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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer

Russell Investment Company

1301 2nd Avenue

18th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – April 30, 2016

Item 1. Reports to Stockholders

Russell Investments

2016 SEMI- ANNUAL REPORT

Russell Funds

APRIL 30, 2016

FUND	SHARE CLASS
U.S. Equity Funds	
Russell U.S. Core Equity Fund	A, C, E, I, S
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, R6, S, Y
International and Global Equity Funds	
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, R6, S, Y
Tax-Managed Equity Funds	
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Russell Tax-Managed International Equity Fund	A, C, E, S
Fixed Income Funds	
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, R6, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, R6, S, Y
Russell Short Duration Bond Fund	A, C, E, R6, S, Y
Tax Exempt Fixed Income Funds	
Russell Tax Exempt High Yield Bond Fund	A, C, E, S
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative Funds	
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, R6, S, Y
Russell Multi-Strategy Alternative Fund	A, C, E, S
Specialty Funds	
Russell Multi-Strategy Income Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	R6, S,T,Y
Select International Equity Fund	R6, S,T,Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. These
financial statements report on 27
of these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2016 (Unaudited)

Table of Contents

Russell Investment Company – Russell Funds.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company
Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2015	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2016	$992.20	$1,019.34
November 1, 2015 to April 30, 2016.	Expenses Paid During Period*	$5.50	$5.57

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 182/366 (to reflect the one-half
Performance” provides information about actual account values	year period).
and actual expenses. You may use the information in this column,
together with the amount you invested, to estimate the expenses			Hypothetical
Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$988.50	$1,015.61
	Expenses Paid During Period*	$9.20	$9.32
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.86%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s			Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
		Actual	return before
may not be used to estimate the actual ending account balance or	Class E	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
to compare the ongoing costs of investing in the Fund and other	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
	April 30, 2016	$992.20	$1,019.34
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$5.50	$5.57
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$993.80	$1,020.98
Expenses Paid During Period*	$3.87	$3.92

* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$993.40	$1,020.59
Expenses Paid During Period*	$4.26	$4.32

* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.1%			Visteon Corp.(Æ)	3,300	263
Consumer Discretionary - 13.8%			Wal-Mart Stores, Inc.	111,930	7,485
Amazon.com, Inc.(Æ)	9,927	6,548	Walt Disney Co. (The)	18,216	1,881
AutoZone, Inc.(Æ)	1,710	1,308	Whirlpool Corp.	10,900	1,898
Cable One, Inc.(Æ)	320	147	Wynn Resorts, Ltd.	7,592	670
Carnival Corp.	8,767	430	Yum! Brands, Inc.	2,937	234
CBS Corp. Class B	24,965	1,396
Children's Place, Inc. (The)	1,100	86			102,219
Chipotle Mexican Grill, Inc. Class A(Æ)	4,575	1,926
Comcast Corp. Class A(Æ)	35,019	2,128	Consumer Staples - 6.5%
			Altria Group, Inc.	137,334	8,612
Cooper Tire & Rubber Co.	1,300	45	Bunge, Ltd.	31,500	1,969
Costco Wholesale Corp.	15,271	2,262	Clorox Co. (The)	2,420	303
Darden Restaurants, Inc.	5,600	349	Coca-Cola Co. (The)	73,412	3,289
Deckers Outdoor Corp.(Æ)	23,970	1,386	Colgate-Palmolive Co.	35,632	2,527
Delphi Automotive PLC	18,451	1,358	Constellation Brands, Inc. Class A	11,263	1,758
Dillard's, Inc. Class A	5,601	395	Core-Mark Holding Co., Inc.	1,900	155
Express, Inc.(Æ)	1,800	33	CVS Health Corp.	5,935	596
Fitbit, Inc. Class A(Æ)	2,200	40	Dean Foods Co.	7,300	126
Ford Motor Co.	87,700	1,189	Dr Pepper Snapple Group, Inc.	8,500	773
Gap, Inc. (The)	87,300	2,024	General Mills, Inc.	1,989	122
General Motors Co.	114,300	3,635	Hormel Foods Corp.	30,300	1,168
Goodyear Tire & Rubber Co. (The)	21,798	631	Kellogg Co.	15,500	1,190
Graham Holdings Co. Class B	1,882	897	Kimberly-Clark Corp.	1,276	160
Hilton Worldwide Holdings, Inc.	32,219	710	Kraft Heinz Co. (The)	884	69
Home Depot, Inc. (The)	26,081	3,492	Kroger Co. (The)	40,000	1,416
JC Penney Co., Inc.(Æ)	5,000	46	Mondelez International, Inc. Class A	136,937	5,883
Kohl's Corp.	1,396	62	PepsiCo, Inc.	39,282	4,044
Lennar Corp. Class A	72,133	3,268	Philip Morris International, Inc.	65,290	6,406
Lowe's Cos., Inc.	36,900	2,805	Procter & Gamble Co. (The)	65,387	5,239
Macy's, Inc.	32,071	1,270	Reynolds American, Inc.	1,819	90
Marriott International, Inc. Class A	5,277	370	Sysco Corp.	3,233	149
McDonald's Corp.	29,552	3,738	Walgreens Boots Alliance, Inc.	3,838	304
MGM Resorts International(Æ)	62,397	1,329	Whole Foods Market, Inc.	66,770	1,942
Michael Kors Holdings, Ltd.(Æ)	50,938	2,631
Murphy USA, Inc.(Æ)	800	46			48,290
Newell Brands, Inc.	35,282	1,607
News Corp. Class A	91,800	1,140	Energy - 7.5%
Nike, Inc. Class B	100,393	5,917	Antero Resources Corp.(Æ)	30,900	874
NVR, Inc.(Æ)	694	1,153	Apache Corp.	31,173	1,696
Omnicom Group, Inc.	1,100	91	BP PLC - ADR	154,849	5,200
Panera Bread Co. Class A(Æ)	3,528	757	California Resources Corp.	5,392	12
Priceline Group, Inc. (The)(Æ)	2,094	2,814	Canadian Natural Resources, Ltd.	75,738	2,274
PulteGroup, Inc.	21,883	402	Chevron Corp.	25,560	2,612
PVH Corp.	13,644	1,304	Cimarex Energy Co.	12,009	1,307
Ralph Lauren Corp. Class A	664	62	Cobalt International Energy, Inc.(Æ)	47,400	153
Ross Stores, Inc.	31,200	1,771	ConocoPhillips	74,806	3,575
Royal Caribbean Cruises, Ltd.	23,477	1,817	Core Laboratories NV	13,170	1,760
Service Corp. International	2,272	61	CVR Energy, Inc.	4,700	114
Starbucks Corp.	55,988	3,148	Devon Energy Corp.	99,539	3,452
Target Corp.	83,247	6,618	Diamond Offshore Drilling, Inc.	5,100	124
Thomson Reuters Corp.	3,948	162	EOG Resources, Inc.	6,336	523
Time Warner, Inc.	35,959	2,702	Exxon Mobil Corp.	92,126	8,144
Time, Inc.	42,500	625	First Solar, Inc.(Æ)	2,100	117
TJX Cos., Inc.	49,507	3,754	FMC Technologies, Inc.(Æ)	20,900	637
Toll Brothers, Inc.(Æ)	9,727	265	Gulfport Energy Corp.(Æ)	5,400	169
Toyota Motor Corp. - ADR(Æ)	12,899	1,312	Helmerich & Payne, Inc.	10,552	698
Tribune Media Co. Class A	12,440	480	Hess Corp.	4,288	256
Tupperware Brands Corp.	12,276	713	HollyFrontier Corp.	6,500	231
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	11,266	2,346	Kinder Morgan, Inc.	34,400	611
Under Armour, Inc. Class A(Æ)	14,557	640	Laredo Petroleum, Inc.(Æ)	18,200	222
Viacom, Inc. Class B	3,591	147	Magna International, Inc. Class A(Æ)	25,767	1,083

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Marathon Oil Corp.	42,800	603	FleetCor Technologies, Inc.(Æ)	28,257	4,371
Marathon Petroleum Corp.	19,523	763	Four Corners Property Trust, Inc.(Æ)(ö)	989	18
Nabors Industries, Ltd.	37,300	365	Franklin Resources, Inc.	5,398	202
National Oilwell Varco, Inc.	2,422	87	Genworth Financial, Inc. Class A(Æ)	36,200	124
NOW, Inc.(Æ)	12,800	231	Goldman Sachs Group, Inc. (The)	4,110	675
Occidental Petroleum Corp.	79,444	6,089	Hartford Financial Services Group, Inc.	9,524	423
Oceaneering International, Inc.	30,500	1,118	Hatteras Financial Corp.(ö)	51,405	817
PBF Energy, Inc. Class A	5,200	167	HCP, Inc.(ö)	6,009	203
Phillips 66(Æ)	43,059	3,536	Huntington Bancshares, Inc.	26,088	262
Pioneer Natural Resources Co.(Æ)	7,788	1,294	Iberiabank Corp.	3,400	201
QEP Resources, Inc.	26,500	475	Intercontinental Exchange, Inc.	4,561	1,095
Rowan Cos. PLC Class A	7,000	132	Jones Lang LaSalle, Inc.	3,900	449
Schlumberger, Ltd.	47,563	3,821	JPMorgan Chase & Co.	155,696	9,840
Seadrill, Ltd.(Æ)	36,600	175	KeyCorp	169,071	2,078
Spectra Energy Corp.	9,238	289	KKR & Co., LP	177,434	2,413
Tesoro Corp.	2,672	213	Leucadia National Corp.	24,785	413
Valero Energy Corp.	5,500	324	Lincoln National Corp.	7,400	322
World Fuel Services Corp.	10,400	486	Loews Corp.	120,100	4,766
WPX Energy, Inc.(Æ)	12,600	122	M&T Bank Corp.	7,817	925
		56,134	Markel Corp.(Æ)	206	185
			Marsh & McLennan Cos., Inc.	5,602	354
Financial Services - 21.4%			MasterCard, Inc. Class A	58,174	5,642
Aflac, Inc.	4,878	336	MetLife, Inc.	82,305	3,712
Alleghany Corp.(Æ)	500	261	Morgan Stanley	16,200	438
Allstate Corp. (The)	33,626	2,187	Morningstar, Inc.	4,600	383
Ally Financial, Inc.(Æ)	17,700	315	Nasdaq, Inc.	22,300	1,376
American Capital Agency Corp.(ö)	20,939	385	Navient Corp.	11,775	161
American Equity Investment Life Holding			New York Community Bancorp, Inc.	10,846	163
Co.(Æ)	27,800	389	Nomura Holdings, Inc. - ADR(Æ)	161,948	682
American Express Co.	65,400	4,279	Northern Trust Corp.	32,199	2,289
American International Group, Inc.	8,692	485	PayPal Holdings, Inc.(Æ)	26,800	1,050
Ameriprise Financial, Inc.	20,017	1,920	PNC Financial Services Group, Inc. (The)	71,230	6,253
Aspen Insurance Holdings, Ltd.	21,000	973	Popular, Inc.(Æ)	28,023	833
Assurant, Inc.	10,800	913	Principal Financial Group, Inc.	35,400	1,511
AvalonBay Communities, Inc.(ö)	3,430	606	PrivateBancorp, Inc. Class A	1,100	46
Bank of America Corp.	700,221	10,195	Prudential Financial, Inc.	16,158	1,255
Bank of New York Mellon Corp. (The)	18,000	724	Public Storage(ö)	2,070	507
BankUnited, Inc.	40,835	1,409	Regions Financial Corp.	307,662	2,886
BB&T Corp.	15,699	555	Reinsurance Group of America, Inc. Class A	16,200	1,543
Berkshire Hathaway, Inc. Class B(Æ)	45,535	6,624	Santander Consumer USA Holdings, Inc.(Æ)	150,084	1,977
BlackRock, Inc. Class A	776	277	Signature Bank(Æ)	3,521	485
Blackstone Group, LP (The)	72,814	1,998	Simon Property Group, Inc.(ö)	1,904	383
BOK Financial Corp.	2,000	120	SL Green Realty Corp.(ö)	5,700	599
Capital One Financial Corp.	35,778	2,590	State Street Corp.	132,459	8,252
CBL & Associates Properties, Inc.(ö)	14,800	173	SunTrust Banks, Inc.	34,732	1,450
Chubb, Ltd.	3,994	471	SVB Financial Group(Æ)	1,460	152
Citigroup, Inc.	127,109	5,883	Synchrony Financial(Æ)	98,303	3,005
Citizens Financial Group, Inc.	88,203	2,015	TFS Financial Corp.	18,253	327
CME Group, Inc. Class A	7,108	653	Travelers Cos., Inc. (The)	7,450	819
CNA Financial Corp.	11,700	370	Two Harbors Investment Corp.(ö)	87,607	686
Comerica, Inc.	33,300	1,479	US Bancorp	39,078	1,668
Cullen/Frost Bankers, Inc.	2,736	175	Visa, Inc. Class A	91,693	7,082
Discover Financial Services	28,279	1,591	Voya Financial, Inc.	45,593	1,480
East West Bancorp, Inc.	6,800	255	Wells Fargo & Co.	260,613	13,025
Endurance Specialty Holdings, Ltd.	16,900	1,081	Western Alliance Bancorp(Æ)	4,000	146
Equinix, Inc.(ö)	7,962	2,630	Xenia Hotels & Resorts, Inc.(ö)	9,300	143
Equity Residential(ö)	2,855	194	XL Group PLC Class A	10,800	353
FactSet Research Systems, Inc.	2,590	390			159,282
Federal Realty Investment Trust(ö)	7,980	1,214
Fifth Third Bancorp	14,696	269

See accompanying notes which are an integral part of the financial statements.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Health Care - 12.3%			Hexcel Corp.	15,667	709
Abbott Laboratories	6,607	257	International Flavors & Fragrances, Inc.	1,300	155
AbbVie, Inc.	50,044	3,053	International Paper Co.	39,100	1,692
Alexion Pharmaceuticals, Inc.(Æ)	5,529	770	Louisiana-Pacific Corp.(Æ)	53,582	911
Allergan PLC(Æ)	7,448	1,613	LyondellBasell Industries NV Class A	1,621	134
Allscripts Healthcare Solutions, Inc.(Æ)	26,500	355	Masco Corp.	41,200	1,265
Alnylam Pharmaceuticals, Inc.(Æ)	3,600	241	Monsanto Co.	21,591	2,023
Amgen, Inc.	18,434	2,918	MRC Global, Inc.(Æ)	3,100	43
Anacor Pharmaceuticals, Inc.(Æ)	17,307	1,086	Newmont Mining Corp.	10,200	357
Anthem, Inc.	12,350	1,739	Nucor Corp.	16,700	831
Baxalta, Inc.	4,912	206	Owens-Illinois, Inc.(Æ)	8,400	155
Baxter International, Inc.	4,568	202	PPG Industries, Inc.	20,524	2,266
Becton Dickinson and Co.	2,071	334	Praxair, Inc.	1,377	162
Biogen, Inc.(Æ)	772	212	Reliance Steel & Aluminum Co.	15,238	1,127
Bio-Rad Laboratories, Inc. Class A(Æ)	4,030	572	Rio Tinto PLC - ADR	39,500	1,329
Bristol-Myers Squibb Co.	47,900	3,457	Sherwin-Williams Co. (The)	4,160	1,195
Cardinal Health, Inc.	24,500	1,922	Westlake Chemical Corp.	19,100	959
Celgene Corp.(Æ)	7,075	732	WestRock Co.	1,526	64
Centene Corp.(Æ)	1,200	74			27,468
Cerner Corp.(Æ)	51,417	2,887
Cigna Corp.	11,781	1,632	Producer Durables - 9.5%
CR Bard, Inc.	3,520	747	3M Co.	3,884	650
DexCom, Inc.(Æ)	13,329	858	Accenture PLC Class A(Æ)	21,992	2,483
Edwards Lifesciences Corp.(Æ)	20,286	2,155	AECOM(Æ)	19,130	622
Eli Lilly & Co.	52,333	3,953	AerCap Holdings NV(Æ)	43,272	1,731
Endo International PLC(Æ)	13,128	354	American Airlines Group, Inc.	70,940	2,461
Express Scripts Holding Co.(Æ)	5,052	373	Ametek, Inc.	1,742	84
Gilead Sciences, Inc.	22,426	1,978	Automatic Data Processing, Inc.	31,077	2,748
Horizon Pharma PLC(Æ)	56,034	861	B/E Aerospace, Inc.	16,402	798
Humana, Inc.	3,965	702	Boeing Co. (The)	2,271	306
ICU Medical, Inc.(Æ)	390	39	Carlisle Cos., Inc.	756	77
Intuitive Surgical, Inc.(Æ)	2,310	1,447	Caterpillar, Inc.	17,843	1,387
Jazz Pharmaceuticals PLC(Æ)	4,408	664	CH Robinson Worldwide, Inc.	8,900	632
Johnson & Johnson	134,289	15,051	Chicago Bridge & Iron Co.	23,044	927
Magellan Health, Inc.(Æ)	8,000	564	Colfax Corp.(Æ)	7,100	230
Mallinckrodt PLC(Æ)	13,115	820	CSX Corp.	7,853	214
McKesson Corp.	4,980	836	Cummins, Inc.	1,228	144
Medtronic PLC	66,624	5,273	Danaher Corp.	4,324	418
Merck & Co., Inc.	121,663	6,672	Deere & Co.	1,629	137
Mylan NV(Æ)	55,285	2,306	Delta Air Lines, Inc.	84,349	3,515
Pfizer, Inc.	329,805	10,788	Eaton Corp. PLC	15,071	954
Regeneron Pharmaceuticals, Inc.(Æ)	4,944	1,862	Emerson Electric Co.	5,848	319
ResMed, Inc.	18,500	1,032	Esterline Technologies Corp.(Æ)	4,800	330
Stryker Corp.	19,749	2,153	Expeditors International of Washington, Inc.	24,300	1,206
TESARO, Inc.(Æ)	22,936	950	FedEx Corp.	19,501	3,220
Thermo Fisher Scientific, Inc.	17,074	2,463	Fluor Corp.	1,691	92
UnitedHealth Group, Inc.	8,801	1,159	General Dynamics Corp.	2,221	312
Valeant Pharmaceuticals International, Inc.			General Electric Co.	70,076	2,155
(Æ)	29,790	994	Honeywell International, Inc.	47,362	5,412
Zimmer Biomet Holdings, Inc.	1,480	171	Huntington Ingalls Industries, Inc.	7,424	1,075
		91,487	Illinois Tool Works, Inc.	2,752	288
			Kansas City Southern	19,285	1,827
Materials and Processing - 3.7%			KBR, Inc.	2,700	42
Air Products & Chemicals, Inc.	1,046	153	L-3 Communications Holdings, Inc. Class 3	2,790	367
Axiall Corp.	2,200	52	Lockheed Martin Corp.	10,195	2,369
CRH PLC - ADR(Æ)	158,000	4,599	Moog, Inc. Class A(Æ)	3,811	186
Dow Chemical Co. (The)	66,870	3,518	Norfolk Southern Corp.	29,623	2,669
Eastman Chemical Co.	7,903	604	Northrop Grumman Corp.	14,820	3,057
Ecolab, Inc.	26,221	3,015	Orbital ATK, Inc.	3,300	287
EI du Pont de Nemours & Co.	2,283	150	Quanta Services, Inc.(Æ)	8,800	209

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Raytheon Co.	49,143	6,209	Marvell Technology Group, Ltd.	38,500		384
Rockwell Automation, Inc.	8,712	989	Micron Technology, Inc.(Æ)	179,824		1,933
Rollins, Inc.	4,700	126	Microsoft Corp.	194,075		9,679
Ryder System, Inc.	914	63	MicroStrategy, Inc. Class A(Æ)	3,700		663
S&P Global, Inc.(Æ)	9,107	973	NCR Corp.(Æ)	7,200		209
Southwest Airlines Co.	78,400	3,497	NetApp, Inc.	40,100		948
Stanley Black & Decker, Inc.	27,900	3,123	NetScout Systems, Inc.(Æ)	37,000		824
Teekay Corp.	1,800	20	NXP Semiconductors NV(Æ)	29,633		2,527
Terex Corp.	65,122	1,556	ON Semiconductor Corp.(Æ)	7,900		75
Textron, Inc.	14,850	574	Oracle Corp.	94,696		3,775
Trinity Industries, Inc.	39,700	775	Palo Alto Networks, Inc.(Æ)	3,678		555
Triumph Group, Inc.	23,400	847	QUALCOMM, Inc.	20,614		1,041
Tyco International PLC	2,588	100	Red Hat, Inc.(Æ)	39,408		2,891
Union Pacific Corp.	6,803	593	Rovi Corp.(Æ)	4,100		72
United Continental Holdings, Inc.(Æ)	4,308	197	Salesforce.com, Inc.(Æ)	28,436		2,155
United Parcel Service, Inc. Class B	8,601	904	Sanmina Corp.(Æ)	2,400		57
United Technologies Corp.	24,724	2,580	SAP SE - ADR	16,609		1,306
Waste Management, Inc.	3,973	234	Symantec Corp.	75,302		1,253
WW Grainger, Inc.	353	83	SYNNEX Corp.	800		66
Xylem, Inc.	33,348	1,393	Synopsys, Inc.(Æ)	29,700		1,411
		70,776	Texas Instruments, Inc.	5,955		340
			Verint Systems, Inc.(Æ)	21,500		728
Technology - 14.8%			Viavi Solutions, Inc. Class W(Æ)	59,900		390
3D Systems Corp.(Æ)	8,100	143	VMware, Inc. Class A(Æ)	6,600		376
Activision Blizzard, Inc.(Æ)	33,340	1,149	Western Digital Corp.	33,200		1,357
Adobe Systems, Inc.(Æ)	22,565	2,126	Zynga, Inc. Class A(Æ)	120,600		287
Advanced Micro Devices, Inc.(Æ)	182,500	648				109,683
Alibaba Group Holding, Ltd. - ADR(Æ)	17,721	1,363
Alphabet, Inc. Class A(Æ)	6,090	4,311	Utilities - 5.6%
Alphabet, Inc. Class C(Æ)	14,151	9,807	Ameren Corp.	4,800		230
Anixter International, Inc.(Æ)	14,000	872	American Electric Power Co., Inc.	29,670		1,884
Apple, Inc.	124,845	11,703	American Water Works Co., Inc.	8,600		626
Applied Materials, Inc.	50,448	1,033	AT&T, Inc.	262,597		10,194
Arista Networks, Inc.(Æ)	3,900	260	Calpine Corp.(Æ)	57,870		913
ARM Holdings PLC - ADR(Æ)	56,841	2,341	China Mobile, Ltd. - ADR	27,655		1,591
ARRIS International PLC(Æ)	16,800	383	Consolidated Edison, Inc.	6,900		515
Avnet, Inc.	3,055	126	Dominion Resources, Inc.	19,068		1,363
Broadcom, Ltd.(Æ)	17,668	2,575	DTE Energy Co.	15,300		1,364
Brocade Communications Systems, Inc.	33,100	318	Duke Energy Corp.	6,939		547
CA, Inc.	36,200	1,074	Edison International	18,000		1,273
Cisco Systems, Inc.	160,977	4,425	Entergy Corp.	66,100		4,969
Cognizant Technology Solutions Corp. Class			Eversource Energy	4,400		248
A(Æ)	7,381	431	Exelon Corp.	18,400		646
Coherent, Inc.(Æ)	700	65	FirstEnergy Corp.	11,900		388
comScore, Inc.(Æ)	13,750	421	Idacorp, Inc.	1,800		131
Dolby Laboratories, Inc. Class A	10,400	495	NextEra Energy, Inc.	24,089		2,832
Electronic Arts, Inc.(Æ)	11,559	715	PG&E Corp.	14,136		823
EMC Corp.	10,045	262	Pinnacle West Capital Corp.	2,600		189
Facebook, Inc. Class A(Æ)	50,828	5,976	Southern Co. (The)	51,515		2,581
Finisar Corp.(Æ)	26,300	433	Sprint Corp.(Æ)	34,100		117
Gartner, Inc.(Æ)	6,300	549	T-Mobile US, Inc.(Æ)	8,000		314
Groupon, Inc. Class A(Æ)	37,800	137	Verizon Communications, Inc.	152,533		7,770
Harris Corp.	16,193	1,296				41,508
Hewlett Packard Enterprise Co.(Æ)	77,581	1,293
Intel Corp.	252,000	7,631	Total Common Stocks
International Business Machines Corp.	38,443	5,610
Juniper Networks, Inc.	21,800	510	(cost $593,967)			706,847
Lam Research Corp.	27,561	2,106
Leidos Holdings, Inc.	9,000	446	Short-Term Investments - 4.8%
LinkedIn Corp. Class A(Æ)	10,755	1,348	Russell U.S. Cash Management Fund	33,659,880	(8)	33,660
			United States Treasury Bills

See accompanying notes which are an integral part of the financial statements.

8 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($) or	Value
	Shares	$
0.490% due 06/16/16	1,500	1,500
0.303% due 08/11/16	500	499
Total Short-Term Investments
(cost $35,658)		35,659
Total Investments 99.9%
(identified cost $629,625)		742,506
Other Assets and Liabilities, Net
- 0.1%		512
Net Assets - 100.0%		743,018

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 9

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
Russell 1000 Mini Index Futures		62	USD		7,071	06/16	7
S&P 500 E-Mini Index Futures		275	USD	28,313		06/16	(18)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts							(11)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$102,219	$—		$—		$102,219	13.8
Consumer Staples	48,290	—		—		48,290	6.5
Energy	56,134	—		—		56,134	7.5
Financial Services	159,282	—		—		159,282	21.4
Health Care	91,487	—		—		91,487	12.3
Materials and Processing	27,468	—		—		27,468	3.7
Producer Durables	70,776	—		—		70,776	9.5
Technology	109,683	—		—		109,683	14.8
Utilities	41,508	—		—		41,508	5.6
Short-Term Investments(a)	—	1,999		—		35,659	4.8
Total Investments	706,847	1,999		—		742,506	99.9
Other Assets and Liabilities, Net							0.1
							100.0
Other Financial Instruments
Futures Contracts	(11)	—		—		(11)	(—)*
Total Other Financial Instruments**	$(11)	$—		$—		$(11)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

10 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$7
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$18
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,012
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,365)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 11

Russell Investment Company
Russell U.S. Core Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$228	$	— $	228
Total Financial and Derivative Liabilities	228	—	228
Financial and Derivative Liabilities not subject to a netting agreement	(228)	—	(228)
Total Financial and Derivative Liabilities subject to a netting agreement	$—	$	— $	—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

12 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$629,625
Investments, at fair value(>)	742,506
Receivables:
Dividends and interest	843
Dividends from affiliated Russell funds	9
Investments sold	10,730
Fund shares sold	95
Prepaid expenses	12
Total assets	754,195
Liabilities
Payables:
Investments purchased	9,289
Fund shares redeemed	1,021
Accrued fees to affiliates	520
Other accrued expenses	119
Variation margin on futures contracts	228
Total liabilities	11,177
Net Assets	$743,018

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 13

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$58
Accumulated net realized gain (loss)	16,755
Unrealized appreciation (depreciation) on:
Investments	112,881
Futures contracts	(11)
Shares of beneficial interest	244
Additional paid-in capital	613,091
Net Assets	$743,018
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$30.60
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$32.47
Class A — Net assets	$29,942,370
Class A — Shares outstanding ($.01 par value)	978,645
Net asset value per share: Class C(#)	$30.01
Class C — Net assets	$43,946,548
Class C — Shares outstanding ($.01 par value)	1,464,474
Net asset value per share: Class E(#)	$30.63
Class E — Net assets	$7,044,786
Class E — Shares outstanding ($.01 par value)	229,983
Net asset value per share: Class I(#)	$30.52
Class I — Net assets	$372,500,309
Class I — Shares outstanding ($.01 par value)	12,204,924
Net asset value per share: Class S(#)	$30.54
Class S — Net assets	$289,583,905
Class S — Shares outstanding ($.01 par value)	9,481,406
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$33,660

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

14 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$8,783
Dividends from affiliated Russell funds	45
Interest	1
Total investment income	8,829
Expenses
Advisory fees	2,213
Administrative fees	194
Custodian fees	104
Distribution fees - Class A	38
Distribution fees - Class C	169
Transfer agent fees - Class A	31
Transfer agent fees - Class C	45
Transfer agent fees - Class E	7
Transfer agent fees - Class I	246
Transfer agent fees - Class S	312
Professional fees	44
Registration fees	45
Shareholder servicing fees - Class C	56
Shareholder servicing fees - Class E	9
Trustees’ fees	15
Printing fees	29
Miscellaneous	11
Total expenses	3,568
Net investment income (loss)	5,261
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	24,430
Futures contracts	2,012
Net realized gain (loss)	26,442
Net change in unrealized appreciation (depreciation) on:
Investments	(41,344)
Futures contracts	(2,365)
Net change in unrealized appreciation (depreciation)	(43,709)
Net realized and unrealized gain (loss)	(17,267)
Net Increase (Decrease) in Net Assets from Operations	$(12,006)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 15

Russell Investment Company
Russell U.S. Core Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,261	$13,597
Net realized gain (loss)	26,442	271,961
Net change in unrealized appreciation (depreciation)	(43,709)	(198,051)
Net increase (decrease) in net assets from operations	(12,006)	87,507
Distributions
From net investment income
Class A	(186)	(404)
Class C	(109)	(300)
Class E	(44)	(108)
Class I	(3,114)	(7,732)
Class S	(2,272)	(5,525)
Class Y	—	(1,675)
From net realized gain
Class A	(6,287)	(5,083)
Class C	(9,369)	(7,688)
Class E	(1,460)	(1,465)
Class I	(86,408)	(78,180)
Class S	(64,637)	(59,594)
Class Y	—	(95,647)
Net decrease in net assets from distributions	(173,886)	(263,401)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(21,302)	(684,853)
Total Net Increase (Decrease) in Net Assets	(207,194)	(860,747)
Net Assets
Beginning of period	950,212	1,810,959
End of period	$743,018	$950,212
Undistributed (overdistributed) net investment income included in net assets	$58	$522

See accompanying notes which are an integral part of the financial statements.

16 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	24	$770	100	$3,876
Proceeds from reinvestment of distributions	212	6,407	142	5,454
Payments for shares redeemed	(153)	(4,791)	(185)	(7,192)
Net increase (decrease)	83	2,386	57	2,138
Class C
Proceeds from shares sold	28	865	69	2,655
Proceeds from reinvestment of distributions	315	9,325	209	7,944
Payments for shares redeemed	(199)	(6,083)	(232)	(8,925)
Net increase (decrease)	144	4,107	46	1,674
Class E
Proceeds from shares sold	6	181	13	525
Proceeds from reinvestment of distributions	49	1,492	41	1,562
Payments for shares redeemed	(26)	(794)	(117)	(4,525)
Net increase (decrease)	29	879	(63)	(2,438)
Class I
Proceeds from shares sold	306	9,348	804	30,527
Proceeds from reinvestment of distributions	2,927	88,113	2,215	85,273
Payments for shares redeemed	(3,938)	(124,987)	(3,340)	(130,628)
Net increase (decrease)	(705)	(27,526)	(321)	(14,828)
Class S
Proceeds from shares sold	285	8,815	829	32,394
Proceeds from reinvestment of distributions	2,173	65,470	1,658	63,868
Payments for shares redeemed	(2,390)	(75,433)	(2,991)	(116,150)
Net increase (decrease)	68	(1,148)	(504)	(19,888)
Class Y(1)
Proceeds from shares sold	—	—	158	6,425
Proceeds from reinvestment of distributions	—	—	2,529	97,322
Payments for shares redeemed	—	—	(19,070)	(755,258)
Net increase (decrease)	—	—	(16,383)	(651,511)
Total increase (decrease)	(381)	$(21,302)	(17,168)	$(684,853)

(1) For the period November 1, 2014 to May 1, 2015 (final redemption).

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 17

Russell Investment Company
Russell U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income(Loss) (a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	38.50	.17	(.59)	(.42)	(.21)	(7.27)
October 31, 2015	43.30	.31	1.44	1.75	(.44)	(6.11)
October 31, 2014	38.17	.39	5.12	5.51	(.38)	—
October 31, 2013	30.29	.31	7.88	8.19	(.31)	—
October 31, 2012	27.08	.21	3.23	3.44	(.23)	—
October 31, 2011	26.05	.17	1.03	1.20	(.17)	—

Class C
April 30, 2016*	37.90	.06	(.60)	(.54)	(.08)	(7.27)
October 31, 2015	42.78	.02	1.42	1.44	(.21)	(6.11)
October 31, 2014	37.78	.08	5.07	5.15	(.15)	—
October 31, 2013	30.01	.05	7.80	7.85	(.08)	—
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)	—
October 31, 2011	25.91	(.03)	1.03	1.00	(.02)	—

Class E
April 30, 2016*	38.53	.17	(.59)	(.42)	(.21)	(7.27)
October 31, 2015	43.33	.31	1.43	1.74	(.43)	(6.11)
October 31, 2014	38.17	.40	5.13	5.53	(.37)	—
October 31, 2013	30.29	.32	7.87	8.19	(.31)	—
October 31, 2012	27.06	.23	3.21	3.44	(.21)	—
October 31, 2011	26.02	.20	1.03	1.23	(.19)	—

Class I
April 30, 2016*	38.42	.23	(.60)	(.37)	(.26)	(7.27)
October 31, 2015	43.24	.44	1.43	1.87	(.58)	(6.11)
October 31, 2014	38.10	.52	5.13	5.65	(.51)	—
October 31, 2013	30.24	.42	7.86	8.28	(.42)	—
October 31, 2012	27.04	.31	3.22	3.53	(.33)	—
October 31, 2011	26.01	.27	1.02	1.29	(.26)	—

Class S
April 30, 2016*	38.45	.22	(.61)	(.39)	(.25)	(7.27)
October 31, 2015	43.26	.41	1.43	1.84	(.54)	(6.11)
October 31, 2014	38.12	.49	5.13	5.62	(.48)	—
October 31, 2013	30.26	.39	7.86	8.25	(.39)	—
October 31, 2012	27.04	.28	3.23	3.51	(.29)	—
October 31, 2011	26.01	.24	1.03	1.27	(.24)	—

Class Y(j)
October 31, 2015(9)	43.19	.26	2.13	2.39	(.38)	(6.11)
October 31, 2014	38.06	.58	5.11	5.69	(.56)	—
October 31, 2013	30.21	.46	7.85	8.31	(.46)	—
October 31, 2012	27.02	.33	3.23	3.56	(.37)	—
October 31, 2011	25.99	.29	1.03	1.32	(.29)	—

See accompanying notes which are an integral part of the financial statements.

18 Russell U.S. Core Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate)(b)
(7.48)	30.60	(.78)	29,942	1.11	1.11	1.11	35
(6.55)	38.50	4.17	34,474	1.09	1.09	.79	103
(.38)	43.30	14.49	36,334	1.08	1.08	.95	73
(.31)	38.17	27.19	33,491	1.07	1.07	.90	97
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117
(.17)	27.08	4.60	29,238	1.07	1.07	.62	90
(7.35)	30.01	(1.15)	43,947	1.86	1.86	.36	35
(6.32)	37.90	3.39	50,046	1.84	1.84	.04	103
(.15)	42.78	13.66	54,530	1.83	1.83	.21	73
(.08)	37.78	26.23	55,105	1.82	1.82	.16	97
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117
(.02)	26.89	3.81	61,417	1.82	1.82	(.13)	90
(7.48)	30.63	(.78)	7,045	1.11	1.11	1.11	35
(6.54)	38.53	4.14	7,752	1.09	1.09	.80	103
(.37)	43.33	14.52	11,449	1.08	1.08	.97	73
(.31)	38.17	27.18	19,657	1.07	1.06	.95	97
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117
(.19)	27.06	4.67	67,675	1.07	.99	.71	90
(7.53)	30.52	(.62)	372,500.78		.78	1.45	35
(6.69)	38.42	4.48	496,057.76		.76	1.12	103
(.51)	43.24	14.90	572,064.75		.75	1.28	73
(.42)	38.10	27.59	579,477.74		.74	1.23	97
(.33)	30.24	13.13	597,630.74		.74	1.07	117
(.26)	27.04	4.95	887,294.74		.74	.96	90
(7.52)	30.54	(.66)	289,584.86		.86	1.37	35
(6.65)	38.45	4.42	361,883.84		.84	1.04	103
(.48)	43.26	14.80	428,952.83		.83	1.20	73
(.39)	38.12	27.51	450,265.82		.82	1.15	97
(.29)	30.26	13.01	440,333.82		.82	.99	117
(.24)	27.04	4.87	1,509,859.82		.82	.87	90
(6.49)	39.09	5.88	—	.64	.64	1.30	41
(.56)	43.19	15.02	707,630.63		.63	1.42	73
(.46)	38.06	27.74	989,520.62		.62	1.35	97
(.37)	30.21	13.24	1,031,582.64		.64	1.16	117
(.29)	27.02	5.06	1,239,602.64		.64	1.05	90

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund 19

Russell Investment Company
Russell U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,020.70	$1,018.80
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.13	$6.12
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$1,016.80	$1,015.07
the expenses you paid on your account during this period.	Expenses Paid During Period*	$9.88	$9.87
Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$1,020.60	$1,018.80
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.13	$6.12
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

20 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,022.30	$1,020.44
Expenses Paid During Period*	$4.48	$4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,021.90	$1,020.04
Expenses Paid During Period*	$4.88	$4.87
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,022.90	$1,021.03
Expenses Paid During Period*	$3.87	$3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell U.S. Defensive Equity Fund 21

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($) or	Value
	Amount ($) or	Value		Shares	$
	Shares	$
Common Stocks - 94.8%			Altria Group, Inc.(Û)	100,946	6,330
Consumer Discretionary - 11.5%			Archer-Daniels-Midland Co.	6,878	275
Aaron's, Inc. Class A	22,900	600	Bunge, Ltd.	29,829	1,864
AutoZone, Inc.(Æ)(Û)	2,769	2,119	Campbell Soup Co.	4,421	273
Bed Bath & Beyond, Inc.(Æ)	4,350	206	Casey's General Stores, Inc.	2,360	264
Brinker International, Inc.	6,557	304	Clorox Co. (The)	3,331	417
Cable One, Inc.(Æ)	1,141	524	Coca-Cola Co. (The)(Û)	268,994	12,051
Charter Communications, Inc. Class A(Æ)	1,214	258	Coca-Cola Enterprises, Inc.	41,646	2,186
Children's Place, Inc. (The)	7,700	600	Colgate-Palmolive Co.	2,571	182
Chipotle Mexican Grill, Inc. Class A(Æ)	3,290	1,385	Constellation Brands, Inc. Class A	5,672	885
Choice Hotels International, Inc.	8,426	427	Core-Mark Holding Co., Inc.	13,883	1,134
Comcast Corp. Class A(Æ)(Û)	142,391	8,652	CVS Health Corp.	102,189	10,270
Cooper Tire & Rubber Co.	8,200	283	Dean Foods Co.	22,500	388
Costco Wholesale Corp.(Û)	33,841	5,013	Dr Pepper Snapple Group, Inc.	54,232	4,930
Darden Restaurants, Inc.	7,700	479	Flowers Foods, Inc.	12,100	232
Delphi Automotive PLC	3,342	246	Hershey Co. (The)	14,086	1,312
Dick's Sporting Goods, Inc.	8,482	393	Hormel Foods Corp.	47,400	1,827
Dollar General Corp.	110,284	9,033	Ingredion, Inc.	1,585	182
Domino's Pizza, Inc.	10,847	1,311	JM Smucker Co. (The)	19,680	2,499
Foot Locker, Inc.	12,094	743	Kimberly-Clark Corp.	25,897	3,242
Gentex Corp.	3,727	60	Kroger Co. (The)	87,622	3,101
Genuine Parts Co.	2,711	260	Molson Coors Brewing Co. Class B	30,146	2,883
Graham Holdings Co. Class B	3,045	1,451	Mondelez International, Inc. Class A	129,697	5,572
Home Depot, Inc. (The)	69,817	9,348	PepsiCo, Inc.(Û)	100,542	10,352
J Alexander's Holdings, Inc.(Æ)	5,956	61	Philip Morris International, Inc.	141,470	13,881
John Wiley & Sons, Inc. Class A	491	24	Procter & Gamble Co. (The)	218,479	17,504
Lowe's Cos., Inc.	94,804	7,207	Reynolds American, Inc.	118,372	5,871
Marriott International, Inc. Class A	19,548	1,370	Sysco Corp.	46,000	2,119
McDonald's Corp.(Û)	54,292	6,867	United Natural Foods, Inc.(Æ)	18,800	671
Murphy USA, Inc.(Æ)	18,100	1,039	Walgreens Boots Alliance, Inc.	3,604	286
New York Times Co. (The) Class A	18,200	233	Whole Foods Market, Inc.	46,400	1,349
News Corp. Class A	120,000	1,490			114,332
Nike, Inc. Class B	50,665	2,986
Nordstrom, Inc.	1,098	56	Energy - 5.6%
NVR, Inc.(Æ)	1,424	2,366	Antero Resources Corp.(Æ)	46,600	1,319
Omnicom Group, Inc.	73,644	6,110	Chevron Corp.	92,269	9,428
O'Reilly Automotive, Inc.(Æ)	5,780	1,518	Columbia Pipeline Group, Inc.	32,177	824
Penske Automotive Group, Inc.	13,600	532	ConocoPhillips	4,045	193
Polaris Industries, Inc.	1,279	125	CVR Energy, Inc.	23,000	558
Ralph Lauren Corp. Class A	271	25	EQT Corp.	2,239	157
Ross Stores, Inc.	58,972	3,349	Exxon Mobil Corp.(Û)	202,150	17,870
Scripps Networks Interactive, Inc. Class A	1,156	72	First Solar, Inc.(Æ)	2,200	123
Starbucks Corp.	24,888	1,400	FMC Technologies, Inc.(Æ)	40,607	1,238
Target Corp.	15,541	1,236	Marathon Petroleum Corp.	12,500	489
Thomson Reuters Corp.	7,902	325	National Oilwell Varco, Inc.	18,900	681
Thor Industries, Inc.	471	30	NOW, Inc.(Æ)	41,000	741
Time Warner, Inc.	23,724	1,783	Occidental Petroleum Corp.	84,134	6,449
Time, Inc.	97,500	1,433	Oceaneering International, Inc.	42,239	1,548
TJX Cos., Inc.	62,997	4,777	Phillips 66(Æ)	1,089	89
TRI Pointe Group, Inc.(Æ)	35,800	415	Rice Energy, Inc.(Æ)	82,364	1,426
Tribune Media Co. Class A	19,407	748	Royal Dutch Shell PLC Class A - ADR(Æ)	90,590	4,791
Twenty-First Century Fox, Inc. Class A(Æ)	64,688	1,958	TransCanada Corp.	33,190	1,377
VF Corp.	23,114	1,457	Valero Energy Corp.	5,600	330
Visteon Corp.(Æ)	7,000	558	World Fuel Services Corp.	8,800	411
Wal-Mart Stores, Inc.(Û)	95,267	6,371	WPX Energy, Inc.(Æ)	18,600	180
Walt Disney Co. (The)	20,192	2,085			50,222
Wolverine World Wide, Inc.	34,200	648
		104,349	Financial Services - 16.9%
			Aflac, Inc.	92,617	6,388
Consumer Staples - 12.7%			Alexander's, Inc.(ö)	106	41

See accompanying notes which are an integral part of the financial statements.

22 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Alexandria Real Estate Equities, Inc.(ö)(Û)	10,800	1,004	Liberty Property Trust(ö)	5,370	187
Alleghany Corp.(Æ)	406	212	Loews Corp.	7,216	286
Allied World Assurance Co. Holdings AG	2,051	73	M&T Bank Corp.	4,656	551
Allstate Corp. (The)	20,597	1,340	Markel Corp.(Æ)	2,294	2,063
American Equity Investment Life Holding			Marsh & McLennan Cos., Inc.	96,460	6,091
Co.(Æ)	30,400	426	MasterCard, Inc. Class A(Û)	47,719	4,628
American Express Co.	11,745	768	MetLife, Inc.	9,846	444
American Financial Group, Inc.	10,497	725	MFA Financial, Inc.(ö)	7,932	55
American Tower Corp.(ö)	5,334	559	Morningstar, Inc.	6,037	502
AmTrust Financial Services, Inc.	58,610	1,456	Nasdaq, Inc.	25,200	1,555
Annaly Capital Management, Inc.(ö)	5,414	56	New York Community Bancorp, Inc.	10,298	155
Arch Capital Group, Ltd.(Æ)	3,149	222	Old Republic International Corp.	34,000	629
Arthur J Gallagher & Co.	47,348	2,180	Paramount Group, Inc.(ö)	93,908	1,568
Aspen Insurance Holdings, Ltd.	27,249	1,263	Parkway Properties, Inc.(ö)	38,000	625
Assurant, Inc.	19,189	1,623	People's United Financial, Inc.	7,849	122
AvalonBay Communities, Inc.(ö)	9,028	1,596	PNC Financial Services Group, Inc. (The)(Û)	52,214	4,583
Axis Capital Holdings, Ltd.	2,563	137	Post Properties, Inc.(ö)	10,404	597
Bank of America Corp.	5,592	81	Principal Financial Group, Inc.	68,489	2,923
Bank of New York Mellon Corp. (The)	6,551	264	ProAssurance Corp.	864	41
BB&T Corp.	48,225	1,706	Progressive Corp. (The)(Æ)	13,700	447
Berkshire Hathaway, Inc. Class B(Æ)	71,763	10,440	Public Storage(ö)	1,924	471
BlackRock, Inc. Class A	1,756	626	Raymond James Financial, Inc.	8,993	469
BOK Financial Corp.	438	26	Regency Centers Corp.(ö)	19,252	1,419
Boston Properties, Inc.(ö)	4,380	564	Regions Financial Corp.	58,400	548
Broadridge Financial Solutions, Inc.	3,044	182	Reinsurance Group of America, Inc. Class A	28,832	2,745
Brown & Brown, Inc.	1,875	66	RenaissanceRe Holdings, Ltd.	1,169	130
Capital One Financial Corp.	7,674	556	Senior Housing Properties Trust(ö)	5,968	105
CBL & Associates Properties, Inc.(ö)	127,100	1,485	Signature Bank(Æ)	3,200	441
Chubb, Ltd.	28,711	3,384	Simon Property Group, Inc.(ö)	18,496	3,721
Cincinnati Financial Corp.	4,173	275	Starwood Property Trust, Inc.(ö)	4,624	90
Citigroup, Inc.	1,358	63	State Street Corp.	84,540	5,267
Citizens Financial Group, Inc.(Û)	75,900	1,734	SunTrust Banks, Inc.	14,600	609
CME Group, Inc. Class A	795	73	SVB Financial Group(Æ)	2,800	292
CNA Financial Corp.	22,822	721	Tanger Factory Outlet Centers, Inc.(ö)	1,336	47
Comerica, Inc.	41,876	1,859	TCF Financial Corp.	116,578	1,590
Commerce Bancshares, Inc.	1,378	65	Torchmark Corp.	3,202	185
Cullen/Frost Bankers, Inc.	26,932	1,723	Total System Services, Inc.	33,400	1,708
Discover Financial Services	2,875	162	Travelers Cos., Inc. (The)	27,254	2,995
East West Bancorp, Inc.	27,348	1,025	Unum Group	38,400	1,314
Endurance Specialty Holdings, Ltd.	25,276	1,617	US Bancorp	74,513	3,181
Equifax, Inc.	10,689	1,285	Validus Holdings, Ltd.	2,147	99
Equity LifeStyle Properties, Inc. Class A(ö)	10,345	709	Visa, Inc. Class A(Û)	103,543	7,998
Equity One, Inc.(ö)	24,200	685	Voya Financial, Inc.	49,602	1,611
Equity Residential(ö)	3,714	253	Wells Fargo & Co.(Û)	243,393	12,165
EverBank Financial Corp.	42,881	647	White Mountains Insurance Group, Ltd.(Æ)	144	120
Everest Re Group, Ltd.	9,647	1,784	WP Glimcher, Inc.(ö)	154,100	1,617
Fidelity National Information Services, Inc.	31,284	2,058	WR Berkley Corp.	49,377	2,765
FNF Group	1,442	46	Xenia Hotels & Resorts, Inc.(ö)	63,461	976
FNFV Group(Æ)	23,142	249	XL Group PLC Class A	66,218	2,167
Global Payments, Inc.	25,783	1,861			152,444
Goldman Sachs Group, Inc. (The)	3,280	538
Great Western Bancorp, Inc.	10,600	334	Health Care - 15.7%
Hanover Insurance Group, Inc. (The)	12,342	1,058	Abbott Laboratories	229,381	8,923
HCP, Inc.(ö)	5,465	185	Aetna, Inc.	29,258	3,285
Huntington Bancshares, Inc.	17,144	172	Agilent Technologies, Inc.	6,026	247
Iberiabank Corp.	28,500	1,681	Alexion Pharmaceuticals, Inc.(Æ)	602	84
Intercontinental Exchange, Inc.	3,878	931	Allergan PLC(Æ)	1,351	293
Invesco, Ltd.	19,057	591	Allscripts Healthcare Solutions, Inc.(Æ)	63,600	852
Jack Henry & Associates, Inc.	21,994	1,782	Alnylam Pharmaceuticals, Inc.(Æ)	7,800	523
Jones Lang LaSalle, Inc.	16,771	1,932	AmerisourceBergen Corp. Class A(Û)	99,381	8,457

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 23

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Amgen, Inc.(Û)	59,590	9,433	Westlake Chemical Corp.	40,428	2,029
Anthem, Inc.	23,148	3,259			15,097
Baxalta, Inc.	29,561	1,240
Baxter International, Inc.	133,213	5,891	Producer Durables - 11.6%
Becton Dickinson and Co.	25,221	4,067	3M Co.	42,302	7,080
Biogen, Inc.(Æ)	2,185	601	Accenture PLC Class A(Æ)	78,497	8,864
Bio-Rad Laboratories, Inc. Class A(Æ)	419	59	AGCO Corp.	10,500	561
Boston Scientific Corp.(Æ)	13,643	299	Automatic Data Processing, Inc.	67,893	6,004
Bristol-Myers Squibb Co.	45,927	3,315	Avery Dennison Corp.	3,834	278
Cardinal Health, Inc.(Û)	52,373	4,109	Boeing Co. (The)(Û)	37,763	5,090
Celgene Corp.(Æ)	1,392	144	Canadian Pacific Railway, Ltd.	1,516	219
Cigna Corp.	6,039	837	Carlisle Cos., Inc.	478	49
CR Bard, Inc.(Û)	14,649	3,108	CH Robinson Worldwide, Inc.(Û)	28,303	2,009
DaVita HealthCare Partners, Inc.(Æ)	676	50	Cintas Corp.	812	73
Eli Lilly & Co.	65,661	4,959	Cummins, Inc.	3,683	431
Express Scripts Holding Co.(Æ)	3,373	249	Danaher Corp.	6,872	665
Gilead Sciences, Inc.	72,204	6,369	Eaton Corp. PLC	2,184	138
Henry Schein, Inc.(Æ)	949	160	Esterline Technologies Corp.(Æ)	9,200	632
Humana, Inc.	2,456	435	Expeditors International of Washington, Inc.	33,400	1,657
ICU Medical, Inc.(Æ)	8,572	852	FedEx Corp.	15,990	2,640
IDEXX Laboratories, Inc.(Æ)	5,600	472	Fluor Corp.	3,417	187
Incyte Corp.(Æ)	8,900	643	General Dynamics Corp.	33,571	4,717
Johnson & Johnson(Û)	181,140	20,302	Graco, Inc.	593	46
Laboratory Corp. of America Holdings(Æ)	2,297	288	HNI Corp.	18,400	804
Magellan Health, Inc.(Æ)	18,460	1,301	Honeywell International, Inc.	83,251	9,513
McKesson Corp.	36,375	6,104	Hub Group, Inc. Class A(Æ)	10,803	416
MEDNAX, Inc.(Æ)	2,375	169	Illinois Tool Works, Inc.	69,530	7,267
Medtronic PLC	6,586	521	KBR, Inc.	41,700	649
Merck & Co., Inc.	49,992	2,742	Keysight Technologies, Inc.(Æ)	843	22
Patterson Cos., Inc.	1,427	62	L-3 Communications Holdings, Inc.	10,472	1,377
Perrigo Co. PLC	47,820	4,623	Lincoln Electric Holdings, Inc.	11,116	697
Pfizer, Inc.	384,441	12,575	Lockheed Martin Corp.(Û)	20,839	4,843
Qiagen NV(Æ)	2,946	66	ManpowerGroup, Inc.	7,400	570
ResMed, Inc.	31,676	1,767	Moog, Inc. Class A(Æ)	16,700	816
Select Medical Holdings Corp.(Æ)	14,800	198	MSC Industrial Direct Co., Inc. Class A	921	71
St. Jude Medical, Inc.	16,894	1,287	Northrop Grumman Corp.	27,537	5,680
Stryker Corp.	34,721	3,785	PACCAR, Inc.	3,276	193
Teleflex, Inc.	521	81	Quanta Services, Inc.(Æ)	26,483	628
Thermo Fisher Scientific, Inc.	2,833	409	Raytheon Co.	27,575	3,484
UnitedHealth Group, Inc.	82,730	10,894	Republic Services, Inc. Class A	18,602	876
Varian Medical Systems, Inc.(Æ)	9,434	766	Robert Half International, Inc.	2,468	95
Zimmer Biomet Holdings, Inc.	2,592	300	Rockwell Collins, Inc.	3,358	296
		141,455	Snap-on, Inc.	21,043	3,352
			Stanley Black & Decker, Inc.	23,915	2,677
Materials and Processing - 1.7%			Trinity Industries, Inc.	69,200	1,350
Acuity Brands, Inc.	2,460	600	Triumph Group, Inc.	38,400	1,389
Beacon Roofing Supply, Inc.(Æ)	12,200	521	Union Pacific Corp.	20,200	1,762
Bemis Co., Inc.	10,600	532	United Parcel Service, Inc. Class B	21,954	2,307
Crown Holdings, Inc.(Æ)	32,382	1,715	United Technologies Corp.	48,634	5,076
Domtar Corp.	17,900	692	Wabtec Corp.	19,700	1,634
EI du Pont de Nemours & Co.	15,764	1,039	Waters Corp.(Æ)	5,353	697
International Flavors & Fragrances, Inc.	15,150	1,810	WW Grainger, Inc.	16,620	3,898
LyondellBasell Industries NV Class A	3,674	304	Xylem, Inc.	22,974	960
Monsanto Co.	441	41			104,739
Mosaic Co. (The)	5,982	167
NewMarket Corp.	205	83	Technology - 12.6%
PPG Industries, Inc.	5,740	634	Adobe Systems, Inc.(Æ)	5,600	528
Praxair, Inc.	19,660	2,309	Advanced Micro Devices, Inc.(Æ)	272,400	967
Sherwin-Williams Co. (The)	8,968	2,577	Alphabet, Inc. Class A(Æ)	7,756	5,490
Sonoco Products Co.	935	44	Alphabet, Inc. Class C(Æ)(Û)	21,797	15,106

See accompanying notes which are an integral part of the financial statements.

24 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Amdocs, Ltd.	3,926	222	DTE Energy Co.	23,539	2,099
Amphenol Corp. Class A	4,996	279	Duke Energy Corp.	15,147	1,193
Analog Devices, Inc.	19,662	1,107	Edison International	47,707	3,373
Anixter International, Inc.(Æ)	24,410	1,521	Entergy Corp.	40,460	3,042
Apple, Inc.(Û)	232,325	21,778	Eversource Energy	33,200	1,874
Arista Networks, Inc.(Æ)	24,800	1,652	Exelon Corp.	19,549	686
Arrow Electronics, Inc.(Æ)	18,400	1,143	FirstEnergy Corp.	11,600	378
Avnet, Inc.	20,181	830	Great Plains Energy, Inc.	1,520	47
Broadcom, Ltd.(Æ)	5,210	759	Hawaiian Electric Industries, Inc.(Æ)	962	31
Brocade Communications Systems, Inc.	76,400	734	NextEra Energy, Inc.(Û)	67,153	7,896
CA, Inc.	63,801	1,892	NiSource, Inc.	13,188	300
CACI International, Inc. Class A(Æ)	8,580	825	ONE Gas, Inc.	15,553	909
Cisco Systems, Inc.	170,698	4,692	PG&E Corp.	29,604	1,723
Cognizant Technology Solutions Corp. Class			Pinnacle West Capital Corp.	1,842	134
A(Æ)	2,316	135	PPL Corp.	12,876	485
comScore, Inc.(Æ)	49,134	1,504	Public Service Enterprise Group, Inc.	46,815	2,160
Cray, Inc.(Æ)	7,700	292	SCANA Corp.	2,613	179
Dolby Laboratories, Inc. Class A	16,133	768	Sempra Energy	10,025	1,036
DST Systems, Inc.	735	89	Southern Co. (The)	18,600	932
EchoStar Corp. Class A(Æ)	12,700	520	Talen Energy Corp.(Æ)	4,639	54
EMC Corp.	4,731	124	TECO Energy, Inc.	5,439	151
F5 Networks, Inc.(Æ)	10,989	1,151	UGI Corp.	17,669	711
Facebook, Inc. Class A(Æ)	29,091	3,421	Vectren Corp.	1,243	61
Finisar Corp.(Æ)	48,300	795	Verizon Communications, Inc.(Û)	177,205	9,027
Gartner, Inc.(Æ)	18,000	1,569	WEC Energy Group, Inc.	5,726	333
Groupon, Inc. Class A(Æ)	52,100	189	Xcel Energy, Inc.	53,631	2,147
Intel Corp.	125,692	3,806			59,132
International Business Machines Corp.	23,692	3,458
Intuit, Inc.	2,519	254	Total Common Stocks
Juniper Networks, Inc.	16,900	395
Microchip Technology, Inc.	75,820	3,684	(cost $781,824)		855,911
Microsoft Corp.	242,275	12,082
MicroStrategy, Inc. Class A(Æ)	7,470	1,340	Short-Term Investments - 12.0%
NetApp, Inc.(Û)	65,100	1,539	Russell U.S. Cash Management Fund	93,581,690 (8)	93,582
NetScout Systems, Inc.(Æ)	69,500	1,547	United States Treasury Bills
Oracle Corp.	14,079	561	Zero coupon due 10/06/16 (§)	7,000	6,990
QUALCOMM, Inc.	63,496	3,208
Symantec Corp.	77,200	1,285	Zero coupon due 03/30/17 (§)	8,000	7,963
SYNNEX Corp.	7,100	586	Total Short-Term Investments
Synopsys, Inc.(Æ)	40,238	1,912	(cost $108,533)		108,535
TE Connectivity, Ltd.	18,983	1,129
Texas Instruments, Inc.	48,457	2,764	Total Investments 106.8%
Verint Systems, Inc.(Æ)	33,600	1,137
Viavi Solutions, Inc. Class W(Æ)	140,400	914	(identified cost $890,357)		964,446
VMware, Inc. Class A(Æ)	18,750	1,067
Western Digital Corp.	30,600	1,250	Securities Sold Short - (7.1)%
Zynga, Inc. Class A(Æ)	59,100	141	Consumer Discretionary - (2.0)%
		114,141	CarMax, Inc.(Æ)	(19,100)	(1,011)
			Dollar Tree, Inc.(Æ)	(13,300)	(1,060)
Utilities - 6.5%			Dorman Products, Inc.(Æ)	(17,100)	(920)
Alliant Energy Corp.	2,252	159	Drew Industries, Inc.(Æ)	(16,600)	(1,076)
Ameren Corp.	1,990	96	DSW, Inc. Class A	(2,800)	(69)
American Electric Power Co., Inc.(Û)	41,351	2,626
American States Water Co.	13,312	555	Five Below, Inc.(Æ)	(19,900)	(830)
American Water Works Co., Inc.	39,820	2,897	Gentex Corp.	(20,900)	(335)
Aqua America, Inc.	3,323	105	Harley-Davidson, Inc.	(20,200)	(966)
AT&T, Inc.(Û)	248,412	9,643	Hillenbrand, Inc.	(32,401)	(982)
Atmos Energy Corp.	1,952	142	KAR Auction Services, Inc.	(10,700)	(402)
CMS Energy Corp.	35,357	1,438	Lamar Advertising Co. Class A(ö)	(10,900)	(676)
Consolidated Edison, Inc.	6,835	510
			Las Vegas Sands Corp.	(8,500)	(384)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 25

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Leggett & Platt, Inc.	(21,100)	(1,040)	Medtronic PLC	(13,000)	(1,029)
Liberty Broadband Corp. Class A(Æ)	(13,967)	(801)	Neogen Corp.(Æ)	(13,300)	(628)
Monro Muffler Brake, Inc.	(14,400)	(997)	PAREXEL International Corp.(Æ)	(12,200)	(745)
Priceline Group, Inc. (The)(Æ)	(620)	(833)			(5,312)
PriceSmart, Inc.	(1,900)	(164)	Materials and Processing - (0.6)%
Ralph Lauren Corp. Class A	(9,010)	(840)	Balchem Corp.(Æ)	(17,390)	(1,067)
Restoration Hardware Holdings, Inc.(Æ)	(15,900)	(688)	Eagle Materials, Inc.	(8,900)	(660)
Sinclair Broadcast Group, Inc. Class A(Æ)	(22,100)	(709)	Louisiana-Pacific Corp.(Æ)	(13,400)	(228)
Sirius XM Holdings, Inc.(Æ)	(245,700)	(971)	Martin Marietta Materials, Inc.	(3,670)	(621)
Steven Madden, Ltd.(Æ)	(22,500)	(788)	Nucor Corp.	(21,800)	(1,085)
TripAdvisor, Inc.(Æ)	(16,600)	(1,072)	RPM International, Inc.	(13,400)	(677)
Tupperware Brands Corp.	(8,300)	(482)	Vulcan Materials Co.	(6,900)	(743)
		(18,096)			(5,081)
Consumer Staples - (0.1)%			Producer Durables - (0.9)%
Boston Beer Co., Inc. Class A(Æ)	(3,740)	(584)	Clarcor, Inc.	(4,300)	(253)
Kraft Heinz Co. (The)	(4,900)	(382)	Copart, Inc.(Æ)	(25,300)	(1,084)
		(966)	Flir Systems, Inc.	(29,800)	(900)
Energy - (0.2)%			Forward Air Corp.	(12,100)	(551)
Helmerich & Payne, Inc.	(9,600)	(635)	General Electric Co.	(36,200)	(1,113)
Occidental Petroleum Corp.	(13,700)	(1,050)	Knight Transportation, Inc.	(38,500)	(1,023)
		(1,685)	Oshkosh Corp.	(12,300)	(601)
Financial Services - (1.8)%			PACCAR, Inc.	(19,600)	(1,155)
American Capital Agency Corp.(ö)	(18,900)	(347)	Trimble Navigation, Ltd.(Æ)	(19,200)	(460)
Charles Schwab Corp. (The)	(22,800)	(648)	Verisk Analytics, Inc. Class A(Æ)	(12,900)	(1,001)
Chimera Investment Corp.(ö)	(73,100)	(1,038)			(8,141)
Colony Capital, Inc. Class A(ö)	(61,234)	(1,083)	Technology - (0.7)%
Communications Sales & Leasing, Inc.(ö)	(23,700)	(551)	Akamai Technologies, Inc.(Æ)	(17,600)	(897)
Eaton Vance Corp.	(27,400)	(946)	Black Knight Financial Services, Inc. Class
			A(Æ)	(3,312)	(106)
GEO Group, Inc. (The)(ö)	(11,100)	(355)	Endurance International Group Holdings,
Hudson Pacific Properties, Inc.(ö)	(34,800)	(1,018)	Inc.(Æ)	(25,100)	(269)
Kennedy-Wilson Holdings, Inc.	(51,400)	(1,111)	Entegris, Inc.(Æ)	(73,726)	(980)
Kite Realty Group Trust(ö)	(40,200)	(1,095)	GrubHub, Inc.(Æ)	(32,600)	(855)
Mercury General Corp.	(18,500)	(979)	IPG Photonics Corp.(Æ)	(2,700)	(234)
Omega Healthcare Investors, Inc.(ö)	(17,500)	(591)	Paycom Software, Inc.(Æ)	(3,500)	(134)
OneMain Holdings, Inc.(Æ)	(5,000)	(159)	Skyworks Solutions, Inc.	(13,900)	(929)
PayPal Holdings, Inc.(Æ)	(25,100)	(983)	Texas Instruments, Inc.	(7,300)	(416)
Prologis, Inc.(ö)	(17,700)	(804)	Universal Display Corp.(Æ)	(5,100)	(297)
Radian Group, Inc.	(14,600)	(187)	VeriSign, Inc.(Æ)	(9,700)	(838)
Retail Opportunity Investments Corp.(ö)	(9,050)	(178)			(5,955)
Select Income REIT(ö)	(50,200)	(1,162)	Utilities - (0.2)%
T Rowe Price Group, Inc.	(13,900)	(1,046)	Cogent Communications Holdings, Inc.	(28,470)	(1,102)
TD Ameritrade Holding Corp.	(28,400)	(847)	Pattern Energy Group, Inc. Class A	(38,700)	(812)
Vornado Realty Trust(ö)	(2,000)	(191)			(1,914)
Western Union Co. (The)	(15,600)	(312)
WP Carey, Inc.(ö)	(17,600)	(1,075)	Total Securities Sold Short
		(16,706)	(proceeds $60,412)		(63,856)
Health Care - (0.6)%
AbbVie, Inc.	(17,600)	(1,074)	Other Assets and Liabilities, Net
Air Methods Corp.(Æ)	(23,700)	(877)	- 0.3%		2,892
Akorn, Inc.(Æ)	(6,500)	(165)	Net Assets - 100.0%		903,482
AMN Healthcare Services, Inc.(Æ)	(6,300)	(224)
Catalent, Inc.(Æ)	(19,300)	(570)

See accompanying notes which are an integral part of the financial statements.

26 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of		Notional	Expiration	(Depreciation)
			Contracts		Amount	Date	$
Long Positions
S&P 500 E-Mini Index Futures			207	USD	21,312	06/16	(237)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(237)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	7	1,905.00	USD	1,334	05/13/16	—
S&P 500 Index	Put	86	1,945.00	USD	16,727	05/13/16	(5)
S&P 500 Index	Put	93	1,990.00	USD	18,507	05/13/16	(49)
S&P 500 Index	Put	93	2,000.00	USD	18,600	05/20/16	(98)
S&P 500 Index	Put	91	1,955.00	USD	17,791	05/27/16	(77)
Total Liability for Options Written (premiums received $280)							(229)
Transactions in options written contracts for the period ended April 30, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				207	$162
Opened				2,048	1,890
Closed				(1,885)	(1,772)
Outstanding April 30, 2016				370	$280

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$104,349	$—	$—	$104,349	11.5
Consumer Staples	114,332	—	—	114,332	12.7
Energy	50,222	—	—	50,222	5.6
Financial Services	152,444	—	—	152,444	16.9
Health Care	141,455	—	—	141,455	15.7
Materials and Processing	15,097	—	—	15,097	1.7
Producer Durables	104,739	—	—	104,739	11.6
Technology	114,141	—	—	114,141	12.6
Utilities	59,132	—	—	59,132	6.5
Short-Term Investments(a)		14,953	—	108,535	12.0
Total Investments	855,911	14,953	—	964,446	106.8
Securities Sold Short***	(63,856)	—	—	(63,856)	(7.1)
Other Assets and Liabilities, Net					0.3
					100.0
Other Financial Instruments
Futures Contracts	(237)	—	—	(237)	(—)*
Options Written	(229)	—	—	(229)	(—)*
Total Other Financial Instruments**	$(466)	$—	$—	$(466)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 27

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total	% of Net Assets

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***  Refer to Schedule of Investments for detailed sector breakout.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

28 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$237
Options written, at fair value	229
Total	$466
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$632
Options written	984
Total	$1,616
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(990)
Options written	(35)
Total	$(1,025)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S Defensive Equity Fund 29

Russell Investment Company
Russell U.S Defensive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$247	$—	$247
Options Written Contracts	Options written, at fair value	229	—	229
Short Sales	Securities sold short, at market value	63,856	—	63,856
Total Financial and Derivative Liabilities		64,332	—	64,332
Financial and Derivative Liabilities not subject to a netting agreement		(476)	—	(476)
Total Financial and Derivative Liabilities subject to a netting agreement		$63,856	$—	$63,856

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	63,856	$—	$63,856	$—
Total	$63,856	$—	$63,856	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30 Russell U.S Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$890,357
Investments, at fair value(>)	964,446
Cash (restricted)(a)(b)	5,151
Receivables:
Dividends and interest	742
Dividends from affiliated Russell funds	33
Investments sold	5,182
Fund shares sold	602
Prepaid expenses	14
Total assets	976,170
Liabilities
Payables:
Due to custodian	7
Due to broker (c)	1,500
Investments purchased	5,662
Fund shares redeemed	516
Accrued fees to affiliates	558
Other accrued expenses	113
Variation margin on futures contracts	247
Options written, at fair value(x)	229
Securities sold short, at fair value(‡)	63,856
Total liabilities	72,688

Net Assets	$903,482

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 31

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$137
Accumulated net realized gain (loss)	2,019
Unrealized appreciation (depreciation) on:
Investments	74,089
Futures contracts	(237)
Options written	51
Securities sold short	(3,444)
Shares of beneficial interest	186
Additional paid-in capital	830,681
Net Assets	$903,482
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$48.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$51.44
Class A — Net assets	$25,581,761
Class A — Shares outstanding ($.01 par value)	527,713
Net asset value per share: Class C(#)	$48.23
Class C — Net assets	$45,161,358
Class C — Shares outstanding ($.01 par value)	936,375
Net asset value per share: Class E(#)	$48.54
Class E — Net assets	$5,848,078
Class E — Shares outstanding ($.01 par value)	120,478
Net asset value per share: Class I(#)	$48.47
Class I — Net assets	$171,986,594
Class I — Shares outstanding ($.01 par value)	3,548,384
Net asset value per share: Class S(#)	$48.54
Class S — Net assets	$193,852,263
Class S — Shares outstanding ($.01 par value)	3,993,819
Net asset value per share: Class Y(#)	$48.47
Class Y — Net assets	$461,052,060
Class Y — Shares outstanding ($.01 par value)	9,512,456
Amounts in thousands
(x) Premiums received on options written	$280
(‡) Proceeds on securities sold short	$60,412
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$93,582
(a) Cash Collateral for Futures	$1,383
(b) Cash Collateral for Options	$3,768
(c) Due to Broker for Options	$1,500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

32 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$10,334
Dividends from affiliated Russell funds	141
Interest	22
Total investment income	10,497
Expenses
Advisory fees	2,529
Administrative fees	222
Custodian fees	104
Distribution fees - Class A	27
Distribution fees - Class C	167
Transfer agent fees - Class A	22
Transfer agent fees - Class C	44
Transfer agent fees - Class E	6
Transfer agent fees - Class I	108
Transfer agent fees - Class S	193
Transfer agent fees - Class Y	11
Professional fees	41
Registration fees	42
Shareholder servicing fees - Class C	56
Shareholder servicing fees - Class E	7
Trustees’ fees	14
Printing fees	20
Dividends from securities sold short	449
Interest expense paid on securities sold short	113
Miscellaneous	11
Total expenses	4,186
Net investment income (loss)	6,311
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	31,156
Futures contracts	632
Options written	984
Securities sold short	(2,361)
Net realized gain (loss)	30,411
Net change in unrealized appreciation (depreciation) on:
Investments	(14,039)
Futures contracts	(990)
Options written	(35)
Securities sold short	(3,444)
Net change in unrealized appreciation (depreciation)	(18,508)
Net realized and unrealized gain (loss)	11,903
Net Increase (Decrease) in Net Assets from Operations	$18,214

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 33

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,311	$15,433
Net realized gain (loss)	30,411	120,171
Net change in unrealized appreciation (depreciation)	(18,508)	(79,135)
Net increase (decrease) in net assets from operations	18,214	56,469
Distributions
From net investment income
Class A	(124)	(267)
Class C	(81)	(159)
Class E	(33)	(85)
Class I	(1,292)	(3,169)
Class S	(1,320)	(3,071)
Class Y	(3,673)	(8,698)
Net decrease in net assets from distributions	(6,523)	(15,449)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(103,606)	(254,561)
Total Net Increase (Decrease) in Net Assets	(91,915)	(213,541)
Net Assets
Beginning of period	995,397	1,208,938
End of period	$903,482	$995,397
Undistributed (overdistributed) net investment income included in net assets	$137	$349

See accompanying notes which are an integral part of the financial statements.

34 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	118	$5,462	68	$3,155
Proceeds from reinvestment of distributions	2	119	5	254
Payments for shares redeemed	(44)	(2,077)	(169)	(7,998)
Net increase (decrease)	76	3,504	(96)	(4,589)
Class C
Proceeds from shares sold	49	2,307	49	2,310
Proceeds from reinvestment of distributions	2	80	3	156
Payments for shares redeemed	(87)	(4,057)	(190)	(8,911)
Net increase (decrease)	(36)	(1,670)	(138)	(6,445)
Class E
Proceeds from shares sold	4	183	10	460
Proceeds from reinvestment of distributions	1	33	2	84
Payments for shares redeemed	(15)	(708)	(89)	(4,097)
Net increase (decrease)	(10)	(492)	(77)	(3,553)
Class I
Proceeds from shares sold	158	7,450	449	20,928
Proceeds from reinvestment of distributions	26	1,232	66	3,092
Payments for shares redeemed	(703)	(32,790)	(2,101)	(98,960)
Net increase (decrease)	(519)	(24,108)	(1,586)	(74,940)
Class S
Proceeds from shares sold	455	21,125	548	25,821
Proceeds from reinvestment of distributions	27	1,266	63	2,956
Payments for shares redeemed	(673)	(31,420)	(2,201)	(103,997)
Net increase (decrease)	(191)	(9,029)	(1,590)	(75,220)
Class Y
Proceeds from shares sold	155	7,301	1,119	53,548
Proceeds from reinvestment of distributions	77	3,673	186	8,698
Payments for shares redeemed	(1,757)	(82,785)	(3,234)	(152,060)
Net increase (decrease)	(1,525)	(71,811)	(1,929)	(89,814)
Total increase (decrease)	(2,205)	$(103,606)	(5,416)	$(254,561)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 35

Russell Investment Company
Russell U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2016*	47.76	.24	.74	.98	(.26)	(.26)
October 31, 2015	46.04	.50	1.72	2.22	(.50)	(.50)
October 31, 2014	40.06	.40	6.00	6.40	(.42)	(.42)
October 31, 2013	32.65	.43	7.42	7.85	(.44)	(.44)
October 31, 2012	29.57	.27	3.11	3.38	(.30)	(.30)
October 31, 2011	26.98	.23	2.59	2.82	(.23)	(.23)

Class C
April 30, 2016*	47.52	.07	.73	.80	(.09)	(.09)
October 31, 2015	45.80	.15	1.72	1.87	(.15)	(.15)
October 31, 2014	39.87	.08	5.95	6.03	(.10)	(.10)
October 31, 2013	32.50	.16	7.38	7.54	(.17)	(.17)
October 31, 2012	29.45	.03	3.10	3.13	(.08)	(.08)
October 31, 2011	26.91	.01	2.58	2.59	(.05)	(.05)

Class E
April 30, 2016*	47.82	.25	.73	.98	(.26)	(.26)
October 31, 2015	46.08	.52	1.71	2.23	(.49)	(.49)
October 31, 2014	40.08	.42	5.98	6.40	(.40)	(.40)
October 31, 2013	32.66	.44	7.41	7.85	(.43)	(.43)
October 31, 2012	29.54	.30	3.09	3.39	(.27)	(.27)
October 31, 2011	26.96	.26	2.57	2.83	(.25)	(.25)

Class I
April 30, 2016*	47.75	.33	.73	1.06	(.34)	(.34)
October 31, 2015	46.03	.66	1.72	2.38	(.66)	(.66)
October 31, 2014	40.06	.55	5.99	6.54	(.57)	(.57)
October 31, 2013	32.65	.55	7.42	7.97	(.56)	(.56)
October 31, 2012	29.57	.38	3.11	3.49	(.41)	(.41)
October 31, 2011	26.98	.33	2.58	2.91	(.32)	(.32)

Class S
April 30, 2016*	47.82	.31	.73	1.04	(.32)	(.32)
October 31, 2015	46.09	.63	1.72	2.35	(.62)	(.62)
October 31, 2014	40.11	.51	6.00	6.51	(.53)	(.53)
October 31, 2013	32.69	.53	7.42	7.95	(.53)	(.53)
October 31, 2012	29.59	.35	3.10	3.45	(.35)	(.35)
October 31, 2011	27.00	.30	2.59	2.89	(.30)	(.30)

Class Y
April 30, 2016*	47.75	.35	.74	1.09	(.37)	(.37)
October 31, 2015	46.03	.71	1.73	2.44	(.72)	(.72)
October 31, 2014	40.06	.60	5.99	6.59	(.62)	(.62)
October 31, 2013	32.65	.59	7.42	8.01	(.60)	(.60)
October 31, 2012	29.58	.42	3.10	3.52	(.45)	(.45)
October 31, 2011	26.99	.36	2.58	2.94	(.35)	(.35)

See accompanying notes which are an integral part of the financial statements.

36 Russell U.S. Defensive Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)
48.48	2.07	25,582	1.22	1.22	1.04	45
47.76	4.86	21,590	1.09	1.09	1.07	97
46.04	16.05	25,233	1.09	1.09	.94	105
40.06	24.18	26,019	1.10	1.10	1.17	105
32.65	11.47	21,977	1.28	1.28	.85	150
29.57	10.47	18,284	1.26	1.26	.77	142
48.23	1.68	45,161	1.97	1.97	.30	45
47.52	4.09	46,206	1.84	1.84	.32	97
45.80	15.15	50,833	1.84	1.84	.19	105
39.87	23.30	48,222	1.85	1.85	.44	105
32.50	10.64	45,352	2.03	2.03	.10	150
29.45	9.63	48,096	2.01	2.01	.04	142
48.54	2.06	5,848	1.22	1.22	1.06	45
47.82	4.87	6,262	1.09	1.09	1.10	97
46.08	16.03	9,598	1.09	1.09	.97	105
40.08	24.23	17,140	1.10	1.09	1.21	105
32.66	11.47	18,709	1.28	1.23	.93	150
29.54	10.55	51,877	1.27	1.19	.89	142
48.47	2.23	171,987.89		.89	1.40	45
47.75	5.21	194,202.76		.76	1.41	97
46.03	16.41	260,235.76		.76	1.28	105
40.06	24.63	276,370.77		.77	1.52	105
32.65	11.83	280,933.95		.95	1.19	150
29.57	10.83	374,489.93		.93	1.13	142
48.54	2.19	193,852.97		.97	1.30	45
47.82	5.14	200,122.84		.84	1.34	97
46.09	16.32	266,202.84		.84	1.20	105
40.11	24.53	275,158.85		.85	1.45	105
32.69	11.70	289,196	1.03	1.03	1.10	150
29.59	10.74	1,209,861	1.01	1.01	1.02	142
48.47	2.29	461,052.77		.77	1.51	45
47.75	5.34	527,015.64		.64	1.51	97
46.03	16.54	596,837.64		.64	1.39	105
40.06	24.78	586,634.65		.65	1.64	105
32.65	11.93	568,935.85		.85	1.31	150
29.58	10.94	1,149,049.83		.83	1.21	142

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Defensive Equity Fund 37

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$967.60	$1,017.06
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.68	$7.87
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$965.50	$1,013.33
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.34	$11.61

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.32%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$967.90	$1,017.06
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.68	$7.87
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

38 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$970.10	$1,018.70
Expenses Paid During Period*	$6.07	$6.22
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$969.30	$1,018.30
Expenses Paid During Period*	$6.46	$6.62
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$970.80	$1,019.29
Expenses Paid During Period*	$5.49	$5.62
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell U.S. Dynamic Equity Fund 39

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.3%			Target Corp.	7,966	633
Consumer Discretionary - 17.3%			Tenneco, Inc.(Æ)	20,700	1,103
Aaron's, Inc. Class A	12,575	330	Thomson Reuters Corp.	8,967	369
Abercrombie & Fitch Co. Class A	54,642	1,461	Time Warner Cable, Inc.	1,943	412
Amazon.com, Inc.(Æ)	14,507	9,569	Time Warner, Inc.	73,515	5,524
Avis Budget Group, Inc.(Æ)	7,872	198	Time, Inc.	94,068	1,383
Avon Products, Inc.	57,340	270	TJX Cos., Inc.	5,251	398
Bed Bath & Beyond, Inc.(Æ)	23,352	1,103	Toll Brothers, Inc.(Æ)	6,825	186
Best Buy Co., Inc.	52,817	1,694	Twenty-First Century Fox, Inc. Class A(Æ)	13,535	410
Big Lots, Inc.	23,726	1,088	Visteon Corp.(Æ)	20,504	1,634
Bloomin' Brands, Inc.	48,453	906	Wal-Mart Stores, Inc.	27,042	1,808
Carnival Corp.	29,097	1,427	Walt Disney Co. (The)	3,931	406
CBS Corp. Class B	61,365	3,431	Yum! Brands, Inc.	609	48
Chipotle Mexican Grill, Inc. Class A(Æ)	1,080	455			87,519
Comcast Corp. Class A(Æ)	5,558	338
Cooper Tire & Rubber Co.	37,846	1,307	Consumer Staples - 1.4%
Costco Wholesale Corp.	354	52	Altria Group, Inc.	1,605	101
Dana Holding Corp.	103,779	1,342	Bunge, Ltd.	16,600	1,038
Darden Restaurants, Inc.	8,500	529	Colgate-Palmolive Co.	737	52
Deckers Outdoor Corp.(Æ)	44,651	2,581	CVS Health Corp.	735	74
Delphi Automotive PLC	49,707	3,660	Dean Foods Co.	78,209	1,348
Domino's Pizza, Inc.	5,480	662	Herbalife, Ltd.(Æ)	6,944	402
eBay, Inc.(Æ)(Û)	80,699	1,972	Ingredion, Inc.	11,837	1,362
Fiat Chrysler Automobiles NV(Æ)	92,335	747	Kimberly-Clark Corp.	298	37
Ford Motor Co.	228,293	3,096	Kroger Co. (The)	43,014	1,522
General Motors Co.	130,220	4,141	Nu Skin Enterprises, Inc. Class A	3,190	130
Goodyear Tire & Rubber Co. (The)(Û)	54,445	1,577	PepsiCo, Inc.	2,772	286
Graham Holdings Co. Class B	2,038	971	Philip Morris International, Inc.	1,874	184
Grupo Televisa SAB - ADR	2,002	59	Procter & Gamble Co. (The)	3,208	257
Hertz Global Holdings, Inc.(Æ)	22,422	208	Sysco Corp.	4,142	191
Home Depot, Inc. (The)	2,960	396	Walgreens Boots Alliance, Inc.	2,677	212
Interpublic Group of Cos., Inc. (The)	27,075	621			7,196
Johnson Controls, Inc.	1,546	64
Kohl's Corp.	7,676	340	Energy - 9.3%
Las Vegas Sands Corp.	2,426	110	Anadarko Petroleum Corp.	4,466	236
Lear Corp.	15,672	1,804	Antero Resources Corp.(Æ)	40,700	1,152
Lennar Corp. Class A	1,841	83	Apache Corp.	1,368	74
Lowe's Cos., Inc.	20,536	1,561	Baker Hughes, Inc.	797	39
Marriott International, Inc. Class A(Ñ)	2,161	151	BP PLC - ADR	50,625	1,700
McDonald's Corp.	659	83	Cenovus Energy, Inc.(Æ)	85,450	1,354
Meritage Homes Corp.(Æ)	2,675	91	Chevron Corp.	4,417	451
Michael Kors Holdings, Ltd.(Æ)(Û)	32,293	1,668	Cobalt International Energy, Inc.(Æ)	88,500	286
Mobileye NV(Æ)(Ñ)	3,337	127	ConocoPhillips	2,011	96
Murphy USA, Inc.(Æ)	9,400	540	Devon Energy Corp.	3,551	123
Netflix, Inc.(Æ)	644	58	Energen Corp.	15,500	659
Newell Brands, Inc.	84,275	3,838	Ensco PLC Class A	222,999	2,667
News Corp. Class A	197,715	2,456	EOG Resources, Inc.	1,059	88
Nike, Inc. Class B	4,057	239	Exxon Mobil Corp.	27,889	2,465
Norwegian Cruise Line Holdings, Ltd.(Æ)	11,700	572	First Solar, Inc.(Æ)	6,200	346
NVR, Inc.(Æ)	919	1,527	FMC Technologies, Inc.(Æ)	36,778	1,121
Office Depot, Inc.(Æ)	17,702	104	Halliburton Co.	34,784	1,437
Omnicom Group, Inc.	24,400	2,024	Hess Corp.	1,063	63
Pandora Media, Inc.(Æ)(Ñ)	8,601	85	Kinder Morgan, Inc.	69,826	1,240
Priceline Group, Inc. (The)(Æ)(Û)	1,906	2,561	Laredo Petroleum, Inc.(Æ)	52,600	641
PulteGroup, Inc.	37,872	696	Marathon Oil Corp.	104,060	1,466
PVH Corp.	33,361	3,189	Marathon Petroleum Corp.	53,464	2,089
Ross Stores, Inc.	2,171	123	Murphy Oil Corp.(Ñ)	70,589	2,523
Royal Caribbean Cruises, Ltd.	10,343	801	Nabors Industries, Ltd.	176,966	1,734
Sinclair Broadcast Group, Inc. Class A(Æ)	19,070	612	National Oilwell Varco, Inc.	4,332	156
Staples, Inc.	142,206	1,451	Noble Corp. PLC	107,594	1,208
Starbucks Corp.	993	56	Occidental Petroleum Corp.	3,635	279

See accompanying notes which are an integral part of the financial statements.

40 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Oil States International, Inc.(Æ)	20,074	695	First Republic Bank	2,087	147
PBF Energy, Inc. Class A	13,000	418	Forest City Realty Trust, Inc. Class A(Æ)(ö)	8,523	177
Phillips 66(Æ)	4,799	394	Four Corners Property Trust, Inc.(Æ)(ö)	1,759	31
Pioneer Natural Resources Co.(Æ)	25,787	4,283	Franklin Resources, Inc.	46,650	1,742
QEP Resources, Inc.	66,900	1,200	Genworth Financial, Inc. Class A(Æ)	300,577	1,031
Rowan Cos. PLC Class A	90,563	1,704	Global Payments, Inc.	18,800	1,357
Royal Dutch Shell PLC Class A - ADR(Æ)	56,776	3,003	Goldman Sachs Group, Inc. (The)	23,338	3,830
Schlumberger, Ltd.	46,050	3,700	Great Western Bancorp, Inc.	15,300	482
Seadrill, Ltd.(Æ)(Ñ)	83,300	398	Hartford Financial Services Group, Inc.	16,346	725
Spectra Energy Corp.	2,195	69	HCP, Inc.(ö)	3,134	106
Tesoro Corp.	18,112	1,443	Home BancShares, Inc.	10,900	469
Valero Energy Corp.(Û)	57,570	3,389	Hospitality Properties Trust(ö)	21,928	561
Williams Cos., Inc. (The)	2,562	50	Intercontinental Exchange, Inc.	5,790	1,390
World Fuel Services Corp.	10,400	486	JPMorgan Chase & Co.(Û)	121,422	7,674
		46,925	KeyCorp	415,480	5,106
			Lincoln National Corp.	16,200	704
Financial Services - 23.3%			M&T Bank Corp.	7,130	844
Affiliated Managers Group, Inc.(Æ)	934	159	Mack-Cali Realty Corp.(ö)	5,903	151
Aflac, Inc.	2,123	146	MasterCard, Inc. Class A	805	78
Alexander's, Inc.(ö)	240	92	MetLife, Inc.	116,281	5,244
Alliance Data Systems Corp.(Æ)	5,180	1,053	MFA Financial, Inc.(ö)	9,575	66
Allied World Assurance Co. Holdings AG	1,249	44	Morgan Stanley	64,000	1,732
Allstate Corp. (The)	16,076	1,046	Navient Corp.	23,105	316
Ally Financial, Inc.(Æ)	25,622	456	NorthStar Realty Europe Corp.(Æ)(ö)	6,663	79
American Capital Agency Corp.(ö)	5,549	102	NorthStar Realty Finance Corp.(Æ)	6,726	86
American Equity Investment Life Holding			PayPal Holdings, Inc.(Æ)	1,025	40
Co.(Æ)	15,500	217	Piedmont Office Realty Trust, Inc. Class A(ö)	5,451	108
American Express Co.	729	48	PNC Financial Services Group, Inc. (The)	10,231	898
American International Group, Inc.	60,066	3,353	Principal Financial Group, Inc.	20,960	895
Ameriprise Financial, Inc.	533	51	ProAssurance Corp.	913	44
Annaly Capital Management, Inc.(ö)	4,568	48	Progressive Corp. (The)(Æ)	1,771	58
Arch Capital Group, Ltd.(Æ)	1,170	82	Prudential Financial, Inc.	65,895	5,116
Arthur J Gallagher & Co.	3,953	182	Regions Financial Corp.	677,925	6,359
Aspen Insurance Holdings, Ltd.	33,539	1,554	Reinsurance Group of America, Inc. Class A	16,836	1,603
Assured Guaranty, Ltd.	65,989	1,707	Santander Consumer USA Holdings, Inc.(Æ)	62,300	820
AvalonBay Communities, Inc.(ö)	2,900	513	Signature Bank(Æ)	6,390	881
Axis Capital Holdings, Ltd.	21,093	1,124	Simon Property Group, Inc.(ö)	3,116	627
Bank of America Corp.(Û)	400,862	5,837	SL Green Realty Corp.(ö)	11,200	1,177
Bank of New York Mellon Corp. (The)	30,270	1,218	Starwood Property Trust, Inc.(ö)	2,288	44
BankUnited, Inc.	99,222	3,423	State Street Corp.	28,145	1,753
Barclays PLC - ADR	11,332	114	SunTrust Banks, Inc.	42,859	1,789
BB&T Corp.	8,880	314	SVB Financial Group(Æ)	7,180	749
Berkshire Hathaway, Inc. Class B(Æ)	3,803	553	Synchrony Financial(Æ)	41,995	1,284
BlackRock, Inc. Class A	101	36	Torchmark Corp.	738	43
Capital One Financial Corp.	48,124	3,484	Travelers Cos., Inc. (The)	1,954	215
CBL & Associates Properties, Inc.(ö)	89,711	1,048	UBS Group AG(Æ)	90,500	1,563
CBRE Group, Inc. Class A(Æ)	47,042	1,394	US Bancorp	1,074	46
Charles Schwab Corp. (The)	5,031	143	Validus Holdings, Ltd.	2,768	128
Chubb, Ltd.	2,270	268	Visa, Inc. Class A	2,046	158
Citigroup, Inc.(Û)	286,242	13,247	Voya Financial, Inc.	118,708	3,854
Citizens Financial Group, Inc.	47,100	1,076	Wells Fargo & Co.	3,477	174
CME Group, Inc. Class A	16,405	1,508	White Mountains Insurance Group, Ltd.(Æ)	54	45
Comerica, Inc.	23,000	1,021	Willis Towers Watson PLC	5,454	681
Crown Castle International Corp.(ö)	14,500	1,260	WP Glimcher, Inc.(ö)	13,581	142
Discover Financial Services	53,766	3,025	XL Group PLC Class A	1,727	56
E*Trade Financial Corp.(Æ)	20,200	509			117,810
East West Bancorp, Inc.	16,100	604
Equity Commonwealth(Æ)(ö)	2,105	59	Health Care - 12.9%
Everest Re Group, Ltd.	178	33	Abbott Laboratories	27,215	1,059
First American Financial Corp.	5,030	181	AbbVie, Inc.	48,587	2,964

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 41

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Acorda Therapeutics, Inc.(Æ)	33,373	863	Albemarle Corp.	693	46
Aetna, Inc.	1,225	137	Axiall Corp.	15,600	367
Alexion Pharmaceuticals, Inc.(Æ)	1,285	179	Bemis Co., Inc.	1,812	91
Alkermes PLC(Æ)	8,500	338	Cabot Corp.	32,243	1,573
Allergan PLC(Æ)	20,969	4,541	Cameco Corp. Class A	11,440	143
Alnylam Pharmaceuticals, Inc.(Æ)	9,400	630	Crown Holdings, Inc.(Æ)	18,600	985
Amedisys, Inc.(Æ)	11,400	587	Domtar Corp.(Û)	32,792	1,267
AmerisourceBergen Corp. Class A	11,060	941	Dow Chemical Co. (The)	101,909	5,361
Amgen, Inc.(Û)	30,625	4,848	Eastman Chemical Co.	1,431	109
Anacor Pharmaceuticals, Inc.(Æ)	30,263	1,899	Ecolab, Inc.	1,383	159
Anthem, Inc.	8,744	1,231	EI du Pont de Nemours & Co.	1,319	87
Baxalta, Inc.	4,400	185	Hexcel Corp.	64,033	2,899
Baxter International, Inc.	28,366	1,254	LyondellBasell Industries NV Class A	21,150	1,749
Becton Dickinson and Co.	301	48	Masco Corp.	8,725	268
Biogen, Inc.(Æ)	8,360	2,299	Monsanto Co.	1,050	98
Bruker Corp.(Æ)	11,100	314	Mosaic Co. (The)	2,415	68
Cardinal Health, Inc.	1,849	145	Newmont Mining Corp.	5,617	196
Celgene Corp.(Æ)	35,129	3,633	Nucor Corp.	3,651	182
Cigna Corp.	35,119	4,865	Owens Corning	16,333	753
Community Health Systems, Inc.(Æ)	36,300	693	PPG Industries, Inc.	12,194	1,346
CR Bard, Inc.	3,970	842	Praxair, Inc.	3,339	392
Edwards Lifesciences Corp.(Æ)	10,234	1,087	Reliance Steel & Aluminum Co.	11,798	873
Endo International PLC(Æ)	16,490	445	Sonoco Products Co.	2,261	106
Envision Healthcare Holdings, Inc.(Æ)	6,317	143	Trinseo SA(Æ)	29,318	1,255
Express Scripts Holding Co.(Æ)	6,248	461	WestRock Co.	1,289	54
Gilead Sciences, Inc.(Û)	66,734	5,887			20,512
HCA Holdings, Inc.(Æ)	1,243	100
Hill-Rom Holdings, Inc.	16,829	814	Producer Durables - 9.9%
HMS Holdings Corp.(Æ)	5,403	91	3M Co.	608	102
Humana, Inc.	310	55	Accenture PLC Class A(Æ)	509	57
INC Research Holdings, Inc. Class A(Æ)	2,625	126	Advisory Board Co. (The)(Æ)	12,900	408
Intrexon Corp.(Æ)(Ñ)	4,000	107	AerCap Holdings NV(Æ)	5,288	212
Intuitive Surgical, Inc.(Æ)	2,068	1,295	Alaska Air Group, Inc.	22,648	1,595
Jazz Pharmaceuticals PLC(Æ)	6,289	948	Allegiant Travel Co. Class A	4,040	649
Johnson & Johnson	16,520	1,851	American Airlines Group, Inc.	35,929	1,246
Laboratory Corp. of America Holdings(Æ)	693	87	Automatic Data Processing, Inc.	382	34
Ligand Pharmaceuticals, Inc. Class B(Æ)	12,784	1,545	Boeing Co. (The)	14,657	1,976
Mallinckrodt PLC(Æ)	16,700	1,044	Bombardier, Inc. Class B(Æ)	31,964	48
McKesson Corp.	5,316	892	Caterpillar, Inc.	1,185	92
Medtronic PLC	1,147	91	Colfax Corp.(Æ)	35,700	1,158
Merck & Co., Inc.	13,436	737	CoStar Group, Inc.(Æ)	508	100
Molina Healthcare, Inc.(Æ)	4,600	238	CSX Corp.	2,922	80
Mylan NV(Æ)	56,319	2,349	Cummins, Inc.	976	114
Myriad Genetics, Inc.(Æ)	17,830	642	Danaher Corp.	621	60
Perrigo Co. PLC	1,193	115	Deere & Co.	1,284	108
Pfizer, Inc.	30,045	983	Delta Air Lines, Inc.	76,292	3,179
Puma Biotechnology, Inc.(Æ)	1,750	54	Dover Corp.	20,925	1,375
Quest Diagnostics, Inc.	6,532	491	Eaton Corp. PLC	1,259	80
Regeneron Pharmaceuticals, Inc.(Æ)	421	159	Emerson Electric Co.	804	44
Stryker Corp.	477	52	Euronav NV(Æ)	46,301	503
TESARO, Inc.(Æ)(Ñ)	44,858	1,859	FedEx Corp.	26,508	4,377
Thermo Fisher Scientific, Inc.	23,515	3,392	General Dynamics Corp.	323	45
United Therapeutics Corp.(Æ)	14,781	1,555	General Electric Co.	99,877	3,071
UnitedHealth Group, Inc.	1,223	161	Hawaiian Holdings, Inc.(Æ)	29,601	1,245
Vertex Pharmaceuticals, Inc.(Æ)	1,311	110	HD Supply Holdings, Inc.(Æ)	5,535	190
WellCare Health Plans, Inc.(Æ)	10,100	909	Honeywell International, Inc.	736	84
		65,370	Huntington Ingalls Industries, Inc.	19,614	2,840
			Illinois Tool Works, Inc.	386	40
Materials and Processing - 4.0%			JB Hunt Transport Services, Inc.	1,231	102
Air Products & Chemicals, Inc.	584	85	JetBlue Airways Corp.(Æ)	41,795	827

See accompanying notes which are an integral part of the financial statements.

42 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
L-3 Communications Holdings, Inc. Class 3	325	43	Groupon, Inc. Class A(Æ)(Ñ)	86,329	313
Lockheed Martin Corp.	271	63	Harris Corp.	34,376	2,750
ManpowerGroup, Inc.	12,460	960	Hewlett Packard Enterprise Co.(Æ)	363,684	6,059
MSC Industrial Direct Co., Inc. Class A	496	38	HP, Inc.	78,457	963
Norfolk Southern Corp.	2,412	217	IAC/InterActiveCorp	35,462	1,643
Northrop Grumman Corp.	225	46	Imperva, Inc.(Æ)	1,021	47
Orbital ATK, Inc.	12,300	1,070	Intel Corp.	160,737	4,867
PACCAR, Inc.	868	51	International Business Machines Corp.	1,096	160
Parker-Hannifin Corp.	17,200	1,996	Intuit, Inc.	5,172	522
Quanta Services, Inc.(Æ)	37,238	883	Jabil Circuit, Inc.	14,551	253
Raytheon Co.	1,102	139	Juniper Networks, Inc.	45,600	1,067
Republic Services, Inc. Class A	1,981	93	Leidos Holdings, Inc.	9,700	481
Rockwell Automation, Inc.	21,600	2,451	Manhattan Associates, Inc.(Æ)	3,342	202
Southwest Airlines Co.	44,385	1,980	Marvell Technology Group, Ltd.	98,779	986
Spirit AeroSystems Holdings, Inc. Class A(Æ)	31,506	1,486	Micron Technology, Inc.(Æ)	62,606	673
Square, Inc. Class A(Æ)(Ñ)	5,100	76	Microsoft Corp.(Û)	110,363	5,504
Stanley Black & Decker, Inc.	14,833	1,660	MicroStrategy, Inc. Class A(Æ)	10,120	1,815
Teekay Corp.	35,700	400	Motorola Solutions, Inc.	3,003	226
Terex Corp.	1,806	43	NCR Corp.(Æ)	23,000	669
Textron, Inc.	32,290	1,249	NetApp, Inc.	32,515	769
Trinity Industries, Inc.	57,600	1,124	NXP Semiconductors NV(Æ)	50,641	4,319
Triumph Group, Inc.	17,700	640	ON Semiconductor Corp.(Æ)	106,913	1,012
Union Pacific Corp.	3,767	329	Oracle Corp.	143,246	5,710
United Continental Holdings, Inc.(Æ)	33,445	1,532	Palo Alto Networks, Inc.(Æ)	6,431	970
United Parcel Service, Inc. Class B	562	59	QUALCOMM, Inc.	1,648	83
United Technologies Corp.	1,623	169	Rackspace Hosting, Inc.(Æ)	8,902	204
Waste Management, Inc.	590	35	Red Hat, Inc.(Æ)	11,400	836
WESCO International, Inc.(Æ)	7,319	430	Rovi Corp.(Æ)	10,000	176
Xerox Corp.	131,457	1,262	Salesforce.com, Inc.(Æ)	2,677	203
Xylem, Inc.	81,128	3,390	SanDisk Corp.	446	34
		49,955	Sanmina Corp.(Æ)	11,600	274
			Seagate Technology PLC	38,900	847
Technology - 19.3%			Symantec Corp.	158,768	2,643
3D Systems Corp.(Æ)(Ñ)	15,600	276	Synopsys, Inc.(Æ)	6,825	324
Adobe Systems, Inc.(Æ)	39,694	3,740	Tableau Software, Inc. Class A(Æ)	9,845	509
Advanced Micro Devices, Inc.(Æ)(Ñ)	252,100	895	Take-Two Interactive Software, Inc.(Æ)	43,445	1,485
Alibaba Group Holding, Ltd. - ADR(Æ)	34,799	2,677	Tech Data Corp.(Æ)	6,931	476
Alphabet, Inc. Class A(Æ)	202	143	Teradata Corp.(Æ)	8,355	211
Alphabet, Inc. Class C(Æ)	8,237	5,708	Teradyne, Inc.	36,295	686
Amdocs, Ltd.	1,448	82	Texas Instruments, Inc.	869	50
Amkor Technology, Inc.(Æ)	30,600	175	VeriFone Systems, Inc.(Æ)	12,500	356
Apple, Inc.(Û)	69,149	6,482	VeriSign, Inc.(Æ)	20,098	1,736
ARRIS International PLC(Æ)	47,700	1,086	Viavi Solutions, Inc. Class W(Æ)	144,800	943
Aspen Technology, Inc.(Æ)	43,786	1,665	VMware, Inc. Class A(Æ)(Ñ)	13,800	785
Avnet, Inc.	1,707	70	Western Digital Corp.	28,103	1,148
Broadcom, Ltd.(Æ)	25,340	3,693	Yahoo!, Inc.(Æ)	1,326	49
Brocade Communications Systems, Inc.	147,076	1,413	Zynga, Inc. Class A(Æ)	180,960	431
CA, Inc.	36,649	1,087			97,928
Cadence Design Systems, Inc.(Æ)(Û)	72,995	1,693
Ciena Corp.(Æ)	18,400	310	Utilities - 3.9%
Cisco Systems, Inc.	10,997	302	AES Corp.(Û)	150,416	1,679
Citrix Systems, Inc.(Æ)	23,138	1,894	AGL Resources, Inc.(Æ)	717	47
Corning, Inc.	67,947	1,269	Ameren Corp.	1,055	51
Cray, Inc.(Æ)	3,200	121	American Electric Power Co., Inc.	4,817	306
Criteo SA - ADR(Æ)	1,384	58	American Water Works Co., Inc.	661	48
Electronic Arts, Inc.(Æ)	11,400	705	AT&T, Inc.	67,497	2,620
EMC Corp.	6,575	172	CenturyLink, Inc.	6,369	197
Facebook, Inc. Class A(Æ)	41,965	4,934	CMS Energy Corp.	959	39
Finisar Corp.(Æ)	34,200	563	Consolidated Edison, Inc.	3,438	256
GoDaddy, Inc. Class A(Æ)	8,100	246	Dominion Resources, Inc.	2,377	170

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 43

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
DTE Energy Co.	1,092	97		Vermilion Energy, Inc.	(5,646)	(194)
Duke Energy Corp.	3,778	298				(2,348)
Edison International	16,600	1,174		Financial Services - (0.5)%
Entergy Corp.	9,350	703		First Financial Bankshares, Inc.	(19,032)	(616)
Exelon Corp.	38,326	1,345		Iron Mountain, Inc.(ö)	(6,818)	(249)
FirstEnergy Corp.	18,700	609		TFS Financial Corp.	(35,009)	(627)
Frontier Communications Corp.(Ñ)	16,403	91		United Bankshares, Inc.	(15,047)	(582)
Hawaiian Electric Industries, Inc.(Æ)	3,926	128		Willis Towers Watson PLC	(2,985)	(373)
NextEra Energy, Inc.	8,438	992
						(2,447)
NRG Energy, Inc.	40,919	618		Health Care - (0.3)%
PG&E Corp.	1,610	94
Public Service Enterprise Group, Inc.	1,550	72		Acadia Healthcare Co., Inc.(Æ)	(10,113)	(639)
Southern Co. (The)	5,502	276		DexCom, Inc.(Æ)	(2,147)	(138)
Sprint Corp.(Æ)(Ñ)	150,500	516		OPKO Health, Inc.(Æ)	(66,023)	(710)
TECO Energy, Inc.	1,168	32				(1,487)
Telephone & Data Systems, Inc.(Û)	58,218	1,722		Producer Durables - (0.5)%
T-Mobile US, Inc.(Æ)	21,477	844		Macquarie Infrastructure Corp.	(8,827)	(622)
Verizon Communications, Inc.(Û)	94,920	4,834		Stericycle, Inc.(Æ)	(5,044)	(482)
WEC Energy Group, Inc.	1,051	61		Verisk Analytics, Inc. Class A(Æ)	(7,015)	(544)
Xcel Energy, Inc.	1,670	67		XPO Logistics, Inc.(Æ)	(23,526)	(709)
		19,986				(2,357)
				Technology - (1.0)%
Total Common Stocks				Ambarella, Inc.(Æ)	(3,353)	(138)
(cost $476,294)		513,201		Arista Networks, Inc.(Æ)	(2,214)	(147)
				Cavium, Inc.(Æ)	(6,304)	(311)
Short-Term Investments - 2.5%				comScore, Inc.(Æ)	(14,851)	(455)
Russell U.S. Cash Management Fund	12,556,538 (8)	12,557		Cypress Semiconductor Corp.(Æ)	(57,978)	(524)
Total Short-Term Investments				Inovalon Holdings, Inc. Class A(Æ)	(31,019)	(530)
(cost $12,557)		12,557		MA-COM Technology Solutions Holdings,
				Inc.(Æ)	(13,299)	(544)
Other Securities - 1.5%				NetScout Systems, Inc.(Æ)	(26,155)	(582)
Russell U.S. Cash Collateral Fund(×)	7,776,533 (8)	7,777		NetSuite, Inc.(Æ)	(8,390)	(680)
Total Other Securities				Palo Alto Networks, Inc.(Æ)	(2,058)	(310)
(cost $7,777)		7,777		Universal Display Corp.(Æ)	(5,227)	(305)
				Zendesk, Inc.(Æ)	(30,654)	(693)
Total Investments 105.3%						(5,219)
(identified cost $496,627)		533,535		Utilities - (0.2)%
Securities Sold Short - (3.9)%				Globalstar, Inc.(Æ)	(201,996)	(394)
Consumer Discretionary - (0.9)%				Zayo Group Holdings, Inc.(Æ)	(17,958)	(466)
CarMax, Inc.(Æ)	(11,881)	(629)				(860)
Charter Communications, Inc. Class A(Æ)	(2,934)	(623)
EW Scripps Co. (The) Class A(Æ)	(10,770)	(164)		Total Securities Sold Short
GoPro, Inc. Class A(Æ)	(43,540)	(550)		(proceeds $21,252)		(19,631)
Lions Gate Entertainment Corp.	(26,737)	(594)
Mobileye NV(Æ)	(16,702)	(637)		Other Assets and Liabilities, Net
Nord Anglia Education, Inc.(Æ)	(14,735)	(313)	-	(1.4%)		(7,169)
Pandora Media, Inc.(Æ)	(30,718)	(305)		Net Assets - 100.0%		506,735
Tesla Motors, Inc.(Æ)	(2,999)	(722)
Zillow Group, Inc. Class A(Æ)	(8,405)	(210)
		(4,747)
Consumer Staples – (0.0)%
Snyders-Lance, Inc.	(5,201)	(166)
Energy - (0.5)%
Cheniere Energy, Inc.(Æ)	(16,071)	(625)
Enbridge, Inc.	(5,191)	(216)
Golar LNG, Ltd.	(14,666)	(243)
Pembina Pipeline Corp.	(18,157)	(545)
SunPower Corp. Class A(Æ)	(26,089)	(525)

See accompanying notes which are an integral part of the financial statements.

44 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		52	USD	5,930	06/16	100
S&P 500 E-Mini Index Futures		73	USD	7,516	06/16	107
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						207

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$87,519	$—	$—		$87,519	17.3
Consumer Staples	7,196	—	—		7,196	1.4
Energy	46,925	—	—		46,925	9.3
Financial Services	117,810	—	—		117,810	23.3
Health Care	65,370	—	—		65,370	12.9
Materials and Processing	20,512	—	—		20,512	4.0
Producer Durables	49,955	—	—		49,955	9.9
Technology	97,928	—	—		97,928	19.3
Utilities	19,986	—	—		19,986	3.9
Short-Term Investments (a)	—	—	—		12,557	2.5
Other Securities (a)	—	—	—		7,777	1.5
Total Investments	513,201	—	—		533,535	105.3
Securities Sold Short***	(19,631)	—	—		(19,631)	(3.9)
Other Assets and Liabilities, Net						(1.4)
						100.0
Other Financial Instruments
Futures Contracts	207	—	—		207	—*
Total Other Financial Instruments**
	$207	$—	$—		$207

*     Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***  Refer to Schedule of Investments for detailed sector breakout.

(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 45

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$207
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,300

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(622)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$6,610	$—	$6,610
Total Financial and Derivative Assets		6,610	—	6,610
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$6,610	$—	$6,610

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$473	$—	$473	$—
Citigroup	1,012	—	1,012	—
Credit Suisse	89	—	89	—
Deutsche Bank	442	—	442	—
Fidelity	492	—	492	—
Morgan Stanley	2,192	—	2,192	—
UBS	1,910	—	1,910	—
Total	$6,610	$—	$6,610	$—

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 47

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$87	$—	$87
Short Sales	Securities sold short, at market value	19,631	—	19,631
Total Financial and Derivative Liabilities		19,718	—	19,718
Financial and Derivative Liabilities not subject to a netting agreement		(87)	—	(87)
Total Financial and Derivative Liabilities subject to a netting agreement		$19,631	$—	$19,631

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$19,631	$—	$19,631	$—
Total	$19,631	$—	$19,631	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$496,627
Investments, at fair value(*)(>)	533,535
Cash	59
Cash (restricted)(a)	905
Receivables:
Dividends and interest	334
Dividends from affiliated Russell funds	6
Investments sold	7,635
Fund shares sold	13
Prepaid expenses	7
Total assets	542,494
Liabilities
Payables:
Investments purchased	7,732
Fund shares redeemed	38
Accrued fees to affiliates	377
Other accrued expenses	117
Variation margin on futures contracts	87
Securities sold short, at fair value(‡)	19,631
Payable upon return of securities loaned	7,777
Total liabilities	35,759
Net Assets	$506,735

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 49

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(169)
Accumulated net realized gain (loss)	(7,429)
Unrealized appreciation (depreciation) on:
Investments	36,908
Futures contracts	207
Securities sold short	1,620
Shares of beneficial interest	540
Additional paid-in capital	475,058
Net Assets	$506,735
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.85
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.39
Class A — Net assets	$2,185,847
Class A — Shares outstanding ($.01 par value)	246,874
Net asset value per share: Class C(#)	$7.35
Class C — Net assets	$9,722,117
Class C — Shares outstanding ($.01 par value)	1,323,583
Net asset value per share: Class E(#)	$8.88
Class E — Net assets	$312,584
Class E — Shares outstanding ($.01 par value)	35,208
Net asset value per share: Class I(#)	$9.48
Class I — Net assets	$14,153,968
Class I — Shares outstanding ($.01 par value)	1,493,218
Net asset value per share: Class S(#)	$9.30
Class S — Net assets	$25,462,783
Class S — Shares outstanding ($.01 par value)	2,737,189
Net asset value per share: Class Y(#)	$9.44
Class Y — Net assets	$454,898,145
Class Y — Shares outstanding ($.01 par value)	48,206,425
Amounts in thousands
(*) Securities on loan included in investments	$7,585
(‡) Proceeds on securities sold short	$21,251
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$20,334

(a) Cash Collateral for Futures	$905
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

50 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$5,043
Dividends from affiliated Russell funds	33
Securities lending income (net)	45
Total investment income	5,121
Expenses
Advisory fees	2,071
Administrative fees	125
Custodian fees	79
Distribution fees - Class A	3
Distribution fees - Class C	37
Transfer agent fees - Class A	2
Transfer agent fees - Class C	10
Transfer agent fees - Class E	—**
Transfer agent fees - Class I	10
Transfer agent fees - Class S	27
Transfer agent fees - Class Y	10
Professional fees	32
Registration fees	39
Shareholder servicing fees - Class C	12
Shareholder servicing fees - Class E	—**
Trustees’ fees	9
Printing fees	11
Dividends from securities sold short	131
Interest expense paid on securities sold short	374
Miscellaneous	19
Total expenses	3,001
Net investment income (loss)	2,120
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,426)
Futures contracts	1,300
Securities sold short	4,588
Foreign currency-related transactions	(1)
Net realized gain (loss)	2,461
Net change in unrealized appreciation (depreciation) on:
Investments	(17,687)
Futures contracts	(622)
Securities sold short	(2,585)
Net change in unrealized appreciation (depreciation)	(20,894)
Net realized and unrealized gain (loss)	(18,433)
Net Increase (Decrease) in Net Assets from Operations	$(16,313)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 51

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,120	$2,420
Net realized gain (loss)	2,461	71,098
Net change in unrealized appreciation (depreciation)	(20,894)	(37,658)
Net increase (decrease) in net assets from operations	(16,313)	35,860
Distributions
From net investment income
Class A	(7)	(1)
Class C	(17)	—
Class E	(1)	—
Class I	(67)	(68)
Class S	(114)	(93)
Class Y	(2,410)	(2,357)
From net realized gain
Class A	(346)	(318)
Class C	(1,766)	(2,036)
Class E	(46)	(294)
Class I	(2,337)	(3,608)
Class S	(4,150)	(7,441)
Class Y	(66,530)	(89,356)
Net decrease in net assets from distributions	(77,791)	(105,572)
Share Transactions*
Net increase (decrease) in net assets from share transactions	13,412	(66,738)
Total Net Increase (Decrease) in Net Assets	(80,692)	(136,450)
Net Assets
Beginning of period	587,427	723,877
End of period	$506,735	$587,427
Undistributed (overdistributed) net investment income included in net assets	$(169)	$327

See accompanying notes which are an integral part of the financial statements.

52 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	20	$200	47	$516
Proceeds from reinvestment of distributions	39	343	29	312
Payments for shares redeemed	(30)	(265)	(22)	(242)
Net increase (decrease)	29	278	54	586
Class C
Proceeds from shares sold	54	417	103	960
Proceeds from reinvestment of distributions	237	1,747	218	1,999
Payments for shares redeemed	(147)	(1,136)	(230)	(2,158)
Net increase (decrease)	144	1,028	91	801
Class E
Proceeds from shares sold	—	1	13	139
Proceeds from reinvestment of distributions	6	47	28	294
Payments for shares redeemed	—	—	(167)	(1,703)
Net increase (decrease)	6	48	(126)	(1,270)
Class I
Proceeds from shares sold	120	1,290	481	5,388
Proceeds from reinvestment of distributions	225	2,131	312	3,513
Payments for shares redeemed	(646)	(6,694)	(1,211)	(14,220)
Net increase (decrease)	(301)	(3,273)	(418)	(5,319)
Class S
Proceeds from shares sold	209	2,004	1,131	12,836
Proceeds from reinvestment of distributions	434	4,042	664	7,346
Payments for shares redeemed	(768)	(7,368)	(2,987)	(33,807)
Net increase (decrease)	(125)	(1,322)	(1,192)	(13,625)
Class Y
Proceeds from shares sold	1,153	10,643	1,306	14,923
Proceeds from reinvestment of distributions	7,306	68,940	8,189	91,712
Payments for shares redeemed	(6,148)	(62,930)	(13,195)	(154,546)
Net increase (decrease)	2,311	16,653	(3,700)	(47,911)
Total increase (decrease)	2,064	$13,412	(5,291)	$(66,738)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 53

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	10.76	.02	(.37)	(.35)	(.03)	(1.53)
October 31, 2015	12.12	—(f)	.53	.53	—(f)	(1.89)
October 31, 2014	12.08	(.03)	1.53	1.50	—(f)	(1.46)
October 31, 2013	9.40	—(f)	2.71	2.71	(.03)	—
October 31, 2012(3)	9.20	.01	.20	.21	(.01)	—

Class C
April 30, 2016*	9.21	(.01)	(.31)	(.32)	(.01)	(1.53)
October 31, 2015	10.70	(.07)	.47	.40	—	(1.89)
October 31, 2014	10.90	(.10)	1.36	1.26	—	(1.46)
October 31, 2013	8.53	(.07)	2.44	2.37	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—
October 31, 2011	6.97	(.07)	.66	.59	—	—

Class E
April 30, 2016*	10.78	.02	(.36)	(.34)	(.03)	(1.53)
October 31, 2015	12.14	—(f)	.53	.53	—(f)	(1.89)
October 31, 2014	12.10	(.02)	1.52	1.50	—	(1.46)
October 31, 2013	9.41	.01	2.69	2.70	(.01)	—
October 31, 2012	8.27	—(f)	1.14	1.14	—	—
October 31, 2011	7.58	(.02)	.71	.69	—	—

Class I
April 30, 2016*	11.40	.04	(.38)	(.34)	(.05)	(1.53)
October 31, 2015	12.73	.03	.56	.59	(.03)	(1.89)
October 31, 2014	12.60	.02	1.60	1.62	(.03)	(1.46)
October 31, 2013	9.79	.05	2.81	2.86	(.05)	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—
October 31, 2011	7.83	.01	.72	.73	—	—

Class S
April 30, 2016*	11.22	.03	(.38)	(.35)	(.04)	(1.53)
October 31, 2015	12.55	.02	.56	.58	(.02)	(1.89)
October 31, 2014	12.45	.01	1.57	1.58	(.02)	(1.46)
October 31, 2013	9.68	.04	2.76	2.80	(.03)	—
October 31, 2012	8.48	.03	1.17	1.20	—(f)	—
October 31, 2011	7.76	—(f)	.72	.72	—	—

Class Y
April 30, 2016*	11.36	.04	(.38)	(.34)	(.05)	(1.53)
October 31, 2015	12.69	.05	.56	.61	(.05)	(1.89)
October 31, 2014	12.56	.03	1.59	1.62	(.03)	(1.46)
October 31, 2013	9.77	.06	2.80	2.86	(.07)	—
October 31, 2012(3)	9.56	.02	.21	.23	(.02)	—

See accompanying notes which are an integral part of the financial statements.

54 Russell U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)
(1.56)	8.85	(3.24)	2,186	1.57	1.57	.41	67
(1.89)	10.76	4.58	2,349	1.50	1.50	(.04)	150
(1.46)	12.12	13.40	1,994	1.52	1.52	(.22)	146
(.03)	12.08	28.84	1,089	1.51	1.51	—(i)	142
(.01)	9.40	2.30	206	1.36	1.35	.31	120
(1.54)	7.35	(3.45)	9,722	2.32	2.32	(.34)	67
(1.89)	9.21	3.81	10,862	2.25	2.25	(.79)	150
(1.46)	10.70	12.66	11,644	2.27	2.27	(.96)	146
—	10.90	27.90	9,380	2.26	2.26	(.68)	142
—	8.53	12.83	5,386	2.28	2.07	(.72)	120
—	7.56	8.18	5,335	2.29	2.05	(.97)	142
(1.56)	8.88	(3.21)	313	1.57	1.57	.40	67
(1.89)	10.78	4.52	321	1.50	1.50	(.02)	150
(1.46)	12.14	13.46	1,893	1.52	1.52	(.19)	146
(.01)	12.10	28.75	2,959	1.51	1.51	.10	142
—	9.41	13.78	2,443	1.55	1.32	(.01)	120
—	8.27	8.97	3,906	1.54	1.30	(.22)	142
(1.58)	9.48	(2.99)	14,154	1.24	1.24	.75	67
(1.92)	11.40	4.90	20,455	1.17	1.17	.30	150
(1.49)	12.73	13.86	28,158	1.19	1.18	.14	146
(.05)	12.60	29.28	28,265	1.18	1.13	.41	142
(.01)	9.79	14.34	18,586	1.21	.94	.38	120
—	8.56	9.45	26,748	1.19	.92	.10	142
(1.57)	9.30	(3.07)	25,463	1.32	1.32	.66	67
(1.91)	11.22	4.88	32,114	1.25	1.25	.21	150
(1.48)	12.55	13.68	50,903	1.27	1.27	.05	146
(.03)	12.45	29.04	72,332	1.26	1.26	.35	142
—(f)	9.68	14.20	52,928	1.26	1.07	.29	120
—	8.48	9.28	27,847	1.29	1.05	.02	142
(1.58)	9.44	(2.92)	454,897	1.12	1.12	.86	67
(1.94)	11.36	5.06	521,326	1.05	1.05	.41	150
(1.49)	12.69	13.99	629,285	1.07	1.07	.23	146
(.07)	12.56	29.34	587,599	1.06	1.06	.56	142
(.02)	9.77	2.36	563,827.91		.91	.80	120

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Dynamic Equity Fund 55

Russell Investment Company
Russell U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$986.20	$1,019.54
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.28	$5.37
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$982.50	$1,015.81
	Expenses Paid During Period*	$8.97	$9.12
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.82%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$986.20	$1,019.54
of other funds.	Expenses Paid During Period*	$5.28	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

56 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$987.50	$1,020.79
Expenses Paid During Period*	$4.05	$4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Strategic Equity Fund 57

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 99.3%			Starbucks Corp.	129,169	7,263
Consumer Discretionary - 14.7%			Target Corp.	268,175	21,320
Aaron's, Inc. Class A	24,934	654	Tenneco, Inc.(Æ)	39,000	2,079
Abercrombie & Fitch Co. Class A	121,288	3,242	Thomson Reuters Corp.	8,917	367
Amazon.com, Inc.(Æ)	50,577	33,360	Time Warner, Inc.	112,565	8,458
AutoZone, Inc.(Æ)	6,495	4,970	Time, Inc.	209,788	3,084
Avon Products, Inc.	130,263	614	TJX Cos., Inc.	125,418	9,509
Bed Bath & Beyond, Inc.(Æ)	54,072	2,553	Toll Brothers, Inc.(Æ)	27,172	742
Best Buy Co., Inc.	117,255	3,762	Toyota Motor Corp. - ADR(Æ)	55,717	5,666
Big Lots, Inc.	51,758	2,374	Tribune Media Co. Class A	33,122	1,277
Bloomin' Brands, Inc.	106,272	1,987	Tupperware Brands Corp.	54,390	3,158
Brinker International, Inc.	23,731	1,099	Twenty-First Century Fox, Inc. Class A(Æ)	11,691	354
Carnival Corp.	35,988	1,765	VF Corp.	191,241	12,058
CBS Corp. Class B	126,833	7,091	Visteon Corp.(Æ)	60,789	4,843
Chipotle Mexican Grill, Inc. Class A(Æ)	20,689	8,709	Wal-Mart Stores, Inc.	415,041	27,754
Choice Hotels International, Inc.	31,006	1,571	Walt Disney Co. (The)	112,712	11,639
Comcast Corp. Class A(Æ)	232,176	14,107	Whirlpool Corp.	38,300	6,670
Cooper Tire & Rubber Co.	84,191	2,908
Costco Wholesale Corp.	59,180	8,766			513,648
Dana Holding Corp.	256,184	3,312
Deckers Outdoor Corp.(Æ)	92,415	5,343	Consumer Staples - 6.8%
			Altria Group, Inc.	486,629	30,517
Delphi Automotive PLC	113,465	8,354	Archer-Daniels-Midland Co.	9,291	371
Dick's Sporting Goods, Inc.	30,207	1,400	Bunge, Ltd.	103,938	6,496
Dillard's, Inc. Class A	25,781	1,816	Clorox Co. (The)	25,530	3,197
Discovery Communications, Inc. Class A(Æ)	12,420	339	Coca-Cola Co. (The)	466,828	20,914
Dollar General Corp.	255,112	20,896	Coca-Cola Enterprises, Inc.	133,949	7,030
Domino's Pizza, Inc.	39,150	4,732	Core-Mark Holding Co., Inc.	3,012	246
eBay, Inc.(Æ)(Û)	179,030	4,374	CVS Health Corp.	86,042	8,647
Estee Lauder Cos., Inc. (The) Class A	119,678	11,474	Dean Foods Co.	180,297	3,107
Fiat Chrysler Automobiles NV(Æ)	215,729	1,745	Dr Pepper Snapple Group, Inc.	166,335	15,122
Foot Locker, Inc.	44,713	2,747	Herbalife, Ltd.(Æ)	18,414	1,067
Ford Motor Co.	47,680	647	Hormel Foods Corp.	141,567	5,457
Gap, Inc. (The)	301,100	6,980	Ingredion, Inc.	24,533	2,823
General Motors Co.(Û)	533,418	16,963	Kimberly-Clark Corp.	21,049	2,635
Goodyear Tire & Rubber Co. (The)	216,397	6,269	Kroger Co. (The)	692,078	24,493
Graham Holdings Co. Class B	5,299	2,525	Molson Coors Brewing Co. Class B	47,613	4,553
Hertz Global Holdings, Inc.(Æ)	101,603	941	Mondelez International, Inc. Class A	116,737	5,015
Home Depot, Inc. (The)	375,890	50,328	Monster Beverage Corp.(Æ)	49,548	7,146
J Alexander's Holdings, Inc.(Æ)	17,147	177	PepsiCo, Inc.	238,503	24,556
Johnson Controls, Inc.	8,037	333	Philip Morris International, Inc.	329,617	32,342
Kohl's Corp.	6,007	266	Procter & Gamble Co. (The)	413,143	33,101
Lear Corp.	33,908	3,904	Walgreens Boots Alliance, Inc.	3,907	310
Lennar Corp. Class A	239,841	10,867
Lowe's Cos., Inc.	58,720	4,464			239,145
Macy's, Inc.	139,166	5,510
Magna International, Inc. Class A(Æ)	111,546	4,687	Energy - 7.3%
Marriott International, Inc. Class A	81,527	5,714	Anadarko Petroleum Corp.	6,665	352
McDonald's Corp.	100,974	12,772	Antero Resources Corp.(Æ)	91,609	2,593
Michael Kors Holdings, Ltd.(Æ)	241,433	12,472	Apache Corp.	159,007	8,650
Newell Brands, Inc.	175,238	7,980	Baker Hughes, Inc.	7,222	349
News Corp. Class A	308,400	3,830	BP PLC - ADR	736,919	24,746
Nike, Inc. Class B	292,851	17,261	California Resources Corp.	12,858	28
NVR, Inc.(Æ)	4,193	6,966	Canadian Natural Resources, Ltd.	329,205	9,883
Office Depot, Inc.(Æ)	121,856	717	Chevron Corp.	272,603	27,855
O'Reilly Automotive, Inc.(Æ)	70,464	18,509	Cimarex Energy Co.	52,015	5,663
Priceline Group, Inc. (The)(Æ)(Û)	3,797	5,102	Columbia Pipeline Group, Inc.	47,431	1,215
PulteGroup, Inc.	48,851	898	ConocoPhillips	271,087	12,955
PVH Corp.	69,105	6,606	CVR Energy, Inc.	21,255	516
Ross Stores, Inc.	108,542	6,163	Devon Energy Corp.	359,046	12,452
Sinclair Broadcast Group, Inc. Class A(Æ)	38,927	1,248	Energen Corp.	11,019	468
Staples, Inc.	23,880	244	Ensco PLC Class A	333,172	3,985

See accompanying notes which are an integral part of the financial statements.

58 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
EOG Resources, Inc.	12,021	993	BB&T Corp.	35,768	1,265
Exxon Mobil Corp.	442,646	39,130	Berkshire Hathaway, Inc. Class B(Æ)	268,867	39,115
First Solar, Inc.(Æ)	5,871	328	BlackRock, Inc. Class A	907	323
FMC Technologies, Inc.(Æ)	81,569	2,487	Blackstone Group, LP (The)	315,515	8,658
Halliburton Co.	10,207	422	BOK Financial Corp.	13,700	824
Helmerich & Payne, Inc.	54,374	3,595	Broadridge Financial Solutions, Inc.	6,442	386
Hess Corp.	15,243	909	Capital One Financial Corp.	116,093	8,404
HollyFrontier Corp.	7,828	279	CBL & Associates Properties, Inc.(ö)	272,226	3,180
Kinder Morgan, Inc.	57,762	1,026	CBRE Group, Inc. Class A(Æ)	114,385	3,389
Laredo Petroleum, Inc.(Æ)	42,893	522	Charles Schwab Corp. (The)	22,849	649
Marathon Oil Corp.	103,752	1,462	Chubb, Ltd.	6,489	765
Marathon Petroleum Corp.	85,432	3,339	Citigroup, Inc.(Û)	797,173	36,893
Murphy Oil Corp.	65,411	2,338	Citizens Financial Group, Inc.	257,562	5,885
Nabors Industries, Ltd.	140,938	1,381	CME Group, Inc. Class A	6,140	564
National Oilwell Varco, Inc.	27,000	973	CNA Financial Corp.	56,584	1,788
Noble Corp. PLC	234,189	2,630	Comerica, Inc.	174,707	7,757
Noble Energy, Inc.	17,093	617	Discover Financial Services	114,845	6,462
NOW, Inc.(Æ)	31,600	571	East West Bancorp, Inc.	30,868	1,157
Occidental Petroleum Corp.	229,353	17,580	Endurance Specialty Holdings, Ltd.	64,607	4,134
Oceaneering International, Inc.	127,948	4,689	Equity Commonwealth(Æ)(ö)	24,220	676
Oil States International, Inc.(Æ)	74,049	2,565	Equity LifeStyle Properties, Inc. Class A(ö)	39,473	2,704
Patterson-UTI Energy, Inc.	18,705	369	Equity Residential(ö)	10,202	694
PBF Energy, Inc. Class A	16,027	516	Everest Re Group, Ltd.	28,981	5,359
Phillips 66(Æ)	145,309	11,931	FactSet Research Systems, Inc.	24,889	3,752
Pioneer Natural Resources Co.(Æ)	43,877	7,288	Federal Realty Investment Trust(ö)	36,450	5,543
Rowan Cos. PLC Class A	200,732	3,776	Fidelity National Information Services, Inc.	3,789	249
Schlumberger, Ltd.	229,064	18,403	First American Financial Corp.	21,012	757
Spectra Energy Corp.	13,894	434	First Niagara Financial Group, Inc.	74,316	785
SunPower Corp. Class A(Æ)	14,452	291	Fiserv, Inc.(Æ)	2,810	275
Tesoro Corp.	42,890	3,418	FNFV Group(Æ)	87,169	939
Valero Energy Corp.	94,454	5,560	Forest City Realty Trust, Inc. Class A(Æ)(ö)	37,535	780
Weatherford International PLC(Æ)	43,934	357	Genworth Financial, Inc. Class A(Æ)	158,400	543
World Fuel Services Corp.	55,582	2,597	Global Payments, Inc.	23,589	1,703
		254,486	Goldman Sachs Group, Inc. (The)	6,660	1,093
			Hanover Insurance Group, Inc. (The)	41,442	3,554
Financial Services - 19.9%			Hartford Financial Services Group, Inc.	30,704	1,363
Affiliated Managers Group, Inc.(Æ)	67,054	11,421	Hatteras Financial Corp.(ö)	229,026	3,639
Aflac, Inc.	5,354	369	HCP, Inc.(ö)	17,349	587
Alleghany Corp.(Æ)	2,000	1,043	Hospitality Properties Trust(ö)	16,859	431
Allied World Assurance Co. Holdings AG	9,818	349	Intercontinental Exchange, Inc.	8,714	2,092
Allstate Corp. (The)	167,981	10,927	Invesco, Ltd.	37,275	1,156
Ally Financial, Inc.(Æ)	59,959	1,068	Jack Henry & Associates, Inc.	3,317	269
American Capital Agency Corp.(ö)	33,625	618	Jones Lang LaSalle, Inc.	34,406	3,963
American Equity Investment Life Holding			JPMorgan Chase & Co.(Û)	742,259	46,911
Co.(Æ)	98,889	1,384	KeyCorp	852,524	10,478
American Express Co.	194,242	12,709	KKR & Co., LP	769,675	10,468
American Financial Group, Inc.	33,324	2,303	Loews Corp.	433,800	17,213
American International Group, Inc.	95,099	5,308	M&T Bank Corp.	33,640	3,980
Ameriprise Financial, Inc.	55,800	5,351	Markel Corp.(Æ)	1,598	1,437
AmTrust Financial Services, Inc.	40,496	1,006	Marsh & McLennan Cos., Inc.	4,915	310
Annaly Capital Management, Inc.(ö)	61,996	646	MasterCard, Inc. Class A	314,202	30,474
Arch Capital Group, Ltd.(Æ)	3,866	273	MetLife, Inc.	393,687	17,755
Aspen Insurance Holdings, Ltd.	152,349	7,061	Moody's Corp.	100,740	9,643
Assurant, Inc.	50,370	4,260	Morgan Stanley	29,990	812
Assured Guaranty, Ltd.	171,497	4,437	Morningstar, Inc.	6,917	576
Axis Capital Holdings, Ltd.	5,603	298	Nasdaq, Inc.	82,600	5,097
Bank of America Corp.(Û)	3,656,764	53,243	Navient Corp.	22,910	313
Bank of New York Mellon Corp. (The)	15,295	615	New York Community Bancorp, Inc.	15,448	232
BankUnited, Inc.	205,536	7,091	Nomura Holdings, Inc. - ADR(Æ)	697,051	2,935
Barclays PLC - ADR	68,854	692	Northern Trust Corp.	86,700	6,163

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 59

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Piedmont Office Realty Trust, Inc. Class A(ö)	35,827	713	Express Scripts Holding Co.(Æ)	9,986	736
PNC Financial Services Group, Inc. (The)	210,908	18,514	Gilead Sciences, Inc.(Û)	90,398	7,974
Popular, Inc.(Æ)	120,691	3,587	HCA Holdings, Inc.(Æ)	2,946	237
Post Properties, Inc.(ö)	35,676	2,046	Hill-Rom Holdings, Inc.	34,851	1,685
Principal Financial Group, Inc.	182,190	7,776	Horizon Pharma PLC(Æ)	243,575	3,744
ProAssurance Corp.	6,812	325	Humana, Inc.	3,701	655
Progressive Corp. (The)(Æ)	11,654	380	ICON PLC(Æ)	5,895	398
Prudential Financial, Inc.	138,024	10,716	IDEXX Laboratories, Inc.(Æ)	105,567	8,905
Public Storage(ö)	11,310	2,769	Jazz Pharmaceuticals PLC(Æ)	33,475	5,045
Regency Centers Corp.(ö)	35,704	2,631	Johnson & Johnson	620,850	69,585
Regions Financial Corp.	1,036,880	9,726	Laboratory Corp. of America Holdings(Æ)	6,150	771
Reinsurance Group of America, Inc. Class A	120,041	11,430	Ligand Pharmaceuticals, Inc. Class B(Æ)	28,362	3,428
Santander Consumer USA Holdings, Inc.(Æ)	468,731	6,173	Magellan Health, Inc.(Æ)	21,040	1,482
Simon Property Group, Inc.(ö)	43,826	8,817	Mallinckrodt PLC(Æ)	57,011	3,564
Starwood Property Trust, Inc.(ö)	29,345	568	McKesson Corp.	61,284	10,285
State Street Corp.	345,368	21,516	Medtronic PLC	362,946	28,727
SunTrust Banks, Inc.	60,499	2,525	Merck & Co., Inc.	599,194	32,860
Synchrony Financial(Æ)	136,151	4,162	Mylan NV(Æ)	206,990	8,634
Torchmark Corp.	4,582	265	Myriad Genetics, Inc.(Æ)	40,529	1,459
Total System Services, Inc.	5,257	269	Pfizer, Inc.	1,752,095	57,311
Travelers Cos., Inc. (The)	7,974	876	Quest Diagnostics, Inc.	24,283	1,825
Two Harbors Investment Corp.(ö)	401,154	3,141	ResMed, Inc.	90,350	5,041
US Bancorp	219,572	9,374	St. Jude Medical, Inc.	52,958	4,035
Validus Holdings, Ltd.	12,869	593	Stryker Corp.	86,471	9,426
Visa, Inc. Class A	238,000	18,383	TESARO, Inc.(Æ)	92,992	3,854
Voya Financial, Inc.	245,193	7,961	Thermo Fisher Scientific, Inc.	54,132	7,809
Wells Fargo & Co.	1,266,279	63,289	United Therapeutics Corp.(Æ)	32,791	3,450
White Mountains Insurance Group, Ltd.(Æ)	348	289	UnitedHealth Group, Inc.	194,261	25,580
WP Glimcher, Inc.(ö)	46,776	491	Valeant Pharmaceuticals International, Inc.
WR Berkley Corp.	76,466	4,282	(Æ)	129,485	4,320
Xenia Hotels & Resorts, Inc.(ö)	3,429	53	Zimmer Biomet Holdings, Inc.	2,659	308
XL Group PLC Class A	51,177	1,675	Zoetis, Inc. Class A	315,004	14,815
		697,088			494,315
Health Care - 14.1%			Materials and Processing - 3.2%
Abbott Laboratories	36,701	1,428	Acuity Brands, Inc.	8,774	2,140
AbbVie, Inc.	180,739	11,025	Air Products & Chemicals, Inc.	3,504	511
Acorda Therapeutics, Inc.(Æ)	75,413	1,949	Albemarle Corp.	6,339	419
Aetna, Inc.	50,434	5,662	Alcoa, Inc.	30,291	338
Agilent Technologies, Inc.	22,134	906	Bombardier, Inc. Class B(Æ)	338,784	508
Allergan PLC(Æ)	36,644	7,936	Cabot Corp.	68,585	3,346
Allscripts Healthcare Solutions, Inc.(Æ)	102,704	1,376	CRH PLC - ADR(Æ)	581,700	16,933
Alnylam Pharmaceuticals, Inc.(Æ)	12,100	811	Crown Holdings, Inc.(Æ)	53,078	2,811
AmerisourceBergen Corp. Class A	27,265	2,320	Domtar Corp.	89,308	3,451
Amgen, Inc.(Û)	40,907	6,476	Dow Chemical Co. (The)	255,717	13,453
Anacor Pharmaceuticals, Inc.(Æ)	62,235	3,905	Eastman Chemical Co.	38,921	2,973
Anthem, Inc.	45,287	6,375	Ecolab, Inc.	6,326	727
Baxalta, Inc.	119,374	5,008	EI du Pont de Nemours & Co.	7,123	470
Baxter International, Inc.	6,654	294	Hexcel Corp.	135,772	6,146
Becton Dickinson and Co.	4,575	738	International Flavors & Fragrances, Inc.	11,332	1,354
Biogen, Inc.(Æ)(Û)	61,483	16,907	International Paper Co.	122,100	5,283
Bio-Rad Laboratories, Inc. Class A(Æ)	10,110	1,434	Louisiana-Pacific Corp.(Æ)	231,747	3,940
Bristol-Myers Squibb Co.	248,906	17,966	LyondellBasell Industries NV Class A	65,195	5,390
Cardinal Health, Inc.	281,633	22,097	Masco Corp.	9,844	302
Celgene Corp.(Æ)	49,576	5,127	Newmont Mining Corp.	14,998	525
Cerner Corp.(Æ)	247,597	13,900	Nucor Corp.	8,228	410
Cigna Corp.	68,913	9,547	Owens Corning	35,773	1,648
CR Bard, Inc.	47,384	10,053	PPG Industries, Inc.	92,237	10,182
Eli Lilly & Co.	152,839	11,544	Praxair, Inc.	7,010	823
Endo International PLC(Æ)	58,629	1,583	Reliance Steel & Aluminum Co.	90,400	6,687

See accompanying notes which are an integral part of the financial statements.

60 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Rio Tinto PLC - ADR	105,000	3,534	Union Pacific Corp.	239,421	20,885
Sherwin-Williams Co. (The)	27,690	7,956	United Continental Holdings, Inc.(Æ)	74,430	3,410
Trinseo SA(Æ)	64,394	2,756	United Parcel Service, Inc. Class B	2,886	303
Westlake Chemical Corp.	111,004	5,571	United Technologies Corp.	116,743	12,184
WestRock Co.	6,634	278	Verisk Analytics, Inc. Class A(Æ)	78,088	6,058
		110,865	Waste Management, Inc.	6,891	405
			Waters Corp.(Æ)	11,828	1,540
Producer Durables - 11.1%			WESCO International, Inc.(Æ)	7,446	438
3M Co.	17,493	2,928	Xerox Corp.	311,787	2,993
Accenture PLC Class A(Æ)	193,000	21,794	Xylem, Inc.	192,625	8,048
AECOM(Æ)	88,280	2,868			387,493
AerCap Holdings NV(Æ)	209,279	8,373
Alaska Air Group, Inc.	50,244	3,539	Technology - 16.6%
American Airlines Group, Inc.	363,002	12,593	Adobe Systems, Inc.(Æ)	222,961	21,007
Automatic Data Processing, Inc.	4,252	376	Advanced Micro Devices, Inc.(Æ)	652,753	2,317
Avery Dennison Corp.	13,616	989	Alibaba Group Holding, Ltd. - ADR(Æ)	72,079	5,546
B/E Aerospace, Inc.	72,031	3,503	Alphabet, Inc. Class C(Æ)	79,688	55,225
Boeing Co. (The)	82,070	11,063	Alphabet, Inc. Class A(Æ)	40,931	28,974
Caterpillar, Inc.	85,484	6,644	Amdocs, Ltd.	8,047	455
CH Robinson Worldwide, Inc.	48,285	3,427	Amphenol Corp. Class A	4,457	249
Chicago Bridge & Iron Co.	101,673	4,092	Analog Devices, Inc.	76,263	4,295
CSX Corp.	24,881	678	Anixter International, Inc.(Æ)	53,095	3,308
Danaher Corp.	74,409	7,199	Ansys, Inc.(Æ)	3,820	347
Deere & Co.	4,409	371	Apple, Inc.(Û)	846,704	79,370
Delta Air Lines, Inc.	314,869	13,121	Applied Materials, Inc.	222,772	4,560
Eaton Corp. PLC	76,229	4,823	Arista Networks, Inc.(Æ)	18,074	1,204
EMCOR Group, Inc.	10,266	498	Arrow Electronics, Inc.(Æ)	7,372	458
Esterline Technologies Corp.(Æ)	9,600	659	Aspen Technology, Inc.(Æ)	97,481	3,707
Euronav NV(Æ)	99,179	1,078	Avnet, Inc.	36,507	1,501
Expeditors International of Washington, Inc.	113,500	5,631	Black Knight Financial Services, Inc. Class
FedEx Corp.	74,499	12,300	A(Æ)	8,823	282
Flir Systems, Inc.	11,941	361	Broadcom, Ltd.(Æ)	52,588	7,665
General Dynamics Corp.	153,452	21,563	Brocade Communications Systems, Inc.	397,897	3,824
General Electric Co.	255,328	7,851	CA, Inc.	226,601	6,721
Genpact, Ltd.(Æ)	10,254	286	Cadence Design Systems, Inc.(Æ)	173,400	4,021
Hawaiian Holdings, Inc.(Æ)	69,724	2,933	Cisco Systems, Inc.	851,181	23,399
Honeywell International, Inc.	235,003	26,854	Citrix Systems, Inc.(Æ)(Û)	51,332	4,201
Huntington Ingalls Industries, Inc.	25,558	3,700	Cognizant Technology Solutions Corp. Class
JetBlue Airways Corp.(Æ)	83,209	1,647	A(Æ)	3,975	232
Lincoln Electric Holdings, Inc.	38,338	2,403	Computer Sciences Corp.	8,213	272
Lockheed Martin Corp.	1,139	265	comScore, Inc.(Æ)	66,800	2,045
ManpowerGroup, Inc.	8,252	636	Corning, Inc.	50,760	948
Moog, Inc. Class A(Æ)	9,400	459	Cree, Inc.(Æ)	15,910	390
National Instruments Corp.	12,023	331	CSRA, Inc.(Æ)	8,213	213
Norfolk Southern Corp.	169,028	15,231	Dolby Laboratories, Inc. Class A	39,338	1,873
Northrop Grumman Corp.	83,180	17,157	DST Systems, Inc.	2,692	325
Paychex, Inc.	5,027	262	EMC Corp.	42,806	1,118
Quanta Services, Inc.(Æ)	72,329	1,716	F5 Networks, Inc.(Æ)	44,589	4,671
Raytheon Co.	189,920	23,996	Facebook, Inc. Class A(Æ)	304,227	35,771
Republic Services, Inc. Class A	8,142	383	Finisar Corp.(Æ)	97,285	1,601
Rockwell Automation, Inc.	36,643	4,158	Gartner, Inc.(Æ)	29,214	2,547
Rollins, Inc.	15,983	429	Groupon, Inc. Class A(Æ)	108,687	393
Snap-on, Inc.	61,227	9,752	Harris Corp.	72,289	5,784
Southwest Airlines Co.	462,014	20,610	Hewlett Packard Enterprise Co.(Æ)	533,055	8,881
Spirit AeroSystems Holdings, Inc. Class A(Æ)	70,482	3,323	HP, Inc.	46,911	576
Stanley Black & Decker, Inc.	144,312	16,151	IAC/InterActiveCorp	74,903	3,471
Terex Corp.	171,797	4,104	Ingram Micro, Inc. Class A	10,593	370
TransDigm Group, Inc.(Æ)	48,275	11,000	Intel Corp.	1,359,000	41,151
Trinity Industries, Inc.	125,304	2,445	International Business Machines Corp.	102,641	14,979
Triumph Group, Inc.	73,960	2,676	Intuit, Inc.	13,655	1,378

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 61

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
IPG Photonics Corp.(Æ)	4,036	350	Pinnacle West Capital Corp.	5,155	374
Jabil Circuit, Inc.	52,152	905	PPL Corp.	173,900	6,546
Lam Research Corp.	59,411	4,539	Public Service Enterprise Group, Inc.	6,992	323
Linear Technology Corp.	5,392	240	SCANA Corp.	5,080	349
Manhattan Associates, Inc.(Æ)	7,140	432	Southern Co. (The)	128,249	6,425
Marvell Technology Group, Ltd.	27,832	278	Talen Energy Corp.(Æ)	14,282	167
Micron Technology, Inc.(Æ)	933,223	10,032	Telephone & Data Systems, Inc.	129,281	3,823
Microsoft Corp.(Û)	1,365,996	68,122	Verizon Communications, Inc.(Û)	866,304	44,130
MicroStrategy, Inc. Class A(Æ)	21,096	3,783	WEC Energy Group, Inc.	4,744	276
MKS Instruments, Inc.	8,838	317	Xcel Energy, Inc.	6,985	280
Motorola Solutions, Inc.	5,880	442			195,765
NCR Corp.(Æ)	10,693	311
NetApp, Inc.	106,975	2,529	Total Common Stocks
NetScout Systems, Inc.(Æ)	168,208	3,744
NXP Semiconductors NV(Æ)	104,738	8,932	(cost $3,170,359)		3,473,238
ON Semiconductor Corp.(Æ)	176,891	1,675
Oracle Corp.	386,263	15,396	Short-Term Investments - 1.9%
QUALCOMM, Inc.	17,979	908	Russell U.S. Cash Management Fund	62,089,559 (8)	62,090
Rackspace Hosting, Inc.(Æ)	20,314	465	United States Treasury Bills
Red Hat, Inc.(Æ)	145,036	10,641	0.320% due 06/16/16 (~)(ç)(§)	1,500	1,500
SanDisk Corp.	8,204	616
SBA Communications Corp. Class A(Æ)	64,295	6,625	0.303% due 08/11/16 (~)(§)	4,000	3,996
Symantec Corp.(Û)	260,313	4,333	Total Short-Term Investments
Synopsys, Inc.(Æ)	167,680	7,968	(cost $67,586)		67,586
Take-Two Interactive Software, Inc.(Æ)	97,830	3,344
Tech Data Corp.(Æ)	17,122	1,176	Total Investments 101.2%
Teradata Corp.(Æ)	14,889	377
Teradyne, Inc.	88,467	1,673	(identified cost $3,237,945)		3,540,824
			Securities Sold Short - (1.3)%
Texas Instruments, Inc.	276,425	15,767	Consumer Discretionary - (0.3)%
Verint Systems, Inc.(Æ)	31,400	1,063
VeriSign, Inc.(Æ)	44,616	3,855	CarMax, Inc.(Æ)	(26,457)	(1,401)
Viavi Solutions, Inc. Class W(Æ)	131,912	859	Charter Communications, Inc. Class A(Æ)	(6,839)	(1,451)
VMware, Inc. Class A(Æ)	29,206	1,662	EW Scripps Co. (The) Class A(Æ)	(14,136)	(215)
Western Digital Corp.	110,331	4,509	GoPro, Inc. Class A(Æ)	(96,916)	(1,225)
Xilinx, Inc.	5,303	228	Lions Gate Entertainment Corp.	(59,004)	(1,310)
Zynga, Inc. Class A(Æ)	299,330	712	Mobileye NV(Æ)	(41,505)	(1,583)
		580,433	Monro Muffler Brake, Inc.	(9,221)	(638)

Utilities - 5.6%			Nord Anglia Education, Inc.(Æ)	(15,539)	(330)
AES Corp.(Û)	334,078	3,728	Pandora Media, Inc.(Æ)	(72,805)	(723)
Ameren Corp.	5,429	261	Tesla Motors, Inc.(Æ)	(6,658)	(1,603)
American Electric Power Co., Inc.	127,172	8,075	Zillow Group, Inc. Class A(Æ)	(18,732)	(469)
American Water Works Co., Inc.	40,700	2,961			(10,948)
AT&T, Inc.	998,708	38,770	Consumer Staples - 0.0%
Calpine Corp.(Æ)	232,604	3,670	Diplomat Pharmacy, Inc.(Æ)	(14,756)	(447)
CenturyLink, Inc.	8,878	275
China Mobile, Ltd. - ADR	120,401	6,925	Snyders-Lance, Inc.	(7,692)	(246)
Consolidated Edison, Inc.	27,335	2,039			(693)
Dominion Resources, Inc.	11,006	787	Energy - (0.1)%
DTE Energy Co.	58,608	5,225	Cheniere Energy, Inc.(Æ)	(35,775)	(1,391)
Duke Energy Corp.	12,276	967	Enbridge, Inc.	(9,513)	(395)
Edison International	3,853	272	Golar LNG, Ltd.	(32,795)	(544)
Entergy Corp.	356,077	26,770
Eversource Energy	6,482	366	SunPower Corp. Class A(Æ)	(58,066)	(1,169)
Exelon Corp.	8,237	289			(3,499)
NextEra Energy, Inc.	183,121	21,531	Financial Services - (0.2)%
NiSource, Inc.	47,421	1,077	First Financial Bankshares, Inc.	(41,151)	(1,332)
NRG Energy, Inc.	101,367	1,531	Iron Mountain, Inc.(ö)	(17,854)	(652)
ONE Gas, Inc.	58,295	3,408	TFS Financial Corp.	(78,137)	(1,399)
PG&E Corp.	71,213	4,145	United Bankshares, Inc.	(33,599)	(1,300)

See accompanying notes which are an integral part of the financial statements.

62 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
		(4,683)
Health Care - (0.1)%
Acadia Healthcare Co., Inc.(Æ)	(22,540)	(1,424)
DexCom, Inc.(Æ)	(11,846)	(763)
OPKO Health, Inc.(Æ)	(146,963)	(1,580)
		(3,767)
Producer Durables - (0.2)%
Macquarie Infrastructure Corp.	(19,645)	(1,383)
Stericycle, Inc.(Æ)	(10,042)	(959)
Verisk Analytics, Inc. Class A(Æ)	(17,010)	(1,320)
XPO Logistics, Inc.(Æ)	(52,197)	(1,573)
		(5,235)
Technology - (0.3)%
Ambarella, Inc.(Æ)	(7,409)	(305)
Arista Networks, Inc.(Æ)	(6,038)	(402)
Cavium, Inc.(Æ)	(10,952)	(541)
comScore, Inc.(Æ)	(33,070)	(1,013)
Cypress Semiconductor Corp.(Æ)	(129,455)	(1,169)
Inovalon Holdings, Inc. Class A(Æ)	(41,421)	(708)
MA-COM Technology Solutions Holdings,
Inc.(Æ)	(32,482)	(1,328)
NetScout Systems, Inc.(Æ)	(58,242)	(1,297)
NetSuite, Inc.(Æ)	(16,071)	(1,302)
Palo Alto Networks, Inc.(Æ)	(7,557)	(1,140)
Universal Display Corp.(Æ)	(11,353)	(662)
Zendesk, Inc.(Æ)	(68,225)	(1,542)
		(11,409)
Utilities - (0.1)%
Globalstar, Inc.(Æ)	(505,001)	(985)
Pembina Pipeline Corp.	(48,073)	(1,442)
Zayo Group Holdings, Inc.(Æ)	(39,083)	(1,014)
		(3,441)
Total Securities Sold Short
(proceeds $45,844)		(43,675)
Other Assets and Liabilities, Net
- 0.1%		2,267
Net Assets - 100.0%		3,499,416

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 63

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Value Index Futures		204	USD	20,178	06/16	237
S&P 500 E-Mini Index Futures		1,108	USD	114,074	06/16	448
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						685

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$513,648	$—		$—	$513,648	14.7
Consumer Staples	239,145	—		—	239,145	6.8
Energy	254,486	—		—	254,486	7.3
Financial Services	697,088	—		—	697,088	19.9
Health Care	494,315	—		—	494,315	14.1
Materials and Processing	110,865	—		—	110,865	3.2
Producer Durables	387,493	—		—	387,493	11.1
Technology	580,433	—		—	580,433	16.6
Utilities	195,765	—		—	195,765	5.6
Short-Term Investments(a)	—	5,496		—	67,586	1.9
Total Investments	3,473,238	5,496		—	3,540,824	101.2
Securities Sold Short***	(43,675)	—		—	(43,675)	(1.3)
Other Assets and Liabilities, Net						0.1
						100.0
Other Financial Instruments
Futures Contracts	685	—		—	685	—*
Total Other Financial Instruments**	$685	$—		$—	$685

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***  Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measures at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

64 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$685
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,555
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(7,317)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 65

Russell Investment Company
Russell U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$469	$—	$469
Short Sales	Securities sold short, at market value	43,675	—	43,675
Total Financial and Derivative Liabilities		44,144	—	44,144
Financial and Derivative Liabilities not subject to a netting agreement		(469)	—	(470)
Total Financial and Derivative Liabilities subject to a netting agreement		$43,674	$—	$43,674

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	$43,674	$—	$43,674	$—
Total	$43,674	$—	$43,674	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,237,945
Investments, at fair value(>)	3,540,824
Cash	314
Receivables:
Dividends and interest	3,569
Dividends from affiliated Russell funds	24
Investments sold	39,987
Fund shares sold	3,028
Prepaid expenses	50
Total assets	3,587,796
Liabilities
Payables:
Investments purchased	38,642
Fund shares redeemed	3,198
Accrued fees to affiliates	2,179
Other accrued expenses	217
Variation margin on futures contracts	469
Securities sold short, at fair value(‡)	43,675
Total liabilities	88,380
Net Assets	$3,499,416

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 67

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,089
Accumulated net realized gain (loss)	(15,059)
Unrealized appreciation (depreciation) on:
Investments	302,879
Futures contracts	685
Securities sold short	2,169
Shares of beneficial interest	2,986
Additional paid-in capital	3,204,667
Net Assets	$3,499,416
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.70
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.41
Class A — Net assets	$7,307,047
Class A — Shares outstanding ($.01 par value)	624,528
Net asset value per share: Class C(#)	$11.67
Class C — Net assets	$20,742,236
Class C — Shares outstanding ($.01 par value)	1,777,616
Net asset value per share: Class E(#)	$11.72
Class E — Net assets	$95,415,015
Class E — Shares outstanding ($.01 par value)	8,141,800
Net asset value per share: Class S(#)	$11.72
Class S — Net assets	$3,375,951,899
Class S — Shares outstanding ($.01 par value)	288,027,237
Amounts in thousands
(‡) Proceeds on securities sold short	$45,844
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$62,090

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

68 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$38,225
Dividends from affiliated Russell funds	150
Interest	6
Total investment income	38,381
Expenses
Advisory fees	13,589
Administrative fees	874
Custodian fees	253
Distribution fees - Class A	9
Distribution fees - Class C	77
Transfer agent fees - Class A	7
Transfer agent fees - Class C	21
Transfer agent fees - Class E	97
Transfer agent fees - Class S	3,499
Professional fees	66
Registration fees	69
Shareholder servicing fees - Class C	26
Shareholder servicing fees - Class E	121
Trustees’ fees	54
Printing fees	119
Dividends from securities sold short	226
Interest expense paid on securities sold short	743
Miscellaneous	34
Expenses before reductions	19,884
Expense reductions	(4,730)
Net expenses	15,154
Net investment income (loss)	23,227
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	19,291
Futures contracts	4,555
Securities sold short	6,175
Foreign currency-related transactions	(1)
Net realized gain (loss)	30,020
Net change in unrealized appreciation (depreciation) on:
Investments	(104,963)
Futures contracts	(7,317)
Securities sold short	(3,512)
Net change in unrealized appreciation (depreciation)	(115,792)
Net realized and unrealized gain (loss)	(85,772)
Net Increase (Decrease) in Net Assets from Operations	$(62,545)

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 69

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,227	$40,345
Net realized gain (loss)	30,020	176,615
Net change in unrealized appreciation (depreciation)	(115,792)	(97,774)
Net increase (decrease) in net assets from operations	(62,545)	119,186
Distributions
From net investment income
Class A	(37)	(50)
Class C	(37)	(8)
Class E	(528)	(802)
Class S	(23,495)	(38,937)
From net realized gain
Class A	(338)	(466)
Class C	(1,134)	(1,512)
Class E	(5,259)	(8,563)
Class S	(192,312)	(312,099)
Net decrease in net assets from distributions	(223,140)	(362,437)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(212,948)	556,021
Total Net Increase (Decrease) in Net Assets	(498,633)	312,770
Net Assets
Beginning of period	3,998,049	3,685,279
End of period	$3,499,416	$3,998,049
Undistributed (overdistributed) net investment income included in net assets	$1,089	$1,959

See accompanying notes which are an integral part of the financial statements.

70 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	171	$1,997	220	$2,835
Proceeds from reinvestment of distributions	32	375	41	515
Payments for shares redeemed	(111)	(1,298)	(88)	(1,099)
Net increase (decrease)	92	1,074	173	2,251
Class C
Proceeds from shares sold	97	1,117	649	8,135
Proceeds from reinvestment of distributions	101	1,171	121	1,519
Payments for shares redeemed	(195)	(2,288)	(248)	(3,128)
Net increase (decrease)	3	—	522	6,526
Class E
Proceeds from shares sold	180	2,073	1,552	19,739
Proceeds from reinvestment of distributions	483	5,620	715	9,028
Payments for shares redeemed	(831)	(9,722)	(1,220)	(15,428)
Net increase (decrease)	(168)	(2,029)	1,047	13,339
Class S
Proceeds from shares sold	16,878	196,896	89,487	1,147,306
Proceeds from reinvestment of distributions	18,453	214,798	27,685	349,336
Payments for shares redeemed	(53,782)	(623,687)	(75,973)	(962,737)
Net increase (decrease)	(18,451)	(211,993)	41,199	533,905
Total increase (decrease)	(18,524)	$(212,948)	42,941	$556,021

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 71

Russell Investment Company
Russell U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	12.59	.06	(.24)	(.18)	(.06)	(.65)
October 31, 2015	13.42	.10	.35	.45	(.10)	(1.18)
October 31, 2014	12.73	.11	1.66	1.77	(.12)	(.96)
October 31, 2013	10.13	.08	2.65	2.73	(.10)	(.03)
October 31, 2012(5)	10.00	.01	.13	.14	(.01)	—

Class C
April 30, 2016*	12.56	.02	(.24)	(.22)	(.02)	(.65)
October 31, 2015	13.39	—(f)	.35	.35	(.01)	(1.18)
October 31, 2014	12.71	.02	1.65	1.67	(.03)	(.96)
October 31, 2013	10.12	—(f)	2.65	2.65	(.03)	(.03)
October 31, 2012(5)	10.00	—(f)	.13	.13	(.01)	—

Class E
April 30, 2016*	12.61	.06	(.24)	(.18)	(.06)	(.65)
October 31, 2015	13.44	.10	.35	.45	(.10)	(1.18)
October 31, 2014	12.74	.11	1.66	1.77	(.11)	(.96)
October 31, 2013	10.13	.10	2.63	2.73	(.09)	(.03)
October 31, 2012(5)	10.00	.01	.14	.15	(.02)	—

Class S
April 30, 2016*	12.61	.08	(.25)	(.17)	(.07)	(.65)
October 31, 2015	13.44	.13	.35	.48	(.13)	(1.18)
October 31, 2014	12.74	.14	1.67	1.81	(.15)	(.96)
October 31, 2013	10.13	.13	2.63	2.76	(.12)	(.03)
October 31, 2012(5)	10.00	.02	.13	.15	(.02)	—

See accompanying notes which are an integral part of the financial statements.

72 Russell U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)
(.71)	11.70	(1.38)	7,307	1.33	1.07	1.03	49
(1.28)	12.59	3.42	6,700	1.32	1.05	.78	117
(1.08)	13.42	14.72	4,826	1.32	1.07	.86	85
(.13)	12.73	27.15	3,327	1.31	1.13	.73	125
(.01)	10.13	1.44	633	1.36	1.12	.57	15
(.67)	11.67	(1.75)	20,742	2.08	1.82	.29	49
(1.19)	12.56	2.66	22,288	2.07	1.80	.03	117
(.99)	13.39	13.86	16,787	2.07	1.82	.12	85
(.06)	12.71	26.27	9,948	2.07	1.88	.03	125
(.01)	10.12	1.28	3,479	2.12	1.87	(.19)	15
(.71)	11.72	(1.38)	95,415	1.34	1.07	1.04	49
(1.28)	12.61	3.40	104,763	1.31	1.05	.78	117
(1.07)	13.44	14.76	97,618	1.32	1.07	.90	85
(.12)	12.74	27.19	90,808	1.31	1.13	.86	125
(.02)	10.13	1.46	69,066	1.37	1.12	.41	15
(.72)	11.72	(1.25)	3,375,952	1.08	.82	1.29	49
(1.31)	12.61	3.66	3,864,298	1.06	.80	1.03	117
(1.11)	13.44	15.05	3,566,048	1.07	.82	1.13	85
(.15)	12.74	27.51	2,975,527	1.06	.88	1.10	125
(.02)	10.13	1.46	2,072,403	1.11	.87	.96	15

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Strategic Equity Fund 73

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$990.00	$1,019.29
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.54	$5.62

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$987.30	$1,015.56
	Expenses Paid During Period*	$9.24	$9.37
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$992.00	$1,020.54
of other funds.	Expenses Paid During Period*	$4.31	$4.37

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

74 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.7%			Coca-Cola Co. (The)	11,000	493
Consumer Discretionary - 13.6%			Colgate-Palmolive Co.	20,220	1,434
Amazon.com, Inc.(Æ)	6,962	4,591	ConAgra Foods, Inc.	11,700	521
AutoZone, Inc.(Æ)	800	612	Constellation Brands, Inc. Class A	7,584	1,184
Carnival Corp.	16,707	820	Core-Mark Holding Co., Inc.	600	49
Chipotle Mexican Grill, Inc. Class A(Æ)	3,521	1,482	CVS Health Corp.	2,276	229
Coach, Inc.	10,671	430	Dr Pepper Snapple Group, Inc.	5,200	473
Comcast Corp. Class A(Æ)	99,627	6,053	Hormel Foods Corp.	19,069	735
Costco Wholesale Corp.	4,010	594	Kellogg Co.	10,126	778
Dana Holding Corp.	63,100	816	Kimberly-Clark Corp.	2,200	275
Darden Restaurants, Inc.	2,100	131	Kraft Heinz Co. (The)	772	60
Delphi Automotive PLC	369	27	Kroger Co. (The)	25,565	905
Dollar General Corp.	383	31	Mondelez International, Inc. Class A	55,002	2,362
Ford Motor Co.	93,597	1,269	PepsiCo, Inc.	34,300	3,532
Gap, Inc. (The)	46,200	1,071	Procter & Gamble Co. (The)	56,196	4,503
General Motors Co.	32,329	1,028	Reynolds American, Inc.	1,581	78
Graham Holdings Co. Class B	700	334	Sysco Corp.	33,368	1,538
Hilton Worldwide Holdings, Inc.	21,052	464	Walgreens Boots Alliance, Inc.	1,641	130
Home Depot, Inc. (The)	13,680	1,831	Whole Foods Market, Inc.	54,825	1,594
JC Penney Co., Inc.(Æ)	156,400	1,451			23,666
Johnson Controls, Inc.	32,436	1,343
Lennar Corp. Class A	32,000	1,450	Energy - 7.7%
Lowe's Cos., Inc.	27,160	2,065	Antero Resources Corp.(Æ)	10,100	286
Macy's, Inc.	23,499	930	Baker Hughes, Inc.	24,200	1,170
McDonald's Corp.	14,504	1,834	Chevron Corp.	56,201	5,743
Michael Kors Holdings, Ltd.(Æ)	10,134	524	Cobalt International Energy, Inc.(Æ)	39,900	129
Murphy USA, Inc.(Æ)	1,700	98	Core Laboratories NV	7,549	1,009
News Corp. Class A	56,500	702	CVR Energy, Inc.	1,600	39
Nike, Inc. Class B	55,332	3,261	Devon Energy Corp.	27,600	957
NVR, Inc.(Æ)	149	248	Diamond Offshore Drilling, Inc.	5,600	136
Omnicom Group, Inc.	600	50	EOG Resources, Inc.	30,075	2,484
Panera Bread Co. Class A(Æ)	2,307	495	EP Energy Corp. Class A(Æ)	14,600	72
Priceline Group, Inc. (The)(Æ)	1,107	1,487	Exxon Mobil Corp.	59,310	5,244
PulteGroup, Inc.	11,315	208	First Solar, Inc.(Æ)	1,300	73
Ralph Lauren Corp. Class A	1,995	186	FMC Technologies, Inc.(Æ)	10,100	308
Ross Stores, Inc.	9,580	544	Halliburton Co.	2,453	101
Royal Caribbean Cruises, Ltd.	17,008	1,317	HollyFrontier Corp.	1,600	57
Staples, Inc.	14,400	147	Kinder Morgan, Inc.	46,700	829
Starbucks Corp.	43,776	2,462	Laredo Petroleum, Inc.(Æ)	9,100	111
Target Corp.	16,480	1,310	Marathon Oil Corp.	61,700	869
Time Warner Cable, Inc.	373	79	Memorial Resource Development Corp.(Æ)	5,600	73
Time Warner, Inc.	6,749	507	Nabors Industries, Ltd.	56,300	552
Time, Inc.	7,300	107	Newfield Exploration Co.(Æ)	11,800	428
TJX Cos., Inc.	17,741	1,345	Noble Energy, Inc.	9,500	343
Tribune Media Co. Class A	1,800	69	NOW, Inc.(Æ)	3,900	70
Twenty-First Century Fox, Inc. Class A(Æ)	1,537	47	Occidental Petroleum Corp.	4,460	342
Twenty-First Century Fox, Inc. Class B(Æ)	825	25	Oceaneering International, Inc.	6,600	242
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	8,407	1,751	PBF Energy, Inc. Class A	1,700	55
Under Armour, Inc. Class A(Æ)	9,566	420	Phillips 66(Æ)	1,964	161
VF Corp.	456	29	Pioneer Natural Resources Co.(Æ)	6,252	1,038
Visteon Corp.(Æ)	700	56	QEP Resources, Inc.	17,200	308
Wal-Mart Stores, Inc.	18,641	1,247	Rice Energy, Inc.(Æ)	14,200	246
Walt Disney Co. (The)	1,529	158	Schlumberger, Ltd.	46,800	3,760
Wynn Resorts, Ltd.	4,964	438	Superior Energy Services, Inc.	5,400	91
		49,974	Transocean, Ltd.(Æ)	41,400	459
			Valero Energy Corp.	10,092	594
Consumer Staples - 6.4%			World Fuel Services Corp.	2,100	98
Altria Group, Inc.	23,400	1,467	WPX Energy, Inc.(Æ)	2,800	27
Archer-Daniels-Midland Co.	22,339	892			28,504
Bunge, Ltd.	4,700	294
Clorox Co. (The)	1,120	140

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 75

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Financial Services - 21.0%			Progressive Corp. (The)(Æ)	22,332	728
Aflac, Inc.	559	39	Prologis, Inc.(ö)	693	31
Alleghany Corp.(Æ)	190	99	Prudential Financial, Inc.	585	45
Allstate Corp. (The)	35,385	2,303	Public Storage(ö)	743	182
American Equity Investment Life Holding			Raymond James Financial, Inc.	1,700	89
Co.(Æ)	4,700	66	Regions Financial Corp.	12,600	118
American Express Co.	12,497	818	Reinsurance Group of America, Inc. Class A	4,400	419
American International Group, Inc.	3,362	188	Signature Bank(Æ)	1,650	227
American Tower Corp.(ö)	9,360	982	SL Green Realty Corp.(ö)	5,200	546
Ameriprise Financial, Inc.	22,592	2,166	State Street Corp.	43,130	2,687
Aon PLC	12,133	1,275	SunTrust Banks, Inc.	14,771	617
Aspen Insurance Holdings, Ltd.	3,700	171	Synchrony Financial(Æ)	63,976	1,955
Assurant, Inc.	5,400	457	Travelers Cos., Inc. (The)	20,712	2,277
AvalonBay Communities, Inc.(ö)	249	44	US Bancorp	62,713	2,678
Bank of America Corp.	2,000	29	Visa, Inc. Class A	51,539	3,980
Bank of New York Mellon Corp. (The)	1,437	58	Voya Financial, Inc.	21,000	682
BB&T Corp.	5,067	179	Wells Fargo & Co.	135,341	6,763
Berkshire Hathaway, Inc. Class B(Æ)	10,665	1,552	Welltower, Inc.(ö)	465	32
BlackRock, Inc. Class A	4,716	1,681	Willis Towers Watson PLC	10,264	1,282
BOK Financial Corp.	2,500	150	XL Group PLC Class A	19,631	643
Capital One Financial Corp.	11,558	836	Zions Bancorporation	36,000	991
CBL & Associates Properties, Inc.(ö)	7,600	89			77,227
Charles Schwab Corp. (The)	1,557	44
Chubb, Ltd.	15,652	1,845	Health Care - 13.3%
Citigroup, Inc.	96,104	4,447	Abbott Laboratories	1,999	78
Citizens Financial Group, Inc.	33,200	759	AbbVie, Inc.	420	26
CME Group, Inc. Class A	9,053	832	Aetna, Inc.	466	52
CNA Financial Corp.	2,890	91	Agilent Technologies, Inc.	34,363	1,406
Comerica, Inc.	11,600	515	Alexion Pharmaceuticals, Inc.(Æ)	3,614	503
Crown Castle International Corp.(ö)	7,199	625	Allergan PLC(Æ)	1,442	312
Discover Financial Services	1,764	99	Allscripts Healthcare Solutions, Inc.(Æ)	14,600	196
E*Trade Financial Corp.(Æ)	5,000	126	Alnylam Pharmaceuticals, Inc.(Æ)	2,100	141
Endurance Specialty Holdings, Ltd.	3,300	211	AmerisourceBergen Corp. Class A	6,280	534
Equinix, Inc.(ö)	4,031	1,332	Amgen, Inc.	15,136	2,396
Equity Residential(ö)	484	33	Anthem, Inc.	19,091	2,687
Federal Realty Investment Trust(ö)	1,710	260	Baxalta, Inc.	689	29
FleetCor Technologies, Inc.(Æ)	17,339	2,682	Baxter International, Inc.	10,908	482
Four Corners Property Trust, Inc.(Æ)(ö)	387	7	Becton Dickinson and Co.	278	45
Franklin Resources, Inc.	1,802	67	Biogen, Inc.(Æ)	293	81
General Growth Properties, Inc.(ö)	866	24	Bio-Rad Laboratories, Inc. Class A(Æ)	1,450	206
Genworth Financial, Inc. Class A(Æ)	24,100	83	Bristol-Myers Squibb Co.	26,122	1,885
Global Payments, Inc.	3,000	217	Bruker Corp.(Æ)	4,000	113
Goldman Sachs Group, Inc. (The)	7,094	1,164	Cardinal Health, Inc.	12,533	984
Hartford Financial Services Group, Inc.	34,400	1,527	Centene Corp.(Æ)	3,300	204
HCP, Inc.(ö)	15,600	528	Cerner Corp.(Æ)	25,543	1,434
Intercontinental Exchange, Inc.	7,686	1,845	Cigna Corp.	21,396	2,964
Jones Lang LaSalle, Inc.	800	92	Community Health Systems, Inc.(Æ)	14,400	275
JPMorgan Chase & Co.	86,789	5,486	CR Bard, Inc.	2,910	617
Leucadia National Corp.	32,100	535	DexCom, Inc.(Æ)	8,712	561
Lincoln National Corp.	6,500	282	Edwards Lifesciences Corp.(Æ)	16,183	1,719
M&T Bank Corp.	3,740	443	Eli Lilly & Co.	25,580	1,932
Marsh & McLennan Cos., Inc.	688	43	Endo International PLC(Æ)	9,500	257
MasterCard, Inc. Class A	33,919	3,290	Express Scripts Holding Co.(Æ)	5,903	436
MetLife, Inc.	20,550	927	Gilead Sciences, Inc.	33,006	2,911
Morgan Stanley	87,005	2,354	HCA Holdings, Inc.(Æ)	3,200	258
Morningstar, Inc.	900	75	Humana, Inc.	197	35
Nasdaq, Inc.	10,400	642	Intuitive Surgical, Inc.(Æ)	2,200	1,378
Northern Trust Corp.	10,500	746	Johnson & Johnson	70,378	7,887
PayPal Holdings, Inc.(Æ)	17,529	687	Magellan Health, Inc.(Æ)	1,400	99
PNC Financial Services Group, Inc. (The)	17,683	1,552	Mallinckrodt PLC(Æ)	7,500	469
Principal Financial Group, Inc.	13,020	556

See accompanying notes which are an integral part of the financial statements.

76 Russell U.S. Large Cap Equity Fund

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Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
McKesson Corp.	3,952	664	Kansas City Southern	9,541	904
Medtronic PLC	3,084	244	Kennametal, Inc.	7,100	166
Merck & Co., Inc.	30,234	1,658	L-3 Communications Holdings, Inc.	1,190	157
Mylan NV(Æ)	5,843	244	Lockheed Martin Corp.	805	187
Perrigo Co. PLC	193	19	ManpowerGroup, Inc.	600	46
Pfizer, Inc.	151,382	4,952	Norfolk Southern Corp.	549	49
Regeneron Pharmaceuticals, Inc.(Æ)	3,202	1,206	Northrop Grumman Corp.	6,902	1,424
ResMed, Inc.	4,300	240	Orbital ATK, Inc.	1,800	157
Seattle Genetics, Inc.(Æ)	1,500	53	Paychex, Inc.	1,300	68
Stryker Corp.	8,190	893	Pentair PLC	14,500	842
Thermo Fisher Scientific, Inc.	3,822	551	Quanta Services, Inc.(Æ)	9,600	228
UnitedHealth Group, Inc.	20,502	2,699	Raytheon Co.	11,267	1,423
WellCare Health Plans, Inc.(Æ)	500	45	S&P Global, Inc.(Æ)	5,948	636
Zimmer Biomet Holdings, Inc.	224	26	Southwest Airlines Co.	860	38
		49,086	Terex Corp.	38,900	929
			Textron, Inc.	53,100	2,055
Materials and Processing - 3.0%			Trinity Industries, Inc.	11,700	228
Air Products & Chemicals, Inc.	254	37	Triumph Group, Inc.	10,100	365
Allegheny Technologies, Inc.	36,000	588	Tyco International PLC	25,400	978
Domtar Corp.	2,100	81	Union Pacific Corp.	1,279	112
Dow Chemical Co. (The)	40,680	2,140	United Continental Holdings, Inc.(Æ)	6,395	293
Ecolab, Inc.	13,229	1,521	United Parcel Service, Inc. Class B	452	47
EI du Pont de Nemours & Co.	1,510	100	United Technologies Corp.	1,938	202
LyondellBasell Industries NV Class A	477	39	Waste Management, Inc.	1,765	104
Masco Corp.	26,995	829	Xerox Corp.	34,900	335
Monsanto Co.	12,593	1,180			30,147
Nucor Corp.	10,900	543
Owens-Illinois, Inc.(Æ)	6,400	118	Technology - 15.7%
PPG Industries, Inc.	12,973	1,432	3D Systems Corp.(Æ)	8,700	154
Praxair, Inc.	590	69	Activision Blizzard, Inc.(Æ)	22,443	774
Sealed Air Corp.	36,200	1,715	Adobe Systems, Inc.(Æ)	5,166	487
Sherwin-Williams Co. (The)	1,070	307	Advanced Micro Devices, Inc.(Æ)	25,900	92
Westlake Chemical Corp.	3,600	181	Alphabet, Inc. Class A(Æ)	2,995	2,012
WestRock Co.	5,274	221	Alphabet, Inc. Class C(Æ)	6,361	4,408
		11,101	Anixter International, Inc.(Æ)	2,400	150
			Apple, Inc.	49,264	4,618
Producer Durables - 8.2%			Applied Materials, Inc.	129,238	2,645
3M Co.	809	135	Arista Networks, Inc.(Æ)	1,900	127
Accenture PLC Class A(Æ)	4,410	498	ARM Holdings PLC - ADR(Æ)	33,297	1,372
American Airlines Group, Inc.	827	29	Arrow Electronics, Inc.(Æ)	1,720	107
Automatic Data Processing, Inc.	14,535	1,285	Broadcom, Ltd.(Æ)	5,556	810
Babcock & Wilcox Enterprises, Inc.(Æ)	4,877	111	Brocade Communications Systems, Inc.	19,000	183
Boeing Co. (The)	7,277	980	CA, Inc.	19,200	569
Caterpillar, Inc.	17,336	1,348	Cisco Systems, Inc.	138,077	3,795
CH Robinson Worldwide, Inc.	3,300	234	Cognizant Technology Solutions Corp. Class
Colfax Corp.(Æ)	4,200	136	A(Æ)	802	47
CSX Corp.	60,661	1,655	comScore, Inc.(Æ)	3,600	110
Danaher Corp.	790	76	Corning, Inc.	66,866	1,248
Deere & Co.	1,036	87	Cypress Semiconductor Corp.(Æ)	74,200	670
Delta Air Lines, Inc.	31,596	1,316	Dolby Laboratories, Inc. Class A	1,900	90
Eaton Corp. PLC	1,706	108	Electronic Arts, Inc.(Æ)	5,010	310
Emerson Electric Co.	2,188	120	EMC Corp.	55,671	1,453
Esterline Technologies Corp.(Æ)	900	62	Facebook, Inc. Class A(Æ)	22,484	2,644
Expeditors International of Washington, Inc.	11,800	585	Finisar Corp.(Æ)	4,800	79
FedEx Corp.	17,256	2,848	Gartner, Inc.(Æ)	1,300	113
General Dynamics Corp.	389	55	Groupon, Inc. Class A(Æ)	18,300	66
General Electric Co.	177,973	5,475	Hewlett Packard Enterprise Co.(Æ)	13,712	228
Honeywell International, Inc.	7,589	867	HP, Inc.	6,408	79
Huntington Ingalls Industries, Inc.	820	119	Intel Corp.	145,225	4,397
Illinois Tool Works, Inc.	430	45	International Business Machines Corp.	1,164	170

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 77

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Juniper Networks, Inc.	14,600	342	Verizon Communications, Inc.	71,790		3,658
Lam Research Corp.	9,242	706				17,598
Leidos Holdings, Inc.	3,500	174
LinkedIn Corp. Class A(Æ)	5,681	712	Total Common Stocks
Maxim Integrated Products, Inc.	5,489	196	(cost $300,512)			345,348
Micron Technology, Inc.(Æ)	19,600	211
Microsoft Corp.	138,091	6,888	Short-Term Investments - 4.5%
MicroStrategy, Inc. Class A(Æ)	460	82	Russell U.S. Cash Management Fund	16,787,105	(8)	16,787
NCR Corp.(Æ)	3,300	96	Total Short-Term Investments
NetApp, Inc.	13,800	326	(cost $16,787)			16,787
NetScout Systems, Inc.(Æ)	8,000	178
NVIDIA Corp.	10,700	380	Total Investments 98.2%
NXP Semiconductors NV(Æ)	8,711	743	(identified cost $317,299)			362,135
ON Semiconductor Corp.(Æ)	4,000	38
Oracle Corp.	87,873	3,504	Other Assets and Liabilities, Net
Palo Alto Networks, Inc.(Æ)	2,384	360	- 1.8%			6,451
QUALCOMM, Inc.	4,435	224	Net Assets - 100.0%			368,586
Red Hat, Inc.(Æ)	21,399	1,570
Salesforce.com, Inc.(Æ)	14,490	1,098
SAP SE - ADR	9,694	762
Seagate Technology PLC	5,800	126
Symantec Corp.	18,300	305
Synopsys, Inc.(Æ)	15,990	760
Take-Two Interactive Software, Inc.(Æ)	1,200	41
TE Connectivity, Ltd.	507	30
Texas Instruments, Inc.	31,760	1,811
VeriFone Systems, Inc.(Æ)	1,700	48
Verint Systems, Inc.(Æ)	4,800	162
Viavi Solutions, Inc. Class W(Æ)	36,400	237
VMware, Inc. Class A(Æ)	3,800	216
Western Digital Corp.	37,260	1,522
Yahoo!, Inc.(Æ)	372	14
Zynga, Inc. Class A(Æ)	28,500	68
		58,045
Utilities - 4.8%
AES Corp.	96,600	1,078
Ameren Corp.	4,900	235
American Electric Power Co., Inc.	26,604	1,689
American Water Works Co., Inc.	400	29
AT&T, Inc.	99,964	3,882
Dominion Resources, Inc.	2,116	151
DTE Energy Co.	8,200	731
Duke Energy Corp.	3,240	255
Edison International	7,600	537
Entergy Corp.	4,000	301
Exelon Corp.	4,519	158
FirstEnergy Corp.	8,600	280
Level 3 Communications, Inc.(Æ)	3,500	183
NextEra Energy, Inc.	19,269	2,266
OGE Energy Corp.	7,200	213
PG&E Corp.	8,179	476
Pinnacle West Capital Corp.	3,200	232
PPL Corp.	8,780	330
Sempra Energy	314	32
Southern Co. (The)	12,219	612
Sprint Corp.(Æ)	12,100	42
T-Mobile US, Inc.(Æ)	5,800	228

See accompanying notes which are an integral part of the financial statements.

78 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional			Expiration	(Depreciation)
		Contracts	Amount			Date	$
Long Positions
S&P 500 E-Mini Index Futures		157	USD	16,164		06/16	94
S&P E-Mini Industrial Select Sector Index Futures		32	USD		1,792	06/16	52
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							146

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3			Total	% of Net Assets
Common Stocks
Consumer Discretionary	$49,974	$—		$—		$49,974	13.6
Consumer Staples	23,666	—		—		23,666	6.4
Energy	28,504	—		—		28,504	7.7
Financial Services	77,227	—		—		77,227	21.0
Health Care	49,086	—		—		49,086	13.3
Materials and Processing	11,101	—		—		11,101	3.0
Producer Durables	30,147	—		—		30,147	8.2
Technology	58,045	—		—		58,045	15.7
Utilities	17,598	—		—		17,598	4.8
Short-Term Investments(a)	—	—		—		16,787	4.5
Total Investments	345,348	—		—		362,135	98.2
Other Assets and Liabilities, Net							1.8
							100.0
Other Financial Instruments
Futures Contracts	146	—		—		146	—*
Total Other Financial Instruments**	$146	$—		$—		$146

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 79

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$146
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$912
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(991)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

80 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$114	$—	$114
Total Financial and Derivative Liabilities		114	—	114
Financial and Derivative Liabilities not subject to a netting agreement		(114)	—	(114)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 81

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$317,299
Investments, at fair value(>)	362,135
Cash (restricted)(a)	1,019
Receivables:
Dividends and interest	362
Dividends from affiliated Russell funds	6
Investments sold	9,421
Fund shares sold	374
Prepaid expenses	3
Total assets	373,320
Liabilities
Payables:
Investments purchased	4,138
Fund shares redeemed	210
Accrued fees to affiliates	245
Other accrued expenses	27
Variation margin on futures contracts	114
Total liabilities	4,734
Net Assets	$368,586

See accompanying notes which are an integral part of the financial statements.

82 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$190
Accumulated net realized gain (loss)	(2,701)
Unrealized appreciation (depreciation) on:
Investments	44,836
Futures contracts	146
Shares of beneficial interest	307
Additional paid-in capital	325,808
Net Assets	$368,586
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.96
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.69
Class A — Net assets	$9,048,035
Class A — Shares outstanding ($.01 par value)	756,285
Net asset value per share: Class C(#)	$11.92
Class C — Net assets	$1,574,723
Class C — Shares outstanding ($.01 par value)	132,124
Net asset value per share: Class S(#)	$12.00
Class S — Net assets	$357,963,332
Class S — Shares outstanding ($.01 par value)	29,837,619
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$16,787
(a) Cash Collateral for Futures	$1,019
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 83

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,801
Dividends from affiliated Russell funds	29
Total investment income	3,830
Expenses
Advisory fees	1,317
Administrative fees	91
Custodian fees	61
Distribution fees - Class A	11
Distribution fees - Class C	5
Transfer agent fees - Class A	9
Transfer agent fees - Class C	1
Transfer agent fees - Class S	366
Professional fees	26
Registration fees	23
Shareholder servicing fees - Class C	2
Trustees’ fees	6
Printing fees	9
Miscellaneous	8
Expenses before reductions	1,935
Expense reductions	(281)
Net expenses	1,654
Net investment income (loss)	2,176
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	426
Futures contracts	912
Net realized gain (loss)	1,338
Net change in unrealized appreciation (depreciation) on:
Investments	(6,715)
Futures contracts	(991)
Net change in unrealized appreciation (depreciation)	(7,706)
Net realized and unrealized gain (loss)	(6,368)
Net Increase (Decrease) in Net Assets from Operations	$(4,192)

See accompanying notes which are an integral part of the financial statements.

84 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,176	$4,132
Net realized gain (loss)	1,338	39,040
Net change in unrealized appreciation (depreciation)	(7,706)	(15,374)
Net increase (decrease) in net assets from operations	(4,192)	19,798
Distributions
From net investment income
Class A	(41)	(57)
Class C	(2)	(1)
Class S	(2,150)	(4,041)
From net realized gain
Class A	(735)	(667)
Class C	(129)	(127)
Class S	(31,697)	(38,071)
Net decrease in net assets from distributions	(34,754)	(42,964)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(5,480)	1,606
Total Net Increase (Decrease) in Net Assets	(44,426)	(21,560)
Net Assets
Beginning of period	413,012	434,572
End of period	$368,586	$413,012
Undistributed (overdistributed) net investment income included in net assets	$190	$207

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 85

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	123	$1,484	216	$2,862
Proceeds from reinvestment of distributions	66	776	55	724
Payments for shares redeemed	(130)	(1,579)	(86)	(1,155)
Net increase (decrease)	59	681	185	2,431
Class C
Proceeds from shares sold	52	607	56	739
Proceeds from reinvestment of distributions	11	130	10	128
Payments for shares redeemed	(39)	(465)	(57)	(743)
Net increase (decrease)	24	272	9	124
Class S
Proceeds from shares sold	2,331	27,854	4,498	59,846
Proceeds from reinvestment of distributions	2,859	33,838	3,187	42,107
Payments for shares redeemed	(5,651)	(68,125)	(7,770)	(102,902)
Net increase (decrease)	(461)	(6,433)	(85)	(949)
Total increase (decrease)	(378)	$(5,480)	109	$1,606

See accompanying notes which are an integral part of the financial statements.

86 Russell U.S. Large Cap Equity Fund

(This page intentionally left blank)

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	13.25	.05	(.20)	(.15)	(.06)	(1.08)
October 31, 2015	13.99	.09	.52	.61	(.09)	(1.26)
October 31, 2014	13.27	.12	1.63	1.75	(.13)	(.90)
October 31, 2013	10.52	.06	2.85	2.91	(.11)	(.05)
October 31, 2012(1)	10.00	.05	.53	.58	(.06)	—

Class C
April 30, 2016*	13.20	.01	(.19)	(.18)	(.02)	(1.08)
October 31, 2015	13.96	(.01)	.51	.50	—(f)	(1.26)
October 31, 2014	13.25	.02	1.63	1.65	(.04)	(.90)
October 31, 2013	10.51	—(f)	2.82	2.82	(.03)	(.05)
October 31, 2012(1)	10.00	—(f)	.52	.52	(.01)	—

Class S
April 30, 2016*	13.28	.07	(.20)	(.13)	(.07)	(1.08)
October 31, 2015	14.02	.13	.51	.64	(.12)	(1.26)
October 31, 2014	13.29	.16	1.63	1.79	(.16)	(.90)
October 31, 2013	10.52	.13	2.82	2.95	(.13)	(.05)
October 31, 2012(1)	10.00	.07	.52	.59	(.07)	—

See accompanying notes which are an integral part of the financial statements.

88 Russell U.S. Large Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(1.14)	11.96	(1.00)	9,048	1.27	1.12	.91	56
(1.35)	13.25	4.47	9,233	1.26	1.12	.69	84
(1.03)	13.99	13.85	7,166	1.26	1.12	.93	81
(.16)	13.27	27.93	4,509	1.28	1.12	.48	84
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55
(1.10)	11.92	(1.27)	1,575	2.02	1.87	.15	56
(1.26)	13.20	3.61	1,432	2.01	1.87	(.06)	84
(.94)	13.96	13.06	1,394	2.01	1.87	.18	81
(.08)	13.25	26.99	838	2.03	1.87	.02	84
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55
(1.15)	12.00	(.80)	357,963	1.02	.87	1.17	56
(1.38)	13.28	4.70	402,347	1.01	.87	.95	84
(1.06)	14.02	14.17	426,012	1.01	.87	1.20	81
(.18)	13.29	28.35	343,541	1.03	.87	1.06	84
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Large Cap Equity Fund 89

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$996.10	$1,018.80
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.05	$6.12

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$992.30	$1,015.07
	Expenses Paid During Period*	$9.76	$9.87
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$997.30	$1,020.04
of other funds.	Expenses Paid During Period*	$4.82	$4.87
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

90 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.6%			Newell Brands, Inc.	8,872	404
Consumer Discretionary - 13.4%			News Corp. Class A	43,200	537
Abercrombie & Fitch Co. Class A	2,300	61	Nielsen Holdings PLC(Æ)	2,748	143
Advance Auto Parts, Inc.	2,145	335	Norwegian Cruise Line Holdings, Ltd.(Æ)	1,888	92
AMC Networks, Inc. Class A(Æ)	2,100	137	NVR, Inc.(Æ)	315	523
Aramark	191	6	Omnicom Group, Inc.	3,331	276
AutoZone, Inc.(Æ)	597	457	O'Reilly Automotive, Inc.(Æ)	2,040	536
Avis Budget Group, Inc.(Æ)	8,268	208	Pandora Media, Inc.(Æ)(Ñ)	14,305	142
Bed Bath & Beyond, Inc.(Æ)	4,844	229	Party City Holdco, Inc.(Æ)(Ñ)	18,322	263
Buffalo Wild Wings, Inc.(Æ)	1,149	154	Polaris Industries, Inc.	1,826	179
Cable One, Inc.(Æ)	1,241	570	Pool Corp.	1,600	140
Cablevision Systems Corp. Class A	1,950	65	PVH Corp.	3,362	321
CarMax, Inc.(Æ)(Ñ)	807	43	Ralph Lauren Corp. Class A	6,900	643
Carter's, Inc.	1,470	157	Ross Stores, Inc.	9,470	538
Children's Place, Inc. (The)	800	62	Royal Caribbean Cruises, Ltd.	12,966	1,004
Churchill Downs, Inc.(Æ)	2,403	322	Service Corp. International	970	26
Cinemark Holdings, Inc.	8,679	301	ServiceMaster Global Holdings, Inc.(Æ)	4,543	174
ClubCorp Holdings, Inc.	28,256	377	Signet Jewelers, Ltd.	3,982	432
Cooper Tire & Rubber Co.	1,800	62	Sirius XM Holdings, Inc.(Æ)(Ñ)	162,907	643
Coty, Inc. Class A(Æ)	135	4	Six Flags Entertainment Corp.	3,791	228
Darden Restaurants, Inc.	15,139	942	Starwood Hotels & Resorts Worldwide, Inc.	115	9
Delphi Automotive PLC	930	68	Tenneco, Inc.(Æ)	5,996	320
Discovery Communications, Inc. Class A(Æ)	312	9	Thor Industries, Inc.	149	10
Discovery Communications, Inc. Class C(Æ)	333	9	Time, Inc.	24,900	366
Dollar General Corp.	938	77	Toll Brothers, Inc.(Æ)	10,953	299
Dollar Tree, Inc.(Æ)	2,787	222	Tractor Supply Co.	56	5
Domino's Pizza, Inc.	2,420	293	Tribune Media Co. Class A	6,800	262
DR Horton, Inc.	6,432	193	TripAdvisor, Inc.(Æ)	1,912	123
DreamWorks Animation SKG, Inc. Class			Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	1,144	238
A(Æ)(Ñ)	6,800	271	Vail Resorts, Inc.	2,272	295
Dunkin' Brands Group, Inc.	4,359	203	Visteon Corp.(Æ)	2,700	215
Expedia, Inc.	2,727	316	Wendy's Co. (The)	668	7
Express, Inc.(Æ)	3,100	56	Whirlpool Corp.	1,300	226
Foot Locker, Inc.	3,012	185	Wyndham Worldwide Corp.	1,013	72
Gentex Corp.	15,037	241
Genuine Parts Co.	2,663	256			23,515
G-III Apparel Group, Ltd.(Æ)	300	14
Goodyear Tire & Rubber Co. (The)	18,601	539	Consumer Staples - 3.4%
Graham Holdings Co. Class B	1,210	577	Brown-Forman Corp. Class B - ADR(Æ)	975	94
H&R Block, Inc.	385	8	Bunge, Ltd.	14,270	892
Hanesbrands, Inc.	22,192	644	Campbell Soup Co.	3,196	197
Harley-Davidson, Inc.	160	8	Casey's General Stores, Inc.	600	67
Harman International Industries, Inc.	3,438	264	Church & Dwight Co., Inc.	2,683	249
Hyatt Hotels Corp. Class A(Æ)	105	5	Clorox Co. (The)	4,855	608
Interpublic Group of Cos., Inc. (The)	10,572	243	Coca-Cola Enterprises, Inc.	4,767	250
Johnson Controls, Inc.	20,500	849	ConAgra Foods, Inc.	607	27
L Brands, Inc.(Æ)	810	63	Constellation Brands, Inc. Class A	535	83
Lamar Advertising Co. Class A(ö)	3,179	197	Dean Foods Co.	2,300	40
Lear Corp.	5,755	663	Dr Pepper Snapple Group, Inc.	4,753	432
Leggett & Platt, Inc.	4,794	236	Flowers Foods, Inc.	570	11
Liberty Ventures Class A(Æ)	4,356	174	Hershey Co. (The)	2,782	259
LKQ Corp.(Æ)	23,355	749	Hormel Foods Corp.	7,976	307
Madison Square Garden Co. (The) Class A(Æ)	67	10	Ingredion, Inc.	258	30
Marriott International, Inc. Class A(Ñ)	7,600	533	JM Smucker Co. (The)	1,667	212
Mattel, Inc.	3,900	121	Kellogg Co.	51	4
MGM Resorts International(Æ)	17,927	382	Kroger Co. (The)	7,200	255
Michael Kors Holdings, Ltd.(Æ)	954	49	McCormick & Co., Inc.	2,378	223
Mobileye NV(Æ)	7,192	274	Mead Johnson Nutrition Co. Class A	1,074	94
Mohawk Industries, Inc.(Æ)	72	14	Molson Coors Brewing Co. Class B	296	28
Murphy USA, Inc.(Æ)	4,700	270	Monster Beverage Corp.(Æ)	490	71
New York Times Co. (The) Class A	3,700	47	Pinnacle Foods, Inc.	12,425	529
			Rite Aid Corp.(Æ)	11,038	89

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 91

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Spectrum Brands Holdings, Inc.(Ñ)	1,829	208	Chimera Investment Corp.(ö)	619	9
Sysco Corp.	6,144	283	Citizens Financial Group, Inc.	52,300	1,195
Tyson Foods, Inc. Class A	6,550	431	CME Group, Inc. Class A	400	37
		5,973	Comerica, Inc.	18,100	804
			Corporate Office Properties Trust(ö)	23,900	614
Energy - 7.5%			Crown Castle International Corp.(ö)	8,593	747
Anadarko Petroleum Corp.	16,900	892	Douglas Emmett, Inc. (ö)	16,300	529
Antero Resources Corp.(Æ)	13,000	368	Dun & Bradstreet Corp. (The)	5,390	595
Baker Hughes, Inc.	8,200	397	DuPont Fabros Technology, Inc.(ö)	1,200	48
Cabot Oil & Gas Corp.	18,000	421	E*Trade Financial Corp.(Æ)	24,100	607
Cobalt International Energy, Inc.(Æ)	122,100	394	East West Bancorp, Inc.	16,000	600
Diamond Offshore Drilling, Inc.	4,600	112	Empire State Realty Trust, Inc. Class A(ö)	364	7
Energen Corp.	15,800	671	Endurance Specialty Holdings, Ltd.	6,800	435
Ensco PLC Class A	53,100	635	Equifax, Inc.	3,429	412
EP Energy Corp. Class A(Æ)	4,700	23	Equinix, Inc.(ö)	1,287	425
First Solar, Inc.(Æ)	4,000	223	Equity LifeStyle Properties, Inc. Class A(ö)	2,730	187
Laredo Petroleum, Inc.(Æ)	37,900	462	EverBank Financial Corp.	5,400	81
Marathon Oil Corp.	63,700	897	Everest Re Group, Ltd.	4,450	823
Marathon Petroleum Corp.	18,900	739	Extra Space Storage, Inc. (ö)	2,291	195
Nabors Industries, Ltd.	19,000	186	Federal Realty Investment Trust(ö)	154	23
National Oilwell Varco, Inc.	10,800	389	First Data Corp. Class A(Æ)	2,500	28
NextEra Energy Partners, LP	29,500	852	Four Corners Property Trust, Inc.(Æ)(ö)	1,478	26
Noble Energy, Inc.	34,500	1,246	Gaming and Leisure Properties, Inc.(ö)	6,524	214
Parsley Energy, Inc. Class A(Æ)	2,300	54	General Growth Properties, Inc. (ö)	17,200	482
Patterson-UTI Energy, Inc.	20,700	409	Genworth Financial, Inc. Class A(Æ)	152,600	523
PDC Energy, Inc.(Æ)	700	44	Global Payments, Inc.	5,480	396
Pioneer Natural Resources Co.(Æ)	8,900	1,478	Great Western Bancorp, Inc.	3,300	104
QEP Resources, Inc.	43,000	771	Hartford Financial Services Group, Inc.	27,000	1,198
Range Resources Corp.	5,820	257	HCP, Inc.(ö)	5,799	196
Rowan Cos. PLC Class A	13,500	254	Healthcare Trust of America, Inc. Class A(ö)	410	12
Seadrill, Ltd.(Æ)(Ñ)	82,000	392	Home BancShares, Inc.	3,600	155
Superior Energy Services, Inc.	14,300	241	Intercontinental Exchange, Inc.	3,540	850
World Fuel Services Corp.	6,530	305	KeyCorp	2,200	27
			Kimco Realty Corp. (ö)	12,000	337
		13,112	Lazard, Ltd. Class A	39,200	1,413
			Leucadia National Corp.	19,700	329
Financial Services - 25.2%			Lincoln National Corp.	7,200	313
Alliance Data Systems Corp.(Æ)	3,176	646	Markel Corp.(Æ)	390	351
Allstate Corp. (The)	17,900	1,164	MarketAxess Holdings, Inc.	640	79
American Campus Communities, Inc.(ö)	22,700	1,016	MB Financial, Inc.	19,800	688
American Capital Agency Corp.(ö)	10,858	199	MBIA, Inc.(Æ)	4,900	38
American Equity Investment Life Holding			MFA Financial, Inc.(ö)	809	6
Co.(Æ)	16,000	224
American Homes 4 Rent Class A(ö)	662	10	Mid-America Apartment Communities, Inc.
			(ö)	1,978	189
Ameriprise Financial, Inc.	14,600	1,400	Morningstar, Inc.	400	33
AmTrust Financial Services, Inc.	15,935	396	Nasdaq, Inc.	10,200	629
Annaly Capital Management, Inc.(ö)	23,379	244	National Retail Properties, Inc. (ö)	5,024	220
Apartment Investment & Management Co.			Northern Trust Corp.	11,100	789
Class A(ö)	902	36
Aspen Insurance Holdings, Ltd.	8,500	394	PacWest Bancorp	8,700	348
AvalonBay Communities, Inc.(ö)	5,843	1,033	Parkway Properties, Inc.(ö)	15,200	250
Axis Capital Holdings, Ltd.	5,084	271	Post Properties, Inc.(ö)	5,000	287
BankUnited, Inc.	9,700	335	Principal Financial Group, Inc.	14,800	632
BB&T Corp.	15,700	555	Progressive Corp. (The)(Æ)	23,700	773
BBCN Bancorp, Inc.(Æ)	2,200	34	Prologis, Inc.(ö)	10,600	481
Blackhawk Network Holdings, Inc. Class			Raymond James Financial, Inc.	9,204	480
A(Æ)	13,121	422	Realty Income Corp. (ö)	4,197	248
Boston Properties, Inc.(ö)	6,140	791	Regency Centers Corp.(ö)	8,700	641
Brandywine Realty Trust(ö)	14,900	223	Regions Financial Corp.	3,400	32
Brixmor Property Group, Inc. (ö)	6,705	169	Reinsurance Group of America, Inc. Class A	4,800	457
CBRE Group, Inc. Class A(Æ)	8,048	238	RenaissanceRe Holdings, Ltd.	1,550	172

See accompanying notes which are an integral part of the financial statements.

92 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Santander Consumer USA Holdings, Inc.(Æ)	31,300	412	Pacira Pharmaceuticals, Inc.(Æ)	8,243	446
Signature Bank(Æ)	4,633	639	PerkinElmer, Inc.	5,815	293
SL Green Realty Corp.(ö)	7,500	788	Qiagen NV(Æ)	1,820	41
Starwood Property Trust, Inc.(ö)	11,022	213	Quintiles Transnational Holdings, Inc.(Æ)	6,700	463
STORE Capital Corp.(ö)	7,200	185	ResMed, Inc.	4,017	224
SunTrust Banks, Inc.	19,400	810	Steris Plc(Æ)	8,400	594
Synchrony Financial(Æ)	16,300	498	United Therapeutics Corp.(Æ)	1,412	148
Tanger Factory Outlet Centers, Inc.(ö)	313	11	Varian Medical Systems, Inc.(Æ)	1,686	137
Taubman Centers, Inc. (ö)	6,047	420	Vertex Pharmaceuticals, Inc.(Æ)	4,731	399
TCF Financial Corp.	24,921	340	WebMD Health Corp. Class A(Æ)(Ñ)	1,962	123
Two Harbors Investment Corp.(ö)	1,138	9	WellCare Health Plans, Inc.(Æ)	2,800	252
Umpqua Holdings Corp.	28,900	457	Wright Medical Group NV(Æ)	20,351	382
Unum Group	21,800	746			15,520
Vantiv, Inc. Class A(Æ)	5,545	302
Voya Financial, Inc.	21,500	698	Materials and Processing - 3.6%
Webster Financial Corp.	6,633	243	Airgas, Inc.	1,715	244
Weingarten Realty Investors (ö)	8,000	295	AptarGroup, Inc.	2,162	164
Welltower, Inc. (ö)	1,148	80	Ashland, Inc.	4,000	446
Western Alliance Bancorp(Æ)	2,100	77	Axiall Corp.	4,100	97
Western Union Co. (The)	9,040	181	Ball Corp.	357	26
WEX, Inc.(Æ)	3,864	365	Beacon Roofing Supply, Inc.(Æ)	6,553	280
Weyerhaeuser Co. (ö)	14,400	463	Bemis Co., Inc.	2,635	132
Willis Towers Watson PLC	12,746	1,592	Cabot Corp.	900	44
WP Glimcher, Inc.(ö)	44,700	469	Caesarstone Sdot-Yam, Ltd.(Æ)	6,961	258
Xenia Hotels & Resorts, Inc.(ö)	4,500	69	Crown Holdings, Inc.(Æ)	9,010	477
XL Group PLC Class A	35,000	1,146	Eagle Materials, Inc.	5,000	371
Zions Bancorporation	9,000	248	Hexcel Corp.	5,815	263
		44,355	Ingersoll-Rand PLC	6,900	452
			International Flavors & Fragrances, Inc.	1,164	139
Health Care - 8.8%			Lennox International, Inc. Class 2	920	124
Agilent Technologies, Inc.	20,300	831	Newmont Mining Corp.	16,300	570
Allscripts Healthcare Solutions, Inc.(Æ)	21,200	284	Owens Corning	4,361	201
AmerisourceBergen Corp. Class A	7,057	600	Owens-Illinois, Inc.(Æ)	9,000	166
Anthem, Inc.	2,760	388	RPM International, Inc.	1,366	69
Baxalta, Inc.	6,500	273	Scotts Miracle-Gro Co. (The) Class A	500	35
BioMarin Pharmaceutical, Inc.(Æ)	2,960	251	Sherwin-Williams Co. (The)	2,430	698
Bruker Corp.(Æ)	6,700	190	Silgan Holdings, Inc.	133	7
Charles River Laboratories International,			Sonoco Products Co.	1,099	52
Inc.(Æ)	3,500	277	Universal Forest Products, Inc.	900	69
Cigna Corp.	13,200	1,829	Watsco, Inc.	1,660	223
Community Health Systems, Inc.(Æ)	32,300	616	WestRock Co.	16,959	710
CR Bard, Inc.	2,242	476			6,317
DaVita HealthCare Partners, Inc.(Æ)	2,259	167
DENTSPLY SIRONA, Inc.(Æ)	9,223	550	Producer Durables - 12.3%
Edwards Lifesciences Corp.(Æ)	3,780	401	Advisory Board Co. (The)(Æ)	3,600	114
Endo International PLC(Æ)	25,363	685	Air Lease Corp. Class A	8,100	247
Envision Healthcare Holdings, Inc.(Æ)	27,083	613	Alaska Air Group, Inc.	5,682	400
ExamWorks Group, Inc.(Æ)(Ñ)	10,156	366	Allison Transmission Holdings, Inc. Class A	16,318	470
Henry Schein, Inc.(Æ)	1,345	227	AO Smith Corp.	4,949	382
Humana, Inc.	4,200	744	Avery Dennison Corp.	884	64
Incyte Corp.(Æ)	400	29	Babcock & Wilcox Enterprises, Inc.(Æ)	7,620	174
Intrexon Corp.(Æ)	3,100	83	BWX Technologies, Inc. Class W	14,700	491
Intuitive Surgical, Inc.(Æ)	790	495	Carlisle Cos., Inc.	3,271	333
Laboratory Corp. of America Holdings(Æ)	1,184	148	CEB, Inc.	4,191	258
LivaNova PLC(Æ)	6,630	349	CH Robinson Worldwide, Inc.	9,125	648
Magellan Health, Inc.(Æ)	4,160	293	Chicago Bridge & Iron Co.	7,000	282
Mallinckrodt PLC(Æ)	5,000	313	Cintas Corp.	332	30
Medicines Co. (The)(Æ)(Ñ)	8,793	313	Colfax Corp.(Æ)	10,180	330
Medivation, Inc.(Æ)	1,611	93	CoStar Group, Inc.(Æ)	2,182	430
NuVasive, Inc.(Æ)	2,533	134	CSX Corp.	18,800	513

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 93

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Delta Air Lines, Inc.	10,800	450	Black Knight Financial Services, Inc. Class
Donaldson Co., Inc.	7,300	239	A(Æ)(Ñ)	7,813	250
Dycom Industries, Inc.(Æ)	4,073	288	Brocade Communications Systems, Inc.	63,220	608
EMCOR Group, Inc.	500	24	CACI International, Inc. Class A(Æ)	1,600	154
Expeditors International of Washington, Inc.	12,690	630	Cadence Design Systems, Inc.(Æ)	16,360	379
Genpact, Ltd.(Æ)	9,741	272	Ciena Corp.(Æ)	1,200	20
Hub Group, Inc. Class A(Æ)	2,500	96	Coherent, Inc.(Æ)	1,972	184
Hubbell, Inc. Class B	3,400	360	Cray, Inc.(Æ)	800	30
Huntington Ingalls Industries, Inc.	2,790	404	Cypress Semiconductor Corp.(Æ)(Ñ)	184,700	1,668
IDEX Corp.	2,852	234	DigitalGlobe, Inc.(Æ)	11,271	250
ITT Corp.	12,500	480	Dolby Laboratories, Inc. Class A	4,600	219
JB Hunt Transport Services, Inc.	4,300	356	F5 Networks, Inc.(Æ)	3,078	322
JetBlue Airways Corp.(Æ)	6,493	128	Finisar Corp.(Æ)	8,500	140
KBR, Inc.	27,500	428	Gartner, Inc.(Æ)	2,323	202
Korn/Ferry International	15,575	423	GoDaddy, Inc. Class A(Æ)	6,405	195
Lincoln Electric Holdings, Inc.	900	56	Groupon, Inc. Class A(Æ)(Ñ)	67,501	244
Macquarie Infrastructure Corp.	9,300	655	Harris Corp.	12,000	960
ManpowerGroup, Inc.	8,500	655	Hewlett Packard Enterprise Co.(Æ)	29,100	485
MAXIMUS, Inc.	7,761	411	IMS Health Holdings, Inc.(Æ)	10,082	269
Mettler-Toledo International, Inc.(Æ)	106	38	Infinera Corp.(Æ)	17,034	203
Mobile Mini, Inc.	13,502	435	InterXion Holding NV(Æ)	14,394	488
MSC Industrial Direct Co., Inc. Class A	155	12	Juniper Networks, Inc.	34,150	799
Northrop Grumman Corp.	860	177	KLA-Tencor Corp.	8,100	567
On Assignment, Inc.(Æ)	11,897	429	Knowles Corp.(Æ)	12,600	168
Orbital ATK, Inc.	14,538	1,265	Leidos Holdings, Inc.	12,500	620
Oshkosh Corp.	9,000	440	Marvell Technology Group, Ltd.	61,500	614
Paychex, Inc.	4,390	229	Maxim Integrated Products, Inc.	9,700	346
Pentair PLC	9,613	558	Mentor Graphics Corp.	21,160	422
Republic Services, Inc. Class A	4,445	209	MicroStrategy, Inc. Class A(Æ)	390	70
Rockwell Automation, Inc.	2,200	250	Motorola Solutions, Inc.	264	20
Ryder System, Inc.	5,822	401	NetApp, Inc.	26,830	634
Snap-on, Inc.	2,635	420	NETGEAR, Inc.(Æ)	1,100	47
Stanley Black & Decker, Inc.	3,072	344	NetScout Systems, Inc.(Æ)	1,000	22
Stericycle, Inc.(Æ)	1,023	98	Nuance Communications, Inc.(Æ)	13,100	225
Teekay Corp.	17,800	199	ON Semiconductor Corp.(Æ)	20,100	190
Textron, Inc.	26,500	1,025	Qlik Technologies, Inc.(Æ)	16,926	521
Toro Co. (The)	2,596	224	Rovi Corp.(Æ)	4,100	72
Trimble Navigation, Ltd.(Æ)	10,501	251	Sabre Corp.	6,350	184
Trinity Industries, Inc.	30,600	597	Sanmina Corp.(Æ)	3,700	87
Triumph Group, Inc.	13,700	496	SBA Communications Corp. Class A(Æ)	7,946	819
Tyco International PLC	11,800	454	Skyworks Solutions, Inc.	5,793	387
United Continental Holdings, Inc.(Æ)	1,100	50	Symantec Corp.	15,200	253
Verisk Analytics, Inc. Class A(Æ)	2,769	215	Synchronoss Technologies, Inc.(Æ)	26,728	830
Wabtec Corp.	2,600	216	SYNNEX Corp.	1,400	116
WageWorks, Inc.(Æ)	11,456	617	Synopsys, Inc.(Æ)	15,000	713
Waste Connections, Inc.(Ñ)	2,339	157	VeriFone Systems, Inc.(Æ)	8,000	228
		21,561	Viavi Solutions, Inc. Class W(Æ)	84,800	552
			VMware, Inc. Class A(Æ)	1,200	68
Technology - 12.3%			Western Digital Corp.	16,350	668
3D Systems Corp.(Æ)(Ñ)	21,500	380	Zynga, Inc. Class A(Æ)	151,600	361
Advanced Micro Devices, Inc.(Æ)	136,000	483			21,539
Amdocs, Ltd.	3,518	199
Amkor Technology, Inc.(Æ)	6,000	34	Utilities - 7.1%
Analog Devices, Inc.	8,800	496	AGL Resources, Inc.(Æ)	3,638	240
Applied Materials, Inc.	40,300	825	Ameren Corp.	31,700	1,522
ARRIS International PLC(Æ)	26,390	601	American Electric Power Co., Inc.	12,900	819
Arrow Electronics, Inc.(Æ)	3,600	224	American Water Works Co., Inc.	6,100	444
Aspen Technology, Inc.(Æ)	2,500	95	Atmos Energy Corp.	2,100	152
Avnet, Inc.	8,000	329	CenturyLink, Inc.	8,491	263
			CMS Energy Corp.	10,400	423

See accompanying notes which are an integral part of the financial statements.

94 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Consolidated Edison, Inc.	8,705		649
	DTE Energy Co.	5,200		464
	Edison International	12,200		863
	Entergy Corp.	500		38
	Exelon Corp.	15,600		547
	FirstEnergy Corp.	25,800		841
	Gogo, Inc.(Æ)(Ñ)	46,311		490
	Level 3 Communications, Inc.(Æ)	5,079		265
	Northwest Natural Gas Co.	500		26
	ONE Gas, Inc.	1,000		59
	PG&E Corp.	13,600		792
	Pinnacle West Capital Corp.	4,800		349
	PPL Corp.	17,400		655
	Public Service Enterprise Group, Inc.	9,300		429
	Sempra Energy	10,770		1,113
	Sprint Corp.(Æ)(Ñ)	32,300		111
	TECO Energy, Inc.	8,479		235
	Telephone & Data Systems, Inc.	307		9
	Xcel Energy, Inc.	14,200		568
	Zayo Group Holdings, Inc.(Æ)	3,284		85
				12,451
	Total Common Stocks
	(cost $156,063)			164,343
	Short-Term Investments - 6.3%
	Russell U.S. Cash Management Fund	11,157,982	(8)	11,158
	Total Short-Term Investments
	(cost $11,158)			11,158
	Other Securities - 3.9%
	Russell U.S. Cash Collateral Fund(×)	6,766,288	(8)	6,766
	Total Other Securities
	(cost $6,766)			6,766
	Total Investments 103.8%
	(identified cost $173,987)			182,267
	Other Assets and Liabilities, Net
-	(3.8%)			(6,729)
	Net Assets - 100.0%			175,538

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 95

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Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures		78	USD	11,375	06/16	65
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						65

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$23,515	$—		$—	$23,515	13.4
Consumer Staples	5,973	—		—	5,973	3.4
Energy	13,112	—		—	13,112	7.5
Financial Services	44,355	—		—	44,355	25.2
Health Care	15,520	—		—	15,520	8.8
Materials and Processing	6,317	—		—	6,317	3.6
Producer Durables	21,561	—		—	21,561	12.3
Technology	21,539	—		—	21,539	12.3
Utilities	12,451	—		—	12,451	7.1
Short-Term Investments (a)	—	—		—	11,158	6.3
Other Securities (a)	—	—		—	6,766	3.9
Total Investments	164,343	—		—	182,267	103.8
Other Assets and Liabilities, Net						(3.8)
						100.0
Other Financial Instruments
Futures Contracts	65	—		—	65	—*
Total Other Financial Instruments**	$65	$—		$—	$65

*     Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

96 Russell U.S. Mid Cap Equity Fund

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Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$65

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$461
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(103)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 97

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$6,557	$—	$6,557
Total Financial and Derivative Assets		6,557	—	6,557
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$6,557	$—	$6,557

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$921	$—	$921	$—
Citigroup	1,137	—	1,137	—
Fidelity	1,566	—	1,566	—
Goldman Sachs	244	—	244	—
JPMorgan Chase	1,833	—	1,833	—
Morgan Stanley	856	—	856	—
Total	$6,557	$—	$6,557	$—

See accompanying notes which are an integral part of the financial statements.

98 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$69	$—	69
Total Financial and Derivative Liabilities		69	—	69
Financial and Derivative Liabilities not subject to a netting agreement		(69)	—	(69)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	—
* Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 99

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Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$173,987
Investments, at fair value(*)(>)	182,267
Cash (restricted)(a)	542
Receivables:
Dividends and interest	62
Dividends from affiliated Russell funds	2
Investments sold	3,307
Fund shares sold	144
Prepaid expenses	1
Total assets	186,325
Liabilities
Payables:
Investments purchased	3,717
Fund shares redeemed	87
Accrued fees to affiliates	119
Other accrued expenses	29
Variation margin on futures contracts	69
Payable upon return of securities loaned	6,766
Total liabilities	10,787
Net Assets	$175,538

See accompanying notes which are an integral part of the financial statements.

100 Russell U.S. Mid Cap Equity Fund

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Russell U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(128)
Accumulated net realized gain (loss)	(3,700)
Unrealized appreciation (depreciation) on:
Investments	8,280
Futures contracts	65
Shares of beneficial interest	165
Additional paid-in capital	170,856
Net Assets	$175,538
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.62
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.27
Class A — Net assets	$4,983,669
Class A — Shares outstanding ($.01 par value)	469,362
Net asset value per share: Class C(#)	$10.37
Class C — Net assets	$2,952,367
Class C — Shares outstanding ($.01 par value)	284,681
Net asset value per share: Class S(#)	$10.65
Class S — Net assets	$167,601,789
Class S — Shares outstanding ($.01 par value)	15,735,279
Amounts in thousands
(*) Securities on loan included in investments	$6,557
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$17,924
(a) Cash Collateral for Futures	$542
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 101

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Russell U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,620
Dividends from affiliated Russell funds	10
Securities lending income (net)	27
Total investment income	1,657
Expenses
Advisory fees	708
Administrative fees	43
Custodian fees	52
Distribution fees - Class A	6
Distribution fees - Class C	10
Transfer agent fees - Class A	5
Transfer agent fees - Class C	3
Transfer agent fees - Class S	169
Professional fees	28
Registration fees	23
Shareholder servicing fees - Class C	3
Trustees’ fees	3
Printing fees	11
Miscellaneous	9
Expenses before reductions	1,073
Expense reductions	(195)
Net expenses	878
Net investment income (loss)	779
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,030)
Futures contracts	461
Net realized gain (loss)	(2,569)
Net change in unrealized appreciation (depreciation) on:
Investments	775
Futures contracts	(103)
Net change in unrealized appreciation (depreciation)	672
Net realized and unrealized gain (loss)	(1,897)
Net Increase (Decrease) in Net Assets from Operations	$(1,118)

See accompanying notes which are an integral part of the financial statements.

102 Russell U.S. Mid Cap Equity Fund

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$779	$1,043
Net realized gain (loss)	(2,569)	25,883
Net change in unrealized appreciation (depreciation)	672	(22,057)
Net increase (decrease) in net assets from operations	(1,118)	4,869
Distributions
From net investment income
Class A	(22)	(16)
Class C	(2)	—
Class S	(944)	(1,116)
From net realized gain
Class A	(721)	(379)
Class C	(398)	(176)
Class S	(25,227)	(15,907)
Net decrease in net assets from distributions	(27,314)	(17,594)
Share Transactions*
Net increase (decrease) in net assets from share transactions	105	12,708
Total Net Increase (Decrease) in Net Assets	(28,327)	(17)
Net Assets
Beginning of period	203,865	203,882
End of period	$175,538	$203,865
Undistributed (overdistributed) net investment income included in net assets	$(128)	$61

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 103

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Russell U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	55	$609	105	$1,329
Proceeds from reinvestment of distributions	71	733	31	395
Payments for shares redeemed	(79)	(829)	(58)	(729)
Net increase (decrease)	47	513	78	995
Class C
Proceeds from shares sold	55	557	124	1,544
Proceeds from reinvestment of distributions	40	398	14	175
Payments for shares redeemed	(46)	(452)	(52)	(646)
Net increase (decrease)	49	503	86	1,073
Class S
Proceeds from shares sold	1,696	17,781	2,716	34,689
Proceeds from reinvestment of distributions	2,181	22,512	1,154	14,631
Payments for shares redeemed	(3,799)	(41,204)	(3,048)	(38,680)
Net increase (decrease)	78	(911)	822	10,640
Total increase (decrease)	174	$105	986	$12,708

See accompanying notes which are an integral part of the financial statements.

104 Russell U.S. Mid Cap Equity Fund

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	12.47	.03	(.14)	(.11)	(.05)	(1.69)
October 31, 2015	13.27	.03	.29	.32	(.04)	(1.08)
October 31, 2014	13.26	.01	1.46	1.47	(.03)	(1.43)
October 31, 2013	9.89	.01	3.40	3.41	(.04)	—
October 31, 2012(4)	10.00	—(f)	(.08)	(.08)	(.03)	—

Class C
April 30, 2016*	12.22	(.01)	(.14)	(.15)	(.01)	(1.69)
October 31, 2015	13.08	(.06)	.28	.22	—	(1.08)
October 31, 2014	13.16	(.09)	1.44	1.35	—	(1.43)
October 31, 2013	9.86	(.07)	3.39	3.32	(.02)	—
October 31, 2012(4)	10.00	(.05)	(.09)	(.14)	—(f)	—

Class S
April 30, 2016*	12.50	.05	(.14)	(.09)	(.07)	(1.69)
October 31, 2015	13.30	.07	.28	.35	(.07)	(1.08)
October 31, 2014	13.29	.04	1.45	1.49	(.05)	(1.43)
October 31, 2013	9.90	.06	3.39	3.45	(.06)	—
October 31, 2012(4)	10.00	.03	(.10)	(.07)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

105 Russell U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(1.74)	10.62	(.39)	4,984	1.44	1.22	.65	59
(1.12)	12.47	2.29	5,259	1.40	1.22	.26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	.07	96
(.04)	13.26	34.59	2,896	1.44	1.22	.11	122
(.03)	9.89	(.85)	897	1.44	1.21	.06	96
(1.70)	10.37	(.77)	2,952	2.19	1.97	(.10)	59
(1.08)	12.22	1.52	2,882	2.15	1.97	(.49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(.70)	96
(.02)	13.16	33.67	672	2.19	1.97	(.63)	122
—(f)	9.86	(1.36)	197	2.24	1.96	(.64)	96
(1.76)	10.65	(.27)	167,602	1.19	.97	.90	59
(1.15)	12.50	2.53	195,724	1.15	.97	.51	120
(1.48)	13.30	12.28	197,354	1.17	.97	.33	96
(.06)	13.29	34.87	163,367	1.19	.97	.47	122
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Mid Cap Equity Fund 106

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$990.10	$1,018.60
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.23	$6.32
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$986.70	$1,014.87
	Expenses Paid During Period*	$9.93	$10.07
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.01%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$990.00	$1,018.60
of other funds.	Expenses Paid During Period*	$6.23	$6.32
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell U.S. Small Cap Equity Fund 107

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2016	$991.70	$1,020.24	April 30, 2016	$992.40	$1,020.84
Expenses Paid During Period*	$4.61	$4.67	Expenses Paid During Period*	$4.01	$4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.93%			* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 182/366 (to reflect the one-half			account value over the period, multiplied by 182/366 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			waivers and/or reimbursements, expenses would have been higher.
		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,098.90	$1,020.64
Expenses Paid During Period*	$1.49	$4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.85% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$991.60	$1,019.84
Expenses Paid During Period*	$5.00	$5.07

* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

108 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair	Amount ($) or		Value
Amount ($) or		Value		Shares	$
	Shares	$
Common Stocks - 96.3%			Fiesta Restaurant Group, Inc.(Æ)	175,043	5,621
Consumer Discretionary - 14.2%			Finish Line, Inc. (The) Class A	92,589	1,829
A H Belo Corp. Class A	135,909	670	Francesca's Holdings Corp.(Æ)	37,258	618
AMC Entertainment Holdings, Inc. Class A	114,320	3,222	FTD Cos., Inc.(Æ)	158,943	4,420
American Woodmark Corp.(Æ)	25,910	1,887	Full House Resorts, Inc.(Æ)	582,885	944
America's Car-Mart, Inc.(Æ)	19,059	506	G-III Apparel Group, Ltd.(Æ)	22,862	1,035
Angie's List, Inc.(Æ)(Ñ)	77,414	677	Graham Holdings Co. Class B	1,240	591
Bassett Furniture Industries, Inc.	5,571	164	Grand Canyon Education, Inc.(Æ)	4,966	217
Beazer Homes USA, Inc.(Æ)	68,515	563	Gray Television, Inc.(Æ)	199,218	2,560
Belmond, Ltd. Class A(Æ)	135,006	1,237	Group 1 Automotive, Inc.	3,700	244
Biglari Holdings, Inc.(Æ)	600	224	Guess?, Inc.	7,055	129
Black Diamond, Inc.(Æ)	48,800	207	Harte-Hanks, Inc.	41,401	75
Bloomin' Brands, Inc.	187,095	3,499	Hemisphere Media Group, Inc. Class A(Æ)
Blue Nile, Inc.(Æ)	28,002	722	(Ñ)	27,019	323
BMC Stock Holdings, Inc.(Æ)	22,160	389	hhgregg, Inc.(Æ)(Ñ)	14,400	28
Boyd Gaming Corp.(Æ)	30,168	562	Horizon Global Corp.(Æ)	404,799	4,967
Bravo Brio Restaurant Group, Inc.(Æ)	46,773	345	Hovnanian Enterprises, Inc. Class A(Æ)	162,200	271
Bridgepoint Education, Inc.(Æ)	10,600	101	HSN, Inc.	35,758	1,896
Brinker International, Inc.	68,094	3,154	IMAX Corp.(Æ)	25,045	801
Build-A-Bear Workshop, Inc. Class A(Æ)	11,179	147	Interval Leisure Group, Inc.(Ñ)	64,576	912
Burlington Stores, Inc.(Æ)	21,743	1,239	Isle of Capri Casinos, Inc.(Æ)	115,378	1,719
Cable One, Inc.(Æ)	1,030	473	J Alexander's Holdings, Inc.(Æ)	297,951	3,069
Caesars Entertainment Corp.(Æ)(Ñ)	18,200	124	Jack in the Box, Inc.	75,555	5,104
Caleres, Inc.	39,798	1,003	JAKKS Pacific, Inc.(Æ)	6,460	48
Callaway Golf Co.	156,541	1,462	Jamba, Inc.(Æ)(Ñ)	10,304	134
Capella Education Co.	4,250	235	Johnson Outdoors, Inc. Class A	7,801	188
Career Education Corp.(Æ)	17,600	94	K12, Inc.(Æ)	30,600	376
Carmike Cinemas, Inc.(Æ)	107,377	3,220	KAR Auction Services, Inc.	57,400	2,158
Carrols Restaurant Group, Inc.(Æ)	63,285	880	KB Home(Ñ)	65,103	883
Central Garden & Pet Co.(Æ)	43,642	710	Kirkland's, Inc.	31,951	525
Century Casinos, Inc.(Æ)	3,160	19	Krispy Kreme Doughnuts, Inc.(Æ)	246,535	4,292
Century Communities, Inc.(Æ)	50,298	867	Lands' End, Inc.(Æ)(Ñ)	42,535	1,035
Cheesecake Factory, Inc. (The)	23,800	1,214	La-Z-Boy, Inc.	16,143	418
Cherokee, Inc.(Æ)	91,937	1,438	Lee Enterprises, Inc.(Æ)(Ñ)	667,707	1,429
Chico's FAS, Inc.	300,224	3,786	LGI Homes, Inc.(Æ)	17,300	485
Children's Place, Inc. (The)	59,598	4,643	Libbey, Inc.	182,700	3,398
Churchill Downs, Inc.(Æ)	30,171	4,048	Liberty Ventures Class A(Æ)	156,190	6,248
Chuy's Holdings, Inc.(Æ)	41,265	1,260	Lifetime Brands, Inc.	6,800	117
Citi Trends, Inc.	92,613	1,663	Lindblad Expeditions Holdings, Inc.(Æ)	97,600	976
ClubCorp Holdings, Inc.	204,636	2,732	Lithia Motors, Inc. Class A	60,565	5,028
Container Store Group, Inc. (The)(Æ)(Ñ)	4,500	32	Lumber Liquidators Holdings, Inc.(Æ)	48,200	719
Cooper Tire & Rubber Co.	9,700	335	Malibu Boats, Inc. Class A(Æ)	89,352	1,573
Cooper-Standard Holding, Inc.(Æ)	20,207	1,558	Marchex, Inc. Class B	70,833	301
Crocs, Inc.(Æ)	71,200	595	MarineMax, Inc.(Æ)	60,039	1,141
Crown Media Holdings, Inc. Class A(Æ)	291,108	1,476	Marriott Vacations Worldwide Corp.	12,700	796
Del Frisco's Restaurant Group, Inc.(Æ)	163,481	2,604	Matthews International Corp. Class A	31,800	1,674
Del Taco Restaurants, Inc.(Æ)(Ñ)	243,110	2,200	MCBC Holdings, Inc.(Æ)	41,465	556
Delta Apparel, Inc.(Æ)	40,897	828	MDC Partners, Inc. Class A(Ñ)	652,509	13,207
Denny's Corp.(Æ)	142,600	1,410	Media General, Inc.(Æ)(Ñ)	59,313	1,028
Destination XL Group, Inc.(Æ)	63,700	342	Meredith Corp.	133,971	6,874
DeVry Education Group, Inc.(Ñ)	23,800	413	Monarch Casino & Resort, Inc.(Æ)	19,889	378
DreamWorks Animation SKG, Inc. Class			Monro Muffler Brake, Inc.	57,728	3,996
A(Æ)	38,700	1,545	Motorcar Parts of America, Inc.(Æ)	114,567	3,674
Duluth Holdings, Inc. Class B(Æ)(Ñ)	30,163	718	Movado Group, Inc.	70,083	1,977
Eldorado Resorts, Inc.(Æ)	199,429	2,615	National CineMedia, Inc.	41,800	594
Entercom Communications Corp. Class A(Æ)	61,706	700	Nautilus, Inc.(Æ)	154,620	2,728
Entravision Communications Corp. Class A	153,659	1,222	New York Times Co. (The) Class A	85,890	1,101
Ethan Allen Interiors, Inc.(Ñ)	15,151	516	Nexstar Broadcasting Group, Inc. Class A(Ñ)	39,980	2,052
EW Scripps Co. (The) Class A(Æ)	245,885	3,733	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	35,289	933
Famous Dave's of America, Inc.(Æ)(Ñ)	9,685	56	Outfront Media, Inc.(ö)	167,955	3,643
Fenix Parts, Inc.(Æ)(Ñ)	16,855	85	Papa John's International, Inc.	11,200	634

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 109

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Peak Resorts, Inc.(Æ)(Ñ)	192,450	618	YuMe, Inc.(Æ)	1,000	4
Penn National Gaming, Inc.(Æ)	88,843	1,433	Zoe's Kitchen, Inc.(Æ)	17,275	648
Penske Automotive Group, Inc.	2,300	90			266,282
Performance Sports Group, Ltd.(Æ)(Ñ)	32,900	122
Perry Ellis International, Inc.(Æ)	14,602	278	Consumer Staples - 3.2%
Pinnacle Entertainment, Inc.(Æ)	91,863	1,014	Andersons, Inc. (The)	162,714	5,453
Pool Corp.	88,136	7,704	Boston Beer Co., Inc. Class A(Æ)	10,582	1,652
Potbelly Corp.(Æ)(Ñ)	47,924	683	Cadiz, Inc.(Æ)(Ñ)	76,900	499
PriceSmart, Inc.	24,307	2,104	Cal-Maine Foods, Inc.(Ñ)	38,947	1,977
QuinStreet, Inc.(Æ)	50,200	177	Casey's General Stores, Inc.	64,972	7,277
Quotient Technology, Inc.(Æ)(Ñ)	73,556	855	Coca-Cola Bottling Co. Consolidated(Æ)	3,460	551
Radio One, Inc. Class D(Æ)	480,280	1,061	Core-Mark Holding Co., Inc.	90,620	7,400
Red Lion Hotels Corp.(Æ)	59,183	468	Energizer Holdings, Inc.	41,330	1,798
Red Rock Resorts, Inc. Class A(Æ)	30,127	562	Farmer Brothers Co.(Æ)	33,460	1,011
Rocky Brands, Inc.(Æ)	1,000	12	Fresh Del Monte Produce, Inc.	7,796	337
Rosetta Stone, Inc.(Æ)	20,027	159	Freshpet, Inc.(Æ)(Ñ)	98,300	814
Ruby Tuesday, Inc.(Æ)	61,500	271	Inventure Foods, Inc.(Æ)	138,534	992
Scholastic Corp.	47,203	1,717	J&J Snack Foods Corp.	51,430	5,201
Scientific Games Corp. Class A(Æ)(Ñ)	154,735	1,535	John B Sanfilippo & Son, Inc.	13,288	735
SeaWorld Entertainment, Inc.	54,375	1,084	Lancaster Colony Corp.	11,050	1,287
Select Comfort Corp.(Æ)	37,900	935	MGP Ingredients, Inc.(Æ)	59,657	1,576
Sequential Brands Group, Inc.(Æ)(Ñ)	164,971	916	National Beverage Corp.(Æ)	28,373	1,326
Shoe Carnival, Inc.	10,700	274	Natural Health Trends Corp.(Ñ)	55,908	2,023
Six Flags Entertainment Corp.	26,780	1,608	Nomad Foods, Ltd.(Æ)	100,389	817
Sizmek, Inc.(Æ)	29,710	79	Omega Protein Corp.(Æ)	83,457	1,552
Skechers U.S.A., Inc. Class A(Æ)	117,935	3,898	Post Holdings, Inc.(Æ)	35,660	2,562
Skullcandy, Inc.(Æ)	56,000	191	Primo Water Corp.(Æ)	64,606	711
Sonic Corp.	32,700	1,124	Sanderson Farms, Inc.(Ñ)	21,941	2,013
Sportsman's Warehouse Holdings, Inc.(Æ)	107,800	1,227	SpartanNash Co.	158,836	4,400
Stamps.com, Inc.(Æ)	17,438	1,436	Sprouts Farmers Market, Inc.(Æ)	18,754	526
Standard Motor Products, Inc.	102,163	3,628	Tootsie Roll Industries, Inc.(Ñ)	23,315	831
Starz Class A(Æ)	30,892	841	TreeHouse Foods, Inc.(Æ)	36,673	3,242
Steven Madden, Ltd.(Æ)	74,931	2,623	USANA Health Sciences, Inc.(Æ)(Ñ)	15,705	1,860
Stoneridge, Inc.(Æ)	48,227	688	Weis Markets, Inc.	7,609	346
Sturm Ruger & Co., Inc.	1,227	79
Superior Industries International, Inc.(Æ)	25,382	663			60,769
Superior Uniform Group, Inc.	160,371	3,050
Thor Industries, Inc.	56,700	3,630	Energy - 3.4%
Tile Shop Holdings, Inc.(Æ)	89,014	1,588	Abraxas Petroleum Corp.(Æ)	66,400	101
Tilly's, Inc. Class A(Æ)	73,492	462	AgroFresh Solutions, Inc.(Æ)(Ñ)	36,300	226
Time, Inc.	191,906	2,821	Ameresco, Inc. Class A(Æ)	7,974	36
TiVo, Inc.(Æ)	76,000	758	Approach Resources, Inc.(Æ)(Ñ)	188,000	551
Tower International, Inc.(Æ)	11,500	264	Archrock, Inc.(Æ)	86,300	850
Townsquare Media, Inc. Class A(Æ)	231,796	2,466	Basic Energy Services, Inc.(Æ)(Ñ)	140,000	448
TRI Pointe Group, Inc.(Æ)	171,843	1,993	Bill Barrett Corp.(Æ)	187,000	1,489
Tribune Media Co. Class A	87,290	3,365	Bonanza Creek Energy, Inc.(Æ)(Ñ)	243,800	946
Tribune Publishing Co.	30,491	345	C&J Energy Services, Ltd.(Æ)(Ñ)	127,900	185
TubeMogul, Inc.(Æ)	129,620	1,680	Callon Petroleum Co.(Æ)	157,364	1,654
Universal Electronics, Inc.(Æ)	15,954	1,060	Capstone Turbine Corp.(Æ)	2,300	4
Universal Technical Institute, Inc.	9,210	36	Carrizo Oil & Gas, Inc.(Æ)	98,344	3,478
Vail Resorts, Inc.	10,091	1,308	Civeo Corp.(Æ)	26,100	40
Vera Bradley, Inc.(Æ)	41,612	730	Clean Energy Fuels Corp.(Æ)(Ñ)	89,100	255
Vista Outdoor, Inc.(Æ)	78,918	3,786	Cloud Peak Energy, Inc.(Æ)(Ñ)	215,200	476
Visteon Corp.(Æ)	6,000	478	Delek US Holdings, Inc.	329,932	5,243
VOXX International Corp. Class A(Æ)	35,686	160	Diamondback Energy, Inc.(Æ)	13,040	1,129
WCI Communities, Inc.(Æ)	13,270	212	Eclipse Resources Corp.(Æ)(Ñ)	72,800	177
West Marine, Inc.(Æ)	35,323	354	EnerNOC, Inc. - ADR(Æ)	104,600	713
William Lyon Homes Class A(Æ)(Ñ)	193,724	2,732	EP Energy Corp. Class A(Æ)(Ñ)	44,100	217
Wolverine World Wide, Inc.	125,529	2,379	ERA Group, Inc.(Æ)	27,798	265
XO Group, Inc.(Æ)	42,887	757	Exterran Corp.(Æ)	10,500	161
			Flotek Industries, Inc.(Æ)(Ñ)	56,000	529

See accompanying notes which are an integral part of the financial statements.

110 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Gastar Exploration, Inc.(Æ)	176,959	352	Bank of Marin Bancorp	7,110	349
Green Plains, Inc.	224,995	4,072	Bank of the Ozarks, Inc.	180,105	7,438
Gulf Island Fabrication, Inc.	32,887	247	BankUnited, Inc.	15,532	536
Gulfport Energy Corp.(Æ)	44,900	1,405	Banner Corp.	3,657	156
Hallador Energy Co.(Æ)(Ñ)	23,700	111	BBCN Bancorp, Inc.(Æ)	82,971	1,296
Helix Energy Solutions Group, Inc.(Æ)	371,156	3,203	Berkshire Hills Bancorp, Inc.	34,244	929
Independence Contract Drilling, Inc.(Æ)	152,062	605	BGC Partners, Inc. Class A	197,700	1,795
ION Geophysical Corp.(Æ)	1,020	9	Bluerock Residential Growth REIT, Inc.
Key Energy Services, Inc.(Æ)	382,700	202	Class A(Ñ)(ö)	139,100	1,522
Matrix Service Co.(Æ)	53,100	1,000	BNC Bancorp	69,532	1,555
Memorial Resource Development Corp.(Æ)	102,845	1,345	Brandywine Realty Trust(ö)	226,935	3,393
Nabors Industries, Ltd.	607,459	5,953	Brookline Bancorp, Inc.	378,409	4,306
Newpark Resources, Inc.(Æ)	77,684	363	Bryn Mawr Bank Corp.	3,600	102
Pacific Ethanol, Inc.(Æ)(Ñ)	296,200	1,401	Calamos Asset Management, Inc. Class A	21,000	173
Parker Drilling Co.(Æ)	60,400	185	Capital Bank Financial Corp. Class A(Æ)	34,655	1,048
Parsley Energy, Inc. Class A(Æ)	12,540	294	Capital City Bank Group, Inc.	6,477	96
Patterson-UTI Energy, Inc.	337,061	6,657	Capital Southwest Corp.(Æ)	62,237	884
PBF Energy, Inc. Class A	4,800	154	Cardinal Financial Corp.	121,700	2,693
Phillips 66 Partners, LP(Ñ)	48,742	2,790	Cardtronics, Inc.(Æ)	95,029	3,746
Pioneer Energy Services Corp.(Æ)	31,849	99	Carolina Financial Corp.(Æ)	5,884	111
QEP Resources, Inc.	132,660	2,379	Cascade Bancorp(Æ)	14,206	86
Renewable Energy Group, Inc.(Æ)	37,600	365	Cash America International, Inc.	107,608	3,977
REX American Resources Corp.(Æ)	17,026	926	CatchMark Timber Trust, Inc. Class A(ö)	196,700	2,087
Rex Energy Corp.(Æ)(Ñ)	74,200	75	Cedar Realty Trust, Inc.(ö)	296,500	2,052
Rice Energy, Inc.(Æ)	64,826	1,122	CenterState Banks, Inc.	75,909	1,237
Ring Energy, Inc.(Æ)	17,189	124	Central Pacific Financial Corp.	101,700	2,374
Sanchez Energy Corp.(Æ)	284,514	2,558	Charter Financial Corp.	147,248	1,845
Solazyme, Inc.(Æ)(Ñ)	30,600	72	Chatham Lodging Trust(ö)	25,234	538
SunCoke Energy, Inc.	85,800	637	Chemical Financial Corp.(Ñ)	68,664	2,641
Superior Energy Services, Inc.	52,042	877	Cherry Hill Mortgage Investment Corp.(Æ)(ö)	10,914	155
TETRA Technologies, Inc.(Æ)	195,000	1,404	City Office REIT, Inc.(Æ)(ö)	100,100	1,124
US Antimony Corp.(Æ)	767,918	207	CNO Financial Group, Inc.	109,800	2,017
Vivint Solar, Inc.(Æ)(Ñ)	17,800	59	CoBiz Financial, Inc.	131,199	1,589
Westmoreland Coal Co.(Æ)(Ñ)	189,600	1,352	Cohen & Steers, Inc.	99,629	3,912
World Fuel Services Corp.	30,510	1,426	Colony Capital, Inc. Class A(ö)	111,358	1,969
WPX Energy, Inc.(Æ)	76,431	738	Colony Starwood Homes(ö)	124,780	3,041
		63,941	Columbia Banking System, Inc.	162,902	4,804
			Community Healthcare Trust, Inc.(Æ)	61,570	1,121
Financial Services - 25.3%			Community Trust Bancorp, Inc.	15,070	541
Agree Realty Corp.(ö)	18,568	720	CommunityOne Bancorp(Æ)	16,980	224
Alexander's, Inc.(ö)	1,830	700	Consolidated-Tomoka Land Co.	46,258	2,281
Altisource Residential Corp.(ö)	109,168	1,269	CorEnergy Infrastructure Trust, Inc.(Æ)(Ñ)(ö)	55,681	1,185
Ambac Financial Group, Inc.(Æ)	53,973	876	Corporate Office Properties Trust(ö)	201,309	5,170
American Campus Communities, Inc.(ö)	3,000	134	Cousins Properties, Inc.(ö)	367,149	3,800
American Equity Investment Life Holding			Cowen Group, Inc. Class A(Æ)(Ñ)	373,399	1,301
Co.(Æ)	159,789	2,237	CU Bancorp(Æ)	1,774	41
American National Bankshares, Inc.(Æ)	3,290	88	CubeSmart(ö)	5,608	166
AMERISAFE, Inc.	29,478	1,588	Customers Bancorp, Inc.(Æ)	96,477	2,506
Anchor BanCorp Wisconsin, Inc.(Æ)	1,500	72	CyrusOne, Inc.(ö)	135,570	5,983
Arbor Realty Trust, Inc.(ö)	19,610	131	Diamond Hill Investment Group, Inc.(Æ)	12,644	2,216
Ares Commercial Real Estate Corp.(Æ)(ö)	132,200	1,586	DiamondRock Hospitality Co.(ö)	180,400	1,607
Argo Group International Holdings, Ltd.	38,767	2,131	Donegal Group, Inc. Class A	1,100	17
Armada Hoffler Properties, Inc.(ö)	13,400	157	DuPont Fabros Technology, Inc.(ö)	103,498	4,121
Ashford Hospitality Prime, Inc.(ö)	70,591	790	Eagle Bancorp, Inc.(Æ)	4,315	219
Ashford Hospitality Trust, Inc.(ö)	131,400	735	East West Bancorp, Inc.	7,700	289
Ashford, Inc.(Æ)	18,380	836	Easterly Government Properties, Inc.(Æ)(ö)	59,864	1,104
Assurant, Inc.	11,000	930	EastGroup Properties, Inc.(ö)	22,000	1,314
Banc of California, Inc.(Æ)	35,364	720	Education Realty Trust, Inc.(ö)	8,000	318
BancFirst Corp.	15,700	979	EMC Insurance Group, Inc.	13,399	355
Bank Mutual Corp.(Æ)	60,393	488	Employers Holdings, Inc.	68,600	2,037

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 111

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Enova International, Inc. Class W(Æ)	38,200	337	Heritage Insurance Holdings, Inc.(Æ)	84,666	1,125
Enstar Group, Ltd.(Æ)	3,276	519	Hersha Hospitality Trust Class A(ö)	47,150	910
Enterprise Financial Services Corp.	19,931	545	HFF, Inc. Class A(Æ)	12,471	397
EPR Properties(ö)	39,430	2,598	Higher One Holdings, Inc.(Æ)	27,000	102
Equity Commonwealth(Æ)(ö)	93,000	2,596	Home Bancorp, Inc.(Æ)	800	22
Equity One, Inc.(ö)	76,600	2,168	Home BancShares, Inc.	153,410	6,595
Essent Group, Ltd.(Æ)	148,165	3,026	HomeTrust Bancshares, Inc.(Æ)	12,670	235
Euronet Worldwide, Inc.(Æ)	37,391	2,883	Horizon Bancorp	3,000	73
EverBank Financial Corp.	42,074	634	Howard Hughes Corp. (The)(Æ)	18,270	1,921
Evercore Partners, Inc. Class A	59,061	3,050	Iberiabank Corp.	135,288	7,981
Everi Holdings, Inc.(Æ)	79,300	133	Independence Realty Trust, Inc.(ö)	35,900	257
Farmers National Banc Corp.(Æ)	7,100	66	Independent Bank Corp.	148,329	2,247
FBR & Co.	78,900	1,460	Independent Bank Group, Inc.	16,325	597
FCB Financial Holdings, Inc. Class A(Æ)	23,550	823	Infinity Property & Casualty Corp.	8,520	683
Federated National Holding Co.	28,928	551	InfraREIT, Inc.(ö)	35,600	590
FelCor Lodging Trust, Inc.(ö)	312,913	2,240	Investment Technology Group, Inc.	29,500	576
Fidelity Southern Corp.	16,380	265	Investors Bancorp, Inc.	352,700	4,074
Financial Institutions, Inc.(Æ)	43,123	1,207	Jack Henry & Associates, Inc.	68,390	5,542
First American Financial Corp.	30,000	1,081	James River Group Holdings, Ltd.(Æ)	17,598	545
First BanCorp(Æ)	679,496	2,650	JMP Group LLC(Ñ)	107,109	552
First Busey Corp.(Æ)	38,832	794	KCG Holdings, Inc. Class A(Æ)	64,808	888
First Business Financial Services, Inc.	12,460	315	Kearny Financial Corp.(Æ)	370,064	4,670
First Defiance Financial Corp.	20,800	823	Kemper Corp.	89,440	2,769
First Financial Bancorp	219,867	4,287	Kennedy-Wilson Holdings, Inc.	111,700	2,414
First Financial Corp.	16,812	596	Lakeland Bancorp, Inc.	62,860	697
First Financial Northwest, Inc.(Æ)	4,900	67	LaSalle Hotel Properties(ö)	162,114	3,875
First Foundation, Inc.(Æ)	42,008	947	LCNB Corp.	69,754	1,193
First Internet Bancorp(Æ)	1,100	27	LendingTree, Inc.(Æ)(Ñ)	64,079	5,733
First Interstate BancSystem, Inc. Class A	52,966	1,435	Mack-Cali Realty Corp.(ö)	44,148	1,128
First Merchants Corp.	115,742	2,969	Maiden Holdings, Ltd.	278,670	3,408
First Midwest Bancorp, Inc.	247,984	4,583	Marcus & Millichap, Inc.(Æ)	27,565	691
First NBC Bank Holding Co.(Æ)	114,760	2,495	MB Financial, Inc.	110,734	3,849
First Potomac Realty Trust(ö)	42,793	360	Medical Properties Trust, Inc.(ö)	116,100	1,545
FNB Corp.	569,884	7,534	Merchants Bancshares, Inc.(Æ)	200	6
FNFV Group(Æ)	667,923	7,194	Meridian Bancorp, Inc.	202,404	2,959
Franklin Financial Network, Inc.(Æ)	33,333	1,011	Meta Financial Group, Inc.	6,200	308
Franklin Street Properties Corp.(ö)	32,474	345	MGIC Investment Corp.(Æ)	32,111	232
FRP Holdings, Inc.(Æ)(Þ)	68,931	2,515	MGM Growth Properties LLC Class A(Æ)(ö)	18,500	408
Fulton Financial Corp.	215,800	3,019	Mid-America Apartment Communities, Inc.
Gaming and Leisure Properties, Inc.(ö)	25,072	822	(ö)	1,700	163
Genworth Financial, Inc. Class A(Æ)	27,900	96	MidSouth Bancorp, Inc.(Æ)	2,750	25
GEO Group, Inc. (The)(ö)	114,400	3,664	MidWestOne Financial Group, Inc.(Æ)	900	26
German American Bancorp, Inc.	3,648	118	Moelis & Co. Class A	45,600	1,282
Global Indemnity PLC Class A(Æ)	7,266	228	National Bank Holdings Corp. Class A	288,386	5,765
Global Payments, Inc.	2,987	216	National Storage Affiliates Trust(Æ)(ö)	104,524	2,040
Golub Capital BDC, Inc.(Ñ)	35,300	619	National Western Life Group, Inc. Class A(Æ)	2,578	559
Gramercy Property Trust(ö)	276,000	2,338	Navigators Group, Inc. (The)(Æ)	27,700	2,288
Great Southern Bancorp, Inc.	15,630	592	Nelnet, Inc. Class A	6,351	266
Great Western Bancorp, Inc.	39,500	1,245	New Senior Investment Group, Inc.(ö)	305,395	3,298
Green Dot Corp. Class A(Æ)	48,794	1,085	New York Mortgage Trust, Inc.(Ñ)(ö)	174,579	908
Greenhill & Co., Inc.	129,236	2,846	New York REIT, Inc.(ö)	152,718	1,501
Hallmark Financial Services, Inc.(Æ)	24,180	273	Northfield Bancorp, Inc.	156,700	2,485
Hancock Holding Co.	181,225	4,706	Northwest Bancshares, Inc.	264,184	3,704
Hanover Insurance Group, Inc. (The)	16,200	1,389	OceanFirst Financial Corp.	17,281	337
HCI Group, Inc.(Æ)	5,400	162	OFG Bancorp	64,521	570
Healthcare Realty Trust, Inc.(ö)	36,100	1,093	Old Line Bancshares, Inc.(Æ)	1,200	22
Heartland Financial USA, Inc.	20,707	694	Old National Bancorp	580,728	7,782
Hercules Technology Growth Capital, Inc.(Æ)	97,745	1,199	One Liberty Properties, Inc.(Æ)(ö)	3,200	75
Heritage Commerce Corp.(Æ)	5,800	61	Oppenheimer Holdings, Inc. Class A	11,000	168
Heritage Financial Corp.	143,721	2,652	Opus Bank	36,567	1,321

See accompanying notes which are an integral part of the financial statements.

112 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Owens Realty Mortgage, Inc.(Æ)(ö)	4,300	71	SVB Financial Group(Æ)	1,210	126
Pacific Mercantile Bancorp(Æ)	7,500	56	Talmer Bancorp, Inc. Class A	62,102	1,205
Pacific Premier Bancorp, Inc.(Æ)	32,654	760	Tanger Factory Outlet Centers, Inc.(ö)	269,568	9,456
PacWest Bancorp	97,589	3,902	Terreno Realty Corp.(ö)	82,637	1,882
Paramount Group, Inc.(ö)	15,400	257	Territorial Bancorp, Inc.	16,541	434
Parkway Properties, Inc.(ö)	375,563	6,178	THL Credit, Inc.	52,700	593
Peapack Gladstone Financial Corp.(Æ)	18,656	357	TriCo Bancshares	48,193	1,297
Pebblebrook Hotel Trust(ö)	48,821	1,349	TriState Capital Holdings, Inc.(Æ)	41,861	559
PennyMac Financial Services, Inc. Class			Trupanion, Inc.(Æ)(Ñ)	55,878	697
A(Æ)	32,129	409	TrustCo Bank Corp.	202,435	1,298
People's Utah Bancorp(Æ)	47,250	777	Two Harbors Investment Corp.(ö)	80,200	628
Physicians Realty Trust(ö)	164,022	2,974	UMB Financial Corp.	93,704	5,224
Pinnacle Financial Partners, Inc.	20,279	997	United Community Banks, Inc.	90,300	1,818
Planet Payment, Inc.(Æ)	445,588	1,787	United Financial Bancorp, Inc.	135,895	1,764
Popular, Inc.(Æ)	78,321	2,328	United Fire Group, Inc.(Æ)	40,205	1,802
Post Properties, Inc.(ö)	5,700	327	United Insurance Holdings Corp.	12,200	199
Potlatch Corp.(ö)	288,591	10,164	Universal Insurance Holdings, Inc.(Ñ)	56,199	990
Preferred Apartment Communities, Inc. Class			Voya Financial, Inc.	28,100	912
A(Æ)(ö)	75,996	938	Walter Investment Management Corp.(Æ)(Ñ)	57,600	418
Preferred Bank	13,100	416	Washington Federal, Inc.	110,000	2,672
PrivateBancorp, Inc. Class A	88,314	3,675	Washington Real Estate Investment Trust(ö)	86,785	2,488
Prosperity Bancshares, Inc.	119,484	6,305	WashingtonFirst Bankshares, Inc.(Æ)	6,265	139
Provident Financial Services, Inc.	115,367	2,305	WesBanco, Inc.	107,013	3,438
PS Business Parks, Inc.(ö)	35,975	3,445	Western Alliance Bancorp(Æ)	86,386	3,160
Radian Group, Inc.	145,009	1,855	Wintrust Financial Corp.	105,822	5,505
RAIT Financial Trust(Æ)(ö)	102,465	311	WisdomTree Investments, Inc.(Ñ)	112,250	1,222
RE/MAX Holdings, Inc. Class A	47,500	1,748	World Acceptance Corp.(Æ)(Ñ)	2,600	113
Real Industry, Inc.(Æ)	47,900	423	WP Glimcher, Inc.(ö)	98,802	1,036
Regency Centers Corp.(ö)	7,500	553	WSFS Financial Corp.	48,855	1,668
Reinsurance Group of America, Inc. Class A	10,300	981	Xenia Hotels & Resorts, Inc.(ö)	3,500	54
Renasant Corp.	1,960	67	Yadkin Financial Corp.	69,400	1,736
Resource Capital Corp.(Æ)(Ñ)(ö)	19,079	227			473,634
Retail Opportunity Investments Corp.(ö)	247,362	4,866
Rexford Industrial Realty, Inc.(ö)	36,569	686	Health Care - 11.1%
RLI Corp.	4,147	258	Abaxis, Inc.	54,722	2,480
Sabra Health Care REIT, Inc.(ö)	102,141	2,154	Abiomed, Inc.(Æ)	58,978	5,729
Sandy Spring Bancorp, Inc.	6,500	186	Accuray, Inc.(Æ)(Ñ)	612,500	3,283
Selective Insurance Group, Inc.	54,100	1,878	Achaogen, Inc.(Æ)	7,147	24
Seritage Growth Properties(Æ)(Ñ)(ö)	20,800	1,110	Acorda Therapeutics, Inc.(Æ)	36,311	939
Sierra Bancorp(Æ)	3,650	64	Addus HomeCare Corp.(Æ)	25,900	479
Signature Bank(Æ)	2,870	396	Adeptus Health, Inc. Class A(Æ)	36,494	2,486
Silver Bay Realty Trust Corp.(ö)	79,348	1,158	Aduro Biotech, Inc. Class A(Æ)(Ñ)	5,300	69
Simmons First National Corp. Class A	2,529	118	Air Methods Corp.(Æ)	59,710	2,208
SLM Corp.(Æ)	91,460	619	Akorn, Inc.(Æ)	27,751	706
South State Corp.	55,323	3,871	Allscripts Healthcare Solutions, Inc.(Æ)	306,064	4,101
Southern First Bancshares, Inc.(Æ)	800	20	AMAG Pharmaceuticals, Inc.(Æ)	170,038	4,509
Southern Missouri Bancorp, Inc.(Æ)	2,348	58	Amedisys, Inc.(Æ)	48,002	2,472
Southwest Bancorp, Inc.	171,982	2,760	American Renal Associates Holdings, Inc.
Sovran Self Storage, Inc.(ö)	15,000	1,593	(Æ)	14,610	411
Starwood Property Trust, Inc.(ö)	134,194	2,598	AMN Healthcare Services, Inc.(Æ)	171,586	6,093
State Auto Financial Corp.(Æ)	1,771	36	Analogic Corp.	26,463	2,090
State Bank Financial Corp.	260,117	5,431	AngioDynamics, Inc.(Æ)	16,562	203
Sterling Bancorp	15,536	254	Anika Therapeutics, Inc.(Æ)	17,837	814
Stewart Information Services Corp.	56,281	1,960	Athersys, Inc.(Æ)(Ñ)	233,014	538
Stifel Financial Corp.(Æ)	100	3	Atrion Corp.	1,327	527
Stock Yards Bancorp, Inc.	8,302	336	BioDelivery Sciences International, Inc.(Æ)
Stonegate Bank	74,812	2,357	(Ñ)	802,324	2,712
STORE Capital Corp.(ö)	34,800	893	BioSpecifics Technologies Corp.(Æ)	4,900	174
Suffolk Bancorp(Æ)	4,038	97	BioTelemetry, Inc.(Æ)	107,148	1,685
Summit Hotel Properties, Inc.(ö)	63,435	723	Calithera Biosciences, Inc.(Æ)	3,500	19
Sunstone Hotel Investors, Inc.(ö)	108,468	1,389

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 113

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cambrex Corp.(Æ)	77,131	3,721	Molina Healthcare, Inc.(Æ)	82,999	4,296
Cantel Medical Corp.	25,650	1,718	NanoString Technologies, Inc.(Æ)	54,054	861
Capital Senior Living Corp.(Æ)	221,452	4,442	National HealthCare Corp.	3,064	198
Celator Pharmaceuticals, Inc.(Æ)(Ñ)	44,504	671	Natus Medical, Inc.(Æ)	100,379	3,199
Cerus Corp.(Æ)	130,087	814	Navidea Biopharmaceuticals, Inc.(Æ)(Ñ)	35,100	48
Chemed Corp.	45,195	5,865	Neogen Corp.(Æ)	39,075	1,846
ChemoCentryx, Inc.(Æ)(Ñ)	21,600	52	NeoGenomics, Inc.(Æ)	483,930	3,939
Computer Programs & Systems, Inc.(Ñ)	27,094	1,391	Nevro Corp.(Æ)	19,091	1,284
CorVel Corp.(Æ)	47,976	2,169	NewLink Genetics Corp.(Æ)(Ñ)	49,293	799
Cross Country Healthcare, Inc.(Æ)	132,800	1,651	Nivalis Therapeutics, Inc.(Æ)	7,631	32
CryoLife, Inc.(Æ)	55,613	690	Nobilis Health Corp.(Æ)(Ñ)	58,407	247
Cynosure, Inc. Class A(Æ)	148,024	7,244	NuVasive, Inc.(Æ)	17,032	902
CytomX Therapeutics, Inc.(Æ)(Ñ)	32,451	419	Omnicell, Inc.(Æ)	4,534	144
Depomed, Inc.(Æ)(Ñ)	90,231	1,568	OraSure Technologies, Inc.(Æ)	98,516	707
Derma Sciences, Inc.(Æ)	38,854	135	Owens & Minor, Inc.	80,359	2,924
Dipexium Pharmaceuticals, Inc.(Æ)	22,900	297	Pacific Biosciences of California, Inc.(Æ)	78,035	753
Eagle Pharmaceuticals, Inc.(Æ)	14,153	536	PDL BioPharma, Inc.	699,172	2,636
Emergent BioSolutions, Inc.(Æ)	34,500	1,329	Penumbra, Inc.(Æ)	17,249	940
Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	20,338	594	Peregrine Pharmaceuticals, Inc.(Æ)	38,300	14
EndoChoice Holdings, Inc.(Æ)(Ñ)	54,390	300	Prestige Brands Holdings, Inc.(Æ)	81,198	4,610
Endocyte, Inc.(Æ)	6,100	24	Prothena Corp. PLC(Æ)	772	33
Ensign Group, Inc. (The)	249,600	5,631	Providence Service Corp. (The)(Æ)	47,900	2,387
Envision Healthcare Holdings, Inc.(Æ)	48,002	1,086	Quality Systems, Inc.	21,400	301
Everyday Health, Inc.(Æ)	42,300	245	Retrophin, Inc.(Æ)	90,471	1,247
Exactech, Inc.(Æ)	26,664	606	Rigel Pharmaceuticals, Inc.(Æ)	175,608	497
ExamWorks Group, Inc.(Æ)	22,300	804	Sagent Pharmaceuticals, Inc.(Æ)	110,328	1,284
Exelixis, Inc.(Æ)(Ñ)	130,282	601	SeaSpine Holdings Corp.(Æ)	4,800	72
Fate Therapeutics, Inc.(Æ)(Ñ)	62,500	119	Sequenom, Inc.(Æ)	11,540	15
Five Prime Therapeutics, Inc.(Æ)	49,859	2,373	Spectranetics Corp. (The)(Æ)(Ñ)	43,382	738
Five Star Quality Care, Inc.(Æ)	104,251	254	Stemline Therapeutics, Inc.(Æ)	18,232	100
Flamel Technologies SA - ADR(Æ)	411,850	4,720	STERIS PLC(Æ)	110,863	7,835
Genesis Healthcare, Inc. Class A(Æ)	43,500	110	Sucampo Pharmaceuticals, Inc. Class A(Æ)	12,627	136
Globus Medical, Inc. Class A(Æ)	326,039	8,164	Supernus Pharmaceuticals, Inc.(Æ)	223,480	3,835
HealthSouth Corp.	76,478	3,171	SurModics, Inc.(Æ)	75,826	1,526
Heron Therapeutics, Inc.(Æ)(Ñ)	25,002	536	Tandem Diabetes Care, Inc.(Æ)	73,728	821
Heska Corp.(Æ)	45,000	1,377	TherapeuticsMD, Inc.(Æ)(Ñ)	73,676	608
ICON PLC(Æ)	11,724	792	Theravance Biopharma, Inc.(Æ)(Ñ)	40,824	847
ICU Medical, Inc.(Æ)	20,500	2,036	Trevena, Inc.(Æ)	52,105	406
Ignyta, Inc.(Æ)	10,600	73	Trinity Biotech PLC - ADR	225,600	2,594
Impax Laboratories, Inc.(Æ)	33,438	1,115	Triple-S Management Corp. Class B(Æ)	28,933	753
INC Research Holdings, Inc. Class A(Æ)	46,212	2,224	Unilife Corp.(Æ)(Ñ)	66,500	37
Inogen, Inc.(Æ)	17,316	846	US Physical Therapy, Inc.	1,254	63
Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	78,499	823	Utah Medical Products, Inc.	13,403	897
Insys Therapeutics, Inc.(Æ)(Ñ)	73,384	1,063	Vascular Solutions, Inc.(Æ)	19,782	691
Integra LifeSciences Holdings Corp.(Æ)	48,213	3,414	Verastem, Inc.(Æ)	88,780	147
Intersect ENT, Inc.(Æ)	42,729	857	Versartis, Inc.(Æ)	39,800	361
Intra-Cellular Therapies, Inc.(Æ)	18,942	650	Vical, Inc.(Æ)	43,900	18
Invacare Corp.	123,082	1,383	VWR Corp.(Æ)	96,724	2,577
iRadimed Corp.(Æ)	30,069	492	WellCare Health Plans, Inc.(Æ)	12,218	1,100
Lantheus Holdings, Inc.(Æ)	500	1	XOMA Corp.(Æ)	36,500	30
LeMaitre Vascular, Inc.	95,753	1,588	Zeltiq Aesthetics, Inc.(Æ)	69,019	2,064
Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	91,822	1,268			208,105
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	72,978	8,821
Lipocine, Inc.(Æ)	37,684	367	Materials and Processing - 5.3%
Loxo Oncology, Inc.(Æ)(Ñ)	19,983	461	A Schulman, Inc.	115,727	3,228
Luminex Corp.(Æ)	5,185	104	Aceto Corp.	34,757	780
Magellan Health, Inc.(Æ)	39,700	2,797	AK Steel Holding Corp.(Æ)(Ñ)	159,200	745
Masimo Corp.(Æ)	9,000	390	Allegheny Technologies, Inc.(Ñ)	39,700	649
Meridian Bioscience, Inc.	48,979	936	American Vanguard Corp.(Æ)	36,023	596
MiMedx Group, Inc.(Æ)(Ñ)	136,348	1,027	Apogee Enterprises, Inc.	121,946	5,053

See accompanying notes which are an integral part of the financial statements.

114 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Armstrong Flooring, Inc.(Æ)	191,195	2,784	US Silica Holdings, Inc.(Ñ)	116,665	2,981
Armstrong World Industries, Inc.(Æ)	56,090	2,289			99,254
Aspen Aerogels, Inc.(Æ)	13,900	66
Axiall Corp.	205,840	4,847	Producer Durables - 14.7%
Beacon Roofing Supply, Inc.(Æ)	18,073	772	AAR Corp.	46,714	1,123
Belden, Inc.	933	59	ABM Industries, Inc.	41,110	1,322
Berry Plastics Group, Inc.(Æ)	114,302	4,117	ACCO Brands Corp.(Æ)	287,678	2,744
Boise Cascade Co.(Æ)	63,050	1,316	Advanced Energy Industries, Inc.(Æ)	21,356	691
Cabot Microelectronics Corp.(Æ)	37,443	1,568	Aerovironment, Inc.(Æ)	23,933	691
Carpenter Technology Corp.	25,800	914	AGCO Corp.	2,300	123
Century Aluminum Co.(Æ)	66,605	587	Air Transport Services Group, Inc.(Æ)	104,507	1,472
Chase Corp.(Æ)	12,081	680	Allegiant Travel Co. Class A	10,920	1,753
Cliffs Natural Resources, Inc.(Æ)(Ñ)	241,504	1,273	Allied Motion Technologies, Inc.	82,127	1,770
Comfort Systems USA, Inc.	28,018	826	Altra Industrial Motion Corp.	86,160	2,473
Commercial Metals Co.	42,400	760	American Superconductor Corp.(Æ)(Ñ)	7,400	74
Compass Minerals International, Inc.(Ñ)	87,160	6,533	ArcBest Corp.	3,200	61
Continental Building Products, Inc.(Æ)	48,835	958	Ardmore Shipping Corp.	108,900	1,018
Core Molding Technologies, Inc.(Æ)	3,720	44	Astec Industries, Inc.	45,124	2,184
FutureFuel Corp.	10,814	122	Atlas Air Worldwide Holdings, Inc.(Æ)	12,610	504
Gibraltar Industries, Inc.(Æ)	48,789	1,290	Babcock & Wilcox Co. (The) Class W	212,120	7,083
Global Brass & Copper Holdings, Inc.	34,854	945	Babcock & Wilcox Enterprises, Inc.(Æ)	282,027	6,444
Greif, Inc. Class A	109,511	3,800	Badger Meter, Inc.(Æ)	9,785	698
Haynes International, Inc.	61,088	2,293	Briggs & Stratton Corp.	27,797	588
Headwaters, Inc.(Æ)	4,035	81	Brink's Co. (The)	81,410	2,755
Hi-Crush Partners LP(Æ)	68,859	503	CAI International, Inc.(Æ)	1,000	10
Innospec, Inc.	4,486	217	CBIZ, Inc.(Æ)	300,401	3,058
Installed Building Products, Inc.(Æ)	28,197	749	CDI Corp.	56,610	405
Insteel Industries, Inc.	33,624	975	CEB, Inc.	52,808	3,258
Interface, Inc. Class A	226,182	3,850	CECO Environmental Corp.	16,657	110
Kraton Performance Polymers, Inc.(Æ)	18,549	421	Celadon Group, Inc.	139,776	1,408
Kronos Worldwide, Inc.(Ñ)	416,718	2,771	Chart Industries, Inc.(Æ)	73,644	1,896
Landec Corp.(Æ)	188,073	2,116	CIRCOR International, Inc.(Æ)	11,105	627
LSI Industries, Inc.(Æ)	53,299	674	Clarcor, Inc.	69,738	4,098
NCI Building Systems, Inc.(Æ)	72,280	1,065	Control4 Corp.(Æ)(Ñ)	101,526	752
NewMarket Corp.	8,338	3,386	Convergys Corp.	38,487	1,020
Northwest Pipe Co.(Æ)	19,057	206	CoStar Group, Inc.(Æ)	12,803	2,526
Olympic Steel, Inc.	2,100	47	Covanta Holding Corp.	59,800	972
PGT, Inc.(Æ)	126,316	1,322	Covenant Transportation Group, Inc. Class
Ply Gem Holdings, Inc.(Æ)	45,322	664	A(Æ)	34,961	696
PolyOne Corp.	180,449	6,493	CPI Aerostructures, Inc.(Æ)	81,967	566
Quaker Chemical Corp.	49,901	4,444	CRA International, Inc.(Æ)	26,901	584
Quanex Building Products Corp.	28,036	528	Crane Co.	66,961	3,721
Rayonier Advanced Materials, Inc.	14,400	148	CUI Global, Inc.(Æ)(Ñ)	155,585	1,299
Reliance Steel & Aluminum Co.	1,400	104	Curtiss-Wright Corp.	30,909	2,367
Resolute Forest Products, Inc.(Æ)	67,158	390	Darling Ingredients, Inc.(Æ)	27,907	404
Ryerson Holding Corp.(Æ)	3,200	28	Dorian LPG, Ltd.(Æ)	91,200	927
Schnitzer Steel Industries, Inc. Class A	29,917	617	Ducommun, Inc.(Æ)	9,300	148
Schweitzer-Mauduit International, Inc.	97,089	3,339	Dycom Industries, Inc.(Æ)	48,100	3,396
Senomyx, Inc.(Æ)(Ñ)	11,800	29	Echo Global Logistics, Inc.(Æ)	85,800	2,005
Silgan Holdings, Inc.	31,800	1,613	EMCOR Group, Inc.	45,020	2,183
Stepan Co.	20,212	1,239	Energy Recovery, Inc.(Æ)(Ñ)	58,158	707
Summit Materials, Inc. Class A(Æ)	100,254	2,095	Engility Holdings, Inc.(Æ)	83,851	1,649
TimkenSteel Corp.	98,778	1,258	Esterline Technologies Corp.(Æ)	8,365	574
Tredegar Corp.(Æ)	1,600	26	ExlService Holdings, Inc.(Æ)	26,974	1,305
UFP Technologies, Inc.(Å)(Æ)	1,200	30	Exponent, Inc.	86,160	4,294
Unifi, Inc.(Æ)	8,443	217	Franklin Electric Co., Inc.	62,921	1,988
Universal Forest Products, Inc.	8,661	664	FreightCar America, Inc.	229,559	3,937
US Concrete, Inc.(Æ)	65,893	4,070	Frontline, Ltd./Bermuda(Æ)(Ñ)	16,100	133
			G&K Services, Inc. Class A	48,639	3,436
			Gener8 Maritime, Inc.(Æ)	32,024	232

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 115

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Generac Holdings, Inc.(Æ)	25,800	983	PFSweb, Inc.(Æ)	125,583	1,771
Genesee & Wyoming, Inc. Class A(Æ)	15,040	979	Powell Industries, Inc.	6,804	212
Golden Ocean Group, Ltd.(Æ)	33,500	29	Power Solutions International, Inc.(Æ)(Ñ)	13,503	175
Granite Construction, Inc.	194,681	8,681	Primoris Services Corp.	159,537	3,732
Great Lakes Dredge & Dock Corp.(Æ)	755,700	3,454	Quad/Graphics, Inc.	55,300	694
Greenbrier Cos., Inc.(Ñ)	68,650	2,059	Rand Logistics, Inc.(Æ)	96,700	94
Hackett Group, Inc. (The)	40,644	605	Regal Beloit Corp.	96,798	6,236
Hardinge, Inc.	7,800	101	Ritchie Bros Auctioneers, Inc.(Ñ)	144,591	4,148
Hawaiian Holdings, Inc.(Æ)	7,599	320	Roadrunner Transportation Systems, Inc.(Æ)	17,900	212
Healthcare Services Group, Inc.	130,592	4,943	RPX Corp. Class A(Æ)	36,700	407
HEICO Corp.	90,737	5,563	Saia, Inc.(Æ)	4,900	142
Heidrick & Struggles International, Inc.(Æ)	20,000	395	Scorpio Bulkers, Inc.(Æ)(Ñ)	21,200	82
HNI Corp.	45,253	1,978	Scorpio Tankers, Inc.	356,700	2,233
Houston Wire & Cable Co.	46,300	338	SkyWest, Inc.	235,290	5,529
Hub Group, Inc. Class A(Æ)	33,090	1,275	Spartan Motors, Inc.	30,471	148
Huron Consulting Group, Inc.(Æ)	80,981	4,503	Standex International Corp.	40,301	3,091
Hyster-Yale Materials Handling, Inc.	28,431	1,741	StealthGas, Inc.(Æ)(Ñ)	176,351	690
ICF International, Inc.(Æ)	94,200	3,709	Steelcase, Inc. Class A	203,171	3,100
Information Services Group, Inc.(Æ)	531,744	2,180	Sterling Construction Co., Inc.(Æ)	10,200	53
InnerWorkings, Inc.(Æ)	63,100	516	SuperCom, Ltd.(Æ)(Ñ)	142,788	584
Insperity, Inc.	22,861	1,206	Swift Transportation Co. Class A(Æ)(Ñ)	220,103	3,658
Kaman Corp. Class A	37,700	1,587	Sykes Enterprises, Inc.(Æ)	61,672	1,798
KBR, Inc.	561,296	8,734	TASER International, Inc.(Æ)(Ñ)	2,708	49
Kelly Services, Inc. Class A	15,900	298	Teledyne Technologies, Inc.(Æ)	44,210	4,109
Kforce, Inc.	6,610	126	TeleTech Holdings, Inc.(Æ)	2,583	72
Kimball International, Inc. Class B	279,290	3,251	Textainer Group Holdings, Ltd.(Ñ)	35,444	547
KLX, Inc.(Æ)	15,010	506	Titan Machinery, Inc.(Æ)(Ñ)	89,600	1,165
Knight Transportation, Inc.	22,428	596	TopBuild Corp.(Æ)	33,020	1,031
Korn/Ferry International	30,400	825	TransDigm Group, Inc.(Æ)	6,800	1,549
Kratos Defense & Security Solutions, Inc.(Æ)	50,300	267	TriMas Corp.(Æ)	166,000	3,005
Layne Christensen Co.(Æ)(Ñ)	161,180	1,433	Triumph Group, Inc.	36,200	1,310
Liquidity Services, Inc.(Æ)	40,100	224	Tutor Perini Corp.(Æ)	264,944	4,191
Littelfuse, Inc.	36,735	4,279	Twin Disc, Inc.	5,500	73
Lydall, Inc.(Æ)	17,887	658	USA Truck, Inc.(Æ)	6,600	117
Manitowoc Co., Inc. (The)(Æ)(Ñ)	256,921	1,464	Vectrus, Inc.(Æ)	163,699	3,529
Manitowoc Foodservice, Inc.(Æ)	128,870	1,934	Virgin America, Inc.(Æ)	7,708	429
ManpowerGroup, Inc.	1,500	116	Vishay Precision Group, Inc.(Æ)	14,500	217
Marlin Business Services Corp.	1,900	28	WageWorks, Inc.(Æ)	112,191	6,043
Marten Transport, Ltd.	23,185	433			276,498
MasTec, Inc.(Æ)	263,349	5,967
Matson, Inc.	29,777	1,158	Technology - 14.7%
MAXIMUS, Inc.	118,482	6,268	A10 Networks, Inc.(Æ)	63,398	378
Maxwell Technologies, Inc.(Æ)	24,095	155	ACI Worldwide, Inc.(Æ)	62,800	1,255
McGrath RentCorp	142,227	3,467	Acxiom Corp.(Æ)	241,364	5,303
Mistras Group, Inc.(Æ)	51,907	1,265	ADTRAN, Inc.	326,247	6,303
Mitek Systems, Inc.(Æ)	478,334	3,540	Advanced Micro Devices, Inc.(Æ)	294,600	1,046
Mobile Mini, Inc.	28,078	905	Aerohive Networks, Inc.(Æ)	1,800	10
Modine Manufacturing Co.(Æ)	57,661	623	Alarm.com Holdings, Inc.(Æ)(Ñ)	35,227	804
Moog, Inc. Class A(Æ)	39,393	1,925	Alliance Fiber Optic Products, Inc.(Æ)	18,051	334
MSA Safety, Inc.	114,405	5,502	Alpha & Omega Semiconductor, Ltd.(Æ)	50,286	653
Multi-Color Corp.	16,800	1,005	Ambarella, Inc.(Æ)(Ñ)	45,082	1,853
MYR Group, Inc.(Æ)	21,041	537	American Science & Engineering, Inc.	12,390	355
Navigator Holdings, Ltd.(Æ)	42,400	646	Anixter International, Inc.(Æ)	22,399	1,395
Navios Maritime Acquisition Corp.(Ñ)	157,210	303	Apigee Corp.(Æ)	40,791	396
Navios Maritime Holdings, Inc.(Æ)(Ñ)	50,900	60	Applied Micro Circuits Corp.(Æ)	262,754	1,640
NV5 Global, Inc.(Æ)	5,810	144	Applied Optoelectronics, Inc.(Æ)(Ñ)	199,250	2,232
On Assignment, Inc.(Æ)	140,520	5,067	ARC Document Solutions, Inc.(Æ)	278,900	1,149
Orbital ATK, Inc.	8,500	739	Aspen Technology, Inc.(Æ)	32,902	1,251
Orion Marine Group, Inc.(Æ)	206,400	1,205	Autobytel, Inc.(Æ)	257,386	4,273
Oshkosh Corp.	106,719	5,213	Avid Technology, Inc.(Æ)	166,741	930

See accompanying notes which are an integral part of the financial statements.

116 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Bazaarvoice, Inc.(Æ)	85,724	287	Immersion Corp.(Æ)	155,400	1,136
Bel Fuse, Inc. Class B	19,674	328	Imperva, Inc.(Æ)	9,300	432
Benchmark Electronics, Inc.(Æ)	198,162	3,848	Infinera Corp.(Æ)	15,615	186
Benefitfocus, Inc.(Æ)	22,600	857	Infoblox, Inc.(Æ)	166,978	2,794
Black Box Corp.	10,100	148	Inphi Corp.(Æ)	32,442	963
Blucora, Inc.(Æ)	59,800	479	Insight Enterprises, Inc.(Æ)	4,632	114
BroadSoft, Inc.(Æ)	43,256	1,694	InterDigital, Inc.	28,835	1,643
Brocade Communications Systems, Inc.	16,200	156	InterXion Holding NV(Æ)	19,018	644
CACI International, Inc. Class A(Æ)	38,941	3,744	Intevac, Inc.(Æ)	3,694	18
CalAmp Corp.(Æ)	398,477	5,965	Ixia(Æ)	10,700	108
Calix, Inc.(Æ)	117,766	816	Jabil Circuit, Inc.	247,622	4,299
Callidus Software, Inc.(Æ)	391,300	7,161	Jive Software, Inc.(Æ)	23,900	97
Carbonite, Inc.(Æ)	8,900	67	Kemet Corp.(Æ)	56,616	131
Cavium, Inc.(Æ)	82,334	4,065	Key Tronic Corp.(Æ)	6,292	45
CEVA, Inc.(Æ)	49,033	1,131	KEYW Holding Corp. (The)(Æ)(Ñ)	197,800	1,363
Checkpoint Systems, Inc.(Æ)	15,486	157	Kimball Electronics, Inc.(Æ)	135,739	1,485
Ciber, Inc.(Æ)	547,000	1,269	Kopin Corp.(Æ)	29,150	48
Cohu, Inc.	293,438	3,392	KVH Industries, Inc.(Æ)	5,324	52
CommVault Systems, Inc.(Æ)	55,352	2,423	Leidos Holdings, Inc.	62,530	3,102
Computer Task Group, Inc.	4,100	21	Limelight Networks, Inc.(Æ)	105,084	184
comScore, Inc.(Æ)	22,919	702	Lionbridge Technologies, Inc.(Æ)	531,388	2,652
Comtech Telecommunications Corp.	2,541	61	LogMeIn, Inc.(Æ)	34,190	2,041
Cornerstone OnDemand, Inc.(Æ)	158,512	5,445	Lumentum Holdings, Inc.(Æ)	120,504	3,049
Cray, Inc.(Æ)	3,500	133	Luxoft Holding, Inc. Class A(Æ)	35,141	2,032
CSG Systems International, Inc.	32,434	1,439	MA-COM Technology Solutions Holdings,
CTS Corp.(Æ)	162,800	2,698	Inc.(Æ)	35,100	1,435
Cypress Semiconductor Corp.(Æ)(Ñ)	433,870	3,918	ManTech International Corp. Class A	131,526	4,446
Daktronics, Inc.	8,255	72	Marin Software, Inc.(Æ)	49,231	126
Datalink Corp.(Æ)	44,394	356	Marketo, Inc.(Æ)	257,117	5,654
Demand Media, Inc.(Æ)	22,595	133	Match Group, Inc.(Æ)(Ñ)	65,720	749
Diebold, Inc.	347,148	9,120	MaxLinear, Inc. Class A(Æ)	52,360	877
Digi International, Inc.(Æ)	130,600	1,380	MeetMe, Inc.(Æ)	189,961	650
Digimarc Corp.(Æ)(Ñ)	22,300	666	Mentor Graphics Corp.	83,132	1,659
Digital Turbine, Inc.(Æ)	39,300	34	Mercury Systems, Inc.(Æ)	182,202	3,830
Ebix, Inc.	16,368	788	Methode Electronics, Inc.	74,168	2,205
Electro Scientific Industries, Inc.(Æ)	144,714	1,020	Microsemi Corp.(Æ)	862	29
Ellie Mae, Inc.(Æ)	7,266	607	MicroStrategy, Inc. Class A(Æ)	6,360	1,140
EMCORE Corp.(Æ)	138,376	789	MobileIron, Inc.(Æ)(Ñ)	11,100	43
Entegris, Inc.(Æ)	13,294	177	Model N, Inc.(Æ)	105,255	1,124
Envestnet, Inc.(Æ)	4,596	144	Monotype Imaging Holdings, Inc.	285,153	6,282
EPAM Systems, Inc.(Æ)	5,918	432	Nanometrics, Inc.(Æ)	37,140	663
ePlus, Inc.(Æ)	3,717	299	NeoPhotonics Corp.(Æ)	320,524	3,843
Exa Corp.(Æ)	984	13	NETGEAR, Inc.(Æ)	28,052	1,189
Exar Corp.(Æ)	579,283	3,534	NetScout Systems, Inc.(Æ)	63,500	1,414
Extreme Networks, Inc.(Æ)	477,399	1,676	NeuStar, Inc. Class A(Æ)	14,756	347
Fabrinet(Æ)	93,224	2,980	NICE-Systems, Ltd. - ADR(Æ)	5,012	320
FEI Co.	45,859	4,082	Novatel Wireless, Inc.(Æ)(Ñ)	2,900	4
Finisar Corp.(Æ)	14,800	244	NVE Corp.	3,067	176
Five9, Inc.(Æ)	187,729	1,736	Oclaro, Inc.(Æ)(Ñ)	248,047	1,253
FormFactor, Inc.(Æ)	173,359	1,335	Ooma, Inc.(Æ)(Ñ)	26,788	189
Gigamon, Inc.(Æ)	88,378	2,880	Paycom Software, Inc.(Æ)	30,428	1,163
GigPeak, Inc.(Æ)	77,171	177	PC Connection, Inc.(Æ)	48,011	1,141
Globant SA(Æ)(Ñ)	18,970	673	PC-Telephone, Inc.	7,800	35
GrubHub, Inc.(Æ)(Ñ)	84,209	2,208	PDF Solutions, Inc.(Æ)	600,846	8,081
GTT Communications, Inc.(Æ)	80,600	1,288	Perficient, Inc.(Æ)	241,459	5,042
Guidance Software, Inc.(Æ)	11,600	59	Photronics, Inc.(Æ)	153,249	1,621
Harmonic, Inc.(Æ)	406,440	1,406	Pixelworks, Inc.(Æ)(Ñ)	77,869	162
IAC/InterActiveCorp	23,597	1,093	Plantronics, Inc.	21,300	819
II-VI, Inc.(Æ)	29,805	622	Plexus Corp.(Æ)	12,222	510
Imation Corp.(Æ)	1,036	2	Polycom, Inc.(Æ)	92,384	1,104

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 117

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Power Integrations, Inc.	55,420	2,674		FairPoint Communications, Inc.(Æ)	73,445		974
Proofpoint, Inc.(Æ)	83,606	4,871		Genie Energy, Ltd. Class B(Æ)	27,039		199
Q2 Holdings, Inc.(Æ)	125,915	3,011		Gogo, Inc.(Æ)(Ñ)	67,603		716
QAD, Inc. Class A	52,400	1,028		Hawaiian Telcom Holdco, Inc.(Æ)	1,800		41
QLogic Corp.(Æ)	8,823	115		Idacorp, Inc.	22,395		1,629
Quantum Corp.(Æ)	748,172	344		IDT Corp. Class B(Æ)	21,276		326
Radisys Corp.(Æ)	217,891	972		inContact, Inc.(Æ)	281,944		2,625
Rambus, Inc.(Æ)	76,159	885		Inteliquent, Inc.	105,797		1,755
RetailMeNot, Inc.(Æ)	84,899	716		Intelsat SA(Æ)(Ñ)	101,500		401
Rightside Group, Ltd.(Æ)	13,700	124		Iridium Communications, Inc.(Æ)(Ñ)	185,748		1,499
Rogers Corp.(Æ)	19,059	1,093		j2 Global, Inc.	110,855		7,041
Rovi Corp.(Æ)	31,533	556		MGE Energy, Inc.	1,254		63
Rubicon Project, Inc. (The)(Æ)	135,757	2,630		Middlesex Water Co.	19,475		712
Rudolph Technologies, Inc.(Æ)	51,117	709		New Jersey Resources Corp.	121,670		4,341
Sanmina Corp.(Æ)	89,807	2,124		Northwest Natural Gas Co.	41,401		2,134
ScanSource, Inc.(Æ)	13,544	551		NorthWestern Corp.	35,435		2,014
Science Applications International Corp.	96,314	5,113		NRG Yield, Inc. Class A	161,202		2,439
ShoreTel, Inc.(Æ)	74,106	454		ONE Gas, Inc.	23,885		1,397
Sigma Designs, Inc.(Æ)	100,988	639		Orbcomm, Inc.(Æ)	86,308		855
Silicon Motion Technology Corp. - ADR	11,440	441		Ormat Technologies, Inc.(Ñ)	48,440		2,102
Silver Spring Networks, Inc.(Æ)(Ñ)	36,840	518		Piedmont Natural Gas Co., Inc.	35,069		2,097
Sonus Networks, Inc.(Æ)	110,937	916		PNM Resources, Inc.	94,300		2,987
SPS Commerce, Inc.(Æ)	11,829	602		Portland General Electric Co.	115,893		4,603
Super Micro Computer, Inc.(Æ)	22,032	593		Pure Cycle Corp.(Å)(Æ)(Ñ)	253,422		1,176
SYNNEX Corp.	39,281	3,243		Shenandoah Telecommunications Co.(Æ)	78,278		2,246
Syntel, Inc.(Æ)	2,238	95		SJW Corp.	18,490		636
TechTarget, Inc.(Æ)	259,659	2,015		South Jersey Industries, Inc.	357,570		9,981
TeleNav, Inc.(Æ)	61,776	352		Southwest Gas Corp.	1,582		103
Tessera Technologies, Inc.	30,541	877		Spark Energy, Inc. Class A	28,586		737
Tremor Video, Inc.(Æ)	30,450	61		Spok Holdings, Inc.	32,356		550
Tyler Technologies, Inc.(Æ)	22,925	3,356		Talen Energy Corp.(Æ)	269,270		3,140
Ultimate Software Group, Inc.(Æ)	14,600	2,870		WGL Holdings, Inc.	27,806		1,888
Ultra Clean Holdings(Æ)	28,800	164		York Water Co. (The)(Æ)	22,075		655
Ultratech, Inc.(Æ)	120,127	2,606					82,158
Unisys Corp.(Æ)	48,655	375
United Online, Inc.(Æ)	321,484	3,482		Total Common Stocks
USA Technologies, Inc.(Æ)(Ñ)	384,115	1,682
VeriFone Systems, Inc.(Æ)	46,166	1,314		(cost $1,674,505)			1,806,183
Verint Systems, Inc.(Æ)	23,500	795
Viavi Solutions, Inc. Class W(Æ)	290,740	1,893	Short	-Term Investments - 4.2%
Violin Memory, Inc.(Æ)	57,851	20		Russell U.S. Cash Management Fund	74,095,315	(8)	74,095
Vocera Communications, Inc.(Æ)	128,481	1,506		United States Treasury Bills
Xcerra Corp.(Æ)	403,687	2,382		0.303% due 08/11/16 (§)	5,500		5,496
Zynga, Inc. Class A(Æ)	354,200	843		Total Short-Term Investments
		275,542		(cost $79,591)			79,591
Utilities - 4.4%				Other Securities - 6.7%
8x8, Inc.(Æ)	241,010	2,733		Russell U.S. Cash Collateral Fund(×)	124,765,410	(8)	124,765
ALLETE, Inc.	23,000	1,292		Total Other Securities
American States Water Co.	112,414	4,687		(cost $124,765)			124,765
Artesian Resources Corp. Class A	13,766	372
Atlantic Tele-Network, Inc.	7,100	511
Avista Corp.	27,654	1,108		Total Investments 107.2%
Black Hills Corp.	15,100	915		(identified cost $1,878,861)			2,010,539
Boingo Wireless, Inc.(Æ)	297,500	2,288
California Water Service Group	43,109	1,204		Other Assets and Liabilities, Net
Chesapeake Utilities Corp.	21,285	1,267	-	(7.2%)			(134,921)
Connecticut Water Service, Inc.	15,528	730		Net Assets - 100.0%			1,875,618
Consolidated Water Co., Ltd.	52,210	725
Empire District Electric Co. (The)	7,852	264

See accompanying notes which are an integral part of the financial statements.

118 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
Pure Cycle Corp.	09/10/13	253,422	5.22	1,323	1,176
UFP Technologies, Inc.	04/13/16	1,200	22.89	27	30
					1,206
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	692	USD	78,030	06/16	1,548
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,548

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$266,282	$—	$—	$266,282	14.2
Consumer Staples	60,769	—	—	60,769	3.2
Energy	63,941	—	—	63,941	3.4
Financial Services	473,634	—	—	473,634	25.3
Health Care	208,105	—	—	208,105	11.1
Materials and Processing	99,254	—	—	99,254	5.3
Producer Durables	276,498	—	—	276,498	14.7
Technology	275,542	—	—	275,542	14.7
Utilities	82,158	—	—	82,158	4.4
Short-Term Investments (a)	—	5,496	—	79,591	4.2
Other Securities (a)	—	—	—	124,765	6.7
Total Investments	1,806,183	5,496	—	2,010,539	107.2
Other Assets and Liabilities, Net					(7.2)
					100.0
Other Financial Instruments
Futures Contracts	1,548	—	—	1,548	0.1
Total Other Financial Instruments*	$1,548	$—	$—	$1,548

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 119

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,548
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(248)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$983

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

120 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$118,069	$—	$118,069
Total Financial and Derivative Assets		118,069	—	118,069
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$118,069	$—	$118,069

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$17,966	$—	$17,966	$—
Citigroup	28,459	—	28,459	—
Credit Suisse	5,907	—	5,907	—
Deutsche Bank	5,107	—	5,107	—
Fidelity	27,999	—	27,999	—
Goldman Sachs	8,611	—	8,611	—
JPMorgan Chase	7,417	—	7,417	—
Merrill Lynch	518	—	518	—
Morgan Stanley	14,802	—	14,802	—
UBS	1,283	—	1,283	—
Total	$118,069	$—	$118,069	$—

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 121

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$880	$—	$880
Total Financial and Derivative Liabilities		880	—	880
Financial and Derivative Liabilities not subject to a netting agreement		(880)	—	(880)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

122 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,878,861
Investments, at fair value(*)(>)	2,010,539
Cash	635
Foreign currency holdings(^)	889
Receivables:
Dividends and interest	908
Dividends from affiliated Russell funds	25
Investments sold	19,349
Fund shares sold	934
Prepaid expenses	23
Total assets	2,033,302
Liabilities
Payables:
Investments purchased	28,696
Fund shares redeemed	1,750
Accrued fees to affiliates	1,413
Other accrued expenses	180
Variation margin on futures contracts	880
Payable upon return of securities loaned	124,765
Total liabilities	157,684
Net Assets	$1,875,618

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 123

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(615)
Accumulated net realized gain (loss)	(100,169)
Unrealized appreciation (depreciation) on:
Investments	131,678
Futures contracts	1,548
Foreign currency-related transactions	(245)
Shares of beneficial interest	715
Additional paid-in capital	1,842,706
Net Assets	$1,875,618
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$26.01
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$27.60
Class A — Net assets	$20,712,101
Class A — Shares outstanding ($.01 par value)	796,168
Net asset value per share: Class C(#)	$24.85
Class C — Net assets	$24,371,905
Class C — Shares outstanding ($.01 par value)	980,608
Net asset value per share: Class E(#)	$26.14
Class E — Net assets	$31,128,502
Class E — Shares outstanding ($.01 par value)	1,190,868
Net asset value per share: Class I(#)	$26.36
Class I — Net assets	$154,813,819
Class I — Shares outstanding ($.01 par value)	5,873,939
Net asset value per share: Class R6(#)	$26.23
Class R6 — Net assets	$109,902
Class R6 — Shares outstanding ($.01 par value)	4,190
Net asset value per share: Class S(#)	$26.22
Class S — Net assets	$ 1,218,245,980
Class S — Shares outstanding ($.01 par value)	46,454,917
Net asset value per share: Class Y(#)	$26.24
Class Y — Net assets	$426,235,519
Class Y — Shares outstanding ($.01 par value)	16,246,625
Amounts in thousands
(^) Foreign currency holdings - cost	$1,134
(*) Securities on loan included in investments	$118,069
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$198,860

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

124 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$12,903
Dividends from affiliated Russell funds	110
Interest	4
Securities lending income (net)	1,605
Total investment income	14,622
Expenses
Advisory fees	6,607
Administrative fees	455
Custodian fees	194
Distribution fees - Class A	27
Distribution fees - Class C	93
Transfer agent fees - Class A	21
Transfer agent fees - Class C	25
Transfer agent fees - Class E	30
Transfer agent fees - Class I	94
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,224
Transfer agent fees - Class Y	9
Professional fees	97
Registration fees	58
Shareholder servicing fees - Class C	31
Shareholder servicing fees - Class E	38
Trustees’ fees	30
Printing fees	144
Miscellaneous	16
Expenses before reductions	9,193
Expense reductions	—**
Net expenses	9,193
Net investment income (loss)	5,429
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(68,404)
Futures contracts	(248)
Net realized gain (loss)	(68,652)
Net change in unrealized appreciation (depreciation) on:
Investments	37,706
Futures contracts	983
Foreign currency-related transactions	36
Net change in unrealized appreciation (depreciation)	38,725
Net realized and unrealized gain (loss)	(29,927)
Net Increase (Decrease) in Net Assets from Operations	$(24,498)
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 125

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,429	$11,155
Net realized gain (loss)	(68,652)	131,769
Net change in unrealized appreciation (depreciation)	38,725	(159,281)
Net increase (decrease) in net assets from operations	(24,498)	(16,357)
Distributions
From net investment income
Class A	(100)	(17)
Class C	—**	—**
Class E	(125)	(14)
Class I	(1,284)	(698)
Class S	(8,818)	(4,629)
Class Y	(4,165)	(2,904)
From net realized gain
Class A	(1,532)	(1,756)
Class C	(1,864)	(2,322)
Class E	(2,105)	(2,888)
Class I	(10,846)	(12,775)
Class S	(87,215)	(103,194)
Class Y	(30,120)	(41,652)
Net decrease in net assets from distributions	(148,174)	(172,849)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(21,962)	(184,494)
Total Net Increase (Decrease) in Net Assets	(194,634)	(373,700)
Net Assets
Beginning of period	2,070,252	2,443,952
End of period	$1,875,618	$2,070,252
Undistributed (overdistributed) net investment income included in net assets	$(615)	$8,448

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

126 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	31	$812	91	$2,716
Proceeds from reinvestment of distributions	63	1,614	60	1,765
Payments for shares redeemed	(124)	(3,138)	(146)	(4,310)
Net increase (decrease)	(30)	(712)	5	171
Class C
Proceeds from shares sold	27	664	90	2,610
Proceeds from reinvestment of distributions	76	1,852	81	2,316
Payments for shares redeemed	(147)	(3,556)	(251)	(7,205)
Net increase (decrease)	(44)	(1,040)	(80)	(2,279)
Class E
Proceeds from shares sold	74	1,857	102	3,078
Proceeds from reinvestment of distributions	83	2,132	94	2,782
Payments for shares redeemed	(108)	(2,772)	(427)	(12,697)
Net increase (decrease)	49	1,217	(231)	(6,837)
Class I
Proceeds from shares sold	544	13,695	1,036	31,023
Proceeds from reinvestment of distributions	461	11,869	445	13,302
Payments for shares redeemed	(1,190)	(30,912)	(1,554)	(46,892)
Net increase (decrease)	(185)	(5,348)	(73)	(2,567)
Class R6(1)
Proceeds from shares sold	4	100	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	4	100	—	—
Class S
Proceeds from shares sold	4,880	128,161	8,794	265,900
Proceeds from reinvestment of distributions	3,720	95,360	3,598	107,104
Payments for shares redeemed	(8,859)	(227,088)	(14,161)	(427,728)
Net increase (decrease)	(259)	(3,567)	(1,769)	(54,724)
Class Y
Proceeds from shares sold	334	8,411	699	21,210
Proceeds from reinvestment of distributions	1,338	34,286	1,497	44,556
Payments for shares redeemed	(2,075)	(55,309)	(5,997)	(184,024)
Net increase (decrease)	(403)	(12,612)	(3,801)	(118,258)
Total increase (decrease)	(868)	$(21,962)	(5,949)	$(184,494)

(1) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 127

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	28.33	.04	(.37)	(.33)	(.12)	(1.87)
October 31, 2015	30.93	.06	(.50)	(.44)	(.02)	(2.14)
October 31, 2014	33.31	.04	2.13	2.17	(.05)	(4.50)
October 31, 2013	23.77	.16	9.55	9.71	(.17)	—
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—
October 31, 2011	20.39	.02	1.32	1.34	(.06)	—

Class C
April 30, 2016*	27.13	(.06)	(.35)	(.41)	—	(1.87)
October 31, 2015	29.89	(.16)	(.46)	(.62)	—	(2.14)
October 31, 2014	32.51	(.20)	2.08	1.88	—	(4.50)
October 31, 2013	23.22	(.04)	9.33	9.29	—	—
October 31, 2012	21.32	(.12)	2.02	1.90	—	—
October 31, 2011	20.16	(.15)	1.31	1.16	—	—

Class E
April 30, 2016*	28.45	.04	(.37)	(.33)	(.11)	(1.87)
October 31, 2015	31.03	.06	(.49)	(.43)	(.01)	(2.14)
October 31, 2014	33.39	.04	2.13	2.17	(.03)	(4.50)
October 31, 2013	23.84	.17	9.56	9.73	(.18)	—
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—
October 31, 2011	20.45	.04	1.30	1.35	(.06)	—

Class I
April 30, 2016*	28.74	.08	(.37)	(.29)	(.22)	(1.87)
October 31, 2015	31.33	.16	(.49)	(.33)	(.12)	(2.14)
October 31, 2014	33.66	.14	2.16	2.30	(.13)	(4.50)
October 31, 2013	24.03	.27	9.61	9.88	(.25)	—
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—
October 31, 2011	20.60	.10	1.32	1.42	(.11)	—

Class R6
April 30, 2016(8)	23.87	.01	2.35	2.36	—	—

Class S
April 30, 2016*	28.59	.07	(.37)	(.30)	(.20)	(1.87)
October 31, 2015	31.19	.14	(.51)	(.37)	(.09)	(2.14)
October 31, 2014	33.53	.10	2.17	2.27	(.11)	(4.50)
October 31, 2013	23.94	.23	9.59	9.82	(.23)	—
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—
October 31, 2011	20.53	.08	1.32	1.40	(.10)	—

Class Y
April 30, 2016*	28.64	.09	(.36)	(.27)	(.26)	(1.87)
October 31, 2015	31.24	.20	(.51)	(.31)	(.15)	(2.14)
October 31, 2014	33.58	.17	2.16	2.33	(.17)	(4.50)
October 31, 2013	23.97	.32	9.57	9.89	(.28)	—
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—
October 31, 2011	20.55	.12	1.32	1.44	(.14)	—

See accompanying notes which are an integral part of the financial statements.

128 Russell U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(1.99)	26.01	(.99)	20,712	1.26	1.26	.29	53
(2.16)	28.33	(1.72)	23,410	1.25	1.25	.20	99
(4.55)	30.93	6.70	25,406	1.25	1.25	.09	86
(.17)	33.31	41.08	23,677	1.25	1.25	.58	111
(.01)	23.77	9.73	15,232	1.25	1.25	.21	129
(.06)	21.67	6.55	15,392	1.25	1.25	.09	111
(1.87)	24.85	(1.33)	24,372	2.01	2.01	(.46)	53
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(.55)	99
(4.50)	29.89	5.91	33,003	2.00	2.00	(.66)	86
—	32.51	40.01	32,285	2.00	2.00	(.15)	111
—	23.22	8.91	25,597	2.00	2.00	(.54)	129
—	21.32	5.75	28,910	2.00	2.00	(.66)	111
(1.98)	26.14	(1.00)	31,128	1.26	1.26	.29	53
(2.15)	28.45	(1.68)	32,486	1.25	1.25	.20	99
(4.53)	31.03	6.71	42,588	1.25	1.25	.09	86
(.18)	33.39	41.10	32,126	1.24	1.23	.60	111
(.02)	23.84	9.78	24,995	1.25	1.20	.26	129
(.06)	21.74	6.58	26,404	1.24	1.16	.18	111
(2.09)	26.36	(.83)	154,814.93		.93	.62	53
(2.26)	28.74	(1.35)	174,112.92		.92	.53	99
(4.63)	31.33	7.06	192,131.92		.92	.42	86
(.25)	33.66	41.53	180,599.92		.92	.95	111
(.08)	24.03	10.08	153,233.92		.92	.54	129
(.11)	21.91	6.89	177,437.92		.92	.42	111
—	26.23	9.89	110.87		.85	.30	53
(2.07)	26.22	(.84)	1,218,246	1.01	1.01	.54	53
(2.23)	28.59	(1.46)	1,335,635	1.00	1.00	.45	99
(4.61)	31.19	7.01	1,512,046	1.00	1.00	.33	86
(.23)	33.53	41.38	1,034,016	1.00	1.00	.81	111
(.07)	23.94	10.02	733,436	1.00	1.00	.46	129
(.10)	21.83	6.80	704,781	1.00	1.00	.34	111
(2.13)	26.24	(.76)	426,236.81		.81	.74	53
(2.29)	28.64	(1.26)	476,814.80		.80	.65	99
(4.67)	31.24	7.17	638,778.80		.80	.51	86
(.28)	33.58	41.67	327,958.80		.80	1.13	111
(.10)	23.97	10.22	407,634.82		.82	.65	129
(.14)	21.85	7.01	490,804.82		.82	.52	111

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small Cap Equity Fund 129

Russell Investment Company
Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$971.40	$1,018.50
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.27	$6.42
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$967.70	$1,014.77
the expenses you paid on your account during this period.	Expenses Paid During Period*	$9.93	$10.17
Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.03%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$971.30	$1,018.50
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.27	$6.42
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

130 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$972.90	$1,020.14
Expenses Paid During Period*	$4.66	$4.77

* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$972.60	$1,019.74
Expenses Paid During Period*	$5.05	$5.17

* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$973.50	$1,020.74
Expenses Paid During Period*	$4.07	$4.17

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell International Developed Markets Fund 131

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.6%			Delhaize Group	5,507	578
Australia - 2.6%			Groupe Bruxelles Lambert SA(Ñ)	14,356	1,266
Abacus Property Group(Æ)(ö)	282,900	681	KBC Ancora	18,510	654
AGL Energy, Ltd.	62,826	871	KBC Groep NV	100,193	5,645
Australia & New Zealand Banking			Mobistar SA(Æ)	6,830	149
Group, Ltd. - ADR	247,074	4,548	Rezidor Hotel Group AB(Æ)	88,058	373
Australian Property Systems, Ltd. Class			UCB SA(Ñ)	76,286	5,731
A	187,300	895			36,200
Bendigo & Adelaide Bank, Ltd.	101,299	716
BGP Holdings PLC(Å)(Æ)	559,805	—	Brazil - 0.3%
BHP Billiton PLC(Æ)	223,044	3,045	Ambev SA - ADR	319,931	1,789
BlueScope Steel, Ltd.(Æ)	288,700	1,418	Embraer SA - ADR(Æ)	243,300	5,620
Broadspectrum, Ltd.(Æ)	733,599	824			7,409
Caltex Australia, Ltd.(Æ)	104,000	2,556
Charter Hall Group - ADR(Æ)(ö)	224,800	818	Canada - 3.7%
CIMIC Group, Ltd.	132,096	3,580	Bank of Montreal(Ñ)	102,100	6,652
Commonwealth Bank of Australia - ADR	105,931	5,925	Bank of Nova Scotia (The)	46,100	2,418
CSR, Ltd.	659,900	1,713	Bankers Petroleum, Ltd.(Æ)	299,600	454
Downer EDI, Ltd.	231,470	651	Barrick Gold Corp.	94,000	1,821
Event Hospitality and Entertainment,			BCE, Inc.	29,400	1,379
Ltd.(Æ)	21,393	244	Bird Construction, Inc.(Æ)	101,650	942
Fairfax Media, Ltd.(Æ)	677,000	409	Boardwalk Real Estate Investment
Flight Centre, Ltd.(Æ)	55,200	1,648	Trust(Ñ)(ö)	40,900	1,750
GDI Property Group(Æ)(ö)	126,500	83	Brookfield Asset Management, Inc.
Genworth Mortgage Insurance Australia,			Class A	136,400	4,611
Ltd.(Æ)(Ñ)	481,900	874	Canadian National Railway Co.	87,750	5,402
Goodman Group(ö)	89,000	466	Canadian Natural Resources, Ltd.	180,300	5,415
GWA Group, Ltd.(Æ)	162,800	285	Canadian Tire Corp., Ltd. Class A	42,000	4,575
JB Hi-Fi, Ltd.	180,470	3,013	Canam Group, Inc.(Æ)	4,600	49
Mineral Resources, Ltd.	70,800	398	CCL Industries, Inc. Class B	800	146
National Australia Bank, Ltd. - ADR	149,568	3,085	Celestica, Inc.(Æ)	17,200	184
Newcrest Mining, Ltd.(Æ)	15,100	221	Centerra Gold, Inc.	174,300	964
Northern Star Resources, Ltd.(Æ)	692,394	2,064	CGI Group, Inc. Class A(Æ)	11,400	521
Orica, Ltd.	108,780	1,263	Cominar Real Estate Investment Trust(ö)	10,700	147
OZ Minerals, Ltd.(Æ)	700,412	3,124	Constellation Software, Inc.	400	156
Pact Group Holdings, Ltd.(Æ)	24,600	97	Dominion Diamond Corp.(Æ)	141,500	1,625
Qantas Airways, Ltd.(Æ)	622,439	1,524	Dream Office Real Estate Investment
Regis Resources, Ltd.(Æ)	118,000	263	Trust(Ñ)(ö)	119,900	2,001
Rio Tinto, Ltd. - ADR	79,688	3,085	Element Financial Corp.(Æ)	139,955	1,571
Sandfire Resources NL	378,479	1,702	Empire Co., Ltd. Class A(Ñ)	40,692	676
Seven West Media, Ltd.(Æ)	44,700	36	Fairfax Financial Holdings, Ltd.(Æ)	6,496	3,482
Star Entertainment Grp, Ltd. (The)(Æ)	1,068,615	4,586	Fortis, Inc.	14,100	447
Telstra Corp., Ltd.	165,485	674	George Weston, Ltd.	39,100	3,393
UGL, Ltd.(Æ)	62,300	149	Granite Real Estate Investment Trust(Æ)
Wesfarmers, Ltd.	28,104	911	(ö)	33,500	998
Westpac Banking Corp.	97,723	2,302	H&R Real Estate Investment Trust(ö)	183,100	3,199
Woodside Petroleum, Ltd.	253,912	5,411	Hydro One, Ltd.(Æ)(Þ)	94,426	1,773
		66,158	Imperial Oil, Ltd.	14,800	491
			Intact Financial Corp.	77,600	5,743
Austria - 0.4%			Intertape Polymer Group, Inc.(Æ)	10,000	157
CA Immobilien Anlagen AG(Æ)	48,867	933	Kirkland Lake Gold, Inc.(Æ)	7,600	58
Erste Group Bank AG(Æ)	288,231	8,316	Loblaw Cos., Ltd.	33,960	1,874
EVN AG(Æ)	33,706	404	Magellan Aerospace Corp.	20,200	284
Kapsch TrafficCom AG(Å)(Æ)	15,795	544	Magna International, Inc. Class A	91,000	3,822
Wienerberger AG(Æ)	13,210	261	Manulife Financial Corp.	24,500	361
		10,458	Maple Leaf Foods, Inc.(Æ)	23,200	480
			Medical Facilities Corp.(Ñ)	70,500	956
Belgium - 1.4%			Morguard Corp.	6,600	781
Ageas	10,525	413	Morguard North American Residential
AGFA-Gevaert NV(Æ)	287,395	1,147	Real Estate Investment Trust(ö)	28,100	265
Anheuser-Busch InBev SA	163,184	20,244

See accompanying notes which are an integral part of the financial statements.

132 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morguard Real Estate Investment			Cie de Saint-Gobain	205,590	9,427
Trust(ö)	23,300	283	Credit Agricole SA	706,421	7,821
National Bank of Canada	7,400	264	Danone SA(Ñ)	93,298	6,538
Nevsun Resources, Ltd.(Æ)	73,800	276	Dassault Systemes SA	23,992	1,877
Open Text Corp.	4,600	258	Derichebourg SA(Æ)	13,100	42
Parex Resources, Inc.(Æ)	23,900	239	Engie SA(Æ)(Ñ)	488,822	8,066
Power Corp. of Canada	49,700	1,208	Euler Hermes Group	811	77
Ritchie Bros Auctioneers, Inc.	9,100	261	Faurecia	204,236	8,444
Rogers Sugar, Inc.(Æ)(Ñ)	4,000	16	FFP	9,287	718
Royal Bank of Canada - GDR	58,600	3,639	GDF Suez(Å)(Æ)	55,671	—
Smart Real Estate Investment Trust(ö)	68,200	1,831	Hermes International	6,813	2,423
Sun Life Financial, Inc.	20,900	713	Lectra	6,547	99
Suncor Energy, Inc.	279,766	8,212	Legrand SA - ADR	39,962	2,277
Toronto Dominion Bank	66,797	2,973	L'Oreal SA(Ñ)	50,137	9,101
		92,196	LVMH Moet Hennessy Louis Vuitton
			SE - ADR	27,616	4,580
Chile - 0.3%			Natixis SA	419,569	2,318
Antofagasta PLC(Æ)(Ñ)	979,729	6,952	Nexans SA(Æ)	23,710	1,105
			Orange SA - ADR	55,852	927
China - 0.5%			Pernod Ricard SA	52,215	5,640
Alibaba Group Holding, Ltd. - ADR(Æ)	24,187	1,861	Peugeot SA(Æ)	350,439	5,644
China Shenhua Energy Co., Ltd. Class H	606,000	1,010	Publicis Groupe SA - ADR	135,977	10,047
Lenovo Group, Ltd.	1,914,000	1,509	Renault SA	69,837	6,746
Tencent Holdings, Ltd.	303,000	6,148	Safran SA(Æ)	46,347	3,195
Yangzijiang Shipbuilding Holdings, Ltd.	2,122,600	1,556	Sanofi - ADR	244,089	20,165
		12,084	Schneider Electric SE(Æ)	268,902	17,517
			SCOR SE - ADR(Ñ)	66,740	2,269
Denmark - 1.3%			Societe Generale SA	148,372	5,826
Carlsberg A/S Class B(Æ)	18,539	1,808	Synergie SA(Æ)	11,114	336
Danske Bank A/S(Æ)	703,708	19,816	Technip SA(Æ)(Ñ)	85,204	5,016
DSV A/S(Æ)	150,775	6,350	Total SA	305,057	15,426
ISS A/S(Æ)	49,966	1,898	Vallourec SA(Ñ)	1,222,389	6,416
Novo Nordisk A/S Class B(Æ)	29,965	1,675	Veolia Environnement SA(Ñ)	54,000	1,327
Schouw & Co.(Æ)	626	36	Vinci SA	88,080	6,589
		31,583	Vivendi SA - ADR(Ñ)	202,109	3,873
					245,751
Finland - 0.4%
Finnair OYJ(Æ)	146,557	873	Germany - 6.2%
Fortum OYJ(Æ)(Ñ)	164,502	2,482	adidas AG	32,187	4,151
Kone OYJ Class B(Æ)	90,990	4,154	Allianz SE	37,813	6,413
Neste OYJ(Æ)(Ñ)	10,240	329	Aurelius AG(Æ)	16,019	959
Sampo OYJ Class A(Æ)	48,754	2,130	Bayer AG	96,139	11,094
Sponda OYJ(Æ)	198,102	861	Bayerische Motoren Werke AG	44,218	4,073
UPM-Kymmene OYJ(Æ)	20,176	386	Beiersdorf AG(Æ)	55,104	4,941
		11,215	Commerzbank AG(Æ)	169,400	1,582
			Continental AG	43,224	9,494
France - 9.8%			Covestro AG(Å)(Æ)	21,329	844
Air France-KLM(Æ)	95,100	853	Daimler AG(Æ)	79,946	5,550
Air Liquide SA Class A	49,255	5,591	Deutsche Beteiligungs AG(Æ)	30,436	899
Airbus Group SE	151,938	9,508	Deutsche Boerse AG	176,352	14,467
Altamir	54,735	683	Deutsche Pfandbriefbank AG(Æ)(Þ)	12,086	127
Assystem(Æ)	3,815	99	Deutsche Telekom AG	243,914	4,265
Atos SE	66,797	5,961	Deutsche Wohnen AG	123,233	3,772
AXA SA(Ñ)	397,768	10,036	Fresenius SE & Co. KGaA	19,808	1,442
BNP Paribas SA	308,478	16,348	Gerresheimer AG - GDR	34,576	2,569
Bouygues SA - ADR(Æ)(Ñ)	300,991	10,019	HeidelbergCement AG	85,955	7,642
Bureau Veritas SA	68,207	1,617	Henkel AG & Co. KGaA(Æ)	5,027	511
Caisse Regionale de Credit Agricole			Hochtief AG	4,195	538
Mutuel Nord de France(Æ)	10,734	224	Infineon Technologies AG - ADR(Æ)	302,429	4,300
Casino Guichard Perrachon SA(Ñ)	28,265	1,683	KION Group AG(Æ)	15,920	868
Christian Dior SE(Æ)	7,171	1,257	Kloeckner & Co. SE(Æ)	33,140	387

Russell International Developed Markets Fund 133

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Linde AG	29,461	4,502	India - 0.2%
Merck KGaA(Æ)	29,070	2,730	Housing Development Finance Corp.,
Metro AG(Æ)	85,543	2,720	Ltd.	175,443	2,870
MTU Aero Engines AG(Æ)	12,655	1,194	Tata Consultancy Services, Ltd.	53,973	2,057
Muenchener Rueckversicherungs-					4,927
Gesellschaft AG in Muenchen(Æ)	39,808	7,385
OSRAM Licht AG(Æ)	67,451	3,525	Ireland - 1.6%
ProSiebenSat.1 Media SE	34,662	1,768	AerCap Holdings NV(Æ)	7,900	316
Rhoen Klinikum AG	40,701	1,266	Bank of Ireland(Æ)	12,647,149	3,831
RWE AG(Æ)	31,380	468	CRH PLC(Æ)	398,989	11,625
Salzgitter AG	40,330	1,368	Fly Leasing, Ltd. - ADR(Æ)(Ñ)	74,600	874
SAP SE - ADR	104,108	8,144	James Hardie Industries PLC	302,738	4,260
Siemens AG(Æ)	136,212	14,216	Ryanair Holdings PLC - ADR(Æ)	49,822	4,033
Software AG	104,072	3,980	Willis Towers Watson PLC	76,604	9,568
Talanx AG	75,557	2,506	XL Group PLC Class A	160,925	5,267
TUI AG(Æ)	21,560	313			39,774
Volkswagen AG	6,935	1,098
Wuestenrot & Wuerttembergische AG	43,915	882	Isle of Man - 0.0%
Zalando SE(Æ)(Þ)	155,635	5,166	Manx Telecom PLC(Æ)	244,846	759
		154,119
			Israel - 1.1%
Hong Kong - 2.5%			Bank Hapoalim BM	650,364	3,333
AIA Group, Ltd.	2,237,969	13,389	Bank Leumi Le-Israel BM(Æ)	387,436	1,419
Champion REIT(Æ)(ö)	1,766,000	942	Check Point Software Technologies, Ltd.
Cheung Kong Infrastructure Holdings,			(Æ)(Ñ)	24,318	2,015
Ltd.	284,000	2,682	Israel Discount Bank, Ltd. Class A(Æ)	463,459	772
China Mobile, Ltd.	466,500	5,306	Mobileye NV(Æ)(Ñ)	133,280	5,085
Chinese Estates Holdings, Ltd.	21,500	53	NICE-Systems, Ltd.	5,620	357
CITIC Telecom International Holdings,			Orbotech, Ltd.(Æ)	5,031	121
Ltd.(Æ)	423,000	175	Plus500, Ltd.(Æ)	85,650	737
CLP Holdings, Ltd.	521,500	4,819	Taro Pharmaceutical Industries, Ltd.(Æ)	9,900	1,383
Emperor Entertainment Hotel, Ltd.	335,000	104	Teva Pharmaceutical Industries, Ltd.
Far East Consortium International, Ltd.			- ADR	177,800	9,681
(Æ)	1,157,000	385	Teva Pharmaceutical Industries, Ltd.	51,422	2,834
Global Brands Group Holding, Ltd.(Æ)	6,943,164	821			27,737
Guangdong Investment, Ltd.	2,664,100	3,749
Guoco Group, Ltd.	7,000	77	Italy - 2.6%
Hang Lung Group, Ltd.	53,000	163	A2A SpA	120,150	172
HKT Trust & HKT, Ltd.(Æ)	140,000	202	ACEA SpA	45,894	675
Hongkong Land Holdings, Ltd.	290,400	1,840	Assicurazioni Generali SpA	34,745	531
Hysan Development Co., Ltd.	348,000	1,538	Banca Popolare di Milano Scarl	389,200	296
Kerry Properties, Ltd.	472,000	1,285	Buzzi Unicem SpA	65,374	742
Lai Sun Development Co., Ltd.(Æ)	23,100,000	343	Danieli & C Officine Meccaniche
Li & Fung, Ltd.	2,633,164	1,629	SpA(Æ)	12,972	211
Link REIT(ö)	770,500	4,667	Davide Campari-Milano SpA	566,629	5,482
MTR Corp., Ltd.	131,500	648	Enel SpA	2,495,322	11,326
New World Development Co., Ltd.(Æ)	4,094,000	4,061	ENI SpA - ADR	1,785,687	29,190
NewOcean Energy Holdings, Ltd.(Æ)	108,000	37	Immobiliare Grande Distribuzione SIIQ
Pico Far East Holdings, Ltd.	670,000	183	SpA(Æ)(ö)	595,365	542
Power Assets Holdings, Ltd.	397,500	3,768	Intesa Sanpaolo SpA	758,054	2,108
Sino Land Co., Ltd.(Æ)	134,000	210	Mediaset SpA	393,900	1,776
Sunlight Real Estate Investment			Parmalat SpA	222,939	622
Trust(Æ)(ö)	231,000	121	Poste Italiane SpA(Å)(Æ)	105,224	803
Swire Properties, Ltd.(Æ)	564,600	1,463	Snam Rete Gas SpA	551,507	3,375
United Laboratories International			Telecom Italia SpA(Æ)	6,276,125	6,125
Holdings, Ltd. (The)(Æ)(Ñ)	988,000	408	Terna Rete Elettrica Nazionale SpA	54,729	309
WH Group, Ltd.(Æ)(Þ)	3,887,000	3,134	UniCredit SpA	73,700	284
Wharf Holdings, Ltd. (The)(Æ)	594,000	3,215			64,569
Wheelock & Co., Ltd.	313,000	1,448
		62,865	Japan - 16.1%
			Adastria Co., Ltd.(Æ)	28,000	936

See accompanying notes which are an integral part of the financial statements.

134 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aiphone Co., Ltd.(Æ)	1,500	23	Japan Post Holdings Co., Ltd.(Æ)	270,200	3,609
Amada Holdings Co., Ltd.(Æ)	61,900	613	Japan Tobacco, Inc.	102,800	4,211
Aoyama Trading Co., Ltd.(Æ)	3,800	141	Kadokawa Dwango Corp.(Æ)	9,300	131
Arcs Co., Ltd.(Æ)	16,700	389	Kaga Electronics Co., Ltd.(Æ)	5,300	63
Asatsu-DK, Inc.(Æ)	24,300	597	Kaken Pharmaceutical Co., Ltd.(Æ)	51,200	2,812
Astellas Pharma, Inc.(Æ)	291,400	3,932	Kamei Corp.(Æ)	76,800	692
Bandai Namco Holdings, Inc.(Æ)	64,600	1,370	Kanamoto Co., Ltd.(Æ)	3,100	78
BML, Inc.(Æ)	22,700	973	Kanto Denka Kogyo Co., Ltd.(Æ)	36,000	258
Canon, Inc.	290,900	8,154	Kao Corp.	83,100	4,562
Cawachi, Ltd.(Æ)	27,100	633	Kappa Create Co., Ltd.(Æ)	3,400	39
Central Japan Railway Co.(Æ)	17,800	3,118	KDDI Corp.(Æ)	185,100	5,265
Chubu Electric Power Co., Inc.(Æ)	215,800	2,825	Keihanshin Building Co., Ltd.(Æ)	157,100	840
Citizen Holdings Co., Ltd.(Æ)	89,100	498	Keyence Corp.	8,200	4,884
Coca-Cola East Japan Co., Ltd.(Æ)	5,900	108	Kissei Pharmaceutical Co., Ltd.(Æ)	10,300	237
Coca-Cola West Co., Ltd.	78,600	2,126	Kokuyo Co., Ltd.	16,100	211
Concordia Financial Group, Ltd.(Æ)	87,000	419	Konami Holdings Corp.(Æ)	35,800	1,123
CROOZ, Inc.(Æ)	6,100	122	Kubota Corp.(Æ)	106,300	1,553
Daicel Chemical Industries, Ltd.(Æ)	10,300	127	Kumagai Gumi Co., Ltd.(Æ)	18,000	49
Daihatsu Motor Co., Ltd.(Æ)	642,300	8,569	Kura Corp.(Æ)	7,000	300
Daiho Corp.(Æ)	52,000	220	Kyocera Corp.(Æ)	60,400	2,960
Dai-ichi Life Insurance Co., Ltd. (The)			KYORIN Holdings, Inc.(Æ)	45,000	889
(Æ)	414,525	4,938	Lion Corp.(Æ)	89,000	1,098
Daiichi Sankyo Co., Ltd.(Æ)	122,600	2,871	LIXIL Group Corp.(Æ)	31,400	655
Daikin Industries, Ltd.(Æ)	60,300	4,749	Mabuchi Motor Co., Ltd.	12,000	594
Denso Corp.(Æ)	126,400	4,736	Marudai Food Co., Ltd.(Æ)	23,000	95
Dip Corp.(Æ)	18,400	432	Matsuya Foods Co., Ltd.(Æ)	11,100	287
Doutor Nichires Holdings Co., Ltd.(Æ)	51,000	894	Mitsubishi Chemical Holdings Corp.(Æ)	344,300	1,777
DTS Corp.(Æ)	39,400	780	Mitsubishi Electric Corp.(Æ)	61,000	644
Duskin Co., Ltd.(Æ)	48,200	876	Mitsubishi Tanabe Pharma Corp.(Æ)	218,500	3,915
East Japan Railway Co.(Æ)	7,200	637	Mitsubishi UFJ Financial Group, Inc.(Æ)	3,897,500	17,772
Eisai Co., Ltd.(Æ)	117,300	7,239	Mitsuboshi Belting, Ltd.(Æ)	57,000	447
FANUC Corp.(Æ)	35,000	5,135	Mitsui & Co., Ltd.(Æ)	36,100	433
Foster Electric Co., Ltd.(Æ)	38,200	783	Mitsui Engineering & Shipbuilding Co.,
Fuji Electric Co., Ltd.(Æ)	2,141,000	9,005	Ltd.(Æ)	544,000	830
Fuji Heavy Industries, Ltd.(Æ)	89,600	2,943	Mizuho Financial Group, Inc.(Æ)	3,401,200	5,056
Fuji Soft, Inc.	33,200	746	Mochida Pharmaceutical Co., Ltd.(Æ)	12,500	930
FUJIFILM Holdings Corp.(Æ)	73,500	3,008	Morinaga & Co., Ltd.(Æ)	326,000	1,578
Fujitsu, Ltd.(Æ)	2,996,000	10,418	Morita Holdings Corp.(Æ)	3,500	41
Fukuda Corp.(Æ)	22,000	238	Namura Shipbuilding Co., Ltd.(Æ)	20,700	151
Fukuda Denshi Co., Ltd.(Æ)	2,200	119	Nidec Corp.(Æ)	57,700	4,173
Furukawa Electric Co., Ltd.(Æ)	275,000	667	Nihon Unisys, Ltd.(Æ)	26,000	325
Fuyo General Lease Co., Ltd.(Æ)	11,600	483	Nintendo Co., Ltd.(Æ)	32,200	4,331
Geo Holdings Corp.(Æ)	14,800	244	Nippon Electric Glass Co., Ltd.	304,000	1,601
Gree, Inc.(Æ)	111,400	623	Nippon Suisan Kaisha, Ltd.	581,300	3,177
Gunma Bank, Ltd. (The)(Æ)	126,000	496	Nippon Telegraph & Telephone Corp.(Æ)	163,900	7,256
Gurunavi, Inc.(Æ)	7,800	185	Nippon Television Holdings, Inc.(Æ)	36,300	585
Hachijuni Bank, Ltd. (The)(Æ)	75,000	326	Nissan Motor Co., Ltd.(Æ)	33,900	302
Hazama Ando Corp.(Æ)	501,700	2,414	Nitori Holdings Co., Ltd.	34,900	3,216
Hitachi High-Technologies Corp.(Æ)	15,000	404	Nittetsu Mining Co., Ltd.(Æ)	61,000	222
Hitachi Maxell, Ltd.(Æ)	42,900	648	NS Solutions Corp.(Æ)	5,400	93
Hitachi, Ltd.(Æ)	1,345,000	6,088	NTT DOCOMO, Inc.(Æ)	593,125	13,995
Honda Motor Co., Ltd.	626,270	16,642	NuFlare Technology, Inc.(Æ)	300	13
Hoya Corp.(Æ)	182,100	6,933	Okamura Corp.(Æ)	88,900	825
IHI Corp.(Æ)	2,994,000	6,315	Okinawa Cellular Telephone Co.(Æ)	17,900	503
Iida Group Holdings Co., Ltd.(Æ)	377,000	7,033	Olympus Corp.(Æ)	96,000	3,711
Inpex Corp.(Æ)	154,200	1,198	Ono Pharmaceutical Co., Ltd.(Æ)	316,300	14,121
IT Holdings Corp.(Æ)	30,700	726	ORIX Corp.(Æ)	75,900	1,059
ITOCHU Corp.(Æ)	891,900	11,238	Osaka Gas Co., Ltd.(Æ)	963,000	3,461
Iwatani Corp.(Æ)	28,000	165	Otsuka Holdings Co., Ltd.	27,200	1,060
Japan Post Bank Co., Ltd.(Æ)	336,000	4,065	Penta-Ocean Construction Co., Ltd.(Æ)	51,800	230

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 135

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Resona Holdings, Inc.(Æ)	358,600	1,255	Regus PLC(Æ)	630,700	2,696
Rohm Co., Ltd.(Æ)	8,000	347			3,126
Rohto Pharmaceutical Co., Ltd.(Æ)	54,500	930
Round One Corp.(Æ)	188,100	1,107	Macao - 0.3%
Ryobi, Ltd.(Æ)	50,000	180	Sands China, Ltd.	1,771,200	6,312
Sanyo Special Steel Co., Ltd.(Æ)	114,000	513
Secom Co., Ltd.(Æ)	8,200	626	Mexico - 0.2%
Seven & i Holdings Co., Ltd.	65,700	2,691	Fomento Economico Mexicano SAB de
Shin-Etsu Chemical Co., Ltd.(Æ)	24,400	1,354	CV - ADR	45,641	4,254
SMC Corp.(Æ)	14,600	3,535
Sompo Japan Nipponkoa Holdings, Inc.			Netherlands - 4.7%
(Æ)	82,700	2,146	ABN AMRO Group NV(Å)(Æ)	3,753	80
Sony Corp.(Æ)	172,300	4,189	Aegon NV	715,961	4,112
Studio Alice Co., Ltd.(Æ)	13,700	339	Akzo Nobel NV(Æ)	66,519	4,720
Sumitomo Corp.(Æ)	643,500	6,675	ASML Holding NV(Æ)	45,720	4,421
Sumitomo Dainippon Pharma Co., Ltd.			Boskalis Westminster	21,892	913
(Æ)	44,800	573	Delta Lloyd NV	814,036	4,154
Sumitomo Electric Industries, Ltd.(Æ)	25,600	304	Eurocommercial Properties NV(Æ)	10,550	493
Sumitomo Mitsui Financial Group, Inc.			Heineken NV	49,437	4,635
(Æ)	594,900	17,883	ING Groep NV	1,923,738	23,592
Sumitomo Mitsui Trust Holdings, Inc.(Æ)	596,000	1,811	Koninklijke Ahold NV(Æ)	303,594	6,611
Sumitomo Osaka Cement Co., Ltd.(Æ)	1,472,000	6,328	Koninklijke KPN NV(Æ)	2,683,078	10,558
Sun Frontier Fudousan Co., Ltd.(Æ)	2,700	25	Koninklijke Philips NV	301,044	8,277
Suzuken Co., Ltd.(Æ)	44,600	1,516	NN Group NV	245,051	8,495
Takara Bio, Inc.(Æ)	10,100	134	NSI NV(ö)	194,091	921
Takara Leben Co., Ltd.(Æ)	72,300	453	NXP Semiconductors NV(Æ)	53,794	4,588
Takeda Pharmaceutical Co., Ltd.(Æ)	17,500	832	Randstad Holding NV(Æ)	71,311	3,832
Takuma Co., Ltd.(Æ)	103,000	873	Refresco Gerber NV(Å)(Æ)	28,765	533
TDK Corp.(Æ)	29,000	1,683	Royal Dutch Shell PLC Class A	762,763	20,201
Terumo Corp.(Æ)	143,200	5,460	Royal Dutch Shell PLC Class B	171,886	4,513
Tohoku Electric Power Co., Inc.(Æ)	272,400	3,472	Wolters Kluwer NV(Æ)	45,665	1,739
Token Corp.(Æ)	9,300	720			117,388
Tokio Marine Holdings, Inc.(Æ)	16,500	532
Tokyo Dome Corp.(Æ)	403,000	1,711	New Zealand - 0.0%
Tokyo Electric Power Co. Holdings, Inc.			Air New Zealand, Ltd.(Æ)	68,686	118
(Æ)	923,700	4,888
Tokyo Gas Co., Ltd.(Æ)	155,000	680	Norway - 0.6%
Tokyo Steel Manufacturing Co., Ltd.(Æ)	414,900	2,527	Austevoll Seafood ASA	96,882	816
Tokyu Construction Co., Ltd.(Æ)	39,600	324	DNB ASA(Æ)	26,497	339
Toppan Printing Co., Ltd.(Æ)	456,000	3,902	Norsk Hydro ASA(Ñ)	891,600	3,877
Toridoll.corp(Æ)	9,600	167	Norway Royal Salmon ASA(Æ)	23,557	304
Torii Pharmaceutical Co., Ltd.(Æ)	28,400	652	Orkla ASA(Æ)	643,748	5,625
Toyo Engineering Corp. Class A(Æ)	185,000	497	Statoil ASA Class N	44,900	790
Toyo Seikan Group Holdings, Ltd.(Æ)	28,000	546	Telenor ASA	195,195	3,344
Toyota Motor Corp.(Æ)	203,400	10,260	Yara International ASA	10,211	409
Trend Micro, Inc.(Æ)	126,300	4,748			15,504
Ulvac, Inc.(Æ)	42,200	1,295
WATAMI Co., Ltd.(Æ)(Ñ)	91,700	865	Portugal - 0.5%
Yamaguchi Financial Group, Inc.(Æ)	9,000	84	Energias de Portugal SA	1,249,453	4,444
Yamazen Corp.(Æ)	105,200	816	Galp Energia SGPS SA Class B	546,672	7,539
Yuasa Trading Co., Ltd.(Æ)	38,300	850			11,983
		401,959
			Russia - 0.4%
Jersey - 0.0%			Evraz PLC(Æ)	431,637	896
Centamin PLC(Æ)	660,300	1,170	Gazprom PAO - ADR	1,642,887	8,539
					9,435
Liechtenstein - 0.0%
VP Bank AG(Æ)	2,009	196	Singapore - 1.4%
			DBS Group Holdings, Ltd.	352,096	3,984
Luxembourg - 0.1%			Japfa, Ltd.(Æ)	906,300	467
Millicom International Cellular SA	7,450	430	Jardine Cycle & Carriage, Ltd.	302,600	8,659

See accompanying notes which are an integral part of the financial statements.

136 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mapletree Industrial Trust(Æ)(ö)	110,600	132	JM AB(Æ)	16,670	481
Oversea-Chinese Banking Corp., Ltd.	88,300	574	KappAhl AB(Æ)	149,460	620
Singapore Airlines, Ltd.	161,500	1,379	Medivir AB Class B(Æ)	21,294	147
Singapore Telecommunications, Ltd.	456,254	1,306	NCC AB Class B(Æ)	19,480	666
United Overseas Bank, Ltd.	620,800	8,563	Nordea Bank AB(Æ)	428,661	4,154
Wilmar International, Ltd.	3,256,700	8,952	SAS AB(Æ)(Ñ)	168,427	483
Yanlord Land Group, Ltd.	993,600	893	Scandi Standard AB(Æ)	115,707	819
		34,909	Skandinaviska Enskilda Banken AB
			Class A(Æ)	194,973	1,861
South Africa - 0.0%			Skanska AB Class B(Æ)	77,242	1,698
Mondi PLC	6,526	125	Svenska Cellulosa AB SCA Class B(Æ)	77,540	2,441
			Tethys Oil AB(Æ)	97,436	699
South Korea - 1.7%			Thule Group AB(Æ)	3,410	49
Hana Financial Group, Inc.	275,385	6,146			43,464
Hankook Tire Co., Ltd.(Æ)	104,534	4,869
NAVER Corp.(Æ)	5,860	3,474	Switzerland - 8.9%
POSCO	46,750	9,804	ABB, Ltd.(Æ)	821,820	17,387
Samsung Electronics Co., Ltd.	10,100	10,983	ABB, Ltd. - ADR(Æ)(Ñ)	122,800	2,592
Shinhan Financial Group Co., Ltd.(Æ)	187,637	6,853	Actelion, Ltd.(Æ)	44,618	7,213
		42,129	Adecco SA(Æ)	73,217	4,717
			Bachem Holding AG(Æ)	7,188	479
Spain - 2.0%			Banque Cantonale Vaudoise(Æ)	2,751	1,896
Acciona SA	6,730	539	Basellandschaftliche Kantonalbank(Æ)	116	111
ACS Actividades de Construccion y			Bell AG(Æ)	2,170	859
Servicios SA	59,859	1,982	BKW AG	22,123	961
Almirall SA	5,140	85	Bobst Group SA	16,034	876
Amadeus IT Holding SA Class A	163,531	7,457	Chubb, Ltd.	43,650	5,145
Banco Bilbao Vizcaya Argentaria SA			Cie Financiere Richemont SA(Æ)	62,285	4,147
- ADR	23,109	159	Coca-Cola HBC AG - ADR(Æ)	92,810	1,902
Banco de Sabadell SA - ADR	4,004,199	7,691	Conzzeta AG(Æ)	47	30
Banco Santander SA - ADR	1,473,733	7,504	Credit Suisse Group AG(Æ)	903,905	13,695
CaixaBank SA	964,767	2,898	GAM Holding AG(Æ)	150,071	1,951
Cia de Distribucion Integral Logista			Georg Fischer AG(Æ)	3,271	2,653
Holdings SA	41,056	906	Glencore PLC(Æ)	732,400	1,762
Corp. Financiera Alba SA	25,789	1,060	Helvetia Holding AG(Æ)	7,949	4,271
Endesa SA - ADR	131,877	2,773	Julius Baer Group, Ltd.(Æ)	154,795	6,625
Gamesa Corp. Tecnologica SA	47,710	936	Kardex AG(Æ)	4,946	398
Gas Natural SDG SA	16,762	348	Kuehne & Nagel International AG	8,631	1,244
Iberdrola SA	763,700	5,432	Lonza Group AG(Æ)	34,513	5,746
Indra Sistemas SA(Æ)(Ñ)	297,500	3,480	Metall Zug AG	295	905
Industria de Diseno Textil SA(Ñ)	204,467	6,572	Nestle SA(Æ)	359,397	26,759
Mediaset Espana Comunicacion SA	4,030	52	Novartis AG(Æ)	300,163	22,919
Red Electrica Corp. SA	1,831	164	OC Oerlikon Corp. AG(Æ)	470,030	4,533
Telefonica SA - ADR(Æ)	34,768	381	Oriflame Holding AG(Æ)	49,659	1,001
		50,419	PSP Swiss Property AG(Æ)	1,500	144
			Rieter Holding AG(Æ)	476	99
Sweden - 1.7%			Roche Holding AG(Æ)	143,169	36,229
Assa Abloy AB Class B(Ñ)	356,037	7,461	Schindler Holding AG(Æ)	887	162
Atlas Copco AB Class A(Æ)(Ñ)	151,766	3,924	Sonova Holding AG	15,736	2,104
Atlas Copco AB Class B(Æ)	4,577	110	STMicroelectronics NV(Ñ)	1,137,027	6,989
Attendo AB(Å)(Æ)	10,500	104	Swiss Life Holding AG(Æ)	38,717	9,779
Axfood AB(Æ)	14,950	276	Swiss Re AG(Æ)	63,378	5,627
B&B Tools AB Class B(Æ)	17,699	356	Syngenta AG(Æ)	5,255	2,118
Boliden AB	176,620	3,076	UBS Group AG	845,834	14,605
Castellum AB(Æ)	9,420	151	Zurich Insurance Group AG(Æ)	15,548	3,484
Dios Fastigheter AB(Æ)	3,126	23			224,117
Electrolux AB(Æ)	207,152	6,019
Fastighets AB Balder Class B(Æ)	90,117	2,296	Taiwan - 0.7%
Hennes & Mauritz AB Class B(Æ)	97,753	3,473	Compal Electronics, Inc.	6,586,000	3,863
Hufvudstaden AB Class A(Æ)	43,379	672	Hon Hai Precision Industry Co., Ltd.(Æ)	1,462,464	3,462
Intrum Justitia AB(Æ)	39,155	1,405

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 137

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Taiwan Semiconductor Manufacturing			Lloyds Banking Group PLC	5,093,707	5,011
Co., Ltd. - ADR	261,025	6,158	Moneysupermarket.com Group PLC	655,432	3,011
Teco Electric and Machinery Co., Ltd.	4,411,400	3,478	National Grid PLC	781,464	11,154
		16,961	Novae Group PLC(Æ)	41,321	485
			Pan African Resources PLC(Æ)	362,974	77
Thailand - 0.3%			Persimmon PLC Class A(Æ)	92,013	2,676
Bangkok Bank PCL(Æ)	274,400	1,302	Premier Oil PLC(Æ)	1,500,888	1,625
Charoen Pokphand Foods PCL	9,711,600	6,597	Prudential PLC	361,407	7,150
		7,899	QinetiQ Group PLC	525,800	1,717
			Reckitt Benckiser Group PLC	222,548	21,604
United Kingdom - 17.7%			Redcentric PLC(Æ)	121,695	334
3i Group PLC	888,176	6,166	Rightmove PLC	12,600	711
Amec Foster Wheeler PLC - GDR	232,374	1,688	Rio Tinto PLC	159,841	5,369
ARM Holdings PLC(Æ)	243,438	3,343	Rolls-Royce Holdings PLC(Æ)	62,094,096	8,559
ASOS PLC(Æ)	1,610	85	Royal Bank of Scotland Group PLC(Æ)	3,750,167	12,650
Associated British Foods PLC	3,747	168	Royal Mail PLC	433,908	3,095
AstraZeneca PLC	93,189	5,360	RSA Insurance Group PLC(Æ)	1,347,073	9,066
Auto Trader Group PLC(Æ)(Þ)	236,415	1,298	SABMiller PLC - ADR	1,226	75
Aviva PLC(Æ)	1,023,757	6,493	Sky PLC(Æ)	689,953	9,483
Barclays PLC	3,395,599	8,548	Smith & Nephew PLC(Æ)	244,383	4,137
Bellway PLC	17,080	610	Smiths Group PLC(Æ)	169,997	2,761
Berendsen PLC(Æ)	65,796	1,133	Softcat PLC(Æ)	30,800	144
Berkeley Group Holdings PLC	129,780	5,693	Standard Chartered PLC	181,225	1,471
BP PLC	3,246,080	17,905	Subsea 7 SA(Æ)	202,898	1,859
BP PLC - ADR	122,000	4,097	SVG Capital PLC(Æ)	131,019	985
British American Tobacco PLC	167,454	10,219	Taylor Wimpey PLC	1,074,193	2,900
BT Group PLC	190,890	1,240	Thomas Cook Group PLC(Æ)	141,800	183
Burford Capital, Ltd.(Æ)	85,886	369	Travis Perkins PLC(Æ)	436,077	11,802
Cairn Energy PLC(Æ)	13,200	43	Trinity Mirror PLC	316,127	522
CNH Industrial NV(Æ)(Ñ)	964,203	7,412	Tritax Big Box REIT PLC(ö)	492,345	976
CNH Industrial NV(Ñ)	237,300	1,837	Unilever NV	256,864	11,289
Compass Group PLC	463,198	8,266	Unilever PLC	58,690	2,632
Computacenter PLC(Æ)	74,891	915	Vertu Motors PLC(Æ)	230,346	195
Dairy Crest Group PLC	825,949	6,820	Vodafone Group PLC	5,272,107	17,049
Dart Group PLC(Æ)	101,167	923	Worldpay Group PLC(Æ)(Þ)	1,171,572	4,581
Delphi Automotive PLC	19,119	1,408	WPP PLC	1,054,651	24,655
Derwent London PLC(ö)	31,789	1,529			442,861
Diageo PLC	150,083	4,055
Dialog Semiconductor PLC(Æ)	48,200	1,678	United States - 1.4%
Direct Line Insurance Group PLC	547,425	2,902	Carnival PLC	162,555	8,093
DS Smith PLC Class F(Æ)	2,437,315	13,615	Milestone Apartments Real Estate
Fiat Chrysler Automobiles NV	1,427,200	11,493	Investment Trust(ö)	67,675	913
GlaxoSmithKline PLC - ADR(Æ)	1,059,770	22,564	News Corp. Class A	848,625	10,540
Go-Ahead Group PLC(Æ)	7,359	276	Philip Morris International, Inc.	60,909	5,977
Great Portland Estates PLC(ö)	357,824	3,971	Samsonite International SA	1,287,300	4,145
Hammerson PLC(ö)	169,584	1,451	Sims Metal Management, Ltd.(Æ)	19,200	137
Henderson Group PLC	967,997	3,627	Yum! Brands, Inc.	66,631	5,301
HSBC Holdings PLC	3,070,692	20,375			35,106
Hunting PLC(Æ)	35,800	193
IG Group Holdings PLC(Æ)	232,500	2,632	Total Common Stocks
Imperial Tobacco Group PLC	649,647	35,260	(cost $2,382,949)		2,344,191
Inchcape PLC	197,022	1,955
Indivior PLC	742,125	1,741
International Consolidated Airlines			Preferred Stocks - 0.6%
Group SA(Æ)	159,500	1,228	Germany - 0.6%
iomart Group PLC(Æ)	127,817	503	Henkel AG & Co. KGaA(Æ)	26,159	2,988
JD Sports Fashion PLC - ADR	56,174	1,025	Schaeffler AG(Æ)	61,450	924
John Laing Group PLC(Þ)	191,636	595	Volkswagen AG	82,708	11,964
Kingfisher PLC	2,909,200	15,498			15,876
Legal & General Group PLC	183,671	601
Liberty Global PLC Class C(Æ)	1,695	62

See accompanying notes which are an integral part of the financial statements.

138 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Japan- 0.0%
	Shinkin Central Bank Class A(Æ)	67		142
	Sweden - 0.0%
	Fastighets AB Balder(Æ)	4,272		169
	Total Preferred Stocks
	(cost $15,672)			16,187
	Short-Term Investments - 4.6%
	United States - 4.6%
	Russell U.S. Cash Management Fund	80,383,577	(8)	80,384
	United States Treasury Bills
	0.003% due 06/23/16 (§)	18,500		18,495
	0.003% due 07/21/16 (§)	15,500		15,494
	Total Short-Term Investments
	(cost $114,363)			114,373
	Other Securities - 5.1%
	Russell U.S. Cash Collateral Fund(×)	127,253,874	(8)	127,254
	Total Other Securities
	(cost $127,254)			127,254
	Total Investments 103.9%
	(identified cost $2,640,238)			2,602,005
	Other Assets and Liabilities, Net
-	(3.9%)			(97,540)
	Net Assets - 100.0%			2,504,465

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 139

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.1%
ABN AMRO Group NV	04/18/16	EUR	3,753	20.82	78	80
Attendo AB	04/07/16	SEK	10,500	9.33	98	104
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	—
Covestro AG	04/19/16	EUR	21,329	38.68	825	844
GDF Suez	11/07/05	EUR	55,671	0.01	1	—
Kapsch TrafficCom AG	10/20/15	EUR	15,795	35.05	554	544
Poste Italiane SpA	04/25/16	EUR	105,224	7.61	801	803
Refresco Gerber NV	04/18/16	EUR	28,765	18.47	531	533
						2,908
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	314	EUR	13,739	05/16	389
DAX Index Futures	53	EUR	13,363	06/16	224
Euro STOXX 50 Index Futures	833	EUR	24,799	06/16	181
FTSE 100 Index Futures	239	GBP	14,847	06/16	436
Hang Seng Index Futures	32	HKD	33,366	05/16	(76)
S&P/TSX 60 Index Futures	538	CAD	87,554	06/16	2,222
SPI 200 Index Futures	466	AUD	60,941	06/16	1,300
TOPIX Index Futures	1,042	JPY	13,822,130	06/16	(868)
Short Positions
FTSE 100 Index Futures	488	GBP	30,315	06/16	(875)
Hang Seng Index Futures	279	HKD	290,913	05/16	704
MSCI Emerging Markets Mini Index Futures	299	USD	12,534	06/16	(557)
S&P 500 E-Mini Index Futures	973	USD	100,175	06/16	(2,542)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					538

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	115	AUD	150	06/15/16	(1)
Bank of America	USD	385	AUD	500	06/15/16	(5)
Bank of America	USD	766	AUD	1,000	06/15/16	(7)
Bank of America	USD	389	CAD	500	06/15/16	9
Bank of America	USD	11,506	CAD	15,415	06/15/16	779
Bank of America	USD	1,123	EUR	1,000	06/15/16	24
Bank of America	USD	2,238	EUR	2,000	06/15/16	55
Bank of America	USD	2,261	EUR	2,000	06/15/16	32
Bank of America	USD	2,284	EUR	2,000	06/15/16	10
Bank of America	USD	5,764	EUR	5,150	06/15/16	141
Bank of America	USD	12,039	EUR	10,883	06/15/16	437
Bank of America	USD	121	GBP	83	05/03/16	—
Bank of America	USD	339	GBP	232	05/03/16	—
Bank of America	USD	42	GBP	28	05/04/16	—
Bank of America	USD	55	GBP	38	05/04/16	—

See accompanying notes which are an integral part of the financial statements.

140 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	432	GBP	300	06/15/16	7
Bank of America	USD	1,420	GBP	1,000	06/15/16	41
Bank of America	USD	30	HKD	229	05/03/16	—
Bank of America	USD	322	HKD	2,499	05/03/16	—
Bank of America	USD	349	HKD	2,705	05/04/16	—
Bank of America	USD	440	HKD	3,414	05/04/16	—
Bank of America	USD	129	HKD	1,000	06/15/16	—
Bank of America	USD	206	HKD	1,600	06/15/16	—
Bank of America	USD	258	HKD	2,000	06/15/16	—
Bank of America	USD	531	JPY	60,000	06/15/16	34
Bank of America	USD	631	JPY	70,000	06/15/16	28
Bank of America	USD	1,063	JPY	120,000	06/15/16	66
Bank of America	USD	1,783	JPY	200,000	06/15/16	99
Bank of America	USD	1,843	JPY	200,000	06/15/16	39
Bank of America	USD	2,331	JPY	250,000	06/15/16	21
Bank of America	USD	5,742	JPY	645,644	06/15/16	332
Bank of America	USD	17,245	JPY	1,938,956	06/15/16	996
Bank of America	USD	109	NOK	900	06/15/16	3
Bank of America	USD	265	NOK	2,200	06/15/16	8
Bank of America	AUD	200	USD	153	06/15/16	1
Bank of America	AUD	300	USD	226	06/15/16	(2)
Bank of America	AUD	400	USD	299	06/15/16	(4)
Bank of America	AUD	400	USD	302	06/15/16	(2)
Bank of America	AUD	400	USD	301	06/15/16	(3)
Bank of America	AUD	400	USD	309	06/15/16	5
Bank of America	AUD	500	USD	371	06/15/16	(9)
Bank of America	AUD	500	USD	376	06/15/16	(3)
Bank of America	AUD	500	USD	385	06/15/16	6
Bank of America	AUD	1,000	USD	771	06/15/16	12
Bank of America	AUD	1,200	USD	890	06/15/16	(21)
Bank of America	CAD	180	USD	135	06/15/16	(9)
Bank of America	CAD	200	USD	152	06/15/16	(7)
Bank of America	CAD	200	USD	152	06/15/16	(8)
Bank of America	CAD	200	USD	151	06/15/16	(8)
Bank of America	CAD	400	USD	308	06/15/16	(10)
Bank of America	CAD	400	USD	308	06/15/16	(11)
Bank of America	CAD	400	USD	306	06/15/16	(13)
Bank of America	CAD	500	USD	378	06/15/16	(21)
Bank of America	CAD	500	USD	393	06/15/16	(6)
Bank of America	CAD	700	USD	540	06/15/16	(18)
Bank of America	CAD	1,400	USD	1,047	06/15/16	(69)
Bank of America	EUR	348	USD	398	05/03/16	—
Bank of America	EUR	415	USD	475	05/03/16	—
Bank of America	EUR	500	USD	571	06/15/16	(2)
Bank of America	EUR	900	USD	1,007	06/15/16	(25)
Bank of America	EUR	950	USD	1,084	06/15/16	(5)
Bank of America	EUR	1,000	USD	1,127	06/15/16	(19)
Bank of America	EUR	2,000	USD	2,237	06/15/16	(56)
Bank of America	EUR	2,000	USD	2,261	06/15/16	(32)
Bank of America	EUR	2,000	USD	2,283	06/15/16	(10)
Bank of America	EUR	19,200	USD	21,240	06/15/16	(774)
Bank of America	GBP	100	USD	141	06/15/16	(6)
Bank of America	GBP	150	USD	216	06/15/16	(3)
Bank of America	GBP	500	USD	719	06/15/16	(12)
Bank of America	GBP	500	USD	716	06/15/16	(14)
Bank of America	GBP	500	USD	719	06/15/16	(12)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 141

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	500	USD	706	06/15/16	(24)
Bank of America	GBP	500	USD	719	06/15/16	(11)
Bank of America	GBP	600	USD	859	06/15/16	(18)
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	JPY	42,331	USD	381	05/06/16	(17)
Bank of America	JPY	42,000	USD	372	06/15/16	(23)
Bank of America	JPY	50,000	USD	445	06/15/16	(25)
Bank of America	JPY	50,000	USD	446	06/15/16	(25)
Bank of America	JPY	100,000	USD	896	06/15/16	(45)
Bank of America	JPY	100,000	USD	881	06/15/16	(60)
Bank of America	JPY	100,000	USD	926	06/15/16	(15)
Bank of America	JPY	100,000	USD	924	06/15/16	(17)
Bank of America	JPY	100,000	USD	914	06/15/16	(26)
Bank of America	JPY	200,000	USD	1,844	06/15/16	(38)
Bank of America	JPY	200,000	USD	1,765	06/15/16	(117)
Bank of America	JPY	300,000	USD	2,694	06/15/16	(128)
Bank of America	NOK	1,457	USD	179	05/02/16	(2)
Bank of America	NOK	1,785	USD	221	05/03/16	—
Bank of America	SGD	69	USD	51	05/04/16	—
Bank of Montreal	USD	565	GBP	400	06/15/16	20
Bank of Montreal	USD	516	HKD	4,000	06/15/16	—
Bank of Montreal	AUD	400	USD	301	06/15/16	(2)
Bank of Montreal	CAD	1,000	USD	769	06/15/16	(28)
Bank of Montreal	EUR	1,000	USD	1,138	06/15/16	(9)
Bank of Montreal	GBP	500	USD	720	06/15/16	(11)
Bank of Montreal	HKD	1,000	USD	129	06/15/16	—
Bank of Montreal	JPY	40,000	USD	367	06/15/16	(9)
Bank of Montreal	JPY	400,000	USD	3,696	06/15/16	(67)
Bank of New York	JPY	48,138	USD	444	05/06/16	(8)
BNP Paribas	USD	533	AUD	700	06/15/16	(2)
BNP Paribas	USD	748	AUD	1,000	06/15/16	11
BNP Paribas	USD	1,142	AUD	1,500	06/15/16	(4)
BNP Paribas	USD	152	CAD	200	06/15/16	7
BNP Paribas	USD	539	CAD	700	06/15/16	19
BNP Paribas	USD	923	CAD	1,200	06/15/16	33
BNP Paribas	USD	11,520	CAD	15,415	06/15/16	766
BNP Paribas	USD	12,045	EUR	10,883	06/15/16	432
BNP Paribas	USD	1,014	GBP	700	06/15/16	8
BNP Paribas	USD	6,565	GBP	4,500	06/15/16	11
BNP Paribas	USD	335	HKD	2,600	06/15/16	—
BNP Paribas	USD	418	JPY	45,000	06/15/16	6
BNP Paribas	USD	1,113	JPY	120,000	06/15/16	16
BNP Paribas	USD	1,113	JPY	120,000	06/15/16	16
BNP Paribas	USD	3,249	JPY	360,000	06/15/16	138
BNP Paribas	USD	5,742	JPY	645,644	06/15/16	332
BNP Paribas	USD	6,305	JPY	700,000	06/15/16	281
BNP Paribas	USD	17,244	JPY	1,938,956	06/15/16	999
BNP Paribas	USD	183	NOK	1,500	06/15/16	3
BNP Paribas	USD	300	NOK	2,500	06/15/16	10
BNP Paribas	AUD	220	USD	165	06/15/16	(2)

See accompanying notes which are an integral part of the financial statements.

142 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	CAD	300	USD	228	06/15/16	(11)
BNP Paribas	CAD	500	USD	397	06/15/16	(2)
BNP Paribas	CAD	500	USD	388	06/15/16	(11)
BNP Paribas	EUR	1,000	USD	1,141	06/15/16	(6)
BNP Paribas	EUR	1,700	USD	1,930	06/15/16	(19)
BNP Paribas	EUR	2,000	USD	2,290	06/15/16	(3)
BNP Paribas	EUR	19,200	USD	21,250	06/15/16	(763)
BNP Paribas	GBP	200	USD	282	06/15/16	(11)
BNP Paribas	GBP	980	USD	1,420	06/15/16	(12)
BNP Paribas	GBP	9,500	USD	13,860	06/15/16	(22)
BNP Paribas	HKD	2,200	USD	284	06/15/16	—
BNP Paribas	HKD	3,500	USD	451	06/15/16	—
BNP Paribas	HKD	50,000	USD	6,448	06/15/16	—
BNP Paribas	HKD	90,000	USD	11,606	06/15/16	(1)
BNP Paribas	JPY	110,000	USD	993	06/15/16	(42)
BNP Paribas	JPY	700,000	USD	6,305	06/15/16	(281)
BNP Paribas	NOK	5,000	USD	599	06/15/16	(21)
BNP Paribas	NOK	48,000	USD	5,882	06/15/16	(78)
Brown Brothers Harriman	AUD	400	USD	298	06/15/16	(5)
Brown Brothers Harriman	AUD	400	USD	300	06/15/16	(3)
Brown Brothers Harriman	CAD	200	USD	151	06/15/16	(8)
Brown Brothers Harriman	CAD	400	USD	302	06/15/16	(17)
Brown Brothers Harriman	EUR	1,000	USD	1,104	06/15/16	(43)
Brown Brothers Harriman	EUR	2,000	USD	2,240	06/15/16	(53)
Brown Brothers Harriman	GBP	400	USD	567	06/15/16	(18)
Brown Brothers Harriman	GBP	500	USD	711	06/15/16	(19)
Brown Brothers Harriman	HKD	1,000	USD	129	06/15/16	—
Brown Brothers Harriman	HKD	2,000	USD	258	06/15/16	—
Brown Brothers Harriman	JPY	80,000	USD	708	06/15/16	(45)
Brown Brothers Harriman	JPY	200,000	USD	1,777	06/15/16	(106)
Citigroup	USD	232	AUD	300	06/15/16	(5)
Citigroup	USD	384	AUD	500	06/15/16	(4)
Citigroup	USD	384	AUD	500	06/15/16	(4)
Citigroup	USD	763	AUD	1,000	06/15/16	(4)
Citigroup	USD	1,527	AUD	2,000	06/15/16	(9)
Citigroup	USD	223	CAD	280	06/15/16	—
Citigroup	USD	311	CAD	400	06/15/16	7
Citigroup	USD	630	CAD	800	06/15/16	8
Citigroup	USD	424	GBP	300	06/15/16	14
Citigroup	USD	502	GBP	350	06/15/16	10
Citigroup	USD	657	GBP	450	06/15/16	1
Citigroup	USD	258	HKD	2,000	06/15/16	—
Citigroup	USD	490	HKD	3,800	06/15/16	—
Citigroup	USD	1,647	JPY	180,000	06/15/16	47
Citigroup	USD	1,742	JPY	190,000	06/15/16	46
Citigroup	USD	2,768	JPY	300,000	06/15/16	55
Citigroup	USD	345	SEK	2,800	06/15/16	4
Citigroup	USD	12,339	SEK	100,000	06/15/16	133
Citigroup	AUD	600	USD	464	06/15/16	9
Citigroup	CAD	180	USD	142	06/15/16	(2)
Citigroup	CAD	200	USD	159	06/15/16	—
Citigroup	CAD	1,200	USD	934	06/15/16	(22)
Citigroup	CHF	120	USD	124	06/15/16	(2)
Citigroup	CHF	6,000	USD	6,240	06/15/16	(26)
Citigroup	EUR	220	USD	249	06/15/16	(3)
Citigroup	EUR	1,200	USD	1,357	06/15/16	(18)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 143

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	EUR	3,000	USD	3,382	06/15/16	(58)
Citigroup	GBP	150	USD	219	06/15/16	—
Citigroup	HKD	3,000	USD	387	06/15/16	—
Citigroup	HKD	8,000	USD	1,032	06/15/16	—
Citigroup	JPY	60,000	USD	549	06/15/16	(16)
Citigroup	JPY	75,000	USD	692	06/15/16	(14)
Citigroup	JPY	80,000	USD	733	06/15/16	(19)
Citigroup	JPY	1,300,000	USD	11,965	06/15/16	(266)
Citigroup	NOK	2,000	USD	243	06/15/16	(6)
Citigroup	NOK	3,500	USD	428	06/15/16	(7)
Citigroup	NOK	4,200	USD	515	06/15/16	(6)
Commonwealth Bank of Australia	USD	11,516	CAD	15,415	06/15/16	769
Commonwealth Bank of Australia	USD	12,041	EUR	10,883	06/15/16	437
Commonwealth Bank of Australia	USD	5,742	JPY	645,644	06/15/16	332
Commonwealth Bank of Australia	USD	17,245	JPY	1,938,956	06/15/16	997
Commonwealth Bank of Australia	EUR	19,200	USD	21,243	06/15/16	(770)
HSBC	USD	11,523	CAD	15,415	06/15/16	763
HSBC	USD	12,040	EUR	10,883	06/15/16	437
HSBC	USD	5,742	JPY	645,644	06/15/16	332
HSBC	USD	17,244	JPY	1,938,956	06/15/16	998
HSBC	CAD	200	USD	152	06/15/16	(8)
HSBC	EUR	19,200	USD	21,242	06/15/16	(771)
HSBC	JPY	200,000	USD	1,767	06/15/16	(114)
Northern Trust	USD	223	JPY	24,778	05/02/16	10
Royal Bank of Canada	USD	1,142	EUR	1,000	06/15/16	4
Royal Bank of Canada	CAD	100	USD	77	06/15/16	(3)
Royal Bank of Canada	EUR	1,000	USD	1,134	06/15/16	(12)
Standard Chartered	USD	4,521	HKD	35,103	06/15/16	6
Standard Chartered	USD	14,554	HKD	113,000	06/15/16	19
Standard Chartered	HKD	207,800	USD	26,764	06/15/16	(35)
State Street	USD	39	AUD	51	05/02/16	—
State Street	USD	277	AUD	370	06/15/16	3
State Street	USD	444	AUD	600	06/15/16	11
State Street	USD	2,449	AUD	3,200	06/15/16	(20)
State Street	USD	8,044	AUD	10,860	06/15/16	199
State Street	USD	30,368	AUD	41,000	06/15/16	751
State Street	USD	37,441	AUD	50,550	06/15/16	926
State Street	USD	36	CAD	45	05/03/16	—
State Street	USD	449	CAD	600	06/15/16	29
State Street	USD	829	CAD	1,100	06/15/16	47
State Street	USD	3,074	CAD	4,000	06/15/16	114
State Street	USD	9,973	CAD	13,351	06/15/16	668
State Street	USD	36,378	CAD	48,700	06/15/16	2,436
State Street	USD	40	EUR	35	05/02/16	—
State Street	USD	141	EUR	124	05/02/16	1
State Street	USD	840	EUR	750	06/15/16	20
State Street	USD	1,105	EUR	1,000	06/15/16	42
State Street	USD	1,131	EUR	1,000	06/15/16	16
State Street	USD	1,712	EUR	1,500	06/15/16	8
State Street	USD	2,283	EUR	2,000	06/15/16	10
State Street	USD	15,981	EUR	14,000	06/15/16	70
State Street	USD	750	GBP	530	06/15/16	24
State Street	USD	6,118	GBP	4,300	06/15/16	166
State Street	USD	20,883	GBP	14,726	06/15/16	637
State Street	USD	31,481	GBP	22,200	06/15/16	960
State Street	USD	59	HKD	455	05/03/16	—

See accompanying notes which are an integral part of the financial statements.

144 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	658	HKD	5,100	06/15/16	—
State Street	USD	1,161	HKD	9,000	06/15/16	(1)
State Street	USD	148	JPY	15,903	05/09/16	1
State Street	USD	180	JPY	20,000	06/15/16	8
State Street	USD	409	JPY	46,000	06/15/16	24
State Street	USD	489	JPY	55,000	06/15/16	28
State Street	USD	710	JPY	80,000	06/15/16	43
State Street	USD	7,181	JPY	800,000	06/15/16	345
State Street	USD	388	NOK	3,300	06/15/16	21
State Street	USD	110	SEK	882	05/02/16	—
State Street	AUD	100	USD	75	06/15/16	(1)
State Street	AUD	400	USD	305	06/15/16	1
State Street	AUD	400	USD	306	06/15/16	3
State Street	AUD	930	USD	697	06/15/16	(9)
State Street	AUD	1,200	USD	918	06/15/16	8
State Street	AUD	1,500	USD	1,136	06/15/16	(3)
State Street	CAD	253	USD	201	05/02/16	—
State Street	CAD	200	USD	153	06/15/16	(6)
State Street	CAD	200	USD	151	06/15/16	(9)
State Street	CAD	600	USD	461	06/15/16	(17)
State Street	CAD	600	USD	459	06/15/16	(19)
State Street	CAD	1,000	USD	754	06/15/16	(43)
State Street	CAD	2,000	USD	1,537	06/15/16	(57)
State Street	CHF	67	USD	70	05/02/16	—
State Street	CHF	441	USD	458	05/02/16	(2)
State Street	EUR	300	USD	337	06/15/16	(7)
State Street	EUR	800	USD	890	06/15/16	(27)
State Street	EUR	1,000	USD	1,134	06/15/16	(12)
State Street	EUR	1,000	USD	1,132	06/15/16	(14)
State Street	EUR	2,000	USD	2,227	06/15/16	(66)
State Street	GBP	100	USD	142	06/15/16	(4)
State Street	GBP	200	USD	286	06/15/16	(6)
State Street	GBP	220	USD	312	06/15/16	(10)
State Street	GBP	700	USD	1,007	06/15/16	(15)
State Street	GBP	33,502	USD	47,508	06/15/16	(1,449)
State Street	HKD	1,000	USD	129	06/15/16	—
State Street	HKD	1,000	USD	129	06/15/16	—
State Street	HKD	1,100	USD	142	06/15/16	—
State Street	JPY	136,973	USD	1,277	05/09/16	(11)
State Street	JPY	10,000	USD	89	06/15/16	(5)
State Street	JPY	30,000	USD	264	06/15/16	(18)
State Street	JPY	100,000	USD	899	06/15/16	(42)
State Street	JPY	150,000	USD	1,372	06/15/16	(39)
State Street	JPY	150,000	USD	1,334	06/15/16	(77)
State Street	JPY	3,600,000	USD	32,011	06/15/16	(1,859)
State Street	NOK	155,000	USD	18,074	06/15/16	(1,172)
UBS	USD	11,515	CAD	15,415	06/15/16	771
UBS	USD	12,044	EUR	10,883	06/15/16	433
UBS	USD	5,742	JPY	645,644	06/15/16	332
UBS	USD	17,245	JPY	1,938,956	06/15/16	997
UBS	EUR	19,200	USD	21,249	06/15/16	(764)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						10,356

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 145

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$66,158	$—	$66,158	2.6
Austria	—	10,458	—	10,458	0.4
Belgium	—	36,200	—	36,200	1.4
Brazil	7,409	—	—	7,409	0.3
Canada	92,196	—	—	92,196	3.7
Chile	—	6,952	—	6,952	0.3
China	1,861	10,223	—	12,084	0.5
Denmark	—	31,583	—	31,583	1.3
Finland	—	11,215	—	11,215	0.4
France	—	245,751	—	245,751	9.8
Germany	—	154,119	—	154,119	6.2
Hong Kong	—	62,865	—	62,865	2.5
India	—	4,927	—	4,927	0.2
Ireland	20,058	19,716	—	39,774	1.6
Isle of Man	—	759	—	759	—*
Israel	18,285	9,452	—	27,737	1.1
Italy	—	64,569	—	64,569	2.6
Japan	419	401,540	—	401,959	16.1
Jersey	—	1,170	—	1,170	—*
Liechtenstein	—	196	—	196	—*
Luxembourg	—	3,126	—	3,126	0.1
Macao	—	6,312	—	6,312	0.3
Mexico	4,254	—	—	4,254	0.2
Netherlands	4,588	112,800	—	117,388	4.7
New Zealand	—	118	—	118	—*
Norway	—	15,504	—	15,504	0.6
Portugal	—	11,983	—	11,983	0.5
Russia	1,579	7,856	—	9,435	0.4
Singapore	132	34,777	—	34,909	1.4
South Africa	—	125	—	125	—*
South Korea	—	42,129	—	42,129	1.7
Spain	—	50,419	—	50,419	2.0
Sweden	72	43,392	—	43,464	1.7
Switzerland	7,737	216,380	—	224,117	8.9
Taiwan	6,158	10,803	—	16,961	0.7
Thailand	—	7,899	—	7,899	0.3
United Kingdom	7,404	435,367	90	442,861	17.7
United States	22,731	12,375	—	35,106	1.4
Preferred Stocks	—	16,187	—	16,187	0.6
Short-Term Investments(a)	—	33,989	—	114,373	4.6
Other Securities(a)	—	—	—	127,254	5.1
Total Investments	194,883	2,199,394	90	2,602,005	103.9
Other Assets and Liabilities, Net					(3.9)
					100.0

See accompanying notes which are an integral part of the financial statements.

146 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Financial Instruments
Futures Contracts	538	—	—	538	—*
Foreign Currency Exchange Contracts	(19)	10,375	—	10,356	0.4
Total Other Financial Instruments**	$519	$10,375	$—	$10,894

*    Less than .05% of net assets.
**  Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)  Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 147

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Russell International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$21,884
Variation margin on futures contracts*	5,456	—
Total	$5,456	$21,884
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$4,918	$—
Unrealized depreciation on foreign currency exchange contracts	—	11,528
Total	$4,918	$11,528
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(9,846)	$—
Foreign currency-related transactions**	—	5,922
Total	$(9,846)	$5,922
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(4,677)	$—
Foreign currency-related transactions***	—	8,249
Total	$(4,677)	$8,249

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

148 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$119,556	$—	$119,556
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	21,884	—	21,884
Futures Contracts	Variation margin on futures contracts	2,308	—	2,308
Total Financial and Derivative Assets		143,748	—	143,748
Financial and Derivative Assets not subject to a netting agreement		(2,321)	—	(2,321)
Total Financial and Derivative Assets subject to a netting agreement		$141,427	$—	$141,427

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3,186	$1,780	$—	$1,406
Bank of Montreal	20	20	—	—
Barclays	22,409	—	22,409	—
BNP Paribas	3,089	1,292	—	1,797
Citigroup	6,563	334	6,229	—
Commonwealth Bank of Australia	2,536	770	—	1,766
Credit Suisse	2,778	—	2,778	—
Deutsche Bank	818	—	818	—
Fidelity	1,208	—	1,208	—
Goldman Sachs	13,963	—	13,963	—
HSBC	2,530	893	—	1,637
ING	887	—	887	—
JPMorgan Chase	9,422	—	9,422	—
Merrill Lynch	26,075	—	26,075	—
Morgan Stanley	12,518	—	12,518	—
Royal Bank of Canada	4	4	—	—
Standard Chartered	25	25	—	—
State Street	7,619	5,007	—	2,612
UBS	25,777	764	23,244	1,769
Total	$141,427	$10,889	$119,551	$10,987

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 149

Russell Investment Company
Russell International Developed Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,912	$—	$1,912
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	11,528	—	11,528
Total Financial and Derivative Liabilities		13,440	—	13,440
Financial and Derivative Liabilities not subject to a netting agreement		(1,953)	—	(1,953)
Total Financial and Derivative Liabilities subject to a netting agreement		$11,487	$—	$11,487

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,780	$1,780	$—	$—
Bank of Montreal	127	20	—	107
BNP Paribas	1,292	1,292	—	—
Brown Brothers Harriman	317	—	—	317
Citigroup	491	334	—	157
Commonwealth Bank of Australia	770	770	—	—
HSBC	893	893	—	—
Royal Bank of Canada	15	4	—	11
Standard Chartered	36	25	—	11
State Street	5,002	5,002	—	—
UBS	764	764	—	—
Total	$11,487	$10,884	$—	$603

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

150 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,640,238
Investments, at fair value(*)(>)	2,602,005
Foreign currency holdings(^)	7,751
Unrealized appreciation on foreign currency exchange contracts	21,884
Receivables:
Dividends and interest	10,910
Dividends from affiliated Russell funds	29
Investments sold	23,156
Fund shares sold	1,888
Foreign capital gains taxes recoverable	2,759
Variation margin on futures contracts	2,308
Prepaid expenses	37
Total assets	2,672,727
Liabilities
Payables:
Due to custodian	252
Investments purchased	22,894
Fund shares redeemed	2,004
Accrued fees to affiliates	1,951
Other accrued expenses	467
Variation margin on futures contracts	1,912
Unrealized depreciation on foreign currency exchange contracts	11,528
Payable upon return of securities loaned	127,254
Total liabilities	168,262
Net Assets	$2,504,465

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 151

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Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,537
Accumulated net realized gain (loss)	(258,736)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(38,233)
Futures contracts	538
Foreign currency-related transactions	10,820
Shares of beneficial interest	745
Additional paid-in capital	2,785,794
Net Assets	$2,504,465
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$33.57
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$35.62
Class A — Net assets	$28,382,786
Class A — Shares outstanding ($.01 par value)	845,360
Net asset value per share: Class C(#)	$33.65
Class C — Net assets	$28,565,500
Class C — Shares outstanding ($.01 par value)	848,845
Net asset value per share: Class E(#)	$33.70
Class E — Net assets	$48,188,856
Class E — Shares outstanding ($.01 par value)	1,430,145
Net asset value per share: Class I(#)	$33.65
Class I — Net assets	$507,842,069
Class I — Shares outstanding ($.01 par value)	15,091,557
Net asset value per share: Class S(#)	$33.61
Class S — Net assets	$ 1,877,282,771
Class S — Shares outstanding ($.01 par value)	55,853,791
Net asset value per share: Class Y(#)	$33.62
Class Y — Net assets	$14,202,901
Class Y — Shares outstanding ($.01 par value)	422,393
Amounts in thousands
(^) Foreign currency holdings - cost	$7,651
(*) Securities on loan included in investments	$119,556
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$207,638
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

152 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$35,035
Dividends from affiliated Russell funds	131
Interest	26
Securities lending income (net)	599
Less foreign taxes withheld	(3,252)
Total investment income	32,539
Expenses
Advisory fees	8,851
Administrative fees	610
Custodian fees	600
Distribution fees - Class A	34
Distribution fees - Class C	109
Transfer agent fees - Class A	28
Transfer agent fees - Class C	29
Transfer agent fees - Class E	47
Transfer agent fees - Class I	310
Transfer agent fees - Class S	1,895
Transfer agent fees - Class Y	—**
Professional fees	138
Registration fees	67
Shareholder servicing fees - Class C	36
Shareholder servicing fees - Class E	59
Trustees’ fees	43
Printing fees	139
Miscellaneous	19
Total expenses	13,014
Net investment income (loss)	19,525
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(50,169)
Futures contracts	(9,846)
Foreign currency-related transactions	5,877
Net realized gain (loss)	(54,138)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(54,860)
Futures contracts	(4,677)
Foreign currency-related transactions	8,810
Net change in unrealized appreciation (depreciation)	(50,727)
Net realized and unrealized gain (loss)	(104,865)
Net Increase (Decrease) in Net Assets from Operations	$(85,340)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,525	$57,590
Net realized gain (loss)	(54,138)	243,937
Net change in unrealized appreciation (depreciation)	(50,727)	(271,720)
Net increase (decrease) in net assets from operations	(85,340)	29,807
Distributions
From net investment income
Class A	(311)	(461)
Class C	(76)	(247)
Class E	(453)	(1,185)
Class I	(7,876)	(12,149)
Class S	(27,310)	(42,375)
Class Y	(217)	(18,425)
Net decrease in net assets from distributions	(36,243)	(74,842)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(182,479)	(1,248,949)
Total Net Increase (Decrease) in Net Assets	(304,062)	(1,293,984)

Net Assets
Beginning of period	2,808,527	4,102,511
End of period	$2,504,465	$2,808,527
Undistributed (overdistributed) net investment income included in net assets	$3,537	$20,255

See accompanying notes which are an integral part of the financial statements.

154 Russell International Developed Markets Fund

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Russell International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	84	$2,761	194	$6,914
Proceeds from reinvestment of distributions	9	309	13	460
Payments for shares redeemed	(88)	(2,902)	(194)	(6,958)
Net increase (decrease)	5	168	13	416
Class C
Proceeds from shares sold	24	784	91	3,266
Proceeds from reinvestment of distributions	2	75	7	245
Payments for shares redeemed	(109)	(3,592)	(216)	(7,701)
Net increase (decrease)	(83)	(2,733)	(118)	(4,190)
Class E
Proceeds from shares sold	68	2,230	302	10,784
Proceeds from reinvestment of distributions	13	440	33	1,153
Payments for shares redeemed	(134)	(4,444)	(1,085)	(37,470)
Net increase (decrease)	(53)	(1,774)	(750)	(25,533)
Class I
Proceeds from shares sold	1,287	41,793	3,345	119,368
Proceeds from reinvestment of distributions	230	7,642	344	11,937
Payments for shares redeemed	(2,883)	(93,975)	(6,002)	(215,933)
Net increase (decrease)	(1,366)	(44,540)	(2,313)	(84,628)
Class S
Proceeds from shares sold	4,680	153,132	16,491	590,727
Proceeds from reinvestment of distributions	816	27,064	1,213	42,041
Payments for shares redeemed	(9,650)	(314,150)	(23,155)	(837,195)
Net increase (decrease)	(4,154)	(133,954)	(5,451)	(204,427)
Class Y
Proceeds from shares sold	11	358	100	3,466
Proceeds from reinvestment of distributions	7	217	532	18,425
Payments for shares redeemed	(7)	(221)	(26,240)	(952,478)
Net increase (decrease)	11	354	(25,608)	(930,587)
Total increase (decrease)	(5,640)	$(182,479)	(34,227)	$(1,248,949)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 155

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Russell International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2016*	34.96	.22	(1.23)	(1.01)	(.38)	(.38)
October 31, 2015	35.77	.53	(.79)	(.26)	(.55)	(.55)
October 31, 2014	36.30	.64	(.48)	.16	(.69)	(.69)
October 31, 2013	29.68	.49	6.67	7.16	(.54)	(.54)
October 31, 2012	28.67	.52	.89	1.41	(.40)	(.40)
October 31, 2011	31.14	.47	(2.55)	(2.08)	(.39)	(.39)

Class C
April 30, 2016*	34.86	.09	(1.22)	(1.13)	(.08)	(.08)
October 31, 2015	35.62	.26	(.78)	(.52)	(.24)	(.24)
October 31, 2014	36.15	.37	(.48)	(.11)	(.42)	(.42)
October 31, 2013	29.52	.24	6.67	6.91	(.28)	(.28)
October 31, 2012	28.46	.30	.90	1.20	(.14)	(.14)
October 31, 2011	30.85	.22	(2.49)	(2.27)	(.13)	(.13)

Class E
April 30, 2016*	35.01	.22	(1.22)	(1.00)	(.31)	(.31)
October 31, 2015	35.81	.54	(.81)	(.27)	(.53)	(.53)
October 31, 2014	36.33	.62	(.45)	.17	(.69)	(.69)
October 31, 2013	29.72	.49	6.68	7.17	(.56)	(.56)
October 31, 2012	28.72	.53	.90	1.43	(.43)	(.43)
October 31, 2011	31.19	.49	(2.55)	(2.06)	(.41)	(.41)

Class I
April 30, 2016*	35.10	.26	(1.22)	(.96)	(.49)	(.49)
October 31, 2015	35.91	.66	(.80)	(.14)	(.67)	(.67)
October 31, 2014	36.43	.76	(.48)	.28	(.80)	(.80)
October 31, 2013	29.77	.60	6.70	7.30	(.64)	(.64)
October 31, 2012	28.78	.61	.89	1.50	(.51)	(.51)
October 31, 2011	31.23	.57	(2.54)	(1.97)	(.48)	(.48)

Class S
April 30, 2016*	35.04	.25	(1.22)	(.97)	(.46)	(.46)
October 31, 2015	35.86	.63	(.81)	(.18)	(.64)	(.64)
October 31, 2014	36.38	.71	(.45)	.26	(.78)	(.78)
October 31, 2013	29.74	.57	6.69	7.26	(.62)	(.62)
October 31, 2012	28.75	.59	.89	1.48	(.49)	(.49)
October 31, 2011	31.19	.55	(2.53)	(1.98)	(.46)	(.46)

Class Y
April 30, 2016*	35.08	.29	(1.23)	(.94)	(.52)	(.52)
October 31, 2015	35.90	.25	(.36)	(.11)	(.71)	(.71)
October 31, 2014	36.41	.79	(.46)	.33	(.84)	(.84)
October 31, 2013	29.76	.63	6.69	7.32	(.67)	(.67)
October 31, 2012	28.77	.65	.88	1.53	(.54)	(.54)
October 31, 2011	31.26	.60	(2.58)	(1.98)	(.51)	(.51)

See accompanying notes which are an integral part of the financial statements.

156 Russell International Developed Markets Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
33.57	(2.86)	28,383	1.28	1.28	1.34	32
34.96	(.71)	29,385	1.27	1.27	1.49	102
35.77	.43	29,619	1.25	1.25	1.74	74
36.30	24.47	29,088	1.24	1.24	1.51	89
29.68	5.04	22,905	1.24	1.24	1.83	65
28.67	(6.76)	22,963	1.24	1.24	1.51	74
33.65	(3.23)	28,566	2.03	2.03	.54	32
34.86	(1.46)	32,495	2.02	2.02	.72	102
35.62	(.33)	37,426	2.00	2.00	1.00	74
36.15	23.53	43,136	1.99	1.99	.75	89
29.52	4.26	40,958	1.99	1.99	1.07	65
28.46	(7.34)	52,552	1.99	1.99	.72	74
33.70	(2.87)	48,189	1.28	1.28	1.32	32
35.01	(.72)	51,939	1.27	1.27	1.51	102
35.81	.46	79,957	1.25	1.25	1.69	74
36.33	24.48	111,467	1.24	1.23	1.51	89
29.72	5.11	89,772	1.24	1.19	1.87	65
28.72	(6.66)	89,952	1.24	1.16	1.58	74
33.65	(2.71)	507,842.95		.95	1.62	32
35.10	(.41)	577,646.94		.94	1.84	102
35.91	.76	674,127.92		.92	2.05	74
36.43	24.87	753,290.91		.91	1.84	89
29.77	5.40	672,661.91		.91	2.16	65
28.78	(6.39)	820,995.91		.91	1.81	74
33.61	(2.74)	1,877,282	1.03	1.03	1.55	32
35.04	(.48)	2,102,634	1.02	1.02	1.77	102
35.86	.69	2,347,214	1.00	1.00	1.92	74
36.38	24.76	2,740,707.99		.99	1.76	89
29.74	5.33	2,074,313.99		.99	2.10	65
28.75	(6.43)	1,905,604.99		.99	1.77	74
33.62	(2.65)	14,203.83		.83	1.79	32
35.08	(.25)	14,428.81		.81	.72	102
35.90	.90	934,168.80		.80	2.15	74
36.41	24.99	1,491,711.79		.79	1.93	89
29.76	5.52	1,277,390.80		.80	2.30	65
28.77	(6.46)	1,722,957.81		.81	1.92	74

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund 157

Russell Investment Company
Russell Global Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$973.10	$1,017.40
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.36	$7.52
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$970.00	$1,013.67
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.02	$11.27
Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$973.40	$1,017.40
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.36	$7.52
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

158 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$974.60	$1,018.65
Expenses Paid During Period*	$6.14	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$975.10	$1,019.64
Expenses Paid During Period*	$5.16	$5.27

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Global Equity Fund 159

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.0%			Tencent Holdings, Ltd.	442,200	8,974
Australia - 0.6%					24,030
BHP Billiton PLC - ADR(Æ)	189,400	5,222
Qantas Airways, Ltd.(Æ)	1,051,983	2,575	Denmark - 0.1%
Rio Tinto, Ltd. - ADR	12,678	491	Genmab A/S(Æ)	9,534	1,414
Scentre Group(ö)	321,043	1,144
Telstra Corp., Ltd.	187,122	762	Finland - 0.7%
Woodside Petroleum, Ltd.	34,039	725	Caverion Corp.(Æ)	189,245	1,388
WorleyParsons, Ltd.(Æ)	751,300	3,970	Kone OYJ Class B(Æ)	131,846	6,019
		14,889	Konecranes OYJ(Æ)(Ñ)	184,789	4,242
			Neste OYJ(Æ)(Ñ)	52,743	1,694
Austria - 0.0%			Sampo OYJ Class A(Æ)	33,772	1,476
Erste Group Bank AG(Æ)	8,571	247	YIT OYJ(Æ)(Ñ)	321,800	2,199
					17,018
Belgium - 0.6%
Ageas	8,512	334	France - 6.0%
Groupe Bruxelles Lambert SA	5,535	488	BNP Paribas SA	674,569	35,749
KBC Groep NV	5,019	283	Christian Dior SE(Æ)	30,968	5,429
Solvay SA	61,495	6,226	Cie Generale des Etablissements
UCB SA(Ñ)	93,581	7,031	Michelin Class B	65,500	6,840
		14,362	Danone SA(Ñ)	274,332	19,223
			Engie SA(Æ)(Ñ)	86,822	1,433
Bermuda - 0.2%			Gecina SA(Æ)(ö)	14,221	2,054
Assured Guaranty, Ltd.	156,600	4,051	Imerys SA	88,389	6,542
Axis Capital Holdings, Ltd.	8,300	442	IPSOS	81,276	2,421
Endurance Specialty Holdings, Ltd.	3,400	218	Legrand SA - ADR	185,258	10,558
Hiscox, Ltd.	21,591	285	LVMH Moet Hennessy Louis Vuitton
		4,996	SE - ADR(Ñ)	102,262	16,958
			Mercialys SA(Ñ)(ö)	72,343	1,612
Brazil - 0.6%			PPR SA(Æ)	50,574	8,677
BM&FBovespa SA - Bolsa de Valores			Renault SA	83,516	8,067
Mercadorias e Futuros	1,005,900	5,025	Sanofi - ADR	124,650	10,298
BR Malls Participacoes SA	1,006,500	4,955	Suez Environnement Co.(Ñ)	40,933	755
Itau Unibanco Holding SA - ADR	516,738	4,924	Total SA	183,448	9,277
		14,904	Veolia Environnement SA(Ñ)	111,777	2,747
					148,640
Canada - 1.4%
BCE, Inc.	31,000	1,454	Germany - 4.3%
Brookfield Canada Office Properties(ö)	9,602	211	Allianz SE	102,404	17,368
Canadian Imperial Bank of Commerce	20,300	1,640	BASF SE	64,552	5,337
Canadian National Railway Co.	264,627	16,291	Daimler AG(Æ)	237,191	16,467
Choice Properties Real Estate			Deutsche Telekom AG	374,587	6,550
Investment Trust(ö)	34,881	361	Freenet AG	162,700	4,979
Cominar Real Estate Investment Trust(ö)	31,854	439	Hannover Rueck SE	59,475	6,776
Emera, Inc.(Ñ)	23,600	855	Lanxess AG	104,992	5,486
Enbridge, Inc.(Ñ)	13,314	553	Linde AG	95,643	14,616
Great-West Lifeco, Inc.	24,100	709	Muenchener Rueckversicherungs-
Husky Energy, Inc.	41,062	517	Gesellschaft AG in Muenchen(Æ)	37,958	7,042
Imperial Oil, Ltd.	95,526	3,168	Rhoen Klinikum AG	32,162	1,000
Intact Financial Corp.	11,100	821	STADA Arzneimittel AG	23,516	999
Methanex Corp.	134,200	4,693	Symrise AG	94,420	6,252
Royal Bank of Canada - GDR	12,700	789	Wincor Nixdorf AG(Æ)	128,163	6,988
Suncor Energy, Inc.	49,000	1,438	Zalando SE(Æ)(Þ)	221,709	7,360
Toronto Dominion Bank	17,300	770			107,220
		34,709
			Hong Kong - 0.8%
China - 1.0%			AIA Group, Ltd.	958,200	5,733
Alibaba Group Holding, Ltd. - ADR(Æ)	110,502	8,502	Cathay Pacific Airways, Ltd.(Æ)	1,815,700	2,895
Baidu, Inc. - ADR(Æ)	32,600	6,334	China Resources Power Holdings Co.,
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	Ltd.	1,195,300	2,003
China Petroleum & Chemical Corp.			CLP Holdings, Ltd.	82,500	762
Class H	310,000	220

See accompanying notes which are an integral part of the financial statements.

160 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
New World Development Co., Ltd.(Æ)	1,760,000	1,746	Ono Pharmaceutical Co., Ltd.(Æ)	171,200	7,643
Power Assets Holdings, Ltd.	196,500	1,863	Orix JREIT, Inc.(ö)	249	415
REXLot Holdings, Ltd.(Å)	27,960,023	501	Showa Denko KK(Æ)	4,778,000	4,957
Wharf Holdings, Ltd. (The)(Æ)	122,446	663	Sumitomo Mitsui Financial Group, Inc.
Wheelock & Co., Ltd.	688,000	3,183	(Æ)	505,900	15,207
		19,349	Tokio Marine Holdings, Inc.(Æ)	14,500	468
			Tokyo Electric Power Co. Holdings, Inc.
India - 0.7%			(Æ)	564,000	2,984
Bharti Infratel, Ltd.	1,236,190	7,001	Toyota Motor Corp.(Æ)	340,500	17,176
HDFC Bank, Ltd.(Æ)	217,738	3,708			102,561
Infosys, Ltd. - ADR	295,800	5,561
		16,270	Mexico - 0.2%
			Grupo Televisa SAB - ADR	196,200	5,735
Ireland - 2.8%
Accenture PLC Class A(Æ)	218,551	24,679	Netherlands - 1.6%
AerCap Holdings NV(Æ)	131,894	5,277	Akzo Nobel NV(Æ)	132,957	9,435
Glanbia PLC(Æ)	54,094	1,020	Heineken NV	140,350	13,159
Greencore Group PLC Class A	1,221,762	6,451	ING Groep NV	28,434	349
ICON PLC(Æ)	8,456	572	Koninklijke Philips NV	223,097	6,134
Medtronic PLC	406,625	32,184	Royal Dutch Shell PLC Class A	183,388	4,862
		70,183	Royal Dutch Shell PLC Class B	69,334	1,820
			SBM Offshore NV(Æ)	234,991	3,164
Israel - 0.5%					38,923
Delek Energy Systems, Ltd.(Æ)	498	226
Elbit Systems, Ltd.	6,910	679	New Zealand - 0.2%
Mobileye NV(Æ)(Ñ)	143,674	5,481	Mighty River Power, Ltd.(Æ)	1,274,674	2,685
Teva Pharmaceutical Industries, Ltd.			Ryman Healthcare, Ltd.	203,485	1,268
- ADR	90,600	4,933			3,953
		11,319
			Norway - 0.6%
Italy - 0.7%			DNB ASA(Æ)(Ñ)	416,398	5,332
A2A SpA	610,733	874	SpareBank 1 SR-Bank ASA(Æ)	881,252	4,301
Buzzi Unicem SpA	287,847	5,464	Yara International ASA	145,300	5,815
Enel SpA	1,082,098	4,911			15,448
ENI SpA - ADR	68,802	1,125
Intesa Sanpaolo SpA	197,936	550	Portugal - 0.2%
Parmalat SpA	180,145	502	Energias de Portugal SA	1,363,989	4,851
Snam Rete Gas SpA	161,453	988
Trevi Finanziaria Industriale SpA(Ñ)	1,489,405	2,407	Russia - 0.1%
		16,821	Sberbank of Russia PJSC - ADR	363,500	2,918
Japan - 4.1%			Singapore - 0.5%
Advance Residence Investment Corp.(ö)	560	1,506	Singapore Exchange, Ltd.	986,000	5,506
Asahi Group Holdings, Ltd.	177,500	5,665	United Overseas Bank, Ltd.	428,100	5,905
Canon, Inc.	38,800	1,088			11,411
Chubu Electric Power Co., Inc.(Æ)	99,800	1,307
Dai-ichi Life Insurance Co., Ltd. (The)			South Korea - 2.6%
(Æ)	22,900	273	BNK Financial Group, Inc.(Æ)	283,003	2,291
Daiwa House Industry Co., Ltd.(Æ)	24,200	639	DGB Financial Group, Inc.(Æ)	7,435	59
Daiwa Securities Group, Inc.(Æ)	2,104,000	12,095	Hyundai Motor Co.	10,787	1,356
Eisai Co., Ltd.(Æ)	94,700	5,845	Kia Motors Corp.(Æ)	165,800	6,953
Honda Motor Co., Ltd.	259,000	6,882	LG Household & Health Care, Ltd.(Æ)	9,763	8,601
Japan Petroleum Exploration Co., Ltd.			NAVER Corp.(Æ)	13,663	8,099
(Æ)	11,000	251	Samsung Electronics Co., Ltd.	32,857	35,729
Japan Post Holdings Co., Ltd.(Æ)	58,800	785	Shinhan Financial Group Co., Ltd.(Æ)	74,479	2,720
Japan Tobacco, Inc.	49,300	2,019			65,808
JX Holdings, Inc.(Æ)	946,000	3,990
KDDI Corp.(Æ)	216,800	6,167	Spain - 0.1%
Mizuho Financial Group, Inc.(Æ)	1,717,100	2,553	Endesa SA - ADR	25,849	544
Nippon Prologis REIT, Inc.(ö)	126	303
NTT DOCOMO, Inc.(Æ)	99,300	2,343

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 161

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Iberdrola SA	390,754	2,779	Reckitt Benckiser Group PLC	187,766	18,228
		3,323	SABMiller PLC - ADR	36,503	2,234
			Segro PLC(ö)	190,597	1,165
Sweden - 1.2%			Shaftesbury PLC(ö)	128,793	1,715
Atlas Copco AB Class B(Æ)	128,900	3,104	Standard Chartered PLC	533,242	4,327
Duni AB	260,200	3,790	Taylor Wimpey PLC	2,792,593	7,538
Electrolux AB(Æ)	193,434	5,620	Tesco PLC(Æ)	1,566,954	3,936
Investor AB Class B	183,329	6,718	Vodafone Group PLC	386,027	1,248
Loomis AB Class B	163,260	4,528			180,926
Nordea Bank AB(Æ)	100,005	969
Svenska Handelsbanken AB Class A(Æ)	436,287	5,804	United States - 49.7%
Swedish Orphan Biovitrum AB Class			3M Co.	87,792	14,695
B(Æ)	27,920	408	Aflac, Inc.	12,100	835
		30,941	AGL Resources, Inc.(Æ)	58,353	3,843
			Allergan PLC(Æ)	40,594	8,791
Switzerland - 5.3%			ALLETE, Inc.	104,800	5,889
Basler Kantonalbank(Æ)	7,914	570	Alphabet, Inc. Class A(Æ)	29,636	20,979
Chubb, Ltd.	35,150	4,143	Alphabet, Inc. Class C(Æ)	18,667	12,936
Cie Financiere Richemont SA(Æ)	310,607	20,683	Altria Group, Inc.	48,400	3,035
Credit Suisse Group AG(Æ)	948,481	14,371	Amazon.com, Inc.(Æ)	29,763	19,631
Glencore PLC(Æ)	6,913,900	16,634	Ameren Corp.	7,400	355
Julius Baer Group, Ltd.(Æ)	280,432	12,001	American Electric Power Co., Inc.	25,300	1,607
Kuehne & Nagel International AG	21,560	3,108	American Financial Group, Inc.	5,600	387
LafargeHolcim, Ltd.(Æ)	297,075	15,017	American International Group, Inc.	382,633	21,359
Nestle SA(Æ)	240,094	17,876	American Tower Corp.(ö)	62,655	6,571
Novartis AG(Æ)	166,664	12,726	Ameris Bancorp	290,520	9,122
Roche Holding AG(Æ)	39,493	9,989	Anthem, Inc.	134,101	18,877
Sonova Holding AG	7,916	1,058	Apple, Inc.	151,854	14,235
Swiss Re AG(Æ)	44,721	3,970	Applied Materials, Inc.	219,000	4,483
UBS Group AG	30,895	533	Astoria Financial Corp.	388,100	5,837
		132,679	AT&T, Inc.	161,224	6,259
			Athenahealth, Inc.(Æ)	10,850	1,446
Taiwan - 0.8%			Atmos Energy Corp.	6,200	450
Taiwan Semiconductor Manufacturing			AvalonBay Communities, Inc.(ö)	406	72
Co., Ltd. - ADR	820,700	19,360	Avnet, Inc.	135,200	5,559
			Bank of America Corp.	1,705,458	24,831
Thailand - 0.5%			Bed Bath & Beyond, Inc.(Æ)	46,700	2,205
Siam Commercial Bank PCL (The)(Æ)	1,631,500	6,211	Berkshire Hathaway, Inc. Class B(Æ)	41,476	6,034
Thai Oil PCL(Æ)	2,933,700	5,526	BlackRock, Inc. Class A	12,310	4,386
		11,737	Bristol-Myers Squibb Co.	209,030	15,088
			Brookline Bancorp, Inc.	352,276	4,009
United Kingdom - 7.3%			Brown-Forman Corp. Class B - ADR(Æ)	42,520	4,096
Aon PLC	96,000	10,091	Cabot Oil & Gas Corp.	314,300	7,355
AstraZeneca PLC	117,297	6,746	CalAtlantic Group, Inc.	107,684	3,486
Barclays PLC	6,672,399	16,797	Campbell Soup Co.	1,197	74
Barratt Developments PLC(Æ)	973,593	7,591	Capital One Financial Corp.	78,900	5,712
BBA Aviation PLC(Æ)	1,510,268	4,421	Carter's, Inc.	57,000	6,080
Bellway PLC	191,757	6,850	Caterpillar, Inc.	108,500	8,433
BP PLC	2,639,126	14,557	Cerner Corp.(Æ)	92,499	5,193
British American Tobacco PLC	24,933	1,522	Charter Communications, Inc. Class
CNH Industrial NV(Æ)(Ñ)	1,756,000	13,498	A(Æ)(Ñ)	30,430	6,458
Delphi Automotive PLC	149,200	10,986	Chevron Corp.	63,220	6,460
Diageo PLC	741,567	20,036	Church & Dwight Co., Inc.	23,996	2,224
Experian PLC	299,000	5,480	Cigna Corp.	93,200	12,912
GlaxoSmithKline PLC - ADR(Æ)	60,901	1,297	Cincinnati Financial Corp.	12,200	805
HSBC Holdings PLC	20,182	134	Cisco Systems, Inc.	22,900	630
Imperial Tobacco Group PLC	95,451	5,181	Citigroup, Inc.	461,200	21,344
Land Securities Group PLC(ö)	259,723	4,306	Clorox Co. (The)	7,692	963
National Grid PLC	49,708	709	CMS Energy Corp.	8,400	342
Nomad Foods, Ltd.(Æ)	572,500	4,660	Coca-Cola Co. (The)	57,500	2,576
Persimmon PLC Class A(Æ)	195,034	5,673	Colgate-Palmolive Co.	60,016	4,256

See accompanying notes which are an integral part of the financial statements.

162 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Comcast Corp. Class A(Æ)	5,300	322	Monster Beverage Corp.(Æ)	57,394	8,277
Consolidated Edison, Inc.	20,700	1,544	Mylan NV(Æ)	147,312	6,144
Corning, Inc.	384,800	7,184	NextEra Energy, Inc.	75,300	8,854
CoStar Group, Inc.(Æ)	38,352	7,567	Occidental Petroleum Corp.	30,000	2,300
Costco Wholesale Corp.	16,758	2,482	Oracle Corp.	350,682	13,978
Crown Castle International Corp.(ö)	873	76	Panera Bread Co. Class A(Æ)	30,369	6,514
Cummins, Inc.	67,200	7,864	PepsiCo, Inc.	51,173	5,269
CVS Health Corp.	32,809	3,297	Pfizer, Inc.	532,600	17,421
Danaher Corp.	62,675	6,064	PG&E Corp.	33,900	1,973
DexCom, Inc.(Æ)	118,296	7,616	Philip Morris International, Inc.	27,900	2,738
Dime Community Bancshares, Inc.	309,300	5,601	Phillips 66(Æ)	52,382	4,301
Dominion Resources, Inc.	6,800	486	Pilgrim's Pride Corp.(Æ)	13,611	366
DR Horton, Inc.	588,300	17,684	Pioneer Natural Resources Co.(Æ)	32,352	5,374
Dr Pepper Snapple Group, Inc.	10,800	982	Platform Specialty Products Corp.(Æ)(Ñ)	487,699	5,023
DTE Energy Co.	7,600	678	PPL Corp.	51,800	1,950
Duke Energy Corp.	24,200	1,906	Praxair, Inc.	140,642	16,520
Edison International	22,300	1,577	Priceline Group, Inc. (The)(Æ)	5,606	7,533
Eli Lilly & Co.	30,600	2,311	ProAssurance Corp.	4,600	220
Eversource Energy	10,400	587	Procter & Gamble Co. (The)	54,578	4,373
Exelon Corp.	25,945	910	Progressive Corp. (The)(Æ)	47,300	1,542
Expedia, Inc.	59,744	6,917	Public Service Enterprise Group, Inc.	40,700	1,877
Exxon Mobil Corp.	94,291	8,335	Public Storage(ö)	11,000	2,693
Facebook, Inc. Class A(Æ)	117,444	13,809	Pure Storage, Inc. Class A(Æ)	7,999	116
FairPoint Communications, Inc.(Æ)	130,248	1,727	Quest Diagnostics, Inc.	80,300	6,036
Fastenal Co.(Ñ)	64,200	3,004	Range Resources Corp.	394,000	17,379
Fortune Brands Home & Security, Inc.	121,432	6,729	Raytheon Co.	14,400	1,819
Franklin Resources, Inc.	155,800	5,818	Regal Entertainment Group Class A(Ñ)	138,585	2,889
Frontier Communications Corp.	1,006,300	5,595	Regeneron Pharmaceuticals, Inc.(Æ)	13,355	5,031
General Dynamics Corp.	93,700	13,167	Reynolds American, Inc.	49,600	2,460
General Electric Co.	249,585	7,675	Rite Aid Corp.(Æ)	100,800	811
General Motors Co.	405,400	12,892	Samsonite International SA	2,879,100	9,270
Goldman Sachs Group, Inc. (The)	42,885	7,038	SCANA Corp.	9,100	625
Graham Holdings Co. Class B	4,708	2,244	Schlumberger, Ltd.	41,926	3,368
Hartford Financial Services Group, Inc.	18,800	834	ServiceNow, Inc.(Æ)	139,238	9,953
Hewlett Packard Enterprise Co.(Æ)	191,800	3,195	Southern Co. (The)	38,500	1,929
Hologic, Inc.(Æ)	135,905	4,565	Southwest Bancorp, Inc.	172,800	2,773
Home Depot, Inc. (The)	24,100	3,227	Sprouts Farmers Market, Inc.(Æ)	26,501	744
Honeywell International, Inc.	200,279	22,886	SS&C Technologies Holdings, Inc.	116,931	7,150
HP, Inc.	191,800	2,353	St. Jude Medical, Inc.	162,800	12,405
Hyatt Hotels Corp. Class A(Æ)	24,300	1,163	State Street Corp.	274,555	17,105
Independent Bank Corp.	144,292	6,786	Stericycle, Inc.(Æ)	20,061	1,917
Intel Corp.	476,600	14,431	SunTrust Banks, Inc.	72,400	3,022
International Bancshares Corp.(Æ)	201,918	5,288	Synchrony Financial(Æ)	81,078	2,479
International Business Machines Corp.	13,000	1,897	Tesoro Corp.	30,121	2,400
International Game Technology PLC	336,316	5,832	Thermo Fisher Scientific, Inc.	160,193	23,108
JM Smucker Co. (The)	47,200	5,993	Thomson Reuters Corp.	29,000	1,193
Johnson & Johnson	151,700	17,003	Tiffany & Co.	42,339	3,021
JPMorgan Chase & Co.	643,634	40,678	Time Warner, Inc.	261,563	19,654
Kimberly-Clark Corp.	4,300	538	Travelers Cos., Inc. (The)	15,500	1,703
Lennar Corp. Class A	222,800	10,095	Tyson Foods, Inc. Class A	1,128	74
Lockheed Martin Corp.	9,700	2,254	United Parcel Service, Inc. Class B	165,425	17,381
Marathon Petroleum Corp.	147,357	5,759	United Technologies Corp.	6,182	645
MasterCard, Inc. Class A	17,500	1,697	UnitedHealth Group, Inc.	157,200	20,700
McCormick & Co., Inc.	4,024	377	US Bancorp	5,800	248
McDonald's Corp.	17,800	2,252	Valero Energy Corp.	25,583	1,506
Merck & Co., Inc.	333,400	18,284	Veeva Systems, Inc. Class A(Æ)(Ñ)	161,207	4,435
Meritage Homes Corp.(Æ)	112,900	3,842	Verizon Communications, Inc.	136,234	6,940
MetLife, Inc.	138,400	6,242	Visa, Inc. Class A	318,116	24,571
Microsoft Corp.	683,032	34,063	Voya Financial, Inc.	69,049	2,242
Middleby Corp.(Æ)	72,501	7,949	Walgreens Boots Alliance, Inc.	2,600	206

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 163

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Wal-Mart Stores, Inc.	41,800		2,795
Walt Disney Co. (The)	208,426		21,522
Waters Corp.(Æ)	93,228		12,135
Web.com Group, Inc.(Æ)	322,000		6,437
Webster Financial Corp.	159,300		5,837
WEC Energy Group, Inc.	14,100		821
Wells Fargo & Co.	300,500		15,019
WESCO International, Inc.(Æ)(Ñ)	127,200		7,478
Western Union Co. (The)	302,200		6,044
Workday, Inc. Class A(Æ)(Ñ)	140,794		10,557
Wyndham Worldwide Corp.	60,501		4,293
Xcel Energy, Inc.	25,700		1,029
Xerox Corp.	503,600		4,835
Zillow Group, Inc.(Æ)(Ñ)	166,716		4,008
Zillow Group, Inc. Class A(Æ)(Ñ)	54,181		1,356
Zimmer Biomet Holdings, Inc.	161,073		18,647
			1,231,737
Total Common Stocks
(cost $1,962,347)			2,378,682
Short-Term Investments - 3.9%
United States - 3.9%
Russell U.S. Cash Management Fund	67,192,899	(8)	67,193
United States Treasury Bills
Zero coupon due 06/23/16 (§)(ç)(~)	16,000		15,997
Zero coupon due 07/21/16 (§)(~)	14,000		13,994
Total Short-Term Investments
(cost $97,156)			97,184
Other Securities - 3.5%
Russell U.S. Cash Collateral Fund(×)	86,314,942	(8)	86,315
Total Other Securities
(cost $86,315)			86,315
Total Investments 103.4%
(identified cost $2,145,818)			2,562,181
Other Assets and Liabilities, Net
-(3.4%)			(83,372)
Net Assets - 100.0%			2,478,809

See accompanying notes which are an integral part of the financial statements.

164 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	765	—
REXLot Holdings, Ltd.	08/22/14	HKD	27,960,023	0.10	2,842	501
						501
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	127	EUR	5,557	05/16	138
DAX Index Futures	21	EUR	5,295	06/16	173
Euro STOXX 50 Index Futures	121	EUR	3,602	06/16	104
FTSE 100 Index Futures	73	GBP	4,535	06/16	165
Hang Seng Index Futures	10	HKD	10,427	05/16	(23)
OMXS 30 Index Futures	63	SEK	8,513	05/16	(2)
S&P 500 E-Mini Index Futures	524	USD	53,948	06/16	725
S&P Mid 400 E-Mini Index Futures	30	USD	4,375	06/16	142
S&P/TSX 60 Index Futures	75	CAD	12,205	06/16	281
SPI 200 Index Futures	89	AUD	11,639	06/16	285
TOPIX Index Futures	1,185	JPY	15,719,025	06/16	(743)
Short Positions
Euro STOXX 50 Index Futures	544	EUR	16,195	06/16	69
FTSE 100 Index Futures	621	GBP	38,576	06/16	(1,182)
Hang Seng Index Futures	184	HKD	191,857	05/16	482
MSCI Emerging Markets Mini Index Futures	592	USD	24,817	06/16	(776)
S&P 500 E-Mini Index Futures	241	USD	24,812	06/16	305
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					143

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	74	AUD	100	06/15/16	2
Bank of America	USD	75	AUD	100	06/15/16	1
Bank of America	USD	230	AUD	300	06/15/16	(2)
Bank of America	USD	76	CAD	100	06/15/16	4
Bank of America	USD	150	CAD	200	06/15/16	10
Bank of America	USD	269	CAD	350	06/15/16	10
Bank of America	USD	314	CAD	420	06/15/16	21
Bank of America	USD	409	CHF	400	06/15/16	9
Bank of America	USD	1,051	CHF	1,000	06/15/16	(7)
Bank of America	USD	152	EUR	133	05/03/16	—
Bank of America	USD	228	EUR	200	06/15/16	1
Bank of America	USD	338	EUR	300	06/15/16	5
Bank of America	USD	448	EUR	400	06/15/16	10
Bank of America	USD	668	EUR	600	06/15/16	20
Bank of America	USD	685	EUR	600	06/15/16	3
Bank of America	USD	1,119	EUR	1,000	06/15/16	27
Bank of America	USD	1,123	EUR	1,000	06/15/16	24

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 165

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4,872	EUR	4,404	06/15/16	177
Bank of America	USD	172	GBP	120	06/15/16	4
Bank of America	USD	282	GBP	200	06/15/16	10
Bank of America	USD	283	GBP	200	06/15/16	9
Bank of America	USD	357	GBP	250	06/15/16	8
Bank of America	USD	1,439	GBP	1,000	06/15/16	22
Bank of America	USD	1,729	GBP	1,200	06/15/16	25
Bank of America	USD	129	HKD	1,000	06/15/16	—
Bank of America	USD	129	HKD	1,000	06/15/16	—
Bank of America	USD	413	HKD	3,200	06/15/16	—
Bank of America	USD	266	JPY	30,000	06/15/16	16
Bank of America	USD	1,604	JPY	180,000	06/15/16	89
Bank of America	USD	1,852	JPY	200,000	06/15/16	30
Bank of America	USD	2,517	JPY	283,034	06/15/16	146
Bank of America	USD	2,797	JPY	300,000	06/15/16	25
Bank of America	USD	3,367	JPY	380,000	06/15/16	208
Bank of America	USD	4,504	JPY	500,000	06/15/16	200
Bank of America	USD	24,731	JPY	2,780,659	06/15/16	1,431
Bank of America	USD	96	NOK	820	06/15/16	6
Bank of America	USD	181	NOK	1,500	06/15/16	5
Bank of America	USD	364	NOK	3,000	06/15/16	8
Bank of America	USD	69	SEK	554	05/03/16	—
Bank of America	USD	121	SEK	1,000	06/15/16	4
Bank of America	USD	185	SEK	1,500	06/15/16	2
Bank of America	USD	369	SEK	3,000	06/15/16	5
Bank of America	AUD	100	USD	77	06/15/16	1
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	100	USD	77	06/15/16	1
Bank of America	AUD	100	USD	76	06/15/16	—
Bank of America	AUD	100	USD	77	06/15/16	1
Bank of America	AUD	152	USD	116	06/15/16	1
Bank of America	AUD	200	USD	151	06/15/16	(1)
Bank of America	AUD	200	USD	148	06/15/16	(4)
Bank of America	AUD	200	USD	152	06/15/16	—
Bank of America	AUD	300	USD	226	06/15/16	(2)
Bank of America	AUD	300	USD	227	06/15/16	(1)
Bank of America	AUD	300	USD	229	06/15/16	2
Bank of America	AUD	420	USD	311	06/15/16	(7)
Bank of America	CAD	100	USD	79	06/15/16	(1)
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	76	06/15/16	(4)
Bank of America	CAD	200	USD	157	06/15/16	(2)
Bank of America	CAD	200	USD	153	06/15/16	(6)
Bank of America	CAD	200	USD	151	06/15/16	(8)
Bank of America	CAD	200	USD	152	06/15/16	(7)
Bank of America	CAD	209	USD	161	06/15/16	(5)
Bank of America	CAD	300	USD	231	06/15/16	(8)
Bank of America	CAD	300	USD	238	06/15/16	(1)
Bank of America	CAD	300	USD	239	06/15/16	—
Bank of America	CAD	400	USD	298	06/15/16	(21)
Bank of America	CAD	500	USD	376	06/15/16	(22)
Bank of America	CAD	500	USD	385	06/15/16	(14)
Bank of America	CHF	420	USD	427	06/15/16	(11)
Bank of America	EUR	200	USD	224	06/15/16	(5)

See accompanying notes which are an integral part of the financial statements.

166 Russell Global Equity Fund

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	250	USD	281	06/15/16	(6)
Bank of America	EUR	300	USD	335	06/15/16	(8)
Bank of America	EUR	350	USD	400	06/15/16	(2)
Bank of America	EUR	400	USD	452	06/15/16	(6)
Bank of America	EUR	400	USD	456	06/15/16	(3)
Bank of America	EUR	400	USD	451	06/15/16	(7)
Bank of America	EUR	400	USD	451	06/15/16	(8)
Bank of America	EUR	820	USD	936	06/15/16	(4)
Bank of America	EUR	900	USD	1,007	06/15/16	(25)
Bank of America	EUR	1,000	USD	1,146	06/15/16	—
Bank of America	EUR	1,000	USD	1,141	06/15/16	(5)
Bank of America	EUR	1,300	USD	1,473	06/15/16	(18)
Bank of America	EUR	1,600	USD	1,768	06/15/16	(67)
Bank of America	EUR	2,000	USD	2,208	06/15/16	(85)
Bank of America	EUR	14,400	USD	15,930	06/15/16	(580)
Bank of America	GBP	644	USD	942	05/03/16	1
Bank of America	GBP	100	USD	142	06/15/16	(5)
Bank of America	GBP	100	USD	144	06/15/16	(2)
Bank of America	GBP	100	USD	144	06/15/16	(2)
Bank of America	GBP	100	USD	143	06/15/16	(3)
Bank of America	GBP	200	USD	288	06/15/16	(5)
Bank of America	GBP	200	USD	285	06/15/16	(7)
Bank of America	GBP	200	USD	281	06/15/16	(11)
Bank of America	GBP	200	USD	292	06/15/16	—
Bank of America	GBP	300	USD	432	06/15/16	(7)
Bank of America	GBP	300	USD	431	06/15/16	(7)
Bank of America	GBP	350	USD	509	06/15/16	(3)
Bank of America	GBP	400	USD	569	06/15/16	(16)
Bank of America	GBP	500	USD	706	06/15/16	(24)
Bank of America	GBP	600	USD	856	06/15/16	(20)
Bank of America	GBP	780	USD	1,114	06/15/16	(26)
Bank of America	GBP	8,397	USD	11,911	06/15/16	(359)
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,500	USD	194	06/15/16	—
Bank of America	HKD	2,000	USD	258	06/15/16	—
Bank of America	HKD	4,000	USD	516	06/15/16	—
Bank of America	JPY	10,000	USD	90	06/15/16	(4)
Bank of America	JPY	15,000	USD	134	06/15/16	(7)
Bank of America	JPY	20,000	USD	183	06/15/16	(5)
Bank of America	JPY	40,000	USD	370	06/15/16	(7)
Bank of America	JPY	40,000	USD	375	06/15/16	(1)
Bank of America	JPY	50,000	USD	445	06/15/16	(25)
Bank of America	JPY	60,000	USD	539	06/15/16	(26)
Bank of America	JPY	60,000	USD	549	06/15/16	(16)
Bank of America	JPY	60,000	USD	535	06/15/16	(30)
Bank of America	JPY	90,000	USD	797	06/15/16	(49)
Bank of America	JPY	100,000	USD	922	06/15/16	(19)
Bank of America	JPY	100,000	USD	891	06/15/16	(50)
Bank of America	JPY	100,000	USD	884	06/15/16	(57)
Bank of America	JPY	200,000	USD	1,765	06/15/16	(117)
Bank of America	JPY	400,000	USD	3,592	06/15/16	(171)
Bank of America	SEK	218	USD	27	05/03/16	—

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 167

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	SEK	339	USD	42	05/03/16	—
Bank of America	SEK	6,043	USD	752	05/03/16	(1)
Bank of America	SEK	100	USD	12	06/15/16	—
Bank of America	SEK	600	USD	74	06/15/16	(1)
Bank of America	SEK	1,000	USD	124	06/15/16	(1)
Bank of America	SEK	1,000	USD	123	06/15/16	(2)
Bank of America	SEK	1,400	USD	166	06/15/16	(9)
Bank of Montreal	AUD	200	USD	156	06/15/16	4
Bank of Montreal	CAD	200	USD	158	06/15/16	(1)
Bank of Montreal	EUR	1,500	USD	1,707	06/15/16	(13)
Bank of Montreal	GBP	400	USD	576	06/15/16	(9)
Bank of Montreal	HKD	1,000	USD	129	06/15/16	—
Bank of Montreal	JPY	40,000	USD	367	06/15/16	(9)
Bank of Montreal	JPY	600,000	USD	5,543	06/15/16	(102)
Bank of Montreal	SEK	1,000	USD	124	06/15/16	(1)
BNP Paribas	USD	75	AUD	100	06/15/16	1
BNP Paribas	USD	190	AUD	250	06/15/16	(1)
BNP Paribas	USD	586	AUD	770	06/15/16	(2)
BNP Paribas	USD	5,810	AUD	7,500	06/15/16	(118)
BNP Paribas	USD	146	CAD	190	06/15/16	5
BNP Paribas	USD	554	CAD	720	06/15/16	20
BNP Paribas	USD	367	CHF	350	06/15/16	(2)
BNP Paribas	USD	1,132	EUR	1,000	06/15/16	14
BNP Paribas	USD	4,874	EUR	4,404	06/15/16	175
BNP Paribas	USD	6,454	EUR	5,700	06/15/16	81
BNP Paribas	USD	899	GBP	620	06/15/16	7
BNP Paribas	USD	193	HKD	1,500	06/15/16	—
BNP Paribas	USD	284	HKD	2,200	06/15/16	—
BNP Paribas	USD	603	JPY	65,000	06/15/16	9
BNP Paribas	USD	1,113	JPY	120,000	06/15/16	16
BNP Paribas	USD	2,517	JPY	283,034	06/15/16	146
BNP Paribas	USD	2,663	JPY	295,000	06/15/16	113
BNP Paribas	USD	7,206	JPY	800,000	06/15/16	321
BNP Paribas	USD	24,730	JPY	2,780,659	06/15/16	1,431
BNP Paribas	USD	120	NOK	1,000	06/15/16	4
BNP Paribas	AUD	200	USD	152	06/15/16	—
BNP Paribas	AUD	8,400	USD	6,508	06/15/16	132
BNP Paribas	CAD	120	USD	91	06/15/16	(4)
BNP Paribas	CAD	200	USD	159	06/15/16	—
BNP Paribas	CAD	350	USD	278	06/15/16	(1)
BNP Paribas	CAD	8,100	USD	6,428	06/15/16	(28)
BNP Paribas	CHF	140	USD	145	06/15/16	(1)
BNP Paribas	CHF	6,000	USD	6,177	06/15/16	(89)
BNP Paribas	EUR	500	USD	568	06/15/16	(5)
BNP Paribas	EUR	1,800	USD	2,043	06/15/16	(20)
BNP Paribas	EUR	2,000	USD	2,282	06/15/16	(11)
BNP Paribas	EUR	14,400	USD	15,938	06/15/16	(572)
BNP Paribas	GBP	185	USD	268	06/15/16	(2)
BNP Paribas	GBP	200	USD	282	06/15/16	(11)
BNP Paribas	GBP	300	USD	438	06/15/16	—
BNP Paribas	GBP	600	USD	853	06/15/16	(24)
BNP Paribas	GBP	1,000	USD	1,459	06/15/16	(2)
BNP Paribas	GBP	8,397	USD	11,912	06/15/16	(359)
BNP Paribas	HKD	1,000	USD	129	06/15/16	—
BNP Paribas	HKD	1,200	USD	155	06/15/16	—
BNP Paribas	HKD	1,200	USD	155	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

168 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	HKD	50,000	USD	6,448	06/15/16	—
BNP Paribas	JPY	50,000	USD	463	06/15/16	(8)
BNP Paribas	JPY	120,000	USD	1,083	06/15/16	(46)
BNP Paribas	JPY	700,000	USD	6,305	06/15/16	(281)
BNP Paribas	NOK	4,200	USD	504	06/15/16	(18)
BNP Paribas	NOK	45,000	USD	5,514	06/15/16	(73)
BNP Paribas	SEK	45,000	USD	5,550	06/15/16	(62)
Brown Brothers Harriman	USD	224	AUD	300	06/15/16	4
Brown Brothers Harriman	USD	151	CAD	200	06/15/16	8
Brown Brothers Harriman	USD	1,104	EUR	1,000	06/15/16	42
Brown Brothers Harriman	USD	285	GBP	200	06/15/16	8
Brown Brothers Harriman	CAD	100	USD	76	06/15/16	(4)
Brown Brothers Harriman	EUR	400	USD	448	06/15/16	(11)
Brown Brothers Harriman	GBP	100	USD	142	06/15/16	(4)
Brown Brothers Harriman	JPY	20,000	USD	178	06/15/16	(10)
Citigroup	USD	232	AUD	300	06/15/16	(5)
Citigroup	USD	305	AUD	400	06/15/16	(2)
Citigroup	USD	461	AUD	600	06/15/16	(5)
Citigroup	USD	916	AUD	1,200	06/15/16	(5)
Citigroup	USD	80	CAD	100	06/15/16	—
Citigroup	USD	197	CAD	250	06/15/16	3
Citigroup	USD	282	EUR	250	06/15/16	5
Citigroup	USD	622	EUR	550	06/15/16	8
Citigroup	USD	401	GBP	280	06/15/16	8
Citigroup	USD	565	GBP	400	06/15/16	19
Citigroup	USD	645	GBP	450	06/15/16	13
Citigroup	USD	730	GBP	500	06/15/16	1
Citigroup	USD	2,137	GBP	1,500	06/15/16	56
Citigroup	USD	64	HKD	500	06/15/16	—
Citigroup	USD	258	HKD	2,000	06/15/16	—
Citigroup	USD	516	HKD	4,000	06/15/16	—
Citigroup	USD	516	HKD	4,000	06/15/16	—
Citigroup	USD	922	JPY	100,000	06/15/16	19
Citigroup	USD	2,306	JPY	250,000	06/15/16	46
Citigroup	CAD	300	USD	234	06/15/16	(6)
Citigroup	CHF	280	USD	290	06/15/16	(3)
Citigroup	CHF	1,000	USD	1,030	06/15/16	(14)
Citigroup	CHF	1,200	USD	1,243	06/15/16	(11)
Citigroup	EUR	120	USD	136	06/15/16	(2)
Citigroup	EUR	680	USD	771	06/15/16	(9)
Citigroup	EUR	800	USD	905	06/15/16	(12)
Citigroup	EUR	2,000	USD	2,254	06/15/16	(39)
Citigroup	GBP	500	USD	720	06/15/16	(11)
Citigroup	HKD	3,500	USD	451	06/15/16	—
Citigroup	JPY	60,000	USD	550	06/15/16	(15)
Citigroup	JPY	88,000	USD	812	06/15/16	(16)
Citigroup	JPY	100,000	USD	915	06/15/16	(26)
Citigroup	JPY	200,000	USD	1,833	06/15/16	(48)
Citigroup	NOK	2,000	USD	243	06/15/16	(6)
Citigroup	NOK	2,000	USD	244	06/15/16	(4)
Citigroup	NOK	5,500	USD	675	06/15/16	(8)
Citigroup	SEK	3,000	USD	369	06/15/16	(5)
Citigroup	SEK	3,500	USD	432	06/15/16	(5)
Citigroup	SEK	4,200	USD	520	06/15/16	(4)
Commonwealth Bank of Australia	USD	4,873	EUR	4,404	06/15/16	177
Commonwealth Bank of Australia	USD	2,517	JPY	283,034	06/15/16	146

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 169

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	24,731	JPY	2,780,659	06/15/16	1,430
Commonwealth Bank of Australia	EUR	14,400	USD	15,932	06/15/16	(578)
Commonwealth Bank of Australia	GBP	8,397	USD	11,913	06/15/16	(358)
HSBC	USD	4,872	EUR	4,404	06/15/16	177
HSBC	USD	2,517	JPY	283,034	06/15/16	146
HSBC	USD	24,730	JPY	2,780,659	06/15/16	1,430
HSBC	EUR	200	USD	224	06/15/16	(5)
HSBC	EUR	14,400	USD	15,932	06/15/16	(579)
HSBC	GBP	8,397	USD	11,911	06/15/16	(359)
HSBC	JPY	200,000	USD	1,767	06/15/16	(114)
Northern Trust	USD	59	HKD	459	05/03/16	—
Royal Bank of Canada	USD	4,685	AUD	6,100	06/15/16	(55)
Royal Bank of Canada	USD	4,837	CAD	6,200	06/15/16	104
Royal Bank of Canada	USD	18,048	EUR	16,000	06/15/16	297
Royal Bank of Canada	USD	6,368	GBP	4,500	06/15/16	208
Royal Bank of Canada	USD	908	JPY	100,000	06/15/16	33
Royal Bank of Canada	USD	247	SEK	2,000	06/15/16	3
Royal Bank of Canada	USD	3,693	SEK	30,000	06/15/16	48
Royal Bank of Canada	AUD	300	USD	228	06/15/16	1
Royal Bank of Canada	AUD	300	USD	225	06/15/16	(2)
Royal Bank of Canada	AUD	8,700	USD	6,682	06/15/16	78
Royal Bank of Canada	CAD	400	USD	303	06/15/16	(15)
Royal Bank of Canada	CAD	500	USD	385	06/15/16	(14)
Royal Bank of Canada	CAD	8,000	USD	6,241	06/15/16	(135)
Royal Bank of Canada	EUR	1,200	USD	1,361	06/15/16	(15)
Royal Bank of Canada	EUR	1,200	USD	1,347	06/15/16	(29)
Royal Bank of Canada	EUR	5,400	USD	6,091	06/15/16	(100)
Royal Bank of Canada	GBP	200	USD	290	06/15/16	(2)
Royal Bank of Canada	GBP	500	USD	713	06/15/16	(18)
Royal Bank of Canada	HKD	1,000	USD	129	06/15/16	—
Royal Bank of Canada	HKD	47,000	USD	6,061	06/15/16	—
Royal Bank of Canada	HKD	47,000	USD	6,061	06/15/16	—
Royal Bank of Canada	JPY	60,000	USD	530	06/15/16	(34)
Royal Bank of Canada	JPY	80,000	USD	720	06/15/16	(33)
Royal Bank of Canada	JPY	400,000	USD	3,655	06/15/16	(109)
Royal Bank of Canada	JPY	600,000	USD	5,482	06/15/16	(163)
Royal Bank of Canada	SEK	800	USD	98	06/15/16	(2)
Royal Bank of Canada	SEK	1,000	USD	121	06/15/16	(4)
Standard Chartered	USD	1,837	HKD	14,265	06/15/16	2
Standard Chartered	USD	18,160	HKD	141,000	06/15/16	24
Standard Chartered	HKD	143,705	USD	18,509	06/15/16	(24)
State Street	USD	1,278	AUD	1,700	06/15/16	12
State Street	USD	2,763	AUD	3,731	06/15/16	68
State Street	USD	6,788	AUD	9,165	06/15/16	168
State Street	USD	24,442	AUD	33,000	06/15/16	605
State Street	USD	312	BRL	1,087	05/03/16	4
State Street	USD	577	BRL	2,013	05/03/16	8
State Street	USD	1,675	CAD	2,200	06/15/16	79
State Street	USD	4,357	CAD	5,833	06/15/16	292
State Street	USD	6,969	CAD	9,329	06/15/16	467
State Street	USD	23,904	CAD	32,000	06/15/16	1,601
State Street	USD	523	CHF	500	06/15/16	(1)
State Street	USD	1,105	EUR	1,000	06/15/16	42
State Street	USD	1,131	EUR	1,000	06/15/16	16
State Street	USD	1,142	EUR	1,000	06/15/16	5
State Street	USD	3,424	EUR	3,000	06/15/16	16

See accompanying notes which are an integral part of the financial statements.

170 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	8,669	EUR	7,600	06/15/16	44
State Street	USD	113	GBP	80	06/15/16	4
State Street	USD	564	GBP	400	06/15/16	20
State Street	USD	3,399	GBP	2,400	06/15/16	108
State Street	USD	9,144	GBP	6,448	06/15/16	279
State Street	USD	34,033	GBP	24,000	06/15/16	1,038
State Street	USD	387	HKD	3,000	06/15/16	—
State Street	USD	735	HKD	5,700	06/15/16	—
State Street	USD	98	JPY	11,000	06/15/16	6
State Street	USD	359	JPY	40,000	06/15/16	17
State Street	USD	449	JPY	50,000	06/15/16	21
State Street	USD	1,067	JPY	120,000	06/15/16	62
State Street	USD	2,750	JPY	300,000	06/15/16	73
State Street	USD	4,089	JPY	450,000	06/15/16	145
State Street	USD	240	NOK	2,000	06/15/16	8
State Street	USD	318	NOK	2,700	06/15/16	17
State Street	USD	145	SEK	1,200	06/15/16	5
State Street	USD	530	SEK	4,300	06/15/16	6
State Street	USD	1,570	SEK	13,284	06/15/16	87
State Street	AUD	100	USD	75	06/15/16	(1)
State Street	AUD	200	USD	152	06/15/16	—
State Street	AUD	200	USD	153	06/15/16	1
State Street	AUD	550	USD	412	06/15/16	(5)
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CAD	100	USD	75	06/15/16	(4)
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CAD	300	USD	231	06/15/16	(9)
State Street	CAD	520	USD	392	06/15/16	(22)
State Street	CHF	13,623	USD	13,835	06/15/16	(392)
State Street	CHF	36,000	USD	36,409	06/15/16	(1,187)
State Street	EUR	273	USD	310	05/02/16	(3)
State Street	EUR	120	USD	134	06/15/16	(3)
State Street	EUR	150	USD	168	06/15/16	(4)
State Street	EUR	300	USD	342	06/15/16	(1)
State Street	EUR	600	USD	685	06/15/16	(3)
State Street	EUR	700	USD	779	06/15/16	(23)
State Street	EUR	27,224	USD	30,125	06/15/16	(1,088)
State Street	GBP	100	USD	142	06/15/16	(5)
State Street	GBP	100	USD	142	06/15/16	(4)
State Street	GBP	100	USD	142	06/15/16	(4)
State Street	GBP	200	USD	286	06/15/16	(7)
State Street	GBP	300	USD	429	06/15/16	(9)
State Street	GBP	400	USD	564	06/15/16	(21)
State Street	GBP	800	USD	1,138	06/15/16	(31)
State Street	GBP	850	USD	1,200	06/15/16	(43)
State Street	HKD	1,000	USD	129	06/15/16	—
State Street	HKD	1,000	USD	129	06/15/16	—
State Street	JPY	20,000	USD	176	06/15/16	(12)
State Street	JPY	30,000	USD	270	06/15/16	(12)
State Street	JPY	40,000	USD	359	06/15/16	(17)
State Street	JPY	140,000	USD	1,245	06/15/16	(72)
State Street	JPY	150,000	USD	1,372	06/15/16	(39)
State Street	JPY	200,000	USD	1,823	06/15/16	(59)
State Street	JPY	200,000	USD	1,797	06/15/16	(85)
State Street	JPY	5,000,000	USD	44,459	06/15/16	(2,580)
State Street	NOK	188,000	USD	21,922	06/15/16	(1,422)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 171

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	1,000	USD	120	06/15/16	(5)
State Street	SEK	185,000	USD	21,865	06/15/16	(1,207)
State Street	THB	5,017	USD	143	05/03/16	—
UBS	USD	4,874	EUR	4,404	06/15/16	175
UBS	USD	2,517	JPY	283,034	06/15/16	145
UBS	USD	24,732	JPY	2,780,659	06/15/16	1,430
UBS	CAD	200	USD	150	06/15/16	(10)
UBS	EUR	200	USD	224	06/15/16	(5)
UBS	EUR	14,400	USD	15,937	06/15/16	(573)
UBS	GBP	100	USD	143	06/15/16	(3)
UBS	GBP	8,397	USD	11,907	06/15/16	(364)
UBS	SEK	1,000	USD	120	06/15/16	(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						360

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$5,222	$9,667	$—	$14,889	0.6
Austria	—	247	—	247	—*
Belgium	—	14,362	—	14,362	0.6
Bermuda	4,711	285	—	4,996	0.2
Brazil	14,904	—	—	14,904	0.6
Canada	34,709	—	—	34,709	1.4
China	14,836	9,194	—	24,030	1.0
Denmark	—	1,414	—	1,414	0.1
Finland	—	17,018	—	17,018	0.7
France	—	148,640	—	148,640	6.0
Germany	—	107,220	—	107,220	4.3
Hong Kong	501	18,848	—	19,349	0.8
India	5,561	10,709	—	16,270	0.7
Ireland	62,712	7,471	—	70,183	2.8
Israel	10,414	905	—	11,319	0.5
Italy	—	16,821	—	16,821	0.7
Japan	—	102,561	—	102,561	4.1
Mexico	5,735	—	—	5,735	0.2
Netherlands	—	38,923	—	38,923	1.6
New Zealand	—	3,953	—	3,953	0.2
Norway	—	15,448	—	15,448	0.6
Portugal	—	4,851	—	4,851	0.2
Russia	—	2,918	—	2,918	0.1
Singapore	—	11,411	—	11,411	0.5
South Korea	—	65,808	—	65,808	2.6
Spain	—	3,323	—	3,323	0.1
Sweden	—	30,941	—	30,941	1.2
Switzerland	4,143	128,536	—	132,679	5.3
Taiwan	19,360	—	—	19,360	0.8
Thailand	—	11,737	—	11,737	0.5
United Kingdom	21,077	159,849	—	180,926	7.3
United States	1,222,467	9,270	—	1,231,737	49.7
Short-Term Investments(a)	—	29,991	—	97,184	3.9

See accompanying notes which are an integral part of the financial statements.

172 Russell Global Equity Fund

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Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Securities(a)	—	—	—	86,315	3.5
Total Investments	1,426,352	982,321	—	2,562,181	103.4
Other Assets and Liabilities, Net					(3.4)
					100.0

Other Financial Instruments
Futures Contracts	143	—	—	143	—*
Foreign Currency Exchange Contracts	10	350	—	360	—*
Total Other Financial Instruments**	$153	$350	$—	$503

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 173

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Russell Global Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$16,681
Variation margin on futures contracts*	2,869	—
Total	$2,869	$16,681
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$2,726	$—
Unrealized depreciation on foreign currency exchange contracts	—	16,321
Total	$2,726	$16,321
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(9,989)	$—
Foreign currency-related transactions**	—	6,519
Total	$(9,989)	$6,519
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(10,111)	$—
Foreign currency-related transactions***	—	(193)
Total	$(10,111)	$(193)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

174 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$83,212	$—	$83,212
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	16,681	—	16,681
Futures Contracts	Variation margin on futures contracts	1,791	—	1,791
Total Financial and Derivative Assets		101,684	—	101,684
Financial and Derivative Assets not subject to a netting agreement		(1,805)	—	(1,805)
Total Financial and Derivative Assets subject to a netting agreement		$99,879	$—	$99,879

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$2,583	$2,063	$—	$520
Bank of Montreal	4	4	—	—
Barclays	19,689	—	19,689	—
BNP Paribas	2,476	1,742	—	734
Brown Brothers Harriman	63	30	—	33
Citigroup	10,645	176	10,469	—
Commonwealth Bank of Australia	1,753	936	—	817
Credit Suisse	5,397	—	5,397	—
Fidelity	1,050	—	1,050	—
Goldman Sachs	8,170	—	8,170	—
HSBC	1,753	1,057	—	696
JPMorgan Chase	18,730	—	18,730	—
Merrill Lynch	3,779	—	3,779	—
Morgan Stanley	12,467	—	12,467	—
Royal Bank of Canada	772	730	—	42
Standard Chartered	27	25	—	2
State Street	5,311	5,311	—	—
UBS	5,210	959	3,460	791
Total	$99,879	$13,033	$83,211	$3,635

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 175

Russell Investment Company
Russell Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,038	$—	$1,038
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	16,321	—	16,321
Total Financial and Derivative Liabilities		17,359	—	17,359
Financial and Derivative Liabilities not subject to a netting agreement		(1,042)	—	(1,042)
Total Financial and Derivative Liabilities subject to a netting agreement		$16,317	$—	$16,317

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$2,063	$2,063	$—	$—
Bank of Montreal	135	4	—	131
BNP Paribas	1,742	1,742	—	—
Brown Brothers Harriman	30	30	—	—
Citigroup	258	176	—	82
Commonwealth Bank of Australia	936	936	—	—
HSBC	1,057	1,057	—	—
Royal Bank of Canada	730	730	—	—
Standard Chartered	25	25	—	—
State Street	8,382	5,311	—	3,071
UBS	959	959	—	—
Total	$16,317	$13,033	$—	$3,284

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

176 Russell Global Equity Fund

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Russell Global Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,145,818
Investments, at fair value(*)(>)	2,562,181
Cash	145
Cash (restricted)(a)	1,300
Foreign currency holdings(^)	743
Unrealized appreciation on foreign currency exchange contracts	16,681
Receivables:
Dividends and interest	4,546
Dividends from affiliated Russell funds	30
Investments sold	8,505
Fund shares sold	1,046
Foreign capital gains taxes recoverable	1,395
Variation margin on futures contracts	1,791
Prepaid expenses	36
Total assets	2,598,399
Liabilities
Payables:
Investments purchased	11,466
Fund shares redeemed	1,847
Accrued fees to affiliates	2,359
Other accrued expenses	228
Variation margin on futures contracts	1,038
Deferred capital gains tax liability	16
Unrealized depreciation on foreign currency exchange contracts	16,321
Payable upon return of securities loaned	86,315
Total liabilities	119,590
Net Assets	$2,478,809

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 177

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Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,654)
Accumulated net realized gain (loss)	14,560
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	416,347
Futures contracts	143
Foreign currency-related transactions	436
Shares of beneficial interest	2,476
Additional paid-in capital	2,046,501
Net Assets	$2,478,809
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.97
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.58
Class A — Net assets	$14,181,550
Class A — Shares outstanding ($.01 par value)	1,421,960
Net asset value per share: Class C(#)	$9.88
Class C — Net assets	$11,676,757
Class C — Shares outstanding ($.01 par value)	1,182,393
Net asset value per share: Class E(#)	$9.99
Class E — Net assets	$42,589,086
Class E — Shares outstanding ($.01 par value)	4,262,333
Net asset value per share: Class S(#)	$10.01
Class S — Net assets	$ 1,711,486,216
Class S — Shares outstanding ($.01 par value)	170,970,061
Net asset value per share: Class Y(#)	$10.02
Class Y — Net assets	$698,875,113
Class Y — Shares outstanding ($.01 par value)	69,722,148
Amounts in thousands
(^) Foreign currency holdings - cost	$736
(*) Securities on loan included in investments	$83,212
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$153,508
(a) Cash Collateral for Futures	$1,300
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

178 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$26,941
Dividends from affiliated Russell funds	123
Interest	15
Securities lending income (net)	664
Less foreign taxes withheld	(1,476)
Total investment income	26,267
Expenses
Advisory fees	12,044
Administrative fees	611
Custodian fees	319
Distribution fees - Class A	17
Distribution fees - Class C	45
Transfer agent fees - Class A	14
Transfer agent fees - Class C	12
Transfer agent fees - Class E	42
Transfer agent fees - Class S	1,759
Transfer agent fees - Class Y	16
Professional fees	120
Registration fees	57
Shareholder servicing fees - Class C	15
Shareholder servicing fees - Class E	53
Trustees’ fees	40
Printing fees	107
Miscellaneous	16
Total expenses	15,287
Net investment income (loss)	10,980
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	36,198
Futures contracts	(9,989)
Foreign currency-related transactions	6,089
Net realized gain (loss)	32,298
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(112,003)
Futures contracts	(10,111)
Foreign currency-related transactions	(28)
Net change in unrealized appreciation (depreciation)	(122,142)
Net realized and unrealized gain (loss)	(89,844)
Net Increase (Decrease) in Net Assets from Operations	$(78,864)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 179

Russell Investment Company
Russell Global Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,980	$32,592
Net realized gain (loss)	32,298	303,679
Net change in unrealized appreciation (depreciation)	(122,142)	(196,857)
Net increase (decrease) in net assets from operations	(78,864)	139,414
Distributions
From net investment income
Class A	(199)	(162)
Class C	(76)	(69)
Class E	(626)	(636)
Class S	(31,594)	(33,090)
Class Y	(14,045)	(15,988)
From net realized gain
Class A	(1,154)	(648)
Class C	(1,095)	(721)
Class E	(3,782)	(2,643)
Class S	(159,149)	(110,608)
Class Y	(62,668)	(47,542)
Net decrease in net assets from distributions	(274,388)	(212,107)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(6,368)	(418,038)
Total Net Increase (Decrease) in Net Assets	(359,620)	(490,731)
Net Assets
Beginning of period	2,838,429	3,329,160
End of period	$2,478,809	$2,838,429
Undistributed (overdistributed) net investment income included in net assets	$(1,654)	$33,906

See accompanying notes which are an integral part of the financial statements.

180 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	248	$2,531	198	$2,299
Proceeds from reinvestment of distributions	134	1,323	70	795
Payments for shares redeemed	(152)	(1,540)	(170)	(1,956)
Net increase (decrease)	230	2,314	98	1,138
Class C
Proceeds from shares sold	73	720	212	2,422
Proceeds from reinvestment of distributions	119	1,169	70	789
Payments for shares redeemed	(198)	(1,960)	(330)	(3,779)
Net increase (decrease)	(6)	(71)	(48)	(568)
Class E
Proceeds from shares sold	129	1,257	293	3,364
Proceeds from reinvestment of distributions	422	4,177	270	3,056
Payments for shares redeemed	(354)	(3,554)	(1,041)	(11,953)
Net increase (decrease)	197	1,880	(478)	(5,533)
Class S
Proceeds from shares sold	11,523	114,995	28,057	325,326
Proceeds from reinvestment of distributions	18,937	187,478	12,460	141,178
Payments for shares redeemed	(32,025)	(318,311)	(58,451)	(679,009)
Net increase (decrease)	(1,565)	(15,838)	(17,934)	(212,505)
Class Y
Proceeds from shares sold	1,806	17,421	2,170	25,156
Proceeds from reinvestment of distributions	7,741	76,713	5,607	63,530
Payments for shares redeemed	(8,544)	(88,787)	(24,516)	(289,256)
Net increase (decrease)	1,003	5,347	(16,739)	(200,570)
Total increase (decrease)	(141)	$(6,368)	(35,101)	$(418,038)

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 181

Russell Investment Company
Russell Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	11.40	.03	(.35)	(.32)	(.16)	(.95)
October 31, 2015	11.72	.09	.32	.41	(.15)	(.58)
October 31, 2014	11.07	.07	.83	.90	(.05)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.37	.06	.38	.44	(.05)	—
October 31, 2011	8.41	.04	(.05)	(.01)	(.03)	—

Class C
April 30, 2016*	11.24	(.01)	(.34)	(.35)	(.06)	(.95)
October 31, 2015	11.55	—(f)	.33	.33	(.06)	(.58)
October 31, 2014	10.96	(.02)	.81	.79	—(f)	(.20)
October 31, 2013	8.66	(.01)	2.31	2.30	—	—
October 31, 2012	8.29	—(f)	.37	.37	—	—
October 31, 2011	8.37	(.03)	(.05)	(.08)	—	—

Class E
April 30, 2016*	11.41	.03	(.34)	(.31)	(.16)	(.95)
October 31, 2015	11.72	.09	.32	.41	(.14)	(.58)
October 31, 2014	11.07	.07	.82	.89	(.04)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.38	.06	.37	.43	(.05)	—
October 31, 2011	8.42	.04	(.06)	(.02)	(.02)	—

Class S
April 30, 2016*	11.45	.04	(.34)	(.30)	(.19)	(.95)
October 31, 2015	11.77	.12	.32	.44	(.18)	(.58)
October 31, 2014	11.11	.09	.84	.93	(.07)	(.20)
October 31, 2013	8.79	.09	2.33	2.42	(.10)	—
October 31, 2012	8.41	.08	.37	.45	(.07)	—
October 31, 2011	8.45	.06	(.06)	—	(.04)	—

Class Y
April 30, 2016*	11.48	.05	(.35)	(.30)	(.21)	(.95)
October 31, 2015	11.79	.14	.33	.47	(.20)	(.58)
October 31, 2014	11.14	.12	.82	.94	(.09)	(.20)
October 31, 2013	8.81	.11	2.33	2.44	(.11)	—
October 31, 2012	8.42	.10	.38	.48	(.09)	—
October 31, 2011	8.46	.08	(.07)	.01	(.05)	—

See accompanying notes which are an integral part of the financial statements.

182 Russell Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(1.11)	9.97	(2.69)	14,182	1.50	1.50	.60	22
(.73)	11.40	3.56	13,589	1.49	1.49	.75	50
(.25)	11.72	8.18	12,819	1.49	1.49	.59	39
(.07)	11.07	27.37	11,427	1.49	1.49	.67	82
(.05)	8.76	5.32	9,684	1.48	1.48	.72	107
(.03)	8.37	(.18)	9,598	1.50	1.50	.45	83
(1.01)	9.88	(3.00)	11,677	2.25	2.25	(.18)	22
(.64)	11.24	2.87	13,356	2.24	2.24	—(i)	50
(.20)	11.55	7.26	14,286	2.24	2.24	(.16)	39
—	10.96	26.56	14,118	2.24	2.24	(.08)	82
—	8.66	4.46	11,794	2.23	2.23	(.02)	107
—	8.29	(.96)	14,319	2.25	2.25	(.31)	83
(1.11)	9.99	(2.66)	42,589	1.50	1.50	.58	22
(.72)	11.41	3.59	46,407	1.49	1.49	.75	50
(.24)	11.72	8.15	53,265	1.49	1.49	.60	39
(.07)	11.07	27.41	56,210	1.49	1.49	.67	82
(.05)	8.76	5.25	47,176	1.48	1.48	.71	107
(.02)	8.38	(.19)	47,601	1.50	1.50	.47	83
(1.14)	10.01	(2.54)	1,711,486	1.25	1.25	.82	22
(.76)	11.45	3.80	1,976,080	1.24	1.24	.99	50
(.27)	11.77	8.48	2,240,991	1.24	1.24	.83	39
(.10)	11.11	27.74	2,078,046	1.24	1.24	.92	82
(.07)	8.79	5.49	1,538,904	1.23	1.23	.97	107
(.04)	8.41	.01	1,391,111	1.25	1.25	.70	83
(1.16)	10.02	(2.49)	698,875	1.05	1.05	1.03	22
(.78)	11.48	4.09	788,997	1.04	1.04	1.20	50
(.29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39
(.11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82
(.09)	8.81	5.79	1,043,120	1.05	1.05	1.18	107
(.05)	8.42	.13	1,215,633	1.07	1.07	.85	83

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund 183

Russell Investment Company
Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$987.60	$1,015.96
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.85	$8.97
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.79%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$2,000 (for example, an $9,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$983.90	$1,012.23
	Expenses Paid During Period*	$12.53	$12.71
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.54%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$988.10	$1,015.96
of other funds.	Expenses Paid During Period*	$8.85	$8.97
* Expenses are equal to the Fund's annualized expense ratio of 1.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

184 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,122.50	$1,018.00
Expenses Paid During Period*	$2.44	$6.92

* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.38% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$987.60	$1,017.21
Expenses Paid During Period*	$7.61	$7.72

* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$986.10	$1,018.20
Expenses Paid During Period*	$6.62	$6.72

* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Emerging Markets Fund 185

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.3%			Tim Participacoes SA - ADR(Æ)	425,300	4,717
Argentina - 1.0%			Transmissora Alianca de Energia
Arcos Dorados Holdings, Inc. Class			Eletrica SA(Æ)	202,593	1,152
A(Æ)	288,800	1,198	Vale SA Class B - ADR(Æ)	1,210,279	5,723
Banco Macro SA - ADR(Æ)	56,915	3,565			137,654
Cresud SACIF y A - ADR(Æ)(Ñ)	418,317	4,388
IRSA Inversiones y Representaciones			Cambodia - 0.2%
SA - ADR(Æ)	49,900	740	NagaCorp, Ltd.	4,611,624	3,293
Pampa Energia SA - ADR(Æ)	147,116	3,010
YPF SA - ADR	453,838	9,145	Canada - 0.0%
		22,046	Gran Tierra Energy, Inc.(Æ)	302,290	891
Bangladesh - 0.4%			Chile - 0.6%
Beximco Pharmaceuticals, Ltd.	3,438,956	3,552	Banco de Chile(Æ)	1,839,166	202
BRAC Bank, Ltd.(Æ)	6,195,712	3,278	Banco Santander Chile - ADR	243,475	4,723
United Commercial Bank, Ltd.(Æ)	5,452,492	1,106	Cia Cervecerias Unidas SA - ADR(Æ)	236,324	2,869
		7,936	Empresa Nacional de
			Telecomunicaciones SA	293,870	2,564
Brazil - 6.5%			Empresas CMPC SA	85,020	190
Ambev SA - ADR	2,585,800	14,455	Enersis Americas SA - ADR	13,000	111
B2W Cia Digital(Æ)	1,436,108	5,721	Enersis Chile SA - ADR(Æ)	13,000	83
Banco Bradesco SA - ADR(Æ)(Ñ)	869,817	6,498	Enersis SA(Æ)	743,866	126
Banco Bradesco SA(Æ)	62,594	511	Sociedad Quimica y Minera de Chile
Banco do Brasil SA(Æ)	322,000	2,070	SA - ADR(Ñ)	87,600	1,825
Banco Santander Brasil SA - ADR(Æ)(Ñ)	340,099	1,830			12,693
BB Seguridade Participacoes SA	351,906	3,070
BM&FBovespa SA - Bolsa de Valores			China - 18.1%
Mercadorias e Futuros	2,107,000	10,525	3SBio, Inc.(Æ)(Þ)	153,500	185
BR Malls Participacoes SA	744,771	3,666	51job, Inc. - ADR(Æ)(Ñ)	106,288	3,167
Braskem SA - ADR(Æ)(Ñ)	163,638	2,332	58.com, Inc. - ADR(Æ)	13,892	759
BRF SA - ADR(Æ)	164,000	2,332	AAC Technologies Holdings, Inc.	435,000	3,021
BTG Pactual Group	29,800	170	Agile Property Holdings, Ltd.	3,588,000	2,036
Centrais Eletricas Brasileiras SA(Æ)	657,400	1,489	Agricultural Bank of China, Ltd. Class H	5,219,000	1,883
Cia Brasileira de Distribuicao - ADR(Ñ)	360,700	5,284	Alibaba Group Holding, Ltd. - ADR(Æ)	105,400	8,109
Cia de Saneamento Basico do Estado de			Anhui Conch Cement Co., Ltd. Class H	2,324,206	6,126
Sao Paulo(Æ)	386,940	2,970	Autohome, Inc. - ADR(Æ)(Ñ)	22,709	671
Cia de Saneamento Basico do Estado de			Baidu, Inc. - ADR(Æ)	114,000	22,150
Sao Paulo - ADR(Æ)	308,100	2,354	Bank of China, Ltd. Class H	16,499,000	6,676
Cia de Saneamento de Minas			Bank of Communications Co., Ltd. Class
Gerais-COPASA(Æ)	232,800	1,455	H	10,480,000	6,597
Cielo SA(Æ)	262,476	2,557	Beijing Capital International Airport Co.,
Cosan SA Industria e Comercio	433,500	4,013	Ltd. Class H(Æ)	196,000	209
Even Construtora e Incorporadora SA	445,100	474	Beijing Jingneng Clean Energy Co., Ltd.
Gafisa SA(Æ)	879,760	594	Class H(Æ)	634,000	200
Gerdau SA - ADR	960,614	2,142	BYD Electronic International Co., Ltd.
Gol Linhas Aereas Inteligentes SA -			(Æ)	4,472,500	2,554
ADR(Æ)(Ñ)	55,199	390	CAR, Inc.(Æ)(Ñ)	247,000	278
Grendene SA	499,846	2,469	China Cinda Asset Management Co.,
Hypermarcas SA(Æ)	483,400	4,264	Ltd. Class H	9,551,282	3,116
Itau Unibanco Holding SA - ADR	1,933,067	18,422	China CITIC Bank Corp., Ltd. Class
JBS SA	1,855,600	4,877	H(Æ)	9,269,000	5,811
Light SA(Æ)	123,900	371	China Communications Construction Co.,
MRV Engenharia e Participacoes SA	697,574	2,438	Ltd. Class H	1,097,000	1,304
Multiplus SA	53,300	588	China Communications Services Corp.,
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	640,000	4,934	Ltd. Class H(Æ)	396,000	187
Porto Seguro SA(Æ)	208,929	1,683	China Construction Bank Corp. Class H	26,363,052	16,796
Rumo Logistica Operadora Multimodal			China Everbright Bank Co., Ltd. Class H	5,751,000	2,585
SA(Æ)	143,044	178	China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—
Sao Martinho SA(Æ)	78,516	1,021	China Huishan Dairy Holdings Co., Ltd.
Smiles SA(Æ)	71,100	825	(Æ)(Ñ)	4,864,000	1,817
Telefonica Brasil SA - ADR	575,494	7,090

See accompanying notes which are an integral part of the financial statements.

186 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China International Capital Corp., Ltd.			Hengan International Group Co., Ltd.	84,500	754
Class H(Æ)(Þ)	142,000	220	Hua Hong Semiconductor, Ltd.(Æ)(Þ)	2,196,000	2,203
China Life Insurance Co., Ltd. Class H	1,799,250	4,133	Huadian Power International Corp., Ltd.
China Longyuan Power Group Corp.,			Class H	8,422,000	4,318
Ltd. Class H	4,533,000	3,106	Huaneng Power International, Inc. Class
China Machinery Engineering Corp.			H	552,000	392
Class H	2,678,000	1,814	Huishang Bank Corp., Ltd. Class H	1,304,000	627
China Mengniu Dairy Co., Ltd.	2,659,000	4,496	Industrial & Commercial Bank of China,
China Merchants Bank Co., Ltd. Class H	548,500	1,195	Ltd. Class H	31,208,697	16,768
China Merchants Shekou Industrial Zone			Intime Retail Group Co., Ltd.(Æ)	600,500	535
Co., Ltd. Class A(Å)(Æ)	345,419	754	JA Solar Holdings Co., Ltd. - ADR(Æ)
China Minsheng Banking Corp., Ltd.			(Ñ)	102,300	887
Class H	670,000	629	JD.com, Inc. - ADR(Æ)	419,589	10,725
China National Building Material Co.,			Jiangsu Expressway Co., Ltd. Class H	2,038,000	2,665
Ltd. Class H	516,000	265	JinkoSolar Holding Co., Ltd. - ADR(Æ)
China Oilfield Services, Ltd. Class H(Æ)	154,000	133	(Ñ)	64,700	1,441
China Pacific Insurance Group Co., Ltd.			Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	3,280,000	330
Class H	1,620,328	5,686	Kingsoft Corp., Ltd.(Æ)	160,000	368
China Petroleum & Chemical Corp.			Lenovo Group, Ltd.	6,931,296	5,466
Class H	8,414,550	5,973	Logan Property Holdings Co., Ltd.	880,000	332
China Railway Group, Ltd. Class H	4,864,000	3,803	Longfor Properties Co., Ltd.	999,000	1,398
China Shenhua Energy Co., Ltd. Class H	2,551,252	4,251	Luye Pharma Group, Ltd.(Æ)	334,500	231
China Telecom Corp., Ltd. Class H	6,578,000	3,235	Metallurgical Corp. of China, Ltd. Class
China Vanke Co., Ltd. Class H	1,033,900	2,579	H	3,058,000	915
China Zhongwang Holdings, Ltd.(Æ)(Ñ)	1,184,000	585	Minth Group, Ltd.(Æ)	82,000	214
Chongqing Changan Automobile Co.,			NetEase, Inc. - ADR	40,300	5,670
Ltd. Class B	1,944,167	3,355	New Oriental Education & Technology
Chongqing Rural Commercial Bank Co.,			Group - ADR	133,700	5,236
Ltd. Class H	8,426,000	4,417	People's Insurance Co. Group of China,
CIFI Holdings Group Co., Ltd.	14,768,000	3,417	Ltd. (The) Class H	1,145,000	458
CKH Food & Health, Ltd.(Æ)(Ñ)	298,221	750	PetroChina Co., Ltd. Class H	1,370,000	1,003
CNOOC, Ltd.	2,488,000	3,084	PetroChina Co., Ltd. - ADR	31,700	2,316
CNOOC, Ltd. - ADR(Ñ)	59,010	7,284	PICC Property & Casualty Co., Ltd.
Country Garden Holdings Co., Ltd.	3,590,000	1,415	Class H(Æ)	2,346,000	4,237
CRRC Corp., Ltd.(Æ)	927,000	899	Ping An Insurance Group Co. of China,
CSPC Pharmaceutical Group, Ltd.(Æ)	1,178,000	1,043	Ltd. Class H(Æ)	924,000	4,301
Ctrip.com International, Ltd. - ADR(Æ)			Qihoo 360 Technology Co., Ltd.
(Ñ)	150,800	6,576	- ADR(Æ)	11,500	873
Dalian Wanda Commercial Properties			Qunar Cayman Islands, Ltd. - ADR(Æ)
Co., Ltd. Class H(Þ)	106,400	703	(Ñ)	33,500	1,367
Datang International Power Generation			Real Gold Mining, Ltd.(Å)(Æ)	463,232	—
Co., Ltd. Class H	756,000	214	Red Star Macalline Group Corp., Ltd.
Dongfeng Motor Group Co., Ltd. Class H	7,354,000	8,013	Class H(Æ)(Þ)	111,400	126
ENN Energy Holdings, Ltd.	680,100	3,312	Semiconductor Manufacturing
Fantasia Holdings Group Co., Ltd.	2,299,500	302	International Corp.(Æ)	12,367,000	1,016
FIH Mobile, Ltd.(Æ)	1,033,000	443	Shandong Weigao Group Medical
Fosun International, Ltd.	163,500	226	Polymer Co., Ltd. Class H(Æ)	424,000	253
Future Land Development Holdings, Ltd.	2,796,000	395	Shanghai Fosun Pharmaceutical Group
Fuyao Glass Industry Group Co., Ltd.			Co., Ltd. Class H(Æ)	105,500	284
Class H(Æ)(Þ)	230,400	519	Shanghai Pharmaceuticals Holding Co.,
Geely Automobile Holdings, Ltd.	3,970,000	1,955	Ltd. Class H	2,316,000	4,896
Golden Eagle Retail Group, Ltd.	202,000	233	Shenzhen Expressway Co., Ltd. Class H	886,000	785
GOME Electrical Appliances Holding,			Shenzhou International Group Holdings,
Ltd.(Æ)	2,860,000	367	Ltd.	592,163	3,045
Great Wall Motor Co., Ltd. Class H	260,000	195	Shui On Land, Ltd.	9,219,500	2,402
Gree Electric Appliances, Inc. of Zhuhai			Shunfeng International Clean Energy,
Class A(Å)	491,300	1,456	Ltd.(Æ)	2,646,000	492
Guangzhou Automobile Group Co., Ltd.			Sihuan Pharmaceutical Holdings Group,
Class H(Æ)	2,878,000	3,319	Ltd.(Æ)	2,564,000	592
Guangzhou R&F Properties Co., Ltd.(Æ)	2,356,800	3,284	SINA Corp.(Æ)	229,600	11,501
Harbin Bank Co., Ltd. Class H(Ñ)(Þ)	891,000	252	Sino-Ocean Land Holdings, Ltd.	834,000	374

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 187

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sinopec Engineering Group Co., Ltd.			Guernsey - 0.2%
Class H(Æ)	1,293,000	1,197	VinaCapital Vietnam Opportunity Fund,
Sinopec Shanghai Petrochemical Co.,			Ltd.(Ñ)	1,695,566	4,747
Ltd. Class H(Æ)	5,606,000	2,749
Soho China, Ltd.	590,500	296	Hong Kong - 6.8%
Sohu.com, Inc.(Æ)	217,000	9,750	AIA Group, Ltd.	1,183,000	7,078
Sunny Optical Technology Group Co.,			ASM Pacific Technology, Ltd.	790,023	5,700
Ltd.(Æ)	406,000	1,251	Beijing Enterprises Holdings, Ltd.	19,000	98
Tencent Holdings, Ltd.	1,823,643	37,006	BOC Hong Kong Holdings, Ltd.	147,500	441
Tianhe Chemicals Group, Ltd.(Å)(Æ)	25,778,000	2,326	Brilliance China Automotive Holdings,
Tianjin Capital Environmental Protection			Ltd.(Æ)	3,184,000	3,146
Group Co., Ltd. Class H(Æ)	76,000	42	China Agri-Industries Holdings, Ltd.(Æ)	2,481,000	849
Tianneng Power International, Ltd.(Æ)			China Everbright International, Ltd.	3,001,978	3,361
(Ñ)	2,378,000	1,942	China Everbright, Ltd.	252,000	493
Tingyi Cayman Islands Holding Corp.	3,634,800	4,232	China High Speed Transmission
Trina Solar, Ltd. - ADR(Æ)(Ñ)	487,539	4,753	Equipment Group Co., Ltd.(Æ)	2,282,000	1,763
Tsingtao Brewery Co., Ltd. Class H	750,000	2,826	China Lumena New Materials Corp.(Æ)	3,024,000	4
Uni-President China Holdings, Ltd.	5,285,200	4,923	China Merchants Holdings International
Universal Health International Group			Co., Ltd.	1,135,515	3,366
Holding, Ltd.(Æ)	878,000	79	China Metal Recycling Holdings, Ltd.
Vipshop Holdings, Ltd. - ADR(Æ)(Ñ)	80,300	1,095	(Å)(Æ)	335,400	—
Want Want China Holdings, Ltd.(Ñ)	1,666,000	1,280	China Mobile, Ltd.	944,300	10,741
Weichai Power Co., Ltd. Class H	256,000	305	China Mobile, Ltd. - ADR	340,065	19,561
Weiqiao Textile Co. Class H	345,500	258	China Overseas Land & Investment, Ltd.	4,756,040	15,089
Xinyi Solar Holdings, Ltd.(Æ)(Ñ)	2,912,000	1,146	China Power International Development,
XTEP International Holdings, Ltd.(Æ)	2,511,500	1,481	Ltd.(Æ)	1,197,000	507
Yangzijiang Shipbuilding Holdings, Ltd.	1,483,800	1,088	China Resources Beer Holdings Co.,
Yantai Changyu Pioneer Wine Co., Ltd.			Ltd.(Æ)	790,000	1,730
Class B(Æ)	184,000	581	China Resources Cement Holdings, Ltd.	382,000	126
Yirendai, Ltd. - ADR(Æ)(Ñ)	144,292	1,781	China Resources Gas Group, Ltd.	1,107,333	3,128
Zhejiang Expressway Co., Ltd. Class H	102,000	104	China Resources Land, Ltd.	240,000	589
ZTE Corp. Class H(Æ)	528,000	819	China Resources Power Holdings Co.,
		381,628	Ltd.	70,000	117
			China Unicom Hong Kong, Ltd.	4,272,000	4,991
Colombia - 0.3%			Chow Tai Fook Jewellery Group, Ltd.
Almacenes Exito SA	406,596	2,287	(Æ)(Ñ)	873,800	606
Bancolombia SA - ADR(Ñ)	65,000	2,515	CITIC, Ltd.(Æ)	1,695,000	2,457
Corp. Financiera Colombiana SA(Æ)	16,922	229	COSCO Pacific, Ltd.	772,000	820
Empresa de Energia de Bogota SA			CT Environmental Group, Ltd.(Æ)(Ñ)	7,748,367	2,258
ESP(Æ)	345,858	225	Far East Horizon, Ltd.(Æ)	126,000	99
Isagen SA ESP(Æ)	153,641	221	Galaxy Entertainment Group, Ltd.	1,189,840	3,986
		5,477	GCL-Poly Energy Holdings, Ltd.(Æ)(Ñ)	13,953,855	2,060
			Guangdong Investment, Ltd.	848,000	1,193
Czech Republic - 0.1%			Haier Electronics Group Co., Ltd.	1,683,956	2,807
Komercni Banka AS(Æ)	15,467	3,173	Hanergy Thin Film Power Group, Ltd.
			(Æ)	1,630,000	822
Egypt - 0.5%			Hong Kong Exchanges and Clearing,
Commercial International Bank Egypt			Ltd.	76,700	1,933
SAE(Æ)	794,607	4,043	Hopson Development Holdings, Ltd.(Æ)	828,000	783
Commercial International Bank Egypt			Huabao International Holdings, Ltd.(Æ)	1,510,000	591
SAE - GDR(Æ)	244,600	912	Ju Teng International Holdings, Ltd.	143,000	64
Eastern Tobacco(Æ)	135,143	2,738	Kerry Logistics Network, Ltd.	460,500	649
Edita Food Industries SAE - GDR(Æ)	56,427	856	Kerry Properties, Ltd.	427,000	1,162
Talaat Moustafa Group(Æ)	2,456,277	1,845	Kingboard Chemical Holdings, Ltd.	598,500	1,150
		10,394	Kunlun Energy Co., Ltd.	492,000	423
			Lee & Man Paper Manufacturing, Ltd.	2,537,000	1,656
Greece - 0.1%			New World China Land, Ltd.(Æ)	1,316,000	1,315
Sarantis SA	210,603	2,106	Nine Dragons Paper Holdings, Ltd.	4,384,000	3,132
			NWS Holdings, Ltd.(Æ)	456,000	693
			Qingling Motors Co., Ltd. Class H	996,000	322
			Shanghai Industrial Holdings, Ltd.	169,000	384

See accompanying notes which are an integral part of the financial statements.

188 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shengjing Bank Co., Ltd. Class H(Æ)(Þ)	403,500	547	ICICI Bank, Ltd. - ADR	1,237,092	8,722
Shenzhen International Holdings, Ltd.			Indiabulls Housing Finance Ltd	20,519	214
(Æ)	581,000	948	Indiabulls Real Estate, Ltd.(Æ)	628,908	638
Shenzhen Investment, Ltd.	5,512,000	2,222	Indian Oil Corp., Ltd.(Æ)	656,864	4,283
Shimao Property Holdings, Ltd.	1,052,500	1,453	Infosys, Ltd. - ADR	329,087	6,187
Sino Biopharmaceutical, Ltd.	2,997,885	2,127	Infosys, Ltd.	111,653	2,028
Skyworth Digital Holdings, Ltd.	8,580,028	5,587	ITC, Ltd.(Æ)	80,378	393
SmarTone Telecommunications Holdings,			Larsen & Toubro, Ltd.(Æ)	199,602	3,760
Ltd.(Æ)	1,348,322	2,224	LIC Housing Finance, Ltd.	298,875	2,076
Tianjin Development Holdings, Ltd.	384,000	190	Lupin, Ltd.	20,272	490
TravelSky Technology, Ltd. Class H(Æ)	254,000	472	Mahindra & Mahindra, Ltd.	16,111	323
VTech Holdings, Ltd.	121,099	1,245	Marico, Ltd.(Æ)	83,000	325
WH Group, Ltd.(Æ)(Þ)	8,341,000	6,725	Maruti Suzuki India, Ltd.	52,540	2,993
Yue Yuen Industrial Holdings, Ltd.	1,240,500	4,503	Nestle India, Ltd.	2,638	228
Yuexiu Real Estate Investment Trust(Æ)			NHPC, Ltd.(Æ)	627,301	195
(ö)	2,141,000	1,186	Oil & Natural Gas Corp., Ltd.(Æ)	169,082	550
		143,672	Oil India, Ltd.(Æ)	82,753	415
			Oracle Financial Services Software, Ltd.
Hungary - 0.9%			(Æ)	12,376	673
MOL Hungarian Oil & Gas PLC	3,535	216	Page Industries, Ltd.(Æ)	1,182	223
OTP Bank PLC	472,531	12,520	Petronet LNG, Ltd.(Æ)	28,809	114
Richter Gedeon Nyrt	315,988	6,280	Pidilite Industries, Ltd.(Æ)	22,282	202
		19,016	Piramal Enterprises, Ltd. Class A(Æ)	158,128	2,834
			Power Finance Corp., Ltd.(Æ)	512,313	1,379
India - 7.5%			Power Grid Corp. of India, Ltd.(Æ)	84,965	183
Adani Enterprises, Ltd.(Æ)	660,842	860	Punjab National Bank	1,097,051	1,430
Aditya Birla Nuvo, Ltd.(Æ)	48,833	628	Rajesh Exports, Ltd.(Æ)	174,864	1,557
Ambuja Cements, Ltd.	977,467	3,246	Reliance Capital, Ltd.(Æ)	283,244	1,720
Asian Paints, Ltd.(Æ)	38,176	498	Reliance Industries, Ltd.	1,086,780	16,052
Aurobindo Pharma, Ltd.(Æ)	358,421	4,086	Reliance Industries, Ltd. - GDR(Þ)	459,343	13,597
Axis Bank, Ltd.	1,136,359	8,055	State Bank of India	377,650	1,070
Bajaj Auto, Ltd.(Æ)	20,832	781	Sun Pharmaceutical Industries, Ltd.(Æ)	22,917	279
Bajaj Finance, Ltd.(Æ)	9,722	999	Sun TV Network, Ltd.(Æ)	201,276	1,126
Bajaj Finserv, Ltd.(Æ)	24,470	690	Tata Chemicals, Ltd.	316,601	1,930
Bank of Baroda	1,324,990	3,133	Tata Consultancy Services, Ltd.	147,054	5,604
Bharat Electronics, Ltd. Class A	52,429	931	Tata Motors, Ltd. Class A(Æ)	851,850	3,838
Bharat Heavy Electricals, Ltd.(Æ)	389,811	734	Tata Motors, Ltd.(Æ)	738,812	4,532
Bharat Petroleum Corp., Ltd.	360,790	5,327	Titan Co., Ltd.(Æ)	88,569	474
Bharti Airtel, Ltd.	1,619,626	8,854	Torrent Pharmaceuticals, Ltd.(Æ)	19,068	410
Bharti Infratel, Ltd.	298,200	1,689	UltraTech Cement, Ltd.	70,706	3,360
Britannia Industries, Ltd.(Æ)	11,703	504	Union Bank of India	122,498	234
Cadila Healthcare, Ltd.(Æ)	39,374	194	Vedanta, Ltd.(Æ)	377,814	585
Canara Bank(Æ)	72,849	225	Wipro, Ltd.(Æ)	47,593	398
Castrol India, Ltd.(Æ)	89,107	532	WNS Holdings, Ltd. - ADR(Æ)	48,800	1,546
Chennai Petroleum Corp., Ltd.(Æ)	307,979	989	Zee Entertainment Enterprises, Ltd.(Æ)	103,511	646
Cipla, Ltd.	61,928	500			158,732
Cummins India, Ltd.(Æ)	41,265	550
Dabur India, Ltd. Class A	772,002	3,205	Indonesia - 1.4%
Divi's Laboratories, Ltd.(Æ)	39,665	627	Astra International Tbk PT	7,240,000	3,682
Federal Bank, Ltd.(Æ)	1,099,274	758	Bank Central Asia Tbk PT(Æ)	288,500	285
GlaxoSmithKline Consumer Healthcare,			Bank Mandiri Persero Tbk PT(Æ)	357,000	261
Ltd.	3,173	282	Bank Rakyat Indonesia Persero Tbk
Godrej Consumer Products, Ltd.(Æ)	17,722	353	PT(Æ)	12,994,800	10,173
HCL Technologies, Ltd.	40,179	454	Bank Tabungan Negara Persero Tbk
Hindustan Petroleum Corp., Ltd.(Æ)	189,199	2,372	PT(Æ)	870,700	116
Hindustan Unilever, Ltd.(Æ)	28,952	378	Charoen Pokphand Indonesia Tbk PT(Æ)	1,901,700	534
Hindustan Zinc, Ltd.(Æ)	112,291	290	Gudang Garam Tbk PT(Æ)	525,700	2,756
Housing Development & Infrastructure,			Indofood CBP Sukses Makmur Tbk PT	249,800	288
Ltd.(Æ)	1,113,512	1,435	Media Nusantara Citra Tbk PT	22,158,014	3,939
Housing Development Finance Corp.,			Perusahaan Gas Negara Persero Tbk(Æ)	12,106,705	2,395
Ltd.	290,792	4,757	Semen Indonesia Persero Tbk PT(Æ)	876,300	656

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 189

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Steel Pipe Industry of Indonesia PT(Æ)	59,368,200	961	Controladora Vuela Cia de Aviacion SAB
Tambang Batubara Bukit Asam Persero			de CV - ADR(Æ)	70,854	1,479
Tbk PT(Æ)	1,702,000	906	El Puerto de Liverpool SAB de CV(Æ)	143,643	1,633
Telekomunikasi Indonesia Persero Tbk			Fomento Economico Mexicano SAB de
PT(Æ)	3,700,300	994	CV(Æ)	79,900	743
Tiga Pilar Sejahtera Food Tbk(Æ)	4,474,500	382	Fomento Economico Mexicano SAB de
United Tractors Tbk PT(Æ)	1,262,857	1,432	CV - ADR	60,700	5,658
		29,760	Fresnillo PLC(Æ)	18,712	305
			Genomma Lab Internacional SAB de CV
Jersey - 0.2%			Class B(Æ)	2,523,750	2,772
Randgold Resources, Ltd.(Æ)	33,395	3,324	Gentera SAB de CV(Æ)	532,751	1,060
			Gruma SAB de CV Class B	206,340	3,014
Jordan - 0.1%			Grupo Aeroportuario del Centro Norte
Hikma Pharmaceuticals PLC	89,652	2,893	SAB de CV Class B(Æ)	335,360	1,941
			Grupo Aeroportuario del Pacifico SAB de
Kazakhstan - 0.0%			CV Class B(Æ)	109,000	1,027
KazMunaiGas Exploration Production			Grupo Aeroportuario del Sureste SAB de
JSC - GDR	134,917	907	CV Class B(Æ)	27,070	416
			Grupo Aeroportuario del Sureste SAB de
Kenya - 0.1%			CV - ADR	24,200	3,723
East African Breweries, Ltd.(Æ)	412,949	1,212	Grupo Bimbo SAB de CV(Æ)	172,600	526
			Grupo Fin Santander ADR B - ADR(Æ)	334,100	3,054
Kuwait - 0.4%			Grupo Financiero Banorte SAB de CV
National Bank of Kuwait SAKP(Æ)	2,368,373	5,270	Class O	2,489,552	14,133
VIVA Kuwait Telecom Co.(Æ)	730,254	2,465	Grupo Financiero Inbursa SAB de CV
		7,735	Class O	102,300	201
			Grupo Lala SAB de CV Class B(Æ)	1,127,178	3,014
Luxembourg - 0.2%			Grupo Mexico SAB de CV	1,631,432	4,150
Tenaris SA - ADR	123,700	3,349	Grupo Sanborns SAB de CV(Æ)	142,600	197
			Grupo Televisa SAB - ADR	383,000	11,195
Macao - 0.4%			Kimberly-Clark de Mexico SAB de CV
Sands China, Ltd.	2,189,439	7,803	Class A	1,652,919	3,912
			La Comer SAB de CV(Æ)	207,000	216
Malaysia - 0.7%			Megacable Holdings SAB de CV	176,900	817
AirAsia BHD(Æ)	3,529,100	1,714	Nemak SAB de CV(Æ)(Þ)	152,600	219
British American Tobacco Malaysia BHD	172,138	2,023	OHL Mexico SAB de CV(Æ)	916,032	1,490
IHH Healthcare BHD	209,400	351	Promotora y Operadora de
IJM Corp. BHD	2,882,633	2,548	Infraestructura SAB de CV(Æ)	20,065	255
Kuala Lumpur Kepong BHD(Æ)	33,500	205	Wal-Mart de Mexico SAB de CV(Æ)	1,458,473	3,607
Malayan Banking BHD(Æ)	234,000	534			83,459
MISC BHD	204,700	442
Petronas Chemicals Group BHD(Æ)	437,500	752	Morocco - 0.1%
Petronas Dagangan BHD	288,308	1,760	Residences Dar Saada	112,171	2,208
Petronas Gas BHD	54,700	308
Public Bank BHD	73,000	349	Netherlands - 0.3%
Resorts World BHD(Æ)	587,000	671	Nostrum Oil & Gas PLC	278,498	1,229
Steppe Cement, Ltd.(Æ)	1,139,180	237	Steinhoff International Holdings NV(Æ)	92,517	580
Tenaga Nasional BHD	135,800	499	X5 Retail Group NV - GDR(Æ)	273,230	5,410
UEM Sunrise BHD	4,329,500	1,127			7,219
Westports Holdings BHD	303,200	322
YTL Power International BHD(Æ)	562,800	216	Nigeria - 0.4%
		14,058	Dangote Cement PLC(Æ)	5,152,045	4,225
			Guaranty Trust Bank PLC(Æ)	15,249,498	1,283
Mexico - 4.0%			Guaranty Trust Bank PLC - GDR(Æ)	101,104	354
Alfa SAB de CV Class A(Æ)	108,700	204	Lekoil, Ltd.(Æ)	9,748,626	2,501
America Movil SAB de CV(Æ)	376,500	266	Zenith Bank PLC	12,301,970	786
America Movil SAB de CV Class L					9,149
- ADR	203,400	2,880
Arca Continental SAB de CV(Æ)	38,500	266	Pakistan - 0.8%
Cemex SAB de CV - ADR(Æ)	1,219,577	9,086	Allied Bank, Ltd.	1,620,500	1,384
			Dawood Hercules Corp., Ltd.	1,995,500	2,316

See accompanying notes which are an integral part of the financial statements.

190 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Engro Corp., Ltd.	1,059,200	3,160	RusHydro PJSC(Æ)	25,703,000	275
Engro Foods, Ltd.(Æ)	1,496,900	2,222	Sberbank of Russia PJSC	1,670,700	3,185
Lucky Cement, Ltd.(Æ)	854,100	4,488	Sberbank of Russia PJSC - ADR	1,694,901	13,605
Searle Co., Ltd. (The)(Æ)	110,000	463	Sberbank of Russia PJSC Class T	774,500	1,484
United Bank, Ltd.	1,948,817	3,048	Severstal PAO - GDR	268,662	3,125
		17,081	Severstal PAO(Æ)	35,580	400
			Surgutneftegas OAO	418,400	221
Peru - 0.3%			Surgutneftegas OAO - ADR	135,466	722
Credicorp, Ltd.(Æ)	49,232	7,159	Tatneft PAO - ADR(Æ)	185,239	5,816
			Tatneft PAO	168,080	888
Philippines - 0.5%			Uralkali PJSC(Æ)	132,990	335
Ayala Land, Inc.	2,982,634	2,197	VTB Bank PJSC(Æ)	188,450,000	204
Globe Telecom, Inc.	9,140	427	X5 Retail Group NV - GDR(Æ)	87,321	1,731
LT Group, Inc.(Æ)	587,700	193	Yandex NV Class A(Æ)	141,000	2,886
Manila Electric Co.	29,180	213			108,650
Metro Pacific Investments Corp.	26,487,911	3,274
Philippine Long Distance Telephone Co.	17,345	634	South Africa - 3.7%
SM Prime Holdings, Inc.	434,300	209	African Bank Investments, Ltd.(Æ)(Ø)	887,049	—
Universal Robina Corp.(Æ)	608,848	2,701	AngloGold Ashanti, Ltd. - ADR(Æ)	484,045	7,963
		9,848	Aspen Pharmacare Holdings, Ltd.(Æ)	178,558	4,226
			AVI, Ltd.(Æ)	426,667	2,645
Poland - 0.2%			Barclays Africa Group, Ltd. - ADR(Æ)	39,264	400
Asseco Poland SA	53,937	819	Bidvest Group, Ltd. (The)(Æ)	306,228	7,758
Bank Pekao SA	92,944	3,771	Discovery Holdings, Ltd.(Æ)	681,461	6,092
Polski Koncern Naftowy	12,039	216	Distell Group, Ltd.	21,285	238
Polskie Gornictwo Naftowe i			FirstRand, Ltd.(Æ)	73,239	237
Gazownictwo SA	153,461	204	Growthpoint Properties, Ltd.(Æ)(ö)	94,100	167
Tauron Polska Energia SA	325,245	253	Harmony Gold Mining Co., Ltd. -
		5,263	ADR(Æ)(Ñ)	583,655	2,136
			JSE, Ltd.(Æ)	44,978	521
Qatar - 0.2%			Kumba Iron Ore, Ltd.(Æ)	34,909	283
Al Meera Consumer Goods Co. QSC(Æ)	46,000	2,601	Liberty Holdings, Ltd.(Æ)	209,236	2,055
Industries Qatar QSC(Æ)	83,368	2,383	Massmart Holdings, Ltd.(Æ)	117,014	1,005
		4,984	Naspers, Ltd. Class N(Æ)	125,863	17,354
			Nedbank Group, Ltd.(Æ)	18,216	233
Romania - 0.3%			Pick n Pay Stores, Ltd.	157,438	820
Banca Transilvania SA(Æ)	5,795,323	3,979	PSG Group, Ltd.(Æ)	19,853	278
Fondul Proprietatea SA(Æ)	14,727,928	2,817	Remgro, Ltd.(Æ)	29,697	532
		6,796	Resilient Property Income(Æ)	47,023	449
			Reunert, Ltd.	495,276	2,489
Russia - 5.1%			Sappi, Ltd. - ADR(Æ)	338,839	1,469
Federal Grid Co. Unified Energy System			Sasol, Ltd. - ADR(Æ)	280,085	9,188
PJSC	468,370,000	728	Sibanye Gold, Ltd. - ADR(Æ)	109,100	1,680
Gazprom PAO - ADR	4,123,353	21,430	Standard Bank Group, Ltd.(Æ)	330,506	2,955
Gazprom PAO	884,630	2,310	Truworths International, Ltd.(Æ)	83,283	623
Lukoil PJSC - ADR(Ñ) (Æ)	533,202	22,680	Vodacom Group, Ltd. - ADR	205,995	2,399
Lukoil PJSC	32,164	1,373	Woolworths Holdings, Ltd.(Æ)	325,233	2,088
Magnit PJSC - GDR	32,497	1,126			78,283
Magnit PJSC(Æ)	3,285	458
Mail.Ru Group, Ltd. - GDR(Æ)	56,542	1,148	South Korea - 14.1%
MegaFon PJSC - GDR(Æ)	74,103	852	Amorepacific Corp.(Æ)	8,791	3,124
MegaFon PJSC(Æ)	16,700	191	Amorepacific Group(Æ)	7,646	1,123
Mobile TeleSystems PJSC - ADR	195,900	1,814	BNK Financial Group, Inc.(Æ)	275,988	2,234
Moscow Exchange MICEX-RTS PJSC	835,020	1,317	Celltrion, Inc.(Æ)	539	47
NLMK PJSC - GDR	510,539	6,928	CJ Corp.(Æ)	6,590	1,234
Novatek OAO(Æ)	196,730	1,869	Coway Co., Ltd.(Æ)	31,896	2,756
PhosAgro OAO - GDR	243,615	3,778	Daelim Industrial Co., Ltd.(Æ)	69,192	5,466
Polyus PJSC(Æ)	6,301	464	Daishin Securities Co., Ltd.(Æ)	6,615	69
Ros Agro PLC - GDR(Æ)	111,664	1,698	Daou Technology, Inc.(Æ)	61,702	1,260
Rosneft OAO - GDR	509,444	2,781	Dongbu HiTek Co., Ltd.(Æ)	47,018	798
Rosneft OAO	152,090	828	Dongbu Insurance Co., Ltd.(Æ)	84,122	5,168

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 191

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
E-MART, Inc.(Æ)	3,276	527	SK Innovation Co., Ltd.(Æ)	34,379	4,635
GS Holdings Corp.(Æ)	10,525	508	SK Telecom Co., Ltd. - ADR	460,700	9,214
Hana Financial Group, Inc.	189,768	4,236	S-Oil Corp.	8,433	640
Hankook Tire Co., Ltd.(Æ)	333,001	15,512	Sungwoo Hitech Co., Ltd.(Æ)	98,481	803
Hankook Tire Worldwide Co., Ltd.(Æ)	35,127	698	Tongyang Life Insurance Co., Ltd.(Æ)	63,188	586
Hanmi Pharm Co., Ltd.(Æ)	2,624	1,370	Ubiquoss, Inc.(Æ)	39,647	456
Hanon Systems(Æ)	453,123	4,088	WiSoL Co., Ltd.(Æ)	5,914	85
Hanssem Co., Ltd.(Æ)	8,356	1,399	Woori Bank	272,592	2,500
Hanwha Chemical Corp.(Æ)	37,244	818			298,525
Hanwha Corp.(Æ)	6,195	205
Hanwha Life Insurance Co., Ltd.(Æ)	90,273	528	Spain - 0.1%
Hyosung Corp.(Æ)	3,503	375	Cemex Latam Holdings SA(Æ)	309,334	1,418
Hyundai Engineering & Construction
Co., Ltd.(Æ)	62,961	2,202	Sri Lanka - 0.1%
Hyundai Marine & Fire Insurance Co.,			Distilleries Co. of Sri Lanka PLC(Æ)	1,584,729	2,338
Ltd.(Æ)	140,182	3,900
Hyundai Mobis Co., Ltd.(Æ)	27,766	6,320	Switzerland - 0.4%
Hyundai Motor Co.	52,524	6,601	Coca-Cola HBC AG - ADR(Æ)	116,250	2,382
Hyundai Securities Co., Ltd.(Æ)	56,812	352	Dufry AG(Æ)	46,442	6,110
JB Financial Group Co., Ltd.(Æ)	86,208	441			8,492
Kangwon Land, Inc.(Æ)	9,538	356
KB Financial Group, Inc.(Æ)	464,630	14,104	Taiwan - 9.5%
KB Financial Group, Inc. - ADR(Æ)	81,600	2,481	Advanced Semiconductor Engineering,
KB Insurance Co., Ltd.(Æ)	62,607	1,699	Inc.	6,934,459	6,494
KCC Corp.	13,919	5,178	Advanced Semiconductor Engineering,
KEPCO Plant Service & Engineering			Inc. - ADR	123,240	632
Co., Ltd.(Æ)	14,288	944	Advantech Co., Ltd.	355,815	2,505
Kia Motors Corp.(Æ)	169,738	7,118	Airtac International Group	176,850	1,169
Korea Aerospace Industries, Ltd.(Æ)	7,612	451	Arcadyan Technology Corp.(Æ)	447,000	583
Korea Electric Power Corp. - ADR(Æ)	171,300	4,608	Asia Cement Corp.(Æ)	1,453,000	1,293
Korea Electric Power Corp.(Æ)	112,591	6,095	Asustek Computer, Inc.	129,000	1,131
Korea Investment Holdings Co., Ltd.(Æ)	5,453	219	Boardtek Electronics Corp.	231,000	331
Korea Kolmar Co., Ltd.(Æ)(Ñ)	36,580	2,791	Casetek Holdings, Ltd.	339,000	1,518
Korea Petrochemical Industries Co.,			Catcher Technology Co., Ltd.	310,288	2,170
Ltd.(Æ)	4,304	886	Cathay Financial Holding Co., Ltd.	543,000	606
KT Corp.(Æ)	20,355	545	Chang Hwa Commercial Bank, Ltd.	2,188,000	1,141
KT&G Corp.(Æ)	30,844	3,328	Chaun-Choung Technology Corp.(Æ)	87,000	297
LG Chem, Ltd.(Æ)	35,422	9,192	Chen Full International Co., Ltd.(Æ)	811,000	1,493
LG Corp. Class H(Æ)	18,783	1,116	Cheng Shin Rubber Industry Co., Ltd.	1,143,000	2,373
LG Household & Health Care, Ltd.(Æ)	4,553	4,011	China Development Financial Holding
LG International Corp.(Æ)	50,954	1,683	Corp.	4,301,000	1,095
LG Uplus Corp.(Æ)	300,954	2,953	China Life Insurance Co., Ltd.	1,226,000	923
Lotte Chemical Corp.(Æ)	33,310	8,517	China Steel Corp. Class H	564,000	394
Lotte Chilsung Beverage Co., Ltd.(Æ)	2,542	4,400	Chin-Poon Industrial Co., Ltd.(Æ)	846,000	1,710
Lotte Confectionery Co., Ltd.(Æ)	2,142	4,696	Chipbond Technology Corp.(Æ)	2,292,000	3,044
Lotte Shopping Co., Ltd.(Æ)	13,614	3,234	Chunghwa Telecom Co., Ltd.	2,750,000	9,316
NAVER Corp.(Æ)	1,762	1,044	Compal Electronics, Inc.	582,000	341
NCSoft Corp.(Æ)	1,968	395	CTBC Financial Holding Co., Ltd.	1,965,000	996
Orion Corp.(Æ)	257	209	Delta Electronics, Inc.	1,193,167	5,529
POSCO	35,267	7,396	E.Sun Financial Holding Co., Ltd.	1,726,000	955
Samsung Card Co., Ltd.(Æ)	79,721	2,711	Eclat Textile Co., Ltd.	247,402	2,810
Samsung Electronics Co., Ltd.	57,814	62,867	Elite Advanced Laser Corp.	26,000	124
Samsung Electronics Co., Ltd. - GDR(Þ)	9,112	4,966	Elite Material Co., Ltd.(Æ)	130,000	231
Samsung Electronics Co., Ltd. - GDR	11,198	5,726	Eurocharm Holdings Co., Ltd.(Æ)	109,000	333
Samsung Fire & Marine Insurance Co.,			Far Eastern New Century Corp.	1,329,000	993
Ltd.(Æ)	7,044	1,818	Far EasTone Telecommunications Co.,
Samsung Life Insurance Co., Ltd.(Æ)	73,838	7,062	Ltd.	447,000	1,006
Samsung SDI Co., Ltd.(Æ)	5,549	553	Feng TAY Enterprise Co., Ltd.	218,000	936
Shinhan Financial Group Co., Ltd.(Æ)	395,882	14,458	First Financial Holding Co., Ltd.	2,046,000	1,001
Shinsegae Co., Ltd.(Æ)	11,743	2,170	Formosa Chemicals & Fibre Corp.(Æ)	397,000	1,011
SK Hynix, Inc.(Æ)	173,855	4,267	Formosa Petrochemical Corp.	1,402,000	3,978

See accompanying notes which are an integral part of the financial statements.

192 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Formosa Plastics Corp.(Æ)	447,000	1,109	Yuanta Financial Holding Co., Ltd.	11,302,418	3,718
Foxconn Technology Co., Ltd.	92,000	189			201,082
Fubon Financial Holding Co., Ltd.	807,000	978
Giant Manufacturing Co., Ltd.	392,951	2,359	Thailand - 2.1%
Global Lighting Technologies, Inc.(Æ)	296,000	530	Bangkok Bank PCL(Æ)	1,075,400	5,104
Grand Pacific Petrochemical(Æ)	2,199,000	1,140	BEC World PCL	1,561,022	1,157
Hiwin Technologies Corp.	283,201	1,241	Big C Supercenter PCL(Å)(Æ)	126,100	901
Hon Hai Precision Industry Co., Ltd.(Æ)	5,053,107	11,964	Bumrungrad Hospital PCL(Æ)	82,800	479
Hotai Motor Co., Ltd.(Æ)	15,000	148	Central Pattana PCL(Æ)	1,800,017	2,709
Hua Nan Financial Holdings Co., Ltd.	1,722,000	834	Delta Electronics Thailand PCL(Æ)	548,800	1,131
Huaku Development Co., Ltd.	275,000	485	IRPC PCL(Æ)	6,047,300	881
Innolux Corp.	1,461,000	452	Jasmine International PCL(Æ)(Ñ)	11,436,527	1,420
Inotera Memories, Inc.(Æ)	560,000	509	Kasikornbank PCL(Æ)	1,094,694	5,186
Inventec Corp.	1,746,000	1,149	Krung Thai Bank PCL(Æ)	3,020,400	1,508
King Yuan Electronics Co., Ltd.(Æ)	2,387,000	2,105	Pruksa Real Estate PCL(Æ)(Ñ)	3,276,799	2,409
Kinsus Interconnect Technology Corp.	1,343,000	2,594	PTT Exploration & Production PCL(Æ)	787,103	1,667
Largan Precision Co., Ltd.	153,913	10,754	PTT Global Chemical PCL(Æ)	357,900	635
Lite-On Technology Corp.	559,000	679	PTT PCL(Æ)	338,500	2,908
MediaTek, Inc.	862,400	6,125	Siam Commercial Bank PCL (The)(Æ)	868,700	3,307
Mega Financial Holding Co., Ltd.	6,003,498	4,256	Star Petroleum Refining PCL(Æ)	5,692,000	1,785
Mercuries Life Insurance Co., Ltd.(Æ)	1,231,000	592	Thai Beverage PCL	1,504,800	833
Micro-Star International Co., Ltd.(Æ)	1,286,000	2,047	Thai Oil PCL(Æ)	1,028,700	1,938
Mirle Automation Corp.(Æ)	673,000	711	Thai Union Group PCL Class F(Æ)	5,529,514	3,265
Nan Ya Plastics Corp.	213,000	416	Thanachart Capital PCL(Æ)	1,474,200	1,466
Novatek Microelectronics Corp.	1,338,000	4,668	Tisco Financial Group PCL(Æ)	2,009,540	2,501
Pegatron Corp.	347,000	731	TMB Bank PCL(Æ)	4,076,600	265
Phison Electronics Corp.(Æ)	65,000	541			43,455
Pou Chen Corp. Class B	1,028,000	1,293
Powertech Technology, Inc.(Æ)	901,000	1,826	Togo - 0.1%
President Chain Store Corp.	195,000	1,377	Ecobank Transnational, Inc.(Æ)	25,971,762	1,958
Quanta Computer, Inc.(Æ)	113,000	182
Radiant Opto-Electronics Corp.(Æ)	196,000	282	Turkey - 2.3%
Sercomm Corp.(Æ)	81,000	192	Akbank TAS(Æ)	1,990,077	6,118
Shin Kong Financial Holding Co., Ltd.	4,289,000	866	Anadolu Efes Biracilik Ve Malt Sanayii
Shin Zu Shing Co., Ltd.	73,000	207	AS	281,362	2,212
Silicon Motion Technology Corp. - ADR	18,500	713	Arcelik AS(Æ)	412,425	2,770
Siliconware Precision Industries Co.,			Emlak Konut Gayrimenkul Yatirim
Ltd.	659,000	976	Ortakligi AS(ö)	5,003,027	5,383
Sinbon Electronics Co., Ltd.(Æ)	80,000	166	Enka Insaat ve Sanayi AS(Æ)	1,476,905	2,567
SinoPac Financial Holdings Co., Ltd.	3,563,000	1,053	Eregli Demir ve Celik Fabrikalari TAS	130,076	217
Synnex Technology International Corp.	202,000	200	Ford Otomotiv Sanayi AS(Æ)	188,895	2,539
Taishin Financial Holding Co., Ltd.	706,000	266	GSD Holding AS	260,524	116
Taiwan Cement Corp.	487,000	496	Haci Omer Sabanci Holding AS(Æ)	1,270,303	4,586
Taiwan Cooperative Financial Holding			KOC Holding AS(Æ)	202,246	1,056
Co., Ltd.	2,257,000	995	Koza Altin Isletmeleri AS(Æ)	176,047	1,151
Taiwan Mobile Co., Ltd.	288,000	948	Soda Sanayii AS	292,288	491
Taiwan Semiconductor Manufacturing			Tat Gida Sanayi AS(Æ)	153,974	327
Co., Ltd.	6,528,382	29,913	TAV Havalimanlari Holding AS	411,237	2,397
Taiwan Semiconductor Manufacturing			Tekfen Holding AS(Æ)	520,601	1,113
Co., Ltd. - ADR	1,180,160	27,840	Torunlar Gayrimenkul Yatirim Ortakligi
Taiwan Union Technology Corp.(Æ)	487,000	432	AS(ö)	120,316	222
Tong Yang Industry Co., Ltd.(Æ)	618,000	939	Tupras Turkiye Petrol Rafinerileri AS(Æ)	156,989	4,140
Tripod Technology Corp.	1,791,888	3,277	Turk Hava Yollari AO(Æ)	291,021	718
Uni-President Enterprises Corp.	778,000	1,401	Turkcell Iletisim Hizmetleri AS
United Microelectronics Corp.	2,153,000	799	- ADR(Æ)	134,691	1,455
Vanguard International Semiconductor			Turkiye Garanti Bankasi AS(Æ)	1,483,232	4,570
Corp.	167,000	255	Turkiye Halk Bankasi AS(Æ)	1,252,141	4,811
Winbond Electronics Corp.(Æ)	1,318,000	342	Yapi ve Kredi Bankasi AS(Æ)	362,073	554
Wistron Corp.	610,000	360			49,513

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 193

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Ukraine - 0.4%			Samsung Fire & Marine Insurance Co.,
Kernel Holding SA(Æ)	290,610	3,919	Ltd.(Æ)	1,226		201
MHP SA - GDR	471,942	4,342				5,888
		8,261
			Total Preferred Stocks
United Arab Emirates - 0.6%			(cost $17,560)			18,793
Abu Dhabi Commercial Bank PJSC(Æ)	420,528	749
Air Arabia PJSC(Æ)	2,388,160	809
Aldar Properties PJSC(Æ)	5,222,930	3,844	Certificates of Participation - 0.5%
DAMAC Properties Dubai Co. PJSC(Æ)	3,384,313	2,363	China - 0.0%
DP World, Ltd.(Æ)	114,600	2,156	JPMorgan Structured Products BV
Dubai Investments PJSC(Æ)	1,635,347	962	Zero coupon due 08/14/17	48		8
Dubai Islamic Bank PJSC(Æ)	754,016	1,198
		12,081	Netherlands - 0.4%
			JPMorgan Structured Products BV
United Kingdom - 0.6%			Zero coupon due 08/14/17	535		2,851
BGEO Group PLC	346,901	11,641	Series 0001
			Zero coupon due 05/16/17	179		2,143
United States - 0.2%			Zero coupon due 07/02/18	18		1,239
Maginet Corp.(Æ)	32,200	1,114	Series 0002
Samsonite International SA	696,378	2,242	Zero coupon due 07/02/18	286		2,456
		3,356				8,689
			United Kingdom - 0.1%
Viet Nam - 0.2%			HSBC Bank PLC
Hoa Phat Group JSC	705,460	1,060	Zero coupon due 09/12/16	61		2,416
Mobile World Investment Corp.(Æ)	566,080	1,900
PetroVietnam Drilling & Well Services
JSC - ADR	1,065,330	1,151	Total Certificates of Participation
		4,111	(cost $7,275)			11,113
Total Common Stocks			Warrants & Rights - 0.3%
(cost $2,015,367)		1,970,829	Netherlands - 0.2%
			Bharat Forge, Ltd.(Æ)(Þ)
			2019 Warrants	13,707		164
Preferred Stocks - 0.9%			Grasim Industries, Ltd.(Æ)
Brazil - 0.5%			2017 Warrants	42,308		2,586
Banco do Estado do Rio Grande do Sul			Grasim Industries, Ltd.(Æ)
SA	412,011	1,019	2019 Warrants	1,532		94
Braskem SA(Æ)	268,300	1,915	Titan Co., Ltd.(Æ)(Þ)
Lojas Americanas SA(Æ)	509,108	2,373	2016 Warrants	17,974		96
Metalurgica Gerdau SA(Æ)	1,127,700	954	TTK Prestige, Ltd.(Æ)(Þ)
Telefonica Brasil SA(Þ)	336,831	4,149	2017 Warrants	3,862		259
Telefonica Brasil SA(Å)	110	1				3,199
		10,411
Colombia - 0.0%			United Kingdom - 0.1%
			HSBC Bank PLC(Æ)
Bancolombia SA	24,170	230	2018 Warrants	48,700		1,581
Russia - 0.1%
AK Transneft OAO	328	1,015	Total Warrants & Rights
Surgutneftegas OAO	1,924,200	1,249	(cost $5,619)			4,780
		2,264
			Short-Term Investments - 3.1%
South Korea - 0.3%			United States - 3.1%
Amorepacific Corp.(Æ)	3,789	752	Russell U.S. Cash Management Fund	55,993,546	(8)	55,994
AMOREPACIFIC Group(Æ)	3,251	224	United States Treasury Bills
LG Chem, Ltd.(Æ)	2,549	439	0.294% due 06/09/16 (§)(ç)(~)	2,100		2,100
LG Household & Health Care, Ltd.(Æ)	1,386	715
Samsung Electronics Co., Ltd.	3,896	3,557	0.289% due 06/16/16 (§)(ç)(~)	500		500
			0.320% due 06/16/16 (§)(ç)(~)	5,500		4,999
			0.432% due 08/11/16 (§)	2,000		1,998

See accompanying notes which are an integral part of the financial statements.

194 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Total Short-Term Investments
	(cost $65,588)			65,591
	Other Securities - 2.4%
	Russell U.S. Cash Collateral Fund(×)	51,621,925	(8)	51,622
	Total Other Securities
	(cost $51,622)			51,622
	Total Investments 100.5%
	(identified cost $2,163,031)			2,122,728
	Other Assets and Liabilities, Net
-	(0.5%)			(10,466)
	Net Assets - 100.0%			2,112,262

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 195

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.3%
Big C Supercenter PCL	11/05/14	THB	126,100	6.78	855	901
China Forestry Holdings Co., Ltd.	08/11/10	HKD	871,100	0.43	372	—
China Merchants Shekou Industrial Zone Co., Ltd.	01/04/16	CNY	345,419	2.91	1,005	754
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
Gree Electric Appliances, Inc. of Zhuhai	04/08/14	CNY	491,300	2.31	1,137	1,456
Kaisa Group Holdings, Ltd.	09/04/14	HKD	3,280,000	0.38	1,261	330
Real Gold Mining, Ltd.	04/26/10	HKD	463,232	1.60	741	—
Telefonica Brasil SA	09/11/09	BRL	110	—	—	1
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	0.23	5,886	2,326
						5,768
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Futures	575	TRY	6,086	06/16	(14)
BOLSA Index Futures	155	MXN	64,281	06/16	88
FTSE/JSE TOP 40 Futures	191	ZAR	89,604	06/16	(7)
Hang Seng Index Futures	89	HKD	92,800	05/16	(213)
H-Shares Index Futures	213	HKD	94,742	05/16	(120)
Ibovespa Index Futures	20	USD	1,100	06/16	87
KOSPI2 Index Futures	326	KRW	39,992,050	06/16	631
MSCI Emerging Markets Mini Index Futures	213	USD	8,090	06/16	318
MSCI Taiwan Index Futures	1,049	USD	31,932	05/16	(1,072)
SGX Nifty 50 Index Futures	1,187	USD	18,737	05/16	(40)
Short Positions
MSCI Emerging Markets Mini Index Futures	718	USD	30,098	06/16	(1,644)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,986)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	59	GBP	40	05/04/16	—
Bank of America	USD	397	GBP	272	05/04/16	(1)
Bank of America	USD	23	HKD	180	05/04/16	—
Bank of America	USD	94	HKD	732	05/04/16	—
Bank of America	USD	1,935	HKD	15,000	06/15/16	—
Bank of America	USD	4,514	HKD	35,000	06/15/16	—
Bank of America	USD	7,738	HKD	60,000	06/15/16	—
Bank of America	USD	1,314	INR	90,000	06/15/16	30
Bank of America	USD	248	KRW	300,000	06/15/16	13
Bank of America	USD	9,052	KRW	10,970,000	06/15/16	511
Bank of America	USD	16,643	KRW	20,170,000	06/15/16	940
Bank of America	USD	283	MXN	5,000	06/15/16	7
Bank of America	USD	570	MXN	10,000	06/15/16	9
Bank of America	USD	1,109	MXN	20,000	06/15/16	49
Bank of America	USD	209	TRY	600	06/15/16	3

See accompanying notes which are an integral part of the financial statements.

196 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	672	TRY	2,000	06/15/16	34
Bank of America	USD	1,886	TRY	5,641	06/15/16	106
Bank of America	USD	342	ZAR	5,000	06/15/16	6
Bank of America	USD	900	ZAR	13,000	06/15/16	6
Bank of America	USD	1,235	ZAR	20,000	06/15/16	158
Bank of America	USD	8,101	ZAR	127,021	06/15/16	747
Bank of America	GBP	22	USD	33	05/04/16	—
Bank of America	GBP	134	USD	195	05/04/16	—
Bank of America	HKD	321	USD	41	05/03/16	—
Bank of America	HKD	63	USD	8	05/04/16	—
Bank of America	HKD	1,244	USD	160	05/04/16	—
Bank of America	HKD	2,000	USD	258	06/15/16	—
Bank of America	HKD	4,000	USD	516	06/15/16	—
Bank of America	HKD	5,000	USD	645	06/15/16	—
Bank of America	HKD	10,000	USD	1,289	06/15/16	—
Bank of America	HKD	10,000	USD	1,290	06/15/16	—
Bank of America	HKD	20,000	USD	2,577	06/15/16	(3)
Bank of America	HKD	30,000	USD	3,869	06/15/16	—
Bank of America	KRW	100,000	USD	84	06/15/16	(4)
Bank of America	KRW	200,000	USD	165	06/15/16	(9)
Bank of America	KRW	300,000	USD	261	06/15/16	(1)
Bank of America	MXN	1,000	USD	57	06/15/16	(1)
Bank of America	MXN	1,000	USD	57	06/15/16	(1)
Bank of America	MXN	1,000	USD	57	06/15/16	(1)
Bank of America	MXN	5,000	USD	276	06/15/16	(13)
Bank of America	MXN	10,000	USD	570	06/15/16	(8)
Bank of America	TRY	226	USD	81	05/03/16	—
Bank of America	TRY	300	USD	100	06/15/16	(6)
Bank of America	ZAR	2,000	USD	136	06/15/16	(4)
Bank of America	ZAR	5,000	USD	336	06/15/16	(13)
Bank of America	ZAR	5,000	USD	320	06/15/16	(28)
Bank of America	ZAR	12,000	USD	820	06/15/16	(16)
Barclays	USD	2,312	KRW	2,689,113	06/17/16	32
Barclays	USD	2,279	MXN	40,906	06/17/16	87
Barclays	KRW	2,953,451	USD	2,542	06/17/16	(32)
Barclays	KRW	18,689,234	USD	15,419	06/17/16	(873)
BNP Paribas	USD	282	BRL	1,000	05/03/16	9
BNP Paribas	USD	1,130	CNY	7,488	06/17/16	23
BNP Paribas	USD	1,316	CNY	8,717	06/17/16	25
BNP Paribas	USD	89	INR	6,000	06/15/16	1
BNP Paribas	USD	90	INR	6,000	06/15/16	—
BNP Paribas	USD	149	INR	10,000	06/15/16	1
BNP Paribas	USD	190	KRW	220,000	06/15/16	1
BNP Paribas	USD	437	KRW	500,000	06/15/16	(1)
BNP Paribas	USD	4,342	MYR	17,963	06/17/16	240
BNP Paribas	ARS	41,805	USD	2,683	06/17/16	(151)
BNP Paribas	BRL	550	USD	147	05/03/16	(13)
BNP Paribas	KRW	2,058,530	USD	1,717	06/17/16	(78)
Brown Brothers Harriman	HKD	30,000	USD	3,865	06/15/16	(4)
Brown Brothers Harriman	HKD	41,384	USD	5,338	06/17/16	1
Brown Brothers Harriman	MXN	5,000	USD	281	06/15/16	(9)
Brown Brothers Harriman	MXN	10,000	USD	559	06/15/16	(19)
Citigroup	USD	423	BRL	1,500	05/03/16	13
Citigroup	USD	280	BRL	1,000	06/02/16	8
Citigroup	USD	3,217	CLP	2,179,651	06/17/16	69
Citigroup	USD	105	INR	7,000	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 197

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	223	INR	15,000	06/15/16	1
Citigroup	USD	191	KRW	220,000	06/15/16	1
Citigroup	USD	346	KRW	400,000	06/15/16	2
Citigroup	USD	2,130	MXN	37,603	06/17/16	46
Citigroup	USD	3,323	PLN	13,047	06/17/16	92
Citigroup	BRL	1,500	USD	427	05/03/16	(10)
Citigroup	HUF	1,222,585	USD	4,455	06/17/16	(30)
Citigroup	KRW	400,000	USD	349	06/15/16	—
Deutsche Bank	CNY	31,022	USD	4,634	06/17/16	(140)
Goldman Sachs	KRW	6,100,660	USD	5,330	06/17/16	12
Goldman Sachs	TRY	586	USD	196	06/15/16	(11)
Goldman Sachs	TWD	24,105	USD	738	06/17/16	(8)
Goldman Sachs	TWD	24,990	USD	770	06/17/16	(4)
HSBC	INR	10,000	USD	149	06/15/16	(1)
HSBC	KRW	3,000,000	USD	2,572	06/15/16	(42)
Morgan Stanley	USD	2,507	ZAR	39,159	06/17/16	220
Nomura	USD	6,145	MYR	25,289	06/17/16	305
Royal Bank of Canada	HKD	18,000	USD	2,322	06/15/16	—
Royal Bank of Scotland	USD	1,526	COP	4,760,724	06/17/16	134
Royal Bank of Scotland	USD	3,047	MXN	56,284	06/17/16	211
Royal Bank of Scotland	USD	764	TWD	24,598	06/17/16	(3)
Royal Bank of Scotland	ARS	27,218	USD	1,827	06/17/16	(18)
Royal Bank of Scotland	KRW	897,725	USD	745	06/17/16	(38)
Royal Bank of Scotland	TWD	40,261	USD	1,211	06/17/16	(36)
Standard Chartered	USD	1,314	CNY	8,541	06/17/16	—
Standard Chartered	USD	2,064	CNY	13,547	06/17/16	21
Standard Chartered	USD	38,082	HKD	295,675	06/15/16	51
Standard Chartered	USD	4,241	IDR	56,791,259	06/17/16	29
Standard Chartered	USD	2,003	TWD	64,758	06/17/16	2
Standard Chartered	CNY	7,271	USD	1,097	06/17/16	(22)
Standard Chartered	KRW	600,000	USD	505	06/15/16	(18)
Standard Chartered	KRW	700,000	USD	607	06/15/16	(3)
Standard Chartered	KRW	3,220,382	USD	2,682	06/17/16	(125)
State Street	USD	178	BRL	627	05/02/16	4
State Street	USD	254	BRL	883	05/03/16	3
State Street	USD	319	BRL	1,100	05/03/16	1
State Street	USD	332	BRL	1,200	05/03/16	17
State Street	USD	562	BRL	2,000	05/03/16	19
State Street	USD	580	BRL	2,000	05/03/16	2
State Street	USD	6,387	BRL	22,040	05/03/16	21
State Street	USD	21,702	BRL	76,391	05/03/16	509
State Street	USD	6,207	BRL	22,040	06/02/16	139
State Street	USD	433	HKD	3,357	05/03/16	—
State Street	USD	136	INR	9,200	06/15/16	2
State Street	USD	895	INR	60,000	06/15/16	1
State Street	USD	9,922	INR	678,200	06/15/16	208
State Street	USD	10,739	INR	734,000	06/15/16	225
State Street	USD	281	KRW	320,400	05/02/16	—
State Street	USD	320	KRW	363,876	05/02/16	—
State Street	USD	537	KRW	611,399	05/02/16	—
State Street	USD	297	KRW	338,612	05/03/16	—
State Street	USD	347	KRW	400,000	06/15/16	2
State Street	USD	5,695	MXN	102,698	06/15/16	248
State Street	USD	1,135	TRY	3,400	06/15/16	66
State Street	BRL	403	USD	116	05/02/16	(1)
State Street	BRL	73	USD	21	05/03/16	—

See accompanying notes which are an integral part of the financial statements.

198 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	BRL	234	USD	67	05/03/16	(1)
State Street	BRL	1,100	USD	309	05/03/16	(11)
State Street	BRL	1,200	USD	348	05/03/16	(1)
State Street	BRL	2,000	USD	580	05/03/16	(2)
State Street	BRL	2,000	USD	551	05/03/16	(30)
State Street	BRL	22,040	USD	6,261	05/03/16	(148)
State Street	BRL	76,391	USD	22,137	05/03/16	(74)
State Street	BRL	218	USD	63	05/04/16	—
State Street	BRL	76,391	USD	21,513	06/02/16	(482)
State Street	HKD	178	USD	23	05/03/16	—
State Street	HKD	377	USD	49	05/03/16	—
State Street	HKD	20,000	USD	2,581	06/15/16	2
State Street	HKD	30,000	USD	3,871	06/15/16	2
State Street	HKD	40,000	USD	5,161	06/15/16	2
State Street	HKD	8,344	USD	1,076	06/17/16	—
State Street	IDR	767,728	USD	58	05/02/16	—
State Street	INR	2,000	USD	30	06/15/16	—
State Street	INR	9,000	USD	134	06/15/16	—
State Street	INR	10,000	USD	149	06/15/16	(1)
State Street	INR	60,000	USD	894	06/15/16	(2)
State Street	INR	130,000	USD	1,929	06/15/16	(13)
State Street	INR	150,000	USD	2,250	06/15/16	9
State Street	KRW	400,000	USD	343	06/15/16	(5)
State Street	KRW	465,000	USD	397	06/15/16	(8)
State Street	KRW	2,000,000	USD	1,728	06/15/16	(15)
State Street	KRW	3,000,000	USD	2,609	06/15/16	(6)
State Street	MXN	459	USD	27	05/02/16	—
State Street	MXN	3,263	USD	189	05/03/16	—
State Street	MXN	5,000	USD	285	06/15/16	(5)
State Street	MXN	8,000	USD	458	06/15/16	(5)
State Street	MXN	10,000	USD	573	06/15/16	(6)
State Street	MXN	15,000	USD	856	06/15/16	(12)
State Street	PHP	1,065	USD	23	05/02/16	—
State Street	THB	312	USD	9	05/03/16	—
State Street	THB	2,840	USD	81	05/03/16	—
State Street	THB	3,643	USD	104	05/03/16	—
State Street	THB	8,985	USD	256	05/03/16	(2)
State Street	TND	884	USD	436	05/02/16	(5)
State Street	TRY	813	USD	288	05/02/16	(2)
State Street	TRY	800	USD	272	06/15/16	(10)
State Street	TRY	1,000	USD	341	06/15/16	(12)
State Street	TRY	1,000	USD	343	06/15/16	(10)
State Street	TRY	1,000	USD	349	06/15/16	(5)
State Street	ZAR	883	USD	61	05/03/16	(1)
State Street	ZAR	966	USD	68	05/03/16	—
State Street	ZAR	5,000	USD	324	06/15/16	(25)
State Street	ZAR	12,000	USD	772	06/15/16	(64)
State Street	ZAR	15,000	USD	973	06/15/16	(71)
UBS	USD	5,965	BRL	22,040	05/03/16	443
UBS	USD	150	INR	10,000	06/15/16	—
UBS	BRL	76,941	USD	20,825	05/03/16	(1,548)
UBS	HKD	10,000	USD	1,289	06/15/16	(1)
UBS	TRY	2,000	USD	673	06/15/16	(33)
UBS	ZAR	20,000	USD	1,277	06/15/16	(116)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,650

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 199

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
Fund Receives/(Pays)		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Bovespa Future Index	Goldman Sachs	BRL	141,890	06/15/16	213
Bovespa Future Index	Goldman Sachs	BRL	83,209	06/15/16	(1,065)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(852)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Argentina	$22,046	$—	$—	$22,046	1.0
Bangladesh	—	7,936	—	7,936	0.4
Brazil	137,654	—	—	137,654	6.5
Cambodia	—	3,293	—	3,293	0.2
Canada	891	—	—	891	—*
Chile	12,693	—	—	12,693	0.6
China	106,703	270,110	4,815	381,628	18.1
Colombia	5,474	—	3	5,477	0.3
Czech Republic	—	3,173	—	3,173	0.1
Egypt	—	10,394	—	10,394	0.5
Greece	—	2,106	—	2,106	0.1
Guernsey	—	4,747	—	4,747	0.2
Hong Kong	19,561	121,970	2,141	143,672	6.8
Hungary	—	19,016	—	19,016	0.9
India	30,052	128,680	—	158,732	7.5
Indonesia	552	29,208	—	29,760	1.4
Jersey	—	3,324	—	3,324	0.2
Jordan	—	2,893	—	2,893	0.1
Kazakhstan	907	—	—	907	—*
Kenya	—	1,212	—	1,212	0.1
Kuwait	—	7,735	—	7,735	0.4
Luxembourg	3,349	—	—	3,349	0.2
Macao	—	7,803	—	7,803	0.4
Malaysia	419	13,639	—	14,058	0.7
Mexico	83,154	305	—	83,459	4.0
Morocco	—	2,208	—	2,208	0.1
Netherlands	5,410	1,809	—	7,219	0.3
Nigeria	—	9,149	—	9,149	0.4
Pakistan	—	17,081	—	17,081	0.8
Peru	7,159	—	—	7,159	0.3
Philippines	—	9,848	—	9,848	0.5
Poland	—	5,263	—	5,263	0.2
Qatar	—	4,984	—	4,984	0.2
Romania	—	6,796	—	6,796	0.3
Russia	37,213	71,437	—	108,650	5.1
South Africa	11,779	66,504	—	78,283	3.7
South Korea	21,269	272,560	4,696	298,525	14.1
Spain	1,418	—	—	1,418	0.1
Sri Lanka	—	2,338	—	2,338	0.1
Switzerland	6,110	2,382	—	8,492	0.4

See accompanying notes which are an integral part of the financial statements.

200 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Taiwan	29,185	171,897	—	201,082	9.5
Thailand	—	43,455	—	43,455	2.1
Togo	—	1,958	—	1,958	0.1
Turkey	1,455	48,058	—	49,513	2.3
Ukraine	3,195	5,066	—	8,261	0.4
United Arab Emirates	—	12,081	—	12,081	0.6
United Kingdom	458	11,183	—	11,641	0.6
United States	1,114	2,242	—	3,356	0.2
Viet Nam	—	4,111	—	4,111	0.2
Preferred Stocks	10,641	8,152	—	18,793	0.9
Certificates of Participation	8	11,105	—	11,113	0.5
Warrants & Rights	—	4,780	—	4,780	0.3
Short-Term Investments(a)	—	9,597	—	65,591	3.1
Other Securities(a)	—	—	—	51,622	2.4
Total Investments	559,869	1,443,588	11,655	2,122,728	100.5
Other Assets and Liabilities, Net					(0.5)
					100.0
Other Financial Instruments
Futures Contracts	(1,986)	—	—	(1,986)	(0.1)
Foreign Currency Exchange Contracts	301	1,349	—	1,650	0.1
Total Return Swap Contracts	—	(852)	—	(852)	(—)*
Total Other Financial Instruments**	$(1,685)	$497	$—	$(1,188)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 201

Russell Investment Company
Russell Emerging Markets Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$6,181
Variation margin on futures contracts*	1,124	—
Total return swap contracts, at fair value	213	—
Total	$1,337	$6,181
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$3,110	$—
Unrealized depreciation on foreign currency exchange contracts	—	4,531
Total return swap contracts, at fair value	1,065	—
Total	$4,175	$4,531
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(7,372)	$—
Total return swap contracts	(3,170)	—
Foreign currency-related transactions**	—	(2,531)
Total	$(10,542)	$(2,531)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(3,450)	$—
Total return swap contracts	(401)	—
Foreign currency-related transactions***	—	1,466
Total	$(3,851)	$1,466

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

202 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$49,408	$—	$49,408
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	6,181	—	6,181
Futures Contracts	Variation margin on futures contracts	14,753	—	14,753
Total Return Swap Contracts	Total return swap contracts, at fair value	213	—	213
Total Financial and Derivative Assets		70,555	—	70,555
Financial and Derivative Assets not subject to a netting agreement		(15,294)	—	(15,294)
Total Financial and Derivative Assets subject to a netting agreement		$55,261	$—	$55,261

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$2,621	$109	$—	$2,512
Barclays	11,531	120	11,411	—
BNP Paribas	299	240	—	59
Brown Brothers Harriman	1	—	—	1
Citigroup	6,588	39	6,356	193
Credit Suisse	9,027	—	9,027	—
Deutsche Bank	2,171	—	2,171	—
Fidelity	2,064	—	2,064	—
Goldman Sachs	1,725	225	1,500	—
JPMorgan Chase	6,251	—	6,251	—
Merrill Lynch	1,038	—	1,038	—
Morgan Stanley	9,035	—	8,816	219
Nomura	305	—	—	305
Royal Bank of Scotland	344	94	—	250
Standard Chartered	103	74	—	29
State Street	945	800	—	145
UBS	1,213	443	770	—
Total	$55,261	$2,144	$49,404	$3,713

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 203

Russell Investment Company
Russell Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$910	$—	$910
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	4,531	—	4,531
Total Return Swap Contracts	Total return swap contracts, at fair value	1,065	—	1,065
Total Financial and Derivative Liabilities		6,506	—	6,506
Financial and Derivative Liabilities not subject to a netting agreement		(1,150)	—	(1,150)
Total Financial and Derivative Liabilities subject to a netting agreement		$5,356	$—	$5,356

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$109	$109	$—	$—
Barclays	905	120	—	785
BNP Paribas	242	240	—	2
Brown Brothers Harriman	32	—	—	32
Citigroup	39	39	—	—
Deutsche Bank	140	—	—	140
Goldman Sachs	1,088	225	863	—
HSBC	43	—	—	43
Royal Bank of Scotland	94	94	—	—
Standard Chartered	169	74	—	95
State Street	800	800	—	—
UBS	1,695	443	—	1,252
Total	$5,356	$2,144	$863	$2,349

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

204 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,163,031
Investments, at fair value(*)(>)	2,122,728
Cash (restricted)(a)(b)	5,033
Foreign currency holdings(^)	18,708
Unrealized appreciation on foreign currency exchange contracts	6,181
Receivables:
Dividends and interest	4,051
Dividends from affiliated Russell funds	19
Investments sold	12,310
Fund shares sold	1,943
Foreign capital gains taxes recoverable	45
Variation margin on futures contracts	14,753
Prepaid expenses	30
Total return swap contracts, at fair value(8)	213
Total assets	2,186,014
Liabilities
Payables:
Due to custodian	30
Due to broker (c)	7
Investments purchased	10,565
Fund shares redeemed	1,865
Accrued fees to affiliates	2,345
Other accrued expenses	494
Variation margin on futures contracts	910
Deferred capital gains tax liability	318
Unrealized depreciation on foreign currency exchange contracts	4,531
Payable upon return of securities loaned	51,622
Total return swap contracts, at fair value(8)	1,065
Total liabilities	73,753
Net Assets	$2,112,262

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 205

Russell Investment Company
Russell Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(30,359)
Accumulated net realized gain (loss)	(209,746)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(40,621)
Futures contracts	(1,986)
Total return swap contracts	(852)
Foreign currency-related transactions	2,202
Shares of beneficial interest	1,408
Additional paid-in capital	2,392,216
Net Assets	$2,112,262
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$14.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$15.81
Class A — Net assets	$16,219,421
Class A — Shares outstanding ($.01 par value)	1,088,194
Net asset value per share: Class C(#)	$13.86
Class C — Net assets	$17,366,413
Class C — Shares outstanding ($.01 par value)	1,252,770
Net asset value per share: Class E(#)	$14.96
Class E — Net assets	$34,275,141
Class E — Shares outstanding ($.01 par value)	2,291,705
Net asset value per share: Class R6(#)	$15.03
Class R6 — Net assets	$112,228
Class R6 — Shares outstanding ($.01 par value)	7,468
Net asset value per share: Class S(#)	$15.01
Class S — Net assets	$ 1,567,608,368
Class S — Shares outstanding ($.01 par value)	104,452,850
Net asset value per share: Class Y(#)	$15.03
Class Y — Net assets	$476,680,458
Class Y — Shares outstanding ($.01 par value)	31,722,265
Amounts in thousands
(^) Foreign currency holdings - cost	$18,720
(*) Securities on loan included in investments	$49,408
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$107,616
(8) Total return swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$900
(b) Cash Collateral for Swaps	$4,133
(c) Due to Broker for Futures	$7
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

206 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$20,149
Dividends from affiliated Russell funds	95
Interest	29
Securities lending income (net)	532
Less foreign taxes withheld	(2,413)
Total investment income	18,392
Expenses
Advisory fees	11,937
Administrative fees	501
Custodian fees	1,092
Distribution fees - Class A	20
Distribution fees - Class C	66
Transfer agent fees - Class A	16
Transfer agent fees - Class C	18
Transfer agent fees - Class E	34
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,535
Transfer agent fees - Class Y	10
Professional fees	165
Registration fees	60
Shareholder servicing fees - Class C	22
Shareholder servicing fees - Class E	43
Trustees’ fees	35
Printing fees	128
Miscellaneous	13
Expenses before reductions	15,695
Expense reductions	(43)
Net expenses	15,652
Net investment income (loss)	2,740
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(113,095)
Futures contracts	(7,372)
Total return swap contracts	(3,170)
Foreign currency-related transactions	(2,113)
Net realized gain (loss)	(125,750)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	93,320
Futures contracts	(3,450)
Total return swap contracts	(401)
Foreign currency-related transactions	1,806
Net change in unrealized appreciation (depreciation)	91,275
Net realized and unrealized gain (loss)	(34,475)
Net Increase (Decrease) in Net Assets from Operations	$(31,735)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 207

Russell Investment Company
Russell Emerging Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,740	$24,293
Net realized gain (loss)	(125,750)	(57,539)
Net change in unrealized appreciation (depreciation)	91,275	(422,801)
Net increase (decrease) in net assets from operations	(31,735)	(456,047)
Distributions
From net investment income
Class A	—	(254)
Class C	—	(143)
Class E	—	(575)
Class S	(1,970)	(31,776)
Class Y	(1,810)	(10,628)
From net realized gain
Class A	—	(308)
Class C	—	(426)
Class E	—	(706)
Class S	—	(31,455)
Class Y	—	(9,279)
Net decrease in net assets from distributions	(3,780)	(85,550)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(200,117)	(94,667)
Total Net Increase (Decrease) in Net Assets	(235,632)	(636,264)
Net Assets
Beginning of period	2,347,894	2,984,158
End of period	$2,112,262	$2,347,894
Undistributed (overdistributed) net investment income included in net assets	$(30,359)	$(29,319)

See accompanying notes which are an integral part of the financial statements.

208 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	153	$2,181	250	$4,259
Proceeds from reinvestment of distributions	—	—	33	555
Payments for shares redeemed	(189)	(2,690)	(369)	(6,261)
Net increase (decrease)	(36)	(509)	(86)	(1,447)
Class C
Proceeds from shares sold	59	781	196	3,098
Proceeds from reinvestment of distributions	—	—	35	564
Payments for shares redeemed	(255)	(3,359)	(436)	(6,825)
Net increase (decrease)	(196)	(2,578)	(205)	(3,163)
Class E
Proceeds from shares sold	89	1,263	638	10,295
Proceeds from reinvestment of distributions	—	—	72	1,213
Payments for shares redeemed	(298)	(4,275)	(884)	(13,928)
Net increase (decrease)	(209)	(3,012)	(174)	(2,420)
Class R6(1)
Proceeds from shares sold	7	100	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	7	100	—	—
Class S
Proceeds from shares sold	16,943	237,567	33,452	562,136
Proceeds from reinvestment of distributions	137	1,953	3,687	62,747
Payments for shares redeemed	(28,479)	(405,888)	(41,075)	(687,360)
Net increase (decrease)	(11,399)	(166,368)	(3,936)	(62,477)
Class Y
Proceeds from shares sold	1,022	14,532	2,781	47,300
Proceeds from reinvestment of distributions	126	1,811	1,168	19,908
Payments for shares redeemed	(3,029)	(44,093)	(5,229)	(92,368)
Net increase (decrease)	(1,881)	(27,750)	(1,280)	(25,160)
Total increase (decrease)	(13,714)	$(200,117)	(5,681)	$(94,667)
(1) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 209

Russell Investment Company
Russell Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	15.09	(.01)	(.18)	(.19)	—	—
October 31, 2015	18.50	.10	(3.03)	(2.93)	(.22)	(.26)
October 31, 2014	18.96	.13	.04	.17	(.08)	(.55)
October 31, 2013	17.79	.13	1.18	1.31	(.14)	—
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)
October 31, 2011	20.37	.21	(2.14)	(1.93)	(.38)	—

Class C
April 30, 2016*	14.09	(.06)	(.17)	(.23)	—	—
October 31, 2015	17.29	(.02)	(2.83)	(2.85)	(.09)	(.26)
October 31, 2014	17.81	(.01)	.04	.03	—	(.55)
October 31, 2013	16.72	(.01)	1.10	1.09	—	—
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)
October 31, 2011	19.20	.05	(2.02)	(1.97)	(.24)	—

Class E
April 30, 2016*	15.14	(.01)	(.18)	(.19)	—	—
October 31, 2015	18.56	.11	(3.05)	(2.94)	(.22)	(.26)
October 31, 2014	19.01	.15	.03	.18	(.08)	(.55)
October 31, 2013	17.83	.14	1.17	1.31	(.13)	—
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)
October 31, 2011	20.41	.22	(2.16)	(1.94)	(.37)	—

Class R6
April 30, 2016(8)	13.39	.03	1.61	1.64	—	—

Class S
April 30, 2016*	15.20	.01	(.18)	(.17)	(.02)	—
October 31, 2015	18.63	.15	(3.05)	(2.90)	(.27)	(.26)
October 31, 2014	19.09	.19	.03	.22	(.13)	(.55)
October 31, 2013	17.91	.18	1.18	1.36	(.18)	—
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)
October 31, 2011	20.50	.27	(2.17)	(1.90)	(.41)	—

Class Y
April 30, 2016*	15.24	.02	(.18)	(.16)	(.05)	—
October 31, 2015	18.68	.18	(3.06)	(2.88)	(.30)	(.26)
October 31, 2014	19.14	.22	.03	.25	(.16)	(.55)
October 31, 2013	17.96	.23	1.17	1.40	(.22)	—
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)
October 31, 2011	20.54	.29	(2.16)	(1.87)	(.44)	—

See accompanying notes which are an integral part of the financial statements.

210 Russell Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
—	14.90	(1.26)	16,220	1.79	1.79	(.10)	40
(.48)	15.09	(16.11)	16,963	1.77	1.77	.62	72
(.63)	18.50	1.04	22,378	1.76	1.76	.72	67
(.14)	18.96	7.36	21,736	1.75	1.75	.74	93
(.92)	17.79	4.11	20,585	1.75	1.75	1.07	94
(.38)	18.06	(9.67)	21,834	1.78	1.78	1.06	73
—	13.86	(1.63)	17,366	2.54	2.54	(.88)	40
(.35)	14.09	(16.70)	20,415	2.52	2.52	(.15)	72
(.55)	17.29	.26	28,601	2.51	2.51	(.05)	67
—	17.81	6.55	28,808	2.50	2.50	(.04)	93
(.77)	16.72	3.37	31,671	2.50	2.50	.29	94
(.24)	16.99	(10.37)	36,942	2.53	2.53	.25	73
—	14.96	(1.19)	34,275	1.79	1.79	(.11)	40
(.48)	15.14	(16.12)	37,874	1.77	1.77	.64	72
(.63)	18.56	1.09	49,652	1.76	1.76	.80	67
(.13)	19.01	7.37	39,296	1.75	1.75	.74	93
(.92)	17.83	4.11	38,808	1.75	1.75	1.05	94
(.37)	18.10	(9.70)	45,591	1.78	1.78	1.11	73
—	15.03	12.25	112	1.41	1.38	1.04	40
(.02)	15.01	(1.12)	1,567,608	1.54	1.54	.13	40
(.53)	15.20	(15.86)	1,760,569	1.52	1.52	.87	72
(.68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67
(.18)	19.09	7.64	1,596,632	1.50	1.50	.99	93
(.97)	17.91	4.33	1,341,106	1.50	1.50	1.33	94
(.41)	18.19	(9.45)	1,215,031	1.53	1.53	1.34	73
(.05)	15.03	(1.01)	476,681	1.35	1.34	.34	40
(.56)	15.24	(15.70)	512,073	1.32	1.32	1.04	72
(.71)	18.68	1.50	651,728	1.31	1.31	1.16	67
(.22)	19.14	7.80	482,265	1.30	1.30	1.26	93
(1.00)	17.96	4.58	387,848	1.32	1.32	1.50	94
(.44)	18.23	(9.30)	471,717	1.35	1.35	1.45	73

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund 211

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$992.10	$1,018.75
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.09	$6.17
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$988.40	$1,015.02
the expenses you paid on your account during this period.	Expenses Paid During Period*	$9.79	$9.92

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.98%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$992.00	$1,018.75
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.09	$6.17
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

212 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$993.30	$1,019.99
Expenses Paid During Period*	$4.86	$4.92

* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Tax-Managed U.S. Large Cap Fund 213

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($) or	Value
	Amount ($) or	Value		Shares	$
	Shares	$
Common Stocks - 92.8%			Kimberly-Clark Corp.	19,528	2,445
Consumer Discretionary - 12.4%			Kraft Heinz Co. (The)	13,100	1,023
Advance Auto Parts, Inc.	38,018	5,935	Kroger Co. (The)	36,049	1,276
Amazon.com, Inc.(Æ)	31,185	20,569	Molson Coors Brewing Co. Class B	26,901	2,572
AutoZone, Inc.(Æ)	2,200	1,683	Mondelez International, Inc. Class A	462,547	19,871
CBS Corp. Class B	29,843	1,669	PepsiCo, Inc.	155,396	16,000
Charter Communications, Inc. Class A(Æ)	5,690	1,208	Philip Morris International, Inc.	130,790	12,833
Chipotle Mexican Grill, Inc. Class A(Æ)	10,973	4,619	Procter & Gamble Co. (The)	51,457	4,123
Comcast Corp. Class A(Æ)	330,345	20,072	Reynolds American, Inc.	31,314	1,553
Costco Wholesale Corp.	23,076	3,418	Unilever NV	192,640	8,480
CST Brands, Inc.	3,500	132	Walgreens Boots Alliance, Inc.	9,505	754
DISH Network Corp. Class A(Æ)	13,724	676	Whole Foods Market, Inc.	190,577	5,542
Dollar General Corp.	8,600	704			113,833
Dollar Tree, Inc.(Æ)	5,970	476
DR Horton, Inc.	29,413	884	Energy - 6.9%
eBay, Inc.(Æ)	5,789	141	Anadarko Petroleum Corp.	10,588	559
Estee Lauder Cos., Inc. (The) Class A	9,487	909	Apache Corp.	7,974	434
Expedia, Inc.	5,900	683	Baker Hughes, Inc.	20,281	981
Ford Motor Co.	464,626	6,300	BP PLC - ADR	77,298	2,596
Gap, Inc. (The)	99,334	2,303	Cabot Oil & Gas Corp.	42,924	1,004
General Motors Co.	70,608	2,245	California Resources Corp.	11,584	25
Harman International Industries, Inc.	13,193	1,013	Cheniere Energy, Inc.(Æ)	5,800	225
Home Depot, Inc. (The)	57,634	7,717	Chevron Corp.	149,973	15,324
Interpublic Group of Cos., Inc. (The)	14,867	341	Columbia Pipeline Group, Inc.	50,461	1,293
Johnson Controls, Inc.	21,100	874	ConocoPhillips	116,847	5,584
Lennar Corp. Class A	101,849	4,615	Core Laboratories NV	96,929	12,955
Liberty Global PLC Class C(Æ)	86,839	3,178	Devon Energy Corp.	11,954	415
Liberty Global PLC LiLAC(Æ)	60,599	2,461	Diamondback Energy, Inc.(Æ)	8,621	746
Lowe's Cos., Inc.	185,439	14,097	EOG Resources, Inc.	32,555	2,690
Macy's, Inc.	12,300	487	EQT Corp.	16,959	1,189
McDonald's Corp.	5,663	716	Exxon Mobil Corp.	144,233	12,750
Nike, Inc. Class B	112,685	6,642	Halliburton Co.	256,760	10,607
O'Reilly Automotive, Inc.(Æ)	20,764	5,454	Kinder Morgan, Inc.	8,800	156
Priceline Group, Inc. (The)(Æ)	6,087	8,179	Marathon Petroleum Corp.	20,070	784
PulteGroup, Inc.	44,100	811	Occidental Petroleum Corp.	106,690	8,178
Ross Stores, Inc.	18,800	1,067	Phillips 66(Æ)	83,578	6,863
Royal Caribbean Cruises, Ltd.	26,368	2,041	Pioneer Natural Resources Co.(Æ)	61,205	10,166
Starbucks Corp.	268,623	15,105	Schlumberger, Ltd.	252,048	20,249
Target Corp.	122,373	9,729	Spectra Energy Corp.	16,266	509
Time Warner Cable, Inc.	9,437	2,002	Valero Energy Corp.	20,857	1,228
Time Warner, Inc.	64,864	4,874	Williams Cos., Inc. (The)	14,626	284
TJX Cos., Inc.	174,672	13,244			117,794
Twenty-First Century Fox, Inc. Class A(Æ)	97,268	2,943
VF Corp.	35,920	2,265	Financial Services - 19.5%
Wal-Mart Stores, Inc.	139,496	9,328	American Express Co.	106,545	6,971
Walt Disney Co. (The)	80,473	8,310	American International Group, Inc.	178,095	9,941
Whirlpool Corp.	17,505	3,048	American Tower Corp.(ö)	144,688	15,175
Wyndham Worldwide Corp.	93,470	6,632	Ameriprise Financial, Inc.	33,048	3,169
Yum! Brands, Inc.	22,645	1,802	Aon PLC	38,352	4,032
		213,601	Arthur J Gallagher & Co.	10,292	474
			AvalonBay Communities, Inc.(ö)	7,200	1,273
Consumer Staples - 6.6%			Bank of America Corp.	1,340,807	19,522
Altria Group, Inc.	117,515	7,369	Bank of New York Mellon Corp. (The)	16,659	670
Archer-Daniels-Midland Co.	26,319	1,051	BB&T Corp.	6,074	215
Coca-Cola Co. (The)	67,940	3,044	Berkshire Hathaway, Inc. Class B(Æ)	146,488	21,311
Colgate-Palmolive Co.	109,113	7,738	BlackRock, Inc. Class A	7,446	2,653
Constellation Brands, Inc. Class A	18,440	2,878	Boston Properties, Inc.(ö)	4,641	598
CVS Health Corp.	133,935	13,460	Capital One Financial Corp.	166,269	12,036
Dr Pepper Snapple Group, Inc.	14,940	1,358	Charles Schwab Corp. (The)	70,308	1,997
Hershey Co. (The)	4,970	463	Chubb, Ltd.	118,445	13,960

See accompanying notes which are an integral part of the financial statements.

214 Russell Tax-Managed U.S. Large Cap Fund

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Citigroup, Inc.	331,807	15,356	Baxalta, Inc.	7,837	329
CME Group, Inc. Class A	2,510	231	Baxter International, Inc.	7,837	347
Comerica, Inc.	10,205	453	Becton Dickinson and Co.	3,015	486
Discover Financial Services	29,578	1,664	Biogen, Inc.(Æ)	12,466	3,428
Equifax, Inc.	11,321	1,361	Boston Scientific Corp.(Æ)	131,115	2,874
Equinix, Inc.(ö)	29,524	9,753	Bristol-Myers Squibb Co.	93,261	6,732
Everest Re Group, Ltd.	900	166	Cardinal Health, Inc.	70,248	5,512
Extra Space Storage, Inc.(ö)	6,120	520	Celgene Corp.(Æ)	48,177	4,982
Fidelity National Information Services, Inc.	31,196	2,053	Cerner Corp.(Æ)	144,468	8,110
Fifth Third Bancorp	11,520	211	Cigna Corp.	3,706	513
First Republic Bank	2,386	168	Eli Lilly & Co.	50,636	3,825
FleetCor Technologies, Inc.(Æ)	39,179	6,060	Express Scripts Holding Co.(Æ)	9,902	730
Franklin Resources, Inc.	3,037	113	Gilead Sciences, Inc.	52,433	4,625
Goldman Sachs Group, Inc. (The)	50,854	8,346	HCA Holdings, Inc.(Æ)	4,616	372
Hartford Financial Services Group, Inc.	55,496	2,463	Humana, Inc.	17,180	3,042
Highwoods Properties, Inc.(ö)	8,040	376	Illumina, Inc.(Æ)	9,317	1,258
Huntington Bancshares, Inc.	40,874	411	Intuitive Surgical, Inc.(Æ)	104	65
Intercontinental Exchange, Inc.	49,984	11,998	Johnson & Johnson	241,425	27,059
Invesco, Ltd.	43,833	1,359	McKesson Corp.	11,009	1,848
JPMorgan Chase & Co.	328,840	20,783	Medtronic PLC	171,373	13,564
KeyCorp	126,660	1,557	Merck & Co., Inc.	229,232	12,571
Kilroy Realty Corp.(ö)	9,100	590	PerkinElmer, Inc.	2,100	106
Legg Mason, Inc.	9,732	313	Pfizer, Inc.	574,998	18,808
Loews Corp.	166,845	6,620	Regeneron Pharmaceuticals, Inc.(Æ)	13,312	5,015
M&T Bank Corp.	1,250	148	Sanofi - ADR	40,450	1,662
Markel Corp.(Æ)	13,020	11,706	St. Jude Medical, Inc.	77,635	5,916
MasterCard, Inc. Class A	15,196	1,474	Stryker Corp.	13,945	1,520
MetLife, Inc.	229,652	10,357	Teva Pharmaceutical Industries, Ltd. - ADR	12,650	689
Morgan Stanley	105,778	2,862	Thermo Fisher Scientific, Inc.	82,339	11,877
Northern Trust Corp.	1,827	130	UnitedHealth Group, Inc.	124,574	16,404
PayPal Holdings, Inc.(Æ)	838	33	Vertex Pharmaceuticals, Inc.(Æ)	19,050	1,607
PNC Financial Services Group, Inc. (The)	31,360	2,753	Zoetis, Inc. Class A	13,700	644
Prologis, Inc.(ö)	30,162	1,370			226,823
Prudential Financial, Inc.	7,700	598
Raymond James Financial, Inc.	6,917	361	Materials and Processing - 3.8%
Realogy Holdings Corp.(Æ)	192,703	6,887	Air Products & Chemicals, Inc.	65,233	9,517
Regions Financial Corp.	20,514	192	Ball Corp.	3,000	214
Simon Property Group, Inc.(ö)	9,970	2,006	CF Industries Holdings, Inc.	8,500	281
SL Green Realty Corp.(ö)	6,960	731	CRH PLC - ADR(Æ)	244,858	7,128
State Street Corp.	242,787	15,126	Crown Holdings, Inc.(Æ)	37,292	1,975
SunTrust Banks, Inc.	6,350	265	Dow Chemical Co. (The)	126,277	6,643
SVB Financial Group(Æ)	5,741	599	Eastman Chemical Co.	16,280	1,244
Synchrony Financial(Æ)	308,274	9,424	Ecolab, Inc.	140,944	16,206
TD Ameritrade Holding Corp.	6,600	197	EI du Pont de Nemours & Co.	25,098	1,654
Travelers Cos., Inc. (The)	657	72	Ingersoll-Rand PLC	16,221	1,063
US Bancorp	173,413	7,403	International Paper Co.	74,017	3,203
Visa, Inc. Class A	285,546	22,056	Martin Marietta Materials, Inc.	6,899	1,168
Waddell & Reed Financial, Inc. Class A	14,350	292	Masco Corp.	34,250	1,052
Wells Fargo & Co.	621,799	31,078	Monsanto Co.	48,194	4,515
XL Group PLC Class A	11,616	380	Mosaic Co. (The)	44,098	1,234
		335,422	PPG Industries, Inc.	4,260	470
			Praxair, Inc.	42,205	4,957
Health Care - 13.2%			Rio Tinto PLC - ADR	37,916	1,276
Abbott Laboratories	68,406	2,661	WestRock Co.	26,503	1,109
AbbVie, Inc.	170,304	10,389			64,909
Aetna, Inc.	31,481	3,534
Alexion Pharmaceuticals, Inc.(Æ)	10,155	1,414	Producer Durables - 11.4%
Allergan PLC(Æ)	56,705	12,280	3M Co.	5,520	924
Amgen, Inc.	113,502	17,967	Accenture PLC Class A(Æ)	43,472	4,909
Anthem, Inc.	85,659	12,058	Allegion PLC	18,766	1,228

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 215

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American Airlines Group, Inc.	484	17	Intel Corp.	175,074	5,301
Automatic Data Processing, Inc.	80,628	7,131	International Business Machines Corp.	48,386	7,061
B/E Aerospace, Inc.	98,432	4,787	Intuit, Inc.	69,231	6,985
Boeing Co. (The)	202	27	KLA-Tencor Corp.	5,800
Canadian Pacific Railway, Ltd.	5,822	840	Lam Research Corp.	39,898	3,048
CSX Corp.	63,100	1,721	LinkedIn Corp. Class A(Æ)	33,087	4,146
Cummins, Inc.	1,774	208	Micron Technology, Inc.(Æ)	48,078
Danaher Corp.	4,171	404	Microsoft Corp.	733,465	36,578
Deere & Co.	1,500	126	NXP Semiconductors NV(Æ)	18,474	1,575
Delta Air Lines, Inc.	293,576	12,233	Oracle Corp.	281,862	11,235
Eaton Corp. PLC	35,449	2,243	QUALCOMM, Inc.	20,500	1,036
Emerson Electric Co.	13,090	715	Red Hat, Inc.(Æ)	102,730	7,537
FedEx Corp.	1,662	274	Salesforce.com, Inc.(Æ)	90,641	6,871
Fluor Corp.	11,263	616	SanDisk Corp.	2,041
General Dynamics Corp.	32,339	4,544	SAP SE - ADR	63,366	4,982
General Electric Co.	516,880	15,894	TE Connectivity, Ltd.	33,392	1,986
Honeywell International, Inc.	345,004	39,424	Texas Instruments, Inc.	67,206	3,833
Illinois Tool Works, Inc.	1,831	191	Xilinx, Inc.	5,800
Kansas City Southern	119,667	11,338	Yahoo!, Inc.(Æ)	115
L-3 Communications Holdings, Inc.	8,688	1,143			249,687
Lockheed Martin Corp.	3,081	716
Mettler-Toledo International, Inc.(Æ)	30,938	11,074	Utilities - 4.4%
Norfolk Southern Corp.	31,041	2,797	American Electric Power Co., Inc.	29,948	1,902
Northrop Grumman Corp.	10,650	2,197	AT&T, Inc.	491,435	19,078
PACCAR, Inc.	46,767	2,755	Calpine Corp.(Æ)	270,788	4,273
Parker-Hannifin Corp.	800	93	CMS Energy Corp.	37,178	1,512
Pentair PLC	6,066	352	Dominion Resources, Inc.	4,273
Raytheon Co.	75,427	9,530	Duke Energy Corp.	16,508	1,300
Sensata Technologies Holding NV(Æ)	229,584	8,648	Edison International	22,508	1,592
Snap-on, Inc.	3,111	495	Entergy Corp.	106,096	7,976
Southwest Airlines Co.	164,465	7,337	Exelon Corp.	20,235
Stanley Black & Decker, Inc.	80,523	9,012	NextEra Energy, Inc.	44,553	5,239
TopBuild Corp.(Æ)	3,805	119	NiSource, Inc.	38,538
TransDigm Group, Inc.(Æ)	39,646	9,034	PG&E Corp.	36,220	2,108
Tyco International PLC	108,674	4,186	PPL Corp.	47,857	1,801
Union Pacific Corp.	57,199	4,989	Public Service Enterprise Group, Inc.	7,225
United Continental Holdings, Inc.(Æ)	24,134	1,106	Sempra Energy	14,900	1,540
United Parcel Service, Inc. Class B	978	103	Southern Co. (The)	28,934	1,450
United Technologies Corp.	82,711	8,633	T-Mobile US, Inc.(Æ)	8,037
Waste Management, Inc.	4,229	249	Verizon Communications, Inc.	407,247	20,745
WW Grainger, Inc.	2,470	579	Xcel Energy, Inc.	41,419	1,658
		194,941			74,713
Technology - 14.6%			Total Common Stocks
Adobe Systems, Inc.(Æ)	118,355	11,151
Alphabet, Inc. Class A(Æ)	11,483	8,129	(cost $1,249,378)		1,591,723
Alphabet, Inc. Class C(Æ)	50,454	34,965
Analog Devices, Inc.	14,338	808	Short-Term Investments - 7.0%
Apple, Inc.	375,019	35,154	Russell U.S. Cash Management Fund	113,811,613(8)	113,812
Applied Materials, Inc.	23,100	473	United States Treasury Bills
ARM Holdings PLC - ADR(Æ)	150,368	6,194	0.490% due 06/16/16 (ç)(~)(§)	2,500	2,499
Broadcom, Ltd.(Æ)	43,243	6,303	0.303% due 08/11/16 (~)(§)	4,500	4,497
CDK Global Inc.	996	47	Total Short-Term Investments
Cisco Systems, Inc.	296,127	8,141	(cost $120,807)		120,808
Cognizant Technology Solutions Corp. Class
A(Æ)	36,716	2,143
EMC Corp.	313,207	8,178	Total Investments 99.8%
Facebook, Inc. Class A(Æ)	161,203	18,954	(identified cost $1,370,185)		1,712,531
Hewlett Packard Enterprise Co.(Æ)	248,993	4,148
HP, Inc.	113,663	1,395

See accompanying notes which are an integral part of the financial statements.

216 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- 0.2%	2,918
Net Assets - 100.0%	1,715,449

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 217

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Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	1,031	USD	106,147	06/16	3,200
S&P Technology Select Sector Index Futures	278	USD	11,720	06/16	(323)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,877

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$213,601	$—	$—	$213,601	12.4
Consumer Staples	113,833	—	—	113,833	6.6
Energy	117,794	—	—	117,794	6.9
Financial Services	335,422	—	—	335,422	19.5
Health Care	226,823	—	—	226,823	13.2
Materials and Processing	64,909	—	—	64,909	3.8
Producer Durables	194,941	—	—	194,941	11.4
Technology	249,687	—	—	249,687	14.6
Utilities	74,713	—	—	74,713	4.4
Short-Term Investments (a)	—	6,996	—	120,808	7.0
Total Investments	1,591,723	6,996	—	1,712,531	99.8
Other Assets and Liabilities, Net					0.2
					100.0
Other Financial Instruments
Futures Contracts	2,877	—	—	2,877	0.2
Total Other Financial Instruments*	$2,877	$—	$—	$2,877

*     Less than .05% of net assets.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

218 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$3,200
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$323
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,038
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(2,327)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 219

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments — April 30, 2016

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$10	$—	$10
Total Financial and Derivative Assets		10	—	10
Financial and Derivative Assets not subject to a netting agreement		(10)	—	(10)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

220 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$769	$—	$769
Total Financial and Derivative Liabilities		769	—	769
Financial and Derivative Liabilities not subject to a netting agreement		(769)	—	(769)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 221

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,370,185
Investments, at fair value(>)	1,712,531
Cash (restricted)(a)	2
Receivables:
Dividends and interest	1,625
Dividends from affiliated Russell funds	42
Investments sold	5,384
Fund shares sold	3,101
Variation margin on futures contracts	10
Prepaid expenses	21
Total assets	1,722,716
Liabilities
Payables:
Investments purchased	4,300
Fund shares redeemed	762
Accrued fees to affiliates	1,369
Other accrued expenses	66
Variation margin on futures contracts	770
Total liabilities	7,267
Net Assets	$1,715,449

See accompanying notes which are an integral part of the financial statements.

222 Russell Tax-Managed U.S. Large Cap Fund

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Russell Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,305
Accumulated net realized gain (loss)	(27,966)
Unrealized appreciation (depreciation) on:
Investments	342,346
Futures contracts	2,877
Shares of beneficial interest	543
Additional paid-in capital	1,394,344
Net Assets	$1,715,449
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$31.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.23
Class A — Net assets	$28,319,004
Class A — Shares outstanding ($.01 par value)	904,207
Net asset value per share: Class C(#)	$29.82
Class C — Net assets	$26,480,593
Class C — Shares outstanding ($.01 par value)	888,090
Net asset value per share: Class E(#)	$31.47
Class E — Net assets	$52,756,925
Class E — Shares outstanding ($.01 par value)	1,676,388
Net asset value per share: Class S(#)	$31.62
Class S — Net assets	$1,607,892,613
Class S — Shares outstanding ($.01 par value)	50,848,349
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$113,812
(a) Cash Collateral for Futures	$2
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 223

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$14,533
Dividends from affiliated Russell funds	196
Interest	5
Total investment income	14,734
Expenses
Advisory fees	5,610
Administrative fees	387
Custodian fees	87
Distribution fees - Class A	33
Distribution fees - Class C	95
Transfer agent fees - Class A	26
Transfer agent fees - Class C	25
Transfer agent fees - Class E	52
Transfer agent fees - Class S	1,500
Professional fees	36
Registration fees	58
Shareholder servicing fees - Class C	32
Shareholder servicing fees - Class E	64
Trustees’ fees	20
Printing fees	40
Miscellaneous	10
Total expenses	8,075
Net investment income (loss)	6,659
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(18,645)
Futures contracts	3,038
Net realized gain (loss)	(15,607)
Net change in unrealized appreciation (depreciation) on:
Investments	4,134
Futures contracts	(2,327)
Net change in unrealized appreciation (depreciation)	1,807
Net realized and unrealized gain (loss)	(13,800)
Net Increase (Decrease) in Net Assets from Operations	$(7,141)

See accompanying notes which are an integral part of the financial statements.

224 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,659	$10,601
Net realized gain (loss)	(15,607)	(7,675)
Net change in unrealized appreciation (depreciation)	1,807	62,921
Net increase (decrease) in net assets from operations	(7,141)	65,827
Distributions
From net investment income
Class A	(167)	(82)
Class E	(273)	(185)
Class S	(11,481)	(7,822)
From net realized gain
Class A	—	(825)
Class C	—	(908)
Class E	—	(2,040)
Class S	—	(52,960)
Net decrease in net assets from distributions	(11,921)	(64,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions	145,015	322,913
Total Net Increase (Decrease) in Net Assets	125,953	323,918
Net Assets
Beginning of period	1,589,496	1,265,578
End of period	$1,715,449	$1,589,496
Undistributed (overdistributed) net investment income included in net assets	$3,305	$8,567

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 225

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	260	$7,980	314	$9,824
Proceeds from reinvestment of distributions	5	166	29	907
Payments for shares redeemed	(129)	(3,856)	(162)	(5,095)
Net increase (decrease)	136	4,290	181	5,636
Class C
Proceeds from shares sold	162	4,735	253	7,583
Proceeds from reinvestment of distributions	—	—	30	902
Payments for shares redeemed	(96)	(2,770)	(98)	(2,892)
Net increase (decrease)	66	1,965	185	5,593
Class E
Proceeds from shares sold	120	3,701	396	12,388
Proceeds from reinvestment of distributions	9	272	70	2,204
Payments for shares redeemed	(132)	(4,064)	(215)	(6,760)
Net increase (decrease)	(3)	(91)	251	7,832
Class S
Proceeds from shares sold	10,117	311,077	15,492	490,821
Proceeds from reinvestment of distributions	362	11,200	1,874	59,304
Payments for shares redeemed	(5,977)	(183,426)	(7,804)	(246,273)
Net increase (decrease)	4,502	138,851	9,562	303,852
Total increase (decrease)	4,701	$145,015	10,179	$322,913

See accompanying notes which are an integral part of the financial statements.

226 Russell Tax-Managed U.S. Large Cap Fund

(This page intentionally left blank)

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	31.76	.09	(.35)	(.26)	(.18)	—
October 31, 2015	31.83	.16	1.31	1.47	(.14)	(1.40)
October 31, 2014	27.84	.13	3.90	4.03	(.04)	—
October 31, 2013	22.11	.06	5.79	5.85	(.12)	—
October 31, 2012	19.49	.06	2.58	2.64	(.02)	—
October 31, 2011	18.15	.02	1.38	1.40	(.06)	—

Class C
April 30, 2016*	30.17	(.02)	(.33)	(.35)	—	—
October 31, 2015	30.40	(.07)	1.24	1.17	—	(1.40)
October 31, 2014	26.76	(.09)	3.73	3.64	—	—
October 31, 2013	21.29	(.11)	5.58	5.47	—	—
October 31, 2012	18.88	(.08)	2.49	2.41	—	—
October 31, 2011	17.65	(.12)	1.35	1.23	—	—

Class E
April 30, 2016*	31.89	.09	(.35)	(.26)	(.16)	—
October 31, 2015	31.95	.16	1.31	1.47	(.13)	(1.40)
October 31, 2014	27.95	.14	3.90	4.04	(.04)	—
October 31, 2013	22.17	.07	5.81	5.88	(.10)	—
October 31, 2012	19.53	.08	2.57	2.65	(.01)	—
October 31, 2011	18.15	.02	1.40	1.42	(.04)	—

Class S
April 30, 2016*	32.08	.13	(.35)	(.22)	(.24)	—
October 31, 2015	32.13	.24	1.32	1.56	(.21)	(1.40)
October 31, 2014	28.10	.21	3.92	4.13	(.10)	—
October 31, 2013	22.28	.13	5.84	5.97	(.15)	—
October 31, 2012	19.63	.13	2.58	2.71	(.06)	—
October 31, 2011	18.24	.07	1.40	1.47	(.08)	—

See accompanying notes which are an integral part of the financial statements.

228 Russell Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.18)	31.32	(.79)	28,319	1.23	1.23	.60	13
(1.54)	31.76	4.68	24,396	1.24	1.24	.52	127
(.04)	31.83	14.48	18,676	1.24	1.24	.45	63
(.12)	27.84	26.60	11,631	1.24	1.24	.25	35
(.02)	22.11	13.54	5,765	1.23	1.23	.29	48
(.06)	19.49	7.73	2,682	1.24	1.24	.10	58
—	29.82	(1.16)	26,480	1.98	1.98	(.14)	13
(1.40)	30.17	3.88	24,808	1.99	1.99	(.23)	127
—	30.40	13.60	19,360	1.99	1.99	(.30)	63
—	26.76	25.69	14,927	1.99	1.98	(.46)	35
—	21.29	12.71	10,733	1.98	1.94	(.39)	48
—	18.88	7.03	9,217	2.01	1.95	(.64)	58
(.16)	31.47	(.80)	52,757	1.23	1.23	.62	13
(1.53)	31.89	4.65	53,565	1.24	1.24	.52	127
(.04)	31.95	14.48	45,651	1.24	1.24	.45	63
(.10)	27.95	26.61	36,395	1.24	1.23	.29	35
(.01)	22.17	13.57	23,578	1.23	1.19	.36	48
(.04)	19.53	7.82	20,474	1.26	1.20	.12	58
(.24)	31.62	(.67)	1,607,893.98		.98	.86	13
(1.61)	32.08	4.92	1,486,727.99		.99	.77	127
(.10)	32.13	14.75	1,181,891.99		.99	.70	63
(.15)	28.10	26.94	758,556.99		.98	.53	35
(.06)	22.28	13.84	473,227.98		.94	.61	48
(.08)	19.63	8.04	400,643	1.01	.95	.36	58

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund 229

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$987.00	$1,017.26
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.56	$7.67
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$983.40	$1,013.67
	Expenses Paid During Period*	$11.10	$11.27
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.25%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$987.10	$1,017.40
of other funds.	Expenses Paid During Period*	$7.41	$7.52
* Expenses are equal to the Fund's annualized expense ratio of 1.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

230 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$988.50	$1,018.65
Expenses Paid During Period*	$6.18	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax-Managed U.S. Mid & Small Cap Fund 231

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($) or	Value
	Amount ($) or	Value		Shares	$
	Shares	$
Common Stocks - 92.9%			Liberty Braves Group Class A(Æ)	17	—
Consumer Discretionary - 14.7%			Liberty Braves Group Class C(Æ)	210	3
1-800-Flowers.com, Inc. Class A(Æ)	14,174	111	Liberty Broadband Corp. Class A(Æ)	262	15
Aaron's, Inc. Class A	5,967	156	Liberty Broadband Corp. Class C(Æ)	1,205	69
Abercrombie & Fitch Co. Class A	6,196	166	Liberty Media Group Class A(Æ)	42	1
AMC Entertainment Holdings, Inc. Class A	12,115	341	Liberty Media Group Class C(Æ)	524	9
American Axle & Manufacturing Holdings,			Liberty SiriusXM Group Class A(Æ)	166	5
Inc.(Æ)	8,987	139	Liberty SiriusXM Group Class C(Æ)	2,096	67
Arctic Cat, Inc.(Æ)(Ñ)	55,325	920	LKQ Corp.(Æ)	80,716	2,587
Barnes & Noble Education, Inc.(Æ)	4,717	44	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	90,325	1,347
Barnes & Noble, Inc.	5,174	61	Matthews International Corp. Class A	11,725	617
Beazer Homes USA, Inc.(Æ)	104,084	856	Monro Muffler Brake, Inc.	29,757	2,060
Big Lots, Inc.	2,334	107	Motorcar Parts of America, Inc.(Æ)	39,885	1,279
Bloomin' Brands, Inc.	1,034	19	Movado Group, Inc.	974	28
Blue Nile, Inc.(Æ)	7,078	183	Murphy USA, Inc.(Æ)	1,877	108
Bob Evans Farms, Inc.	29,363	1,337	National Presto Industries, Inc.(Æ)	1,627	142
Brinker International, Inc.	5,264	244	Newell Brands, Inc.	1,924	88
Buffalo Wild Wings, Inc.(Æ)	10,985	1,468	Noodles & Co. Class A(Æ)(Ñ)	79,676	888
Burlington Stores, Inc.(Æ)	15,606	889	Nutrisystem, Inc.	4,032	89
Cabela's, Inc.(Æ)	27,839	1,452	NVR, Inc.(Æ)	62	103
Caesars Acquisition Co. Class A(Æ)	28,853	218	Oxford Industries, Inc.	10,880	723
Caesars Entertainment Corp.(Æ)(Ñ)	40,741	278	Panera Bread Co. Class A(Æ)	414	89
Callaway Golf Co.	14,281	133	Performance Sports Group, Ltd.(Æ)(Ñ)	47,134	175
Capella Education Co.	9,579	530	Polaris Industries, Inc.	1,900	186
CarMax, Inc.(Æ)(Ñ)	3,653	193	Pool Corp.	15,744	1,376
Carter's, Inc.	19,351	2,064	PulteGroup, Inc.	8,808	162
Cheesecake Factory, Inc. (The)(Ñ)	16,639	849	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	174
Chico's FAS, Inc.	10,882	137	Ross Stores, Inc.	4,846	275
Christopher & Banks Corp.(Æ)	26,730	70	Sally Beauty Holdings, Inc.(Æ)	80,863	2,539
Cimpress NV(Æ)	544	48	Scholastic Corp.	34,032	1,238
Columbia Sportswear Co.	10,836	635	Service Corp. International	12,050	321
Cooper Tire & Rubber Co.	4,271	148	ServiceMaster Global Holdings, Inc.(Æ)	20,359	780
Coty, Inc. Class A(Æ)(Ñ)	9,020	274	Shoe Carnival, Inc.	6,564	168
Dana Holding Corp.	9,122	118	Shutterfly, Inc.(Æ)	27,058	1,244
Domino's Pizza, Inc.	9,020	1,090	Signet Jewelers, Ltd.	2,947	320
Dorman Products, Inc.(Æ)(Ñ)	14,563	783	Skechers U.S.A., Inc. Class A(Æ)	1,467	49
Eldorado Resorts, Inc.(Æ)	6,607	87	Smith & Wesson Holding Corp.(Æ)(Ñ)	4,398	96
Ethan Allen Interiors, Inc.(Ñ)	45,899	1,562	SodaStream International, Ltd.(Æ)(Ñ)	6,248	86
Express, Inc.(Æ)	5,500	100	Stamps.com, Inc.(Æ)(Ñ)	11,859	977
Finish Line, Inc. (The) Class A	63,139	1,247	Starz Class A(Æ)	8,914	243
First Cash Financial Services, Inc.(Æ)	18,090	827	Sturm Ruger & Co., Inc.(Ñ)	3,231	207
Five Below, Inc.(Æ)	48,644	2,028	TEGNA, Inc.	6,655	155
Flex Pharma, Inc.(Æ)(Ñ)	16,694	183	Tenneco, Inc.(Æ)	20,300	1,082
Foot Locker, Inc.	1,763	108	Tiffany & Co.	1,713	122
Fortune Brands Home & Security, Inc.	15,459	857	Toll Brothers, Inc.(Æ)	43,657	1,192
FTD Cos., Inc.(Æ)(Ñ)	47,499	1,321	Tower International, Inc.(Æ)	35,687	819
Gannett Co., Inc.	32,706	551	Tractor Supply Co.	4,255	403
Genesco, Inc.(Æ)	1,250	87	Tupperware Brands Corp.(Ñ)	2,897	168
Gentex Corp.(Ñ)	12,980	208	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	4,987	1,039
Gentherm, Inc.(Æ)	46,699	1,716	Vail Resorts, Inc.	589	76
Goodyear Tire & Rubber Co. (The)	10,933	317	Vera Bradley, Inc.(Æ)	22,851	401
Grand Canyon Education, Inc.(Æ)	5,539	242	Vista Outdoor, Inc.(Æ)	856	41
Hanesbrands, Inc.	10,236	297	VOXX International Corp. Class A(Æ)	6,920	31
Hasbro, Inc.	13,120	1,111	WABCO Holdings, Inc.(Æ)	700	79
Hertz Global Holdings, Inc.(Æ)	2,222	21	Wyndham Worldwide Corp.	2,673	190
HSN, Inc.	5,147	273	ZAGG, Inc.(Æ)	17,223	138
Interpublic Group of Cos., Inc. (The)	14,186	325			57,151
Jamba, Inc.(Æ)(Ñ)	10,464	136
John Wiley & Sons, Inc. Class A	3,050	151	Consumer Staples - 3.1%
Lamar Advertising Co. Class A(ö)	6,729	417	Andersons, Inc. (The)	4,018	135
Leggett & Platt, Inc.	1,002	49	Cal-Maine Foods, Inc.(Ñ)	25,963	1,318

See accompanying notes which are an integral part of the financial statements.

232 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Casey's General Stores, Inc.	18,448	2,066	American National Insurance Co.	1,564	182
Hain Celestial Group, Inc. (The)(Æ)	5,750	241	Anchor BanCorp Wisconsin, Inc.(Æ)	76	4
Herbalife, Ltd.(Æ)	1,246	72	Arch Capital Group, Ltd.(Æ)	2,102	148
JM Smucker Co. (The)	1,628	207	Ares Capital Corp.	2,962	45
Lancaster Colony Corp.	13,566	1,580	Argo Group International Holdings, Ltd.	26,506	1,457
MGP Ingredients, Inc.(Æ)	5,280	139	Artisan Partners Asset Management, Inc.
Natural Health Trends Corp.(Ñ)	10,922	395	Class A	10,815	349
Omega Protein Corp.(Æ)	5,342	99	Assurant, Inc.	5,539	468
Pinnacle Foods, Inc.	285	12	Assured Guaranty, Ltd.	7,127	184
Post Holdings, Inc.(Æ)	7,873	566	Astoria Financial Corp.	9,124	137
Rite Aid Corp.(Æ)	12,248	99	Axis Capital Holdings, Ltd.	5,244	279
Safeway, Inc.(Æ)	9,450	5	Banco Latinoamericano de Comercio Exterior
Sanderson Farms, Inc.(Ñ)	20,370	1,869	SA Class E	6,718	174
Snyders-Lance, Inc.	6,725	215	Bancorp, Inc. (The)(Æ)	16,729	95
Sprouts Farmers Market, Inc.(Æ)(Ñ)	24,399	685	BancorpSouth, Inc.	75,871	1,782
SUPERVALU, Inc.(Æ)	131,781	663	Bank of Hawaii Corp.	1,087	74
TreeHouse Foods, Inc.(Æ)	12,955	1,145	Bank of the Ozarks, Inc.	23,353	964
Universal Corp.(Ñ)	506	28	BankUnited, Inc.	732	25
WhiteWave Foods Co. (The) Class A(Æ)	16,050	645	BB&T Corp.	1,785	63
		12,184	Blue Hills Bancorp, Inc.	10,034	146
			BofI Holding, Inc.(Æ)(Ñ)	57,523	1,172
Energy - 3.3%			Broadridge Financial Solutions, Inc.	5,818	348
Alon USA Energy, Inc.(Æ)	20,907	219	C1 Financial, Inc.(Æ)	21,525	528
Bill Barrett Corp.(Æ)	123,281	981	Calamos Asset Management, Inc. Class A	25,485	210
CARBO Ceramics, Inc.(Ñ)	9,354	139	Camden National Corp.	1,075	47
CONSOL Energy, Inc.(Ñ)	6,638	100	Camden Property Trust (ö)	3,242	262
CVR Energy, Inc.(Ñ)	3,558	86	Cardtronics, Inc.(Æ)	38,108	1,502
Diamondback Energy, Inc.(Æ)	6,899	597	Care Capital Properties, Inc. (ö)	564	15
Dril-Quip, Inc.(Æ)	9,008	584	Cash America International, Inc.	11,666	431
Energen Corp.	5,905	251	Cathay General Bancorp	4,829	147
Exterran Corp.(Æ)	9,043	138	CBOE Holdings, Inc.	17,137	1,062
First Solar, Inc.(Æ)	7,131	398	Cedar Realty Trust, Inc.(ö)	20,389	141
Golar LNG, Ltd.	3,563	59	CenterState Banks, Inc.	55,868	910
Helix Energy Solutions Group, Inc.(Æ)	105,676	912	Central Pacific Financial Corp.	8,782	205
Helmerich & Payne, Inc.(Ñ)	18,400	1,217	Citizens & Northern Corp.	11,712	236
Matador Resources Co.(Æ)(Ñ)	21,706	468	City Holding Co.	1,479	73
McDermott International, Inc.(Æ)	262,737	1,193	CNO Financial Group, Inc.	1,302	24
Memorial Resource Development Corp.(Æ)	10,670	140	Columbia Banking System, Inc.	5,350	158
Noble Energy, Inc.	2,014	73	Community Bank System, Inc.	29,251	1,157
Nordic American Offshore, Ltd.(Ñ)	20,327	116	Corrections Corp. of America (ö)	5,353	163
Oceaneering International, Inc.	3,328	122	Cowen Group, Inc. Class A(Æ)(Ñ)	99,579	347
Oil States International, Inc.(Æ)	27,264	944	Credit Acceptance Corp.(Æ)	265	52
PBF Energy, Inc. Class A	7,333	236	CubeSmart(ö)	27,670	819
PDC Energy, Inc.(Æ)	7,024	441	CVB Financial Corp.(Ñ)	10,947	188
QEP Resources, Inc.	8,629	155	DCT Industrial Trust, Inc. (ö)	60,034	2,424
RSP Permian, Inc.(Æ)	44,080	1,349	Diamond Hill Investment Group, Inc.(Æ)	1,218	213
Seadrill, Ltd.(Æ)(Ñ)	15,787	75	Duke Realty Corp. (ö)	1,172	26
Southwestern Energy Co.(Æ)	4,959	67	E*Trade Financial Corp.(Æ)	32,325	814
SunPower Corp. Class A(Æ)(Ñ)	7,412	149	East West Bancorp, Inc.	13,639	511
Synergy Resources Corp.(Æ)	121,615	878	Eaton Vance Corp.	988	34
Tesoro Corp.	3,098	247	Education Realty Trust, Inc.(ö)	69,748	2,774
Willbros Group, Inc.(Æ)	52,186	167	Endurance Specialty Holdings, Ltd.	20,397	1,304
World Fuel Services Corp.	3,783	177	Enova International, Inc. Class W(Æ)	30,176	266
			EPR Properties(ö)	416	27
		12,678	Equifax, Inc.	4,002	481
			Equinix, Inc.(ö)	697	230
Financial Services - 24.0%			Equity Commonwealth(Æ)(ö)	5,469	153
Ambac Financial Group, Inc.(Æ)	21,239	345	Equity LifeStyle Properties, Inc. Class A(ö)	1,461	100
American Equity Investment Life Holding			Euronet Worldwide, Inc.(Æ)	11,063	853
Co.(Æ)	69,580	974	Everest Re Group, Ltd.	1,700	314
American Financial Group, Inc.	4,297	297	Extra Space Storage, Inc.(ö)	5,406	459

Russell Tax-Managed U.S. Mid & Small Cap Fund 233

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
FactSet Research Systems, Inc.	3,400	513	OFG Bancorp	40,449	357
Fair Isaac Corp.	18,693	1,995	Old National Bancorp	62,488	837
FBL Financial Group, Inc. Class A	478	29	OM Asset Management PLC	38,719	520
FBR & Co.	2,483	46	OneBeacon Insurance Group, Ltd. Class A	25,513	316
FCB Financial Holdings, Inc. Class A(Æ)	894	31	Opus Bank	1,361	49
Federal Agricultural Mortgage Corp. Class C	8,229	335	Oritani Financial Corp.	8,387	145
Federal Realty Investment Trust(ö)	2,297	349	PacWest Bancorp	26,097	1,043
FelCor Lodging Trust, Inc.(ö)	99,204	710	Paramount Group, Inc.(ö)	39,814	665
Fidelity & Guaranty Life(Ñ)	14,310	378	People's Utah Bancorp(Æ)	18,370	302
Fifth Street Asset Management, Inc. Class A	34,306	122	Piedmont Office Realty Trust, Inc. Class A(ö)	10,158	202
First American Financial Corp.	2,393	86	Popular, Inc.(Æ)	36,375	1,081
First Commonwealth Financial Corp.	11,614	107	Post Properties, Inc.(ö)	3,782	217
First Financial Bancorp	10,984	214	Primerica, Inc.	2,921	145
First Industrial Realty Trust, Inc. (ö)	90,342	2,072	PrivateBancorp, Inc. Class A	21,948	913
First Midwest Bancorp, Inc.	7,902	146	ProAssurance Corp.	5,090	243
First Niagara Financial Group, Inc.	18,647	197	PS Business Parks, Inc.(ö)	3,986	382
First Republic Bank	47,190	3,318	Radian Group, Inc.	57,001	729
Fiserv, Inc.(Æ)	25,120	2,455	Raymond James Financial, Inc.	4,148	216
FNB Corp.	9,838	130	Rayonier, Inc. (ö)	25,961	641
FNF Group	7,383	236	RE/MAX Holdings, Inc. Class A	14,743	543
FNFV Group(Æ)	2,460	27	Realogy Holdings Corp.(Æ)	502	18
Forest City Realty Trust, Inc. Class A(Æ)(ö)	32,461	675	Reinsurance Group of America, Inc. Class A	2,529	241
FRP Holdings, Inc.(Æ)(Þ)	3,671	134	RenaissanceRe Holdings, Ltd.	352	39
GAMCO Investors, Inc. Class A	7,201	285	Retail Opportunity Investments Corp.(ö)	9,870	194
Genworth Financial, Inc. Class A(Æ)	108,399	372	Retail Properties of America, Inc. Class A(ö)	145,193	2,322
Glacier Bancorp, Inc.	39,172	1,014	RMR Group, Inc. (The) Class A(Æ)	2,668	67
Global Payments, Inc.	1,562	113	Ryman Hospitality Properties, Inc. (ö)	4,049	209
Green Dot Corp. Class A(Æ)	13,103	291	Selective Insurance Group, Inc.	87,916	3,052
Hanover Insurance Group, Inc. (The)	47,216	4,049	ServisFirst Bancshares, Inc.	382	19
Healthcare Realty Trust, Inc.(ö)	49,784	1,507	Signature Bank(Æ)	13,256	1,827
HFF, Inc. Class A(Æ)	1,662	53	SL Green Realty Corp.(ö)	1,767	186
Highwoods Properties, Inc.(ö)	2,870	134	SLM Corp.(Æ)	142,479	965
Houlihan Lokey, Inc. Class A(Æ)	15,496	391	South State Corp.	17,547	1,228
Huntington Bancshares, Inc.	21,443	216	Sovran Self Storage, Inc.(ö)	10,690	1,136
Iberiabank Corp.	422	25	State Bank Financial Corp.	56,837	1,187
Independent Bank Corp.	4,475	68	Sterling Bancorp	88,006	1,438
iStar, Inc. (Æ)(ö)	15,472	152	Sun Communities, Inc. (ö)	27,433	1,862
Jack Henry & Associates, Inc.	502	41	SVB Financial Group(Æ)	15,726	1,640
James River Group Holdings, Ltd.(Æ)	8,672	269	Synovus Financial Corp.	3,419	107
Jones Lang LaSalle, Inc.	12,202	1,405	Tanger Factory Outlet Centers, Inc.(ö)	11,600	407
KeyCorp	15,208	187	Taubman Centers, Inc. (ö)	8,271	574
Lazard, Ltd. Class A	3,311	119	TCF Financial Corp.	6,752	92
Live Oak Bancshares, Inc.(Æ)(Ñ)	11,729	185	TriState Capital Holdings, Inc.(Æ)	3,143	42
Macerich Co. (The) (ö)	2,415	184	UMB Financial Corp.	17,602	981
Manning & Napier, Inc. Class A	3,512	30	Umpqua Holdings Corp.	79	1
Marcus & Millichap, Inc.(Æ)	10,002	251	Union Bankshares Corp.	9,683	256
Markel Corp.(Æ)	428	385	United Community Banks, Inc.	9,570	193
MarketAxess Holdings, Inc.	488	60	United Development Funding IV (Ñ)(ö)	34,187	109
MBIA, Inc.(Æ)	15,252	119	Universal Insurance Holdings, Inc.	8,695	153
MGIC Investment Corp.(Æ)	165,890	1,199	Urstadt Biddle Properties, Inc. Class A(ö)	5,742	118
Mid-America Apartment Communities, Inc.			Valley National Bancorp	32,556	308
(ö)	14,562	1,394	Vantiv, Inc. Class A(Æ)	407	22
MSCI, Inc. Class A	2,167	165	Ventas, Inc. (ö)	2,256	140
Nasdaq, Inc.	2,676	165	Virtu Financial, Inc. Class A(Æ)	10,235	213
National Health Investors, Inc. (ö)	13,762	937	Waddell & Reed Financial, Inc. Class A	7,205	147
National Retail Properties, Inc. (ö)	465	20	Webster Financial Corp.	33,226	1,217
Navigators Group, Inc. (The)(Æ)	2,541	210	Welltower, Inc. (ö)	1,344	93
Nelnet, Inc. Class A	9,341	392	White Mountains Insurance Group, Ltd.(Æ)	337	280
Northwest Bancshares, Inc.	8,090	113	WR Berkley Corp.	3,831	215
OceanFirst Financial Corp.	6,942	135

See accompanying notes which are an integral part of the financial statements.

234 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WSFS Financial Corp.	8,031	274	Tenet Healthcare Corp.(Æ)	4,944	157
		93,430	Theravance Biopharma, Inc.(Æ)(Ñ)	4,159	86
			Triple-S Management Corp. Class B(Æ)	5,261	137
Health Care - 10.2%			US Physical Therapy, Inc.	27,991	1,396
Acadia Healthcare Co., Inc.(Æ)	14,512	917	VCA, Inc.(Æ)	70,284	4,426
Accelerate Diagnostics, Inc.(Æ)(Ñ)	32,291	405	VWR Corp.(Æ)	32,018	853
Aclaris Therapeutics, Inc.(Æ)	3,388	63	WellCare Health Plans, Inc.(Æ)	22,405	2,016
Adamas Pharmaceuticals, Inc.(Æ)	820	14	Zynerba Pharmaceuticals, Inc.(Æ)(Ñ)	19,841	162
Akorn, Inc.(Æ)	89,499	2,278			39,631
Albany Molecular Research, Inc.(Æ)(Ñ)	53,720	808
Alere, Inc.(Æ)	5,509	215	Materials and Processing - 7.5%
Align Technology, Inc.(Æ)	29,954	2,162	AAON, Inc.	11,226	298
Analogic Corp.	2,410	190	Acuity Brands, Inc.	14,328	3,494
BioMarin Pharmaceutical, Inc.(Æ)	2,801	237	AEP Industries, Inc.(Æ)	4,018	248
Bio-Rad Laboratories, Inc. Class A(Æ)	137	19	Airgas, Inc.	1,657	236
Bio-Techne Corp.	25,198	2,348	Albemarle Corp.	2,994	198
Cantel Medical Corp.	5,259	352	American Vanguard Corp.(Æ)	2,376	39
Carbylan Therapeutics, Inc.(Æ)	137,891	101	Ashland, Inc.	2,458	274
Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	30	Balchem Corp.(Æ)	25,631	1,573
Centene Corp.(Æ)	1,221	76	Ball Corp.	13,125	937
Charles River Laboratories International,			Belden, Inc.	3,675	232
Inc.(Æ)	13,671	1,084	Bemis Co., Inc.	2,414	121
Chemed Corp.	2,336	303	Carpenter Technology Corp.(Ñ)	21,723	769
Community Health Systems, Inc.(Æ)	9,573	183	Century Aluminum Co.(Æ)(Ñ)	80,573	711
CONMED Corp.	24,008	994	Chemtura Corp.(Æ)	19,686	548
Cooper Cos., Inc. (The)	2,058	315	Compass Minerals International, Inc.(Ñ)	10,489	786
DexCom, Inc.(Æ)	14,666	944	Crown Holdings, Inc.(Æ)	5,723	303
DYAX Corp.(Æ)	5,306	6	Domtar Corp.	1,938	75
Foamix Pharmaceuticals, Ltd.(Æ)(Ñ)	33,359	210	Eagle Materials, Inc.	3,008	223
Greatbatch, Inc.(Æ)	13,350	465	Eastman Chemical Co.	2,170	166
Haemonetics Corp.(Æ)	20,586	668	Ferro Corp.(Æ)	4,771	61
Halyard Health, Inc.(Æ)	10,441	294	FMC Corp.	18,314	792
Henry Schein, Inc.(Æ)	1,751	295	GCP Applied Technologies, Inc.(Æ)	51,207	1,133
Hologic, Inc.(Æ)	9,896	332	Global Brass & Copper Holdings, Inc.	16,735	454
ICON PLC(Æ)	26,441	1,787	Headwaters, Inc.(Æ)	5,449	109
ICU Medical, Inc.(Æ)	264	26	Hexcel Corp.	13,228	599
Impax Laboratories, Inc.(Æ)	242	8	Innophos Holdings, Inc.	13,767	509
Integra LifeSciences Holdings Corp.(Æ)	23,556	1,668	Innospec, Inc.	8,763	424
Intra-Cellular Therapies, Inc.(Æ)	18,284	628	International Flavors & Fragrances, Inc.	650	78
Invacare Corp.	81,160	912	LB Foster Co. Class A	9,125	180
Ionis Pharmaceuticals, Inc.(Æ)	5,927	243	Lennox International, Inc. Class 2	3,222	435
Kindred Healthcare, Inc.	92,700	1,368	LSB Industries, Inc.(Æ)	13,536	178
Lannett Co., Inc.(Æ)(Ñ)	2,787	53	Martin Marietta Materials, Inc.	6,606	1,118
LifePoint Health, Inc.(Æ)	10,889	736	Minerals Technologies, Inc.	21,553	1,291
Ligand Pharmaceuticals, Inc. Class B(Æ)	12,546	1,516	NewMarket Corp.	2,418	982
MEDNAX, Inc.(Æ)	14,223	1,014	Owens Corning	3,111	143
MiMedx Group, Inc.(Æ)(Ñ)	93,223	702	Packaging Corp. of America	4,726	307
NantKwest, Inc.(Æ)(Ñ)	14,706	122	PGT, Inc.(Æ)	99,563	1,042
Neurocrine Biosciences, Inc.(Æ)	7,409	338	PolyOne Corp.	6,686	241
Omnicell, Inc.(Æ)	8,346	266	RBC Bearings, Inc.(Æ)	1,937	142
Orthofix International NV(Æ)	4,798	210	RPM International, Inc.	6,601	334
Paratek Pharmaceuticals, Inc.(Æ)	16,289	222	Schweitzer-Mauduit International, Inc.	15,556	535
Phibro Animal Health Corp. Class A	192	4	Sealed Air Corp.	631	30
PRA Health Sciences, Inc.(Æ)	19,687	934	Sensient Technologies Corp.	15,013	1,010
Prestige Brands Holdings, Inc.(Æ)	175	10	Sonoco Products Co.	3,919	184
Quality Systems, Inc.	2,976	42	Steel Dynamics, Inc.	7,194	181
REGENXBIO, Inc.(Æ)(Ñ)	18,651	194	Trinseo SA(Æ)	4,706	201
ResMed, Inc.	4,741	265	Unifi, Inc.(Æ)	35,797	922
Seattle Genetics, Inc.(Æ)	4,553	162	United States Steel Corp.(Ñ)	6,195	118
Teleflex, Inc.	4,235	660	Universal Forest Products, Inc.	2,625	201

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 235

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
USG Corp.(Æ)	2,345	63	HEICO Corp.	4,771	293
Valspar Corp.	745	79	Herman Miller, Inc.	35,104	1,059
Vulcan Materials Co.	23,730	2,554	HNI Corp.	4,654	204
Watsco, Inc.	6,857	922	Insperity, Inc.	588	31
WR Grace & Co.(Æ)	2,986	229	ITT Corp.	24,560	942
		29,012	Jacobs Engineering Group, Inc.(Æ)	25,717	1,147
			JetBlue Airways Corp.(Æ)	24,142	478
Producer Durables - 14.6%			Kansas City Southern	1,553	147
ACCO Brands Corp.(Æ)	22,532	215	KBR, Inc.	16,852	262
Accuride Corp.(Æ)	11,749	19	Keysight Technologies, Inc.(Æ)	2,230	58
Actuant Corp. Class A(Æ)	2,717	73	Knight Transportation, Inc.	9,433	251
ADT Corp. (The)	20,232	849	Knoll, Inc.	58,211	1,359
Advisory Board Co. (The)(Æ)	29,673	939	Lexmark International, Inc. Class A	4,190	162
AGCO Corp.	664	36	Littelfuse, Inc.	2,549	297
Air Transport Services Group, Inc.(Æ)	802	11	Manitowoc Co., Inc. (The)(Æ)(Ñ)	7,453	43
Aircastle, Ltd.(Ñ)	8,190	178	Manitowoc Foodservice, Inc.(Æ)	37,581	564
Alaska Air Group, Inc.	2,290	161	ManpowerGroup, Inc.	3,614	278
Allegiant Travel Co. Class A	1,795	288	Matson, Inc.	1,614	63
Allison Transmission Holdings, Inc. Class A	37,895	1,092	MAXIMUS, Inc.	44,188	2,338
Altra Industrial Motion Corp.	30,804	884	Mettler-Toledo International, Inc.(Æ)	812	291
Ametek, Inc.	2,397	115	Middleby Corp.(Æ)	6,570	720
AO Smith Corp.	378	29	Navigant Consulting, Inc.(Æ)	8,155	130
Applied Industrial Technologies, Inc.	4,000	183	Navios Maritime Acquisition Corp.	75,767	146
Atlas Air Worldwide Holdings, Inc.(Æ)	5,056	202	NV5 Global, Inc.(Æ)(Ñ)	7,442	185
B/E Aerospace, Inc.	13,725	667	Orbital ATK, Inc.	4,746	413
Babcock & Wilcox Co. (The) Class W	1,426	48	OSI Systems, Inc.(Æ)	3,848	196
Babcock & Wilcox Enterprises, Inc.(Æ)	8,557	196	Pentair PLC	2,864	166
Barnes Group, Inc.	28,475	925	Pitney Bowes, Inc.	44,252	928
Brady Corp. Class A	48,193	1,277	Proto Labs, Inc.(Æ)(Ñ)	19,788	1,184
Briggs & Stratton Corp.	64,303	1,361	Robert Half International, Inc.	4,436	170
Brink's Co. (The)	1,241	42	Rollins, Inc.	817	22
Bristow Group, Inc.	8,221	188	Rush Enterprises, Inc. Class A(Æ)	22,393	441
Carlisle Cos., Inc.	3,258	332	SkyWest, Inc.	3,298	78
CIRCOR International, Inc.(Æ)	19,937	1,125	Snap-on, Inc.	203	32
Clarcor, Inc.	15,000	882	Spirit AeroSystems Holdings, Inc. Class A(Æ)	15,195	716
Commercial Vehicle Group, Inc.(Æ)	96,453	248	Stericycle, Inc.(Æ)	9,985	954
Convergys Corp.	879	23	Sykes Enterprises, Inc.(Æ)	804	23
CoStar Group, Inc.(Æ)	9,926	1,959	Teekay Tankers, Ltd. Class A	39,542	156
Crane Co.	3,480	193	Terex Corp.	4,352	104
Echo Global Logistics, Inc.(Æ)	54,212	1,267	Tetra Tech, Inc.	4,369	128
Electronics For Imaging, Inc.(Æ)	4,867	194	Thermon Group Holdings, Inc.(Æ)	41,554	779
EnPro Industries, Inc.	16,284	954	Tidewater, Inc.	18,666	164
ESCO Technologies, Inc.	40,730	1,567	Titan Machinery, Inc.(Æ)	5,670	74
Essendant, Inc.	11,890	366	Toro Co. (The)	3,832	331
ExlService Holdings, Inc.(Æ)	4,894	237	TriMas Corp.(Æ)	33,395	604
Exponent, Inc.	446	22	Trimble Navigation, Ltd.(Æ)	18,131	434
Forward Air Corp.	3,832	175	Triumph Group, Inc.	7,506	272
Franklin Electric Co., Inc.	23,180	732	TrueBlue, Inc.(Æ)	52,896	989
FTI Consulting, Inc.(Æ)	22,229	896	UniFirst Corp.	1,948	211
G&K Services, Inc. Class A	5,726	405	United Rentals, Inc.(Æ)	12,658	847
GATX Corp.(Ñ)	17,674	812	Vectrus, Inc.(Æ)	28,312	610
Generac Holdings, Inc.(Æ)	19,634	748	Wabtec Corp.(Ñ)	17,434	1,446
Genesee & Wyoming, Inc. Class A(Æ)	11,983	780	WageWorks, Inc.(Æ)	34,187	1,841
Genpact, Ltd.(Æ)	45,141	1,259	Waste Connections, Inc.(Ñ)	909	61
Graco, Inc.	1,457	114	Wesco Aircraft Holdings, Inc.(Æ)	19,212	277
Granite Construction, Inc.	4,810	215	Zebra Technologies Corp. Class A(Æ)	3,211	201
Greenbrier Cos., Inc.(Ñ)	32,645	979			56,854
Gulfmark Offshore, Inc. Class A(Æ)(Ñ)	61,232	415
Hawaiian Holdings, Inc.(Æ)	19,706	829	Technology - 11.8%
Healthcare Services Group, Inc.	75,255	2,848	Acacia Research Corp.	33,714	162

See accompanying notes which are an integral part of the financial statements.

236 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
ACI Worldwide, Inc.(Æ)	32,727	654	Virtusa Corp.(Æ)	40,728		1,447
Alpha & Omega Semiconductor, Ltd.(Æ)	9,537	124				45,867
Anixter International, Inc.(Æ)	5,435	339
ARC Document Solutions, Inc.(Æ)	194,579	802	Utilities - 3.7%
Avnet, Inc.	5,180	213	8x8, Inc.(Æ)	74,717		847
Bottomline Technologies de, Inc.(Æ)	76,678	1,883	AGL Resources, Inc.(Æ)	2,119		140
CA, Inc.	70,112	2,079	ALLETE, Inc.	3,252		183
CACI International, Inc. Class A(Æ)	15,680	1,508	Alliant Energy Corp.	1,054		74
CalAmp Corp.(Æ)	51,574	772	American Water Works Co., Inc.	1,933		141
Callidus Software, Inc.(Æ)	64,574	1,182	Aqua America, Inc.	3,129		99
Cavium, Inc.(Æ)	7,918	391	Atmos Energy Corp.	1,051		76
Checkpoint Systems, Inc.(Æ)	25,279	256	Avista Corp.	1,100		44
comScore, Inc.(Æ)	40,814	1,250	CenterPoint Energy, Inc.	7,174		154
Cree, Inc.(Æ)	392	10	CMS Energy Corp.	65,221		2,653
Criteo SA - ADR(Æ)	18,382	766	Connecticut Water Service, Inc.	4,800		226
Cypress Semiconductor Corp.(Æ)(Ñ)	21,153	191	El Paso Electric Co.	31,354		1,414
Diodes, Inc.(Æ)	28,535	531	Eversource Energy	3,872		219
DST Systems, Inc.	232	28	Fairmount Santrol Holdings, Inc.(Æ)(Ñ)	42,623		170
Entegris, Inc.(Æ)	73,361	975	Great Plains Energy, Inc.	2,726		85
Envestnet, Inc.(Æ)	37,920	1,190	Idacorp, Inc.	3,075		224
EPAM Systems, Inc.(Æ)	29,770	2,171	Level 3 Communications, Inc.(Æ)	5,357		280
FormFactor, Inc.(Æ)	117,486	905	MGE Energy, Inc.	5,069		253
Fortinet, Inc.(Æ)	32,433	1,054	National Fuel Gas Co.	21,418		1,189
Guidewire Software, Inc.(Æ)	10,769	613	New Jersey Resources Corp.	6,600		235
Infinera Corp.(Æ)	37,607	447	Northwest Natural Gas Co.	2,731		141
Ingram Micro, Inc. Class A	1,027	36	NorthWestern Corp.	28,250		1,606
IPG Photonics Corp.(Æ)	1,991	173	ONE Gas, Inc.	7,521		440
Jabil Circuit, Inc.	6,244	108	Piedmont Natural Gas Co., Inc.	1,392		83
MA-COM Technology Solutions Holdings,			Pinnacle West Capital Corp.	1,957		142
Inc.(Æ)(Ñ)	43,471	1,777	PNM Resources, Inc.	5,304		168
Manhattan Associates, Inc.(Æ)	20,201	1,223	Portland General Electric Co.	1,384		55
ManTech International Corp. Class A	93,316	3,154	SCANA Corp.	1,474		101
Microchip Technology, Inc.	389	19	Southwest Gas Corp.	4,108		267
MicroStrategy, Inc. Class A(Æ)	562	101	Spark Energy, Inc. Class A(Ñ)	17,317		446
Monolithic Power Systems, Inc.	6,476	404	TECO Energy, Inc.	6,490		180
Newport Corp.(Æ)	8,837	203	UGI Corp.	72		3
ON Semiconductor Corp.(Æ)	9,500	90	US Cellular Corp.(Æ)	10,747		458
Open Text Corp.	3,232	181	Vectren Corp.	34,032		1,662
Orbotech, Ltd.(Æ)	2,972	72	Westar Energy, Inc. Class A	2,336		121
Plexus Corp.(Æ)	56,581	2,363
Progress Software Corp.(Æ)	85,353	2,178				14,579
PTC, Inc.(Æ)	64,637	2,357
QLogic Corp.(Æ)	14,466	189	Total Common Stocks
Qorvo, Inc.(Æ)	4,523	204	(cost $274,018)			361,386
Rambus, Inc.(Æ)	63,392	737
Rogers Corp.(Æ)	2,134	122	Short-Term Investments - 7.0%
Sabre Corp.	22,716	658	Russell U.S. Cash Management Fund	27,252,551	(8)	27,253
Sanmina Corp.(Æ)	3,534	84	Total Short-Term Investments
Silicon Graphics International Corp.(Æ)	28,715	129	(cost $27,253)			27,253
Skyworks Solutions, Inc.	2,478	166
Synaptics, Inc.(Æ)	13,005	930	Other Securities - 7.0%
Syntel, Inc.(Æ)	18,509	787	Russell U.S. Cash Collateral Fund(×)	27,101,562	(8)	27,102
Take-Two Interactive Software, Inc.(Æ)	28,421	971	Total Other Securities
Tech Data Corp.(Æ)	1,915	132
Tyler Technologies, Inc.(Æ)	11,003	1,611	(cost $27,102)			27,102
Ultimate Software Group, Inc.(Æ)	5,862	1,152
United Online, Inc.(Æ)	30,812	334	Total Investments 106.9%
VeriFone Systems, Inc.(Æ)	44,938	1,279	(identified cost $328,373)			415,741

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 237

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- (6.9%)	(26,895)
Net Assets - 100.0%	388,846

See accompanying notes which are an integral part of the financial statements.

238 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	186	USD	27,124	06/16	1,378
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,378

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$57,151	$—	$—	$57,151	14.7
Consumer Staples	12,179	—	5	12,184	3.1
Energy	12,678	—	—	12,678	3.3
Financial Services	93,321	—	109	93,430	24.0
Health Care	39,625	—	6	39,631	10.2
Materials and Processing	29,012	—	—	29,012	7.5
Producer Durables	56,854	—	—	56,854	14.6
Technology	45,867	—	—	45,867	11.8
Utilities	14,579	—	—	14,579	3.7
Short-Term Investments (a)	—	—	—	27,253	7.0
Other Securities (a)	—	—	—	27,102	7.0
Total Investments	361,266	—	120	415,741	106.9
Other Assets and Liabilities, Net					(6.9)
					100.0
Other Financial Instruments
Futures Contracts	1,378	—	—	1,378	0.4
Total Other Financial Instruments*	$1,378	$—	$—	$1,378

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 239

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,378
Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$148
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$863

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

240 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$26,093	$—	$26,093
Total Financial and Derivative Assets		26,093	—	26,093
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$26,093	$—	$26,093

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$3,143	$—	$3,143	$—
Citigroup	4,205	—	4,205	—
Credit Suisse	198	—	198	—
Deutsche Bank	1,435	—	1,435	—
Fidelity	6,817	—	6,817	—
Goldman Sachs	2,179	—	2,179	—
ING	117	—	117	—
JPMorgan Chase	5,085	—	5,085	—
Morgan Stanley	2,420	—	2,420	—
UBS	494	—	494	—
Total	$26,093	$—	$26,093	$—

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 241

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$167	$—	$167
Total Financial and Derivative Liabilities		167	—	167
Financial and Derivative Liabilities not subject to a netting agreement		(167)	—	(167)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

242 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$328,373
Investments, at fair value(*)(>)	415,741
Cash (restricted)(a)	1,445
Receivables:
Dividends and interest	126
Dividends from affiliated Russell funds	11
Investments sold	657
Fund shares sold	552
Prepaid expenses	5
Total assets	418,537
Liabilities
Payables:
Investments purchased	1,762
Fund shares redeemed	225
Accrued fees to affiliates	383
Other accrued expenses	52
Variation margin on futures contracts	167
Payable upon return of securities loaned	27,102
Total liabilities	29,691
Net Assets	$388,846

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 243

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,157)
Accumulated net realized gain (loss)	(9,742)
Unrealized appreciation (depreciation) on:
Investments	87,368
Futures contracts	1,378
Shares of beneficial interest	189
Additional paid-in capital	310,810
Net Assets	$388,846
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$21.10
Class A — Net assets	$10,078,233
Class A — Shares outstanding ($.01 par value)	506,815
Net asset value per share: Class C(#)	$17.28
Class C — Net assets	$11,658,673
Class C — Shares outstanding ($.01 par value)	674,784
Net asset value per share: Class E(#)	$19.92
Class E — Net assets	$8,108,831
Class E — Shares outstanding ($.01 par value)	406,976
Net asset value per share: Class S(#)	$20.68
Class S — Net assets	$359,000,439
Class S — Shares outstanding ($.01 par value)	17,358,179
Amounts in thousands
(*) Securities on loan included in investments	$26,093
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$54,355
(a) Cash Collateral for Futures	$1,445
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

244 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,970
Dividends from affiliated Russell funds	47
Securities lending income (net)	201
Total investment income	2,218
Expenses
Advisory fees	1,777
Administrative fees	87
Custodian fees	59
Distribution fees - Class A	11
Distribution fees - Class C	43
Transfer agent fees - Class A	9
Transfer agent fees - Class C	12
Transfer agent fees - Class E	8
Transfer agent fees - Class S	334
Professional fees	28
Registration fees	35
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	9
Trustees’ fees	5
Printing fees	20
Miscellaneous	11
Expenses before reductions	2,462
Expense reductions	(116)
Net expenses	2,346
Net investment income (loss)	(128)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,685)
Futures contracts	148
Net realized gain (loss)	(8,537)
Net change in unrealized appreciation (depreciation) on:
Investments	4,654
Futures contracts	863
Net change in unrealized appreciation (depreciation)	5,517
Net realized and unrealized gain (loss)	(3,020)
Net Increase (Decrease) in Net Assets from Operations	$(3,148)

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 245

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(128)	$(907)
Net realized gain (loss)	(8,537)	1,745
Net change in unrealized appreciation (depreciation)	5,517	(4,229)
Net increase (decrease) in net assets from operations	(3,148)	(3,391)
Distributions
From net realized gain
Class A	(49)	(383)
Class C	(73)	(747)
Class E	(41)	(376)
Class S	(1,714)	(16,931)
Net decrease in net assets from distributions	(1,877)	(18,437)
Share Transactions*
Net increase (decrease) in net assets from share transactions	24,403	69,370
Total Net Increase (Decrease) in Net Assets	19,378	47,542
Net Assets
Beginning of period	369,468	321,926
End of period	$388,846	$369,468
Undistributed (overdistributed) net investment income included in net assets	$(1,157)	$(1,029)

See accompanying notes which are an integral part of the financial statements.

246 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	100	$1,867	185	$3,844
Proceeds from reinvestment of distributions	2	49	18	380
Payments for shares redeemed	(49)	(953)	(49)	(1,041)
Net increase (decrease)	53	963	154	3,183
Class C
Proceeds from shares sold	62	1,040	170	3,132
Proceeds from reinvestment of distributions	4	72	41	745
Payments for shares redeemed	(92)	(1,529)	(112)	(2,055)
Net increase (decrease)	(26)	(417)	99	1,822
Class E
Proceeds from shares sold	40	777	124	2,534
Proceeds from reinvestment of distributions	2	41	18	370
Payments for shares redeemed	(25)	(486)	(46)	(955)
Net increase (decrease)	17	332	96	1,949
Class S
Proceeds from shares sold	3,357	66,481	4,818	104,704
Proceeds from reinvestment of distributions	83	1,673	767	16,477
Payments for shares redeemed	(2,245)	(44,629)	(2,717)	(58,765)
Net increase (decrease)	1,195	23,525	2,868	62,416
Total increase (decrease)	1,239	$24,403	3,217	$69,370

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 247

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	20.26	(.03)	(.24)	(.27)	—	(.10)
October 31, 2015	21.65	(.10)	(.04)	(.14)	—	(1.25)
October 31, 2014	21.99	(.14)	1.56	1.42	—(f)	(1.76)
October 31, 2013	16.00	(.08)	6.09	6.01	—(f)	(.02)
October 31, 2012	14.47	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.07)	1.48	1.41	—	—

Class C
April 30, 2016*	17.68	(.09)	(.21)	(.30)	—	(.10)
October 31, 2015	19.18	(.22)	(.03)	(.25)	—	(1.25)
October 31, 2014	19.81	(.26)	1.39	1.13	—(f)	(1.76)
October 31, 2013	14.51	(.18)	5.50	5.32	—	(.02)
October 31, 2012	13.23	(.15)	1.43	1.28	—	—
October 31, 2011	12.02	(.18)	1.39	1.21	—	—

Class E
April 30, 2016*	20.29	(.03)	(.24)	(.27)	—	(.10)
October 31, 2015	21.68	(.10)	(.04)	(.14)	—	(1.25)
October 31, 2014	22.01	(.14)	1.57	1.43	—(f)	(1.76)
October 31, 2013	16.01	(.06)	6.08	6.02	—	(.02)
October 31, 2012	14.48	(.05)	1.58	1.53	—	—
October 31, 2011	13.06	(.08)	1.50	1.42	—	—

Class S
April 30, 2016*	21.03	—(f)	(.25)	(.25)	—	(.10)
October 31, 2015	22.38	(.05)	(.05)	(.10)	—	(1.25)
October 31, 2014	22.61	(.09)	1.62	1.53	—(f)	(1.76)
October 31, 2013	16.43	(.02)	6.25	6.23	(.03)	(.02)
October 31, 2012	14.83	(.01)	1.61	1.60	—	—
October 31, 2011	13.34	(.05)	1.54	1.49	—	—

See accompanying notes which are an integral part of the financial statements.

248 Russell Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.10)	19.89	(1.30)	10,078	1.56	1.53	(.31)	41
(1.25)	20.26	(.77)	9,189	1.57	1.53	(.49)	125
(1.76)	21.65	6.73	6,489	1.58	1.53	(.69)	80
(.02)	21.99	37.62	3,256	1.56	1.53	(.44)	46
—	16.00	10.57	1,426	1.58	1.53	(.34)	48
—	14.47	11.03	932	1.63	1.53	(.48)	46
(.10)	17.28	(1.66)	11,659	2.31	2.25	(1.02)	41
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	125
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80
(.02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46
—	14.51	9.68	7,083	2.34	2.25	(1.06)	48
—	13.23	10.23	6,571	2.36	2.25	(1.33)	46
(.10)	19.92	(1.29)	8,109	1.56	1.50	(.28)	41
(1.25)	20.29	(.77)	7,918	1.57	1.50	(.46)	125
(1.76)	21.68	6.77	6,383	1.57	1.50	(.65)	80
(.02)	22.01	37.64	5,665	1.56	1.50	(.36)	46
—	16.01	10.57	3,898	1.59	1.50	(.31)	48
—	14.48	11.10	3,443	1.61	1.50	(.56)	46
(.10)	20.68	(1.15)	359,000	1.31	1.25	(.03)	41
(1.25)	21.03	(.55)	339,969	1.32	1.25	(.21)	125
(1.76)	22.38	7.01	297,498	1.32	1.25	(.40)	80
(.05)	22.61	38.02	233,887	1.31	1.25	(.11)	46
—	16.43	10.79	152,403	1.34	1.25	(.06)	48
—	14.83	11.32	137,579	1.36	1.25	(.32)	46

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund 249

Russell Investment Company
Russell Tax-Managed International Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$983.90	$1,018.20
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.61	$6.72

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$980.10	$1,014.47
	Expenses Paid During Period*	$10.29	$10.47
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$982.70	$1,018.20
of other funds.	Expenses Paid During Period*	$6.61	$6.72
* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

250 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$984.00	$1,019.44
Expenses Paid During Period*	$5.38	$5.47

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax-Managed International Equity Fund 251

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.5%			Cia Brasileira de Distribuicao - ADR	10,451	153
Argentina - 0.6%			Cia de Saneamento Basico do Estado de
Arcos Dorados Holdings, Inc. Class			Sao Paulo - ADR(Æ)	234,530	1,791
A(Æ)	2,858	12	Cia de Saneamento de Minas
Banco Macro SA - ADR(Æ)	4,521	283	Gerais-COPASA(Æ)	19,464	122
Grupo Financiero Galicia SA - ADR	12,625	359	Cosan SA Industria e Comercio	43,279	401
IRSA Inversiones y Representaciones			Even Construtora e Incorporadora SA	86,972	93
SA - ADR(Æ)	6,750	100	Hypermarcas SA(Æ)	58,722	518
MercadoLibre, Inc.	5,923	740	Itau Unibanco Holding SA - ADR	54,355	518
YPF SA - ADR	78,327	1,579	JBS SA	126,552	333
		3,073	Petroleo Brasileiro SA - ADR(Æ)	312,776	2,411
			Telefonica Brasil SA - ADR	66,281	817
Australia - 1.9%			Tim Participacoes SA - ADR(Æ)	28,515	316
AGL Energy, Ltd.	14,311	198			11,859
ASX, Ltd. - ADR(Æ)	4,813	160
Australia & New Zealand Banking			Canada - 4.0%
Group, Ltd. - ADR	109,835	2,023	Alimentation Couche-Tard, Inc. Class B	5,061	222
Bendigo & Adelaide Bank, Ltd.	30,927	219	Bank of Montreal	1,856	121
BHP Billiton PLC(Æ)	51,874	708	Barrick Gold Corp.	16,388	317
BHP Billiton, Ltd. - ADR(Æ)	12,620	198	BCE, Inc.	6,228	292
Commonwealth Bank of Australia - ADR	24,193	1,354	Brookfield Real Estate Services, Inc.	32,533	375
CSL, Ltd.(Æ)	805	64	Canadian Imperial Bank of Commerce	4,397	355
Fortescue Metals Group, Ltd.(Æ)	42,690	109	Canadian National Railway Co.	29,375	1,808
Goodman Group (ö)	71,710	375	Canadian Natural Resources, Ltd.	35,419	1,064
GPT Group (The) (ö)	138,365	529	Canadian Pacific Railway, Ltd.	8,545	1,233
LendLease Group	34,371	331	CCL Industries, Inc. Class B	234	43
Medibank Pvt, Ltd.	188,483	449	Cenovus Energy, Inc.	76,990	1,220
Mirvac Group (ö)	103,514	147	CGI Group, Inc. Class A(Æ)	3,049	139
National Australia Bank, Ltd. - ADR	9,123	188	Dollarama, Inc.	2,149	155
QBE Insurance Group, Ltd.	21,631	183	Enbridge, Inc.	37,223	1,546
Rio Tinto, Ltd. - ADR	20,684	801	Fairfax Financial Holdings, Ltd.(Æ)	416	223
Scentre Group (ö)	225,998	805	First Quantum Minerals, Ltd.	178,352	1,520
Stockland (ö)	29,894	99	Goldcorp, Inc.	29,612	597
Wesfarmers, Ltd.	12,552	407	Great-West Lifeco, Inc.	9,476	279
Westfield Corp. (ö)	28,689	219	Husky Energy, Inc.	63,677	802
Westpac Banking Corp.	19,284	454	Imperial Oil, Ltd.	6,919	229
		10,020	Intact Financial Corp.	1,675	124
			Loblaw Cos., Ltd.	2,231	123
Austria - 0.0%			Magna International, Inc. Class A	35,732	1,501
Erste Group Bank AG(Æ)	6,534	189	Metro, Inc. Class A	4,660	156
			Open Text Corp.	5,805	325
Belgium - 0.6%			Potash Corp. of Saskatchewan, Inc.	76,960	1,362
Ageas	10,179	400	Restaurant Brands International, Inc.	10,135	438
Anheuser-Busch InBev SA	14,987	1,859	Rogers Communications, Inc. Class B	63,288	2,462
Colruyt SA(Æ)	511	29	Royal Bank of Canada - GDR	3,612	224
KBC Groep NV	14,073	793	SNC-Lavalin Group, Inc.	7,815	294
Proximus(Æ)	105	4	Suncor Energy, Inc.	10,813	317
		3,085	Toronto Dominion Bank	14,319	637
			TransCanada Corp.	18,850	783
Bermuda - 0.1%					21,286
Hiscox, Ltd.	24,694	326
			Chile - 0.4%
Brazil - 2.2%			Antofagasta PLC(Æ)	206,098	1,463
B2W Cia Digital(Æ)	57,194	228	Banco de Credito e Inversiones(Æ)	1	—
Banco Bradesco SA - ADR(Æ)	27,381	205	Cia Cervecerias Unidas SA - ADR(Æ)	12,947	290
Banco Santander Brasil SA - ADR(Æ)	30,194	162	Empresas CMPC SA	129,890	290
BB Seguridade Participacoes SA	188,251	1,642	Sociedad Quimica y Minera de Chile
BM&FBovespa SA - Bolsa de Valores			SA - ADR	7,333	153
Mercadorias e Futuros	92,416	462			2,196
Braskem SA - ADR(Æ)	73,850	1,052
BRF SA - ADR(Æ)	8,813	125
CCR SA(Æ)	108,426	510

See accompanying notes which are an integral part of the financial statements.

252 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China - 5.3%			Sunac China Holdings, Ltd.	122,866	78
Alibaba Group Holding, Ltd. - ADR(Æ)	36,245	2,788	Tencent Holdings, Ltd.	57,065	1,158
Angang Steel Co., Ltd. Class H	1,534,000	716	Tingyi Cayman Islands Holding Corp.	31,513	37
Baidu, Inc. - ADR(Æ)	7,115	1,382	Uni-President China Holdings, Ltd.	321,715	300
Bank of China, Ltd. Class H	1,086,437	440	Vipshop Holdings, Ltd. - ADR(Æ)	6,559	89
BYD Electronic International Co., Ltd.			Weibo Corp. - ADR(Æ)	66,460	1,626
(Æ)	830,500	474	West China Cement, Ltd.	793,399	168
China CITIC Bank Corp., Ltd. Class			Zhejiang Expressway Co., Ltd. Class H	14,781	15
H(Æ)	494,000	310			28,163
China Communications Services Corp.,
Ltd. Class H(Æ)	784,000	370	Curacao - 0.0%
China Construction Bank Corp. Class H	312,000	199	HAL Trust	320	69
China Machinery Engineering Corp.
Class H	132,897	90	Denmark - 1.3%
China Mengniu Dairy Co., Ltd.	130,000	220	Carlsberg A/S Class B(Æ)	13,348	1,302
China Minsheng Banking Corp., Ltd.			Chr Hansen Holding A/S	1,138	71
Class H	345,500	324	Danske Bank A/S(Æ)	38,458	1,083
China Petroleum & Chemical Corp.			DSV A/S(Æ)	5,558	234
Class H	510,000	362	GN Store Nord A/S(Æ)	7,692	151
China Railway Group, Ltd. Class H	249,193	195	Matas A/S	40,890	780
China Shenhua Energy Co., Ltd. Class H	193,500	322	Novo Nordisk A/S Class B(Æ)	47,137	2,634
China Telecom Corp., Ltd. Class H	311,654	153	William Demant Holding A/S(Æ)	5,079	522
China Vanke Co., Ltd. Class H	367,064	916			6,777
Chongqing Changan Automobile Co.,
Ltd. Class B	370,650	640	Egypt - 0.0%
Chongqing Rural Commercial Bank Co.,			Commercial International Bank Egypt
Ltd. Class H	277,059	145	SAE - GDR(Æ)	1	—
CIFI Holdings Group Co., Ltd.	1,420,000	329
CITIC Securities Co., Ltd. Class H	538,000	1,174	Finland - 0.3%
CNOOC, Ltd.	80,000	99	Cargotec OYJ Class B(Æ)	5,952	225
Ctrip.com International, Ltd. - ADR(Æ)	25,986	1,133	Elisa OYJ Class A(Æ)	5,966	223
Dongfeng Motor Group Co., Ltd. Class H	474,804	517	Fortum OYJ(Æ)	83	1
Geely Automobile Holdings, Ltd.	2,110,000	1,039	Kone OYJ Class B(Æ)	2,181	100
Hengan International Group Co., Ltd.	149,092	1,330	Neste OYJ(Æ)	1,217	39
Hua Hong Semiconductor, Ltd.(Æ)(Þ)	159,000	160	Nokia OYJ	44,620	263
Huadian Power International Corp., Ltd.			Orion OYJ Class B(Æ)	786	27
Class H	868,251	445	Sampo OYJ Class A(Æ)	2,986	130
Industrial & Commercial Bank of China,			UPM-Kymmene OYJ(Æ)	22,207	426
Ltd. Class H	368,000	198			1,434
Inner Mongolia Yili Industrial Group
Co., Ltd. Class A(Æ)	116,937	270	France - 7.3%
JD.com, Inc. - ADR(Æ)	9,348	239	Air Liquide SA Class A	15,650	1,776
KWG Property Holding, Ltd.	179,500	115	Alstom SA(Æ)	116	3
KWG Property Holding, Ltd.(Æ)	148,000	95	AXA SA	20,799	525
Lenovo Group, Ltd.	650,000	513	BioMerieux	2,113	273
New Oriental Education & Technology			BNP Paribas SA	13,135	696
Group - ADR	29,983	1,174	Bollore SA	42,332	168
PetroChina Co., Ltd. - ADR	2,063	151	Bouygues SA - ADR(Æ)	49,286	1,641
PICC Property & Casualty Co., Ltd.			Credit Agricole SA	116,364	1,288
Class H(Æ)	256,000	462	Danone SA	43,521	3,050
Ping An Insurance Group Co. of China,			Dassault Systemes SA	348	27
Ltd. Class H(Æ)	58,500	272	Eiffage SA	3,640	290
Poly Real Estate Group Co., Ltd. Class			Engie SA(Æ)	135,125	2,230
A(Æ)	452,869	622	Essilor International SA	15,501	2,008
Qunar Cayman Islands, Ltd. - ADR(Æ)	4,163	170	Faurecia	47,489	1,963
Shanghai Pharmaceuticals Holding Co.,			Lectra	33,780	513
Ltd. Class H	322,400	682	L'Oreal SA	15,072	2,736
SINA Corp.(Æ)	17,103	857	LVMH Moet Hennessy Louis Vuitton
Sinopec Shanghai Petrochemical Co.,			SE - ADR	574	95
Ltd. Class H(Æ)	3,429,136	1,682	Mercialys SA (ö)	7,185	160
Sohu.com, Inc.(Æ)	20,431	918	Natixis SA	60,393	334

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 253

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Orange SA - ADR	12,888	214	National Bank of Greece SA(Æ)	2,680,038	768
Peugeot SA(Æ)	87,313	1,406			1,217
Publicis Groupe SA - ADR	23,347	1,725
Renault SA	3,919	379	Hong Kong - 2.9%
Safran SA(Æ)	11,814	814	AIA Group, Ltd.	26,200	157
Sanofi - ADR	40,468	3,342	Brilliance China Automotive Holdings,
Schneider Electric SE(Æ)	37,934	2,471	Ltd.(Æ)	796,000	786
SCOR SE - ADR	9,754	332	Champion REIT (Æ)(ö)	194,000	103
Societe Generale SA	14,790	581	Cheung Kong Infrastructure Holdings,
Teleperformance - GDR	2,067	186	Ltd.	41,000	387
Total SA	78,854	3,987	Cheung Kong Property Holdings, Ltd.	85,323	583
Unibail-Rodamco SE (ö)	729	195	China Mobile, Ltd. - ADR	41,902	2,409
Vallourec SA	189,858	997	China Overseas Land & Investment, Ltd.	236,000	749
Veolia Environnement SA	12,137	298	China Resources Land, Ltd.	312,968	768
Vicat SA	13,406	933	China Unicom Hong Kong, Ltd. - ADR	32,270	378
Vinci SA	8,654	647	CK Hutchison Holdings, Ltd.(Æ)	139,029	1,662
Vivendi SA - ADR	14,551	279	CLP Holdings, Ltd.	35,000	323
Worldline SA(Æ)(Þ)	17,726	496	Goldin Financial Holdings, Ltd.(Æ)	26,453	23
		39,058	Hang Lung Properties, Ltd. - ADR	229,000	454
			Hang Seng Bank, Ltd.	12,300	223
Germany - 3.8%			Hong Kong Exchanges and Clearing,
adidas AG	2,086	269	Ltd.	12,300	310
Allianz SE	1,924	326	Jardine Matheson Holdings, Ltd.	4,000	221
Bayerische Motoren Werke AG	3,330	307	Jardine Strategic Holdings, Ltd.	36,700	1,061
Beiersdorf AG(Æ)	1,001	90	Ju Teng International Holdings, Ltd.	98,000	44
Continental AG	3,732	820	Link REIT (ö)	68,000	412
Daimler AG(Æ)	12,836	891	Luk Fook Holdings International, Ltd.	226	1
Deutsche Bank AG	7,235	136	MTR Corp., Ltd.	24,500	121
Deutsche Boerse AG	29,173	2,392	Nine Dragons Paper Holdings, Ltd.	1,507,000	1,077
Deutsche Telekom AG	14,611	256	Power Assets Holdings, Ltd.	53,500	507
Deutsche Wohnen AG	4,110	126	Shengjing Bank Co., Ltd. Class H(Æ)(Þ)	54,263	74
E.ON SE	13,613	140	Shenzhen International Holdings, Ltd.
Fresenius Medical Care AG & Co.	3,064	266	(Æ)	57,518	94
Fresenius SE & Co. KGaA	12,064	878	Skyworth Digital Holdings, Ltd.	974,000	634
GEA Group AG(Æ)	5,267	245	Sun Hung Kai Properties, Ltd.(Æ)	17,000	213
Hamburger Hafen und Logistik AG	27,956	439	Swire Pacific, Ltd. Class A(Æ)	16,000	174
Hannover Rueck SE	1,235	141	Swire Properties, Ltd.(Æ)	146,800	380
HeidelbergCement AG	18,306	1,628	WH Group, Ltd.(Æ)(Þ)	1,022,782	825
Henkel AG & Co. KGaA(Æ)	560	57	Wharf Holdings, Ltd. (The)(Æ)	26,000	141
Infineon Technologies AG - ADR(Æ)	2,021	29	Yue Yuen Industrial Holdings, Ltd.	113,395	412
K&S AG	8,837	220			15,706
LEG Immobilien AG(Æ)	389	36
Linde AG	2,213	338	Hungary - 0.4%
Merck KGaA(Æ)	13,509	1,268	OTP Bank PLC	86,968	2,304
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen(Æ)	2,700	501	India - 2.0%
OSRAM Licht AG(Æ)	3,175	166	Axis Bank, Ltd. - GDR	45,476	1,628
Rational AG(Æ)	2,233	1,135	Dr Reddy's Laboratories, Ltd. - ADR	9,942	453
Rheinmetall AG	2,194	172	GAIL India, Ltd. - GDR(Æ)	7,528	242
SAP SE - ADR	33,520	2,621	HDFC Bank, Ltd. - ADR	34,599	2,175
Siemens AG(Æ)	18,021	1,880	ICICI Bank, Ltd. - ADR	58,887	415
Software AG	9,114	349	Infosys, Ltd. - ADR	15,790	297
Symrise AG	2,008	133	Mahindra & Mahindra, Ltd. - GDR	10,041	199
Talanx AG	9,909	329	Reliance Industries, Ltd. - GDR(Þ)	98,878	2,927
ThyssenKrupp AG - ADR(Æ)	31,840	741	Tata Motors, Ltd. - ADR(Æ)	64,687	1,965
Volkswagen AG	3,624	574	Wipro, Ltd. - ADR	20,137	245
Vonovia SE	5,828	196			10,546
		20,095
			Indonesia - 0.2%
Greece - 0.2%			Gudang Garam Tbk PT(Æ)	146,800	769
Eurobank Ergasias SA(Æ)	546,716	449

See accompanying notes which are an integral part of the financial statements.

254 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indocement Tunggal Prakarsa Tbk			FUJIFILM Holdings Corp.(Æ)	8,521	349
PT(Æ)	56,800	85	Fujitsu, Ltd.(Æ)	475,146	1,652
Pakuwon Jati Tbk PT(Æ)	5,762,100	229	Hokuhoku Financial Group, Inc.(Æ)	150,000	188
Tambang Batubara Bukit Asam Persero			Honda Motor Co., Ltd.	180,365	4,794
Tbk PT(Æ)	128,100	68	Hoshizaki Electric Co., Ltd.(Æ)	1,400	117
		1,151	Hoya Corp.(Æ)	3,800	145
			Icom, Inc.(Æ)	17,300	333
Ireland - 0.6%			Iida Group Holdings Co., Ltd.(Æ)	67,300	1,255
CRH PLC(Æ)	2,539	74	ITOCHU Corp.(Æ)	195,018	2,457
ICON PLC(Æ)	3,032	205	Japan Post Bank Co., Ltd.(Æ)	89,888	1,087
Paddy Power Betfair PLC(Æ)	2,611	351	Japan Post Holdings Co., Ltd.(Æ)	106,056	1,417
Smurfit Kappa Group PLC(Æ)	489	13	Japan Post Insurance Co., Ltd.(Æ)	37,100	845
Willis Towers Watson PLC	13,099	1,636	Japan Tobacco, Inc.	6,000	246
XL Group PLC Class A	25,098	821	JSR Corp.(Æ)	2,700	37
		3,100	Kajima Corp.(Æ)	25,000	155
			Kamigumi Co., Ltd.(Æ)	32,000	288
Israel - 0.2%			Kao Corp.	3,700	203
Bank Hapoalim BM	47,764	245	KDDI Corp.(Æ)	30,700	873
Bank Leumi Le-Israel BM(Æ)	66,942	245	Keyence Corp.	7,022	4,183
Check Point Software Technologies, Ltd.			Kikkoman Corp.(Æ)	2,000	63
(Æ)	1,942	161	Kitagawa Industries Co., Ltd.(Æ)	14,200	156
NICE-Systems, Ltd.	600	38	Komatsu, Ltd.(Æ)	17,300	293
Taro Pharmaceutical Industries, Ltd.(Æ)	2,782	389	Kubota Corp.(Æ)	14,600	213
Teva Pharmaceutical Industries, Ltd.	3,945	217	Kuroda Electric Co., Ltd.(Æ)	18,051	276
		1,295	M3, Inc.(Æ)	1,100	30
			Medipal Holdings Corp.(Æ)	2,600	41
Italy - 1.2%			MEIJI Holdings Co., Ltd.(Æ)	400	31
Assicurazioni Generali SpA	15,812	242	Mitsubishi Chemical Holdings Corp.(Æ)	43,600	225
Atlantia SpA	4,807	134	Mitsubishi Corp.(Æ)	18,400	303
Davide Campari-Milano SpA	11,235	109	Mitsubishi Electric Corp.(Æ)	13,000	137
Enel SpA	396,965	1,802	Mitsubishi Estate Co., Ltd.(Æ)	39,000	741
ENI SpA - ADR	131,803	2,154	Mitsubishi UFJ Financial Group, Inc.(Æ)	423,116	1,929
Intesa Sanpaolo SpA	31,269	82	Mitsui & Co., Ltd.(Æ)	19,100	229
Snam Rete Gas SpA	61,480	376	Mitsui Fudosan Co., Ltd.(Æ)	33,000	793
Telecom Italia SpA (Æ)	894,072	873	Mizuho Financial Group, Inc.(Æ)	335,600	499
UniCredit SpA	169,137	652	Murata Manufacturing Co., Ltd.(Æ)	5	1
		6,424	Nakanishi, Inc.	10,959	354
			NH Foods, Ltd.(Æ)	2,000	44
Japan - 10.7%			Nidec Corp.(Æ)	2,800	202
Aisin Seiki Co., Ltd.(Æ)	4,100	158	Nikon Corp.(Æ)	8,800	130
Ajinomoto Co., Inc.(Æ)	3,000	70	Nintendo Co., Ltd.(Æ)	8,675	1,167
Alfresa Holdings Corp.(Æ)	2,400	46	Nippon Fine Chemical Co., Ltd.(Æ)	42,000	286
Aozora Bank, Ltd.	33,000	117	Nippon Steel & Sumitomo Metal Corp.
As One Corp.(Æ)	21,074	761	(Æ)	6,900	142
Asahi Group Holdings, Ltd.	700	22	Nippon Telegraph & Telephone Corp.(Æ)	15,400	682
Asics Corp.(Æ)	17	—	Nissan Motor Co., Ltd.(Æ)	34,300	305
Bridgestone Corp.	6,200	229	Nitori Holdings Co., Ltd.	11,900	1,097
Canon, Inc.	40,406	1,133	Nitto FC Co., Ltd.(Æ)	26,552	221
Central Japan Railway Co.(Æ)	500	88	NTT DOCOMO, Inc.(Æ)	47,399	1,118
Cosel Co., Ltd.	48,777	477	Obayashi Corp.(Æ)	14,000	138
Daihatsu Motor Co., Ltd.(Æ)	108,535	1,448	Obic Co., Ltd.(Æ)	300	16
Dai-ichi Life Insurance Co., Ltd. (The)			Oji Holdings Corp.(Æ)	10,000	40
(Æ)	60,785	724	Ono Pharmaceutical Co., Ltd.(Æ)	7,000	313
Daiichi Sankyo Co., Ltd.(Æ)	7,300	171	Oriental Land Co., Ltd.(Æ)	3,178	221
Daikin Industries, Ltd.(Æ)	200	16	ORIX Corp.(Æ)	6,735	94
Daiwa House Industry Co., Ltd.(Æ)	7,900	209	Osaka Gas Co., Ltd.(Æ)	37,000	133
Denso Corp.(Æ)	342	13	Otsuka Holdings Co., Ltd.	7,400	288
East Japan Railway Co.(Æ)	2,500	221	Pola Orbis Holdings, Inc.	9,570	756
Eisai Co., Ltd.(Æ)	1,600	99	Ryohin Keikaku Co., Ltd.	500	111
FamilyMart Co., Ltd.	800	43	Secom Co., Ltd.(Æ)	17,563	1,341
FANUC Corp.(Æ)	11,223	1,646

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 255

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Secom Joshinetsu Co., Ltd.(Æ)	8,900	278	Telesites SAB de CV(Æ)	10,265	6
Sekisui Chemical Co., Ltd.(Æ)	28,000	348	Wal-Mart de Mexico SAB de CV(Æ)	45,596	113
Sekisui House, Ltd.	19,500	337			9,234
Seven & i Holdings Co., Ltd.	35	1
Shimadzu Corp.(Æ)	3,000	45	Netherlands - 2.6%
Shimano, Inc.	14,287	2,064	Aalberts Industries NV(Æ)	2,677	92
Shingakukai Co., Ltd.(Æ)	12,700	62	Aegon NV	4,371	25
Shionogi & Co., Ltd.(Æ)	4,500	229	Altice NV Class B(Æ)	11,575	176
SoftBank Group Corp.(Æ)	28,492	1,499	ASM International NV	5,539	226
Sojitz Corp.(Æ)	110,200	218	GrandVision NV(Þ)	16,079	442
Sompo Japan Nipponkoa Holdings, Inc.			Heineken Holding NV	264	22
(Æ)	57,601	1,495	Heineken NV	5,745	539
Sony Corp.(Æ)	27,500	669	ING Groep NV	157,978	1,937
Sumitomo Corp.(Æ)	17,400	180	Koninklijke Ahold NV(Æ)	7,732	168
Sumitomo Mitsui Financial Group, Inc.			Koninklijke KPN NV(Æ)	522,296	2,055
(Æ)	51,502	1,548	Koninklijke Philips NV	5,156	142
Sumitomo Realty & Development Co.,			NN Group NV	46,671	1,618
Ltd.(Æ)	14,000	399	Randstad Holding NV(Æ)	239	13
Suzuken Co., Ltd.(Æ)	2,300	78	Royal Dutch Shell PLC Class A	178,083	4,709
Takeda Pharmaceutical Co., Ltd.(Æ)	3,800	181	Royal Dutch Shell PLC Class B	27,562	724
Terumo Corp.(Æ)	1,300	50	X5 Retail Group NV - GDR(Æ)	47,468	940
Tokyo Gas Co., Ltd.(Æ)	25,000	110			13,828
Toshiba Corp.(Æ)	220,000	460
Toyota Motor Corp.(Æ)	27,100	1,367	New Zealand - 0.0%
Toyota Tsusho Corp.(Æ)	5,300	118	Fonterra Co.-operative Group, Ltd.(Æ)	35,614	144
Unicharm Corp.	72,088	1,484
West Japan Railway Co.(Æ)	1,400	84	Norway - 0.6%
Yamada Denki Co., Ltd.(Æ)	25,400	127	DNB ASA(Æ)	89,146	1,141
		56,905	Orkla ASA(Æ)	126,628	1,107
			Telenor ASA	46,430	796
Kazakhstan - 0.0%					3,044
KazMunaiGas Exploration Production
JSC - GDR	3,752	25	Peru - 0.1%
			Credicorp, Ltd.(Æ)	1,864	271
Luxembourg - 0.4%
ArcelorMittal	262,921	1,489	Philippines - 0.3%
Regus PLC(Æ)	4,916	21	BDO Unibank, Inc.	150,820	322
Tenaris SA	45,498	616	Jollibee Foods Corp.(Æ)	47,090	230
Ternium SA - ADR	9,542	195	Universal Robina Corp.(Æ)	190,090	843
		2,321			1,395
Malaysia - 0.0%			Portugal - 0.0%
UEM Sunrise BHD	167,400	44	Energias de Portugal SA	55,699	198
Mexico - 1.7%			Russia - 1.8%
America Movil SAB de CV(Æ)	2,440,403	1,725	Gazprom PAO - ADR	421,395	2,188
America Movil SAB de CV Class L			Lukoil PJSC - ADR	28,880	1,227
- ADR	8,508	120	Mobile TeleSystems PJSC - ADR	1,622	15
Cemex SAB de CV - ADR(Æ)	230,874	1,720	Novolipetsk Steel OJSC - GDR	72,578	983
Coca-Cola Femsa SAB de CV(Æ)	42,352	368	Rosneft OAO - GDR	24,806	135
Fomento Economico Mexicano SAB de			Sberbank of Russia PJSC - ADR	224,631	1,802
CV - ADR	3,007	280	Severstal PAO - GDR(Æ)	19,484	226
Gentera SAB de CV(Æ)	84,244	168	Tatneft PAO - ADR(Æ)	33,262	1,043
Gruma SAB de CV Class B	79,406	1,160	Yandex NV Class A(Æ)	99,438	2,036
Grupo Fin Santander ADR B - ADR(Æ)	17,380	159			9,655
Grupo Financiero Banorte SAB de CV
Class O	206,950	1,175	Singapore - 1.0%
Grupo Lala SAB de CV Class B(Æ)	42,851	115	CapitaLand Commercial Trust, Ltd. (Æ)
Grupo Televisa SAB - ADR	70,209	2,052	(ö)	351,300	373
Promotora y Operadora de			CapitaLand, Ltd.	68,100	157
Infraestructura SAB de CV(Æ)	5,741	73	DBS Group Holdings, Ltd.	9,000	102

See accompanying notes which are an integral part of the financial statements.

256 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Keppel Corp., Ltd. - ADR	43,500	173	CaixaBank SA	109,410	329
Oversea-Chinese Banking Corp., Ltd.	201,500	1,310	Ebro Foods SA	1,531	35
Singapore Telecommunications, Ltd.	578,678	1,643	Endesa SA - ADR	8,418	177
United Overseas Bank, Ltd.	15,200	210	Iberdrola SA	78,149	556
Wilmar International, Ltd.	482,800	1,327	Indra Sistemas SA(Æ)	50,784	593
		5,295	Industria de Diseno Textil SA	2,080	67
			Red Electrica Corp. SA	2,810	251
South Africa - 0.4%			Telefonica SA - ADR(Æ)	19,243	211
AngloGold Ashanti, Ltd. - ADR(Æ)	5,560	91			4,273
Aspen Pharmacare Holdings, Ltd.(Æ)	34,560	818
Bidvest Group, Ltd. (The)(Æ)	15,518	393	Sweden - 1.7%
MMI Holdings, Ltd (Æ)	101,538	169	Assa Abloy AB Class B	4,860	102
Resilient Property Income(Æ)	37,971	363	Autoliv, Inc.	1,882	230
Vodacom Group, Ltd. - ADR	27,565	321	Fastighets AB Balder Class B(Æ)	23,179	591
		2,155	Hufvudstaden AB Class A(Æ)	3,405	53
			L E Lundbergforetagen AB Class B(Æ)	8,737	475
South Korea - 5.7%			Nordea Bank AB(Æ)	28,816	279
BGF retail Co., Ltd.(Æ)	4,676	760	Skandinaviska Enskilda Banken AB
Daelim Industrial Co., Ltd.(Æ)	26,472	2,091	Class A(Æ)	20,400	195
Dongbu Insurance Co., Ltd.(Æ)	11,079	681	Svenska Cellulosa AB SCA Class B(Æ)	5,320	167
Hana Financial Group, Inc.	39,390	879	Svenska Handelsbanken AB Class A(Æ)	229,764	3,057
Hankook Tire Co., Ltd.(Æ)	25,584	1,192	Svenska Handelsbanken AB Class B(Æ)	7,972	111
Hyosung Corp.(Æ)	144	15	Swedish Match AB(Æ)	82,845	2,627
Hyundai Development Co.-Engineering			Trelleborg AB Class B(Æ)	17,236	314
& Construction(Æ)	17,262	762	Volvo AB Class A - GDR(Æ)	41,249	483
Hyundai Engineering & Construction			Volvo AB Class B(Æ)	15,181	177
Co., Ltd.(Æ)	7,578	265			8,861
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ)	8,341	232	Switzerland - 9.2%
Hyundai Mobis Co., Ltd.(Æ)	1,302	296	ABB, Ltd.(Æ)	144,577	3,059
Hyundai Motor Co.	17,392	2,186	Actelion, Ltd.(Æ)	1,338	216
Hyundai Wia Corp.(Æ)	32	3	Baloise Holding AG	2,714	336
KB Financial Group, Inc.(Æ)	51,837	1,574	Chocoladefabriken Lindt & Spruengli
KB Financial Group, Inc. - ADR(Æ)	5,535	168	AG(Æ)	15	92
KCC Corp.	779	290	Chubb, Ltd.	9,044	1,066
Kia Motors Corp.(Æ)	9,441	396	Cie Financiere Richemont SA(Æ)	22,283	1,484
Korea Electric Power Corp.(Æ)	32,939	1,783	Credit Suisse Group AG(Æ)	107,232	1,625
KT&G Corp.(Æ)	12,745	1,375	Flughafen Zuerich AG(Æ)	1,117	1,027
LG Chem, Ltd.(Æ)	8,069	2,094	GAM Holding AG(Æ)	38,383	499
LG Display Co., Ltd.(Æ)	5,979	125	Geberit AG(Æ)	4,864	1,869
LG Uplus Corp.(Æ)	31,373	308	Georg Fischer AG(Æ)	393	319
Lotte Chemical Corp.(Æ)	4,573	1,169	Givaudan SA(Æ)	184	363
Lotte Chilsung Beverage Co., Ltd.(Æ)	139	241	Glencore PLC(Æ)	336,163	809
Lotte Confectionery Co., Ltd.(Æ)	166	364	Kuehne & Nagel International AG	897	129
Lotte Shopping Co., Ltd.(Æ)	3,689	876	LafargeHolcim, Ltd.(Æ)	32,281	1,632
NAVER Corp.(Æ)	2,131	1,263	Lonza Group AG(Æ)	163	27
POSCO	9,144	1,918	Nestle SA(Æ)	111,403	8,293
Samsung Card Co., Ltd.(Æ)	6,448	219	Novartis AG(Æ)	102,855	7,853
Samsung Electronics Co., Ltd.	3,857	4,193	Panalpina Welttransport Holding AG	6,763	791
Samsung Fire & Marine Insurance Co.,			Partners Group Holding AG	81	33
Ltd.(Æ)	776	200	Roche Holding AG(Æ)	27,389	6,928
Samsung Life Insurance Co., Ltd.(Æ)	3,571	342	Schindler Holding AG(Æ)	19,658	3,591
Shinhan Financial Group Co., Ltd.(Æ)	29,035	1,060	STMicroelectronics NV	216,973	1,334
Shinsegae Co., Ltd.(Æ)	1,157	214	Straumann Holding AG(Æ)	153	53
SK Telecom Co., Ltd. - ADR	32,412	648	Swatch Group AG (The) Class B	3,100	1,060
Woori Bank	23,620	217	Swiss Life Holding AG(Æ)	413	104
		30,399	Swiss Re AG(Æ)	5,504	489
			Syngenta AG(Æ)	982	396
Spain - 0.8%			TE Connectivity, Ltd.	5,789	344
Amadeus IT Holding SA Class A	34,027	1,551	UBS Group AG	109,701	1,894
Banco Santander SA - ADR	98,750	503

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 257

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wolseley PLC - ADR(Æ)	25,214	1,412	Aldar Properties PJSC(Æ)	426,361	314
		49,127	Emaar Properties PJSC(Æ)	860,480	1,583
					1,908
Taiwan - 2.8%
Advanced Semiconductor Engineering,			United Kingdom - 15.4%
Inc. - ADR	143,593	737	Aggreko PLC(Æ)	12,090	193
Chang Hwa Commercial Bank, Ltd.	344,000	179	Amec Foster Wheeler PLC - GDR	66,610	484
China Development Financial Holding			Anglo American PLC	109,919	1,237
Corp.	525,000	134	Ashmore Group PLC(Æ)	31,850	143
China Life Insurance Co., Ltd.	260,000	196	Associated British Foods PLC	3,305	148
Chipbond Technology Corp.(Æ)	348,000	462	AstraZeneca PLC	1,978	114
Chunghwa Telecom Co., Ltd. - ADR	48,263	1,646	Aviva PLC(Æ)	191,929	1,217
Compal Electronics, Inc.	1,635,178	959	BAE Systems PLC(Æ)	371,174	2,593
E.Sun Financial Holding Co., Ltd.	16,430	9	Barclays PLC	501,583	1,263
Eclat Textile Co., Ltd.	66,000	750	Barratt Developments PLC(Æ)	22,379	174
Hon Hai Precision Industry Co., Ltd.			BBA Aviation PLC(Æ)	265,349	777
- GDR(Æ)	169,415	822	Bellway PLC	5,176	185
Hota Industrial Manufacturing Co., Ltd.			Berkeley Group Holdings PLC	4,693	206
(Æ)	236,934	1,134	BP PLC	518,009	2,857
Huaku Development Co., Ltd.	83,000	147	BP PLC - ADR	51,010	1,713
Inotera Memories, Inc.(Æ)	593,000	539	British American Tobacco PLC	8,937	545
King Yuan Electronics Co., Ltd.(Æ)	115,000	101	BT Group PLC	24,271	158
Kinsus Interconnect Technology Corp.	129,000	249	Cobham PLC(Æ)	528,001	1,192
Largan Precision Co., Ltd.	7,421	518	Compass Group PLC	9,655	172
MediaTek, Inc.	77,000	547	Croda International PLC	3,325	146
Novatek Microelectronics Corp.	136,000	474	CYBG PLC(Æ)	4,729	15
Taiwan Cooperative Financial Holding			Diageo PLC	203,063	5,487
Co., Ltd.	393,000	173	Direct Line Insurance Group PLC	5,592	30
Taiwan Semiconductor Manufacturing			DS Smith PLC Class F(Æ)	24,607	137
Co., Ltd. - ADR	191,008	4,505	Fiat Chrysler Automobiles NV	97,822	788
United Microelectronics Corp. - ADR	206,680	391	G4S PLC	380,740	1,051
		14,672	Galiform PLC	277,428	2,006
			GlaxoSmithKline PLC - ADR(Æ)	175,621	3,739
Thailand - 0.2%			Greene King PLC	359	4
Bangkok Bank PCL(Æ)	66,900	317	Halma PLC	7,340	96
Minor International PCL(Æ)	551,200	573	HSBC Holdings PLC	303,942	2,017
PTT PCL(Æ)	17,300	149	Imperial Tobacco Group PLC	78,715	4,272
Siam Cement PCL (The)(Æ)	3,800	53	Inchcape PLC	15,110	150
Sino-Thai Engineering & Construction			InterContinental Hotels Group PLC	75,496	3,019
PCL(Æ)	54,678	36	Intermediate Capital Group PLC	72,897	653
		1,128	International Consolidated Airlines
			Group SA(Æ)	180,167	1,386
Turkey - 0.7%			Intertek Group PLC	55,821	2,662
Akbank TAS(Æ)	142,854	439	ITV PLC(Æ)	23,537	78
Anadolu Efes Biracilik Ve Malt Sanayii			Legal & General Group PLC	126,041	413
AS	26,593	209	Liberty Global PLC LiLAC(Æ)	5,530	225
Coca-Cola Icecek AS	40,202	590	Lloyds Banking Group PLC	1,518,111	1,494
Haci Omer Sabanci Holding AS(Æ)	425,498	1,536	Man Group PLC	10,252	22
Tupras Turkiye Petrol Rafinerileri AS(Æ)	6,870	181	Markit, Ltd.(Æ)	14,866	519
Turkcell Iletisim Hizmetleri AS(Æ)	45,806	198	Meggitt PLC(Æ)	221,977	1,336
Turkcell Iletisim Hizmetleri AS			Michael Page International PLC	258,787	1,541
- ADR(Æ)	11,458	124	National Grid PLC	28,033	400
Turkiye Garanti Bankasi AS(Æ)	100,164	309	Next PLC	2,065	154
Turkiye Is Bankasi Class C(Æ)	22,241	39	Old Mutual PLC(Æ)	91,385	249
		3,625	Pearson PLC	18,890	223
			Prudential PLC	15,246	302
Ukraine - 0.0%			Reckitt Benckiser Group PLC	2,503	243
MHP SA - GDR	1,431	13	RELX NV	17,024	286
			RELX PLC	81,387	1,442
United Arab Emirates - 0.4%			Rexam PLC	15,487	142
Air Arabia PJSC(Æ)	32,925	11	Rio Tinto PLC	6,184	208

See accompanying notes which are an integral part of the financial statements.

258 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Rolls-Royce Holdings PLC(Æ)	7,506,333		11	Net Assets - 100.0%	532,487
Rolls-Royce Holdings PLC(Æ)	105,723		1,038
Rotork PLC	796,636		2,177
Royal Bank of Scotland Group PLC(Æ)	603,815		2,037
RSA Insurance Group PLC(Æ)	253,720		1,707
SABMiller PLC - ADR	8,501		520
Sky PLC(Æ)	3,428		47
Smiths Group PLC(Æ)	66,393		1,078
Spirax-Sarco Engineering PLC(Æ)	39,408		1,971
Standard Chartered PLC	119,134		967
Standard Life PLC(Æ)	40,583		194
Stock Spirits Group PLC	325,899		770
Taylor Wimpey PLC	68,496		185
Tesco PLC(Æ)	521,676		1,310
Travis Perkins PLC(Æ)	72,285		1,956
Unilever NV	129,402		5,686
Unilever PLC	36,391		1,632
United Business Media, Ltd.(Æ)	124,227		1,035
Vodafone Group PLC	1,272,441		4,115
WPP PLC	55,563		1,299
			82,041
United States - 0.5%
Carnival PLC	2,792		139
Maginet Corp.(Æ)	12,739		441
News Corp. Class A	136,801		1,698
PriceSmart, Inc.	5,057		438
			2,716
Total Common Stocks
(cost $472,294)			492,650
Preferred Stocks - 0.6%
Germany - 0.6%
Funchs Petrolub SE	39,957		1,712
Volkswagen AG	8,883		1,285
			2,997
Japan - 0.0%
Shinkin Central Bank Class A(Æ)	123		261
Russia - 0.0%
Surgutneftegas OAO	135,266		88
Total Preferred Stocks
(cost $3,313)			3,346
Short-Term Investments - 4.4%
United States - 4.4%
Russell U.S. Cash Management Fund	23,212,524	(8)	23,213
Total Short-Term Investments
(cost $23,213)			23,213
Total Investments 97.5%
(identified cost $498,820)			519,209
Other Assets and Liabilities, Net
- 2.5%			13,278

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 259

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures	310	EUR	9,229	06/16	(52)
MSCI EAFE Mini Index Futures	325	USD	27,006	06/16	562
MSCI Emerging Markets Mini Index Futures	173	USD	7,252	06/16	195
S&P/TSX 60 Index Futures	84	CAD	13,670	06/16	341
SPI 200 Index Futures	96	AUD	12,554	06/16	248
TOPIX Index Futures	183	JPY	2,427,495	06/16	(262)
Short Positions
FTSE 100 Index Futures	192	GBP	11,927	06/16	(376)
MSCI Emerging Markets Mini Index Futures	474	USD	19,870	06/16	(859)
S&P 500 E-Mini Index Futures	154	USD	15,855	06/16	(572)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(775)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	268	AUD	350	06/15/16	(2)
Bank of America	USD	593	AUD	800	06/15/16	15
Bank of America	USD	154	CAD	200	06/15/16	5
Bank of America	USD	896	CAD	1,200	06/15/16	61
Bank of America	USD	210	CHF	200	06/15/16	(1)
Bank of America	USD	114	EUR	100	06/15/16	—
Bank of America	USD	137	EUR	120	06/15/16	1
Bank of America	USD	168	EUR	150	06/15/16	4
Bank of America	USD	1,264	EUR	1,120	06/15/16	20
Bank of America	USD	79	GBP	55	06/15/16	2
Bank of America	USD	887	GBP	625	06/15/16	27
Bank of America	USD	322	HKD	2,500	06/15/16	—
Bank of America	USD	59	JPY	6,500	06/15/16	3
Bank of America	USD	177	JPY	20,000	06/15/16	11
Bank of America	USD	185	JPY	20,000	06/15/16	3
Bank of America	USD	261	JPY	28,000	06/15/16	2
Bank of America	USD	399	JPY	45,000	06/15/16	25
Bank of America	USD	802	JPY	90,000	06/15/16	44
Bank of America	USD	2,814	JPY	316,400	06/15/16	162
Bank of America	USD	73	NOK	600	06/15/16	2
Bank of America	USD	1,283	SEK	10,400	06/15/16	14
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	180	USD	133	06/15/16	(3)
Bank of America	AUD	200	USD	154	06/15/16	2
Bank of America	AUD	250	USD	193	06/15/16	3
Bank of America	CAD	100	USD	77	06/15/16	(3)
Bank of America	CAD	100	USD	76	06/15/16	(4)
Bank of America	CAD	100	USD	77	06/15/16	(3)
Bank of America	CAD	250	USD	187	06/15/16	(12)
Bank of America	CAD	3,300	USD	2,570	06/15/16	(60)
Bank of America	CHF	200	USD	209	06/15/16	—
Bank of America	CHF	280	USD	285	06/15/16	(7)
Bank of America	CHF	3,250	USD	3,286	06/15/16	(110)
Bank of America	EUR	200	USD	225	06/15/16	(4)

See accompanying notes which are an integral part of the financial statements.

260 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	275	USD	304	06/15/16	(11)
Bank of America	GBP	95	USD	136	06/15/16	(3)
Bank of America	GBP	100	USD	141	06/15/16	(5)
Bank of America	GBP	2,487	USD	3,528	06/15/16	(106)
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	JPY	35,000	USD	312	06/15/16	(17)
Bank of America	JPY	50,000	USD	461	06/15/16	(10)
Bank of America	JPY	50,000	USD	449	06/15/16	(21)
Bank of America	JPY	100,000	USD	926	06/15/16	(15)
Bank of America	JPY	102,500	USD	912	06/15/16	(53)
Bank of America	NOK	5,075	USD	592	06/15/16	(38)
Bank of America	SEK	200	USD	25	06/15/16	—
Bank of America	SEK	7,650	USD	904	06/15/16	(50)
BNP Paribas	USD	91	AUD	120	06/15/16	—
BNP Paribas	USD	224	AUD	300	06/15/16	3
BNP Paribas	USD	381	AUD	500	06/15/16	(1)
BNP Paribas	USD	593	AUD	800	06/15/16	14
BNP Paribas	USD	115	CAD	150	06/15/16	4
BNP Paribas	USD	152	CAD	200	06/15/16	7
BNP Paribas	USD	246	CAD	320	06/15/16	9
BNP Paribas	USD	897	CAD	1,200	06/15/16	60
BNP Paribas	USD	228	EUR	200	06/15/16	1
BNP Paribas	USD	477	EUR	420	06/15/16	5
BNP Paribas	USD	174	GBP	120	06/15/16	1
BNP Paribas	USD	887	GBP	625	06/15/16	27
BNP Paribas	USD	38	HKD	292	06/15/16	—
BNP Paribas	USD	469	JPY	52,000	06/15/16	20
BNP Paribas	USD	557	JPY	60,000	06/15/16	8
BNP Paribas	USD	2,814	JPY	316,400	06/15/16	163
BNP Paribas	CHF	150	USD	157	06/15/16	1
BNP Paribas	CHF	350	USD	364	06/15/16	(2)
BNP Paribas	CHF	3,250	USD	3,287	06/15/16	(107)
BNP Paribas	EUR	275	USD	304	06/15/16	(11)
BNP Paribas	GBP	200	USD	282	06/15/16	(11)
BNP Paribas	GBP	450	USD	652	06/15/16	(5)
BNP Paribas	GBP	2,487	USD	3,528	06/15/16	(106)
BNP Paribas	JPY	25,000	USD	226	06/15/16	(10)
BNP Paribas	JPY	102,500	USD	912	06/15/16	(53)
BNP Paribas	NOK	950	USD	114	06/15/16	(4)
BNP Paribas	NOK	5,075	USD	592	06/15/16	(38)
BNP Paribas	SEK	7,650	USD	904	06/15/16	(50)
Citigroup	USD	92	AUD	120	06/15/16	(1)
Citigroup	USD	115	AUD	150	06/15/16	(1)
Citigroup	USD	169	AUD	220	06/15/16	(2)
Citigroup	USD	420	AUD	550	06/15/16	(2)
Citigroup	USD	78	CAD	100	06/15/16	2
Citigroup	USD	170	EUR	150	06/15/16	2
Citigroup	USD	115	GBP	80	06/15/16	2
Citigroup	USD	170	GBP	120	06/15/16	6
Citigroup	USD	103	HKD	800	06/15/16	—
Citigroup	USD	155	HKD	1,200	06/15/16	—
Citigroup	USD	412	JPY	45,000	06/15/16	12
Citigroup	USD	550	JPY	60,000	06/15/16	14
Citigroup	USD	738	JPY	80,000	06/15/16	14
Citigroup	CHF	220	USD	228	06/15/16	(2)
Citigroup	CHF	500	USD	515	06/15/16	(7)

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 261

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	CHF	600	USD	621	06/15/16	(5)
Citigroup	EUR	160	USD	180	06/15/16	(3)
Citigroup	GBP	80	USD	117	06/15/16	—
Citigroup	JPY	18,000	USD	166	06/15/16	(3)
Citigroup	JPY	25,000	USD	229	06/15/16	(7)
Citigroup	JPY	40,000	USD	367	06/15/16	(10)
Citigroup	NOK	500	USD	61	06/15/16	(1)
Citigroup	SEK	200	USD	25	06/15/16	—
Commonwealth Bank of Australia	USD	592	AUD	800	06/15/16	15
Commonwealth Bank of Australia	USD	897	CAD	1,200	06/15/16	60
Commonwealth Bank of Australia	USD	887	GBP	625	06/15/16	27
Commonwealth Bank of Australia	USD	2,814	JPY	316,400	06/15/16	162
Commonwealth Bank of Australia	CHF	3,250	USD	3,287	06/15/16	(107)
Commonwealth Bank of Australia	EUR	275	USD	304	06/15/16	(11)
Commonwealth Bank of Australia	GBP	2,487	USD	3,528	06/15/16	(106)
Commonwealth Bank of Australia	JPY	102,500	USD	912	06/15/16	(53)
Commonwealth Bank of Australia	NOK	5,075	USD	592	06/15/16	(38)
Commonwealth Bank of Australia	SEK	7,650	USD	905	06/15/16	(49)
HSBC	USD	593	AUD	800	06/15/16	14
HSBC	USD	897	CAD	1,200	06/15/16	59
HSBC	USD	887	GBP	625	06/15/16	27
HSBC	USD	2,814	JPY	316,400	06/15/16	164
HSBC	CAD	200	USD	152	06/15/16	(8)
HSBC	CHF	3,250	USD	3,286	06/15/16	(108)
HSBC	EUR	275	USD	304	06/15/16	(11)
HSBC	GBP	2,487	USD	3,528	06/15/16	(106)
HSBC	JPY	50,000	USD	442	06/15/16	(29)
HSBC	JPY	102,500	USD	912	06/15/16	(53)
HSBC	NOK	5,075	USD	592	06/15/16	(38)
HSBC	SEK	7,650	USD	904	06/15/16	(50)
Royal Bank of Canada	USD	133	CHF	130	06/15/16	3
Royal Bank of Canada	USD	4,594	EUR	4,100	06/15/16	107
Royal Bank of Canada	USD	3,857	GBP	2,700	06/15/16	89
Royal Bank of Canada	USD	272	JPY	30,000	06/15/16	10
Royal Bank of Canada	USD	3,541	JPY	400,000	06/15/16	221
Royal Bank of Canada	USD	2,472	SEK	20,600	06/15/16	97
Royal Bank of Canada	JPY	280,000	USD	2,479	06/15/16	(155)
Standard Chartered	USD	2,408	HKD	18,700	06/15/16	3
State Street	USD	135	AUD	180	06/15/16	2
State Street	USD	8,003	AUD	10,805	06/15/16	198
State Street	USD	241	CAD	320	06/15/16	14
State Street	USD	9,413	CAD	12,601	06/15/16	629
State Street	USD	50	CHF	50	06/15/16	2
State Street	USD	104	CHF	100	06/15/16	1
State Street	USD	209	CHF	200	06/15/16	—
State Street	USD	315	CHF	300	06/15/16	(1)
State Street	USD	44	EUR	40	06/15/16	2
State Street	USD	3,165	EUR	2,860	06/15/16	114
State Street	USD	129	HKD	1,000	06/15/16	—
State Street	USD	107	JPY	12,000	06/15/16	6
State Street	AUD	100	USD	77	06/15/16	1
State Street	AUD	200	USD	153	06/15/16	1
State Street	AUD	300	USD	227	06/15/16	(1)
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CAD	300	USD	231	06/15/16	(9)
State Street	JPY	20,000	USD	180	06/15/16	(8)

See accompanying notes which are an integral part of the financial statements.

262 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	2,814	JPY	316,400	06/15/16	163
UBS	GBP	2,487	USD	3,527	06/15/16	(108)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						938

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Argentina	$3,073	$—	$—	$3,073	0.6
Australia	—	10,020	—	10,020	1.9
Austria	—	189	—	189	—*
Belgium	—	3,085	—	3,085	0.6
Bermuda	—	326	—	326	0.1
Brazil	11,859	—	—	11,859	2.2
Canada	21,286	—	—	21,286	4.0
Chile	733	1,463	—	2,196	0.4
China	10,527	18,384	—	28,911	5.4
Curacao	—	69	—	69	—*
Denmark	—	6,777	—	6,777	1.3
Egypt	—	—	—	—	—
Finland	—	1,434	—	1,434	0.3
France	195	38,863	—	39,058	7.3
Germany	—	20,095	—	20,095	3.8
Greece	—	1,217	—	1,217	0.2
Hong Kong	2,787	12,171	—	14,958	2.8
Hungary	—	2,304	—	2,304	0.4
India	10,546	—	—	10,546	2.0
Indonesia	—	1,151	—	1,151	0.2
Ireland	2,662	438	—	3,100	0.6
Israel	550	745	—	1,295	0.2
Italy	—	6,424	—	6,424	1.2
Japan	156	56,749	—	56,905	10.7
Kazakhstan	25	—	—	25	—*
Luxembourg	195	2,126	—	2,321	0.4
Malaysia	—	44	—	44	—*
Mexico	9,234	—	—	9,234	1.7
Netherlands	940	12,888	—	13,828	2.6
New Zealand	—	144	—	144	—*
Norway	—	3,044	—	3,044	0.6
Peru	271	—	—	271	0.1
Philippines	—	1,395	—	1,395	0.3
Portugal	—	198	—	198	—*
Russia	8,612	1,043	—	9,655	1.8
Singapore	—	5,295	—	5,295	1.0
South Africa	91	2,064	—	2,155	0.4
South Korea	816	29,219	364	30,399	5.7
Spain	—	4,273	—	4,273	0.8
Sweden	230	8,631	—	8,861	1.7
Switzerland	1,410	47,717	—	49,127	9.2
Taiwan	8,101	6,571	—	14,672	2.8
Thailand	—	1,128	—	1,128	0.2

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 263

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Turkey	124	3,501	—	3,625	0.7
Ukraine	13	—	—	13	—*
United Arab Emirates	—	1,908	—	1,908	0.4
United Kingdom	2,457	79,573	11	82,041	15.4
United States	2,577	139	—	2,716	0.5
Preferred Stocks	—	3,346	—	3,346	0.6
Short-Term Investments(a)	—	—	—	23,213	4.4
Total Investments	99,470	396,151	375	519,209	97.5
Other Assets and Liabilities, Net					2.5
					100.0

Other Financial Instruments
Futures Contracts	(775)	—	—	(775)	(0.1)
Foreign Currency Exchange Contracts	—	938	—	938	0.2
Total Other Financial Instruments**	$(775)	$938	$—	$163

*    Less than .05% of net assets.
**  Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)  Certain investments that are measured at fair value using the new asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fait value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

264 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,972
Variation margin on futures contracts*	1,346	—
Total	$1,346	$2,972
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$2,121	$—
Unrealized depreciation on foreign currency exchange contracts	—	2,034
Total	$2,121	$2,034
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(15)	$—
Foreign currency-related transactions**	—	1,014
Total	$(15)	$1,014
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,970)	$—
Foreign currency-related transactions***	—	948
Total	$(1,970)	$948

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 265

Russell Investment Company
Russell Tax-Managed International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$2,972	$—	$2,972
Futures Contracts	Variation margin on futures contracts	496	—	496
Total Financial and Derivative Assets		3,468	—	3,468
Financial and Derivative Assets not subject to a netting agreement		(496)	—	(496)
Total Financial and Derivative Assets subject to a netting agreement		$2,972	$—	$2,972

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$407	$407	$—	$—
BNP Paribas	323	323	—	—
Citigroup	53	45	—	8
Commonwealth Bank of Australia	264	264	—	—
HSBC	263	263	—	—
Royal Bank of Canada	528	155	—	373
Standard Chartered	3	—	—	3
State Street	968	22	—	946
UBS	163	108	—	55
Total	$2,972	$1,587	$—	$1,385

See accompanying notes which are an integral part of the financial statements.

266 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$453	$—	$453
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,034	—	2,034
Total Financial and Derivative Liabilities		2,487	—	2,487
Financial and Derivative Liabilities not subject to a netting agreement		(453)	—	(453)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,034	$—	$2,034

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$539	$407	$—	$132
BNP Paribas	399	323	—	76
Citigroup	45	45	—	—
Commonwealth Bank of Australia	364	264	—	100
HSBC	402	263	—	139
Royal Bank of Canada	155	155	—	—
State Street	22	22	—	—
UBS	108	108	—	—
Total	$2,034	$1,587	$—	$447

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 267

Russell Investment Company
Russell Tax-Managed International Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$498,820
Investments, at fair value(>)	519,209
Cash (restricted)(a)	7,800
Foreign currency holdings(^)	1,556
Unrealized appreciation on foreign currency exchange contracts	2,972
Receivables:
Dividends and interest	1,835
Dividends from affiliated Russell funds	17
Fund shares sold	1,433
Foreign capital gains taxes recoverable	272
Variation margin on futures contracts	496
Prepaid expenses	13
Total assets	535,603
Liabilities
Payables:
Investments purchased	11
Fund shares redeemed	149
Accrued fees to affiliates	417
Other accrued expenses	49
Variation margin on futures contracts	453
Deferred capital gains tax liability	3
Unrealized depreciation on foreign currency exchange contracts	2,034
Total liabilities	3,116
Net Assets	$532,487

See accompanying notes which are an integral part of the financial statements.

268 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,459
Accumulated net realized gain (loss)	(61,453)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	20,386
Futures contracts	(775)
Foreign currency-related transactions	1,005
Shares of beneficial interest	598
Additional paid-in capital	570,267
Net Assets	$532,487
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$9.43
Class A — Net assets	$2,435,456
Class A — Shares outstanding ($.01 par value)	274,003
Net asset value per share: Class C(#)	$8.85
Class C — Net assets	$1,973,071
Class C — Shares outstanding ($.01 par value)	222,882
Net asset value per share: Class E(#)	$8.88
Class E — Net assets	$30,331,914
Class E — Shares outstanding ($.01 par value)	3,414,446
Net asset value per share: Class S(#)	$8.90
Class S — Net assets	$497,746,593
Class S — Shares outstanding ($.01 par value)	55,903,696
Amounts in thousands
(^) Foreign currency holdings - cost	$1,541
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$23,213
(a) Cash Collateral for Futures	$7,800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 269

Russell Investment Company
Russell Tax-Managed International Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,341
Dividends from affiliated Russell funds	52
Less foreign taxes withheld	(609)
Total investment income	5,784
Expenses
Advisory fees	1,959
Administrative fees	111
Custodian fees	153
Distribution fees - Class A	2
Distribution fees - Class C	6
Transfer agent fees - Class A	2
Transfer agent fees - Class C	2
Transfer agent fees - Class E	28
Transfer agent fees - Class S	429
Professional fees	40
Registration fees	86
Shareholder servicing fees - Class C	2
Shareholder servicing fees - Class E	35
Trustees’ fees	5
Printing fees	26
Offering fees	42
Miscellaneous	8
Expenses before reductions	2,936
Expense reductions	(378)
Net expenses	2,558
Net investment income (loss)	3,226
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(24,124)
Futures contracts	(15)
Foreign currency-related transactions	1,069
Net realized gain (loss)	(23,070)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	19,099
Futures contracts	(1,970)
Foreign currency-related transactions	1,007
Net change in unrealized appreciation (depreciation)	18,136
Net realized and unrealized gain (loss)	(4,934)
Net Increase (Decrease) in Net Assets from Operations	$(1,708)

See accompanying notes which are an integral part of the financial statements.

270 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,226	$1,528
Net realized gain (loss)	(23,070)	(38,061)
Net change in unrealized appreciation (depreciation)	18,136	2,480
Net increase (decrease) in net assets from operations	(1,708)	(34,053)
Distributions
From net investment income
Class A	(11)	—
Class C	(5)	—
Class E	(165)	—
Class S	(2,463)	—
Net decrease in net assets from distributions	(2,644)	—
Share Transactions*
Net increase (decrease) in net assets from share transactions	90,974	479,918
Total Net Increase (Decrease) in Net Assets	86,622	445,865
Net Assets
Beginning of period	445,865	—
End of period	$532,487	$445,865
Undistributed (overdistributed) net investment income included in net assets	$2,459	$1,877
(1) For the period June 2, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed International Equity Fund 271

Russell Investment Company
Russell Tax-Managed International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015	(1)
	Shares	Dollars	Shares		Dollars

Class A
Proceeds from shares sold	189	$1,672	112		$1,072
Proceeds from reinvestment of distributions	1	10	—		—
Payments for shares redeemed	(19)	(172)	(9)		(91)
Net increase (decrease)	171	1,510	103		981
Class C
Proceeds from shares sold	108	932	137		1,297
Proceeds from reinvestment of distributions	1	5	—		—
Payments for shares redeemed	(23)	(199)	—		(3)
Net increase (decrease)	86	738	137		1,294
Class E
Proceeds from shares sold	340	2,924	3,274		28,813
Proceeds from reinvestment of distributions	19	164	—		—
Payments for shares redeemed	(172)	(1,461)	(47)		(408)
Net increase (decrease)	187	1,627	3,227		28,405
Class S
Proceeds from shares sold	18,156	153,878	49,357		484,264
Proceeds from reinvestment of distributions	285	2,452	—		—
Payments for shares redeemed	(8,069)	(69,231)	(3,825)		(35,026)
Net increase (decrease)	10,372	87,099	45,532		449,238
Total increase (decrease)	10,816	$90,974	48,999		$479,918

(1) For the period June 2, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

272 Russell Tax-Managed International Equity Fund

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Russell Investment Company
Russell Tax-Managed Internaitonal Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	$
	Period	(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2016*	9.09	.05	(.20)	(.15)	(.05)	(.05)
October 31, 2015(7)	10.00	.03	(.94)	(.91)	—	—

Class C
April 30, 2016*	9.06	.02	(.20)	(.18)	(.03)	(.03)
October 31, 2015(7)	10.00	(.01)	(.93)	(.94)	—	—

Class E
April 30, 2016*	9.09	.05	(.21)	(.16)	(.05)	(.05)
October 31, 2015(7)	10.00	.02	(.93)	(.91)	—	—

Class S
April 30, 2016*	9.10	.06	(.21)	(.15)	(.05)	(.05)
October 31, 2015(7)	10.00	.04	(.94)	(.90)	—	—

See accompanying notes which are an integral part of the financial statements.

274 Russell Tax-Managed Internaitonal Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
8.89	(1.61)	2,435	1.51	1.34	1.26	45
9.09	(9.10)	935	1.50	1.34	.66	79
8.85	(1.99)	1,973	2.26	2.09	.50	45
9.06	(9.40)	1,239	2.25	2.09	(.16)	79
8.88	(1.73)	30,332	1.50	1.34	1.11	45
9.09	(9.10)	29,334	1.53	1.34	.59	79
8.90	(1.60)	497,747	1.25	1.09	1.42	45
9.10	(9.00)	414,357	1.24	1.09	.94	79

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed Internaitonal Equity Fund 275

Russell Investment Company
Russell Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,037.90	$1,019.19
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.78	$5.72
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,034.10	$1,015.47
	Expenses Paid During Period*	$9.56	$9.47
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.89%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,037.80	$1,019.19
of other funds.	Expenses Paid During Period*	$5.78	$5.72
* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

276 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,039.10	$1,020.44
Expenses Paid During Period*	$4.51	$4.47

* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,039.50	$1,020.84
Expenses Paid During Period*	$4.11	$4.07

* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Opportunistic Credit Fund 277

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.8%				Series NTNF
Argentina - 1.1%				10.000% due 01/01/21	BRL	12,890	3,584
Argentine Republic Government
International Bond				Marfrig Overseas, Ltd.
7.500% due 04/22/26 (Þ)		2,466	2,503	Series REGS
7.820% due 12/31/33	EUR	4,679	5,317	9.500% due 05/04/20		1,800	1,845
1.000% due 12/15/35 (Ê)	EUR	60,000	7,021	Vale SA
7.625% due 04/22/46 (Þ)		268	264	5.625% due 09/11/42		4,800	3,792
Series L-GP							32,543
6.000% due 03/31/23		1,295	1,541	Canada - 1.8%
YPF SA				1011778 BC Unlimited Liability Co.
8.750% due 04/04/24 (Þ)		2,000	2,090	Term Loan B2
				4.625% due 01/15/22 (Þ)		905	928
			18,736	6.000% due 04/01/22 (Þ)		5,130	5,297
Armenia - 0.1%				Bank of Nova Scotia (The)
Armenia International Bond				1.105% due 06/11/18 (Ê)		1,700	1,695
Series REGS				Burger King
6.000% due 09/30/20		1,000	998	3.750% due 12/12/21 (Ê)		1,695	1,698
				Cascades, Inc.
Austria - 0.1%				5.750% due 07/15/23 (Þ)		1,245	1,186
Raiffeisen Bank International AG				First Quantum Minerals, Ltd.
6.000% due 10/16/23	EUR	400	453	7.250% due 05/15/22 (Þ)		1,695	1,331
UNIQA Insurance Group AG				HudBay Minerals, Inc.
6.875% due 07/31/43	EUR	600	750	9.500% due 10/01/20		1,415	1,203
			1,203	Mercer International, Inc.
Azerbaijan - 0.1%				Series WI
State Oil Co. of the Azerbaijan Republic				7.000% due 12/01/19		1,680	1,697
4.750% due 03/13/23		2,000	1,797	7.750% due 12/01/22		1,050	1,060
				Mood Media Corp. Term Loan
Bahrain - 0.1%				7.000% due 05/01/19 (Ê)		1,720	1,615
Bahrain Government International Bond				Open Text Corp.
7.000% due 01/26/26 (Þ)		2,000	2,003	5.625% due 01/15/23 (Þ)		1,280	1,312
				Parq Holdings, LP Term Loan
Belgium - 0.2%				8.500% due 12/17/20 (Ê)		4,130	3,923
BNP Paribas Fortis SA				Precision Drilling Corp.
1.766% due 12/29/49	EUR	750	558	6.500% due 12/15/21		1,165	1,002
Ethias SA				Province of Ontario Canada
5.000% due 01/14/26		800	773	0.868% due 11/23/17 (Ê)		750	751
Ontex Group NV				3.000% due 07/16/18		1,000	1,037
4.750% due 11/15/21 (Þ)	EUR	810	986	1.650% due 09/27/19		600	603
Series REGS				Province of Quebec Canada
4.750% due 11/15/21	EUR	530	645	0.865% due 09/04/18 (Ê)		450	449
			2,962	Teine Energy, Ltd.
Brazil – 2.0%				6.875% due 09/30/22 (Þ)		1,210	1,165
Banco Nacional de Desenvolvimento
Economico e Social				Toronto-Dominion Bank (The)
5.750% due 09/26/23 (Þ)		1,700	1,658	0.877% due 05/02/17 (Ê)		2,000	1,998
Brazil Letras do Tesouro Nacional							29,950
Series LTN				Chile - 0.5%
16.430% due 01/01/19	BRL	41,090	8,737	Chile Government International Bond
Brazil Notas do Tesouro Nacional				5.500% due 08/05/20	CLP	600,000	958
Series NTNB				Series REGS
6.000% due 08/15/50	BRL	3,560	2,982	6.000% due 01/01/18	CLP	95,000	149
Series NTNF				Corp. Nacional del Cobre de Chile
10.000% due 01/01/23	BRL	15,700	4,221	4.500% due 08/13/23 (Þ)		2,000	2,095
10.000% due 01/01/25	BRL	16,970	4,493	4.875% due 11/04/44 (Þ)		4,000	3,947
Brazil Notas do Tesouro Nacional Serie B				Series REGS
Series NTNB				6.150% due 10/24/36		1,000	1,144
6.000% due 05/15/35	BRL	1,450	1,231				8,293
Brazil Notas do Tesouro Nacional Serie F				China - 0.3%
				Country Garden Holdings Co., Ltd.

See accompanying notes which are an integral part of the financial statements.

278 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Series REGS
7.250% due 04/04/21		300	309	7.375% due 12/01/19		1,000	1,003
Evergrande Real Estate Group, Ltd.				7.750% due 01/24/23		2,400	2,412
12.000% due 02/17/20		500	525	5.875% due 01/30/25		2,500	2,213
Series REGS				7.650% due 06/15/35		998	896
8.750% due 10/30/18		4,500	4,382				7,844
			5,216	Ethiopia - 0.1%
Colombia - 1.3%				Ethiopia International Bond
Colombia Government International				6.625% due 12/11/24 (Þ)		1,000	908
Bond
7.750% due 04/14/21	COP	4,905,000	1,754	France - 2.1%
4.000% due 02/26/24		1,000	1,005	BNP Paribas SA
9.850% due 06/28/27	COP	2,077,000	839	6.500% due 06/29/49 (ƒ)		1,000	1,009
10.375% due 01/28/33		514	748	BPCE SA
7.375% due 09/18/37		3,000	3,623	6.750% due 01/29/49 (ƒ)		530	536
5.000% due 06/15/45		500	476	Credit Agricole SA
Colombian TES				7.375% due 10/19/49		1,000	1,022
Series B				Credit Logement SA
5.000% due 11/21/18	COP	9,330,000	3,107	0.924% due 03/29/49 (ƒ)	EUR	1,250	1,099
7.000% due 09/11/19	COP	1,418,000	490	Crown European Holdings SA
11.000% due 07/24/20	COP	2,937,000	1,152	Series REGS
10.000% due 07/24/24	COP	10,613,000	4,195	4.000% due 07/15/22	EUR	1,130	1,391
6.000% due 04/28/28	COP	12,793,000	3,739	Elis SA
			21,128	Series REGS
Costa Rica - 0.3%				3.000% due 04/30/22	EUR	2,430	2,821
Costa Rica Government International
				Groupama SA
Bond				6.375% due 05/29/49 (ƒ)	EUR	1,000	1,055
4.375% due 04/30/25 (Þ)		2,044	1,819
7.000% due 04/04/44 (Þ)		3,000	2,783	Holding Medi-Partenaires SAS
				7.000% due 05/15/20 (Þ)	EUR	970	1,165
Series REGS
4.250% due 01/26/23		1,000	925	Series REGS
				7.000% due 05/15/20	EUR	1,910	2,295
			5,527
Croatia - 0.6%				HomeVi SAS
				Series REGS
Croatia Government International Bond				6.875% due 08/15/21	EUR	2,680	3,262
6.000% due 01/26/24 (Þ)		2,200	2,406
				Kerneos Corporate SAS
Series REGS				5.750% due 03/01/21 (Þ)	EUR	1,060	1,254
6.625% due 07/14/20		1,200	1,316
6.000% due 01/26/24		6,000	6,563	Series REGS
				5.750% due 03/01/21	EUR	1,505	1,780
			10,285	Linxens France SA 2nd Lien Term Loan
Denmark - 0.0%				1.000% due 07/15/23(v)		1,840	1,716
Sparekassen Sjaelland AS				Novafives SAS
10.835% due 09/29/49 (ƒ)	DKK	3,000	460	Series REGS
				4.500% due 06/30/21	EUR	2,400	2,544
Dominican Republic - 0.6%				Numericable-SFR SA
Dominican Republic International Bond				Series REGS
7.450% due 04/30/44 (Þ)		2,000	2,120	5.375% due 05/15/22	EUR	900	1,069
6.850% due 01/27/45 (Þ)		4,000	4,000	5.625% due 05/15/24	EUR	2,785	3,315
Series REGS				Picard Groupe SAS
7.500% due 05/06/21		4,000	4,380	4.250% due 08/01/19 (Ê)(Þ)	EUR	1,650	1,889
			10,500	Series REGS
Egypt - 0.5%				4.250% due 08/01/19 (Ê)	EUR	205	235
Egypt Government International Bond				Rexel SA
6.875% due 04/30/40 (Þ)		8,000	6,882	5.250% due 06/15/20 (Þ)		3,195	3,299
Series REGS				Sanofi
6.875% due 04/30/40		1,000	860	1.250% due 04/10/18		500	502
			7,742	SPCM SA
El Salvador - 0.5%				6.000% due 01/15/22 (Þ)		200	204
El Salvador Government International				2.875% due 06/15/23 (Þ)	EUR	1,350	1,503
Bond
6.375% due 01/18/27 (Þ)		1,500	1,320				34,965

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 279

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Gabon - 0.0%				Series 20/A
Gabon Government International Bond				7.500% due 11/12/20	HUF	30	—
6.375% due 12/12/24 (Þ)		500	437	Series 22/A
				7.000% due 06/24/22	HUF	124,030	568
Germany - 1.1%				Series 23/A
Deutsche Raststaetten Gruppe IV GmbH				6.000% due 11/24/23	HUF	472,840	2,106
Series REGS				Series 25/B
6.750% due 12/30/20	EUR	2,195	2,682	5.500% due 06/24/25	HUF	411,010	1,782
KFW							22,741
0.790% due 12/29/17 (Ê)		710	710	Indonesia - 2.8%
Norddeutsche Landesbank Girozentrale				Indonesia Government International
Series REGS				Bond
6.250% due 04/10/24		600	591	Series REGS
Techem Energy Metering Service GmbH				8.500% due 10/12/35		3,000	4,169
& Co. KG				7.750% due 01/17/38		1,000	1,309
7.875% due 10/01/20 (Þ)	EUR	560	682	Indonesia Treasury Bond
Series REGS				Series FR56
7.875% due 10/01/20	EUR	2,120	2,582	8.375% due 09/15/26	IDR	65,035,000	5,160
Trionista TopCo GmbH				Series FR58
Series REGS				8.250% due 06/15/32	IDR	7,539,000	590
6.875% due 04/30/21	EUR	3,410	4,104
Unitymedia Hessen GmbH & Co. KG /				Series FR59
Unitymedia NRW GmbH				7.000% due 05/15/27	IDR	11,955,000	854
5.750% due 01/15/23 (Þ)	EUR	648	799	Series FR61
Series REGS				7.000% due 05/15/22	IDR	6,776,000	500
5.500% due 09/15/22	EUR	122	149	Series FR64
5.750% due 01/15/23	EUR	1,514	1,868	6.125% due 05/15/28	IDR	7,739,000	510
5.625% due 04/15/23	EUR	480	592	Series FR65
4.000% due 01/15/25	EUR	1,350	1,598	6.625% due 05/15/33	IDR	6,000,000	402
WEPA Hygieneprodukte GmbH				Series FR68
6.500% due 05/15/20 (Þ)	EUR	870	1,048	8.375% due 03/15/34	IDR	50,732,000	4,027
Series REGS				Series FR70
6.500% due 05/15/20	EUR	290	349	8.375% due 03/15/24	IDR	102,466,000	8,107
			17,754	Series FR71
Ghana - 0.3%				9.000% due 03/15/29	IDR	69,797,000	5,754
Ghana Government International Bond				Series FR73
7.875% due 08/07/23 (Þ)		4,000	3,191	8.750% due 05/15/31	IDR	16,673,000	1,358
8.125% due 01/18/26 (Þ)		700	553	Pertamina Persero PT
10.750% due 10/14/30 (Þ)		1,250	1,230	Series REGS
				6.000% due 05/03/42		908	871
			4,974	5.625% due 05/20/43		2,000	1,846
Greece - 0.2%				6.450% due 05/30/44		6,000	6,104
Hellenic Republic Government Bond
4.750% due 04/17/19 (Þ)	EUR	1,100	1,118	Perusahaan Listrik Negara PT
				Series REGS
Series PSI				5.250% due 10/24/42		5,350	4,935
3.650% due 02/24/20	EUR	2,800	2,128
							46,496
Honduras - 0.2%			3,246	Iraq - 0.2%
Honduras Government International				Iraq International Bond
Bond				Series REGS
Series REGS				5.800% due 01/15/28		4,750	3,373
8.750% due 12/16/20		2,342	2,641
7.500% due 03/15/24		500	530	Ireland - 1.1%
				AerCap Ireland Capital, Ltd. / AerCap
			3,171	Global Aviation Trust
Hungary - 1.4%				4.625% due 10/30/20		1,720	1,789
Hungary Government International Bond				Series WI
5.750% due 11/22/23		500	566	5.000% due 10/01/21		491	518
5.375% due 03/25/24		650	722	Allied Irish Banks PLC
7.625% due 03/29/41		6,500	9,180	4.125% due 11/26/25	EUR	1,400	1,511
Series 19/A				Ardagh Packaging Finance PLC
6.500% due 06/24/19	HUF	1,853,270	7,817	4.250% due 01/15/22 (Þ)	EUR	1,560	1,806

See accompanying notes which are an integral part of the financial statements.

280 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				5.500% due 07/31/22 (Þ)	GBP	1,795	2,531
9.250% due 10/15/20	EUR	1,490	1,791	CPUK Finance, Ltd.
4.250% due 01/15/22	EUR	730	845	7.000% due 08/28/20 (Þ)	GBP	1,710	2,605
Grifols Worldwide Operations, Ltd.				HBOS Capital Funding, LP
Series WI				6.850% due 03/29/49 (ƒ)		600	604
5.250% due 04/01/22		2,995	3,085	Lincoln Finance, Ltd.
Permanent TSB PLC				6.875% due 04/15/21 (Þ)	EUR	620	761
8.625% due 12/31/49 (ƒ)	EUR	600	593	RZB Finance Jersey IV, Ltd.
Vimpel Communications Via VIP				5.169% due 05/29/49 (ƒ)	EUR	400	354
Finance Ireland, Ltd. OJSC							6,855
Series REGS				Kazakhstan – 0.8%
7.748% due 02/02/21		2,600	2,834
Vnesheconombank Via VEB Finance				KazMunayGas National Co. JSC
PLC				6.375% due 04/09/21 (Þ)		4,000	4,190
Series REGS				6.000% due 11/07/44 (Þ)		3,000	2,543
6.902% due 07/09/20		1,500	1,575	Series REGS
6.025% due 07/05/22		2,500	2,505	7.000% due 05/05/20		4,145	4,415
				5.750% due 04/30/43		2,000	1,715
Israel - 0.4%			18,852	6.000% due 11/07/44		1,000	848
Israel Electric Corp., Ltd.							13,711
6.875% due 06/21/23 (Þ)		3,500	4,170	Kenya - 0.2%
Series 6				Kenya Government International Bond
5.000% due 11/12/24 (Þ)		3,000	3,206	5.875% due 06/24/19 (Þ)		2,000	1,976
			7,376	Series REGS
Italy - 1.2%				6.875% due 06/24/24		1,000	940
Banca Monte dei Paschi di Siena SpA							2,916
5.600% due 09/09/20	EUR	700	751	Lebanon - 0.2%
Banca Popolare di Milano Scarl				Lebanon Government International Bond
7.125% due 03/01/21	EUR	750	950	Series REGS
9.000% due 06/29/49 (ƒ)	EUR	900	1,067	8.250% due 04/12/21		3,000	3,278
Banca Popolare di Vicenza
Series EMTN				Luxembourg - 4.1%
2.750% due 03/20/20	EUR	500	512	Altice Financing SA
Banco Popolare SC				7.500% due 05/15/26 (Å)		285	285
6.000% due 11/05/20	EUR	700	850	Series REGS
Enel SpA				5.250% due 02/15/23 (Þ)	EUR	970	1,156
6.500% due 01/10/74	EUR	2,725	3,396	5.250% due 02/15/23	EUR	500	596
Finmeccanica SpA				Altice Luxembourg SA
8.000% due 12/16/19	GBP	845	1,450	7.250% due 05/15/22 (Þ)	EUR	1,550	1,806
Intesa Sanpaolo SpA				Series REGS
7.000% due 12/29/49 (ƒ)	EUR	600	661	7.250% due 05/15/22	EUR	730	851
LKQ Italia Bondco SpA				6.250% due 02/15/25	EUR	550	586
3.875% due 04/01/24 (Å)	EUR	1,160	1,383	ArcelorMittal
Mediobanca SpA				6.500% due 03/01/21		6,595	6,743
5.000% due 11/15/20	EUR	800	1,009	BMBG Bond Finance SCA
Telecom Italia SpA/Milano				4.751% due 10/15/20 (Å)(Ê)	EUR	1,325	1,519
3.250% due 01/16/23	EUR	4,700	5,789	Series REGS
UniCredit SpA				4.751% due 10/15/20 (Ê)	EUR	455	522
8.000% due 04/03/49 (ƒ)		200	167	Capsugel SA
UnipolSai SpA				7.000% due 05/15/19 (Þ)		2,426	2,444
5.750% due 12/31/49 (ƒ)	EUR	1,000	1,113	ConvaTec Finance International SA
				8.250% due 01/15/19 (Þ)		7,435	7,453
			19,098
Ivory Coast - 0.1%				ConvaTec Healthcare E SA
Ivory Coast Government International				10.500% due 12/15/18 (Þ)		2,590	2,655
Bond				Delta 2 Lux Sarl Covenant-Lite Lien
				Term Loan B
Series REGS				7.750% due 07/29/22 (Ê)		1,995	1,874
5.750% due 12/31/32		1,500	1,365	Delta 2 Lux Sarl Covenant-Lite Term
				Loan B3
Jersey - 0.4%				4.750% due 07/30/21 (Ê)		2,750	2,699
AA Bond Co., Ltd.				Dufry Finance SCA

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 281

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.500% due 07/15/22 (Þ)	EUR	350	426	Series 0111
4.500% due 08/01/23 (Þ)	EUR	870	1,062	4.160% due 07/15/21	MYR	15,810	4,147
Evergreen Skills Lux Sarl				Series 0114
9.250% due 04/28/22 (Ê)		2,000	1,240	4.181% due 07/15/24	MYR	8,500	2,211
Gazprom OAO Via Gaz Capital SA				Series 0115
9.250% due 04/23/19 (Þ)		1,000	1,147	3.955% due 09/15/25	MYR	10,000	2,565
Series REGS				Series 0215
9.250% due 04/23/19		1,250	1,434	3.795% due 09/30/22	MYR	3,500	897
6.510% due 03/07/22		2,000	2,164	Series 0310
8.625% due 04/28/34		2,000	2,426	4.498% due 04/15/30	MYR	9,935	2,614
Intelsat Jackson Holdings SA				Series 0314
7.250% due 10/15/20		255	186	4.048% due 09/30/21	MYR	6,060	1,579
7.500% due 04/01/21		1,505	1,072	Series 0414
8.000% due 02/15/24 (Þ)		2,445	2,531	3.654% due 10/31/19	MYR	14,740	3,798
Mallinckrodt International Finance SA							22,646
5.750% due 08/01/22 (Þ)		1,515	1,430	Mexico - 3.1%
5.625% due 10/15/23 (Å)		82	77
Mallinckrodt International Finance SA				America Movil SAB de CV
Covenant-Lite Term Loan B				6.000% due 06/09/19	MXN	5,210	301
3.250% due 03/19/21		978	955	Mexican Bonos
Matterhorn Telecom SA				Series M 10
3.625% due 05/01/22 (Þ)	CHF	240	236	8.500% due 12/13/18	MXN	35,000	2,227
3.875% due 05/01/22 (Þ)	EUR	1,215	1,350	Series M 20
Series REGS				10.000% due 12/05/24	MXN	119,229	8,931
3.875% due 05/01/22	EUR	1,050	1,167	Series M 30
SIG Combibloc Holdings SCA				10.000% due 11/20/36	MXN	61,705	5,050
7.750% due 02/15/23 (Þ)	EUR	1,845	2,266	Series M
SkillsSoft Corp. Covenant-Lite Term				5.000% due 12/11/19	MXN	83,059	4,832
Loan				5.750% due 03/05/26	MXN	17,370	1,002
5.750% due 04/28/21 (Ê)		2,197	1,923	7.750% due 05/29/31	MXN	13,974	926
Stena International SA Covenant-Lite				7.750% due 11/13/42	MXN	55,040	3,704
Term Loan B				Mexican Udibonos
4.000% due 03/03/21 (Ê)		1,470	1,237	Series S
Telenet Finance III Luxembourg SCA				4.000% due 06/13/19	MXN	13,736	843
Series REGS				4.000% due 11/15/40	MXN	10,553	658
6.625% due 02/15/21	EUR	350	415	Mexico Government International Bond
Telenet Finance V Luxembourg SCA				5.550% due 01/21/45		1,500	1,688
6.750% due 08/15/24 (Þ)	EUR	600	769	5.750% due 10/12/10		9,000	9,270
Series REGS				Petroleos Mexicanos
6.250% due 08/15/22	EUR	520	643	3.500% due 01/30/23		1,500	1,393
6.750% due 08/15/24	EUR	1,880	2,411	6.625% due 06/15/38		4,000	4,010
Travelport Finance Sarl Term Loan B				6.500% due 06/02/41		3,650	3,643
5.750% due 09/02/21		1,479	1,482	5.500% due 06/27/44		3,000	2,640
UniCredit International Bank
Luxembourg SA				Series 14-2
8.125% due 12/29/49 (ƒ)	EUR	1,350	1,686	7.470% due 11/12/26	MXN	5,330	268
Wind Acquisition Finance SA							51,386
7.000% due 04/23/21 (Þ)	EUR	235	247	Mongolia - 0.4%
7.375% due 04/23/21 (Å)		3,710	3,302	Mongolia Government International
				Bond
Series REGS				10.875% due 04/06/21 (Þ)		2,800	2,849
7.000% due 04/23/21	EUR	1,350	1,418	5.125% due 12/05/22 (Þ)		300	237
Xefin Lux SCA				Series REGS
Series REGS				5.125% due 12/05/22		4,405	3,475
3.750% due 06/01/19 (Ê)	EUR	195	223
							6,561
			68,114	Morocco - 0.1%
Malaysia - 1.4%				Morocco Government International Bond
1MDB Global Investments, Ltd.				5.500% due 12/11/42 (Þ)		1,250	1,319
Series REGS
4.400% due 03/09/23		5,500	4,835	Mozambique - 0.1%
Malaysia Government International Bond				Mozambique International Bond

See accompanying notes which are an integral part of the financial statements.

282 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
10.500% due 01/18/23 (Þ)		1,033	842	6.875% due 08/15/18 (Þ)	EUR	1,370	1,620
				Series REGS
Netherlands - 2.7%				6.875% due 08/15/18	EUR	150	177
Achmea BV				5.750% due 11/15/21	EUR	2,450	3,000
6.000% due 11/29/49 (ƒ)	EUR	500	585	SNS Bank NV
AP NMT Acquisition BV 1st Lien Term				3.750% due 11/05/25	EUR	750	867
Loan				SRLEV NV
6.750% due 08/13/21 (Ê)		985	840	9.000% due 04/15/41	EUR	1,000	1,200
Atradius Finance BV				Telefonica Europe BV
5.250% due 09/23/44	EUR	500	488
Axalta Coating Systems US Holdings,				6.500% due 12/31/49 (ƒ)	EUR	1,500	1,803
Inc. / Axalta Coating Systems Dutch				UPC Holding BV
Holding B				Series REGS
Series REGS				6.750% due 03/15/23	EUR	1,285	1,598
5.750% due 02/01/21	EUR	2,530	3,023	VimpelCom Holdings BV
Carlson Wagonlit BV				7.504% due 03/01/22 (Þ)		299	319
Series REGS				Ziggo Bond Finance BV
7.500% due 06/15/19	EUR	1,765	2,112	4.625% due 01/15/25 (Þ)	EUR	1,580	1,781
Darling Global Finance BV				Series REGS
4.750% due 05/30/22 (Þ)	EUR	2,310	2,735	4.625% due 01/15/25	EUR	705	795
Goodyear Dunlop Tires Europe BV							43,463
3.750% due 12/15/23 (Þ)	EUR	820	987	Nigeria - 0.1%
Series REGS				Nigeria Government International Bond
3.750% due 12/15/23	EUR	700	843	Series REGS
ING Groep NV				6.750% due 01/28/21		1,000	975
6.500% due 12/29/49 (ƒ)		600	552
InterXion Holding NV				Pakistan - 0.7%
Series REGS				Pakistan Government International Bond
6.000% due 07/15/20	EUR	2,490	3,002	8.250% due 04/15/24 (Þ)		6,250	6,582
LGE HoldCo VI BV				Series REGS
Series REGS				7.875% due 03/31/36		6,000	5,401
7.125% due 05/15/24	EUR	100	126				11,983
Majapahit Holding BV				Panama - 0.5%
Series REGS				Panama Government International Bond
7.875% due 06/29/37		1,500	1,819	9.375% due 04/01/29		4,500	6,739
Marfrig Holdings Europe BV				6.700% due 01/26/36		1,500	1,920
Series REGS							8,659
6.875% due 06/24/19		2,000	1,980	Paraguay - 0.3%
NIBC Bank NV				Paraguay Government International
7.625% due 10/29/49 (ƒ)		500	497	Bond
OI European Group BV				4.625% due 01/25/23 (Þ)		624	638
Series REGS				6.100% due 08/11/44 (Þ)		4,551	4,642
4.875% due 03/31/21	EUR	1,115	1,414				5,280
Petrobras Global Finance BV				Peru - 0.5%
4.375% due 05/20/23		2,900	2,290	Peruvian Government International Bond
6.875% due 01/20/40		2,728	2,138	8.750% due 11/21/33		3,000	4,553
6.850% due 06/05/15		1,900	1,406	Series REGS
Playa Resorts Holding BV 1st Lien Term				6.950% due 08/12/31	PEN	6,480	2,042
Loan B				6.900% due 08/12/37	PEN	6,700	2,073
4.000% due 08/09/19 (Ê)		734	720
PortAventura Entertainment Barcelona							8,668
BV				Philippines - 0.5%
5.423% due 12/01/19 (Ê)(Þ)	EUR	370	423	Philippine Government International
7.250% due 12/01/20 (Þ)	EUR	330	395	Bond
				4.950% due 01/15/21	PHP	42,000	929
Series REGS				9.500% due 02/02/30		4,000	6,830
7.250% due 12/01/20	EUR	1,060	1,268
Republic of Angola Via Northern Lights				6.250% due 01/14/36	PHP	20,000	479
III BV							8,238
Series REGS				Poland - 1.2%
7.000% due 08/16/19		656	660	Poland Government International Bond
Schaeffler Holding Finance BV				3.000% due 03/17/23		2,000	2,018

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 283

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
4.000% due 01/22/24		650	695	5.250% due 02/18/24 (Þ)		3,500	3,929
Series 0718				Series REGS
2.500% due 07/25/18	PLN	1,300	347	5.850% due 05/10/23		500	577
Series 0725							4,506
3.250% due 07/25/25	PLN	21,440	5,765	South Africa - 2.4%
Series 0922				Eskom Holdings SOC, Ltd.
5.750% due 09/23/22	PLN	24,115	7,525	Series REGS
Series 1020				5.750% due 01/26/21		5,800	5,475
5.250% due 10/25/20	PLN	10,320	3,074	6.750% due 08/06/23		1,000	941
			19,424	7.125% due 02/11/25		6,500	6,124
Portugal - 0.0%				South Africa Government International
Novo Banco SA				Bond
0.566% due 02/27/51	EUR	1,500	133	Series 2023
				7.750% due 02/28/23	ZAR	48,310	3,211
Romania - 0.5%				Series 2032
Romania Government International Bond				8.250% due 03/31/32	ZAR	151,410	9,536
3.250% due 03/22/21	RON	5,640	1,474	Series 2048
5.950% due 06/11/21	RON	7,020	2,062	8.750% due 02/28/48	ZAR	4,830	306
4.750% due 02/24/25	RON	4,315	1,192	Series R186
Series REGS				10.500% due 12/21/26	ZAR	103,300	8,003
6.750% due 02/07/22		3,000	3,551	Series R207
			8,279	7.250% due 01/15/20	ZAR	44,731	3,029
Russia - 1.0%				Series R208
				6.750% due 03/31/21	ZAR	42,530	2,778
Russian Federal Bond - OFZ
Series 6211				Transnet SOC, Ltd.
7.000% due 01/25/23	RUB	249,790	3,521	9.500% due 05/13/21 (Þ)	ZAR	7,700	498
Series 6212							39,901
7.050% due 01/19/28	RUB	168,150	2,284	Spain - 0.2%
Series 6215				Banco Bilbao Vizcaya Argentaria SA
7.000% due 08/16/23	RUB	99,492	1,396	8.875% due 12/29/49 (ƒ)	EUR	600	702
Series 6217				Banco de Sabadell SA
7.500% due 08/18/21	RUB	113,925	1,657	Series EMTN
Russian Federal Inflation Linked Bond				5.625% due 05/26/26		1,000	1,145
Series 2001				Banco Popular Espanol SA
2.500% due 08/16/23	RUB	53,965	833	8.250% due 04/29/49 (ƒ)	EUR	600	569
Russian Federation Government				Bankia SA
Bond-OFZ				4.000% due 05/22/24	EUR	800	888
Series 6208				Ibercaja Banco SA
7.500% due 02/27/19	RUB	276,200	4,096	5.000% due 07/28/25	EUR	500	541
Russian Federation International Bond							3,845
Series REGS				Sri Lanka - 0.6%
7.500% due 03/31/30		848	1,033	Sri Lanka Government International
Russian Government Bond				Bond
Series 6214				Series REGS
6.400% due 05/27/20	RUB	151,780	2,145	5.875% due 07/25/22		9,600	9,271
			16,965
Serbia - 0.4%				Sweden - 0.2%
Serbia International Bond				Auris Luxembourg II SA
				8.000% due 01/15/23 (Þ)	EUR	710	896
Series REGS
5.875% due 12/03/18		1,400	1,476	Series REGS
7.250% due 09/28/21		5,000	5,664	8.000% due 01/15/23	EUR	1,515	1,912
			7,140				2,808
Singapore - 0.2%				Switzerland - 0.1%
Avago Technologies Cayman Finance,				Credit Suisse Group AG
Ltd. Term Loan B1				Series REGS
1.000% due 02/01/23 (Ê)(v)		2,632	2,633	6.250% due 12/29/49 (ƒ)		600	552
				UBS Group AG
Slovenia - 0.3%				7.125% due 12/29/49 (ƒ)		600	609
Slovenia Government International Bond							1,161

See accompanying notes which are an integral part of the financial statements.

284 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Thailand - 1.0%				1.000% due 04/30/22 (Ê)(v)		743	732
PTT Exploration & Production PCL				Iceland Bondco PLC
4.875% due 12/29/49 (ƒ)(Þ)		1,000	984	Series REGS
Thailand Government International Bond				6.250% due 07/15/21	GBP	1,255	1,628
3.875% due 06/13/19	THB	149,480	4,594	Iglo Foods BondCo PLC
3.650% due 12/17/21	THB	159,470	5,072	Series REGS
3.850% due 12/12/25	THB	149,840	5,061	4.275% due 06/15/20 (Ê)	EUR	1,450	1,644
3.580% due 12/17/27	THB	11,400	382	Ineos Finance PLC
			16,093	4.000% due 05/01/23 (Þ)	EUR	2,130	2,381
Turkey - 2.5%				Iron Mountain Europe PLC
Export Credit Bank of Turkey				6.125% due 09/15/22 (Þ)	GBP	1,015	1,513
5.875% due 04/24/19 (Þ)		9,000	9,520	Series REGS
Turkey Government International Bond				6.125% due 09/15/22	GBP	1,400	2,087
10.400% due 03/27/19	TRY	19,610	7,264	Liverpool Victoria Friendly Society, Ltd.
7.500% due 11/07/19		1,000	1,146	6.500% due 05/22/43	GBP	500	700
7.000% due 06/05/20		2,000	2,274	Merlin Entertainments PLC
9.400% due 07/08/20	TRY	10,190	3,697	2.750% due 03/15/22 (Þ)	EUR	680	773
7.100% due 03/08/23	TRY	14,340	4,623	Series REGS
7.375% due 02/05/25		1,200	1,455	2.750% due 03/15/22	EUR	1,780	2,023
8.000% due 03/12/25	TRY	15,580	5,211	Moto Finance PLC
6.750% due 05/30/40		1,000	1,188	6.375% due 09/01/20 (Þ)	GBP	1,350	2,026
6.625% due 02/17/45		4,000	4,726	Old Mutual PLC
			41,104	7.875% due 11/03/25	GBP	400	591
Ukraine - 0.6%				Oschadbank Via SSB #1 PLC
Ukraine Government International Bond				9.375% due 03/10/23 (Þ)		6,593	5,868
7.750% due 09/01/19 (Þ)		22	22	7.724% due 01/19/24 (Ê)		2,800	1,961
7.750% due 09/01/22 (Þ)		783	747	9.625% due 03/20/25 (Þ)		2,400	2,151
7.750% due 09/01/23 (Þ)		3,069	2,915	Pension Insurance Corp. PLC
7.750% due 09/01/24 (Þ)		2,960	2,805	6.500% due 07/03/24	GBP	300	401
7.750% due 09/01/25 (Þ)		1,160	1,090	Premier Foods Finance PLC
Series GDP				Series REGS
Zero coupon due 05/31/40 (Þ)		6,195	1,935	6.500% due 03/15/21	GBP	950	1,385
			9,514	Privatbank CJSC Via UK SPV Credit
United Kingdom - 4.1%				Finance PLC
				11.000% due 02/09/21		3,177	2,018
Anglo American Capital PLC
1.750% due 04/03/18	EUR	825	928	R&R Ice Cream PLC
3.500% due 03/28/22	EUR	825	865	Series REGS
				5.500% due 05/15/20	GBP	1,050	1,573
Arqiva Broadcast Finance PLC
9.500% due 03/31/20 (Þ)	GBP	1,270	2,004	R&R Pik PLC
				9.250% due 05/15/18 (Þ)	EUR	1,125	1,301
Series REGS
9.500% due 03/31/20	GBP	925	1,459	Series REGS
				9.250% due 05/15/18	EUR	735	850
Barclays Bank PLC
Series 3				Royal Bank of Scotland Group PLC
1.563% due 10/29/49 (ƒ)	GBP	250	245	5.500% due 11/29/49 (ƒ)	EUR	800	860
Barclays PLC				Synlab Bondco PLC
8.000% due 12/15/49 (ƒ)	EUR	600	685	6.250% due 07/01/22 (Þ)	EUR	1,050	1,277
Boparan Finance PLC				Synlab Unsecured Bondco PLC
				8.250% due 07/01/23 (Þ)	EUR	460	545
Series REGS
4.375% due 07/15/21	EUR	320	351	TA MFG., Ltd.
5.500% due 07/15/21	GBP	815	1,119	3.625% due 04/15/23 (Þ)	EUR	1,665	1,769
Co.-Operative Bank PLC				Tullow Oil PLC
5.125% due 09/20/17	GBP	300	420	6.000% due 11/01/20 (Þ)		1,400	1,120
Coventry Building Society				Ukreximbank Via Biz Finance PLC
6.375% due 12/29/49 (ƒ)	GBP	500	654	7.867% due 02/09/23 (Ê)(Þ)		6,067	4,551
				9.750% due 01/22/25 (Þ)		2,369	2,156
DTEK Finance PLC
				Virgin Media Finance PLC
Series REGS				4.875% due 02/15/22		1,000	854
10.375% due 03/28/18		222	89
7.875% due 04/04/18		500	205	7.000% due 04/15/23 (Þ)	GBP	1,200	1,819
Hyperion Insurance Group, Ltd. Term				Series REGS
Loan B				7.000% due 04/15/23	GBP	1,740	2,638

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 285

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Virgin Media Investment Holdings, Ltd.				Series WI
Term Loan F				5.625% due 07/15/22	1,520	1,560
3.500% due 06/30/23 (Ê)		842	840	Ancestry.com Holdings LLC
Virgin Media Secured Finance PLC				9.625% due 10/15/18 (Þ)	6,400	6,536
Series REGS				Ancestry.com, Inc.
6.000% due 04/15/21	GBP	252	383	11.000% due 12/15/20	3,600	3,924
Vougeot Bidco PLC				Ancestry.com, Inc. Term Loan B
7.875% due 07/15/20 (Þ)	GBP	160	244	5.000% due 08/29/22 (Ê)	1,095	1,093
Series REGS				Anheuser-Busch InBev Finance, Inc.
7.875% due 07/15/20	GBP	2,050	3,129	1.037% due 02/01/19 (Ê)	1,065	1,061
Worldpay Finance PLC				AP Gaming I LLC 1st Lien Term Loan B
3.750% due 11/15/22 (Þ)	EUR	2,100	2,519	9.250% due 12/20/20 (Ê)	495	461
			67,334	Apex Tool Group LLC
United States - 33.7%				7.000% due 02/01/21 (Þ)	1,790	1,611
99 Cents Only Stores LLC				Apple, Inc.
11.000% due 12/15/19		1,550	643	0.887% due 05/03/18 (Ê)	1,437	1,437
99 Cents Only Stores LLC Covenant-Lite				Arctic Glacier USA, Inc. Covenant-Lite
Term Loan B2				Term Loan
4.500% due 01/13/19 (Ê)		1,433	881	6.000% due 05/13/19 (Ê)	480	458
ABG Intermediate Holdings 2, LLC 1st				Ashtead Capital, Inc.
Lien Term Loan				6.500% due 07/15/22 (Þ)	1,095	1,155
5.500% due 05/27/21 (Ê)		1,258	1,233
ABG Intermediate Holdings 2, LLC 2nd				AssuredPartners, Inc.
Lien Term Loan				5.750% due 10/21/22 (Ê)	339	337
9.500% due 05/27/22 (Ê)		493	473	Asurion LLC
Acadia Healthcare Co., Inc.				5.000% due 08/04/22 (Ê)	1,869	1,855
6.500% due 03/01/24 (Þ)		1,140	1,203	Asurion LLC Covenant-Lite 2nd Lien
				Term Loan
Series WI				8.500% due 03/03/21 (Ê)	500	479
5.625% due 02/15/23		2,165	2,214	Asurion LLC Covenant-Lite Term Loan
ACCO Brands Corp.				B1
6.750% due 04/30/20		1,615	1,712	5.000% due 05/24/19 (Ê)	726	723
Accuvant, Inc. Term Loan B				Asurion LLC Covenant-Lite Term Loan
1.000% due 01/28/23 (Ê)(v)		4,270	4,021	B2
AECOM				4.250% due 07/08/20 (Ê)	265	260
Series WI				AT&T, Inc.
5.750% due 10/15/22		2,110	2,200	5.600% due 05/15/18	440	476
Albertsons LLC				Avaya, Inc. Term Loan B7
5.500% due 08/25/21 (Ê)		1,485	1,489	6.250% due 05/29/20 (Ê)	988	620
				Avis Budget Car Rental LLC / Avis
Ally Financial, Inc.				Budget Finance, Inc.
4.125% due 02/13/22		355	360	6.375% due 04/01/24 (Å)	61	61
4.625% due 05/19/22		1,875	1,922
				Ball Corp.
Altice US Finance I Corp.				4.375% due 12/15/23	2,990	3,723
5.500% due 05/15/26 (Å)		1,250	1,262
Alvogen Pharmaceutical US, Inc. Term				Bank of Montreal
Loan				1.184% due 12/08/17 (Ê)(~)	1,000	1,000
6.000% due 04/02/22 (Ê)		546	544	Bank of Nova Scotia/Houston
American Airlines, Inc. Term Loan				1.360% due 03/28/18 (Ê)(~)	280	280
3.250% due 05/21/20 (Ê)		987	981	BBB Industries US Holdings, Inc.
American Builders & Contractors Supply				1.000% due 11/03/22 (Ê)(ƒ)	250	233
Co., Inc.				Belden, Inc.
5.625% due 04/15/21 (Þ)		1,985	2,054	5.500% due 04/15/23 (Þ)	105	122
American Express Credit Account				Series REGS
Master Trust				5.500% due 04/15/23	1,475	1,711
Series 2008-2 Class A
1.457% due 09/15/20 (Ê)		2,205	2,244	Benefit Street Partners CLO III, Ltd.
				Series 2013-IIIA Class D
American Tire Distributors, Inc.				5.124% due 01/20/26 (Å)(Ê)	500	382
10.250% due 03/01/22 (Þ)		3,130	2,809	BioScrip, Inc. Covenant-Lite 1st Lien
AmeriGas Finance LLC / AmeriGas				Term Loan B
Finance Corp.				6.500% due 07/31/20 (Ê)	2,462	2,252
7.000% due 05/20/22		1,920	2,028
				BioScrip, Inc. Covenant-Lite Term Loan
Amsurg Corp.				6.500% due 07/31/20 (Ê)	1,477	1,351

See accompanying notes which are an integral part of the financial statements.

286 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Blue Coat Holdings, Inc.			Series 2014-A6 Class A6
8.375% due 06/01/23 (Å)	250	263	1.260% due 07/15/19	400	401
BlueLine Rental Finance Corp.			Checkout Holding Corp. Covenant-Lite
7.000% due 02/01/19 (Þ)	1,505	1,321	1st Lien Term Loan B
			4.500% due 04/09/21 (Ê)	1,965	1,658
BMC Software Finance, Inc. Term Loan			Checkout Holding Corp. Covenant-Lite
5.000% due 09/10/20 (Ê)	943	810	2nd Lien Term Loan
BMW US Capital LLC			7.750% due 04/09/22 (Ê)	750	463
1.500% due 04/11/19 (Å)	2,655	2,661	Chelsea Petroleum Products I LLC
BMW Vehicle Owner Trust			1.000% due 10/28/22 (Ê)(ƒ)	981	949
Series 2014-A Class A3			Chemours Co. (The)
0.970% due 11/26/18	1,665	1,666	6.125% due 05/15/23 (Þ)	2,380	2,412
Brazil Loan Trust 1			CHS/Community Health Systems, Inc.
5.477% due 07/24/23 (Þ)	1,985	1,806	6.875% due 02/01/22	1,355	1,226
Brickman Group, Ltd. LLC Term Loan			CHS/Community Health Systems, Inc.
4.000% due 12/18/20 (Ê)	1,975	1,961	1st Lien Term Loan F
BWAY Holding Co. Covenant-Lite Term			3.575% due 12/31/18 (Ê)	878	874
Loan B			CHS/Community Health Systems, Inc.
5.500% due 08/14/20 (Ê)	484	483	1st Lien Term Loan G
Caesars Entertainment Corp. 1st Lien			3.750% due 12/31/19 (Ê)	780	768
Term Loan B			Churchill Downs, Inc.
7.000% due 10/11/20 (Ê)	1,957	1,844	5.375% due 12/15/21 (Þ)	1,190	1,223
California Resources Corp.			Ciena Corp. Term Loan B
Series WI			6.000% due 04/19/21	500	502
5.500% due 09/15/21	1,630	668	Cincinnati Bell, Inc. 1st Lien Term
Calpine Corp.			Loan B
5.500% due 02/01/24	1,160	1,172	4.000% due 09/10/20 (Ê)	1,231	1,223
Camping World, Inc. Covenant-Lite 1st			CITGO Petroleum Corp.
Lien Term Loan B			6.250% due 08/15/22 (Þ)	2,015	1,965
5.250% due 02/20/20 (Ê)	1,373	1,366	Citibank Credit Card Issuance Trust
CareCore National LLC			Series 2014-A2 Class A2
5.500% due 03/06/21 (Ê)	1,770	1,639	1.020% due 02/22/19	2,600	2,602
Carlson Travel Holdings, Inc.			Clean Harbors, Inc.
7.500% due 08/15/19 (Þ)	3,145	3,043	5.250% due 08/01/20	1,300	1,337
Cast & Crew Payroll LLC			Clear Channel Worldwide Holdings, Inc.
1.000% due 08/03/23 (Ê)(ƒ)	250	231
CCO Holdings LLC / CCO Holdings			Series A
			7.625% due 03/15/20	3,690	3,229
Capital Corp.			6.500% due 11/15/22	5,070	4,918
5.875% due 04/01/24 (Þ)	500	524
Cedar Fair, LP / Canada's Wonderland			Cleaver-Brooks, Inc.
Co. / Magnum Management Corp.			8.750% due 12/15/19 (Þ)	1,470	1,441
Series WI			CNH Industrial Capital LLC
5.375% due 06/01/24	1,340	1,399	4.375% due 11/06/20	2,155	2,142
Cemex Finance LLC			Commercial Barge Line Co. 1st Lien
9.375% due 10/12/22 (Þ)	1,000	1,099	Term Loan
Cengage Learning Acquisitions, Inc.			9.750% due 11/12/20 (Ê)	891	768
Covenant-Lite 1st Lien Term Loan			CommScope Holding Co., Inc.
7.000% due 03/31/20 (Ê)	961	956	6.625% due 06/01/20 (Þ)	440	454
Centene Corp.			CommScope, Inc.
5.625% due 02/15/21 (Þ)	1,130	1,189	5.000% due 06/15/21 (Þ)	1,410	1,431
6.125% due 02/15/24 (Þ)	450	475	Communications Sales & Leasing, Inc.
Century Aluminum Co.			Covenant-Lite Term Loan B
7.500% due 06/01/21 (Þ)	10,395	9,563	5.000% due 10/16/22 (Ê)	1,489	1,459
CenturyLink, Inc.			Compuware Corp. Term Loan B2
			6.250% due 12/15/21 (Ê)	995	954
Series WI
5.625% due 04/01/25	1,275	1,158	Concentra, Inc. 2nd Lien Term Loan
			9.000% due 06/01/23 (Ê)	1,220	1,189
Charming Charlie, Inc. Term Loan B			Connolly Corp. Covenant-Lite 2nd Lien
9.000% due 12/24/19 (Ê)	884	663	Term Loan
Chase Issuance Trust			8.000% due 05/14/22 (Ê)	6,110	5,866
Series 2013-A7 Class A			Constellis Holdings LLC / Constellis
0.617% due 09/15/20 (Ê)	1,595	1,598	Finance Corp.
			9.750% due 05/15/20 (Å)	500	453

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 287

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Continental Building Products Operating			EnergySolutions LLC Term Loan
Co. LLC 1st Lien Term Loan			6.750% due 05/29/20 (Ê)	1,407	1,365
4.000% due 08/28/20 (Ê)	1,631	1,595	Envision Healthcare Corp.
Continental Resources, Inc.			5.125% due 07/01/22 (Þ)	1,350	1,374
5.000% due 09/15/22	890	831
4.500% due 04/15/23	530	473	eResearchTechnology, Inc. Term Loan B
			1.000% due 03/30/23 (v)	500	501
3.800% due 06/01/24	650	554
ConvergeOne Holdings Corp. Covenant-			ExamWorks Group, Inc.
Lite 1st Lien Term Loan			5.625% due 04/15/23	1,530	1,641
6.000% due 06/17/20 (Ê)	246	237	Extreme Reach, Inc. 1st Lien Term
			Loan B
Covanta Holding Corp.			6.750% due 02/07/20 (Ê)	1,375	1,365
6.375% due 10/01/22	1,725	1,777
CPI Buyer LLC Covenant-Lite 2nd Lien			Exxon Mobil Corp.
Term Loan			0.685% due 03/01/18 (Ê)	2,000	1,991
8.500% due 08/18/22 (Ê)	3,150	2,929	Fieldwood Energy LLC 2nd Lien Term
CPI Card Group, Inc. Covenant-Lite			Loan
Term Loan B			8.375% due 09/30/20 (Ê)	2,335	595
6.750% due 08/17/22 (Ê)	180	180	First Data Corp.
CPM Holdings, Inc. 2nd Lien Term Loan			1.000% due 07/10/22 (Ê)(ƒ)	1,256	1,256
10.250% due 02/12/22 (Å)	3,070	2,886	7.000% due 12/01/23 (Þ)	4,890	5,025
Crowne Group LLC			5.000% due 01/15/24 (Þ)	215	217
Zero coupon due 09/30/20 (Ê)	493	473	5.750% due 01/15/24 (Þ)	1,585	1,609
CSC Holdings LLC			First Quality Finance Co., Inc.
5.250% due 06/01/24	1,150	1,046	4.625% due 05/15/21 (Þ)	1,225	1,167
CSRA, Inc. Term Loan B			Ford Credit Auto Owner Trust
3.750% due 10/29/22 (Ê)	499	501	Series 2013-C Class A3
DaVita HealthCare Partners, Inc.			0.820% due 12/15/17	174	174
5.125% due 07/15/24	1,535	1,562	Series 2014-A Class A3
			0.790% due 05/15/18	603	602
DBP Holding Corp.			Foresight Energy LLC / Foresight Energy
7.750% due 10/15/20 (Þ)	2,160	1,534	Finance Corp.
Dell International LLC Term Loan B2			7.875% due 08/15/21 (Þ)	13,090	9,114
4.000% due 04/29/20 (Ê)	986	986	Forum Energy Technologies, Inc.
Denbury Resources, Inc.			6.250% due 10/01/21	220	200
6.375% due 08/15/21	680	442	Foundational Building Materials, LLC
5.500% due 05/01/22	965	620	2nd Lien Term Loan
Deutsche Postbank Funding Trust IV			1.000% due 09/17/23 (Ê)(v)	3,020	2,809
5.983% due 06/29/49 (ƒ)	1,000	1,150	FPC Holdings, Inc. 1st Lien Term Loan
Dollar Tree, Inc.			5.250% due 11/27/19 (Ê)	980	842
5.750% due 03/01/23 (Þ)	1,110	1,185	FPC Holdings, Inc. 2nd Lien Term Loan
Dynegy, Inc.			9.250% due 05/27/20 (Å)(Ê)	2,000	1,400
5.875% due 06/01/23	310	281	Frontier Communications Corp.
Series WI			7.125% due 01/15/23	1,010	894
6.750% due 11/01/19	510	514	7.625% due 04/15/24	975	866
eBay, Inc.			FULLBEAUTY Brands Holding Corp.
0.834% due 07/28/17 (Ê)	125	124	2nd Lien Term Loan
Educational Management LLC Term			10.000% due 09/22/23	500	428
Loan B			FULLBEAUTY Brands, Inc. 1st Lien
8.500% due 07/02/20	289	12	Term Loan
Emerald 3, Ltd. 2nd Lien Term Loan			5.750% due 09/22/22	750	724
8.000% due 05/09/22	800	680	General Mills, Inc.
Emerald Performance Materials LLC			5.650% due 02/15/19	700	781
Covenant-Lite 2nd Lien Term Loan			GENEX Holdings, Inc. 1st Lien Term
7.750% due 08/01/22 (Ê)	250	234	Loan
			5.250% due 05/30/21 (Ê)	484	480
Emerald US, Inc. Term Loan B1			GENEX Holdings, Inc. 2nd Lien Term
5.000% due 05/09/21	1,000	894	Loan
Endo Finance LLC			8.750% due 05/30/22 (Ê)	250	234
5.750% due 01/15/22 (Þ)	2,015	1,975	GEO Group, Inc. (The)
Endo Finance LLC / Endo Finco, Inc.			5.125% due 04/01/23	930	914
5.875% due 01/15/23 (Þ)	65	62	Getty Images, Inc. Covenant-Lite Term
Energizer Holdings, Inc.			Loan B
5.500% due 06/15/25 (Þ)	895	895	4.750% due 10/18/19 (Ê)	1,477	1,112

See accompanying notes which are an integral part of the financial statements.

288 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goodyear Tire & Rubber Co. (The)			IPC Corp. 2nd Lien Term Loan
7.000% due 05/15/22	955	1,031	10.500% due 02/06/22 (Ê)	500	398
5.125% due 11/15/23	65	67	J Crew Group, Inc. Covenant-Lite Term
GTCR Valor Cos., Inc. 1st Lien Term			Loan B
Loan			4.000% due 03/05/21 (Ê)	495	394
6.000% due 05/30/21 (Ê)	1,230	1,223	JBS USA LLC
Gulfport Energy Corp.			7.250% due 06/01/21 (Þ)	1,900	1,947
Series WI			5.875% due 07/15/24 (Þ)	120	112
6.625% due 05/01/23	865	839	Jo-Ann Stores LLC
Harland Clarke Holdings Corp.			8.125% due 03/15/19 (Þ)	1,730	1,618
6.875% due 03/01/20 (Å)	100	91	Johnson & Johnson
Harland Clarke Holdings Corp.			0.905% due 03/01/19 (Ê)	350	351
Covenant-Lite Term Loan B4			Joseph T Ryerson & Son, Inc.
6.000% due 08/04/19 (Ê)	1,895	1,855	9.000% due 10/15/17	4,940	4,551
Hawaiian Telcom Communications, Inc.
Term Loan B			Kloeckner Pentaplast of America, Inc.
5.000% due 06/06/19 (Ê)	1,234	1,230	7.125% due 11/01/20 (Þ)	1,250	1,513
HCA Holdings, Inc.			Kraton Polymers LLC
6.250% due 02/15/21	2,045	2,222	1.000% due 01/06/22 (Ê)(ƒ)	190	183
HCA, Inc.			Lamar Media Corp.
5.250% due 06/15/26	2,090	2,171	5.750% due 02/01/26 (Þ)	1,490	1,576
HealthSouth Corp.			Laredo Petroleum, Inc.
5.750% due 11/01/24	1,280	1,322	5.625% due 01/15/22	1,010	929
Heartland Dental Care LLC Covenant-			Lattice Semiconductor Corp. 1st Lien
Lite 2nd Lien Term Loan			Term Loan B
9.750% due 06/21/19 (Ê)	2,200	2,084	5.250% due 03/10/21 (Ê)	1,485	1,411
HGIM Corp. Covenant-Lite Term Loan B			Level 3 Financing, Inc.
5.500% due 06/18/20 (Ê)	735	418	5.375% due 01/15/24 (Þ)	1,055	1,071
Honda Auto Receivables Owner Trust			Series WI
Series 2013-4 Class A4			5.375% due 08/15/22	540	552
1.040% due 02/18/20	1,250	1,250	Level 3 Financing, Inc. Term Loan B2
Series 2014-2 Class A3			3.500% due 05/31/22 (Ê)	1,000	1,000
0.770% due 03/19/18	727	727	LifePoint Health, Inc.
			5.500% due 12/01/21	1,885	1,960
Series 2015-2 Class A2			Linn Energy LLC / Linn Energy Finance
0.690% due 08/21/17	220	220	Corp.
HRG Group, Inc.			12.000% due 12/15/20 (Å)	1,248	237
7.875% due 07/15/19	707	746	Lonestar Resources America, Inc.
7.750% due 01/15/22	12,343	12,343	8.750% due 04/15/19 (Þ)	1,010	449
HUB International, Ltd.			LTS Buyer LLC 2nd Lien Term Loan
9.250% due 02/15/21 (Þ)	4,600	4,795	8.000% due 04/01/21 (Ê)	1,510	1,495
7.875% due 10/01/21 (Þ)	1,400	1,372	MacDermid, Inc. 1st Lien Term Loan B2
Hypo Real Estate International Trust I			4.750% due 06/07/20 (Ê)	1,975	1,938
5.864% due 06/29/49 (ƒ)	900	1,008	Match Group, Inc.
Hyundai Auto Receivables Trust			1.000% due 10/27/22 (Ê)(ƒ)	802	806
Series 2014-A Class A3			MCC Iowa LLC Term Loan H
0.790% due 07/16/18	1,613	1,612	3.250% due 01/29/21 (Ê)	1,481	1,478
Series 2015-A Class A3			Meccanica Holdings USA, Inc.
1.050% due 04/15/19	500	500	6.250% due 07/15/19 (Þ)	965	1,054
IMS Health, Inc.			Medpace Holdings, Inc. 1st Lien Term
4.125% due 04/01/23 (Þ)	2,500	2,834	Loan B
Ingles Markets, Inc.			4.750% due 04/01/21 (Ê)	736	737
5.750% due 06/15/23	1,500	1,560	Merck & Co., Inc.
International Business Machines Corp.			0.978% due 05/18/18 (Ê)	2,275	2,283
1.069% due 08/18/17 (Ê)	750	752	Mergermarket USA, Inc. 1st Lien Term
1.125% due 02/06/18	500	501	Loan
Intrawest Operations Group, LLC Term			4.500% due 02/04/21 (Ê)	876	863
Loan			MGM Growth Properties LLC Term
4.750% due 12/09/20 (Ê)	1,842	1,840	Loan B
Intrepid Aviation Group Holdings LLC /			4.000% due 04/01/23	500	503
Intrepid Finance Co.			MGP Escrow Issuer LLC / MGP Escrow
6.875% due 02/15/19 (Þ)	1,985	1,806	Co.-Issuer, Inc.
			5.625% due 05/01/24 (Å)	1,535	1,600

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 289

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MPH Acquisition Holdings LLC			6.625% due 03/15/23	1,875	1,842
6.625% due 04/01/22 (Þ)	5,970	6,234	Nuance Communications, Inc.
MPT Operating Partnership, LP / MPT			5.375% due 08/15/20 (Þ)	5,950	6,084
Finance Corp.			Numericable US LLC Term Loan B6
4.000% due 08/19/22	1,000	1,189	4.750% due 02/10/23 (Ê)	499	499
6.375% due 03/01/24	1,295	1,379	Numericable US LLC Term Loan B7
MSC.Software Corp. 1st Lien Term Loan			5.000% due 01/31/24 (Ê)	500	502
5.000% due 05/29/20 (Ê)	1,474	1,400	NVA Holdings, Inc. 2nd Lien Term Loan
Nathan's Famous, Inc.			8.000% due 08/14/22 (Ê)	250	243
10.000% due 03/15/20 (Þ)	2,565	2,693	Oasis Petroleum, Inc.
National Bank of Canada NY			6.875% due 01/15/23	1,705	1,530
1.025% due 05/24/17 (Ê)(~)	800	799
National Vision, Inc. Covenant-Lite 2nd			Ocwen Loan Servicing LLC Term Loan B
Lien Term Loan			5.500% due 02/15/18 (Ê)	908	888
6.750% due 03/13/22 (Ê)	380	341	Opal Acquisition, Inc.
Natural Resource Partners, LP / NRP			8.875% due 12/15/21 (Þ)	3,850	3,143
Finance Corp.			Optimas OE Solutions Holding LLC /
9.125% due 10/01/18	2,360	1,605	Optimas OE Solutions, Inc.
Navient Corp.			8.625% due 06/01/21 (Þ)	2,770	1,994
Series MTN			OSG Bulk Ships, Inc. Term Loan B
4.875% due 06/17/19	1,920	1,839	1.000% due 08/05/19 (Ê)(v)	287	272
Navistar, Inc. 1st Lien Term Loan B			PACCAR Financial Corp.
6.500% due 08/07/20 (Ê)	499	469	1.236% due 12/06/18 (Ê)	275	276
NBTY, Inc.			Party City Holdings, Inc.
7.625% due 05/15/21 (Å)	980	1,002	6.125% due 08/15/23 (Þ)	1,695	1,772
NBTY, Inc. Term Loan B			Patterson Co. 2nd Lien Term Loan
1.000% due 04/26/23 (v)	500	501	1.000% due 08/28/23 (Ê)(v)	3,490	3,420
			Pelican Products, Inc. Covenant-Lite
Neiman Marcus Group, Ltd. LLC			Term Loan
8.750% due 10/15/21 (Þ)	1,835	1,523	5.250% due 04/11/20 (Ê)	968	924
Neptune Finco Corp. Term Loan B			PET Acquisition Merger Sub LLC Term
5.000% due 10/09/22 (Ê)	750	752	Loan B1
New Millennium Holdco, Inc. Exit Term			5.750% due 01/26/23 (Ê)	414	417
Loan			PetSmart, Inc. Term Loan B
7.500% due 12/21/20 (Ê)	507	378	4.250% due 03/10/22 (Ê)	1,980	1,973
Newell Brands, Inc.			Pfizer, Inc.
3.750% due 10/01/21 (Å)	2,265	2,737	0.768% due 05/15/17 (Ê)	1,835	1,836
Newfield Exploration Co.			PFS Acquisition LLC 2nd Lien Term
5.375% due 01/01/26	410	406	Loan
Nielsen Finance LLC / Nielsen Finance			8.250% due 01/31/22 (Ê)	7,390	5,180
Co.			PGX Holdings, Inc. Covenant-Lite 1st
5.000% due 04/15/22 (Þ)	1,055	1,076	Lien Term Loan
Nissan Auto Receivables Owner Trust			5.750% due 08/21/20 (Ê)	476	474
Series 2013-C Class A3			PHI, Inc.
0.670% due 08/15/18	769	768	5.250% due 03/15/19	1,755	1,618
Series 2014-A Class A3			Pilgrim's Pride Corp.
0.720% due 08/15/18	494	494	5.750% due 03/15/25 (Þ)	1,065	1,084
Series 2016-A Class A2A			Pinnacle Foods Finance LLC
1.060% due 02/15/19	500	501	4.875% due 05/01/21	1,400	1,428
North American Lifting Holdings, Inc.			Pipeline Supply and Service LLC Term
1st Lien Term Loan			Loan B
5.500% due 11/27/20 (Ê)	978	717	5.500% due 01/28/20 (Ê)	490	318
North American Lifting Holdings, Inc.			Plantronics, Inc.
Covenant-Lite 2nd Lien Term Loan			5.500% due 05/31/23 (Þ)	900	902
10.000% due 11/27/21 (Ê)	250	165
North Atlantic Trading Co., Inc. 1st Lien			Plastipak Holdings, Inc.
Term Loan B			6.500% due 10/01/21 (Þ)	1,180	1,198
7.750% due 01/13/20 (Ê)	2,368	2,330	Post Holdings, Inc.
			6.000% due 12/15/22 (Þ)	1,165	1,196
Novelis, Inc.			7.750% due 03/15/24 (Þ)	55	60
8.375% due 12/15/17	735	749
8.750% due 12/15/20	2,975	3,072	PQ Corp. Term Loan
			1.000% due 10/14/22 (v)	1,000	1,005
NRG Energy, Inc.			Pre-Paid Legal Services, Inc. 2nd Lien
6.250% due 07/15/22	1,500	1,470	Term Loan

See accompanying notes which are an integral part of the financial statements.

290 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
10.250% due 07/01/20 (Ê)	500	494	Sabine Pass Liquefaction LLC
Prime Security Services Borrower LLC			5.625% due 02/01/21	5,467	5,433
Term Loan			5.625% due 04/15/23	165	162
1.000% due 04/21/22 (Ê)(v)(ƒ)	125	125	Series WI
PSPC Escrow Corp.			5.625% due 03/01/25	1,655	1,613
6.000% due 02/01/23 (Þ)	810	816	Samsonite International SA Term Loan B
Series REGS			1.000% due 04/05/23 (v)	1,000	1,007
6.000% due 02/01/23	1,495	1,506
Puttable Floating Option Taxable Notes			Scientific Games International, Inc.
			7.000% due 01/01/22 (Þ)	1,700	1,733
General Obligation Unlimited			Scientific Games International, Inc.
0.690% due 08/01/49 (Å)(Ê)	300	300	Covenant-Lite Term Loan B1
Qualitytech, LP/QTS Finance Corp.			6.000% due 10/18/20 (Ê)	2,199	2,163
Series WI			SCS Holdings, Inc. 1st Lien Term Loan
5.875% due 08/01/22	2,580	2,644	6.000% due 10/30/22 (Ê)	494	495
Quincy Newspapers, Inc.			Sealed Air Corp.
5.500% due 11/02/22 (Ê)	491	491	Series REGS
Radio One, Inc.			4.500% due 09/15/23	1,670	2,044
7.375% due 04/15/22 (Þ)	100	92	SeaWorld Parks & Entertainment, Inc.
Range Resources Corp.			Incremental Term Loan 3
Series WI			4.000% due 05/14/20 (Ê)	441	440
4.875% due 05/15/25	1,235	1,144	Sequa Corp.
RBS Capital Trust B			7.000% due 12/15/17 (Þ)	2,095	309
6.800% due 12/31/49 (ƒ)	1,000	993	Serta Simmons Bedding LLC
RCN Telecom Services LLC / RCN			8.125% due 10/01/20 (Þ)	3,020	3,179
Capital Corp.			Shale-Inland Holdings LLC / Shale-
8.500% due 08/15/20 (Þ)	3,996	4,046	Inland Finance Corp.
Real Alloy Holding, Inc.			8.750% due 11/15/19 (Þ)	2,030	1,309
10.000% due 01/15/19 (Þ)	5,010	5,010	Signode Industrial Group US, Inc.
Regatta V Funding, Ltd.			Covenant-Lite 1st Lien Term Loan B
			3.750% due 05/01/21 (Ê)	972	962
Series 2014-1A Class D
5.519% due 10/25/26 (Å)(Ê)	671	514	Simmons Foods, Inc.
RegionalCare Hospital Partners			7.875% due 10/01/21 (Þ)	460	396
Holdings, Inc.			Sinclair Television Group, Inc.
8.250% due 05/01/23 (Å)	2,350	2,444	5.375% due 04/01/21	1,330	1,380
Renaissance Learning, Inc. Term Loan			6.375% due 11/01/21	195	206
4.500% due 04/09/21 (Ê)	980	959	SIRVA Worldwide, Inc. Term Loan
Rent-A-Center, Inc.			7.500% due 03/27/19 (Ê)	1,907	1,802
6.625% due 11/15/20	1,700	1,509	Six Flags Entertainment Corp.
4.750% due 05/01/21	370	300	5.250% due 01/15/21 (Þ)	2,220	2,298
RentPath, Inc. Covenant-Lite 1st Lien			SolarWinds Holdings, Inc. Term Loan
Term Loan			6.500% due 02/05/23 (Ê)	150	150
6.250% due 12/17/21 (Ê)	1,975	1,748	Solera LLC / Solera Finance, Inc.
Revlon Consumer Products Corp.			10.500% due 03/01/24 (Å)	480	503
5.750% due 02/15/21	3,480	3,537	Solera LLC Term Loan B
Reynolds Group Issuer, Inc.			5.750% due 03/04/23 (Ê)	471	473
5.750% due 10/15/20	2,605	2,703	SourceHOV LLC 1st Lien Term Loan B
6.875% due 02/15/21	5	5	7.750% due 10/31/19 (Ê)	956	635
8.250% due 02/15/21	40	41
Rib Floater Trust Various States Revenue			Sprint Communications, Inc.
Bonds			8.375% due 08/15/17	2,265	2,310
0.550% due 11/25/17 (µ)(Å)(Ê)	500	500	6.000% due 11/15/22	2,075	1,526
Rite Aid Corp.			Sprint Corp.
6.125% due 04/01/23 (Þ)	1,125	1,199	Series WI
Riverbed Technology, Inc. Term Loan B			7.250% due 09/15/21	3,395	2,741
6.000% due 04/27/22 (Ê)	1,951	1,962	Standard Industries, Inc.
Rovi Solutions Corp. Syndicated Loans			5.125% due 02/15/21 (Þ)	435	452
Covenant-Lite Term Loan B			5.500% due 02/15/23 (Þ)	2,575	2,694
3.750% due 07/02/21 (Ê)	983	946	Staples Escrow LLC
RP Crown Parent LLC Term Loan			1.000% due 02/02/22 (Ê)(ƒ)	500	501
6.000% due 12/21/18 (Ê)	978	926	Steak N' Shake Operations, Inc. Term
RPI Finance Trust Term Loan B4			Loan
3.500% due 12/11/20	988	992	4.750% due 03/19/21 (Ê)	717	702

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 291

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sterling Midco Holdings, Inc. 2nd Lien			United Rentals NA, Inc.
Covenant-Lite Term Loan			7.625% due 04/15/22	1,260	1,345
1.000% due 06/19/23 (Ê)(v)	3,960	3,772
Suburban Propane Partners, LP/			United States Treasury Notes
Suburban Energy Finance Corp.			2.250% due 11/15/24	1,500	1,560
7.375% due 08/01/21	1,440	1,483	Univision Communications, Inc.
5.750% due 03/01/25	565	557	6.750% due 09/15/22 (Þ)	995	1,055
Summit Materials LLC / Summit			5.125% due 05/15/23 (Þ)	520	524
Materials Finance Corp.			US Foods, Inc.
Series WI			8.500% due 06/30/19	12,480	12,808
6.125% due 07/15/23	2,560	2,579	UTEX Industries, Inc. Covenant-Lite 1st
Summit Midstream Holdings LLC /			Lien Term Loan B
Summit Midstream Finance Corp.			5.000% due 05/22/21 (Ê)	1,179	908
5.500% due 08/15/22	240	194	UTEX Industries, Inc. Covenant-Lite
SunCoke Energy Partners, LP / SunCoke			2nd Lien Term Loan B
Energy Partners Finance Corp.			8.250% due 05/22/22 (Å)(Ê)	1,910	1,089
7.375% due 02/01/20 (Þ)	2,750	2,103	Valeant Pharmaceuticals International,
Surgery Center Holdings, Inc.			Inc.
8.875% due 04/15/21 (Þ)	2,030	2,030	6.750% due 08/15/18 (Þ)	420	405
			5.375% due 03/15/20 (Þ)	1,800	1,594
Surgical Care Affiliates, Inc.			5.625% due 12/01/21 (Þ)	1,685	1,428
6.000% due 04/01/23 (Þ)	2,350	2,373
TCH-2 Holdings LLC Covenant-Lite 1st			5.875% due 05/15/23 (Þ)	1,930	1,616
Lien Term Loan			Valeant Pharmaceuticals International,
5.500% due 05/12/21 (Ê)	1,381	1,322	Inc. 1st Lien Term Loan B
TCH-2 Holdings LLC Covenant-Lite 2nd			3.750% due 04/02/22 (Ê)	593	578
Lien Term Loan			Varsity Brands, Inc. 1st Lien Term Loan
8.750% due 11/12/21 (Ê)	500	440	5.000% due 12/11/21	1,234	1,236
Team Health, Inc.			Verdesion Life Sciences LLC Term Loan
7.250% due 12/15/23 (Þ)	1,940	2,060	6.000% due 07/01/20 (Ê)	1,410	1,325
Tenet Healthcare Corp.			Vertellus Specialties, Inc. Term Loan B
4.375% due 10/01/21	1,490	1,494	10.500% due 10/31/19 (Ê)	369	241
Series WI			Vince LLC 1st Lien Term Loan B
6.750% due 06/15/23	1,320	1,303	5.750% due 11/27/19 (Ê)	257	237
TerraForm Power Operating LLC			Vizient, Inc.
5.875% due 02/01/23 (Þ)	1,535	1,339	10.375% due 03/01/24 (Þ)	4,040	4,363
The Active Network, Inc. 1st Lien Term			VWR Funding, Inc.
Loan			4.625% due 04/15/22 (Þ)	2,475	2,816
5.500% due 11/15/20 (Ê)	1,227	1,166	Series REGS
T-Mobile USA, Inc.			4.625% due 04/15/22	405	461
6.542% due 04/28/20	130	134	Walter Investment Management Corp.
6.633% due 04/28/21	285	300
6.000% due 03/01/23	2,220	2,331	Series WI
			7.875% due 12/15/21	1,175	778
TMS International Corp.			Washington Inventory Service 2nd Lien
7.625% due 10/15/21 (Þ)	2,420	1,694	Term Loan
Toyota Auto Receivables Owner Trust			10.250% due 06/20/19 (Ê)	2,600	1,690
Series 2015-B Class A2A			Watco Cos. LLC / Watco Finance Corp.
0.770% due 11/15/17	449	449	6.375% due 04/01/23 (Þ)	1,610	1,602
TransDigm, Inc.			Wayne Merger Sub LLC
5.500% due 10/15/20	4,390	4,456	8.250% due 08/01/23 (Þ)	4,680	4,657
6.000% due 07/15/22	710	719	Western Digital Corp. Term Loan B
TreeHouse Foods, Inc.			1.000% due 03/16/23 (v)	250	244
6.000% due 02/15/24 (Þ)	1,620	1,723	William Morris Endeavor Entertainment
Tribune Media Co. Term Loan			LLC Covenant-Lite Term Loan
3.750% due 12/27/20 (Ê)	496	495	5.250% due 05/06/21 (Ê)	1,474	1,470
Tronox Finance LLC			WMG Acquisition Corp.
6.375% due 08/15/20	795	676	6.750% due 04/15/22 (Þ)	4,020	3,980
7.500% due 03/15/22 (Þ)	1,370	1,137	Series REGS
TruGreen Limited Partnership 1st Lien			6.250% due 01/15/21	2,556	2,984
Term Loan B			World Endurance Holdings Term Loan
6.000% due 03/29/23	250	251	5.250% due 06/26/21 (Ê)	987	980
United Airlines, Inc. Term Loan B			Zayo Group LLC / Zayo Capital, Inc.
3.250% due 04/01/19 (Ê)	977	975

See accompanying notes which are an integral part of the financial statements.

292 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series WI			United States - 0.0%
6.000% due 04/01/23	8,250	8,477	Educational Management Corp.(Æ)
ZF NA Capital, Inc.			2021 Warrants		1,564,221	—
4.500% due 04/29/22 (Þ)	2,055	2,104
		554,980	Total Warrants & Rights
Venezuela, Bolivarian Republic of - 1.3%			(cost $—)			—
Petroleos de Venezuela SA
5.375% due 04/12/27	15,000	5,273	Short-Term Investments - 10.0%
Series REGS			Argentina - 0.2%
8.500% due 11/02/17	2,667	1,560	Argentina Bonar Bonds
9.000% due 11/17/21	5,000	1,968	Series X
6.000% due 05/16/24	13,000	4,420	7.000% due 04/17/17		750	765
9.750% due 05/17/35	2,000	800	Letras del Banco Central de la Republic
5.500% due 04/12/37	9,000	3,172	Argentina
Venezuela Government International			Series ARS
Bond
Series REGS			4.776% due 12/21/16	ARS	3,100	183
13.625% due 08/15/18	1,800	1,094	Letras del Banco Central de la Republica
7.000% due 12/01/18	3,000	1,350	Argentina
7.750% due 10/13/19	4,000	1,605	Series ARS
		21,242	Zero coupon due 06/22/16	ARS	24,410	1,622
Vietnam - 0.1%			Zero coupon due 09/14/16	ARS	9,420	591
Vietnam Government International Bond			4.776% due 12/28/16	ARS	2,330	136
6.750% due 01/29/20 (Þ)	1,500	1,669				3,297
			Australia - 0.2%
Total Long-Term Fixed Income			Australia & New Zealand Banking
Investments			Group, Ltd.
(cost $1,496,694)		1,444,839	0.808% due 07/15/16 (Ê)(Þ)		150	150
			1.009% due 01/10/17 (Å)(Ê)		500	501
Common Stocks - 0.0%			Westpac Banking Corp.
United States - 0.0%
Educational Management(Æ)(Þ)	4,460,190	2	1.059% due 11/25/16 (Ê)		1,875	1,878
Millennium Health LLC(Æ)	14,862	89				2,529
		91	Brazil - 0.1%
			Brazil Letras do Tesouro Nacional
Total Common Stocks			Series LTN
(cost $435)		91	Zero coupon due 07/01/16	BRL	2,670	759
			Canada - 0.1%
Preferred Stocks - 0.1%			Royal Bank of Canada
Netherlands - 0.0%			0.747% due 09/06/16 (Ê)(Þ)		1,875	1,875
ING Groep NV(Æ)	30,000	772	China - 0.1%
			China Government Bond
Spain - 0.0%			1.400% due 08/18/16	CNY	13,500	2,057
Santander Finance Preferred SAU(Æ)	5,850	149	Netherlands - 0.1%

United Kingdom - 0.1%			Shell International Finance BV
Barclays Bank PLC(Æ)	45,000	1,165	0.828% due 11/15/16 (Ê)		2,250	2,251
			Portugal - 0.0%
United States - 0.0%			BCP Finance Bank, Ltd.
Aareal Bank Capital Funding Trust	8,908	260	0.566% due 12/21/16 (Ê)	EUR	600	579
Deutsche Bank Contingent Capital Trust			Sweden - 0.0%
II(Æ)	10,000	249	Nordea Bank AB
Education Management Corp.(Æ)	2,128	4	1.250% due 04/04/17 (Å)		500	501
		513	United States - 9.1%
			American Express Credit Corp.
Total Preferred Stocks			1.148% due 07/29/16 (Ê)		835	836
(cost $2,845)		2,599	Anheuser-Busch InBev Finance, Inc.
			0.824% due 01/27/17 (Ê)		820	819
Warrants & Rights - 0.0%

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 293

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Anheuser-Busch InBev Worldwide, Inc.				0.003% due 08/11/16 (§)(~)	10,000	9,993
Zero coupon due 12/09/16 (Þ)(~)	300		298	Verizon Communications, Inc.
Apple, Inc.				Series FRN
0.669% due 05/03/16 (Ê)	725		725	2.164% due 09/15/16 (Ê)	1,875	1,884
AT&T, Inc.				Wells Fargo Bank NA
2.400% due 08/15/16	1,820		1,829	Series CD
Bank of America NA				1.028% due 04/13/17 (Ê)(~)	1,800	1,800
1.088% due 02/14/17 (Ê)	1,905		1,906	WPX Energy, Inc.
Citigroup, Inc.				5.250% due 01/15/17	3,480	3,528
1.298% due 11/15/16 (Ê)	2,150		2,152			148,780
ConocoPhillips Canada Funding Co. I				Venezuela, Bolivarian Republic of - 0.1%
5.625% due 10/15/16	1,500		1,531	Petroleos de Venezuela SA
CRC Funding LLC				Series REGS
Zero coupon due 06/16/16 (ç)(Þ)(~)	800		799	5.250% due 04/12/17	2,600	1,423
Eni Finance USA, Inc.				Total Short-Term Investments
Zero coupon due 05/17/16 (Å)(ç)(~)	1,400		1,399	(cost $165,126)		164,051
Federal Home Loan Bank Discount
Notes				Total Investments 97.9%
Zero coupon due 05/02/16	600		600	(identified cost $1,665,100)		1,611,580
General Electric Co.
0.788% due 02/15/17 (Ê)	2,000		1,999	Other Assets and Liabilities, Net
General Mills, Inc.				- 2.1%		34,323
5.700% due 02/15/17	500		519	Net Assets - 100.0%		1,645,903
Johnson & Johnson
0.706% due 11/28/16 (Ê)	710		710
JPMorgan Chase & Co.
Series MTN
1.068% due 11/18/16 (Ê)	1,620		1,620
National Bank of Canada
Zero coupon due 06/22/16 (ç)(Þ)(~)	1,300		1,299
Ontario Teachers' Finance Trust
Zero coupon due 12/02/16 (Þ)(~)	1,000		995
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Þ)	2,030		1,685
12.000% due 12/30/16 (Å)	3,700		2,960
Private Export Funding Corp.
Zero coupon due 06/20/16 (ç)(Þ)(~)	1,000		999
Russell U.S. Cash Management Fund	94,542,049	(8)	94,542
Sprint Communications, Inc.
9.125% due 03/01/17	410		423
Sumitomo Mitsui Banking Corp.
0.700% due 05/03/16 (ç)(~)	400		400
Toyota Motor Credit Corp.
0.908% due 05/17/16 (Ê)	2,070		2,070
UBS AG
Series GMTN
1.130% due 09/26/16 (Ê)	1,860		1,862
United States Treasury Bills
0.003% due 06/16/16 (§)(ç)(~)	1,700		1,700
0.003% due 06/23/16 (§)(ç)(~)	2,000		1,999
0.003% due 07/21/16 (§)(~)	2,900		2,899

See accompanying notes which are an integral part of the financial statements.

294 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.0%
Altice Financing SA	04/18/16		285,000	100.00	285	285
Altice US Finance I Corp.	04/19/16		1,250,000	100.00	1,250	1,262
Australia & New Zealand Banking Group, Ltd.	04/06/16		500,000	100.09	500	501
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/14/16		61,000	100.00	61	61
Benefit Street Partners CLO III, Ltd.	03/15/16		500,000	66.27	331	382
Blue Coat Holdings, Inc.	05/19/15		250,000	100.00	250	263
BMBG Bond Finance SCA	04/09/14	EUR	1,325,000	138.52	1,835	1,519
BMW US Capital LLC	04/04/16		2,655,000	99.96	2,654	2,661
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15		500,000	99.59	498	453
CPM Holdings, Inc. 2nd Lien Term Loan	04/02/15		3,070,000	97.50	2,993	2,886
Eni Finance USA, Inc.	04/25/16		1,400,000	99.96	1,399	1,399
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		2,000,000	98.00	1,960	1,400
Harland Clarke Holdings Corp.	02/02/16		100,000	84.27	84	91
Linn Energy LLC / Linn Energy Finance Corp.	11/20/15		1,248,000	199.95	2,495	237
LKQ Italia Bondco SpA	04/07/16	EUR	1,160,000	113.72	1,319	1,383
Mallinckrodt International Finance SA	09/09/15		82,000	100.00	82	77
MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer, Inc.	04/06/16		1,535,000	100.00	1,535	1,600
NBTY, Inc.	04/21/16		980,000	100.00	980	1,002
Newell Brands, Inc.	04/15/16	EUR	2,265,000	112.84	2,556	2,737
Nordea Bank AB	04/06/16		500,000	99.99	500	501
Optima Specialty Steel, Inc.	01/20/15		3,700,000	100.00	3,700	2,960
Puttable Floating Option Taxable Notes General Obligation Unlimited	04/05/16		300,000	100.00	300	300
Regatta V Funding, Ltd.	03/11/16		671,000	73.22	491	514
RegionalCare Hospital Partners Holdings, Inc.	04/22/16		2,350,000	101.89	2,394	2,444
Rib Floater Trust Various States Revenue Bonds	04/04/16		500,000	100.00	500	500
Solera LLC / Solera Finance, Inc.	02/29/16		480,000	95.06	456	503
UTEX Industries, Inc. Covenant-Lite 2nd Lien Term Loan B	05/16/14		1,910,000	99.50	1,900	1,089
Wind Acquisition Finance SA	04/11/16		3,710,000	92.78	3,442	3,302
						32,312
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro-Bobl Futures	42	EUR	5,496	06/16	(13)
Euro-Bund Futures	8	EUR	1,295	06/16	(8)
Euro-Schatz Futures	37	EUR	4,135	06/16	(5)
Long Gilt Futures	9	GBP	1,076	06/16	(19)
United States 2 Year Treasury Note Futures	306	USD	66,899	06/16	(16)
United States 5 Year Treasury Note Futures	550	USD	66,503	06/16	(10)
United States 10 Year Treasury Note Futures	482	USD	62,690	06/16	(165)
United States Long Bond Futures	99	USD	16,168	06/16	(127)
United States Ultra Bond Futures	7	USD	1,200	06/16	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(378)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	276	BRL	1,024	05/20/16	20

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 295

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	277	BRL	1,050	05/20/16	27
Bank of America	USD	695	BRL	2,478	05/20/16	21
Bank of America	USD	1,039	BRL	4,353	05/20/16	220
Bank of America	USD	23	CZK	549	05/20/16	1
Bank of America	USD	194	CZK	4,630	05/20/16	2
Bank of America	USD	951	CZK	22,580	05/20/16	5
Bank of America	USD	3,699	CZK	89,554	05/20/16	94
Bank of America	USD	5,333	GBP	3,700	05/11/16	74
Bank of America	USD	182	HKD	1,415	05/20/16	—
Bank of America	USD	29	HUF	7,993	05/20/16	1
Bank of America	USD	192	HUF	52,781	05/20/16	2
Bank of America	USD	16,015	IDR	211,552,000	05/09/16	14
Bank of America	USD	45	IDR	597,090	05/20/16	—
Bank of America	USD	281	IDR	3,752,595	05/20/16	3
Bank of America	USD	578	IDR	7,649,364	05/20/16	1
Bank of America	USD	1,072	IDR	14,758,302	05/20/16	44
Bank of America	USD	15	KRW	18,399	05/20/16	1
Bank of America	USD	938	KRW	1,088,748	05/20/16	12
Bank of America	USD	3,611	KRW	4,418,191	05/20/16	242
Bank of America	USD	1	MYR	5	05/20/16	—
Bank of America	USD	816	MYR	3,182	05/20/16	(4)
Bank of America	USD	648	PHP	29,927	05/20/16	(13)
Bank of America	USD	72	PLN	286	05/20/16	3
Bank of America	USD	189	PLN	720	05/20/16	(1)
Bank of America	USD	944	PLN	3,536	05/20/16	(18)
Bank of America	USD	3,535	PLN	14,015	05/20/16	136
Bank of America	USD	277	RUB	19,430	05/20/16	21
Bank of America	USD	1,080	RUB	86,173	05/20/16	245
Bank of America	USD	945	SGD	1,284	05/20/16	9
Bank of America	USD	3,617	SGD	5,096	05/20/16	171
Bank of America	USD	46	TRY	141	05/20/16	4
Bank of America	USD	154	TRY	472	05/20/16	13
Bank of America	USD	280	TRY	801	05/20/16	5
Bank of America	USD	933	TRY	2,671	05/20/16	17
Bank of America	USD	1,004	TRY	3,064	05/20/16	86
Bank of America	USD	3,347	TRY	10,213	05/20/16	287
Bank of America	USD	199	TWD	6,422	05/20/16	—
Bank of America	USD	277	ZAR	4,198	05/20/16	16
Bank of America	USD	1,083	ZAR	17,354	05/20/16	132
Bank of America	BRL	315	USD	83	05/20/16	(8)
Bank of America	BRL	743	USD	209	05/20/16	(6)
Bank of America	BRL	3,414	USD	920	05/20/16	(67)
Bank of America	BRL	14,510	USD	3,468	05/20/16	(726)
Bank of America	CZK	1,831	USD	76	05/20/16	(2)
Bank of America	CZK	6,774	USD	285	05/20/16	(2)
Bank of America	CZK	15,435	USD	645	05/20/16	(8)
Bank of America	CZK	26,866	USD	1,110	05/20/16	(28)
Bank of America	GBP	3,700	USD	5,203	05/11/16	(203)
Bank of America	HKD	2,210	USD	285	05/20/16	—
Bank of America	HKD	8,522	USD	1,094	05/20/16	(5)
Bank of America	HUF	78,221	USD	284	05/20/16	(3)
Bank of America	HUF	309,947	USD	1,108	05/20/16	(30)
Bank of America	IDR	179,127	USD	13	05/20/16	—
Bank of America	IDR	2,294,809	USD	173	05/20/16	—
Bank of America	IDR	12,508,650	USD	938	05/20/16	(9)
Bank of America	IDR	49,194,339	USD	3,574	05/20/16	(148)

See accompanying notes which are an integral part of the financial statements.

296 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	IDR	211,552,000	USD	15,958	06/02/16	(13)
Bank of America	KRW	870,842	USD	758	05/20/16	(1)
Bank of America	MYR	3,710	USD	942	05/20/16	(5)
Bank of America	MYR	15,207	USD	3,600	05/20/16	(279)
Bank of America	PHP	96	USD	2	05/20/16	—
Bank of America	PHP	43,790	USD	941	05/20/16	11
Bank of America	PHP	173,220	USD	3,609	05/20/16	(69)
Bank of America	PLN	86	USD	22	05/20/16	(1)
Bank of America	PLN	1,061	USD	283	05/20/16	5
Bank of America	PLN	2,401	USD	631	05/20/16	2
Bank of America	PLN	4,205	USD	1,060	05/20/16	(41)
Bank of America	RUB	8,039	USD	111	05/20/16	(13)
Bank of America	RUB	17,668	USD	263	05/20/16	(9)
Bank of America	SGD	891	USD	656	05/20/16	(7)
Bank of America	TRY	539	USD	187	05/20/16	(4)
Bank of America	TRY	1,796	USD	624	05/20/16	(15)
Bank of America	TWD	171	USD	5	05/20/16	—
Bank of America	TWD	9,196	USD	283	05/20/16	(2)
Bank of America	TWD	36,434	USD	1,091	05/20/16	(36)
Bank of America	ZAR	3,436	USD	234	05/20/16	(7)
Barclays	USD	185	BRL	686	05/03/16	15
Barclays	USD	356	BRL	1,305	05/03/16	23
Barclays	USD	420	BRL	1,448	05/03/16	1
Barclays	USD	611	BRL	2,110	05/03/16	2
Barclays	USD	641	BRL	2,212	05/03/16	2
Barclays	USD	652	BRL	2,326	05/03/16	24
Barclays	USD	499	HUF	137,758	05/18/16	6
Barclays	USD	1,324	HUF	362,083	05/18/16	5
Barclays	USD	1,138	IDR	15,079,901	05/18/16	3
Barclays	USD	756	INR	50,636	05/18/16	4
Barclays	USD	9	MXN	167	05/18/16	—
Barclays	USD	993	MYR	3,856	05/18/16	(9)
Barclays	USD	22	PLN	82	05/18/16	—
Barclays	USD	1,196	PLN	4,520	05/18/16	(12)
Barclays	USD	1,869	PLN	7,000	05/18/16	(36)
Barclays	USD	10	RON	39	05/18/16	—
Barclays	USD	374	RON	1,464	05/18/16	—
Barclays	USD	469	RUB	31,219	05/18/16	11
Barclays	USD	556	TRY	1,587	05/18/16	9
Barclays	BRL	686	USD	199	05/03/16	(1)
Barclays	BRL	1,305	USD	378	05/03/16	(1)
Barclays	BRL	1,448	USD	392	05/03/16	(29)
Barclays	BRL	2,110	USD	590	05/03/16	(23)
Barclays	BRL	2,212	USD	610	05/03/16	(33)
Barclays	BRL	2,326	USD	674	05/03/16	(2)
Barclays	BRL	1,256	USD	350	06/02/16	(12)
Barclays	BRL	2,326	USD	646	06/02/16	(23)
Barclays	EUR	486	PLN	2,092	05/18/16	(9)
Barclays	HUF	268,185	USD	963	05/18/16	(21)
Barclays	IDR	3,701,040	USD	280	05/18/16	—
Barclays	IDR	15,079,901	USD	1,143	05/18/16	1
Barclays	IDR	3,478,800	USD	260	07/18/16	—
Barclays	IDR	15,079,901	USD	1,127	07/18/16	(1)
Barclays	MYR	3,935	USD	1,000	05/18/16	(4)
Barclays	PEN	1,048	USD	318	06/17/16	—
Barclays	PHP	14,452	USD	313	05/18/16	6

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 297

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	RUB	85,239	USD	1,286	05/18/16	(25)
Barclays	ZAR	8,773	EUR	510	05/18/16	(30)
Barclays	ZAR	23,006	USD	1,558	05/18/16	(53)
BNP Paribas	USD	238	COP	679,416	05/04/16	—
Citigroup	USD	870	ARS	14,059	06/14/16	85
Citigroup	USD	202	MYR	781	05/18/16	(3)
Citigroup	USD	1,254	NGN	273,983	06/24/16	63
Citigroup	RUB	32,764	USD	488	05/18/16	(16)
Credit Suisse	BRL	3,053	USD	883	05/04/16	(5)
HSBC	USD	660	HUF	179,578	05/18/16	(1)
HSBC	USD	1,850	PEN	6,028	05/18/16	(18)
HSBC	PEN	3,495	USD	1,039	06/17/16	(20)
JPMorgan Chase	USD	185	BRL	686	05/03/16	15
JPMorgan Chase	USD	652	BRL	2,326	05/03/16	24
JPMorgan Chase	USD	784	BRL	2,870	05/03/16	51
JPMorgan Chase	USD	897	BRL	3,094	05/03/16	3
JPMorgan Chase	USD	362	HUF	99,104	05/18/16	2
JPMorgan Chase	USD	1,139	IDR	15,079,901	05/18/16	2
JPMorgan Chase	USD	757	INR	50,636	05/18/16	3
JPMorgan Chase	USD	8,066	MXN	142,800	05/18/16	222
JPMorgan Chase	USD	688	MYR	2,657	05/18/16	(10)
JPMorgan Chase	USD	792	MYR	3,063	05/18/16	(11)
JPMorgan Chase	USD	374	RON	1,464	05/18/16	—
JPMorgan Chase	USD	899	RUB	59,830	05/18/16	21
JPMorgan Chase	USD	5,291	THB	185,937	05/18/16	30
JPMorgan Chase	USD	556	TRY	1,587	05/18/16	9
JPMorgan Chase	BRL	686	USD	199	05/03/16	(1)
JPMorgan Chase	BRL	2,326	USD	674	05/03/16	(2)
JPMorgan Chase	BRL	2,870	USD	832	05/03/16	(3)
JPMorgan Chase	BRL	3,094	USD	838	05/03/16	(62)
JPMorgan Chase	BRL	2,326	USD	646	06/02/16	(23)
JPMorgan Chase	BRL	10,812	USD	2,527	07/05/16	(555)
JPMorgan Chase	BRL	11,675	USD	2,740	07/05/16	(587)
JPMorgan Chase	COP	426,702	USD	144	05/18/16	(5)
JPMorgan Chase	EUR	486	PLN	2,092	05/18/16	(9)
JPMorgan Chase	HUF	268,185	USD	965	05/18/16	(19)
JPMorgan Chase	IDR	15,079,901	USD	1,144	05/18/16	3
JPMorgan Chase	IDR	15,079,901	USD	1,127	07/18/16	—
JPMorgan Chase	PEN	744	USD	221	06/17/16	(5)
JPMorgan Chase	RUB	85,239	USD	1,285	05/18/16	(26)
JPMorgan Chase	ZAR	3,348	USD	228	06/28/16	(5)
Royal Bank of Canada	USD	6,794	EUR	6,000	05/20/16	80
Royal Bank of Canada	USD	9,549	JPY	1,035,719	05/20/16	188
Royal Bank of Canada	CHF	1,960	USD	2,033	05/20/16	(12)
Royal Bank of Canada	CHF	6,533	USD	6,776	05/20/16	(39)
Royal Bank of Canada	SEK	16,521	USD	2,036	05/20/16	(23)
Standard Chartered	USD	310	ARS	5,441	11/23/16	28
Standard Chartered	USD	2,049	AUD	2,658	05/20/16	(29)
Standard Chartered	USD	9,564	AUD	12,406	05/20/16	(137)
Standard Chartered	USD	447	BRL	1,583	05/02/16	13
Standard Chartered	USD	185	BRL	686	05/03/16	15
Standard Chartered	USD	652	BRL	2,326	05/03/16	24
Standard Chartered	USD	2,612	BRL	9,379	06/02/16	88
Standard Chartered	USD	4,288	BRL	15,401	06/02/16	146
Standard Chartered	USD	1,734	BRL	6,261	07/05/16	50
Standard Chartered	USD	6,707	CAD	8,648	05/20/16	185

See accompanying notes which are an integral part of the financial statements.

298 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	336	COP	1,002,338	05/12/16	15
Standard Chartered	USD	327	COP	1,002,338	05/18/16	24
Standard Chartered	USD	1,003	EUR	879	05/18/16	4
Standard Chartered	USD	1,141	IDR	15,079,901	05/18/16	1
Standard Chartered	USD	757	INR	50,636	05/18/16	3
Standard Chartered	USD	283	MXN	4,842	05/03/16	(1)
Standard Chartered	USD	58	MXN	1,010	05/18/16	1
Standard Chartered	USD	2,029	NOK	16,706	05/20/16	46
Standard Chartered	USD	582	PLN	2,224	05/04/16	—
Standard Chartered	USD	1,869	PLN	7,000	05/18/16	(36)
Standard Chartered	USD	280	RON	1,095	05/18/16	—
Standard Chartered	USD	374	RON	1,464	05/18/16	—
Standard Chartered	USD	140	THB	4,887	05/18/16	—
Standard Chartered	USD	350	TRY	982	05/18/16	—
Standard Chartered	USD	556	TRY	1,587	05/18/16	9
Standard Chartered	BRL	686	USD	199	05/03/16	(1)
Standard Chartered	BRL	2,326	USD	674	05/03/16	(2)
Standard Chartered	BRL	1,583	USD	443	06/02/16	(13)
Standard Chartered	BRL	2,326	USD	647	06/02/16	(23)
Standard Chartered	CAD	12,107	USD	9,390	05/20/16	(260)
Standard Chartered	COP	1,002,338	USD	327	05/12/16	(24)
Standard Chartered	EUR	487	PLN	2,092	05/18/16	(9)
Standard Chartered	EUR	502	ZAR	8,773	05/18/16	39
Standard Chartered	HUF	70,761	USD	260	05/18/16	—
Standard Chartered	HUF	268,185	USD	965	05/18/16	(19)
Standard Chartered	IDR	211,552,000	USD	15,930	05/09/16	(99)
Standard Chartered	IDR	15,079,901	USD	1,142	05/18/16	1
Standard Chartered	IDR	15,079,901	USD	1,128	07/18/16	1
Standard Chartered	MXN	9,945	USD	580	05/18/16	3
Standard Chartered	NGN	273,983	USD	1,230	06/24/16	(87)
Standard Chartered	NOK	55,687	USD	6,762	05/20/16	(154)
Standard Chartered	NOK	77,962	USD	9,466	05/20/16	(215)
Standard Chartered	RUB	85,239	USD	1,286	05/18/16	(25)
Standard Chartered	ZAR	2,276	USD	160	05/18/16	1
Standard Chartered	ZAR	23,006	USD	1,560	05/18/16	(52)
Standard Chartered	ZAR	10,085	USD	686	06/28/16	(15)
State Street	USD	100	CZK	2,435	05/20/16	3
State Street	USD	558	EUR	491	05/06/16	4
State Street	USD	6,509	EUR	5,727	05/06/16	49
State Street	USD	2,039	NZD	2,941	05/20/16	12
State Street	USD	6,796	NZD	9,802	05/20/16	41
State Street	USD	9,515	NZD	13,722	05/20/16	58
State Street	USD	3	PLN	12	05/20/16	—
State Street	USD	4	SGD	6	05/20/16	—
State Street	USD	—	TRY	1	05/20/16	—
State Street	USD	1	TRY	3	05/20/16	—
State Street	CHF	8	USD	8	05/06/16	—
State Street	CHF	224	USD	233	05/06/16	(1)
State Street	CZK	730	USD	30	05/20/16	(1)
State Street	DKK	3,200	USD	490	05/18/16	(3)
State Street	DKK	13,397	USD	2,038	05/20/16	(24)
State Street	DKK	44,655	USD	6,794	05/20/16	(80)
State Street	EUR	168	USD	189	05/06/16	(2)
State Street	EUR	585	USD	658	05/06/16	(12)
State Street	EUR	140,931	USD	160,367	05/06/16	(1,018)
State Street	EUR	13,317	USD	15,048	05/16/16	(206)

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 299

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	400	USD	449	05/18/16	(9)
State Street	EUR	10,000	USD	11,331	05/18/16	(124)
State Street	EUR	20,000	USD	22,889	05/18/16	(22)
State Street	GBP	20,745	USD	29,839	05/06/16	(471)
State Street	GBP	3,000	USD	4,292	05/18/16	(92)
State Street	GBP	6,670	USD	9,469	05/20/16	(278)
State Street	HKD	134	USD	17	05/20/16	—
State Street	HUF	8,356	USD	30	05/20/16	(1)
State Street	PLN	3	USD	1	05/20/16	—
State Street	ZAR	358	USD	22	05/20/16	(3)
UBS	USD	652	BRL	2,326	05/03/16	24
UBS	USD	1,934	BRL	6,674	05/03/16	6
UBS	USD	950	BRL	3,380	06/02/16	23
UBS	USD	950	BRL	3,380	06/02/16	23
UBS	USD	1,152	MXN	20,179	05/18/16	19
UBS	USD	570	MYR	2,245	05/18/16	2
UBS	USD	873	PLN	3,336	05/04/16	1
UBS	USD	1,868	PLN	7,000	05/18/16	(35)
UBS	BRL	2,326	USD	674	05/03/16	(2)
UBS	BRL	6,674	USD	1,870	05/03/16	(71)
UBS	BRL	2,326	USD	647	06/02/16	(23)
UBS	CLP	538,247	USD	797	05/18/16	(17)
UBS	EUR	486	PLN	2,092	05/18/16	(9)
UBS	RUB	85,239	USD	1,284	05/18/16	(27)
UBS	ZAR	23,006	USD	1,560	05/18/16	(52)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,529)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Morgan Stanley	USD	34,000	1.000%	06/20/21	(2,818)
CDX Emerging Markets Index	Morgan Stanley	USD	14,000	1.000%	06/20/21	(1,160)
CDX NA High Yield Index	Morgan Stanley	USD	33,000	5.000%	06/20/21	1,061
CDX NA High Yield Index	Morgan Stanley	USD	13,000	5.000%	06/20/21	418
iTraxx Europe Index	Morgan Stanley	EUR	15,000	5.000%	06/20/21	1,534
iTraxx Europe Index	Morgan Stanley	EUR	6,000	5.000%	06/20/21	614
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,409)(å)						(351)

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina	—	18,736		—	18,736	1.1
Armenia	—	998		—	998	0.1
Austria	—	1,203		—	1,203	0.1

See accompanying notes which are an integral part of the financial statements.

300 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Azerbaijan	—	1,797	—	1,797	0.1
Bahrain	—	2,003	—	2,003	0.1
Belgium	—	2,962	—	2,962	0.2
Brazil	—	32,543	—	32,543	2.0
Canada	—	29,950	—	29,950	1.8
Chile	—	8,293	—	8,293	0.5
China	—	5,216	—	5,216	0.3
Colombia	—	21,128	—	21,128	1.3
Costa Rica	—	5,527	—	5,527	0.3
Croatia	—	10,285	—	10,285	0.6
Denmark	—	—	460	460	—*
Dominican Republic	—	10,500	—	10,500	0.6
Egypt	—	7,742	—	7,742	0.5
El Salvador	—	7,844	—	7,844	0.5
Ethiopia	—	908	—	908	0.1
France	—	34,965	—	34,965	2.1
Gabon	—	437	—	437	—*
Germany	—	17,754	—	17,754	1.1
Ghana	—	4,974	—	4,974	0.3
Greece	—	3,246	—	3,246	0.2
Honduras	—	3,171	—	3,171	0.2
Hungary	—	22,741	—	22,741	1.4
Indonesia	—	46,496	—	46,496	2.8
Iraq	—	3,373	—	3,373	0.2
Ireland	—	18,852	—	18,852	1.1
Israel	—	7,376	—	7,376	0.4
Italy	—	19,098	—	19,098	1.2
Ivory Coast	—	1,365	—	1,365	0.1
Jersey	—	6,855	—	6,855	0.4
Kazakhstan	—	13,711	—	13,711	0.8
Kenya	—	2,916	—	2,916	0.2
Lebanon	—	3,278	—	3,278	0.2
Luxembourg	—	68,114	—	68,114	4.1
Malaysia	—	22,646	—	22,646	1.4
Mexico	—	51,386	—	51,386	3.1
Mongolia	—	6,561	—	6,561	0.4
Morocco	—	1,319	—	1,319	0.1
Mozambique	—	842	—	842	0.1
Netherlands	—	43,463	—	43,463	2.7
Nigeria	—	975	—	975	0.1
Pakistan	—	11,983	—	11,983	0.7
Panama	—	8,659	—	8,659	0.5
Paraguay	—	5,280	—	5,280	0.3

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 301

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Peru	—	8,668	—	8,668	0.5
Philippines	—	8,238	—	8,238	0.5
Poland	—	19,424	—	19,424	1.2
Portugal	—	133	—	133	—*
Romania	—	8,279	—	8,279	0.5
Russia	—	16,965	—	16,965	1.0
Serbia	—	7,140	—	7,140	0.4
Singapore	—	2,633	—	2,633	0.2
Slovenia	—	4,506	—	4,506	0.3
South Africa	—	39,901	—	39,901	2.4
Spain	—	3,845	—	3,845	0.2
Sri Lanka	—	9,271	—	9,271	0.6
Sweden	—	2,808	—	2,808	0.2
Switzerland	—	1,161	—	1,161	0.1
Thailand	—	16,093	—	16,093	1.0
Turkey	—	41,104	—	41,104	2.5
Ukraine	—	9,514	—	9,514	0.6
United Kingdom	—	67,334	—	67,334	4.1
United States	—	554,181	799	554,980	33.7
Venezuela, Bolivarian Republic of	—	21,242	—	21,242	1.3
Vietnam	—	1,669	—	1,669	0.1
Common Stocks
United States	—	89	2	91	—*
Preferred Stocks	2,595	4	—	2,599	0.1
Warrants & Rights	—	—	—	—	—
Short-Term Investments(a)	—	66,549	2,960	164,051	10.0
Total Investments	2,595	1,510,222	4,221	1,611,580	97.9
Other Assets and Liabilities, Net					2.1
					100.0
Other Financial Instruments
Futures Contracts	(378)	—	—	(378)	(—)*
Foreign Currency Exchange Contracts	9	(3,538)	—	(3,529)	(0.2)
Credit Default Swap Contracts	—	(351)	—	(351)	(—)*
Total Other Financial Instruments**	$(369)	$(3,889)	$—	$(4,258)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)   Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

302 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$3,822	$—
Credit default swap contracts, at fair value	3,627	—	—
Total	$3,627	$3,822	$—
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$—	$378
Unrealized depreciation on foreign currency exchange contracts	—	7,351	—
Credit default swap contracts, at fair value	3,978	—	—
Total	$3,978	$7,351	$378
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments**	$—	$(105)	$—
Futures contracts	—	—	5,056
Credit default swap contracts	5,447	—	—
Foreign currency-related transactions***	—	1,702	—
Total	$5,447	$1,597	$5,056
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(205)
Credit default swap contracts	(771)	—	—
Foreign currency-related transactions****	—	(6,805)	—
Total	$(771)	$(6,805)	$(205)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 303

Russell Investment Company
Russell Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$3,822	$—	$3,822
Futures Contracts	Variation margin on futures contracts	187	—	187
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,627	—	3,627
Total Financial and Derivative Assets		7,636	—	7,636
Financial and Derivative Assets not subject to a netting agreement		(3,828)	—	(3,828)
Total Financial and Derivative Assets subject to a netting agreement		$3,808	$—	$3,808

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,942	$1,655	$—	$287
Barclays	114	114	—	—
Citigroup	148	19	—	129
JPMorgan Chase	386	386	—	—
Royal Bank of Canada	268	74	—	194
Standard Chartered	684	538	—	146
State Street	168	168	—	—
UBS	98	98	—	—
Total	$3,808	$3,052	$—	$756

See accompanying notes which are an integral part of the financial statements.

304 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$18	$—	$18
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	7,351	—	7,351
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,978	—	3,978
Total Financial and Derivative Liabilities		11,347	—	11,347
Financial and Derivative Liabilities not subject to a netting agreement		(4,251)	—	(4,251)
Total Financial and Derivative Liabilities subject to a netting agreement		$7,096	$—	$7,096

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,784	$1,655	$—	$129
Barclays	326	114	—	212
Citigroup	19	19	—	—
HSBC	39	—	—	39
JPMorgan Chase	1,324	386	710	228
Royal Bank of Canada	74	74	—	—
Standard Chartered	1,201	538	—	663
State Street	2,093	168	—	1,925
UBS	236	98	—	138
Total	$7,096	$3,052	$710	$3,334

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 305

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,665,100
Investments, at fair value(>)	1,611,580
Cash (restricted)(a)(b)	11,785
Foreign currency holdings(^)	11,640
Unrealized appreciation on foreign currency exchange contracts	3,822
Receivables:
Dividends and interest	23,956
Dividends from affiliated Russell funds	40
Investments sold	15,125
Fund shares sold	995
Foreign capital gains taxes recoverable	132
Variation margin on futures contracts	187
Prepaid expenses	22
Credit default swap contracts, at fair value(+)	3,627
Total assets	1,682,911
Liabilities
Payables:
Due to custodian	1,927
Due to broker (c)	1,550
Investments purchased	18,034
Fund shares redeemed	2,635
Accrued fees to affiliates	1,059
Other accrued expenses	307
Variation margin on futures contracts	18
Deferred capital gains tax liability	149
Unrealized depreciation on foreign currency exchange contracts	7,351
Credit default swap contracts, at fair value(+)	3,978
Total liabilities	37,008
Net Assets	$1,645,903

See accompanying notes which are an integral part of the financial statements.

306 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$15,592
Accumulated net realized gain (loss)	(82,870)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(53,669)
Futures contracts	(378)
Credit default swap contracts	1,058
Foreign currency-related transactions	(3,143)
Shares of beneficial interest	1,760
Additional paid-in capital	1,767,553
Net Assets	$1,645,903
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.32
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.68
Class A — Net assets	$5,352,490
Class A — Shares outstanding ($.01 par value)	574,431
Net asset value per share: Class C(#)	$9.27
Class C — Net assets	$8,320,807
Class C — Shares outstanding ($.01 par value)	897,367
Net asset value per share: Class E(#)	$9.33
Class E — Net assets	$29,534,972
Class E — Shares outstanding ($.01 par value)	3,164,233
Net asset value per share: Class S(#)	$9.35
Class S — Net assets	$1,006,063,129
Class S — Shares outstanding ($.01 par value)	107,609,796
Net asset value per share: Class Y(#)	$9.35
Class Y — Net assets	$596,631,964
Class Y — Shares outstanding ($.01 par value)	63,796,160
Amounts in thousands
(^) Foreign currency holdings - cost	$11,528
(+) Credit default swap contracts - premiums paid (received)	$(1,409)
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$94,542
(a) Cash Collateral for Futures	$1,800
(b) Cash Collateral for Swaps	$9,985
(c) Due to Broker for Swaps	$1,550
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 307

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$69
Dividends from affiliated Russell funds	198
Interest	52,192
Less foreign taxes withheld	(106)
Total investment income	52,353
Expenses
Advisory fees	8,145
Administrative fees	393
Custodian fees	342
Distribution fees - Class A	6
Distribution fees - Class C	32
Transfer agent fees - Class A	5
Transfer agent fees - Class C	8
Transfer agent fees - Class E	29
Transfer agent fees - Class S	1,010
Transfer agent fees - Class Y	13
Professional fees	145
Registration fees	49
Shareholder servicing fees - Class C	11
Shareholder servicing fees - Class E	37
Trustees’ fees	24
Printing fees	114
Miscellaneous	17
Expenses before reductions	10,380
Expense reductions	(3,270)
Net expenses	7,110
Net investment income (loss)	45,243
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(65,690)
Futures contracts	5,056
Credit default swap contracts	5,447
Foreign currency-related transactions	1,138
Net realized gain (loss)	(54,049)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	76,477
Futures contracts	(205)
Credit default swap contracts	(771)
Foreign currency-related transactions	(6,188)
Net change in unrealized appreciation (depreciation)	69,313
Net realized and unrealized gain (loss)	15,264
Net Increase (Decrease) in Net Assets from Operations	$60,507

See accompanying notes which are an integral part of the financial statements.

308 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,243	$96,290
Net realized gain (loss)	(54,049)	(52,772)
Net change in unrealized appreciation (depreciation)	69,313	(99,736)
Net increase (decrease) in net assets from operations	60,507	(56,218)
Distributions
From net investment income
Class A	(70)	(271)
Class C	(95)	(495)
Class E	(429)	(1,626)
Class S	(16,197)	(58,534)
Class Y	(9,335)	(29,102)
From net realized gain
Class A	—	(34)
Class C	—	(78)
Class E	—	(179)
Class S	—	(6,598)
Class Y	—	(2,809)
Net decrease in net assets from distributions	(26,126)	(99,726)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(137,626)	316,226
Total Net Increase (Decrease) in Net Assets	(103,245)	160,282
Net Assets
Beginning of period	1,749,148	1,588,866
End of period	$1,645,903	$1,749,148
Undistributed (overdistributed) net investment income included in net assets	$15,592	$(3,525)

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 309

Russell Investment Company
Russell Global Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	107	$941	123	$1,161
Proceeds from reinvestment of distributions	7	67	31	293
Payments for shares redeemed	(72)	(646)	(198)	(1,845)
Net increase (decrease)	42	362	(44)	(391)
Class C
Proceeds from shares sold	39	351	134	1,254
Proceeds from reinvestment of distributions	11	94	60	568
Payments for shares redeemed	(224)	(1,975)	(455)	(4,277)
Net increase (decrease)	(174)	(1,530)	(261)	(2,455)
Class E
Proceeds from shares sold	71	628	1,621	15,278
Proceeds from reinvestment of distributions	45	405	177	1,676
Payments for shares redeemed	(352)	(3,144)	(1,313)	(12,138)
Net increase (decrease)	(236)	(2,111)	485	4,816
Class S
Proceeds from shares sold	9,826	87,561	56,358	535,559
Proceeds from reinvestment of distributions	1,799	16,097	6,836	64,781
Payments for shares redeemed	(24,571)	(218,691)	(50,894)	(479,685)
Net increase (decrease)	(12,946)	(115,033)	12,300	120,655
Class Y
Proceeds from shares sold	6,482	56,356	31,442	299,822
Proceeds from reinvestment of distributions	1,043	9,332	3,370	31,911
Payments for shares redeemed	(9,576)	(85,002)	(14,778)	(138,132)
Net increase (decrease)	(2,051)	(19,314)	20,034	193,601
Total increase (decrease)	(15,365)	$(137,626)	32,514	$316,226

See accompanying notes which are an integral part of the financial statements.

310 Russell Global Opportunistic Credit Fund

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Russell Investment Company
Russell Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	9.11	.23	.11	.34	(.13)	—
October 31, 2015	9.97	.49	(.82)	(.33)	(.47)	(.06)
October 31, 2014	10.18	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.47	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—
October 31, 2011	10.09	.57	(.25)	.32	(.09)	—(f)

Class C
April 30, 2016*	9.06	.20	.10	.30	(.09)	—
October 31, 2015	9.93	.41	(.81)	(.40)	(.41)	(.06)
October 31, 2014	10.14	.39	(.15)	.24	(.38)	(.07)
October 31, 2013	10.44	.42	(.15)	.27	(.50)	(.07)
October 31, 2012	10.25	.51	.67	1.18	(.99)	—
October 31, 2011	10.08	.48	(.23)	.25	(.08)	—(f)

Class E
April 30, 2016*	9.12	.23	.11	.34	(.13)	—
October 31, 2015	9.99	.49	(.83)	(.34)	(.47)	(.06)
October 31, 2014	10.20	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.49	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—
October 31, 2011	10.09	.56	(.24)	.32	(.09)	—(f)

Class S
April 30, 2016*	9.14	.25	.10	.35	(.14)	—
October 31, 2015	10.00	.51	(.81)	(.30)	(.50)	(.06)
October 31, 2014	10.21	.49	(.15)	.34	(.48)	(.07)
October 31, 2013	10.50	.54	(.16)	.38	(.60)	(.07)
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—
October 31, 2011	10.09	.58	(.22)	.36	(.10)	—(f)

Class Y
April 30, 2016*	9.14	.25	.10	.35	(.14)	—
October 31, 2015	10.00	.52	(.82)	(.30)	(.50)	(.06)
October 31, 2014	10.22	.50	(.17)	.33	(.48)	(.07)
October 31, 2013	10.51	.56	(.17)	.39	(.61)	(.07)
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—
October 31, 2011	10.09	.58	(.21)	.37	(.10)	—(f)

See accompanying notes which are an integral part of the financial statements.

312 Russell Global Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.13)	9.32	3.79	5,352	1.59	1.14	5.31	32
(.53)	9.11	(3.35)	4,849	1.58	1.15	5.18	125
(.52)	9.97	3.15	5,745	1.57	1.17	4.61	80
(.64)	10.18	3.48	8,273	1.59	1.20	5.12	85
(1.10)	10.47	13.09	8,857	1.57	1.20	5.67	109
(.09)	10.32	3.24	2,468	1.57	1.20	5.58	126
(.09)	9.27	3.41	8,321	2.33	1.89	4.53	32
(.47)	9.06	(4.14)	9,711	2.32	1.90	4.40	125
(.45)	9.93	2.41	13,224	2.32	1.92	3.86	80
(.57)	10.14	2.65	12,184	2.34	1.95	4.34	85
(.99)	10.44	12.33	6,918	2.32	1.95	4.94	109
(.08)	10.25	2.51	3,432	2.32	1.95	4.78	126
(.13)	9.33	3.78	29,535	1.58	1.14	5.29	32
(.53)	9.12	(3.44)	31,022	1.58	1.15	5.22	125
(.52)	9.99	3.16	29,115	1.57	1.17	4.59	80
(.64)	10.20	3.42	15,856	1.59	1.20	5.09	85
(1.09)	10.49	13.18	13,165	1.57	1.20	5.75	109
(.09)	10.32	3.22	14,029	1.57	1.20	5.53	126
(.14)	9.35	3.91	1,006,063	1.33	.89	5.54	32
(.56)	9.14	(3.11)	1,101,648	1.33	.90	5.45	125
(.55)	10.00	3.41	1,082,505	1.32	.92	4.86	80
(.67)	10.21	3.72	590,280	1.34	.95	5.33	85
(1.13)	10.50	13.37	457,523	1.32	.95	6.00	109
(.10)	10.35	3.57	412,737	1.32	.95	5.71	126
(.14)	9.35	3.95	596,632	1.14	.81	5.62	32
(.56)	9.14	(3.04)	601,918	1.13	.82	5.56	125
(.55)	10.00	3.39	458,277	1.12	.84	4.92	80
(.68)	10.22	3.76	315,477	1.14	.86	5.43	85
(1.14)	10.51	13.43	308,114	1.13	.85	6.11	109
(.10)	10.36	3.69	344,443	1.14	.86	5.73	126

See accompanying notes which are an integral part of the financial statements.

Russell Global Opportunistic Credit Fund 313

Russell Investment Company
Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,026.30	$1,020.04
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.89	$4.87
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,022.40	$1,016.31
	Expenses Paid During Period*	$8.65	$8.62
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.72%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,026.50	$1,020.04
of other funds.	Expenses Paid During Period*	$4.89	$4.87
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

314 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2016	$1,027.10	$1,021.48	April 30, 2016	$1,028.60	$1,022.08
Expenses Paid During Period*	$3.43	$3.42	Expenses Paid During Period*	$2.82	$2.82
* Expenses are equal to the Fund's annualized expense ratio of 0.68%			* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 182/366 (to reflect the one-half			account value over the period, multiplied by 182/366 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			waivers and/or reimbursements, expenses would have been higher.
		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,021.10	$1,021.88
Expenses Paid During Period*	$1.01	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.60% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the on-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,027.50	$1,021.28
Expenses Paid During Period*	$3.63	$3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Strategic Bond Fund 315

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 81.7%			Series 2016-1 Class A2A
Asset-Backed Securities - 8.4%			1.500% due 11/20/18	2,565	2,567
Access Group, Inc.			CarFinance Capital Auto Trust
Series 2003-A Class A2			Series 2014-1A Class A
1.225% due 07/01/38 (Ê)	1,293	1,254	1.460% due 12/17/18 (Þ)	1,392	1,391
Series 2004-2 Class A3			CarMax Auto Owner Trust
0.828% due 10/25/24 (Ê)	3,700	3,212	Series 2013-1 Class A3
Accredited Mortgage Loan Trust			0.600% due 10/16/17	155	155
Series 2006-1 Class A4			Series 2016-2 Class A3
0.719% due 04/25/36 (Ê)	3,510	3,082	1.520% due 02/16/21	2,720	2,717
Series 2006-2 Class A4			CCG Receivables Trust
0.706% due 09/25/36 (Ê)	9,855	8,379	Series 2014-1 Class A2
American Express Credit Account			1.060% due 11/15/21 (Þ)	1,325	1,322
Master Trust			Centex Home Equity Loan Trust
Series 2014-2 Class A			Series 2002-D Class AF4
1.260% due 01/15/20	2,005	2,011	5.210% due 11/25/28	68	68
AmeriCredit Automobile Receivables			Series 2006-A Class AV4
Trust			0.471% due 06/25/36 (Ê)	4,713	4,410
Series 2013-5 Class B			Chase Issuance Trust
1.520% due 01/08/19	1,180	1,181
			Series 2007-A2 Class A2
AMMC CDO			0.484% due 04/15/19 (Ê)	2,925	2,924
Series 2015-16A Class A1			Series 2014-A1 Class A1
2.130% due 04/14/27 (Å)(Ê)	550	548	1.150% due 01/15/19	6,560	6,571
ARI Fleet Lease Trust			Series 2014-A2 Class A2
Series 2013-A Class A3			2.770% due 03/15/23	6,750	7,026
0.920% due 07/15/21 (Þ)	2,326	2,325
Asset Backed Securities Corp. Home			Series 2014-A8 Class A8
Equity Loan Trust			0.684% due 11/15/18 (Ê)	10,500	10,506
Series 2006-HE5 Class A5			Series 2015-A4 Class A
0.686% due 07/25/36 (Ê)	8,729	7,283	1.840% due 04/15/22	3,800	3,847
BA Credit Card Trust			Series 2015-A7 Class A7
Series 2007-A1 Class A1			1.620% due 07/15/20	400	403
5.170% due 06/15/19	9,150	9,420	Chesapeake Funding LLC
Bank of The West Auto Trust			Series 2014-1A Class A
Series 2014-1 Class A3			0.857% due 03/07/26 (Ê)(Þ)	3,040	3,035
1.090% due 03/15/19 (Þ)	8,742	8,740	Series 2014-1A Class C
Bear Stearns Second Lien Trust			1.637% due 03/07/26 (Ê)(Þ)	1,370	1,356
Series 2007-SV1A Class A2			CIT Education Loan Trust
0.517% due 12/25/36 (Å)(Ê)	1,464	1,421	Series 2007-1 Class A
BMW Vehicle Owner Trust			0.720% due 03/25/42 (Ê)(Þ)	3,300	3,065
Series 2013-A Class A3			Citibank Credit Card Issuance Trust
0.670% due 11/27/17	1,841	1,840	Series 2006-A7 Class A7
BNC Mortgage Loan Trust			0.694% due 12/17/18 (Ê)	11,480	11,471
Series 2007-2 Class A5			Series 2014-A2 Class A2
0.756% due 05/25/37 (Ê)	3,775	2,640	1.020% due 02/22/19	700	701
Brazos Higher Education Authority, Inc.			Series 2014-A3 Class A3
Series 2010-1 Class A2			0.636% due 05/09/18 (Ê)	2,920	2,920
1.529% due 02/25/35 (Ê)	5,000	4,819	Citigroup Mortgage Loan Trust, Inc.
Cabela's Credit Card Master Note Trust			Series 2007-WFH1 Class A3
Series 2012-1A Class A2			0.371% due 01/25/37 (Ê)	1,549	1,531
0.727% due 02/18/20 (Ê)(Þ)	6,500	6,500	Series 2007-WFH1 Class A4
Series 2014-1 Class A			0.421% due 01/25/37 (Ê)	7,880	7,375
0.547% due 03/16/20 (Ê)	1,820	1,817	Conseco Finance Securitizations Corp.
California Republic Auto Receivables			Series 2001-4 Class A4
Trust			7.360% due 08/01/32	1,408	1,509
Series 2016-1 Class A4			Conseco Financial Corp.
2.240% due 10/15/21	3,940	3,954	Series 1997-7 Class A6
Capital Auto Receivables Asset Trust			6.760% due 07/15/28	97	98
Series 2013-1 Class B			Credit-Based Asset Servicing and
1.290% due 04/20/18	900	899	Securitization LLC
			Series 2003-CB6 Class M1

See accompanying notes which are an integral part of the financial statements.

316 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.489% due 12/25/33 (Ê)	3,238	2,956	Series 1999-3 Class 1A7
CWABS, Inc. Asset-Backed Certificates			7.270% due 06/15/29	2,744	2,712
Trust			GSAA Trust
Series 2006-S8 Class A3			Series 2006-S1 Class 2M2
5.555% due 04/25/36	2,697	2,679	5.850% due 08/25/34 (Å)	3,893	3,327
Series 2007-4 Class A2			GSAMP Trust
5.429% due 04/25/47	981	1,103
			Series 2006-HE5 Class A2C
DRB Prime Student Loan Trust			0.349% due 08/25/36 (Ê)	5,520	4,724
Series 2015-D Class A2			Hertz Vehicle Financing LLC
3.200% due 01/25/40 (Þ)	7,245	7,261
			Series 2013-1A Class A1
Dryden 37 Senior Loan Fund			1.120% due 08/25/17 (Þ)	3,010	3,010
Series 2015-37A Class A			Series 2015-2A Class A
2.128% due 04/15/27 (Ê)(Þ)	3,540	3,540	2.020% due 09/25/19 (Þ)	5,305	5,297
Dryden XXV Senior Loan Fund			Higher Education Funding I
Series 2012-25A Class A			Series 2014-1 Class A
2.008% due 01/15/25 (Ê)(Þ)	4,000	3,991	1.283% due 05/25/34 (Ê)(Þ)	2,918	2,834
Education Loan Asset-Backed Trust I			Home Equity Asset Trust
Series 2013-1 Class B1			Series 2005-9 Class M1
1.221% due 11/25/33 (Ê)(Þ)	5,778	5,251	0.856% due 04/25/36 (Ê)	2,977	2,410
Enterprise Fleet Financing LLC			Series 2006-3 Class M1
Series 2013-2 Class A2			0.836% due 07/25/36 (Ê)	3,950	3,095
1.060% due 03/20/19 (Þ)	778	778	Series 2006-4 Class 2A4
Series 2014-1 Class A2			0.726% due 08/25/36 (Ê)	3,729	3,187
0.870% due 09/20/19 (Þ)	743	741	Honda Auto Receivables Owner Trust
EquiFirst Mortgage Loan Trust			Series 2013-4 Class A4
Series 2003-2 Class M2			1.040% due 02/18/20	2,250	2,250
2.771% due 09/25/33 (Ê)	1,376	1,306	Series 2014-2 Class A3
Fannie Mae Grantor Trust			0.770% due 03/19/18	1,320	1,319
Series 2003-T4 Class 2A5			Series 2015-2 Class A2
5.045% due 09/26/33	498	559	0.690% due 08/21/17	933	932
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities			Series 2015-3 Class A2
Series 2000-30 Class A5			0.920% due 11/20/17	1,853	1,853
7.639% due 12/25/30	326	346	HSBC Home Equity Loan Trust
First Franklin Mortgage Loan Asset			Series 2007-1 Class AS
Backed Certificates			0.366% due 03/20/36 (Ê)	2,120	2,111
Series 2006-FF18 Class A2B			HSI Asset Securitization Corp. Trust
0.331% due 12/25/37 (Ê)	8,433	5,320	Series 2007-WF1 Class 2A4
First Investors Auto Owner Trust			0.420% due 05/25/37 (Ê)	9,069	7,720
Series 2014-3A Class A2			Hyundai Auto Receivables Trust
1.060% due 11/15/18 (Þ)	1,616	1,614	Series 2013-C Class A3
Ford Credit Auto Owner Trust			1.010% due 02/15/18	4,401	4,403
Series 2013-C Class A3			Series 2014-A Class A3
0.820% due 12/15/17	1,241	1,241	0.790% due 07/16/18	3,832	3,831
Series 2014-A Class A3			Irwin Home Equity Loan Trust
0.790% due 05/15/18	3,932	3,930	Series 2006-1 Class 2A3
GM Financial Automobile Leasing Trust			5.770% due 09/25/35	3,559	3,600
Series 2015-3 Class A3			IXIS Real Estate Capital Trust
1.690% due 03/20/19	3,060	3,081	Series 2006-HE1 Class A3
GMACM Home Equity Loan Trust			0.646% due 03/25/36 (Ê)	1,832	1,103
Series 2007-HE2 Class A2			Series 2006-HE1 Class A4
6.054% due 12/25/37	2,825	2,760	0.746% due 03/25/36 (Ê)	4,976	3,072
Series 2007-HE2 Class A3			Series 2006-HE2 Class A3
6.193% due 12/25/37	724	711	0.606% due 08/25/36 (Ê)	658	251
Green Tree Financial Corp.			Series 2006-HE2 Class A4
Series 1994-1 Class A5			0.706% due 08/25/36 (Ê)	5,436	2,139
7.650% due 04/15/19	38	39	Series 2007-HE1 Class A3
Greenpoint Manufactured Housing			0.606% due 05/25/37 (Ê)	7,098	2,489
Series 1999-1 Class A5			JGWPT XXX LLC
6.770% due 08/15/29	2,738	2,668	Series 2013-3A Class A

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 317

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.080% due 01/17/73 (Þ)	2,021	2,090	Series 2011-1 Class A3
JGWPT XXXII LLC			1.575% due 10/01/37 (Ê)	2,500	2,363
Series 2014-2A Class A			Popular ABS Mortgage Pass-Through
3.610% due 01/17/73 (Þ)	2,441	2,393	Trust
JPMorgan Mortgage Acquisition Trust			Series 2006-D Class A3
Series 2006-WF1 Class A4			0.481% due 11/25/46 (Ê)	5,455	4,772
6.130% due 07/25/36	5,961	3,272	Prestige Auto Receivables Trust
Lehman ABS Manufactured Housing			Series 2013-1A Class A3
Contract Trust			1.330% due 05/15/19 (Þ)	1,196	1,195
Series 2001-B Class A6			Series 2014-1A Class A3
6.467% due 04/15/40	468	488	1.520% due 04/15/20 (Þ)	3,360	3,360
Series 2001-B Class M1			Purchasing Power Funding LLC
6.630% due 04/15/40	1,615	1,695	Series 2015-A Class A1
Lehman XS Trust			3.500% due 12/15/19 (Þ)	1,954	1,952
Series 2006-9 Class A1B			Renaissance Home Equity Loan Trust
0.606% due 05/25/46 (Ê)	693	590	Series 2005-4 Class A3
Series 2006-13 Class 1A2			5.565% due 02/25/36	97	96
0.616% due 09/25/36 (Ê)	733	651	Series 2006-1 Class AF3
M&T Bank Auto Receivables Trust			5.608% due 05/25/36	69	45
Series 2013-1A Class A3			Series 2006-1 Class AF6
1.060% due 11/15/17 (Þ)	794	795	5.746% due 05/25/36	1,494	976
Mastr Asset Backed Securities Trust			Series 2006-2 Class AF2
Series 2005-NC2 Class A3			5.762% due 08/25/36	225	135
0.946% due 11/25/35 (Ê)	5,301	3,414	Series 2007-1 Class AF2
Series 2006-HE5 Class A3			5.512% due 04/25/37	4,623	2,234
0.606% due 11/25/36 (Ê)	3,720	2,188	Santander Drive Auto Receivables Trust
Series 2006-NC2 Class A4			Series 2014-4 Class B
0.596% due 08/25/36 (Ê)	11,000	5,376	1.820% due 05/15/19	3,225	3,228
Series 2006-NC3 Class A5			Series 2015-4 Class A3
0.656% due 10/25/36 (Ê)	6,487	3,892	1.580% due 09/16/19	2,910	2,911
Mid-State Capital Corp. Trust			Series 2016-1 Class A2A
Series 2005-1 Class A			1.410% due 07/15/19	4,280	4,288
5.745% due 01/15/40	1,855	1,989	Saxon Asset Securities Trust
MSCC Heloc Trust			Series 2007-2 Class A2C
Series 2007-1 Class A			0.686% due 05/25/47 (Ê)	6,715	4,606
0.299% due 12/25/31 (Ê)	1,691	1,660	Scholar Funding Trust
Nationstar Home Equity Loan Trust			Series 2012-B Class A2
Series 2006-B Class M1			1.554% due 03/28/46 (Ê)(Þ)	3,500	3,366
0.524% due 09/25/36 (Ê)	5,340	3,910	Securitized Asset Backed Receivables
Series 2007-A Class AV4			LLC Trust
0.424% due 03/25/37 (Ê)	4,290	3,652	Series 2007-BR4 Class A2B
Navient Student Loan Trust			0.646% due 05/25/37 (Ê)	6,315	3,712
Series 2014-1 Class A3			Series 2007-BR5 Class A2A
0.956% due 06/25/31 (Ê)	6,465	6,154	0.576% due 05/25/37 (Ê)	3,503	2,279
Series 2014-2 Class A			Series 2007-NC1 Class A2C
0.806% due 03/25/43 (Ê)	5,507	5,229	0.656% due 12/25/36 (Ê)	1,721	905
Series 2014-3 Class A			SLM Private Credit Student Loan Trust
0.786% due 03/25/43 (Ê)	5,664	5,319	Series 2005-B Class A2
Nelnet Student Loan Trust			0.814% due 03/15/23 (Ê)	969	958
Series 2014-4A Class A2			SLM Private Education Loan Trust
1.119% due 11/25/43 (Ê)(Þ)	3,225	2,899	Series 2010-A Class 2A
Nissan Auto Receivables Owner Trust			3.684% due 05/16/44 (Ê)(Þ)	5,934	6,085
Series 2013-C Class A3			SLM Student Loan Trust
0.670% due 08/15/18	1,757	1,755	Series 2004-8 Class B
Series 2014-A Class A3			1.098% due 01/25/40 (Ê)	766	654
0.720% due 08/15/18	2,978	2,975	Series 2006-2 Class A6
Series 2016-A Class A2A			0.808% due 01/25/41 (Ê)	4,400	3,861
1.060% due 02/15/19	5,000	5,005	Series 2006-8 Class A6
Panhandle-Plains Higher Education			0.798% due 01/25/41 (Ê)	4,400	3,738
Authority, Inc.			Series 2007-6 Class B

See accompanying notes which are an integral part of the financial statements.

318 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.488% due 04/27/43 (Ê)	1,249	970	Toyota Auto Receivables Owner Trust
Series 2008-2 Class B			Series 2014-B Class A3
1.838% due 01/25/83 (Ê)	1,270	1,087	0.760% due 03/15/18	2,338	2,337
Series 2008-3 Class A3			Series 2015-B Class A2B
1.638% due 10/25/21 (Ê)	4,722	4,630	0.644% due 11/15/17 (Ê)	2,591	2,592
Series 2008-3 Class B			Westlake Automobile Receivables Trust
1.838% due 04/25/29 (Ê)	1,270	1,065	Series 2016-1A Class A2A
Series 2008-4 Class B			1.820% due 01/15/19 (Þ)	1,720	1,723
2.488% due 04/25/29 (Ê)	1,290	1,153	Series 2016-1A Class A2B
Series 2008-5 Class B			1.050% due 01/15/19 (Ê)(Þ)	1,725	1,726
2.488% due 07/25/29 (Ê)	1,290	1,156			474,985
Series 2008-6 Class B			Corporate Bonds and Notes - 20.3%
2.488% due 07/26/83 (Ê)	1,290	1,203	21st Century Fox America, Inc.
Series 2008-7 Class B			4.500% due 02/15/21	3,080	3,417
2.488% due 07/26/83 (Ê)	1,295	1,128	3.000% due 09/15/22	2,250	2,338
Series 2008-8 Class B			AbbVie, Inc.
2.888% due 10/25/29 (Ê)	1,300	1,240	3.600% due 05/14/25	1,500	1,572
Series 2008-9 Class A			Albemarle Corp.
2.138% due 04/25/23 (Ê)	4,869	4,841	4.150% due 12/01/24	1,633	1,646
Series 2008-9 Class B			Series 30YR
2.888% due 10/25/29 (Ê)	1,300	1,231	5.450% due 12/01/44	3,885	3,811
Series 2013-4 Class A			Ally Financial, Inc.
0.996% due 06/25/27 (Ê)	2,432	2,321	3.600% due 05/21/18	5,530	5,558
SMB Private Education Loan Trust			3.250% due 11/05/18	3,070	3,062
Series 2015-A Class A3			Altria Group, Inc.
1.933% due 02/17/32 (Ê)(Þ)	6,125	5,911	9.950% due 11/10/38	370	668
SoFi Professional Loan Program LLC			10.200% due 02/06/39	2,685	4,906
Series 2014-B Class A2			4.250% due 08/09/42	2,285	2,407
2.550% due 08/27/29 (Þ)	4,096	4,081	5.375% due 01/31/44	600	745
Soundview Home Loan Trust			Amazon.com, Inc.
Series 2005-4 Class M2			4.950% due 12/05/44	2,150	2,512
0.691% due 03/25/36 (Ê)	3,870	3,350	American Airlines Pass-Through Trust
South Carolina Student Loan Corp.			Series 2011-1 Class A
Series 2015-A Class A			5.250% due 01/31/21	1,506	1,617
1.939% due 01/25/36 (Ê)	2,889	2,624	Series 2013-2 Class A
Structured Asset Investment Loan Trust			4.950% due 01/15/23	4,837	5,194
Series 2006-2 Class A3			Series 2014-1 Class B
0.626% due 04/25/36 (Ê)	2,610	2,320	4.375% due 10/01/22	2,066	2,061
Structured Asset Securities Corp.			American Express Credit Corp.
Mortgage Loan Trust			1.125% due 06/05/17	1,200	1,199
Series 2005-4XS Class 2A1A			Series F
2.189% due 03/25/35 (Ê)	1,123	1,058	2.600% due 09/14/20	5,005	5,128
Series 2006-BC2 Class A3			American International Group, Inc.
0.596% due 09/25/36 (Ê)	3,914	3,364	6.400% due 12/15/20	8,455	9,832
Series 2006-BC6 Class A4			4.375% due 01/15/55	1,528	1,373
0.616% due 01/25/37 (Ê)	5,073	4,278	American Tower Corp.
Series 2006-WF3 Class A4			3.450% due 09/15/21	3,330	3,449
0.756% due 09/25/36 (Ê)	5,740	5,364	Ameriprise Financial, Inc.
Series 2007-BC1 Class A4			7.518% due 06/01/66	2,705	2,637
0.576% due 02/25/37 (Ê)	9,815	8,692	Anadarko Petroleum Corp.
SunTrust Student Loan Trust			6.375% due 09/15/17	512	544
Series 2006-1A Class A4			6.950% due 06/15/19	1,675	1,845
0.423% due 10/28/37 (Å)(Ê)	5,000	4,561	4.850% due 03/15/21	315	329
Synchrony Credit Card Master Note Trust			5.550% due 03/15/26	1,740	1,865
Series 2014-1 Class A			6.450% due 09/15/36	8,482	9,151
1.610% due 11/15/20	3,425	3,437	4.500% due 07/15/44	2,680	2,311
Tidewater Auto Receivables Trust			6.600% due 03/15/46	2,310	2,614
Series 2016-AA Class A2			Anheuser-Busch InBev Finance, Inc.
2.300% due 09/15/19 (Þ)	2,595	2,595	1.037% due 02/01/19 (Ê)	2,650	2,639

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 319

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
2.650% due 02/01/21	2,475	2,542	0.750% due 03/16/23	EUR	1,010	1,151
3.300% due 02/01/23	3,975	4,143	4.500% due 02/11/43		1,100	1,224
3.650% due 02/01/26	5,715	6,024	Blue Cube Spinco, Inc.
4.700% due 02/01/36	9,925	10,854	10.000% due 10/15/25 (Þ)		8,205	9,456
4.900% due 02/01/46	295	335	BMW US Capital LLC
Anheuser-Busch InBev Worldwide, Inc.			0.973% due 06/02/17 (Ê)		11,200	11,170
5.375% due 01/15/20	1,725	1,948	2.000% due 04/11/21 (Å)		1,470	1,477
Anthem, Inc.			Boardwalk Pipelines, LP
4.650% due 01/15/43	1,780	1,838	4.950% due 12/15/24		3,000	2,797
Apollo Management Holdings, LP			Boston Properties, LP
4.000% due 05/30/24 (Þ)	2,995	3,027	5.625% due 11/15/20		1,020	1,160
Appalachian Power Co.			3.650% due 02/01/26		3,285	3,440
4.450% due 06/01/45	2,300	2,381	Burlington Northern Santa Fe LLC
Apple, Inc.			3.050% due 03/15/22		2,100	2,221
0.887% due 05/03/18 (Ê)	10,416	10,418	4.150% due 04/01/45		305	324
2.250% due 02/23/21	3,505	3,583	Capital One NA
4.650% due 02/23/46	3,135	3,443	2.350% due 08/17/18		3,365	3,396
Assurant, Inc.			Series BKNT
2.500% due 03/15/18	4,473	4,477	1.650% due 02/05/18		4,140	4,123
AT&T, Inc.			Cargill, Inc.
1.577% due 11/27/18 (Ê)	1,700	1,704	6.000% due 11/27/17 (Þ)		3,250	3,488
3.000% due 06/30/22	2,425	2,474	CBS Corp.
3.400% due 05/15/25	2,250	2,287	4.300% due 02/15/21		1,444	1,569
4.300% due 12/15/42	775	735	3.375% due 03/01/22		2,650	2,768
4.800% due 06/15/44	1,000	1,007	CCO Safari II LLC
4.750% due 05/15/46	2,405	2,423	4.464% due 07/23/22 (Þ)		4,335	4,609
Series WI			4.908% due 07/23/25 (Þ)		2,925	3,153
4.600% due 02/15/21	1,950	2,136	6.384% due 10/23/35 (Þ)		3,230	3,729
AutoNation, Inc.			Celgene Corp.
4.500% due 10/01/25	6,705	6,951	2.250% due 05/15/19		2,385	2,413
Avaya, Inc.			3.875% due 08/15/25		1,700	1,791
9.000% due 04/01/19 (Þ)	5,350	3,397	Chase Capital III
Axiall Corp.			Series C
4.875% due 05/15/23	2,455	2,427	1.223% due 03/01/27 (Ê)		1,740	1,366
Baltimore Gas & Electric Co.			CHS/Community Health Systems, Inc.
3.500% due 11/15/21	900	963	8.000% due 11/15/19		8,925	8,981
Bank of America Corp.			Chubb INA Holdings, Inc.
5.750% due 12/01/17	3,495	3,712	2.300% due 11/03/20		3,560	3,643
5.875% due 01/05/21	1,075	1,231	2.875% due 11/03/22		3,730	3,865
3.875% due 08/01/25	1,175	1,220	Cisco Systems, Inc.
Series GMTN			2.200% due 02/28/21		2,640	2,694
2.625% due 04/19/21	4,935	4,968	CIT Group, Inc.
3.300% due 01/11/23	2,950	2,998	6.625% due 04/01/18 (Þ)		3,155	3,325
4.450% due 03/03/26	2,850	2,949	Citigroup Capital III
3.500% due 04/19/26	6,415	6,484	7.625% due 12/01/36		2,825	3,476
Series MTNL			Citigroup, Inc.
5.650% due 05/01/18	3,500	3,759	1.800% due 02/05/18		8,005	8,013
Bank of America NA			2.150% due 07/30/18		3,375	3,400
Series BKNT			2.400% due 02/18/20		800	806
0.934% due 06/15/17 (Ê)	4,175	4,155	4.500% due 01/14/22		2,400	2,621
6.100% due 06/15/17	2,000	2,099	3.700% due 01/12/26		925	954
1.750% due 06/05/18	6,965	6,992	4.600% due 03/09/26		1,770	1,839
2.050% due 12/07/18	1,815	1,834	4.450% due 09/29/27		6,780	6,907
Bank of Montreal			1.212% due 08/25/36 (Ê)		2,250	1,508
1.184% due 12/08/17 (Ê)(~)	7,625	7,625	4.650% due 07/30/45		2,740	2,930
Bellsouth Capital Funding Corp.			Series T
7.875% due 02/15/30	3,130	3,887	6.250% due 12/29/49 (ƒ)		3,780	3,889
Berkshire Hathaway, Inc.			Clear Channel Worldwide Holdings, Inc.
2.200% due 03/15/21	1,795	1,843	Series B
2.750% due 03/15/23	1,335	1,377	6.500% due 11/15/22		4,775	4,799

See accompanying notes which are an integral part of the financial statements.

320 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CNA Financial Corp.			0.834% due 07/28/17 (Ê)	6,190	6,151
5.875% due 08/15/20	1,650	1,848	1.117% due 08/01/19 (Ê)	3,950	3,848
7.250% due 11/15/23	1,850	2,230	El Paso Natural Gas Co. LLC
Coca-Cola Enterprises, Inc.			7.500% due 11/15/26	1,425	1,519
3.500% due 09/15/20	349	366	Enbridge Energy Partners, LP
Comcast Corp.			5.875% due 10/15/25	1,000	1,054
3.600% due 03/01/24	3,925	4,257	Energy Transfer Partners, LP
Commonwealth Edison Co.			4.050% due 03/15/25	11,890	11,083
5.800% due 03/15/18	1,745	1,886	6.050% due 06/01/41	2,158	1,957
Compass Bank			3.654% due 11/01/66 (Ê)	11,467	6,766
Series BKNT			Enterprise Products Operating LLC
6.400% due 10/01/17	6,880	7,213	5.250% due 01/31/20	1,010	1,107
2.750% due 09/29/19	1,780	1,786	3.700% due 02/15/26	3,380	3,438
ConocoPhillips Co.			5.950% due 02/01/41	280	310
2.875% due 11/15/21	2,865	2,872	Series B
Constellation Energy Group, Inc.			7.034% due 01/15/68	2,590	2,655
5.150% due 12/01/20	1,075	1,203	Exelon Corp.
Continental Airlines Pass-Through Trust			2.850% due 06/15/20	3,850	3,929
Series 2009-1			2.450% due 04/15/21	295	298
9.000% due 01/08/18	2,278	2,324	3.950% due 06/15/25 (Þ)	1,250	1,333
Crown Castle Towers LLC			Express Scripts Holding Co.
4.174% due 08/15/17 (Þ)	3,880	3,953	Series 10YR
3.222% due 05/15/22 (Þ)	3,610	3,670	4.500% due 02/25/26	2,975	3,188
CSX Corp.			Exxon Mobil Corp.
4.250% due 06/01/21	3,075	3,382	0.723% due 03/01/18 (Ê)	1,505	1,498
CVS Health Corp.			2.726% due 03/01/23	235	240
2.800% due 07/20/20	2,195	2,279	3.043% due 03/01/26	135	140
3.875% due 07/20/25	2,965	3,201	Farmers Exchange Capital
5.125% due 07/20/45	5,237	6,120	7.200% due 07/15/48 (Þ)	1,100	1,322
Daimler Finance NA LLC			Farmers Exchange Capital II
2.000% due 08/03/18 (Þ)	6,020	6,074	6.151% due 11/01/53 (Þ)	4,000	4,097
DaVita HealthCare Partners, Inc.			Farmers Exchange Capital III
5.000% due 05/01/25	1,400	1,400	5.454% due 10/15/54 (Þ)	3,275	3,170
DCP Midstream Operating, LP			Fifth Third Bank
2.500% due 12/01/17	685	663	Series BKNT
Delta Air Lines Pass-Through Trust			2.875% due 10/01/21	2,900	2,946
Series 2002-1 Class G-1			First Union Capital II
6.718% due 01/02/23	2,659	3,018	Series A
Series 2007-1 Class A			7.950% due 11/15/29	1,575	2,069
6.821% due 08/10/22	2,794	3,220	FirstEnergy Transmission LLC
Devon Energy Corp.			5.450% due 07/15/44 (Þ)	907	974
5.850% due 12/15/25	5,693	5,979	Ford Motor Credit Co. LLC
5.000% due 06/15/45	330	284	3.000% due 06/12/17	2,800	2,844
Discover Bank			2.551% due 10/05/18	7,900	8,018
Series BKNT			2.459% due 03/27/20	3,000	3,020
3.100% due 06/04/20	2,000	2,037	3.157% due 08/04/20	1,750	1,793
DISH DBS Corp.			3.200% due 01/15/21	1,025	1,056
6.750% due 06/01/21	580	598	3.336% due 03/18/21	1,000	1,036
Dominion Resources, Inc.			Series FXD
4.450% due 03/15/21	3,075	3,336	2.145% due 01/09/18	6,395	6,444
Series B			Forest Laboratories LLC
2.750% due 09/15/22	3,525	3,529	5.000% due 12/15/21 (Þ)	3,490	3,850
Duke Energy Carolinas LLC			FPL Energy Wind Funding LLC
4.250% due 12/15/41	100	109	6.876% due 06/27/17 (Þ)	245	232
Duke Energy Corp.			Frontier Communications Corp.
3.050% due 08/15/22	5,600	5,753	11.000% due 09/15/25 (Þ)	1,635	1,651
Duke Energy Progress LLC			General Electric Co.
4.100% due 03/15/43	1,545	1,651	5.250% due 12/06/17	3,805	4,063
eBay, Inc.			1.001% due 05/05/26 (Ê)	3,045	2,809
			1.098% due 08/15/36 (Ê)	1,000	836

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 321

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 01/14/38	1,835	2,419	2.000% due 08/07/18	3,950	3,973
4.500% due 03/11/44	2,670	3,000	2.625% due 09/24/18	5,875	5,996
Series GMTN			Indiantown Cogeneration, LP
3.100% due 01/09/23	679	721	Series A-10
6.150% due 08/07/37	583	792	9.770% due 12/15/20 (Å)	955	1,051
Series MTNA			Intel Corp.
6.750% due 03/15/32	852	1,178	4.900% due 07/29/45	2,000	2,290
General Mills, Inc.			International Business Machines Corp.
5.650% due 02/15/19	2,300	2,566	0.810% due 02/06/18 (Ê)	4,785	4,767
General Motors Co.			1.125% due 02/06/18	235	236
3.500% due 10/02/18	380	392	0.988% due 02/12/19 (Ê)	3,000	2,987
4.875% due 10/02/23	10,675	11,428	International Lease Finance Corp.
General Motors Financial Co., Inc.			7.125% due 09/01/18 (Þ)	1,500	1,645
3.450% due 04/10/22	1,500	1,506	IPALCO Enterprises, Inc.
5.250% due 03/01/26	3,320	3,642	5.000% due 05/01/18	3,500	3,671
Georgia-Pacific LLC			Jackson National Life Global Funding
8.875% due 05/15/31	4,090	6,189	Series 144a
Gilead Sciences, Inc.			2.600% due 12/09/20 (Þ)	1,670	1,688
2.550% due 09/01/20	3,925	4,077	Janus Capital Group, Inc.
3.650% due 03/01/26	1,250	1,335	4.875% due 08/01/25	3,410	3,635
4.750% due 03/01/46	100	111	Jersey Central Power & Light Co.
Goldman Sachs Capital I			4.700% due 04/01/24 (Þ)	525	564
6.345% due 02/15/34	3,195	3,674	JPMorgan Chase & Co.
Goldman Sachs Group, Inc. (The)			1.538% due 01/25/18 (Ê)	1,550	1,557
6.250% due 09/01/17	5,310	5,635	6.300% due 04/23/19	3,050	3,437
2.750% due 09/15/20	365	370	2.750% due 06/23/20	2,755	2,821
2.625% due 04/25/21	3,200	3,218	2.550% due 03/01/21	3,340	3,387
5.750% due 01/24/22	1,435	1,651	4.350% due 08/15/21	2,900	3,174
3.625% due 01/22/23	650	674	3.375% due 05/01/23	1,325	1,340
2.236% due 11/29/23 (Ê)	1,510	1,507	3.300% due 04/01/26	3,555	3,600
4.000% due 03/03/24	775	818	4.250% due 10/01/27	2,525	2,635
3.750% due 05/22/25	425	437	JPMorgan Chase Bank NA
4.250% due 10/21/25	2,750	2,808	Series BKNT
3.750% due 02/25/26	295	303	6.000% due 10/01/17	7,800	8,284
6.750% due 10/01/37	6,812	8,258	JPMorgan Chase Capital XIII
Series 10YR			Series M
3.500% due 01/23/25	990	1,001	1.579% due 09/30/34 (Ê)	3,530	2,781
Series D			JPMorgan Chase Capital XXI
6.000% due 06/15/20	1,875	2,136	Series U
Great Plains Energy, Inc.			1.587% due 02/02/37 (Ê)	455	327
5.292% due 06/15/22	3,785	4,231	JPMorgan Chase Capital XXIII
Halliburton Co.			1.362% due 05/15/47 (Ê)	8,880	6,109
5.000% due 11/15/45	1,835	1,880	Kerr-McGee Corp.
Harley-Davidson Financial Services, Inc.			6.950% due 07/01/24	110	122
2.250% due 01/15/19 (Þ)	2,320	2,356	KKR Group Finance Co. III LLC
Harris Corp.			5.125% due 06/01/44 (Þ)	4,605	4,521
1.999% due 04/27/18	3,196	3,194	Kohl's Corp.
HCP, Inc.			5.550% due 07/17/45	3,115	2,803
4.250% due 11/15/23	2,600	2,650	Kraft Heinz Foods Co.
Series 7YR			1.600% due 06/30/17 (Þ)	1,740	1,746
4.000% due 12/01/22	1,100	1,127	2.800% due 07/02/20 (Þ)	1,290	1,327
Hewlett Packard Enterprise Co.			3.500% due 07/15/22 (Þ)	245	259
2.450% due 10/05/17 (Þ)	8,220	8,312	4.875% due 02/15/25 (Þ)	8,569	9,480
6.200% due 10/15/35 (Þ)	6,193	6,185	Lockheed Martin Corp.
Howard Hughes Medical Institute			3.350% due 09/15/21	3,240	3,458
3.500% due 09/01/23	1,640	1,788	Manufacturers & Traders Trust Co.
HSBC Bank USA NA			Series BKNT
Series BKNT			1.400% due 07/25/17	5,600	5,592
5.875% due 11/01/34	2,665	3,148	Marathon Oil Corp.
HSBC USA, Inc.

See accompanying notes which are an integral part of the financial statements.

322 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
3.850% due 06/01/25		5,435	4,856	1.236% due 12/06/18 (Ê)		1,000	1,003
McDonald's Corp.				Panhandle Eastern Pipe Line Co., LP
2.100% due 12/07/18		2,700	2,757	8.125% due 06/01/19		3,542	3,764
Medco Health Solutions, Inc.				Penske Truck Leasing Co. Lp / PTL
4.125% due 09/15/20		2,027	2,147	Finance Corp.
Merck & Co., Inc.				3.050% due 01/09/20 (Þ)		2,500	2,510
0.986% due 05/18/18 (Ê)		11,925	11,965	Pfizer, Inc.
				0.512% due 05/15/17 (Ê)		7,095	7,100
MetLife, Inc.				0.934% due 06/15/18 (Ê)		1,448	1,449
10.750% due 08/01/39		4,795	7,312
Metropolitan Life Global Funding I				Philip Morris International, Inc.
2.500% due 12/03/20 (Þ)		1,000	1,019	2.900% due 11/15/21		3,625	3,808
Microsoft Corp.				Series EMTn
3.750% due 02/12/45		2,000	1,991	2.875% due 03/03/26	EUR	2,650	3,481
				Plains All American Pipeline, LP / PAA
MidAmerican Energy Co.				Finance Corp.
3.500% due 10/15/24		1,500	1,611	4.650% due 10/15/25		5,380	5,129
Monongahela Power Co.				Platform Specialty Products Corp.
4.100% due 04/15/24 (Þ)		1,815	1,957	10.375% due 05/01/21 (Þ)		2,720	2,720
5.400% due 12/15/43 (Þ)		1,850	2,245	PNC Bank NA
Morgan Stanley				Series BKNT
3.950% due 04/23/27		1,690	1,688	2.700% due 11/01/22		5,180	5,192
Series GMTN				PNC Funding Corp.
6.625% due 04/01/18		2,180	2,378	3.300% due 03/08/22		3,605	3,803
5.500% due 07/24/20		1,500	1,678
2.500% due 04/21/21		4,550	4,559	Pricoa Global Funding I
				2.550% due 11/24/20 (Þ)		2,210	2,233
1.750% due 01/30/25	EUR	1,705	1,955
3.875% due 01/27/26		2,110	2,189	Principal Financial Group, Inc.
				3.125% due 05/15/23		1,683	1,680
4.350% due 09/08/26		3,120	3,224
				Procter & Gamble Co. (The)
Mutual of Omaha Insurance Co.				0.907% due 11/01/19 (Ê)		5,000	4,984
4.297% due 07/15/54 (Þ)		3,140	3,128
				Progress Energy, Inc.
Mylan NV				3.150% due 04/01/22		1,750	1,797
3.000% due 12/15/18 (Þ)		2,980	3,031
				Prologis, LP
Mylan, Inc.				1.375% due 05/13/21	EUR	3,275	3,799
2.550% due 03/28/19		3,760	3,767
				Protective Life Global Funding
National City Bank				2.700% due 11/25/20 (Þ)		1,100	1,120
Series BKNT				Prudential Financial, Inc.
1.006% due 06/07/17 (Ê)		3,075	3,068	5.625% due 06/15/43		825	860
National Rural Utilities Cooperative
Finance Corp.				Public Service Co. of New Mexico
2.300% due 11/15/19		5,805	5,938	7.950% due 05/15/18		3,320	3,700
Neptune Finco Corp.				Quebecor World Capital Corp.
6.625% due 10/15/25 (Þ)		450	484	4.875% due 01/02/49 (Ø)(Þ)		625	—
New York Life Global Funding				6.125% due 11/15/49 (Ø)		1,955	—
1.450% due 12/15/17 (Þ)		4,430	4,459	QVC, Inc.
Newell Brands, Inc.				4.375% due 03/15/23		5,765	5,756
3.850% due 04/01/23		7,440	7,779	Series WI
NextEra Energy Capital Holdings, Inc.				5.450% due 08/15/34		2,040	1,820
Series F				Rayonier AM Products, Inc.
2.056% due 09/01/17		2,000	2,015	5.500% due 06/01/24 (Þ)		3,360	2,839
				Reliance Standard Life Global Funding
NiSource Finance Corp.				II
6.400% due 03/15/18		868	941	2.150% due 10/15/18 (Þ)		2,345	2,353
Noble Energy, Inc.				2.500% due 01/15/20 (Þ)		3,070	3,074
3.900% due 11/15/24		1,000	994	Republic Services, Inc.
Novartis Capital Corp.				5.250% due 11/15/21		1,850	2,110
4.000% due 11/20/45		1,000	1,089	3.550% due 06/01/22		2,850	2,993
NVR, Inc.				Reynolds American, Inc.
3.950% due 09/15/22		3,200	3,270	4.850% due 09/15/23		1,275	1,451
Oncor Electric Delivery Co. LLC				4.450% due 06/12/25		1,775	1,966
6.800% due 09/01/18		5,700	6,348	5.850% due 08/15/45		2,400	2,946
PACCAR Financial Corp.				S&P Global, Inc.
0.826% due 06/06/17 (Ê)		2,500	2,498

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 323

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			7.125% due 10/22/23	2,476	2,896
3.300% due 08/14/20	3,344	3,470	US Bank NA
SABMiller Holdings, Inc.			Series BKNT
3.750% due 01/15/22 (Þ)	4,996	5,338	0.835% due 09/11/17 (Ê)	4,800	4,798
Schlumberger Holdings Corp.			1.375% due 09/11/17	2,400	2,409
4.000% due 12/21/25 (Þ)	3,220	3,439	0.936% due 01/26/18 (Ê)	250	250
SL Green Realty Corp			USF&G Capital III
7.750% due 03/15/20	2,300	2,681	8.312% due 07/01/46 (Þ)	4,394	5,887
SL Green Realty Corp.			Valeant Pharmaceuticals International,
5.000% due 08/15/18	505	529	Inc.
			6.125% due 04/15/25 (Þ)	800	668
Southern Power Co.
Series 15B			Ventas Realty LP/CAP CRP
2.375% due 06/01/20	1,775	1,790	2.000% due 02/15/18	1,400	1,404
Sprint Capital Corp.			Verizon Communications, Inc.
8.750% due 03/15/32	6,115	4,861	1.036% due 06/09/17 (Ê)	661	662
			1.350% due 06/09/17	5,255	5,269
Sprint Communications, Inc.			2.382% due 09/14/18 (Ê)	600	616
9.000% due 11/15/18 (Þ)	1,415	1,496	3.650% due 09/14/18	1,970	2,074
Synchrony Financial			3.000% due 11/01/21	2,925	3,032
4.500% due 07/23/25	725	752	3.500% due 11/01/21	2,100	2,236
Sysco Corp.			5.050% due 03/15/34	2,230	2,448
2.500% due 07/15/21	3,070	3,107
Teachers Insurance & Annuity			Series WI
Association of America			4.272% due 01/15/36	2,520	2,534
4.375% due 09/15/54 (Þ)	200	191	4.862% due 08/21/46	1,550	1,661
Tenet Healthcare Corp.			4.672% due 03/15/55	6,287	6,080
4.134% due 06/15/20 (Ê)(Þ)	1,165	1,167	Visa, Inc.
8.125% due 04/01/22	6,010	6,235	3.150% due 12/14/25	1,005	1,054
Time Warner Cable, Inc.			Series 7YR
8.250% due 04/01/19	2,000	2,348	2.800% due 12/14/22	950	991
Time Warner Entertainment Co., LP			Wachovia Capital Trust III
8.375% due 03/15/23	1,000	1,303	5.570% due 03/29/49 (Ê)(ƒ)	3,440	3,431
Toyota Motor Credit Corp.			Wachovia Corp.
Series GMTN			0.904% due 06/15/17 (Ê)	5,495	5,483
1.900% due 04/08/21	2,340	2,342	Walgreens Boots Alliance, Inc.
Series MTN			4.800% due 11/18/44	965	989
1.002% due 03/12/20 (Ê)	13,210	13,055	WEA Finance LLC / Westfield UK &
			Europe Finance PLC
UBS AG			3.250% due 10/05/20 (Þ)	1,025	1,053
Series GMTN			Wells Fargo & Co.
1.800% due 03/26/18	7,035	7,062	0.716% due 06/02/17 (Ê)	10,930	10,913
Union Pacific Corp.			2.500% due 03/04/21	1,895	1,925
2.750% due 03/01/26	390	399	3.500% due 03/08/22	4,890	5,196
Union Pacific Railroad Co. Pass-Through
Trust			4.125% due 08/15/23	1,675	1,793
Series 06-1			3.000% due 04/22/26	2,870	2,863
5.866% due 07/02/30	899	1,043	3.900% due 05/01/45	2,500	2,481
UnitedHealth Group, Inc.			Series GMTN
1.900% due 07/16/18	3,420	3,482	2.600% due 07/22/20	5,385	5,519
2.700% due 07/15/20	2,295	2,392	4.300% due 07/22/27	2,460	2,624
2.875% due 12/15/21	3,375	3,524	Welltower, Inc.
3.350% due 07/15/22	630	668	6.125% due 04/15/20	1,720	1,949
3.750% due 07/15/25	700	759	4.950% due 01/15/21	650	713
3.100% due 03/15/26	760	783	5.250% due 01/15/22	2,500	2,772
Univision Communications, Inc.			Williams Cos., Inc. (The)
5.125% due 05/15/23 (Þ)	550	554	7.875% due 09/01/21	458	472
Unum Group			Williams Partners, LP
4.000% due 03/15/24	3,410	3,432	4.000% due 09/15/25	4,770	4,179
US Airways Pass-Through Trust			5.100% due 09/15/45	3,905	3,186
Series 2012-1 Class A			Wm Wrigley Jr Co.
5.900% due 10/01/24	2,513	2,808	2.000% due 10/20/17 (Þ)	2,355	2,380
Series A Class A			ZFS Finance USA Trust II

See accompanying notes which are an integral part of the financial statements.

324 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.450% due 12/15/65 (Þ)	4,650	4,674	Colombia Government International
ZFS Finance USA Trust V			Bond
6.500% due 05/09/37 (Þ)	5,977	5,992	4.375% due 07/12/21	1,535	1,604
			Cooperatieve Rabobank UA
International Debt - 5.6%		1,142,866	4.625% due 12/01/23	1,600	1,699
Abu Dhabi Government International			5.250% due 08/04/45	2,450	2,726
Bond			11.000% due 06/29/49 (ƒ)(Þ)	4,057	4,945
2.125% due 05/03/21 (Þ)	5,870	5,838	Credit Suisse
3.125% due 05/03/26 (Þ)	3,140	3,163	1.750% due 01/29/18	4,765	4,782
Actavis Funding SCS			6.000% due 02/15/18	690	735
3.450% due 03/15/22	1,925	1,972	Credit Suisse AG
3.800% due 03/15/25	2,525	2,593	3.000% due 10/29/21	1,200	1,225
4.750% due 03/15/45	100	101	Credit Suisse Group Funding Guernsey,
AerCap Ireland Capital, Ltd. / AerCap			Ltd.
Global Aviation Trust			3.125% due 12/10/20 (Þ)	3,000	3,005
4.625% due 07/01/22	3,670	3,799	3.450% due 04/16/21 (Å)	6,000	6,062
Altice Luxembourg SA			4.550% due 04/17/26 (Å)	3,975	4,059
7.750% due 05/15/22 (Þ)	3,550	3,541	Series WI
ArcelorMittal			3.800% due 09/15/22	4,300	4,349
6.125% due 06/01/25	2,525	2,468	Electricite de France SA
Ardagh Packaging Finance PLC /			4.875% due 01/22/44 (Þ)	605	643
Ardagh Holdings USA, Inc.			Ensco PLC
3.634% due 12/15/19 (Ê)(Þ)	550	555	4.700% due 03/15/21	6,205	5,197
Argentine Republic Government			5.750% due 10/01/44	3,265	2,179
International Bond			GE Capital International Funding Co.
7.500% due 04/22/26 (Þ)	330	335	Unlimited Co
AstraZeneca PLC			2.342% due 11/15/20 (Þ)	1,911	1,955
2.375% due 11/16/20	2,110	2,156	3.373% due 11/15/25 (Þ)	766	818
3.375% due 11/16/25	1,875	1,954	GE Capital International Funding Co.
Bank of Montreal			Unlimited Co.
Series 3FRN			4.418% due 11/15/35 (Þ)	3,862	4,241
0.989% due 04/10/18 (Ê)	800	796	Global SC Finance II SRL
Barclays PLC			Series 2014-1A Class A2
2.000% due 03/16/18	4,250	4,224	3.090% due 07/17/29 (Þ)	1,774	1,661
2.750% due 11/08/19	3,435	3,436	HBOS PLC
3.250% due 01/12/21	4,350	4,381	Series GMTN
4.375% due 01/12/26	1,290	1,300	6.750% due 05/21/18 (Þ)	9,920	10,740
Barrick Gold Corp.			HSBC Bank PLC
4.100% due 05/01/23	2,360	2,437	7.650% due 05/01/25	990	1,221
5.250% due 04/01/42	1,540	1,504	Hutchison Whampoa International 14,
			Ltd.
BAT International Finance PLC			3.625% due 10/31/24 (Þ)	2,475	2,571
2.125% due 06/07/17 (Þ)	1,952	1,968
2.750% due 06/15/20 (Þ)	2,875	2,970	ING Bank NV
3.500% due 06/15/22 (Þ)	830	886	4.125% due 11/21/23	2,000	2,032
BHP Billiton Finance USA, Ltd.			Intelsat Jackson Holdings SA
6.750% due 10/19/75 (Þ)	3,470	3,599	7.250% due 04/01/19	5,200	4,264
Black Sea Trade & Development Bank			Intesa Sanpaolo SpA
4.875% due 05/06/21 (Þ)	2,460	2,489	5.710% due 01/15/26 (Þ)	6,075	5,904
BP Capital Markets PLC			Lloyds Bank PLC
3.561% due 11/01/21	1,100	1,175	2.300% due 11/27/18	2,695	2,731
3.119% due 05/04/26	1,535	1,549	Macquarie Bank, Ltd.
			1.266% due 10/27/17 (Ê)(Þ)	2,205	2,199
Braskem Finance, Ltd.
6.450% due 02/03/24	2,375	2,334	Magnetite XII, Ltd.
British Telecommunications PLC			Series 2015-12A Class A
2.350% due 02/14/19	915	936	1.821% due 04/15/27 (Å)(Ê)	1,500	1,500
Canadian Oil Sands, Ltd.			Mexico Government International Bond
7.750% due 05/15/19 (Þ)	2,590	2,820	4.000% due 10/02/23	4,526	4,741
4.500% due 04/01/22 (Å)	3,740	3,743	6.050% due 01/11/40	1,000	1,185
CDP Financial, Inc.			Mitsubishi UFJ Financial Group, Inc.
5.600% due 11/25/39 (Þ)	2,480	3,163	2.950% due 03/01/21	3,900	3,983
			National Bank of Canada NY

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 325

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.025% due 05/24/17 (Ê)(~)	4,000	3,995	South Africa Government International
Noble Holding International, Ltd.			Bond
3.950% due 03/15/22	1,285	980	4.665% due 01/17/24	800	803
6.950% due 04/01/25	1,220	1,003	Statoil ASA
Nokia OYJ			3.150% due 01/23/22	775	800
6.625% due 05/15/39	4,411	4,742	Suncor Energy, Inc.
Numericable-SFR SA			5.950% due 12/01/34	2,690	2,910
7.375% due 05/01/26 (Å)	2,370	2,406	Toronto-Dominion Bank (The)
Perrigo Co. PLC			1.475% due 01/22/19 (Ê)	5,135	5,157
2.300% due 11/08/18	3,255	3,259	2.125% due 04/07/21	3,890	3,901
Peruvian Government International Bond			Total Capital SA
6.550% due 03/14/37	675	866	2.125% due 08/10/18	2,680	2,724
Petroleos de Venezuela SA			Trade MAPS 1, Ltd.
5.375% due 04/12/27	2,030	713	Series 2013-1A Class A
Series REGS			1.138% due 12/10/18 (Ê)(Þ)	6,410	6,382
6.000% due 11/15/26	16,285	5,568	Transocean, Inc.
Petroleos Mexicanos			3.750% due 10/15/17	6,794	6,522
4.875% due 01/24/22	2,125	2,141	5.050% due 10/15/22	6,205	4,282
3.500% due 01/30/23	660	613	6.800% due 03/15/38	1,550	949
4.875% due 01/18/24	330	329	Turkey Government International Bond
6.875% due 08/04/26 (Þ)	2,370	2,615	5.750% due 03/22/24	1,815	1,992
Series REGS			6.625% due 02/17/45	1,015	1,199
6.875% due 08/04/26	280	309	Tyco Electronics Group SA
Series WI			6.550% due 10/01/17	2,425	2,594
4.500% due 01/23/26	2,875	2,735	UBS Group Funding Jersey, Ltd.
5.625% due 01/23/46	5,005	4,456	3.000% due 04/15/21 (Þ)	5,085	5,101
Philippine Government International			4.125% due 09/24/25 (Þ)	3,960	4,063
Bond			4.125% due 04/15/26 (Þ)	5,000	5,136
4.200% due 01/21/24	2,200	2,495	Valeant Pharmaceuticals International,
Poland Government International Bond			Inc.
5.125% due 04/21/21	1,250	1,400	5.500% due 03/01/23 (Þ)	619	526
Province of Ontario Canada			Validus Holdings, Ltd.
3.000% due 07/16/18	6,925	7,184	8.875% due 01/26/40	2,273	2,998
3.200% due 05/16/24	1,230	1,314	Weatherford International, Ltd.
Province of Quebec Canada			5.125% due 09/15/20	4,053	3,716
0.910% due 09/04/18 (Ê)	2,355	2,349			314,989
3.500% due 07/29/20	465	500	Loan Agreements - 0.4%
2.625% due 02/13/23	550	566	Avago Technologies Cayman Finance,
			Ltd. Term Loan B1
Royal Bank of Canada			4.250% due 02/01/23 (Ê)	3,015	3,016
Series GMTN
0.890% due 10/13/17 (Ê)	3,489	3,476	FCA US LLC Term Loan B
4.650% due 01/27/26	5,350	5,575	3.500% due 05/24/17 (Ê)	2,316	2,316
			HCA, Inc. Term Loan B4
Royal Bank of Scotland Group PLC			3.381% due 05/01/18 (Ê)	2,837	2,846
6.400% due 10/21/19	1,000	1,118
			MacDermid, Inc. 1st Lien Term Loan
Seagate HDD Cayman			5.500% due 06/07/20 (Ê)	5,835	5,717
4.750% due 06/01/23	1,755	1,363	Sungard Availability Services Capital,
5.750% due 12/01/34	2,426	1,625	Inc. Term Loan B
Shell International Finance BV			6.000% due 03/31/19 (Ê)	2,841	2,536
2.000% due 11/15/18	2,360	2,403	T-Mobile USA, Inc. Term Loan B
2.250% due 01/06/23	925	911	3.500% due 11/09/22 (Ê)	2,584	2,598
Sirius International Group, Ltd.					19,029
7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,097	Mortgage-Backed Securities - 26.8%
Sky PLC			1211 Avenue of the Americas Trust
6.100% due 02/15/18 (Þ)	4,670	5,024
			Series 2015-1211 Class A1A2
SMART ABS Series Trust			3.901% due 08/10/35 (Þ)	4,050	4,409
Series 2015-3US Class A3A			225 Liberty Street Trust
1.660% due 08/14/19	3,595	3,570
			Series 2016-225L Class A
Societe Generale SA			3.597% due 02/10/36 (Þ)	975	1,039
Series REGS			Adjustable Rate Mortgage Trust
2.500% due 09/16/20	2,375	2,393

See accompanying notes which are an integral part of the financial statements.

326 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-1 Class 2A1			Banc of America Mortgage Trust
3.270% due 03/25/36 (Ê)	621	450	Series 2005-D Class 2A7
Alternative Loan Trust			3.195% due 05/25/35 (Ê)	1,201	1,120
Series 2005-85CB Class 2A2			Banc of America Re-REMIC Trust
5.500% due 02/25/36	13	12	Series 2010-UB5 Class A4A
Series 2005-J13 Class 2A7			5.649% due 02/17/51 (Þ)	2,211	2,232
5.500% due 11/25/35	470	428	BCAP LLC Trust
Series 2006-13T1 Class A3			Series 2009-RR11 Class 7A1
6.000% due 05/25/36	3,055	2,557	2.551% due 02/26/36 (Ê)(Þ)	639	634
Series 2007-8CB Class A1			Series 2010-RR7 Class 3A1
5.500% due 05/25/37	2,550	2,166	2.538% due 08/26/35 (Ê)(Þ)	1,494	1,478
Series 2007-15CB Class A5			Series 2011-R11 Class 15A1
5.750% due 07/25/37	436	381	2.735% due 10/26/33 (Ê)(Þ)	2,778	2,794
Series 2007-15CB Class A7			Series 2011-R11 Class 20A5
6.000% due 07/25/37	1,235	1,100	2.736% due 03/26/35 (Ê)(Þ)	1,095	1,094
American Home Mortgage Investment			Bear Stearns Adjustable Rate Mortgage
Trust			Trust
Series 2007-4 Class A2			Series 2003-8 Class 4A1
0.411% due 08/25/37 (Ê)	146	145	2.904% due 01/25/34 (Ê)	139	138
BAMLL Commercial Mortgage Securities			Series 2004-5 Class 2A
Trust			3.271% due 07/25/34 (Ê)	637	635
Series 2014-520M Class A			Series 2004-10 Class 22A1
4.185% due 08/15/46 (Þ)	660	709	3.023% due 01/25/35 (Ê)	188	181
Banc of America Alternative Loan Trust			Series 2005-12 Class 13A1
Series 2005-5 Class 2CB1			3.169% due 02/25/36 (Ê)	150	141
6.000% due 06/25/35	310	299	Bear Stearns Commercial Mortgage
Banc of America Commercial Mortgage			Securities Trust
Trust			Series 2005-T20 Class E
Series 2006-6 Class AJ			5.342% due 10/12/42	170	168
5.421% due 10/10/45	3,840	3,818	Series 2006-T22 Class AJ
Series 2007-2 Class AM			5.816% due 04/12/38	6	6
5.635% due 04/10/49	370	381	Series 2007-PW15 Class A4
Series 2007-3 Class AJ			5.331% due 02/11/44	227	232
5.539% due 06/10/49	2,530	2,516	Series 2007-PW16 Class A4
Series 2015-UBS7 Class A4			5.720% due 06/11/40	38	39
3.705% due 09/15/48	80	86	Bear Stearns Structured Products, Inc.
Banc of America Funding Trust			Series 2007-R6 Class 1A1
Series 2006-3 Class 5A8			2.774% due 01/26/36 (Ê)	1,338	1,024
5.500% due 03/25/36	1,226	1,153	Series 2007-R6 Class 2A1
Series 2006-F Class 1A2			2.478% due 12/26/46 (Ê)	1,280	909
2.706% due 07/20/36 (Ê)	87	66
Banc of America Merrill Lynch			BHMS Mortgage Trust
Commercial Mortgage, Inc.			Series 2014-ATLS Class AFL
Series 2005-3 Class AM			1.693% due 07/05/33 (Ê)(Þ)	1,215	1,199
4.727% due 07/10/43	102	101	Series 2014-ATLS Class BFX
Series 2007-5 Class A4			4.241% due 07/05/33 (Þ)	2,745	2,739
5.492% due 02/10/51	439	453	CD Mortgage Trust
Series 2008-1 Class A4			Series 2006-CD2 Class AM
6.424% due 02/10/51	1,170	1,232	5.326% due 01/15/46	65	65
Banc of America Mortgage Securities,			CFCRE Commercial Mortgage Trust
Inc.			Series 2011-C2 Class C
Series 2004-1 Class 5A1			5.588% due 12/15/47 (Þ)	860	940
6.500% due 09/25/33	11	11	Series 2016-C3 Class A3
Series 2004-11 Class 2A1			3.865% due 01/10/48	6,630	7,151
5.750% due 01/25/35	352	357	CGCMT Trust
Series 2004-F Class 1A1			Series 2009-RR1 Class MA4A
2.677% due 07/25/34 (Ê)	272	275	5.485% due 03/17/51 (Þ)	400	407
Series 2004-I Class 2A2			CHL Mortgage Pass-Through Trust
2.877% due 10/25/34 (Ê)	57	55	Series 2004-11 Class 2A1
Series 2005-H Class 2A5			2.472% due 07/25/34 (Ê)	1,773	1,747
2.848% due 09/25/35 (Ê)	1,587	1,446	Series 2004-22 Class A3

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 327

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.643% due 11/25/34 (Ê)	810	763	Series 2005-LP5 Class D
Series 2006-14 Class A4			4.646% due 05/10/43	371	370
6.250% due 09/25/36	2,580	2,415	Series 2007-C9 Class AJ
Series 2006-21 Class A8			5.650% due 12/10/49	864	866
5.750% due 02/25/37	1,915	1,746	Series 2007-GG11 Class AJ
Series 2007-4 Class 1A10			6.032% due 12/10/49	2,642	2,604
6.000% due 05/25/37	4,507	3,983	Series 2008-LS1 Class A4B
Series 2007-5 Class A51			6.094% due 12/10/49	1,136	1,187
5.750% due 05/25/37	1,908	1,793	Series 2010-RR1 Class GEA
Series 2007-9 Class A11			5.543% due 12/11/49 (Þ)	7,300	7,387
5.750% due 07/25/37	1,139	1,063	Series 2012-CR4 Class A3
Series 2007-9 Class A13			2.853% due 10/15/45	688	712
5.750% due 07/25/37	776	730	Series 2012-CR4 Class XA
Citigroup Commercial Mortgage Trust			1.923% due 10/15/45	470	38
Series 2013-375P Class A			Series 2012-CR5 Class A3
3.251% due 05/10/35 (Þ)	800	838	2.540% due 12/10/45	10	10
Series 2013-375P Class D			Series 2013-300P Class A1
3.518% due 05/10/35 (Å)	3,810	3,726	4.353% due 08/10/30 (Þ)	950	1,064
Series 2014-GC19 Class D			Series 2013-CR6 Class A4
4.900% due 03/10/47 (Þ)	110	93	3.101% due 03/10/46	115	120
Series 2014-GC23 Class A4			Series 2013-CR7 Class A1
3.622% due 07/10/47	225	241	0.716% due 03/10/46	2,439	2,428
Series 2015-GC29 Class A3			Series 2013-CR8 Class A5
2.935% due 04/10/48	80	81	3.612% due 06/10/46	185	199
Series 2015-GC29 Class A4			Series 2013-CR9 Class A3
3.192% due 04/10/48	110	114	4.022% due 07/10/45	155	171
Series 2015-GC29 Class D			Series 2013-CR9 Class A4
3.110% due 04/10/48 (Þ)	520	357	4.234% due 07/10/45	760	853
Series 2015-GC29 Class XA			Series 2014-277P Class A
1.172% due 04/10/48	1,121	80	3.611% due 08/10/49 (Þ)	1,070	1,148
Series 2015-GC31 Class A4			Series 2014-CR14 Class A4
3.762% due 06/10/48	225	242	4.236% due 02/10/47	80	90
Series 2015-GC35 Class A4			Series 2014-CR15 Class A4
3.818% due 11/10/48	170	184	4.074% due 02/10/47	90	100
Citigroup Mortgage Loan Trust, Inc.			Series 2014-CR19 Class A5
Series 2004-UST1 Class A5			3.796% due 08/10/47	75	81
2.044% due 08/25/34 (Ê)	2,964	2,903	Series 2014-CR21 Class A3
Series 2005-11 Class A2A			3.528% due 12/10/47	300	320
2.730% due 10/25/35 (Ê)	87	86	Series 2014-KYO Class F
Series 2007-AR8 Class 2A1A			3.939% due 06/11/27 (Ê)(Þ)	3,330	3,297
2.888% due 07/25/37 (Ê)	1,260	1,178	Series 2014-UBS4 Class A5
Series 2012-7 Class 10A2			3.694% due 08/10/47	310	331
2.729% due 09/25/36 (Ê)(Þ)	2,192	1,970	Series 2015-3BP Class A
COBALT CMBS Commercial Mortgage			3.178% due 02/10/35 (Þ)	1,030	1,066
Trust			Series 2015-CR23 Class A4
Series 2006-C1 Class AM			3.497% due 05/10/48	305	322
5.254% due 08/15/48	110	109
Commercial Mortgage Pass-Through			Series 2015-CR24 Class A5
Certificates			3.696% due 08/10/55	90	97
Series 2014-CR14 Class XA			Series 2015-CR24 Class D
0.857% due 02/10/47	1,611	60	3.463% due 08/10/55	180	127
Series 2015-CR27 Class A4			Series 2015-DC1 Class A5
3.612% due 10/10/48	265	283	3.350% due 02/10/48	290	304
Series 2015-CR27 Class B			Series 2015-LC19 Class A4
4.361% due 10/10/48	1,375	1,416	3.183% due 02/10/48	55	57
Series 2015-CR27 Class D			Series 2015-PC1 Class A4
3.472% due 10/10/48 (Þ)	235	168	3.620% due 07/10/50	115	123
Commercial Mortgage Trust			Series 2015-PC1 Class A5
Series 2001-J2A Class E			3.902% due 07/10/50	185	201
6.922% due 07/16/34 (Þ)	2,100	2,124	Series 2015-PC1 Class B

See accompanying notes which are an integral part of the financial statements.

328 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.443% due 07/10/50	1,100	1,124	3.890% due 2021	1,844	2,015
Series 2016-787S Class A			4.338% due 2021	5,735	6,334
3.545% due 02/10/36 (Þ)	975	1,025	5.500% due 2021	77	82
Credit Suisse Commercial Mortgage			2.820% due 2022	2,517	2,633
Trust Series			2.830% due 2022	2,313	2,421
Series 2007-C1 Class A3			5.000% due 2022	913	974
5.383% due 02/15/40	4,391	4,455	5.500% due 2022	332	358
Series 2007-C3 Class A4			4.500% due 2023	53	58
5.700% due 06/15/39	51	52	5.500% due 2023	710	769
Series 2007-C4 Class A4			2.500% due 2024	6,490	6,693
6.147% due 09/15/39	4,326	4,482	4.000% due 2024	55	59
Credit Suisse First Boston Mortgage			5.500% due 2024	492	537
Securities Corp.			7.500% due 2024	1	1
Series 2004-C4 Class E			10.000% due 2024	2	2
5.536% due 10/15/39 (Þ)	2,012	2,089	4.000% due 2025	2,301	2,448
Series 2005-9 Class 2A1			4.500% due 2025	43	46
5.500% due 10/25/35	2,225	2,043	5.500% due 2025	977	1,028
Series 2005-C2 Class AMFX			3.100% due 2026	1,605	1,706
4.877% due 04/15/37	373	347	3.500% due 2026	2,035	2,155
Series 2005-C3 Class AJ			4.000% due 2026	5,866	6,257
4.771% due 07/15/37	8	8	4.500% due 2026	140	159
Series 2005-C3 Class B			5.500% due 2026	153	171
4.882% due 07/15/37	1,505	1,504	9.000% due 2026	5	5
CSAIL Commercial Mortgage Trust			2.965% due 2027	3,954	4,132
Series 2015-C2 Class XA			3.000% due 2027	2,291	2,401
Interest Only STRIP			3.500% due 2027	3,047	3,230
0.894% due 06/15/57	1,262	69	4.500% due 2027	491	559
Series 2015-C3 Class A3			4.500% due 2027	2,816	2,968
3.447% due 08/15/48	270	284	5.500% due 2027	53	59
Series 2015-C3 Class A4			3.500% due 2028	1,802	1,918
3.718% due 08/15/48	200	215	7.000% due 2028	36	42
Series 2015-C3 Class D			6.500% due 2029	39	47
3.507% due 08/15/48	355	257	7.000% due 2029	359	429
CSMC			7.500% due 2029	5	6
Series 2010-19R Class 5A4			3.500% due 2030	1,666	1,766
3.250% due 08/27/36 (Þ)	69	67	6.500% due 2030	59	68
CSMC Mortgage-Backed Trust			7.000% due 2030	55	60
Series 2007-2 Class 3A4			8.000% due 2030	54	69
5.500% due 03/25/37	2,088	1,896	8.500% due 2030	50	57
CSMC Trust			9.500% due 2030	18	21
Series 2014-USA Class A2			4.000% due 2031	1,736	1,871
3.953% due 09/15/37 (Þ)	2,970	3,170	6.500% due 2031	100	115
DBCCRE Mortgage Trust			7.000% due 2031	237	284
Series 2014-ARCP Class C			7.500% due 2031	13	13
4.935% due 01/10/34 (Þ)	3,985	4,130	8.500% due 2031	92	106
Deutsche Alt-A Securities Mortgage			3.500% due 2032	8,091	8,560
Loan Trust			6.500% due 2032	92	106
Series 2007-OA4 Class 1A1A			7.000% due 2032	669	784
0.629% due 08/25/47 (Ê)	3,453	2,717	7.500% due 2032	18	21
DSLA Mortgage Loan Trust			8.500% due 2032	11	14
Series 2007-AR1 Class 2A1A			2.448% due 2033(Ê)	109	116
0.579% due 04/19/47 (Ê)	6,409	5,071	3.000% due 2033	5,266	5,492
Fannie Mae			3.500% due 2033	4,483	4,738
10.000% due 2018	2	2	6.500% due 2033	136	156
5.000% due 2019	122	127	7.000% due 2033	275	310
3.766% due 2020	5,854	6,349	2.360% due 2034(Ê)	87	91
4.000% due 2020	4	4	2.531% due 2034(Ê)	437	463
3.400% due 2021	4,790	5,146	2.536% due 2034(Ê)	236	250
3.500% due 2021	224	237	5.500% due 2034	933	1,055
3.840% due 2021	3,732	4,073	6.500% due 2034	254	293

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 329

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 2034	34	39	Interest Only STRIP
2.353% due 2035(Ê)	679	715	7.000% due 04/25/32 (Å)	7	2
2.376% due 2035(Ê)	487	516	Series 2003-339 Class 23
4.500% due 2035	4,602	5,032	Interest Only STRIP
4.500% due 2035	676	783	5.000% due 06/25/18	143	5
5.500% due 2035	613	693	Series 2003-343 Class 6
7.000% due 2035	20	21	Interest Only STRIP
7.500% due 2035	264	332	5.000% due 10/25/33	453	86
2.444% due 2036(Ê)	5	6	Series 2003-345 Class 18
3.000% due 2036	395	410	Interest Only STRIP
4.000% due 2036	65	70	4.500% due 12/25/18	449	20
5.500% due 2036	368	394	Series 2003-345 Class 19
7.000% due 2036	86	92	Interest Only STRIP
4.000% due 2037	71	76	4.500% due 01/25/19	484	22
5.500% due 2037	2,257	2,528
6.500% due 2037	195	227	Series 2005-365 Class 12
5.500% due 2038	2,230	2,523	Interest Only STRIP
			5.500% due 12/25/35	1,427	246
5.500% due 2038	2,142	2,416
6.500% due 2038	176	202	Series 2006-369 Class 8
4.500% due 2039	686	749	Interest Only STRIP
4.500% due 2039	704	818	5.500% due 04/25/36	201	42
6.000% due 2039	551	628	Fannie Mae Grantor Trust
6.500% due 2039	106	122	Series 1999-T2 Class A1
4.500% due 2040	251	274	7.500% due 01/19/39	28	32
5.500% due 2040	6,903	7,817	Series 2001-T4 Class A1
4.000% due 2041	1,364	1,464	7.500% due 07/25/41	2,124	2,608
4.500% due 2041	7,073	7,716	Fannie Mae REMICS
4.500% due 2041	1,391	1,587	Series 1996-46 Class ZA
5.000% due 2041	15,702	17,432	7.500% due 11/25/26	69	78
3.000% due 2042	4,973	5,113	Series 1997-68 Class SC
3.500% due 2042	5,676	5,981	8.338% due 05/18/27 (Å)(Ê)	24	5
4.500% due 2042	709	773	Series 1999-56 Class Z
2.500% due 2043	560	558	7.000% due 12/18/29	242	277
3.000% due 2043	2,225	2,285	Series 2001-4 Class SA
3.500% due 2043	4,508	4,744	7.388% due 02/17/31 (Å)(Ê)	5	—
3.000% due 2044	9,989	10,263	Series 2002-57 Class PG
2.500% due 2045	299	297	5.500% due 09/25/17	206	209
3.500% due 2045	45,357	47,572	Series 2003-25 Class IK
4.000% due 2045	9,054	9,694	7.000% due 04/25/33 (Å)	66	13
3.500% due 2046	53,157	55,709	Series 2003-32 Class UI
4.000% due 2046	14,705	15,821	6.000% due 05/25/33 (Å)	51	11
15 Year TBA(Ï)			Series 2003-33 Class IA
2.000%	575	578	6.500% due 05/25/33 (Å)	317	73
2.500%	7,315	7,394	Series 2003-35 Class FY
30 Year TBA(Ï)			0.570% due 05/25/18 (Ê)	235	235
3.000%	42,635	43,652	Series 2003-35 Class IU
3.500%	41,740	43,706	6.000% due 05/25/33 (Å)	59	13
4.000%	36,960	39,455	Series 2003-35 Class UI
4.500%	20,027	21,379	6.500% due 05/25/33 (Å)	71	13
5.000%	8,970	9,918	Series 2003-64 Class JI
Series 1997-281 Class 2			6.000% due 07/25/33 (Å)	37	8
Interest Only STRIP			Series 2004-70 Class EB
9.000% due 11/25/26 (Å)	17	4	5.000% due 10/25/24	649	702
Series 2000-306 Class IO			Series 2005-110 Class MB
Interest Only STRIP			5.500% due 09/25/35	230	245
8.000% due 05/25/30 (Å)	16	4	Series 2005-117 Class LC
Series 2001-317 Class 2			5.500% due 11/25/35	1,973	2,138
Interest Only STRIP			Series 2006-22 Class CE
8.000% due 12/25/31 (Å)	25	6	4.500% due 08/25/23	666	709
Series 2002-320 Class 2			Series 2006-118 Class A1

See accompanying notes which are an integral part of the financial statements.

330 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.259% due 12/25/36 (Å)(Ê)	63	62	1.007% due 02/25/48 (Ê)(Þ)	260	260
Series 2007-73 Class A1			FDIC Trust
0.259% due 07/25/37 (Å)(Ê)	617	605	Series 2010-R1 Class A
Series 2009-39 Class LB			2.184% due 05/25/50 (Þ)	755	756
4.500% due 06/25/29	1,328	1,441	Series 2011-R1 Class A
Series 2009-70 Class PS			2.672% due 07/25/26 (Þ)	3,053	3,109
Interest Only STRIP			Federal Home Loan Mortgage Corp.
6.581% due 01/25/37 (Ê)	10,889	1,921	Multifamily Structured Pass-Through
Series 2009-71 Class MB			Certificates
4.500% due 09/25/24	977	1,031	Series 2011-K702 Class X1
Series 2009-96 Class DB			Interest Only STRIP
4.000% due 11/25/29	3,615	3,866	1.452% due 02/25/18	53,176	1,191
Series 2010-95 Class S			Series 2015-K044 Class A2
Interest Only STRIP			2.811% due 01/25/25	3,050	3,167
6.413% due 09/25/40 (Ê)	10,074	2,088	Series 2015-K050 Class A2
Series 2013-111 Class PL			3.334% due 08/25/25	7,300	7,870
2.000% due 12/25/42	3,641	3,447	Series 2015-K151 Class A3
Series 2013-119 Class NT			3.511% due 04/25/30	2,405	2,558
4.000% due 12/25/43	3,600	3,948	Series 2015-KF12 Class A
Series 2015-43 Class PA			1.125% due 09/25/22 (Ê)	3,342	3,354
3.500% due 01/25/43	3,261	3,391	Series 2016-K053 Class A2
Fannie Mae Whole Loan			2.995% due 12/25/25	7,300	7,665
Series 2003-W1 Class 2A			Series 2016-KF15 Class A
6.475% due 12/25/42	59	69	1.070% due 02/25/23 (Ê)	13,910	13,910
			Federal Home Loan Mortgage Corp.
Series 2004-W9 Class 2A1			Structured Pass-Through Securities
6.500% due 02/25/44	121	140	Series 2002-42 Class A6
Series 2004-W11 Class 1A2			9.500% due 02/25/42	45	56
6.500% due 05/25/44	258	309	Series 2003-56 Class A5
Fannie Mae-Aces			5.231% due 05/25/43	1,740	1,941
Series 2011-M2 Class A3			Series 2003-58 Class 2A
3.764% due 04/25/21	4,250	4,637	6.500% due 09/25/43	151	177
Series 2012-M8 Class ASQ2			First Horizon Asset Securities, Inc.
1.520% due 12/25/19	7,843	7,880	Series 2005-AR4 Class 2A1
Series 2013-M4 Class ASQ2			2.666% due 10/25/35 (Ê)	1,375	1,129
1.451% due 02/25/18	3,571	3,577	First Horizon Mortgage Pass-Through
Series 2014-M13 Class A2			Trust
3.021% due 08/25/24	2,735	2,870	Series 2005-AR1 Class 2A1
Series 2014-M13 Class AB2			2.608% due 04/25/35 (Ê)	816	799
2.951% due 08/25/24	3,645	3,778	First Union National Bank-Bank of
Series 2014-M13 Class ASQ2			America NA Commercial Mortgage
1.637% due 11/25/17	15,036	15,119	Trust
Series 2015-M1 Class ASQ1			Series 2001-C1 Class IO1
0.782% due 02/25/18	4,471	4,464	2.200% due 03/15/33 (Þ)	2,348	—
			Four Times Square Trust Commercial
Series 2015-M1 Class ASQ2			Mortgage Pass-Through Certificates
1.626% due 02/25/18	9,390	9,443	Series 2006-4TS Class A
Series 2015-M7 Class ASQ1			5.401% due 12/13/28 (Þ)	390	440
0.882% due 04/25/18	5,251	5,247	Freddie Mac
Series 2015-M7 Class ASQ2			10.500% due 2017	—	—
1.550% due 04/25/18	3,325	3,344	8.000% due 2020	11	12
Series 2015-M11 Class A1			10.000% due 2020	2	3
2.097% due 04/25/25	4,541	4,601	11.000% due 2020	2	2
Series 2015-M15 Class ASQ1			10.500% due 2021	4	4
0.849% due 01/25/19	10,599	10,588	8.500% due 2025	6	7
Series 2016-M2 Class ABV2			4.000% due 2026	1,551	1,656
2.131% due 01/25/23	3,810	3,773	3.500% due 2027	3,046	3,227
Series 2016-M3 Class ASQ2			7.000% due 2027	30	34
2.263% due 02/25/23	5,170	5,190	8.500% due 2027	41	49
FDIC Guaranteed Notes Trust			3.500% due 2030	1,422	1,512
Series 2010-S1 Class 1A			7.500% due 2030	46	53

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 331

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.500% due 2030	19	22	5.000% due 06/15/33	623	693
3.000% due 2031	2,786	2,916	Series 2003-2649 Class IM
6.500% due 2031	70	80	7.000% due 07/15/33 (Å)	84	21
8.000% due 2031	4	4	Series 2003-2697 Class LG
7.000% due 2032	41	50	4.500% due 10/15/23	544	585
2.483% due 2033(Ê)	135	143	Series 2003-2725 Class TA
3.000% due 2035	530	551	4.500% due 12/15/33	1,300	1,526
3.500% due 2035	2,829	2,987	Series 2006-3123 Class HT
5.000% due 2035	55	61	5.000% due 03/15/26	1,411	1,540
3.000% due 2036	2,391	2,481	Series 2006-3150 Class EQ
4.000% due 2036	137	146	5.000% due 05/15/26	1,005	1,091
6.000% due 2038	2,105	2,419	Series 2006-R006 Class ZA
6.500% due 2038	41	46	6.000% due 04/15/36	3,138	3,593
4.500% due 2039	6,961	7,750	Series 2007-3335 Class FT
5.500% due 2039	1,348	1,500	0.584% due 08/15/19 (Ê)	354	354
4.000% due 2040	8,939	9,733	Series 2007-3345 Class FP
5.000% due 2040	307	339	0.633% due 11/15/36 (Ê)	12	12
5.500% due 2040	2,074	2,330	Series 2009-3558 Class G
4.000% due 2041	9,000	9,728	4.000% due 08/15/24	150	165
5.500% due 2041	2,467	2,795
3.000% due 2042	2,919	2,994	Series 2010-3704 Class DC
			4.000% due 11/15/36	1,195	1,270
3.500% due 2043	3,623	3,812
4.000% due 2044	6,475	6,980	Series 2011-3963 Class JB
			4.500% due 11/15/41	3,500	3,992
3.000% due 2045	7,806	8,005
3.500% due 2045	43,622	45,665	Series 2012-3997 Class PB
4.000% due 2045	26,548	28,398	4.000% due 02/15/42	4,000	4,390
3.000% due 2046	22,978	23,563	Series 2013-4233 Class MD
3.500% due 2046	18,440	19,366	1.750% due 03/15/25	2,665	2,678
4.000% due 2046	18,449	19,781	Series 2014-4423 Class VB
4.500% due 2046	853	934	3.500% due 06/15/33	1,090	1,157
15 Year TBA(Ï)			Freddie Mac Strips
2.500%	4,900	5,038	Series 1998-191 Class IO
3.000%	24,335	25,449	8.000% due 01/01/28	15	3
30 Year TBA(Ï)			Series 1998-194 Class IO
3.000%	1,000	1,025	6.500% due 04/01/28	39	7
3.500%	3,500	3,666	Series 2001-212 Class IO
4.000%	9,100	9,717	6.000% due 05/01/31	39	8
4.500%	2,800	3,045	Series 2001-215 Class IO
5.000%	375	412	8.000% due 06/15/31	39	11
6.000%	4,450	5,046	Series 2012-271 Class 30
Freddie Mac Mortgage Trust			3.000% due 08/15/42	7,564	7,710
Series 2010-K7 Class B			FREMF Mortgage Trust
5.441% due 04/25/20 (Þ)	5,350	5,909	Series 2015-K721 Class B
Freddie Mac Reference REMIC			3.681% due 11/25/47 (Þ)	4,105	3,863
Series 2006-R007 Class ZA			GAHR Commercial Mortgage Trust
6.000% due 05/15/36	2,245	2,549	Series 2015-NRF Class AFX
Freddie Mac REMICS			3.235% due 12/15/19 (Þ)	2,660	2,760
Series 1994-1730 Class Z			GE Commercial Mortgage Corp. Trust
7.000% due 05/15/24	78	88	Series 2007-C1 Class AM
Series 1999-2129 Class SG			5.606% due 12/10/49	165	161
6.838% due 06/17/27 (Å)(Ê)	449	80	Ginnie Mae
Series 2000-2247 Class SC			3.000% due 04/20/46	7,975	8,271
7.334% due 08/15/30 (Å)(Ê)	15	3	Series 1999-27 Class SE
Series 2002-2463 Class SJ			8.439% due 08/16/29 (Å)(Ê)	59	15
7.566% due 03/15/32 (Å)(Ê)	40	11	Series 2002-27 Class SA
Series 2003-2610 Class UI			7.566% due 05/16/32 (Å)(Ê)	13	3
6.500% due 05/15/33 (Å)	11	2	Series 2010-14 Class A
Series 2003-2621 Class QH			4.500% due 06/16/39	739	788
5.000% due 05/15/33	645	713	Series 2010-H04 Class BI
Series 2003-2624 Class QH

See accompanying notes which are an integral part of the financial statements.

332 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			4.564% due 2062	1,418	1,526
1.406% due 04/20/60	11,200	523	4.845% due 2062	1,379	1,457
Series 2010-H12 Class PT			5.065% due 2062	2,255	2,385
5.470% due 11/20/59	2,644	2,720	4.652% due 2063	927	1,021
Series 2010-H22 Class JI			4.661% due 2063	299	330
Interest Only STRIP			30 Year TBA(Ï)
2.503% due 11/20/60	19,147	1,319	3.000%	5,500	5,685
Series 2011-H02 Class BI			3.500%	8,520	8,999
0.420% due 02/20/61	15,937	201	4.000%	10,075	10,752
Series 2012-H11 Class CI			GMACM Mortgage Loan Trust
Interest Only STRIP			Series 2005-AR2 Class 4A
2.909% due 04/20/62	19,187	1,254	3.425% due 05/25/35 (Ê)	1,642	1,532
Series 2012-H23 Class FI			GreenPoint Mortgage Funding Trust
Interest Only STRIP			Series 2005-AR5 Class 1A1
0.783% due 10/20/62	19,626	376	0.440% due 11/25/45 (Ê)	145	124
Series 2013-H03 Class HI			GS Mortgage Securities Corp. II
Interest Only STRIP			Series 2011-GC5 Class A4
2.622% due 12/20/62	13,729	1,240	3.707% due 08/10/44	5,295	5,682
Series 2013-H06 Class HI			Series 2015-GC30 Class A4
2.929% due 01/20/63	28,120	1,868	3.382% due 05/10/50	405	424
Series 2014-190 Class PL			GS Mortgage Securities Trust
3.500% due 12/20/44	4,959	5,375	Series 2011-GC5 Class XA
Ginnie Mae I			1.809% due 08/10/44 (Þ)	1,206	61
11.000% due 2020	1	1	Series 2013-GC12 Class A1
10.500% due 2021	6	7	0.742% due 06/10/46	926	921
10.000% due 2022	10	10	Series 2013-GC13 Class XA
2.140% due 2023	3,414	3,473	0.338% due 07/10/46	13,997	109
10.000% due 2025	12	13	Series 2013-GC16 Class A1
8.000% due 2030	91	104	1.264% due 11/10/46	1,085	1,085
7.500% due 2031	11	11	Series 2014-GC18 Class A4
7.500% due 2032	6	7	4.074% due 01/10/47	250	275
5.500% due 2034	25	29	Series 2014-GC20 Class D
5.500% due 2035	3,412	3,874	5.029% due 04/10/47 (Þ)	460	360
5.500% due 2036	51	57	Series 2014-GC26 Class C
5.500% due 2037	31	35	4.662% due 11/10/47	1,525	1,502
5.500% due 2038	38	43	Series 2015-GS1 Class D
4.500% due 2039	11,809	13,160	3.268% due 11/10/48	175	133
5.000% due 2039	5,905	6,621	GSMPS Mortgage Loan Trust
4.500% due 2040	4,280	4,685	Series 1998-1 Class A
5.000% due 2040	963	1,066	8.000% due 09/19/27 (Þ)	50	51
4.500% due 2041	3,361	3,683	Series 1998-3 Class A
4.500% due 2042	273	299	7.750% due 09/19/27 (Þ)	38	40
3.000% due 2043	6,303	6,527	Series 1999-3 Class A
30 Year TBA(Ï)			8.000% due 08/19/29 (Þ)	143	130
3.500%	1,350	1,425	Series 2005-RP1 Class 1A4
4.000%	1,275	1,336	8.500% due 01/25/35 (Þ)	445	474
6.000%	175	197	Series 2006-RP1 Class 1A2
Ginnie Mae II			7.500% due 01/25/36 (Þ)	991	1,022
1.750% due 2040(Ê)	771	791	Series 2006-RP1 Class 1A3
2.000% due 2040(Ê)	1,147	1,183	8.000% due 01/25/36 (Þ)	997	1,048
3.000% due 2040(Ê)	1,198	1,238	GSR Mortgage Loan Trust
5.500% due 2043	3,069	3,381
3.000% due 2045	4,611	4,635	Series 2005-AR7 Class 6A1
			2.842% due 11/25/35 (Ê)	452	432
3.500% due 2045	10,751	11,371
3.000% due 2046	3,890	4,035	HarborView Mortgage Loan Trust
3.500% due 2046	20,213	21,378	Series 2005-4 Class 3A1
4.000% due 2046	6,840	7,318	2.744% due 07/19/35 (Ê)	2,073	1,802
5.390% due 2059	1,619	1,671	Hilton USA Trust
4.700% due 2061	6,649	6,928	Series 2013-HLF Class DFL
4.810% due 2061	6,673	6,996	3.179% due 11/05/30 (Ê)(Þ)	190	190

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 333

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-HLT Class EFX			1.447% due 01/15/32 (Ê)(Þ)	900	896
4.453% due 11/05/30 (Þ)	5,000	5,019	Series 2015-FL7 Class A
IndyMac INDA Mortgage Loan Trust			1.683% due 05/15/28 (Å)(Ê)	1,286	1,273
Series 2007-AR1 Class 1A1			Series 2016-ATRM Class B
2.822% due 03/25/37 (Ê)	2,082	1,915	3.969% due 10/05/28 (Þ)	2,785	2,846
IndyMac INDX Mortgage Loan Trust			JPMorgan Mortgage Trust
Series 2005-AR25 Class 1A21			Series 2004-A2 Class 3A1
2.839% due 12/25/35 (Ê)	471	352	2.573% due 05/25/34 (Ê)	242	233
JPMBB Commercial Mortgage Securities			Series 2005-A1 Class 6T1
Trust			2.873% due 02/25/35 (Ê)	73	68
Series 2014-C21 Class A5			Series 2005-A4 Class 1A1
3.775% due 08/15/47	60	65	2.661% due 07/25/35 (Ê)	370	363
Series 2014-C23 Class XA			Series 2005-A8 Class 1A1
0.869% due 09/15/47	4,930	200	2.636% due 11/25/35 (Ê)	1,100	1,035
Series 2014-C26 Class C			Series 2005-S3 Class 1A2
4.570% due 01/15/48	315	318	5.750% due 01/25/36	77	65
Series 2015-C27 Class A4			Series 2006-A6 Class 1A2
3.179% due 02/15/48	310	320	2.677% due 10/25/36 (Ê)	629	565
Series 2015-C28 Class D			Series 2007-A1 Class B1
3.881% due 10/15/48 (Å)	175	125	2.772% due 07/25/35 (Ê)	63	22
Series 2015-C29 Class A4			Series 2007-A4 Class 3A3
3.611% due 05/15/48	130	138	4.603% due 06/25/37 (Ê)	1,305	1,164
Series 2015-C32 Class A5			Series 2013-1 Class 2A2
3.598% due 11/15/48	265	281	2.500% due 03/25/43 (Þ)	5,270	5,302
JPMorgan Alternative Loan Trust			Series 2015-SGP Class C
Series 2006-A2 Class 3A1			3.933% due 07/15/36 (Ê)(Þ)	4,805	4,747
2.674% due 05/25/36 (Ê)	3,420	2,601
JPMorgan Chase Commercial Mortgage			JPMorgan Resecuritization Trust Series
Securities Corp.			Series 2009-5 Class 2A2
Series 2006-LDP8 Class AM			1.981% due 01/26/37 (Ê)(Þ)	5,675	4,639
5.440% due 05/15/45	1,150	1,157	LB-Commercial Mortgage Trust
JPMorgan Chase Commercial Mortgage			Series 2007-C3 Class AJ
Securities Trust			5.923% due 07/15/44	2,440	2,381
Series 2004-LN2 Class B			Series 2007-C3 Class AM
5.446% due 07/15/41	1,550	1,556	5.923% due 07/15/44	4,780	4,960
Series 2005-CB12 Class AJ			LB-UBS Commercial Mortgage Trust
4.987% due 09/12/37	1,225	1,228	Series 2004-C6 Class F
Series 2006-CB15 Class A4			5.206% due 08/15/36	1,332	1,332
5.814% due 06/12/43	1,347	1,345	Series 2005-C7 Class F
Series 2006-LDP8 Class A4			5.350% due 11/15/40	2,505	2,434
5.399% due 05/15/45	49	49	Series 2007-C1 Class AJ
Series 2006-LDP9 Class A3			5.484% due 02/15/40	3,840	3,818
5.336% due 05/15/47	317	322	Series 2007-C1 Class AM
Series 2007-C1 Class A4			5.455% due 02/15/40	2,570	2,607
5.716% due 02/15/51	254	263	Series 2007-C2 Class A3
Series 2007-CB18 Class A4			5.430% due 02/15/40	4,030	4,106
5.440% due 06/12/47	1,906	1,940	Series 2007-C7 Class AJ
Series 2007-LD11 Class AM			6.449% due 09/15/45	4,830	4,821
5.787% due 06/15/49	522	518	Series 2008-C1 Class A2
Series 2007-LDPX Class A3			6.085% due 04/15/41	49	51
5.420% due 01/15/49	180	184	Mastr Adjustable Rate Mortgages Trust
Series 2007-LDPX Class AM			Series 2004-10 Class 2A2
5.464% due 01/15/49	5,760	5,680	3.279% due 10/25/34 (Ê)	5	3
Series 2008-C2 Class A4FL			Series 2005-1 Class B1
1.937% due 02/12/51 (Ê)	1,407	1,357	Interest Only STRIP
Series 2012-C8 Class A3			2.759% due 03/25/35 (Ê)	603	189
2.829% due 10/15/45	480	495	Series 2006-2 Class 4A1
Series 2012-C8 Class E			2.809% due 02/25/36 (Ê)	546	525
4.814% due 10/15/45 (Þ)	100	91	Series 2007-HF2 Class A1
Series 2015-CSMO Class A			0.756% due 09/25/37 (Ê)	3,028	2,707

See accompanying notes which are an integral part of the financial statements.

334 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mastr Reperforming Loan Trust			Series 2007-T25 Class AJ
Series 2005-1 Class 1A3			5.574% due 11/12/49	2,962	2,917
7.000% due 08/25/34 (Þ)	364	371	Series 2008-T29 Class AM
Series 2005-2 Class 1A4			6.261% due 01/11/43	4,950	5,250
8.000% due 05/25/35 (Þ)	744	783	Series 2008-T29 Class D
Merrill Lynch Mortgage Investors Trust			6.461% due 01/11/43 (Å)	175	168
Series 2005-A9 Class 2A1C			Series 2011-C2 Class A2
2.649% due 12/25/35 (Ê)	3,825	3,670	3.476% due 06/15/44 (Þ)	818	822
Merrill Lynch Mortgage Trust			Morgan Stanley Capital I, Inc.
Series 2005-A10 Class A			Series 2007-IQ14 Class A2
0.431% due 02/25/36 (Ê)	326	295	5.610% due 04/15/49	471	471
Series 2006-C2 Class AM			Series 2007-IQ14 Class A4
5.782% due 08/12/43	1,400	1,406	5.692% due 04/15/49	2,010	2,059
Series 2008-C1 Class A4			Series 2007-IQ16 Class A4
5.690% due 02/12/51	3,394	3,555	5.809% due 12/12/49	197	206
ML-CFC Commercial Mortgage Trust			Morgan Stanley Re-REMIC Trust
Series 2007-5 Class A4			Series 2009-GG10 Class A4A
5.378% due 08/12/48	256	260	5.794% due 08/12/45 (Þ)	1,014	1,038
Series 2007-5 Class AM			Series 2010-GG10 Class A4A
5.419% due 08/12/48	350	358	5.794% due 08/15/45 (Þ)	320	326
Morgan Stanley Bank of America Merrill			MSBAM Commercial Mortgage
Lynch Trust			Securities Trust
Series 2012-C5 Class A4			Series 2012-CKSV Class A2
3.176% due 08/15/45	50	52	3.277% due 10/15/30 (Þ)	1,065	1,087
Series 2013-C7 Class A1			MSCG Trust
0.738% due 02/15/46	713	713	Series 2015-ALDR Class A2
Series 2013-C8 Class A4			3.577% due 06/07/35 (Þ)	1,435	1,488
3.134% due 12/15/48	150	156	NCUA Guaranteed Notes Trust
Series 2014-C19 Class A4			Series 2010-R3 Class 3A
3.526% due 12/15/47	130	138	2.400% due 12/08/20	1,352	1,366
Series 2015-C24 Class A4			Nomura Resecuritization Trust
3.732% due 05/15/48	4,430	4,759	Series 2013-1R Class 3A12
Series 2015-C24 Class C			0.351% due 10/26/36 (Ê)(Þ)	2,482	2,146
4.499% due 05/15/48	455	416	Series 2014-1R Class 5A3
Series 2015-C26 Class A3			0.341% due 10/26/36 (Ê)(Þ)	4,173	3,373
3.211% due 11/15/48	5,055	5,166	Series 2015-11R Class 3A2
Series 2015-C26 Class D			2.369% due 05/25/36 (Þ)	1,272	1,184
3.060% due 11/15/48	225	159	Prime Mortgage Trust
Series 2015-C26 Class XA			Series 2004-CL1 Class 1A2
1.279% due 10/15/48	264	20	0.846% due 02/25/34 (Ê)	25	23
Morgan Stanley Capital I Trust			RAMP Trust
Series 2003-IQ4 Class J			Series 2004-SL1 Class A3
5.500% due 05/15/40 (Þ)	364	366	7.000% due 11/25/31	2	2
Series 2005-IQ9 Class B			RBS Commercial Funding, Inc. Trust
4.860% due 07/15/56	1,190	1,192	Series 2013-GSP Class A
Series 2005-IQ10 Class B			3.834% due 01/13/32 (Þ)	1,055	1,141
6.272% due 09/15/42	149	149	RBSCF Trust
Series 2006-HQ8 Class C			Series 2010-RR4 Class WBCA
5.590% due 03/12/44	1,405	1,350	5.509% due 04/16/47 (Å)	300	300
Series 2006-T21 Class B			RBSSP Resecuritization Trust
5.312% due 10/12/52 (Þ)	1,566	1,562	Series 2010-3 Class 9A1
Series 2006-T21 Class D			5.500% due 02/26/35 (Þ)	378	383
5.433% due 10/12/52 (Þ)	85	79	Reperforming Loan REMIC Trust
Series 2006-T21 Class E			Series 2005-R2 Class 2A4
5.433% due 10/12/52 (Þ)	55	51	8.500% due 06/25/35 (Þ)	79	83
Series 2007-IQ14 Class A2FL			RFMSI Trust
0.358% due 04/15/49 (Ê)	2,457	2,455	Series 2006-SA4 Class 2A1
Series 2007-IQ16 Class AM			3.660% due 11/25/36 (Ê)	385	335
6.053% due 12/12/49	6,907	7,209	Rialto Capital Management LLC

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 335

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-LT5 Class A			4.215% due 02/25/37 (Ê)	3,161	2,846
2.850% due 05/15/24 (Þ)	159	158	Series 2007-HY2 Class 2A3
RREF LLC			1.986% due 04/25/37 (Ê)	3,531	2,596
Series 2014-LT6 Class A			Series 2007-HY5 Class 3A1
2.750% due 09/15/24 (Þ)	228	227	4.345% due 05/25/37 (Ê)	3,701	3,231
Series 2015-LT7 Class A			Series 2007-OA2 Class 1A
3.000% due 12/25/32 (Þ)	3,269	3,269	1.110% due 03/25/47 (Ê)	4,531	3,379
SFAVE Commercial Mortgage Securities			Wells Fargo Commercial Mortgage Trust
Trust			Series 2015-C29 Class D
Series 2015-5AVE Class A1			4.225% due 06/15/48	125	94
3.872% due 01/05/43 (Þ)	215	205	Series 2015-LC22 Class A4
Series 2015-5AVE Class A2B			3.839% due 09/15/58	155	168
4.144% due 01/05/35 (Þ)	350	336
Structured Adjustable Rate Mortgage			Series 2015-NXS1 Class D
			4.104% due 05/15/48	40	30
Loan Trust			Wells Fargo Mortgage Backed Securities
Series 2004-12 Class 2A			Trust
2.772% due 09/25/34 (Ê)	4,980	4,889	Series 2004-CC Class A1
Series 2004-18 Class 5A			2.840% due 01/25/35 (Ê)	545	548
2.915% due 12/25/34	67	65
Structured Asset Mortgage Investments			Series 2005-18 Class 2A10
II Trust			21.098% due 01/25/36 (Å)(Ê)	129	151
Series 2004-AR7 Class A1B			Series 2005-AR7 Class 2A1
0.832% due 04/19/35 (Ê)	616	559	3.087% due 05/25/35 (Ê)	1,324	1,305
Towd Point Mortgage Trust			Series 2005-AR8 Class 1A1
Series 2015-2 Class 2A1			2.947% due 06/25/35 (Ê)	3,823	3,866
3.750% due 11/25/57 (Þ)	2,609	2,678	Series 2006-2 Class 2A3
UBS-Barclays Commercial Mortgage			5.500% due 03/25/36	527	522
Trust			Series 2006-6 Class 1A8
Series 2012-C3 Class A4			5.750% due 05/25/36	832	831
3.091% due 08/10/49	315	328	Series 2006-8 Class A15
Series 2013-C5 Class A4			6.000% due 07/25/36	1,807	1,823
3.185% due 03/10/46	530	553	Series 2006-11 Class A9
Wachovia Bank Commercial Mortgage			6.500% due 09/25/36	773	751
Trust			Series 2006-13 Class A5
Series 2006-C29 Class A4			6.000% due 10/25/36	3,528	3,582
5.308% due 11/15/48	161	164	Series 2006-AR1 Class 2A5
Series 2007-C30 Class A5			2.964% due 03/25/36 (Ê)	696	633
5.342% due 12/15/43	1,225	1,250	Series 2006-AR2 Class 2A1
Series 2007-C30 Class AM			2.843% due 03/25/36	778	762
5.383% due 12/15/43	1,562	1,597	Series 2006-AR4 Class 2A1
Series 2007-C33 Class AJ			3.193% due 04/25/36 (Ê)	46	42
6.150% due 02/15/51	5,100	5,034
Wachovia Bank Commercial Mortgage			Series 2006-AR10 Class 4A1
Trust Series			2.907% due 07/25/36 (Ê)	1,620	1,512
Series 2006-C26 Class AM			Series 2007-11 Class A81
6.172% due 06/15/45	3,960	3,965	6.000% due 08/25/37	1,845	1,829
Wachovia Bank Commerical Mortgage			Series 2007-13 Class A7
Trust			6.000% due 09/25/37	364	367
5.413% due 12/15/43	1,500	1,477	WFRBS Commercial Mortgage Trust
Washington Mutual Mortgage Pass-			Series 2011-C4 Class A4
Through Certificates Trust			4.902% due 06/15/44 (Þ)	600	676
Series 2004-AR1 Class A			Series 2012-C6 Class D
2.436% due 03/25/34 (Ê)	374	374	5.747% due 04/15/45 (Þ)	415	409
Series 2004-AR13 Class A1A			Series 2012-C8 Class A1
1.166% due 11/25/34 (Ê)	2,351	2,116	0.864% due 08/15/45	830	827
Series 2005-AR6 Class 2A1A			Series 2012-C8 Class A3
0.676% due 04/25/45 (Ê)	5,336	4,972	3.001% due 08/15/45	3,910	4,070
Series 2006-AR7 Class 2A			Series 2012-C9 Class A1
1.390% due 07/25/46 (Ê)	1,500	1,199	0.673% due 11/15/45	259	258
Series 2006-AR10 Class 1A1			Series 2012-C9 Class A3
2.399% due 09/25/36	4,109	3,697	2.870% due 11/15/45	110	113
Series 2007-HY1 Class 3A3			Series 2013-C11 Class A5

See accompanying notes which are an integral part of the financial statements.

336 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
3.071% due 03/15/45		65	68	Series 140
Series 2013-C14 Class A1				4.500% due 04/21/33	AUD	10,020	9,221
0.836% due 06/15/46		1,098	1,091	Brazil Notas do Tesouro Nacional
Series 2013-C15 Class A3				Series NTNB
3.881% due 08/15/46		125	136	6.000% due 05/15/45	BRL	1,161	982
Series 2014-C19 Class A3				Series NTNF
3.660% due 03/15/47		1,780	1,890	10.000% due 01/01/21	BRL	12,510	3,478
Series 2014-C19 Class A5				10.000% due 01/01/23	BRL	23,181	6,233
4.101% due 03/15/47		285	315	10.000% due 01/01/25	BRL	23,900	6,328
Series 2014-C20 Class A5				Colombian TES
3.995% due 05/15/47		100	110	Series B
Series 2014-C21 Class A5				10.000% due 07/24/24	COP	39,888,600	15,768
3.678% due 08/15/47		50	54	CRH Finland Services OYJ
Series 2014-C25 Class A5				2.750% due 10/15/20	EUR	725	908
3.631% due 11/15/47		130	139	Danske Bank A/S
Series 2014-LC14 Class XA				2.750% due 05/19/26	EUR	2,100	2,497
1.409% due 03/15/47		2,552	171	Housing Financing Fund
			1,508,662	Series 2
Municipal Bonds - 0.8%				3.750% due 04/15/34	ISK	363,282	3,224
Brazos Higher Education Authority				Series 3
Revenue Bonds				3.750% due 06/15/44	ISK	776,468	7,079
0.640% due 12/26/24 (Ê)		1,471	1,412	Ireland Government Bond
City of New York New York General				5.400% due 03/13/25	EUR	7,190	11,389
Obligation Unlimited
5.047% due 10/01/24		2,200	2,581	Italy Buoni Poliennali Del Tesoro
6.646% due 12/01/31		1,500	1,769	2.000% due 12/01/25	EUR	1,525	1,825
Metropolitan Transportation Authority				1.600% due 06/01/26	EUR	3,675	4,219
Revenue Bonds				Malaysia Government International Bond
6.089% due 11/15/40		1,340	1,785	Series 0111
Municipal Electric Authority of Georgia				4.160% due 07/15/21	MYR	1,680	441
Revenue Bonds				Series 0114
6.637% due 04/01/57		4,755	6,098	4.181% due 07/15/24	MYR	17,700	4,605
7.055% due 04/01/57		4,445	5,209
New York City Water & Sewer System				Series 0115
Revenue Bonds				3.955% due 09/15/25	MYR	5,480	1,405
5.375% due 06/15/43		5,075	5,929	Series 0215
North Texas Tollway Authority Revenue				3.795% due 09/30/22	MYR	8,170	2,093
Bonds				Series 0314
6.718% due 01/01/49		1,100	1,612	4.048% due 09/30/21	MYR	6,770	1,764
Port Authority of New York & New				Series 0315
Jersey Revenue Bonds				3.659% due 10/15/20	MYR	5,350	1,379
4.458% due 10/01/62		1,725	1,882
Puttable Floating Option Taxable Notes				Series 0414
General Obligation Unlimited				3.654% due 10/31/19	MYR	11,660	3,005
0.690% due 08/01/49 (Å)(Ê)		5,300	5,300	Series 0515
Rib Floater Trust Various States Revenue				3.759% due 03/15/19	MYR	5,300	1,373
Bonds				Mexican Bonos
0.550% due 11/25/17 (µ)(Å)(Ê)		8,750	8,750	Series M 20
State of California General Obligation				7.500% due 06/03/27	MXN	59,743	3,888
Unlimited				Series M 30
6.650% due 03/01/22		945	1,148	10.000% due 11/20/36	MXN	74,210	6,073
University of California Revenue Bonds				8.500% due 11/18/38	MXN	13,980	1,007
4.601% due 05/15/31		1,335	1,503
				Series M
			44,978	8.000% due 06/11/20	MXN	20,030	1,289
Non-US Bonds - 4.0%				5.750% due 03/05/26	MXN	130,000	7,499
Achmea BV				7.750% due 05/29/31	MXN	51,980	3,444
2.500% due 11/19/20	EUR	1,460	1,826	7.750% due 11/13/42	MXN	182,600	12,288
Australia Government Bond				New Zealand Government Bond
Series 126				Series 0427
4.500% due 04/15/20	AUD	12,350	10,308	4.500% due 04/15/27	NZD	7,500	6,039
Series 133				New Zealand Government International
5.500% due 04/21/23	AUD	1,340	1,228	Bond
				2.000% due 09/20/25	NZD	3,830	2,806

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 337

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 423				1.375% due 02/15/44	12,793		14,370
5.500% due 04/15/23	NZD	2,090	1,743	0.750% due 02/15/45	1,908		1,855
Series 521				United States Treasury Notes
6.000% due 05/15/21	NZD	22,255	18,290	0.750% due 12/31/17	19,180		19,182
NN Group NV				0.875% due 03/31/18	33,610		33,676
4.625% due 04/08/44	EUR	650	790	1.500% due 08/31/18	45,275		45,979
Norway Government International Bond				1.625% due 03/31/19	42,935		43,807
Series 472				0.875% due 04/15/19	4,695		4,689
4.250% due 05/19/17 (Þ)	NOK	45,496	5,866	1.375% due 09/30/20	152,375		153,321
Series 477				1.375% due 01/31/21	28,565		28,702
1.750% due 03/13/25 (Þ)	NOK	16,730	2,136	1.250% due 03/31/21	9,565		9,550
Peru Government International Bond				1.375% due 04/30/21	5,970		5,997
5.700% due 08/12/24	PEN	19,820	5,978	1.500% due 02/28/23	13,180		13,103
6.900% due 08/12/37	PEN	18,750	5,802	1.500% due 03/31/23	12,255		12,176
Queensland Treasury Corp.				1.750% due 04/30/23	59,950		60,709
Series 21				2.000% due 02/15/25	9,795		9,978
5.500% due 06/21/21	AUD	11,266	9,840	2.000% due 08/15/25	23,935		24,343
Singapore Government International				2.250% due 11/15/25	450		467
Bond				1.625% due 02/15/26	154,064		151,392
2.000% due 07/01/20	SGD	1,860	1,418	4.500% due 02/15/36	2,815		3,830
3.125% due 09/01/22	SGD	2,250	1,805	2.750% due 08/15/42	13,285		13,621
3.000% due 09/01/24	SGD	2,260	1,808	2.875% due 05/15/43	6,985		7,306
2.375% due 06/01/25	SGD	2,050	1,573	3.750% due 11/15/43	5,550		6,834
South Africa Government International				3.625% due 02/15/44	18,560		22,325
Bond				3.000% due 05/15/45	8,985		9,613
Series R186				3.000% due 11/15/45	73,980		79,164
10.500% due 12/21/26	ZAR	26,860	2,081	2.500% due 02/15/46	67,285		65,017
Series R203							854,575
8.250% due 09/15/17	ZAR	34,050	2,405	Total Long-Term Investments
Series R209
6.250% due 03/31/36	ZAR	27,870	1,386	(cost $4,548,049)			4,599,829
Series R214
6.500% due 02/28/41	ZAR	111,850	5,538	Common Stocks - 0.0%
Spain Government International Bond				Financial Services - 0.0%
1.950% due 04/30/26 (Þ)	EUR	6,250	7,381	Escrow GM Corp.(Å)	420,000		—
Telefonica Emisiones SAU				Total Common Stocks
1.477% due 09/14/21	EUR	500	591
Titulos De Tesoreria B Bonds				(cost $—)			—
Series B
6.000% due 04/28/28	COP	5,555,100	1,624	Preferred Stocks - 0.2%
TOTAL SA				Financial Services - 0.1%
2.250% due 12/29/49 (ƒ)	EUR	475	523
Series emtn				State Street Corp.	115,000		3,023
2.625% due 12/29/49 (ƒ)	EUR	525	558	XLIT, Ltd.	3,685		2,962
Valeo SA							5,985
1.625% due 03/18/26	EUR	700	820	Technology - 0.1%
			226,867	Verizon Communications, Inc.	189,000		5,152
United States Government Agencies - 0.2%
Federal Home Loan Banks				Total Preferred Stocks
3.150% due 06/28/17		5,830	5,852
				(cost $10,696)			11,137
Freddie Mac
Series 1
1.000% due 07/28/17		7,000	7,026
			12,878	Options Purchased - 0.0%
United States Government Treasuries - 15.2%				(Number of Contracts)
United States Treasury Inflation Indexed				One-Look Yield Curve Cap
Bonds				Jan 2017 0.00 Call (2)	9,618	(ÿ)	4
0.125% due 07/15/24		6,680	6,734	Swaptions
0.250% due 01/15/25		6,026	6,101	(Fund Receives/Fund Pays)
0.375% due 07/15/25		715	734	JPY 0.46%/JPY-LIBOR-BBA

See accompanying notes which are an integral part of the financial statements.

338 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$			or Shares	$
Jul 2016 0.00 Put (1)		1,840	(ÿ)	9	Eni Finance USA, Inc.
JPY 1.01%/JPY-LIBOR-BBA					Zero coupon due 05/17/16 (Å)(ç)(~)		1,000	1,000
Jul 2016 0.00 Put (1)		575	(ÿ)	1	Exxon Mobil Corp.
USD 2.50%/USD-LIBOR-BBA
Sep 2016 0.00 Put (1)		3,200	(ÿ)	4	0.674% due 03/15/17 (Ê)		10,750	10,746
					FADE - Fondo de Amortizacion del
Total Options Purchased					Deficit Electrico
(cost $62)				18	2.250% due 12/17/16	EUR	5,600	6,501
					Fannie Mae
Short-Term Investments - 20.5%					8.000% due 10/01/16		—	—
ABN Amro Bank NV					Federal Home Loan Banks
1.434% due 10/28/16 (Å)(Ê)		2,320		2,324	0.375% due 06/24/16		6,850	6,851
Adam Aircraft Term Loan					Federal Home Loan Mortgage Corp.
15.130% due 05/23/16 (Å)(Ø)		760		8	Multifamily Structured Pass-Through
					Certificates
American Express Credit Corp.					Series 2012-K501 Class X1A
1.148% due 07/29/16 (Ê)		6,600		6,606	Interest Only STRIP
Anheuser-Busch InBev Finance, Inc.					1.509% due 08/25/16		24,379	19
0.824% due 01/27/17 (Ê)		6,215		6,211	Freddie Mac
Anheuser-Busch InBev Worldwide, Inc.					8.500% due 02/01/17		1	1
Zero coupon due 12/09/16 (Þ)(~)		2,630		2,617	General Electric Co.
ArcelorMittal					0.788% due 02/15/17 (Ê)		4,995	4,991
5.500% due 02/25/17		620		640	General Mills, Inc.
Australia Government Bond					5.700% due 02/15/17		2,031	2,107
Series 120					Ginnie Mae I
6.000% due 02/15/17	AUD	2,689		2,111	7.000% due 11/15/16		—	—
Bank of America Corp.					Honda Auto Receivables Owner Trust
Series 1					Series 2013-2 Class A3
3.750% due 07/12/16		2,380		2,393	0.530% due 02/16/17		119	119
Bank of America NA					ING Bank NV
Series BKNT
					3.750% due 03/07/17 (Þ)		2,125	2,170
5.300% due 03/15/17		7,515		7,769
					Intesa Sanpaolo SpA
Bank of Nova Scotia
Series YCD					2.375% due 01/13/17		2,570	2,582
1.038% due 04/25/17 (Ê)(~)		8,170		8,158	Japan Treasury Discount Bill
					Series 575
Barton Capital SA
					0.010% due 06/10/16	JPY	730,000	6,862
0.510% due 06/22/16 (Å)(ç)(~)		500		500
					Series 597
Bear Stearns Cos. LLC (The)
					0.010% due 06/27/16 (~)	JPY	580,000	5,452
5.550% due 01/22/17		3,681		3,788
					Series 598
BP Capital Markets PLC
					0.010% due 07/04/16 (~)	JPY	560,000	5,264
1.052% due 11/07/16 (Ê)		3,800		3,802
					Series 601
Caisse Centrale Desjardins
					0.010% due 07/19/16 (~)	JPY	560,000	5,265
1.030% due 03/27/17 (Ê)(Þ)		9,785		9,773
					Series 603
Canadian Imperial Bank of Commerce
					0.200% due 07/25/16 (~)	JPY	560,000	5,265
0.793% due 02/21/17 (Ê)		8,000		7,986
					Series 604
Coca-Cola Enterprises, Inc.
					0.010% due 08/01/16	JPY	570,000	5,359
2.000% due 08/19/16		858		860
					JetBlue Airways Pass-Through Trust
Commonwealth Bank of Australia					Series 04-2 Class G-2
0.832% due 06/03/16 (Ê)(Þ)		10,480		10,483	0.812% due 11/15/16 (Ê)		4,039	4,004
Credit Suisse					Johnson & Johnson
Series GMTN
					0.395% due 11/28/16 (Ê)		7,190	7,194
1.155% due 05/26/17 (Ê)		2,050		2,045
Deutsche Telekom International Finance					JPMorgan Chase Bank NA
BV					Series BKNT
2.250% due 03/06/17 (Þ)		6,160		6,213	5.875% due 06/13/16		240	241

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 339

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Kellogg Co.				0.003% due 10/06/16 (~)	42,215	42,154
1.875% due 11/17/16	6,300		6,337	United States Treasury Notes
Morgan Stanley				1.500% due 06/30/16	14,730	14,759
5.550% due 04/27/17	2,450		2,553	Verizon Communications, Inc.
Nissan Motor Acceptance Corp.				Series FRN
1.182% due 03/03/17 (Ê)(Þ)	4,430		4,431	2.164% due 09/15/16 (Ê)	6,300	6,330
Nomura Holdings Inc.				Wells Fargo Bank NA
2.000% due 09/13/16	4,385		4,399	Series CD
Nordea Bank AB				1.028% due 04/13/17 (Ê)(~)	5,575	5,576
1.078% due 05/13/16 (Ê)(Þ)	250		250	Westpac Banking Corp.
Ontario Teachers' Finance Trust				1.092% due 11/25/16 (Ê)	2,000	2,003
Zero coupon due 12/02/16 (Þ)(~)	2,100		2,089	Series YCD
Private Export Funding Corp.				0.885% due 10/21/16 (Ê)(~)	1,300	1,300
Zero coupon due 06/20/16 (ç)(Þ)(~)	2,600		2,597	Williams Partners, LP / Williams
				Partners Finance Corp.
Procter & Gamble Co. (The)				7.250% due 02/01/17	1,480	1,525
1.450% due 08/15/16	250		250	Total Short-Term Investments
0.717% due 11/04/16 (Ê)	4,265		4,267	(cost $1,156,890)		1,156,806
Realty Income Corp.
5.950% due 09/15/16	1,515		1,539	Total Investments 102.4%
Royal Bank of Canada NY				(identified cost $5,715,708)		5,767,790
Series YCD
0.833% due 11/04/16 (Ê)(~)	2,000		2,000
Russell U.S. Cash Management Fund	667,495,227	(8)	667,495	Other Assets and Liabilities,
Sabine Pass LNG, LP				Net - (2.4%)		(136,079)
7.500% due 11/30/16	385		394	Net Assets - 100.0%		5,631,711
Series 144a
7.500% due 11/30/16 (Þ)	2,900		2,967
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)	2,110		2,115
Shell International Finance BV
0.836% due 11/15/16 (Ê)	15,580		15,585
Small Business Administration
Series 97-D Class 1
7.500% due 04/01/17	31		32
Standard Chartered PLC
Series REGS
3.200% due 05/12/16	2,254		2,255
Total Capital International SA
1.000% due 08/12/16	10,485		10,495
UAL Pass-Through Trust
Series 09-1
10.400% due 11/01/16	126		131
United States Treasury Bills
0.002% due 05/12/16 (ç)	26,240		26,239
0.002% due 05/12/16 (ç)(~)	103,895		103,890
0.003% due 06/16/16 (§)(ç)	5,500		5,499
0.003% due 06/23/16 (§)(ç)	4,300		4,299
0.002% due 07/21/16 (§)	3,200		3,198
0.002% due 07/21/16 (~)	430		430
0.004% due 08/04/16	26,240		26,224
0.004% due 08/18/16 (~)	14,930		14,919

See accompanying notes which are an integral part of the financial statements.

340 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.0%
ABN Amro Bank NV	10/23/13	2,320,000	100.00	2,320	2,324
Adam Aircraft Term Loan	03/28/08	760,489	99.87	760	8
AMMC CDO	04/10/15	550,000	100.00	550	548
Barton Capital SA	04/29/16	500,000	99.93	500	500
Bear Stearns Second Lien Trust	10/22/15	1,464,254	96.46	1,412	1,421
BMW US Capital LLC	04/04/16	1,470,000	99.75	1,466	1,477
Canadian Oil Sands, Ltd.	04/25/16	3,740,000	99.20	3,710	3,743
Citigroup Commercial Mortgage Trust	04/15/16	3,810,000	97.83	3,727	3,726
Credit Suisse Group Funding Guernsey, Ltd.	04/13/16	6,000,000	100.15	6,009	6,062
Credit Suisse Group Funding Guernsey, Ltd.	04/13/16	3,975,000	100.27	3,985	4,059
Eni Finance USA, Inc.	04/25/16	1,000,000	99.96	1,000	1,000
Escrow GM Corp.	04/21/11	420,000	—	—	—
Fannie Mae	10/27/00	16,770	23.54	4	4
Fannie Mae	02/12/01	16,456	27.33	4	4
Fannie Mae	08/14/02	7,308	26.87	2	2
Fannie Mae	04/27/10	25,164	22.32	6	6
Fannie Mae REMICS	09/15/00	24,245	20.66	5	5
Fannie Mae REMICS	06/12/01	4,829	3.06	—	—
Fannie Mae REMICS	04/02/03	316,875	22.92	73	73
Fannie Mae REMICS	05/28/03	66,141	19.15	13	13
Fannie Mae REMICS	01/07/04	51,341	22.30	11	11
Fannie Mae REMICS	04/25/05	70,653	18.84	13	13
Fannie Mae REMICS	04/25/05	59,157	21.78	13	13
Fannie Mae REMICS	04/25/05	36,960	21.81	8	8
Fannie Mae REMICS	02/28/07	63,251	99.93	63	62
Fannie Mae REMICS	08/17/07	617,141	99.16	612	605
Freddie Mac REMICS	04/14/03	40,085	28.10	11	11
Freddie Mac REMICS	06/11/03	10,547	17.15	2	2
Freddie Mac REMICS	03/05/04	84,467	25.16	21	21
Freddie Mac REMICS	03/15/04	15,189	17.69	3	3
Freddie Mac REMICS	04/22/05	448,715	17.89	80	80
Ginnie Mae	11/13/02	13,110	22.57	3	3
Ginnie Mae	01/20/10	58,661	24.96	15	15
GSAA Trust	10/21/15	3,893,363	85.28	3,320	3,327
Indiantown Cogeneration, LP	07/08/09	955,231	95.57	913	1,051
JPMBB Commercial Mortgage Securities Trust	10/23/15	175,000	78.33	137	125
JPMorgan Chase Commercial Mortgage Securities Trust	04/27/16	1,286,031	99.15	1,275	1,273
Magnetite XII, Ltd.	02/06/15	1,500,000	100.00	1,500	1,500
Morgan Stanley Capital I Trust	02/24/15	175,000	104.29	182	168
Numericable-SFR SA	04/06/16	2,370,000	100.00	2,370	2,406
Puttable Floating Option Taxable Notes General Obligation Unlimited	04/05/16	5,300,000	100.00	5,300	5,300
RBSCF Trust	04/28/14	300,000	104.54	314	300
Rib Floater Trust Various States Revenue Bonds	04/04/16	8,750,000	100.00	8,750	8,750
SunTrust Student Loan Trust	02/24/12	5,000,000	87.49	4,374	4,561
Wells Fargo Mortgage Backed Securities Trust	04/20/10	128,946	109.61	141	151
					54,734
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Canada 10 Year Bond Futures	55	CAD	7,654	06/16	(12)
Euro-Schatz Futures	22	EUR	2,459	06/16	(5)
Long Gilt Futures	191	GBP	22,844	06/16	(289)
United States 2 Year Treasury Note Futures	1,092	USD	238,738	06/16	(14)
United States 5 Year Treasury Note Futures	2,737	USD	330,942	06/16	(323)
United States 10 Year Treasury Note Futures	978	USD	127,201	06/16	(586)
United States 10 Year Ultra Bond Futures	132	USD	18,554	06/16	68
United States Long Bond Futures	1,039	USD	169,682	06/16	(1,647)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 341

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
United States Ultra Bond Futures	211	USD	36,153	06/16	(746)
Short Positions
Australia Government 3 Year Treasury Bond Futures	94	AUD	10,533	06/16	(35)
Australia Government 10 Year Treasury Bond Futures	88	AUD	11,497	06/16	(29)
Euro-Bobl Futures	241	EUR	31,535	06/16	124
Euro-Bund Futures	130	EUR	21,044	06/16	172
Euro-BUXL 30 Year Bond Futures	8	EUR	1,308	06/16	17
Euro-OAT Futures	105	EUR	16,410	06/16	(39)
Japan Government 10 Year Bond Futures	22	JPY	3,332,780	06/16	(24)
Long Gilt Futures	163	GBP	19,495	06/16	466
United States 2 Year Treasury Note Futures	38	USD	8,308	06/16	(1)
United States 5 Year Treasury Note Futures	442	USD	53,444	06/16	165
United States 10 Year Treasury Note Futures	327	USD	42,530	06/16	121
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,617)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended April 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1	$769
Opened	—	—
Closed	(1)	(769)
Expired	—	—
Outstanding April 30, 2016	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	EUR	16,055	GBP	12,533	06/10/16	(90)
Bank of America	USD	39	BRL	140	05/20/16	1
Bank of America	USD	1,172	BRL	4,445	05/20/16	113
Bank of America	USD	9,764	BRL	40,917	05/20/16	2,065
Bank of America	USD	156	CZK	3,736	05/20/16	2
Bank of America	USD	1,854	CZK	44,913	05/20/16	48
Bank of America	USD	14,085	CZK	340,998	05/20/16	358
Bank of America	USD	19,312	GBP	13,400	05/11/16	267
Bank of America	USD	1,909	HUF	533,699	05/20/16	50
Bank of America	USD	328	IDR	4,333,364	05/20/16	—
Bank of America	USD	416	IDR	5,539,524	05/20/16	3
Bank of America	USD	10,078	IDR	138,724,778	05/20/16	417
Bank of America	USD	12,040	JPY	1,332,142	06/10/16	491
Bank of America	USD	11,879	KRW	14,535,508	05/20/16	798
Bank of America	USD	273	MYR	1,134	05/20/16	16
Bank of America	USD	362	MYR	1,412	05/20/16	(2)
Bank of America	USD	265	PHP	12,433	05/20/16	(1)
Bank of America	USD	156	PLN	595	05/20/16	(1)
Bank of America	USD	1,365	PLN	5,414	05/20/16	53
Bank of America	USD	13,460	PLN	53,367	05/20/16	516
Bank of America	USD	10,148	RUB	810,008	05/20/16	2,306
Bank of America	USD	130	SGD	177	05/20/16	1
Bank of America	USD	11,900	SGD	16,767	05/20/16	562
Bank of America	USD	157	TRY	451	05/20/16	4

See accompanying notes which are an integral part of the financial statements.

342 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	183	TRY	526	05/20/16	4
Bank of America	USD	10,924	TRY	33,334	05/20/16	933
Bank of America	USD	12,744	TRY	38,890	05/20/16	1,088
Bank of America	USD	186	TWD	6,091	05/20/16	3
Bank of America	USD	10,178	ZAR	163,125	05/20/16	1,244
Bank of America	AUD	13,091	USD	9,942	05/31/16	(1)
Bank of America	BRL	163	USD	46	05/20/16	(1)
Bank of America	BRL	3,810	USD	1,005	05/20/16	(96)
Bank of America	BRL	47,737	USD	11,408	05/20/16	(2,394)
Bank of America	CAD	465	USD	369	05/31/16	(1)
Bank of America	CZK	3,202	USD	134	05/20/16	(2)
Bank of America	CZK	52,399	USD	2,164	05/20/16	(56)
Bank of America	CZK	292,284	USD	12,072	05/20/16	(307)
Bank of America	GBP	13,400	USD	18,844	05/11/16	(736)
Bank of America	HKD	1,966	USD	254	05/20/16	—
Bank of America	HKD	80,101	USD	10,282	05/20/16	(46)
Bank of America	HUF	44,032	USD	160	05/20/16	(1)
Bank of America	HUF	3,372,004	USD	12,053	05/20/16	(321)
Bank of America	IDR	4,748,164	USD	357	05/20/16	(3)
Bank of America	IDR	5,055,591	USD	382	05/20/16	—
Bank of America	IDR	161,845,575	USD	11,758	05/20/16	(487)
Bank of America	KRW	219,788	USD	191	05/20/16	—
Bank of America	KRW	265,854	USD	222	05/20/16	(10)
Bank of America	MXN	419	USD	24	05/03/16	—
Bank of America	MYR	50,029	USD	11,845	05/20/16	(921)
Bank of America	NZD	364	USD	250	05/31/16	(4)
Bank of America	PHP	7,565	USD	164	05/20/16	3
Bank of America	PHP	569,879	USD	11,875	05/20/16	(227)
Bank of America	PLN	510	USD	134	05/20/16	1
Bank of America	PLN	6,317	USD	1,593	05/20/16	(62)
Bank of America	PLN	45,743	USD	11,537	05/20/16	(443)
Bank of America	RUB	28,956	USD	431	05/20/16	(14)
Bank of America	RUB	91,985	USD	1,271	05/20/16	(143)
Bank of America	TRY	3,203	USD	1,048	05/20/16	(91)
Bank of America	TRY	3,737	USD	1,223	05/20/16	(106)
Bank of America	TWD	3,234	USD	100	05/20/16	—
Bank of America	TWD	342,467	USD	10,258	05/20/16	(343)
Bank of America	ZAR	3,035	USD	206	05/20/16	(6)
Barclays	USD	169	CNY	1,107	10/21/16	(1)
Barclays	USD	178	CNY	1,201	10/21/16	5
Barclays	AUD	103	USD	78	05/31/16	—
Barclays	JPY	36,006	USD	333	06/10/16	(6)
Barclays	JPY	730,000	USD	5,974	06/10/16	(893)
Barclays	JPY	580,000	USD	5,172	06/27/16	(287)
Barclays	JPY	560,000	USD	5,119	07/25/16	(156)
Barclays	KRW	35,240	USD	31	05/31/16	—
BNP Paribas	USD	416	BRL	1,437	05/03/16	1
BNP Paribas	BRL	1,437	USD	389	05/03/16	(29)
BNP Paribas	NZD	2,522	USD	1,735	05/31/16	(23)
BNP Paribas	NZD	3,838	USD	2,641	05/31/16	(34)
Citigroup	USD	216	CNY	1,467	10/21/16	7
Citigroup	EUR	485	USD	546	05/31/16	(10)
Citigroup	GBP	155	USD	223	05/31/16	(3)
Citigroup	GBP	698	USD	1,015	05/31/16	(5)
Citigroup	GBP	2,454	USD	3,569	05/31/16	(17)
Citigroup	SEK	1,930	USD	238	05/31/16	(3)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 343

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	ZAR	10,654	USD	732	05/31/16	(13)
Deutsche Bank	CNY	1,246	USD	192	10/21/16	2
Goldman Sachs	USD	832	AUD	1,076	05/31/16	(15)
Goldman Sachs	USD	225	CAD	285	05/31/16	2
Goldman Sachs	USD	334	MXN	5,901	05/31/16	8
Goldman Sachs	USD	1,001	MXN	17,400	05/31/16	8
Goldman Sachs	USD	157	TRY	450	05/31/16	3
Goldman Sachs	USD	420	ZAR	6,026	05/31/16	1
Goldman Sachs	AUD	101	USD	77	05/31/16	—
Goldman Sachs	AUD	1,290	USD	982	05/31/16	2
Goldman Sachs	AUD	1,438	USD	1,112	05/31/16	20
Goldman Sachs	EUR	10,940	SEK	100,247	06/10/16	(41)
Goldman Sachs	EUR	885	USD	1,010	05/31/16	(4)
Goldman Sachs	JPY	1,296,146	USD	11,985	06/10/16	(208)
Goldman Sachs	KRW	35,240	USD	31	05/31/16	—
Goldman Sachs	NZD	1,440	USD	988	05/31/16	(16)
Goldman Sachs	NZD	17,798	USD	12,204	06/10/16	(198)
Goldman Sachs	TRY	1,750	USD	610	05/31/16	(11)
HSBC	USD	415	AUD	537	05/31/16	(7)
HSBC	USD	201	RUB	13,510	05/31/16	6
HSBC	AUD	719	USD	555	05/31/16	9
HSBC	CNY	7,810	USD	1,194	10/21/16	4
HSBC	MXN	6,754	USD	391	05/03/16	(1)
HSBC	MXN	6,864	USD	394	05/31/16	(4)
HSBC	MXN	174,094	USD	9,987	05/31/16	(104)
JPMorgan Chase	USD	608	BRL	2,179	05/13/16	23
JPMorgan Chase	USD	1,836	BRL	6,481	05/13/16	41
JPMorgan Chase	USD	2,419	BRL	8,716	05/13/16	107
JPMorgan Chase	USD	4,861	BRL	17,414	05/13/16	185
JPMorgan Chase	USD	17,943	CAD	25,225	07/08/16	2,161
JPMorgan Chase	USD	10,080	CAD	12,901	07/15/16	202
JPMorgan Chase	USD	739	CNY	4,941	10/21/16	14
JPMorgan Chase	USD	727	EUR	635	05/31/16	—
JPMorgan Chase	USD	10,979	IDR	146,310,836	07/15/16	(36)
JPMorgan Chase	USD	5,129	JPY	570,356	05/02/16	232
JPMorgan Chase	USD	982	JPY	108,950	05/31/16	43
JPMorgan Chase	USD	6,836	JPY	746,023	06/15/16	183
JPMorgan Chase	USD	27,586	MXN	475,850	06/10/16	(30)
JPMorgan Chase	USD	7,971	MYR	31,237	07/15/16	(11)
JPMorgan Chase	USD	1,598	NOK	13,104	05/31/16	29
JPMorgan Chase	USD	22,833	NOK	188,022	07/15/16	511
JPMorgan Chase	USD	7,122	PLN	27,046	07/15/16	(45)
JPMorgan Chase	USD	5,014	SEK	40,720	05/31/16	62
JPMorgan Chase	USD	201	THB	7,070	05/31/16	2
JPMorgan Chase	USD	8,799	TRY	25,726	07/15/16	218
JPMorgan Chase	USD	6,067	ZAR	90,950	07/15/16	230
JPMorgan Chase	AUD	103	USD	78	05/31/16	—
JPMorgan Chase	AUD	31,421	USD	24,188	06/10/16	334
JPMorgan Chase	AUD	56,147	USD	42,830	06/15/16	214
JPMorgan Chase	BRL	55,263	USD	15,064	05/13/16	(949)
JPMorgan Chase	CAD	25,225	USD	19,092	07/08/16	(1,013)
JPMorgan Chase	CHF	18,791	USD	19,584	07/15/16	(67)
JPMorgan Chase	CNY	5,191	USD	793	10/21/16	2
JPMorgan Chase	COP	46,142,717	USD	14,722	07/15/16	(1,294)
JPMorgan Chase	EUR	12,407	USD	14,056	06/15/16	(169)
JPMorgan Chase	GBP	240	USD	350	05/31/16	—

See accompanying notes which are an integral part of the financial statements.

344 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	GBP	1,275	USD	1,814	06/15/16	(49)
JPMorgan Chase	IDR	146,589,580	USD	11,001	07/15/16	37
JPMorgan Chase	JPY	560,000	USD	5,195	07/05/16	(77)
JPMorgan Chase	JPY	560,000	USD	5,142	07/19/16	(132)
JPMorgan Chase	JPY	570,000	USD	5,140	08/01/16	(231)
JPMorgan Chase	MXN	225,000	USD	12,600	06/10/16	(430)
JPMorgan Chase	MXN	250,850	USD	14,369	06/10/16	(157)
JPMorgan Chase	MXN	38,451	USD	2,174	07/15/16	(45)
JPMorgan Chase	MYR	43,280	USD	11,031	07/15/16	2
JPMorgan Chase	NOK	9,500	USD	1,158	05/31/16	(21)
JPMorgan Chase	NZD	78,595	USD	54,172	06/15/16	(582)
JPMorgan Chase	PEN	39,960	USD	11,663	07/15/16	(405)
JPMorgan Chase	PHP	407,432	USD	8,778	07/15/16	165
JPMorgan Chase	SEK	10,300	USD	1,268	05/31/16	(16)
JPMorgan Chase	SGD	758	USD	560	05/31/16	(3)
JPMorgan Chase	SGD	35,234	USD	26,071	07/15/16	(90)
JPMorgan Chase	THB	314,092	USD	8,868	07/11/16	(111)
Morgan Stanley	USD	225	BRL	820	05/03/16	13
Morgan Stanley	USD	399	BRL	1,437	05/03/16	20
Morgan Stanley	USD	96	BRL	340	06/02/16	2
Morgan Stanley	USD	296	CAD	375	05/31/16	3
Morgan Stanley	USD	237	EUR	210	05/31/16	4
Morgan Stanley	USD	232	GBP	160	05/31/16	2
Morgan Stanley	USD	240	JPY	26,000	05/31/16	5
Morgan Stanley	AUD	103	USD	78	05/31/16	—
Morgan Stanley	BRL	340	USD	96	05/03/16	(3)
Morgan Stanley	BRL	480	USD	129	05/03/16	(11)
Morgan Stanley	BRL	1,437	USD	416	05/03/16	(1)
Morgan Stanley	TRY	1,130	USD	396	05/31/16	(5)
National Australia Bank	USD	416	AUD	538	05/31/16	(7)
National Australia Bank	AUD	719	USD	556	05/31/16	9
Royal Bank of Canada	USD	20,508	EUR	18,111	05/20/16	241
Royal Bank of Canada	USD	41,178	JPY	4,466,255	05/20/16	810
Royal Bank of Canada	CHF	16,903	USD	17,532	05/20/16	(101)
Royal Bank of Canada	CHF	19,721	USD	20,454	05/20/16	(117)
Royal Bank of Canada	SEK	142,572	USD	17,566	05/20/16	(198)
Standard Chartered	USD	17,675	AUD	22,927	05/20/16	(254)
Standard Chartered	USD	41,241	AUD	53,497	05/20/16	(593)
Standard Chartered	USD	20,247	CAD	26,104	05/20/16	558
Standard Chartered	USD	218	CNY	1,498	10/21/16	10
Standard Chartered	USD	388	CNY	2,590	10/21/16	7
Standard Chartered	USD	435	CNY	2,995	10/21/16	21
Standard Chartered	USD	17,498	NOK	144,108	05/20/16	398
Standard Chartered	CAD	52,207	USD	40,493	05/20/16	(1,116)
Standard Chartered	CNY	1,508	USD	224	10/21/16	(6)
Standard Chartered	NOK	168,126	USD	20,414	05/20/16	(465)
Standard Chartered	NOK	336,251	USD	40,829	05/20/16	(929)
State Street	USD	57	CZK	1,377	05/20/16	2
State Street	USD	72	HKD	560	05/20/16	—
State Street	USD	217	INR	14,560	05/31/16	1
State Street	USD	602	INR	40,340	05/31/16	2
State Street	USD	17,580	NZD	25,354	05/20/16	107
State Street	USD	20,515	NZD	29,587	05/20/16	125
State Street	USD	41,019	NZD	59,158	05/20/16	250
State Street	USD	261	NZD	375	05/31/16	—
State Street	USD	225	PLN	870	05/20/16	3

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 345

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	3,083	USD	2,440	05/31/16	(17)
State Street	CZK	1,180	USD	49	05/20/16	(1)
State Street	DKK	115,538	USD	17,577	05/20/16	(207)
State Street	DKK	134,795	USD	20,507	05/20/16	(242)
State Street	EUR	750	USD	847	05/31/16	(12)
State Street	EUR	40,554	USD	45,816	05/31/16	(658)
State Street	GBP	28,765	USD	40,832	05/20/16	(1,200)
State Street	HUF	13,317	USD	48	05/20/16	(1)
State Street	NZD	8,787	CAD	7,653	06/10/16	(24)
State Street	NZD	364	USD	250	05/31/16	(4)
State Street	PLN	1,015	USD	262	05/20/16	(4)
State Street	SGD	356	USD	258	05/20/16	(7)
State Street	TRY	665	USD	225	05/20/16	(11)
State Street	TRY	775	USD	263	05/20/16	(13)
State Street	ZAR	6,935	USD	430	05/20/16	(56)
Toronto Dominion Bank	JPY	235,352	USD	2,115	05/31/16	(98)
UBS	USD	208	CNY	1,387	10/21/16	4
UBS	USD	1,073	EUR	950	05/31/16	15
UBS	EUR	10,585	SEK	96,928	06/10/16	(48)
UBS	EUR	191	USD	217	05/31/16	(2)
UBS	EUR	10,692	USD	12,051	06/10/16	(204)
UBS	GBP	12,541	EUR	16,162	06/10/16	201
UBS	KRW	36,307	USD	32	05/31/16	—
UBS	NZD	17,476	CAD	15,093	06/10/16	(149)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,497)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	41,371	06/30/16	(15)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	40,600	06/30/16	(21)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	5,205	06/30/16	(3)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	53,782	06/30/16	(20)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	77,129	09/30/16	(27)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	67,862	10/31/16	(33)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	1,751	10/31/16	(46)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	5,000	04/28/17	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	1,968	04/28/17	—
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	20,000	04/28/17	—
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(165)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee ranging from -0.05% to 0.12%.

See accompanying notes which are an integral part of the financial statements.

346 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	NZD	1,590	2.620%	Three Month New Zealand Bank Rate	09/19/20	(1)
Citigroup	USD	7,680	Three Month LIBOR	2.714%	08/15/42	(964)
Citigroup	USD	5,110	Three Month LIBOR	3.676%	11/15/43	(1,771)
Deutsche	ZAR	70,840	Three Month JIBAR	8.156%	03/15/18	(10)
Deutsche	NZD	1,635	2.620%	Three Month New Zealand Bank Rate	09/19/20	(1)
Goldman Sachs	NZD	1,445	2.620%	Three Month New Zealand Bank Rate	09/19/20	(1)
Goldman Sachs	NZD	1,690	2.620%	Three Month New Zealand Bank Rate	09/19/20	(1)
JPMorgan Chase	ZAR	70,845	Three Month JIBAR	8.063%	03/15/18	(6)
JPMorgan Chase	ZAR	70,845	Three Month JIBAR	8.335%	03/15/18	(18)
JPMorgan Chase	ZAR	70,845	Three Month JIBAR	8.233%	03/15/18	(14)
JPMorgan Chase	GBP	20,875	1.300%	Six Month LIBOR	06/20/20	29
JPMorgan Chase	NZD	1,460	2.620%	Three Month New Zealand Bank Rate	09/19/20	(1)
JPMorgan Chase	USD	31,085	Three Month LIBOR	1.900%	03/16/23	(980)
JPMorgan Chase	DKK	89,914	Six Month CIBOR	0.943%	05/05/25	(161)
JPMorgan Chase	HKD	102,714	Three Month HIBOR	2.160%	05/14/25	(525)
JPMorgan Chase	CZK	321,681	Six Month PRIBOR	1.280%	06/19/25	(902)
JPMorgan Chase	PLN	1,635	Six Month WIBOR	2.290%	06/15/26	3
JPMorgan Chase	PLN	1,640	Six Month WIBOR	2.255%	06/15/26	4
JPMorgan Chase	PLN	10,200	Six Month WIBOR	2.290%	06/15/26	18
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	16,915	Deposit Rate	6.277%	09/09/26	(3)
			Mexico Interbank 28 Day
JPMorgan Chase	MXN	16,915	Deposit Rate	6.265%	09/09/26	(2)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $119 (å)						(5,307)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Repsol SA	Barclays	1.924%	EUR	160	1.000%	06/20/21	(8)
Repsol SA	Goldman Sachs	1.924%	EUR	255	1.000%	06/20/21	(13)
Repsol SA	Goldman Sachs	1.924%	EUR	160	1.000%	06/20/21	(8)
Repsol SA	JPMorgan Chase	1.924%	EUR	225	1.000%	06/20/21	(12)
Repsol SA	Morgan Stanley	4.386%	USD	29,000	5.000%	06/20/21	933
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $169							892
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CMBX NA Index	Credit Suisse		USD	495	(3.000%)	01/17/47	40
CMBX NA Index	Goldman Sachs		USD	325	2.000%	05/11/63	(15)
CMBX NA Index	Goldman Sachs		USD	480	(3.000%)	05/11/63	28
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $81							53
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $250 (å)							945

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 347

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$473,033	$1,952	$474,985	8.4
Corporate Bonds and Notes	—	1,141,068	—	1,141,068	20.3
International Debt	—	310,468	3,995	314,463	5.6
Loan Agreements	—	19,029	—	19,029	0.3
Mortgage-Backed Securities	—	1,497,407	12,247	1,509,654	26.8
Municipal Bonds	—	36,228	—	36,228	0.7
Non-US Bonds	—	226,867	—	226,867	4.0
United States Government Agencies	—	12,878	—	12,878	0.2
United States Government Treasuries	—	854,575	—	854,575	15.2
Common Stocks	—	—	—	—	—*
Preferred Stocks	11,137	—	—	11,137	0.2
Options Purchased	—	18	—	18	—*
Short-Term Investments (a)	—	499,385	8	1,166,888	20.7
Total Investments	11,137	5,070,956	18,202	5,767,790	102.4
Other Assets and Liabilities, Net					(2.4)
					100.0
Other Financial Instruments
Futures Contracts	(2,617)	—	—	(2,617)	(—)*
Foreign Currency Exchange Contracts	231	(2,728)	—	(2,497)	(—)*
Total Return Swap Contracts	—	(165)	—	(165)	(—)*
Interest Rate Swap Contracts	—	(5,307)	—	(5,307)	(0.1)
Credit Default Swap Contracts	—	945	—	945	—*
Total Other Financial Instruments**	$(2,386)	$(7,255)	$—	$(9,641)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the
Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended April 30, 2016 were less than 1% of net assets

See accompanying notes which are an integral part of the financial statements.

348 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$18
Unrealized appreciation on foreign currency exchange contracts	—	19,235	—
Variation margin on futures contracts**	—	—	1,133
Interest rate swap contracts, at fair value	—	—	54
Credit default swap contracts, at fair value	1,001	—	—
Total	$1,001	$19,235	$1,205
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$3,750
Unrealized depreciation on foreign currency exchange contracts	—	21,732	—
Total return swap contracts, at fair value	—	—	165
Interest rate swap contracts, at fair value	—	—	5,361
Credit default swap contracts, at fair value	56	—	—
Total	$56	$21,732	$9,276
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(496)
Futures contracts	—	—	15,405
Options written	—	—	719
Total return swap contracts	—	—	12,709
Interest rate swap contracts	—	—	(1,269)
Credit default swap contracts	4,514	—	—
Foreign currency-related transactions****	—	(2,214)	—
Total	$4,514	$(2,214)	$27,068
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$373
Futures contracts	—	—	(461)
Options written	—	—	(540)
Total return swap contracts	—	—	(28)
Interest rate swap contracts	—	—	(2,403)
Credit default swap contracts	721	—	—
Foreign currency-related transactions******	—	(2,727)	—
Total	$721	$(2,727)	$(3,059)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 349

Russell Investment Company
Russell Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$18	$—	$18
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		19,235	—	19,235
Futures Contracts	Variation margin on futures contracts		7,489	—	7,489
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		54	—	54
Credit Default Swap Contracts	Credit default swap contracts, at fair value		1,001	—	1,001
Total Financial and Derivative Assets			27,797	—	27,797
Financial and Derivative Assets not subject to a netting agreement			(11,21) 8	—	(11,218)
Total Financial and Derivative Assets subject to a netting agreement			$16,579	$—	$16,579

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities
		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$11,076	$6,085	$—	$4,991
Barclays		5	5	—	—
BNP Paribas		1	1	—	—
Citigroup		7	7	—	—
Deutsche Bank		5	5	—	—
Goldman Sachs		47	47	—	—
HSBC		19	7	—	12
JPMorgan Chase		2,643	2,203	440	—
Morgan Stanley		49	20	—	29
National Australia Bank		10	7	—	3
Royal Bank of Canada		1,051	417	—	634
Standard Chartered		956	956	—	—
State Street		490	490	—	—
UBS		220	203	—	17
Total		$16,579	$10,453	$440	$5,686

See accompanying notes which are an integral part of the financial statements.

350 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$170	$—	$170
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	21,732	—	21,732
Total Return Swap Contracts	Total return swap contracts, at fair value	165	—	165
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	5,361	—	5,361
Credit Default Swap Contracts	Credit default swap contracts, at fair value	56	—	56
Total Financial and Derivative Liabilities		27,484	—	27,484
Financial and Derivative Liabilities not subject to a netting agreement		(5,342)	—	(5,342)
Total Financial and Derivative Liabilities subject to a netting agreement		$22,142	$—	$22,142

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Australia and New Zealand Banking Group	$90	$—	$—	$90
Bank of America	6,088	6,085	—	3
Barclays	1,516	5	1,511	—
BNP Paribas	87	1	—	86
Citigroup	1,015	7	1,007	1
Deutsche Bank	11	5	—	6
Goldman Sachs	495	47	—	448
HSBC	115	7	—	108
JPMorgan Chase	5,967	2,203	3,764	—
Morgan Stanley	20	20	—	—
National Australia Bank	7	7	—	—
Royal Bank of Canada	417	417	—	—
Standard Chartered	3,357	956	—	2,401
State Street	2,456	490	—	1,966
Toronto Dominion Bank	98	—	—	98
UBS	403	203	—	200
Total	$22,142	$10,453	$6,282	$5,407

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 351

Russell Investment Company
Russell Strategic Bond Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$5,715,708
Investments, at fair value(>)	5,767,790
Cash	15,232
Cash (restricted)(a)(b)(c)(d)	19,353
Foreign currency holdings(^)	14,380
Unrealized appreciation on foreign currency exchange contracts	19,235
Receivables:
Dividends and interest	27,649
Dividends from affiliated Russell funds	252
Investments sold	545,312
Fund shares sold	5,030
Variation margin on futures contracts	7,489
Other receivable	160
Prepaid expenses	84
Interest rate swap contracts, at fair value(•)	54
Credit default swap contracts, at fair value(+)	1,001
Total assets	6,422,624
Liabilities
Payables:
Due to broker (e)(f)(g)	7,815
Investments purchased	744,808
Fund shares redeemed	7,492
Accrued fees to affiliates	3,015
Other accrued expenses	525
Variation margin on futures contracts	170
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	21,732
Total return swap contracts, at fair value(8)	165
Interest rate swap contracts, at fair value(•)	5,361
Credit default swap contracts, at fair value(+)	56
Total liabilities	790,913
Net Assets	$5,631,711

See accompanying notes which are an integral part of the financial statements.

352 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$10,504
Accumulated net realized gain (loss)	28,637
Unrealized appreciation (depreciation) on:
Investments	52,082
Futures contracts	(2,617)
Total return swap contracts	(165)
Interest rate swap contracts	(5,426)
Credit default swap contracts	695
Foreign currency-related transactions	(2,342)
Other investments	(1,765)
Shares of beneficial interest	5,133
Additional paid-in capital	5,546,975
Net Assets	$5,631,711
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.01
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.43
Class A — Net assets	$59,594,143
Class A — Shares outstanding ($.01 par value)	5,415,129
Net asset value per share: Class C(#)	$10.99
Class C — Net assets	$59,873,652
Class C — Shares outstanding ($.01 par value)	5,446,959
Net asset value per share: Class E(#)	$10.92
Class E — Net assets	$115,175,557
Class E — Shares outstanding ($.01 par value)	10,547,269
Net asset value per share: Class I(#)	$10.88
Class I — Net assets	$1,077,000,582
Class I — Shares outstanding ($.01 par value)	98,961,795
Net asset value per share: Class R6(#)	$10.92
Class R6 — Net assets	$102,067
Class R6 — Shares outstanding ($.01 par value)	9,351
Net asset value per share: Class S(#)	$11.04
Class S — Net assets	$3,031,976,711
Class S — Shares outstanding ($.01 par value)	274,678,545
Net asset value per share: Class Y(#)	$10.90
Class Y — Net assets	$1,287,988,286
Class Y — Shares outstanding ($.01 par value)	118,194,272
Amounts in thousands
(^) Foreign currency holdings - cost	$14,235
(+) Credit default swap contracts - premiums paid (received)	$250
(•) Interest rate swap contracts - premiums paid (received)	$119
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$667,495
(8) Total return swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$2,426
(b) Cash Collateral for Swaps	$13,372
(c) Cash Collateral for TBAs	$855
(d) Cash Collateral for Forwards	$2,700
(e) Due to Broker for Futures	$397
(f) Due to Broker for Swaps	$6,438
(g) Due to Broker for TBAs	$980
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 353

Russell Investment Company
Russell Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$241
Dividends from affiliated Russell funds	1,247
Interest	77,415
Total investment income	78,903
Expenses
Advisory fees	14,551
Administrative fees	1,403
Custodian fees	614
Distribution fees - Class A	70
Distribution fees - Class C	225
Transfer agent fees - Class A	56
Transfer agent fees - Class C	60
Transfer agent fees - Class E	116
Transfer agent fees - Class I	661
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	3,140
Transfer agent fees - Class Y	29
Professional fees	244
Registration fees	87
Shareholder servicing fees - Class C	75
Shareholder servicing fees - Class E	145
Trustees’ fees	89
Printing fees	172
Miscellaneous	48
Expenses before reductions	21,785
Expense reductions	(1,664)
Net expenses	20,121
Net investment income (loss)	58,782
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,385
Futures contracts	15,405
Options written	719
Total return swap contracts	12,709
Interest rate swap contracts	(1,269)
Credit default swap contracts	4,514
Foreign currency-related transactions	(2,013)
Net realized gain (loss)	38,450
Net change in unrealized appreciation (depreciation) on:
Investments	59,762
Futures contracts	(461)
Options written	(540)
Total return swap contracts	(28)
Interest rate swap contracts	(2,403)
Credit default swap contracts	721
Foreign currency-related transactions	(2,196)
Other investments	17
Net change in unrealized appreciation (depreciation)	54,872
Net realized and unrealized gain (loss)	93,322
Net Increase (Decrease) in Net Assets from Operations	$152,104

See accompanying notes which are an integral part of the financial statements.

354 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands

**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 355

Russell Investment Company
Russell Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,782	$107,354
Net realized gain (loss)	38,450	131,446
Net change in unrealized appreciation (depreciation)	54,872	(108,357)
Net increase (decrease) in net assets from operations	152,104	130,443
Distributions
From net investment income
Class A	(679)	(893)
Class C	(523)	(572)
Class E	(1,469)	(2,136)
Class I	(15,652)	(22,492)
Class R6	(—)**	—
Class S	(43,472)	(65,820)
Class Y	(20,054)	(33,141)
From net realized gain
Class A	(852)	(1,283)
Class C	(966)	(1,354)
Class E	(1,887)	(2,908)
Class I	(17,991)	(24,276)
Class S	(51,248)	(80,024)
Class Y	(22,781)	(34,970)
Net decrease in net assets from distributions	(177,574)	(269,869)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(541,189)	(987,593)
Total Net Increase (Decrease) in Net Assets	(566,659)	(1,127,019)
Net Assets
Beginning of period	6,198,370	7,325,389
End of period	$5,631,711	$6,198,370
Undistributed (overdistributed) net investment income included in net assets	$10,504	$33,571

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

356 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	958	$10,327	1,460	$16,262
Proceeds from reinvestment of distributions	140	1,503	195	2,160
Payments for shares redeemed	(587)	(6,357)	(2,508)	(27,827)
Net increase (decrease)	511	5,473	(853)	(9,405)
Class C
Proceeds from shares sold	287	3,110	812	9,052
Proceeds from reinvestment of distributions	138	1,470	173	1,913
Payments for shares redeemed	(640)	(6,934)	(1,493)	(16,575)
Net increase (decrease)	(215)	(2,354)	(508)	(5,610)
Class E
Proceeds from shares sold	305	3,284	927	10,243
Proceeds from reinvestment of distributions	293	3,116	422	4,633
Payments for shares redeemed	(1,032)	(11,120)	(3,445)	(37,876)
Net increase (decrease)	(434)	(4,720)	(2,096)	(23,000)
Class I
Proceeds from shares sold	7,963	85,202	18,967	208,936
Proceeds from reinvestment of distributions	3,138	33,275	4,225	46,261
Payments for shares redeemed	(19,281)	(206,665)	(25,013)	(274,838)
Net increase (decrease)	(8,180)	(88,188)	(1,821)	(19,641)
Class R6
Proceeds from shares sold	9	100	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	9	100	—	—
Class S
Proceeds from shares sold	23,391	254,420	68,318	761,817
Proceeds from reinvestment of distributions	8,702	93,567	13,031	144,624
Payments for shares redeemed	(57,860)	(628,846)	(139,848)	(1,558,632)
Net increase (decrease)	(25,767)	(280,859)	(58,499)	(652,191)
Class Y
Proceeds from shares sold	3,536	37,666	10,527	116,057
Proceeds from reinvestment of distributions	4,035	42,836	6,210	68,112
Payments for shares redeemed	(23,510)	(251,143)	(42,052)	(461,915)
Net increase (decrease)	(15,939)	(170,641)	(25,315)	(277,746)
Total increase (decrease)	(50,015)	$(541,189)	(89,092)	$(987,593)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 357

Russell Investment Company
Russell Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	11.04	.09	.19	.28	(.14)	(.17)
October 31, 2015	11.26	.14	.03	.17	(.17)	(.22)
October 31, 2014	11.01	.15	.29	.44	(.14)	(.05)
October 31, 2013	11.50	.17	(.24)	(.07)	(.18)	(.24)
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)
October 31, 2011	11.24	.32	(.02)	.30	(.33)	(.26)

Class C
April 30, 2016*	11.02	.05	.19	.24	(.10)	(.17)
October 31, 2015	11.25	.06	.03	.09	(.10)	(.22)
October 31, 2014	11.01	.07	.27	.34	(.05)	(.05)
October 31, 2013	11.49	.08	(.23)	(.15)	(.09)	(.24)
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)
October 31, 2011	11.24	.24	(.03)	.21	(.24)	(.26)

Class E
April 30, 2016*	10.95	.09	.19	.28	(.14)	(.17)
October 31, 2015	11.18	.14	.02	.16	(.17)	(.22)
October 31, 2014	10.94	.15	.28	.43	(.14)	(.05)
October 31, 2013	11.42	.16	(.22)	(.06)	(.18)	(.24)
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)
October 31, 2011	11.17	.33	(.02)	.31	(.34)	(.26)

Class I
April 30, 2016*	10.92	.11	.18	.29	(.16)	(.17)
October 31, 2015	11.14	.17	.04	.21	(.21)	(.22)
October 31, 2014	10.91	.18	.28	.46	(.18)	(.05)
October 31, 2013	11.39	.20	(.23)	(.03)	(.21)	(.24)
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)
October 31, 2011	11.14	.35	(.02)	.33	(.36)	(.26)

Class R6
April 30, 2016(8)	10.71	.04	.19	.23	(.02)	—

Class S
April 30, 2016*	11.07	.11	.18	.29	(.15)	(.17)
October 31, 2015	11.29	.17	.03	.20	(.20)	(.22)
October 31, 2014	11.05	.18	.28	.46	(.17)	(.05)
October 31, 2013	11.53	.19	(.22)	(.03)	(.21)	(.24)
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)
October 31, 2011	11.27	.35	(.03)	.32	(.35)	(.26)

Class Y
April 30, 2016*	10.93	.12	.18	.30	(.16)	(.17)
October 31, 2015	11.15	.19	.03	.22	(.22)	(.22)
October 31, 2014	10.92	.19	.27	.46	(.18)	(.05)
October 31, 2013	11.40	.21	(.22)	(.01)	(.23)	(.24)
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)
October 31, 2011	11.15	.37	(.03)	.34	(.37)	(.26)

See accompanying notes which are an integral part of the financial statements.

358 Russell Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.31)	11.01	2.63	59,594	1.04	.97	1.76	79
(.39)	11.04	1.57	54,123	1.04	.98	1.29	159
(.19)	11.26	4.03	64,810	1.03	1.00	1.35	133
(.42)	11.01	(.62)	64,310	1.03	1.01	1.50	104
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186
(.59)	10.95	2.92	100,094	1.03	1.00	2.92	233
(.27)	10.99	2.24	59,874	1.79	1.72	1.00	79
(.32)	11.02	.78	62,412	1.79	1.73	.54	159
(.10)	11.25	3.15	69,413	1.78	1.75	.60	133
(.33)	11.01	(1.34)	81,015	1.78	1.76	.74	104
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186
(.50)	10.95	1.95	100,729	1.78	1.75	2.22	233
(.31)	10.92	2.65	115,175	1.04	.97	1.75	79
(.39)	10.95	1.50	120,286	1.04	.98	1.29	159
(.19)	11.18	3.96	146,158	1.03	1.00	1.34	133
(.42)	10.94	(.59)	182,211	1.03	1.02	1.46	104
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186
(.60)	10.88	2.91	150,015	1.03	.94	3.02	233
(.33)	10.88	2.71	1,077,001.71		.68	2.04	79
(.43)	10.92	1.89	1,169,757.71		.69	1.58	159
(.23)	11.14	4.20	1,214,059.70		.70	1.64	133
(.45)	10.91	(.24)	1,272,388.70		.70	1.79	104
(.39)	11.39	8.78	1,312,829.69		.69	2.63	186
(.62)	10.85	3.27	1,318,893.70		.69	3.27	233
(.02)	10.92	2.11	102.66		.60	2.15	79
(.32)	11.04	2.75	3,031,977.79		.72	2.00	79
(.42)	11.07	1.82	3,325,522.79		.73	1.54	159
(.22)	11.29	4.19	4,052,322.78		.75	1.60	133
(.45)	11.05	(.34)	4,152,586.78		.76	1.72	104
(.38)	11.53	8.71	3,773,716.77		.75	2.55	186
(.61)	10.98	3.15	3,220,163.78		.75	3.19	233
(.33)	10.90	2.86	1,287,988.60		.56	2.15	79
(.44)	10.93	2.00	1,466,270.59		.57	1.70	159
(.23)	11.15	4.31	1,778,627.59		.59	1.75	133
(.47)	10.92	(.15)	2,522,793.58		.58	1.90	104
(.40)	11.40	8.89	2,585,753.59		.59	2.73	186
(.63)	10.86	3.36	2,756,966.60		.59	3.38	233

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund 359

Russell Investment Company
Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,026.30	$1,020.84
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.08	$4.07
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,022.20	$1,017.11
	Expenses Paid During Period*	$7.84	$7.82
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,025.80	$1,020.84
of other funds.	Expenses Paid During Period*	$4.08	$4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

360 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2016	$1,027.50	$1,022.48	April 30, 2016	$1,028.60	$1,023.07
Expenses Paid During Period*	$2.42	$2.41	Expenses Paid During Period*	$1.82	$1.81
* Expenses are equal to the Fund's annualized expense ratio of 0.48%			* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 182/366 (to reflect the one-half			account value over the period, multiplied by 182/366 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			waivers and/or reimbursements, expenses would have been higher.
		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,014.70	$1,022.87
Expenses Paid During Period*	$0.67	$2.01
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.40% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the on-half year period).
		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,027.10	$1,022.08
Expenses Paid During Period*	$2.82	$2.82
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Grade Bond Fund 361

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
				Principal	Fair
	Principal	Fair		Amount ($)	Value
	Amount ($)	Value		or Shares	$
	or Shares	$
			Series 2015-3 Class A3
Long-Term Investments - 93.4%			1.620% due 11/15/19	445	445
Asset-Backed Securities - 7.3%			Series 2016-1 Class A4
Access Group, Inc.			2.240% due 10/15/21	775	778
Series 2004-2 Class A3			Capital Auto Receivables Asset Trust
0.424% due 10/25/24 (Ê)	700	608	Series 2013-1 Class B
Accredited Mortgage Loan Trust			1.290% due 04/20/18	1,450	1,449
Series 2007-1 Class A4			Series 2016-1 Class A2A
0.390% due 02/25/37 (Ê)	2,583	2,076	1.500% due 11/20/18	505	505
Ally Auto Receivables Trust			Series 2016-1 Class A2B
Series 2015-2 Class A3			1.138% due 11/20/18 (Ê)	929	930
1.490% due 11/15/19	199	199	CarFinance Capital Auto Trust
Series 2015-2 Class A4			Series 2014-1A Class A
1.840% due 06/15/20	208	210	1.460% due 12/17/18 (Þ)	158	157
American Express Credit Account
Master Trust			Series 2015-1A Class A
			1.750% due 06/15/21 (Þ)	438	436
Series 2014-2 Class A
1.260% due 01/15/20	1,100	1,104	CarMax Auto Owner Trust
AmeriCredit Automobile Receivables			Series 2013-1 Class A3
Trust			0.600% due 10/16/17	65	65
Series 2014-3 Class B			Series 2015-2 Class A4
1.920% due 11/08/19	240	240	1.800% due 03/15/21	599	603
Series 2015-4 Class A2B			Series 2015-4 Class A3
1.250% due 04/08/19 (Ê)	516	517	1.560% due 11/16/20	716	718
Series 2015-4 Class A3			Series 2016-2 Class A3
1.700% due 07/08/20	119	119	1.520% due 02/16/21	1,279	1,278
Series 2016-1 Class A2B			CCG Receivables Trust
1.175% due 06/10/19 (Ê)	841	842	Series 2014-1 Class A2
Series 2016-1 Class C			1.060% due 11/15/21 (Þ)	325	324
2.890% due 01/10/22	300	301	Centex Home Equity Loan Trust
Series 2016-2 Class B			Series 2003-B Class AF4
2.210% due 05/10/21	103	103	3.735% due 02/25/32	2,224	2,233
Series 2016-2 Class C			Series 2005-D Class M1
2.870% due 11/08/21	305	306	0.600% due 10/25/35 (Ê)	601	600
Ameriquest Mortgage Securities,			Chase Issuance Trust
Inc. Asset-Backed Pass-Through			Series 2007-A2 Class A2
Certificates			0.217% due 04/15/19 (Ê)	620	620
Series 2005-R5 Class M1			Series 2014-A6 Class A6
0.600% due 07/25/35 (Ê)	439	439	1.260% due 07/15/19	800	803
BA Credit Card Trust			Series 2014-A8 Class A8
Series 2007-A1 Class A1			0.436% due 11/15/18 (Ê)	600	600
5.170% due 06/15/19	2,300	2,368	Chesapeake Funding LLC
Series 2015-A2 Class A			Series 2014-1A Class C
1.360% due 09/15/20	536	538	1.628% due 03/07/26 (Ê)(Þ)	365	361
Bayview Financial Acquisition Trust			CIT Education Loan Trust
Series 2006-A Class 1A3			Series 2007-1 Class A
5.865% due 02/28/41	255	276	0.371% due 03/25/42 (Ê)(Þ)	716	666
BMW Vehicle Owner Trust			Citibank Credit Card Issuance Trust
Series 2013-A Class A3			Series 2006-A7 Class A7
0.670% due 11/27/17	616	616	0.301% due 12/17/18 (Ê)	2,060	2,059
Brazos Higher Education Authority, Inc.			Series 2014-A3 Class A3
Series 2010-1 Class A2			0.367% due 05/09/18 (Ê)	625	625
1.482% due 02/25/35 (Ê)	1,100	1,060	CountryPlace Manufactured Housing
Series 2011-2 Class A3			Contract Trust
1.234% due 10/27/36 (Ê)	725	698	Series 2005-1 Class A4
California Republic Auto Receivables			5.200% due 12/15/35 (Þ)	675	703
Trust			CPS Auto Receivables Trust
Series 2014-2 Class A4			Series 2013-C Class A
1.570% due 12/16/19	894	894	1.640% due 04/16/18 (Þ)	15	14
Series 2015-2 Class A3			Series 2013-D Class A
1.310% due 08/15/19	998	997	1.540% due 07/16/18 (Þ)	72	72

See accompanying notes which are an integral part of the financial statements.

362 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-A Class A			0.390% due 04/25/33 (Ê)	35	34
1.210% due 08/15/18 (Þ)	54	54	Series 2003-W9 Class A
Series 2015-C Class A			0.423% due 06/25/33 (Ê)	47	46
1.770% due 06/17/19 (Þ)	437	436	First Investors Auto Owner Trust
Series 2016-B Class A			Series 2013-3A Class A3
2.070% due 11/15/19 (Å)	511	511	1.440% due 10/15/19 (Þ)	38	38
Credit-Based Asset Servicing and			Flagship Credit Auto Trust
Securitization LLC			Series 2014-1 Class A
Series 2004-CB7 Class AF5			1.210% due 04/15/19 (Þ)	104	104
4.866% due 10/25/34	260	269	Series 2014-2 Class A
Discover Card Execution Note Trust			1.430% due 12/16/19 (Þ)	26	26
Series 2015-A2 Class A			Series 2015-2 Class A
1.900% due 10/17/22	504	510	1.980% due 10/15/20 (Þ)	393	392
Series 2016-A1 Class A1			Series 2015-3 Class A
1.640% due 07/15/21	537	540	2.380% due 10/15/20 (Þ)	129	129
Series 2016-A2 Class A2			Series 2016-2 Class A1
0.975% due 09/15/21 (Ê)	586	588	2.280% due 05/15/20 (Å)	280	280
DRB Prime Student Loan Trust			Ford Credit Auto Owner Trust
Series 2015-D Class A2			Series 2013-C Class A3
3.200% due 01/25/40 (Þ)	1,468	1,472	0.820% due 12/15/17	191	191
Drive Auto Receivables Trust			Series 2014-A Class A3
Series 2015-BA Class A2A			0.790% due 05/15/18	846	846
0.930% due 12/15/17 (Þ)	50	50	Series 2015-B Class A4
Series 2015-CA Class A2B			1.580% due 08/15/20	979	984
0.850% due 02/15/18 (Ê)(Þ)	95	95	Series 2015-C Class A4
Series 2015-DA Class A2A			1.740% due 02/15/21	421	424
1.230% due 06/15/18 (Þ)	271	271	Series 2016-1 Class A
Series 2016-AA Class A2A			2.310% due 08/15/27 (Þ)	687	691
1.500% due 03/15/18 (Þ)	634	634	Series 2016-A Class A4
DT Auto Owner Trust			1.600% due 06/15/21	403	404
Series 2015-1A Class A			Series 2016-B Class A3
1.060% due 09/17/18 (Þ)	19	18	1.330% due 10/15/20	654	654
Series 2015-3A Class A			GM Financial Automobile Leasing Trust
1.660% due 03/15/19 (Þ)	453	453	Series 2015-3 Class A3
Education Loan Asset-Backed Trust I			1.690% due 03/20/19	620	624
Series 2013-1 Class B1			Higher Education Funding I
1.439% due 11/25/33 (Ê)(Þ)	1,474	1,339	Series 2014-1 Class A
Educational Funding of the South, Inc.			1.283% due 05/25/34 (Ê)(Þ)	655	636
Series 2011-1 Class A2			Honda Auto Receivables Owner Trust
0.970% due 04/25/35 (Ê)	563	550	Series 2013-4 Class A4
EFS Volunteer No. 3 LLC			1.040% due 02/18/20	500	500
Series 2012-1 Class A3			Series 2015-3 Class A2
1.156% due 04/25/33 (Ê)(Þ)	775	739	0.920% due 11/20/17	618	618
Exeter Automobile Receivables Trust			Series 2015-3 Class A4
Series 2014-1A Class A			1.560% due 10/18/21	408	410
1.290% due 05/15/18 (Þ)	3	3	Series 2015-4 Class A2
Series 2014-2A Class A			0.820% due 07/23/18	625	624
1.060% due 08/15/18 (Þ)	4	4	Series 2016-1 Class A3
Series 2014-3A Class A			1.220% due 12/18/19	749	748
1.320% due 01/15/19 (Þ)	326	325	Hyundai Auto Receivables Trust
Series 2016-1A Class A			Series 2013-C Class A3
2.350% due 07/15/20 (Þ)	252	252	1.010% due 02/15/18	433	434
Fannie Mae Grantor Trust			Series 2014-A Class A3
Series 2003-T4 Class 1A			0.790% due 07/16/18	399	399
0.390% due 09/26/33 (Ê)	105	104	Series 2015-B Class A2A
Series 2003-T4 Class 2A5			0.690% due 04/16/18	784	783
5.045% due 09/26/33	658	739	Series 2015-C Class A3
Fannie Mae Whole Loan			1.460% due 02/18/20	57	57
Series 2003-W5 Class A			JGWPT XXX LLC

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 363

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-3A Class A			RASC Trust
4.080% due 01/17/73 (Þ)	419	433	Series 2001-KS3 Class AII
JGWPT XXXII LLC			0.647% due 09/25/31 (Ê)	20	19
Series 2014-2A Class A			Series 2003-KS4 Class AIIB
3.610% due 01/17/73 (Þ)	573	561	0.767% due 06/25/33 (Ê)	85	72
Morgan Stanley ABS Capital I, Inc. Trust			Renaissance Home Equity Loan Trust
Series 2003-NC6 Class M1			Series 2005-2 Class AF4
1.387% due 06/25/33 (Ê)	215	208	4.934% due 08/25/35	585	587
Series 2003-NC7 Class M1			Series 2006-1 Class AF6
1.237% due 06/25/33 (Ê)	183	172	5.746% due 05/25/36	193	126
Navient Student Loan Trust			Santander Drive Auto Receivables Trust
Series 2014-2 Class A			Series 2014-1 Class B
0.806% due 03/25/43 (Ê)	1,286	1,221	1.590% due 10/15/18	601	602
Series 2014-3 Class A			Series 2014-4 Class B
0.786% due 03/25/43 (Ê)	1,684	1,582	1.820% due 05/15/19	758	759
Nelnet Student Loan Trust			Series 2014-5 Class A2B
Series 2011-1A Class A			0.826% due 04/16/18 (Ê)	47	47
1.020% due 02/25/43 (Ê)(Þ)	1,037	1,010	Series 2015-2 Class B
Series 2014-4A Class A2			1.830% due 01/15/20	629	627
1.119% due 11/25/43 (Ê)(Þ)	725	652	Series 2015-3 Class B
Series 2015-2A Class A2			2.290% due 03/16/20	513	513
0.821% due 09/25/42 (Ê)(Þ)	1,340	1,275	Series 2015-4 Class A2A
New Century Home Equity Loan Trust			1.200% due 12/17/18	565	565
Series 2005-2 Class M1			Series 2015-4 Class A3
0.651% due 06/25/35 (Ê)	909	901	1.580% due 09/16/19	585	585
Nissan Auto Receivables Owner Trust			Series 2015-4 Class C
Series 2013-C Class A3			2.970% due 03/15/21	378	383
0.670% due 08/15/18	241	241	Series 2015-5 Class A2B
Series 2014-A Class A3			0.947% due 11/15/18 (Ê)	92	92
0.720% due 08/15/18	179	178	Series 2015-5 Class C
Series 2015-C Class A2A			2.740% due 12/15/21	105	105
0.870% due 11/15/18	625	625	Series 2016-1 Class B
Series 2016-A Class A2A			2.470% due 12/15/20	254	255
1.060% due 02/15/19	500	500	Series 2016-1 Class C
Series 2016-A Class A3			3.090% due 04/15/22	229	231
1.340% due 10/15/20	398	399	Saxon Asset Securities Trust
Series 2016-B Class A3			Series 2004-1 Class A
1.320% due 01/15/21	567	567	0.695% due 03/25/35 (Ê)	57	52
North Carolina State Education			SLM Private Education Loan Trust
Assistance Authority			Series 2010-A Class 2A
Series 2011-2 Class A2			3.683% due 05/16/44 (Ê)(Þ)	2,173	2,228
1.034% due 07/25/25 (Ê)	617	606	Series 2015-A Class A3
NYMT Residential			1.933% due 02/17/32 (Ê)(Þ)	1,345	1,298
Series 2016-RP1A Class A			SLM Student Loan Trust
4.000% due 03/25/21 (Å)	150	149
Oak Hill Advisors Residential Loan			Series 2005-8 Class A4
Trust			0.984% due 01/25/28 (Ê)	1,660	1,640
Series 2015-NPL2 Class A1			Series 2006-2 Class A6
3.721% due 07/25/55 (Þ)	265	263	0.404% due 01/25/41 (Ê)	950	834
Park Place Securities, Inc.			Series 2006-8 Class A6
Series 2005-WCH1 Class M2			0.394% due 01/25/41 (Ê)	950	807
0.690% due 01/25/36 (Ê)	492	490	Series 2007-6 Class B
Prestige Auto Receivables Trust			1.084% due 04/27/43 (Ê)	131	102
Series 2014-1A Class A3			Series 2007-7 Class B
1.520% due 04/15/20 (Þ)	900	900	0.984% due 10/25/28 (Ê)	320	253
RAMP Trust			Series 2007-8 Class B
			1.234% due 04/27/43 (Ê)	263	224
Series 2003-RS2 Class AII
0.850% due 03/25/33 (Ê)	41	36	Series 2008-2 Class B
			1.434% due 01/25/29 (Ê)	160	137
Series 2003-RS11 Class AI6A
5.980% due 12/25/33	148	160	Series 2008-3 Class B

See accompanying notes which are an integral part of the financial statements.

364 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.434% due 04/25/29 (Ê)	160	134	Series WI
Series 2008-4 Class B			4.750% due 09/15/44	370	395
2.084% due 04/25/29 (Ê)	160	143	AbbVie, Inc.
Series 2008-5 Class B			1.800% due 05/14/18	604	608
2.170% due 07/25/29 (Ê)	230	206	3.600% due 05/14/25	400	419
Series 2008-6 Class B			4.500% due 05/14/35	402	418
2.084% due 07/25/29 (Ê)	160	149	4.700% due 05/14/45	100	107
Series 2008-7 Class B			Allstate Corp. (The)
2.084% due 07/25/29 (Ê)	160	139	5.750% due 08/15/53	980	1,008
Series 2008-8 Class B			Altria Group, Inc.
2.484% due 10/25/29 (Ê)	160	153	10.200% due 02/06/39	579	1,058
Series 2008-9 Class A			5.375% due 01/31/44	253	314
2.138% due 04/25/23 (Ê)	244	242	Amazon.com, Inc.
Series 2008-9 Class B			4.950% due 12/05/44	425	497
2.570% due 10/25/29 (Ê)	230	218	Ameren Corp.
Series 2013-4 Class A			2.700% due 11/15/20	630	639
0.720% due 06/25/27 (Ê)	507	484	American Airlines Pass-Through Trust
SoFi Professional Loan Program LLC			Series 2013-2 Class A
Series 2014-B Class A2			4.950% due 01/15/23	1,050	1,128
2.550% due 08/27/29 (Þ)	775	772	American Electric Power Co., Inc.
Specialty Underwriting & Residential			1.650% due 12/15/17	440	440
Finance Trust			American Express Co.
Series 2003-BC1 Class A			3.625% due 12/05/24	765	768
0.850% due 01/25/34 (Ê)	25	22	American Express Credit Corp.
Synchrony Credit Card Master Note Trust			1.125% due 06/05/17	1,000	999
Series 2016-1 Class A			American Honda Finance Corp.
2.040% due 03/15/22	187	188	2.250% due 08/15/19	855	879
Tidewater Auto Receivables Trust			American International Group, Inc.
Series 2014-AA Class A3			3.900% due 04/01/26	285	290
1.400% due 07/15/18 (Þ)	343	343	4.800% due 07/10/45	194	197
Toyota Auto Receivables Owner Trust			4.375% due 01/15/55	350	315
Series 2014-A Class A3			8.175% due 05/15/58	160	201
0.670% due 12/15/17	356	356	American Tower Corp.
Series 2015-B Class A2B			3.300% due 02/15/21	475	490
0.398% due 11/15/17 (Ê)	748	748	3.450% due 09/15/21	205	212
United Auto Credit Securitization Trust			Amgen, Inc.
Series 2016-1 Class A			5.150% due 11/15/41	300	341
2.000% due 10/16/17 (Þ)	236	236	4.400% due 05/01/45	200	208
US Residential Opportunity Fund III			Anadarko Petroleum Corp.
Trust			6.375% due 09/15/17	45	48
Series 2015-1A Class A			4.850% due 03/15/21	343	358
3.721% due 01/27/35 (Þ)	171	169	6.450% due 09/15/36	572	617
US Residential Opportunity Fund Trust			4.500% due 07/15/44	430	370
Series 2015-1IV Class A			6.600% due 03/15/46	144	163
3.721% due 02/27/35 (Þ)	235	234	Anheuser-Busch InBev Finance, Inc.
Vericrest Opportunity Loan Trust			1.037% due 02/01/19 (Ê)	400	398
Series 2015-NP12 Class A1			2.650% due 02/01/21	1,120	1,150
3.875% due 09/25/45 (Þ)	89	88	3.650% due 02/01/26	2,769	2,919
Series 2015-NPL2 Class A1			4.700% due 02/01/36	1,871	2,046
3.500% due 02/25/55 (Þ)	317	313	4.900% due 02/01/46	1,310	1,486
Series 2015-NPL4 Class A1			Anheuser-Busch InBev Worldwide, Inc.
3.500% due 02/25/55 (Þ)	175	174	1.375% due 07/15/17	765	768
World Omni Auto Receivables Trust			8.200% due 01/15/39	193	300
Series 2014-B Class A4			Apache Corp.
1.680% due 12/15/20	722	725	5.100% due 09/01/40	192	192
		85,095	Apollo Management Holdings, LP
Corporate Bonds and Notes - 26.2%			4.000% due 05/30/24 (Þ)	790	798
21st Century Fox America, Inc.			Apple, Inc.
6.150% due 02/15/41	810	1,001	0.887% due 05/03/18 (Ê)	1,875	1,875
8.250% due 10/17/96	65	86	2.250% due 02/23/21	780	797

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 365

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 05/13/45	878	930	Berkshire Hathaway Finance Corp.
4.650% due 02/23/46	2,337	2,567	1.450% due 03/07/18	955	964
Assurant, Inc.			4.400% due 05/15/42	400	436
2.500% due 03/15/18	910	911	Berkshire Hathaway, Inc.
AT&T, Inc.			2.750% due 03/15/23	2,250	2,321
1.546% due 11/27/18 (Ê)	175	175	3.125% due 03/15/26	1,015	1,057
3.000% due 06/30/22	2,150	2,193	Biogen, Inc.
3.600% due 02/17/23	1,739	1,815	5.200% due 09/15/45	415	473
4.500% due 05/15/35	2,010	2,022	BMW US Capital LLC
5.550% due 08/15/41	307	340	0.973% due 06/02/17 (Ê)	1,600	1,596
4.300% due 12/15/42	169	160	Boston Properties, LP
4.750% due 05/15/46	1,193	1,202	5.625% due 11/15/20	400	455
5.650% due 02/15/47	80	90	4.125% due 05/15/21	465	502
Series WI			3.650% due 02/01/26	790	827
5.000% due 03/01/21	1,595	1,782	Burlington Northern and Santa Fe
5.150% due 03/15/42	49	52	Railway Co. Pass-Through Trust
AutoNation, Inc.			Series 2005-4
4.500% due 10/01/25	1,325	1,374	4.967% due 04/01/23	93	99
Baker Hughes, Inc.			Burlington Northern Santa Fe LLC
5.125% due 09/15/40	185	191	6.875% due 12/01/27	90	121
Bank of America Corp.			4.900% due 04/01/44	125	146
2.000% due 01/11/18	1,170	1,175	Capital One Financial Corp.
4.200% due 08/26/24	95	97	2.450% due 04/24/19	730	738
3.875% due 08/01/25	775	805	Capital One NA
4.875% due 04/01/44	454	500	Series BKNT
Series GMTN			1.650% due 02/05/18	682	679
2.625% due 04/19/21	1,355	1,364	Series BNKT
4.450% due 03/03/26	1,093	1,131	2.950% due 07/23/21	500	507
3.500% due 04/19/26	1,972	1,993	Cardinal Health, Inc.
Series L			1.950% due 06/15/18	1,070	1,081
1.950% due 05/12/18	215	215	3.500% due 11/15/24	300	315
3.950% due 04/21/25	930	929	Cargill, Inc.
Bank of America NA			6.000% due 11/27/17 (Þ)	1,200	1,288
Series BKNT			CBS Corp.
0.934% due 06/15/17 (Ê)	1,340	1,334	7.875% due 07/30/30	251	351
6.100% due 06/15/17	1,900	1,994	4.600% due 01/15/45	460	451
2.050% due 12/07/18	1,340	1,354	CCO Safari II LLC
6.000% due 10/15/36	1,300	1,611	3.579% due 07/23/20 (Þ)	671	696
Bank of Montreal			4.464% due 07/23/22 (Þ)	1,970	2,095
Series YCD			4.908% due 07/23/25 (Þ)	760	819
1.184% due 12/08/17 (Ê)(~)	600	600	6.384% due 10/23/35 (Þ)	1,265	1,460
Bank of New York Mellon Corp. (The)			6.484% due 10/23/45 (Þ)	191	226
1.969% due 06/20/17	765	773	Celgene Corp.
Series G			2.875% due 08/15/20	745	771
2.200% due 05/15/19	640	653	5.000% due 08/15/45	699	768
Barrick NA Finance LLC			CenterPoint Energy Resources Corp.
4.400% due 05/30/21	606	646	6.125% due 11/01/17	125	132
5.750% due 05/01/43	297	308	Chevron Corp.
Baylor Scott & White Holdings			2.411% due 03/03/22	555	562
4.185% due 11/15/45	460	469	Chevron Phillips Chemical Co. LLC /
			Chevron Phillips Chemical Co, LP
Bear Stearns Cos. LLC (The)			1.700% due 05/01/18 (Þ)	531	529
7.250% due 02/01/18	425	466
			Chubb INA Holdings, Inc.
Becton Dickinson and Co.			2.300% due 11/03/20	595	609
2.675% due 12/15/19	660	677	2.875% due 11/03/22	410	425
Bellsouth Capital Funding Corp.
7.875% due 02/15/30	635	789	Cigna Corp.
			5.375% due 02/15/42	218	242
Berkshire Hathaway Energy Co.
5.150% due 11/15/43	278	331	Cisco Systems, Inc.
			2.200% due 02/28/21	635	648
Series WI
4.500% due 02/01/45	495	549	Citigroup, Inc.

See accompanying notes which are an integral part of the financial statements.

366 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 09/26/18	940	957	3.000% due 09/15/21	1,020	1,078
2.700% due 03/30/21	835	845	4.200% due 08/15/45	270	293
3.875% due 03/26/25	645	641	Eastman Chemical Co.
4.400% due 06/10/25	431	445	4.650% due 10/15/44	177	177
4.600% due 03/09/26	920	956	eBay, Inc.
4.450% due 09/29/27	1,410	1,436	0.834% due 07/28/17 (Ê)	935	929
5.875% due 01/30/42	304	377	1.117% due 08/01/19 (Ê)	775	755
4.650% due 07/30/45	585	626	EI du Pont de Nemours & Co.
City of Hope			4.150% due 02/15/43	206	207
Series 2013			Enbridge Energy Partners, LP
5.623% due 11/15/43	260	318	5.875% due 10/15/25	150	158
Columbia Property Trust Operating			Energy Transfer Partners, LP
Partnership, LP			6.050% due 06/01/41	680	617
4.150% due 04/01/25	460	464	6.500% due 02/01/42	250	242
Comcast Corp.			Entergy Texas, Inc.
3.150% due 03/01/26	445	466	7.125% due 02/01/19	775	878
4.250% due 01/15/33	533	576
4.200% due 08/15/34	649	695	Enterprise Products Operating LLC
			5.250% due 01/31/20	760	833
Commonwealth Edison Co.			4.450% due 02/15/43	186	178
5.800% due 03/15/18	565	611	5.100% due 02/15/45	803	844
ConocoPhillips Co.			ERAC USA Finance LLC
4.200% due 03/15/21	508	543	2.350% due 10/15/19 (Þ)	1,777	1,793
4.950% due 03/15/26	281	311	3.800% due 11/01/25 (Þ)	450	470
4.150% due 11/15/34	97	93
			Essex Portfolio, LP
Continental Airlines Pass-Through Trust			5.200% due 03/15/21	655	729
Series 071A Class A			Eversource Energy
5.983% due 04/19/22	1,274	1,408	2.500% due 03/15/21	498	508
Corporate Office Properties, LP			Exelon Corp.
3.700% due 06/15/21	815	812	1.550% due 06/09/17	476	476
Credit Suisse AG			2.850% due 06/15/20	1,650	1,684
Series GMTN			2.450% due 04/15/21	122	123
1.375% due 05/26/17	1,835	1,835	3.400% due 04/15/26	490	503
Crown Castle Towers LLC			5.625% due 06/15/35	112	130
4.174% due 08/15/17 (Þ)	1,550	1,579	4.450% due 04/15/46	295	305
3.222% due 05/15/22 (Þ)	760	773	Express Scripts Holding Co.
CVS Health Corp.			Series 10YR
3.875% due 07/20/25	1,100	1,187	4.500% due 02/25/26	1,455	1,559
4.875% due 07/20/35	348	390
5.125% due 07/20/45	910	1,064	Exxon Mobil Corp.
			2.222% due 03/01/21	483	492
Delta Air Lines Pass-Through Trust			4.114% due 03/01/46	323	344
Series 2010-1 Class A			Farmers Exchange Capital
6.200% due 07/02/18	211	226	7.200% due 07/15/48 (Þ)	700	841
Discover Bank			Farmers Exchange Capital II
2.000% due 02/21/18	750	750	6.151% due 11/01/53 (Þ)	700	717
Dominion Gas Holdings LLC			FedEx Corp.
2.500% due 12/15/19	135	137	4.750% due 11/15/45	375	411
4.600% due 12/15/44	105	105	Fifth Third Bank
Dominion Resources, Inc.			2.375% due 04/25/19	605	615
1.900% due 06/15/18	949	954
Zero coupon due 04/01/21	67	68	FirstEnergy Transmission LLC
			5.450% due 07/15/44 (Þ)	339	364
Dow Chemical Co. (The)			Flatiron CLO, Ltd.
4.375% due 11/15/42	230	227
			Series 2014-1A Class A1
DTE Energy Co.			1.616% due 07/17/26 (Ê)(Þ)	730	727
3.300% due 06/15/22 (Å)	655	679
			Florida Power & Light Co.
Duke Energy Carolinas LLC			5.950% due 02/01/38	300	399
2.500% due 03/15/23	707	722
			Ford Motor Co.
4.250% due 12/15/41	500	544	4.750% due 01/15/43	253	263
Duke Energy Corp.			Ford Motor Credit Co. LLC
4.800% due 12/15/45	202	221	1.569% due 01/09/18 (Ê)	500	499
Duke Energy Progress LLC			3.336% due 03/18/21	410	424

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 367

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.100% due 05/04/23	610	610	6.200% due 10/15/35 (Þ)	1,285	1,283
Series FXD			6.350% due 10/15/45 (Þ)	141	141
2.145% due 01/09/18	1,165	1,174	Home Depot, Inc. (The)
Forest Laboratories LLC			3.000% due 04/01/26	435	455
5.000% due 12/15/21 (Þ)	785	866	5.950% due 04/01/41	181	243
General Electric Co.			4.250% due 04/01/46	265	292
5.250% due 12/06/17	815	870	HP, Inc.
1.001% due 05/05/26 (Ê)	735	678	3.750% due 12/01/20	141	148
5.875% due 01/14/38	105	139	Hyundai Capital America
4.500% due 03/11/44	1,595	1,792	3.000% due 03/18/21 (Þ)	437	450
Series GMTN			Intel Corp.
3.100% due 01/09/23	685	727	4.800% due 10/01/41	245	277
6.150% due 08/07/37	192	261	4.900% due 07/29/45	405	464
6.875% due 01/10/39	169	248	International Business Machines Corp.
General Mills, Inc.			0.810% due 02/06/18 (Ê)	830	827
5.650% due 02/15/19	695	775	0.988% due 02/12/19 (Ê)	500	498
General Motors Co.			2.875% due 11/09/22	1,035	1,079
6.250% due 10/02/43	543	612	ITC Holdings Corp.
General Motors Financial Co., Inc.			5.300% due 07/01/43	390	409
4.750% due 08/15/17	500	519	Jersey Central Power & Light Co.
3.100% due 01/15/19	148	152	4.700% due 04/01/24 (Þ)	400	430
3.200% due 07/13/20	1,200	1,217	4.300% due 01/15/26 (Þ)	528	552
3.700% due 11/24/20	412	427	6.400% due 05/15/36	383	439
3.450% due 04/10/22	460	462	John Deere Capital Corp.
Georgia Power Co.			2.800% due 03/06/23	335	343
5.950% due 02/01/39	230	289	Johnson & Johnson
4.300% due 03/15/42	445	479	0.905% due 03/01/19 (Ê)	300	301
Georgia-Pacific LLC			3.700% due 03/01/46	1,566	1,663
2.539% due 11/15/19 (Þ)	975	992	Johnson Controls, Inc.
8.875% due 05/15/31	695	1,051	4.625% due 07/02/44	138	138
Gilead Sciences, Inc.			JPMorgan Chase & Co.
2.550% due 09/01/20	805	836	1.538% due 01/25/18 (Ê)	400	402
4.500% due 02/01/45	200	213	2.250% due 01/23/20	1,835	1,848
4.750% due 03/01/46	658	730	3.875% due 09/10/24	905	935
GlaxoSmithKline Capital, Inc.			3.300% due 04/01/26	1,941	1,965
6.375% due 05/15/38	252	348	4.125% due 12/15/26	205	214
Goldman Sachs Capital I			4.250% due 10/01/27	1,320	1,378
6.345% due 02/15/34	1,090	1,253	JPMorgan Chase Bank NA
Goldman Sachs Group, Inc. (The)			Series BKNT
6.250% due 09/01/17	1,025	1,088	6.000% due 10/01/17	1,800	1,912
2.900% due 07/19/18	640	655	JPMorgan Chase Capital XXIII
2.625% due 01/31/19	535	546	1.618% due 05/15/47 (Ê)	3,495	2,405
2.550% due 10/23/19	785	797	KCP&L Greater Missouri Operations Co.
2.625% due 04/25/21	496	499	8.270% due 11/15/21	425	523
5.750% due 01/24/22	640	737	Kinder Morgan Energy Partners, LP
3.625% due 01/22/23	366	379	6.950% due 01/15/38	187	196
2.236% due 11/29/23 (Ê)	490	489	5.500% due 03/01/44	170	157
3.750% due 05/22/25	465	478	Kinder Morgan, Inc.
4.250% due 10/21/25	775	791	5.300% due 12/01/34	1,041	952
3.750% due 02/25/26	1,690	1,738	5.550% due 06/01/45	290	270
6.750% due 10/01/37	1,465	1,776	5.050% due 02/15/46	295	262
6.250% due 02/01/41	331	422	Series GMTN
4.800% due 07/08/44	320	344	7.800% due 08/01/31	201	218
Halliburton Co.			KKR Group Finance Co. III LLC
5.000% due 11/15/45	595	610	5.125% due 06/01/44 (Þ)	1,160	1,139
HCP, Inc.			Kohl's Corp.
4.250% due 11/15/23	1,085	1,106	5.550% due 07/17/45	505	454
Hewlett Packard Enterprise Co.			Kraft Foods Group, Inc.
2.450% due 10/05/17 (Þ)	1,830	1,851	6.875% due 01/26/39	273	359
4.400% due 10/15/22 (Þ)	1,021	1,078	Kraft Heinz Foods Co.

See accompanying notes which are an integral part of the financial statements.

368 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.600% due 06/30/17 (Þ)	1,163	1,167	Mutual of Omaha Insurance Co.
4.875% due 02/15/25 (Þ)	1,090	1,206	4.297% due 07/15/54 (Þ)	650	648
Kroger Co. (The)			Mylan NV
2.300% due 01/15/19	765	780	3.000% due 12/15/18 (Þ)	600	610
Lehman Brothers Holdings Capital Trust			Mylan, Inc.
VII			2.550% due 03/28/19	790	791
5.857% due 11/29/49 (ƒ)(Ø)(Æ)	1,450	—
			National City Bank
Lehman Brothers Holdings, Inc.			Series BKNT
6.500% due 07/19/17 (Ø)(Æ)	390	—	1.006% due 06/07/17 (Ê)	900	898
6.750% due 12/28/17 (Ø)(Æ)	990	—	National Rural Utilities Cooperative
Lockheed Martin Corp.			Finance Corp.
3.350% due 09/15/21	740	790	2.700% due 02/15/23	333	342
3.800% due 03/01/45	405	408	Nationwide Mutual Insurance Co.
4.700% due 05/15/46	360	414	2.924% due 12/15/24 (Ê)(Þ)	700	680
Lowe's Cos., Inc.			New York Life Global Funding
5.125% due 11/15/41	300	362	2.000% due 04/13/21 (Å)	500	502
Manufacturers & Traders Trust Co.			Newell Brands, Inc.
1.653% due 12/28/20 (Ê)	180	176	3.850% due 04/01/23	2,041	2,134
Marathon Petroleum Corp.			5.500% due 04/01/46	467	520
3.400% due 12/15/20	274	276	Newmont Mining Corp.
4.750% due 09/15/44	224	187	6.250% due 10/01/39	150	157
Series WI			NextEra Energy Capital Holdings, Inc.
6.500% due 03/01/41	157	160	2.300% due 04/01/19	329	333
Masco Corp.			2.700% due 09/15/19	352	359
3.500% due 04/01/21	163	165	Series F
McDonald's Corp.			2.056% due 09/01/17	846	852
4.875% due 12/09/45	235	266	NIKE, Inc.
McKesson Corp.			3.875% due 11/01/45	360	382
2.284% due 03/15/19	1,415	1,438	NiSource Finance Corp.
Medco Health Solutions, Inc.			6.400% due 03/15/18	100	108
4.125% due 09/15/20	675	715	Noble Energy, Inc.
Medtronic, Inc.			8.250% due 03/01/19	770	861
Series WI			3.900% due 11/15/24	230	229
4.375% due 03/15/35	278	309	Norfolk Southern Corp.
4.625% due 03/15/45	524	598	4.650% due 01/15/46	345	378
Merck & Co., Inc.			Northwell Healthcare, Inc.
0.978% due 05/18/18 (Ê)	1,870	1,876	4.800% due 11/01/42	575	593
MetLife, Inc.			Novartis Capital Corp.
10.750% due 08/01/39	1,080	1,647	4.000% due 11/20/45	200	218
4.875% due 11/13/43	348	378	NYU Hospitals Center
Metropolitan Life Global Funding I			Series 13-A
3.875% due 04/11/22 (Þ)	900	966	5.750% due 07/01/43	159	191
Microsoft Corp.			Occidental Petroleum Corp.
3.125% due 11/03/25	520	549	3.500% due 06/15/25	315	331
3.500% due 02/12/35	414	415	Oncor Electric Delivery Co. LLC
3.750% due 02/12/45	450	448	6.800% due 09/01/18	1,350	1,503
Monsanto Co.			4.550% due 12/01/41	424	448
4.400% due 07/15/44	204	196	5.300% due 06/01/42	104	123
Morgan Stanley			Oracle Corp.
1.875% due 01/05/18	530	532	2.950% due 05/15/25	1,340	1,380
2.125% due 04/25/18	2,290	2,310	6.500% due 04/15/38	250	339
6.375% due 07/24/42	238	315	PACCAR Financial Corp.
Series F			0.826% due 06/06/17 (Ê)	50	50
3.875% due 04/29/24	820	863	1.236% due 12/06/18 (Ê)	510	512
Series GMTN			Pacific Gas & Electric Co.
5.500% due 07/24/20	535	598	4.750% due 02/15/44	140	162
2.500% due 04/21/21	930	932	PacifiCorp
4.000% due 07/23/25	379	399	2.950% due 02/01/22	945	988
3.875% due 01/27/26	655	680	Panhandle Eastern Pipe Line Co., LP
4.350% due 09/08/26	635	656	8.125% due 06/01/19	1,725	1,833

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 369

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PepsiCo, Inc.			Sunoco Logistics Partners Operations,
4.250% due 10/22/44	325	353	LP
Pfizer, Inc.			5.350% due 05/15/45	186	169
0.768% due 05/15/17 (Ê)	1,380	1,381	Sysco Corp.
7.200% due 03/15/39	265	391	2.500% due 07/15/21	768	777
			3.300% due 07/15/26	178	183
Philip Morris International, Inc.			4.500% due 04/01/46	165	172
6.375% due 05/16/38	196	264
Phillips 66			TCW Group, Inc.
4.650% due 11/15/34	182	192	3.010% due 05/28/28	475	492
Plains All American Pipeline, LP / PAA			Thermo Fisher Scientific, Inc.
Finance Corp.			2.400% due 02/01/19	620	628
2.600% due 12/15/19	458	439	Thomson Reuters Corp.
4.650% due 10/15/25	437	417	5.650% due 11/23/43	385	419
Praxair, Inc.			Time Warner Cable, Inc.
3.200% due 01/30/26	910	966	6.550% due 05/01/37	350	403
Precision Castparts Corp.			7.300% due 07/01/38	119	146
2.500% due 01/15/23	435	442	Time Warner Cos., Inc.
Progress Energy, Inc.			7.570% due 02/01/24	537	675
7.750% due 03/01/31	602	834	Time Warner, Inc.
Public Service Co. of New Mexico			3.600% due 07/15/25	249	260
7.950% due 05/15/18	675	752	6.500% due 11/15/36	550	671
Qwest Corp.			6.250% due 03/29/41	205	250
6.750% due 12/01/21	315	340	4.850% due 07/15/45	270	291
Regency Energy Partners, LP / Regency			Toyota Motor Credit Corp.
Energy Finance Corp.			Series MTN
4.500% due 11/01/23	512	477	1.002% due 03/12/20 (Ê)	1,820	1,799
Reynolds American, Inc.			TTX Co.
2.300% due 06/12/18	1,047	1,067	2.250% due 02/01/19 (Þ)	323	326
4.450% due 06/12/25	404	448	UBS AG
6.150% due 09/15/43	375	473	1.375% due 06/01/17	802	801
5.850% due 08/15/45	1,108	1,360	Series GMTN
S&P Global, Inc.			1.800% due 03/26/18	615	618
Series WI			2.375% due 08/14/19	1,385	1,409
3.300% due 08/14/20	700	726	UDR, Inc.
SABMiller Holdings, Inc.			Series 0001
3.750% due 01/15/22 (Þ)	1,125	1,202	4.625% due 01/10/22	339	370
Sempra Energy			Union Pacific Corp.
9.800% due 02/15/19	1,830	2,213	4.050% due 11/15/45	395	412
3.550% due 06/15/24	550	569
SL Green Realty Corp. / SL Green			United Parcel Service, Inc.
Operating Partnership / Reckson			6.200% due 01/15/38	242	333
Operating Partnership			United Technologies Corp.
7.750% due 03/15/20	550	641	1.778% due 05/04/18	1,333	1,341
South Carolina Electric & Gas Co.			4.500% due 06/01/42	280	312
5.100% due 06/01/65	1,165	1,321	UnitedHealth Group, Inc.
Southern California Edison Co.			6.000% due 06/15/17	4	4
5.625% due 02/01/36	320	405	1.400% due 10/15/17	590	593
Series C			2.700% due 07/15/20	635	662
3.600% due 02/01/45	565	568	3.875% due 10/15/20	100	108
			3.750% due 07/15/25	320	347
Southern Co. (The)			4.625% due 07/15/35	383	432
1.300% due 08/15/17	536	536
2.150% due 09/01/19	1,492	1,510	US Bancorp
			2.200% due 04/25/19	1,185	1,212
Southern Power Co.			2.950% due 07/15/22	570	587
4.150% due 12/01/25	575	601
5.250% due 07/15/43	290	305	US Bank NA
			1.218% due 01/29/18 (Ê)	250	250
Southwestern Electric Power Co.			1.450% due 01/29/18	530	533
3.550% due 02/15/22	316	333
Spectra Energy Partners, LP			Series BKNT
4.500% due 03/15/45	400	382	0.835% due 09/11/17 (Ê)	800	800
			1.375% due 09/11/17	455	456
Starbucks Corp.
2.100% due 02/04/21	605	619	USF&G Capital III

See accompanying notes which are an integral part of the financial statements.

370 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.312% due 07/01/46 (Þ)	445	596	ZFS Finance USA Trust II
Valero Energy Corp.			6.450% due 12/15/65 (Þ)	3,730	3,749
6.625% due 06/15/37	175	197	ZFS Finance USA Trust V
Ventas Realty, LP / Ventas Capital Corp.			6.500% due 05/09/37 (Þ)	1,260	1,263
2.700% due 04/01/20	1,050	1,058			306,383
Verizon Communications, Inc.			International Debt - 5.5%
3.000% due 11/01/21	780	809	Abu Dhabi Government International
5.050% due 03/15/34	565	620	Bond
4.400% due 11/01/34	355	362	2.125% due 05/03/21 (Þ)	1,250	1,243
3.850% due 11/01/42	400	365	3.125% due 05/03/26 (Þ)	600	605
6.550% due 09/15/43	296	390	Actavis Funding SCS
Series WI			3.000% due 03/12/20	730	746
4.272% due 01/15/36	2,426	2,440	4.550% due 03/15/35	264	264
4.522% due 09/15/48	364	369	Series WI
5.012% due 08/21/54	387	398	2.450% due 06/15/19	500	505
4.672% due 03/15/55	1,512	1,462	4.850% due 06/15/44	255	261
Viacom, Inc.			AIA Group, Ltd.
4.875% due 06/15/43	250	212	2.250% due 03/11/19 (Å)	207	208
Virginia Electric & Power Co.			4.500% due 03/16/46 (Þ)	205	209
Series A			Alibaba Group Holding, Ltd.
6.000% due 05/15/37	263	337	Series WI
Visa, Inc.			3.600% due 11/28/24	792	801
3.150% due 12/14/25	945	990	America Movil SAB de CV
4.300% due 12/14/45	451	496	6.125% due 03/30/40	169	202
Wachovia Corp.			AstraZeneca PLC
0.904% due 06/15/17 (Ê)	990	988	2.375% due 11/16/20	425	434
Walgreens Boots Alliance, Inc.			Bank of Montreal
4.800% due 11/18/44	460	471	Series 3FRN
Wal-Mart Stores, Inc.			0.989% due 04/10/18 (Ê)	500	497
6.500% due 08/15/37	860	1,204	Barclays PLC
6.200% due 04/15/38	280	382	3.250% due 01/12/21	945	952
5.625% due 04/15/41	267	348	3.650% due 03/16/25	250	240
WEA Finance LLC / Westfield UK &			4.375% due 01/12/26	200	201
Europe Finance PLC			Barrick Gold Corp.
2.700% due 09/17/19 (Þ)	460	466	4.100% due 05/01/23	281	290
3.250% due 10/05/20 (Þ)	420	431	5.250% due 04/01/42	325	317
WEC Energy Group, Inc.			BHP Billiton Finance USA, Ltd.
1.650% due 06/15/18	440	441	5.000% due 09/30/43	220	246
Wells Fargo & Co.			6.750% due 10/19/75 (Þ)	725	752
2.125% due 04/22/19	1,485	1,512	BP Capital Markets PLC
3.000% due 04/22/26	680	678	3.062% due 03/17/22	720	743
4.650% due 11/04/44	758	786	3.994% due 09/26/23	630	678
Series GMTN			British Telecommunications PLC
4.300% due 07/22/27	525	560	9.625% due 12/15/30	224	360
4.900% due 11/17/45	444	480	Canadian Natural Resources, Ltd.
Wells Fargo Bank NA			1.750% due 01/15/18	740	728
Series BKNT			3.450% due 11/15/21	426	414
1.650% due 01/22/18	625	630	6.250% due 03/15/38	192	193
6.600% due 01/15/38	259	347	6.750% due 02/01/39	188	191
Welltower, Inc.			Canadian Pacific Railway Co.
6.125% due 04/15/20	585	663	4.800% due 09/15/35	260	281
4.950% due 01/15/21	245	269	CDP Financial, Inc.
4.250% due 04/01/26	294	306	5.600% due 11/25/39 (Þ)	545	695
Western Digital Corp.			Colombia Government International
7.375% due 04/01/23 (Þ)	535	540	Bond
Williams Partners, LP			4.500% due 01/28/26	938	958
5.250% due 03/15/20	533	533	Cooperatieve Rabobank UA
4.900% due 01/15/45	295	235	11.000% due 06/29/49 (ƒ)(Þ)	932	1,136
Xcel Energy, Inc.			Corp. Nacional del Cobre de Chile
1.200% due 06/01/17	611	610	4.875% due 11/04/44 (Þ)	34	34

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 371

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit Agricole SA			National Bank of Canada
2.375% due 07/01/21 (Å)	982	983	Series BKNT
Credit Suisse AG			1.472% due 12/14/18 (Ê)	650	651
1.750% due 01/29/18	910	913	National Bank of Canada NY
6.000% due 02/15/18	250	266	Series YCD
Credit Suisse Group Funding Guernsey,			1.025% due 05/24/17 (Ê)(~)	650	649
Ltd.			Ooredoo International Finance, Ltd.
3.125% due 12/10/20 (Þ)	375	376	3.875% due 01/31/28 (Þ)	340	337
3.450% due 04/16/21 (Å)	1,260	1,273
4.550% due 04/17/26 (Å)	1,360	1,388	Panama Government International Bond
			3.875% due 03/17/28	444	455
Series WI
4.875% due 05/15/45	255	259	Perrigo Co. PLC
Deutsche Telekom International Finance			2.300% due 11/08/18	762	763
BV			Petroleos Mexicanos
8.750% due 06/15/30	260	394	5.500% due 02/04/19 (Þ)	554	579
DP World, Ltd.			Series WI
6.850% due 07/02/37 (Þ)	190	197	5.625% due 01/23/46	465	414
Dryden 37 Senior Loan Fund			Province of Ontario Canada
Series 2015-37A Class A			3.000% due 07/16/18	750	778
1.821% due 04/15/27 (Ê)(Þ)	810	810	1.650% due 09/27/19	600	603
Fosse Master Issuer PLC			2.500% due 04/27/26	525	524
Series 2015-1A Class A2			Province of Quebec Canada
0.587% due 10/18/54 (Å)(Ê)	543	541	0.865% due 09/04/18 (Ê)	380	379
GE Capital International Funding Co.			2.500% due 04/20/26	565	564
Unlimited Co.			Royal Bank of Canada
4.418% due 11/15/35 (Þ)	2,190	2,405	Series GMTN
Global SC Finance II SRL			0.890% due 10/13/17 (Ê)	560	558
Series 2014-1A Class A2			4.650% due 01/27/26	1,090	1,136
3.090% due 07/17/29 (Þ)	375	351	Royal Bank of Scotland Group PLC
Grupo Bimbo SAB de CV			4.800% due 04/05/26	245	250
4.875% due 06/27/44 (Þ)	565	542	Scentre Group Trust 1 / Scentre Group
HBOS PLC			Trust 2
Series GMTN			3.250% due 10/28/25 (Þ)	554	546
6.750% due 05/21/18 (Þ)	2,425	2,625	Seagate HDD Cayman
			4.750% due 06/01/23	355	276
HSBC Bank PLC			4.875% due 06/01/27 (Þ)	730	513
7.650% due 05/01/25	925	1,141
HSBC Holdings PLC			5.750% due 12/01/34	710	476
3.400% due 03/08/21	631	654	Shell International Finance BV
4.250% due 03/14/24	475	486	2.125% due 05/11/20	340	345
4.300% due 03/08/26	227	238	6.375% due 12/15/38	253	329
5.250% due 03/14/44	282	300	4.375% due 05/11/45	250	266
ING Bank NV			Siemens Financieringsmaatschappij NV
2.000% due 11/26/18 (Þ)	724	729	1.450% due 05/25/18 (Þ)	798	802
Intesa Sanpaolo SpA			Silverstone Master Issuer PLC
5.710% due 01/15/26 (Þ)	370	360	Series 2015-1A Class 2A2
Kaupthing Bank HF			0.842% due 01/21/70 (Å)(Ê)	587	581
7.625% due 02/28/20 (Ø)	1,210	—	Sky PLC
5.750% due 10/04/20 (Ø)	100	—	6.100% due 02/15/18 (Þ)	945	1,017
Korea Electric Power Corp.			SMART ABS Series Trust
5.125% due 04/23/34 (Þ)	155	184	Series 2015-3US Class A3A
Limerock CLO II, Ltd.			1.660% due 08/14/19	730	725
Series 2014-2A Class A			Societe Generale SA
1.817% due 04/18/26 (Ê)(Þ)	810	806	5.625% due 11/24/45 (Þ)	272	279
Macquarie Bank, Ltd.			Suncor Energy, Inc.
1.266% due 10/27/17 (Ê)(Þ)	430	429	6.100% due 06/01/18	334	358
			5.950% due 12/01/34	545	590
Magnetite XI, Ltd.			6.500% due 06/15/38	90	106
Series 2014-11A Class A1
1.693% due 01/18/27 (Å)(Ê)	600	599	Toronto-Dominion Bank (The)
			1.475% due 01/22/19 (Ê)	1,120	1,125
Mitsubishi UFJ Financial Group, Inc.			1.950% due 04/02/20 (Þ)	317	320
2.950% due 03/01/21	333	340
			2.125% due 04/07/21	2,514	2,521

See accompanying notes which are an integral part of the financial statements.

372 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Total Capital Canada, Ltd.			Banc of America Merrill Lynch
2.750% due 07/15/23	455	460	Commercial Mortgage, Inc.
Total Capital SA			Series 2006-3 Class A4
2.125% due 08/10/18	510	518	5.889% due 07/10/44	448	448
Trade MAPS 1, Ltd.			Series 2006-6 Class A4
Series 2013-1A Class A			5.356% due 10/10/45	1,925	1,936
1.124% due 12/10/18 (Ê)(Þ)	1,645	1,638	Series 2007-1 Class A4
TransCanada PipeLines, Ltd.			5.451% due 01/15/49	872	890
1.625% due 11/09/17	442	442	Series 2008-1 Class A4
7.250% due 08/15/38	250	311	6.433% due 02/10/51	499	525
			Banc of America Mortgage Securities,
Turkey Government International Bond			Inc.
4.875% due 10/09/26	792	817	Series 2004-1 Class 5A1
Tyco Electronics Group SA			6.500% due 09/25/33	7	7
6.550% due 10/01/17	705	754	Series 2004-2 Class 5A1
UBS Group Funding Jersey, Ltd.			6.500% due 10/25/31	7	7
2.950% due 09/24/20 (Þ)	740	747
3.000% due 04/15/21 (Þ)	1,135	1,138	Series 2004-11 Class 2A1
			5.750% due 01/25/35	80	81
4.125% due 04/15/26 (Þ)	920	945	Series 2005-H Class 2A5
Vale Overseas, Ltd.			2.691% due 09/25/35 (Ê)	277	252
6.875% due 11/21/36	138	124
6.875% due 11/10/39	168	147	Series 2006-2 Class A15
			6.000% due 07/25/46	4	4
Validus Holdings, Ltd.			Series 2006-B Class 1A1
8.875% due 01/26/40	605	798	2.497% due 10/20/46 (Ê)	64	38
		63,627	BCAP LLC Trust
Loan Agreements - 0.0%			Series 2011-R11 Class 15A1
T-Mobile USA, Inc. 1st Lien Term Loan			2.739% due 10/26/33 (Ê)(Þ)	1,084	1,090
B
3.500% due 11/09/22 (Ê)	519	521	Series 2011-R11 Class 20A5
			2.736% due 03/26/35 (Ê)(Þ)	271	271
			Bear Stearns Adjustable Rate Mortgage
Mortgage-Backed Securities - 32.4%			Trust
1211 Avenue of the Americas Trust			Series 2004-8 Class 2A1
Series 2015-1211 Class A1A2			2.929% due 11/25/34 (Ê)	194	185
3.901% due 08/10/35 (Þ)	780	849	Series 2004-9 Class 22A1
225 Liberty Street Trust			3.226% due 11/25/34 (Ê)	43	42
Series 2016-225L Class A			Series 2004-10 Class 22A1
3.597% due 02/10/36 (Þ)	235	250	2.522% due 01/25/35 (Ê)	42	40
Alternative Loan Trust			Series 2005-2 Class A1
Series 2003-20CB Class 2A1			3.090% due 03/25/35 (Ê)	590	589
5.750% due 10/25/33	70	72
American Home Mortgage Investment			Series 2005-12 Class 13A1
Trust			3.634% due 02/25/36 (Ê)	30	28
Series 2004-4 Class 4A			Bear Stearns Alt-A Trust
2.899% due 02/25/45 (Ê)	70	70	Series 2004-13 Class A1
Banc of America Commercial Mortgage			0.910% due 11/25/34 (Ê)	802	782
Trust			Bear Stearns Commercial Mortgage
Series 2006-6 Class A3			Securities Trust
5.369% due 10/10/45	8	8	Series 2006-T24 Class A4
Series 2015-UBS7 Class A4			5.537% due 10/12/41	700	705
3.705% due 09/15/48	127	136	Bear Stearns Structured Products, Inc.
Banc of America Funding Trust			Series 2007-R6 Class 1A1
Series 2005-4 Class 1A3			2.599% due 01/26/36 (Ê)	236	181
5.500% due 08/25/35	13	13	Series 2007-R6 Class 2A1
Series 2005-5 Class 1A11			2.478% due 12/26/46 (Ê)	128	91
5.500% due 09/25/35	153	157	CCRESG Commercial Mortgage Trust
Series 2005-D Class A1			Series 2016-HEAT Class A
2.875% due 05/25/35 (Ê)	79	80	3.357% due 04/10/29 (Å)	1,095	1,126
Banc of America Merrill Lynch			CD Commercial Mortgage Trust
Commercial Mortgage Securities Trust			Series 2006-CD2 Class AM
Series 2014-520M Class A			5.531% due 01/15/46	13	13
4.185% due 08/15/46 (Å)	230	247	CHL Mortgage Pass-Through Trust

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 373

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-22 Class A3			5.542% due 01/15/49	310	315
2.643% due 11/25/34 (Ê)	135	127	Series 2007-C5 Class A4
Citigroup Commercial Mortgage Trust			5.695% due 09/15/40	885	914
Series 2013-375P Class A			Series 2008-C1 Class A2FL
3.251% due 05/10/35 (Þ)	235	246	2.567% due 02/15/41 (Ê)(Þ)	276	280
Series 2014-GC19 Class A4			Credit Suisse First Boston Mortgage
4.023% due 03/10/47	825	906	Securities Corp.
Series 2014-GC25 Class AAB			Series 2005-9 Class 2A1
3.371% due 10/10/47	1,015	1,068	5.500% due 10/25/35	388	356
Citigroup Mortgage Loan Trust, Inc.			CSAIL Commercial Mortgage Trust
Series 2004-UST1 Class A5			Series 2015-C2 Class XA
2.253% due 08/25/34 (Ê)	1,025	1,004	Interest Only STRIP
Series 2005-3 Class 2A2B			1.042% due 06/15/57	9,899	544
2.708% due 08/25/35 (Ê)	155	115	Series 2015-C4 Class A4
Series 2005-11 Class A2A			3.808% due 11/15/48	309	333
2.730% due 10/25/35 (Ê)	87	85	CSMC Trust
Series 2007-AR8 Class 2A1A			Series 2014-USA Class A2
2.685% due 07/25/37 (Ê)	158	148	3.953% due 09/15/37 (Þ)	766	818
Series 2010-8 Class 3A1			CW Capital Cobalt, Ltd.
2.968% due 04/25/35 (Ê)(Þ)	950	947	Series 2007-C3 Class A4
Series 2015-2 Class 1A1			5.959% due 05/15/46	1,434	1,490
0.371% due 06/25/47 (Ê)(Þ)	377	328	DBCCRE Mortgage Trust
Commercial Mortgage Pass-Through			Series 2014-ARCP Class C
Certificates			5.099% due 01/10/34 (Þ)	305	316
Series 2013-CR12 Class A4			DBRR Trust
4.046% due 10/10/46	965	1,064	Series 2011-LC2 Class A4A
Commercial Mortgage Trust			4.537% due 07/12/44 (Þ)	690	755
Series 2001-J2A Class E			Downey Savings & Loan Association
7.160% due 07/16/34 (Þ)	670	678	Mortgage Loan Trust
Series 2005-LP5 Class D			Series 2004-AR3 Class 1A1B
4.795% due 05/10/43	80	79	2.456% due 07/19/44 (Ê)	57	55
Series 2012-9W57 Class A			Fannie Mae
2.365% due 02/10/29 (Þ)	1,176	1,184	5.000% due 2017	18	18
Series 2013-300P Class A1			6.500% due 2017	8	8
4.353% due 08/10/30 (Þ)	230	258	8.500% due 2017	—	—
			5.000% due 2018	44	45
Series 2013-CR11 Class A3			5.500% due 2018	100	102
3.983% due 10/10/46	353	388
			6.500% due 2018	16	19
Series 2014-277P Class A
3.611% due 08/10/49 (Þ)	230	247	5.000% due 2019	42	44
			6.500% due 2019	11	12
Series 2014-CR19 Class A5			3.478% due 2020	1,068	1,142
3.796% due 08/10/47	330	358	3.540% due 2020	418	448
Series 2014-UBS6 Class A5			5.000% due 2020	60	62
3.644% due 12/10/47	320	341	5.500% due 2020	422	440
Series 2015-3BP Class A			6.500% due 2020	7	8
3.178% due 02/10/35 (Þ)	311	322	3.881% due 2021	1,272	1,389
Series 2015-LC21 Class A4			4.000% due 2021	29	30
3.708% due 07/10/48	145	156	4.410% due 2021	570	632
Series 2016-787S Class A			4.640% due 2021	1,292	1,436
3.545% due 02/10/36 (Þ)	235	247	5.500% due 2021	15	16
Countrywide Home Loan Mortgage Pass-
Through Trust			5.000% due 2022	66	70
Series 2004-HYB9 Class 1A1			5.500% due 2022	73	78
2.600% due 02/20/35 (Ê)	243	242	3.800% due 2023	410	430
			4.500% due 2023	54	57
Series 2005-3 Class 1A2			5.000% due 2023	108	116
0.511% due 04/25/35 (Ê)	535	462
Credit Suisse Commercial Mortgage			4.000% due 2024	163	175
Trust			4.500% due 2024	116	125
Series 2006-C4 Class A3			5.000% due 2024	17	18
5.467% due 09/15/39	296	297	8.500% due 2024	5	5
Series 2007-C2 Class A3			9.000% due 2024	1	1

See accompanying notes which are an integral part of the financial statements.

374 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2025	109	116	5.000% due 2040	563	628
4.000% due 2025	225	240	5.500% due 2040	1,369	1,550
4.500% due 2025	19	21	3.500% due 2041	2,172	2,290
7.000% due 2025	4	4	4.000% due 2041	804	867
8.500% due 2025	9	10	4.500% due 2041	1,720	1,881
3.000% due 2026	183	192	5.000% due 2041	915	1,016
3.100% due 2026	315	335	5.500% due 2041	118	132
3.500% due 2026	679	718	3.000% due 2042	2,416	2,483
4.000% due 2026	218	231	3.500% due 2042	2,467	2,595
5.000% due 2026	233	258	4.000% due 2042	933	1,001
7.000% due 2026	9	9	4.500% due 2042	161	176
9.000% due 2026	2	2	3.000% due 2043	5,310	5,457
2.500% due 2027	33	34	3.500% due 2043	4,978	5,259
2.966% due 2027	918	959	4.000% due 2043	1,824	1,960
3.000% due 2027	838	878	4.500% due 2043	124	136
3.500% due 2027	354	374	3.000% due 2044	209	215
5.500% due 2027	131	146	4.000% due 2044	528	565
7.000% due 2027	1	1	4.500% due 2044	137	149
2.500% due 2028	2,600	2,688	5.000% due 2044	605	672
3.000% due 2028	97	102	3.000% due 2045	407	418
3.010% due 2028	475	494	3.500% due 2045	12,721	13,359
3.050% due 2028	475	495	4.000% due 2045	10,346	11,105
3.280% due 2028	490	518	4.500% due 2045	713	783
3.380% due 2028	402	423	3.500% due 2046	13,199	13,855
5.000% due 2028	113	125	4.000% due 2046	2,886	3,105
3.000% due 2029	652	683	15 Year TBA(Ï)
3.500% due 2029	137	145	2.500%	6,885	7,075
2.500% due 2030	725	746	3.000%	5,840	6,100
2.970% due 2030	523	523	3.500%	1,605	1,697
3.000% due 2030	1,852	1,943	30 Year TBA(Ï)
3.500% due 2030	373	395	3.000%	6,800	6,966
8.000% due 2030	24	28	3.500%	13,240	13,869
8.000% due 2031	17	21	4.000%	9,425	10,062
3.500% due 2032	1,581	1,673	4.500%	8,540	9,293
3.000% due 2033	2,585	2,696	5.000%	1,230	1,360
4.500% due 2033	847	934	Series 2003-343 Class 6
5.000% due 2033	319	354	Interest Only STRIP
5.500% due 2033	366	416	5.000% due 10/25/33	129	24
6.150% due 2033(Ê)	243	275	Series 2003-345 Class 18
3.500% due 2034	1,597	1,688	Interest Only STRIP
4.500% due 2034	32	35	4.500% due 12/25/18	101	5
5.000% due 2034	139	154	Series 2003-345 Class 19
5.500% due 2034	711	803	Interest Only STRIP
6.000% due 2034	105	122	4.500% due 01/25/19	109	5
4.500% due 2035	948	1,037	Series 2005-365 Class 12
5.000% due 2035	318	353
6.000% due 2035	341	392	Interest Only STRIP
			5.500% due 12/25/35	249	43
5.500% due 2036	811	915
6.500% due 2036	7	8	Series 2006-369 Class 8
5.000% due 2037	108	120	Interest Only STRIP
5.500% due 2037	2,018	2,279	5.500% due 04/25/36	50	10
6.000% due 2037	406	463	Fannie Mae Grantor Trust
6.500% due 2037	48	56	Series 2002-T5 Class A1
5.000% due 2038	7	7	0.410% due 05/25/32 (Ê)	226	219
5.500% due 2038	1,583	1,789	Fannie Mae REMIC Trust
4.500% due 2039	868	947	Series 2004-W12 Class 1A1
5.000% due 2039	27	30	6.000% due 07/25/44	399	462
6.000% due 2039	111	127	Series 2004-W12 Class 1A3
4.000% due 2040	331	357	7.000% due 07/25/44	931	1,105
4.500% due 2040	2,652	2,899	Fannie Mae REMICS

Series 1999-56 Class Z
See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 375

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 12/18/29	69	79	8.000% due 2025	3	3
Series 2003-35 Class FY			9.000% due 2025	3	3
0.570% due 05/25/18 (Ê)	45	45	3.000% due 2026	118	123
Series 2005-117 Class LC			5.000% due 2027	2	2
5.500% due 11/25/35	448	486	6.500% due 2027	—	—
Series 2009-70 Class PS			5.000% due 2028	114	125
Interest Only STRIP			6.000% due 2028	131	149
6.581% due 01/25/37 (Ê)	2,392	422	6.500% due 2028	8	9
Series 2009-96 Class DB			6.500% due 2029	7	7
4.000% due 11/25/29	701	750	3.500% due 2030	312	332
Series 2013-111 Class PL			3.000% due 2031	672	703
2.000% due 12/25/42	955	904	5.500% due 2032	139	158
Fannie Mae-Aces			6.000% due 2032	16	18
Series 2014-M13 Class A2			7.000% due 2032	99	113
3.021% due 08/25/24	660	693	7.500% due 2032	15	18
FDIC Guaranteed Notes Trust			5.500% due 2033	59	67
			4.500% due 2034	42	46
Series 2010-S1 Class 1A			5.000% due 2034	385	431
0.983% due 02/25/48 (Ê)(Þ)	61	61
			5.500% due 2034	58	66
FDIC Trust			5.500% due 2035	87	98
Series 2010-R1 Class A			5.500% due 2036	85	95
2.184% due 05/25/50 (Þ)	495	496
Federal Home Loan Mortgage Corp.			6.000% due 2036	33	37
Multifamily Structured Pass Through			5.000% due 2037	6	6
Certificates			5.500% due 2037	53	59
Series 2014-K041 Class A2			6.000% due 2037	112	128
3.171% due 10/25/24	282	301	5.000% due 2038	2	3
Series 2015-K048 Class A2			5.500% due 2038	537	601
3.284% due 06/25/25	497	534	6.000% due 2038	390	449
Series 2015-K049 Class A2			4.500% due 2039	210	229
3.010% due 08/25/25	146	153	5.500% due 2039	17	19
Series 2015-KF12 Class A			4.000% due 2040	1,707	1,849
1.125% due 09/25/22 (Ê)	684	687	4.500% due 2040	1,365	1,501
			5.000% due 2040	21	23
Series 2016-K053 Class A2			5.500% due 2040	11	12
2.995% due 12/25/25	263	276
			6.000% due 2040	36	41
Series 2016-K054 Class A2			4.000% due 2041	545	584
2.745% due 01/25/26	265	273
Federal Home Loan Mortgage Corp.			4.500% due 2041	1,174	1,283
Multifamily Structured Pass-Through			5.000% due 2041	356	393
Certificates			5.500% due 2041	522	591
Series 2011-K702 Class X1			3.000% due 2042	1,165	1,195
Interest Only STRIP			3.500% due 2042	1,050	1,103
1.617% due 02/25/18	4,489	101	4.000% due 2042	744	801
Series 2012-K706 Class X1			4.500% due 2042	836	916
Interest Only STRIP			3.000% due 2043	2,508	2,573
1.703% due 10/25/18	8,503	283	3.500% due 2043	3,710	3,915
Series 2014-K040 Class A2			4.000% due 2043	108	116
3.241% due 09/25/24	301	323	3.500% due 2044	693	729
Federal Housing Authority Trust			4.000% due 2044	1,938	2,086
7.430% due 06/27/21	20	20	4.500% due 2044	25	27
			3.000% due 2045	339	348
Freddie Mac			3.500% due 2045	6,773	7,121
6.000% due 2017	21	21
4.500% due 2018	50	51	4.000% due 2045	7,329	7,856
5.000% due 2018	9	9	3.000% due 2046	4,459	4,573
4.500% due 2019	17	17	3.500% due 2046	6,844	7,175
5.000% due 2019	44	46	4.000% due 2046	4,897	5,254
6.000% due 2022	3	4	30 Year TBA(Ï)
4.000% due 2024	87	93	3.000%	3,400	3,483
5.500% due 2024	57	62	3.500%	6,160	6,452
9.000% due 2024	3	3	4.000%	3,135	3,348
6.500% due 2025	3	3	Freddie Mac Reference REMIC

See accompanying notes which are an integral part of the financial statements.

376 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-R007 Class ZA			3.000% due 2042	419	434
6.000% due 05/15/36	649	737	3.000% due 2043	599	621
Freddie Mac REMICS			3.500% due 2043	175	185
Series 2002-2533 Class Z			Ginnie Mae II
5.500% due 12/15/32	1,380	1,564	7.500% due 2032	2	2
Series 2006-3123 Class HT			5.500% due 2039	126	138
5.000% due 03/15/26	465	507	1.750% due 2040(Ê)	187	192
Series 2006-R006 Class ZA			2.000% due 2040(Ê)	273	282
6.000% due 04/15/36	1,103	1,263	3.000% due 2040(Ê)	348	360
Series 2010-3653 Class B			3.500% due 2040(Ê)	1,715	1,770
4.500% due 04/15/30	1,010	1,094	4.000% due 2040	47	50
Series 2012-3989 Class BW			4.000% due 2041	291	313
3.500% due 01/15/27	3,180	3,464	4.500% due 2041	1,512	1,645
Series 2012-4019 Class JD			5.500% due 2041	16	18
3.000% due 05/15/41	464	483	3.000% due 2042	200	207
Freddie Mac Strips			3.500% due 2042	771	817
Series 2012-271 Class 30			4.000% due 2042	1,065	1,144
3.000% due 08/15/42	1,498	1,527	4.500% due 2042	428	466
			3.000% due 2043	711	738
FREMF Mortgage Trust			3.500% due 2043	1,449	1,535
Series 2012-K707 Class B			4.000% due 2043	345	368
4.019% due 01/25/47 (Å)	835	859
			5.500% due 2043	427	469
Series 2013-K24 Class B			3.500% due 2044	567	600
3.502% due 11/25/45 (Þ)	1,565	1,593	4.000% due 2044	502	536
GAHR Commercial Mortgage Trust			4.500% due 2044	167	180
Series 2015-NRF Class AFX			3.000% due 2045	862	894
3.235% due 12/15/19 (Þ)	645	669	3.500% due 2045	1,912	2,022
Ginnie Mae			4.000% due 2045	828	885
4.000% due 12/20/45	53	57	4.500% due 2045	30	32
3.000% due 04/20/46	1,740	1,804	3.000% due 2046	54	57
Series 2004-93 Class PC			3.500% due 2046	2,617	2,768
5.000% due 04/16/34	987	1,024	4.000% due 2046	4,635	4,959
Series 2007-26 Class SD			5.390% due 2059	290	299
Interest Only STRIP			4.700% due 2061	1,086	1,131
6.613% due 05/16/37 (Ê)	2,211	462	4.810% due 2061	2,318	2,430
Series 2010-H04 Class BI			5.245% due 2061	657	704
Interest Only STRIP			4.845% due 2062	332	351
1.406% due 04/20/60	3,546	165	4.652% due 2063	295	325
Series 2010-H12 Class PT			4.661% due 2063	97	107
5.470% due 11/20/59	1,669	1,717	4.732% due 2063	230	245
Series 2010-H22 Class JI			30 Year TBA(Ï)
Interest Only STRIP			3.000%	4,685	4,851
2.503% due 11/20/60	6,137	423	3.500%	10,570	11,164
Series 2011-H02 Class BI			4.000%	930	993
0.420% due 02/20/61	15,039	190	GS Mortgage Securities Corp. II
Series 2012-H11 Class CI			Series 2015-GC30 Class A4
Interest Only STRIP			3.382% due 05/10/50	27	28
2.909% due 04/20/62	4,511	295	GS Mortgage Securities Trust
Series 2012-H23 Class FI			Series 2012-SHOP Class A
Interest Only STRIP			2.933% due 06/05/31 (Þ)	688	707
0.783% due 10/20/62	5,683	109	Series 2014-GC18 Class A4
Series 2013-H03 Class HI			4.074% due 01/10/47	625	686
Interest Only STRIP			Series 2014-GC20 Class A5
2.622% due 12/20/62	4,370	395	3.998% due 04/10/47	25	27
Ginnie Mae I			Series 2015-590M Class A
10.500% due 2020	—	1	3.621% due 10/10/35 (Þ)	194	204
9.000% due 2025	6	6	GSR Mortgage Loan Trust
8.000% due 2030	5	5	Series 2005-AR7 Class 6A1
7.000% due 2031	87	105	2.842% due 11/25/35 (Ê)	501	479
7.000% due 2033	1	1	HarborView Mortgage Loan Trust

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 377

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-4 Class 3A			5.750% due 09/25/34	121	123
1.281% due 06/19/34 (Ê)	54	52	Merrill Lynch Mortgage Investors Trust
Series 2005-4 Class 3A1			Series 2005-A10 Class A
2.744% due 07/19/35 (Ê)	161	140	0.649% due 02/25/36 (Ê)	119	107
Homestar Mortgage Acceptance Corp.			ML-CFC Commercial Mortgage Trust
Series 2004-5 Class A1			Series 2007-5 Class A4
0.620% due 10/25/34 (Ê)	1,015	998	5.378% due 08/12/48	427	434
Impac CMB Trust			Morgan Stanley Bank of America Merrill
Series 2004-5 Class 1A1			Lynch Trust
0.907% due 10/25/34 (Ê)	172	160	Series 2013-C12 Class A4
IndyMac INDX Mortgage Loan Trust			4.259% due 10/15/46	153	171
Series 2004-AR6 Class 5A1			Series 2014-C14 Class A4
2.519% due 10/25/34 (Ê)	914	871	3.787% due 02/15/47	165	178
Series 2005-AR15 Class A2			Series 2015-C24 Class A4
4.534% due 09/25/35 (Ê)	104	87	3.732% due 05/15/48	945	1,015
JPMBB Commercial Mortgage Securities			Series 2015-C24 Class C
Trust			4.499% due 05/15/48	85	78
Series 2014-C26 Class C			Series 2016-C29 Class A4
4.570% due 01/15/48	210	212	3.325% due 05/15/49	165	170
JPMorgan Chase Commercial Mortgage			Morgan Stanley Bank of America Trust
Securities Trust			4.255% due 04/15/47	435	474
Series 2004-CBX Class AJ			Morgan Stanley Capital I Trust
4.951% due 01/12/37	337	337	Series 2005-IQ9 Class B
Series 2004-LN2 Class B			4.860% due 07/15/56	415	416
5.466% due 07/15/41	500	502	Series 2006-T21 Class B
Series 2005-CB12 Class AJ			5.312% due 10/12/52 (Þ)	320	319
4.987% due 09/12/37	135	135	Series 2014-CPT Class A
Series 2007-CB20 Class ASB			3.350% due 07/13/29 (Þ)	456	480
5.688% due 02/12/51	198	200	Morgan Stanley Mortgage Loan Trust
Series 2007-LDPX Class AM			Series 2004-6AR Class 1A
5.464% due 01/15/49	1,140	1,124	0.620% due 07/25/34 (Ê)	935	914
Series 2011-C3 Class A2			MortgageIT Trust
3.673% due 02/15/46 (Þ)	14	14	Series 2005-2 Class 2A
Series 2011-C3 Class A3			1.805% due 05/25/35 (Ê)	482	469
4.388% due 02/15/46 (Þ)	1,325	1,380	MSCG Trust 2015-ALDR
Series 2011-C4 Class A3			Series 2015-ALDR Class A2
4.106% due 07/15/46 (Þ)	1,387	1,447	3.577% due 06/07/35 (Þ)	310	322
Series 2015-FL7 Class A			OBP Depositor LLC Trust
1.683% due 05/15/28 (Å)(Ê)	268	266
			Series 2010-OBP Class A
Series 2016-ATRM Class B			4.646% due 07/15/45 (Þ)	230	253
3.969% due 10/05/28 (Þ)	540	552
			Prime Mortgage Trust
JPMorgan Mortgage Trust			Series 2004-CL1 Class 1A2
Series 2003-A2 Class 3A1			0.621% due 02/25/34 (Ê)	22	21
1.990% due 11/25/33 (Ê)	197	186
			Provident Funding Mortgage Loan Trust
Series 2004-A2 Class 3A1			Series 2005-2 Class 1A1A
2.573% due 05/25/34 (Ê)	314	303	2.530% due 10/25/35 (Ê)	247	241
Series 2005-A1 Class 6T1			RALI Trust
2.806% due 02/25/35 (Ê)	370	349
			Series 2005-QA10 Class A41
Series 2005-A3 Class 4A1			3.406% due 09/25/35 (Ê)	300	240
2.658% due 06/25/35 (Ê)	136	136
			Series 2005-QO3 Class A1
LB Commercial Mortgage Trust			0.587% due 10/25/45 (Ê)	427	300
Series 2007-C3 Class AM			RBS Commercial Funding, Inc. Trust
6.096% due 07/15/44	790	820
			Series 2013-GSP Class A
LB-UBS Commercial Mortgage Trust			3.961% due 01/13/32 (Þ)	544	588
Series 2007-C6 Class A4			RBSCF Trust
5.858% due 07/15/40	905	924
			Series 2010-RR4 Class CMLA
Mastr Alternative Loan Trust			6.040% due 12/16/49 (Þ)	185	190
Series 2003-4 Class B1			Series 2010-RR4 Class WBCA
5.941% due 06/25/33	109	99	5.509% due 04/16/47 (Å)	605	604
Series 2004-10 Class 5A6

See accompanying notes which are an integral part of the financial statements.

378 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
RBSSP Resecuritization Trust			1.336% due 08/15/47		7,863	513
Series 2010-3 Class 9A1						378,666
5.500% due 02/26/35 (Þ)	574	582	Municipal Bonds - 0.8%
Structured Adjustable Rate Mortgage			Brazos Higher Education Authority
Loan Trust			Revenue Bonds
Series 2004-6 Class 1A			0.640% due 12/26/24 (Ê)		330	317
2.358% due 06/25/34 (Ê)	330	319	City of New York New York General
Series 2004-12 Class 7A3			Obligation Unlimited
2.694% due 09/25/34 (Ê)	119	118	6.646% due 12/01/31		200	236
Structured Asset Mortgage Investments			Municipal Electric Authority of Georgia
II Trust			Revenue Bonds
Series 2005-AR5 Class A2			6.637% due 04/01/57		990	1,270
0.686% due 07/19/35 (Ê)	98	95	7.055% due 04/01/57		1,410	1,652
Structured Asset Securities Corp.			New Jersey Transportation Trust Fund
Mortgage Pass-Through Certificates			Authority Revenue Bonds
			5.754% due 12/15/28		630	660
Series 2003-34A Class 5A4			New York City Water & Sewer System
2.455% due 11/25/33 (Ê)	863	870	Revenue Bonds
UBS Commercial Mortgage Trust			6.491% due 06/15/42		1,700	1,930
Series 2012-C1 Class A3			Puttable Floating Option Taxable Notes
3.400% due 05/10/45	1,220	1,292	General Obligation Unlimited
Wachovia Bank Commercial Mortgage			0.690% due 08/01/49 (Å)(Ê)		960	960
Trust			San Diego Tobacco Settlement Revenue
Series 2006-C26 Class AM			Funding Corp. Revenue Bonds
6.211% due 06/15/45	865	866	7.125% due 06/01/32		220	256
Series 2007-C33 Class A4			State of California General Obligation
6.147% due 02/15/51	318	328	Unlimited
Washington Mutual Mortgage Pass-			6.650% due 03/01/22		425	517
Through Certificates Trust			7.300% due 10/01/39		380	565
Series 2003-AR9 Class 1A7			7.350% due 11/01/39		77	115
2.409% due 09/25/33 (Ê)	35	36	State of Illinois General Obligation
			Unlimited
Series 2003-AR10 Class A7			5.877% due 03/01/19		335	363
2.420% due 10/25/33 (Ê)	321	326
			5.100% due 06/01/33		633	612
Series 2004-AR1 Class A
2.771% due 03/25/34 (Ê)	1,433	1,434	University of California Revenue Bonds
			4.767% due 05/15/15		255	255
Series 2005-AR13 Class A1A1
0.511% due 10/25/45 (Ê)	1,276	1,176				9,708
Wells Fargo Commercial Mortgage Trust			Non-US Bonds - 0.2%
Series 2015-NXS3 Class A4			Queensland Treasury Corp.
3.617% due 09/15/57	19	20	Series 21
Series 2015-SG1 Class A4			5.500% due 06/21/21	AUD	2,277	1,989
3.789% due 12/15/47	171	184
Wells Fargo Mortgage Backed Securities			United States Government Agencies - 9.1%
Trust			Fannie Mae
Series 2003-J Class 1A9			2.000% due 09/26/17		350	352
2.612% due 10/25/33 (Ê)	863	861	0.447% due 10/05/17 (Ê)		2,495	2,491
Series 2004-CC Class A1			1.125% due 12/14/18		335	336
2.838% due 01/25/35 (Ê)	96	96	1.000% due 02/26/19		165	165
Series 2005-AR10 Class 2A4			1.625% due 01/21/20		100	102
2.652% due 06/25/35 (Ê)	41	41	1.600% due 12/24/20		1,205	1,204
Series 2006-2 Class 2A3			1.875% due 12/28/20		125	128
5.500% due 03/25/36	122	121	1.375% due 02/26/21		175	175
Series 2006-AR2 Class 2A1			2.625% due 09/06/24		474	499
2.841% due 03/25/36	160	156	2.125% due 04/24/26		20	20
Series 2006-AR8 Class 1A3			7.125% due 01/15/30		100	153
2.737% due 04/25/36 (Ê)	665	656	7.250% due 05/15/30		230	355
WFRBS Commercial Mortgage Trust			6.625% due 11/15/30		100	148
Series 2012-C7 Class A2			Federal Home Loan Banks
3.431% due 06/15/45	1,630	1,737	3.150% due 06/28/17		1,315	1,320
Series 2014-C19 Class A3			2.875% due 09/11/20		875	930
3.660% due 03/15/47	480	510	1.375% due 02/18/21		270	270
Series 2014-C21 Class XA			Federal Home Loan Mortgage Corp.
			1.125% due 04/15/19		250	251

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 379

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series GMTN			1.500% due 10/31/19	2,100	2,133
0.750% due 04/09/18	375	374	1.125% due 12/31/19	1,000	1,002
Freddie Mac			1.375% due 02/29/20	4,998	5,045
2.375% due 01/13/22	837	875	1.125% due 03/31/20	4,200	4,200
6.250% due 07/15/32	424	617	1.125% due 04/30/20	2,525	2,523
Tennessee Valley Authority			1.375% due 04/30/20	3,891	3,924
6.150% due 01/15/38	345	486	8.750% due 05/15/20	2,500	3,249
3.500% due 12/15/42	324	325	1.375% due 07/31/20	1,418	1,443
4.250% due 09/15/65	387	403	1.375% due 09/30/20	9,488	9,547
United States Treasury Notes			2.000% due 09/30/20	200	207
1.000% due 12/31/17	260	261	1.375% due 10/31/20	4,774	4,802
0.875% due 03/31/18	1,955	1,959	1.750% due 10/31/20	500	511
0.750% due 04/15/18	1,500	1,499	3.625% due 02/15/21	1,000	1,109
0.875% due 10/15/18	2,792	2,794	2.250% due 03/31/21	500	523
1.250% due 12/15/18	120	121	8.125% due 05/15/21	300	400
0.875% due 04/15/19	5,616	5,608	2.125% due 06/30/21	750	780
1.625% due 11/30/20	192	195	2.125% due 08/15/21	4,760	4,947
1.375% due 01/31/21	5,402	5,428	2.000% due 08/31/21	250	258
1.125% due 02/28/21	1,663	1,652	2.000% due 10/31/21	880	908
1.250% due 03/31/21	19,476	19,446	8.000% due 11/15/21	1,250	1,692
1.375% due 04/30/21	4,215	4,234	1.500% due 01/31/22	1,150	1,154
1.750% due 04/30/22	1,150	1,168	1.750% due 02/28/22	2,590	2,632
1.500% due 02/28/23	1,281	1,274	1.875% due 05/31/22	3,000	3,067
1.500% due 03/31/23	6,183	6,143	1.625% due 11/15/22	1,550	1,557
1.625% due 02/15/26 (§)	33,037	32,464	1.750% due 05/15/23	1,430	1,445
2.500% due 02/15/46	10,455	10,103	6.250% due 08/15/23	480	634
		106,328	2.750% due 02/15/24	335	362
United States Government Treasuries - 11.9%			2.500% due 05/15/24	600	636
United States Treasury Inflation Indexed			2.250% due 11/15/24	1,350	1,404
Bonds			2.000% due 02/15/25	500	509
0.125% due 07/15/24	1,942	1,958	2.250% due 11/15/25	830	862
0.250% due 01/15/25	1,416	1,434	5.500% due 08/15/28	245	339
0.375% due 07/15/25	305	313	5.250% due 02/15/29	155	212
0.625% due 02/15/43	928	876	6.125% due 08/15/29	600	887
1.375% due 02/15/44	2,711	3,046	5.375% due 02/15/31	900	1,281
United States Treasury Notes			4.500% due 02/15/36	750	1,020
2.375% due 07/31/17	250	255	4.750% due 02/15/37	3,310	4,643
0.625% due 08/31/17	750	749	4.500% due 05/15/38	150	204
1.875% due 08/31/17	805	818	4.375% due 05/15/40	1,980	2,646
1.875% due 09/30/17	430	437	3.875% due 08/15/40	1,065	1,325
0.875% due 11/15/17	2,500	2,506	3.125% due 02/15/42	1,850	2,040
0.625% due 11/30/17	500	499	2.750% due 08/15/42	1,630	1,671
1.000% due 12/15/17	1,250	1,255	2.750% due 11/15/42	2,300	2,353
0.750% due 12/31/17	1,700	1,700	3.125% due 02/15/43	985	1,082
0.875% due 01/31/18	1,100	1,102	2.875% due 05/15/43	1,755	1,836
0.750% due 02/28/18	3,380	3,380	3.750% due 11/15/43	1,375	1,693
0.750% due 03/31/18	750	750	2.500% due 02/15/45	1,080	1,043
0.625% due 04/30/18	3,000	2,990	3.000% due 05/15/45	1,141	1,221
2.625% due 04/30/18	1,200	1,244	2.875% due 08/15/45	4,797	5,005
1.375% due 06/30/18	250	253	3.000% due 11/15/45	7,015	7,507
1.500% due 08/31/18	250	254			138,795
2.750% due 02/15/19	250	263	Total Long-Term Investments
1.375% due 02/28/19	3,000	3,040
1.500% due 02/28/19	2,500	2,542	(cost $1,075,124)		1,091,112
1.500% due 03/31/19	1,250	1,271
3.125% due 05/15/19	300	320	Preferred Stocks - 0.2%
1.000% due 06/30/19	700	701	Financial Services - 0.0%
1.625% due 06/30/19	500	510
3.625% due 08/15/19	365	396	State Street Corp.	23,000	604
8.125% due 08/15/19	2,000	2,460	Technology - 0.2%

See accompanying notes which are an integral part of the financial statements.

380 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Verizon Communications, Inc.	68,700	1,873	9.000% due 11/01/16	—		1
			9.000% due 12/01/16	—		—
Total Preferred Stocks			4.000% due 04/01/17	1,565		1,691
(cost $2,302)		2,477
			8.000% due 04/01/17	—		—
			General Electric Co.
Short-Term Investments - 14.1%			0.788% due 02/15/17 (Ê)	800		799
Anheuser-Busch InBev Finance, Inc.			General Mills, Inc.
0.824% due 01/27/17 (Ê)	800	800	5.700% due 02/15/17	250		259
Anheuser-Busch InBev Worldwide, Inc.			Honda Auto Receivables Owner Trust
1.333% due 12/09/16 (Þ)(~)	425	423	Series 2013-2 Class A3
AT&T, Inc.			0.530% due 02/16/17	35		35
2.950% due 05/15/16	665	666	Intesa Sanpaolo SpA
Bank of America Corp.			2.375% due 01/13/17	826		830
Series 1			Johnson & Johnson
3.750% due 07/12/16	1,000	1,005	0.706% due 11/28/16 (Ê)	1,550		1,551
Bank of Nova Scotia			JPMorgan Chase Bank NA
Series YCD			Series BKNT
1.038% due 04/25/17 (Ê)(~)	1,700	1,697	5.875% due 06/13/16	85		85
Bear Stearns Cos. LLC (The)			Kellogg Co.
5.550% due 01/22/17	890	916	1.875% due 11/17/16	1,000		1,006
BNP Paribas SA			Metropolitan Life Global Funding I
1.375% due 03/17/17	890	891	1.300% due 04/10/17 (Þ)	337		337
Caisse Centrale Desjardins			Morgan Stanley
1.030% due 03/27/17 (Ê)(Þ)	1,930	1,928	1.083% due 10/18/16 (Ê)	545		546
Coca-Cola Enterprises, Inc.			5.550% due 04/27/17	410		427
2.000% due 08/19/16	500	501	Series GMTN
Continental Airlines Pass-Through Trust			5.450% due 01/09/17	600		617
Series 09-1			Nomura Holdings, Inc.
9.000% due 07/08/16	325	332	2.000% due 09/13/16	825		828
European Investment Bank			Ontario Teachers' Finance Trust
0.875% due 04/18/17	835	836	1.017% due 12/02/16 (Þ)(~)	750		746
Exxon Mobil Corp.			Private Export Funding Corp.
0.674% due 03/15/17 (Ê)	1,750	1,749	1.000% due 06/20/16 (ç)(Þ)(~)	250		250
Fannie Mae			Procter & Gamble Co. (The)
5.500% due 01/01/17	6	7	0.717% due 11/04/16 (Ê)	1,500		1,501
7.500% due 03/01/17	—	—	Rib Floater Trust Various States Revenue
Federal Home Loan Mortgage Corp.			Bonds
Multifamily Structured Pass-Through			0.550% due 11/25/17 (µ)(Å)(Ê)	1,600		1,600
Certificates			Rio Tinto Finance USA PLC
Series 2012-K501 Class X1A
Interest Only STRIP			1.375% due 06/17/16	620		620
1.665% due 08/25/16	11,500	9	Royal Bank of Canada NY
			Series YCD
Ford Motor Credit Co. LLC
			0.806% due 11/04/16 (Ê)(~)	300		300
1.700% due 05/09/16	1,000	1,000	Russell U.S. Cash Management Fund	81,984,304	(8)	81,984
1.461% due 03/27/17	1,442	1,443	Samsung Electronics America, Inc.
Freddie Mac			1.750% due 04/10/17 (Þ)	765		767
9.000% due 05/01/16	—	—	Shell International Finance BV
9.000% due 06/01/16	—	—	0.828% due 11/15/16 (Ê)	1,825		1,826
9.000% due 08/01/16	—	—	Standard Chartered PLC
2.000% due 08/25/16	1,275	1,281	Series REGS
9.000% due 10/01/16	1	1	3.200% due 05/12/16	300		300
			Total Capital International SA

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 381

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.707% due 08/12/16	885	886
Toyota Motor Credit Corp.
0.725% due 09/23/16 (Ê)	65	65
United States Treasury Bills
0.160% due 05/12/16 (ç)(~)	16,965	16,964
0.229% due 07/21/16 (§)(~)	115	115
0.326% due 10/06/16	3,960	3,954
0.329% due 10/06/16	1,835	1,832
0.334% due 10/06/16	1,820	1,817
0.343% due 10/06/16	5,830	5,822
0.357% due 10/06/16	1,480	1,478
0.368% due 10/13/16 (~)	3,265	3,260
United States Treasury Inflation Indexed
Bonds
2.500% due 07/15/16	1,303	1,321
United States Treasury Notes
0.625% due 12/31/16	4,000	4,003
0.500% due 02/28/17	4,000	3,998
Vereit Operating Partnership, LP
2.000% due 02/06/17	750	749
Verizon Communications, Inc.
Series FRN
2.164% due 09/15/16 (Ê)	1,090	1,095
Walgreens Boots Alliance, Inc.
1.068% due 05/18/16 (Ê)	1,300	1,300
Wells Fargo Bank NA
Series CD
1.028% due 04/13/17 (Ê)(~)	750	750
Westpac Banking Corp.
1.059% due 11/25/16 (Ê)	500	501
Total Short-Term Investments
(cost $164,199)		164,301
Total Investments 107.7%
(identified cost $1,241,625)		1,257,890
Other Assets and Liabilities,
Net - (7.7%)		(90,382)
Net Assets - 100.0%		1,167,508

See accompanying notes which are an integral part of the financial statements.

382 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition			Amount ($)	Unit	(000)	(000)
Securities	Date			or shares	$	$	$
1.1%
AIA Group, Ltd.	04/15/16		207,000		100.91	209	208
Banc of America Merrill Lynch Commercial Mortgage Securities Trust	04/13/16		230,000		107.32	247	247
CCRESG Commercial Mortgage Trust	04/19/16		1,095,000		103.00	1,128	1,126
CPS Auto Receivables Trust	04/14/16		511,000		100.00	511	511
Credit Agricole SA	04/20/16		982,000		99.54	978	983
Credit Suisse Group Funding Guernsey, Ltd.	04/13/16		2,620,000		100.12	2,624	2,661
DTE Energy Co.	04/18/16		655,000		104.19	682	679
Flagship Credit Auto Trust	04/25/16		280,000		100.00	280	280
Fosse Master Issuer PLC	03/17/15		543,000		100.00	543	541
FREMF Mortgage Trust	04/11/16		835,000		103.11	861	859
JPMorgan Chase Commercial Mortgage Securities Trust	04/27/16		268,424		99.15	266	266
Magnetite XI, Ltd.	04/15/15		600,000		100.06	600	599
New York Life Global Funding	04/06/16		500,000		99.85	499	502
NYMT Residential	04/04/16		149,819		99.49	149	149
Puttable Floating Option Taxable Notes General Obligation Unlimited	04/05/16		960,000		100.00	960	960
RBSCF Trust	04/28/14		605,000		100.62	609	604
Rib Floater Trust Various States Revenue Bonds	04/04/16		1,600,000		100.00	1,600	1,600
Silverstone Master Issuer PLC	02/13/15		587,000		100.00	587	581
							13,356
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures		106	USD	23,174	06/16		19
United States 5 Year Treasury Note Futures		206	USD	24,908	06/16		(50)
United States 10 Year Treasury Note Futures		169	USD	21,981	06/16		(121)
United States Long Bond Futures		31	USD	5,063	06/16		(38)
United States Ultra Bond Futures		24	USD	4,112	06/16		(108)
Short Positions
United States 5 Year Treasury Note Futures		66	USD	7,980	06/16		34
United States Long Bond Futures		2	USD	327	06/16		6
United States Ultra Bond Futures		91	USD	15,592	06/16		395
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							137

Options Written
Transactions in options written contracts for the period ended April 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1	$159
Closed	(1)	(159)
Outstanding April 30, 2016	—	$—

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 383

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4	BRL	15	05/20/16	—
Bank of America	USD	227	BRL	861	05/20/16	22
Bank of America	USD	1,050	BRL	4,402	05/20/16	221
Bank of America	USD	1	CZK	26	05/20/16	—
Bank of America	USD	29	CZK	685	05/20/16	—
Bank of America	USD	2,201	CZK	53,279	05/20/16	56
Bank of America	USD	3,891	GBP	2,700	05/11/16	54
Bank of America	USD	7	HUF	1,976	05/20/16	—
Bank of America	USD	35	IDR	463,564	05/20/16	—
Bank of America	USD	88	IDR	1,169,296	05/20/16	1
Bank of America	USD	1,084	IDR	14,924,657	05/20/16	45
Bank of America	USD	2,191	KRW	2,680,796	05/20/16	147
Bank of America	USD	61	MYR	255	05/20/16	4
Bank of America	USD	66	MYR	259	05/20/16	—
Bank of America	USD	60	PHP	2,820	05/20/16	—
Bank of America	USD	29	PLN	109	05/20/16	—
Bank of America	USD	86	PLN	339	05/20/16	3
Bank of America	USD	2,103	PLN	8,338	05/20/16	81
Bank of America	USD	1,092	RUB	87,144	05/20/16	249
Bank of America	USD	24	SGD	32	05/20/16	—
Bank of America	USD	2,195	SGD	3,092	05/20/16	104
Bank of America	USD	17	TRY	48	05/20/16	—
Bank of America	USD	34	TRY	97	05/20/16	1
Bank of America	USD	67	TRY	203	05/20/16	6
Bank of America	USD	133	TRY	407	05/20/16	12
Bank of America	USD	996	TRY	3,038	05/20/16	85
Bank of America	USD	1,991	TRY	6,076	05/20/16	170
Bank of America	USD	26	TWD	841	05/20/16	—
Bank of America	USD	1,095	ZAR	17,550	05/20/16	134
Bank of America	AUD	2,643	USD	2,007	05/31/16	—
Bank of America	BRL	30	USD	8	05/20/16	—
Bank of America	BRL	430	USD	114	05/20/16	(11)
Bank of America	BRL	8,804	USD	2,104	05/20/16	(442)
Bank of America	CZK	53	USD	2	05/20/16	—
Bank of America	CZK	342	USD	14	05/20/16	—
Bank of America	CZK	26,640	USD	1,100	05/20/16	(28)
Bank of America	GBP	2,700	USD	3,797	05/11/16	(150)
Bank of America	HKD	210	USD	27	05/20/16	—
Bank of America	HKD	8,618	USD	1,106	05/20/16	(5)
Bank of America	HUF	4,708	USD	17	05/20/16	—
Bank of America	HUF	307,334	USD	1,099	05/20/16	(29)
Bank of America	IDR	584,648	USD	44	05/20/16	—
Bank of America	IDR	927,129	USD	70	05/20/16	—
Bank of America	IDR	29,849,313	USD	2,168	05/20/16	(90)
Bank of America	KRW	40,372	USD	35	05/20/16	—
Bank of America	KRW	62,510	USD	52	05/20/16	(2)
Bank of America	MYR	9,227	USD	2,184	05/20/16	(170)
Bank of America	PHP	1,386	USD	30	05/20/16	1
Bank of America	PHP	105,103	USD	2,190	05/20/16	(42)
Bank of America	PLN	55	USD	14	05/20/16	—
Bank of America	PLN	170	USD	43	05/20/16	(2)
Bank of America	PLN	4,169	USD	1,052	05/20/16	(40)
Bank of America	RUB	3,101	USD	46	05/20/16	(2)
Bank of America	RUB	10,292	USD	142	05/20/16	(16)
Bank of America	TWD	346	USD	11	05/20/16	—
Bank of America	TWD	36,844	USD	1,104	05/20/16	(37)

See accompanying notes which are an integral part of the financial statements.

384 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Bank of America		ZAR	325	USD	22	05/20/16	(1)
Royal Bank of Canada		USD	3,763	EUR	3,323	05/20/16	44
Royal Bank of Canada		USD	7,556	JPY	819,483	05/20/16	149
Royal Bank of Canada		CHF	1,809	USD	1,877	05/20/16	(11)
Royal Bank of Canada		CHF	3,618	USD	3,753	05/20/16	(22)
Royal Bank of Canada		SEK	15,260	USD	1,880	05/20/16	(21)
Standard Chartered		USD	1,892	AUD	2,454	05/20/16	(27)
Standard Chartered		USD	7,567	AUD	9,816	05/20/16	(109)
Standard Chartered		USD	3,715	CAD	4,790	05/20/16	102
Standard Chartered		USD	1,873	NOK	15,424	05/20/16	43
Standard Chartered		CAD	9,579	USD	7,430	05/20/16	(204)
Standard Chartered		NOK	30,849	USD	3,746	05/20/16	(85)
Standard Chartered		NOK	61,697	USD	7,492	05/20/16	(170)
State Street		USD	—	CZK	10	05/20/16	—
State Street		USD	13	HKD	104	05/20/16	—
State Street		USD	—	HUF	138	05/20/16	—
State Street		USD	1,882	NZD	2,714	05/20/16	11
State Street		USD	3,764	NZD	5,429	05/20/16	23
State Street		USD	7,526	NZD	10,855	05/20/16	46
State Street		USD	30	PLN	115	05/20/16	—
State Street		CZK	20	USD	1	05/20/16	—
State Street		DKK	12,366	USD	1,881	05/20/16	(22)
State Street		DKK	24,733	USD	3,763	05/20/16	(44)
State Street		GBP	5,278	USD	7,492	05/20/16	(220)
State Street		PLN	231	USD	60	05/20/16	(1)
State Street		SGD	81	USD	59	05/20/16	(2)
State Street		TRY	88	USD	30	05/20/16	(1)
State Street		TRY	175	USD	59	05/20/16	(3)
State Street		ZAR	832	USD	52	05/20/16	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(202)

Total Return Swap Contracts (*)
Amounts in thousands
				Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty			Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	12,411	06/30/16	(5)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	13,369	09/30/16	(2)
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays			USD	10,284	09/30/16	(3)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)							(10)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 month LIBOR rate plus a fee of 0.23%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Citigroup	USD	1,390	Three Month LIBOR	2.714%	08/15/42	(175)
Citigroup	USD	1,060	Three Month LIBOR	3.676%	11/15/43	(367)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(542)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 385

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
						Termination	Fair Value
Counterparty	Notional Amount	Fund Receives		Fund Pays		Date	$
Credit Default Swap Contracts

Amounts in thousands
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX High Yield Index	Goldman Sachs		USD	12,000	1.000%	06/20/21	139
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $131 (å)							139

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$84,584	$511	$85,095	7.3
Corporate Bonds and Notes	—	305,891	492	306,383	26.2
International Debt	—	62,978	649	63,627	5.5
Loan Agreements	—	521	—	521	—*
Mortgage-Backed Securities	—	376,978	1,688	378,666	32.4
Municipal Bonds	—	9,708	—	9,708	0.8
Non-US Bonds	—	1,989	—	1,989	0.2
United States Government Agencies	—	106,328	—	106,328	9.1
United States Government Treasuries	—	138,795	—	138,795	11.9
Preferred Stocks	2,477	—	—	2,477	0.2
Short-Term Investments(a)	—	82,317	—	164,301	14.1
Total Investments	2,477	1,170,089	3,340	1,257,890	107.7
Other Assets and Liabilities, Net					(7.7)
					100.0
Other Financial Instruments
Futures Contracts	137	—	—	137	—*
Foreign Currency Exchange Contracts	—	(202)	—	(202)	(—)*
Total Return Swap Contracts	—	(10)	—	(10)	(—)*
Interest Rate Swap Contracts	—	(542)	—	(542)	(—)*
Credit Default Swap Contracts	—	139	—	139	—*
Total Other Financial Instruments**	$137	$(616)	$—	$(479)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the financial statements.

386 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary	Level 1	Level 2		Level 3	Total	% of Net Assets

(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the
Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended April 30, 2016 were less than 1% of net assets. .

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 387

Russell Investment Company
Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
		Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$1,814	$—
Variation margin on futures contracts*		—	—	454
Credit default swap contracts, at fair value		139	—	—
Total		$139	$1,814	$454

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$—	$—	$317
Unrealized depreciation on foreign currency exchange contracts		—	2,016	—
Total return swap contracts, at fair value		—	—	10
Interest rate swap contracts, at fair value		—	—	542
Total		$—	$2,016	$869
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$—	$1,842
Options written	48	—	—	—
Total return swap contracts	—	—	—	1,568
Interest rate swap contracts	—	—	—	(272)
Credit default swap contracts	—	77	—	—
Foreign currency-related transactions**	—	—	1,742	—
Total	$48	$77	$1,742	$3,138

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts	$—	$—	$—	$120
Options written	(112)	—	—	—
Total return swap contracts	—	—	—	16
Interest rate swap contracts	—	—	—	(95)
Credit default swap contracts	—	8	—	—
Foreign currency-related transactions***	—	—	(1,202)	—
Total	$(112)	$8	$(1,202)	$41

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

388 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,814	$—	$1,814
Futures Contracts	Variation margin on futures contracts	72	—	72
Credit Default Swap Contracts	Credit default swap contracts, at fair value	139	—	139
Total Financial and Derivative Assets		2,025	—	2,025
Financial and Derivative Assets not subject to a netting agreement		(210)	—	(210)
Total Financial and Derivative Assets subject to a netting agreement		$1,815	$—	$1,815

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,396	$971	$—	$425
Royal Bank of Canada	193	54	—	139
Standard Chartered	145	145	—	—
State Street	81	81	—	—
Total	$1,815	$1,251	$—	$564

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 389

Russell Investment Company
Russell Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$91	$—	$91
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,016	—	2,016
Total Return Swap Contracts	Total return swap contracts, at fair value	10	—	10
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	542	—	542
Total Financial and Derivative Liabilities		2,659	—	2,659
Financial and Derivative Liabilities not subject to a netting agreement		(458)	—	(458)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,201	$—	$2,201

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,066	$971	$—	$95
Barclays	10	—	—	10
Citigroup	174	—	—	174
Royal Bank of Canada	54	54	—	—
Standard Chartered	597	145	—	452
State Street	300	81	—	219
Total	$2,201	$1,251	$—	$950

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

390 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,241,625
Investments, at fair value(>)	1,257,890
Cash (restricted)(a)(b)	2,280
Unrealized appreciation on foreign currency exchange contracts	1,814
Receivables:
Dividends and interest	6,204
Dividends from affiliated Russell funds	37
Investments sold	63,385
Fund shares sold	2,530
Investments matured(<)	495
Variation margin on futures contracts	72
Prepaid expenses	17
Credit default swap contracts, at fair value(+)	139
Total assets	1,334,863
Liabilities
Payables:
Due to custodian	413
Due to broker (c)	152
Investments purchased	162,739
Fund shares redeemed	792
Accrued fees to affiliates	456
Other accrued expenses	144
Variation margin on futures contracts	91
Unrealized depreciation on foreign currency exchange contracts	2,016
Total return swap contracts, at fair value(8)	10
Interest rate swap contracts, at fair value(•)	542
Total liabilities	167,355
Net Assets	$1,167,508

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 391

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,448
Accumulated net realized gain (loss)	5,945
Unrealized appreciation (depreciation) on:
Investments	16,265
Futures contracts	137
Total return swap contracts	(10)
Interest rate swap contracts	(542)
Credit default swap contracts	8
Investments matured	(1,176)
Foreign currency-related transactions	(201)
Shares of beneficial interest	529
Additional paid-in capital	1,144,105
Net Assets	$1,167,508
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$22.11
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$22.97
Class A — Net assets	$11,446,969
Class A — Shares outstanding ($.01 par value)	517,765
Net asset value per share: Class C(#)	$21.92
Class C — Net assets	$18,159,672
Class C — Shares outstanding ($.01 par value)	828,419
Net asset value per share: Class E(#)	$22.09
Class E — Net assets	$23,143,636
Class E — Shares outstanding ($.01 par value)	1,047,571
Net asset value per share: Class I(#)	$22.10
Class I — Net assets	$278,167,537
Class I — Shares outstanding ($.01 par value)	12,586,235
Net asset value per share: Class R6(#)	$22.16
Class R6 — Net assets	$101,458
Class R6 — Shares outstanding ($.01 par value)	4,579
Net asset value per share: Class S(#)	$22.08
Class S — Net assets	$673,434,559
Class S — Shares outstanding ($.01 par value)	30,500,334
Net asset value per share: Class Y(#)	$22.12
Class Y — Net assets	$163,054,524
Class Y — Shares outstanding ($.01 par value)	7,371,466
Amounts in thousands
(<) Investments matured - cost	$1,671
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$81,984
(+) Credit default swap contracts - premiums paid (received)	$131
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$1,526
(b) Cash Collateral for Swaps	$754
(c) Due to Broker for Swaps	$152
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

392 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$55
Dividends from affiliated Russell funds	219
Interest	14,020
Total investment income	14,294
Expenses
Advisory fees	1,490
Administrative fees	287
Custodian fees	172
Distribution fees - Class A	11
Distribution fees - Class C	67
Transfer agent fees - Class A	9
Transfer agent fees - Class C	18
Transfer agent fees - Class E	23
Transfer agent fees - Class I	166
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	683
Transfer agent fees - Class Y	4
Professional fees	68
Registration fees	54
Shareholder servicing fees - Class C	22
Shareholder servicing fees - Class E	29
Trustees’ fees	18
Printing fees	46
Miscellaneous	21
Expenses before reductions	3,188
Expense reductions	—**
Net expenses	3,188
Net investment income (loss)	11,106
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,381
Futures contracts	1,842
Options written	48
Total return swap contracts	1,568
Interest rate swap contracts	(272)
Credit default swap contracts	77
Foreign currency-related transactions	1,750
Net realized gain (loss)	7,394
Net change in unrealized appreciation (depreciation) on:
Investments	14,327
Futures contracts	120
Options written	(112)
Total return swap contracts	16
Interest rate swap contracts	(95)
Credit default swap contracts	8
Investment matured	104
Foreign currency-related transactions	(1,201)
Net change in unrealized appreciation (depreciation)	13,167
Net realized and unrealized gain (loss)	20,561
Net Increase (Decrease) in Net Assets from Operations	$31,667

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 393

Russell Investment Company
Russell Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands

**      Less than $500.

See accompanying notes which are an integral part of the financial statements.

394 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,106	$21,591
Net realized gain (loss)	7,394	27,089
Net change in unrealized appreciation (depreciation)	13,167	(17,099)
Net increase (decrease) in net assets from operations	31,667	31,581
Distributions
From net investment income
Class A	(88)	(91)
Class C	(110)	(84)
Class E	(234)	(306)
Class I	(3,179)	(3,949)
Class R6	(—)**	—
Class S	(7,685)	(10,020)
Class Y	(2,289)	(4,203)
From net realized gain
Class A	(181)	(149)
Class C	(355)	(392)
Class E	(486)	(648)
Class I	(5,624)	(5,533)
Class S	(14,125)	(15,849)
Class Y	(4,105)	(6,747)
Net decrease in net assets from distributions	(38,461)	(47,971)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(86,420)	(296,345)
Total Net Increase (Decrease) in Net Assets	(93,214)	(312,735)
Net Assets
Beginning of period	1,260,722	1,573,457
End of period	$1,167,508	$1,260,722
Undistributed (overdistributed) net investment income included in net assets	$2,448	$4,927
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 395

Russell Investment Company
Russell Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	135	$2,968	115	$2,576
Proceeds from reinvestment of distributions	12	255	11	233
Payments for shares redeemed	(44)	(953)	(69)	(1,531)
Net increase (decrease)	103	2,270	57	1,278
Class C
Proceeds from shares sold	98	2,124	86	1,902
Proceeds from reinvestment of distributions	21	456	21	472
Payments for shares redeemed	(102)	(2,224)	(235)	(5,216)
Net increase (decrease)	17	356	(128)	(2,842)
Class E
Proceeds from shares sold	42	910	126	2,816
Proceeds from reinvestment of distributions	31	681	40	877
Payments for shares redeemed	(126)	(2,752)	(596)	(13,251)
Net increase (decrease)	(53)	(1,161)	(430)	(9,558)
Class I
Proceeds from shares sold	1,077	23,582	2,254	50,450
Proceeds from reinvestment of distributions	398	8,602	418	9,276
Payments for shares redeemed	(1,490)	(32,581)	(3,328)	(74,386)
Net increase (decrease)	(15)	(397)	(656)	(14,660)
Class R6(1)
Proceeds from shares sold	5	100	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	5	100	—	—
Class S
Proceeds from shares sold	3,067	67,029	6,501	144,894
Proceeds from reinvestment of distributions	1,004	21,666	1,159	25,712
Payments for shares redeemed	(5,938)	(129,652)	(13,033)	(290,280)
Net increase (decrease)	(1,867)	(40,957)	(5,373)	(119,674)
Class Y
Proceeds from shares sold	402	8,723	1,019	22,828
Proceeds from reinvestment of distributions	296	6,394	493	10,950
Payments for shares redeemed	(2,834)	(61,748)	(8,230)	(184,667)
Net increase (decrease)	(2,136)	(46,631)	(6,718)	(150,889)
Total increase (decrease)	(3,946)	$(86,420)	(13,248)	$(296,345)

(1) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

396 Russell Investment Grade Bond Fund

(This page intentionally left blank)

Russell Investment Company
Russell Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	22.21	.17	.39	.56	(.21)	(.45)
October 31, 2015	22.48	.28	.10	.38	(.23)	(.42)
October 31, 2014	21.91	.28	.53	.81	(.24)	—
October 31, 2013	23.15	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)
October 31, 2011	22.85	.47	.21	.68	(.53)	(.69)

Class C
April 30, 2016*	22.03	.09	.38	.47	(.13)	(.45)
October 31, 2015	22.33	.11	.11	.22	(.10)	(.42)
October 31, 2014	21.77	.12	.52	.64	(.08)	—
October 31, 2013	23.03	.09	(.59)	(.50)	(.06)	(.70)
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)
October 31, 2011	22.74	.32	.19	.51	(.36)	(.69)

Class E
April 30, 2016*	22.20	.17	.38	.55	(.21)	(.45)
October 31, 2015	22.46	.27	.12	.39	(.23)	(.42)
October 31, 2014	21.89	.28	.53	.81	(.24)	—
October 31, 2013	23.13	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)
October 31, 2011	22.82	.51	.18	.69	(.54)	(.69)

Class I
April 30, 2016*	22.21	.21	.38	.59	(.25)	(.45)
October 31, 2015	22.47	.35	.12	.47	(.31)	(.42)
October 31, 2014	21.90	.36	.52	.88	(.31)	—
October 31, 2013	23.14	.33	(.59)	(.26)	(.28)	(.70)
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)
October 31, 2011	22.83	.56	.19	.75	(.60)	(.69)

Class R6
April 30, 2016(8)	21.86	.08	.24	.32	(.02)	—

Class S
April 30, 2016*	22.19	.21	.38	.59	(.24)	(.45)
October 31, 2015	22.45	.33	.12	.45	(.29)	(.42)
October 31, 2014	21.88	.34	.52	.86	(.29)	—
October 31, 2013	23.12	.31	(.58)	(.27)	(.27)	(.70)
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)
October 31, 2011	22.81	.54	.19	.73	(.58)	(.69)

Class Y
April 30, 2016*	22.22	.23	.38	.61	(.26)	(.45)
October 31, 2015	22.49	.37	.11	.48	(.33)	(.42)
October 31, 2014	21.91	.38	.54	.92	(.34)	—
October 31, 2013	23.15	.35	(.58)	(.23)	(.31)	(.70)
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)
October 31, 2011	22.84	.59	.18	.77	(.62)	(.69)

See accompanying notes which are an integral part of the financial statements.

398 Russell Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.66)	22.11	2.63	11,447.81		.81	1.60	93
(.65)	22.21	1.73	9,210.80		.80	1.25	187
(.24)	22.48	3.70	8,036.81		.81	1.27	178
(.91)	21.91	(1.48)	10,114.79		.79	1.15	136
(.62)	23.15	6.68	11,983.79		.79	1.59	159
(1.22)	22.31	3.27	3,966.80		.80	2.14	187
(.58)	21.92	2.22	18,160	1.56	1.56	.83	93
(.52)	22.03	.99	17,869	1.55	1.55	.49	187
(.08)	22.33	2.94	20,978	1.56	1.56	.54	178
(.76)	21.77	(2.23)	25,285	1.54	1.54	.39	136
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159
(1.05)	22.20	2.42	32,369	1.55	1.55	1.48	187
(.66)	22.09	2.58	23,144.81		.81	1.58	93
(.65)	22.20	1.77	24,430.80		.80	1.23	187
(.24)	22.46	3.71	34,378.81		.81	1.28	178
(.91)	21.89	(1.46)	41,621.79		.78	1.15	136
(.63)	23.13	6.76	43,762.79		.74	1.74	159
(1.23)	22.28	3.31	45,365.80		.72	2.32	187
(.70)	22.10	2.75	278,167.48		.48	1.90	93
(.73)	22.21	2.11	279,818.47		.47	1.57	187
(.31)	22.47	4.05	297,900.48		.48	1.62	178
(.98)	21.90	(1.15)	339,903.46		.46	1.47	136
(.69)	23.14	7.05	410,807.46		.46	2.01	159
(1.29)	22.29	3.57	380,063.47		.47	2.57	187
(.02)	22.16	1.47	101.42		.40	2.18	93
(.69)	22.08	2.71	673,435.56		.56	1.84	93
(.71)	22.19	2.03	718,081.55		.55	1.49	187
(.29)	22.45	3.97	847,289.56		.56	1.54	178
(.97)	21.88	(1.23)	817,400.54		.54	1.38	136
(.67)	23.12	6.93	805,089.54		.54	1.92	159
(1.27)	22.27	3.50	657,013.55		.55	2.44	187
(.71)	22.12	2.86	163,054.36		.36	2.03	93
(.75)	22.22	2.18	211,314.35		.35	1.67	187
(.34)	22.49	4.21	364,876.36		.36	1.71	178
(1.01)	21.91	(.99)	608,499.34		.34	1.59	136
(.71)	23.15	7.15	609,301.36		.36	2.11	159
(1.31)	22.30	3.67	600,991.37		.37	2.66	187

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund 399

Russell Investment Company
Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,009.50	$1,020.79
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.10	$4.12
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,005.50	$1,017.06
	Expenses Paid During Period*	$7.83	$7.87
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.57%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,008.90	$1,020.79
of other funds.	Expenses Paid During Period*	$4.10	$4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

400 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,012.80	$1,022.23
Expenses Paid During Period*	$0.89	$2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.53% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,010.70	$1,022.03
Expenses Paid During Period*	$2.85	$2.87

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,011.10	$1,022.43
Expenses Paid During Period*	$2.45	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Short Duration Bond Fund 401

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 91.5%			Series 2015-D Class A2
Asset-Backed Securities - 8.3%			3.200% due 01/25/40 (Þ)	1,706	1,710
Ally Auto Receivables Trust			Drive Auto Receivables Trust
Series 2014-2 Class A2			Series 2015-DA Class A2B
0.680% due 07/17/17	147	147	1.066% due 06/15/18 (Ê)(Þ)	691	691
Series 2016-2 Class A2			Education Loan Asset-Backed Trust I
1.170% due 10/15/18	1,380	1,382	Series 2013-1 Class B1
AmeriCredit Automobile Receivables			1.439% due 11/25/33 (Ê)(Þ)	2,534	2,303
Trust			Equity One Mortgage Pass-Through Trust
Series 2013-1 Class B			Series 2003-4 Class M1
1.070% due 03/08/18	776	776	5.243% due 10/25/34	216	208
Series 2013-2 Class B			Exeter Automobile Receivables Trust
1.190% due 05/08/18	1,224	1,224	Series 2014-1A Class A
Series 2014-1 Class A3			1.290% due 05/15/18 (Þ)	36	36
0.900% due 02/08/19	478	478	Series 2014-3A Class A
Series 2015-1 Class A2A			1.320% due 01/15/19 (Þ)	1,123	1,120
0.770% due 04/09/18	298	297	Federal Home Loan Mortgage Corp.
Series 2015-2 Class A2A			Structured Pass Through Securities
0.830% due 09/10/18	1,593	1,592	Series 2000-30 Class A5
ARI Fleet Lease Trust			7.133% due 12/25/30	1,896	2,011
Series 2013-A Class A3			Ford Credit Auto Owner Trust
0.920% due 07/15/21 (Þ)	1,314	1,313	Series 2012-B Class A4
Bank of The West Auto Trust			1.000% due 09/15/17	25	25
Series 2014-1 Class A3			Series 2015-A Class A3
1.090% due 03/15/19 (Þ)	2,162	2,161	1.280% due 09/15/19	1,135	1,138
Series 2015-1 Class A3			GM Financial Automobile Leasing Trust
1.310% due 10/15/19 (Þ)	2,545	2,542	Series 2015-1 Class A2
California Republic Auto Receivables			1.100% due 12/20/17	1,234	1,234
Trust			Series 2015-3 Class A3
Series 2016-1 Class A4			1.690% due 03/20/19	1,950	1,963
2.240% due 10/15/21	835	838	Hertz Fleet Lease Funding, LP
Capital Auto Receivables Asset Trust			Series 2013-3 Class C
Series 2013-1 Class B			1.616% due 12/10/27 (Ê)(Þ)	2,240	2,242
1.290% due 04/20/18	1,665	1,664	Series 2014-1 Class C
Series 2016-1 Class A2A			1.316% due 04/10/28 (Ê)(Þ)	1,475	1,473
1.500% due 11/20/18	545	545	Honda Auto Receivables Owner Trust
CarFinance Capital Auto Trust			Series 2014-4 Class A3
Series 2014-1A Class A			0.990% due 09/17/18	2,950	2,952
1.460% due 12/17/18 (Þ)	281	281	Huntington Auto Trust
CarMax Auto Owner Trust			Series 2015-1 Class A3
Series 2016-2 Class A3			1.240% due 09/16/19	1,920	1,922
1.520% due 02/16/21	855	854	Hyundai Auto Receivables Trust
CCG Receivables Trust			Series 2015-A Class A2
Series 2014-1 Class A2			0.680% due 10/16/17	328	327
1.060% due 11/15/21 (Þ)	527	526	Series 2016-A Class A2A
Chesapeake Funding LLC			1.210% due 06/17/19	815	816
Series 2012-2A Class A			JCP&L Transition Funding LLC
0.649% due 05/07/24 (Å)(Ê)	570	569	Series 2002-A Class A4
Series 2012-2A Class C			6.160% due 06/05/19	64	66
1.749% due 05/07/24 (Å)(Ê)	2,695	2,695	John Deere Owner Trust
CPS Auto Receivables Trust			Series 2015-B Class A3
Series 2014-D Class A			1.440% due 10/15/19	1,440	1,440
1.490% due 04/15/19 (Þ)	1,601	1,594	MSCC Heloc Trust
CWABS, Inc. Asset-Backed Certificates			Series 2007-1 Class A
Trust			0.539% due 12/25/31 (Ê)	596	585
Series 2006-S10 Class A2
0.407% due 10/25/36 (Ê)	7	7	Nissan Auto Receivables Owner Trust
			Series 2014-A Class A3
Series 2007-4 Class A2			0.720% due 08/15/18	1,257	1,255
5.340% due 04/25/47	126	142
			Prestige Auto Receivables Trust
DRB Prime Student Loan Trust			Series 2014-1A Class A3

See accompanying notes which are an integral part of the financial statements.

402 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.520% due 04/15/20 (Þ)	1,300	1,300	1.500% due 03/13/18	725	730
Series 2016-1A Class A2			American International Group, Inc.
1.780% due 08/15/19 (Þ)	1,470	1,472	5.850% due 01/16/18	825	885
Renaissance Home Equity Loan Trust			American Tower Corp.
Series 2005-4 Class A3			3.300% due 02/15/21	745	768
5.565% due 02/25/36	57	56	American Tower Trust I
Santander Drive Auto Receivables Trust			Series 2013-13 Class 1A
Series 2012-5 Class C			1.551% due 03/15/18 (Þ)	1,165	1,164
2.700% due 08/15/18	2,241	2,251	Anheuser-Busch InBev Finance, Inc.
Series 2013-2 Class B			1.900% due 02/01/19	5,060	5,133
1.330% due 03/15/18	21	21	Anheuser-Busch InBev Worldwide, Inc.
Series 2014-4 Class B			1.375% due 07/15/17	1,487	1,493
1.820% due 05/15/19	1,020	1,021	7.750% due 01/15/19	735	856
Series 2015-4 Class A3			Apple, Inc.
1.580% due 09/16/19	710	710	2.250% due 02/23/21	865	884
Series 2016-1 Class A2A			Assurant, Inc.
1.410% due 07/15/19	3,510	3,516	2.500% due 03/15/18	1,025	1,026
SLM Private Education Loan Trust			AT&T, Inc.
Series 2010-A Class 2A			1.700% due 06/01/17	1,485	1,492
3.683% due 05/16/44 (Ê)(Þ)	1,895	1,943	5.500% due 02/01/18	3,262	3,493
Series 2011-A Class A1			Bank of America Corp.
1.167% due 10/15/24 (Ê)(Þ)	135	135	1.700% due 08/25/17	1,775	1,780
Series 2015-A Class A3			2.000% due 01/11/18	2,230	2,241
1.933% due 02/17/32 (Ê)(Þ)	1,995	1,925	Series GMTN
SLM Student Loan Trust			2.625% due 04/19/21	665	669
Series 2014-A Class A1			Bank of New York Mellon Corp. (The)
0.761% due 07/15/22 (Ê)(Þ)	1,171	1,168	Series G
SoFi Professional Loan Program LLC			2.200% due 05/15/19	575	586
Series 2014-B Class A2			Barrick NA Finance LLC
2.550% due 08/27/29 (Þ)	1,340	1,335	4.400% due 05/30/21	1,680	1,791
SunTrust Auto Receivables Trust			BB&T Corp.
Series 2015-1A Class A2			2.250% due 02/01/19	1,760	1,796
0.990% due 06/15/18 (Þ)	1,592	1,592	Berkshire Hathaway Finance Corp.
Tidewater Auto Receivables Trust			1.450% due 03/07/18	1,035	1,045
Series 2014-AA Class A3			BMW US Capital LLC
1.400% due 07/15/18 (Þ)	554	553	1.500% due 04/11/19 (Å)	930	932
Toyota Auto Receivables Owner Trust			Capital One Financial Corp.
Series 2015-A Class A2			2.450% due 04/24/19	1,530	1,548
0.710% due 07/17/17	354	354	Cardinal Health, Inc.
		66,496	1.950% due 06/15/18	1,065	1,076
Corporate Bonds and Notes - 19.5%			Caterpillar Financial Services Corp.
AbbVie, Inc.			Series GMTN
1.750% due 11/06/17	1,878	1,888	1.700% due 06/16/18	1,300	1,313
2.500% due 05/14/20	730	742	CCO Safari II LLC
Air Lease Corp.			4.464% due 07/23/22 (Þ)	1,080	1,148
2.125% due 01/15/18	1,095	1,081	CCO Safari III LLC
Albemarle Corp.			3.250% due 08/24/21 (Ê)	2,831	2,833
Series 5YR			Chevron Corp.
3.000% due 12/01/19	845	851	1.718% due 06/24/18	615	621
Altria Group, Inc.			1.961% due 03/03/20	440	445
4.750% due 05/05/21	794	900	Cisco Systems, Inc.
Amazon.com, Inc.			2.200% due 02/28/21	1,350	1,378
2.600% due 12/05/19	2,245	2,337	Citigroup, Inc.
American Airlines, Inc.			1.850% due 11/24/17	2,570	2,579
3.500% due 04/28/23 (Ê)	500	497	Compass Bank
American Express Credit Corp.			Series BKNT
1.125% due 06/05/17	2,335	2,334	6.400% due 10/01/17	2,030	2,128
American Honda Finance Corp.			ConocoPhillips Co.
1.500% due 09/11/17 (Þ)	1,400	1,407	1.500% due 05/15/18	1,395	1,387

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 403

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.200% due 03/15/21	315	337	2.200% due 11/06/18	830	836
Credit Suisse AG			Intel Corp.
Series GMTN			1.350% due 12/15/17	685	690
1.375% due 05/26/17	1,815	1,815	International Bank for Reconstruction &
Crown Castle Towers LLC			Development
6.113% due 01/15/20 (Þ)	1,410	1,562	Series GDIF
CVS Health Corp.			0.625% due 05/02/17	1,510	1,505
2.800% due 07/20/20	1,335	1,386	International Business Machines Corp.
			5.700% due 09/14/17	560	596
Daimler Finance NA LLC			1.800% due 05/17/19	1,250	1,266
1.375% due 08/01/17 (Þ)	1,165	1,165
DCP Midstream Operating, LP			International Lease Finance Corp.
2.500% due 12/01/17	1,680	1,625	3.875% due 04/15/18	800	812
Devon Energy Corp.			IPALCO Enterprises, Inc.
2.250% due 12/15/18	970	932	5.000% due 05/01/18	300	315
Ecolab, Inc.			JPMorgan Chase & Co.
4.350% due 12/08/21	1,430	1,593	1.625% due 05/15/18	700	702
			2.350% due 01/28/19	890	906
EnLink Midstream Partners, LP
2.700% due 04/01/19	310	286	Kinder Morgan Energy Partners, LP
			5.300% due 09/15/20	460	485
ERAC USA Finance LLC
2.800% due 11/01/18 (Þ)	2,075	2,113	3.500% due 03/01/21	450	441
Exelon Corp.			Kraft Heinz Foods Co.
2.850% due 06/15/20	1,120	1,143	2.800% due 07/02/20 (Þ)	1,610	1,657
			4.875% due 02/15/25 (Þ)	1,335	1,477
First Data Corp.
			Kraton Polymers LLC
Series 2022			6.000% due 01/06/22 (Ê)	197	189
4.177% due 07/10/22 (Ê)	1,375	1,375	Lehman Brothers Holdings Capital Trust
Ford Motor Credit Co. LLC			VII
1.724% due 12/06/17	400	401	5.857% due 11/29/49 (ƒ)(Ø)	270	—
2.551% due 10/05/18	925	939	Lockheed Martin Corp.
2.012% due 05/03/19	710	710	3.350% due 09/15/21	800	854
Forest Laboratories LLC			Marathon Oil Corp.
5.000% due 12/15/21 (Þ)	940	1,037	2.700% due 06/01/20	985	918
General Electric Co.			Medtronic, Inc.
5.250% due 12/06/17	1,385	1,479	Series WI
General Mills, Inc.			2.500% due 03/15/20	1,525	1,577
1.400% due 10/20/17	2,670	2,683	Merck & Co., Inc.
5.650% due 02/15/19	985	1,099	3.875% due 01/15/21	835	913
General Motors Financial Co., Inc.			MetLife, Inc.
2.400% due 04/10/18	1,010	1,016	1.756% due 12/15/17	1,130	1,136
Gilead Sciences, Inc.			Metropolitan Life Global Funding I
2.550% due 09/01/20	825	857	1.950% due 12/03/18 (Þ)	755	763
Goldman Sachs Group, Inc. (The)			Morgan Stanley
2.625% due 01/31/19	1,750	1,786	2.200% due 12/07/18	2,795	2,820
2.000% due 04/25/19	425	426	2.800% due 06/16/20	880	897
2.600% due 04/23/20	1,625	1,645	Mylan NV
Halliburton Co.			3.000% due 12/15/18 (Þ)	700	712
2.700% due 11/15/20	1,470	1,490	Mylan, Inc.
Harley-Davidson Financial Services, Inc.			2.550% due 03/28/19	985	987
2.250% due 01/15/19 (Þ)	515	523	Newell Brands, Inc.
Harris Corp.			3.150% due 04/01/21	800	829
1.999% due 04/27/18	935	934	Numericable US LLC
Hess Corp.			5.000% due 01/31/24 (Ê)	750	753
1.300% due 06/15/17	565	560	PepsiCo, Inc.
Hewlett Packard Enterprise Co.			5.000% due 06/01/18	1,050	1,136
2.450% due 10/05/17 (Þ)	2,245	2,270	Pharmaceutical Product Development
Home Depot, Inc. (The)			LLC
2.000% due 04/01/21	960	972	1.000% due 08/18/22 (Ê)	133	133
HSBC USA, Inc.			4.250% due 08/18/22 (Ê)	993	990
2.000% due 08/07/18	955	960	Plains All American Pipeline, LP / PAA
Huntington National Bank (The)			Finance Corp.
			8.750% due 05/01/19	135	152

See accompanying notes which are an integral part of the financial statements.

404 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PNC Bank NA			XTO Energy, Inc.
Series BKNT			6.250% due 08/01/17	900	960
1.850% due 07/20/18	1,360	1,372	ZFS Finance USA Trust II
Pricoa Global Funding I			6.450% due 12/15/65 (Þ)	1,335	1,342
1.350% due 08/18/17 (Þ)	940	941	ZFS Finance USA Trust V
Prime Security Services Borrower LLC			6.500% due 05/09/37 (Þ)	325	326
5.500% due 04/21/22 (Ê)	125	126			155,485
Principal Life Global Funding II			International Debt - 5.1%
1.500% due 09/11/17 (Þ)	1,175	1,179	Abu Dhabi Government International
PSEG Power LLC			Bond
2.450% due 11/15/18	1,150	1,153	2.125% due 05/03/21 (Þ)	1,420	1,412
			AP NMT Acquisition BV 1st Lien Term
Quebecor World Capital Corp.			Loan
4.875% due 01/02/49 (Ø)(Æ)(Þ)	205	—	6.750% due 08/13/21 (Ê)	492	420
6.125% due 11/15/49 (Ø) (Æ)	70	—	Arbor Realty Collateralized Loan
Quincy Newspapers, Inc.			Obligation, Ltd.
5.500% due 11/02/22 (Ê)	982	982	Series 2014-1A Class B
QVC, Inc.			4.667% due 05/15/24 (Ê)(Þ)	1,240	1,178
3.125% due 04/01/19	2,925	2,963	Argentine Republic Government
Reynolds American, Inc.			International Bond
3.250% due 06/12/20	1,464	1,535	7.500% due 04/22/26 (Þ)	175	178
S&P Global, Inc.			AstraZeneca PLC
Series WI			2.375% due 11/16/20	920	940
3.300% due 08/14/20	470	488	Avago Technologies Cayman Finance,
			Ltd.
SABMiller Holdings, Inc.			4.250% due 02/01/23 (Ê)	1,632	1,633
3.750% due 01/15/22 (Þ)	1,255	1,341
			Barclays PLC
SBA Tower Trust			2.000% due 03/16/18	1,155	1,148
Series 2014-1A Class C			3.250% due 01/12/21	1,045	1,052
2.898% due 10/15/19 (Þ)	1,415	1,420	Black Sea Trade & Development Bank
Solera LLC			4.875% due 05/06/21 (Þ)	530	536
5.750% due 03/04/23 (Ê)	471	473	BP Capital Markets PLC
Southern Co. (The)			1.375% due 05/10/18	505	505
2.150% due 09/01/19	520	526	Braskem Finance, Ltd.
Southern Power Co.			7.000% due 05/07/20 (Þ)	780	811
Series 15A			British Telecommunications PLC
1.500% due 06/01/18	1,075	1,073	5.950% due 01/15/18	545	587
Staples Escrow LLC			Burger King
4.750% due 02/02/22 (Ê)	1,500	1,503	3.750% due 12/12/21 (Ê)	1,318	1,320
Starbucks Corp.			Canadian Imperial Bank of Commerce/
2.100% due 02/04/21	860	879	Canada
Sysco Corp.			1.550% due 01/23/18	1,499	1,501
1.900% due 04/01/19	1,300	1,310	Canadian Oil Sands, Ltd.
Time Warner, Inc.			4.500% due 04/01/22 (Å)	500	500
4.750% due 03/29/21	527	589	Credit Suisse Group Funding Guernsey,
Toyota Motor Credit Corp.			Ltd.
1.700% due 02/19/19	950	959	3.450% due 04/16/21 (Å)	1,320	1,334
			Delta 2 Lux Sarl Covenant-Lite Lien
Series GMTN			Term Loan B
1.090% due 07/13/18 (Ê)	2,335	2,340	7.750% due 07/29/22 (Ê)	250	235
UnitedHealth Group, Inc.			Delta 2 Lux Sarl Covenant-Lite Term
2.700% due 07/15/20	865	901	Loan B3
Verizon Communications, Inc.			4.750% due 07/30/21 (Ê)	2,250	2,208
2.382% due 09/14/18 (Ê)	100	103	Ensco PLC
3.650% due 09/14/18	365	384	4.700% due 03/15/21	585	490
4.500% due 09/15/20	3,125	3,455	Expro Financial Services SARL Term
Wachovia Corp.			Loan B
5.750% due 06/15/17	1,410	1,481	5.750% due 09/02/21 (Ê)	788	571
Wal-Mart Stores, Inc.			Mood Media Corp. Term Loan
1.950% due 12/15/18	920	944	7.000% due 05/01/19 (Ê)	980	920
Williams Partners, LP			Noble Holding International, Ltd.
4.125% due 11/15/20	652	614	5.000% due 03/16/18	595	583
			Perrigo Co. PLC

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 405

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.300% due 11/08/18	745	746	5.500% due 08/25/21 (Ê)	1,736	1,741
Perrigo Finance Unlimited Co.			Alvogen Pharmaceutical US, Inc. Term
3.500% due 03/15/21	1,465	1,499	Loan
Petroleos Mexicanos			6.000% due 04/02/22 (Ê)	845	843
5.500% due 02/04/19 (Þ)	390	408	American Airlines, Inc. Term Loan
Series WI			3.250% due 05/21/20 (Ê)	1,490	1,480
3.500% due 07/23/20	265	259	Ancestry.com, Inc. Term Loan
Playa Resorts Holding BV 1st Lien Term			5.000% due 08/29/22 (Ê)	1,500	1,498
Loan B			AP Gaming I LLC 1st Lien Term Loan B
4.000% due 08/09/19 (Ê)	249	244	9.250% due 12/20/20 (Ê)	495	461
Rio Tinto Finance USA PLC			Arctic Glacier USA, Inc. Covenant-Lite
2.250% due 12/14/18	770	779	Term Loan
			6.000% due 05/13/19 (Ê)	495	473
Royal Bank of Scotland Group PLC			AssuredPartners, Inc. 1st Lien Term
4.700% due 07/03/18	1,855	1,903	Loan
Shell International Finance BV			Series 2015
2.125% due 05/11/20	2,050	2,078	5.750% due 10/21/22 (Ê)	294	293
SkillsSoft Corp. Covenant-Lite Term			Asurion LLC Covenant-Lite 2nd Lien
Loan			Term Loan
5.750% due 04/28/21 (Ê)	737	645	8.500% due 03/03/21 (Ê)	500	479
Sky PLC			Asurion LLC Covenant-Lite Term Loan
6.100% due 02/15/18 (Þ)	1,145	1,232	B1
SMART ABS Series Trust			5.000% due 05/24/19 (Ê)	484	482
Series 2015-3US Class A3A			Asurion LLC Covenant-Lite Term Loan
1.660% due 08/14/19	865	859	B2
Stena International SA Covenant-Lite			4.250% due 07/08/20 (Ê)	265	261
Term Loan B			Asurion LLC Term Loan B4
4.000% due 03/03/21 (Ê)	980	825	5.000% due 08/04/22 (Ê)	493	489
Thomson Reuters Corp.			Avaya, Inc. Term Loan B7
6.500% due 07/15/18	685	754	6.250% due 05/29/20 (Ê)	988	620
Toronto-Dominion Bank (The)			B&G Foods, Inc. Term Loan B
2.125% due 04/07/21	830	832	Series 2015
Total Capital Canada, Ltd.			3.750% due 10/05/22 (Ê)	853	858
1.450% due 01/15/18	975	977	BioScrip, Inc. Covenant-Lite 1st Lien
Trade MAPS 1, Ltd.			Term Loan B
			6.500% due 07/31/20 (Ê)	77	70
Series 2013-1A Class A
1.124% due 12/10/18 (Ê)(Þ)	2,190	2,181	BioScrip, Inc. Covenant-Lite Term Loan
			6.500% due 07/31/20 (Ê)	46	42
Transocean, Inc.
6.500% due 11/15/20	670	552	BMC Software Finance, Inc. Term Loan
			5.000% due 09/10/20 (Ê)	995	854
Travelport Finance Sarl Term Loan B			BWAY Holding Co. Covenant-Lite Term
5.750% due 09/02/21	986	988	Loan B
UBS AG			5.500% due 08/14/20 (Ê)	1,474	1,468
Series BKNT			Caesars Entertainment Corp. 1st Lien
5.875% due 12/20/17	820	876	Term Loan B
UBS Group Funding Jersey, Ltd.			7.000% due 10/11/20 (Ê)	499	470
3.000% due 04/15/21 (Þ)	1,220	1,224	Camping World, Inc. Covenant-Lite 1st
			Lien Term Loan B
Vale Overseas, Ltd.			5.250% due 02/20/20 (Ê)	918	914
4.625% due 09/15/20	540	524	Cengage Learning Acquisitions, Inc.
Virgin Media Investment Holdings, Ltd.
Term Loan F			Covenant-Lite 1st Lien Term Loan
			7.000% due 03/31/20 (Ê)	959	953
3.649% due 06/30/23 (Ê)	505	504	Checkout Holding Corp. Covenant-Lite
Weatherford International, Ltd.			1st Lien Term Loan B
5.125% due 09/15/20	90	83	4.500% due 04/09/21 (Ê)	983	829
		41,034	Chrysler Group LLC 1st Lien Term
Loan Agreements - 11.9%			Loan B
ABG Intermediate Holdings 2, LLC 1st			3.250% due 12/31/18 (Ê)	1,153	1,152
Lien Term Loan			CHS/Community Health Systems, Inc.
5.500% due 05/27/21 (Ê)	462	453	1st Lien Term Loan G
ABG Intermediate Holdings 2, LLC 2nd			3.750% due 12/31/19 (Ê)	605	596
Lien Term Loan			Ciena Corp. Term Loan B
9.000% due 05/27/22 (Ê)	500	479	6.000% due 04/19/21	250	251
Albertsons LLC Term Loan B4

See accompanying notes which are an integral part of the financial statements.

406 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cincinnati Bell, Inc. 1st Lien Term			Global Healthcare Exchange LLC Term
Loan B			Loan B
4.000% due 09/10/20 (Ê)	238	236	5.500% due 08/05/22	995	992
Commercial Barge Line Co. Term Loan			Go Daddy Operating Co. LLC Term Loan
9.750% due 11/12/20 (Ê)	891	768	4.250% due 05/13/21 (Ê)	983	984
Communications Sales & Leasing, Inc.			GTCR Valor Cos., Inc. 1st Lien Term
Covenant-Lite Term Loan B			Loan
5.000% due 10/16/22 (Ê)	1,489	1,459	6.000% due 05/30/21 (Ê)	1,231	1,225
Community Health Systems, Inc. Term			Harland Clarke Holdings Corp.
Loan H			Covenant-Lite Term Loan B4
4.000% due 01/27/21 (Ê)	1,113	1,096	6.000% due 08/04/19 (Ê)	1,425	1,395
Compuware Corp. 1st Lien Term Loan B1			Hawaiian Telcom Communications, Inc.
6.250% due 12/15/19 (Ê)	937	912	Term Loan B
Consolidated Communications, Inc. Term			5.000% due 06/06/19 (Ê)	1,234	1,230
Loan B			Hertz Corp. Term Loan B1
4.250% due 12/23/20 (Ê)	980	982	3.750% due 03/11/18 (Ê)	980	979
ConvergeOne Holdings Corp. Covenant-			Hilton Worldwide Finance LLC Term
Lite 1st Lien Term Loan			Loan
6.000% due 06/17/20 (Ê)	983	948	3.500% due 10/25/20 (Ê)	251	252
CPI Card Group, Inc. Covenant-Lite			Indigo Merger Sub I, Inc. 1st Lien Term
Term Loan B			Loan
6.750% due 08/17/22 (Ê)	718	718	4.750% due 07/08/21 (Ê)	983	979
Creative Artists Agency LLC Covenant-			Informatica Corp. Term Loan
Lite Term Loan B			4.500% due 06/03/22 (Ê)	995	978
5.500% due 12/17/21 (Ê)	989	987	Intrawest Operations Group, LLC Term
Crowne Group LLC 1st Lien Term Loan			Loan
6.000% due 09/30/20 (Ê)	493	473	4.750% due 12/09/20 (Ê)	692	692
CSRA, Inc. Term Loan B			IPC Corp. 2nd Lien Term Loan
3.750% due 10/29/22 (Ê)	998	1,003	10.500% due 02/06/22 (Ê)	500	397
Dell International LLC Term Loan B2			J Crew Group, Inc. Covenant-Lite Term
4.000% due 04/29/20 (Ê)	1,491	1,490	Loan B
Delta Air Lines, Inc. Term Loan B			4.000% due 03/05/21 (Ê)	495	394
3.250% due 08/12/22	995	994	Lannett Co. Inc. Term Loan A
			5.750% due 10/27/20	491	464
Eastman Kodak Co.			Las Vegas Sands LLC 1st Lien Term
7.250% due 09/03/19 (Ê)	980	931
Eco Services Operations LLC 1st Lien			Loan B
Term Loan B			3.250% due 12/19/20 (Ê)	992	993
4.750% due 12/01/21 (Ê)	494	481	Level 3 Financing, Inc. Term Loan B2
Emerald Performance Materials LLC			3.500% due 05/31/22 (Ê)	750	750
Covenant-Lite 2nd Lien Term Loan			LTS Buyer LLC Term Loan
7.750% due 08/01/22 (Ê)	250	234	4.000% due 04/13/20 (Ê)	992	989
Emerald US, Inc. Term Loan B1			MacDermid, Inc. 1st Lien Term Loan
5.000% due 05/09/21	1,000	894	4.500% due 06/07/20 (Ê)	797	781
EnergySolutions LLC Term Loan			Match Group, Inc. Term Loan V1
6.750% due 05/29/20 (Ê)	938	910	5.500% due 10/27/22 (Ê)	802	806
Entegris, Inc. 1st Lien Term Loan B			MCC Iowa LLC Term Loan H
3.500% due 04/30/21 (Ê)	356	355	3.250% due 01/29/21 (Ê)	990	988
FPC Holdings, Inc. 1st Lien Term Loan			Media General, Inc. 1st Lien Term Loan
5.250% due 11/27/19 (Ê)	495	425	B
FULLBEAUTY Brands, Inc. 1st Lien			4.000% due 07/31/20 (Ê)	915	915
Term Loan			Mergermarket USA, Inc. 1st Lien Term
5.750% due 09/22/22	750	724	Loan
GCI Holdings, Inc. Term B Loan			4.500% due 02/04/21 (Ê)	876	863
4.000% due 02/02/22 (Ê)	990	983	MGM Growth Properties LLC Term Loan
GENEX Holdings, Inc. 1st Lien Term			4.000% due 04/01/23	1,000	1,005
Loan			Minerals Technologies, Inc. Term Loan B
5.250% due 05/30/21 (Ê)	985	976	3.750% due 05/09/21 (Ê)	615	613
GENEX Holdings, Inc. 2nd Lien Term			MRI Software LLC Term Loan
Loan			5.250% due 06/18/21	496	489
8.750% due 05/30/22 (Ê)	250	234
Getty Images, Inc. Covenant-Lite Term			MSC.Software Corp. 1st Lien Term Loan
Loan B			5.000% due 05/29/20 (Ê)	983	933
4.750% due 10/18/19 (Ê)	985	741	MTL Publishing LLC Term Loan
			Series 2015

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 407

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 08/20/22 (Ê)	995	994	SIRVA Worldwide, Inc. Term Loan
Navistar, Inc. 1st Lien Term Loan B			7.500% due 03/27/19 (Ê)	483	456
6.500% due 08/07/20 (Ê)	499	469	SolarWinds Holdings, Inc. Term Loan
NBTY, Inc. Term Loan B			6.500% due 02/05/23 (Ê)	150	150
5.000% due 04/26/23	500	501	SourceHOV LLC 1st Lien Term Loan B
Neptune Finco Corp. Term Loan B			7.750% due 10/31/19 (Ê)	478	317
Series 2015			Steak N' Shake Operations, Inc. Term
5.000% due 10/09/22 (Ê)	1,250	1,254	Loan
			4.750% due 03/19/21 (Ê)	750	735
New Millennium Holdco, Inc. Term Loan			Sungard Availability Services Capital,
7.500% due 12/21/20 (Ê)	507	378	Inc. Covenant-Lite 1st Lien Term
nTelos, Inc. Term Loan B			Loan B
5.750% due 11/09/19 (Ê)	607	606	6.000% due 03/31/19 (Ê)	467	417
NVA Holdings, Inc. 2nd Lien Term Loan			TCH-2 Holdings LLC Covenant-Lite 1st
8.000% due 08/14/22 (Ê)	250	243	Lien Term Loan
Ocwen Loan Servicing LLC Term Loan B			5.500% due 05/12/21 (Ê)	988	946
5.500% due 02/15/18 (Ê)	826	808	Terraform Private Warehouse Term Loan
PET Acquisition Merger Sub LLC Term			B
Loan			5.000% due 07/29/22	959	824
5.750% due 01/26/23 (Ê)	392	394	The Active Network, Inc. 1st Lien Term
			Loan
PetSmart, Inc. Term Loan B			5.500% due 11/15/20 (Ê)	980	931
4.250% due 03/10/22 (Ê)	990	987	T-Mobile USA, Inc. 1st Lien Term Loan
PGX Holdings, Inc. Covenant-Lite 1st
			B
Lien Term Loan			3.500% due 11/09/22 (Ê)	499	502
5.750% due 08/21/20 (Ê)	476	474
Pinnacle Foods Finance LLC Term Loan			Tribune Media Co. Term Loan
H			3.750% due 12/27/20 (Ê)	836	834
3.000% due 04/29/20 (Ê)	992	991	TruGreen Limited Partnership 1st Lien
PowerTeam Services, LLC Covenant-Lite			Term Loan B
2nd Lien Term Loan			6.500% due 03/29/23	250	251
8.250% due 11/06/20 (Ê)	500	480	United Airlines, Inc. Term Loan B1
Pre-Paid Legal Services, Inc. 2nd Lien			3.500% due 09/15/21 (Ê)	387	386
Term Loan			Valeant Pharmaceuticals International,
10.250% due 07/01/20 (Ê)	500	494	Inc. 1st Lien Term Loan B
Prolampac Intermediate, Inc. 1st Lien			3.750% due 04/02/22 (Ê)	593	578
Term Loan			Varsity Brands, Inc. 1st Lien Term Loan
5.000% due 06/30/22 (Ê)	995	985	5.000% due 12/11/21	123	124
Renaissance Learning, Inc. Term Loan			Verdesion Life Sciences LLC Term Loan
4.500% due 04/09/21 (Ê)	980	959	6.000% due 07/01/20 (Ê)	936	880
RentPath, Inc. Covenant-Lite 1st Lien
Term Loan			Western Digital Corp. Term Loan B
6.250% due 12/17/21 (Ê)	1,975	1,748	6.250% due 03/16/23	250	244
			William Morris Endeavor Entertainment
RHP Hotel Properties LP Term Loan B			LLC Covenant-Lite Term Loan
3.500% due 01/15/21 (Ê)	983	984	5.250% due 05/06/21 (Ê)	983	980
Rovi Solutions Corp. Syndicated Loans
Covenant-Lite Term Loan B			WMG Acquisition Corp. Term Loan B
3.750% due 07/02/21 (Ê)	983	946	3.750% due 07/01/20 (Ê)	980	967
RP Crown Parent LLC Term Loan			World Endurance Holdings Term Loan
6.000% due 12/21/18 (Ê)	980	928	5.250% due 06/26/21 (Ê)	987	980
			Yonkers Racing Corp. 1st Lien Term
RPI Finance Trust Term Loan B4			Loan
3.500% due 12/11/20	990	994	4.250% due 08/16/19	918	897
Samsonite International SA Term Loan B			Zebra Technologies Corp. Term Loan
4.000% due 04/05/23	1,000	1,007	4.750% due 10/27/21 (Ê)	954	960
Scientific Games International, Inc.
Covenant-Lite Term Loan B1					94,535
6.000% due 10/18/20 (Ê)	1,721	1,692	Mortgage-Backed Securities - 22.1%
Scientific Games International, Inc. Term			Banc of America Commercial Mortgage
Loan B2			Trust
6.000% due 10/01/21 (Ê)	691	680	Series 2007-2 Class AM
SCS Holdings, Inc. 1st Lien Term Loan			5.800% due 04/10/49	795	818
6.000% due 10/30/22 (Ê)	989	989	Banc of America Funding Trust
Signode Industrial Group US, Inc.			Series 2006-A Class 1A1
Covenant-Lite 1st Lien Term Loan B			2.816% due 02/20/36 (Ê)	372	363
3.750% due 05/01/21 (Ê)	648	642	Series 2006-F Class 1A2

See accompanying notes which are an integral part of the financial statements.

408 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.606% due 07/20/36 (Ê)	31	24	1.445% due 04/10/47	363	363
Banc of America Large Loan Trust			Series 2014-SAVA Class C
Series 2009-FDG Class A			2.561% due 06/15/34 (Ê)(Þ)	582	571
5.204% due 01/25/42 (Þ)	639	646	Credit Suisse Commercial Mortgage
Banc of America Merrill Lynch			Trust
Commercial Mortgage, Inc.			Series 2006-C3 Class A1A
Series 2005-3 Class AM			6.244% due 06/15/38	4	4
4.727% due 07/10/43	264	263	Series 2006-C4 Class AM
Series 2007-2 Class A4			5.509% due 09/15/39	435	438
5.790% due 04/10/49	395	400	Series 2006-C5 Class A1A
Banc of America Mortgage Securities,			5.297% due 12/15/39	505	511
Inc.			Series 2007-C1 Class A3
Series 2004-I Class 2A2			5.383% due 02/15/40	76	78
2.893% due 10/25/34 (Ê)	652	635	Credit Suisse First Boston Mortgage
Banc of America Re-REMIC Trust			Securities Corp.
Series 2010-UB5 Class A4A			Series 1998-C1 Class F
5.649% due 02/17/51 (Þ)	1,777	1,793	6.000% due 05/17/40 (Þ)	215	222
BCAP LLC Trust			Series 2004-C4 Class E
Series 2011-R11 Class 15A1			5.135% due 10/15/39 (Þ)	1,580	1,640
2.739% due 10/26/33 (Ê)(Þ)	846	851	Series 2005-C3 Class AJ
Series 2011-R11 Class 20A5			4.771% due 07/15/37	25	25
2.736% due 03/26/35 (Ê)(Þ)	407	407	CSMC Series
Bear Stearns ARM Trust			Series 2010-RR4 Class 1BA
Series 2004-5 Class 2A			5.383% due 02/15/40 (Þ)	2,093	2,106
3.174% due 07/25/34 (Ê)	475	473	Fannie Mae
Bear Stearns Commercial Mortgage			7.000% due 2017	5	5
Securities Trust			3.530% due 2018	2,852	2,935
Series 2007-PW16 Class A4			4.500% due 2019	30	31
5.911% due 06/11/40	300	309	4.506% due 2019	2,280	2,369
BHMS Mortgage Trust			5.700% due 2019	885	974
Series 2014-ATLS Class AFL			4.500% due 2020	730	761
1.937% due 07/05/33 (Ê)(Þ)	1,000	986	4.500% due 2021	36	38
Capmark Mortgage Securities, Inc.			7.000% due 2022	40	42
Series 1997-C2 Class G			2.500% due 2024	6,514	6,718
6.750% due 04/15/29	496	523	4.500% due 2025	447	481
CCRESG Commercial Mortgage Trust			3.500% due 2030	1,651	1,749
Series 2016-HEAT Class A			2.229% due 2033(Ê)	28	29
3.357% due 04/10/29 (Å)	1,180	1,213	15 Year TBA(Ï)
Series 2016-HEAT Class C			3.500%	3,530	3,730
4.919% due 04/10/29 (Å)	775	797	Fannie Mae Grantor Trust
Citigroup Commercial Mortgage Trust			Series 2001-T4 Class A1
Series 2014-GC19 Class A1			7.500% due 07/25/41	539	662
1.199% due 03/10/47	467	465	Series 2004-T2 Class 1A3
Citigroup Mortgage Loan Trust, Inc.			7.000% due 11/25/43	499	573
Series 2004-UST1 Class A5			Fannie Mae REMIC Trust
2.253% due 08/25/34 (Ê)	1,003	983	Series 2004-W12 Class 1A1
Commercial Mortgage Trust			6.000% due 07/25/44	2,192	2,540
Series 2001-J2A Class E			Series 2005-W1 Class 1A2
7.160% due 07/16/34 (Þ)	905	916	6.500% due 10/25/44	88	104
Series 2005-GG3 Class E			Fannie Mae REMICS
5.087% due 08/10/42	557	563	Series 2002-57 Class PG
Series 2005-LP5 Class D			5.500% due 09/25/17	54	55
4.795% due 05/10/43	192	192	Series 2004-70 Class EB
Series 2007-GG9 Class A4			5.000% due 10/25/24	79	86
5.444% due 03/10/39	589	599	Series 2007-73 Class A1
Series 2013-LC13 Class A1			0.281% due 07/25/37 (Å)(Ê)	61	59
1.309% due 08/10/46	365	365	Series 2009-96 Class DB
Series 2014-CR15 Class A1			4.000% due 11/25/29	145	155
1.218% due 02/10/47	422	421	Series 2009-97 Class PG
Series 2014-CR16 Class A1			4.000% due 11/25/39	1,111	1,183

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 409

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-141 Class MD			Series 2012-K706 Class X1
2.000% due 10/25/40	209	211	Interest Only STRIP
Series 2010-150 Class PC			1.703% due 10/25/18	10,852	361
3.000% due 10/25/40	451	467	Series 2015-KF12 Class A
Series 2011-88 Class AB			1.125% due 09/25/22 (Ê)	2,702	2,713
2.500% due 09/25/26	608	616	Series 2016-K504 Class A1
Series 2011-141 Class EA			1.680% due 10/25/19	788	794
1.750% due 07/25/21	687	692	Series 2016-KF15 Class A
Series 2013-21 Class BA			1.070% due 02/25/23 (Ê)	3,580	3,580
1.000% due 03/25/23	2,602	2,591	Series 2016-KP03 Class A2
Series 2013-136 Class KA			1.780% due 07/25/19	5,360	5,401
2.000% due 05/25/25	532	536	Federal Home Loan Mortgage Corp.
Fannie Mae Whole Loan			Structured Pass Through Securities
Series 2004-W9 Class 2A1			Series 2003-58 Class 2A
6.500% due 02/25/44	23	26	6.500% due 09/25/43	31	36
Fannie Mae-Aces			Freddie Mac
			6.000% due 2018	7	7
Series 2012-M2 Class A1			5.500% due 2019	325	342
1.824% due 02/25/22	403	407
			5.500% due 2022	220	238
Series 2012-M8 Class ASQ2
1.520% due 12/25/19	2,127	2,137	4.500% due 2026	3,530	3,777
			5.500% due 2029	115	128
Series 2012-M9 Class ASQ2			3.500% due 2030	1,406	1,494
1.513% due 12/25/17	1,467	1,470
Series 2012-M13 Class ASQ2			Freddie Mac Mortgage Trust
1.246% due 08/25/17	2,471	2,469	Series 2010-K7 Class B
			5.441% due 04/25/20 (Å)	1,530	1,690
Series 2013-M7 Class ASQ2
1.233% due 03/26/18	409	409	Freddie Mac REMICS
Series 2015-M1 Class ASQ1			Series 2003-2559 Class PB
0.782% due 02/25/18	1,164	1,163	5.500% due 08/15/30	—	1
Series 2015-M1 Class ASQ2			Series 2003-2632 Class AB
1.626% due 02/25/18	2,445	2,459	4.500% due 06/15/18	531	545
Series 2015-M7 Class ASQ1			Series 2003-2657 Class WT
0.882% due 04/25/18	1,362	1,361	4.500% due 08/15/18	126	129
Series 2015-M7 Class ASQ2			Series 2005-2922 Class JN
1.550% due 04/25/18	835	840	4.500% due 02/15/20	879	903
Series 2015-M13 Class ASQ1			Series 2010-3704 Class DC
0.856% due 09/25/19	1,518	1,513	4.000% due 11/15/36	290	308
Series 2015-M15 Class ASQ1			Series 2010-3728 Class EL
0.849% due 01/25/19	2,131	2,129	1.500% due 09/15/20	700	700
Series 2016-M1 Class ASQ1			Series 2011-3803 Class PG
1.374% due 07/25/19	1,245	1,248	4.000% due 01/15/41	638	674
Series 2016-M3 Class ASQ1			Series 2011-3816 Class D
1.468% due 03/25/21	1,739	1,740	3.500% due 08/15/28	792	814
FDIC Guaranteed Notes Trust			Series 2014-4315 Class CA
			2.000% due 01/15/23	1,854	1,877
Series 2010-S1 Class 1A
0.983% due 02/25/48 (Ê)(Þ)	54	54	Series 2014-4350 Class CA
			2.000% due 10/15/19	809	819
FDIC Trust
			Series 2014-4383 Class JC
Series 2010-R1 Class A			2.000% due 05/15/23	1,276	1,289
2.184% due 05/25/50 (Þ)	1,630	1,631
			Series 2014-4399 Class A
Series 2011-R1 Class A			2.500% due 07/15/24	1,973	1,996
2.672% due 07/25/26 (Þ)	649	661
Federal Home Loan Mortgage Corp.			FREMF Mortgage Trust
Multifamily Structured Pass Through			Series 2012-K707 Class B
Certificates			4.019% due 01/25/47 (Å)	890	915
Series 2011-K702 Class X1			Ginnie Mae
Interest Only STRIP			Series 2010-14 Class A
1.617% due 02/25/18	27,271	611	4.500% due 06/16/39	164	174
Series 2012-K019 Class A1			Series 2010-H04 Class BI
1.459% due 09/25/21	2,466	2,464	Interest Only STRIP
Series 2012-K706 Class A1			1.406% due 04/20/60	4,197	196
1.691% due 06/25/18	5,663	5,686	Series 2010-H12 Class PT

See accompanying notes which are an integral part of the financial statements.

410 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.470% due 11/20/59	591	608	Series 2005-LDP2 Class C
Series 2010-H22 Class JI			4.911% due 07/15/42	460	459
Interest Only STRIP			Series 2006-LDP9 Class A1A
2.503% due 11/20/60	3,621	250	5.257% due 05/15/47	830	838
Series 2012-H11 Class CI			Series 2007-CB20 Class AM
Interest Only STRIP			6.087% due 02/12/51	160	167
2.909% due 04/20/62	5,556	363	Series 2007-LDPX Class AM
Series 2013-H03 Class HI			5.464% due 01/15/49	1,695	1,672
Interest Only STRIP			Series 2014-CBM Class A
2.622% due 12/20/62	5,070	458	1.067% due 10/15/29 (Ê)(Þ)	2,580	2,562
Series 2014-137 Class JD			Series 2015-CSMO Class A
5.459% due 09/20/44	975	1,104	1.676% due 01/15/32 (Ê)(Þ)	465	463
Ginnie Mae II			Series 2015-FL7 Class A
1.750% due 2040(Ê)	328	337	1.683% due 05/15/28 (Å)(Ê)	290	287
2.000% due 2040(Ê)	387	399	Series 2016-ATRM Class B
3.500% due 2040(Ê)	2,432	2,507	3.969% due 10/05/28 (Þ)	605	618
5.390% due 2059	1,585	1,637	JPMorgan Commercial Mortgage Finance
5.508% due 2059	1,221	1,254	Corp.
5.500% due 2060	2,225	2,357	Series 2000-C10 Class F
4.672% due 2062	693	728	8.559% due 08/15/32	627	665
4.816% due 2062	1,478	1,563	JPMorgan Mortgage Trust
4.856% due 2062	2,129	2,238	Series 2004-A2 Class 1A1
4.732% due 2063	1,398	1,492	2.609% due 05/25/34 (Ê)	114	111
GS Mortgage Securities Trust			Series 2005-A4 Class 1A1
Series 2013-GC12 Class A1			2.552% due 07/25/35 (Ê)	37	36
0.742% due 06/10/46	248	247	Series 2006-A6 Class 1A2
Series 2014-GC18 Class A1			2.678% due 10/25/36 (Ê)	21	19
1.298% due 01/10/47	267	267	LB Commercial Mortgage Trust
GSMPS Mortgage Loan Trust			Series 2007-C3 Class AM
Series 1998-1 Class A			6.096% due 07/15/44	887	920
8.000% due 09/19/27 (Þ)	31	31	LB-UBS Commercial Mortgage Trust
Series 1998-2 Class A			Series 2005-C7 Class F
7.587% due 05/19/27 (Þ)	130	136	5.350% due 11/15/40	1,405	1,365
Series 1998-3 Class A			Series 2006-C7 Class A3
7.750% due 09/19/27 (Þ)	6	6	5.347% due 11/15/38	516	520
Series 1999-3 Class A			Mastr Adjustable Rate Mortgages Trust
8.000% due 08/19/29 (Þ)	14	13	Series 2005-1 Class B1
Series 2005-RP1 Class 1A4			Interest Only STRIP
8.500% due 01/25/35 (Þ)	145	155	2.738% due 03/25/35 (Ê)	175	55
Series 2006-RP1 Class 1A2			Mastr Reperforming Loan Trust
7.500% due 01/25/36 (Þ)	320	329	Series 2005-1 Class 1A3
Series 2006-RP1 Class 1A3			7.000% due 08/25/34 (Þ)	391	399
8.000% due 01/25/36 (Þ)	78	82	Series 2005-2 Class 1A4
Hilton USA Trust			8.000% due 05/25/35 (Þ)	294	310
Series 2013-HLT Class CFX			Merrill Lynch Mortgage Investors Trust
3.714% due 11/05/30 (Þ)	1,520	1,526	Series 1998-C1 Class A3
JPMBB Commercial Mortgage Securities			6.720% due 11/15/26	612	615
Trust			Series 1998-C3 Class IO
Series 2016-C1 Class A1			Interest Only STRIP
1.695% due 03/15/49	1,397	1,400	0.898% due 12/15/30	868	9
JPMorgan Chase Commercial Mortgage
Securities Trust			Series 2005-A10 Class A
			0.649% due 02/25/36 (Ê)	30	27
Series 2002-C2 Class E			Merrill Lynch Mortgage Pass-Through
5.758% due 12/12/34	92	94	Certificates
Series 2004-LN2 Class A2			Series 2006-2 Class AJ
5.115% due 07/15/41	60	60	6.082% due 06/12/46	1,850	1,853
Series 2004-LN2 Class B			Merrill Lynch Mortgage Trust
5.466% due 07/15/41	150	151	Series 2005-CKI1 Class D
Series 2005-CB12 Class AJ			5.515% due 11/12/37	610	592
4.987% due 09/12/37	640	641	Series 2007-C1 Class A4

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 411

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
5.838% due 06/12/50	1,010	1,037	4.892% due 10/15/41		144	144
ML-CFC Commercial Mortgage Trust			Series 2006-C26 Class AM
Series 2006-4 Class A3			6.211% due 06/15/45		1,355	1,357
5.172% due 12/12/49	456	460	Series 2006-C27 Class AM
Morgan Stanley Bank of America Merrill			5.795% due 07/15/45		340	342
Lynch Trust			Series 2007-C30 Class AM
Series 2013-C7 Class A1			5.383% due 12/15/43		385	394
0.738% due 02/15/46	119	119	Series 2007-C31 Class A4
Series 2015-C26 Class A1			5.509% due 04/15/47		1,380	1,406
1.591% due 10/15/48	1,007	1,010	Series 2007-C31 Class A5FL
Morgan Stanley Capital I Trust			0.640% due 04/15/47 (Ê)(Þ)		1,020	1,009
Series 2005-IQ10 Class B			Series 2007-C31 Class AM
6.272% due 09/15/42	39	39	5.591% due 04/15/47		1,090	1,118
Series 2005-T17 Class AJ			Series 2007-C32 Class A2
4.840% due 12/13/41	696	698	5.711% due 06/15/49		77	77
Series 2006-HQ8 Class AJ			Series 2007-C33 Class A4
5.495% due 03/12/44	286	286	6.147% due 02/15/51		94	96
Series 2006-IQ12 Class AM			Washington Mutual Mortgage Pass-
5.370% due 12/15/43	865	871	Through Certificates Trust
Series 2006-T21 Class B			Series 2003-AR7 Class A7
5.312% due 10/12/52 (Þ)	355	354	2.299% due 08/25/33 (Ê)		70	69
Series 2006-T21 Class C			Series 2004-AR1 Class A
5.494% due 10/12/52 (Þ)	1,270	1,256	2.771% due 03/25/34 (Ê)		646	647
Morgan Stanley Re-REMIC Trust			Wells Fargo Commercial Mortgage Trust
Series 2010-GG10 Class A4A			Series 2015-C31 Class A1
5.987% due 08/15/45 (Þ)	3,738	3,813	1.679% due 11/15/48		1,086	1,088
NCUA Guaranteed Notes Trust			Wells Fargo Mortgage Backed Securities
Series 2010-R3 Class 3A			Trust
2.400% due 12/08/20	353	357	Series 2005-AR2 Class 2A1
			2.615% due 03/25/35 (Ê)		132	130
ORES LLC
Series 2014-LV3 Class A			WF-RBS Commercial Mortgage Trust
3.000% due 03/27/24 (Þ)	346	346	Series 2012-C9 Class A1
			0.673% due 11/15/45		940	936
RBSCF Trust
Series 2010-RR3 Class MSCA			Series 2012-C10 Class A1
6.114% due 06/16/49 (Þ)	303	306	0.734% due 12/15/45		168	167
Series 2010-RR4 Class CMLA			Series 2013-C14 Class A1
6.040% due 12/16/49 (Þ)	316	326	0.836% due 06/15/46		608	604
Series 2010-RR4 Class WBCA			Series 2014-C19 Class A3
5.509% due 04/16/47 (Å)	2,500	2,497	3.660% due 03/15/47		340	361
RBSSP Resecuritization Trust						175,931
Series 2010-3 Class 9A1			Non-US Bonds - 0.1%
5.500% due 02/26/35 (Þ)	486	493	Mexican Bonos
Reperforming Loan REMIC Trust			Series M
Series 2005-R2 Class 2A4			6.500% due 06/10/21	MXN	17,192	1,054
8.500% due 06/25/35 (Þ)	59	62
Rialto Capital Management LLC			United States Government Agencies - 0.6%
Series 2014-LT5 Class A			Fannie Mae
2.850% due 05/15/24 (Þ)	159	159	1.125% due 07/20/18		4,994	5,020
RREF LLC
Series 2014-LT6 Class A			United States Government Treasuries - 23.9%
2.750% due 09/15/24 (Þ)	87	87	United States Treasury Notes
Structured Asset Securities Corp.			8.750% due 05/15/17		2,650	2,873
Mortgage Pass Through Certificates			0.625% due 05/31/17		8,810	8,809
Series 2003-34A Class 6A			0.875% due 07/15/17		378	379
2.595% due 11/25/33 (Ê)	180	176	2.375% due 07/31/17		5,386	5,500
Wachovia Bank Commercial Mortgage			4.750% due 08/15/17		4,955	5,214
Trust			0.625% due 08/31/17		2,910	2,908
Series 2004-C12 Class F			1.875% due 08/31/17		6,330	6,430
5.611% due 07/15/41 (Þ)	504	505	0.701% due 09/15/17		5,637	5,662
Series 2004-C15 Class B			0.875% due 10/15/17		1,349	1,353

See accompanying notes which are an integral part of the financial statements.

412 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
0.750% due 10/31/17	4,550	4,553	2.250% due 03/06/17 (Þ)	2,295		2,315
0.875% due 11/15/17	4,565	4,576	Fannie Mae-Aces
2.250% due 11/30/17	3,238	3,315
0.750% due 12/31/17	907	907	Series 2012-M14 Class ASQ2
1.062% due 12/31/17	6,085	6,112	1.114% due 02/25/17	257		257
1.014% due 02/15/18	3,303	3,317	Series 2013-M1 Class ASQ2
3.500% due 02/15/18	4,653	4,879	1.074% due 11/25/16	366		365
0.750% due 02/28/18	3,404	3,404	Series 2014-M9 Class ASQ2
2.750% due 02/28/18	4,900	5,076	1.462% due 04/25/17	542		543
0.625% due 04/30/18	8,009	7,983	Federal Home Loan Mortgage Corp.
0.912% due 05/15/18	4,787	4,806	Multifamily Structured Pass Through
3.875% due 05/15/18	1,659	1,764	Certificates
1.000% due 05/31/18	4,315	4,332	Series 2012-K501 Class A2
2.375% due 05/31/18	3,030	3,129
1.375% due 06/30/18	2,010	2,035	1.655% due 11/25/16	1,228		1,229
1.006% due 08/15/18	40	40	Series 2012-K501 Class X1A
1.500% due 08/31/18	4,663	4,736	Interest Only STRIP
1.375% due 09/30/18	10,830	10,967	1.665% due 08/25/16	6,723		5
0.875% due 10/15/18	40,861	40,883	Ford Motor Credit Co. LLC
3.750% due 11/15/18	4,630	4,969	4.250% due 02/03/17	2,460		2,512
1.250% due 11/30/18	4,900	4,948	Hartford Financial Services Group, Inc.
1.250% due 12/15/18	1,030	1,040	(The)
1.125% due 01/15/19	5,000	5,031	5.500% due 10/15/16	1,705		1,737
1.250% due 01/31/19	3,880	3,918	Hutchison Whampoa International 11,
0.750% due 02/15/19	1,063	1,059	Ltd.
2.750% due 02/15/19	5,829	6,130	3.500% due 01/13/17 (Þ)	940		953
0.875% due 04/15/19	1,365	1,363	International Lease Finance Corp.
1.625% due 04/30/19	2,830	2,888
1.250% due 03/31/21	3,160	3,155	2.584% due 06/15/16 (Ê)	1,440		1,442
		190,443	Intesa Sanpaolo SpA
Total Long-Term Investments			2.375% due 01/13/17	2,690		2,702
(cost $733,345)		729,998	Liberty Property, LP
			5.500% due 12/15/16	880		901
			Noble Holding International, Ltd.
Common Stocks - 0.0%			2.500% due 03/15/17	610		596
Health Care - 0.0%
Millennium Health LLC(Æ)	14,856	89	Nomura Holdings, Inc.
Total Common Stocks			2.000% due 09/13/16	1,680		1,685
(cost $108)		89	Petrobras Global Finance BV
			2.238% due 05/20/16 (Ê)	1,400		1,399
			Private Export Funding Corp.
Short-Term Investments - 8.6%			Series FF
21st Century Fox America, Inc.			1.375% due 02/15/17	1,460		1,467
8.000% due 10/17/16	420	433	Russell U.S. Cash Management Fund	31,462,328	(8)	31,462
Aflac, Inc.			Samsung Electronics America, Inc.
2.650% due 02/15/17	1,120	1,135	1.750% due 04/10/17 (Þ)	895		897
Ally Financial, Inc.			Thermo Fisher Scientific, Inc.
5.500% due 02/15/17	2,595	2,650	1.300% due 02/01/17	1,040		1,040
Anadarko Petroleum Corp.			United States Treasury Notes
5.950% due 09/15/16	2,170	2,212	3.250% due 03/31/17	4,565		4,675
Bear Stearns Cos. LLC (The)			Total Short-Term Investments
5.550% due 01/22/17	2,370	2,439	(cost $68,099)			68,184
Coventry Health Care, Inc.
5.950% due 03/15/17	775	807	Total Investments 100.1%
Dayton Power & Light Co. (The)			(identified cost $801,552)			798,271
1.875% due 09/15/16	325	326
Deutsche Telekom International Finance
BV

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 413

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Other Assets and Liabilities,
Net - (0.1%)	(685)
Net Assets - 100.0%	797,586

See accompanying notes which are an integral part of the financial statements.

414 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal		Cost per	Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
1.7%
BMW US Capital LLC		04/04/16		930,000		99.96	930	932
Canadian Oil Sands, Ltd.		04/25/16		500,000		99.20	496	500
CCRESG Commercial Mortgage Trust		04/19/16		775,000		103.00	798	797
CCRESG Commercial Mortgage Trust		04/19/16		1,180,000		103.00	1,216	1,213
Chesapeake Funding LLC		09/16/15		569,581		99.93	569	569
Chesapeake Funding LLC		09/24/15		2,695,000		100.00	2,695	2,695
Credit Suisse Group Funding Guernsey, Ltd.		04/13/16		1,320,000		100.12	1,322	1,334
Fannie Mae REMICS		08/17/07			60,504	99.13	60	59
Freddie Mac Mortgage Trust		02/15/11		1,530,000		110.26	1,687	1,690
FREMF Mortgage Trust		04/11/16		890,000		103.11	918	915
JPMorgan Chase Commercial Mortgage Securities Trust		04/27/16		290,058		99.15	288	287
RBSCF Trust		04/28/14		2,500,000		106.02	2,650	2,497
								13,488
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
								Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
United States 2 Year Treasury Note Futures			413	USD	90,292	06/16		(95)
Short Positions
United States 5 Year Treasury Note Futures			241	USD	29,140	06/16		125
United States 10 Year Treasury Note Futures			76	USD	9,885	06/16		93
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								123

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of Montreal	USD	3,500		AUD	4,580	05/10/16		(19)
Bank of Montreal	USD	3,524		EUR	3,098	05/10/16		25
Bank of Montreal	CHF	6,763		USD	7,052	05/10/16		(1)
Commonwealth Bank of Australia	USD	3,446		AUD	4,517	05/10/16		(13)
Commonwealth Bank of Australia	USD	3,481		CAD	4,360	05/10/16		(6)
Commonwealth Bank of Australia	USD	3,496		JPY	374,014	05/10/16		19
Commonwealth Bank of Australia	EUR	3,098		USD	3,549	05/10/16		1
Commonwealth Bank of Australia	SEK	27,087		USD	3,377	05/10/16		3
HSBC	MXN	465		USD	27	05/31/16		—
HSBC	MXN	18,137		USD	1,040	05/31/16		(11)
Royal Bank of Canada	USD	3,503		JPY	393,016	05/10/16		191
Royal Bank of Canada	NOK	29,402		USD	3,527	05/10/16		(124)
State Street	USD	60		CHF	57	05/10/16		—
State Street	USD	86		GBP	59	05/10/16		—
State Street	USD	150		NOK	1,209	05/10/16		—
State Street	USD	6,983		NZD	10,188	05/10/16		128
State Street	GBP	2,430		USD	3,444	05/10/16		(106)
State Street	NZD	126		USD	88	05/10/16		—
State Street	SEK	28,688		USD	3,528	05/10/16		(45)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								42

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 415

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$66,496	$—	$66,496	8.3
Corporate Bonds and Notes	—	155,485	—	155,485	19.5
International Debt	—	39,856	1,178	41,034	5.1
Loan Agreements	—	94,535	—	94,535	11.9
Mortgage-Backed Securities	—	174,664	1,267	175,931	22.1
Non-US Bonds	—	1,054	—	1,054	0.1
United States Government Agencies	—	5,020	—	5,020	0.6
United States Government Treasuries	—	190,443	—	190,443	23.9
Common Stocks
Health Care	—	89	—	89	—*
Short-Term Investments(a)	—	36,722	—	68,184	8.6
Total Investments	—	764,364	2,445	798,271	100.1
Other Assets and Liabilities, Net					(0.1)
					100.0
Other Financial Instruments
Futures Contracts	123	—	—	123	—*
Foreign Currency Exchange Contracts	—	42	—	42	—*
Total Other Financial Instruments**	$123	$42	$—	$165

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

416 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
		Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$367	$—
Variation margin on futures contracts*		—	218
Total		$367	$218
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$—	$95
Unrealized depreciation on foreign currency exchange contracts		325	—
Total		$325	$95
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(985)
Credit default swap contracts	256	—	—
Foreign currency-related transactions**	—	100	—
Total	$256	$100	$(985)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$307
Foreign currency-related transactions***	—	(147)	—
Total	$—	$(147)	$307

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 417

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$367	$—	$367
Futures Contracts	Variation margin on futures contracts	26	—	26
Total Financial and Derivative Assets		393	—	393
Financial and Derivative Assets not subject to a netting agreement		(26)	—	(26)
Total Financial and Derivative Assets subject to a netting agreement		$367	$—	$367

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$24	$20	$—	$4
Commonwealth Bank of Australia	23	19	—	4
Royal Bank of Canada	192	124	—	68
State Street	128	128	—	—
Total	$367	$291	$—	$76

See accompanying notes which are an integral part of the financial statements.

418 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$31	$—	$31
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	325	—	325
Total Financial and Derivative Liabilities		356	—	356
Financial and Derivative Liabilities not subject to a netting agreement		(31)	—	(31)
Total Financial and Derivative Liabilities subject to a netting agreement		$325	$—	$325

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$20	$20	$—	$—
Commonwealth Bank of Australia	19	19	—	—
HSBC	11	—	—	11
Royal Bank of Canada	124	124	—	—
State Street	151	128	—	23
Total	$325	$291	$—	$34

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 419

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$801,552
Investments, at fair value(>)	798,271
Cash	126
Cash (restricted)(a)	149
Unrealized appreciation on foreign currency exchange contracts	367
Receivables:
Dividends and interest	3,528
Dividends from affiliated Russell funds	13
Investments sold	16,027
Fund shares sold	1,559
Variation margin on futures contracts	26
Prepaid expenses	12
Total assets	820,078
Liabilities
Payables:
Investments purchased	20,519
Fund shares redeemed	1,099
Accrued fees to affiliates	371
Other accrued expenses	147
Variation margin on futures contracts	31
Unrealized depreciation on foreign currency exchange contracts	325
Total liabilities	22,492
Net Assets	$797,586

See accompanying notes which are an integral part of the financial statements.

420 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,691
Accumulated net realized gain (loss)	(3,378)
Unrealized appreciation (depreciation) on:
Investments	(3,281)
Futures contracts	123
Foreign currency-related transactions	42
Shares of beneficial interest	416
Additional paid-in capital	801,973
Net Assets	$797,586
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.15
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.90
Class A — Net assets	$27,997,399
Class A — Shares outstanding ($.01 par value)	1,462,159
Net asset value per share: Class C(#)	$18.99
Class C — Net assets	$51,177,341
Class C — Shares outstanding ($.01 par value)	2,694,514
Net asset value per share: Class E(#)	$19.19
Class E — Net assets	$25,072,007
Class E — Shares outstanding ($.01 par value)	1,306,834
Net asset value per share: Class R6(#)	$19.19
Class R6 — Net assets	$101,301
Class R6 — Shares outstanding ($.01 par value)	5,278
Net asset value per share: Class S(#)	$19.16
Class S — Net assets	$543,338,774
Class S — Shares outstanding ($.01 par value)	28,356,639
Net asset value per share: Class Y(#)	$19.17
Class Y — Net assets	$149,899,649
Class Y — Shares outstanding ($.01 par value)	7,820,212
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$31,462
(a) Cash Collateral for Futures	$149
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 421

Russell Investment Company
Russell Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$57
Interest	9,310
Total investment income	9,367
Expenses
Advisory fees	1,846
Administrative fees	198
Custodian fees	137
Distribution fees - Class A	32
Distribution fees - Class C	197
Transfer agent fees - Class A	26
Transfer agent fees - Class C	52
Transfer agent fees - Class E	26
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	565
Transfer agent fees - Class Y	3
Professional fees	64
Registration fees	49
Shareholder servicing fees - Class C	66
Shareholder servicing fees - Class E	32
Trustees’ fees	13
Printing fees	31
Miscellaneous	16
Expenses before reductions	3,353
Expense reductions	(737)
Net expenses	2,616
Net investment income (loss)	6,751
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,603)
Futures contracts	(985)
Credit default swap contracts	256
Foreign currency-related transactions	104
Net realized gain (loss)	(3,228)
Net change in unrealized appreciation (depreciation) on:
Investments	4,226
Futures contracts	307
Foreign currency-related transactions	(147)
Net change in unrealized appreciation (depreciation)	4,386
Net realized and unrealized gain (loss)	1,158
Net Increase (Decrease) in Net Assets from Operations	$7,909
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

422 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,751	$14,089
Net realized gain (loss)	(3,228)	(1,438)
Net change in unrealized appreciation (depreciation)	4,386	(5,313)
Net increase (decrease) in net assets from operations	7,909	7,338
Distributions
From net investment income
Class A	(148)	(338)
Class C	(120)	(306)
Class E	(148)	(376)
Class R6	(—)**	—
Class S	(3,979)	(10,139)
Class Y	(1,125)	(3,263)
From net realized gain
Class A	(15)	(185)
Class C	(32)	(489)
Class E	(15)	(223)
Class S	(339)	(4,718)
Class Y	(91)	(1,635)
Net decrease in net assets from distributions	(6,012)	(21,672)
Share Transactions*
Net increase (decrease) in net assets from share transactions	(84,106)	(289,403)
Total Net Increase (Decrease) in Net Assets	(82,209)	(303,737)
Net Assets
Beginning of period	879,795	1,183,532
End of period	$797,586	$879,795
Undistributed (overdistributed) net investment income included in net assets	$1,691	$460
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 423

Russell Investment Company
Russell Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	283	$5,369	310	$5,939
Proceeds from reinvestment of distributions	8	154	23	447
Payments for shares redeemed	(134)	(2,536)	(560)	(10,713)
Net increase (decrease)	157	2,987	(227)	(4,327)
Class C
Proceeds from shares sold	268	5,043	461	8,780
Proceeds from reinvestment of distributions	8	149	41	779
Payments for shares redeemed	(566)	(10,668)	(1,822)	(34,708)
Net increase (decrease)	(290)	(5,476)	(1,320)	(25,149)
Class E
Proceeds from shares sold	25	488	66	1,259
Proceeds from reinvestment of distributions	8	153	27	518
Payments for shares redeemed	(119)	(2,269)	(562)	(10,772)
Net increase (decrease)	(86)	(1,628)	(469)	(8,995)
Class R6(1)
Proceeds from shares sold	5	100	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	5	100	—	—
Class S
Proceeds from shares sold	3,923	74,567	14,434	276,916
Proceeds from reinvestment of distributions	225	4,272	769	14,738
Payments for shares redeemed	(7,764)	(147,507)	(23,067)	(442,522)
Net increase (decrease)	(3,616)	(68,668)	(7,864)	(150,868)
Class Y
Proceeds from shares sold	418	7,935	864	16,598
Proceeds from reinvestment of distributions	64	1,217	255	4,898
Payments for shares redeemed	(1,083)	(20,573)	(6,327)	(121,560)
Net increase (decrease)	(601)	(11,421)	(5,208)	(100,064)
Total increase (decrease)	(4,431)	$(84,106)	(15,088)	$(289,403)
(1) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

424 Russell Short Duration Bond Fund

(This page intentionally left blank)

Russell Investment Company
Russell Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	19.09	.14	.04	.18	(.11)	(.01)
October 31, 2015	19.35	.22	(.14)	.08	(.22)	(.12)
October 31, 2014	19.35	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.70	.19	(.11)	.08	(.23)	(.20)
October 31, 2012	19.15	.26	.57	.83	(.28)	—
October 31, 2011	19.48	.34	(.31)	.03	(.36)	—

Class C
April 30, 2016*	18.94	.07	.03	.10	(.04)	(.01)
October 31, 2015	19.21	.08	(.15)	(.07)	(.08)	(.12)
October 31, 2014	19.23	.08	(.02)	.06	(.05)	(.03)
October 31, 2013	19.59	.05	(.11)	(.06)	(.10)	(.20)
October 31, 2012	19.06	.11	.57	.68	(.15)	—
October 31, 2011	19.41	.19	(.31)	(.12)	(.23)	—

Class E
April 30, 2016*	19.13	.14	.04	.18	(.11)	(.01)
October 31, 2015	19.38	.22	(.13)	.09	(.22)	(.12)
October 31, 2014	19.38	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.73	.17	(.08)	.09	(.24)	(.20)
October 31, 2012	19.18	.26	.57	.83	(.28)	—
October 31, 2011	19.52	.34	(.32)	.02	(.36)	—

Class R6
April 30, 2016(8)	18.97	.06	.18	.24	(.02)	—

Class S
April 30, 2016*	19.10	.16	.04	.20	(.13)	(.01)
October 31, 2015	19.36	.27	(.14)	.13	(.27)	(.12)
October 31, 2014	19.36	.27	(.01)	.26	(.23)	(.03)
October 31, 2013	19.71	.24	(.11)	.13	(.28)	(.20)
October 31, 2012	19.15	.30	.58	.88	(.32)	—
October 31, 2011	19.49	.39	(.32)	.07	(.41)	—

Class Y
April 30, 2016*	19.11	.17	.04	.21	(.14)	(.01)
October 31, 2015	19.37	.28	(.14)	.14	(.28)	(.12)
October 31, 2014	19.36	.29	(.01)	.28	(.24)	(.03)
October 31, 2013	19.71	.26	(.11)	.15	(.30)	(.20)
October 31, 2012	19.15	.33	.57	.90	(.34)	—
October 31, 2011	19.49	.41	(.32)	.09	(.43)	—

See accompanying notes which are an integral part of the financial statements.

426 Russell Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
(.12)	19.15	.95	27,997	1.03	.82	1.48	51
(.34)	19.09	.42	24,914	1.01	.82	1.15	183
(.21)	19.35	1.04	29,639	1.01	.85	1.14	220
(.43)	19.35	.42	36,961	1.00	.87	.99	180
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245
(.36)	19.15	.18	29,061	1.01	.88	1.75	339
(.05)	18.99	.55	51,177	1.77	1.57	.72	51
(.20)	18.94	(.34)	56,538	1.76	1.57	.40	183
(.08)	19.21	.28	82,676	1.76	1.60	.39	220
(.30)	19.23	(.32)	120,088	1.75	1.62	.24	180
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245
(.23)	19.06	(.60)	112,900	1.76	1.63	1.01	339
(.12)	19.19	.89	25,072	1.02	.82	1.47	51
(.34)	19.13	.47	26,633	1.01	.82	1.15	183
(.21)	19.38	1.08	36,083	1.01	.85	1.15	220
(.44)	19.38	.42	41,281	1.00	.87	.93	180
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245
(.36)	19.18	.13	21,347	1.01	.88	1.76	339
(.02)	19.19	1.28	101.64		.53	1.85	51
(.14)	19.16	1.07	543,339.77		.57	1.72	51
(.39)	19.10	.67	610,784.76		.57	1.40	183
(.26)	19.36	1.30	771,202.76		.60	1.40	220
(.48)	19.36	.67	865,268.75		.62	1.23	180
(.32)	19.71	4.66	801,758.75		.62	1.56	245
(.41)	19.15	.37	631,819.76		.63	2.00	339
(.15)	19.17	1.11	149,900.58		.49	1.80	51
(.40)	19.11	.75	160,926.56		.49	1.46	183
(.27)	19.37	1.41	263,932.56		.51	1.49	220
(.50)	19.36	.78	256,684.56		.51	1.36	180
(.34)	19.71	4.75	266,289.56		.51	1.70	245
(.43)	19.15	.46	298,724.59		.53	2.10	339

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund 427

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,057.30	$1,020.44
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.55	$4.47
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,053.10	$1,016.71
	Expenses Paid During Period*	$8.37	$8.22
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,057.20	$1,020.44
of other funds.	Expenses Paid During Period*	$4.55	$4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

428 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,058.50	$1,021.68
Expenses Paid During Period*	$3.28	$3.22

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax Exempt High Yield Bond Fund 429

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 94.5%
Alabama - 1.9%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	432
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,617
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	151
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,532
County of Jefferson Alabama Sewer Revenue Bonds	1,000	6.500	10/01/53	1,206
				5,439
Alaska - 1.0%
Northern Tobacco Securitization Corp. Revenue Bonds	3,110	5.000	06/01/46	2,922
Arizona - 1.1%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,000	1.220	01/01/37	889
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	1,000	5.000	07/01/35	1,073
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	275
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	852
				3,089
California - 13.1%
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	Zero coupon	08/01/37	529
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	305
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,038
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,052
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	4,069
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,079
California Pollution Control Financing Authority Revenue Bonds	2,720	5.000	11/21/45	2,991
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	560
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	526
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	12/01/41	1,090
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,095
California Statewide Communities Development Authority Revenue Bonds	250	5.250	12/01/56	273
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	524
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,143
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	540
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	255
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,332
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	119
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,449
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/33	501
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,000
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.000	06/01/45	587
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	685
Golden State Tobacco Securitization Corp. Revenue Bonds	885	5.750	06/01/47	887
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,139
M-S-R Energy Authority Revenue Bonds	1,000	6.500	11/01/39	1,441
Oakland Unified School District/Alameda County General Obligation Unlimited	1,000	5.000	08/01/19	1,120
Palomar Health Certificate Of Participation	450	6.750	11/01/39	497
Palomar Health Certificate Of Participation	500	6.000	11/01/41	532
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	860
River Islands Public Financing Authority Special Tax	760	5.500	09/01/45	827
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,000	0.719	12/01/35	918
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	320
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	381
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,144
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	180	5.250	01/15/49	199
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,000	5.000	01/15/50	2,187
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	795
				36,989
Colorado - 1.6%

See accompanying notes which are an integral part of the financial statements.

430 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	925
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,672
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	767
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	561
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	541
				4,466
Connecticut - 0.1%
Mohegan Tribal Finance Authority Revenue Bonds(Å)	350	7.000	02/01/45	350
District of Columbia - 1.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,698
Florida - 8.2%
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	100
Bartram Park Community Development District Special Assessment	770	4.500	05/01/25	787
Bartram Park Community Development District Special Assessment	500	4.250	05/01/29	516
Bartram Park Community Development District Special Assessment	500	4.500	05/01/35	514
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	253
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,084
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,065
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,076
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,811
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,158
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	75
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	75
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	793
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	102
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	102
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,039
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	103
Lakewood Ranch Stewardship District Special Assessment	215	5.125	05/01/46	222
Lee County Industrial Development Authority Revenue Bonds	750	5.000	11/15/29	770
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,538
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,112
Orchid Grove Community Development District Special Assessment	1,145	3.625	05/01/21	1,148
Orchid Grove Community Development District Special Assessment	1,250	5.000	05/01/36	1,279
Palm Glades Community Development District Special Assessment	100	3.750	05/01/31	100
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	815
Reunion East Community Development District Special Assessment	750	5.000	05/01/33	783
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,082
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	100
Venetian Community Development District Special Assessment	535	5.000	05/01/23	568
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	253
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	257
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	258
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	269
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	101
				23,308
Georgia - 1.2%
Heard County Development Authority Revenue Bonds(Ê)	500	0.200	12/01/37	500
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.784	10/01/24	982
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,000	0.834	10/01/33	852
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,108
				3,442
Guam - 1.6%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,168
Guam Government Waterworks Authority Revenue Bonds	65	5.000	01/01/46	75
Territory of Guam Revenue Bonds	900	5.000	11/15/19	1,012
Territory of Guam Revenue Bonds	500	5.000	11/15/29	592

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 431

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,730
				4,577
Hawaii - 0.8%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,335
Illinois - 9.8%
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	134
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,034
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	673
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	123
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	63
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	266
Chicago Board of Education General Obligation Unlimited	3,615	7.000	12/01/44	3,415
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,110
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,513
City of Chicago Illinois General Obligation Unlimited	2,100	5.500	01/01/42	2,091
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	961
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,194
City of Springfield Illinois Electric Revenue Bonds(µ)	375	4.000	03/01/40	396
Illinois Finance Authority Revenue Bonds	500	5.000	04/01/31	501
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,536
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	198
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	402
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	687
Illinois Finance Authority Revenue Bonds	875	6.000	05/15/39	1,007
Illinois Finance Authority Revenue Bonds	350	6.500	10/15/40	350
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,100
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	06/15/52	1,049
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,184
State of Illinois General Obligation Unlimited	2,000	5.000	05/01/29	2,177
State of Illinois General Obligation Unlimited(µ)	400	5.000	03/01/34	402
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	95
Village of Bourbonnais Illinois Revenue Bonds	1,000	5.000	11/01/44	1,028
				27,689
Indiana - 1.1%
Indiana Finance Authority Revenue Bonds	305	5.500	08/15/40	338
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,199
Indiana Finance Authority Revenue Bonds	270	5.500	08/15/45	298
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	292
				3,127
Iowa - 0.1%
Iowa Higher Education Loan Authority Revenue Bonds	100	5.000	09/01/33	106
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
				266
Kentucky - 1.2%
County of Ohio Kentucky Revenue Bonds	2,485	6.000	07/15/31	2,506
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	858
				3,364
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	874
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	269
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	327
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	410
Louisiana Public Facilities Authority Revenue Bonds	300	3.500	06/01/30	308
New Orleans Aviation Board Revenue Bonds	1,755	5.000	01/01/45	1,967
				4,155
Maryland - 1.0%
City of Baltimore Maryland Revenue Bonds(µ)	175	5.250	09/01/39	176

See accompanying notes which are an integral part of the financial statements.

432 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	813
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	667
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,133
				2,789
Massachusetts - 2.0%
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,544
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,741
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	382
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,003
				5,670
Michigan - 5.0%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	120	5.000	07/01/33	120
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	557
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,235
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	40	5.000	07/01/28	40
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	219
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,482
City of Detroit Michigan Water Supply System Revenue Revenue Bonds(µ)	20	5.250	07/01/19	20
City of Detroit Michigan Water Supply System Revenue Revenue Bonds(µ)	25	5.000	07/01/29	25
Flint Hospital Building Authority Revenue Bonds	100	5.250	07/01/39	102
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,095
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	349
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,145
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,889
Michigan Finance Authority Revenue Notes(Å)	1,000	4.750	06/01/16	1,001
Michigan Finance Authority Revenue Notes(Å)	700	5.750	08/22/16	699
Michigan Tobacco Settlement Finance Authority Revenue Bonds	180	5.125	06/01/22	177
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,501
Michigan Tobacco Settlement Finance Authority Revenue Bonds	270	6.000	06/01/48	269
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	350
				14,275
Minnesota - 1.5%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,121
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,224
				4,345
Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	110
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,500
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	679
				2,289
Nevada - 0.2%
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	286
Las Vegas Special Improvement District 607 Special Assessment	275	5.000	06/01/24	311
				597
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	582
New Jersey – 4.9%
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	2,017
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,687
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	320
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	549
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	170
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	996
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	368
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,132
Tobacco Settlement Financing Corp. Revenue Bonds	1,130	5.000	06/01/29	1,129
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,342

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 433

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	3,325	5.000	06/01/41	3,139
				13,849
New York - 3.2%
Dutchess County Industrial Development Agency Revenue Bonds	2,200	4.500	08/01/36	1,998
New York City Industrial Development Agency Revenue Bonds(Ê)	1,000	2.000	08/01/28	1,002
New York Liberty Development Corp. Revenue Bonds	1,750	5.000	11/15/44	1,894
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,846
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	444
Onondaga Civic Development Corp. Revenue Bonds	910	5.000	07/01/42	1,112
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	500	6.000	06/01/48	502
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	142
				8,940
North Carolina - 0.4%
North Carolina Medical Care Commission Revenue Bonds	1,000	5.000	10/01/35	1,172
Ohio - 2.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,990	5.125	06/01/24	1,916
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,100	5.375	06/01/24	1,065
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,125	5.875	06/01/30	2,064
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,095	5.750	06/01/34	1,045
County of Hamilton Ohio Revenue Bonds	750	5.000	01/01/37	761
Lorain County Port Authority Revenue Bonds	510	6.750	12/01/40	487
				7,338
Oklahoma - 0.4%
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,142
Oregon - 1.3%
Oregon State Facilities Authority Revenue Bonds	750	6.375	09/01/40	805
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,885
				3,690
Pennsylvania - 4.5%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,053
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	Zero coupon	09/15/22	214
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	271
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	635
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	86
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,473
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,877
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,147
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	06/30/42	1,115
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	389
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,056
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,443
Scranton Parking Authority Revenue Bonds(µ)	2,020	5.250	06/01/39	2,022
				12,781
Puerto Rico - 7.6%
Children's Trust Fund Revenue Bonds	12,000	Zero coupon	05/15/50	1,070
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	505	5.500	07/01/19	523
Commonwealth of Puerto Rico General Obligation Unlimited	110	5.000	07/01/21	65
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	336
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	101
Commonwealth of Puerto Rico General Obligation Unlimited	130	5.125	07/01/31	76
Commonwealth of Puerto Rico General Obligation Unlimited	1,235	5.000	07/01/35	1,144
Commonwealth of Puerto Rico General Obligation Unlimited	1,250	8.000	07/01/35	813
Commonwealth of Puerto Rico General Obligation Unlimited	530	6.000	07/01/39	315
Commonwealth of Puerto Rico General Obligation Unlimited	180	6.000	07/01/40	107
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	274
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	13
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	32

See accompanying notes which are an integral part of the financial statements.

434 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,670	5.250	07/01/42	1,060
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	75	6.000	07/01/44	49
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	140	6.000	07/01/47	92
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/17	101
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	1,979
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	113
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	272
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	915	0.738	07/01/29	663
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	100	5.000	07/01/16	100
Puerto Rico Highways & Transportation Authority Revenue Bonds	60	5.000	07/01/28	12
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	43
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	149
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	4,200	5.250	07/01/38	4,082
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	37
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	165	5.500	07/01/16	166
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	230	5.500	07/01/17	236
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,309
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,510
Puerto Rico Public Buildings Authority Revenue Bonds	425	6.000	07/01/24	440
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	45
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	43
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	280	5.750	08/01/37	111
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	75	5.375	08/01/39	29
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	500	6.375	08/01/39	207
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,300	5.250	08/01/41	504
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	Zero coupon	08/01/45	2,189
				21,410
South Carolina - 0.2%
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	142
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	291
				433
Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	650	5.000	10/01/35	745
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,232
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,094
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	116
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,133
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	115
				5,435
Texas - 6.3%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,696
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	760	5.000	01/01/34	766
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	53
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	114
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,404
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	713
City of Celina Texas Special Assessment	50	6.250	09/01/45	53
City of Celina Texas Special Assessment	100	7.500	09/01/45	112
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	560
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,124
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,103
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	529
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	216
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,855

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 435

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500		4.750	04/01/46	1,540
Texas City Industrial Development Corp. Revenue Bonds	1,000		4.125	12/01/45	948
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750		6.250	12/15/26	948
Texas State Transportation Revenue Bonds	100		5.000	12/31/50	109
Texas State Transportation Revenue Bonds	100		5.000	12/31/55	109
Tyler Health Facilities Development Corp. Revenue Bonds	500		5.250	11/01/27	520
Viridian Municipal Management District Special Assessment	100		4.000	12/01/21	106
Viridian Municipal Management District Special Assessment	100		4.750	12/01/43	102
					17,804
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050		5.000	10/01/42	1,180
Virgin Islands - 2.2%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,000		4.000	10/01/22	2,133
Virgin Islands Public Finance Authority Revenue Bonds	2,200		5.000	10/01/39	2,354
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	615		4.000	07/01/21	653
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	1,020		5.000	07/01/31	1,030
					6,170
Virginia - 0.5%
Tobacco Settlement Financing Corp. Revenue Bonds	1,000		5.200	06/01/46	911
Tobacco Settlement Financing Corp. Revenue Bonds	290		5.000	06/01/47	254
Virginia Small Business Financing Authority Revenue Bonds	180		5.000	01/01/40	195
					1,360
Washington - 1.5%
Washington Health Care Facilities Authority Revenue Bonds	2,315		5.000	07/01/39	2,596
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,698
					4,294
Wisconsin - 0.7%
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	103
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	527
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,031
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	361
					2,022
Total Municipal Bonds (cost $256,345)					267,783
Short-Term Investments - 4.6%
Russell U.S. Cash Management Fund	12,902,430	(8)			12,902
Total Short-Term Investments (cost $12,902)					12,902
Total Investments 99.1% (identified cost $269,247)					280,685
Other Assets and Liabilities, Net - 0.9%					2,567
Net Assets - 100.0%					283,252

See accompanying notes which are an integral part of the financial statements.

436 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
						Principal	Cost per	Cost	Fair Value
% of Net Assets				Acquisition		Amount ($)	Unit	(000)	(000)
Securities				Date		or shares	$	$	$
0.8%
Charlotte County Industrial Development Authority Revenue Bonds				12/09/15		250,000	98.78	247	253
Michigan Finance Authority Revenue Notes				06/16/15		1,000,000	100.12	1,001	1,001
Michigan Finance Authority Revenue Notes				09/11/15		700,000	100.00	700	699
Mohegan Tribal Finance Authority Revenue Bonds				10/06/15		350,000	95.41	334	350
									2,303
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Interest Rate Swap Contracts
Amounts in thousands
								Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays				Date	$
Morgan Stanley	USD	1,700	Three Month LIBOR		2.500%			06/15/26	(84)
Morgan Stanley	USD	1,100	Three Month LIBOR		2.500%			06/15/46	(76)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $(137) (å)									(160)

Presentation of Portfolio Holdings
Amount in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$5,439	$—	$5,439	1.9
Alaska	—	2,922	—	2,922	1.0
Arizona	—	3,089	—	3,089	1.1
California	—	36,989	—	36,989	13.1
Colorado	—	4,466	—	4,466	1.6
Connecticut	—	350	—	350	0.1
District of Columbia	—	2,698	—	2,698	1.0
Florida	—	23,308	—	23,308	8.2
Georgia	—	3,442	—	3,442	1.2
Guam	—	4,577	—	4,577	1.6
Hawaii	—	2,335	—	2,335	0.8
Illinois	—	27,689	—	27,689	9.8
Indiana	—	3,127	—	3,127	1.1
Iowa	—	266	—	266	0.1
Kentucky	—	3,364	—	3,364	1.2
Louisiana	—	4,155	—	4,155	1.4
Maryland	—	2,789	—	2,789	1.0
Massachusetts	—	5,670	—	5,670	2.0
Michigan	—	14,275	—	14,275	5.0
Minnesota	—	4,345	—	4,345	1.5
Missouri	—	2,289	—	2,289	0.8
Nevada	—	597	—	597	0.2
New Hampshire	—	582	—	582	0.2
New Jersey	—	13,849	—	13,849	4.9
New York	—	8,940	—	8,940	3.2
North Carolina	—	1,172	—	1,172	0.4
Ohio	—	7,338	—	7,338	2.6
Oklahoma	—	1,142	—	1,142	0.4
Oregon	—	3,690	—	3,690	1.3
Pennsylvania	—	12,781	—	12,781	4.5
Puerto Rico	—	21,410	—	21,410	7.6
South Carolina	—	433	—	433	0.2
Tennessee	—	5,435	—	5,435	1.9
Texas	—	17,804	—	17,804	6.3
Vermont	—	1,180	—	1,180	0.4
Virgin Islands	—	6,170	—	6,170	2.2
Virginia	—	1,360	—	1,360	0.5

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 437

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amount in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Washington	—	4,294	—	4,294	1.5
Wisconsin	—	2,022	—	2,022	0.7
Short-Term Investments(a)	—	—	—	12,902	4.6
Total Investments	$—	$267,783	$—	$280,685	99.1
Other Assets and Liabilities, Net					0.9
					100.0
Other Financial Instruments
Interest Rate Swap Contracts	—	(160)	—	(160)	(0.1)
Total Other Financial Instruments	$—	$(160)	$—	$(160)

(a) Certain investments that are measures at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

438 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Liabilities
Interest rate swap contracts, at fair value	$160
Interest Rate
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$(648)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Interest rate swap contracts	$38

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 439

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$160	$—	$160
Total Financial and Derivative Liabilities		160	—	160
Financial and Derivative Liabilities not subject to a netting agreement		(160)	—	(160)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

440 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$269,247
Investments, at fair value(>)	280,685
Cash (restricted)(a)	874
Receivables:
Dividends and interest	4,055
Dividends from affiliated Russell funds	4
Investments sold	2,849
Fund shares sold	796
Prepaid expenses	12
Total assets	289,275
Liabilities
Payables:
Investments purchased	5,583
Fund shares redeemed	119
Accrued fees to affiliates	121
Other accrued expenses	40
Interest rate swap contracts, at fair value(•)	160
Total liabilities	6,023
Net Assets	$283,252

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 441

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$933
Accumulated net realized gain (loss)	303
Unrealized appreciation (depreciation) on:
Investments	11,438
Interest rate swap contracts	(23)
Shares of beneficial interest	270
Additional paid-in capital	270,331
Net Assets	$283,252
Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.48
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.89
Class A — Net assets	$1,720,544
Class A — Shares outstanding ($.01 par value)	164,220
Net asset value per share: Class C(#)	$10.46
Class C — Net assets	$1,101,546
Class C — Shares outstanding ($.01 par value)	105,295
Net asset value per share: Class E(#)	$10.48
Class E — Net assets	$17,336,684
Class E — Shares outstanding ($.01 par value)	1,654,370
Net asset value per share: Class S(#)	$10.48
Class S — Net assets	$263,093,047
Class S — Shares outstanding ($.01 par value)	25,104,738
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$(137)
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$12,902
(a) Cash Collateral for Swaps	$874
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

442 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$17
Interest	6,232
Total investment income	6,249
Expenses
Advisory fees	665
Administrative fees	64
Custodian fees	37
Distribution fees - Class A	2
Distribution fees - Class C	3
Transfer agent fees - Class A	1
Transfer agent fees - Class C	1
Transfer agent fees - Class E	17
Transfer agent fees - Class S	247
Professional fees	35
Registration fees	56
Shareholder servicing fees - Class C	1
Shareholder servicing fees - Class E	21
Trustees’ fees	4
Printing fees	14
Offering fees	48
Miscellaneous	7
Expenses before reductions	1,223
Expense reductions	(344)
Net expenses	879
Net investment income (loss)	5,370
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	953
Interest rate swap contracts	(648)
Net realized gain (loss)	305
Net change in unrealized appreciation (depreciation) on:
Investments	9,453
Interest rate swap contracts	38
Net change in unrealized appreciation (depreciation)	9,491
Net realized and unrealized gain (loss)	9,796
Net Increase (Decrease) in Net Assets from Operations	$15,166

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 443

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,370	$3,218
Net realized gain (loss)	305	204
Net change in unrealized appreciation (depreciation)	9,491	1,924
Net increase (decrease) in net assets from operations	15,166	5,346
Distributions
From net investment income
Class A	(27)	(10)
Class C	(15)	(2)
Class E	(320)	(49)
Class S	(4,954)	(2,306)
From net realized gain
Class A	(1)	—
Class C	(1)	—
Class E	(13)	—
Class S	(190)	—
Net decrease in net assets from distributions	(5,521)	(2,367)
Share Transactions*
Net increase (decrease) in net assets from share transactions	24,322	246,306
Total Net Increase (Decrease) in Net Assets	33,967	249,285
Net Assets
Beginning of period	249,285	—
End of period	$283,252	$249,285
Undistributed (overdistributed) net investment income included in net assets	$933	$879
(1) For the period June 2, 2015 (commencement of operations) to October 31,2015.

See accompanying notes which are an integral part of the financial statements.

444 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015	(1)
	Shares	Dollars	Shares		Dollars

Class A
Proceeds from shares sold	48	$495	140		$1,402
Proceeds from reinvestment of distributions	3	27	1		10
Payments for shares redeemed	(1)	(11)	(27)		(265)
Net increase (decrease)	50	511	114		1,147
Class C
Proceeds from shares sold	126	1,297	52		(524)
Proceeds from reinvestment of distributions	2	15	—**		2
Payments for shares redeemed	(72)	(738)	(3)		(34)
Net increase (decrease)	56	574	49		492
Class E
Proceeds from shares sold	131	1,348	1,657		16,479
Proceeds from reinvestment of distributions	33	333	5		49
Payments for shares redeemed	(145)	(1,492)	(26)		(270)
Net increase (decrease)	19	189	1,636		16,258
Class S
Proceeds from shares sold	5,286	54,226	24,486		244,766
Proceeds from reinvestment of distributions	501	5,120	231		2,297
Payments for shares redeemed	(3,532)	(36,298)	(1,868)		(18,654)
Net increase (decrease)	2,255	23,048	22,849		228,409
Total increase (decrease)	2,380	$24,322	24,648		$246,306

**      Less than $500 shares.
(1)     For the period June 2, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 445

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	10.11	.19	.38	.57	(.19)	(.01)
October 31, 2015(7)	10.00	.13	.08	.21	(.10)	—

Class C
April 30, 2016*	10.10	.16	.37	.53	(.16)	(.01)
October 31, 2015(7)	10.00	.12	.06	.18	(.08)	—

Class E
April 30, 2016*	10.11	.19	.38	.57	(.19)	(.01)
October 31, 2015(7)	10.00	.16	.05	.21	(.10)	—

Class S
April 30, 2016*	10.11	.21	.37	.58	(.20)	(.01)
October 31, 2015(7)	10.00	.15	.07	.22	(.11)	—

See accompanying notes which are an integral part of the financial statements.

446 Russell Tax Exempt High Yield Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.20)	10.48	5.73	1,720	1.15	.89	3.81	22
(.10)	10.11	2.11	1,155	1.12	.89	3.16	23

(.17)	10.46	5.31	1,102	1.91	1.64	3.11	22
(.08)	10.10	1.82	498	1.88	1.64	2.82	23

(.20)	10.48	5.72	17,337	1.15	.89	3.81	22
(.10)	10.11	2.13	16,539	1.15	.89	3.81	23

(.21)	10.48	5.85	263,093.90		.64	4.06	22
(.11)	10.11	2.20	231,093.88		.64	3.57	23

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt High Yield Bond Fund 447

Russell Investment Company
Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,029.40	$1,020.84
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.09	$4.07

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,025.90	$1,017.30
	Expenses Paid During Period*	$7.66	$7.62
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,029.70	$1,021.03
of other funds.	Expenses Paid During Period*	$3.89	$3.87

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

448 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,031.00	$1,022.28
Expenses Paid During Period*	$2.63	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Tax Exempt Bond Fund 449

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 95.6%
Alabama - 1.4%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,212
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	621
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,181
Alabama Special Care Facilities Financing Authority Revenue Bonds	850	5.250	06/01/25	873
Birmingham Water Works Board Revenue Bonds(µ)	1,275	5.000	01/01/17	1,312
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,170
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,486
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	571
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,177
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,175
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,671
				19,449
Alaska - 0.1%
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	539
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	855
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	350
				1,744
Arizona - 2.4%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,294
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,149
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,140
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,155
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,519
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,406
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,102
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,912
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,196
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,560
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,809
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,266
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	243
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	513
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	468
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,725
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	966
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,079
				34,502
Arkansas - 0.1%
Henderson State University Revenue Bonds(µ)	850	2.000	11/01/16	855
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	230
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	531
				1,616
California - 8.4%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,635
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	465
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	714
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,446
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,182
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,561
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,125
California State Public Works Board Revenue Bonds	1,100	5.000	12/01/16	1,129

See accompanying notes which are an integral part of the financial statements.

450 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
California State Public Works Board Revenue Bonds	825	4.000	12/01/34	914
California Statewide Communities Development Authority Revenue Bonds	640	3.500	11/01/18	650
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,526
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,555
California Statewide Communities Development Authority Revenue Bonds	1,015	5.000	05/15/30	1,221
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,754
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,194
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	12/01/36	1,092
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	628
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,255
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	816
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	266
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,912
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,338
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,756
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	233
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	589
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	149
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	522
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,171
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	690
El Monte Union High School District General Obligation Unlimited(µ)	4,750	5.500	06/01/34	5,424
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,306
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	310
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	485
Florin Resource Conservation District Revenue Bonds(µ)	100	5.000	09/01/23	122
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	555
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	802
Golden State Tobacco Securitization Corp. Revenue Bonds	3,955	4.500	06/01/27	4,022
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	441
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,496
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	868
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	913
Oxnard School District General Obligation Unlimited(µ)	165	5.250	08/01/26	209
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	1,013
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	405
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	821
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,808
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,695
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,204
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	5,000	5.000	01/15/29	5,719
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,407
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	485
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	1,019
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,637
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,154
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/16	1,000
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,044
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	936
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	152
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,040

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 451

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	723
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,299
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,840
State of California General Obligation Unlimited	365	5.250	07/01/21	416
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,162
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,866
State of California General Obligation Unlimited	5,760	5.000	03/01/26	7,279
State of California General Obligation Unlimited	2,500	5.250	09/01/28	3,021
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,897
State of California General Obligation Unlimited	450	5.000	02/01/31	527
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,602
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,512
West Kern Community College District Certificate Of Participation(µ)	470	3.000	11/01/16	476
				118,600
Colorado - 2.3%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,362
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,427
Colorado Educational & Cultural Facilities Authority Revenue Bonds	300	2.000	12/01/16	302
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,153
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,220	5.000	10/01/20	1,395
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,144
Colorado Health Facilities Authority Revenue Bonds(ae)	745	5.250	06/01/16	748
Colorado Health Facilities Authority Revenue Bonds	255	5.250	06/01/23	256
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,724
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	784
Denver Convention Center Hotel Authority Revenue Bonds(µ)	1,265	5.000	12/01/35	1,277
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,839
E-470 Public Highway Authority Revenue Bonds(µ)	850	5.000	09/01/17	862
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,523
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	516
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	2,030
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	8,040
				32,382
Connecticut - 2.1%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,137
City of Hartford Connecticut General Obligation Unlimited(µ)	375	5.000	10/01/18	413
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,334
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,297
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,738
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,699
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,836
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,489
				28,943
Delaware - 0.1%
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,051

District of Columbia - 0.3%
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,253
Metropolitan Washington Airports Authority Revenue Bonds	1,500	5.000	10/01/35	1,722
				3,975
Florida - 9.3%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	220
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,713

See accompanying notes which are an integral part of the financial statements.

452 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,798
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,884
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,847
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,121
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	474
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,095
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	865
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,366
City of Pembroke Pines Florida Revenue Bonds(µ)	1,000	5.000	10/01/16	1,017
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	602
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	777
City of Tampa Florida Revenue Bonds	1,000	4.000	09/01/33	1,055
Collier County Health Facilities Authority Revenue Bonds	150	2.000	05/01/16	150
Collier County Health Facilities Authority Revenue Bonds	350	2.000	05/01/17	354
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,992
County of Miami-Dade Florida Aviation Revenue Bonds	1,235	5.250	10/01/30	1,442
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,581
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,287
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	1,991
County of Miami-Dade Florida Water & Sewer System Revenue Bonds(µ)	1,500	5.250	10/01/19	1,711
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	10,155
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,716
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,814
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,060
JEA Electric System Revenue Bonds	645	5.000	10/01/20	751
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,059
Miami Beach Health Facilities Authority Revenue Bonds	200	4.000	11/15/16	204
Miami Beach Health Facilities Authority Revenue Bonds	125	4.000	11/15/18	133
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,707
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	381
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	540
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,299
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,533
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,408
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,787
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,029
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	982
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	6,114
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,908
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	793
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	13,112
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,646
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,310
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	8,103
Volusia County School Board Certificate Of Participation(µ)	1,730	5.000	08/01/32	2,074
				130,960
Georgia - 1.6%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,859
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	965
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	4,123
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,173
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,306

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 453

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,526
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,170
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,450
Municipal Electric Authority of Georgia Revenue Bonds(µ)	850	6.250	01/01/17	882
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,522
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	584
Private Colleges & Universities Authority Revenue Bonds	1,190	5.000	04/01/27	1,386
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,198
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,303
				22,447
Guam - 0.9%
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,438
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,993
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,808
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,122
Territory of Guam Revenue Bonds	500	5.375	12/01/24	562
Territory of Guam Revenue Bonds	785	5.000	01/01/32	882
				12,805
Idaho - 0.6%
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,747
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,460
Idaho Housing & Finance Association Revenue Bonds(µ)	1,665	5.250	07/15/26	1,827
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,964
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,108
				8,106
Illinois - 8.2%
Chicago Board of Education General Obligation Unlimited(µ)	1,175	5.000	12/01/19	1,211
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/26	4,901
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,191
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	5,097
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,658
City of Chicago Illinois General Obligation Unlimited	715	5.000	01/01/17	728
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,154
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	587
City of Chicago Illinois General Obligation Unlimited(µ)	380	5.000	01/01/20	387
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	251
City of Chicago Illinois General Obligation Unlimited(µ)	2,535	4.250	12/01/21	2,568
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,514
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	2,941
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,101
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,644
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	759
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	659
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	560
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,783
City of Chicago Illinois Waterworks Revenue Bonds(µ)	100	5.000	11/01/24	102
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,100
City of Freeport Illinois General Obligation Unlimited(µ)	435	2.000	12/01/17	443
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	661
City of Peoria Illinois General Obligation Unlimited	625	5.000	01/01/22	669
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,498
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,717

See accompanying notes which are an integral part of the financial statements.

454 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Cook County Community College District No. 508 General Obligation Unlimited	2,000	5.000	12/01/33	2,236
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	747
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,097
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,103
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,101
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,084
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,799
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,137
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	6,014
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	965
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,553
Metropolitan Pier & Exposition Authority Revenue Bonds	5,565	5.000	12/15/28	6,124
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,256
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,080
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,114
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,739
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	998
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,166
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,213
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,328
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,118
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,504
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,355
State of Illinois Revenue Bonds(µ)	1,000	5.000	06/15/16	1,005
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,532
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,195
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	543
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,258
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,689
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,198
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,356
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	317
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	540
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,274
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	861
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,346
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	849
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	550
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	662
				115,890
Indiana - 0.3%
Ball State University Revenue Bonds(µ)	1,000	5.000	07/01/16	1,007
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,150
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,154
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,074
				4,385
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,660
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,797
				6,457
Kansas - 0.3%

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 455

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,719

Kentucky - 0.4%
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	279
County of Harrison Kentucky Revenue Notes	1,000	1.500	05/01/17	1,000
Kenton County School District Finance Corp. Revenue Bonds	330	2.000	10/01/16	332
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,090
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,677
				5,378
Louisiana - 2.0%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	250	5.000	06/01/27	300
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,153
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,522
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,187
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	925
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	838
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	300	5.000	11/01/19	338
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	1,160	5.000	08/01/22	1,362
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,116
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,897
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	693
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,746
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,007
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	8,319
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	1,049
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,590
				28,042
Maryland - 0.3%
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,527
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,358
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,007
				3,892
Massachusetts - 0.6%
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,021
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,648
Massachusetts Clean Water Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,102
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	2,002
				8,773
Michigan - 3.7%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,797
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,924
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	1,015	5.000	07/01/18	1,022
City of Detroit Michigan Water Supply System Revenue Bonds(µ)	170	4.500	07/01/25	171
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,077
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,134
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,909
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,192
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,700
Michigan Finance Authority Revenue Bonds	3,625	5.000	07/01/16	3,649
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	501
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	675
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	833

See accompanying notes which are an integral part of the financial statements.

456 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	888
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	758
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,169
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,412
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,591
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,587
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,164
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	576
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	639
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,075
Michigan Strategic Fund Tax Allocation(Ê)	5,000	4.125	07/01/45	5,110
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,225	5.125	06/01/22	3,163
Royal Oak School District General Obligation Unlimited	1,435	5.000	05/01/18	1,552
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	514
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,125
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	516
				52,423
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,316
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,114
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,212
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,229
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	797
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,418
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,527
				11,613
Mississippi - 0.3%
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,183
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,169
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,647
				3,999
Missouri - 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	886
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,097
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,329
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	560
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,117
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,116
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,942
Missouri Highway & Transportation Commission Revenue Bonds(ae)	2,500	5.250	05/01/17	2,614
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	568
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/17	102
Poplar Bluff R-I School District Certificate Of Participation(µ)	100	3.000	03/01/18	104
				12,435
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,758
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,986
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,260
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,176
				9,180
Nevada - 0.9%

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 457

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,188
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,179
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,830
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,007
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,560
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	3,065
				12,829
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds(ae)	2,535	5.000	07/01/16	2,553
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,145	5.000	07/01/32	1,150
				3,703
New Jersey - 5.2%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,068
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,100
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,327
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,297
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,285
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	341
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	638
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,050
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,790
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,218
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	2,044
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,720
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,926
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,045
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	84
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,253
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,274
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	818
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,015
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,058
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	522
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,408
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	947
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,201
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,222
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,200
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,625
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,263
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,743
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	3,019
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,074
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	915
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,120	5.250	06/15/30	1,229
Passaic County Improvement Authority Revenue Bonds	250	5.000	08/01/19	280
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,272
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	56
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,243
Tobacco Settlement Financing Corp. Revenue Bonds	3,250	4.750	06/01/34	3,051
				72,621
New Mexico - 0.3%

See accompanying notes which are an integral part of the financial statements.

458 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Albuquerque New Mexico General Obligation Unlimited	2,320	5.000	07/01/17	2,437
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	761
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	700
				3,898
New York - 8.7%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	441
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,633
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	1,020
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,612
Chautauqua Tobacco Asset Securitization Corp. Revenue Bonds	1,560	3.125	06/01/22	1,561
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,194
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,694
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,448
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	3,037
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,971
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,946
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	708
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,065
Metropolitan Transportation Authority Revenue Bonds(ae)	1,065	6.500	11/15/18	1,217
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,712
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	10,079
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,511
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,909
Metropolitan Transportation Authority Revenue Bonds	365	6.500	11/15/28	416
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/35	1,202
New York City Health & Hospital Corp. Revenue Bonds	1,775	5.000	02/15/17	1,836
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,574
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,104
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,044
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,584
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,620
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,106
New York State Dormitory Authority Revenue Bonds	1,625	5.000	07/01/16	1,636
New York State Dormitory Authority Revenue Bonds	1,000	5.000	12/01/16	1,023
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,842
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,140
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,114
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	215
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,825
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	875
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	8,238
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	835
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	8,182
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	2,076
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,837
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,038
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	839
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,737
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,961
New York State Thruway Authority Revenue Bonds	2,700	5.000	03/15/27	3,225
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,012

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 459

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,191
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,150
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,503
				122,744
North Carolina - 0.5%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	832
North Carolina Medical Care Commission Revenue Bonds	400	3.000	06/01/17	410
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	841
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,901
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,122
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,287
				7,393
North Dakota - 0.3%
City of Bowman North Dakota Revenue Notes	1,000	2.500	02/15/17	1,000
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,466
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	548
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	595
				3,609
Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,486
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	475	5.375	06/01/24	460
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,575
City of Akron Ohio Revenue Bonds	1,000	5.000	12/01/24	1,208
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,164
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,450
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,755
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	245
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,315
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	16,746
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,355
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,157
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,302
Kent State University Revenue Bonds(µ)	2,000	5.000	05/01/16	2,000
Lakewood City School District General Obligation Unlimited	260	5.000	11/01/29	315
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,061
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,756
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	427
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	7,260
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,220
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,405
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,204
				63,866
Oklahoma - 0.3%
Cleveland County Educational Facilities Authority Revenue Bonds	500	5.000	06/01/23	600
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,183
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,425
				4,208
Oregon - 0.4%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,179
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	535	5.000	10/01/19	570
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,379
				5,128
Pennsylvania - 3.6%

See accompanying notes which are an integral part of the financial statements.

460 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,029
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,238
Bethlehem Authority Revenue Bonds(µ)	1,000	4.000	11/15/16	1,017
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,063
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,117
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,781
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,369
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	445
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	798
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,157
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,325
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,346
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,788
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	362
General Authority of Southcentral Pennsylvania Revenue Bonds	360	5.000	12/01/28	406
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,022
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,398
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	334
Northampton County General Purpose Authority Revenue Bonds	250	5.000	10/01/31	291
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,384
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,022
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,355	5.000	01/01/23	1,358
Pennsylvania Economic Development Financing Authority Revenue Bonds(Ê)	1,000	3.750	12/01/40	1,046
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,278
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,084
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,191
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,198
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,347
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,182
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,181
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,185
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,674
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,131
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	257
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	238
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	653
				50,695
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited(ae)	620	5.250	07/01/16	625
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	2,015	5.500	07/01/16	2,029
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	860	6.000	07/01/16	866
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	285	5.500	07/01/18	297
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	640	5.500	07/01/19	673
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,012
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,003
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,340	5.000	07/01/35	3,364
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds(µ)	3,050	5.000	07/01/28	3,149
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,411
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	305	5.000	07/01/31	294
Puerto Rico Electric Power Authority Revenue Bonds(µ)	2,105	5.500	07/01/16	2,115
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,013

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 461

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,833
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	209
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,941
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	195
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	140	5.000	07/01/16	140
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	301
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	747
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	950
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	729
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	1,874
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,218
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,675	5.500	07/01/23	1,734
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	680	5.500	07/01/24	702
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	500	5.500	07/01/25	514
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,535
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,091
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	119
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	3,130	5.500	07/01/16	3,158
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	2,480	5.500	07/01/17	2,552
				41,393
Rhode Island - 0.0%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	568

South Carolina - 1.0%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	139
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,133
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,026
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,810
Spartanburg Regional Health Services District Revenue Bonds	5,560	5.000	04/15/32	6,265
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	250	4.000	12/01/18	268
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,666
				14,307
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,160

Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	707
Chattanooga Industrial Development Board Revenue Bonds(µ)	4,000	5.000	10/01/30	4,217
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	757
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	405
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,589
				8,675
Texas - 9.5%
Arlington Higher Education Finance Corp. Revenue Bonds	200	5.875	03/01/24	211
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,212
Arlington Higher Education Finance Corp. Revenue Bonds	525	6.625	03/01/29	557
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,225
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,241
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,398
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	606
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds(µ)	425	4.000	09/01/18	453
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,985

See accompanying notes which are an integral part of the financial statements.

462 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,610
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,387
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,575
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	665
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,059
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,181
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,546
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,593
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,073
Clifton Higher Education Finance Corp. Revenue Bonds	300	2.350	08/15/16	301
Clifton Higher Education Finance Corp. Revenue Bonds	425	3.000	08/15/17	436
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	427
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,241
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,581
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	286
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	204
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	255
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	4,074
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,217
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,553
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,427
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,110
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,815
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,396
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,083
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	775
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,607
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,193
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	887
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,648
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,410
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	822
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,944
Houston Higher Education Finance Corp. Revenue Bonds	555	6.500	05/15/31	665
Karnes County Hospital District Revenue Bonds	840	4.000	02/01/19	877
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,269
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,184
Lower Colorado River Authority Revenue Bonds	5	5.000	05/15/16	5
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,373
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	629
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	725
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	198
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	550
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,394
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,848
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	912
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	130
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,630
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	871
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	940
Reagan Hospital District of Reagan County General Obligation Limited	485	3.750	02/01/23	511

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 463

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	548
Reagan Hospital District of Reagan County General Obligation Limited	3,000	5.000	02/01/34	3,227
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,531
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,536
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,500	2.500	12/01/18	2,530
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	7,087
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,389
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,773
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,055
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	4,038
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,740
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,536
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,241
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	400	4.000	08/15/16	403
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	445	4.000	08/15/17	464
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	321
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,310
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	653
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,298
				134,660
Utah - 0.3%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,115
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	555
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,386
				4,056
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	632

Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue Bonds	4,455	5.000	10/01/18	4,713
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	1,064
Virgin Islands Public Finance Authority Revenue Bonds(µ)	7,400	5.000	10/01/29	8,426
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	740
Virgin Islands Public Finance Authority Revenue Bonds	2,650	5.000	10/01/32	2,880
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	2,408
				20,231
Virginia - 1.0%
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	722
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,087
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,083
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,698
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	569
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	636
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	767
Virginia Commonwealth Transportation Board Revenue Bonds	1,950	5.000	03/15/18	2,107
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,054
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,584
				14,307
Washington - 3.4%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,650
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,572
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,419
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,747

See accompanying notes which are an integral part of the financial statements.

464 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,010
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,257
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060		3.750	09/01/19	1,088
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000		4.500	09/01/22	1,057
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115		5.000	12/01/18	1,232
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,149
Port of Seattle Washington Revenue Bonds	1,285		5.000	03/01/23	1,572
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,051
State of Washington General Obligation Unlimited	3,825		5.000	02/01/25	4,871
State of Washington Revenue Bonds	8,000		5.000	09/01/20	9,289
Washington Health Care Facilities Authority Revenue Bonds	270		5.000	03/01/18	290
Washington Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	831
Washington State Housing Finance Commission Revenue Bonds	1,400		4.375	01/01/21	1,417
					47,502
West Virginia - 0.2%
County of Mason West Virginia Revenue Bonds(Ê)	1,000		1.625	10/01/22	1,004
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,602
					2,606
Wisconsin - 1.4%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,760
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,320
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,991
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,691
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,257
					20,019
Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,103
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/16	1,025
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,064
					3,192
Total Municipal Bonds (cost $1,281,730)					1,347,768

Short-Term Investments - 3.4%
Russell U.S. Cash Management Fund	48,141,404	(8)			48,141
Total Short-Term Investments (cost $48,141)					48,141

Total Investments 99.0% (identified cost $1,329,871)					1,395,909
Other Assets and Liabilities, Net - 1.0%					14,748
Net Assets - 100.0%					1,410,657

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 465

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$19,449	$—	$19,449	1.4
Alaska	—	1,744	—	1,744	0.1
Arizona	—	34,502	—	34,502	2.4
Arkansas	—	1,616	—	1,616	0.1
California	—	118,600	—	118,600	8.4
Colorado	—	32,382	—	32,382	2.3
Connecticut	—	28,943	—	28,943	2.1
Delaware	—	1,051	—	1,051	0.1
District of Columbia	—	3,975	—	3,975	0.3
Florida	—	130,960	—	130,960	9.3
Georgia	—	22,447	—	22,447	1.6
Guam	—	12,805	—	12,805	0.9
Idaho	—	8,106	—	8,106	0.6
Illinois	—	115,890	—	115,890	8.2
Indiana	—	4,385	—	4,385	0.3
Iowa	—	6,457	—	6,457	0.5
Kansas	—	4,719	—	4,719	0.3
Kentucky	—	5,378	—	5,378	0.4
Louisiana	—	28,042	—	28,042	2.0
Maryland	—	3,892	—	3,892	0.3
Massachusetts	—	8,773	—	8,773	0.6
Michigan	—	52,423	—	52,423	3.7
Minnesota	—	11,613	—	11,613	0.8
Mississippi	—	3,999	—	3,999	0.3
Missouri	—	12,435	—	12,435	0.9
Nebraska	—	9,180	—	9,180	0.7
Nevada	—	12,829	—	12,829	0.9
New Hampshire	—	3,703	—	3,703	0.3
New Jersey	—	72,621	—	72,621	5.2
New Mexico	—	3,898	—	3,898	0.3
New York	—	122,744	—	122,744	8.7
North Carolina	—	7,393	—	7,393	0.5
North Dakota	—	3,609	—	3,609	0.3
Ohio	—	63,866	—	63,866	4.5
Oklahoma	—	4,208	—	4,208	0.3
Oregon	—	5,128	—	5,128	0.4
Pennsylvania	—	50,695	—	50,695	3.6
Puerto Rico	—	41,393	—	41,393	2.9
Rhode Island	—	568	—	568	—*
South Carolina	—	14,307	—	14,307	1.0
South Dakota	—	1,160	—	1,160	0.1
Tennessee	—	8,675	—	8,675	0.6
Texas	—	134,660	—	134,660	9.5
Utah	—	4,056	—	4,056	0.3
Vermont	—	632	—	632	—*
Virgin Islands	—	20,231	—	20,231	1.4
Virginia	—	14,307	—	14,307	1.0
Washington	—	47,502	—	47,502	3.4
West Virginia	—	2,606	—	2,606	0.2
Wisconsin	—	20,019	—	20,019	1.4
Wyoming	—	3,192	—	3,192	0.2
Short-Term Investments (a)	—	—	—	48,141	3.4
Total Investments	$—	$1,347,768	$—	$1,395,909	99.0
Other Assets and Liabilities, Net					1.0

See accompanying notes which are an integral part of the financial statements.

466 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
100.0

* Less than .05% of net assets.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the

Fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 467

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,329,871
Investments, at fair value(>)	1,395,909
Receivables:
Dividends and interest	18,987
Dividends from affiliated Russell funds	17
Fund shares sold	3,762
Prepaid expenses	19
Total assets	1,418,694

Liabilities
Payables:
Investments purchased	6,352
Fund shares redeemed	1,036
Accrued fees to affiliates	600
Other accrued expenses	49
Total liabilities	8,037

Net Assets	$1,410,657

See accompanying notes which are an integral part of the financial statements.

468 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,003
Accumulated net realized gain (loss)	(394)
Unrealized appreciation (depreciation) on investments	66,038
Shares of beneficial interest	599
Additional paid-in capital	1,341,411
Net Assets	$1,410,657

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.62
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$24.54
Class A — Net assets	$21,827,534
Class A — Shares outstanding ($.01 par value)	924,092
Net asset value per share: Class C(#)	$23.49
Class C — Net assets	$30,044,822
Class C — Shares outstanding ($.01 par value)	1,279,031
Net asset value per share: Class E(#)	$23.58
Class E — Net assets	$52,661,292
Class E — Shares outstanding ($.01 par value)	2,233,472
Net asset value per share: Class S(#)	$23.54
Class S — Net assets	$1,306,123,515
Class S — Shares outstanding ($.01 par value)	55,489,473
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$48,141

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 469

Russell Investment Company
Russell Tax Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated Russell funds	$81
Interest	22,182
Total investment income	22,263

Expenses
Advisory fees	2,035
Administrative fees	327
Custodian fees	78
Distribution fees - Class A	25
Distribution fees - Class C	106
Transfer agent fees - Class A	20
Transfer agent fees - Class C	28
Transfer agent fees - Class E	52
Transfer agent fees - Class S	1,257
Professional fees	43
Registration fees	58
Shareholder servicing fees - Class C	35
Shareholder servicing fees - Class E	64
Trustees’ fees	18
Printing fees	24
Miscellaneous	9
Expenses before reductions	4,179
Expense reductions	(403)
Net expenses	3,776
Net investment income (loss)	18,487

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	323
Net change in unrealized appreciation (depreciation) on investments	22,772
Net realized and unrealized gain (loss)	23,095
Net Increase (Decrease) in Net Assets from Operations	$41,582

See accompanying notes which are an integral part of the financial statements.

470 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,487	$34,808
Net realized gain (loss)	323	2,000
Net change in unrealized appreciation (depreciation)	22,772	(6,291)
Net increase (decrease) in net assets from operations	41,582	30,517

Distributions
From net investment income
Class A	(243)	(423)
Class C	(248)	(445)
Class E	(646)	(1,494)
Class S	(17,330)	(31,925)
Net decrease in net assets from distributions	(18,467)	(34,287)

Share Transactions*
Net increase (decrease) in net assets from share transactions	78,984	53,719
Total Net Increase (Decrease) in Net Assets	102,099	49,949

Net Assets
Beginning of period	1,308,558	1,258,609
End of period	$1,410,657	$1,308,558
Undistributed (overdistributed) net investment income included in net assets	$3,003	$2,983

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 471

Russell Investment Company
Russell Tax Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	207	$4,823	398	$9,221
Proceeds from reinvestment of distributions	10	238	18	418
Payments for shares redeemed	(131)	(3,050)	(326)	(7,550)
Net increase (decrease)	86	2,011	90	2,089
Class C
Proceeds from shares sold	335	7,799	381	8,803
Proceeds from reinvestment of distributions	10	242	19	432
Payments for shares redeemed	(201)	(4,689)	(430)	(9,916)
Net increase (decrease)	144	3,352	(30)	(681)
Class E
Proceeds from shares sold	192	4,478	604	13,992
Proceeds from reinvestment of distributions	27	634	64	1,470
Payments for shares redeemed	(168)	(3,917)	(1,088)	(25,010)
Net increase (decrease)	51	1,195	(420)	(9,548)
Class S
Proceeds from shares sold	10,613	247,210	21,136	488,569
Proceeds from reinvestment of distributions	732	17,005	1,360	31,388
Payments for shares redeemed	(8,225)	(191,789)	(19,881)	(458,098)
Net increase (decrease)	3,120	72,426	2,615	61,859
Total increase (decrease)	3,401	$78,984	2,255	$53,719

See accompanying notes which are an integral part of the financial statements.

472 Russell Tax Exempt Bond Fund

(This page intentionally left blank)

Russell Investment Company
Russell Tax Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Total Distributions

Class A
April 30, 2016*	23.23	.29	.39	.68	(.29)	(.29)
October 31, 2015	23.27	.54	(.04)	.50	(.54)	(.54)
October 31, 2014	22.62	.50	.64	1.14	(.49)	(.49)
October 31, 2013	23.24	.45	(.63)	(.18)	(.44)	(.44)
October 31, 2012	22.48	.52	.79	1.31	(.55)	(.55)
October 31, 2011	22.64	.62	(.16)	.46	(.62)	(.62)

Class C
April 30, 2016*	23.10	.20	.40	.60	(.21)	(.21)
October 31, 2015	23.14	.38	(.05)	.33	(.37)	(.37)
October 31, 2014	22.50	.34	.62	.96	(.32)	(.32)
October 31, 2013	23.11	.28	(.61)	(.33)	(.28)	(.28)
October 31, 2012	22.36	.37	.77	1.14	(.39)	(.39)
October 31, 2011	22.53	.47	(.18)	.29	(.46)	(.46)

Class E
April 30, 2016*	23.19	.29	.39	.68	(.29)	(.29)
October 31, 2015	23.23	.55	(.05)	.50	(.54)	(.54)
October 31, 2014	22.58	.51	.64	1.15	(.50)	(.50)
October 31, 2013	23.19	.45	(.61)	(.16)	(.45)	(.45)
October 31, 2012	22.44	.54	.76	1.30	(.55)	(.55)
October 31, 2011	22.61	.63	(.17)	.46	(.63)	(.63)

Class S
April 30, 2016*	23.15	.32	.39	.71	(.32)	(.32)
October 31, 2015	23.19	.61	(.05)	.56	(.60)	(.60)
October 31, 2014	22.55	.56	.63	1.19	(.55)	(.55)
October 31, 2013	23.16	.51	(.61)	(.10)	(.51)	(.51)
October 31, 2012	22.41	.60	.76	1.36	(.61)	(.61)
October 31, 2011	22.57	.69	(.16)	.53	(.69)	(.69)

See accompanying notes which are an integral part of the financial statements.

474 Russell Tax Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

23.62	2.94	21,827.83		.81	2.47	5
23.23	2.17	19,472.83		.82	2.35	28
23.27	5.09	17,406.84		.82	2.18	15
22.62	(.77)	16,851.84		.82	1.95	23
23.24	5.89	14,649.84		.83	2.28	29
22.48	2.11	2,918.83		.83	2.80	29

23.49	2.59	30,045	1.58	1.52	1.76	5
23.10	1.45	26,215	1.58	1.53	1.64	28
23.14	4.32	26,956	1.59	1.53	1.47	15
22.50	(1.44)	28,147	1.59	1.53	1.24	23
23.11	5.12	31,628	1.58	1.54	1.62	29
22.36	1.35	22,694	1.59	1.54	2.12	29

23.58	2.97	52,661.83		.77	2.51	5
23.19	2.21	50,598.83		.78	2.38	28
23.23	5.14	60,440.84		.78	2.22	15
22.58	(.68)	51,073.84		.78	1.99	23
23.19	5.87	39,034.83		.79	2.37	29
22.44	2.12	29,512.84		.79	2.86	29

23.54	3.10	1,306,124.58		.52	2.76	5
23.15	2.47	1,212,273.58		.53	2.64	28
23.19	5.37	1,153,807.59		.53	2.47	15
22.55	(.44)	782,853.59		.53	2.24	23
23.16	6.14	613,006.58		.54	2.63	29
22.41	2.43	540,458.59		.54	3.11	29

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund 475

Russell Investment Company
Russell Commodity Strategies Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$976.70	$1,015.12
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$9.63	$9.82

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.96%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$972.20	$1,011.44
	Expenses Paid During Period*	$13.24	$13.50
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.70%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$976.70	$1,015.12
of other funds.	Expenses Paid During Period*	$9.63	$9.82

* Expenses are equal to the Fund's annualized expense ratio of 1.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

476 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$977.00	$1,016.41
Expenses Paid During Period*	$8.36	$8.52

* Expenses are equal to the Fund's annualized expense ratio of 1.70%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$977.10	$1,017.30
Expenses Paid During Period*	$7.47	$7.62

* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Commodity Strategies Fund 477

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair	Principal	Fair
		Amount ($)		Value	Amount ($)	Value
		or Shares		$	or Shares	$
Short-Term Investments - 94.6%
Russell U.S. Cash Management Fund (a)		658,941,589	(8)	658,942	Total Investments 94.6%
United States Treasury Bills					(identified cost $682,937)	682,937
0.299% due 05/19/16 (§)(ç)(~)		19,500		19,496
0.203% due 07/14/16 (§)(ç)(~)	USD	1,000		1,000	Other Assets and Liabilities,
0.218% due 07/14/16 (§)(ç)(~)	USD	3,500		3,499	Net - 5.4%	38,627

Total Short-Term Investments					Net Assets - 100.0%	721,564
(cost $682,937)				682,937

(a) Russell U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Russell
Commodity Strategies Fund’s ownership in the Russell U.S. Cash Management Fund includes proportional ownership in United States Treasury
Bills and Federal Home Loan Discount Notes with approximate aggregate values of $67,161,921 and $53,877,103, respectively which represents
9.31% and 7.47%, respectively of Russell U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of the financial statements.

478 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts		Amount	Date	$
Long Positions
WTI Crude Oil Futures	35	USD	1,607	05/16	(383)
WTI Crude Oil Futures	42	USD	1,961	06/16	(175)
WTI Crude Oil Futures	77	USD	3,713	11/16	(107)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(665)

Total Return Swap Contracts (*)
Amounts in thousands

		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$

Long Reference Entity
Bloomberg Aluminum Subindex	Merrill Lynch	USD	537	10/04/16	—
Bloomberg Aluminum Subindex	UBS	USD	1,360	09/12/16	—
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	1,751	10/04/16	—
Bloomberg Brent Crude Subindex	UBS	USD	7,462	09/19/16	—
Bloomberg Brent Crude Subindex	UBS	USD	3,155	09/19/16	—
Bloomberg Coffee Subindex	Merrill Lynch	USD	492	10/04/16	—
Bloomberg Coffee Subindex	UBS	USD	1,828	08/16/16	—
Bloomberg Commodity Index	Merrill Lynch	USD	21,943	10/04/16	(2)
Bloomberg Commodity Index	UBS	USD	125,233	09/08/16	(12)
Bloomberg Commodity Index 2 Month Forward Total
Return	BNP Paribas	USD	13,316	05/26/16	187
Bloomberg Commodity Index 2 Month Forward Total
Return	Morgan Stanley	USD	15,366	05/26/16	215
Bloomberg Commodity Index 2 Month Forward Total
Return	Societe Generale	USD	6,419	05/26/16	90
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS	USD	12,942	05/26/16	181
Bloomberg Commodity Index Total Return	Societe Generale	USD	9,958	05/26/16	143
Bloomberg Commodity Index Total Return	UBS	USD	15,130	05/26/16	217
Bloomberg Copper Index	JPMorgan Chase	USD	850	03/20/16	—
Bloomberg Copper Index	UBS	USD	5,677	09/19/16	(1)
Bloomberg Cotton Subindex	Merrill Lynch	USD	1,968	10/04/16	—
Bloomberg Gold Subindex	Barclays	USD	2,887	09/30/16	—
Bloomberg Gold Subindex	JPMorgan Chase	USD	524	03/20/16	—
Bloomberg Gold Subindex	Merrill Lynch	USD	8,385	07/15/16	(1)
Bloomberg Gold Subindex	UBS	USD	1,673	09/12/16	—
Bloomberg Heating Oil Subindex	Societe Generale	USD	4,309	02/25/16	(1)
Bloomberg Heating Oil Subindex	UBS	USD	1,431	09/19/16	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	1,583	10/04/16	—
Bloomberg Lean Hogs Subindex	UBS	USD	1,561	09/12/16	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	4,324	10/04/16	(1)
Bloomberg Natural Gas Subindex	UBS	USD	6,265	09/19/16	—
Bloomberg Nickel Index	Barclays	USD	2,983	04/29/16	—
Bloomberg Silver Subindex	Barclays	USD	3,376	04/29/16	—
Bloomberg Silver Subindex	Merrill Lynch	USD	3,174	07/15/16	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	4,181	10/04/16	(1)
Bloomberg Sugar Subindex	UBS	USD	749	08/16/16	—
Bloomberg Unleaded Gasonline Subindex	Merrill Lynch	USD	4,299	10/04/16	(1)
Bloomberg Unleaded Gasonline Subindex	UBS	USD	1,223	09/19/16	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS	USD	3,728	09/19/16	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	5,003	10/04/16	(1)
Cargill Custom Index (#)	Cargill	USD	141,890	03/31/17	—
Macquarie Commodity Customized Product (##)	Macquarie	USD	26,521	05/26/16	355
Merrill Lynch Commodity Index eXtra BIN1 Index (###)	Bank of America	USD	30,847	05/31/16	—
Merrill Lynch Commodity Index eXtra CS2T Index
(####)	Bank of America	USD	30,697	05/26/16	413
Russell Core Commodity Diversified Index (#####)	Newedge	USD	116,276	09/09/16	854
Societe Generale Commodity P04T Index (######)	Societe Generale	USD	17,061	05/26/16	211
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					2,845

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 479

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands

		Notional	Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount	Date	$

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of April 30, 2016, ranged from 0.00% to 0.50%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.138% to 0.296%. Some total return swaps may also have performance-based fees embedded in the value of the swap.
For the period ended April 30, 2016, the performance based fees were $1,648,619.
(#) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Description	% Weights
Corn	15.0
Gold	12.0
WTI Crude Oil - Nymex	8.0
Brent Crude	8.0
Natural Gas	8.0
Soybean Oil	8.0
Copper	7.0
Silver	5.0
Heating Oil	4.0
Aluminum	4.0
London Cocoa	4.0
Sugar	4.0
Unleaded Gasoline	4.0
Live Cattle	3.0
Soy Meal	3.0
Wheat	3.0
Zinc	3.0
Coffee	2.0
Lean Hogs	2.0
Nickel	2.0
KCBT Wheat	1.0
Gas Oil	—*
Cocoa	(4.0)
Palm Oil	(5.0)
Cotton	(8.0)
Soybeans	(9.0)
Cash	16.0
Total	100.0
*Less than 1%.

(##) The following table represents the individual commodity positions underlying the Macquarie Commodity Customized Product swap contract:

Description	% Weights
Gold	12.0
Brent Oil	9.0
Crude Oil	8.0
Copper	7.0
Corn	7.0

See accompanying notes which are an integral part of the financial statements.

480 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Natural Gas	7.0
Soybeans	6.0
Silver	5.0
Aluminum	4.0
Heating Oil	4.0
Unleaded Gasoline	4.0
Lean Hogs	3.0
Live Cattle	3.0
Soybean Meal	3.0
Soybean Oil	3.0
Sugar	3.0
Wheat	3.0
Zinc	3.0
Coffee	2.0
Nickel	2.0
Cotton	1.0
Kansas Wheat	1.0
Total	100.0

(###) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra BIN1 Index swap contract:

Description	% Weights
Gold	17.0
Crude Oil	13.0
Copper	10.0
Soybeans	9.0
Aluminum	7.0
Silver	7.0
Unleaded Gas	6.0
Soy Meal	5.0
Sugar	5.0
Lean Hogs	4.0
Live Cattle	4.0
Soybean Oil	4.0
Zinc	4.0
Nickel	3.0
Cotton	2.0
Corn	—*
Total	100.0

(####) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra CS2T Index swap contract:

Description	% Weights
Gold	12.0
Brent Oil	9.0
Crude Oil	9.0
Copper	7.0
Corn	7.0

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 481

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Natural Gas	7.0
Soybeans	6.0
Silver	5.0
Aluminum	4.0
Heating Oil	4.0
Unleaded Gasoline	4.0
Live Cattle	3.0
Soybean Meal	3.0
Soybean Oil	3.0
Sugar	3.0
Wheat	3.0
Zinc	3.0
Coffee	2.0
Lean Hogs	2.0
Nickel	2.0
Cotton	1.0
Kansas Wheat	1.0
Total	100.0

(#####) The following table represents the individual commodity positions underlying the Russell Core Commodity Diversified Index swap contract:

Description	% Weights
Gold	11.0
Brent Crude Oil	9.0
WTI Crude Oil	8.0
Copper	7.0
Corn	7.0
Natural Gas	7.0
Soybeans	6.0
Aluminum	5.0
Silver	5.0
Heating Oil	4.0
RBOB Gas	4.0
Sugar	4.0
Live Cattle	3.0
Soybean Meal	3.0
Soybean Oil	3.0
Wheat	3.0
Zinc	3.0
Coffee	2.0
Lean Hogs	2.0
Nickel	2.0
Cotton	1.0
Wheat	1.0
Total	100.0

(######) The following table represents the individual commodity positions underlying the Societe Generale Commodity PO4T Index swap contract:

Description	% Weights
Gold	12.0

See accompanying notes which are an integral part of the financial statements.

482 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Brent Oil	9.0
Crude Oil	8.0
Natural Gas	8.0
Copper	7.0
Corn	7.0
Soybeans	6.0
Silver	5.0
Aluminum	4.0
Heating Oil	4.0
Unleaded Gasoline	4.0
Live Cattle	3.0
Soybean Meal	3.0
Soybean Oil	3.0
Sugar	3.0
Wheat	3.0
Zinc	3.0
Coffee	2.0
Lean Hogs	2.0
Nickel	2.0
Cotton	1.0
Kansas Wheat	1.0
Total	100.0

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Short-Term Investments(a)	$—	$23,996	$—	682,937	94.6
Total Investments	—	23,996	—	682,937	94.6
Other Assets and Liabilities, Net					5.4
					100.0
Other Financial Instruments
Futures Contracts	(665)	—	—	(665)	(0.1)
Total Return Swap Contracts	—	2,845	—	2,845	0.4
Total Other Financial Instruments*	$(665)	$2,845	$—	$2,180

*     Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investment.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the
Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 483

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Total return swap contracts, at fair value	$2,866

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	665
Total return swap contracts, at fair value	21
Total	$686
Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$900
Total return swap contracts	(18,586)
Total	$(17,686)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(708)
Total return swap contracts	2,557
Total	$1,849

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

484 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$11	$—	$11
Total Return Swap Contracts	Total return swap contracts, at fair value	2,866	—	2,866
Total Financial and Derivative Assets		2,877	—	2,877
Financial and Derivative Assets not subject to a netting agreement		(11)	—	(11)
Total Financial and Derivative Assets subject to a netting agreement		$2,866	$—	$2,866

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$412	$—	$—	$412
BNP Paribas	187	—	—	187
Macquarie	355	—	355	—
Morgan Stanley	216	—	—	216
Newedge	853	—	—	853
Societe Generale	444	—	—	444
UBS	399	—	—	399
Total	$2,866	$—	$355	$2,511

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 485

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$19	$—	$19
Total Return Swap Contracts	Total return swap contracts, at fair value	21	—	21
Total Financial and Derivative Liabilities		40	—	40
Financial and Derivative Liabilities not subject to a netting agreement		(18)	—	(18)
Total Financial and Derivative Liabilities subject to a netting agreement		$22	$—	$22

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$7	$—	$7	$—
UBS	15	—	13	2
Total	$22	$—	$20	$2

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

486 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2016
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$682,937
Investments, at fair value(>)	682,937
Cash (restricted)(a)	14,553
Receivables:
Dividends and interest	63
Dividends from affiliated Russell funds	232
Investments sold	90,888
Fund shares sold	591
Variation margin on futures contracts	11
Prepaid expenses	6
Total return swap contracts, at fair value(8)	2,866
Total assets	792,147

Liabilities
Payables:
Due to custodian	725
Due to broker (b)	5,460
Investments purchased	60,025
Fund shares redeemed	3,493
Accrued fees to affiliates	577
Other accrued expenses	196
Variation margin on futures contracts	18
Dividends and interest payable	68
Total return swap contracts, at fair value(8)	21
Total liabilities	70,583

Net Assets	$721,564

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 487

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2016
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(11,419)
Accumulated net realized gain (loss)	(17,721)
Unrealized appreciation (depreciation) on:
Futures contracts	(665)
Total return swap contracts	2,845
Shares of beneficial interest	1,308
Additional paid-in capital	747,216
Net Assets	$721,564

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$5.45
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$5.78
Class A — Net assets	$7,136,404
Class A — Shares outstanding ($.01 par value)	1,309,575
Net asset value per share: Class C(#)	$5.25
Class C — Net assets	$4,524,046
Class C — Shares outstanding ($.01 par value)	861,751
Net asset value per share: Class E(#)	$5.45
Class E — Net assets	$12,337,231
Class E — Shares outstanding ($.01 par value)	2,264,261
Net asset value per share: Class S(#)	$5.51
Class S — Net assets	$526,642,086
Class S — Shares outstanding ($.01 par value)	95,553,950
Net asset value per share: Class Y(#)	$5.55
Class Y — Net assets	$170,924,681
Class Y — Shares outstanding ($.01 par value)	30,774,710
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$658,942
(8) Total return swap contracts – premium paid (received)	$—

(a) Cash Collateral for Swaps	$14,553
(b) Due to Broker for Swaps	$5,460
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

488 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2016
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$6
Dividends from affiliated Russell funds	1,030
Interest	15
Total investment income	1,051

Expenses
Advisory fees	5,079
Administrative fees	197
Custodian fees	194
Distribution fees - Class A	8
Distribution fees - Class C	16
Transfer agent fees - Class A	7
Transfer agent fees - Class C	4
Transfer agent fees - Class E	11
Transfer agent fees - Class S	503
Transfer agent fees - Class Y	4
Professional fees	86
Registration fees	44
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	14
Trustees’ fees	12
Printing fees	70
Swap fees	1,649
Miscellaneous	46
Expenses before reductions	7,949
Expense reductions	(2,192)
Net expenses	5,757
Net investment income (loss)	(4,706)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Futures contracts	900
Total return swap contracts	(18,586)
Net realized gain (loss)	(17,686)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(708)
Total return swap contracts	2,557
Net change in unrealized appreciation (depreciation)	1,849
Net realized and unrealized gain (loss)	(15,837)
Net Increase (Decrease) in Net Assets from Operations	$(20,543)

(†)     The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 489

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,706)	$(10,503)
Net realized gain (loss)	(17,686)	(285,192)
Net change in unrealized appreciation (depreciation)	1,849	3,795
Net increase (decrease) in net assets from operations	(20,543)	(291,900)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(37,598)	20,927
Total Net Increase (Decrease) in Net Assets	(58,141)	(270,973)

Net Assets
Beginning of period	779,705	1,050,678
End of period	$721,564	$779,705
Undistributed (overdistributed) net investment income included in net assets	$(11,419)	$(6,713)

(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

490 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	192	$975	492	$3,224
Payments for shares redeemed	(284)	(1,455)	(559)	(3,669)
Net increase (decrease)	(92)	(480)	(67)	(445)
Class C
Proceeds from shares sold	67	328	171	1,076
Payments for shares redeemed	(137)	(669)	(376)	(2,393)
Net increase (decrease)	(70)	(341)	(205)	(1,317)
Class E
Proceeds from shares sold	280	1,445	646	4,107
Payments for shares redeemed	(276)	(1,394)	(670)	(4,243)
Net increase (decrease)	4	51	(24)	(136)
Class S
Proceeds from shares sold	17,367	89,341	42,126	277,127
Payments for shares redeemed	(24,479)	(125,449)	(42,692)	(278,855)
Net increase (decrease)	(7,112)	(36,108)	(566)	(1,728)
Class Y
Proceeds from shares sold	2,324	11,935	16,705	111,513
Payments for shares redeemed	(2,410)	(12,655)	(14,243)	(86,960)
Net increase (decrease)	(86)	(720)	2,462	24,553
Total increase (decrease)	(7,356)	$(37,598)	1,600	$20,927

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 491

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)(k)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2016*	5.58	(.04)	(.09)	(.13)	—	—	—
October 31, 2015	7.64	(.09)	(1.97)	(2.06)	—	—	—
October 31, 2014	8.35	(.12)	(.59)	(.71)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)	(.22)
October 31, 2011	11.65	(.15)	.53	.38	(1.48)	—(f)	—

Class C
April 30, 2016*	5.40	(.06)	(.09)	(.15)	—	—	—
October 31, 2015	7.44	(.13)	(1.91)	(2.04)	—	—	—
October 31, 2014	8.20	(.18)	(.58)	(.76)	—(f)	—(f)	—
October 31, 2013	9.39	(.19)	(1.00)	(1.19)	—	—	—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)	(.22)
October 31, 2011	11.61	(.23)	.52	.29	(1.45)	(f)	—

Class E
April 30, 2016*	5.58	(.04)	(.09)	(.13)	—	—	—
October 31, 2015	7.63	(.09)	(1.96)	(2.05)	—	—	—
October 31, 2014	8.35	(.12)	(.60)	(.72)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)	(.22)
October 31, 2011	11.64	(.15)	.52	.37	(1.47)	—(f)	—

Class S
April 30, 2016*	5.64	(.04)	(.09)	(.13)	—	—	—
October 31, 2015	7.69	(.07)	(1.98)	(2.05)	—	—	—
October 31, 2014	8.40	(.10)	(.61)	(.71)	—(f)	—(f)	—
October 31, 2013	9.52	(.10)	(1.02)	(1.12)	—	—	—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)	(.22)
October 31, 2011	11.65	(.12)	.53	.41	(1.48)	—(f)	—

Class Y
April 30, 2016*	5.68	(.03)	(.10)	(.13)	—	—	—
October 31, 2015	7.73	(.06)	(1.99)	(2.05)	—	—	—
October 31, 2014	8.42	(.08)	(.61)	(.69)	—(f)	—(f)	—
October 31, 2013	9.54	(.08)	(1.04)	(1.12)	—	—	—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)	(.22)
October 31, 2011	11.65	(.10)	.53	.43	(1.49)	—(f)	—

See accompanying notes which are an integral part of the financial statements.

492 Russell Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(k)	Net(d)(e)(k)	Net Assets(d)(e)(k)	Turnover Rate(b)

—	5.45	(2.33)	7,136	2.60	1.96	(1.65)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
—(f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145
(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60
(1.48)	10.55	2.85	21,609	1.78	1.48	(1.30)	123

—	5.25	(2.78)	4,524	3.34	2.70	(2.40)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
—(f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302
—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145
(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60
(1.45)	10.45	2.07	14,748	2.53	2.23	(2.05)	123

—	5.45	(2.33)	12,337	2.60	1.96	(1.65)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
—(f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145
(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60
(1.47)	10.54	2.81	14,850	1.78	1.48	(1.30)	123

—	5.51	(2.30)	526,642	2.34	1.70	(1.40)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
—(f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302
—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145
(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60
(1.48)	10.58	3.15	690,537	1.53	1.23	(1.05)	123

—	5.55	(2.29)	170,925	2.15	1.52	(1.21)	—
—	5.68	(26.52)	175,230	1.64	1.04	(.95)	—
—(f)	7.73	(8.19)	219,596	1.63	1.08	(.97)	302
—	8.42	(11.74)	351,831	1.60	1.08	(.93)	145
(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60
(1.49)	10.59	3.31	494,246	1.35	1.05	(.87)	123

See accompanying notes which are an integral part of the financial statements.

Russell Commodity Strategies Fund 493

Russell Investment Company
Russell Global Infrastructure Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,045.20	$1,017.55
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.48	$7.37

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,042.40	$1,013.82
	Expenses Paid During Period*	$11.27	$11.12
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,046.10	$1,017.55
of other funds.	Expenses Paid During Period*	$7.48	$7.37

* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

494 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,047.40	$1,018.80
Expenses Paid During Period*	$6.21	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,048.30	$1,019.69
Expenses Paid During Period*	$5.30	$5.22

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Infrastructure Fund 495

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.1%			Hopewell Highway Infrastructure, Ltd.
Australia - 8.6%			(Æ)	569,711	284
APA Group	589,150	3,906	Jiangsu Expressway Co., Ltd. Class H	8,844,110	11,565
AusNet Services(Æ)	2,375,115	2,771	Zhejiang Expressway Co., Ltd. Class H	236,000	241
DUET Group	1,805,217	3,088			27,577
Macquarie Atlas Roads Group(Æ)	1,653,302	6,101
Spark Infrastructure Group(Æ)	4,586,112	7,214	France - 6.5%
Sydney Airport	1,955,817	10,121	Aeroports de Paris	92,993	11,707
Transurban Group - ADR(Æ)	8,919,046	78,490	Engie SA(Æ)	86,216	1,423
		111,691	Eutelsat Communications SA(Æ)	175,381	5,440
			Groupe Eurotunnel SE	2,693,503	34,466
Austria - 0.4%			Rubis SCA	49,249	3,841
Flughafen Wien AG(Ñ)	37,033	4,239	Suez Environnement Co.(Ñ)	377,837	6,969
Flughafen Wien AG(Æ)	9,227	1,056	Veolia Environnement SA(Ñ)	75,891	1,865
Oesterreichische Post AG(Æ)	11,817	462	Vinci SA	250,579	18,744
		5,757			84,455

Belgium - 0.2%			Germany - 1.5%
bpost SA	67,128	1,894	Fraport AG Frankfurt Airport Services
Elia System Operator SA	16,782	869	Worldwide	315,231	19,104
		2,763
			Guernsey - 0.1%
Brazil - 1.0%			John Laing Infrastructure Fund, Ltd.	708,380	1,298
CCR SA(Æ)	1,456,089	6,850
Cia de Saneamento Basico do Estado de			Hong Kong - 3.5%
Sao Paulo - ADR(Æ)	607,927	4,645	Beijing Enterprises Holdings, Ltd.	412,449	2,132
CPFL Energias Renovaveis SA(Æ)	90,699	342	Cheung Kong Infrastructure Holdings,
Ultrapar Participacoes SA	84,187	1,773	Ltd.	308,847	2,917
		13,610	China Everbright International, Ltd.	2,542,845	2,847
			China Merchants Holdings International
Canada - 7.5%			Co., Ltd.	8,159,179	24,183
AltaGas, Ltd. - ADR(Ñ)	28,912	703	CLP Holdings, Ltd.	31,450	291
Brookfield Infrastructure Partners, LP	32,251	1,360	Hong Kong & China Gas Co., Ltd.	1,043,223	1,935
Emera, Inc.(Ñ)	62,347	2,259	MTR Corp., Ltd.	136,388	672
Enbridge Income Fund Holdings, Inc.			Power Assets Holdings, Ltd.	1,119,925	10,616
(Æ)	133	3			45,593
Enbridge, Inc.(Ñ)	1,196,657	49,709
Keyera Corp.	84,045	2,707	India - 0.3%
Pembina Pipeline Corp.(Ñ)	58,518	1,758	Power Grid Corp. of India, Ltd.(Æ)	1,610,879	3,476
TransCanada Corp.(Ñ)	803,458	33,356
TransCanada Corp.(Æ)	145,620	5,859	Indonesia - 0.1%
Veresen, Inc.	111,588	808	Tower Bersama Infrastructure Tbk PT(Æ)	2,062,272	926
		98,522
			Italy - 6.9%
Cayman Islands - 0.1%			ASTM SpA	21,960	289
HKBN, Ltd.(Æ)	1,186,766	1,459	Atlantia SpA	1,751,733	48,835
			Ei Towers SpA	29,052	1,709
Chile - 0.5%			Hera SpA	2,150,762	6,470
AES Gener SA(Æ)	2,778,081	1,392	Infrastrutture Wireless Italiane SpA(Æ)
Aguas Andinas SA Class A	3,417,069	1,980	(Þ)	608,732	3,132
Empresa Nacional de Electricidad SA			RAI Way SpA(Þ)	104,538	527
- ADR	27,996	780	Snam Rete Gas SpA	3,009,334	18,415
Endesa Americas SA - ADR(Æ)	27,996	396	Societa Iniziative Autostradali e Servizi
Enersis Americas SA - ADR	140,906	1,206	SpA	103,274	1,081
Enersis Chile SA - ADR(Æ)	140,906	897	Terna Rete Elettrica Nazionale SpA	1,610,424	9,102
		6,651			89,560

China - 2.1%			Japan - 2.8%
China Everbright Water, Ltd.(Æ)(Ñ)	2,332,112	1,123	East Japan Railway Co.(Æ)	167,184	14,794
China Resources Gas Group, Ltd.	546,174	1,543	Japan Airport Terminal Co., Ltd.(Æ)(Ñ)	112,694	3,988
COSCO Pacific, Ltd.	11,884,530	12,623	Kamigumi Co., Ltd.(Æ)	1,729,262	15,574
ENN Energy Holdings, Ltd.	40,648	198	Tokyo Gas Co., Ltd.(Æ)	165,000	724

See accompanying notes which are an integral part of the financial statements.

496 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
West Japan Railway Co.(Æ)	28,000	1,685	Aena SA(Æ)(Þ)	90,569	12,940
		36,765	Cellnex Telecom SAU(Æ)(Þ)	106,748	1,765
			Enagas SA	97,481	2,973
Luxembourg - 0.5%			Ferrovial SA(Æ)	275,662	5,955
SES SA(Æ)(Ñ)	227,715	6,215	Iberdrola SA	1,168,552	8,311
					64,694
Malaysia - 0.1%
Petronas Gas BHD	234,181	1,317	Switzerland - 1.0%
Westports Holdings BHD	171,492	182	Flughafen Zuerich AG(Æ)	14,576	13,404
		1,499
			United Kingdom - 5.8%
Mexico - 1.6%			BBA Aviation PLC(Æ)	2,116,454	6,196
Grupo Aeroportuario del Centro Norte			Centrica PLC(Æ)	99,738	348
SAB de CV - ADR(Æ)	95,256	4,423	Inmarsat PLC	76,702	1,041
Grupo Aeroportuario del Pacifico SAB de			National Grid PLC	1,369,199	19,543
CV - ADR	49,652	4,688	National Grid PLC - ADR(Ñ)	142,928	10,292
Grupo Aeroportuario del Pacifico SAB de			Pennon Group PLC	183,518	2,180
CV Class B(Æ)	637,582	6,007	Scottish & Southern Energy PLC	873,038	19,300
Infraestructura Energetica Nova SAB			Severn Trent PLC Class H	172,923	5,635
de CV	75,072	294	Shanks Group PLC	205,739	241
OHL Mexico SAB de CV(Æ)	1,095,215	1,781	United Utilities Group PLC	768,572	10,565
Promotora y Operadora de					75,341
Infraestructura SAB de CV(Æ)	74,142	940
Promotora y Operadora de			United States - 37.1%
Infraestructura SAB de CV Class			AES Corp.	425,863	4,753
L(Æ)	256,983	2,690	Alliant Energy Corp.	162,179	11,437
		20,823	Ameren Corp.	39,596	1,901
			American Electric Power Co., Inc.	8,951	568
Netherlands - 0.1%			American Tower Corp.(ö)	34,875	3,658
Koninklijke Vopak NV(Æ)	34,888	1,897	American Water Works Co., Inc.	48,457	3,526
			Atmos Energy Corp.	109,339	7,933
New Zealand - 1.5%			Avangrid, Inc.(Æ)	4,741	190
Auckland International Airport, Ltd.(Æ)	2,657,204	11,398	Buckeye Partners, LP(Æ)	32,105	2,312
Contact Energy, Ltd.	100,617	357	CenterPoint Energy, Inc.	53,248	1,142
Infratil, Ltd.	1,824,880	4,126	Cheniere Energy Partners, LP Holdings
Port of Tauranga, Ltd.(Æ)(Ñ)	239,600	3,129	LLC(Æ)	95,603	1,862
Vector, Ltd.(Æ)	4,694	11	Cheniere Energy, Inc.(Æ)	18,499	719
		19,021	CMS Energy Corp.	141,750	5,766
			Columbia Pipeline Group, Inc.	142,035	3,639
Norway - 0.0%			Connecticut Water Service, Inc.	30,490	1,434
Hafslund ASA Class B	59,227	485	Crown Castle International Corp.(ö)	120,681	10,485
			CSX Corp.	262,609	7,161
Philippines - 0.2%			Digital Realty Trust, Inc.(ö)	41,702	3,669
International Container Terminal			Dominion Resources, Inc.	250,076	17,873
Services, Inc.(Æ)	1,522,136	2,105	DTE Energy Co.	49,994	4,457
			Duke Energy Corp.	310,515	24,462
Portugal - 0.1%			Edison International	126,338	8,933
REN - Redes Energeticas Nacionais			El Paso Electric Co.	99,904	4,506
SGPS SA	580,232	1,742	Enterprise Products Partners, LP(Ñ)	443,471	11,836
			Equinix, Inc.(ö)	6,225	2,056
Singapore - 1.0%			Eversource Energy	301,284	17,004
CitySpring Infrastructure Trust	9,897,990	3,605	Exelon Corp.	362,354	12,715
ComfortDelGro Corp., Ltd.	1,081,463	2,319	Genesee & Wyoming, Inc. Class A(Æ)	24,000	1,563
Hutchison Port Holdings Trust Class U	7,700,233	3,414	Great Plains Energy, Inc.	66,909	2,090
Parkway Life Real Estate Investment			Kansas City Southern	15,153	1,436
Trust(Æ)(ö)	1,272,143	2,317	Kinder Morgan, Inc.	1,826,945	32,446
SATS, Ltd.	388,569	1,183	Macquarie Infrastructure Corp.	75,626	5,323
		12,838	Magellan Midstream Partners, LP	229,127	16,513

Spain - 5.0%			New Jersey Resources Corp.	62,282	2,222
Abertis Infraestructuras SA(Æ)	1,937,112	32,750	NextEra Energy, Inc.	536,169	54,266
			NiSource, Inc.	148,329	3,369

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 497

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Norfolk Southern Corp.	34,400		3,100
NorthWestern Corp.	12,662		720
ONE Gas, Inc.	40,560		2,372
ONEOK, Inc.	56,706		2,050
Pattern Energy Group, Inc. Class A	82,781		1,738
PG&E Corp.	600,429		34,945
Phillips 66 Partners, LP(Ñ)	19,460		1,114
Pinnacle West Capital Corp.	243		18
PNM Resources, Inc.	47,473		1,504
PPL Corp.	89,908		3,384
SBA Communications Corp. Class A(Æ)	120,042		12,369
Sempra Energy	99,498		10,283
Shell Midstream Partners, LP	89,919		3,396
SJW Corp.	18		1
Southern Co. (The)	39,658		1,987
Southwest Gas Corp.	13,503		876
Spectra Energy Corp.	1,043,038		32,616
Spire, Inc.(Æ)	6,197		396
Targa Resources Corp.	51,274		2,075
UGI Corp.	249,378		10,035
Union Pacific Corp.	122,457		10,682
Unitil Corp.	34,534		1,365
Waste Connections, Inc.(Ñ)	41,383		2,784
WEC Energy Group, Inc.	156,596		9,115
Westar Energy, Inc. Class A	80,860		4,173
WGL Holdings, Inc.	46,088		3,129
Williams Cos., Inc. (The)	345,653		6,702
Xcel Energy, Inc.	671,174		26,867
			485,021

Total Common Stocks
(cost $1,099,861)			1,254,292

Short-Term Investments - 2.6%
United States - 2.6%
Russell U.S. Cash Management Fund	34,318,771	(8)	34,319
Total Short-Term Investments
(cost $34,319)			34,319

Other Securities - 3.4%
Russell U.S. Cash Collateral Fund(×)	44,218,339	(8)	44,218
Total Other Securities
(cost $44,218)			44,218

Total Investments 102.1%
(identified cost $1,178,398)			1,332,829

Other Assets and Liabilities, Net
- (2.1%)			(27,169)
Net Assets - 100.0%			1,305,660

See accompanying notes which are an integral part of the financial statements.

498 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	53	EUR	2,319	05/16	15
DAX Index Futures	2	EUR	504	06/16	(6)
Euro STOXX Index 50 Futures	52	EUR	1,548	06/16	—
FTSE 100 Index Futures	29	GBP	1,802	06/16	32
Hang Seng Index Futures	19	HKD	19,811	05/16	(45)
IBEX 35 Index Futures	51	EUR	4,593	05/16	208
S&P E-Mini Utilities Select Sector Index Futures	195	USD	9,485	06/16	5
S&P Mid 500 E-Mini Index Futures	60	USD	6,177	06/16	71
S&P/TSX 60 Index Futures	24	CAD	3,906	06/16	101
SPI 200 Index Futures	47	AUD	6,146	06/16	104
TOPIX Index Futures	13	JPY	172,445	06/16	(51)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					434

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	USD	161	HKD	1,247	05/03/16	—
Bank of America	USD	399	CAD	500	06/15/16	(1)
Bank of America	USD	62	EUR	55	05/02/16	1
Bank of America	USD	130	EUR	114	05/02/16	1
Bank of America	USD	2,369	EUR	2,142	06/15/16	86
Bank of America	USD	205	GBP	140	06/15/16	—
Bank of America	USD	235	HKD	1,820	06/15/16	—
Bank of America	AUD	270	USD	204	06/15/16	(1)
Bank of America	AUD	370	USD	277	06/15/16	(4)
Bank of America	AUD	500	USD	382	06/15/16	2
Bank of America	AUD	650	USD	486	06/15/16	(8)
Bank of America	CAD	1,103	USD	873	05/02/16	(6)
Bank of America	CAD	180	USD	138	06/15/16	(6)
Bank of America	CAD	310	USD	234	06/15/16	(13)
Bank of America	CAD	320	USD	251	06/15/16	(4)
Bank of America	CAD	330	USD	263	06/15/16	—
Bank of America	CAD	470	USD	361	06/15/16	(13)
Bank of America	CAD	790	USD	615	06/15/16	(15)
Bank of America	EUR	575	USD	651	05/02/16	(7)
Bank of America	EUR	620	USD	709	06/15/16	(2)
Bank of America	EUR	670	USD	756	06/15/16	(12)
Bank of America	EUR	760	USD	845	06/15/16	(26)
Bank of America	EUR	770	USD	870	06/15/16	(12)
Bank of America	EUR	800	USD	917	06/15/16	—
Bank of America	GBP	80	USD	114	06/15/16	(3)
Bank of America	GBP	120	USD	175	06/15/16	—
Bank of America	GBP	120	USD	173	06/15/16	(3)
Bank of America	GBP	120	USD	169	06/15/16	(6)
Bank of America	GBP	180	USD	257	06/15/16	(6)
Bank of America	GBP	190	USD	269	06/15/16	(9)
Bank of America	GBP	320	USD	454	06/15/16	(13)
Bank of America	HKD	1,225	USD	158	05/03/16	—
Bank of America	HKD	5,193	USD	670	05/03/16	—
Bank of America	HKD	525	USD	68	05/04/16	—
Bank of America	HKD	1,020	USD	132	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 499

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	1,040	USD	134	06/15/16	—
Bank of America	HKD	1,160	USD	150	06/15/16	—
Bank of America	HKD	2,070	USD	267	06/15/16	—
Bank of America	JPY	49,660	USD	446	05/06/16	(21)
Bank of America	JPY	12,650	USD	117	06/15/16	(2)
Bank of America	JPY	13,150	USD	121	06/15/16	(3)
Bank of America	JPY	15,240	USD	134	06/15/16	(9)
BNP Paribas	USD	2,370	EUR	2,142	06/15/16	84
BNP Paribas	AUD	490	USD	372	06/15/16	—
BNP Paribas	AUD	860	USD	657	06/15/16	4
BNP Paribas	CAD	630	USD	492	06/15/16	(10)
BNP Paribas	CAD	930	USD	711	06/15/16	(30)
BNP Paribas	EUR	950	USD	1,084	06/15/16	(5)
BNP Paribas	EUR	2,210	USD	2,521	06/15/16	(12)
BNP Paribas	GBP	310	USD	441	06/15/16	(12)
BNP Paribas	GBP	610	USD	870	06/15/16	(21)
BNP Paribas	HKD	3,030	USD	391	06/15/16	—
BNP Paribas	HKD	3,070	USD	396	06/15/16	—
BNP Paribas	JPY	12,780	USD	118	06/15/16	(2)
BNP Paribas	JPY	25,600	USD	238	06/15/16	(3)
Citigroup	AUD	870	USD	654	06/15/16	(6)
Citigroup	AUD	1,150	USD	890	06/15/16	17
Citigroup	EUR	1,510	USD	1,712	06/15/16	(20)
Citigroup	EUR	1,920	USD	2,192	06/15/16	(10)
Citigroup	HKD	3,160	USD	408	06/15/16	—
Citigroup	HKD	5,100	USD	658	06/15/16	—
Citigroup	JPY	38,830	USD	353	06/15/16	(12)
Citigroup	JPY	39,240	USD	361	06/15/16	(8)
Commonwealth Bank of Australia	USD	2,370	EUR	2,142	06/15/16	86
Credit Suisse	USD	22	CHF	21	05/03/16	—
Credit Suisse	USD	710	EUR	626	05/02/16	7
Credit Suisse	USD	476	HKD	3,689	05/03/16	—
Credit Suisse	AUD	25	USD	19	05/03/16	—
Deutsche Bank	USD	194	CAD	245	05/02/16	1
Deutsche Bank	EUR	562	USD	637	05/02/16	(7)
Deutsche Bank	SGD	4	USD	3	05/05/16	—
HSBC	USD	2,369	EUR	2,142	06/15/16	86
JPMorgan Chase	USD	54	AUD	71	05/02/16	—
JPMorgan Chase	USD	211	EUR	185	05/02/16	1
JPMorgan Chase	USD	659	GBP	451	05/03/16	—
Standard Chartered	USD	3,040	HKD	23,606	06/15/16	4
Standard Chartered	HKD	5,320	USD	685	06/15/16	(1)
State Street	USD	1,308	AUD	1,700	06/15/16	(18)
State Street	USD	2,958	AUD	3,940	06/15/16	33
State Street	USD	4,702	AUD	6,349	06/15/16	117
State Street	USD	193	CAD	242	05/03/16	—
State Street	USD	1,350	CAD	1,693	05/04/16	(1)
State Street	USD	1,023	CAD	1,297	06/15/16	10
State Street	USD	1,987	CAD	2,630	06/15/16	109
State Street	USD	3,120	CAD	4,177	06/15/16	210
State Street	USD	374	EUR	330	05/03/16	3
State Street	USD	1,134	EUR	991	05/03/16	1
State Street	USD	168	EUR	147	05/04/16	—
State Street	USD	3,057	EUR	2,720	06/15/16	62
State Street	USD	7,789	EUR	6,950	06/15/16	180
State Street	USD	156	GBP	107	05/04/16	—

See accompanying notes which are an integral part of the financial statements.

500 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	807	GBP	560	06/15/16	11
State Street	USD	1,984	GBP	1,400	06/15/16	62
State Street	USD	2,889	GBP	2,038	06/15/16	88
State Street	USD	619	HKD	4,802	05/04/16	—
State Street	USD	831	HKD	6,440	06/15/16	—
State Street	USD	1,706	HKD	13,230	06/15/16	1
State Street	USD	631	JPY	70,300	06/15/16	31
State Street	USD	957	JPY	107,660	06/15/16	56
State Street	USD	1,674	JPY	188,227	06/15/16	97
State Street	AUD	810	USD	600	06/15/16	(15)
State Street	BRL	482	USD	137	05/02/16	(4)
State Street	BRL	548	USD	158	05/02/16	(1)
State Street	BRL	987	USD	286	05/03/16	(1)
State Street	CAD	10	USD	8	05/02/16	—
State Street	CAD	41	USD	33	05/02/16	—
State Street	CAD	760	USD	568	06/15/16	(38)
State Street	EUR	1,400	USD	1,549	06/15/16	(56)
State Street	GBP	270	USD	383	06/15/16	(12)
State Street	JPY	26,360	USD	234	06/15/16	(14)
State Street	SGD	42	USD	31	05/04/16	—
UBS	USD	2,370	EUR	2,142	06/15/16	85
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,012

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$111,691	$—	$111,691	8.6
Austria	—	4,701	1,056	5,757	0.4
Belgium	—	2,763	—	2,763	0.2
Brazil	13,610	—	—	13,610	1.0
Canada	98,522	—	—	98,522	7.5
Cayman Islands	—	1,459	—	1,459	0.1
Chile	6,651	—	—	6,651	0.5
China	—	27,577	—	27,577	2.1
France	—	84,455	—	84,455	6.5
Germany	—	19,104	—	19,104	1.5
Guernsey	—	1,298	—	1,298	0.1
Hong Kong	—	45,593	—	45,593	3.5
India	—	3,476	—	3,476	0.3
Indonesia	—	926	—	926	0.1
Italy	—	89,560	—	89,560	6.9
Japan	—	36,765	—	36,765	2.8
Luxembourg	—	6,215	—	6,215	0.5
Malaysia	—	1,499	—	1,499	0.1
Mexico	20,823	—	—	20,823	1.6
Netherlands	—	1,897	—	1,897	0.1
New Zealand	—	19,021	—	19,021	1.5
Norway	—	485	—	485	—*
Philippines	—	2,105	—	2,105	0.2
Portugal	—	1,742	—	1,742	0.1

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 501

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Russell Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Singapore	—	12,838	—	12,838	1.0
Spain	—	64,694	—	64,694	5.0
Switzerland	—	13,404	—	13,404	1.0
United Kingdom	10,292	65,049	—	75,341	5.8
United States	485,021	—	—	485,021	37.1
Short-Term Investments(a)	—	—	—	34,319	2.6
Other Securities(a)	—	—	—	44,218	3.4
Total Investments	634,919	618,317	1,056	1,332,829	102.1
Other Assets and Liabilities, Net					(2.1)
					100.0

Other Financial Instruments
Futures Contracts	434	—	—	434	—*
Foreign Currency Exchange Contracts	(32)	1,044	—	1,012	0.1
Total Other Financial Instruments**	$402	$1,044	$—	$1,446

*    Less than .05% of net assets.
**  Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)  Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

502 Russell Global Infrastructure Fund

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Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,536
Variation margin on futures contracts*	536	—
Total	$536	$1,536

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$102	$—
Unrealized depreciation on foreign currency exchange contracts	—	524
Total	$102	$524
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(736)	$—
Foreign currency-related transactions**	—	(263)
Total	$(736)	$(263)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(304)	$—
Foreign currency-related transactions***	—	1,345
Total	$(304)	$1,345

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 503

Russell Investment Company
Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$42,617	$—	$42,617
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,536	—	1,536
Futures Contracts	Variation margin on futures contracts	96	—	96
Total Financial and Derivative Assets		44,249	—	44,249
Financial and Derivative Assets not subject to a netting agreement		(112)	—	(112)
Total Financial and Derivative Assets subject to a netting agreement		$44,137	$—	$44,137

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$89	$89	$—	$—
Barclays	15,371	—	15,371	—
BNP Paribas	89	89	—	—
Citigroup	2,181	17	2,164	—
Commonwealth Bank of Australia	86	—	—	86
Goldman Sachs	741	—	741	—
HSBC	86	—	—	86
ING	6,139	—	6,139	—
JPMorgan Chase	5,112	—	5,112	—
Merrill Lynch	3,256	—	3,256	—
Morgan Stanley	1,559	—	1,559	—
Standard Chartered	4	1	—	3
State Street	1,064	152	—	912
UBS	8,360	—	8,275	85
Total	$44,137	$348	$42,617	$1,172

See accompanying notes which are an integral part of the financial statements.

504 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$377	$—	$377
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	524	—	524
Total Financial and Derivative Liabilities		901	—	901
Financial and Derivative Liabilities not subject to a netting agreement		(424)	—	(424)
Total Financial and Derivative Liabilities subject to a netting agreement		$477	$—	$477

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$172	$89	$—	$83
BNP Paribas	96	89	—	7
Citigroup	56	17	—	39
Standard Chartered	1	1	—	—
State Street	152	152	—	—
Total	$477	$348	$—	$129

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 505

Russell Investment Company
Russell Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,178,398
Investments, at fair value(*)(>)	1,332,829
Cash (restricted)(a)	2,691
Foreign currency holdings(^)	836
Unrealized appreciation on foreign currency exchange contracts	1,536
Receivables:
Dividends and interest	3,879
Dividends from affiliated Russell funds	13
Investments sold	21,458
Fund shares sold	999
Foreign capital gains taxes recoverable	418
Variation margin on futures contracts	96
Prepaid expenses	17
Total assets	1,364,772

Liabilities
Payables:
Investments purchased	10,967
Fund shares redeemed	1,677
Accrued fees to affiliates	1,170
Other accrued expenses	168
Variation margin on futures contracts	377
Deferred capital gains tax liability	11
Unrealized depreciation on foreign currency exchange contracts	524
Payable upon return of securities loaned	44,218
Total liabilities	59,112

Net Assets	$1,305,660

See accompanying notes which are an integral part of the financial statements.

506 Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,171
Accumulated net realized gain (loss)	(60,610)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	154,420
Futures contracts	434
Foreign currency-related transactions	1,088
Shares of beneficial interest	1,135
Additional paid-in capital	1,206,022
Net Assets	$1,305,660

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.19
Class A — Net assets	$7,677,035
Class A — Shares outstanding ($.01 par value)	668,037
Net asset value per share: Class C(#)	$11.44
Class C — Net assets	$7,187,103
Class C — Shares outstanding ($.01 par value)	628,418
Net asset value per share: Class E(#)	$11.50
Class E — Net assets	$23,327,287
Class E — Shares outstanding ($.01 par value)	2,029,279
Net asset value per share: Class S(#)	$11.51
Class S — Net assets	$949,989,357
Class S — Shares outstanding ($.01 par value)	82,546,960
Net asset value per share: Class Y(#)	$11.51
Class Y — Net assets	$317,479,307
Class Y — Shares outstanding ($.01 par value)	27,580,610
Amounts in thousands
(^) Foreign currency holdings - cost	$808
(*) Securities on loan included in investments	$42,617
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$78,537

(a) Cash Collateral for Futures	$2,691
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 507

Russell Investment Company
Russell Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$21,792
Dividends from affiliated Russell funds	54
Securities lending income (net)	279
Less foreign taxes withheld	(1,273)
Total investment income	20,852

Expenses
Advisory fees	7,995
Administrative fees	308
Custodian fees	249
Distribution fees - Class A	9
Distribution fees - Class C	26
Transfer agent fees - Class A	7
Transfer agent fees - Class C	7
Transfer agent fees - Class E	23
Transfer agent fees - Class S	923
Transfer agent fees - Class Y	7
Professional fees	75
Registration fees	47
Shareholder servicing fees - Class C	9
Shareholder servicing fees - Class E	29
Trustees’ fees	20
Printing fees	106
Miscellaneous	14
Expenses before reductions	9,854
Expense reductions	(2,250)
Net expenses	7,604
Net investment income (loss)	13,248

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(30,137)
Futures contracts	(736)
Foreign currency-related transactions	(117)
Net realized gain (loss)	(30,990)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	69,831
Futures contracts	(304)
Foreign currency-related transactions	1,345
Net change in unrealized appreciation (depreciation)	70,872
Net realized and unrealized gain (loss)	39,882
Net Increase (Decrease) in Net Assets from Operations	$53,130

See accompanying notes which are an integral part of the financial statements.

508 Russell Global Infrastructure Fund

Russell Investment Company
Russell Global Infrastructure Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,248	$31,193
Net realized gain (loss)	(30,990)	28,483
Net change in unrealized appreciation (depreciation)	70,872	(110,385)
Net increase (decrease) in net assets from operations	53,130	(50,709)

Distributions
From net investment income
Class A	(47)	(155)
Class C	(26)	(93)
Class E	(148)	(413)
Class S	(7,116)	(21,486)
Class Y	(2,807)	(8,564)
From net realized gain
Class A	(230)	(673)
Class C	(220)	(636)
Class E	(719)	(1,948)
Class S	(28,742)	(83,712)
Class Y	(10,311)	(31,985)
Net decrease in net assets from distributions	(50,366)	(149,665)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(106,313)	(162,926)
Total Net Increase (Decrease) in Net Assets	(103,549)	(363,300)

Net Assets
Beginning of period	1,409,209	1,772,509
End of period	$1,305,660	$1,409,209
Undistributed (overdistributed) net investment income included in net assets	$3,171	$67

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 509

Russell Investment Company
Russell Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	80	$860	95	$1,140
Proceeds from reinvestment of distributions	27	273	68	810
Payments for shares redeemed	(185)	(1,992)	(183)	(2,165)
Net increase (decrease)	(78)	(859)	(20)	(215)
Class C
Proceeds from shares sold	35	379	140	1,679
Proceeds from reinvestment of distributions	24	245	61	727
Payments for shares redeemed	(109)	(1,148)	(233)	(2,703)
Net increase (decrease)	(50)	(524)	(32)	(297)
Class E
Proceeds from shares sold	65	690	458	5,168
Proceeds from reinvestment of distributions	79	814	186	2,205
Payments for shares redeemed	(274)	(2,989)	(718)	(8,442)
Net increase (decrease)	(130)	(1,485)	(74)	(1,069)
Class S
Proceeds from shares sold	8,116	86,508	20,377	244,604
Proceeds from reinvestment of distributions	3,433	35,336	8,728	103,764
Payments for shares redeemed	(18,092)	(193,962)	(36,114)	(430,506)
Net increase (decrease)	(6,543)	(72,118)	(7,009)	(82,138)
Class Y
Proceeds from shares sold	1,094	11,567	1,169	13,909
Proceeds from reinvestment of distributions	1,274	13,118	3,410	40,549
Payments for shares redeemed	(5,266)	(56,012)	(11,231)	(133,665)
Net increase (decrease)	(2,898)	(31,327)	(6,652)	(79,207)
Total increase (decrease)	(9,699)	$(106,313)	(13,787)	$(162,926)

See accompanying notes which are an integral part of the financial statements.

510 Russell Global Infrastructure Fund

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Russell Investment Company
Russell Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	11.43	.10	.37	.47	(.07)	(.34)
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.11	.25	1.07	1.32	(.25)	—(f)
October 31, 2011	10.42	.25	(.22)	.03	(.26)	(.08)

Class C
April 30, 2016*	11.38	.06	.38	.44	(.04)	(.34)
October 31, 2015	12.89	.11	(.62)	(.51)	(.13)	(.87)
October 31, 2014	12.30	.13	1.26	1.39	(.16)	(.64)
October 31, 2013	11.16	.15	1.41	1.56	(.16)	(.26)
October 31, 2012	10.09	.17	1.06	1.23	(.16)	—(f)
October 31, 2011	10.42	.17	(.22)	(.05)	(.20)	(.08)

Class E
April 30, 2016*	11.43	.10	.38	.48	(.07)	(.34)
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.12	.24	1.07	1.31	(.25)	—(f)
October 31, 2011	10.42	.28	(.24)	.04	(.26)	(.08)

Class S
April 30, 2016*	11.44	.11	.38	.49	(.08)	(.34)
October 31, 2015	12.94	.23	(.62)	(.39)	(.24)	(.87)
October 31, 2014	12.33	.26	1.27	1.53	(.28)	(.64)
October 31, 2013	11.19	.26	1.41	1.67	(.27)	(.26)
October 31, 2012	10.13	.27	1.07	1.34	(.28)	—(f)
October 31, 2011	10.42	.26	(.19)	.07	(.28)	(.08)

Class Y
April 30, 2016*	11.45	.12	.37	.49	(.09)	(.34)
October 31, 2015	12.95	.25	(.62)	(.37)	(.26)	(.87)
October 31, 2014	12.34	.28	1.28	1.56	(.31)	(.64)
October 31, 2013	11.19	.27	1.43	1.70	(.29)	(.26)
October 31, 2012	10.13	.29	1.07	1.36	(.30)	—(f)
October 31, 2011	10.42	.27	(.19)	.08	(.29)	(.08)

See accompanying notes which are an integral part of the financial statements.

512 Russell Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.41)	11.49	4.52	7,677	1.83	1.47	1.81	51
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	87
(.89)	12.93	12.95	9,903	1.81	1.47	1.83	119
(.50)	12.32	15.24	7,556	1.82	1.49	2.02	127
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125
(.34)	10.11	.39	4,312	1.87	1.50	2.43	145

(.38)	11.44	4.24	7,187	2.58	2.22	1.05	51
(1.00)	11.38	(4.23)	7,718	2.57	2.22	.96	87
(.80)	12.89	12.00	9,145	2.56	2.22	1.07	119
(.42)	12.30	14.41	5,900	2.58	2.24	1.26	127
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125
(.28)	10.09	(.48)	4,338	2.62	2.25	1.62	145

(.41)	11.50	4.61	23,327	1.83	1.47	1.78	51
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	87
(.89)	12.93	12.92	28,885	1.81	1.47	1.87	119
(.50)	12.32	15.23	21,848	1.83	1.49	1.99	127
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125
(.34)	10.12	.38	14,990	1.86	1.50	2.69	145

(.42)	11.51	4.74	949,990	1.58	1.22	2.04	51
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	87
(.92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119
(.53)	12.33	15.59	755,311	1.57	1.24	2.24	127
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125
(.36)	10.13	.65	460,800	1.61	1.25	2.50	145

(.43)	11.51	4.83	317,479	1.38	1.04	2.20	51
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	87
(.95)	12.95	13.39	480,724	1.36	1.04	2.28	119
(.55)	12.34	15.79	427,919	1.37	1.06	2.33	127
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125
(.37)	10.13	.79	340,308	1.43	1.09	2.55	145

See accompanying notes which are an integral part of the financial statements.

Russell Global Infrastructure Fund 513

Russell Investment Company
Russell Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,017.70	$1,018.00
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.92	$6.92

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,014.00	$1,014.27
	Expenses Paid During Period*	$10.67	$10.67
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,017.70	$1,018.00
of other funds.	Expenses Paid During Period*	$6.92	$6.92

* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

514 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R6	Performance	expenses)
Beginning Account Value
March 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,092.60	$1,020.04
Expenses Paid During Period*	$1.69	$4.87

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.97% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,018.80	$1,019.24
Expenses Paid During Period*	$5.67	$5.67

* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,020.10	$1,020.24
Expenses Paid During Period*	$4.67	$4.67

* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Global Real Estate Securities Fund 515

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.6%			Germany - 2.3%
Australia - 5.8%			ADO Properties SA(Æ)(Þ)	91,632	3,018
BGP Holdings PLC(Å)(Æ)	4,619,419	—	alstria office REIT-AG(Æ)(ö)	211,888	2,975
Dexus Property Group(ö)	1,690,668	10,813	Deutsche EuroShop AG	10,485	488
Goodman Group(ö)	1,034,006	5,412	Deutsche Wohnen AG	323,052	9,889
GPT Group (The)(ö)	699,329	2,673	LEG Immobilien AG(Æ)	65,787	6,094
Investa Office Fund(ö)	200,661	636	Vonovia SE	320,220	10,779
Mirvac Group(ö)	3,218,792	4,572			33,243
Scentre Group(ö)	5,657,590	20,158
Shopping Centres Australasia Property			Hong Kong - 9.3%
Group(ö)	114,257	203	Cheung Kong Property Holdings, Ltd.	3,176,200	21,694
Stockland(ö)	1,256,621	4,172	Hang Lung Properties, Ltd. - ADR	405,000	803
Vicinity Centres(Æ)(ö)	8,210,906	20,613	Henderson Land Development Co., Ltd.	932,222	5,793
Westfield Corp.(ö)	1,665,381	12,737	Hongkong Land Holdings, Ltd.	2,822,767	17,886
		81,989	Hysan Development Co., Ltd.	1,165,000	5,150
			Kerry Properties, Ltd.	304,500	829
Austria - 0.2%			Link REIT(ö)	3,016,797	18,273
Atrium European Real Estate, Ltd.(Æ)	117,973	500	New World Development Co., Ltd.(Æ)	2,134,551	2,117
Buwog AG(Æ)	120,292	2,535	Sino Land Co., Ltd.(Æ)	1,283,600	2,012
		3,035	Sun Hung Kai Properties, Ltd.(Æ)	3,014,982	37,776
			Swire Properties, Ltd.(Æ)	3,130,200	8,112
Brazil - 0.0%			Wharf Holdings, Ltd. (The)(Æ)	2,057,000	11,135
BR Properties SA	71,000	212			131,580

Canada - 2.1%			Ireland - 0.3%
Allied Properties Real Estate Investment			Green REIT PLC(Æ)(ö)	2,051,338	3,385
Trust(ö)	308,334	8,687	Hibernia REIT PLC(ö)	739,020	1,091
Boardwalk Real Estate Investment					4,476
Trust(Ñ)(ö)	34,794	1,489
Brookfield Canada Office Properties(ö)	47,949	1,054	Italy - 0.2%
Canadian Apartment Properties(ö)	2,544	61	Beni Stabili SpA SIIQ(ö)	3,569,277	2,641
Canadian Real Estate Investment
Trust(ö)	79,904	2,821	Japan - 11.4%
Chartwell Retirement Residences(Æ)	132,544	1,461	Activia Properties, Inc.(ö)	1,393	7,503
Crombie Real Estate Investment Trust(ö)	67,113	748	Advance Residence Investment Corp.(ö)	727	1,955
Dream Office Real Estate Investment			Aeon Mall Co., Ltd.	50,300	692
Trust(ö)	44,107	736	Daiwa House REIT Investment Corp.(ö)	209	1,129
First Capital Realty, Inc. Class A	210,367	3,405	Daiwa Office Investment Corp.(ö)	97	626
H&R Real Estate Investment Trust(Ñ)(ö)	162,493	2,839	Frontier Real Estate Investment Corp.(ö)	44	221
RioCan Real Estate Investment Trust(ö)	153,974	3,348	GLP J-Reit(Æ)(ö)	2,467	2,990
Smart Real Estate Investment Trust(ö)	100,451	2,696	Hoshino Resorts REIT, Inc.(Æ)(ö)	2	24
		29,345	Hulic Co., Ltd.	82,335	804
			Hulic Reit, Inc.(ö)	4,597	7,950
China - 0.1%			Industrial & Infrastructure Fund
China Overseas Land & Investment, Ltd.	224,000	711	Investment Corp.(Æ)(ö)	28	141
China Resources Land, Ltd.	120,000	295	Invincible Investment Corp.(Æ)(ö)	4,278	3,213
Dalian Wanda Commercial Properties			Japan Excellent, Inc.(Æ)(ö)	888	1,259
Co., Ltd. Class H(Þ)	21,000	139	Japan Hotel REIT Investment Corp.
		1,145	(Æ)(ö)	3,058	2,751
			Japan Prime Realty Investment Corp.(ö)	931	4,101
Finland - 0.1%			Japan Real Estate Investment Corp.
Citycon OYJ(Æ)	754,793	1,912	(Æ)(ö)	1,480	9,188
			Japan Retail Fund Investment Corp.(ö)	2,959	7,251
France - 3.6%			Kenedix Office Investment Corp. Class
Fonciere Des Regions(Æ)(ö)	14,497	1,373	A(Æ)(ö)	310	1,837
Gecina SA(Æ)(ö)	15,637	2,259	Mitsubishi Estate Co., Ltd.(Æ)	1,398,000	26,570
Icad, Inc.(ö)	68,328	5,382	Mitsui Fudosan Co., Ltd.(Æ)	1,475,350	35,459
Klepierre - GDR(Æ)(Ñ)(ö)	600,065	28,310	Mori Hills REIT Investment Corp. Class
Unibail-Rodamco SE(ö)	48,097	12,889	A(ö)	434	651
		50,213	Mori Trust Sogo Reit, Inc.(Æ)(ö)	209	411
			Nippon Building Fund, Inc.(ö)	522	3,285

See accompanying notes which are an integral part of the financial statements.

516 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nippon Prologis REIT, Inc.(ö)	2,699	6,483	Capital & Counties Properties PLC	83,414	432
Nomura Real Estate Master Fund, Inc.			Capital & Regional PLC(Æ)(ö)	751,604	700
(Æ)(ö)	8,316	12,974	Derwent London PLC(ö)	140,741	6,769
NTT Urban Development Corp.(Æ)	80,100	750	Great Portland Estates PLC(ö)	791,333	8,781
Orix JREIT, Inc.(ö)	616	1,027	Hammerson PLC(ö)	2,361,451	20,209
Premier Investment Corp.(Æ)(ö)	79	101	Helical Bar PLC	33,473	188
Sumitomo Realty & Development Co.,			Intu Properties PLC Class H(Æ)(Ñ)(ö)	517,052	2,304
Ltd.(Æ)	315,000	8,988	Kennedy Wilson Europe Real Estate
Tokyo Tatemono Co., Ltd.	454,100	5,872	PLC	154,740	2,466
Tokyu Fudosan Holdings Corp.(Æ)	225,600	1,511	Land Securities Group PLC(ö)	1,029,240	17,063
Tokyu REIT, Inc.(ö)	20	29	LondonMetric Property PLC(ö)	1,846,965	4,281
United Urban Investment Corp.(ö)	2,302	3,982	LXB Retail Properties PLC(Æ)	724,805	1,070
		161,728	Segro PLC(ö)	1,044,783	6,388
			Shaftesbury PLC(ö)	47,057	627
Netherlands - 1.2%			St. Modwen Properties PLC	198,892	891
Eurocommercial Properties NV(Æ)	33,671	1,574	UNITE Group PLC (The)(Æ)	610,460	5,650
NSI NV(ö)	559,640	2,654	Urban & Civic PLC	214,326	817
Wereldhave NV(ö)	256,861	13,219	Workspace Group PLC(ö)	54,991	672
		17,447			96,512

Norway - 0.1%			United States - 49.6%
Entra ASA(Æ)(Þ)	165,562	1,563	Acadia Realty Trust(ö)	21,582	727
Norwegian Property ASA(Æ)	165,923	186	Alexandria Real Estate Equities, Inc.(ö)	38,277	3,558
		1,749	American Campus Communities, Inc.(ö)	112,456	5,032
			American Homes 4 Rent Class A(ö)	122,257	1,934
Singapore - 1.7%			Apartment Investment & Management
Ascendas Real Estate Investment			Co. Class A(ö)	483,904	19,385
Trust(Æ)(ö)	1,982,600	3,619	AvalonBay Communities, Inc.(ö)	165,624	29,281
CapitaLand Commercial Trust, Ltd.(Æ)			Boston Properties, Inc.(ö)	193,563	24,943
(ö)	619,700	658	Brandywine Realty Trust(ö)	233,842	3,496
CapitaLand Mall Trust Class A(Æ)(ö)	4,513,700	6,941	Brixmor Property Group, Inc.(ö)	514,053	12,980
CapitaLand, Ltd.	2,189,800	5,049	Brookdale Senior Living, Inc. Class
Global Logistic Properties, Ltd.	3,419,950	4,858	A(Æ)	197,462	3,645
Mapletree Industrial Trust(Æ)(ö)	2,152,800	2,568	Camden Property Trust(ö)	92,789	7,491
Suntec Real Estate Investment Trust(Æ)			Care Capital Properties, Inc.(ö)	136,110	3,630
(ö)	88,000	110	Chesapeake Lodging Trust(ö)	85,917	2,116
UOL Group, Ltd.(Æ)	181,680	827	Corporate Office Properties Trust(ö)	58,235	1,495
		24,630	Cousins Properties, Inc.(ö)	790,344	8,180
			CubeSmart(ö)	30,558	905
Spain - 0.7%			CyrusOne, Inc.(ö)	53,574	2,364
Hispania Activos Inmobiliarios SA(Æ)	164,597	2,410	DCT Industrial Trust, Inc.(ö)	52,463	2,118
Inmobiliaria Colonial SA	2,564,478	1,971	DDR Corp.(ö)	567,826	9,937
Merlin Properties Socimi SA(Æ)(ö)	520,925	6,077	DiamondRock Hospitality Co.(ö)	380,296	3,388
		10,458	Digital Realty Trust, Inc.(ö)	96,894	8,525
			Douglas Emmett, Inc.(ö)	264,427	8,581
Sweden - 0.6%			Duke Realty Corp.(ö)	117,346	2,566
Atrium Ljungberg AB Class B(Æ)	38,820	616	DuPont Fabros Technology, Inc.(ö)	139,340	5,549
Castellum AB(Æ)	56,349	901	Education Realty Trust, Inc.(ö)	113,964	4,532
Fabege AB(Æ)	148,131	2,471	Empire State Realty Trust, Inc. Class
Hufvudstaden AB Class A(Æ)	100,326	1,554	A(ö)	380,710	7,047
Wihlborgs Fastigheter AB(Æ)	156,296	3,169	EPR Properties(ö)	7,733	509
		8,711	Equinix, Inc.(ö)	9,102	3,007
			Equity LifeStyle Properties, Inc. Class
Switzerland - 0.5%			A(ö)	95,622	6,549
PSP Swiss Property AG(Æ)	31,203	3,003	Equity Residential(ö)	325,836	22,180
Swiss Prime Site AG Class A(Æ)	39,991	3,501	Essex Property Trust, Inc.(ö)	110,307	24,317
		6,504	Extra Space Storage, Inc.(ö)	125,818	10,688
			Federal Realty Investment Trust(ö)	38,294	5,824
United Kingdom - 6.8%			First Industrial Realty Trust, Inc.(ö)	68,975	1,582
Big Yellow Group PLC(ö)	585,326	6,899	Gaming and Leisure Properties, Inc.(ö)	133,565	4,380
British Land Co. PLC (The)(ö)	978,669	10,305	General Growth Properties, Inc.(ö)	546,200	15,310

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 517

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
HCP, Inc.(ö)	552,996		18,708	Total Short-Term Investments
Healthcare Realty Trust, Inc.(ö)	319,785		9,683	(cost $39,088)			39,088
Healthcare Trust of America, Inc. Class
A(ö)	148,489		4,290
Hilton Worldwide Holdings, Inc.	653,511		14,410	Other Securities - 2.7%
				Russell U.S. Cash Collateral Fund(×)	38,117,007	(8)	38,117
Host Hotels & Resorts, Inc.(ö)	997,967		15,788	Total Other Securities
Hudson Pacific Properties, Inc.(ö)	347,617		10,168
InfraREIT, Inc.(ö)	65,091		1,079	(cost $38,117)			38,117
Kilroy Realty Corp.(ö)	154,302		10,000
Kimco Realty Corp.(ö)	216,026		6,075	Total Investments 102.0%
La Quinta Holdings, Inc.(Æ)	18,406		235	(identified cost $1,194,680)			1,448,824
LaSalle Hotel Properties(ö)	238,179		5,693
Liberty Property Trust(Æ)(ö)	120,535		4,207
Macerich Co. (The)(ö)	20,167		1,534	Other Assets and Liabilities, Net
Mack-Cali Realty Corp.(ö)	82,085		2,098	-(2.0%)			(29,018)
Mid-America Apartment Communities,				Net Assets - 100.0%			1,419,806
Inc.(ö)	75,776		7,253
National Retail Properties, Inc.(ö)	74,870		3,276
Omega Healthcare Investors, Inc.(Ñ)(ö)	256,926		8,676
Paramount Group, Inc.(ö)	147,628		2,465
Pebblebrook Hotel Trust(ö)	76,786		2,122
Post Properties, Inc.(ö)	7,330		421
Prologis, Inc.(ö)	360,384		16,365
Public Storage(ö)	121,882		29,838
QTS Realty Trust, Inc. Class A(ö)	151,055		7,314
Ramco-Gershenson Properties Trust(ö)	226,543		4,012
Realty Income Corp.(ö)	88,684		5,250
Regency Centers Corp.(ö)	117,954		8,693
Retail Opportunity Investments Corp.(ö)	285,941		5,624
Rexford Industrial Realty, Inc.(ö)	226,661		4,254
RLJ Lodging Trust(ö)	5,950		125
Senior Housing Properties Trust(ö)	128,676		2,262
Simon Property Group, Inc.(ö)	431,407		86,786
SL Green Realty Corp.(ö)	107,174		11,262
Sovran Self Storage, Inc.(ö)	17,788		1,890
Spirit Realty Capital, Inc.(ö)	480,344		5,490
Starwood Hotels & Resorts Worldwide,
Inc.	1,515		124
STORE Capital Corp.(ö)	279,672		7,179
Sun Communities, Inc.(ö)	132,836		9,016
Sunstone Hotel Investors, Inc.(ö)	296,844		3,803
Tanger Factory Outlet Centers, Inc.(ö)	267,439		9,382
Taubman Centers, Inc.(ö)	26,543		1,844
UDR, Inc.(ö)	311,874		10,891
Ventas, Inc.(ö)	99,187		6,161
Vornado Realty Trust(ö)	449,152		42,997
Washington Real Estate Investment
Trust(ö)	40,689		1,167
Weingarten Realty Investors(ö)	176,719		6,524
Welltower, Inc.(ö)	108,074		7,503
WP Glimcher, Inc.(ö)	117,843		1,236
Xenia Hotels & Resorts, Inc.(ö)	75,705		1,165
			704,089

Total Common Stocks
(cost $1,117,475)			1,371,619

Short-Term Investments - 2.7%
United States - 2.7%
Russell U.S. Cash Management Fund	39,088,455	(8)	39,088

See accompanying notes which are an integral part of the financial statements.

518 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	4,619,419	—	—	—
						—
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	668	USD	20,094	06/16	(318)
FTSE/EPRA Europe Index Futures	677	EUR	14,325	06/16	53
Hang Seng Index Futures	20	HKD	20,854	05/16	(48)
MSCI Singapore Index Futures	32	SGD	1,017	05/16	(8)
S&P/TSX 60 Index Futures	8	CAD	1,302	06/16	40
SPI 200 Index Futures	23	AUD	3,008	06/16	100
TOPIX Index Futures	34	JPY	451,010	06/16	51
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(130)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	275	AUD	360	05/02/16	(2)
Bank of America	USD	841	AUD	1,100	06/15/16	(6)
Bank of America	USD	385	CAD	500	06/15/16	13
Bank of America	USD	5,707	EUR	5,000	06/15/16	25
Bank of America	USD	116	GBP	80	05/03/16	—
Bank of America	USD	212	GBP	145	05/03/16	—
Bank of America	USD	88	GBP	60	05/04/16	—
Bank of America	USD	95	GBP	65	05/04/16	—
Bank of America	USD	371	GBP	254	05/04/16	—
Bank of America	USD	2	HKD	13	05/03/16	—
Bank of America	USD	414	HKD	3,208	05/03/16	—
Bank of America	USD	801	HKD	6,212	05/03/16	—
Bank of America	USD	10	HKD	79	05/04/16	—
Bank of America	USD	127	HKD	986	05/04/16	—
Bank of America	USD	252	HKD	1,955	05/04/16	—
Bank of America	USD	335	HKD	2,597	05/04/16	—
Bank of America	USD	1,032	HKD	8,000	06/15/16	—
Bank of America	USD	12	JPY	1,295	05/06/16	—
Bank of America	USD	12	JPY	1,295	05/06/16	—
Bank of America	USD	63	JPY	7,003	05/06/16	3
Bank of America	USD	63	JPY	7,013	05/06/16	3
Bank of America	USD	64	JPY	7,115	05/06/16	3
Bank of America	USD	64	JPY	7,167	05/06/16	3
Bank of America	USD	65	JPY	7,187	05/06/16	3
Bank of America	USD	65	JPY	7,218	05/06/16	3
Bank of America	USD	65	JPY	7,275	05/06/16	3
Bank of America	USD	28	JPY	3,087	05/09/16	1
Bank of America	USD	34	JPY	3,712	05/09/16	1

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 519

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	35	JPY	3,787	05/09/16	1
Bank of America	USD	37	JPY	4,036	05/09/16	1
Bank of America	USD	107	JPY	11,664	05/09/16	2
Bank of America	USD	111	JPY	12,036	05/09/16	2
Bank of America	USD	129	JPY	14,023	05/09/16	3
Bank of America	USD	1,781	JPY	200,000	06/15/16	100
Bank of America	USD	58	SGD	78	05/04/16	—
Bank of America	USD	58	SGD	79	05/04/16	—
Bank of America	USD	52	SGD	69	05/05/16	—
Bank of America	USD	71	SGD	95	05/05/16	—
Bank of America	USD	574	SGD	796	06/15/16	17
Bank of America	AUD	100	USD	75	06/15/16	(1)
Bank of America	AUD	100	USD	76	06/15/16	—
Bank of America	AUD	100	USD	77	06/15/16	1
Bank of America	AUD	100	USD	77	06/15/16	1
Bank of America	AUD	200	USD	155	06/15/16	3
Bank of America	AUD	300	USD	229	06/15/16	2
Bank of America	CAD	100	USD	79	06/15/16	(1)
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	76	06/15/16	(4)
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	78	06/15/16	(1)
Bank of America	EUR	468	USD	532	05/02/16	(5)
Bank of America	EUR	29	USD	34	05/03/16	—
Bank of America	EUR	112	USD	128	05/03/16	—
Bank of America	EUR	150	USD	169	06/15/16	(3)
Bank of America	EUR	200	USD	224	06/15/16	(5)
Bank of America	EUR	300	USD	339	06/15/16	(5)
Bank of America	EUR	350	USD	396	06/15/16	(5)
Bank of America	EUR	400	USD	457	06/15/16	(2)
Bank of America	EUR	400	USD	450	06/15/16	(9)
Bank of America	EUR	400	USD	451	06/15/16	(8)
Bank of America	EUR	1,000	USD	1,141	06/15/16	(5)
Bank of America	HKD	35	USD	4	05/03/16	—
Bank of America	HKD	748	USD	96	05/03/16	—
Bank of America	HKD	849	USD	109	05/03/16	—
Bank of America	HKD	960	USD	124	05/03/16	—
Bank of America	HKD	966	USD	124	05/03/16	—
Bank of America	HKD	1,301	USD	168	05/03/16	—
Bank of America	HKD	1,924	USD	248	05/03/16	—
Bank of America	HKD	222	USD	29	05/04/16	—
Bank of America	HKD	2,520	USD	325	05/04/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	1,000	USD	129	06/15/16	—
Bank of America	HKD	2,000	USD	258	06/15/16	—
Bank of America	JPY	5,322	USD	48	05/02/16	(2)
Bank of America	JPY	22,324	USD	200	05/02/16	(9)
Bank of America	JPY	16,503	USD	148	05/06/16	(7)
Bank of America	JPY	9,689	USD	90	05/09/16	(1)
Bank of America	JPY	20,000	USD	186	06/15/16	(3)
Bank of America	JPY	20,000	USD	183	06/15/16	(5)
Bank of America	JPY	20,000	USD	178	06/15/16	(10)
Bank of America	JPY	30,000	USD	269	06/15/16	(13)
Bank of America	JPY	30,000	USD	276	06/15/16	(6)
Bank of America	JPY	30,000	USD	267	06/15/16	(15)

See accompanying notes which are an integral part of the financial statements.

520 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	SGD	78	USD	58	05/04/16	—
Bank of America	SGD	94	USD	70	05/05/16	—
Bank of America	SGD	100	USD	74	06/15/16	(1)
Bank of America	SGD	100	USD	74	06/15/16	—
Bank of America	SGD	200	USD	149	06/15/16	—
Bank of Montreal	USD	312	AUD	400	06/15/16	(8)
Bank of Montreal	USD	158	CAD	200	06/15/16	1
Bank of Montreal	USD	2,276	EUR	2,000	06/15/16	16
Bank of Montreal	USD	387	HKD	3,000	06/15/16	—
Bank of Montreal	USD	642	JPY	70,000	06/15/16	17
Bank of Montreal	USD	150	SGD	200	06/15/16	(1)
BNP Paribas	USD	822	AUD	1,109	06/15/16	20
BNP Paribas	USD	355	CAD	475	06/15/16	24
BNP Paribas	USD	5,964	EUR	5,389	06/15/16	214
BNP Paribas	USD	1,667	JPY	187,419	06/15/16	96
Brown Brothers Harriman	AUD	100	USD	75	06/15/16	(1)
Brown Brothers Harriman	AUD	100	USD	75	06/15/16	(1)
Brown Brothers Harriman	AUD	300	USD	230	06/15/16	2
Brown Brothers Harriman	CAD	100	USD	75	06/15/16	(4)
Brown Brothers Harriman	CAD	100	USD	78	06/15/16	(2)
Brown Brothers Harriman	EUR	300	USD	336	06/15/16	(8)
Brown Brothers Harriman	EUR	300	USD	331	06/15/16	(13)
Brown Brothers Harriman	EUR	2,000	USD	2,257	06/15/16	(36)
Brown Brothers Harriman	HKD	1,000	USD	129	06/15/16	—
Brown Brothers Harriman	HKD	4,000	USD	516	06/15/16	—
Brown Brothers Harriman	JPY	60,000	USD	549	06/15/16	(15)
Brown Brothers Harriman	SGD	100	USD	73	06/15/16	(1)
HSBC	USD	822	AUD	1,109	06/15/16	20
HSBC	USD	355	CAD	475	06/15/16	24
HSBC	USD	5,962	EUR	5,389	06/15/16	216
HSBC	USD	1,667	JPY	187,419	06/15/16	96
Royal Bank of Canada	CAD	100	USD	76	06/15/16	(4)
Royal Bank of Canada	EUR	300	USD	337	06/15/16	(7)
Royal Bank of Canada	JPY	20,000	USD	177	06/15/16	(11)
Standard Chartered	USD	2,095	HKD	16,269	06/15/16	3
State Street	USD	61	AUD	80	05/03/16	—
State Street	USD	228	AUD	300	06/15/16	—
State Street	USD	374	AUD	500	06/15/16	6
State Street	USD	909	AUD	1,200	06/15/16	1
State Street	USD	130	CAD	164	05/02/16	1
State Street	USD	77	CAD	100	06/15/16	3
State Street	USD	226	CAD	300	06/15/16	13
State Street	USD	458	CAD	600	06/15/16	20
State Street	USD	1,142	EUR	1,000	06/15/16	4
State Street	USD	2,894	EUR	2,600	06/15/16	88
State Street	USD	5,711	EUR	5,000	06/15/16	22
State Street	USD	—	GBP	—	05/04/16	—
State Street	USD	22	GBP	15	05/04/16	—
State Street	USD	24	GBP	17	05/04/16	—
State Street	USD	28	GBP	20	05/04/16	—
State Street	USD	51	GBP	35	05/04/16	—
State Street	USD	89	HKD	689	05/04/16	—
State Street	USD	258	HKD	2,000	06/15/16	—
State Street	USD	645	HKD	5,000	06/15/16	—
State Street	USD	1,032	HKD	8,000	06/15/16	—
State Street	USD	97	JPY	10,801	05/02/16	4

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 521

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	180	JPY	20,064	05/02/16	8
State Street	USD	244	JPY	27,173	05/02/16	11
State Street	USD	109	JPY	12,093	05/06/16	5
State Street	USD	26	JPY	2,809	05/09/16	—
State Street	USD	141	JPY	15,181	05/09/16	2
State Street	USD	197	JPY	21,235	05/09/16	3
State Street	USD	450	JPY	50,000	06/15/16	21
State Street	USD	881	JPY	100,000	06/15/16	61
State Street	USD	1,368	JPY	150,000	06/15/16	43
State Street	USD	73	SGD	100	06/15/16	2
State Street	USD	148	SGD	200	06/15/16	1
State Street	USD	297	SGD	400	06/15/16	—
State Street	AUD	31	USD	23	05/02/16	—
State Street	AUD	38	USD	29	05/03/16	—
State Street	AUD	48	USD	36	05/03/16	—
State Street	AUD	100	USD	76	06/15/16	—
State Street	AUD	200	USD	152	06/15/16	—
State Street	AUD	400	USD	306	06/15/16	3
State Street	AUD	500	USD	376	06/15/16	(4)
State Street	CAD	5	USD	4	05/02/16	—
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CAD	200	USD	154	06/15/16	(6)
State Street	CAD	200	USD	152	06/15/16	(7)
State Street	EUR	35	USD	40	05/02/16	—
State Street	EUR	246	USD	281	05/02/16	(1)
State Street	EUR	500	USD	566	06/15/16	(7)
State Street	EUR	1,000	USD	1,125	06/15/16	(22)
State Street	EUR	1,700	USD	1,939	06/15/16	(10)
State Street	EUR	2,000	USD	2,283	06/15/16	(10)
State Street	GBP	605	USD	883	05/04/16	(1)
State Street	HKD	846	USD	109	05/03/16	—
State Street	HKD	1,602	USD	207	05/03/16	—
State Street	HKD	683	USD	88	05/04/16	—
State Street	HKD	1,000	USD	129	06/15/16	—
State Street	HKD	3,000	USD	387	06/15/16	—
State Street	HKD	3,000	USD	387	06/15/16	—
State Street	HKD	3,000	USD	387	06/15/16	—
State Street	JPY	450	USD	4	05/02/16	—
State Street	JPY	1,277	USD	12	05/02/16	—
State Street	JPY	11,733	USD	105	05/02/16	(5)
State Street	JPY	19,354	USD	174	05/02/16	(8)
State Street	JPY	26,031	USD	234	05/02/16	(11)
State Street	JPY	6,248	USD	56	05/06/16	(3)
State Street	JPY	131	USD	1	05/09/16	—
State Street	JPY	6,142	USD	57	05/09/16	(1)
State Street	JPY	7,941	USD	74	05/09/16	(1)
State Street	JPY	21,917	USD	203	05/09/16	(3)
State Street	JPY	20,000	USD	178	06/15/16	(10)
State Street	JPY	20,000	USD	179	06/15/16	(10)
State Street	JPY	70,000	USD	636	06/15/16	(23)
State Street	JPY	100,000	USD	898	06/15/16	(42)
State Street	SGD	100	USD	74	06/15/16	(1)
State Street	SGD	100	USD	73	06/15/16	(1)
UBS	AUD	100	USD	74	06/15/16	(2)
UBS	EUR	500	USD	561	06/15/16	(13)
UBS	HKD	2,000	USD	258	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

522 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	JPY	10,000	USD	89	06/15/16	(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						803

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$81,989	$—	$81,989	5.8
Austria	—	3,035	—	3,035	0.2
Brazil	212	—	—	212	—*
Canada	29,345	—	—	29,345	2.1
China	—	1,006	139	1,145	0.1
Finland	—	1,912	—	1,912	0.1
France	7,250	42,963	—	50,213	3.6
Germany	—	33,243	—	33,243	2.3
Hong Kong	—	131,580	—	131,580	9.3
Ireland	—	4,476	—	4,476	0.3
Italy	—	2,641	—	2,641	0.2
Japan	—	161,728	—	161,728	11.4
Netherlands	—	17,447	—	17,447	1.2
Norway	—	1,749	—	1,749	0.1
Singapore	—	24,630	—	24,630	1.7
Spain	—	10,458	—	10,458	0.7
Sweden	—	8,711	—	8,711	0.6
Switzerland	—	6,504	—	6,504	0.5
United Kingdom	—	96,512	—	96,512	6.8
United States	704,089	—	—	704,089	49.6
Short-Term Investments (a)	—	—	—	39,088	2.7
Other Securities(a)	—	—	—	38,117	2.7
Total Investments	740,896	630,584	139	1,448,824	102.0
Other Assets and Liabilities, Net					(2.0)
					100.0

Other Financial Instruments
Futures Contracts	(130)	—	—	(130)	(—)*
Foreign Currency Exchange Contracts	4	799	—	803	0.1
Total Other Financial Instruments**	$(126)	$799	$—	$673

*     Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)    Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 523

Russell Investment Company
Russell Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,265
Variation margin on futures contracts*	244	—
Total	$244	$1,265

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$374	$—
Unrealized depreciation on foreign currency exchange contracts	—	462
Total	$374	$462
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,396	$—
Foreign currency-related transactions**	—	(287)
Total	$1,396	$(287)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,990)	$—
Foreign currency-related transactions***	—	1,087
Total	$(1,990)	$1,087

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

524 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$36,728	$ — $	36,728
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,265	—	1,265
Futures Contracts	Variation margin on futures contracts	18	—	18
Total Financial and Derivative Assets		38,011	—	38,011
Financial and Derivative Assets not subject to a netting agreement		(85)	—	(85)
Total Financial and Derivative Assets subject to a netting agreement		$37,926	$ — $	37,926

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$162	$113	$—	$49
Bank of Montreal	35	10	—	25
Barclays	23,318	—	23,318	—
BNP Paribas	354	—	—	354
Brown Brothers Harriman	3	3	—	—
Citigroup	852	—	852	—
HSBC	356	—	—	356
JPMorgan Chase	2,465	—	2,465	—
Merrill Lynch	1,337	—	1,337	—
Morgan Stanley	4,718	—	4,718	—
Standard Chartered	3	—	—	3
State Street	286	155	—	131
UBS	4,037	—	4,037	—
Total	$37,926	$281	$36,727	$918

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 525

Russell Investment Company
Russell Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$401	$—	$401
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	462	—	462
Total Financial and Derivative Liabilities		863	—	863
Financial and Derivative Liabilities not subject to a netting agreement		(461)	—	(461)
Total Financial and Derivative Liabilities subject to a netting agreement		$402	$—	$402

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$113	$113	$—		$—
Bank of Montreal	10	10		—	—
Brown Brothers Harriman	81	3		—	78
Royal Bank of Canada	22	—		—	22
State Street	156	155		—	1
UBS	20	—		—	20
Total	$402	$281	$—		$121

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

526 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,194,680
Investments, at fair value(*)(>)	1,448,824
Cash (restricted)(a)	3,800
Foreign currency holdings(^)	2,461
Unrealized appreciation on foreign currency exchange contracts	1,265
Receivables:
Dividends and interest	3,742
Dividends from affiliated Russell funds	14
Investments sold	8,302
Fund shares sold	1,255
Foreign capital gains taxes recoverable	393
Variation margin on futures contracts	18
Prepaid expenses	20
Total assets	1,470,094

Liabilities
Payables:
Due to custodian	7
Investments purchased	8,879
Fund shares redeemed	1,016
Accrued fees to affiliates	1,254
Other accrued expenses	152
Variation margin on futures contracts	401
Unrealized depreciation on foreign currency exchange contracts	462
Payable upon return of securities loaned	38,117
Total liabilities	50,288

Net Assets	$1,419,806

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 527

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(19,957)
Accumulated net realized gain (loss)	(21,949)
Unrealized appreciation (depreciation) on:
Investments	254,144
Futures contracts	(130)
Foreign currency-related transactions	846
Shares of beneficial interest	387
Additional paid-in capital	1,206,465
Net Assets	$1,419,806

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$35.99
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$38.19
Class A — Net assets	$28,011,909
Class A — Shares outstanding ($.01 par value)	778,361
Net asset value per share: Class C(#)	$34.85
Class C — Net assets	$34,837,071
Class C — Shares outstanding ($.01 par value)	999,693
Net asset value per share: Class E(#)	$36.04
Class E — Net assets	$24,616,469
Class E — Shares outstanding ($.01 par value)	683,054
Net asset value per share: Class R6(#)	$36.79
Class R6 — Net assets	$109,265
Class R6 — Shares outstanding ($.01 par value)	2,970
Net asset value per share: Class S(#)	$36.79
Class S — Net assets	$1,199,580,021
Class S — Shares outstanding ($.01 par value)	32,606,458
Net asset value per share: Class Y(#)	$36.79
Class Y — Net assets	$132,651,414
Class Y — Shares outstanding ($.01 par value)	3,605,979
Amounts in thousands
(^) Foreign currency holdings - cost	$2,456
(*) Securities on loan included in investments	$36,728
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$77,205

(a) Cash Collateral for Futures	$3,800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

528 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$26,007
Dividends from affiliated Russell funds	45
Securities lending income (net)	48
Less foreign taxes withheld	(984)
Total investment income	25,116

Expenses
Advisory fees	5,694
Administrative fees	343
Custodian fees	254
Distribution fees - Class A	34
Distribution fees - Class C	129
Transfer agent fees - Class A	28
Transfer agent fees - Class C	34
Transfer agent fees - Class E	24
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,201
Transfer agent fees - Class Y	3
Professional fees	79
Registration fees	50
Shareholder servicing fees - Class C	43
Shareholder servicing fees - Class E	31
Trustees’ fees	22
Printing fees	141
Miscellaneous	15
Expenses before reductions	8,125
Expense reductions	—**
Net expenses	8,125
Net investment income (loss)	16,991

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	20,483
Futures contracts	1,396
Foreign currency-related transactions	(82)
Net realized gain (loss)	21,797
Net change in unrealized appreciation (depreciation) on:
Investments	(15,864)
Futures contracts	(1,990)
Foreign currency-related transactions	1,197
Net change in unrealized appreciation (depreciation)	(16,657)
Net realized and unrealized gain (loss)	5,140
Net Increase (Decrease) in Net Assets from Operations	$22,131

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 529

Russell Investment Company
Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,991	$26,477
Net realized gain (loss)	21,797	121,451
Net change in unrealized appreciation (depreciation)	(16,657)	(100,147)
Net increase (decrease) in net assets from operations	22,131	47,781

Distributions
From net investment income
Class A	(167)	(767)
Class C	(153)	(755)
Class E	(145)	(798)
Class R6	(1)	—
Class S	(7,690)	(39,352)
Class Y	(893)	(4,706)
From net realized gain
Class A	(1,563)	(1,697)
Class C	(2,013)	(2,370)
Class E	(1,388)	(1,998)
Class S	(66,390)	(84,879)
Class Y	(7,783)	(8,992)
Net decrease in net assets from distributions	(88,186)	(146,314)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(83,993)	(165,258)
Total Net Increase (Decrease) in Net Assets	(150,048)	(263,791)

Net Assets
Beginning of period	1,569,854	1,833,645
End of period	$1,419,806	$1,569,854
Undistributed (overdistributed) net investment income included in net assets	$(19,957)	$(27,899)

See accompanying notes which are an integral part of the financial statements.

530 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	39	$1,384	85	$3,237
Proceeds from reinvestment of distributions	50	1,722	65	2,454
Payments for shares redeemed	(94)	(3,292)	(124)	(4,706)
Net increase (decrease)	(5)	(186)	26	985
Class C
Proceeds from shares sold	29	976	61	2,270
Proceeds from reinvestment of distributions	63	2,114	82	3,062
Payments for shares redeemed	(116)	(3,962)	(196)	(7,273)
Net increase (decrease)	(24)	(872)	(53)	(1,941)
Class E
Proceeds from shares sold	26	894	139	5,319
Proceeds from reinvestment of distributions	43	1,492	72	2,728
Payments for shares redeemed	(86)	(3,025)	(402)	(15,164)
Net increase (decrease)	(17)	(639)	(191)	(7,117)
Class R6(1)
Proceeds from shares sold	3	100	—	—
Proceeds from reinvestment of distributions	—	1	—	—
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	3	101	—	—
Class S
Proceeds from shares sold	2,935	103,746	6,453	251,972
Proceeds from reinvestment of distributions	2,064	73,159	3,171	122,953
Payments for shares redeemed	(6,888)	(247,286)	(13,344)	(523,777)
Net increase (decrease)	(1,889)	(70,381)	(3,720)	(148,852)
Class Y
Proceeds from shares sold	106	3,792	1,279	50,846
Proceeds from reinvestment of distributions	245	8,676	354	13,698
Payments for shares redeemed	(687)	(24,484)	(1,849)	(72,877)
Net increase (decrease)	(336)	(12,016)	(216)	(8,333)
Total increase (decrease)	(2,268)	$(83,993)	(4,154)	$(165,258)
(1) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 531

Russell Investment Company
Russell Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	$
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	In Excess
Class A
April 30, 2016*	37.65	.37	.20	.57	(.21)	(2.02)	—
October 31, 2015	39.99	.51	.37	.88	(.98)	(2.24)	—
October 31, 2014	40.49	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.18	.58	3.94	4.52	(2.08)	(.13)	—
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—	—
October 31, 2011	35.24	.51	(1.38)	(.87)	(.81)	—	(.04)

Class C
April 30, 2016*	36.60	.24	.18	.42	(.15)	(2.02)	—
October 31, 2015	38.96	.22	.36	.58	(.70)	(2.24)	—
October 31, 2014	39.55	.24	2.90	3.14	(.79)	(2.94)	—
October 31, 2013	37.34	.28	3.85	4.13	(1.79)	(.13)	—
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—	—
October 31, 2011	34.52	.23	(1.34)	(1.11)	(.55)	—	(.03)

Class E
April 30, 2016*	37.70	.38	.19	.57	(.21)	(2.02)	—
October 31, 2015	40.02	.50	.39	.89	(.97)	(2.24)	—
October 31, 2014	40.52	.54	2.97	3.51	(1.07)	(2.94)	—
October 31, 2013	38.20	.58	3.95	4.53	(2.08)	(.13)	—
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—	—
October 31, 2011	35.26	.50	(1.38)	(.88)	(.80)	—	(.04)

Class R6
April 30, 2016(8)	33.90	.29	2.85	3.14	(.25)	—	—

Class S
April 30, 2016*	38.42	.43	.19	.62	(.23)	(2.02)	—
October 31, 2015	40.73	.61	.39	1.00	(1.07)	(2.24)	—
October 31, 2014	41.16	.64	3.04	3.68	(1.17)	(2.94)	—
October 31, 2013	38.78	.67	4.02	4.69	(2.18)	(.13)	—
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—	—
October 31, 2011	35.77	.60	(1.41)	(.81)	(.88)	—	(.05)

Class Y
April 30, 2016*	38.39	.46	.21	.67	(.25)	(2.02)	—
October 31, 2015	40.71	.69	.38	1.07	(1.15)	(2.24)	—
October 31, 2014	41.15	.73	3.01	3.74	(1.24)	(2.94)	—
October 31, 2013	38.76	.84	3.94	4.78	(2.25)	(.13)	—
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—	—
October 31, 2011	35.76	.67	(1.40)	(.73)	(.95)	—	(.05)

See accompanying notes which are an integral part of the financial statements.

532 Russell Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(2.23)	35.99	1.77	28,012	1.38	1.38	2.15	32
(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69
(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78
(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64
(.85)	33.52	(2.51)	25,724	1.36	1.36	1.44	69

(2.17)	34.85	1.40	34,837	2.13	2.13	1.41	32
(2.94)	36.60	1.46	37,474	2.12	2.12	.58	61
(3.73)	38.96	9.14	41,936	2.11	2.11	.66	69
(1.92)	39.55	11.34	44,084	2.10	2.10	.73	78
(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64
(.58)	32.83	(3.28)	43,207	2.11	2.11	.67	69

(2.23)	36.04	1.77	24,616	1.38	1.38	2.16	32
(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69
(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78
(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64
(.84)	33.54	(2.51)	35,132	1.36	1.36	1.43	69

(.25)	36.79	9.26	109.99		.97	3.10	32

(2.25)	36.79	1.88	1,199,581	1.13	1.13	2.40	32
(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69
(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78
(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64
(.93)	34.03	(2.28)	1,107,094	1.11	1.11	1.68	69

(2.27)	36.79	2.01	132,651.93		.93	2.59	32
(3.39)	38.39	2.69	151,323.92		.92	1.78	61
(4.18)	40.71	10.45	169,233.91		.91	1.88	69
(2.38)	41.15	12.69	235,303.90		.90	2.03	78
(.85)	38.76	16.53	354,260.92		.92	2.26	64
(1.00)	34.03	(2.10)	376,191.93		.93	1.86	69

See accompanying notes which are an integral part of the financial statements.

Russell Global Real Estate Securities Fund 533

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$968.60	$1,010.99
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$13.66	$13.95

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 2.79%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$965.20	$1,007.26
	Expenses Paid During Period*	$17.30	$17.67
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 3.54%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$968.10	$1,010.99
of other funds.	Expenses Paid During Period*	$13.65	$13.95

* Expenses are equal to the Fund's annualized expense ratio of 2.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

534 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$969.70	$1,012.23
Expenses Paid During Period*	$12.44	$12.71

* Expenses are equal to the Fund's annualized expense ratio of 2.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Multi-Strategy Alternative Fund 535

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 10.8%			10.000% due 12/01/22	160	132
Asset-Backed Securities - 0.2%			Sprint Corp.
Carrington Mortgage Loan Trust			7.875% due 09/15/23	180	140
Series 2006-NC5 Class A5			T-Mobile USA, Inc.
0.262% due 01/25/37 (Ê)	452	326	6.625% due 04/01/23	395	422
Countrywide Asset-Backed			6.000% due 04/15/24	145	152
Certificates			6.500% due 01/15/26	400	424
Series 2004-5 Class M1			Toys R Us, Inc.
1.025% due 08/25/34 (Ê)	183	173	10.375% due 08/15/17	1,035	947
Series 2005-11 Class AF3			Walter Energy, Inc.
4.778% due 02/25/36	159	161	9.875% due 12/15/20 (Ø)	760	—
Series 2006-5 Class 2A2			8.500% due 04/15/21 (Ø)	665	—
0.350% due 08/25/36 (Ê)	94	93	Wells Fargo & Co.
OneMain Financial Issuance Trust			1.975% due 03/04/21 (Ê)	900	915
Series 2015-2A Class A					11,484
2.570% due 07/18/25 (Þ)	200	199	International Debt - 1.7%
		952	ALM XII, Ltd.
Corporate Bonds and Notes - 2.5%			Series 2015-12A Class D
Aegis Merger Sub, Inc.			5.757% due 04/16/27 (Å)(Ê)	340	297
10.250% due 02/15/23 (Þ)	150	144	Altice Finco SA
Albertsons, Inc.			8.125% due 01/15/24 (Þ)	130	127
7.450% due 08/01/29	480	469	7.625% due 02/15/25 (Þ)	45	42
8.000% due 05/01/31	755	753	Altice US Finance SA
Ally Financial, Inc.			7.750% due 07/15/25 (Þ)	65	65
3.600% due 05/21/18	400	402	Banco do Brasil SA
Altice US Finance II Corp.			3.875% due 10/10/22	753	665
7.750% due 07/15/25 (Þ)	85	86	Bluewater Holding BV
American Express Credit Corp.			10.000% due 12/10/19 (Þ)	300	150
Series F			Cathedral Lake Ltd.
2.600% due 09/14/20	1,000	1,024	Series 2014-1A Class C
Blue Cube Spinco, Inc.			3.903% due 01/15/26 (Å)(Ê)	185	163
9.750% due 10/15/23 (Þ)	355	405	Credit Suisse Group Funding
Claire's Stores, Inc.			Guernsey, Ltd.
9.000% due 03/15/19 (Þ)	780	562	3.125% due 12/10/20 (Þ)	1,200	1,202
Clear Channel Worldwide Holdings,			Digicel, Ltd.
Inc.			6.000% due 04/15/21 (Þ)	100	91
Series B			6.750% due 03/01/23 (Þ)	145	131
7.625% due 03/15/20	190	176	Global A&T Electronics, Ltd.
Discover Bank			10.000% due 02/01/19 (Þ)	290	178
Series BKNT			Highbridge Loan Management
3.100% due 06/04/20	610	621	Series 2014-2014 Class D
Frontier Communications Corp.			5.275% due 01/18/25 (Ê)(Þ)	250	207
10.500% due 09/15/22 (Þ)	315	324	ING Bank NV
Liberty Interactive LLC			2.300% due 03/22/19 (Å)	900	910
3.750% due 02/15/30	1,190	663	Lloyds Bank PLC
Manitowoc Co., Inc. (The)			12.000% due 12/29/49 (ƒ)(Þ)	300	394
12.750% due 08/15/21 (Å)	165	170	Offshore Group Investment, Ltd.
Mohegan Tribal Gaming Authority			7.500% due 11/01/19 (Ø)	2,000	—
9.750% due 09/01/21	1,050	1,095	Palmer Square, Ltd.
Neptune Finco Corp.			Series 2014-1A Class D
10.125% due 01/15/23 (Þ)	420	461	5.978% due 10/17/22 (Å)(Ê)	250	222
10.875% due 10/15/25 (Þ)	255	284	Republic of Argentina Government
Nine West Holdings, Inc.			Bond
8.250% due 03/15/19 (Þ)	875	208	Series LOC
Radio One, Inc.			8.280% due 12/31/33 (Å)	1,668	1,827
7.375% due 04/15/22 (Þ)	300	277	SLM Student Loan Trust
Rain CII Carbon LLC / CII Carbon			Series 2003-2 Class A5
Corp.			0.342% due 12/15/23 (Ê)	453	495
8.000% due 12/01/18 (Þ)	265	228	Slovenia Government International
Scientific Games International, Inc.			Bond

See accompanying notes which are an integral part of the financial statements.

536 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series REGS			Series 2007-C1 Class A1A
5.250% due 02/18/24	400	449	5.483% due 12/10/49		787	802
Valeant Pharmaceuticals			HarborView Mortgage Loan Trust
International, Inc.			Series 2005-14 Class 4A1A
7.500% due 07/15/21 (Þ)	300	275	2.597% due 12/19/35 (Ê)		308	229
		7,890	Merrill Lynch Mortgage Investors
Loan Agreements - 0.6%			Trust
Albertson's LLC Term Loan B2			Series 2003-A2 Class 2A3
5.375% due 03/21/19 (Ê)	447	448	2.006% due 03/25/33 (Ê)		306	301
Ascena Retail Group, Inc.Term			Morgan Stanley Capital I, Inc.
Loan B			Series 2010-IQ14 Class A2FX
5.250% due 08/21/22 (Ê)	79	78	5.610% due 04/15/49		209	209
Chromaflo Technologies Corp. 2nd			Sequoia Mortgage Trust
Lien Term Loan			Series 2003-4 Class 2A1
8.250% due 06/02/20 (Å)(Ê)	115	86	0.553% due 07/20/33 (Ê)		154	144
Hilton Worldwide Finance LLC			Wells Fargo Mortgage Backed
Term Loan			Securities
3.500% due 10/25/20 (Ê)	584	586	Series 2004-DD Class 2A6
Mashantucket (Western) Pequot			2.617% due 01/25/33 (Ê)		461	456
Tribe Term Loan B
9.375% due 06/30/20 (Ê)	961	823				5,492
Mount Airy Lodge LLC 1st Lien			Municipal Bonds - 0.2%
Term Loan			Commonwealth of Puerto Rico
13.500% due 04/01/18	191	191	General Obligation Unlimited
The Talbots, Inc. 2nd Lien Term			5.000% due 07/01/33		55	32
Loan			8.000% due 07/01/35		565	367
9.500% due 03/17/21 (Ê)	340	315	5.125% due 07/01/37		45	26
			5.250% due 07/01/37		20	12
		2,527	5.000% due 07/01/41		85	50
Mortgage-Backed Securities - 1.2%			Puerto Rico Sales Tax Financing
Adjustable Rate Mortgage Trust			Corp. Revenue Bonds
Series 2005-5 Class 2A1			Zero coupon due 08/01/54 (µ)		2,975	249
2.758% due 09/25/35 (Ê)	654	538	5.250% due 08/01/57		350	221
Bear Stearns Alt-A Trust						957
Series 2005-10 Class 24A1			Non-US Bonds - 1.0%
2.460% due 01/25/36 (Ê)	598	487	Autonomous Community of
Series 2006-3 Class 31A1			Catalonia
2.799% due 05/25/36 (Ê)	623	421	4.750% due 06/04/18	EUR	400	468
Bear Stearns Structured Products,			Barclays Bank PLC
Inc.			Series RCI
Series 2007-R6 Class 1A1			14.000% due 12/31/49 (ƒ)	GBP	300	545
2.599% due 01/26/36 (Ê)	748	572	Deutsche Bundesrepublik Inflation
CHL Mortgage Pass-Through Trust			Linked Bond
Series 2004-25 Class 2A1			Series I/L
0.542% due 02/25/34 (Ê)	127	109	1.750% due 04/15/20	EUR	216	277
Series 2004-12 Class 11A1			0.100% due 04/15/23	EUR	102	126
3.026% due 08/25/34 (Ê)	273	238	0.100% due 04/15/26	EUR	298	373
Series 2004-16 Class 1A4A			France Government Bond OAT
0.962% due 09/25/34 (Ê)	100	91	Series OATi
Series 2004-25 Class 1A1			0.100% due 07/25/21	EUR	100	122
0.532% due 02/25/35 (Ê)	103	90	France Government International
DSLA Mortgage Loan Trust			Bond OAT
Series 2004-AR3 Class 2A1			Series OATe
2.498% due 07/19/44 (Ê)	96	95	0.250% due 07/25/18	EUR	6	7
Fannie Mae-Aces			2.250% due 07/25/20	EUR	241	318
Series 2012-M16 Class X			1.100% due 07/25/22	EUR	107	139
Interest Only STRIP			0.250% due 07/25/24	EUR	200	249
0.998% due 09/25/22	16,864	710	Series OATi
GE Commercial Mortgage Corp.			0.100% due 03/01/25	EUR	199	242
Trust			Hellenic Republic Government
			International Bond

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 537

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
4.500% due 07/03/17	JPY	80,000	665	Fuji Heavy Industries, Ltd.(Æ)(Û)	10,400	342
Hema Bondco I BV				FUJIFILM Holdings Corp.(Æ)(Û)	1,400	57
5.250% due 06/15/19 (Ê)(Þ)	EUR	360	302	Genting Singapore PLC	98,600	60
LightPoint Pan-European CLO PLC				Hella KGaA Hueck & Co.(Û)	1,459	56
Series 2006-1 Class A				Hoya Corp.(Æ)(Û)	10,900	415
0.476% due 01/31/22 (Ê)	EUR	7	9	Hugo Boss AG(Û)	1,081	69
Meldrew Participation BV Term				Husqvarna AB Class B(Æ)	13,473	107
Loan A				Isuzu Motors, Ltd.(Æ)(Û)	14,200	151
5.000% due 10/31/19	EUR	9	7	ITOCHU Corp.(Æ)(Û)	8,000	101
United Kingdom Gilt Inflation				Kose Corp.(Æ)(Û)	300	27
Linked				Linamar Corp.(Û)	4,842	210
Series 3MO				Lowe's Cos., Inc.	1,300	99
0.125% due 03/22/24	GBP	322	512	Mazda Motor Corp.(Æ)(Û)	7,800	118
0.125% due 03/22/26	GBP	252	404	Mediaset Espana Comunicacion SA(Û)	11,486	149
			4,765	MGM Resorts International(Æ)	33,900	722
United States Government Treasuries - 3.4%				Mitsubishi Motors Corp.(Æ)(Û)	51,700	207
United States Treasury Inflation				Moncler SpA(Û)	8,009	130
Indexed Bonds				MTU Aero Engines AG(Æ)(Û)	418	39
2.125% due 01/15/19		—	—	Murata Manufacturing Co., Ltd.(Æ)(Û)	500	65
0.125% due 04/15/19		961	982	Netflix, Inc.(Æ)	3,300	297
0.125% due 04/15/20		1,114	1,137	New Media Investment Group, Inc.	29,839	479
0.125% due 07/15/24		399	402	NHK Spring Co., Ltd.(Æ)(Û)	22,500	198
0.250% due 01/15/25		501	507	Nitori Holdings Co., Ltd.(Û)	500	46
0.375% due 07/15/25		550	565	NOK Corp.(Æ)(Û)	8,400	138
1.375% due 02/15/44		305	343	Omron Corp.(Æ)(Û)	400	13
United States Treasury Notes				Panasonic Corp.(Æ)(Û)	26,900	237
1.125% due 02/28/21		4,500	4,471	Pandora A/S(Æ)(Û)	1,497	195
1.875% due 08/31/22		700	715	Pola Orbis Holdings, Inc.(Û)	3,600	284
1.500% due 03/31/23		3,200	3,179	Priceline Group, Inc. (The)(Æ)	1,156	1,553
1.750% due 05/15/23		1,600	1,616	Prosegur Cia de Seguridad SA	2,397	14
2.000% due 08/15/25		1,650	1,678	ProSiebenSat.1 Media SE(Û)	1,020	52
			15,595	PVH Corp.	900	86
Total Long-Term Investments				Quebecor, Inc. Class B(Û)	448	12
				Ritchie Bros Auctioneers, Inc.(Û)	6,639	190
(cost $51,746)			49,662	Sankyo Co., Ltd.(Æ)(Û)	5,400	205
				SATS, Ltd.	43,700	133
Common Stocks - 29.9%				Sekisui Chemical Co., Ltd.(Æ)(Û)	18,800	234
Consumer Discretionary - 4.7%				Shaw Communications, Inc. Class B(Û)	4,858	90
Amazon.com, Inc.(Æ)		2,091	1,379	Shimamura Co., Ltd.(Û)	2,000	270
Amer Sports Oyj Class A(Æ)(Û)		1,883	56	Sirius XM Holdings, Inc.(Æ)	233,400	922
Autogrill SpA(Æ)(Û)		12,456	106	Sumitomo Rubber Industries, Ltd.(Û)	6,000	91
AutoZone, Inc.(Æ)		200	153	Suzuki Motor Corp.(Æ)(Û)	6,200	167
Bandai Namco Holdings, Inc.(Æ)(Û)		13,100	278	Time Warner, Inc.	14,500	1,090
Bridgestone Corp.(Û)		3,300	122	Tokyo Broadcasting System Holdings,
Canadian Tire Corp., Ltd. Class A(Û)		2,000	218	Inc.(Æ)(Û)	1,000	14
Charter Communications, Inc. Class				Toyoda Gosei Co., Ltd.(Æ)(Û)	2,900	53
A(Æ)		4,906	1,041	Toyota Boshoku Corp.(Æ)(Û)	9,400	173
City Developments, Ltd.		2,300	14	Tribune Media Co. Class A	44,600	1,719
Coach, Inc.		1,500	60	Wolters Kluwer NV(Æ)(Û)	4,112	157
Comcast Corp. Class A(Æ)(Û)		32,516	1,976			21,379
Costco Wholesale Corp.(Û)		4,864	720

Dentsu, Inc.(Æ)(Û)		300	15	Consumer Staples - 2.4%
Diamond Resorts International, Inc.(Æ)		25,000	530	Ajinomoto Co., Inc.(Æ)(Û)	3,000	70
DISH Network Corp. Class A(Æ)		12,300	606	Alimentation Couche-Tard, Inc. Class
DKSH Holding AG(Æ)		185	12	B(Û)	3,879	170
Dollar Tree, Inc.(Æ)(Û)		12,043	960	British American Tobacco PLC	25,351	1,547
Dollarama, Inc.(Û)		2,751	198	Coca-Cola Co. (The)(Û)	21,406	959
Don Quijote Holdings Co., Ltd.(Û)		1,300	46	Constellation Brands, Inc. Class A(Û)	6,941	1,083
Electrolux AB(Æ)(Û)		8,041	234	Davide Campari-Milano SpA(Û)	2,385	23
Elior Group(Æ)(Þ)		13,873	299	Ebro Foods SA	2,164	49
Fiat Chrysler Automobiles NV(Û)		14,925	120

See accompanying notes which are an integral part of the financial statements.

538 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Empire Co., Ltd. Class A(Û)	10,221	170	Chimera Investment Corp.(ö)	93,400	1,326
Ezaki Glico Co., Ltd.(Æ)(Û)	600	31	CI Financial Corp.(Û)	2,082	46
George Weston, Ltd.(Û)	2,292	199	Citigroup, Inc.	12,800	592
Jeronimo Martins SGPS SA(Æ)(Û)	5,294	87	Concordia Financial Group, Ltd.(Æ)	16,000	77
Kesko OYJ Class B(Æ)(Û)	3,537	141	Dai-ichi Life Insurance Co., Ltd. (The)
Kewpie Corp.(Û)	2,200	58	(Æ)(Û)	13,800	164
Kobayashi Pharmaceutical Co., Ltd.			E*Trade Financial Corp.(Æ)	35,800	902
(Æ)(Û)	200	16	Element Financial Corp.(Æ)(Û)	11,724	132
Koninklijke Ahold NV(Æ)(Û)	9,166	199	Fairfax Financial Holdings, Ltd.(Æ)(Û)	158	85
Kraft Heinz Co. (The)(Û)	15,801	1,233	Federal National Mortgage
Loblaw Cos., Ltd.(Û)	1,352	75	Association(Æ)	100,000	170
Metro, Inc. Class A(Û)	6,986	234	FNF Group	9,100	290
Molson Coors Brewing Co. Class B(Û)	14,262	1,364	Fukuoka Financial Group, Inc.(Æ)(Û)	3,000	10
Mondelez International, Inc. Class A(Û)	28,008	1,203	Gunma Bank, Ltd. (The)(Æ)(Û)	2,000	8
Nisshin Seifun Group, Inc.(Æ)(Û)	2,000	33	Hachijuni Bank, Ltd. (The)(Æ)(Û)	3,000	13
Nomad Foods, Ltd.(Æ)	45,000	366	Hannover Rueck SE(Û)	636	73
Saputo, Inc. - ADR(Û)	1,986	62	Hiroshima Bank, Ltd. (The)(Æ)(Û)	3,000	11
Suedzucker AG(Û)	653	11	Hitachi Capital Corp.(Æ)(Û)	1,400	30
Sugi Holdings Co., Ltd. - GDR(Û)	2,700	130	Hokuhoku Financial Group, Inc.(Æ)	8,000	10
Sundrug Co., Ltd.(Æ)(Û)	2,100	149	HRG Group, Inc.(Æ)	85,100	1,226
Swedish Match AB(Æ)(Û)	2,865	91	IGM Financial, Inc.(Û)	2,410	76
Toyo Suisan Kaisha, Ltd.(Æ)(Û)	3,200	113	Industrial Alliance Insurance &
Tsuruha Holdings, Inc.(Û)	500	48	Financial Services, Inc.(Û)	2,087	69
Walgreens Boots Alliance, Inc.	13,000	1,031	Intact Financial Corp.(Û)	905	67
Yamazaki Baking Co., Ltd.(Æ)(Û)	4,000	98	Mapfre SA	5,397	14
		11,043	Mediobanca SpA(Æ)(Û)	5,072	42
			MGM Growth Properties LLC Class
Energy - 1.3%			A(Æ)(ö)	8,800	194
Baytex Energy Corp.	35,700	183	Mitsubishi UFJ Lease & Finance Co.,
Concho Resources, Inc.(Æ)	9,828	1,142	Ltd.(Æ)(Û)	6,400	28
ENI SpA - ADR(Û)	7,240	118	MS&AD Insurance Group Holdings, Inc.
Fugro NV(Æ)(Û)	5,323	109	(Æ)(Û)	3,800	99
Galp Energia SGPS SA Class B(Û)	7,500	104	Muenchener Rueckversicherungs-
Gamesa Corp. Tecnologica SA(Û)	7,960	156	Gesellschaft AG in Muenchen(Æ)(Û)	719	133
Idemitsu Kosan Co., Ltd.(Æ)(Û)	3,400	72	National Bank of Canada(Û)	1,320	47
Japan Petroleum Exploration Co., Ltd.			National Retail Properties, Inc.(ö)	10,747	470
(Æ)(Û)	6,700	153	Navient Corp.	156,750	2,143
JX Holdings, Inc.(Æ)(Û)	33,900	143	New Residential Investment Corp.(ö)	73,124	885
Neste OYJ(Æ)(Û)	3,058	98	New Senior Investment Group, Inc.(ö)	61,800	667
Repsol SA - ADR(Û)	11,881	157	NN Group NV(Û)	8,092	281
Schlumberger, Ltd.(Û)	6,947	558	OneMain Holdings, Inc.(Æ)	37,900	1,206
Subsea 7 SA(Æ)(Û)	7,603	70	Onex Corp.(Æ)(Û)	468	29
Targa Resources Corp.	29,514	1,194	Partners Group Holding AG	78	32
Transocean, Ltd.(Æ)(Û)	4,446	49	PayPal Holdings, Inc.(Æ)	14,500	568
Vantage Drilling International(Æ)	3,572	339	PennyMac Financial Services, Inc. Class
Vestas Wind Systems A/S(Æ)(Û)	2,261	162	A(Æ)	22,000	280
YPF SA - ADR	52,500	1,058	Physicians Realty Trust(ö)	700	13
			Public Storage(ö)(Û)	1,800	441
		5,865	Realogy Holdings Corp.(Æ)	32,600	1,165
			Resona Holdings, Inc.(Æ)(Û)	10,000	35
Financial Services - 4.6%			Royal Bank of Canada - GDR(Û)	1,765	110
Ageas(Û)	5,600	220	Sompo Japan Nipponkoa Holdings, Inc.
AIA Group, Ltd.	85,600	512	(Æ)(Û)	2,900	75
Allianz SE(Û)	296	50	Suruga Bank, Ltd.(Æ)(Û)	2,100	41
Altisource Portfolio Solutions SA(Æ)	24,207	757	Swiss Life Holding AG(Æ)(Û)	483	122
American International Group, Inc.	39,300	2,194	Swiss Re AG(Æ)(Û)	2,515	223
Bank of America Corp.	40,200	585	Synchrony Financial(Æ)	35,000	1,070
Bank of Montreal(Û)	2,113	138	T&D Holdings, Inc.(Æ)(Û)	7,800	74
Bank of Nova Scotia (The)(Û)	1,699	89	Talanx AG(Û)	1,251	42
Canadian Imperial Bank of Commerce(Û)	1,734	140	Thomson Reuters Corp.(Æ)(Û)	883	36
Chiba Bank, Ltd. (The)(Æ)(Û)	9,000	45	Toronto Dominion Bank(Û)	1,649	73

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 539

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Unipol Gruppo Finanziario SpA	24,716	106	Cameco Corp.(Û)	3,651	46
UnipolSai SpA	17,671	41	Canfor Corp.(Æ)(Û)	8,290	91
Yamaguchi Financial Group, Inc.(Æ)(Û)	1,000	9	CCL Industries, Inc. Class B(Û)	900	165
Zurich Insurance Group AG(Æ)(Û)	300	67	CF Industries Holdings, Inc.(Û)	34,259	1,133
		20,968	Clariant AG(Æ)	2,067	39
			Daicel Chemical Industries, Ltd.(Æ)(Û)	14,400	177
Health Care - 3.1%			Dow Chemical Co. (The)	24,279	1,277
Actelion, Ltd.(Æ)(Û)	2,143	347	Eastman Chemical Co.	8,737	667
Alfresa Holdings Corp.(Æ)(Û)	1,400	27	Eldorado Gold Corp.	6,196	26
Allergan PLC(Æ)	10,553	2,285	Evonik Industries AG(Û)	2,430	77
Almirall SA	6,712	110	First Quantum Minerals, Ltd.(Û)	1,988	17
American Renal Associates Holdings,			Hexpol AB	1,184	12
Inc.(Æ)	700	20	Hitachi Chemical Co., Ltd.(Æ)(Û)	7,500	125
Astellas Pharma, Inc.(Æ)(Û)	12,800	173	Hitachi Metals, Ltd.(Æ)(Û)	6,500	65
Baxter International, Inc.	20,000	884	JSR Corp.(Æ)(Û)	3,500	48
Bristol-Myers Squibb Co.(Û)	15,545	1,122	Kaneka Corp.(Æ)(Û)	17,000	140
Galenica AG	24	35	Kinross Gold Corp.(Æ)(Û)	40,497	231
Gilead Sciences, Inc.	5,900	520	Kuraray Co., Ltd.(Û)	3,500	44
Hisamitsu Pharmaceutical Co., Inc.(Û)	500	24	LIXIL Group Corp.(Æ)(Û)	4,700	98
Humana, Inc.	12,500	2,213	Lundin Mining Corp.(Æ)	16,445	65
Johnson & Johnson(Û)	11,472	1,286	Mitsubishi Chemical Holdings Corp.
Kaken Pharmaceutical Co., Ltd.(Æ)(Û)	3,500	192	(Æ)(Û)	14,800	76
Lonza Group AG(Æ)	861	143	Mitsui Chemicals, Inc.(Æ)(Û)	42,000	138
Medipal Holdings Corp.(Æ)(Û)	7,700	121	Nibe Industrier AB Class B	1,425	50
Millennium Health LLC(Æ)	2,488	15	Nippon Electric Glass Co., Ltd.(Û)	9,000	47
Miraca Holdings, Inc.(Æ)(Û)	500	21	Nippon Shokubai Co., Ltd.(Æ)(Û)	3,100	160
Mitsubishi Tanabe Pharma Corp.(Æ)(Û)	18,600	333	Nitto Denko Corp.(Æ)(Û)	900	48
Novo Nordisk A/S Class B(Æ)(Û)	432	24	NSK, Ltd.(Æ)(Û)	6,500	56
Olympus Corp.(Æ)(Û)	700	27	NTN Corp.(Æ)(Û)	29,000	89
Orion Oyj Class B(Æ)(Û)	3,108	109	Salzgitter AG(Û)	547	19
Otsuka Holdings Co., Ltd.(Û)	7,900	308	Shin-Etsu Chemical Co., Ltd.(Æ)(Û)	200	11
Pfizer, Inc.(Û)	67,006	2,192	Sumitomo Chemical Co., Ltd.(Æ)(Û)	31,000	138
Recordati SpA(Æ)	3,810	97	Taiheiyo Cement Corp.(Æ)(Û)	62,000	162
Santen Pharmaceutical Co., Ltd.(Æ)(Û)	15,500	222	Teck Resources, Ltd. Class B(Û)	1,324	16
Shionogi & Co., Ltd.(Æ)(Û)	700	36	Teijin, Ltd.(Æ)(Û)	25,000	89
SIGA Technologies, Inc.(Æ)	100,000	100	Tosoh Corp.(Æ)(Û)	31,000	140
STADA Arzneimittel AG(Û)	1,597	68	TOTO, Ltd.(Æ)(Û)	500	17
Straumann Holding AG(Æ)	37	13	Yamana Gold, Inc.	14,932	74
Suzuken Co., Ltd.(Æ)(Û)	7,100	241	Yara International ASA(Û)	2,147	86
Swedish Orphan Biovitrum AB Class					8,833
B(Æ)	4,163	61
Theravance Biopharma, Inc.(Æ)	600	12	Producer Durables - 4.3%
UnitedHealth Group, Inc.	5,700	751	ACS Actividades de Construccion y
Valeant Pharmaceuticals International,			Servicios SA(Û)	23,505	778
Inc.(Æ)(Û)	2,037	68	Adecco SA(Æ)(Û)	2,937	189
William Demant Holding A/S(Æ)(Û)	310	32	AerCap Holdings NV(Æ)	53,900	2,156
		14,232	Air Canada Class B(Æ)(Û)	40,328	300
			Amada Holdings Co., Ltd.(Æ)(Û)	14,800	146
Materials and Processing - 1.9%			AMR Corp.(Å)(Æ)	75,000	—
AK Steel Holding Corp.(Æ)	13,800	65	Atlantia SpA(Û)	2,449	68
Asahi Kasei Corp.(Æ)(Û)	10,000	68	Boskalis Westminster(Û)	3,343	139
Ashland, Inc.	13,100	1,462	bpost SA(Û)	2,863	81
Aurubis AG(Æ)(Û)	3,391	184	Canadian Pacific Railway, Ltd.	1,700	245
Ball Corp.	7,700	550	Cargotec Oyj Class B(Æ)(Û)	2,091	79
Barrick Gold Corp.(Û)	7,764	150	Central Japan Railway Co.(Æ)(Û)	1,000	175
BillerudKorsnas AB	12,701	197	Chiyoda Corp.(Æ)(Û)	7,000	53
Boliden AB(Û)	7,168	125	ComfortDelGro Corp., Ltd.	35,100	75
Bombardier, Inc. Class B(Æ)	11,101	17	Danaher Corp.	13,623	1,318
Brenntag AG(Û)	468	27	Delta Air Lines, Inc.	13,500	562
Buzzi Unicem SpA(Û)	1,505	29	Deutsche Lufthansa AG(Æ)(Û)	7,057	110

See accompanying notes which are an integral part of the financial statements.

540 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Disco Corp.(Æ)(Û)	500	42	Alps Electric Co., Ltd.(Æ)(Û)	4,800	82
DSV A/S(Æ)(Û)	2,454	103	Amadeus IT Holding SA Class A	4,400	201
Finmeccanica SpA(Æ)(Û)	8,562	108	ASM International NV(Û)	1,375	56
Finning International, Inc.(Û)	1,823	32	Autodesk, Inc.(Æ)	7,500	449
Flughafen Zuerich AG(Æ)	289	266	BCE, Inc.(Û)	1,969	92
Fraport AG Frankfurt Airport Services			BlackBerry, Ltd. - ADR(Æ)(Û)	3,173	22
Worldwide(Û)	228	14	CGI Group, Inc. Class A(Æ)(Û)	2,395	109
Fuji Electric Co., Ltd.(Æ)(Û)	9,000	38	Constellation Software, Inc.(Û)	393	154
General Electric Co.(Û)	69,015	2,122	DeNA Co., Ltd.(Æ)(Û)	7,700	128
Georg Fischer AG(Æ)	60	49	Dialog Semiconductor PLC(Æ)(Û)	3,790	132
Hakuhodo DY Holdings, Inc.(Æ)(Û)	6,800	77	Electronic Arts, Inc.(Æ)	9,100	563
Haseko Corp.(Û)	28,400	256	EMC Corp.	30,000	783
Hitachi High-Technologies Corp.(Æ)(Û)	7,300	197	Facebook, Inc. Class A(Æ)(Û)	24,167	2,842
Hochtief AG(Û)	3,193	410	First Data Corp. Class A(Æ)	179,100	2,040
Honeywell International, Inc.(Û)	9,452	1,080	Fujitsu, Ltd.(Æ)(Û)	5,000	17
Hoshizaki Electric Co., Ltd.(Æ)(Û)	300	25	GN Store Nord A/S(Æ)(Û)	606	12
ISS A/S(Æ)(Û)	3,285	125	Ibiden Co., Ltd.(Æ)(Û)	4,600	57
Japan Airlines Co., Ltd.(Æ)(Û)	10,800	391	Itochu Techno-Solutions Corp.(Æ)(Û)	11,400	223
JTEKT Corp.(Æ)(Û)	10,400	131	Konami Holdings Corp.(Æ)(Û)	4,800	151
Kajima Corp.(Æ)(Û)	4,000	25	Loral Space & Communications, Inc.(Æ)	15,500	569
Kamigumi Co., Ltd.(Æ)(Û)	5,000	45	Microsoft Corp.(Û)	77,240	3,852
Kawasaki Heavy Industries, Ltd.(Æ)(Û)	4,000	11	Millicom International Cellular SA	347	20
KION Group AG(Æ)(Û)	2,627	143	Mitsubishi Electric Corp.(Æ)(Û)	20,000	211
Konica Minolta, Inc.(Æ)(Û)	20,300	176	Mixi, Inc.(Æ)	7,400	247
Koninklijke Vopak NV(Æ)(Û)	1,055	57	MModal(Å)(Æ)	13,683	164
Krones AG(Û)	295	34	Motorola Solutions, Inc.	9,300	699
Kuehne & Nagel International AG	277	40	Nexon Co., Ltd.(Û)	12,900	190
Lockheed Martin Corp.(Û)	6,763	1,572	NII Holdings, Inc.(Æ)	50,000	264
Magna International, Inc. Class A(Û)	5,896	248	Nintendo Co., Ltd.(Æ)(Û)	200	27
Metso OYJ(Û)	2,411	58	Nomura Research Institute, Ltd.(Æ)(Û)	3,190	112
Mitsubishi Corp.(Æ)(Û)	2,800	46	NXP Semiconductors NV(Æ)	2,100	179
Mitsui & Co., Ltd.(Æ)(Û)	2,000	24	Obic Co., Ltd.(Æ)(Û)	700	36
NCC AB Class B(Æ)	3,114	106	Open Text Corp.(Û)	2,763	155
Nippon Express Co., Ltd.(Æ)(Û)	42,000	192	Oracle Corp. Japan(Û)	1,100	59
Nippon Yusen(Æ)	60,000	115	Otsuka Corp.(Æ)(Û)	5,500	266
Orkla ASA(Æ)(Û)	2,948	26	Rohm Co., Ltd.(Æ)(Û)	3,400	148
OSRAM Licht AG(Æ)(Û)	8,759	458	Sega Sammy Holdings, Inc.(Æ)(Û)	900	10
Prysmian SpA(Æ)(Û)	14,550	344	Software AG(Û)	2,538	97
Randstad Holding NV(Æ)(Û)	3,084	166	Sony Corp.(Æ)(Û)	2,400	58
Raytheon Co.(Û)	7,830	989	STMicroelectronics NV(Û)	20,145	124
Recruit Holdings Co., Ltd.(Æ)(Û)	5,100	158	Taiwan Semiconductor Manufacturing
Rheinmetall AG(Û)	3,514	275	Co., Ltd. - ADR	61,970	1,462
Securitas AB Class B(Û)	4,739	75	Tencent Holdings, Ltd.	121,579	2,467
Shimadzu Corp.(Æ)(Û)	4,000	60	United Internet AG(Û)	352	17
Singapore Airlines, Ltd.	37,200	318	Yahoo!, Inc.(Æ)	91,454	3,347
Skanska AB Class B(Æ)(Û)	2,435	53			25,109
SMC Corp.(Æ)(Û)	100	24
SNC-Lavalin Group, Inc.(Û)	2,802	105	Utilities - 2.1%
Sojitz Corp.(Æ)	249,200	492	A2A SpA	103,329	148
Sumitomo Heavy Industries, Ltd.(Æ)(Û)	11,000	46	Chubu Electric Power Co., Inc.(Æ)(Û)	32,800	429
Tecnicas Reunidas SA(Û)	923	31	E.ON SE(Û)	61,950	639
Toppan Printing Co., Ltd.(Æ)(Û)	18,000	154	Edison International(Û)	16,894	1,195
Toyota Tsusho Corp.(Æ)(Û)	4,100	92	Elisa OYJ Class A(Æ)(Û)	4,003	150
United Continental Holdings, Inc.(Æ)	21,954	1,006	Encana Corp.(Û)	2,629	20
Wilmar International, Ltd.	16,300	45	Endesa SA - ADR(Û)	10,916	229
Yangzijiang Shipbuilding Holdings, Ltd.	252,200	185	Energy Transfer Partners, LP Class
		19,934	W(Æ)	26,000	921
			Enerplus Corp.(Û)	17,367	95
Technology - 5.5%			Freenet AG(Û)	15,163	464
Alphabet, Inc. Class A(Æ)	3,130	2,216	Gas Natural SDG SA(Û)	9,913	206

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 541

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Hera SpA	26,633		80	Pfizer, Inc.
Iberdrola SA(Û)	9,393		67	Jan 2017 32.00 Call (250)	800	(ÿ)	55
Inpex Corp.(Æ)(Û)	13,500		105	SPDR S&P 500 ETF Trust
Kansai Electric Power Co., Inc. (The)				May 2016 207.50 Call (150)	3,113	(ÿ)	16
(Æ)(Û)	7,000		62	Swaptions
MEG Energy Corp. Class A(Æ)(Û)	3,197		17	(Fund Receives/Fund Pays)
Nippon Telegraph & Telephone Corp.				May 2016 0.00 Put (1)	1,290	(ÿ)	—
(Æ)(Û)	6,500		288	Total Options Purchased
Osaka Gas Co., Ltd.(Æ)(Û)	29,000		104
Proximus(Æ)(Û)	6,643		223	(cost $577)			622
Sempra Energy(Û)	23,859		2,466
Snam Rete Gas SpA(Û)	3,566		22	Warrants & Rights - 0.0%
TDC A/S	46,250		237	MModal(Å)(Æ)
Tele2 AB Class B(Û)	5,681		54	2017 Warrants	9,579		—
Telenor ASA(Û)	6,735		115				—
Telia Co. AB(Æ)	15,651		75	Total Warrants & Rights
Toho Gas Co., Ltd.(Æ)(Û)	17,000		116
Tohoku Electric Power Co., Inc.(Æ)(Û)	14,400		184	(cost $4)			—
Tokyo Electric Power Co. Holdings, Inc.
(Æ)(Û)	56,000		296	Short-Term Investments - 49.8%
Tokyo Gas Co., Ltd.(Æ)(Û)	45,000		197	ICICI Bank, Ltd.
Williams Partners, LP(Æ)	15,400		466	4.750% due 11/25/16 (Þ)	100		102
			9,670	Russell U.S. Cash Management Fund	175,027,474	(8)	175,027
				United States Treasury Bills
Total Common Stocks				0.320% due 05/26/16 (ç)(~)	1,000		1,000
				0.330% due 06/02/16(ç)	4,000		4,000
(cost $131,814)			137,033	0.418% due 06/02/16(ç)	1,200		1,200
				0.419% due 06/02/16(ç)	99		99
Investments in Other Funds - 1.8%				0.422% due 06/02/16(ç)	2,100		2,100
Financial Select Sector SPDR Fund	14,000		326	0.544% due 06/09/16(ç)	1,314		1,313
SPDR S&P 500 ETF Trust	37,500		7,676	0.490% due 06/16/16(ç)(Û)	2,000		1,999
Total Investments in Other Funds				0.300% due 06/23/16(ç)	500		500
(cost $7,693)			8,002	0.478% due 06/23/16 (ç)(Û)(~)	2,000		1,999
				0.213% due 07/07/16 (~)	700		699
				0.224% due 07/14/16 (~)	9,800		9,796
Preferred Stocks - 0.2%				0.223% due 07/21/16 (~)	6,500		6,497
Producer Durables - 0.2%				0.401% due 07/28/16	900		900
Schaeffler AG(Æ)	46,600		701	0.402% due 07/28/16	800		800
				0.419% due 07/28/16	855		855
Total Preferred Stocks				0.422% due 07/28/16	3,500		3,498
(cost $713)			701	0.406% due 08/04/16	260		260
				0.462% due 08/04/16	271		271
				0.473% due 08/04/16	4,060		4,057
Options Purchased - 0.1%				0.411% due 08/18/16	1,500		1,499
(Number of Contracts)
Diamond Resorts				0.414% due 08/18/16	1,300		1,299
International, Inc.				0.417% due 08/18/16	3,030		3,028
May 2016 20.00 Call (250)	500	(ÿ)	68	0.447% due 09/01/16 (Û)(~)	3,000		3,000
Aug 2016 20.00 Call (251)	502	(ÿ)	114	0.480% due 09/01/16 (Û)(~)	2,500		2,495
Eurodollar 1 Year Mid-				Total Short-Term Investments
Curve Futures				(cost $228,276)			228,293
Jul 2016 98.25 Put (122)	29,966	(ÿ)	2
Jul 2016 98.75 Put (122)	30,119	(ÿ)	15
IMM EUR Futures				Repurchase Agreements - 4.9%
Jun 2016 99.38 Call (194)	48,197	(ÿ)	4	Agreement with Bank of America and
				State Street Bank (Tri-Party) of $1,600
Inflationary Floor Options				dated April 29, 2016 at 0.420% to
Aug 2019 1.63 Call (1)	26,163	(ÿ)	217
Aug 2019 1.63 Put (1)	9,425	(ÿ)	78	be repurchased at $1,600 on May
				2, 2016 collateralized by: $1,338
Office Depot, Inc.				par various United States Treasury
May 2016 8.00 Call (150)	120	(ÿ)	7	Obligations, valued at $1,967.	1,600		1,600
Jun 2016 7.00 Call (500)	350	(ÿ)	46

See accompanying notes which are an integral part of the financial statements.

542 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Agreement with Barclays and State			Dufry AG(Æ)	(2,152)	(283)
Street Bank (Tri-Party) of $500 dated			Fast Retailing Co., Ltd.	(700)	(181)
April 29, 2016 at 0.410% to be			Ford Motor Co.	(27,584)	(374)
repurchased at $500 on May 2, 2016			Gildan Activewear, Inc. Class A	(12,151)	(377)
collateralized by: $489 par various			Hennes & Mauritz AB Class B(Æ)	(5,943)	(211)
United States Treasury Obligations,			Honda Motor Co., Ltd.	(9,100)	(242)
valued at $519.	500	500	Hudson's Bay Co. - ADR	(11,565)	(154)
Agreement with Credit Suisse and State			Industria de Diseno Textil SA	(1,215)	(39)
Street Bank (Tri-Party) of $13,200			Isetan Mitsukoshi Holdings, Ltd.(Æ)	(9,300)	(99)
dated April 29, 2016 at 0.410% to			Izumi Co., Ltd.	(400)	(16)
be repurchased at $13,200 on May			Kohl's Corp.	(11,132)	(493)
2, 2016 collateralized by: $13,397			Koito Manufacturing Co., Ltd.(Æ)	(400)	(17)
par various United States Treasury			Koninklijke Philips NV	(6,394)	(176)
Obligations, valued at $13,256.	13,200	13,200	Kyocera Corp.(Æ)	(800)	(39)
Agreement with Deutsche Bank and			Lennar Corp. Class A	(7,700)	(349)
State Street Bank (Tri-Party) of $2,500			Makita Corp.(Æ)	(1,800)	(112)
dated April 29, 2016 at 0.420% to			Marui Group Co., Ltd.(Æ)	(21,900)	(331)
be repurchased at $2,500 on May			Mediaset SpA	(18,081)	(82)
2, 2016 collateralized by: $2,325			Mobileye NV(Æ)	(11,240)	(429)
par various United States Treasury			Modern Times Group MTG AB Class B	(546)	(16)
Obligations, valued at $2,742.	2,500	2,500	Nissan Motor Co., Ltd.(Æ)	(24,600)	(219)
Agreement with JPMorgan Chase and			Nokian Renkaat OYJ(Æ)	(639)	(24)
State Street Bank (Tri-Party) of $4,700			Oriental Land Co., Ltd.(Æ)	(4,800)	(334)
dated April 29, 2016 at 0.410% to			Rakuten, Inc.(Æ)	(12,800)	(139)
be repurchased at $4,700 on May			RELX NV	(8,194)	(138)
2, 2016 collateralized by: $4,716			Restaurant Brands International, Inc.	(3,664)	(158)
par various United States Treasury			Rinnai Corp.(Æ)	(800)	(70)
Obligations, valued at $4,773.	4,700	4,700	Ryohin Keikaku Co., Ltd.	(100)	(22)
Total Repurchase Agreements			Salvatore Ferragamo SpA	(3,043)	(71)
(cost $22,500)		22,500	Schibsted ASA Class A	(9,202)	(269)
			Sekisui House, Ltd.	(4,700)	(81)
Total Investments 97.5%			Swatch Group AG (The) Class B	(1,911)	(653)
			Takashimaya Co., Ltd.	(6,000)	(44)
(identified cost $443,323)		446,813	Tesla Motors, Inc.(Æ)	(1,051)	(253)
			Toyota Industries Corp.(Æ)	(4,500)	(194)
Securities Sold Short - (13.2)%			Toyota Motor Corp.(Æ)	(4,100)	(207)
Long-Term Investments - (0.1)%			Yamaha Corp.(Æ)	(700)	(20)
Corporate Bonds and Notes - (0.1)%			Yamaha Motor Co., Ltd.	(5,900)	(95)
Liberty Interactive LLC			Yaskawa Electric Corp.(Æ)	(20,700)	(240)
3.750% due 02/15/30	(1,280)	(714)	Yokohama Rubber Co., Ltd. (The)	(8,300)	(138)
			Zillow Group, Inc.(Æ)	(10,320)	(248)
Total Long-Term Investments					(9,737)
(proceeds $720)		(714)	Consumer Staples - (0.8)%
			Anheuser-Busch InBev SA	(2,860)	(355)
Common Stocks - (10.5)%			Aryzta AG(Æ)	(2,744)	(107)
Consumer Discretionary - (2.1)%			Asahi Group Holdings, Ltd.	(1,800)	(57)
adidas AG	(639)	(82)	Barry Callebaut AG(Æ)	(77)	(90)
Aeon Co., Ltd.	(15,400)	(228)	Chocoladefabriken Lindt & Spruengli
Aisin Seiki Co., Ltd.(Æ)	(3,000)	(116)	AG(Æ)	(11)	(67)
Altice NV Class A(Æ)	(684)	(10)	Distribuidora Internacional de
Amaya, Inc.(Æ)	(846)	(11)	Alimentacion SA(Æ)	(17,450)	(97)
Asics Corp.(Æ)	(5,300)	(105)	FamilyMart Co., Ltd.	(700)	(37)
Atresmedia Corp. de Medios de			Golden Agri-Resources, Ltd.(Æ)	(61,000)	(18)
Comunicacion SA	(2,688)	(35)	Japan Tobacco, Inc.	(3,900)	(160)
Axel Springer SE Class A(Æ)	(356)	(20)	Kao Corp.	(1,400)	(77)
Bayerische Motoren Werke AG	(3,299)	(304)	Kikkoman Corp.(Æ)	(3,000)	(95)
Casio Computer Co., Ltd.(Æ)	(3,200)	(60)	Kirin Holdings Co., Ltd.	(9,900)	(144)
Cie Financiere Richemont SA(Æ)	(12,240)	(815)	Luxottica Group SpA	(985)	(54)
Continental AG	(536)	(118)	Metro AG(Æ)	(899)	(28)
Daimler AG(Æ)	(2,820)	(196)	Pigeon Corp.	(12,600)	(330)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 543

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Seven & i Holdings Co., Ltd.	(1,800)	(74)	Gjensidige Forsikring ASA(Æ)	(2,034)	(35)
Shiseido Co., Ltd.(Æ)	(5,500)	(123)	Global Logistic Properties, Ltd.	(8,600)	(12)
Suntory Beverage & Food, Ltd.	(1,700)	(76)	Goldman Sachs Group, Inc. (The)	(3,133)	(514)
Unicharm Corp.	(16,700)	(344)	HSBC Holdings PLC - ADR(Æ)	(7,643)	(255)
Whole Foods Market, Inc.	(11,970)	(348)	Intesa Sanpaolo SpA	(36,040)	(100)
Woolworths, Ltd.(Æ)	(28,741)	(482)	Japan Post Bank Co., Ltd.(Æ)	(1,300)	(16)
Yakult Honsha Co., Ltd.(Æ)	(7,000)	(350)	Julius Baer Group, Ltd.(Æ)	(2,845)	(122)
		(3,513)	KBC Groep NV	(1,209)	(68)
Energy - (0.8)%			Mitsubishi UFJ Financial Group, Inc.(Æ)	(2,200)	(10)
AltaGas, Ltd. - ADR	(4,646)	(113)	Mizuho Financial Group, Inc.(Æ)	(18,300)	(27)
BP PLC - ADR	(31,910)	(1,071)	Nomura Holdings, Inc.(Æ)	(9,400)	(39)
Cenovus Energy, Inc.	(8,460)	(134)	ORIX Corp.(Æ)	(6,100)	(85)
Glencore PLC(Æ)	(196,756)	(473)	Oversea-Chinese Banking Corp., Ltd.	(1,900)	(12)
Husky Energy, Inc.	(1,893)	(24)	PayPal Holdings, Inc.(Æ)	(6,377)	(250)
Imperial Oil, Ltd.	(5,487)	(182)	Power Financial Corp.	(978)	(26)
Keppel Corp., Ltd. - ADR	(67,900)	(270)	Seven Bank, Ltd.(Æ)	(9,800)	(42)
Murphy Oil Corp.	(14,158)	(506)	Shinsei Bank, Ltd.(Æ)	(58,000)	(80)
PrairieSky Royalty, Ltd.(Æ)	(4,954)	(104)	Sony Financial Holdings, Inc.(Æ)	(5,400)	(66)
Precision Drilling Corp.	(38,704)	(201)	Sumitomo Mitsui Financial Group, Inc.
Saipem SpA - ADR(Æ)	(26,577)	(13)	(Æ)	(2,100)	(63)
SBM Offshore NV(Æ)	(18,167)	(245)	Sumitomo Mitsui Trust Holdings, Inc.(Æ)	(4,000)	(12)
Statoil ASA Class N	(3,057)	(54)	Svenska Handelsbanken AB Class A(Æ)	(2,133)	(28)
Suncor Energy, Inc.	(2,560)	(75)	Swedbank AB Class A(Æ)	(4,686)	(101)
Tourmaline Oil Corp.(Æ)	(2,235)	(51)	Swiss Re AG(Æ)	(125)	(11)
Veresen, Inc.	(4,795)	(35)	Tryg A/S	(5,735)	(108)
Vermilion Energy, Inc.	(2,587)	(89)	UBS Group AG	(3,778)	(65)
Whitecap Resources, Inc.	(6,618)	(50)	Unione di Banche Italiane SpA	(19,959)	(85)
		(3,690)	UOL Group, Ltd.(Æ)	(5,000)	(23)
Financial Services - (1.1)%					(5,214)
Acom Co., Ltd.(Æ)	(64,600)	(332)	Health Care - (0.8)%
Aegon NV	(2,214)	(13)	Aetna, Inc.	(10,476)	(1,176)
AEON Financial Service Co., Ltd.(Æ)	(6,300)	(138)	Baxter International, Inc.	(5,000)	(221)
Assicurazioni Generali SpA	(5,104)	(78)	Bayer AG	(657)	(76)
Azimut Holding SpA	(1,725)	(44)	Chugai Pharmaceutical Co., Ltd.	(4,100)	(139)
Banca Mediolanum SpA(Æ)	(4,054)	(33)	Eisai Co., Ltd.(Æ)	(300)	(19)
Banca Monte dei Paschi di Siena			Fresenius Medical Care AG & Co.	(1,324)	(115)
SpA(Æ)	(30,858)	(25)	Genmab A/S(Æ)	(203)	(30)
Banca Popolare dell'Emilia Romagna SC	(1,920)	(11)	Getinge AB Class B(Æ)	(2,009)	(42)
Banco Bilbao Vizcaya Argentaria SA			Grifols SA(Æ)	(3,844)	(84)
- ADR	(2,104)	(14)	H Lundbeck A/S(Æ)	(666)	(22)
Banco Comercial Portugues SA Class			Illumina, Inc.(Æ)	(3,179)	(429)
R(Æ)	(253,177)	(11)	Kyowa Hakko Kirin Co., Ltd.	(3,500)	(62)
Banco de Sabadell SA - ADR	(49,482)	(95)	M3, Inc.(Æ)	(800)	(22)
Banco Popolare SC(Æ)	(3,949)	(28)	Merck KGaA(Æ)	(1,630)	(153)
Banco Popular Espanol SA	(17,376)	(48)	Novartis AG(Æ)	(1,035)	(79)
Banco Santander SA - ADR	(5,868)	(30)	Novo Nordisk A/S Class B(Æ)	(7,028)	(393)
Bank of Kyoto, Ltd. (The)(Æ)	(6,000)	(40)	Novozymes A/S Class B(Æ)	(2,564)	(123)
Bankia SA Class A	(13,111)	(12)	Ono Pharmaceutical Co., Ltd.(Æ)	(2,000)	(89)
Bankinter SA	(15,092)	(115)	QIAGEN NV(Æ)	(2,771)	(62)
CaixaBank SA	(31,331)	(94)	Roche Holding AG(Æ)	(134)	(34)
CapitaLand, Ltd.	(37,200)	(86)	Sumitomo Dainippon Pharma Co., Ltd.
Century Tokyo Leasing Corp.(Æ)	(1,000)	(34)	(Æ)	(3,900)	(50)
Commerzbank AG(Æ)	(5,451)	(51)	Sysmex Corp.(Æ)	(700)	(43)
Credit Saison Co., Ltd.(Æ)	(9,600)	(176)	Taisho Pharmaceutical Holdings Co.,
Credit Suisse Group AG(Æ)	(19,847)	(301)	Ltd.(Æ)	(400)	(33)
Daiwa Securities Group, Inc.(Æ)	(21,000)	(121)	Terumo Corp.(Æ)	(1,200)	(46)
DBS Group Holdings, Ltd.	(46,177)	(523)	UCB SA	(2,077)	(156)
Deutsche Bank AG	(20,665)	(390)			(3,698)
DH Corp.	(1,571)	(41)	Materials and Processing - (1.6)%
DNB ASA(Æ)	(5,851)	(75)	Agnico Eagle Mines, Ltd.(Æ)	(1,067)	(51)

See accompanying notes which are an integral part of the financial statements.

544 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Agrium, Inc.	(669)	(58)	JGC Corp.(Æ)	(1,000)	(17)
APERAM SA(Æ)	(279)	(11)	Keihan Holdings Co., Ltd.(Æ)	(3,000)	(22)
Asahi Glass Co., Ltd.	(22,000)	(128)	Keikyu Corp.(Æ)	(8,000)	(72)
Assa Abloy AB Class B	(8,886)	(186)	Keio Corp.(Æ)	(8,000)	(71)
BASF SE	(251)	(21)	Keisei Electric Railway Co., Ltd.(Æ)	(3,000)	(41)
Daikin Industries, Ltd.(Æ)	(1,700)	(134)	Keyence Corp.	(100)	(59)
Fastenal Co.	(19,600)	(917)	Kintetsu Group Holdings Co., Ltd.(Æ)	(67,000)	(275)
First Quantum Minerals, Ltd.	(76,691)	(653)	Komatsu, Ltd.(Æ)	(8,300)	(141)
Franco-Nevada Corp. Class T	(2,620)	(184)	Kubota Corp.(Æ)	(8,600)	(126)
Goldcorp, Inc.	(901)	(18)	Marubeni Corp.(Æ)	(16,300)	(85)
HeidelbergCement AG	(496)	(44)	Minebea Co., Ltd.(Æ)	(13,000)	(104)
JFE Holdings, Inc.(Æ)	(6,900)	(94)	MISUMI Group, Inc.(Æ)	(7,700)	(106)
Kansai Paint Co., Ltd.(Æ)	(3,200)	(55)	Mitsubishi Heavy Industries, Ltd.(Æ)	(21,000)	(73)
Kobe Steel, Ltd.(Æ)	(73,000)	(69)	Mitsui OSK Lines, Ltd.(Æ)	(153,000)	(319)
LafargeHolcim, Ltd.(Æ)	(3,406)	(172)	Nagoya Railroad Co., Ltd.(Æ)	(9,000)	(46)
Maruichi Steel Tube, Ltd.(Æ)	(1,800)	(52)	NGK Spark Plug Co., Ltd.(Æ)	(12,800)	(253)
Methanex Corp.	(7,038)	(246)	OC Oerlikon Corp. AG(Æ)	(2,555)	(25)
Mitsubishi Logistics Corp.(Æ)	(22,000)	(296)	Odakyu Electric Railway Co., Ltd.(Æ)	(26,000)	(281)
Monsanto Co.	(8,313)	(779)	Park24 Co., Ltd.(Æ)	(2,300)	(65)
Mosaic Co. (The)	(22,987)	(643)	Ricoh Co., Ltd.(Æ)	(31,300)	(319)
NGK Insulators, Ltd.(Æ)	(2,000)	(41)	Seibu Holdings, Inc.(Æ)	(13,300)	(280)
Nippon Paint Holdings Co., Ltd.(Æ)	(11,300)	(295)	Seiko Epson Corp.(Æ)	(5,400)	(88)
Nippon Steel & Sumitomo Metal Corp.			Shimizu Corp.(Æ)	(2,000)	(18)
(Æ)	(6,200)	(127)	Singapore Post, Ltd.	(181,300)	(211)
Norsk Hydro ASA	(2,676)	(12)	Sohgo Security Services Co., Ltd.(Æ)	(2,000)	(111)
Potash Corp. of Saskatchewan, Inc.	(36,466)	(646)	Stanley Electric Co., Ltd.(Æ)	(7,500)	(153)
Shimano, Inc.	(1,600)	(231)	THK Co., Ltd.(Æ)	(4,300)	(87)
Silver Wheaton Corp.	(6,832)	(143)	Tokyu Corp.(Æ)	(9,000)	(77)
Sumitomo Metal Mining Co., Ltd.(Æ)	(2,000)	(22)	Wartsila OYJ Abp Class B(Æ)	(691)	(30)
Taiyo Nippon Sanso Corp.(Æ)	(9,800)	(95)	Yamato Holdings Co., Ltd.(Æ)	(21,600)	(431)
Tenaris SA	(17,859)	(242)	Yokogawa Electric Corp.(Æ)	(2,000)	(22)
ThyssenKrupp AG - ADR(Æ)	(1,179)	(27)	Zardoya Otis SA	(11,095)	(118)
Toyo Seikan Group Holdings, Ltd.(Æ)	(16,500)	(322)			(6,602)
Umicore SA(Æ)	(1,248)	(62)	Technology - (1.0)%
West Fraser Timber Co., Ltd.	(519)	(17)	Advantest Corp.(Æ)	(6,700)	(64)
		(7,093)	Alibaba Group Holding, Ltd. - ADR(Æ)	(13,000)	(1,000)
Producer Durables - (1.4)%			Amadeus IT Holding SA Class A	(3,459)	(158)
Alfa Laval AB(Æ)	(3,343)	(53)	ams AG	(643)	(17)
ANA Holdings, Inc.(Æ)	(16,000)	(45)	ASML Holding NV(Æ)	(1,997)	(193)
Atlas Copco AB Class A(Æ)	(565)	(15)	FANUC Corp.(Æ)	(200)	(29)
Bilfinger SE	(2,511)	(109)	Gemalto NV	(2,664)	(173)
Brother Industries, Ltd.(Æ)	(1,800)	(20)	Hamamatsu Photonics KK(Æ)	(9,600)	(265)
Calbee, Inc.(Æ)	(3,500)	(138)	Infineon Technologies AG - ADR(Æ)	(6,612)	(94)
Canadian National Railway Co.	(1,148)	(71)	International Business Machines Corp.	(4,641)	(677)
Canadian Pacific Railway, Ltd.	(741)	(107)	Japan Display, Inc.(Æ)	(42,000)	(80)
Canon, Inc.	(1,800)	(50)	Kakaku.com, Inc.(Æ)	(2,500)	(45)
Caterpillar, Inc.	(4,034)	(313)	Mabuchi Motor Co., Ltd.	(800)	(40)
CNH Industrial NV(Æ)	(61,379)	(472)	Micron Technology, Inc.(Æ)	(31,967)	(344)
Denso Corp.(Æ)	(9,100)	(341)	Nidec Corp.(Æ)	(5,400)	(391)
Deutsche Post AG	(3,662)	(107)	Nokia OYJ	(33,845)	(199)
Duerr AG	(808)	(65)	Rogers Communications, Inc. Class B	(5,508)	(214)
GEA Group AG(Æ)	(422)	(20)	SAP SE - ADR	(615)	(48)
Hexagon AB Class B	(3,802)	(151)	Sumco Corp.(Æ)	(18,900)	(119)
Hirose Electric Co., Ltd.(Æ)	(300)	(36)	Toshiba Corp.(Æ)	(35,000)	(73)
Hitachi Construction Machinery Co.,			Trend Micro, Inc.(Æ)	(500)	(19)
Ltd.(Æ)	(4,100)	(64)	Western Digital Corp.	(7,883)	(322)
Hitachi, Ltd.(Æ)	(10,000)	(45)	Yahoo! Japan Corp.(Æ)	(41,500)	(185)
Hutchison Port Holdings Trust Class U	(23,700)	(10)			(4,749)
IHI Corp.(Æ)	(97,000)	(205)	Utilities - (0.9)%
Japan Airport Terminal Co., Ltd.(Æ)	(1,100)	(39)	Canadian Natural Resources, Ltd.	(1,966)	(59)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 545

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($)	Value
	or Shares	$
Canadian Utilities, Ltd. Class A	(11,671)	(336)
Chugoku Electric Power Co., Inc. (The)
(Æ)	(16,300)	(209)
Deutsche Telekom AG	(11,717)	(205)
Electric Power Development Co., Ltd.
(Æ)	(1,900)	(57)
Enbridge, Inc.	(8,710)	(362)
Energias de Portugal SA	(17,880)	(64)
Fortis, Inc.	(2,963)	(94)
Inter Pipeline, Ltd.	(3,724)	(80)
Keyera Corp.	(2,650)	(85)
Koninklijke KPN NV(Æ)	(56,941)	(224)
Kyushu Electric Power Co., Inc.(Æ)	(37,600)	(375)
Pembina Pipeline Corp.	(9,273)	(278)
RWE AG(Æ)	(23,027)	(344)
Shikoku Electric Power Co., Inc.	(10,400)	(127)
Singapore Telecommunications, Ltd.	(20,800)	(59)
SoftBank Group Corp.(Æ)	(6,800)	(358)
Telecom Italia SpA/Milano(Æ)	(75,573)	(74)
Telefonica Deutschland Holding AG	(19,501)	(99)
Telefonica SA - ADR(Æ)	(11,552)	(126)
Telenet Group Holding NV(Æ)	(681)	(34)
TransCanada Corp.	(4,968)	(206)
		(3,855)
Total Common Stocks
(proceeds $47,391)		(48,151)

Investments in Other Funds - (2.6)%
iShares Nasdaq Biotechnology ETF	(3,807)	(1,020)
SPDR S&P 500 ETF Trust	(52,500)	(10,746)
Total Investments in Other Funds
(proceeds $11,414)		(11,766)

Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Volkswagen AG	(557)	(81)

Total Preferred Stocks
(proceeds $78)		(81)

Total Securities Sold Short
(proceeds $59,603)		(60,712)

Other Assets and Liabilities,
Net - 15.7%		72,121

Net Assets - 100.0%		458,222

See accompanying notes which are an integral part of the financial statements.

546 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.8%
ALM XII, Ltd.	01/23/15	340,000	91.94	313	297
AMR Corp.	11/25/13	75,000	—	—	—
Cathedral Lake Ltd.	12/05/13	185,000	94.32	174	163
Chromaflo Technologies Corp. 2nd Lien Term Loan	11/20/13	114,996	99.50	114	86
ING Bank NV	03/15/16	900,000	99.97	900	910
Manitowoc Co., Inc. (The)	02/08/16	165,000	95.48	158	170
MModal	07/31/14	13,683	20.01	274	164
MModal	08/28/14	9,579	25.99	4	—
Palmer Square, Ltd.	04/28/14	250,000	100.00	250	222
Republic of Argentina Government Bond	05/20/14	1,668,425	80.47	1,343	1,827
					3,839
d For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	5	USD	209	05/16	19
Aluminum Futures	45	USD	1,889	06/16	124
Aluminum Futures	16	USD	672	07/16	51
Amsterdam Index Futures	1	EUR	87	05/16	(1)
Australia Government 10 Year Treasury Bond Futures	23	AUD	3,005	06/16	—
Brent Crude Oil Futures	13	USD	616	05/16	47
Cocoa Futures	2	GBP	46	05/16	8
Cocoa Futures	11	USD	273	07/16	17
Copper Futures	5	USD	628	05/16	54
Copper Futures	5	USD	632	06/16	24
Copper Futures	2	USD	253	07/16	8
Corn Futures	10	USD	196	07/16	4
Cotton No. 2 Futures	2	USD	64	07/16	2
DJIA Mini e-CBOT Futures	17	USD	1,504	06/16	5
Euribor Interest Rate Futures	10	EUR	2,507	12/16	—
Euribor Interest Rate Futures	24	EUR	6,017	03/17	(2)
Euribor Interest Rate Futures	55	EUR	13,725	06/17	(4)
Euribor Interest Rate Futures	48	EUR	12,032	09/17	(4)
Euribor Interest Rate Futures	56	EUR	14,035	12/17	(3)
Euribor Interest Rate Futures	36	EUR	9,021	03/18	(3)
Euro STOXX 50 Index Futures	2	EUR	60	06/16	(2)
Euro-Bobl Futures	60	EUR	7,851	06/16	(20)
Euro-BTP Futures	15	EUR	2,069	06/16	(34)
Euro-Bund Futures	28	EUR	4,533	06/16	(30)
Euro-Buxl Futures	4	EUR	654	06/16	(21)
Euro-OAT Futures	11	EUR	1,719	06/16	(10)
Eurodollar Futures	8	USD	1,984	09/16	—
Eurodollar Futures	127	USD	31,475	12/16	11
Eurodollar Futures	20	USD	4,954	03/17	—
Eurodollar Futures	22	USD	5,443	09/17	(1)
Eurodollar Futures	24	USD	5,933	12/17	(1)
Eurodollar Futures	24	USD	5,930	03/18	—
FTSE 100 Index Futures	6	GBP	373	06/16	1
FTSE/JSE TOP 40 Futures	19	ZAR	8,913	06/16	(5)
Gold 100 oz. Futures	19	USD	2,452	06/16	94
Hang Seng Index Futures	2	HKD	2,085	05/16	(4)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 547

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
H-Shares Index Futures	6	HKD	2,669	05/16	(3)
Japan Government E-mini 10 Year Bond Futures	44	JPY	667,260	06/16	8
Lead Futures	1	USD	45	06/16	(1)
Live Cattle Futures	1	USD	46	06/16	(5)
Long Gilt Futures	22	GBP	2,631	06/16	(41)
Low Sulphur Gasoil Futures	5	USD	207	06/16	17
MSCI Emerging Markets Mini Index Futures	193	USD	8,091	06/16	356
MSCI Singapore Index Futures	2	SGD	64	05/16	(1)
NASDAQ 100 E-mini Index Futures	31	USD	2,686	06/16	(116)
Natural Gas Futures	10	USD	218	05/16	10
New York Harbor ULSD Futures	3	USD	175	05/16	14
Nickel Futures	1	USD	56	05/16	5
Nickel Futures	6	USD	339	06/16	17
Nickel Futures	3	USD	170	07/16	9
OMXS 30 Index Futures	3	SEK	405	05/16	(2)
Russell 2000 Mini Index Futures	4	USD	451	06/16	(2)
S&P 500 E-Mini Index Futures	45	USD	4,633	06/16	40
S&P Mid 400 E-Mini Index Futures	7	USD	1,021	06/16	9
S&P/TSX 60 Index Futures	7	CAD	1,139	06/16	9
SGX Nifty 50 Index Futures	14	USD	221	05/16	(2)
Silver Futures	5	USD	445	07/16	14
Soybean Futures	6	USD	309	07/16	31
Soybean Meal Futures	3	USD	100	07/16	11
SPI 200 Index Futures	3	AUD	392	06/16	1
Sterling Interest Rate Futures	3	GBP	373	09/16	—
Sterling Interest Rate Futures	7	GBP	869	12/16	(1)
Sterling Interest Rate Futures	19	GBP	2,358	03/17	(2)
Sterling Interest Rate Futures	26	GBP	3,224	06/17	(4)
Sterling Interest Rate Futures	25	GBP	3,098	09/17	(5)
Sterling Interest Rate Futures	24	GBP	2,973	12/17	(6)
Sterling Interest Rate Futures	24	GBP	2,971	03/18	(6)
Sugar 11 Futures	55	USD	1,005	06/16	72
TOPIX Index Futures	118	JPY	1,565,270	06/16	(137)
United States 5 Year Treasury Note Futures	68	USD	8,222	06/16	26
United States 10 Year Treasury Note Futures	40	USD	5,203	06/16	15
United States Long Bond Futures	16	USD	2,613	06/16	(5)
United States Ultra Bond Futures	10	USD	1,713	06/16	(18)
WTI Crude Oil Futures	9	USD	413	05/16	22
Zinc Futures	4	USD	191	05/16	24
Zinc Futures	14	USD	677	06/16	31
Short Positions
Aluminum Futures	5	USD	209	05/16	(19)
Aluminum Futures	41	USD	1,721	06/16	(141)
Aluminum Futures	16	USD	672	07/16	(52)
Australia Government 3 Year Treasury Bond Futures	65	AUD	7,284	06/16	(23)
Australian Dollar Currency Futures	3	USD	227	06/16	5
Bank Acceptance Futures	44	CAD	10,886	09/16	12
Bank Acceptance Futures	28	CAD	6,928	12/16	9
CAC40 Euro Index Futures	1	EUR	44	05/16	—
Canadian Dollar Currency Futures	1	USD	80	06/16	(1)
Cocoa Futures	2	GBP	46	05/16	(9)
Coffee Futures	9	USD	410	07/16	3
Copper Futures	5	USD	628	05/16	(53)
Copper Futures	4	USD	506	06/16	(28)
Copper Futures	2	USD	253	07/16	(8)
Euribor Interest Rate Futures	3	EUR	752	09/16	—
Euro STOXX 50 Index Futures	20	EUR	595	06/16	(33)
Eurodollar Futures	117	USD	28,924	12/17	(25)

See accompanying notes which are an integral part of the financial statements.

548 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
EuroSwiss Interest Rate Futures	7	CHF	1,764	09/16	—
EuroSwiss Interest Rate Futures	2	CHF	504	12/16	—
FTSE CHINA A50 Index Futures	1	USD	9	05/16	—
FTSE/MIB Index Futures	3	EUR	274	06/16	(14)
IBEX 35 Index Futures	1	EUR	90	05/16	(4)
Lean Hogs Futures	5	USD	163	06/16	(5)
MSCI Taiwan Index Futures	6	USD	183	05/16	6
Nickel Futures	1	USD	56	05/16	(4)
Nickel Futures	5	USD	283	06/16	(21)
Nickel Futures	3	USD	170	07/16	(9)
NIKKEI 225 Index Futures	9	JPY	148,500	06/16	(18)
S&P 500 E-Mini Index Futures	10	USD	1,029	06/16	9
TOPIX Index Futures	10	JPY	132,650	06/16	(7)
Wheat Futures	2	USD	48	07/16	(1)
Zinc Futures	4	USD	191	05/16	(23)
Zinc Futures	14	USD	677	06/16	(28)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					225

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/NOK)	Call	1	10.00	EUR	30,000	07/06/16	(4)
Diamond Resorts International, Inc.	Call	102	35.00	USD	357	08/19/16	(5)
Eurodollar 1 Year Mid-Curve Futures	Put	244	98.50	USD	60,085	07/15/16	(9)
Eurodollar Futures	Call	194	99.25	USD	48,136	05/13/16	(38)
Eurodollar Futures	Call	194	99.50	USD	48,258	06/13/16	(1)
Eurodollar Futures	Put	194	99.25	USD	48,136	05/13/16	(1)
Inflationary Floor Options	Call	2	1.00	USD	62,800	08/15/19	(496)
Inflationary Floor Options	Put	1	1.00	USD	11,600	08/15/19	(78)
Pfizer, Inc.	Call	250	37.00	USD	925	01/20/17	(12)
Pfizer, Inc.	Put	250	28.00	USD	700	01/20/17	(22)
Swaptions
(Fund Receives/Fund Pays)
USD 2.50%/3 Month LIBOR	Put	1	0.00		11,250	05/12/16	—
Total Liability for Options Written (premiums received $299) (å)							(666)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	1,683	$5,318
Opened	7,072	5,737
Closed	(3,991)	(6,131)
Expired	(3,331)	(4,625)
Outstanding April 30, 2016	1,433	$299

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	8	EUR	7	05/04/16	—
Bank of America	USD	16	EUR	14	05/04/16	1
Bank of America	USD	16	EUR	14	05/04/16	1
Bank of America	USD	27	EUR	25	05/04/16	1
Bank of America	USD	54	EUR	49	05/04/16	2

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 549

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	14	EUR	13	05/09/16	—
Bank of America	USD	24	EUR	22	05/09/16	1
Bank of America	USD	34	EUR	30	05/09/16	—
Bank of America	USD	97	EUR	86	05/09/16	1
Bank of America	USD	378	EUR	331	05/09/16	1
Bank of America	USD	149	EUR	132	06/16/16	2
Bank of America	USD	23	EUR	20	07/22/16	—
Bank of America	USD	870	GBP	597	05/03/16	2
Bank of America	EUR	40	USD	45	05/04/16	(1)
Bank of America	EUR	62	USD	68	05/04/16	(2)
Bank of America	EUR	63	USD	71	05/04/16	(1)
Bank of America	EUR	323	USD	361	05/04/16	(10)
Bank of America	EUR	7	USD	7	05/09/16	—
Bank of America	EUR	22	USD	24	05/09/16	(1)
Bank of America	EUR	23	USD	26	05/09/16	—
Bank of America	EUR	65	USD	72	05/09/16	(3)
Bank of America	EUR	83	USD	91	05/09/16	(4)
Bank of America	EUR	565	USD	624	06/15/16	(24)
Bank of America	GBP	597	USD	870	06/02/16	(2)
Barclays	USD	67	MXN	1,178	05/20/16	1
Citigroup	USD	715	AUD	937	05/02/16	(2)
Citigroup	USD	2,470	AUD	3,240	05/03/16	(6)
Citigroup	USD	21	AUD	28	06/15/16	—
Citigroup	USD	21	AUD	29	06/15/16	1
Citigroup	USD	78	AUD	101	06/15/16	(1)
Citigroup	USD	119	AUD	156	06/15/16	—
Citigroup	USD	132	AUD	177	06/15/16	3
Citigroup	USD	139	AUD	183	06/15/16	—
Citigroup	USD	150	AUD	200	06/15/16	2
Citigroup	USD	250	AUD	332	06/15/16	2
Citigroup	USD	253	AUD	325	06/15/16	(7)
Citigroup	USD	269	AUD	353	06/15/16	(1)
Citigroup	USD	335	AUD	447	06/15/16	5
Citigroup	USD	340	AUD	439	06/15/16	(7)
Citigroup	USD	356	AUD	479	06/15/16	8
Citigroup	USD	375	AUD	504	06/15/16	8
Citigroup	USD	386	AUD	503	06/15/16	(4)
Citigroup	USD	445	AUD	606	06/15/16	14
Citigroup	USD	500	AUD	669	06/15/16	7
Citigroup	USD	694	AUD	915	06/15/16	1
Citigroup	USD	808	AUD	1,048	06/15/16	(12)
Citigroup	USD	965	AUD	1,252	06/15/16	(15)
Citigroup	USD	1,359	AUD	1,773	06/15/16	(13)
Citigroup	USD	1,921	AUD	2,619	06/15/16	66
Citigroup	USD	1,937	AUD	2,508	06/15/16	(33)
Citigroup	USD	3,540	AUD	4,721	06/15/16	43
Citigroup	USD	2	BRL	9	06/15/16	—
Citigroup	USD	8	BRL	31	06/15/16	1
Citigroup	USD	10	BRL	37	06/15/16	1
Citigroup	USD	10	BRL	36	06/15/16	1
Citigroup	USD	10	BRL	37	06/15/16	1
Citigroup	USD	14	BRL	53	06/15/16	2
Citigroup	USD	15	BRL	55	06/15/16	1
Citigroup	USD	16	BRL	61	06/15/16	1
Citigroup	USD	18	BRL	71	06/15/16	2
Citigroup	USD	18	BRL	68	06/15/16	1

See accompanying notes which are an integral part of the financial statements.

550 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	19	BRL	71	06/15/16	2
Citigroup	USD	22	BRL	82	06/15/16	2
Citigroup	USD	23	BRL	85	06/15/16	2
Citigroup	USD	31	BRL	109	06/15/16	—
Citigroup	USD	46	BRL	173	06/15/16	3
Citigroup	USD	49	BRL	175	06/15/16	1
Citigroup	USD	50	BRL	193	06/15/16	6
Citigroup	USD	57	BRL	212	06/15/16	4
Citigroup	USD	62	BRL	223	06/15/16	2
Citigroup	USD	69	BRL	248	06/15/16	2
Citigroup	USD	70	BRL	260	06/15/16	5
Citigroup	USD	71	BRL	265	06/15/16	5
Citigroup	USD	104	BRL	377	06/15/16	4
Citigroup	USD	266	BRL	1,054	06/15/16	37
Citigroup	USD	112	CAD	140	05/02/16	—
Citigroup	USD	55	CAD	69	06/15/16	—
Citigroup	USD	59	CAD	79	06/15/16	4
Citigroup	USD	66	CAD	88	06/15/16	4
Citigroup	USD	94	CAD	126	06/15/16	6
Citigroup	USD	109	CAD	142	06/15/16	4
Citigroup	USD	112	CAD	140	06/15/16	—
Citigroup	USD	122	CAD	164	06/15/16	8
Citigroup	USD	139	CAD	181	06/15/16	5
Citigroup	USD	144	CAD	192	06/15/16	9
Citigroup	USD	162	CAD	216	06/15/16	10
Citigroup	USD	267	CAD	360	06/15/16	20
Citigroup	USD	306	CAD	406	06/15/16	18
Citigroup	USD	2,942	CAD	3,945	06/15/16	202
Citigroup	USD	1	CLP	812	06/15/16	—
Citigroup	USD	2	CLP	1,325	06/15/16	—
Citigroup	USD	2	CLP	1,420	06/15/16	—
Citigroup	USD	3	CLP	2,193	06/15/16	—
Citigroup	USD	3	CLP	2,250	06/15/16	—
Citigroup	USD	5	CLP	3,384	06/15/16	—
Citigroup	USD	6	CLP	4,054	06/15/16	—
Citigroup	USD	9	CLP	6,128	06/15/16	—
Citigroup	USD	10	CLP	6,862	06/15/16	1
Citigroup	USD	10	CLP	6,830	06/15/16	—
Citigroup	USD	11	CLP	7,251	06/15/16	—
Citigroup	USD	11	CLP	7,291	06/15/16	—
Citigroup	USD	12	CLP	7,718	06/15/16	—
Citigroup	USD	15	CLP	10,049	06/15/16	—
Citigroup	USD	16	CLP	10,531	06/15/16	—
Citigroup	USD	16	CLP	10,663	06/15/16	—
Citigroup	USD	43	CLP	29,516	06/15/16	1
Citigroup	USD	1	COP	3,255	06/15/16	—
Citigroup	USD	1	COP	3,836	06/15/16	—
Citigroup	USD	2	COP	4,750	06/15/16	—
Citigroup	USD	2	COP	5,673	06/15/16	—
Citigroup	USD	2	COP	5,977	06/15/16	—
Citigroup	USD	2	COP	6,515	06/15/16	—
Citigroup	USD	4	COP	13,008	06/15/16	—
Citigroup	USD	5	COP	16,487	06/15/16	1
Citigroup	USD	5	COP	16,513	06/15/16	1
Citigroup	USD	9	COP	29,988	06/15/16	1
Citigroup	USD	14	COP	42,464	06/15/16	1

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 551

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	14	COP	43,439	06/15/16	1
Citigroup	USD	17	COP	51,458	06/15/16	1
Citigroup	USD	97	COP	313,884	06/15/16	13
Citigroup	USD	114	EUR	100	05/02/16	1
Citigroup	USD	125	EUR	110	05/03/16	1
Citigroup	USD	348	EUR	304	05/03/16	—
Citigroup	USD	68	EUR	60	06/15/16	1
Citigroup	USD	74	EUR	66	06/15/16	2
Citigroup	USD	113	EUR	100	06/15/16	1
Citigroup	USD	132	EUR	116	06/15/16	1
Citigroup	USD	159	EUR	141	06/15/16	3
Citigroup	USD	191	EUR	172	06/15/16	6
Citigroup	USD	210	EUR	193	06/15/16	11
Citigroup	USD	330	EUR	289	06/15/16	1
Citigroup	USD	662	EUR	592	06/15/16	17
Citigroup	USD	682	EUR	599	06/15/16	5
Citigroup	USD	1,475	EUR	1,313	06/15/16	31
Citigroup	USD	2,061	EUR	1,895	06/15/16	112
Citigroup	USD	3,087	EUR	2,828	06/15/16	155
Citigroup	USD	3,691	EUR	3,386	06/15/16	191
Citigroup	USD	4,234	EUR	3,780	06/15/16	100
Citigroup	USD	4,298	EUR	3,837	06/15/16	101
Citigroup	USD	292	GBP	200	05/03/16	—
Citigroup	USD	1,286	GBP	880	05/04/16	(1)
Citigroup	USD	9	GBP	6	06/15/16	—
Citigroup	USD	36	GBP	26	06/15/16	2
Citigroup	USD	56	GBP	40	06/15/16	3
Citigroup	USD	56	GBP	39	06/15/16	1
Citigroup	USD	88	GBP	61	06/15/16	1
Citigroup	USD	181	GBP	130	06/15/16	9
Citigroup	USD	256	GBP	178	06/15/16	4
Citigroup	USD	292	GBP	207	06/15/16	11
Citigroup	USD	292	GBP	200	06/15/16	—
Citigroup	USD	343	GBP	235	06/15/16	—
Citigroup	USD	419	GBP	296	06/15/16	14
Citigroup	USD	428	GBP	303	06/15/16	15
Citigroup	USD	538	GBP	375	06/15/16	10
Citigroup	USD	628	GBP	433	06/15/16	5
Citigroup	USD	707	GBP	488	06/15/16	6
Citigroup	USD	869	GBP	608	06/15/16	19
Citigroup	USD	1,288	GBP	880	06/15/16	(2)
Citigroup	USD	2,110	GBP	1,496	06/15/16	76
Citigroup	USD	3,634	GBP	2,568	06/15/16	119
Citigroup	USD	45	HUF	12,440	05/02/16	—
Citigroup	USD	6	HUF	1,699	06/15/16	—
Citigroup	USD	7	HUF	1,828	06/15/16	—
Citigroup	USD	12	HUF	3,321	06/15/16	—
Citigroup	USD	13	HUF	3,466	06/15/16	—
Citigroup	USD	13	HUF	3,646	06/15/16	—
Citigroup	USD	25	HUF	6,801	06/15/16	—
Citigroup	USD	30	HUF	8,474	06/15/16	1
Citigroup	USD	30	HUF	8,561	06/15/16	2
Citigroup	USD	32	HUF	8,904	06/15/16	—
Citigroup	USD	34	HUF	9,605	06/15/16	1
Citigroup	USD	38	HUF	10,594	06/15/16	—
Citigroup	USD	39	HUF	10,699	06/15/16	1

See accompanying notes which are an integral part of the financial statements.

552 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	40	HUF	11,158	06/15/16	—
Citigroup	USD	51	HUF	13,956	06/15/16	1
Citigroup	USD	55	HUF	15,009	06/15/16	—
Citigroup	USD	55	HUF	15,088	06/15/16	—
Citigroup	USD	57	HUF	16,085	06/15/16	2
Citigroup	USD	58	HUF	16,243	06/15/16	2
Citigroup	USD	60	HUF	16,840	06/15/16	2
Citigroup	USD	60	HUF	17,095	06/15/16	3
Citigroup	USD	71	HUF	19,665	06/15/16	1
Citigroup	USD	74	HUF	20,242	06/15/16	—
Citigroup	USD	75	HUF	20,618	06/15/16	1
Citigroup	USD	4	IDR	46,879	06/15/16	—
Citigroup	USD	8	IDR	111,657	06/15/16	—
Citigroup	USD	11	IDR	153,712	06/15/16	—
Citigroup	USD	19	IDR	253,966	06/15/16	—
Citigroup	USD	22	IDR	288,165	06/15/16	—
Citigroup	USD	50	IDR	677,819	06/15/16	1
Citigroup	USD	52	IDR	694,315	06/15/16	—
Citigroup	USD	54	IDR	710,435	06/15/16	—
Citigroup	USD	88	IDR	1,178,519	06/15/16	1
Citigroup	USD	89	IDR	1,223,366	06/15/16	3
Citigroup	USD	92	IDR	1,259,476	06/15/16	3
Citigroup	USD	93	IDR	1,257,592	06/15/16	2
Citigroup	USD	113	IDR	1,492,744	06/15/16	(1)
Citigroup	USD	118	IDR	1,568,864	06/15/16	—
Citigroup	USD	133	IDR	1,759,813	06/15/16	—
Citigroup	USD	133	IDR	1,767,507	06/15/16	—
Citigroup	USD	133	IDR	1,789,599	06/15/16	1
Citigroup	USD	134	IDR	1,789,584	06/15/16	1
Citigroup	USD	177	IDR	2,364,661	06/15/16	1
Citigroup	USD	201	IDR	2,656,667	06/15/16	(1)
Citigroup	USD	42	ILS	159	05/02/16	—
Citigroup	USD	2	ILS	9	06/15/16	—
Citigroup	USD	3	ILS	10	06/15/16	—
Citigroup	USD	3	ILS	12	06/15/16	—
Citigroup	USD	4	ILS	16	06/15/16	—
Citigroup	USD	8	ILS	31	06/15/16	—
Citigroup	USD	10	ILS	38	06/15/16	—
Citigroup	USD	21	ILS	80	06/15/16	—
Citigroup	USD	23	ILS	87	06/15/16	1
Citigroup	USD	26	ILS	99	06/15/16	1
Citigroup	USD	26	ILS	102	06/15/16	1
Citigroup	USD	31	ILS	115	06/15/16	—
Citigroup	USD	31	ILS	118	06/15/16	—
Citigroup	USD	34	ILS	127	06/15/16	—
Citigroup	USD	36	ILS	139	06/15/16	1
Citigroup	USD	39	ILS	146	06/15/16	—
Citigroup	USD	42	ILS	159	06/15/16	—
Citigroup	USD	48	ILS	182	06/15/16	1
Citigroup	USD	53	ILS	200	06/15/16	—
Citigroup	USD	56	ILS	210	06/15/16	—
Citigroup	USD	56	ILS	211	06/15/16	1
Citigroup	USD	59	ILS	222	06/15/16	—
Citigroup	USD	66	ILS	249	06/15/16	—
Citigroup	USD	105	ILS	408	06/15/16	4
Citigroup	USD	129	ILS	488	06/15/16	1

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 553

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	177	ILS	676	06/15/16	4
Citigroup	USD	294	ILS	1,125	06/15/16	8
Citigroup	USD	232	INR	16,057	05/24/16	9
Citigroup	USD	1	INR	84	06/15/16	—
Citigroup	USD	2	INR	103	06/15/16	—
Citigroup	USD	2	INR	111	06/15/16	—
Citigroup	USD	6	INR	412	06/15/16	—
Citigroup	USD	8	INR	516	06/15/16	—
Citigroup	USD	10	INR	682	06/15/16	—
Citigroup	USD	15	INR	1,042	06/15/16	1
Citigroup	USD	20	INR	1,351	06/15/16	—
Citigroup	USD	21	INR	1,423	06/15/16	—
Citigroup	USD	27	INR	1,834	06/15/16	—
Citigroup	USD	28	INR	1,894	06/15/16	1
Citigroup	USD	31	INR	2,062	06/15/16	—
Citigroup	USD	33	INR	2,206	06/15/16	—
Citigroup	USD	35	INR	2,403	06/15/16	1
Citigroup	USD	36	INR	2,500	06/15/16	1
Citigroup	USD	37	INR	2,487	06/15/16	—
Citigroup	USD	45	INR	3,093	06/15/16	1
Citigroup	USD	48	INR	3,264	06/15/16	1
Citigroup	USD	64	INR	4,243	06/15/16	—
Citigroup	USD	71	INR	4,743	06/15/16	—
Citigroup	USD	84	INR	5,615	06/15/16	—
Citigroup	USD	85	INR	5,686	06/15/16	—
Citigroup	USD	89	INR	6,136	06/15/16	2
Citigroup	USD	167	INR	11,193	06/15/16	—
Citigroup	USD	207	INR	13,885	06/15/16	1
Citigroup	USD	531	INR	35,939	06/15/16	6
Citigroup	USD	969	JPY	107,500	05/02/16	41
Citigroup	USD	1,188	JPY	132,188	05/02/16	54
Citigroup	USD	421	JPY	45,537	05/06/16	7
Citigroup	USD	26	JPY	2,946	06/15/16	2
Citigroup	USD	45	JPY	5,104	06/15/16	3
Citigroup	USD	86	JPY	9,371	06/15/16	2
Citigroup	USD	92	JPY	10,176	06/15/16	4
Citigroup	USD	140	JPY	15,293	06/15/16	4
Citigroup	USD	151	JPY	16,279	06/15/16	2
Citigroup	USD	167	JPY	18,905	06/15/16	11
Citigroup	USD	177	JPY	19,631	06/15/16	8
Citigroup	USD	196	JPY	22,128	06/15/16	12
Citigroup	USD	264	JPY	29,578	06/15/16	15
Citigroup	USD	276	JPY	30,095	06/15/16	7
Citigroup	USD	292	JPY	31,997	06/15/16	9
Citigroup	USD	298	JPY	33,256	06/15/16	14
Citigroup	USD	304	JPY	32,942	06/15/16	6
Citigroup	USD	368	JPY	41,573	06/15/16	24
Citigroup	USD	374	JPY	42,380	06/15/16	24
Citigroup	USD	420	JPY	45,537	06/15/16	9
Citigroup	USD	466	JPY	50,719	06/15/16	12
Citigroup	USD	530	JPY	57,002	06/15/16	6
Citigroup	USD	538	JPY	61,158	06/15/16	38
Citigroup	USD	948	JPY	103,074	06/15/16	22
Citigroup	USD	1,189	JPY	132,188	06/15/16	55
Citigroup	USD	1,372	JPY	149,116	06/15/16	31
Citigroup	USD	1,414	JPY	156,885	06/15/16	62

See accompanying notes which are an integral part of the financial statements.

554 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	1,432	JPY	162,719	06/15/16	99
Citigroup	USD	1,441	JPY	161,267	06/15/16	76
Citigroup	USD	2,378	JPY	269,233	06/15/16	155
Citigroup	USD	2,784	JPY	316,148	06/15/16	190
Citigroup	USD	3,485	JPY	393,223	06/15/16	215
Citigroup	USD	10,755	JPY	1,209,444	06/15/16	625
Citigroup	USD	24	KRW	28,672	06/15/16	1
Citigroup	USD	29	KRW	35,526	06/15/16	2
Citigroup	USD	85	KRW	98,866	06/15/16	2
Citigroup	USD	91	KRW	107,153	06/15/16	2
Citigroup	USD	98	KRW	114,059	06/15/16	1
Citigroup	USD	102	KRW	121,117	06/15/16	4
Citigroup	USD	111	KRW	128,378	06/15/16	1
Citigroup	USD	129	KRW	153,385	06/15/16	5
Citigroup	USD	167	KRW	192,349	06/15/16	—
Citigroup	USD	180	KRW	204,943	06/15/16	(2)
Citigroup	USD	196	KRW	221,739	06/15/16	(2)
Citigroup	USD	333	KRW	383,166	06/15/16	1
Citigroup	USD	344	KRW	394,258	06/15/16	—
Citigroup	USD	360	KRW	413,828	06/15/16	1
Citigroup	USD	440	KRW	509,517	06/15/16	4
Citigroup	USD	2,030	KRW	2,480,180	06/15/16	132
Citigroup	USD	17	MXN	293	06/15/16	—
Citigroup	USD	46	MXN	799	06/15/16	—
Citigroup	USD	104	MXN	1,862	06/15/16	4
Citigroup	USD	138	MXN	2,449	06/15/16	3
Citigroup	USD	156	MXN	2,739	06/15/16	2
Citigroup	USD	169	MXN	2,958	06/15/16	2
Citigroup	USD	241	MXN	4,222	06/15/16	3
Citigroup	USD	283	MXN	4,992	06/15/16	5
Citigroup	USD	293	MXN	5,057	06/15/16	—
Citigroup	USD	333	MXN	6,018	06/15/16	15
Citigroup	USD	456	MXN	8,052	06/15/16	10
Citigroup	USD	1	MYR	4	06/15/16	—
Citigroup	USD	2	MYR	6	06/15/16	—
Citigroup	USD	2	MYR	7	06/15/16	—
Citigroup	USD	2	MYR	7	06/15/16	—
Citigroup	USD	3	MYR	11	06/15/16	—
Citigroup	USD	4	MYR	17	06/15/16	—
Citigroup	USD	4	MYR	18	06/15/16	—
Citigroup	USD	4	MYR	18	06/15/16	—
Citigroup	USD	5	MYR	20	06/15/16	—
Citigroup	USD	7	MYR	27	06/15/16	—
Citigroup	USD	7	MYR	27	06/15/16	—
Citigroup	USD	8	MYR	33	06/15/16	—
Citigroup	USD	15	MYR	58	06/15/16	—
Citigroup	USD	31	MYR	120	06/15/16	—
Citigroup	USD	48	MYR	197	06/15/16	3
Citigroup	USD	3	NOK	22	06/15/16	—
Citigroup	USD	12	NOK	101	06/15/16	1
Citigroup	USD	17	NOK	139	06/15/16	1
Citigroup	USD	24	NOK	196	06/15/16	—
Citigroup	USD	27	NOK	234	06/15/16	2
Citigroup	USD	35	NOK	290	06/15/16	1
Citigroup	USD	35	NOK	291	06/15/16	1
Citigroup	USD	44	NOK	362	06/15/16	1

See accompanying notes which are an integral part of the financial statements

Russell Multi-Strategy Alternative Fund 555

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	57	NOK	468	06/15/16	1
Citigroup	USD	62	NOK	515	06/15/16	2
Citigroup	USD	63	NOK	511	06/15/16	1
Citigroup	USD	64	NOK	520	06/15/16	1
Citigroup	USD	73	NOK	601	06/15/16	1
Citigroup	USD	75	NOK	643	06/15/16	5
Citigroup	USD	85	NOK	731	06/15/16	6
Citigroup	USD	103	NOK	847	06/15/16	2
Citigroup	USD	122	NOK	1,040	06/15/16	7
Citigroup	USD	128	NOK	1,069	06/15/16	4
Citigroup	USD	134	NOK	1,101	06/15/16	3
Citigroup	USD	137	NOK	1,160	06/15/16	7
Citigroup	USD	139	NOK	1,149	06/15/16	3
Citigroup	USD	1,170	NOK	10,120	06/15/16	86
Citigroup	USD	700	NZD	1,004	05/03/16	1
Citigroup	USD	108	NZD	158	06/15/16	2
Citigroup	USD	123	NZD	176	06/15/16	—
Citigroup	USD	133	NZD	201	06/15/16	7
Citigroup	USD	144	NZD	219	06/15/16	9
Citigroup	USD	272	NZD	401	06/15/16	8
Citigroup	USD	279	NZD	409	06/15/16	6
Citigroup	USD	304	NZD	447	06/15/16	8
Citigroup	USD	325	NZD	463	06/15/16	(2)
Citigroup	USD	477	NZD	696	06/15/16	8
Citigroup	USD	550	NZD	804	06/15/16	10
Citigroup	USD	696	NZD	1,006	06/15/16	5
Citigroup	USD	699	NZD	1,004	06/15/16	—
Citigroup	USD	773	NZD	1,124	06/15/16	10
Citigroup	USD	800	NZD	1,160	06/15/16	8
Citigroup	USD	1,135	NZD	1,693	06/15/16	45
Citigroup	USD	2	PHP	99	06/15/16	—
Citigroup	USD	3	PHP	139	06/15/16	—
Citigroup	USD	7	PHP	314	06/15/16	—
Citigroup	USD	7	PHP	322	06/15/16	—
Citigroup	USD	7	PHP	334	06/15/16	—
Citigroup	USD	7	PHP	341	06/15/16	—
Citigroup	USD	9	PHP	406	06/15/16	—
Citigroup	USD	10	PHP	451	06/15/16	—
Citigroup	USD	12	PHP	576	06/15/16	—
Citigroup	USD	12	PHP	588	06/15/16	—
Citigroup	USD	13	PHP	615	06/15/16	—
Citigroup	USD	19	PHP	900	06/15/16	—
Citigroup	USD	21	PHP	989	06/15/16	—
Citigroup	USD	22	PHP	1,038	06/15/16	—
Citigroup	USD	23	PHP	1,085	06/15/16	—
Citigroup	USD	24	PHP	1,149	06/15/16	—
Citigroup	USD	51	PHP	2,341	06/15/16	(1)
Citigroup	USD	53	PHP	2,444	06/15/16	(1)
Citigroup	USD	61	PHP	2,830	06/15/16	(1)
Citigroup	USD	78	PHP	3,628	06/15/16	(2)
Citigroup	USD	94	PHP	4,445	06/15/16	1
Citigroup	USD	196	PHP	9,100	06/15/16	(3)
Citigroup	USD	222	PLN	863	05/02/16	4
Citigroup	USD	236	PLN	904	05/04/16	1
Citigroup	USD	2	PLN	8	06/15/16	—
Citigroup	USD	9	PLN	35	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

556 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	12	PLN	47	06/15/16	—
Citigroup	USD	13	PLN	50	06/15/16	—
Citigroup	USD	15	PLN	56	06/15/16	—
Citigroup	USD	16	PLN	60	06/15/16	—
Citigroup	USD	19	PLN	70	06/15/16	—
Citigroup	USD	20	PLN	76	06/15/16	—
Citigroup	USD	26	PLN	98	06/15/16	—
Citigroup	USD	29	PLN	111	06/15/16	—
Citigroup	USD	33	PLN	131	06/15/16	2
Citigroup	USD	36	PLN	137	06/15/16	—
Citigroup	USD	40	PLN	156	06/15/16	1
Citigroup	USD	47	PLN	179	06/15/16	—
Citigroup	USD	52	PLN	210	06/15/16	3
Citigroup	USD	53	PLN	206	06/15/16	—
Citigroup	USD	54	PLN	208	06/15/16	1
Citigroup	USD	62	PLN	247	06/15/16	3
Citigroup	USD	90	PLN	360	06/15/16	4
Citigroup	USD	123	PLN	462	06/15/16	(2)
Citigroup	USD	136	PLN	511	06/15/16	(2)
Citigroup	USD	178	PLN	665	06/15/16	(4)
Citigroup	USD	186	PLN	692	06/15/16	(5)
Citigroup	USD	186	PLN	694	06/15/16	(4)
Citigroup	USD	358	PLN	1,425	06/15/16	15
Citigroup	USD	366	PLN	1,396	06/15/16	(1)
Citigroup	USD	258	SEK	2,080	05/02/16	1
Citigroup	USD	242	SEK	1,936	05/03/16	(1)
Citigroup	USD	15	SEK	122	06/15/16	—
Citigroup	USD	20	SEK	166	06/15/16	1
Citigroup	USD	40	SEK	326	06/15/16	1
Citigroup	USD	60	SEK	506	06/15/16	3
Citigroup	USD	80	SEK	657	06/15/16	2
Citigroup	USD	93	SEK	754	06/15/16	1
Citigroup	USD	136	SEK	1,134	06/15/16	5
Citigroup	USD	140	SEK	1,186	06/15/16	8
Citigroup	USD	178	SEK	1,456	06/15/16	3
Citigroup	USD	180	SEK	1,491	06/15/16	6
Citigroup	USD	206	SEK	1,675	06/15/16	2
Citigroup	USD	219	SEK	1,775	06/15/16	2
Citigroup	USD	250	SEK	2,019	06/15/16	1
Citigroup	USD	258	SEK	2,080	06/15/16	2
Citigroup	USD	289	SEK	2,401	06/15/16	11
Citigroup	USD	290	SEK	2,354	06/15/16	3
Citigroup	USD	291	SEK	2,348	06/15/16	2
Citigroup	USD	335	SEK	2,716	06/15/16	4
Citigroup	USD	400	SEK	3,232	06/15/16	3
Citigroup	USD	700	SEK	5,669	06/15/16	7
Citigroup	USD	708	SEK	5,735	06/15/16	7
Citigroup	USD	742	SEK	6,113	06/15/16	20
Citigroup	USD	772	SEK	6,257	06/15/16	9
Citigroup	USD	775	SEK	6,291	06/15/16	10
Citigroup	USD	831	SEK	6,746	06/15/16	10
Citigroup	USD	890	SEK	7,608	06/15/16	58
Citigroup	USD	36	SGD	48	05/03/16	—
Citigroup	USD	61	SGD	82	05/04/16	—
Citigroup	USD	1	SGD	1	06/15/16	—
Citigroup	USD	1	SGD	2	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 557

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	1	SGD	2	06/15/16	—
Citigroup	USD	2	SGD	3	06/15/16	—
Citigroup	USD	4	SGD	5	06/15/16	—
Citigroup	USD	6	SGD	8	06/15/16	—
Citigroup	USD	6	SGD	8	06/15/16	—
Citigroup	USD	8	SGD	11	06/15/16	—
Citigroup	USD	10	SGD	14	06/15/16	—
Citigroup	USD	10	SGD	14	06/15/16	—
Citigroup	USD	12	SGD	16	06/15/16	—
Citigroup	USD	21	SGD	29	06/15/16	—
Citigroup	USD	27	SGD	36	06/15/16	—
Citigroup	USD	29	SGD	39	06/15/16	—
Citigroup	USD	30	SGD	41	06/15/16	1
Citigroup	USD	30	SGD	41	06/15/16	—
Citigroup	USD	32	SGD	44	06/15/16	—
Citigroup	USD	34	SGD	46	06/15/16	—
Citigroup	USD	36	SGD	48	06/15/16	—
Citigroup	USD	44	SGD	61	06/15/16	1
Citigroup	USD	71	SGD	96	06/15/16	—
Citigroup	USD	159	SGD	222	06/15/16	6
Citigroup	USD	5	TRY	14	06/15/16	—
Citigroup	USD	5	TRY	16	06/15/16	—
Citigroup	USD	22	TRY	66	06/15/16	1
Citigroup	USD	26	TRY	77	06/15/16	1
Citigroup	USD	35	TRY	107	06/15/16	3
Citigroup	USD	56	TRY	165	06/15/16	2
Citigroup	USD	82	TRY	249	06/15/16	6
Citigroup	USD	113	TRY	337	06/15/16	6
Citigroup	USD	135	TRY	396	06/15/16	4
Citigroup	USD	144	TRY	432	06/15/16	9
Citigroup	USD	151	TRY	452	06/15/16	8
Citigroup	USD	173	TRY	524	06/15/16	12
Citigroup	USD	181	TRY	551	06/15/16	14
Citigroup	USD	639	TRY	1,920	06/15/16	39
Citigroup	USD	2	TWD	56	06/15/16	—
Citigroup	USD	3	TWD	95	06/15/16	—
Citigroup	USD	3	TWD	105	06/15/16	—
Citigroup	USD	5	TWD	161	06/15/16	—
Citigroup	USD	9	TWD	276	06/15/16	—
Citigroup	USD	10	TWD	328	06/15/16	—
Citigroup	USD	14	TWD	453	06/15/16	—
Citigroup	USD	17	TWD	550	06/15/16	—
Citigroup	USD	18	TWD	576	06/15/16	—
Citigroup	USD	25	TWD	816	06/15/16	—
Citigroup	USD	27	TWD	884	06/15/16	—
Citigroup	USD	323	TWD	10,666	06/15/16	7
Citigroup	USD	170	ZAR	2,443	05/03/16	2
Citigroup	USD	53	ZAR	748	05/04/16	—
Citigroup	USD	4	ZAR	55	06/15/16	—
Citigroup	USD	9	ZAR	126	06/15/16	—
Citigroup	USD	12	ZAR	188	06/15/16	1
Citigroup	USD	32	ZAR	482	06/15/16	1
Citigroup	USD	36	ZAR	582	06/15/16	4
Citigroup	USD	48	ZAR	743	06/15/16	4
Citigroup	USD	52	ZAR	849	06/15/16	8
Citigroup	USD	52	ZAR	748	06/15/16	—

See accompanying notes which are an integral part of the financial statements.

558 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	55	ZAR	816	06/15/16	2
Citigroup	USD	70	ZAR	1,084	06/15/16	6
Citigroup	USD	73	ZAR	1,081	06/15/16	3
Citigroup	USD	135	ZAR	2,081	06/15/16	10
Citigroup	USD	151	ZAR	2,255	06/15/16	6
Citigroup	USD	165	ZAR	2,511	06/15/16	10
Citigroup	USD	170	ZAR	2,443	06/15/16	—
Citigroup	USD	182	ZAR	2,737	06/15/16	9
Citigroup	USD	188	ZAR	2,802	06/15/16	8
Citigroup	USD	547	ZAR	8,760	06/15/16	64
Citigroup	AUD	937	USD	715	05/02/16	2
Citigroup	AUD	3,240	USD	2,470	05/03/16	6
Citigroup	AUD	36	USD	27	06/15/16	—
Citigroup	AUD	57	USD	43	06/15/16	—
Citigroup	AUD	94	USD	72	06/15/16	—
Citigroup	AUD	115	USD	82	06/15/16	(5)
Citigroup	AUD	212	USD	151	06/15/16	(10)
Citigroup	AUD	376	USD	282	06/15/16	(3)
Citigroup	AUD	736	USD	559	06/15/16	—
Citigroup	AUD	820	USD	619	06/15/16	(4)
Citigroup	AUD	878	USD	658	06/15/16	(9)
Citigroup	AUD	909	USD	645	06/15/16	(46)
Citigroup	AUD	937	USD	714	06/15/16	2
Citigroup	AUD	999	USD	708	06/15/16	(50)
Citigroup	AUD	1,012	USD	727	06/15/16	(41)
Citigroup	AUD	1,210	USD	917	06/15/16	(1)
Citigroup	AUD	3,240	USD	2,465	06/15/16	6
Citigroup	BRL	435	USD	105	06/15/16	(19)
Citigroup	BRL	1,240	USD	304	06/15/16	(52)
Citigroup	CAD	140	USD	112	05/02/16	—
Citigroup	CAD	2	USD	2	06/15/16	—
Citigroup	CAD	15	USD	11	06/15/16	(1)
Citigroup	CAD	37	USD	28	06/15/16	(1)
Citigroup	CAD	73	USD	57	06/15/16	(2)
Citigroup	CAD	128	USD	98	06/15/16	(4)
Citigroup	CAD	162	USD	124	06/15/16	(5)
Citigroup	CAD	170	USD	129	06/15/16	(6)
Citigroup	CAD	362	USD	274	06/15/16	(14)
Citigroup	CAD	564	USD	428	06/15/16	(22)
Citigroup	CAD	6,350	USD	4,696	06/15/16	(364)
Citigroup	CHF	1	USD	1	06/15/16	—
Citigroup	CHF	1	USD	1	06/15/16	—
Citigroup	CHF	3	USD	3	06/15/16	—
Citigroup	CHF	4	USD	4	06/15/16	—
Citigroup	CHF	5	USD	5	06/15/16	—
Citigroup	CHF	7	USD	7	06/15/16	—
Citigroup	CHF	9	USD	9	06/15/16	—
Citigroup	CHF	51	USD	52	06/15/16	(1)
Citigroup	CLP	609	USD	1	06/15/16	—
Citigroup	CLP	1,486	USD	2	06/15/16	—
Citigroup	CLP	10,887	USD	16	06/15/16	(1)
Citigroup	COP	4,183	USD	1	06/15/16	—
Citigroup	COP	16,367	USD	5	06/15/16	—
Citigroup	COP	434,784	USD	131	06/15/16	(21)
Citigroup	EUR	100	USD	113	05/02/16	(1)
Citigroup	EUR	170	USD	192	05/02/16	(2)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 559

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	EUR	304	USD	346	05/03/16	(2)
Citigroup	EUR	1	USD	1	06/15/16	—
Citigroup	EUR	1	USD	1	06/15/16	—
Citigroup	EUR	2	USD	2	06/15/16	—
Citigroup	EUR	13	USD	15	06/15/16	—
Citigroup	EUR	29	USD	33	06/15/16	—
Citigroup	EUR	30	USD	33	06/15/16	(1)
Citigroup	EUR	48	USD	54	06/15/16	(1)
Citigroup	EUR	79	USD	87	06/15/16	(4)
Citigroup	EUR	201	USD	227	06/15/16	(3)
Citigroup	EUR	227	USD	253	06/15/16	(7)
Citigroup	EUR	241	USD	275	06/15/16	(2)
Citigroup	EUR	247	USD	272	06/15/16	(11)
Citigroup	EUR	265	USD	293	06/15/16	(11)
Citigroup	EUR	304	USD	349	06/15/16	—
Citigroup	EUR	311	USD	344	06/15/16	(12)
Citigroup	EUR	320	USD	365	06/15/16	(2)
Citigroup	EUR	326	USD	355	06/15/16	(19)
Citigroup	EUR	336	USD	379	06/15/16	(6)
Citigroup	EUR	337	USD	367	06/15/16	(20)
Citigroup	EUR	439	USD	502	06/15/16	(1)
Citigroup	EUR	467	USD	529	06/15/16	(7)
Citigroup	EUR	468	USD	534	06/15/16	(2)
Citigroup	EUR	479	USD	543	06/15/16	(6)
Citigroup	EUR	485	USD	552	06/15/16	(4)
Citigroup	EUR	488	USD	557	06/15/16	(2)
Citigroup	EUR	545	USD	617	06/15/16	(8)
Citigroup	EUR	547	USD	596	06/15/16	(31)
Citigroup	EUR	805	USD	907	06/15/16	(15)
Citigroup	EUR	916	USD	1,036	06/15/16	(15)
Citigroup	EUR	2,249	USD	2,544	06/15/16	(35)
Citigroup	EUR	4,015	USD	4,405	06/15/16	(198)
Citigroup	EUR	5,762	USD	6,318	06/15/16	(288)
Citigroup	GBP	60	USD	88	05/03/16	—
Citigroup	GBP	200	USD	292	05/03/16	—
Citigroup	GBP	880	USD	1,288	05/04/16	2
Citigroup	GBP	6	USD	8	06/15/16	—
Citigroup	GBP	13	USD	19	06/15/16	—
Citigroup	GBP	35	USD	50	06/15/16	(1)
Citigroup	GBP	45	USD	64	06/15/16	(2)
Citigroup	GBP	69	USD	98	06/15/16	(3)
Citigroup	GBP	91	USD	129	06/15/16	(4)
Citigroup	GBP	97	USD	137	06/15/16	(5)
Citigroup	GBP	141	USD	204	06/15/16	(2)
Citigroup	GBP	169	USD	240	06/15/16	(7)
Citigroup	GBP	174	USD	247	06/15/16	(7)
Citigroup	GBP	177	USD	250	06/15/16	(9)
Citigroup	GBP	189	USD	271	06/15/16	(5)
Citigroup	GBP	192	USD	273	06/15/16	(8)
Citigroup	GBP	192	USD	273	06/15/16	(7)
Citigroup	GBP	212	USD	302	06/15/16	(8)
Citigroup	GBP	255	USD	367	06/15/16	(6)
Citigroup	GBP	571	USD	813	06/15/16	(22)
Citigroup	GBP	703	USD	997	06/15/16	(30)
Citigroup	GBP	1,140	USD	1,617	06/15/16	(48)
Citigroup	GBP	1,488	USD	2,104	06/15/16	(70)

See accompanying notes which are an integral part of the financial statements.

560 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	GBP	1,789	USD	2,510	06/15/16	(104)
Citigroup	GBP	3,366	USD	4,697	06/15/16	(220)
Citigroup	GBP	4,886	USD	6,886	06/15/16	(253)
Citigroup	HKD	2	USD	—	06/15/16	—
Citigroup	HKD	19	USD	2	06/15/16	—
Citigroup	HKD	33	USD	4	06/15/16	—
Citigroup	HKD	48	USD	6	06/15/16	—
Citigroup	HKD	55	USD	7	06/15/16	—
Citigroup	HKD	274	USD	35	06/15/16	—
Citigroup	HUF	12,440	USD	45	05/02/16	—
Citigroup	HUF	1,137	USD	4	06/15/16	—
Citigroup	HUF	1,356	USD	5	06/15/16	—
Citigroup	HUF	1,985	USD	7	06/15/16	—
Citigroup	HUF	2,529	USD	9	06/15/16	—
Citigroup	HUF	3,021	USD	11	06/15/16	—
Citigroup	HUF	3,676	USD	13	06/15/16	—
Citigroup	HUF	5,866	USD	21	06/15/16	(1)
Citigroup	HUF	8,418	USD	31	06/15/16	—
Citigroup	HUF	12,440	USD	45	06/15/16	—
Citigroup	HUF	14,336	USD	52	06/15/16	(1)
Citigroup	HUF	15,815	USD	56	06/15/16	(2)
Citigroup	HUF	16,067	USD	56	06/15/16	(3)
Citigroup	HUF	21,584	USD	78	06/15/16	(1)
Citigroup	HUF	25,999	USD	94	06/15/16	(2)
Citigroup	HUF	28,896	USD	103	06/15/16	(3)
Citigroup	HUF	34,237	USD	121	06/15/16	(5)
Citigroup	IDR	48,786	USD	4	06/15/16	—
Citigroup	IDR	845,882	USD	63	06/15/16	(1)
Citigroup	ILS	159	USD	42	05/02/16	—
Citigroup	ILS	4	USD	1	06/15/16	—
Citigroup	ILS	6	USD	2	06/15/16	—
Citigroup	ILS	6	USD	2	06/15/16	—
Citigroup	ILS	29	USD	7	06/15/16	—
Citigroup	ILS	65	USD	17	06/15/16	(1)
Citigroup	ILS	69	USD	18	06/15/16	—
Citigroup	ILS	71	USD	18	06/15/16	(1)
Citigroup	ILS	104	USD	27	06/15/16	—
Citigroup	ILS	105	USD	28	06/15/16	—
Citigroup	ILS	211	USD	54	06/15/16	(2)
Citigroup	INR	238	USD	4	06/15/16	—
Citigroup	INR	972	USD	14	06/15/16	—
Citigroup	INR	1,056	USD	16	06/15/16	—
Citigroup	INR	1,058	USD	16	06/15/16	—
Citigroup	INR	1,507	USD	22	06/15/16	(1)
Citigroup	INR	1,544	USD	22	06/15/16	(1)
Citigroup	INR	1,994	USD	29	06/15/16	(1)
Citigroup	INR	3,867	USD	58	06/15/16	—
Citigroup	INR	10,661	USD	159	06/15/16	—
Citigroup	JPY	132,188	USD	1,188	05/02/16	(55)
Citigroup	JPY	45,537	USD	419	05/06/16	(9)
Citigroup	JPY	107,500	USD	970	06/02/16	(41)
Citigroup	JPY	9,529	USD	86	06/15/16	(4)
Citigroup	JPY	11,350	USD	100	06/15/16	(7)
Citigroup	JPY	14,457	USD	129	06/15/16	(7)
Citigroup	JPY	14,723	USD	130	06/15/16	(8)
Citigroup	JPY	33,021	USD	294	06/15/16	(16)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 561

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	JPY	35,588	USD	320	06/15/16	(15)
Citigroup	JPY	57,721	USD	514	06/15/16	(29)
Citigroup	JPY	73,406	USD	660	06/15/16	(31)
Citigroup	JPY	795,083	USD	7,024	06/15/16	(456)
Citigroup	KRW	11,414	USD	9	06/15/16	(1)
Citigroup	KRW	27,022	USD	23	06/15/16	—
Citigroup	KRW	71,817	USD	62	06/15/16	(1)
Citigroup	KRW	121,694	USD	100	06/15/16	(6)
Citigroup	KRW	169,262	USD	145	06/15/16	(3)
Citigroup	KRW	178,046	USD	153	06/15/16	(2)
Citigroup	KRW	233,778	USD	201	06/15/16	(3)
Citigroup	KRW	235,752	USD	206	06/15/16	—
Citigroup	KRW	309,324	USD	271	06/15/16	2
Citigroup	KRW	468,709	USD	384	06/15/16	(25)
Citigroup	KRW	536,050	USD	446	06/15/16	(22)
Citigroup	KRW	619,375	USD	511	06/15/16	(29)
Citigroup	KRW	707,075	USD	572	06/15/16	(44)
Citigroup	KRW	944,428	USD	764	06/15/16	(59)
Citigroup	KRW	946,801	USD	761	06/15/16	(64)
Citigroup	KRW	1,098,548	USD	947	06/15/16	(10)
Citigroup	MXN	71	USD	4	06/15/16	—
Citigroup	MXN	158	USD	9	06/15/16	—
Citigroup	MXN	316	USD	17	06/15/16	(1)
Citigroup	MXN	366	USD	20	06/15/16	(1)
Citigroup	MXN	424	USD	24	06/15/16	(1)
Citigroup	MXN	528	USD	30	06/15/16	—
Citigroup	MXN	595	USD	33	06/15/16	(2)
Citigroup	MXN	629	USD	35	06/15/16	(1)
Citigroup	MXN	658	USD	36	06/15/16	(2)
Citigroup	MXN	674	USD	37	06/15/16	(2)
Citigroup	MXN	678	USD	37	06/15/16	(2)
Citigroup	MXN	680	USD	38	06/15/16	(2)
Citigroup	MXN	821	USD	46	06/15/16	(2)
Citigroup	MXN	1,001	USD	56	06/15/16	(2)
Citigroup	MXN	1,224	USD	70	06/15/16	(1)
Citigroup	MXN	2,057	USD	115	06/15/16	(4)
Citigroup	MXN	2,290	USD	125	06/15/16	(7)
Citigroup	MXN	2,707	USD	150	06/15/16	(6)
Citigroup	MXN	2,775	USD	156	06/15/16	(5)
Citigroup	MXN	3,181	USD	175	06/15/16	(9)
Citigroup	MXN	4,160	USD	236	06/15/16	(5)
Citigroup	MXN	4,870	USD	276	06/15/16	(6)
Citigroup	MXN	5,452	USD	302	06/15/16	(13)
Citigroup	MYR	4	USD	1	06/15/16	—
Citigroup	MYR	14	USD	4	06/15/16	—
Citigroup	MYR	20	USD	5	06/15/16	—
Citigroup	MYR	27	USD	7	06/15/16	—
Citigroup	MYR	33	USD	8	06/15/16	—
Citigroup	MYR	43	USD	11	06/15/16	—
Citigroup	MYR	47	USD	12	06/15/16	—
Citigroup	MYR	54	USD	13	06/15/16	—
Citigroup	MYR	56	USD	14	06/15/16	—
Citigroup	MYR	69	USD	16	06/15/16	(1)
Citigroup	MYR	85	USD	20	06/15/16	(2)
Citigroup	MYR	104	USD	26	06/15/16	—
Citigroup	MYR	140	USD	33	06/15/16	(3)

See accompanying notes which are an integral part of the financial statements.

562 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	MYR	172	USD	44	06/15/16	—
Citigroup	NOK	163	USD	20	06/15/16	(1)
Citigroup	NOK	322	USD	37	06/15/16	(3)
Citigroup	NOK	956	USD	113	06/15/16	(6)
Citigroup	NOK	988	USD	115	06/15/16	(7)
Citigroup	NOK	1,029	USD	120	06/15/16	(7)
Citigroup	NOK	1,145	USD	137	06/15/16	(5)
Citigroup	NOK	1,407	USD	165	06/15/16	(10)
Citigroup	NOK	1,710	USD	198	06/15/16	(15)
Citigroup	NOK	1,972	USD	228	06/15/16	(17)
Citigroup	NOK	2,006	USD	231	06/15/16	(18)
Citigroup	NOK	3,153	USD	362	06/15/16	(29)
Citigroup	NOK	4,217	USD	494	06/15/16	(30)
Citigroup	NZD	1,004	USD	701	05/03/16	—
Citigroup	NZD	57	USD	38	06/15/16	(1)
Citigroup	NZD	156	USD	105	06/15/16	(3)
Citigroup	NZD	163	USD	110	06/15/16	(3)
Citigroup	NZD	165	USD	108	06/15/16	(6)
Citigroup	NZD	211	USD	142	06/15/16	(5)
Citigroup	NZD	286	USD	194	06/15/16	(6)
Citigroup	NZD	371	USD	252	06/15/16	(6)
Citigroup	NZD	492	USD	323	06/15/16	(20)
Citigroup	NZD	604	USD	403	06/15/16	(18)
Citigroup	NZD	737	USD	503	06/15/16	(10)
Citigroup	NZD	878	USD	585	06/15/16	(27)
Citigroup	NZD	1,416	USD	972	06/15/16	(14)
Citigroup	NZD	1,556	USD	1,053	06/15/16	(31)
Citigroup	NZD	2,089	USD	1,368	06/15/16	(88)
Citigroup	NZD	2,195	USD	1,440	06/15/16	(89)
Citigroup	NZD	8,327	USD	5,548	06/15/16	(252)
Citigroup	PHP	136	USD	3	06/15/16	—
Citigroup	PHP	322	USD	7	06/15/16	—
Citigroup	PHP	974	USD	21	06/15/16	—
Citigroup	PHP	977	USD	20	06/15/16	—
Citigroup	PHP	1,024	USD	22	06/15/16	—
Citigroup	PHP	1,250	USD	27	06/15/16	—
Citigroup	PHP	1,457	USD	31	06/15/16	—
Citigroup	PHP	1,463	USD	31	06/15/16	—
Citigroup	PHP	1,955	USD	41	06/15/16	(1)
Citigroup	PHP	2,069	USD	44	06/15/16	—
Citigroup	PHP	2,219	USD	47	06/15/16	—
Citigroup	PHP	2,464	USD	52	06/15/16	—
Citigroup	PLN	863	USD	223	05/02/16	(3)
Citigroup	PLN	904	USD	234	05/04/16	(3)
Citigroup	PLN	14	USD	4	06/15/16	—
Citigroup	PLN	175	USD	46	06/15/16	—
Citigroup	PLN	232	USD	61	06/15/16	1
Citigroup	PLN	296	USD	76	06/15/16	(1)
Citigroup	PLN	381	USD	101	06/15/16	1
Citigroup	PLN	442	USD	117	06/15/16	1
Citigroup	PLN	490	USD	131	06/15/16	2
Citigroup	PLN	753	USD	194	06/15/16	(3)
Citigroup	PLN	782	USD	201	06/15/16	(4)
Citigroup	PLN	847	USD	216	06/15/16	(6)
Citigroup	PLN	863	USD	222	06/15/16	(4)
Citigroup	PLN	904	USD	236	06/15/16	(1)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 563

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	PLN	3,127	USD	790	06/15/16	(28)
Citigroup	SEK	2,080	USD	257	05/02/16	(2)
Citigroup	SEK	1,936	USD	240	05/03/16	(1)
Citigroup	SEK	13	USD	2	06/15/16	—
Citigroup	SEK	461	USD	57	06/15/16	(1)
Citigroup	SEK	1,284	USD	152	06/15/16	(8)
Citigroup	SEK	1,426	USD	176	06/15/16	(1)
Citigroup	SEK	1,936	USD	242	06/15/16	1
Citigroup	SEK	2,521	USD	298	06/15/16	(16)
Citigroup	SEK	2,592	USD	314	06/15/16	(9)
Citigroup	SEK	2,868	USD	353	06/15/16	(5)
Citigroup	SEK	3,073	USD	358	06/15/16	(26)
Citigroup	SEK	3,563	USD	418	06/15/16	(27)
Citigroup	SEK	3,579	USD	417	06/15/16	(29)
Citigroup	SGD	48	USD	36	05/03/16	—
Citigroup	SGD	82	USD	61	05/04/16	—
Citigroup	SGD	1,129	USD	807	05/24/16	(32)
Citigroup	SGD	3	USD	2	06/15/16	—
Citigroup	SGD	3	USD	2	06/15/16	—
Citigroup	SGD	7	USD	5	06/15/16	—
Citigroup	SGD	11	USD	8	06/15/16	—
Citigroup	SGD	13	USD	9	06/15/16	—
Citigroup	SGD	16	USD	11	06/15/16	(1)
Citigroup	SGD	42	USD	31	06/15/16	—
Citigroup	SGD	65	USD	48	06/15/16	—
Citigroup	SGD	81	USD	60	06/15/16	—
Citigroup	SGD	82	USD	61	06/15/16	—
Citigroup	SGD	96	USD	71	06/15/16	—
Citigroup	SGD	164	USD	116	06/15/16	(6)
Citigroup	SGD	184	USD	131	06/15/16	(6)
Citigroup	TRY	167	USD	56	06/15/16	(3)
Citigroup	TRY	416	USD	139	06/15/16	(8)
Citigroup	TRY	418	USD	139	06/15/16	(9)
Citigroup	TRY	421	USD	139	06/15/16	(10)
Citigroup	TRY	503	USD	167	06/15/16	(11)
Citigroup	TRY	524	USD	176	06/15/16	(9)
Citigroup	TRY	675	USD	222	06/15/16	(16)
Citigroup	TRY	857	USD	281	06/15/16	(22)
Citigroup	TWD	28	USD	1	06/15/16	—
Citigroup	TWD	39	USD	1	06/15/16	—
Citigroup	TWD	41	USD	1	06/15/16	—
Citigroup	TWD	97	USD	3	06/15/16	—
Citigroup	TWD	97	USD	3	06/15/16	—
Citigroup	TWD	101	USD	3	06/15/16	—
Citigroup	TWD	152	USD	5	06/15/16	—
Citigroup	TWD	260	USD	8	06/15/16	—
Citigroup	TWD	328	USD	10	06/15/16	—
Citigroup	TWD	475	USD	15	06/15/16	—
Citigroup	TWD	486	USD	15	06/15/16	—
Citigroup	TWD	555	USD	17	06/15/16	—
Citigroup	TWD	664	USD	21	06/15/16	—
Citigroup	TWD	3,096	USD	94	06/15/16	(2)
Citigroup	TWD	4,651	USD	140	06/15/16	(4)
Citigroup	TWD	4,912	USD	149	06/15/16	(3)
Citigroup	TWD	6,217	USD	187	06/15/16	(6)
Citigroup	TWD	6,927	USD	213	06/15/16	(2)

See accompanying notes which are an integral part of the financial statements.

564 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	ZAR	2,443	USD	171	05/03/16	—
Citigroup	ZAR	748	USD	53	05/04/16	—
Citigroup	ZAR	16	USD	1	06/15/16	—
Citigroup	ZAR	20	USD	1	06/15/16	—
Citigroup	ZAR	27	USD	2	06/15/16	—
Citigroup	ZAR	90	USD	6	06/15/16	(1)
Citigroup	ZAR	102	USD	7	06/15/16	(1)
Citigroup	ZAR	203	USD	12	06/15/16	(2)
Citigroup	ZAR	328	USD	23	06/15/16	—
Citigroup	ZAR	333	USD	23	06/15/16	—
Citigroup	ZAR	474	USD	31	06/15/16	(3)
Citigroup	ZAR	665	USD	46	06/15/16	—
Citigroup	ZAR	677	USD	46	06/15/16	(1)
Citigroup	ZAR	1,020	USD	65	06/15/16	(6)
Citigroup	ZAR	2,390	USD	152	06/15/16	(14)
Citigroup	ZAR	5,787	USD	372	06/15/16	(31)
Citigroup	ZAR	15,397	USD	956	06/15/16	(116)
Goldman Sachs	USD	243	JPY	26,300	06/02/16	4
Goldman Sachs	GBP	651	USD	930	05/03/16	(22)
Goldman Sachs	JPY	26,300	USD	243	05/02/16	(4)
HSBC	JPY	107,500	USD	956	05/02/16	(55)
JPMorgan Chase	USD	3,077	AUD	4,000	06/15/16	(41)
JPMorgan Chase	USD	585	BRL	2,251	06/15/16	60
JPMorgan Chase	USD	1,170	BRL	4,524	06/15/16	128
JPMorgan Chase	USD	500	CAD	642	06/15/16	12
JPMorgan Chase	USD	876	CNH	5,757	12/21/16	—
JPMorgan Chase	USD	65	EUR	56	05/03/16	—
JPMorgan Chase	USD	1	EUR	1	05/04/16	—
JPMorgan Chase	USD	132	EUR	118	05/04/16	3
JPMorgan Chase	USD	1	EUR	1	05/09/16	—
JPMorgan Chase	USD	3	EUR	3	05/09/16	—
JPMorgan Chase	USD	10	EUR	8	05/09/16	—
JPMorgan Chase	USD	39	EUR	34	05/09/16	—
JPMorgan Chase	USD	41	EUR	36	05/09/16	1
JPMorgan Chase	USD	59	EUR	53	05/09/16	1
JPMorgan Chase	USD	66	EUR	59	05/09/16	1
JPMorgan Chase	USD	67	EUR	58	05/09/16	—
JPMorgan Chase	USD	87	EUR	77	05/09/16	1
JPMorgan Chase	USD	569	EUR	500	06/15/16	5
JPMorgan Chase	USD	1,141	EUR	1,000	06/15/16	6
JPMorgan Chase	USD	1,142	EUR	1,000	06/15/16	4
JPMorgan Chase	USD	2,261	EUR	2,000	06/15/16	32
JPMorgan Chase	USD	2,263	EUR	2,000	06/15/16	30
JPMorgan Chase	USD	3,210	EUR	2,920	06/15/16	138
JPMorgan Chase	USD	3,212	EUR	2,920	06/15/16	136
JPMorgan Chase	USD	3,212	EUR	2,920	06/15/16	135
JPMorgan Chase	USD	3,213	EUR	2,920	06/15/16	135
JPMorgan Chase	USD	3,214	EUR	2,920	06/15/16	133
JPMorgan Chase	USD	3,260	EUR	2,925	06/15/16	94
JPMorgan Chase	USD	3,260	EUR	2,925	06/15/16	94
JPMorgan Chase	USD	6,425	EUR	5,840	06/15/16	271
JPMorgan Chase	USD	6,426	EUR	5,840	06/15/16	270
JPMorgan Chase	USD	6,428	EUR	5,840	06/15/16	268
JPMorgan Chase	USD	6,553	EUR	5,850	06/15/16	154
JPMorgan Chase	USD	9,130	EUR	8,190	06/15/16	260
JPMorgan Chase	USD	13,109	EUR	11,625	06/15/16	219

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 565

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	13,529	EUR	12,000	06/15/16	229
JPMorgan Chase	USD	14,721	EUR	13,000	06/15/16	184
JPMorgan Chase	USD	21,722	EUR	19,140	06/15/16	222
JPMorgan Chase	USD	1,000	JPY	107,013	06/15/16	7
JPMorgan Chase	USD	1,000	JPY	109,273	06/15/16	28
JPMorgan Chase	USD	1,172	JPY	131,718	06/15/16	67
JPMorgan Chase	USD	1,465	JPY	162,816	06/15/16	67
JPMorgan Chase	USD	1,752	JPY	197,353	06/15/16	105
JPMorgan Chase	USD	2,000	JPY	218,133	06/15/16	52
JPMorgan Chase	USD	2,925	JPY	330,924	06/15/16	188
JPMorgan Chase	USD	2,925	JPY	329,636	06/15/16	176
JPMorgan Chase	USD	2,930	JPY	326,548	06/15/16	142
JPMorgan Chase	USD	2,930	JPY	325,176	06/15/16	129
JPMorgan Chase	USD	4,000	JPY	449,286	06/15/16	227
JPMorgan Chase	USD	5,823	JPY	658,743	06/15/16	375
JPMorgan Chase	USD	5,850	JPY	662,794	06/15/16	386
JPMorgan Chase	USD	5,000	JPY	560,793	06/16/16	276
JPMorgan Chase	USD	1,000	KRW	1,147,495	06/15/16	—
JPMorgan Chase	USD	1,000	MXN	17,355	06/15/16	5
JPMorgan Chase	USD	2,633	MXN	47,002	06/15/16	88
JPMorgan Chase	USD	134	MYR	564	05/24/16	10
JPMorgan Chase	USD	562	PLN	2,133	06/15/16	(3)
JPMorgan Chase	USD	1,000	RUB	67,110	05/16/16	33
JPMorgan Chase	USD	1,000	RUB	66,200	05/16/16	19
JPMorgan Chase	USD	1,000	RUB	66,200	05/16/16	19
JPMorgan Chase	USD	116	SEK	940	05/03/16	1
JPMorgan Chase	USD	1,170	TRY	3,454	06/15/16	50
JPMorgan Chase	USD	11,740	TWD	386,092	06/23/16	210
JPMorgan Chase	USD	13,260	TWD	436,121	07/11/16	238
JPMorgan Chase	USD	250	ZAR	3,767	06/15/16	12
JPMorgan Chase	USD	500	ZAR	7,433	06/15/16	18
JPMorgan Chase	USD	500	ZAR	7,509	06/15/16	23
JPMorgan Chase	AUD	1,116	GBP	584	06/15/16	7
JPMorgan Chase	AUD	300	JPY	24,467	06/15/16	2
JPMorgan Chase	AUD	1,000	JPY	81,557	06/15/16	8
JPMorgan Chase	AUD	1,170	NZD	1,313	06/15/16	27
JPMorgan Chase	AUD	1,170	NZD	1,313	06/15/16	27
JPMorgan Chase	AUD	1,500	SEK	9,147	06/15/16	2
JPMorgan Chase	AUD	2,000	USD	1,539	06/15/16	21
JPMorgan Chase	AUD	2,000	USD	1,535	06/15/16	17
JPMorgan Chase	BRL	2,209	USD	584	06/15/16	(49)
JPMorgan Chase	BRL	4,526	USD	1,168	06/15/16	(130)
JPMorgan Chase	CAD	414	MXN	5,654	06/15/16	(3)
JPMorgan Chase	CAD	586	MXN	7,836	06/15/16	(13)
JPMorgan Chase	CAD	652	USD	500	06/15/16	(19)
JPMorgan Chase	CNH	1,966	USD	292	12/21/16	(7)
JPMorgan Chase	CNH	3,938	USD	584	12/21/16	(15)
JPMorgan Chase	EUR	416	GBP	331	06/15/16	7
JPMorgan Chase	EUR	1,170	GBP	914	06/15/16	(6)
JPMorgan Chase	EUR	1,000	SEK	9,269	06/15/16	10
JPMorgan Chase	EUR	31	USD	35	05/04/16	(1)
JPMorgan Chase	EUR	32	USD	36	05/09/16	(1)
JPMorgan Chase	EUR	36	USD	41	05/09/16	—
JPMorgan Chase	EUR	38	USD	42	05/09/16	(1)
JPMorgan Chase	EUR	44	USD	50	05/09/16	(1)
JPMorgan Chase	EUR	80	USD	90	05/09/16	(2)

See accompanying notes which are an integral part of the financial statements.

566 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	EUR	89	USD	99	05/09/16	(3)
JPMorgan Chase	EUR	158	USD	177	05/09/16	(4)
JPMorgan Chase	EUR	500	USD	569	06/15/16	(4)
JPMorgan Chase	EUR	584	USD	647	06/15/16	(23)
JPMorgan Chase	EUR	1,000	USD	1,146	06/15/16	—
JPMorgan Chase	EUR	1,172	USD	1,311	06/15/16	(33)
JPMorgan Chase	EUR	1,758	USD	1,974	06/15/16	(41)
JPMorgan Chase	EUR	2,344	USD	2,649	06/15/16	(39)
JPMorgan Chase	EUR	2,920	USD	3,181	06/15/16	(167)
JPMorgan Chase	EUR	2,920	USD	3,207	06/15/16	(141)
JPMorgan Chase	EUR	2,925	USD	3,252	06/15/16	(101)
JPMorgan Chase	EUR	2,930	USD	3,288	06/15/16	(72)
JPMorgan Chase	EUR	5,000	USD	5,686	06/15/16	(46)
JPMorgan Chase	EUR	5,000	USD	5,668	06/15/16	(64)
JPMorgan Chase	EUR	5,840	USD	6,430	06/15/16	(266)
JPMorgan Chase	EUR	5,850	USD	6,505	06/15/16	(202)
JPMorgan Chase	EUR	5,850	USD	6,515	06/15/16	(192)
JPMorgan Chase	EUR	5,860	USD	6,644	06/15/16	(75)
JPMorgan Chase	EUR	8,760	USD	9,638	06/15/16	(405)
JPMorgan Chase	EUR	9,360	USD	10,439	06/15/16	(292)
JPMorgan Chase	EUR	10,000	USD	11,386	06/15/16	(79)
JPMorgan Chase	EUR	11,720	USD	13,165	06/15/16	(272)
JPMorgan Chase	EUR	15,000	USD	16,983	06/15/16	(215)
JPMorgan Chase	EUR	7,000	USD	7,902	06/16/16	(124)
JPMorgan Chase	EUR	32	USD	36	07/22/16	—
JPMorgan Chase	EUR	56	USD	65	07/22/16	—
JPMorgan Chase	GBP	584	AUD	1,075	06/15/16	(37)
JPMorgan Chase	GBP	466	EUR	586	06/15/16	(10)
JPMorgan Chase	HUF	424,991	PLN	6,000	06/15/16	11
JPMorgan Chase	JPY	109,198	AUD	1,300	06/15/16	(41)
JPMorgan Chase	JPY	108,438	USD	1,000	06/15/16	(20)
JPMorgan Chase	JPY	164,928	USD	1,465	06/15/16	(87)
JPMorgan Chase	JPY	218,365	USD	2,000	06/15/16	(54)
JPMorgan Chase	JPY	231,248	USD	2,051	06/15/16	(125)
JPMorgan Chase	JPY	295,083	USD	2,624	06/15/16	(153)
JPMorgan Chase	JPY	330,846	USD	2,920	06/15/16	(193)
JPMorgan Chase	JPY	332,793	USD	2,920	06/15/16	(211)
JPMorgan Chase	JPY	332,977	USD	2,920	06/15/16	(213)
JPMorgan Chase	JPY	995,844	USD	8,775	06/15/16	(594)
JPMorgan Chase	JPY	1,455,308	USD	13,000	06/15/16	(691)
JPMorgan Chase	KRW	1,372,008	USD	1,172	06/15/16	(24)
JPMorgan Chase	MXN	7,842	USD	447	06/15/16	(7)
JPMorgan Chase	MXN	15,469	USD	879	06/15/16	(16)
JPMorgan Chase	MXN	17,555	USD	1,000	06/15/16	(16)
JPMorgan Chase	MXN	22,686	USD	1,306	06/15/16	(7)
JPMorgan Chase	NZD	549	AUD	500	06/15/16	(3)
JPMorgan Chase	NZD	553	AUD	500	06/15/16	(6)
JPMorgan Chase	NZD	1,110	AUD	1,000	06/15/16	(14)
JPMorgan Chase	NZD	2,567	AUD	2,336	06/15/16	(15)
JPMorgan Chase	PLN	500	HUF	36,440	06/15/16	3
JPMorgan Chase	PLN	1,172	HUF	86,026	06/15/16	9
JPMorgan Chase	PLN	2,000	HUF	145,069	06/15/16	9
JPMorgan Chase	PLN	2,336	HUF	168,287	06/15/16	6
JPMorgan Chase	PLN	2,166	USD	562	06/15/16	(5)
JPMorgan Chase	RUB	67,290	USD	1,000	05/16/16	(36)
JPMorgan Chase	RUB	131,600	USD	2,000	05/16/16	(25)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 567

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	SEK	9,398	AUD	1,500	06/15/16	(34)
JPMorgan Chase	TRY	3,471	USD	1,170	06/15/16	(56)
JPMorgan Chase	TRY	1,168	ZAR	6,076	06/15/16	11
JPMorgan Chase	TRY	2,628	ZAR	13,650	06/15/16	23
JPMorgan Chase	TWD	28,020	USD	852	06/23/16	(15)
JPMorgan Chase	TWD	358,072	USD	11,740	06/23/16	657
JPMorgan Chase	TWD	23,838	USD	725	07/11/16	(13)
JPMorgan Chase	TWD	49,634	USD	1,520	07/11/16	(16)
JPMorgan Chase	TWD	181,324	USD	5,870	07/11/16	258
JPMorgan Chase	TWD	181,324	USD	5,870	07/11/16	258
JPMorgan Chase	ZAR	20,684	TRY	3,803	06/15/16	(98)
JPMorgan Chase	ZAR	3,720	USD	250	06/15/16	(9)
JPMorgan Chase	ZAR	14,683	USD	1,000	06/15/16	(23)
National Australia Bank	USD	1,805	AUD	2,370	05/03/16	(3)
National Australia Bank	USD	1,011	EUR	890	05/03/16	8
National Australia Bank	AUD	2,370	USD	1,803	06/02/16	3
National Australia Bank	EUR	890	USD	1,012	06/02/16	(8)
Standard Chartered	USD	79	GBP	54	05/03/16	—
Standard Chartered	USD	90	MYR	381	05/24/16	7
Standard Chartered	USD	219	MYR	927	05/24/16	18
State Street	USD	11	EUR	10	06/08/16	—
State Street	EUR	22	USD	24	05/02/16	—
State Street	EUR	30	USD	34	06/08/16	(1)
State Street	EUR	800	USD	895	06/08/16	(22)
State Street	EUR	30	USD	34	07/20/16	—
State Street	EUR	130	USD	148	07/20/16	(1)
State Street	EUR	350	USD	397	07/20/16	(5)
State Street	EUR	370	USD	423	07/20/16	(1)
State Street	EUR	730	USD	826	07/20/16	(12)
UBS	AUD	2,370	USD	1,779	05/03/16	(23)
UBS	EUR	1,000	USD	1,121	05/03/16	(24)
UBS	MYR	2,461	USD	589	05/24/16	(39)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,154

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Long Reference Entity
3M Co.	Goldman Sachs	2,427	USD	406	12/22/20	70
A. O. Smith Corp.	Goldman Sachs	5,592	USD	432	12/22/20	80
Aaron's, Inc.	Goldman Sachs	2,650	USD	69	12/22/20	10
Abbott Laboratories	Goldman Sachs	5,188	USD	202	12/22/20	(7)
AbbVie Inc.	Goldman Sachs	320	USD	19	12/22/20	2
Abercrombie & Fitch Co.	Goldman Sachs	3,415	USD	91	12/22/20	(4)
Accenture PLC	Goldman Sachs	1,594	USD	180	12/22/20	20
ACE, Ltd.	Goldman Sachs	837	USD	99	12/22/20	12
Activision Blizzard, Inc.	Goldman Sachs	2,456	USD	85	12/22/20	(1)
Aeroports de Paris SA	Morgan Stanley	208	EUR	23	06/28/17	1
Aetna , Inc.	Goldman Sachs	1,363	USD	153	12/22/20	10
Aflac, Inc.	Goldman Sachs	4,114	USD	284	12/22/20	51
AGCO Corp.	Goldman Sachs	574	USD	31	12/22/20	5
Aggreko PLC	Morgan Stanley	2,571	GBP	28	06/28/17	4
Agilent Technologies, Inc.	Goldman Sachs	5,856	USD	240	12/22/20	22
AGL Energy, Ltd.	Morgan Stanley	13,304	AUD	243	06/29/17	—
Akamai Technologies, Inc.	Goldman Sachs	2,789	USD	142	12/22/20	15

See accompanying notes which are an integral part of the financial statements.

568 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
				Notional	Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares		Amount	Date	$
Alaska Air Group, Inc.	Goldman Sachs	396	USD	28	12/22/20	—
Alkermes PLC	Goldman Sachs	4,216	USD	168	12/22/20	24
Alleghany Corp.	Goldman Sachs	78	USD	41	12/22/20	5
Alliant Energy Corp.	Goldman Sachs	429	USD	30	12/22/20	3
Allied World Assurance Company Holdings,
AG	Goldman Sachs	894	USD	32	12/22/20	1
Allscripts Healthcare Solutions, Inc.	Goldman Sachs	6,531	USD	87	12/22/20	(3)
Alphabet, Inc.	Goldman Sachs	271	USD	192	12/22/20	(3)
Altria Group, Inc.	Goldman Sachs	6,394	USD	401	12/22/20	32
Aluminum Futures	Citigroup		USD	41	06/13/16	1
Amazon.com, Inc.	Goldman Sachs	267	USD	176	12/22/20	23
Amcor, Ltd.	Morgan Stanley	5,819	AUD	90	06/29/17	9
Amdocs, Ltd.	Goldman Sachs	7,779	USD	440	12/22/20	29
Amec Foster Wheeler PLC	Morgan Stanley	24,456	GBP	121	06/28/17	37
Ameren Corp.	Goldman Sachs	3,948	USD	189	12/22/20	9
American Airlines Group, Inc.	Goldman Sachs	1,268	USD	44	12/22/20	(9)
American Eagle Outfitters, Inc.	Goldman Sachs	2,354	USD	34	12/22/20	—
American Electric Power Co., Inc.	Goldman Sachs	3,838	USD	244	12/22/20	15
American Financial Group, Inc.	Goldman Sachs	1,624	USD	112	12/22/20	4
American International Group, Inc.	Goldman Sachs	2,170	USD	121	12/22/20	—
American Water Works Co., Inc.	Goldman Sachs	1,412	USD	103	12/22/20	6
Ameriprise Financial, Inc.	Goldman Sachs	2,346	USD	225	12/22/20	8
AmerisourceBergen Corp.	Goldman Sachs	2,005	USD	171	12/22/20	(15)
Amgen, Inc.	Goldman Sachs	596	USD	94	12/22/20	4
Analog Devices, Inc.	Goldman Sachs	922	USD	52	12/22/20	6
Anglo American PLC	Morgan Stanley	7,992	GBP	61	06/28/17	27
Ansell, Ltd.	Morgan Stanley	14,788	AUD	295	06/29/17	18
Anthem, Inc.	Goldman Sachs	2,292	USD	323	12/22/20	11
Apple, Inc.	Goldman Sachs	465	USD	44	12/22/20	(1)
Applied Materials, Inc.	Goldman Sachs	4,288	USD	88	12/22/20	17
AptarGroup, Inc.	Goldman Sachs	579	USD	44	12/22/20	(1)
Archer-Daniels-Midland Co.	Goldman Sachs	7,756	USD	310	12/22/20	73
Armstrong World Industries, Inc.	Goldman Sachs	439	USD	18	12/22/20	7
Arrow Electronics, Inc.	Goldman Sachs	5,781	USD	359	12/22/20	89
ASOS PLC	Morgan Stanley	2,270	GBP	82	06/28/17	12
Aspen Insurance Holdings, Ltd.	Goldman Sachs	1,028	USD	48	12/22/20	1
Assurant, Inc.	Goldman Sachs	1,060	USD	90	12/22/20	6
Assured Guaranty, Ltd.	Goldman Sachs	10,691	USD	277	12/22/20	25
Atmos Energy Corp.	Goldman Sachs	347	USD	25	12/22/20	3
Atos SE	Morgan Stanley	684	EUR	53	06/28/17	7
Aurizon Holdings, Ltd.	Morgan Stanley	107,397	AUD	459	06/29/17	8
Automatic Data Processing, Inc.	Goldman Sachs	1,029	USD	91	12/22/20	10
Avery Dennison Corp.	Goldman Sachs	3,465	USD	252	12/22/20	47
Avnet, Inc.	Goldman Sachs	7,970	USD	328	12/22/20	25
Avon Products, Inc.	Goldman Sachs	15,983	USD	75	12/22/20	37
AXIS Capital Holdings, Ltd.	Goldman Sachs	3,423	USD	182	12/22/20	2
Barratt Developments PLC	Morgan Stanley	18,879	GBP	101	06/28/17	(25)
Baxter International Inc.	Goldman Sachs	5,523	USD	244	12/22/20	50
Bed Bath & Beyond, Inc.	Goldman Sachs	570	USD	27	12/22/20	1
Belden, Inc.	Goldman Sachs	656	USD	41	12/22/20	12
Bellway P L C	Morgan Stanley	2,549	GBP	62	06/28/17	(8)
Bemis Co., Inc.	Goldman Sachs	6,980	USD	350	12/22/20	42
Best Buy Co., Inc.	Goldman Sachs	7,425	USD	238	12/22/20	52
BHP Billiton PLC	Morgan Stanley	7,248	GBP	68	06/28/17	20
Big Lots, Inc.	Goldman Sachs	5,484	USD	251	12/22/20	56
Biogen, Inc.	Goldman Sachs	492	USD	135	12/22/20	3
Bio-Rad Laboratories, Inc.	Goldman Sachs	449	USD	64	12/22/20	7
BOC Hong Kong (Holdings), Ltd.	Morgan Stanley	9,000	HKD	209	06/29/17	(2)
Boral, Ltd.	Morgan Stanley	70,514	AUD	454	06/29/17	38
Bovespa Index Futures	Bank of America		BRL	261	06/15/16	4
Brinker International, Inc.	Goldman Sachs	2,293	USD	106	12/22/20	(4)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 569

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Britvic PLC	Morgan Stanley	15,056	GBP	106	06/28/17	7
Broadridge Financial Solutions, Inc.	Goldman Sachs	5,553	USD	332	12/22/20	52
Brocade Communications Systems, Inc.	Goldman Sachs	43,796	USD	421	12/22/20	79
Bruker Corp.	Goldman Sachs	12,004	USD	340	12/22/20	34
Brunswick Corp.	Goldman Sachs	4,697	USD	226	12/22/20	40
Bunge, Ltd.	Goldman Sachs	3,884	USD	243	12/22/20	6
Burberry Group PLC	Morgan Stanley	3,046	GBP	36	06/28/17	(10)
BWX Technologies, Inc.	Goldman Sachs	8,296	USD	277	12/22/20	34
C.H. Robinson Worldwide, Inc.	Goldman Sachs	464	USD	33	12/22/20	(1)
C.R. Bard, Inc.	Goldman Sachs	1,541	USD	327	12/22/20	52
CA, Inc.	Goldman Sachs	7,124	USD	211	12/22/20	25
Cabot Corp.	Goldman Sachs	972	USD	47	12/22/20	9
Cadence Design Systems, Inc.	Goldman Sachs	8,369	USD	194	12/22/20	36
California Resources Corp.	Goldman Sachs	129,437	USD	285	12/22/20	151
Caltex Australia, Ltd.	Morgan Stanley	7,266	AUD	236	06/29/17	(2)
Canada 10 Year Bond Futures	Bank of America		CAD	705	06/21/16	(8)
Cap Gemini SA	Morgan Stanley	2,845	EUR	232	06/28/17	3
Capital One Financial Corp.	Goldman Sachs	2,211	USD	160	12/22/20	23
Cardinal Health, Inc.	Goldman Sachs	2,034	USD	160	12/22/20	(6)
Carlisle Companies, Inc.	Goldman Sachs	3,655	USD	372	12/22/20	64
Carnival Corp.	Goldman Sachs	3,267	USD	160	12/22/20	—
Carpenter Technology Corp.	Goldman Sachs	1,253	USD	44	12/22/20	4
Carter's, Inc.	Goldman Sachs	2,956	USD	315	12/22/20	53
Cascade Bancorp	Morgan Stanley	24,877	GBP	102	06/28/17	15
CDW Corp.	Goldman Sachs	1,749	USD	67	12/22/20	2
Centene Corp.	Goldman Sachs	298	USD	18	12/22/20	—
CenterPoint Energy, Inc.	Goldman Sachs	2,585	USD	55	12/22/20	7
Centrica PLC	Morgan Stanley	37,783	GBP	90	06/28/17	17
CenturyLink, Inc.	Goldman Sachs	3,505	USD	108	12/22/20	—
Charles River Laboratories International, Inc.	Goldman Sachs	3,023	USD	240	12/22/20	10
Chico's FAS, Inc.	Goldman Sachs	3,420	USD	43	12/22/20	9
Christian Dior SE	Morgan Stanley	133	EUR	20	06/28/17	(2)
Church & Dwight Co., Inc.	Goldman Sachs	1,080	USD	100	12/22/20	15
CIMIC Group, Ltd.	Morgan Stanley	9,538	AUD	341	06/29/17	67
Cintas Corp.	Goldman Sachs	3,338	USD	300	12/22/20	21
Cisco Systems, Inc.	Goldman Sachs	9,885	USD	272	12/22/20	39
CIT Group, Inc.	Goldman Sachs	393	USD	14	12/22/20	1
Citigroup, Inc.	Goldman Sachs	3,566	USD	165	12/22/20	16
Citrix Systems, Inc.	Goldman Sachs	3,058	USD	250	12/22/20	48
CK Hutchison Holdings, Ltd.	Morgan Stanley	5,500	HKD	511	06/29/17	(11)
Clean Harbors, Inc.	Goldman Sachs	1,358	USD	67	12/22/20	4
CLP Holdings, Ltd.	Morgan Stanley	38,500	HKD	2,762	06/29/17	31
CNP Assurances	Morgan Stanley	4,231	EUR	63	06/28/17	13
Coca-Cola Amatil, Ltd.	Morgan Stanley	55,578	AUD	478	06/29/17	1
Coca-Cola HBC AG	Morgan Stanley	12,904	GBP	181	06/28/17	3
Cochlear, Ltd.	Morgan Stanley	665	AUD	72	06/29/17	7
Cocoa Futures	Citigroup		USD	160	06/03/16	2
Cocoa Futures	Citigroup		GBP	69	06/30/16	1
Coffee 'C' Futures	Citigroup		USD	46	06/10/16	—
Cognizant Technology Solutions Corp.	Goldman Sachs	1,849	USD	108	12/22/20	(1)
Colgate-Palmolive Co.	Goldman Sachs	2,565	USD	182	12/22/20	18
Comcast Corp.	Goldman Sachs	1,493	USD	91	12/22/20	10
Commerce Bancshares, Inc.	Goldman Sachs	1,878	USD	88	12/22/20	16
Commercial Metals Co.	Goldman Sachs	7,628	USD	137	12/22/20	39
Community Health Systems, Inc.	Goldman Sachs	11,333	USD	216	12/22/20	4
Compagnie Generale des Etablissements
Michelin	Morgan Stanley	712	EUR	65	06/28/17	1
Computer Sciences Corp.	Goldman Sachs	7,821	USD	259	12/22/20	34
Consolidated Edison, Inc.	Goldman Sachs	4,826	USD	360	12/22/20	26
Convergys Corp.	Goldman Sachs	3,648	USD	97	12/22/20	13
Copper Futures	Citigroup		USD	120	06/13/16	7

See accompanying notes which are an integral part of the financial statements.

570 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
CoreLogic, Inc.	Goldman Sachs	1,218	USD	43	12/22/20	4
Corn Futures	Citigroup		USD	314	06/24/16	—
Corning, Inc.	Goldman Sachs	8,924	USD	167	12/22/20	18
Cotton No. 2 Futures	Citigroup		USD	150	06/10/16	—
Cracker Barrel Old Country Store, Inc.	Goldman Sachs	125	USD	18	12/22/20	3
Crane Co.	Goldman Sachs	2,084	USD	116	12/22/20	22
Cree, Inc.	Goldman Sachs	755	USD	18	12/22/20	—
Crown Holdings, Inc.	Goldman Sachs	891	USD	47	12/22/20	7
CSX Corp.	Goldman Sachs	7,931	USD	216	12/22/20	36
Cummins, Inc.	Goldman Sachs	1,965	USD	230	12/22/20	66
CVR Energy, Inc.	Goldman Sachs	997	USD	24	12/22/20	(10)
D.R. Horton, Inc.	Goldman Sachs	5,174	USD	156	12/22/20	20
Daily Mail and General Trust PLC	Morgan Stanley	2,208	GBP	15	06/28/17	1
Dana Holding Corp.	Goldman Sachs	1,862	USD	24	12/22/20	—
Danaher Corp.	Goldman Sachs	402	USD	39	12/22/20	5
Darden Restaurants, Inc.	Goldman Sachs	3,848	USD	240	12/22/20	7
Dassault Systemes	Morgan Stanley	513	EUR	35	06/28/17	3
DCC PLC	Morgan Stanley	5,916	GBP	358	06/28/17	85
Dean Foods Co.	Goldman Sachs	9,322	USD	161	12/22/20	(9)
Deckers Outdoor Corp.	Goldman Sachs	738	USD	43	12/22/20	—
Delta Air Lines, Inc.	Goldman Sachs	4,098	USD	171	12/22/20	(20)
Deluxe Corp.	Goldman Sachs	751	USD	47	12/22/20	4
Denbury Resources, Inc.	Goldman Sachs	16,785	USD	65	12/22/20	28
DENTSPLY SIRONA, Inc.	Goldman Sachs	1,336	USD	80	12/22/20	4
Dick's Sporting Goods, Inc.	Goldman Sachs	3,407	USD	158	12/22/20	41
Dillard's, Inc.	Goldman Sachs	1,072	USD	76	12/22/20	(7)
Discover Financial Services	Goldman Sachs	4,071	USD	229	12/22/20	30
Dixons Carphone PLC	Morgan Stanley	7,030	GBP	30	06/28/17	(4)
Domino's Pizza, Inc.	Goldman Sachs	911	USD	110	12/22/20	15
Domtar Corp.	Goldman Sachs	3,126	USD	121	12/22/20	22
Dr Pepper Snapple Group, Inc.	Goldman Sachs	5,276	USD	480	12/22/20	4
Drax Group PLC	Morgan Stanley	2,546	GBP	8	06/28/17	2
Dril-Quip, Inc.	Goldman Sachs	1,701	USD	110	12/22/20	20
DS Smith PLC	Morgan Stanley	6,966	GBP	27	06/28/17	—
DST Systems, Inc.	Goldman Sachs	1,301	USD	157	12/22/20	17
DSW, Inc.	Goldman Sachs	1,946	USD	48	12/22/20	4
DTE Energy Co.	Goldman Sachs	1,818	USD	162	12/22/20	15
Eaton Corp. PLC	Goldman Sachs	2,090	USD	132	12/22/20	33
eBay, Inc.	Goldman Sachs	15,994	USD	391	12/22/20	(22)
Edwards Lifesciences Corp.	Goldman Sachs	1,236	USD	131	12/22/20	39
Eiffage SA	Morgan Stanley	1,984	EUR	138	06/28/17	35
Electronic Arts, Inc.	Goldman Sachs	1,148	USD	71	12/22/20	(6)
Emerson Electric Co.	Goldman Sachs	3,935	USD	215	12/22/20	45
Endo International PLC	Goldman Sachs	566	USD	15	12/22/20	—
Energen Corp.	Goldman Sachs	745	USD	32	12/22/20	5
Energizer Holdings, Inc.	Goldman Sachs	1,662	USD	72	12/22/20	11
Engie	Morgan Stanley	10,661	EUR	153	06/28/17	6
Ensco PLC	Goldman Sachs	3,112	USD	37	12/22/20	5
Entergy Corp.	Goldman Sachs	251	USD	19	12/22/20	2
EP Energy Corp.	Goldman Sachs	33,902	USD	166	12/22/20	76
Equifax, Inc.	Goldman Sachs	3,499	USD	421	12/22/20	57
Esterline Technologies Corp.	Goldman Sachs	3,882	USD	267	12/22/20	29
Euro-Bobl Futures	Bank of America		EUR	2,368	06/08/16	(14)
Euro-BTP Futures	Bank of America		EUR	138	06/08/16	—
Euro-Bund Futures	Bank of America		EUR	3,906	06/08/16	(24)
Euro-OAT Futures	Bank of America		EUR	1,420	06/08/16	(16)
Euro-Schatz Futures	Bank of America		EUR	2,464	06/08/16	(6)
Eutelsat Communications	Morgan Stanley	2,909	EUR	79	06/28/17	(12)
Exelon Corp.	Goldman Sachs	4,785	USD	168	12/22/20	15
Expedia, Inc.	Goldman Sachs	1,074	USD	124	12/22/20	11
Expeditors International of Washington, Inc.	Goldman Sachs	530	USD	26	12/22/20	4

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 571

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Express Scripts Holding Co.	Goldman Sachs	1,597	USD	118	12/22/20	5
F5 Networks, Inc.	Goldman Sachs	2,017	USD	211	12/22/20	23
Facebook, Inc.	Goldman Sachs	800	USD	94	12/22/20	6
FactSet Research Systems, Inc.	Goldman Sachs	447	USD	67	12/22/20	2
Fairchild Semiconductor International, Inc.	Goldman Sachs	8,845	USD	177	12/22/20	(3)
Faurecia	Morgan Stanley	2,550	EUR	92	06/28/17	7
FedEx Corp.	Goldman Sachs	1,779	USD	294	12/22/20	68
Fifth Third Bancorp	Goldman Sachs	2,427	USD	44	12/22/20	4
First Solar, Inc.	Goldman Sachs	973	USD	54	12/22/20	(5)
FirstEnergy Corp.	Goldman Sachs	5,349	USD	174	12/22/20	(4)
Fiserv, Inc.	Goldman Sachs	608	USD	59	12/22/20	5
Flextronics International, Ltd.	Goldman Sachs	16,027	USD	195	12/22/20	46
Flight Centre Travel Group, Ltd.	Morgan Stanley	2,671	AUD	105	06/29/17	3
Flowers Foods, Inc.	Goldman Sachs	2,614	USD	50	12/22/20	(3)
Fluor Corp.	Goldman Sachs	433	USD	24	12/22/20	3
FMC Technologies, Inc.	Goldman Sachs	4,237	USD	129	12/22/20	29
Foot Locker, Inc.	Goldman Sachs	1,381	USD	85	12/22/20	(1)
Fortescue Metals Group, Ltd.	Morgan Stanley	44,334	AUD	151	06/29/17	33
Fortinet, Inc.	Goldman Sachs	2,250	USD	73	12/22/20	8
Franklin Resources, Inc.	Goldman Sachs	2,702	USD	101	12/22/20	12
FTI Consulting, Inc.	Goldman Sachs	2,068	USD	83	12/22/20	12
GameStop Corp.	Goldman Sachs	672	USD	22	12/22/20	1
Gannett Co., Inc.	Goldman Sachs	1,659	USD	28	12/22/20	2
Gasoline RBOB Futures	Citigroup		USD	193	05/27/16	8
General Dynamics Corp.	Goldman Sachs	2,542	USD	357	12/22/20	35
General Mills, Inc.	Goldman Sachs	3,174	USD	195	12/22/20	20
General Motors Co.	Goldman Sachs	11,041	USD	351	12/22/20	31
Genpact, Ltd.	Goldman Sachs	4,910	USD	137	12/22/20	20
Gilead Sciences, Inc.	Goldman Sachs	973	USD	86	12/22/20	(1)
GKN PLC	Morgan Stanley	10,998	GBP	31	06/28/17	(10)
Glencore PLC	Morgan Stanley	69,545	GBP	113	06/28/17	32
GNC Holdings, Inc.	Goldman Sachs	2,950	USD	72	12/22/20	(3)
Gold 100 oz. Futures	Citigroup		USD	2,713	05/31/16	139
Gold 100 oz. Futures	Deutsche Bank		USD	1,751	05/31/16	64
GoPro, Inc.	Goldman Sachs	5,918	USD	75	12/22/20	(1)
Graham Holdings Co.	Goldman Sachs	256	USD	122	12/22/20	11
Graphic Packaging Holding Co.	Goldman Sachs	10,874	USD	144	12/22/20	4
Groupe Eurotunnel SE	Morgan Stanley	3,799	EUR	42	06/28/17	1
Groupon, Inc.	Goldman Sachs	40,399	USD	146	12/22/20	46
Guess?, Inc.	Goldman Sachs	1,318	USD	24	12/22/20	2
Hang Seng Bank, Ltd.	Morgan Stanley	800	HKD	113	06/29/17	(1)
Hang Seng Index Futures	JPMorgan Chase		HKD	1,064	05/30/16	(3)
Hang-Seng Futures	Bank of America		HKD	1,064	05/30/16	(3)
Harvey Norman Holdings, Ltd.	Morgan Stanley	31,085	AUD	139	06/29/17	12
Hasbro, Inc.	Goldman Sachs	1,430	USD	121	12/22/20	9
Hays PLC	Morgan Stanley	10,088	GBP	13	06/28/17	(2)
HCA Holdings, Inc.	Goldman Sachs	2,041	USD	165	12/22/20	35
HD Supply Holdings, Inc	Goldman Sachs	5,180	USD	178	12/22/20	53
Herman Miller, Inc.	Goldman Sachs	11,409	USD	344	12/22/20	66
Hermes International	Morgan Stanley	87	EUR	27	06/28/17	(1)
Hess Corp.	Goldman Sachs	573	USD	34	12/22/20	13
Hewlett Packard Enterprise Co.	Goldman Sachs	803	USD	13	12/22/20	2
HKT Trust and HKT, Ltd.	Morgan Stanley	29,000	HKD	326	06/29/17	2
HollyFrontier Corp.	Goldman Sachs	5,640	USD	201	12/22/20	14
Hologic, Inc.	Goldman Sachs	3,205	USD	108	12/22/20	(6)
Hormel Foods Corp.	Goldman Sachs	2,232	USD	86	12/22/20	1
HP Inc.	Goldman Sachs	28,191	USD	346	12/22/20	66
H-Shares Index Futures	Bank of America		HKD	1,801	05/30/16	(5)
HSN, Inc.	Goldman Sachs	2,423	USD	128	12/22/20	16
Hubbell, Inc.	Goldman Sachs	772	USD	82	12/22/20	13
HUGO BOSS AG	Morgan Stanley	189	EUR	11	06/28/17	(10)

See accompanying notes which are an integral part of the financial statements.

572 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Huntington Ingalls Industries, Inc.	Goldman Sachs	3,826	USD	554	12/22/20	88
Huntsman Corp.	Goldman Sachs	11,416	USD	180	12/22/20	72
IAC/InterActiveCorp	Goldman Sachs	3,906	USD	181	12/22/20	(23)
Illinois Tool Works, Inc.	Goldman Sachs	1,824	USD	191	12/22/20	43
Iluka Resources, Ltd.	Morgan Stanley	22,222	AUD	143	06/29/17	(9)
IMS Health Holdings, Inc.	Goldman Sachs	1,524	USD	41	12/22/20	5
Inchcape PLC	Morgan Stanley	8,772	GBP	59	06/28/17	(2)
Incitec Pivot, Ltd.	Morgan Stanley	18,460	AUD	59	06/29/17	(3)
Indivior PLC	Morgan Stanley	39,690	GBP	64	06/28/17	(9)
Ingram Micro, Inc.	Goldman Sachs	692	USD	24	12/22/20	5
Ingredion, Inc.	Goldman Sachs	2,143	USD	247	12/22/20	57
Integrated Device Technology, Inc.	Goldman Sachs	9,586	USD	185	12/22/20	(38)
Intel Corp.	Goldman Sachs	2,854	USD	86	12/22/20	1
Intercontinental Exchange, Inc.	Goldman Sachs	145	USD	35	12/22/20	(1)
InterDigital, Inc.	Goldman Sachs	526	USD	30	12/22/20	7
International Business Machines Corp.	Goldman Sachs	1,676	USD	245	12/22/20	30
International Paper Co.	Goldman Sachs	3,005	USD	130	12/22/20	23
Intuit, Inc.	Goldman Sachs	1,444	USD	146	12/22/20	15
Invesco, Ltd.	Goldman Sachs	4,932	USD	153	12/22/20	11
Ipsen SA	Morgan Stanley	1,387	EUR	73	06/28/17	(5)
ITT Corp.	Goldman Sachs	2,730	USD	105	12/22/20	21
j2 Global, Inc.	Goldman Sachs	1,197	USD	76	12/22/20	5
Jabil Circuit, Inc.	Goldman Sachs	4,493	USD	78	12/22/20	(13)
Jack Henry & Associates, Inc.	Goldman Sachs	407	USD	33	12/22/20	2
Jack in the Box, Inc.	Goldman Sachs	1,445	USD	98	12/22/20	(7)
Jacobs Engineering Group, Inc.	Goldman Sachs	1,245	USD	55	12/22/20	10
Jazz Pharmaceuticals PLC	Goldman Sachs	438	USD	66	12/22/20	11
JetBlue Airways Corp.	Goldman Sachs	4,712	USD	93	12/22/20	(3)
John Wiley & Sons, Inc.	Goldman Sachs	3,080	USD	153	12/22/20	25
John Wood Group PLC	Morgan Stanley	28,335	GBP	177	06/28/17	24
Johnson & Johnson	Goldman Sachs	2,872	USD	322	12/22/20	42
Joy Global, Inc.	Goldman Sachs	6,604	USD	141	12/22/20	54
JPMorgan Chase & Co.	Goldman Sachs	1,575	USD	100	12/22/20	10
Juniper Networks, Inc.	Goldman Sachs	4,664	USD	109	12/22/20	(10)
Just Eat PLC	Morgan Stanley	4,071	GBP	16	06/28/17	(2)
KB Home	Goldman Sachs	3,437	USD	47	12/22/20	4
Kennametal, Inc.	Goldman Sachs	6,082	USD	142	12/22/20	24
Kerry Properties, Ltd.	Morgan Stanley	75,000	HKD	1,586	06/29/17	(4)
Kimberly-Clark Corp.	Goldman Sachs	3,187	USD	399	12/22/20	2
Kinder Morgan, Inc.	Goldman Sachs	2,400	USD	43	12/22/20	10
Kingfisher PLC	Morgan Stanley	40,542	GBP	148	06/28/17	—
Kohl's Corp.	Goldman Sachs	688	USD	30	12/22/20	(1)
KOSPI2 Index Futures	JPMorgan Chase		KRW	119,952	06/09/16	2
L Brands, Inc.	Goldman Sachs	374	USD	29	12/22/20	(6)
L-3 Communications Holdings, Inc.	Goldman Sachs	1,215	USD	160	12/22/20	26
Lagardere SCA	Morgan Stanley	1,917	EUR	44	06/28/17	(8)
Lam Research Corp.	Goldman Sachs	1,733	USD	132	12/22/20	14
Lancaster Colony Corp.	Goldman Sachs	1,016	USD	118	12/22/20	9
Landstar System, Inc.	Goldman Sachs	344	USD	23	12/22/20	2
Lear Corp.	Goldman Sachs	1,242	USD	143	12/22/20	14
Legg Mason, Inc.	Goldman Sachs	2,657	USD	85	12/22/20	1
Leggett & Platt, Inc.	Goldman Sachs	827	USD	41	12/22/20	9
Lennox International, Inc.	Goldman Sachs	872	USD	118	12/22/20	16
Li & Fung, Ltd.	Morgan Stanley	144,000	HKD	693	06/29/17	3
Liberty Interactive Corp.	Goldman Sachs	5,891	USD	154	12/22/20	6
LifePoint Health, Inc.	Goldman Sachs	875	USD	59	12/22/20	(1)
Lincoln Electric Holdings, Inc.	Goldman Sachs	2,594	USD	163	12/22/20	41
Lincoln National Corp.	Goldman Sachs	5,639	USD	245	12/22/20	23
LinkedIn Corp.	Goldman Sachs	920	USD	115	12/22/20	12
Live Cattle Futures	Deutsche Bank		USD	151	06/03/16	(13)
Long Gilt Futures	Bank of America		GBP	724	06/28/16	(10)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 573

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Lowe's Companies, Inc.	Goldman Sachs	2,241	USD	170	12/22/20	15
LyondellBasell Industries NV	Goldman Sachs	1,912	USD	158	12/22/20	17
Macy's, Inc.	Goldman Sachs	5,068	USD	201	12/22/20	6
Mallinckrodt PLC	Goldman Sachs	2,028	USD	127	12/22/20	(2)
Man Group PLC	Morgan Stanley	73,775	GBP	109	06/28/17	(16)
Manhattan Associates, Inc.	Goldman Sachs	1,822	USD	110	12/22/20	9
Manpowergroup, Inc.	Goldman Sachs	4,835	USD	372	12/22/20	16
Marathon Oil Corp.	Goldman Sachs	2,849	USD	40	12/22/20	5
Marathon Petroleum Corp.	Goldman Sachs	4,825	USD	189	12/22/20	(8)
Marks and Spencer Group PLC	Morgan Stanley	22,079	GBP	93	06/28/17	(44)
Marvell Technology Group, Ltd.	Goldman Sachs	17,958	USD	179	12/22/20	41
Masco Corp.	Goldman Sachs	8,657	USD	266	12/22/20	53
Maxim Integrated Products, Inc.	Goldman Sachs	3,057	USD	109	12/22/20	14
McDonald's Corp.	Goldman Sachs	1,384	USD	175	12/22/20	12
McKesson Corp.	Goldman Sachs	1,368	USD	230	12/22/20	(2)
Mead Johnson Nutrition Co.	Goldman Sachs	1,283	USD	112	12/22/20	23
Medivation, Inc.	Goldman Sachs	3,497	USD	202	12/22/20	65
Melrose Industries PLC	Morgan Stanley	4,936	GBP	18	06/28/17	1
Mentor Graphics Corp.	Goldman Sachs	11,766	USD	235	12/22/20	40
Merck & Co., Inc.	Goldman Sachs	2,935	USD	161	12/22/20	13
MetLife, Inc.	Goldman Sachs	3,840	USD	173	12/22/20	9
Mettler-Toledo International, Inc.	Goldman Sachs	270	USD	97	12/22/20	13
Michael Kors Holdings, Ltd.	Goldman Sachs	3,140	USD	162	12/22/20	50
Micron Technology, Inc.	Goldman Sachs	18,226	USD	196	12/22/20	(3)
Microsoft Corp.	Goldman Sachs	4,153	USD	207	12/22/20	(3)
Minerals Technologies, Inc.	Goldman Sachs	271	USD	16	12/22/20	6
Molina Healthcare, Inc.	Goldman Sachs	3,788	USD	196	12/22/20	(9)
Mondelez International, Inc.	Goldman Sachs	5,710	USD	245	12/22/20	10
Mondi PLC	Morgan Stanley	7,730	GBP	101	06/28/17	(3)
Morgan Stanley	Goldman Sachs	2,951	USD	80	12/22/20	4
Morningstar, Inc.	Goldman Sachs	227	USD	19	12/22/20	2
Motorola Solutions, Inc.	Goldman Sachs	309	USD	23	12/22/20	2
MSC Industrial Direct Co., Inc.	Goldman Sachs	2,563	USD	199	12/22/20	7
MSCI Taiwan Index Futures	Bank of America		USD	94	05/30/16	(3)
MSCI, Inc.	Goldman Sachs	4,626	USD	351	12/22/20	44
MSG Networks Inc.	Goldman Sachs	8,527	USD	146	12/22/20	(7)
Murphy USA, Inc.	Goldman Sachs	1,809	USD	104	12/22/20	—
National Grid PLC	Morgan Stanley	2,971	GBP	29	06/28/17	1
NCR Corp.	Goldman Sachs	1,111	USD	32	12/22/20	10
NetApp, Inc.	Goldman Sachs	5,973	USD	141	12/22/20	14
NeuStar, Inc.	Goldman Sachs	3,275	USD	77	12/22/20	5
New World Development Co., Ltd.	Morgan Stanley	175,000	HKD	1,354	06/29/17	11
New York Harbor ULSD Futures	Citigroup		USD	95	05/27/16	21
Newcrest Mining Ltd.	Morgan Stanley	4,650	AUD	88	06/29/17	8
News Corp.	Goldman Sachs	7,556	USD	94	12/22/20	1
NIKE, Inc.	Goldman Sachs	3,435	USD	202	12/22/20	3
NiSource, Inc.	Goldman Sachs	4,274	USD	97	12/22/20	12
Noble Corp. PLC	Goldman Sachs	5,407	USD	61	12/22/20	9
Norfolk Southern Corp.	Goldman Sachs	317	USD	29	12/22/20	3
Northrop Grumman Corp.	Goldman Sachs	1,018	USD	210	12/22/20	20
NOW Inc.	Goldman Sachs	2,466	USD	45	12/22/20	3
NRW.Bank	Morgan Stanley	29,028	GBP	143	06/28/17	(7)
Nu Skin Enterprises, Inc.	Goldman Sachs	6,473	USD	264	12/22/20	65
Nuance Communications, Inc.	Goldman Sachs	7,277	USD	125	12/22/20	(9)
Numericable-SFR SAS	Morgan Stanley	1,816	EUR	52	06/28/17	(16)
NVIDIA Corp.	Goldman Sachs	1,631	USD	58	12/22/20	14
Oceaneering International, Inc.	Goldman Sachs	2,315	USD	85	12/22/20	9
Oil States International, Inc.	Goldman Sachs	2,498	USD	87	12/22/20	23
Old Republic International Corp.	Goldman Sachs	2,010	USD	37	12/22/20	1
ON Semiconductor Corp.	Goldman Sachs	21,497	USD	204	12/22/20	34
OneMain Holdings, Inc.	Goldman Sachs	1,461	USD	46	12/22/20	5

See accompanying notes which are an integral part of the financial statements.

574 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Oracle Corp.	Goldman Sachs	5,343	USD	213	12/22/20	29
Orange	Morgan Stanley	8,009	EUR	116	06/28/17	(11)
Orbital ATK, Inc.	Goldman Sachs	1,208	USD	105	12/22/20	1
O'Reilly Automotive, Inc.	Goldman Sachs	108	USD	28	12/22/20	3
Orica, Ltd.	Morgan Stanley	4,493	AUD	69	06/29/17	(4)
Origin Energy Ltd.	Morgan Stanley	8,727	AUD	48	06/29/17	12
Owens & Minor, Inc.	Goldman Sachs	1,305	USD	47	12/22/20	(5)
Owens Corning	Goldman Sachs	8,278	USD	381	12/22/20	31
Packaging Corp. of America	Goldman Sachs	464	USD	30	12/22/20	7
Panera Bread Co.	Goldman Sachs	285	USD	61	12/22/20	7
Parker-Hannifin Corp.	Goldman Sachs	825	USD	96	12/22/20	23
PBF Energy, Inc.	Goldman Sachs	2,242	USD	72	12/22/20	(4)
PepsiCo, Inc.	Goldman Sachs	6,279	USD	646	12/22/20	52
Persimmon PLC	Morgan Stanley	9,897	GBP	197	06/28/17	(1)
Petrofac, Ltd.	Morgan Stanley	3,356	GBP	28	06/28/17	4
Peugeot SA	Morgan Stanley	18,180	EUR	255	06/28/17	(1)
PG&E Corp.	Goldman Sachs	5,115	USD	298	12/22/20	30
Philip Morris International, Inc.	Goldman Sachs	2,514	USD	247	12/22/20	29
Phillips 66	Goldman Sachs	219	USD	18	12/22/20	1
Pinnacle Foods, Inc.	Goldman Sachs	1,106	USD	47	12/22/20	2
Pinnacle West Capital Corp.	Goldman Sachs	3,772	USD	274	12/22/20	32
Pitney Bowes, Inc.	Goldman Sachs	3,770	USD	79	12/22/20	10
Plantronics, Inc.	Goldman Sachs	4,449	USD	171	12/22/20	(1)
Platinum Futures	Citigroup		USD	49	06/30/16	5
Playtech PLC	Morgan Stanley	2,923	GBP	23	06/28/17	(2)
Polycom, Inc.	Goldman Sachs	14,491	USD	173	12/22/20	19
Popular, Inc.	Goldman Sachs	1,603	USD	48	12/22/20	10
Power Assets Holdings Ltd.	Morgan Stanley	4,000	HKD	296	06/29/17	(2)
ProAssurance Corp.	Goldman Sachs	272	USD	13	12/22/20	—
Prudential Financial, Inc.	Goldman Sachs	1,891	USD	147	12/22/20	16
PTC, Inc.	Goldman Sachs	400	USD	15	12/22/20	3
Public Service Enterprise Group, Inc.	Goldman Sachs	17,892	USD	825	12/22/20	120
PUBLICIS GROUPE S.A.	Morgan Stanley	305	EUR	20	06/28/17	1
PVH Corp.	Goldman Sachs	1,806	USD	173	12/22/20	37
Qantas Airways Ltd.	Morgan Stanley	85,924	AUD	277	06/29/17	(32)
QEP Resources, Inc.	Goldman Sachs	5,241	USD	94	12/22/20	42
QUALCOMM, Inc.	Goldman Sachs	2,584	USD	131	12/22/20	7
Quanta Services, Inc.	Goldman Sachs	6,966	USD	165	12/22/20	43
Quest Diagnostics, Inc.	Goldman Sachs	1,998	USD	150	12/22/20	20
Quintiles Transnational Holdings, Inc.	Goldman Sachs	4,505	USD	311	12/22/20	26
R.R. Donnelley & Sons Co.	Goldman Sachs	2,918	USD	51	12/22/20	13
Rackspace Hosting, Inc.	Goldman Sachs	13,359	USD	305	12/22/20	49
Ralph Lauren Corp.	Goldman Sachs	1,267	USD	118	12/22/20	(5)
Raytheon Co.	Goldman Sachs	1,767	USD	223	12/22/20	11
Reckitt Benckiser Group PLC	Morgan Stanley	409	GBP	27	06/28/17	1
Red Hat, Inc.	Goldman Sachs	534	USD	39	12/22/20	2
Regions Financial Corp.	Goldman Sachs	4,175	USD	39	12/22/20	6
Regus PLC	Morgan Stanley	27,465	GBP	80	06/28/17	—
Reinsurance Group of America, Inc.	Goldman Sachs	2,496	USD	238	12/22/20	36
Reliance Steel & Aluminum Co.	Goldman Sachs	1,721	USD	127	12/22/20	23
Renault SA	Morgan Stanley	524	EUR	44	06/28/17	(2)
Rentokil Initial PLC	Morgan Stanley	30,654	GBP	54	06/28/17	11
Republic Services, Inc.	Goldman Sachs	2,178	USD	102	12/22/20	8
Rio Tinto PLC	Morgan Stanley	2,086	GBP	48	06/28/17	10
Robert Half International, Inc.	Goldman Sachs	7,363	USD	282	12/22/20	(30)
Rockwell Automation, Inc.	Goldman Sachs	2,209	USD	251	12/22/20	49
Ross Stores, Inc.	Goldman Sachs	1,993	USD	113	12/22/20	9
Rowan Companies PLC	Goldman Sachs	5,961	USD	112	12/22/20	25
Royal Dutch Shell PLC	Morgan Stanley	1,310	GBP	23	06/28/17	9
Royal Mail PLC	Morgan Stanley	43,609	GBP	212	06/28/17	12
S&P Global, Inc.	Goldman Sachs	434	USD	46	12/22/20	10

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 575

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Safran SA	Morgan Stanley	1,544	EUR	93	06/28/17	(13)
Sally Beauty Holdings, Inc.	Goldman Sachs	1,395	USD	44	12/22/20	2
Sanofi	Morgan Stanley	1,558	EUR	112	06/28/17	(37)
SCANA Corp.	Goldman Sachs	2,426	USD	167	12/22/20	11
SCOR SE	Morgan Stanley	6,312	EUR	188	06/28/17	(8)
Sealed Air Corp.	Goldman Sachs	2,274	USD	108	12/22/20	(2)
SEB S.A.	Morgan Stanley	546	EUR	53	06/28/17	6
SEI Investments Co.	Goldman Sachs	1,107	USD	53	12/22/20	4
Service Corp. International	Goldman Sachs	1,922	USD	51	12/22/20	6
Severn Trent PLC	Morgan Stanley	2,605	GBP	58	06/28/17	3
SGX Nifty 50 Futures	Bank of America		USD	79	05/26/16	(1)
Shinsei Bank, Ltd.	Morgan Stanley	7,502	GBP	279	06/28/17	56
Silver Futures	Citigroup		USD	688	06/30/16	27
Sino Land Co., Ltd.	Morgan Stanley	132,000	HKD	1,613	06/29/17	5
SJM Holdings, Ltd.	Morgan Stanley	76,000	HKD	397	06/29/17	—
Skechers U.S.A., Inc.	Goldman Sachs	4,462	USD	147	12/22/20	25
Skyworks Solutions, Inc.	Goldman Sachs	395	USD	26	12/22/20	3
Smiths Group PLC	Morgan Stanley	11,568	GBP	128	06/28/17	30
Snap-on, Inc.	Goldman Sachs	1,033	USD	165	12/22/20	3
SOCIETE BIC SA	Morgan Stanley	135	EUR	17	06/28/17	(1)
Sodexo SA	Morgan Stanley	982	EUR	87	06/28/17	—
Sonoco Products Co.	Goldman Sachs	3,991	USD	187	12/22/20	21
Southwest Airlines Co.	Goldman Sachs	465	USD	21	12/22/20	2
Soybean Futures	Citigroup		USD	2,105	06/24/16	109
Soybean Meal Futures	Citigroup		USD	366	06/24/16	2
Soybean Oil Futures	Citigroup		USD	720	06/24/16	(9)
Soybean Oil Futures	Deutsche Bank		USD	720	06/24/16	(8)
Spirit AeroSystems Holdings, Inc.	Goldman Sachs	8,482	USD	400	12/22/20	27
Sports Direct International PLC	Morgan Stanley	10,603	GBP	41	06/28/17	(1)
SPX Corp.	Goldman Sachs	7,309	USD	118	12/22/20	58
SPX FLOW, Inc.	Goldman Sachs	3,934	USD	118	12/22/20	33
St. Jude Medical, Inc.	Goldman Sachs	1,690	USD	129	12/22/20	38
Stagecoach Group PLC	Morgan Stanley	33,963	GBP	87	06/28/17	(9)
Stanley Black & Decker, Inc.	Goldman Sachs	1,559	USD	174	12/22/20	26
Staples, Inc.	Goldman Sachs	6,700	USD	68	12/22/20	9
Starbucks Corp.	Goldman Sachs	1,332	USD	75	12/22/20	(3)
Steel Dynamics, Inc.	Goldman Sachs	5,331	USD	134	12/22/20	48
Stryker Corp.	Goldman Sachs	287	USD	31	12/22/20	5
Sugar 11 Futures	Citigroup		USD	112	06/15/16	2
Superior Energy Services, Inc.	Goldman Sachs	2,547	USD	43	12/22/20	19
SUPERVALU, Inc.	Goldman Sachs	42,681	USD	215	12/22/20	40
Swire Pacific, Ltd.	Morgan Stanley	4,500	HKD	380	06/29/17	5
Symantec Corp.	Goldman Sachs	5,485	USD	91	12/22/20	(7)
Synaptics, Inc.	Goldman Sachs	1,431	USD	102	12/22/20	(1)
Synchrony Financial	Goldman Sachs	5,628	USD	172	12/22/20	14
SYNNEX Corp.	Goldman Sachs	1,815	USD	150	12/22/20	(13)
Synopsys, Inc.	Goldman Sachs	5,181	USD	246	12/22/20	35
Sysco Corp.	Goldman Sachs	1,369	USD	63	12/22/20	2
Tabcorp Holdings, Ltd.	Morgan Stanley	52,784	AUD	234	06/29/17	(7)
Tableau Software, Inc.	Goldman Sachs	3,841	USD	199	12/22/20	34
TAIEX Index Futures	Bank of America		TWD	1,728	05/18/16	(2)
Talen Energy Corp.	Goldman Sachs	1,170	USD	14	12/22/20	1
Target Corp.	Goldman Sachs	2,201	USD	175	12/22/20	23
Tatts Group, Ltd.	Morgan Stanley	34,584	AUD	130	06/29/17	1
Taylor Wimpey PLC	Morgan Stanley	105,078	GBP	194	06/28/17	(11)
TCF Financial Corp.	Goldman Sachs	1,774	USD	24	12/22/20	2
TE Connectivity, Ltd.	Goldman Sachs	1,270	USD	76	12/22/20	2
Tech Data Corp.	Goldman Sachs	4,239	USD	291	12/22/20	34
Technip SA	Morgan Stanley	651	EUR	33	06/28/17	4
Techtronic Industries Co., Ltd.	Morgan Stanley	22,500	HKD	656	06/29/17	—
Teekay Corp.	Goldman Sachs	15,361	USD	172	12/22/20	89

See accompanying notes which are an integral part of the financial statements.

576 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Teleperformance	Morgan Stanley	1,772	EUR	139	06/28/17	11
Telephone and Data Systems, Inc.	Goldman Sachs	4,266	USD	126	12/22/20	27
Television Francaise 1 SA	Morgan Stanley	2,250	EUR	24	06/28/17	(2)
Telstra Corp., Ltd.	Morgan Stanley	28,123	AUD	151	06/29/17	(16)
Teradata Corp.	Goldman Sachs	4,450	USD	113	12/22/20	12
Teradyne, Inc.	Goldman Sachs	10,657	USD	202	12/22/20	(2)
Tesoro Corp.	Goldman Sachs	2,417	USD	193	12/22/20	(16)
Texas Instruments, Inc.	Goldman Sachs	1,199	USD	68	12/22/20	11
Textron, Inc.	Goldman Sachs	2,579	USD	100	12/22/20	10
Thales SA	Morgan Stanley	2,020	EUR	152	06/28/17	30
The Allstate Corp.	Goldman Sachs	6,375	USD	415	12/22/20	45
The Berkeley Group Holdings PLC	Morgan Stanley	6,629	GBP	199	06/28/17	(43)
The Boston Beer Co., Inc.	Goldman Sachs	314	USD	49	12/22/20	(3)
The Cheesecake Factory, Inc.	Goldman Sachs	2,013	USD	103	12/22/20	8
The Chemours Co.	Goldman Sachs	2,234	USD	20	12/22/20	13
The Clorox Co.	Goldman Sachs	1,531	USD	192	12/22/20	(3)
The Coca-Cola Co.	Goldman Sachs	6,425	USD	288	12/22/20	22
The Dow Chemical Co.	Goldman Sachs	1,881	USD	99	12/22/20	21
The Dun & Bradstreet Corp.	Goldman Sachs	2,338	USD	258	12/22/20	34
The Estee Lauder Companies, Inc.	Goldman Sachs	2,837	USD	272	12/22/20	34
The Gap, Inc.	Goldman Sachs	476	USD	11	12/22/20	—
The Goodyear Tire & Rubber Co.	Goldman Sachs	2,039	USD	59	12/22/20	3
The Hartford Financial Services Group, Inc.	Goldman Sachs	2,963	USD	131	12/22/20	16
The Home Depot, Inc.	Goldman Sachs	866	USD	116	12/22/20	13
The Interpublic Group of Companies, Inc.	Goldman Sachs	9,315	USD	214	12/22/20	12
The Michaels Companies, Inc.	Goldman Sachs	431	USD	12	12/22/20	—
The Mosaic Co.	Goldman Sachs	1,993	USD	56	12/22/20	6
The NASDAQ OMX Group, Inc.	Goldman Sachs	4,128	USD	255	12/22/20	18
The New York Times Co.	Goldman Sachs	1,156	USD	15	12/22/20	—
The PNC Financial Services Group, Inc.	Goldman Sachs	1,505	USD	132	12/22/20	4
The Priceline Group, Inc.	Goldman Sachs	141	USD	189	12/22/20	26
The Procter & Gamble Co.	Goldman Sachs	6,030	USD	483	12/22/20	25
The Sage Group PLC	Morgan Stanley	2,611	GBP	15	06/28/17	2
The Sherwin-Williams Co.	Goldman Sachs	89	USD	26	12/22/20	—
The Star Entertainment Group, Ltd.	Morgan Stanley	76,635	AUD	433	06/29/17	71
The Timken Co.	Goldman Sachs	2,244	USD	80	12/22/20	27
The TJX Companies, Inc.	Goldman Sachs	948	USD	72	12/22/20	7
The Travelers Companies, Inc.	Goldman Sachs	2,506	USD	275	12/22/20	12
The Western Union Co.	Goldman Sachs	4,216	USD	84	12/22/20	16
The Wharf (Holdings) Ltd.	Morgan Stanley	5,000	HKD	210	06/29/17	1
Thomas Cook Group PLC	Morgan Stanley	135,266	GBP	119	06/28/17	(47)
Thor Industries, Inc.	Goldman Sachs	2,641	USD	169	12/22/20	38
Time Warner, Inc.	Goldman Sachs	598	USD	45	12/22/20	4
Time, Inc.	Goldman Sachs	1,658	USD	24	12/22/20	(1)
T-Mobile US, Inc.	Goldman Sachs	368	USD	14	12/22/20	—
TOTAL SA	Morgan Stanley	352	EUR	15	06/28/17	3
Total System Services, Inc.	Goldman Sachs	3,637	USD	186	12/22/20	22
TPG Telecom, Ltd.	Morgan Stanley	13,682	AUD	147	06/29/17	10
Transocean, Ltd.	Goldman Sachs	2,591	USD	29	12/22/20	4
Treasury Wine Estates, Ltd.	Morgan Stanley	30,154	AUD	281	06/29/17	43
Trimble Navigation, Ltd.	Goldman Sachs	2,166	USD	52	12/22/20	(2)
Trinity Industries, Inc.	Goldman Sachs	2,996	USD	58	12/22/20	2
TripAdvisor, Inc.	Goldman Sachs	368	USD	24	12/22/20	1
Triumph Group, Inc.	Goldman Sachs	431	USD	16	12/22/20	—
Tyson Foods, Inc.	Goldman Sachs	4,446	USD	293	12/22/20	46
U.S. Bancorp	Goldman Sachs	604	USD	26	12/22/20	2
United Natural Foods, Inc.	Goldman Sachs	2,247	USD	80	12/22/20	(3)
United Parcel Service, Inc.	Goldman Sachs	502	USD	53	12/22/20	—
United States 2 Year Treasury Note Futures	Merrill Lynch		USD	12,683	06/30/16	(6)
United States 5 Year Treasury Note Futures	Bank of America		USD	362	06/30/16	1
United States 10 Year Treasury Note Futures	Bank of America		USD	8,543	06/21/16	33

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 577

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
United States Ultra Bond Futures	Bank of America		USD	173	06/21/16	(2)
United Therapeutics Corp.	Goldman Sachs	3,122	USD	328	12/22/20	(66)
UnitedHealth Group, Inc.	Goldman Sachs	1,006	USD	132	12/22/20	20
Universal Health Services, Inc.	Goldman Sachs	391	USD	52	12/22/20	10
Unum Group	Goldman Sachs	8,418	USD	288	12/22/20	52
Urban Outfitters, Inc.	Goldman Sachs	3,504	USD	106	12/22/20	20
USG Corp.	Goldman Sachs	427	USD	12	12/22/20	—
V.F. Corp.	Goldman Sachs	1,533	USD	97	12/22/20	15
Valeo	Morgan Stanley	366	EUR	51	06/28/17	3
Valero Energy Corp.	Goldman Sachs	4,088	USD	241	12/22/20	(31)
Validus Holdings, Ltd.	Goldman Sachs	3,142	USD	145	12/22/20	10
Varian Medical Systems, Inc.	Goldman Sachs	1,482	USD	120	12/22/20	8
Vectren Corp.	Goldman Sachs	1,580	USD	77	12/22/20	12
Vedanta Resources PLC	Morgan Stanley	18,132	GBP	76	06/28/17	17
Veolia Environnement SA	Morgan Stanley	6,976	EUR	150	06/28/17	18
VeriFone Systems, Inc.	Goldman Sachs	1,465	USD	42	12/22/20	—
VeriSign, Inc.	Goldman Sachs	1,106	USD	96	12/22/20	13
Verizon Communications, Inc.	Goldman Sachs	4,821	USD	246	12/22/20	32
Viacom, Inc.	Goldman Sachs	6,808	USD	278	12/22/20	(3)
Viavi Solutions, Inc.	Goldman Sachs	5,899	USD	38	12/22/20	(1)
Vishay Intertechnology, Inc.	Goldman Sachs	7,864	USD	96	12/22/20	6
Vivendi SA	Morgan Stanley	3,941	EUR	66	06/28/17	(28)
VMware, Inc.	Goldman Sachs	1,222	USD	70	12/22/20	10
Vodafone Group PLC	Morgan Stanley	35,563	GBP	78	06/28/17	(9)
VTech Holdings, Ltd.	Morgan Stanley	1,100	HKD	88	06/29/17	(1)
VWR Corp.	Goldman Sachs	1,527	USD	41	12/22/20	—
W.W. Grainger, Inc.	Goldman Sachs	62	USD	15	12/22/20	3
Waddell & Reed Financial, Inc.	Goldman Sachs	3,861	USD	79	12/22/20	(14)
Wal-Mart Stores, Inc.	Goldman Sachs	3,164	USD	212	12/22/20	16
Waste Management, Inc.	Goldman Sachs	4,985	USD	293	12/22/20	33
Waters Corp.	Goldman Sachs	1,207	USD	157	12/22/20	5
Watsco, Inc.	Goldman Sachs	875	USD	118	12/22/20	5
WellCare Health Plans, Inc.	Goldman Sachs	2,255	USD	203	12/22/20	(4)
Wells Fargo & Co.	Goldman Sachs	1,885	USD	94	12/22/20	3
Werner Enterprises, Inc.	Goldman Sachs	5,809	USD	147	12/22/20	21
WESCO International, Inc.	Goldman Sachs	861	USD	51	12/22/20	19
Western Digital Corp.	Goldman Sachs	3,964	USD	162	12/22/20	(20)
Western Refining, Inc.	Goldman Sachs	2,580	USD	69	12/22/20	(14)
Westlake Chemical Corp.	Goldman Sachs	2,194	USD	110	12/22/20	16
Wheelock and Co., Ltd.	Morgan Stanley	18,000	HKD	648	06/29/17	13
Whirlpool Corp.	Goldman Sachs	363	USD	63	12/22/20	17
Whiting Petroleum Corp.	Goldman Sachs	3,006	USD	36	12/22/20	19
William Hill PLC	Morgan Stanley	19,410	GBP	61	06/28/17	(24)
Woodside Petroleum, Ltd.	Morgan Stanley	4,119	AUD	117	06/29/17	8
World Fuel Services Corp.	Goldman Sachs	4,531	USD	212	12/22/20	43
WorleyParsons, Ltd.	Morgan Stanley	3,502	AUD	24	06/29/17	6
Worthington Industries, Inc.	Goldman Sachs	1,042	USD	39	12/22/20	4
WPP PLC	Morgan Stanley	10,088	GBP	161	06/28/17	19
WTI Crude Oil Futures	Citigroup		USD	238	05/19/16	38
Wyndham Worldwide Corp.	Goldman Sachs	639	USD	45	12/22/20	4
Xerox Corp.	Goldman Sachs	19,818	USD	190	12/22/20	15
Xilinx, Inc.	Goldman Sachs	3,792	USD	163	12/22/20	1
Xinyi Glass Holdings, Ltd.	Morgan Stanley	16,000	HKD	85	06/29/17	3
XL Group PLC	Goldman Sachs	1,414	USD	46	12/22/20	(4)
Xylem, Inc.	Goldman Sachs	1,040	USD	43	12/22/20	2
Yelp, Inc.	Goldman Sachs	5,600	USD	118	12/22/20	(1)
Yue Yuen Industrial (Holdings) Ltd.	Morgan Stanley	67,500	HKD	1,910	06/29/17	14
Yum! Brands, Inc.	Goldman Sachs	2,336	USD	186	12/22/20	26
Zinc Futures	Citigroup		USD	46	06/13/16	2
Zynga, Inc.	Goldman Sachs	50,310	USD	120	12/22/20	5

See accompanying notes which are an integral part of the financial statements.

578 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$

Short Reference Entity
3D Systems Corp.	Goldman Sachs	(3,293)	USD	58	12/22/20	(37)
Aberdeen Asset Management PLC	Morgan Stanley	(31,911)	GBP	95	06/28/17	52
Acadia Healthcare Co., Inc.	Goldman Sachs	(6,979)	USD	441	12/22/20	(34)
Accor SA	Morgan Stanley	(685)	EUR	26	06/28/17	—
ACI Worldwide, Inc.	Goldman Sachs	(1,004)	USD	20	12/22/20	—
Acuity Brands, Inc.	Goldman Sachs	(707)	USD	172	12/22/20	(22)
Acxiom Corp.	Goldman Sachs	(3,685)	USD	81	12/22/20	(14)
Admiral Group PLC	Morgan Stanley	(11,357)	GBP	211	06/28/17	(76)
Adobe Systems, Inc.	Goldman Sachs	(517)	USD	49	12/22/20	(3)
Advance Auto Parts, Inc.	Goldman Sachs	(797)	USD	124	12/22/20	(9)
Advanced Micro Devices, Inc.	Goldman Sachs	(22,949)	USD	81	12/22/20	(35)
AECOM	Goldman Sachs	(7,144)	USD	232	12/22/20	(48)
Agios Pharmaceuticals, Inc.	Goldman Sachs	(2,135)	USD	104	12/22/20	(11)
AIA Group, Ltd.	Morgan Stanley	(25,800)	HKD	1,205	06/29/17	(15)
Air Lease Corp.	Goldman Sachs	(6,130)	USD	187	12/22/20	(33)
Air Liquide SA	Morgan Stanley	(678)	EUR	67	06/28/17	(3)
Airbus Group SE	Morgan Stanley	(1,288)	EUR	70	06/28/17	17
Akorn, Inc.	Goldman Sachs	(13,404)	USD	341	12/22/20	18
Albemarle Corp.	Goldman Sachs	(4,564)	USD	302	12/22/20	(83)
Alcoa, Inc.	Goldman Sachs	(12,809)	USD	143	12/22/20	(52)
Alexion Pharmaceuticals, Inc.	Goldman Sachs	(1,999)	USD	278	12/22/20	35
Align Technology, Inc.	Goldman Sachs	(1,773)	USD	128	12/22/20	(22)
Allegheny Technologies, Inc.	Goldman Sachs	(3,584)	USD	59	12/22/20	(30)
Allegion PLC	Goldman Sachs	(2,197)	USD	144	12/22/20	(17)
Allergan PLC	Goldman Sachs	(198)	USD	43	12/22/20	—
Alliance Data Systems Corp.	Goldman Sachs	(735)	USD	149	12/22/20	36
Ally Financial Inc.	Goldman Sachs	(14,539)	USD	259	12/22/20	(30)
Alnylam Pharmaceuticals, Inc.	Goldman Sachs	(3,140)	USD	210	12/22/20	11
ALS Ltd.	Morgan Stanley	(27,677)	AUD	130	06/29/17	(22)
ALSTOM SA	Morgan Stanley	(5,452)	EUR	122	06/28/17	(5)
Altice NV	Morgan Stanley	(2,787)	EUR	37	06/28/17	(3)
Alumina, Ltd.	Morgan Stanley	(115,802)	AUD	173	06/29/17	(41)
AMC Networks Inc.	Goldman Sachs	(177)	USD	12	12/22/20	1
AMERCO	Goldman Sachs	(209)	USD	74	12/22/20	(1)
American Express Co.	Goldman Sachs	(778)	USD	51	12/22/20	(7)
AMETEK, Inc.	Goldman Sachs	(4,302)	USD	207	12/22/20	(3)
AMP, Ltd.	Morgan Stanley	(16,262)	AUD	96	06/29/17	(4)
Amphenol Corp.	Goldman Sachs	(4,734)	USD	264	12/22/20	(50)
AmSurg Corp.	Goldman Sachs	(454)	USD	37	12/22/20	(4)
AmTrust Financial Services, Inc.	Goldman Sachs	(4,128)	USD	103	12/22/20	3
Anadarko Petroleum Corp.	Goldman Sachs	(2,799)	USD	148	12/22/20	(61)
Antofagasta PLC	Morgan Stanley	(28,783)	GBP	139	06/28/17	3
Aon PLC	Goldman Sachs	(2,948)	USD	310	12/22/20	(57)
APA Group	Morgan Stanley	(47,229)	AUD	413	06/29/17	(5)
Apache Corp.	Goldman Sachs	(4,359)	USD	237	12/22/20	(86)
Aqua America, Inc.	Goldman Sachs	(4,745)	USD	150	12/22/20	(11)
Arista Networks, Inc.	Goldman Sachs	(1,911)	USD	127	12/22/20	(8)
Arkema SA	Morgan Stanley	(1,020)	EUR	71	06/28/17	(3)
ARM Holdings PLC	Morgan Stanley	(25,553)	GBP	240	06/28/17	25
ARRIS International PLC	Goldman Sachs	(9,019)	USD	205	12/22/20	30
Arthur J. Gallagher & Co.	Goldman Sachs	(280)	USD	13	12/22/20	(3)
Artisan Partners Asset Management Inc.	Goldman Sachs	(1,557)	USD	50	12/22/20	(3)
Asahi Kasei Corp.	Morgan Stanley	(4,780)	GBP	43	06/28/17	—
Ascena Retail Group, Inc.	Goldman Sachs	(13,621)	USD	120	12/22/20	(15)
Ashland, Inc.	Goldman Sachs	(403)	USD	45	12/22/20	(6)
Ashtead Group PLC	Morgan Stanley	(23,713)	GBP	215	06/28/17	(5)
ASM Pacific Technology, Ltd.	Morgan Stanley	(1,300)	HKD	73	06/29/17	1
AstraZeneca PLC	Morgan Stanley	(1,636)	GBP	64	06/28/17	4
AT&T, Inc.	Goldman Sachs	(5,828)	USD	226	12/22/20	(28)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 579

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
athenahealth, Inc.	Goldman Sachs	(438)	USD	58	12/22/20	—
AusNet Services	Morgan Stanley	(16,186)	AUD	25	06/29/17	(1)
Autodesk, Inc.	Goldman Sachs	(2,859)	USD	171	12/22/20	(30)
AutoNation, Inc.	Goldman Sachs	(3,291)	USD	167	12/22/20	3
Avis Budget Group, Inc.	Goldman Sachs	(8,444)	USD	212	12/22/20	(1)
Aviva PLC	Morgan Stanley	(10,740)	GBP	46	06/28/17	5
Axalta Coating Systems, Ltd.	Goldman Sachs	(1,725)	USD	49	12/22/20	(10)
B/E Aerospace, Inc.	Goldman Sachs	(1,316)	USD	64	12/22/20	(14)
Babcock International Group PLC	Morgan Stanley	(4,202)	GBP	40	06/28/17	10
Ball Corp.	Goldman Sachs	(7,115)	USD	508	12/22/20	(14)
Bank of Hawaii Corp.	Goldman Sachs	(609)	USD	42	12/22/20	(2)
Bank of Queensland, Ltd.	Morgan Stanley	(8,676)	AUD	98	06/29/17	5
Bank of the Ozarks, Inc.	Goldman Sachs	(2,756)	USD	114	12/22/20	—
BankUnited, Inc.	Goldman Sachs	(2,721)	USD	94	12/22/20	(5)
Barloworld, Ltd.	Morgan Stanley	(7,113)	GBP	39	06/28/17	(7)
BB&T Corp.	Goldman Sachs	(2,664)	USD	94	12/22/20	(5)
Becton, Dickinson and Co.	Goldman Sachs	(1,135)	USD	183	12/22/20	(22)
BioMarin Pharmaceutical, Inc.	Goldman Sachs	(2,871)	USD	243	12/22/20	(20)
Bio-Techne Corp.	Goldman Sachs	(3,431)	USD	320	12/22/20	(37)
Black Hills Corp.	Goldman Sachs	(4,324)	USD	262	12/22/20	(42)
Black Knight Financial Services, Inc.	Goldman Sachs	(10,911)	USD	349	12/22/20	(45)
BlackRock, Inc.	Goldman Sachs	(178)	USD	63	12/22/20	(7)
Bollore SA	Morgan Stanley	(54,431)	EUR	188	06/28/17	93
Booker Group PLC	Morgan Stanley	(29,122)	GBP	47	06/28/17	3
BorgWarner, Inc.	Goldman Sachs	(12,059)	USD	433	12/22/20	(67)
Boston Scientific Corp.	Goldman Sachs	(10,096)	USD	221	12/22/20	(47)
BP PLC	Morgan Stanley	(18,962)	GBP	71	06/28/17	(12)
Brambles, Ltd.	Morgan Stanley	(29,355)	AUD	366	06/29/17	(38)
Bristol-Myers Squibb Co.	Goldman Sachs	(3,273)	USD	236	12/22/20	(31)
British American Tobacco PLC	Morgan Stanley	(10,507)	GBP	438	06/28/17	(113)
Broadcom, Ltd.	Goldman Sachs	(841)	USD	123	12/22/20	2
Brookdale Senior Living, Inc.	Goldman Sachs	(7,593)	USD	140	12/22/20	(29)
Brown & Brown, Inc.	Goldman Sachs	(1,646)	USD	58	12/22/20	(5)
Brown-Forman Corp.	Goldman Sachs	(2,751)	USD	265	12/22/20	(11)
BTG PLC	Morgan Stanley	(25,956)	GBP	154	06/28/17	(6)
Buffalo Wild Wings, Inc.	Goldman Sachs	(395)	USD	53	12/22/20	5
Bunzl PLC	Morgan Stanley	(5,476)	GBP	112	06/28/17	(12)
Bureau Veritas SA	Morgan Stanley	(1,887)	EUR	39	06/28/17	(2)
Cabela's, Inc.	Goldman Sachs	(5,814)	USD	303	12/22/20	(61)
Cable One, Inc.	Goldman Sachs	(146)	USD	67	12/22/20	(6)
Cabot Oil & Gas Corp.	Goldman Sachs	(5,430)	USD	127	12/22/20	(38)
CalAtlantic Group, Inc.	Goldman Sachs	(5,850)	USD	189	12/22/20	(12)
Calpine Corp.	Goldman Sachs	(2,569)	USD	41	12/22/20	(3)
Campbell Soup Co.	Goldman Sachs	(463)	USD	29	12/22/20	(4)
Capita PLC	Morgan Stanley	(13,707)	GBP	137	06/28/17	13
CarMax, Inc.	Goldman Sachs	(6,401)	USD	339	12/22/20	(64)
Carrefour SA	Morgan Stanley	(4,684)	EUR	116	06/28/17	27
Casey's General Stores, Inc.	Goldman Sachs	(336)	USD	38	12/22/20	1
Catalent, Inc.	Goldman Sachs	(5,776)	USD	171	12/22/20	(30)
Cathay General Bancorp	Goldman Sachs	(828)	USD	25	12/22/20	(2)
Cathay Pacific Airways, Ltd.	Morgan Stanley	(95,000)	HKD	1,178	06/29/17	28
CBOE Holdings, Inc.	Goldman Sachs	(2,251)	USD	139	12/22/20	4
CBS Corp.	Goldman Sachs	(807)	USD	45	12/22/20	(9)
CDK Global, Inc.	Goldman Sachs	(4,700)	USD	224	12/22/20	(27)
CEB, Inc.	Goldman Sachs	(1,016)	USD	63	12/22/20	2
Celanese Corp.	Goldman Sachs	(184)	USD	13	12/22/20	(2)
Celgene Corp.	Goldman Sachs	(1,325)	USD	137	12/22/20	(3)
Cerner Corp.	Goldman Sachs	(785)	USD	44	12/22/20	—
CF Industries Holdings, Inc.	Goldman Sachs	(3,790)	USD	125	12/22/20	(9)
Cheniere Energy, Inc.	Goldman Sachs	(4,553)	USD	177	12/22/20	(42)
Cheung Kong Property Holdings , Ltd.	Morgan Stanley	(22,000)	HKD	1,171	06/29/17	(22)

See accompanying notes which are an integral part of the financial statements.

580 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Chevron Corp.	Goldman Sachs	(1,538)	USD	157	12/22/20	(32)
Chicago Bridge & Iron Co. NV	Goldman Sachs	(6,732)	USD	271	12/22/20	(43)
Chipotle Mexican Grill, Inc.	Goldman Sachs	(376)	USD	158	12/22/20	18
Ciena Corp.	Goldman Sachs	(8,797)	USD	148	12/22/20	6
Cimarex Energy Co.	Goldman Sachs	(2,197)	USD	239	12/22/20	(61)
Cincinnati Financial Corp.	Goldman Sachs	(562)	USD	37	12/22/20	(1)
Cinemark Holdings, Inc.	Goldman Sachs	(510)	USD	18	12/22/20	(2)
CME Group, Inc.	Goldman Sachs	(2,008)	USD	185	12/22/20	(13)
CMS Energy Corp.	Goldman Sachs	(4,693)	USD	191	12/22/20	(12)
CNO Financial Group, Inc.	Goldman Sachs	(6,870)	USD	126	12/22/20	(14)
Coach, Inc.	Goldman Sachs	(1,491)	USD	60	12/22/20	(2)
Cobalt International Energy, Inc.	Goldman Sachs	(7,839)	USD	25	12/22/20	(1)
Cobham PLC	Morgan Stanley	(63,795)	GBP	98	06/28/17	100
Cognex Corp.	Goldman Sachs	(4,662)	USD	166	12/22/20	—
Colfax Corp.	Goldman Sachs	(2,286)	USD	74	12/22/20	(30)
Comerica, Inc.	Goldman Sachs	(314)	USD	14	12/22/20	(3)
Commonwealth Bank of Australia	Morgan Stanley	(1,225)	AUD	90	06/29/17	4
CommScope Holding Co., Inc.	Goldman Sachs	(18,356)	USD	558	12/22/20	(151)
CommVault Systems, Inc.	Goldman Sachs	(646)	USD	28	12/22/20	(7)
Compagnie de Saint-Gobain SA	Morgan Stanley	(1,390)	EUR	56	06/28/17	1
Compagnie Plastic Omnium SACA	Morgan Stanley	(4,591)	EUR	133	06/28/17	(12)
Compass Minerals International, Inc.	Goldman Sachs	(2,764)	USD	207	12/22/20	(12)
Computershare, Ltd.	Morgan Stanley	(10,768)	AUD	109	06/29/17	(2)
ConAgra Foods, Inc.	Goldman Sachs	(904)	USD	40	12/22/20	(5)
Concho Resources, Inc.	Goldman Sachs	(2,053)	USD	238	12/22/20	(82)
ConocoPhillips	Goldman Sachs	(620)	USD	30	12/22/20	(7)
Constellation Brands, Inc.	Goldman Sachs	(426)	USD	66	12/22/20	(4)
Copa Holdings, SA	Goldman Sachs	(322)	USD	21	12/22/20	1
Copart, Inc.	Goldman Sachs	(1,189)	USD	51	12/22/20	(2)
Core Laboratories NV	Goldman Sachs	(1,974)	USD	264	12/22/20	(81)
CoStar Group, Inc.	Goldman Sachs	(884)	USD	174	12/22/20	(17)
Costco Wholesale Corp.	Goldman Sachs	(1,495)	USD	221	12/22/20	5
Covanta Holding Corp.	Goldman Sachs	(21,620)	USD	352	12/22/20	(60)
Crown Resorts, Ltd.	Morgan Stanley	(11,044)	AUD	130	06/29/17	4
CSL, Ltd.	Morgan Stanley	(1,518)	AUD	160	06/29/17	(1)
CST Brands, Inc.	Goldman Sachs	(3,347)	USD	126	12/22/20	(4)
Cullen/Frost Bankers, Inc.	Goldman Sachs	(987)	USD	63	12/22/20	(17)
CVS Health Corp.	Goldman Sachs	(1,116)	USD	112	12/22/20	1
Cypress Semiconductor Corp.	Goldman Sachs	(32,777)	USD	296	12/22/20	(43)
Danone	Morgan Stanley	(2,353)	EUR	144	06/28/17	4
DaVita HealthCare Partners, Inc.	Goldman Sachs	(2,382)	USD	176	12/22/20	(19)
Deere & Co.	Goldman Sachs	(1,538)	USD	129	12/22/20	(14)
Delphi Automotive PLC	Goldman Sachs	(4,459)	USD	328	12/22/20	(21)
Devon Energy Corp.	Goldman Sachs	(555)	USD	19	12/22/20	(6)
DeVry Education Group, Inc.	Goldman Sachs	(634)	USD	11	12/22/20	3
DexCom, Inc.	Goldman Sachs	(1,658)	USD	107	12/22/20	13
Diageo PLC	Morgan Stanley	(6,344)	GBP	117	06/28/17	4
Diebold, Inc.	Goldman Sachs	(8,326)	USD	219	12/22/20	(5)
Discovery Communications, Inc.	Goldman Sachs	(3,684)	USD	101	12/22/20	(6)
Dolby Laboratories, Inc.	Goldman Sachs	(263)	USD	13	12/22/20	(4)
Dollar Tree, Inc.	Goldman Sachs	(5,688)	USD	453	12/22/20	(16)
Dominion Resources, Inc.	Goldman Sachs	(13,266)	USD	948	12/22/20	(32)
Donaldson Co., Inc.	Goldman Sachs	(2,241)	USD	73	12/22/20	(14)
DreamWorks Animation SKG, Inc.	Goldman Sachs	(1,675)	USD	67	12/22/20	(24)
Dunkin' Brands Group, Inc.	Goldman Sachs	(2,454)	USD	114	12/22/20	(15)
E*Trade Financial Corp.	Goldman Sachs	(5,514)	USD	139	12/22/20	(2)
Eagle Materials, Inc.	Goldman Sachs	(1,765)	USD	131	12/22/20	(46)
Eastman Chemical Co.	Goldman Sachs	(479)	USD	37	12/22/20	(7)
easyJet PLC	Morgan Stanley	(6,764)	GBP	100	06/28/17	18
Ecolab, Inc.	Goldman Sachs	(2,388)	USD	275	12/22/20	(31)
Edenred	Morgan Stanley	(13,644)	EUR	235	06/28/17	(10)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 581

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Electricite de France Societe anonyme	Morgan Stanley	(17,858)	EUR	224	06/28/17	35
Eli Lilly and Co.	Goldman Sachs	(613)	USD	46	12/22/20	(3)
Envision Healthcare Holdings, Inc.	Goldman Sachs	(11,092)	USD	251	12/22/20	(13)
EOG Resources, Inc.	Goldman Sachs	(2,733)	USD	226	12/22/20	(60)
EQT Corp.	Goldman Sachs	(705)	USD	49	12/22/20	(12)
Essentra PLC	Morgan Stanley	(11,143)	GBP	90	06/28/17	(14)
Essilor International SA	Morgan Stanley	(1,107)	EUR	125	06/28/17	(6)
Eurofins Scientific SE	Morgan Stanley	(111)	EUR	36	06/28/17	—
Eversource Energy	Goldman Sachs	(4,256)	USD	240	12/22/20	(18)
Exxon Mobil Corp.	Goldman Sachs	(2,413)	USD	213	12/22/20	(29)
Federal National Mortgage Association	Morgan Stanley	(1,800)	GBP	45	06/28/17	1
Federated Investors, Inc.	Goldman Sachs	(1,697)	USD	54	12/22/20	(8)
FEI Co.	Goldman Sachs	(1,699)	USD	151	12/22/20	(35)
Fidelity National Information Services, Inc.	Goldman Sachs	(2,215)	USD	146	12/22/20	(13)
FireEye, Inc.	Goldman Sachs	(2,626)	USD	46	12/22/20	2
First American Financial Corp.	Goldman Sachs	(915)	USD	33	12/22/20	1
First Data Corp.	Goldman Sachs	(16,117)	USD	184	12/22/20	9
First Horizon National Corp.	Goldman Sachs	(4,673)	USD	66	12/22/20	(9)
First Republic Bank	Goldman Sachs	(1,929)	USD	136	12/22/20	(23)
FleetCor Technologies, Inc.	Goldman Sachs	(1,509)	USD	233	12/22/20	(60)
Flowserve Corp.	Goldman Sachs	(1,517)	USD	74	12/22/20	(9)
FMC Corp.	Goldman Sachs	(7,371)	USD	319	12/22/20	(63)
FNF Group	Goldman Sachs	(4,966)	USD	158	12/22/20	(5)
Ford Motor Co.	Goldman Sachs	(9,833)	USD	133	12/22/20	(8)
Fortis, Inc.	Morgan Stanley	(6)	CAD	—	06/29/17	—
Fortune Brands Home & Security, Inc.	Goldman Sachs	(2,856)	USD	158	12/22/20	(23)
Frank's International NV	Goldman Sachs	(4,575)	USD	76	12/22/20	(15)
Freeport-McMoRan, Inc.	Goldman Sachs	(5,794)	USD	81	12/22/20	(57)
Frontier Communications Corp.	Goldman Sachs	(5,089)	USD	28	12/22/20	(11)
G4S PLC	Morgan Stanley	(6,924)	GBP	13	06/28/17	9
Galaxy Entertainment Group, Ltd.	Morgan Stanley	(6,000)	HKD	157	06/29/17	(4)
Garmin, Ltd.	Goldman Sachs	(2,473)	USD	105	12/22/20	(6)
GATX Corp.	Goldman Sachs	(3,506)	USD	161	12/22/20	(32)
General Electric Co.	Goldman Sachs	(6,799)	USD	209	12/22/20	(17)
Genesee & Wyoming, Inc.	Goldman Sachs	(4,555)	USD	297	12/22/20	(93)
Gentex Corp.	Goldman Sachs	(10,748)	USD	172	12/22/20	(21)
Genworth Financial, Inc.	Goldman Sachs	(15,587)	USD	53	12/22/20	(12)
Global Payments, Inc.	Goldman Sachs	(287)	USD	21	12/22/20	(3)
Golar LNG, Ltd.	Goldman Sachs	(2,537)	USD	42	12/22/20	4
Granite Construction, Inc.	Goldman Sachs	(2,024)	USD	90	12/22/20	(12)
Greif, Inc.	Goldman Sachs	(2,772)	USD	96	12/22/20	(24)
Haitong International Securities Group, Ltd.	Morgan Stanley	(26,000)	HKD	117	06/29/17	—
Halliburton Co.	Goldman Sachs	(7,768)	USD	321	12/22/20	(91)
Halyard Health, Inc.	Goldman Sachs	(1,283)	USD	36	12/22/20	—
Hancock Holding Co.	Goldman Sachs	(2,030)	USD	53	12/22/20	(9)
Hanesbrands, Inc.	Goldman Sachs	(4,718)	USD	137	12/22/20	(2)
Hang Lung Properties, Ltd.	Morgan Stanley	(72,000)	HKD	1,115	06/29/17	(8)
Hargreaves Lansdown PLC	Morgan Stanley	(23,775)	GBP	306	06/28/17	(30)
Harley-Davidson, Inc.	Goldman Sachs	(7,470)	USD	357	12/22/20	(54)
Harman International Industries, Inc.	Goldman Sachs	(1,947)	USD	149	12/22/20	2
Harris Corp.	Goldman Sachs	(2,731)	USD	218	12/22/20	10
Healthscope, Ltd.	Morgan Stanley	(70,805)	AUD	193	06/29/17	(11)
Helmerich & Payne, Inc.	Goldman Sachs	(2,116)	USD	140	12/22/20	(49)
Henderson Land Development Co., Ltd.	Morgan Stanley	(5,000)	HKD	242	06/29/17	(6)
Henry Schein, Inc.	Goldman Sachs	(401)	USD	68	12/22/20	(8)
Hertz Global Holdings, Inc.	Goldman Sachs	(7,125)	USD	66	12/22/20	3
Hexcel Corp.	Goldman Sachs	(8,047)	USD	364	12/22/20	(51)
Honeywell International, Inc.	Goldman Sachs	(824)	USD	94	12/22/20	(14)
Huntington Bancshares, Inc.	Goldman Sachs	(5,967)	USD	60	12/22/20	(5)
Hysan Development Co., Ltd.	Morgan Stanley	(12,000)	HKD	412	06/29/17	(6)
IDEXX Laboratories, Inc.	Goldman Sachs	(4,838)	USD	408	12/22/20	(84)

See accompanying notes which are an integral part of the financial statements.

582 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
IHS, Inc.	Goldman Sachs	(197)	USD	24	12/22/20	(4)
Iliad SA	Morgan Stanley	(225)	EUR	43	06/28/17	8
Illumina, Inc.	Goldman Sachs	(3,285)	USD	443	12/22/20	114
IMI PLC	Morgan Stanley	(804)	GBP	7	06/28/17	—
Incyte Corp.	Goldman Sachs	(3,143)	USD	227	12/22/20	(1)
Ingenico Group SA	Morgan Stanley	(1,448)	EUR	149	06/28/17	(5)
Inmarsat PLC	Morgan Stanley	(4,955)	GBP	46	06/28/17	9
Insurance Australia Group, Ltd.	Morgan Stanley	(77,750)	AUD	449	06/29/17	(31)
International Consolidated Airlines Group SA	Morgan Stanley	(2,802)	GBP	15	06/28/17	1
International Flavors & Fragrances Inc.	Goldman Sachs	(589)	USD	70	12/22/20	(2)
Intersil Corp.	Goldman Sachs	(2,889)	USD	34	12/22/20	(1)
Intertek Group PLC	Morgan Stanley	(1,507)	GBP	49	06/28/17	(18)
Intuitive Surgical, Inc.	Goldman Sachs	(175)	USD	110	12/22/20	(12)
Ionis Pharmaceuticals, Inc.	Goldman Sachs	(3,414)	USD	140	12/22/20	—
IPG Photonics Corp.	Goldman Sachs	(1,283)	USD	111	12/22/20	(7)
ITV PLC	Morgan Stanley	(13,202)	GBP	30	06/28/17	6
J. B. Hunt Transport Services, Inc.	Goldman Sachs	(2,157)	USD	179	12/22/20	(38)
Janus Capital Group, Inc.	Goldman Sachs	(3,740)	USD	55	12/22/20	(2)
Johnson Controls, Inc.	Goldman Sachs	(2,410)	USD	100	12/22/20	(10)
Kansas City Southern	Goldman Sachs	(3,753)	USD	356	12/22/20	(110)
KAR Auction Services, Inc.	Goldman Sachs	(935)	USD	35	12/22/20	(4)
Kate Spade & Co.	Goldman Sachs	(6,175)	USD	159	12/22/20	(53)
KBR, Inc.	Goldman Sachs	(6,610)	USD	103	12/22/20	(10)
Kering	Morgan Stanley	(621)	EUR	93	06/28/17	(3)
Keysight Technologies, Inc.	Goldman Sachs	(880)	USD	23	12/22/20	1
Kirby Corp.	Goldman Sachs	(488)	USD	31	12/22/20	(8)
KLX, Inc.	Goldman Sachs	(3,222)	USD	109	12/22/20	(24)
Knowles Corp.	Goldman Sachs	(14,604)	USD	195	12/22/20	(21)
Kosmos Energy Ltd.	Goldman Sachs	(24,648)	USD	160	12/22/20	(72)
Laboratory Corp. of America Holdings	Goldman Sachs	(2,083)	USD	261	12/22/20	(32)
Las Vegas Sands Corp.	Goldman Sachs	(925)	USD	42	12/22/20	(7)
Legal & General Group PLC	Morgan Stanley	(46,804)	GBP	104	06/28/17	9
LendingClub Corp.	Goldman Sachs	(8,707)	USD	69	12/22/20	2
Lennar Corp.	Goldman Sachs	(3,902)	USD	177	12/22/20	(15)
Leucadia National Corp.	Goldman Sachs	(1,873)	USD	31	12/22/20	(2)
Level 3 Communications, Inc.	Goldman Sachs	(780)	USD	41	12/22/20	(4)
Lexmark International, Inc.	Goldman Sachs	(511)	USD	20	12/22/20	(6)
Liberty Broadband Corp.	Goldman Sachs	(2,822)	USD	162	12/22/20	(20)
Liberty Global PLC	Goldman Sachs	(2,610)	USD	98	12/22/20	(13)
Linear Technology Corp.	Goldman Sachs	(1,551)	USD	69	12/22/20	(8)
Lions Gate Entertainment Corp.	Goldman Sachs	(7,161)	USD	159	12/22/20	24
Live Nation Entertainment, Inc.	Goldman Sachs	(5,124)	USD	110	12/22/20	5
Lloyds Banking Group PLC	Morgan Stanley	(221,459)	GBP	149	06/28/17	1
Lockheed Martin Corp.	Goldman Sachs	(974)	USD	226	12/22/20	(14)
Loews Corp.	Goldman Sachs	(11,753)	USD	466	12/22/20	(54)
L'Oreal	Morgan Stanley	(1,512)	EUR	240	06/28/17	(6)
Louisiana-Pacific Corp.	Goldman Sachs	(15,139)	USD	257	12/22/20	(25)
lululemon athletica, Inc.	Goldman Sachs	(1,328)	USD	87	12/22/20	(12)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley	(398)	EUR	58	06/28/17	2
M&T Bank Corp.	Goldman Sachs	(1,416)	USD	168	12/22/20	(18)
M.D.C. Holdings, Inc.	Goldman Sachs	(2,270)	USD	56	12/22/20	(8)
Macquarie Infrastructure Corp.	Goldman Sachs	(3,744)	USD	264	12/22/20	(30)
Manitowoc Foodservice, Inc.	Goldman Sachs	(1,967)	USD	30	12/22/20	(17)
MarketAxess Holdings Inc.	Goldman Sachs	(2,559)	USD	314	12/22/20	(42)
Marsh & McLennan Companies, Inc.	Goldman Sachs	(1,953)	USD	123	12/22/20	(14)
Martin Marietta Materials, Inc.	Goldman Sachs	(953)	USD	161	12/22/20	(49)
MasterCard, Inc.	Goldman Sachs	(1,538)	USD	149	12/22/20	(17)
Mattel, Inc.	Goldman Sachs	(5,648)	USD	176	12/22/20	(35)
MAXIMUS, Inc.	Goldman Sachs	(2,696)	USD	143	12/22/20	(3)
MDU Resources Group, Inc.	Goldman Sachs	(18,743)	USD	376	12/22/20	(63)
Medibank Private, Ltd.	Morgan Stanley	(77,590)	AUD	244	06/29/17	(51)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 583

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
MEDNAX, Inc.	Goldman Sachs	(3,076)	USD	219	12/22/20	(13)
Medtronic PLC	Goldman Sachs	(805)	USD	64	12/22/20	(4)
Memorial Resource Development Corp.	Goldman Sachs	(10,154)	USD	133	12/22/20	4
Mercury General Corp.	Goldman Sachs	(859)	USD	45	12/22/20	(4)
MGM China Holdings, Ltd.	Morgan Stanley	(139,200)	HKD	1,517	06/29/17	25
MGM Resorts International	Goldman Sachs	(1,514)	USD	32	12/22/20	(3)
Microchip Technology Incorporated	Goldman Sachs	(2,626)	USD	128	12/22/20	(14)
Microsemi Corp.	Goldman Sachs	(993)	USD	34	12/22/20	2
Mohawk Industries, Inc.	Goldman Sachs	(575)	USD	111	12/22/20	(7)
Molson Coors Brewing Co.	Goldman Sachs	(3,056)	USD	292	12/22/20	(29)
Monster Beverage Corp.	Goldman Sachs	(2,449)	USD	353	12/22/20	1
Moody's Corp.	Goldman Sachs	(1,350)	USD	129	12/22/20	(4)
MTR Corp., Ltd.	Morgan Stanley	(34,000)	HKD	1,306	06/29/17	(11)
Murphy Oil Corp.	Goldman Sachs	(419)	USD	15	12/22/20	(7)
Mylan NV	Goldman Sachs	(1,122)	USD	47	12/22/20	10
National Fuel Gas Co.	Goldman Sachs	(4,272)	USD	237	12/22/20	(59)
National Instruments Corp.	Goldman Sachs	(3,375)	USD	93	12/22/20	2
National Oilwell Varco, Inc.	Goldman Sachs	(4,707)	USD	170	12/22/20	(33)
Natixis SA	Morgan Stanley	(19,842)	EUR	96	06/28/17	(15)
Natural Gas Futures	Citigroup		USD	377	05/26/16	(8)
Navient Corp.	Goldman Sachs	(2,073)	USD	28	12/22/20	(4)
Netflix, Inc.	Goldman Sachs	(904)	USD	81	12/22/20	12
NetScout Systems, Inc.	Goldman Sachs	(11,855)	USD	264	12/22/20	8
NetSuite, Inc.	Goldman Sachs	(3,539)	USD	287	12/22/20	(36)
Newell Rubbermaid, Inc.	Goldman Sachs	(5,623)	USD	256	12/22/20	(51)
Newfield Exploration Co.	Goldman Sachs	(3,530)	USD	128	12/22/20	(42)
NewMarket Corp.	Goldman Sachs	(105)	USD	43	12/22/20	(8)
Nielsen Holdings PLC	Goldman Sachs	(8,167)	USD	426	12/22/20	(58)
Noble Energy, Inc.	Goldman Sachs	(3,656)	USD	132	12/22/20	(38)
Nordson Corp.	Goldman Sachs	(1,344)	USD	103	12/22/20	(29)
NorthStar Asset Management Group, Inc.	Goldman Sachs	(14,835)	USD	185	12/22/20	(20)
Norwegian Cruise Line Holdings, Ltd.	Goldman Sachs	(2,058)	USD	101	12/22/20	—
NRG Energy, Inc.	Goldman Sachs	(11,075)	USD	167	12/22/20	(54)
Occidental Petroleum Corp.	Goldman Sachs	(3,243)	USD	249	12/22/20	(69)
OGE Energy Corp.	Goldman Sachs	(3,551)	USD	105	12/22/20	(18)
Old Dominion Freight Line, Inc.	Goldman Sachs	(1,347)	USD	89	12/22/20	(16)
Old Mutual PLC	Morgan Stanley	(86,631)	GBP	161	06/28/17	8
Olin Corp.	Goldman Sachs	(7,233)	USD	158	12/22/20	(58)
Omnicom Group, Inc.	Goldman Sachs	(1,385)	USD	115	12/22/20	(20)
ONEOK, Inc.	Goldman Sachs	(7,789)	USD	282	12/22/20	(124)
Orpea S.A.	Morgan Stanley	(1,384)	EUR	100	06/28/17	(5)
Oshkosh Corp.	Goldman Sachs	(2,065)	USD	101	12/22/20	(32)
Owens-Illinois, Inc.	Goldman Sachs	(10,636)	USD	196	12/22/20	(62)
PacWest Bancorp	Goldman Sachs	(674)	USD	27	12/22/20	(4)
Palladium Futures	Deutsche Bank		USD	50	05/31/16	(12)
Palo Alto Networks, Inc.	Goldman Sachs	(2,000)	USD	302	12/22/20	(4)
Pandora Media, Inc.	Goldman Sachs	(26,186)	USD	260	12/22/20	3
PAREXEL International Corp.	Goldman Sachs	(2,984)	USD	182	12/22/20	10
Patterson Companies, Inc.	Goldman Sachs	(1,900)	USD	82	12/22/20	—
Patterson-UTI Energy, Inc.	Goldman Sachs	(6,593)	USD	130	12/22/20	(52)
Paychex, Inc.	Goldman Sachs	(605)	USD	32	12/22/20	—
PayPal Holdings, Inc.	Goldman Sachs	(3,488)	USD	137	12/22/20	(20)
Penske Automotive Group, Inc.	Goldman Sachs	(2,579)	USD	101	12/22/20	(6)
Pentair PLC	Goldman Sachs	(5,292)	USD	307	12/22/20	(77)
People's United Financial, Inc.	Goldman Sachs	(17,232)	USD	267	12/22/20	(21)
PerkinElmer, Inc.	Goldman Sachs	(1,160)	USD	58	12/22/20	(3)
Pernod Ricard SA	Morgan Stanley	(2,698)	EUR	254	06/28/17	41
Perrigo Co. PLC	Goldman Sachs	(2,450)	USD	237	12/22/20	98
Pfizer, Inc.	Goldman Sachs	(1,252)	USD	41	12/22/20	(3)
Platform Specialty Products Corp.	Goldman Sachs	(9,583)	USD	99	12/22/20	(26)
Platinum Asset Management Ltd.	Morgan Stanley	(11,810)	AUD	72	06/29/17	1

See accompanying notes which are an integral part of the financial statements.

584 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Polaris Industries, Inc.	Goldman Sachs	(1,603)	USD	157	12/22/20	(29)
PolyOne Corp.	Goldman Sachs	(510)	USD	18	12/22/20	(5)
PPL Corp.	Goldman Sachs	(399)	USD	15	12/22/20	(2)
PRADA SpA	Morgan Stanley	(6,900)	HKD	181	06/29/17	(1)
Praxair, Inc.	Goldman Sachs	(1,650)	USD	194	12/22/20	(32)
Premier, Inc.	Goldman Sachs	(6,418)	USD	217	12/22/20	(9)
Primerica, Inc.	Goldman Sachs	(2,160)	USD	107	12/22/20	(13)
Prologis, L.P.	Morgan Stanley	(1,142)	GBP	34	06/28/17	(2)
Prosperity Bancshares, Inc.	Goldman Sachs	(847)	USD	45	12/22/20	(12)
Provident Financial PLC	Morgan Stanley	(2,106)	GBP	61	06/28/17	18
Prudential PLC	Morgan Stanley	(8,876)	GBP	120	06/28/17	2
PulteGroup, Inc.	Goldman Sachs	(5,045)	USD	93	12/22/20	(13)
QBE Insurance Group, Ltd.	Morgan Stanley	(2,387)	AUD	27	06/29/17	5
Qiagen NV	Goldman Sachs	(4,849)	USD	109	12/22/20	(1)
Qorvo, Inc.	Goldman Sachs	(2,011)	USD	91	12/22/20	(14)
Ramsay Health Care Ltd.	Morgan Stanley	(2,879)	AUD	187	06/29/17	(9)
REA Group Ltd.	Morgan Stanley	(291)	AUD	15	06/29/17	(1)
Regal Beloit Corp.	Goldman Sachs	(1,639)	USD	106	12/22/20	(22)
Regeneron Pharmaceuticals, Inc.	Goldman Sachs	(497)	USD	187	12/22/20	35
Remy Cointreau SA	Morgan Stanley	(991)	EUR	72	06/28/17	(11)
Reynolds American, Inc.	Goldman Sachs	(4,429)	USD	220	12/22/20	(14)
Rice Energy, Inc.	Goldman Sachs	(1,604)	USD	28	12/22/20	(8)
Rockwell Collins, Inc.	Goldman Sachs	(1,922)	USD	169	12/22/20	—
Rollins, Inc.	Goldman Sachs	(2,414)	USD	65	12/22/20	(3)
Rolls-Royce Holdings PLC	Morgan Stanley	(25,564)	GBP	171	06/28/17	18
Roper Technologies, Inc.	Goldman Sachs	(1,287)	USD	227	12/22/20	(9)
Rotork PLC	Morgan Stanley	(6,280)	GBP	12	06/28/17	4
Royal Caribbean Cruises, Ltd.	Goldman Sachs	(831)	USD	64	12/22/20	3
RPC, Inc.	Goldman Sachs	(2,767)	USD	42	12/22/20	(7)
RPM International, Inc.	Goldman Sachs	(1,151)	USD	58	12/22/20	(14)
RSA Insurance Group PLC	Morgan Stanley	(20,401)	GBP	94	06/28/17	(17)
Ryder System, Inc.	Goldman Sachs	(2,385)	USD	164	12/22/20	(49)
Sabre Corp.	Goldman Sachs	(1,007)	USD	29	12/22/20	(4)
salesforce.com, Inc.	Goldman Sachs	(1,731)	USD	131	12/22/20	(9)
Samsonite International SA	Morgan Stanley	(8,100)	HKD	203	06/29/17	1
SanDisk Corp.	Goldman Sachs	(3,898)	USD	293	12/22/20	(16)
Sands China, Ltd.	Morgan Stanley	(6,000)	HKD	167	06/29/17	—
Santander Consumer USA Holdings, Inc.	Goldman Sachs	(2,055)	USD	27	12/22/20	(4)
SBA Communications Corp.	Goldman Sachs	(3,562)	USD	367	12/22/20	(44)
Schlumberger, Ltd.	Goldman Sachs	(2,813)	USD	226	12/22/20	(47)
Schneider Electric SE	Morgan Stanley	(1,752)	EUR	100	06/28/17	17
Seagate Technology PLC	Goldman Sachs	(4,264)	USD	93	12/22/20	41
Seattle Genetics, Inc.	Goldman Sachs	(6,205)	USD	220	12/22/20	(10)
SEEK, Ltd.	Morgan Stanley	(77,452)	AUD	1,268	06/29/17	(162)
Sempra Energy	Goldman Sachs	(2,302)	USD	238	12/22/20	(27)
Sensata Technologies Holding NV	Goldman Sachs	(4,291)	USD	162	12/22/20	(12)
Serco Group PLC	Morgan Stanley	(60,145)	GBP	58	06/28/17	11
ServiceMaster Global Holdings, Inc.	Goldman Sachs	(2,655)	USD	102	12/22/20	1
ServiceNow, Inc.	Goldman Sachs	(2,952)	USD	211	12/22/20	8
Signature Bank	Goldman Sachs	(1,072)	USD	148	12/22/20	(2)
Signature Metals, Ltd.	Morgan Stanley	(4,371)	GBP	134	06/28/17	(5)
Signet Jewelers, Ltd.	Goldman Sachs	(716)	USD	78	12/22/20	10
Silgan Holdings, Inc.	Goldman Sachs	(1,741)	USD	88	12/22/20	(1)
Silicon Laboratories, Inc.	Goldman Sachs	(919)	USD	43	12/22/20	(4)
Sirius XM Holdings, Inc.	Goldman Sachs	(54,715)	USD	216	12/22/20	(16)
Six Flags Entertainment Corp.	Goldman Sachs	(631)	USD	38	12/22/20	(8)
SLM Corp.	Goldman Sachs	(7,419)	USD	50	12/22/20	(10)
Sonic Healthcare, Ltd.	Morgan Stanley	(6,016)	AUD	117	06/29/17	(6)
Sotheby's	Goldman Sachs	(1,028)	USD	28	12/22/20	—
South32 Ltd.	Morgan Stanley	(29,199)	AUD	48	06/29/17	(17)
Spectra Energy Corp.	Goldman Sachs	(5,873)	USD	184	12/22/20	(40)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 585

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
Spectris PLC	Morgan Stanley	(1,374)	GBP	25	06/28/17	(4)
Spectrum Brands Holdings, Inc.	Goldman Sachs	(3,846)	USD	437	12/22/20	(78)
Spirax-Sarco Engineering PLC	Morgan Stanley	(535)	GBP	18	06/28/17	—
Spirit Airlines, Inc.	Goldman Sachs	(5,065)	USD	222	12/22/20	(17)
Splunk, Inc.	Goldman Sachs	(3,230)	USD	168	12/22/20	(31)
Sprouts Farmers Market, Inc.	Goldman Sachs	(9,907)	USD	278	12/22/20	(62)
SS&C Technologies Holdings, Inc.	Goldman Sachs	(4,065)	USD	249	12/22/20	(6)
St. James's Place PLC	Morgan Stanley	(26,663)	GBP	231	06/28/17	(3)
Standard Life PLC	Morgan Stanley	(46,553)	GBP	152	06/28/17	66
Stericycle, Inc.	Goldman Sachs	(4,578)	USD	437	12/22/20	93
STERIS PLC	Goldman Sachs	(2,543)	USD	180	12/22/20	(10)
Suez Environnement Co. SA	Morgan Stanley	(918)	EUR	15	06/28/17	2
SunPower Corp.	Goldman Sachs	(6,619)	USD	133	12/22/20	11
SVB Financial Group	Goldman Sachs	(558)	USD	58	12/22/20	(5)
Swiss Market Index Futures	Bank of America		CHF	730	06/17/16	19
Synovus Financial Corp.	Goldman Sachs	(2,494)	USD	78	12/22/20	(6)
Taisho Pharmaceutical Holdings Co., Ltd.	Goldman Sachs	(400)	JPY	3,600	12/22/20	1
Targa Resources Corp.	Goldman Sachs	(3,899)	USD	158	12/22/20	(53)
Tempur Sealy International, Inc.	Goldman Sachs	(1,530)	USD	93	12/22/20	(9)
Tenet Healthcare Corp.	Goldman Sachs	(7,127)	USD	226	12/22/20	(55)
TerraForm Power, Inc.	Goldman Sachs	(2,884)	USD	31	12/22/20	(6)
Tesco PLC	Morgan Stanley	(134,881)	GBP	232	06/28/17	62
Tesla Motors, Inc.	Goldman Sachs	(473)	USD	114	12/22/20	(17)
The Boeing Co.	Goldman Sachs	(243)	USD	33	12/22/20	—
The Charles Schwab Corp.	Goldman Sachs	(11,822)	USD	336	12/22/20	(22)
The Cooper Companies, Inc.	Goldman Sachs	(1,622)	USD	248	12/22/20	(52)
The Hain Celestial Group, Inc.	Goldman Sachs	(2,327)	USD	97	12/22/20	(13)
The Hong Kong and China Gas Co., Ltd.	Morgan Stanley	(223,000)	HKD	3,229	06/29/17	44
The Howard Hughes Corp.	Goldman Sachs	(1,919)	USD	202	12/22/20	(21)
The J. M. Smucker Co.	Goldman Sachs	(881)	USD	112	12/22/20	(6)
The Kroger Co.	Goldman Sachs	(1,504)	USD	53	12/22/20	2
The Middleby Corp.	Goldman Sachs	(2,428)	USD	266	12/22/20	(44)
The Royal Bank of Scotland Group PLC	Morgan Stanley	(13,626)	GBP	31	06/28/17	9
The Southern Co.	Goldman Sachs	(3,505)	USD	176	12/22/20	(8)
The Ultimate Software Group, Inc.	Goldman Sachs	(1,433)	USD	282	12/22/20	(36)
The Walt Disney Co.	Goldman Sachs	(670)	USD	69	12/22/20	(6)
The WhiteWave Foods Co.	Goldman Sachs	(9,015)	USD	362	12/22/20	(40)
Thermo Fisher Scientific, Inc.	Goldman Sachs	(982)	USD	142	12/22/20	(20)
Tiffany & Co.	Goldman Sachs	(928)	USD	66	12/22/20	(7)
Torchmark Corp.	Goldman Sachs	(765)	USD	44	12/22/20	(5)
TransDigm Group, Inc.	Goldman Sachs	(2,486)	USD	566	12/22/20	(17)
TreeHouse Foods, Inc.	Goldman Sachs	(1,679)	USD	148	12/22/20	(28)
TRI Pointe Group, Inc.	Goldman Sachs	(6,893)	USD	80	12/22/20	(11)
Twenty-First Century Fox, Inc.	Goldman Sachs	(2,643)	USD	80	12/22/20	(4)
Twitter, Inc.	Goldman Sachs	(9,910)	USD	145	12/22/20	21
Tyler Technologies, Inc.	Goldman Sachs	(1,073)	USD	157	12/22/20	(20)
UGI Corp.	Goldman Sachs	(695)	USD	28	12/22/20	(5)
Ulta Salon, Cosmetics & Fragrance, Inc.	Goldman Sachs	(369)	USD	77	12/22/20	(9)
Under Armour, Inc.	Goldman Sachs	(4,875)	USD	199	12/22/20	(35)
Under Armour, Inc.	Goldman Sachs	(6,960)	USD	306	12/22/20	(53)
United Rentals, Inc.	Goldman Sachs	(1,813)	USD	121	12/22/20	(23)
Valley National Bancorp	Goldman Sachs	(4,128)	USD	39	12/22/20	(1)
Value Partners Group, Ltd.	Morgan Stanley	(106,000)	HKD	790	06/29/17	14
Veeva Systems, Inc.	Goldman Sachs	(5,708)	USD	157	12/22/20	(19)
Verisk Analytics, Inc.	Goldman Sachs	(7,778)	USD	603	12/22/20	(47)
Vertex Pharmaceuticals, Inc.	Goldman Sachs	(1,467)	USD	124	12/22/20	5
Visa, Inc.	Goldman Sachs	(4,888)	USD	378	12/22/20	(29)
Vista Outdoor, Inc.	Goldman Sachs	(2,767)	USD	133	12/22/20	(10)
Visteon Corp.	Goldman Sachs	(1,125)	USD	90	12/22/20	26
Vulcan Materials Co.	Goldman Sachs	(1,434)	USD	154	12/22/20	(36)
W. R. Grace & Co.	Goldman Sachs	(1,831)	USD	140	12/22/20	(57)

See accompanying notes which are an integral part of the financial statements.

586 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Shares	Amount		Date	$
WABCO Holdings, Inc.	Goldman Sachs	(444)	USD	50	12/22/20	(12)
Wabtec Corp.	Goldman Sachs	(674)	USD	56	12/22/20	(13)
Walgreens Boots Alliance, Inc.	Goldman Sachs	(2,159)	USD	171	12/22/20	3
Waste Connections, Inc.	Goldman Sachs	(1,469)	USD	99	12/22/20	(19)
Weatherford International PLC	Goldman Sachs	(15,421)	USD	125	12/22/20	(33)
Webster Financial Corp.	Goldman Sachs	(1,449)	USD	53	12/22/20	(2)
WEC Energy Group, Inc.	Goldman Sachs	(14,854)	USD	865	12/22/20	(62)
Westpac Banking Corp.	Morgan Stanley	(8,047)	AUD	250	06/29/17	11
WestRock Co.	Goldman Sachs	(5,683)	USD	238	12/22/20	(30)
WEX, Inc.	Goldman Sachs	(460)	USD	43	12/22/20	(11)
WGL Holdings, Inc.	Goldman Sachs	(1,204)	USD	82	12/22/20	1
Wheat Futures	Citigroup		USD	162	06/24/16	(9)
Wheat Futures	Citigroup		USD	117	06/27/16	(3)
Wheat Futures	Deutsche Bank		USD	47	06/27/16	(1)
Whole Foods Market, Inc.	Goldman Sachs	(2,081)	USD	60	12/22/20	3
Williams-Sonoma, Inc.	Goldman Sachs	(668)	USD	39	12/22/20	(6)
Willis Towers Watson PLC	Goldman Sachs	(308)	USD	38	12/22/20	(5)
WisdomTree Investments, Inc.	Goldman Sachs	(30,408)	USD	331	12/22/20	12
Woolworths, Ltd.	Morgan Stanley	(3,573)	AUD	79	06/29/17	15
Workday, Inc.	Goldman Sachs	(2,889)	USD	217	12/22/20	(39)
Wynn Macau, Ltd.	Morgan Stanley	(103,200)	HKD	1,145	06/29/17	(58)
Wynn Resorts, Ltd.	Goldman Sachs	(1,209)	USD	107	12/22/20	(39)
Yahoo!, Inc.	Goldman Sachs	(4,409)	USD	161	12/22/20	(25)
Zayo Group Holdings, Inc.	Goldman Sachs	(9,735)	USD	253	12/22/20	(37)
Zebra Technologies Corp.	Goldman Sachs	(2,850)	USD	178	12/22/20	(17)
Zions BanCorp.	Goldman Sachs	(7,007)	USD	193	12/22/20	(39)
Zodiac Aerospace	Morgan Stanley	(17,177)	EUR	352	06/28/17	139
Zoetis, Inc.	Goldman Sachs	(2,361)	USD	111	12/22/20	(12)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						933

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of April 30, 2016 ranged from (5.24)% to 2.20%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Credit Suisse	USD	500	Three Month LIBOR	2.150%	04/30/22	(28)
Credit Suisse	GBP	1,000	Six Month LIBOR	2.400%	06/17/25	(35)
Credit Suisse	USD	1,200	Three Month LIBOR	2.750%	06/17/25	(127)
Credit Suisse	EUR	1,500	1.600%	Six Month EURIBOR	06/17/25	46
Credit Suisse	JPY	342,000	Six Month LIBOR	1.500%	06/19/28	(508)
Credit Suisse	GBP	400	Six Month LIBOR	3.750%	09/18/43	(118)
Credit Suisse	CAD	100	Canadian Dealer Offer Rate	3.500%	06/20/44	(24)
Morgan Stanley	GBP	400	Six Month LIBOR	3.758%	09/18/43	(118)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $(76) (å)						(912)

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
21st Centry Fox America, Inc.	JPMorgan Chase	0.374%	USD	2,000	1.000%	09/20/20	56

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 587

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
21st Centry Fox America, Inc.	JPMorgan Chase	0.374%	USD	2,000	(1.000%)	09/20/20	(56)
21st Centry Fox America, Inc.	JPMorgan Chase	0.394%	USD	2,000	1.000%	12/20/20	57
21st Centry Fox America, Inc.	JPMorgan Chase	0.394%	USD	2,000	(1.000%)	12/20/20	(57)
21st Centry Fox America, Inc.	JPMorgan Chase	0.429%	USD	2,000	(1.000%)	06/20/21	(59)
Aes Corp.	JPMorgan Chase	2.766%	USD	500	(5.000%)	06/20/21	(55)
Aetna, Inc.	JPMorgan Chase	0.331%	USD	1,500	(1.000%)	06/20/21	(52)
Airbus Group	JPMorgan Chase	0.591%	EUR	1,500	(1.000%)	06/20/21	(38)
Aktiebolaget Electrolux	JPMorgan Chase	0.496%	EUR	2,000	1.000%	06/20/20	51
Aktiebolaget Electrolux	JPMorgan Chase	0.536%	EUR	1,000	1.000%	09/20/20	25
Aktiebolaget Electrolux	JPMorgan Chase	0.633%	EUR	1,500	(1.000%)	06/20/21	(34)
Akzo Nobel N.V.	JPMorgan Chase	0.505%	EUR	1,750	1.000%	12/20/20	48
Altria Group, Inc.	JPMorgan Chase	0.262%	USD	2,000	1.000%	09/20/20	66
Altria Group, Inc.	JPMorgan Chase	0.262%	USD	2,000	(1.000%)	09/20/20	(66)
Altria Group, Inc.	JPMorgan Chase	0.280%	USD	500	1.000%	12/20/20	17
Altria Group, Inc.	JPMorgan Chase	0.280%	USD	500	(1.000%)	12/20/20	(17)
Altria Group, Inc.	JPMorgan Chase	0.310%	USD	1,500	1.000%	06/20/21	54
American Axle & Manufacturing, Inc.	JPMorgan Chase	3.108%	USD	1,000	(5.000%)	12/20/20	(87)
American Axle & Manufacturing, Inc.	JPMorgan Chase	3.108%	USD	1,000	5.000%	12/20/20	87
American Axle & Manufacturing, Inc.	JPMorgan Chase	3.536%	USD	1,000	5.000%	06/20/21	73
American Electric Power Co., Inc.	JPMorgan Chase	0.177%	USD	1,000	(1.000%)	12/20/20	(39)
American Electric Power Co., Inc.	JPMorgan Chase	0.177%	USD	1,000	(1.000%)	12/20/20	(39)
American Electric Power Co., Inc.	JPMorgan Chase	0.177%	USD	2,000	1.000%	12/20/20	78
American Electric Power Co., Inc.	JPMorgan Chase	0.194%	USD	2,000	(1.000%)	06/20/21	(84)
Amgen, Inc.	JPMorgan Chase	0.588%	USD	1,500	1.000%	06/20/21	33
Anheuser-Busch InBev	JPMorgan Chase	0.587%	EUR	1,000	(1.000%)	09/20/20	(22)
Anheuser-Busch InBev	JPMorgan Chase	0.587%	EUR	1,000	1.000%	09/20/20	22
Anheuser-Busch InBev	JPMorgan Chase	0.616%	EUR	500	1.000%	12/20/20	11
Anheuser-Busch InBev	JPMorgan Chase	0.616%	EUR	500	(1.000%)	12/20/20	(11)
Anheuser-Busch InBev	JPMorgan Chase	0.667%	EUR	1,500	1.000%	06/20/21	31
Apache Corp.	JPMorgan Chase	1.440%	USD	1,000	1.000%	12/20/20	(18)
Apache Corp.	JPMorgan Chase	1.440%	USD	1,000	(1.000%)	12/20/20	18
Arrow Electonics, Inc.	JPMorgan Chase	0.729%	USD	2,000	1.000%	09/20/20	25
Arrow Electonics, Inc.	JPMorgan Chase	0.729%	USD	2,000	(1.000%)	09/20/20	(25)
Arrow Electonics, Inc.	JPMorgan Chase	0.925%	USD	2,000	(1.000%)	06/20/21	(10)
Astrazeneca PLC	JPMorgan Chase	0.365%	EUR	1,000	(1.000%)	06/20/21	(39)
AT&T, Inc.	JPMorgan Chase	0.728%	USD	1,000	(1.000%)	03/20/20	(11)
AT&T, Inc.	JPMorgan Chase	0.728%	USD	1,000	1.000%	03/20/20	11
AT&T, Inc.	JPMorgan Chase	0.894%	USD	1,000	1.000%	12/20/20	6
AT&T, Inc.	JPMorgan Chase	0.894%	USD	1,000	(1.000%)	12/20/20	(6)
AT&T, Inc.	JPMorgan Chase	0.994%	USD	1,000	1.000%	06/20/21	1
AT&T, Inc.	JPMorgan Chase	0.994%	USD	1,000	1.000%	06/20/21	1
Atlantia SpA	JPMorgan Chase	0.681%	EUR	1,500	1.000%	06/20/21	30
AutoZone, Inc.	JPMorgan Chase	0.332%	USD	1,000	(1.000%)	12/20/20	(32)
AutoZone, Inc.	JPMorgan Chase	0.332%	USD	1,000	(1.000%)	12/20/20	(32)
AutoZone, Inc.	JPMorgan Chase	0.332%	USD	2,000	(1.000%)	12/20/20	(63)
AutoZone, Inc.	JPMorgan Chase	0.332%	USD	2,000	1.000%	12/20/20	63
AutoZone, Inc.	JPMorgan Chase	0.332%	USD	2,000	1.000%	12/20/20	63
AutoZone, Inc.	JPMorgan Chase	0.378%	USD	1,500	1.000%	06/20/21	48
Avis	JPMorgan Chase	5.300%	USD	250	(5.000%)	06/20/21	2
Avnet, Inc.	JPMorgan Chase	0.638%	USD	1,500	(1.000%)	06/20/20	(24)
Avnet, Inc.	JPMorgan Chase	0.638%	USD	1,500	1.000%	06/20/20	24
Avnet, Inc.	JPMorgan Chase	0.719%	USD	1,500	1.000%	09/20/20	20
Avnet, Inc.	JPMorgan Chase	0.719%	USD	500	(1.000%)	09/20/20	(7)
Avnet, Inc.	JPMorgan Chase	0.719%	USD	1,000	(1.000%)	09/20/20	(13)
Avnet, Inc.	JPMorgan Chase	0.915%	USD	3,000	(1.000%)	06/20/21	(16)

See accompanying notes which are an integral part of the financial statements.

588 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
BAE Systems	JPMorgan Chase	0.768%	EUR	1,000	1.000%	06/20/21	15
Barrick Gold Corp.	JPMorgan Chase	1.325%	USD	1,500	(1.000%)	06/20/21	22
BASF SE	JPMorgan Chase	0.394%	EUR	1,500	1.000%	06/20/21	56
Baxter	JPMorgan Chase	0.328%	USD	2,000	1.000%	06/20/21	70
Bayerische Motoren Werke AG	JPMorgan Chase	0.608%	EUR	1,000	1.000%	12/20/20	22
Bayerische Motoren Werke AG	JPMorgan Chase	0.608%	EUR	1,500	(1.000%)	12/20/20	(33)
Bayerische Motoren Werke AG	JPMorgan Chase	0.608%	EUR	1,000	(1.000%)	12/20/20	(22)
Beazer Homes	JPMorgan Chase	7.469%	USD	500	5.000%	12/20/20	(45)
Beazer Homes	JPMorgan Chase	7.469%	USD	500	(5.000%)	12/20/20	45
Berkshire Hathaway, Inc.	JPMorgan Chase	0.928%	USD	2,000	1.000%	06/20/21	9
Best Buy Co., Inc.	JPMorgan Chase	1.819%	USD	500	(5.000%)	12/20/20	(73)
Best Buy Co., Inc.	JPMorgan Chase	1.819%	USD	1,000	(5.000%)	12/20/20	(146)
BHP Billiton, Ltd.	JPMorgan Chase	1.482%	USD	1,500	(1.000%)	06/20/21	33
Block Financial, LLC	JPMorgan Chase	1.948%	USD	1,500	1.000%	06/20/21	(67)
Boston Scientific Corp.	JPMorgan Chase	0.416%	USD	2,000	1.000%	12/20/20	55
Bouygues	JPMorgan Chase	0.478%	EUR	500	1.000%	09/20/20	14
Bouygues	JPMorgan Chase	0.478%	EUR	500	(1.000%)	09/20/20	(14)
Bouygues	JPMorgan Chase	0.562%	EUR	1,500	(1.000%)	06/20/21	(41)
BP PLC	JPMorgan Chase	0.823%	EUR	1,000	1.000%	12/20/20	11
BP PLC	JPMorgan Chase	0.823%	EUR	2,500	(1.000%)	12/20/20	(27)
Bristol-Myers Squibb Co.	JPMorgan Chase	0.105%	USD	2,000	(1.000%)	12/20/20	(84)
British American Tobacco PLC	JPMorgan Chase	0.482%	EUR	1,500	1.000%	12/20/20	43
British Telecommunications PLC	JPMorgan Chase	0.860%	EUR	1,500	1.000%	06/20/21	14
CalAtlantic, Inc.	JPMorgan Chase	2.340%	USD	500	(5.000%)	06/20/21	(66)
Campbell Soup Co.	JPMorgan Chase	0.368%	USD	2,000	1.000%	06/20/21	66
Canadian Resources, Ltd.	JPMorgan Chase	1.890%	USD	500	1.000%	09/20/20	(18)
Canadian Resources, Ltd.	JPMorgan Chase	1.890%	USD	1,000	1.000%	09/20/20	(36)
Canadian Resources, Ltd.	JPMorgan Chase	1.984%	USD	1,500	(1.000%)	09/20/20	57
Canadian Resources, Ltd.	JPMorgan Chase	2.330%	USD	1,500	1.000%	06/20/21	(85)
Cardinal Health, Inc.	JPMorgan Chase	0.220%	USD	2,000	(1.000%)	12/20/20	(73)
Carnival Corp.	JPMorgan Chase	0.424%	USD	2,000	1.000%	03/20/20	46
Carnival Corp.	JPMorgan Chase	0.424%	USD	2,000	(1.000%)	03/20/20	(46)
Carnival Corp.	JPMorgan Chase	0.633%	USD	2,000	1.000%	06/20/21	39
Carrefour	JPMorgan Chase	0.631%	EUR	1,000	1.000%	12/20/20	21
Carrefour	JPMorgan Chase	0.631%	EUR	1,000	1.000%	12/20/20	23
Carrefour	JPMorgan Chase	0.631%	EUR	2,000	(1.000%)	12/20/20	(42)
Carrefour	JPMorgan Chase	0.698%	EUR	1,000	(1.000%)	06/20/21	(20)
Catepillar, Inc.	JPMorgan Chase	0.628%	USD	1,000	1.000%	09/20/20	17
Catepillar, Inc.	JPMorgan Chase	0.628%	USD	1,000	(1.000%)	09/20/20	(17)
CBS Corp.	JPMorgan Chase	0.615%	USD	2,000	1.000%	12/20/20	37
CBS Corp.	JPMorgan Chase	0.615%	USD	2,000	(1.000%)	12/20/20	(37)
CBS Corp.	JPMorgan Chase	0.703%	USD	1,500	(1.000%)	06/20/21	(24)
CBS Corp.	JPMorgan Chase	0.703%	USD	1,500	1.000%	06/20/21	24
CenturyLink, Inc.	JPMorgan Chase	3.229%	USD	500	(1.000%)	12/20/20	47
CenturyLink, Inc.	JPMorgan Chase	3.229%	USD	500	1.000%	12/20/20	(47)
CenturyLink, Inc.	JPMorgan Chase	3.663%	USD	500	1.000%	06/20/21	(61)
CenturyLink, Inc.	JPMorgan Chase	3.663%	USD	500	1.000%	06/20/21	(61)
CNH Industrial N.V.	JPMorgan Chase	2.614%	EUR	500	(5.000%)	06/20/20	(57)
CNH Industrial N.V.	JPMorgan Chase	2.911%	EUR	750	5.000%	06/20/21	90
CNH Industrial N.V.	JPMorgan Chase	2.911%	EUR	750	(5.000%)	06/20/21	(90)
CNH Industrial N.V.	JPMorgan Chase	2.614%	EUR	500	5.000%	06/20/20	57
Comcast Corp.	JPMorgan Chase	0.439%	USD	3,000	(1.000%)	12/20/20	(80)
Comcast Corp.	JPMorgan Chase	0.439%	USD	3,000	1.000%	12/20/20	80
Comcast Corp.	JPMorgan Chase	0.492%	USD	1,500	1.000%	06/20/21	40
Community Health Systems, Inc.	JPMorgan Chase	6.411%	USD	250	5.000%	12/20/20	(13)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 589

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Community Health Systems, Inc.	JPMorgan Chase	6.411%	USD	500	(1.000%)	12/20/20	27
Compagnie Financière du groupe Michelin
Senard et Cie	JPMorgan Chase	0.482%	EUR	2,000	1.000%	12/20/20	58
ConAgra Foods, Inc.	JPMorgan Chase	0.493%	USD	2,000	1.000%	12/20/20	48
ConAgra Foods, Inc.	JPMorgan Chase	0.493%	USD	2,000	(1.000%)	12/20/20	(48)
ConAgra Foods, Inc.	JPMorgan Chase	0.555%	USD	1,500	1.000%	06/20/21	35
ConocoPhillips	JPMorgan Chase	1.244%	USD	2,000	(1.000%)	09/20/20	18
ConocoPhillips	JPMorgan Chase	1.244%	USD	2,000	1.000%	09/20/20	(18)
ConocoPhillips	JPMorgan Chase	1.322%	USD	1,000	1.000%	12/20/20	(13)
ConocoPhillips	JPMorgan Chase	1.322%	USD	1,000	(1.000%)	12/20/20	13
ConocoPhillips	JPMorgan Chase	1.460%	USD	2,000	(1.000%)	06/20/21	42
Continental AG	JPMorgan Chase	0.632%	EUR	1,250	1.000%	06/20/21	29
CSX Corp.	JPMorgan Chase	0.441%	USD	1,750	(1.000%)	06/20/21	(51)
Daimler AG	JPMorgan Chase	0.694%	EUR	1,500	(1.000%)	06/20/21	(29)
Danone	JPMorgan Chase	0.396%	EUR	1,000	(1.000%)	09/20/20	(32)
Danone	JPMorgan Chase	0.396%	EUR	1,000	1.000%	09/20/20	32
Danone	JPMorgan Chase	0.423%	EUR	1,000	1.000%	12/20/20	32
Darden Restaurants, Inc.	JPMorgan Chase	0.870%	USD	1,500	1.000%	06/20/21	11
Deere & Co.	JPMorgan Chase	0.688%	USD	2,000	1.000%	12/20/20	30
Deutsche Lufthansa AG	JPMorgan Chase	0.795%	EUR	2,000	(1.000%)	06/20/20	(22)
Deutsche Lufthansa AG	JPMorgan Chase	0.795%	EUR	1,000	1.000%	06/20/20	11
Deutsche Lufthansa AG	JPMorgan Chase	0.795%	EUR	1,000	1.000%	06/20/20	11
Deutsche Lufthansa AG	JPMorgan Chase	0.860%	EUR	500	1.000%	09/20/20	4
Deutsche Lufthansa AG	JPMorgan Chase	0.860%	EUR	500	(1.000%)	09/20/20	(4)
Deutsche Lufthansa AG	JPMorgan Chase	0.918%	EUR	1,750	(1.000%)	12/20/20	(10)
Deutsche Lufthansa AG	JPMorgan Chase	0.918%	EUR	750	1.000%	12/20/20	4
Deutsche Telekom AG	JPMorgan Chase	0.439%	EUR	1,000	(1.000%)	12/20/20	(31)
Deutsche Telekom AG	JPMorgan Chase	0.483%	EUR	1,000	(1.000%)	06/20/21	(32)
Devon	JPMorgan Chase	2.816%	USD	2,000	1.000%	12/20/20	(152)
Devon	JPMorgan Chase	2.816%	USD	2,000	(1.000%)	12/20/20	152
Diageo PLC	JPMorgan Chase	0.449%	EUR	1,500	1.000%	06/20/21	51
DISH DBS Corp.	JPMorgan Chase	2.493%	USD	1,000	(5.000%)	03/20/20	(97)
DISH DBS Corp.	JPMorgan Chase	2.493%	USD	1,000	5.000%	03/20/20	97
DISH DBS Corp.	JPMorgan Chase	3.263%	USD	1,000	5.000%	06/20/21	86
Dominion Resources Inc.	JPMorgan Chase	0.302%	USD	1,500	1.000%	12/20/20	49
Domtar Corp.	JPMorgan Chase	1.454%	USD	1,500	1.000%	12/20/20	(29)
E. ON AG	JPMorgan Chase	0.754%	EUR	1,000	1.000%	06/20/20	13
E. ON AG	JPMorgan Chase	0.754%	EUR	1,000	(1.000%)	06/20/20	(13)
E. ON AG	JPMorgan Chase	0.813%	EUR	500	1.000%	09/20/20	5
E. ON AG	JPMorgan Chase	0.813%	EUR	500	(1.000%)	09/20/20	(5)
E. ON AG	JPMorgan Chase	0.957%	EUR	1,500	(1.000%)	06/20/21	(6)
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.343%	USD	1,000	(1.000%)	12/20/20	(31)
E.I. DuPont de Nemours & Co.	JPMorgan Chase	0.343%	USD	1,000	1.000%	12/20/20	31
Eastman Chemical Co.	JPMorgan Chase	0.764%	USD	2,000	(1.000%)	12/20/20	(24)
Eastman Chemical Co.	JPMorgan Chase	0.764%	USD	2,000	1.000%	12/20/20	24
Electrolux AB	JPMorgan Chase	0.496%	EUR	1,000	(1.000%)	06/20/20	(25)
Electrolux AB	JPMorgan Chase	0.496%	EUR	500	1.000%	06/20/20	13
Electrolux AB	JPMorgan Chase	0.496%	EUR	1,500	(1.000%)	06/20/20	(38)
Electrolux AB	JPMorgan Chase	0.536%	EUR	1,000	(1.000%)	09/20/20	(25)
Enbridge, Inc.	JPMorgan Chase	2.709%	USD	1,500	1.000%	06/20/20	(96)
Enbridge, Inc.	JPMorgan Chase	2.709%	USD	1,500	(1.000%)	06/20/20	96
Enbridge, Inc.	JPMorgan Chase	2.979%	USD	1,000	1.000%	06/20/21	(89)
Enel SPA	JPMorgan Chase	0.851%	EUR	1,500	1.000%	06/20/21	15
ERP Operating LP	JPMorgan Chase	0.421%	USD	1,750	(1.000%)	06/20/21	(53)
Exelon Corp.	JPMorgan Chase	0.260%	USD	1,000	(1.000%)	06/20/20	(31)

See accompanying notes which are an integral part of the financial statements.

590 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Exelon Corp.	JPMorgan Chase	0.260%	USD	1,000	1.000%	06/20/20	31
Exelon Corp.	JPMorgan Chase	0.278%	USD	1,000	1.000%	09/20/20	32
Exelon Corp.	JPMorgan Chase	0.278%	USD	1,000	(1.000%)	09/20/20	(32)
Exelon Corp.	JPMorgan Chase	0.294%	USD	1,000	1.000%	12/20/20	33
Exelon Corp.	JPMorgan Chase	0.294%	USD	1,000	(1.000%)	12/20/20	(33)
Exelon Corp.	JPMorgan Chase	0.321%	USD	1,000	(1.000%)	06/20/21	(35)
Expedia, Inc.	JPMorgan Chase	1.046%	USD	1,500	1.000%	12/20/20	(1)
Expedia, Inc.	JPMorgan Chase	1.046%	USD	1,500	(1.000%)	12/20/20	1
Experian Finance PLC	JPMorgan Chase	0.349%	EUR	1,500	1.000%	06/20/21	60
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	1,000	1.000%	06/20/20	11
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	1,000	1.000%	06/20/20	11
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	1,000	1.000%	06/20/20	11
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	1,000	(1.000%)	06/20/20	(11)
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	500	(1.000%)	06/20/20	(6)
FirstEnergy Corp.	JPMorgan Chase	0.753%	USD	1,500	(1.000%)	06/20/20	(17)
FirstEnergy Corp.	JPMorgan Chase	0.945%	USD	1,000	(1.000%)	06/20/21	(4)
Frontier Communications Corp.	JPMorgan Chase	5.822%	USD	500	5.000%	06/20/21	(15)
Gap, Inc.	JPMorgan Chase	2.653%	USD	1,500	(1.000%)	12/20/20	105
Gas Natural SDG SA	JPMorgan Chase	0.672%	EUR	1,500	1.000%	06/20/20	25
Gas Natural SDG SA	JPMorgan Chase	0.672%	EUR	1,500	(1.000%)	06/20/20	(25)
Gas Natural SDG SA	JPMorgan Chase	0.860%	EUR	1,500	1.000%	06/20/21	14
General Mills, Inc.	JPMorgan Chase	0.285%	USD	2,000	(1.000%)	12/20/20	(67)
General Mills, Inc.	JPMorgan Chase	0.285%	USD	2,000	1.000%	12/20/20	67
General Mills, Inc.	JPMorgan Chase	0.317%	USD	1,500	1.000%	06/20/21	53
General Motors Corp.	JPMorgan Chase	1.705%	USD	2,000	(5.000%)	12/20/20	(300)
General Motors Corp.	JPMorgan Chase	1.705%	USD	2,000	5.000%	12/20/20	300
General Motors Corp.	JPMorgan Chase	1.846%	USD	500	(5.000%)	06/20/21	(78)
General Motors Corp.	JPMorgan Chase	1.846%	USD	2,000	5.000%	06/20/21	313
Glencore AG	JPMorgan Chase	3.821%	EUR	500	(5.000%)	06/20/21	(34)
Goodyear Tire & Rubber Co.	JPMorgan Chase	1.784%	USD	1,000	5.000%	06/20/21	161
Goodyear Tire & Rubber Co.	JPMorgan Chase	1.784%	USD	1,000	(5.000%)	06/20/21	(161)
Halliburton	JPMorgan Chase	0.876%	USD	2,000	(1.000%)	09/20/20	(13)
Halliburton	JPMorgan Chase	0.876%	USD	1,000	(1.000%)	09/20/20	(6)
Halliburton	JPMorgan Chase	0.876%	USD	1,000	1.000%	09/20/20	6
Halliburton	JPMorgan Chase	0.876%	USD	2,000	1.000%	09/20/20	13
HCA Healthcare	JPMorgan Chase	1.779%	USD	750	5.000%	12/20/20	111
HCA Healthcare	JPMorgan Chase	1.779%	USD	1,250	(5.000%)	12/20/20	(184)
HeidelbergCement AG	JPMorgan Chase	1.066%	EUR	1,000	5.000%	12/20/20	213
Heineken NV	JPMorgan Chase	0.429%	EUR	1,500	1.000%	06/20/21	53
Hertz Corp.	JPMorgan Chase	5.494%	USD	250	(5.000%)	06/20/21	4
Home Depot	JPMorgan Chase	0.271%	USD	2,000	(1.000%)	12/20/20	(69)
Home Depot	JPMorgan Chase	0.271%	USD	3,000	1.000%	12/20/20	103
Home Depot	JPMorgan Chase	0.271%	USD	1,000	(1.000%)	12/20/20	(34)
Honeywell International, Inc.	JPMorgan Chase	0.223%	USD	1,000	(1.000%)	12/20/20	(37)
Honeywell International, Inc.	JPMorgan Chase	0.223%	USD	2,000	1.000%	12/20/20	73
Honeywell International, Inc.	JPMorgan Chase	0.223%	USD	1,000	(1.000%)	12/20/20	(37)
Host Hotels & Resorts LP	JPMorgan Chase	1.145%	USD	1,750	(1.000%)	06/20/21	11
Iberdrola SA	JPMorgan Chase	0.662%	EUR	500	1.000%	12/20/20	10
Iberdrola SA	JPMorgan Chase	0.662%	EUR	1,000	1.000%	12/20/20	19
IBM Corp.	JPMorgan Chase	0.576%	USD	2,000	1.000%	12/20/20	41
Imperial Tobacco Group PLC	JPMorgan Chase	0.901%	EUR	2,000	1.000%	12/20/20	13
Imperial Tobacco Group PLC	JPMorgan Chase	0.901%	EUR	2,000	(1.000%)	12/20/20	(13)
Ingersoll-Rand Co.	JPMorgan Chase	0.330%	USD	3,000	1.000%	12/20/20	95
Ingersoll-Rand Co.	JPMorgan Chase	0.330%	USD	1,000	(1.000%)	12/20/20	(32)
Ingersoll-Rand Co.	JPMorgan Chase	0.330%	USD	2,000	1.000%	12/20/20	63

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 591

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Ingersoll-Rand Co.	JPMorgan Chase	0.330%	USD	2,000	(1.000%)	12/20/20	(63)
International Paper Co.	JPMorgan Chase	0.672%	USD	1,000	1.000%	12/20/20	16
International Paper Co.	JPMorgan Chase	0.672%	USD	2,000	1.000%	12/20/20	32
International Paper Co.	JPMorgan Chase	0.672%	USD	3,000	(1.000%)	12/20/20	(48)
ITV PLC	JPMorgan Chase	1.266%	EUR	1,500	5.000%	06/20/21	332
JCPenny Co.	JPMorgan Chase	5.426%	USD	1,000	(5.000%)	06/20/20	10
JCPenny Co.	JPMorgan Chase	5.426%	USD	1,000	5.000%	06/20/20	(10)
Johnson Controls, Inc.	JPMorgan Chase	0.217%	USD	1,500	1.000%	12/20/20	55
Johnson Controls, Inc.	JPMorgan Chase	0.217%	USD	1,500	(1.000%)	12/20/20	(55)
KB Home	JPMorgan Chase	2.954%	USD	500	(5.000%)	06/20/20	(42)
KB Home	JPMorgan Chase	2.954%	USD	500	5.000%	06/20/20	42
KB Home	JPMorgan Chase	3.809%	USD	1,000	5.000%	06/20/21	60
Kering SA	JPMorgan Chase	0.607%	EUR	1,500	1.000%	09/20/20	32
Kering SA	JPMorgan Chase	0.607%	EUR	2,000	(1.000%)	09/20/20	(42)
Kering SA	JPMorgan Chase	0.607%	EUR	500	1.000%	09/20/20	11
Kering SA	JPMorgan Chase	0.638%	EUR	2,000	1.000%	12/20/20	41
Kering SA	JPMorgan Chase	0.638%	EUR	2,000	(1.000%)	12/20/20	(41)
Kinder Morgan Energy Partners LP	JPMorgan Chase	2.943%	USD	2,000	1.000%	06/20/21	(177)
Kinder Morgan Energy Partners LP	JPMorgan Chase	2.943%	USD	2,000	(1.000%)	06/20/21	177
Kohl's Corp.	JPMorgan Chase	1.862%	USD	2,000	1.000%	12/20/20	(74)
Kohl's Corp.	JPMorgan Chase	1.862%	USD	1,000	(1.000%)	12/20/20	37
Kohl's Corp.	JPMorgan Chase	1.862%	USD	2,000	(1.000%)	12/20/20	74
Kohl's Corp.	JPMorgan Chase	1.862%	USD	1,000	1.000%	12/20/20	(37)
Koninklijke NV	JPMorgan Chase	0.359%	EUR	1,500	1.000%	06/20/21	59
Koninklijke NV	JPMorgan Chase	0.640%	EUR	2,000	1.000%	09/20/20	39
Koninklijke NV	JPMorgan Chase	0.640%	EUR	500	1.000%	09/20/20	10
Koninklijke NV	JPMorgan Chase	0.640%	EUR	1,000	(1.000%)	09/20/20	(19)
Koninklijke NV	JPMorgan Chase	0.640%	EUR	1,500	(1.000%)	09/20/20	(29)
Koninklijke NV	JPMorgan Chase	0.747%	EUR	1,500	(1.000%)	06/20/21	(24)
Kroger Co.	JPMorgan Chase	0.472%	USD	1,500	(1.000%)	06/20/20	(34)
Kroger Co.	JPMorgan Chase	0.472%	USD	1,000	(1.000%)	06/20/20	(23)
Kroger Co.	JPMorgan Chase	0.472%	USD	2,500	1.000%	06/20/20	56
Kroger Co.	JPMorgan Chase	0.572%	USD	2,000	(1.000%)	12/20/20	(41)
Kroger Co.	JPMorgan Chase	0.572%	USD	3,000	1.000%	12/20/20	62
Kroger Co.	JPMorgan Chase	0.572%	USD	1,000	(1.000%)	12/20/20	(21)
L Brands, Inc.	JPMorgan Chase	1.812%	USD	500	(1.000%)	06/20/21	19
Lennar Corp.	JPMorgan Chase	1.704%	USD	1,500	5.000%	06/20/20	204
Lennar Corp.	JPMorgan Chase	1.704%	USD	500	(5.000%)	06/20/20	(68)
Lennar Corp.	JPMorgan Chase	1.704%	USD	1,000	(5.000%)	06/20/20	(136)
Lennar Corp.	JPMorgan Chase	2.291%	USD	1,500	5.000%	06/20/21	202
Level 3 Communications, Inc.	JPMorgan Chase	1.441%	USD	1,000	(5.000%)	12/20/20	(163)
Lockheed Martin Corp.	JPMorgan Chase	0.248%	USD	2,000	1.000%	12/20/20	71
Lockheed Martin Corp.	JPMorgan Chase	0.248%	USD	2,000	(1.000%)	12/20/20	(71)
Louisiana-Pacific Corp.	JPMorgan Chase	1.084%	USD	1,500	5.000%	12/20/20	271
Louisiana-Pacific Corp.	JPMorgan Chase	1.084%	USD	1,500	(5.000%)	12/20/20	(271)
Lowe's Companies, Inc.	JPMorgan Chase	0.237%	USD	2,000	(1.000%)	12/20/20	(72)
LVMH Moët Hennessy - Louis Vuitton	JPMorgan Chase	0.389%	EUR	1,500	(1.000%)	06/20/21	(56)
Macy's	JPMorgan Chase	1.792%	USD	3,000	(1.000%)	12/20/20	101
Macy's	JPMorgan Chase	1.792%	USD	3,000	1.000%	12/20/20	(101)
Macy's	JPMorgan Chase	2.035%	USD	1,500	1.000%	06/20/21	(73)
Marks and Spencer PLC	JPMorgan Chase	1.342%	EUR	1,000	1.000%	06/20/21	(18)
Marsh & Mclennan Co, Inc.	JPMorgan Chase	0.313%	USD	3,000	(1.000%)	12/20/20	(97)
Marsh & Mclennan Co, Inc.	JPMorgan Chase	0.313%	USD	3,000	1.000%	12/20/20	97
Marsh & Mclennan Co, Inc.	JPMorgan Chase	0.336%	USD	1,500	1.000%	06/20/21	52
McDonald's Corp.	JPMorgan Chase	0.337%	USD	2,000	(1.000%)	12/20/20	(63)

See accompanying notes which are an integral part of the financial statements.

592 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
McDonald's Corp.	JPMorgan Chase	0.337%	USD	1,000	1.000%	12/20/20	31
McDonald's Corp.	JPMorgan Chase	0.337%	USD	1,000	1.000%	12/20/20	31
McDonald's Corp.	JPMorgan Chase	0.370%	USD	1,750	1.000%	06/20/21	57
McKesson Corp.	JPMorgan Chase	0.284%	USD	2,000	1.000%	12/20/20	68
McKesson Corp.	JPMorgan Chase	0.284%	USD	2,000	(1.000%)	12/20/20	(68)
McKesson Corp.	JPMorgan Chase	0.317%	USD	2,000	(1.000%)	06/20/21	(71)
Metro AG	JPMorgan Chase	1.228%	EUR	1,500	1.000%	06/20/21	(18)
Metro AG	JPMorgan Chase	1.228%	EUR	1,500	(1.000%)	06/20/21	18
Metsa Board Corp.	JPMorgan Chase	1.145%	EUR	1,000	(5.000%)	09/20/20	(198)
Metsa Board Corp.	JPMorgan Chase	1.145%	EUR	1,000	5.000%	09/20/20	198
Mondelez International, Inc.	JPMorgan Chase	0.362%	USD	1,000	(1.000%)	12/20/20	(30)
Mondelez International, Inc.	JPMorgan Chase	0.362%	USD	2,000	1.000%	12/20/20	60
Mondelez International, Inc.	JPMorgan Chase	0.362%	USD	1,000	(1.000%)	12/20/20	(30)
Mondelez International, Inc.	JPMorgan Chase	0.419%	USD	2,000	(1.000%)	06/20/21	(61)
Motorola Solutions, Inc.	JPMorgan Chase	1.342%	USD	2,000	1.000%	06/20/21	(31)
Nabors Industries, Inc.	JPMorgan Chase	3.725%	USD	1,000	(1.000%)	12/20/20	111
Nabors Industries, Inc.	JPMorgan Chase	3.725%	USD	1,000	1.000%	12/20/20	(111)
Nabors Industries, Inc.	JPMorgan Chase	4.006%	USD	1,000	(1.000%)	06/20/21	133
National Grid PLC	JPMorgan Chase	0.410%	EUR	2,000	1.000%	12/20/20	66
National Grid PLC	JPMorgan Chase	0.410%	EUR	2,000	(1.000%)	12/20/20	(66)
National Grid PLC	JPMorgan Chase	0.462%	EUR	1,500	1.000%	06/20/21	50
New York Times Co.	JPMorgan Chase	0.352%	USD	1,500	(1.000%)	06/20/20	(41)
New York Times Co.	JPMorgan Chase	0.352%	USD	1,500	(1.000%)	06/20/20	(41)
Newmont Mining Corp.	JPMorgan Chase	0.903%	USD	1,250	1.000%	12/20/20	7
Newmont Mining Corp.	JPMorgan Chase	0.903%	USD	1,250	(1.000%)	12/20/20	(7)
Newmont Mining Corp.	JPMorgan Chase	0.903%	USD	2,000	(1.000%)	12/20/20	(11)
Next PLC	JPMorgan Chase	0.833%	EUR	1,000	1.000%	06/20/20	9
Next PLC	JPMorgan Chase	0.833%	EUR	1,000	(1.000%)	06/20/20	(9)
Next PLC	JPMorgan Chase	0.926%	EUR	1,000	1.000%	12/20/20	5
Next PLC	JPMorgan Chase	0.926%	EUR	1,000	(1.000%)	12/20/20	(5)
Next PLC	JPMorgan Chase	1.003%	EUR	1,000	1.000%	06/20/21	1
Nordstrom, Inc.	JPMorgan Chase	1.285%	USD	2,000	(1.000%)	12/20/20	23
Nordstrom, Inc.	JPMorgan Chase	1.285%	USD	2,000	1.000%	12/20/20	(23)
Nordstrom, Inc.	JPMorgan Chase	1.285%	USD	1,500	(1.000%)	12/20/20	17
Nordstrom, Inc.	JPMorgan Chase	1.285%	USD	1,500	1.000%	12/20/20	(17)
Northrop Grumman.	JPMorgan Chase	0.192%	USD	2,000	1.000%	12/20/20	76
Northrop Grumman.	JPMorgan Chase	0.192%	USD	2,000	(1.000%)	12/20/20	(76)
NRG Energy, Inc.	JPMorgan Chase	4.232%	USD	500	(5.000%)	12/20/20	(19)
NXP	JPMorgan Chase	1.617%	EUR	2,000	(5.000%)	06/20/21	(399)
NXP	JPMorgan Chase	1.617%	EUR	1,000	5.000%	06/20/21	199
Olin Corp.	JPMorgan Chase	3.276%	USD	500	(5.000%)	06/20/21	(43)
Omnicom Group, Inc.	JPMorgan Chase	0.202%	USD	1,500	(1.000%)	12/20/20	(56)
Omnicom Group, Inc.	JPMorgan Chase	0.341%	USD	500	(1.000%)	12/20/20	(16)
Omnicom Group, Inc.	JPMorgan Chase	0.382%	USD	1,000	(1.000%)	06/20/21	(32)
Pearson PLC	JPMorgan Chase	0.994%	EUR	1,000	(1.000%)	12/20/20	(2)
Pearson PLC	JPMorgan Chase	0.994%	EUR	1,500	(1.000%)	12/20/20	(2)
Pearson PLC	JPMorgan Chase	0.994%	EUR	2,500	1.000%	12/20/20	4
Pearson PLC	JPMorgan Chase	1.084%	EUR	1,500	(1.000%)	06/20/21	5
Pernod Ricard	JPMorgan Chase	0.687%	EUR	1,500	1.000%	06/20/21	29
Pfizer, Inc.	JPMorgan Chase	0.205%	USD	2,750	1.000%	12/20/20	103
Pfizer, Inc.	JPMorgan Chase	0.205%	USD	1,750	(1.000%)	12/20/20	(66)
Pfizer, Inc.	JPMorgan Chase	0.205%	USD	1,000	(1.000%)	12/20/20	(37)
Pitney Bowes, Inc.	JPMorgan Chase	0.996%	USD	1,000	(1.000%)	06/20/20	(1)
Pitney Bowes, Inc.	JPMorgan Chase	0.996%	USD	1,000	1.000%	06/20/20	1
Pitney Bowes, Inc.	JPMorgan Chase	1.438%	USD	1,500	1.000%	06/20/21	(30)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 593

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Pitney Bowes, Inc.	JPMorgan Chase	1.438%	USD	500	1.000%	06/20/21	(10)
PostNL NV	JPMorgan Chase	0.593%	EUR	1,500	(1.000%)	06/20/21	(38)
Publicis Groupe SA	JPMorgan Chase	0.685%	EUR	1,250	1.000%	12/20/20	22
Publicis Groupe SA	JPMorgan Chase	0.685%	EUR	1,250	(1.000%)	12/20/20	(22)
Publicis Groupe SA	JPMorgan Chase	0.754%	EUR	1,500	1.000%	06/20/21	24
Pulte Group, Inc.	JPMorgan Chase	1.549%	USD	500	5.000%	12/20/20	79
Pulte Group, Inc.	JPMorgan Chase	1.549%	USD	1,000	5.000%	12/20/20	159
Pulte Group, Inc.	JPMorgan Chase	1.549%	USD	1,000	(5.000%)	12/20/20	(159)
Pulte Group, Inc.	JPMorgan Chase	1.549%	USD	1,000	(5.000%)	12/20/20	(159)
Quest Diagnostics, Inc.	JPMorgan Chase	0.428%	USD	1,000	(1.000%)	03/20/20	(23)
Quest Diagnostics, Inc.	JPMorgan Chase	0.428%	USD	1,000	1.000%	03/20/20	23
Quest Diagnostics, Inc.	JPMorgan Chase	0.498%	USD	1,000	1.000%	09/20/20	23
Quest Diagnostics, Inc.	JPMorgan Chase	0.505%	USD	1,000	(1.000%)	09/20/20	(23)
Quest Diagnostics, Inc.	JPMorgan Chase	0.600%	USD	1,000	1.000%	06/20/21	21
Renault SA	JPMorgan Chase	1.021%	EUR	1,500	(1.000%)	06/20/21	—
Repsol SA	JPMorgan Chase	1.924%	EUR	1,000	1.000%	06/20/21	(51)
Reynolds American, Inc.	JPMorgan Chase	0.358%	USD	1,000	(1.000%)	12/20/20	(30)
Reynolds American, Inc.	JPMorgan Chase	0.358%	USD	2,000	1.000%	12/20/20	61
Reynolds American, Inc.	JPMorgan Chase	0.358%	USD	1,000	(1.000%)	12/20/20	(30)
Reynolds American, Inc.	JPMorgan Chase	0.409%	USD	2,000	1.000%	06/20/21	62
Reynolds American, Inc.	JPMorgan Chase	0.409%	USD	2,000	(1.000%)	06/20/21	(61)
Rolls-Royce PLC	JPMorgan Chase	1.097%	EUR	2,000	(1.000%)	12/20/20	8
Rolls-Royce PLC	JPMorgan Chase	1.097%	EUR	2,000	1.000%	12/20/20	(8)
Rolls-Royce PLC	JPMorgan Chase	1.175%	EUR	1,500	1.000%	06/20/21	(13)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.477%	USD	500	5.000%	03/20/20	69
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.477%	USD	500	(5.000%)	03/20/20	(69)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.722%	USD	1,000	5.000%	09/20/20	143
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	1.722%	USD	1,000	(5.000%)	09/20/20	(143)
Royal Caribbean Cruises, Ltd.	JPMorgan Chase	2.074%	USD	1,500	5.000%	06/20/21	219
Royal Dutch Shell PLC	JPMorgan Chase	0.572%	EUR	2,000	1.000%	09/20/20	46
Royal Dutch Shell PLC	JPMorgan Chase	0.572%	EUR	2,000	(1.000%)	09/20/20	(46)
RWE AG	JPMorgan Chase	1.079%	EUR	500	1.000%	09/20/20	(1)
RWE AG	JPMorgan Chase	1.079%	EUR	500	(1.000%)	09/20/20	1
Ryder System, Inc.	JPMorgan Chase	0.904%	USD	2,000	(1.000%)	06/20/21	(12)
Sanofi-Aventis SA	JPMorgan Chase	0.332%	EUR	1,500	(1.000%)	06/20/21	(61)
Sanofi-Aventis SA	JPMorgan Chase	0.332%	EUR	1,500	1.000%	06/20/21	61
Sealed Air Corp.	JPMorgan Chase	1.047%	USD	1,000	(1.000%)	12/20/20	1
Sealed Air Corp.	JPMorgan Chase	1.047%	USD	1,000	(1.000%)	12/20/20	1
Sealed Air Corp.	JPMorgan Chase	1.047%	USD	1,000	1.000%	12/20/20	(1)
Sempra Energy	JPMorgan Chase	0.324%	USD	1,000	1.000%	06/20/20	29
Sempra Energy	JPMorgan Chase	0.324%	USD	1,000	(1.000%)	06/20/20	(29)
Sempra Energy	JPMorgan Chase	0.366%	USD	1,000	(1.000%)	12/20/20	(30)
Sempra Energy	JPMorgan Chase	0.366%	USD	1,000	1.000%	12/20/20	30
Sempra Energy	JPMorgan Chase	0.366%	USD	1,500	(1.000%)	12/20/20	(45)
Sempra Energy	JPMorgan Chase	0.366%	USD	1,500	1.000%	12/20/20	45
Sempra Energy	JPMorgan Chase	0.400%	USD	2,000	(1.000%)	06/20/21	(62)
Sherwin Williams Co.	JPMorgan Chase	0.450%	USD	3,000	1.000%	09/20/20	75
Sherwin Williams Co.	JPMorgan Chase	0.450%	USD	3,000	(1.000%)	09/20/20	(74)
Simon Property Group LP	JPMorgan Chase	0.569%	USD	1,000	1.000%	09/20/20	20
Simon Property Group LP	JPMorgan Chase	0.569%	USD	1,000	1.000%	09/20/20	20
Simon Property Group LP	JPMorgan Chase	0.569%	USD	2,000	(1.000%)	09/20/20	(39)
Simon Property Group LP	JPMorgan Chase	0.616%	USD	2,000	1.000%	12/20/20	37
Simon Property Group LP	JPMorgan Chase	0.616%	USD	2,000	(1.000%)	12/20/20	(37)
Simon Property Group LP	JPMorgan Chase	0.697%	USD	2,000	1.000%	06/20/21	32
Sky PLC	JPMorgan Chase	0.937%	EUR	1,500	1.000%	06/20/21	7

See accompanying notes which are an integral part of the financial statements.

594 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
SMC Coporation of America	JPMorgan Chase	0.224%	USD	2,000	(1.000%)	12/20/20	(73)
Suedzucker AG	JPMorgan Chase	0.837%	EUR	1,500	(1.000%)	06/20/21	(16)
Supervalu, Inc.	JPMorgan Chase	6.517%	USD	1,000	5.000%	06/20/20	(49)
Supervalu, Inc.	JPMorgan Chase	6.517%	USD	1,000	(5.000%)	06/20/20	49
Target Corp.	JPMorgan Chase	0.228%	USD	2,000	(1.000%)	09/20/20	(69)
Tate & Lyle PLC	JPMorgan Chase	0.657%	EUR	1,500	(1.000%)	06/20/21	(32)
Telecom Italia SA	JPMorgan Chase	1.659%	EUR	1,000	1.000%	06/20/21	(36)
Telecom Italia SA	JPMorgan Chase	1.659%	EUR	2,000	(1.000%)	06/20/21	73
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.820%	EUR	1,500	1.000%	12/20/20	16
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.820%	EUR	1,500	(1.000%)	12/20/20	(16)
Telefonaktiebolaget LM Ericsson	JPMorgan Chase	0.897%	EUR	1,500	(1.000%)	06/20/21	(11)
Telefonica SA	JPMorgan Chase	1.249%	EUR	1,500	(1.000%)	06/20/21	20
Telenor ASA	JPMorgan Chase	0.486%	EUR	1,000	1.000%	09/20/20	27
Telenor ASA	JPMorgan Chase	0.486%	EUR	1,000	1.000%	09/20/20	27
Telenor ASA	JPMorgan Chase	0.486%	EUR	2,000	(1.000%)	09/20/20	(55)
Telenor ASA	JPMorgan Chase	0.563%	EUR	2,000	(1.000%)	06/20/21	(54)
TeliaSonera	JPMorgan Chase	0.499%	EUR	1,000	1.000%	12/20/20	28
TeliaSonera	JPMorgan Chase	0.499%	EUR	2,000	(1.000%)	12/20/20	(56)
TeliaSonera	JPMorgan Chase	0.499%	EUR	500	(1.000%)	12/20/20	(14)
Tenet Healthcare Corp.	JPMorgan Chase	5.301%	USD	250	(5.000%)	06/20/21	2
Tesco PLC	JPMorgan Chase	2.510%	EUR	1,250	1.000%	06/20/21	(103)
Tesoro Corp.	JPMorgan Chase	2.374%	USD	500	5.000%	09/20/20	57
Tesoro Corp.	JPMorgan Chase	2.374%	USD	2,000	(5.000%)	09/20/20	(228)
Tesoro Corp.	JPMorgan Chase	2.374%	USD	1,000	5.000%	09/20/20	114
Tesoro Corp.	JPMorgan Chase	2.374%	USD	500	5.000%	09/20/20	57
Tesoro Corp.	JPMorgan Chase	2.557%	USD	1,000	5.000%	12/20/20	111
Tesoro Corp.	JPMorgan Chase	2.557%	USD	1,000	(5.000%)	12/20/20	(111)
The Boeing Co.	JPMorgan Chase	0.344%	USD	1,000	1.000%	09/20/20	29
The Boeing Co.	JPMorgan Chase	0.344%	USD	1,000	(1.000%)	09/20/20	(29)
The Boeing Co.	JPMorgan Chase	0.373%	USD	2,500	1.000%	12/20/20	74
The Boeing Co.	JPMorgan Chase	0.373%	USD	1,000	(1.000%)	12/20/20	(30)
The Boeing Co.	JPMorgan Chase	0.373%	USD	1,500	(1.000%)	12/20/20	(45)
The Gap, Inc.	JPMorgan Chase	2.653%	USD	2,000	1.000%	12/20/20	(141)
The Gap, Inc.	JPMorgan Chase	2.653%	USD	500	(1.000%)	12/20/20	35
The Walt Disney Co.	JPMorgan Chase	0.239%	USD	1,000	(1.000%)	12/20/20	(36)
The Walt Disney Co.	JPMorgan Chase	0.239%	USD	1,000	(1.000%)	12/20/20	(36)
The Walt Disney Co.	JPMorgan Chase	0.239%	USD	2,000	1.000%	12/20/20	72
ThyssenKrupp AG	JPMorgan Chase	1.764%	EUR	1,000	(1.000%)	12/20/20	38
ThyssenKrupp AG	JPMorgan Chase	1.764%	EUR	1,000	1.000%	12/20/20	(38)
ThyssenKrupp AG	JPMorgan Chase	1.923%	EUR	1,000	1.000%	06/20/21	(51)
Time Warner Cable, Inc.	JPMorgan Chase	0.567%	USD	2,000	1.000%	09/20/20	39
Time Warner Cable, Inc.	JPMorgan Chase	0.567%	USD	2,000	(1.000%)	09/20/20	(39)
Time Warner Cable, Inc.	JPMorgan Chase	0.618%	USD	1,500	(1.000%)	12/20/20	(28)
Time Warner Cable, Inc.	JPMorgan Chase	0.618%	USD	2,000	(1.000%)	12/20/20	(37)
Time Warner Cable, Inc.	JPMorgan Chase	0.618%	USD	1,500	1.000%	12/20/20	28
Toll Brothers, Inc.	JPMorgan Chase	1.627%	USD	1,750	(1.000%)	12/20/20	47
Toll Brothers, Inc.	JPMorgan Chase	1.627%	USD	1,750	1.000%	12/20/20	(47)
Total SA	JPMorgan Chase	0.563%	EUR	1,750	1.000%	06/20/21	47
Tyson Foods, Inc.	JPMorgan Chase	0.554%	USD	1,750	1.000%	06/20/21	41
Union Pacific Corp.	JPMorgan Chase	0.230%	USD	1,000	(1.000%)	12/20/20	(36)
Union Pacific Corp.	JPMorgan Chase	0.230%	USD	2,000	1.000%	12/20/20	73
Union Pacific Corp.	JPMorgan Chase	0.230%	USD	1,000	(1.000%)	12/20/20	(36)
United Health Group, Inc.	JPMorgan Chase	0.259%	USD	1,500	(1.000%)	06/20/20	(47)
United Health Group, Inc.	JPMorgan Chase	0.259%	USD	1,500	1.000%	06/20/20	47
United Health Group, Inc.	JPMorgan Chase	0.291%	USD	1,500	(1.000%)	12/20/20	(50)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 595

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
United Health Group, Inc.	JPMorgan Chase	0.291%	USD	1,000	(1.000%)	12/20/20	(33)
United Parcel Service, Inc.	JPMorgan Chase	0.164%	USD	2,000	1.000%	12/20/20	79
United Parcel Service, Inc.	JPMorgan Chase	0.164%	USD	1,000	(1.000%)	12/20/20	(39)
United Parcel Service, Inc.	JPMorgan Chase	0.164%	USD	1,000	(1.000%)	12/20/20	(39)
United Utilities PLC	JPMorgan Chase	0.757%	EUR	1,500	1.000%	06/20/21	23
Universal Health Services, Inc.	JPMorgan Chase	0.810%	USD	500	1.000%	12/20/20	5
Universal Health Services, Inc.	JPMorgan Chase	0.810%	USD	2,000	(1.000%)	12/20/20	(19)
Universal Health Services, Inc.	JPMorgan Chase	0.810%	USD	500	1.000%	12/20/20	5
Valero Energy Corp.	JPMorgan Chase	1.150%	USD	1,750	(1.000%)	12/20/20	10
Valero Energy Corp.	JPMorgan Chase	1.150%	USD	1,750	1.000%	12/20/20	(10)
Veolia Environment	JPMorgan Chase	0.531%	EUR	1,000	1.000%	09/20/20	25
Veolia Environment	JPMorgan Chase	0.531%	EUR	750	1.000%	09/20/20	19
Veolia Environment	JPMorgan Chase	0.531%	EUR	1,250	1.000%	09/20/20	31
Veolia Environment	JPMorgan Chase	0.531%	EUR	3,000	(1.000%)	09/20/20	(75)
Veolia Environment	JPMorgan Chase	0.633%	EUR	1,250	1.000%	06/20/21	29
Veolia Environment	JPMorgan Chase	0.633%	EUR	1,250	(1.000%)	06/20/21	(29)
Verizon Communications, Inc.	JPMorgan Chase	0.467%	USD	1,000	1.000%	03/20/20	21
Verizon Communications, Inc.	JPMorgan Chase	0.467%	USD	1,000	(1.000%)	03/20/20	(21)
Verizon Communications, Inc.	JPMorgan Chase	0.592%	USD	2,000	1.000%	06/20/21	43
Viacom	JPMorgan Chase	1.192%	USD	1,000	(1.000%)	09/20/20	7
Viacom	JPMorgan Chase	1.192%	USD	1,000	1.000%	09/20/20	(7)
Viacom	JPMorgan Chase	1.309%	USD	2,500	(1.000%)	12/20/20	32
Vivendi	JPMorgan Chase	0.539%	EUR	1,000	(1.000%)	12/20/20	(26)
Vodafone Group PLC	JPMorgan Chase	0.954%	EUR	1,500	1.000%	06/20/21	6
Wal-Mart Stores, Inc.	JPMorgan Chase	0.321%	USD	2,000	1.000%	12/20/20	64
Weatherford International Ltd.	JPMorgan Chase	5.637%	USD	500	(1.000%)	09/20/20	86
Weatherford International Ltd.	JPMorgan Chase	5.637%	USD	1,000	1.000%	09/20/20	(173)
Weatherford International Ltd.	JPMorgan Chase	5.637%	USD	500	(1.000%)	09/20/20	86
Weatherford International Ltd.	JPMorgan Chase	5.787%	USD	500	1.000%	12/20/20	(93)
Weatherford International Ltd.	JPMorgan Chase	5.787%	USD	500	(1.000%)	12/20/20	93
Weatherford International Ltd.	JPMorgan Chase	6.079%	USD	500	(1.000%)	06/20/21	106
Weyerhaeuser Co.	JPMorgan Chase	0.741%	USD	2,000	1.000%	12/20/20	26
Whirlpool Corp.	JPMorgan Chase	0.712%	USD	2,500	1.000%	12/20/20	35
Whirlpool Corp.	JPMorgan Chase	0.712%	USD	1,500	(1.000%)	12/20/20	(21)
Whirlpool Corp.	JPMorgan Chase	0.712%	USD	1,000	(1.000%)	12/20/20	(14)
Whirlpool Corp.	JPMorgan Chase	0.811%	USD	2,000	(1.000%)	06/20/21	(21)
WPP PLC	JPMorgan Chase	0.456%	EUR	1,000	1.000%	09/20/20	29
WPP PLC	JPMorgan Chase	0.456%	EUR	1,000	(1.000%)	09/20/20	(28)
WPP PLC	JPMorgan Chase	0.549%	EUR	1,000	(1.000%)	06/20/21	(28)
WPP PLC	JPMorgan Chase	0.549%	EUR	1,000	(1.000%)	06/20/21	(28)
Xerox Corp.	JPMorgan Chase	2.344%	USD	2,000	1.000%	12/20/20	(115)
Xerox Corp.	JPMorgan Chase	2.344%	USD	2,000	(1.000%)	12/20/20	114
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($13)							59

See accompanying notes which are an integral part of the financial statements.

596 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — April 30, 2016 (Unaudited)

Consolidated Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$952	$—	$952	0.2
Corporate Bonds and Notes	—	11,484	—	11,484	2.5
International Debt	—	7,890	—	7,890	1.7
Loan Agreements	—	2,527	—	2,527	0.6
Mortgage-Backed Securities	—	5,492	—	5,492	1.2
Municipal Bonds	—	957	—	957	0.2
Non-US Bonds	—	4,765	—	4,765	1.0
United States Government Treasuries	—	15,595	—	15,595	3.4
Common Stocks
Consumer Discretionary	15,310	6,069	—	21,379	4.7
Consumer Staples	7,783	3,260	—	11,043	2.4
Energy	4,184	1,681	—	5,865	1.3
Financial Services	18,358	2,610	—	20,968	4.6
Health Care	11,453	2,779	—	14,232	3.1
Materials and Processing	6,052	2,781	—	8,833	1.9
Producer Durables	11,735	8,199	—	19,934	4.3
Technology	19,797	5,312	—	25,109	5.5
Utilities	5,180	4,490	—	9,670	2.1
Investments in Other Funds	8,002	—	—	8,002	1.8
Preferred Stocks	—	701	—	701	0.2
Options Purchased	327	295	—	622	0.1
Warrants & Rights	—	—	—	—	—*
Short-Term Investments(a)	—	53,266	—	228,293	49.8
Repurchase Agreements	—	22,500	—	22,500	4.9
Total Investments	108,181	163,605	—	446,813	97.5
Securities Sold Short***
Long-Term Investments	—	(714)	—	(714)	(0.1)
Common Stock	(17,938)	(30,213)	—	(48,151)	(10.5)
Investments in Other Funds	(11,766)	—	—	(11,766)	(2.6)
Preferred Stock	—	(81)	—	(81)	(—)*
Other Assets and Liabilities, Net					15.7
					100.0
Other Financial Instruments
Futures Contracts	225	—	—	225	—*
Options Written	(88)	(578)	—	(666)	(0.1)
Foreign Currency Exchange Contracts	(10)	1,164	—	1,154	0.3
Total Return Swap Contracts	—	933	—	933	0.2
Interest Rate Swap Contracts	—	(912)	—	(912)	(0.2)
Credit Default Swap Contracts	—	59	—	59	—*
Total Other Financial Instruments**	$127	$666	$—	$793

*     Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
***  Refer to Schedule of Investments for detailed sector breakout.
(a)     Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 597

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$306	$—	$—	$316	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	12,083	—	—
Variation margin on futures contracts***	435	—	5	81	732
Total return swap contracts, at fair value	10,236	—	—	—	488
Interest rate swap contracts, at fair value	—	—	—	46	—
Credit default swap contracts, at fair value	—	12,074	—	—	—
Total	$10,977	$12,074	$12,088	$443	$1,220

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts***	$350	$—	$1	$259	418
Unrealized depreciation on foreign currency exchange contracts	—	—	10,929	—	—
Options written, at fair value	39	—	4	623	—
Total return swap contracts, at fair value	9,625	—	—	—	166
Interest rate swap contracts, at fair value	—	—	—	958	—
Credit default swap contracts, at fair value	—	12,015	—	—	—
Total	$10,014	$12,015	$10,934	$1,840	$584
			Foreign
	Equity	Credit	Currency	Interest Rate	Commodity
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$(1,744)	$—	$1,217	$(1,473)	$—
Futures contracts	(6,209)	—	(60)	850	667
Options written	296	—	4,137	112	—
Total return swap contracts	6,802	—	—	—	21
Interest rate swap contracts	—	—	—	298	—
Credit default swap contracts	—	(494)	—	—	—
Foreign currency-related transactions****	—	—	(6,422)	—	—
Total	$(855)	$(494)	$(1,128)	$(213)	$688

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$(121)	$—	$(1,256)	$(197)	$285
Futures contracts	220	$—	5	(351)	694
Options written	11	—	(2,721)	(108)	—
Total return swap contracts	(3,955)	—	—	—	21
Interest rate swap contracts	—	—	—	(891)	—
Credit default swap contracts	—	978	—	—	—
Foreign currency-related transactions******	—	—	645	—	—
Total	$(3,845)	$978	$(3,327)	$(1,547)	$1,000

* Fair value of purchased options.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.
See accompanying notes which are an integral part of the financial statements.

598 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$622	$—	$622
Repurchase Agreements	Investments, at fair value	22,500	—	22,500
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	12,083	—	12,083
Futures Contracts	Variation margin on futures contracts	11,689	—	11,689
Total Return Swap Contracts	Total return swap contracts, at fair value	10,724	—	10,724
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	46	—	46
Credit Default Swap Contracts	Credit default swap contracts, at fair value	12,074	—	12,074
Total Financial and Derivative Assets		69,738	—	69,738
Financial and Derivative Assets not subject to a netting agreement		(20,260)	—	(20,260)
Total Financial and Derivative Assets subject to a netting agreement		$49,478	$—	$49,478

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,612	$12	$1,600	$—
Barclays	501	—	500	1
Citigroup	4,296	4,296	—	—
Credit Suisse	13,200	278	12,922	—
Deutsche Bank	2,578	78	2,500	—
Goldman Sachs	8,412	8,383	—	29
JPMorgan Chase	16,771	12,032	4,739	—
Morgan Stanley	2,072	1,489	—	583
National Australia Bank	11	11	—	—
Standard Chartered	25	—	—	25
Total	$49,478	$26,579	$22,261	$638

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 599

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$336	$—	$336
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	10,929	—	10,929
Options Written Contracts	Options written, at fair value	666	—	666
Short Sales	Securities sold short, at market value	60,712	—	60,712
Total Return Swap Contracts	Total return swap contracts, at fair value	9,791	—	9,791
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	958	—	958
Credit Default Swap Contracts	Credit default swap contracts, at fair value	12,015	—	12,015
Total Financial and Derivative Liabilities		95,407	—	95,407
Financial and Derivative Liabilities not subject to a netting agreement		(7,623)	—	(7,623)
Total Financial and Derivative Liabilities subject to a netting agreement		$87,784	$—	$87,784

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$48	$12	$36	$—
Citigroup	4,569	4,596	156	117
Credit Suisse	278	278	—	—
Deutsche Bank	78	78	—	—
Goldman Sachs	8,430	8,383	47	—
HSBC	55	—	—	55
JPMorgan Chase	12,032	12,032	—	—
Morgan Stanley	1,489	1,489	—	—
National Australia Bank	11	11	—	—
State Street	60,708	—	60,708	—
UBS	86	—	—	86
Total	$87,784	$26,579	$60,947	$258

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

600 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) — April 30, 2016
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$443,323
Investments, at fair value(>)	446,813
Cash	2,114
Cash (restricted)(a)(b)	25,271
Deposits with brokers for securities sold short	39,314
Foreign currency holdings(^)	907
Unrealized appreciation on foreign currency exchange contracts	12,083
Receivables:
Dividends and interest	1,097
Dividends from affiliated Russell funds	56
Investments sold	48,218
Fund shares sold	522
Variation margin on futures contracts	11,689
Prepaid expenses	7
Total return swap contracts, at fair value(8)	10,724
Interest rate swap contracts, at fair value(•)	46
Credit default swap contracts, at fair value(+)	12,074
Total assets	610,935

Liabilities
Payables:
Due to broker (c)(d)(e)	19,094
Investments purchased	36,628
Fund shares redeemed	372
Accrued fees to affiliates	673
Other accrued expenses	368
Variation margin on futures contracts	336
Dividends for securities sold short	171
Unrealized depreciation on foreign currency exchange contracts	10,929
Options written, at fair value(x)	666
Securities sold short, at fair value(‡)	60,712
Total return swap contracts, at fair value(8)	9,791
Interest rate swap contracts, at fair value(•)	958
Credit default swap contracts, at fair value(+)	12,015
Total liabilities	152,713

Net Assets	$458,222

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 601

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2016
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,892
Accumulated net realized gain (loss)	(76,319)
Unrealized appreciation (depreciation) on:
Investments	3,490
Futures contracts	225
Options written	(367)
Total return swap contracts	933
Interest rate swap contracts	(836)
Credit default swap contracts	72
Securities sold short	(1,109)
Foreign currency-related transactions	1,234
Shares of beneficial interest	510
Additional paid-in capital	527,497
Net Assets	$458,222

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.99
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$9.54
Class A — Net assets	$1,351,038
Class A — Shares outstanding ($.01 par value)	150,277
Net asset value per share: Class C(#)	$8.87
Class C — Net assets	$3,230,513
Class C — Shares outstanding ($.01 par value)	364,006
Net asset value per share: Class E(#)	$8.97
Class E — Net assets	$13,015,295
Class E — Shares outstanding ($.01 par value)	1,450,823
Net asset value per share: Class S(#)	$8.99
Class S — Net assets	$440,624,676
Class S — Shares outstanding ($.01 par value)	49,034,969
Amounts in thousands
(^) Foreign currency holdings - cost	$872
(x) Premiums received on options written	$299
(+) Credit default swap contracts - premiums paid (received)	$(13)
(•) Interest rate swap contracts - premiums paid (received)	$(76)
(‡) Proceeds on securities sold short	$59,603
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$175,027
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$7,232
(b) Cash Collateral for Swaps	$18,039
(c) Due to Broker for Futures	$5,310
(d) Due to Broker for Swaps	$2,699
(e) Due to Broker for Options	$11,085
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

602 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2016
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,581
Dividends from affiliated Russell funds	256
Interest	3,178
Total investment income	5,015

Expenses
Advisory fees	3,766
Administrative fees	121
Custodian fees	846
Distribution fees - Class A	2
Distribution fees - Class C	14
Transfer agent fees - Class A	1
Transfer agent fees - Class C	4
Transfer agent fees - Class E	13
Transfer agent fees - Class S	465
Professional fees	114
Registration fees	40
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	16
Trustees’ fees	8
Printing fees	73
Dividends from securities sold short	644
Interest expense paid on securities sold short	133
Miscellaneous	62
Expenses before reductions	6,327
Expense reductions	(145)
Net expenses	6,182
Net investment income (loss)	(1,167)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(21,289)
Futures contracts	(4,752)
Options written	4,863
Total return swap contracts	6,823
Interest rate swap contracts	298
Credit default swap contracts	(494)
Securities sold short	5,251
Foreign currency-related transactions	(6,418)
Net realized gain (loss)	(15,718)
Net change in unrealized appreciation (depreciation) on:
Investments	10,017
Futures contracts	568
Options written	(2,818)
Total return swap contracts	(3,934)
Interest rate swap contracts	(891)
Credit default swap contracts	978
Securities sold short	(3,959)
Foreign currency-related transactions	725
Net change in unrealized appreciation (depreciation)	686
Net realized and unrealized gain (loss)	(15,032)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 603

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2016
(Unaudited)

Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations	$(16,199)

(†)     The Statement of Operations is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

604 Russell Multi-Strategy Alternative Fund

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,167)	$(4,441)
Net realized gain (loss)	(15,718)	(1,850)
Net change in unrealized appreciation (depreciation)	686	(14,515)
Net increase (decrease) in net assets from operations	(16,199)	(20,806)

Distributions
From net investment income
Class A	(5)	(69)
Class C	—	(122)
Class E	(48)	(409)
Class S	(3,058)	(17,630)
Class Y	—	(8,878)
Net decrease in net assets from distributions	(3,111)	(27,108)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(52,472)	(384,137)
Total Net Increase (Decrease) in Net Assets	(71,782)	(432,051)

Net Assets
Beginning of period	530,004	962,055
End of period	$458,222	$530,004
Undistributed (overdistributed) net investment income included in net assets	$2,892	$7,170

(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Multi-Strategy Alternative Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 605

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	15	$139	49	$480
Proceeds from reinvestment of distributions	1	5	7	67
Payments for shares redeemed	(58)	(521)	(150)	(1,451)
Net increase (decrease)	(42)	(377)	(94)	(904)
Class C
Proceeds from shares sold	15	130	54	518
Proceeds from reinvestment of distributions	—	—	13	121
Payments for shares redeemed	(223)	(2,010)	(285)	(2,735)
Net increase (decrease)	(208)	(1,880)	(218)	(2,096)
Class E
Proceeds from shares sold	83	748	125	1,206
Proceeds from reinvestment of distributions	5	48	42	409
Payments for shares redeemed	(113)	(1,020)	(318)	(3,071)
Net increase (decrease)	(25)	(224)	(151)	(1,456)
Class S
Proceeds from shares sold	3,371	30,448	11,473	111,546
Proceeds from reinvestment of distributions	336	3,042	1,800	17,550
Payments for shares redeemed	(9,255)	(83,481)	(22,208)	(214,838)
Net increase (decrease)	(5,548)	(49,991)	(8,935)	(85,742)
Class Y(1)
Proceeds from shares sold	—	—	79	779
Proceeds from reinvestment of distributions	—	—	909	8,878
Payments for shares redeemed	—	—	(30,990)	(303,597)
Net increase (decrease)	—	—	(30,002)	(293,939)
Total increase (decrease)	(5,823)	$(52,472)	(39,400)	$(384,137)

(1) For the period November 1, 2014 to May 1, 2015 (final redemption).

See accompanying notes which are an integral part of the financial statements.

606 Russell Multi-Strategy Alternative Fund

(This page intentionally left blank)

Russell Investment Company
Russell Multi-Strategy Alternative Fund

Consolidated Financial Highlights — For the Periods Ended (†)

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016(*)	9.31	(.03)	(.26)	(.29)	(.03)	—
October 31, 2015	9.97	(.09)	(.32)	(.41)	(.25)	—
October 31, 2014	10.15	(.04)	(.06)	(.10)	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012(2)	10.00	(.01)	(.04)	(.05)	—	—

Class C
April 30, 2016(*)	9.20	(.07)	(.26)	(.33)	—	—
October 31, 2015	9.84	(.16)	(.32)	(.48)	(.16)	—
October 31, 2014	10.07	(.11)	(.07)	(.18)	—(f)	(.05)
October 31, 2013	9.94	(.13)	.26	.13	—	—
October 31, 2012(2)	10.00	(.03)	(.03)	(.06)	—	—

Class E
April 30, 2016(*)	9.30	(.03)	(.27)	(.30)	(.03)	—
October 31, 2015	9.96	(.08)	(.33)	(.41)	(.25)	—
October 31, 2014	10.15	(.04)	(.07)	(.11)	(.03)	(.05)
October 31, 2013	9.95	(.06)	.26	.20	—	—
October 31, 2012(2)	10.00	(.01)	(.04)	(.05)	—	—

Class S
April 30, 2016(*)	9.33	(.02)	(.26)	(.28)	(.06)	—
October 31, 2015	9.99	(.06)	(.32)	(.38)	(.28)	—
October 31, 2014	10.18	(.02)	(.06)	(.08)	(.06)	(.05)
October 31, 2013	9.95	(.04)	.27	.23	—	—
October 31, 2012(2)	10.00	—(f)	(.05)	(.05)	—	—

Class Y(j)
October 31, 2015(9)	10.02	(.03)	.06	.03	(.30)	—
October 31, 2014	10.20	—	(.05)	(.05)	(.08)	(.05)
October 31, 2013	9.96	(.02)	.26	.24	—	—
October 31, 2012(2)	10.00	—	(.04)	(.04)	—	—

See accompanying notes which are an integral part of the financial statements.

608 Russell Multi-Strategy Alternative Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)

(.03)	8.99	(3.14)	1,351	2.85	2.79	(.72)	151
(.25)	9.31	(4.24)	1,789	2.51	2.47	(.88)	272
(.08)	9.97	(1.05)	2,850	2.31	2.25	(.39)	478
—	10.15	2.01	2,946	2.47	2.39	(.59)	316
—	9.95	(.50)	279	2.47	2.39	(.42)	97

—	8.87	(3.48)	3,231	3.59	3.54	(1.47)	151
(.16)	9.20	(4.95)	5,267	3.27	3.22	(1.63)	272
(.05)	9.84	(1.85)	7,782	3.06	3.00	(1.12)	478
—	10.07	1.27	6,400	3.21	3.14	(1.33)	316
—	9.94	(.60)	1,505	3.20	3.12	(1.51)	97

(.03)	8.97	(3.19)	13,015	2.85	2.79	(.71)	151
(.25)	9.30	(4.21)	13,721	2.52	2.47	(.88)	272
(.08)	9.96	(1.11)	16,195	2.30	2.25	(.40)	478
—	10.15	1.97	16,936	2.47	2.39	(.63)	316
—	9.95	(.50)	13,401	2.52	2.43	(.62)	97

(.06)	8.99	(3.03)	440,625	2.60	2.54	(.47)	151
(.28)	9.33	(3.94)	509,227	2.27	2.22	(.63)	272
(.11)	9.99	(.88)	634,610	2.05	2.00	(.15)	478
—	10.18	2.27	566,322	2.22	2.14	(.38)	316
—	9.95	(.50)	403,576	2.23	2.15	(.18)	97

(.30)	9.75	.28	—	2.06	2.01	(.60)	117
(.13)	10.02	(.60)	300,618	1.85	1.80	.05	478
—	10.20	2.41	320,938	2.02	1.94	(.20)	316
—	9.96	(.40)	316,611	2.03	1.96	.14	97

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Alternative Fund 609

Russell Investment Company
Russell Multi-Strategy Income Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,015.60	$1,019.39
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.51	$5.52

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,011.70	$1,015.66
	Expenses Paid During Period*	$9.25	$9.27
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.85%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,015.50	$1,019.39
of other funds.	Expenses Paid During Period*	$5.51	$5.52

* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

610 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,017.90	$1,020.64
Expenses Paid During Period*	$4.26	$4.27

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,017.80	$1,021.63
Expenses Paid During Period*	$3.26	$3.27

* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Multi-Strategy Income Fund 611

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 55.9%			Series WI
Asset-Backed Securities - 0.1%			4.450% due 04/01/24	35	38
CLI Funding V LLC			5.150% due 03/15/42	15	16
Series 2014-2A Class A			Aviation Capital Group Corp.
3.380% due 10/18/29 (Þ)	119	112	4.875% due 10/01/25 (Þ)	40	39
Credit Acceptance Auto Loan Trust			Avis Budget Car Rental LLC / Avis
Series 2015-1A Class A			Budget Finance, Inc.
2.000% due 07/15/22 (Þ)	250	250	6.375% due 04/01/24 (Å)	22	22
		362	Avnet, Inc.
Corporate Bonds and Notes - 18.5%			4.625% due 04/15/26	85	88
99 Cents Only Stores LLC			BAE Systems Holdings, Inc.
11.000% due 12/15/19	930	386	3.850% due 12/15/25 (Þ)	65	68
AbbVie, Inc.			Ball Corp.
2.900% due 11/06/22	170	174	4.000% due 11/15/23	35	35
Acadia Healthcare Co., Inc.			Baltimore Gas & Electric Co.
Series WI			3.350% due 07/01/23	45	47
5.625% due 02/15/23	60	61	Bank of America Corp.
Air Lease Corp.			Series DD
3.375% due 06/01/21	60	60	6.300% due 12/29/49 (ƒ)	100	104
3.750% due 02/01/22	70	71	Series L
4.250% due 09/15/24	20	20	3.950% due 04/21/25	180	180
Aircastle, Ltd.			Series Z
5.500% due 02/15/22	40	43	6.500% due 12/31/49 (ƒ)	150	158
Ally Financial, Inc.			Becton Dickinson and Co.
3.750% due 11/18/19	135	135	2.675% due 12/15/19	40	41
4.125% due 03/30/20	5	5	3.734% due 12/15/24	95	101
4.250% due 04/15/21	15	15	Blue Coat Holdings, Inc.
4.125% due 02/13/22	65	66	8.375% due 06/01/23 (Å)	250	263
Altria Group, Inc.			Brixmor Operating Partnership, LP
2.850% due 08/09/22	120	124	3.875% due 08/15/22	115	116
American Airlines 2016-1 Class B Pass-			Celgene Corp.
Through Trust			2.875% due 08/15/20	45	47
Series B			3.550% due 08/15/22	50	52
5.250% due 01/15/24	60	62	5.000% due 08/15/45	45	49
American International Group, Inc.			Century Aluminum Co.
4.875% due 06/01/22	35	38	7.500% due 06/01/21 (Þ)	2,320	2,134
4.800% due 07/10/45	45	46	CF Industries, Inc.
American Tire Distributors, Inc.			3.450% due 06/01/23	10	10
10.250% due 03/01/22 (Þ)	500	449	Chesapeake Energy Corp.
Anadarko Petroleum Corp.			4.875% due 04/15/22	125	70
5.550% due 03/15/26	60	64	Cigna Corp.
Ancestry.com Holdings LLC			3.250% due 04/15/25	15	15
9.625% due 10/15/18 (Þ)	2,010	2,053	CIT Group, Inc.
Anheuser-Busch InBev Finance, Inc.			5.250% due 03/15/18	95	98
2.650% due 02/01/21	115	118	Citigroup, Inc.
3.650% due 02/01/26	100	106	4.000% due 08/05/24	90	92
4.700% due 02/01/36	20	22	Series R
4.900% due 02/01/46	85	96	6.125% due 12/31/49 (ƒ)	59	60
Anthem, Inc.			Series T
3.500% due 08/15/24	20	21	6.250% due 12/29/49 (ƒ)	75	77
4.650% due 08/15/44	70	72	Clear Channel Worldwide Holdings, Inc.
Arrow Electronics, Inc.			Series A
3.500% due 04/01/22	45	45	6.500% due 11/15/22	2,250	2,182
AT&T, Inc.			Cleaver-Brooks, Inc.
4.300% due 12/15/42	85	81	8.750% due 12/15/19 (Þ)	1,130	1,107
4.800% due 06/15/44	5	5	CoBank ACB
4.350% due 06/15/45	105	98	Series I
4.750% due 05/15/46	55	55	6.250% due 12/29/49 (ƒ)	80	83
			Comcast Corp.

See accompanying notes which are an integral part of the financial statements.

612 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.200% due 08/15/34	55	59	First Cash Financial Services, Inc.
Constellation Brands, Inc.			6.750% due 04/01/21	500	498
3.875% due 11/15/19	25	26	First Data Corp.
Constellis Holdings LLC / Constellis			7.000% due 12/01/23 (Þ)	460	473
Finance Corp.			Flextronics International, Ltd.
9.750% due 05/15/20 (Å)	500	453	Series WI
Continental Resources, Inc.			4.750% due 06/15/25	20	20
5.000% due 09/15/22	190	177	Ford Motor Credit Co. LLC
4.500% due 04/15/23	120	107	4.250% due 09/20/22	200	215
3.800% due 06/01/24	220	188	4.134% due 08/04/25	200	212
Cox Communications, Inc.			Foresight Energy LLC / Foresight Energy
4.700% due 12/15/42 (Þ)	5	4	Finance Corp.
CRH America, Inc.			7.875% due 08/15/21 (Þ)	2,510	1,748
3.875% due 05/18/25 (Þ)	200	210	Forum Energy Technologies, Inc.
Crown Castle International Corp.			6.250% due 10/01/21	40	36
3.400% due 02/15/21	40	41	Freeport-McMoRan, Inc.
3.700% due 06/15/26	35	36	5.400% due 11/14/34	5	4
CVS Health Corp.			5.450% due 03/15/43	35	26
4.125% due 05/15/21	115	126	Fresenius Medical Care US Finance II,
5.125% due 07/20/45	70	82	Inc.
Daimler Finance NA LLC			4.125% due 10/15/20 (Þ)	35	36
2.700% due 08/03/20 (Þ)	150	154	Fresenius US Finance II, Inc.
DDR Corp.			4.500% due 01/15/23 (Þ)	25	26
3.375% due 05/15/23	20	20	Frontier Communications Corp.
3.625% due 02/01/25	105	103	9.000% due 08/15/31	41	35
Delphi Corp.			GATX Corp.
4.150% due 03/15/24	30	31	3.250% due 03/30/25	90	85
Delta Air Lines Pass-Through Trust			General Electric Co.
Series 15-1 Class B			5.875% due 01/14/38	90	119
4.250% due 07/30/23	53	53	4.125% due 10/09/42	95	101
Devon Energy Corp.			Series D
3.250% due 05/15/22	15	14	5.000% due 12/29/49 (ƒ)	281	292
5.850% due 12/15/25	20	21	General Motors Financial Co., Inc.
Diamond Offshore Drilling, Inc.			4.375% due 09/25/21	115	122
4.875% due 11/01/43	15	11	4.250% due 05/15/23	15	15
Duke Energy Carolinas LLC			4.000% due 01/15/25	120	121
4.000% due 09/30/42	25	26	Gilead Sciences, Inc.
Eaton Corp.			4.750% due 03/01/46	40	44
4.000% due 11/02/32	45	46	Goldman Sachs Group, Inc. (The)
Embarq Corp.			3.850% due 07/08/24	100	104
7.995% due 06/01/36	50	50	Series GMTN
Energy Transfer Partners, LP			5.375% due 03/15/20	80	89
4.900% due 02/01/24	110	106	Harland Clarke Holdings Corp.
5.150% due 03/15/45	45	38	6.875% due 03/01/20 (Å)	25	23
6.125% due 12/15/45	25	24	HCA, Inc.
Enterprise Products Operating LLC			4.750% due 05/01/23	5	5
1.650% due 05/07/18	45	45	5.375% due 02/01/25	100	102
ERAC USA Finance LLC			HCP, Inc.
2.800% due 11/01/18 (Þ)	70	71	3.400% due 02/01/25	110	104
3.800% due 11/01/25 (Þ)	150	157	Hewlett Packard Enterprise Co.
4.500% due 02/15/45 (Þ)	45	45	4.900% due 10/15/25 (Þ)	15	15
Essex Portfolio, LP			6.200% due 10/15/35 (Þ)	20	20
3.250% due 05/01/23	90	91	6.350% due 10/15/45 (Þ)	40	40
Express Scripts Holding Co.			Hologic, Inc.
Series 10YR			5.250% due 07/15/22 (Þ)	35	37
4.500% due 02/25/26	65	70	Home Depot, Inc. (The)
FedEx Corp.			2.625% due 06/01/22	135	140
4.550% due 04/01/46	65	69	Host Hotels & Resorts, LP

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 613

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series C			4.125% due 08/13/42	30	29
4.750% due 03/01/23	85	90	Series C
Series D			5.250% due 12/29/49 (ƒ)	51	50
3.750% due 10/15/23	75	74	Micron Technology, Inc.
HRG Group, Inc.			5.250% due 01/15/24 (Þ)	55	44
7.750% due 01/15/22	2,290	2,290	Morgan Stanley
HSBC Bank USA NA			3.950% due 04/23/27	30	30
Series BKNT			Series GMTN
5.875% due 11/01/34	250	295	5.500% due 07/28/21	110	125
HSBC USA, Inc.			MPH Acquisition Holdings LLC
2.750% due 08/07/20	130	132	6.625% due 04/01/22 (Þ)	1,000	1,044
HUB International, Ltd.			Nabors Industries, Inc.
9.250% due 02/15/21 (Þ)	1,470	1,532	4.625% due 09/15/21	70	64
Hyundai Capital America			Nathan's Famous, Inc.
3.000% due 10/30/20 (Þ)	55	56	10.000% due 03/15/20 (Þ)	540	567
Series REGS			National Rural Utilities Cooperative
2.600% due 03/19/20	115	116	Finance Corp.
INVISTA Finance LLC			5.250% due 04/20/46	36	36
4.250% due 10/15/19 (Þ)	100	97	Nationwide Financial Services, Inc.
Jo-Ann Stores LLC			5.375% due 03/25/21 (Þ)	172	189
8.125% due 03/15/19 (Þ)	480	449	Newfield Exploration Co.
Joseph T Ryerson & Son, Inc.			5.625% due 07/01/24	15	15
9.000% due 10/15/17	1,170	1,078	5.375% due 01/01/26	70	70
JPMorgan Chase & Co.			NextEra Energy Capital Holdings, Inc.
3.200% due 01/25/23	50	51	2.400% due 09/15/19	105	106
Series 1			Noble Energy, Inc.
7.900% due 04/29/49 (ƒ)	75	76	5.250% due 11/15/43	80	76
Series S			Northrop Grumman Corp.
6.750% due 01/29/49 (ƒ)	125	138	3.850% due 04/15/45	45	46
Series Z			Nuance Communications, Inc.
5.300% due 12/29/49 (ƒ)	40	40	5.375% due 08/15/20 (Þ)	750	767
Kimco Realty Corp.			Opal Acquisition, Inc.
3.200% due 05/01/21	130	134	8.875% due 12/15/21 (Þ)	810	661
			Optimas OE Solutions Holding LLC /
4.250% due 04/01/45	80	77	Optimas OE Solutions, Inc.
Kinder Morgan, Inc.			8.625% due 06/01/21 (Þ)	750	540
5.050% due 02/15/46	125	111	PFS Holding Corp.
Lennar Corp.			4.500% due 01/31/21 (Ê)	197	174
4.875% due 12/15/23	15	15	Pioneer Natural Resources Co.
4.750% due 05/30/25	45	45	3.450% due 01/15/21	20	20
Liberty Mutual Group, Inc.			3.950% due 07/15/22	50	52
4.250% due 06/15/23 (Þ)	55	58	4.450% due 01/15/26	50	53
7.800% due 03/15/37 (Þ)	100	109	PNC Financial Services Group, Inc.
4.850% due 08/01/44 (Þ)	55	53	(The)
Lockheed Martin Corp.			6.750% due 12/31/49 (ƒ)	100	111
3.800% due 03/01/45	50	50	Principal Financial Group, Inc.
4.700% due 05/15/46	70	81	3.400% due 05/15/25	45	45
Masco Corp.			Prudential Financial, Inc.
3.500% due 04/01/21	30	30	5.875% due 09/15/42	74	80
McKesson Corp.			5.625% due 06/15/43	112	117
4.883% due 03/15/44	35	39	Qualitytech, LP/QTS Finance Corp.
Medtronic, Inc.			Series WI
Series WI			5.875% due 08/01/22	90	92
3.500% due 03/15/25	175	188	Quicken Loans, Inc.
Merck & Co., Inc.			5.750% due 05/01/25 (Þ)	45	42
2.350% due 02/10/22	180	183	Quincy Newspapers, Inc.
MetLife Capital Trust IV			5.500% due 11/02/22 (Ê)	246	246
7.875% due 12/15/37 (Þ)	175	205	Radio One, Inc.
MetLife, Inc.			7.375% due 04/15/22 (Þ)	25	23

See accompanying notes which are an integral part of the financial statements.

614 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Real Alloy Holding, Inc.			3.850% due 06/01/25 (Þ)	40	42
10.000% due 01/15/19 (Þ)	1,000	1,000	TransDigm, Inc.
RegionalCare Hospital Partners			5.500% due 10/15/20	1,000	1,015
Holdings, Inc.			Travelers Cos., Inc. (The)
8.250% due 05/01/23 (Å)	510	530	4.600% due 08/01/43	30	34
S&P Global, Inc.			Tyson Foods, Inc.
Series WI			3.950% due 08/15/24	50	54
4.000% due 06/15/25	190	201	4.875% due 08/15/34	25	27
Sabine Pass Liquefaction LLC			United Airlines Pass-Through Trust
5.625% due 02/01/21	1,500	1,491	Series B Class B
Santander Holdings USA, Inc.			5.375% due 08/15/21	47	50
4.500% due 07/17/25	80	83	4.625% due 09/03/22	48	47
Sempra Energy			United Continental Holdings, Inc.
3.750% due 11/15/25	45	47	6.375% due 06/01/18	40	42
Serta Simmons Bedding LLC			UnitedHealth Group, Inc.
8.125% due 10/01/20 (Þ)	640	674	2.700% due 07/15/20	80	83
Shale-Inland Holdings LLC / Shale-
Inland Finance Corp.			4.750% due 07/15/45	45	52
8.750% due 11/15/19 (Þ)	210	135	US Bancorp
Simmons Foods, Inc.			Series I
7.875% due 10/01/21 (Þ)	70	60	5.125% due 12/29/49 (ƒ)	22	22
Solera LLC / Solera Finance, Inc.			US Foods, Inc.
10.500% due 03/01/24 (Å)	200	210	8.500% due 06/30/19	2,450	2,514
Southwestern Electric Power Co.			Verizon Communications, Inc.
3.550% due 02/15/22	90	95	5.150% due 09/15/23	55	64
Spirit Airlines Pass-Through Trust B			5.050% due 03/15/34	70	77
Series 2015-1 Class B			4.750% due 11/01/41	20	21
4.450% due 04/01/24	62	60	3.850% due 11/01/42	90	82
Sprint Communications, Inc.			Series WI
8.375% due 08/15/17	920	938	2.625% due 02/21/20	100	103
State Street Corp.			4.272% due 01/15/36	35	35
Series F			Viacom, Inc.
5.250% due 12/29/49 (ƒ)	50	51	4.375% due 03/15/43	45	36
Sterigenics-Nordion Holdings LLC			Virginia Electric & Power Co.
4.250% due 05/15/22 (Ê)	498	496	4.450% due 02/15/44	40	44
Summit Midstream Holdings LLC /			Vizient, Inc.
Summit Midstream Finance Corp.			10.375% due 03/01/24 (Þ)	760	821
5.500% due 08/15/22	30	24	Wayne Merger Sub LLC
Surgery Center Holdings, Inc.			8.250% due 08/01/23 (Þ)	860	856
8.875% due 04/15/21 (Þ)	430	430	Wells Fargo & Co.
Surgical Care Affiliates, Inc.			Series K
6.000% due 04/01/23 (Þ)	400	404	7.980% due 03/29/49 (ƒ)	100	104
Targa Resources Partners, LP / Targa			Series U
Resources Partners Finance Corp.			5.875% due 12/31/49 (ƒ)	100	107
5.000% due 01/15/18	40	40	Welltower, Inc.
Team Health, Inc.			4.000% due 06/01/25	105	108
7.250% due 12/15/23 (Þ)	320	340	Whiting Petroleum Corp.
Tenet Healthcare Corp.			5.750% due 03/15/21	85	71
4.500% due 04/01/21	90	91	Wisconsin Power & Light Co.
4.375% due 10/01/21	20	20	4.100% due 10/15/44	85	88
Tesoro Logistics, LP / Tesoro Logistics
Finance Corp.			WMG Acquisition Corp.
Series WI			6.750% due 04/15/22 (Þ)	1,000	990
5.500% due 10/15/19	40	41	Worthington Industries, Inc.
Time Warner Cable, Inc.			4.550% due 04/15/26	25	25
4.500% due 09/15/42	125	117	Zayo Group LLC / Zayo Capital, Inc.
Time Warner, Inc.			Series WI
4.875% due 03/15/20	40	44	6.000% due 04/01/23	1,750	1,798
4.850% due 07/15/45	80	86	Zimmer Biomet Holdings, Inc.
Trans-Allegheny Interstate Line Co.			3.550% due 04/01/25	85	87

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 615

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Zions Bancorporation			3.750% due 12/12/21 (Ê)	457	458
Series J			Citigroup, Inc.
7.200% due 09/29/49 (ƒ)	125	133	1.375% due 10/27/21	130	152
		50,390	Series MPLE
International Debt - 9.7%			4.090% due 06/09/25 (Þ)	100	80
Actavis Funding SCS			Colombia Government International
3.800% due 03/15/25	40	41	Bond
4.550% due 03/15/35	40	40	4.375% due 07/12/21	70	73
AerCap Ireland Capital, Ltd. / AerCap			2.625% due 03/15/23	200	187
Global Aviation Trust			4.000% due 02/26/24	50	50
Series WI			4.500% due 01/28/26	55	56
3.750% due 05/15/19	150	152	7.375% due 09/18/37	90	109
Albemarle Corp.			ConvaTec Finance International SA
1.875% due 12/08/21	100	114	8.250% due 01/15/19 (Þ)	950	952
Angolan Government International Bond			ConvaTec Healthcare E SA
9.500% due 11/12/25 (Þ)	73	71	10.500% due 12/15/18 (Þ)	490	502
Aquarius & Investments PLC for Swiss			Cooperatieve Rabobank UA
Reinsurance Co., Ltd.			11.000% due 06/29/49 (ƒ)(Þ)	175	213
8.250% due 09/29/49 (ƒ)	200	218	Corp. Financiera de Desarrollo SA
Argentine Republic Government			Series REGS
International Bond			4.750% due 07/15/25	125	131
6.875% due 04/22/21 (Þ)	60	62
7.500% due 04/22/26 (Þ)	80	81	Corp. Nacional del Cobre de Chile
7.625% due 04/22/46 (Þ)	20	20	Series REGS
			3.875% due 11/03/21	53	56
Series 1			4.500% due 09/16/25	55	57
8.750% due 06/02/17	94	98	Costa Rica Government International
Series NY			Bond
3.750% due 03/31/19	370	236	Series REGS
8.280% due 12/31/33	478	501	4.375% due 04/30/25	60	53
Avago Technologies Cayman Finance,			Credit Agricole SA
Ltd. Term Loan B1
4.250% due 02/01/23 (Ê)	1,097	1,097	8.125% due 12/31/49 (ƒ)(Þ)	200	207
AXA SA			Series REGS
8.600% due 12/15/30	25	34	4.375% due 03/17/25	200	199
Baidu, Inc.			Croatia Government International Bond
3.250% due 08/06/18	200	205	Series REGS
Banco Nacional de Costa Rica			6.625% due 07/14/20	80	87
5.875% due 04/25/21 (Å)	50	50	6.000% due 01/26/24	200	219
Bank of America Corp.			Dai-ichi Life Insurance Co., Ltd. (The)
4.625% due 09/14/18	135	168	7.250% due 12/29/49 (ƒ)(Þ)	100	119
Barclays PLC			Delhaize Group
4.375% due 09/11/24	200	194	5.700% due 10/01/40	60	66
Belize Government International Bond			Delphi Automotive PLC
			3.150% due 11/19/20	15	15
Series REGS			4.250% due 01/15/26	60	64
6.767% due 08/20/17	75	43	Delta 2 Lux Sarl Covenant-Lite Lien
Benefit Street Partners CLO III, Ltd.			Term Loan B
Series 2013-IIIA Class D			7.750% due 07/29/22 (Ê)	500	470
5.124% due 01/20/26 (Å)(Ê)	500	382	Delta 2 Lux Sarl Covenant-Lite Term
BorgWarner, Inc.			Loan B3
1.800% due 11/07/22	115	136	4.750% due 07/30/21 (Ê)	1,000	981
BP Capital Markets PLC			Dominican Republic International Bond
3.245% due 05/06/22	160	165	6.875% due 01/29/26 (Þ)	170	183
Brazilian Government International Bond			Series REGS
4.875% due 01/22/21	35	36	7.500% due 05/06/21	100	110
2.625% due 01/05/23	80	69	7.450% due 04/30/44	240	254
4.250% due 01/07/25	150	140	Ecopetrol SA
6.000% due 04/07/26	45	46	4.125% due 01/16/25	60	52
5.000% due 01/27/45	100	81	Ecuador Government International Bond
Burger King			Series REGS
			7.950% due 06/20/24	80	69

See accompanying notes which are an integral part of the financial statements.

616 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
EDP Finance BV			Series REGS
4.900% due 10/01/19 (Þ)	100	105	3.875% due 10/14/24	140	137
Egypt Government International Bond			KazMunayGas National Co. JSC
Series REGS			Series REGS
5.750% due 04/29/20	40	40	9.125% due 07/02/18	100	109
Embraer Netherlands Finance BV			Kenya Government International Bond
5.050% due 06/15/25	75	75	Series REGS
Emirates Telecommunications Group			6.875% due 06/24/24	50	47
Co. PJSC			Linxens France SA 2nd Lien Term Loan
Series GMTN			9.500% due 07/15/23	310	289
2.375% due 06/18/19	200	201	Lloyds Bank PLC
Enel SpA			2.350% due 09/05/19	200	202
8.750% due 09/24/73 (Þ)	200	231	Lloyds Banking Group PLC
Evergreen Skills Lux Sarl			4.500% due 11/04/24	200	204
9.250% due 04/28/22 (Ê)	550	341	Mallinckrodt International Finance SA /
FedEx Corp.			Mallinckrodt CB LLC
1.625% due 01/11/27	125	141	5.625% due 10/15/23 (Å)	28	26
Ghana Government International Bond			Methanex Corp.
Series REGS			3.250% due 12/15/19	25	23
7.875% due 08/07/23	70	56	Mexico Government International Bond
Global SC Finance II SRL			4.750% due 03/08/44	136	137
Series 2014-1A Class A1			4.600% due 01/23/46	25	25
3.190% due 07/17/29 (Þ)	206	194	Series GMTN
Guatemala Government Bond			5.950% due 03/19/19	91	102
4.500% due 05/03/26 (Þ)	80	80	Mohawk Industries, Inc.
Series REGS			2.000% due 01/14/22	135	158
5.750% due 06/06/22	10	11	Mood Media Corp. Term Loan
4.875% due 02/13/28	10	10	7.000% due 05/01/19 (Ê)	124	117
Hungary Government International Bond			Moody's Corp.
6.375% due 03/29/21	22	25	1.750% due 03/09/27	100	114
5.375% due 02/21/23	292	322	Morgan Stanley
5.375% due 03/25/24	100	111	1.875% due 03/30/23	100	118
ICICI Bank, Ltd./Hong Kong			Namibia International Bonds
Series REGS			5.250% due 10/29/25 (Þ)	30	29
5.750% due 11/16/20	100	112	Nippon Life Insurance Co.
Indonesia Government International			4.700% due 01/20/46 (Þ)	200	214
Bond			Noble Holding International, Ltd.
Series REGS			6.200% due 08/01/40	5	3
5.875% due 01/15/24	50	57	6.050% due 03/01/41	5	4
4.125% due 01/15/25	190	194	5.250% due 03/15/42	5	3
4.750% due 01/08/26	45	48	OCP SA
7.750% due 01/17/38	130	170	Series REGS
5.125% due 01/15/45	100	101	5.625% due 04/25/24	200	210
Itau Unibanco Holding SA/Cayman
Island			Ooredoo International Finance, Ltd.
2.850% due 05/26/18 (Þ)	200	197	Series REGS
Ivory Coast Government International			5.000% due 10/19/25	200	222
Bond			Pakistan Government International Bond
Series REGS			Series REGS
5.750% due 12/31/32	540	491	8.250% due 09/30/25	120	126
Jamaica Government International Bond			Panama Government International Bond
8.000% due 06/24/19	85	93	4.000% due 09/22/24	25	26
6.750% due 04/28/28	40	41	3.750% due 03/16/25	75	77
Jordan Government International Bond			8.875% due 09/30/27	73	105
6.125% due 01/29/26 (Þ)	60	63	3.875% due 03/17/28	110	113
JPMorgan Chase & Co.			6.700% due 01/26/36	159	204
1.500% due 01/27/25	165	192	Paraguay Government International
Kazakhstan Government International			Bond
Bond			5.000% due 04/15/26 (Þ)	70	72

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 617

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series REGS			Series REGS
4.625% due 01/25/23	60	61	6.125% due 01/22/44	110	135
6.100% due 08/11/44	95	97	Royal Bank of Scotland Group PLC
Parq Holdings, LP Term Loan			6.100% due 06/10/23	30	31
8.500% due 12/17/20 (Ê)	820	779	5.125% due 05/28/24	200	196
Pernod Ricard SA			7.648% due 09/30/49 (ƒ)	40	46
5.500% due 01/15/42 (Þ)	150	169	8.000% due 12/29/49 (ƒ)	200	192
Pertamina Persero PT			Russian Foreign Bond - Eurobond
Series REGS			Series REGS
4.875% due 05/03/22	88	91	4.875% due 09/16/23	200	213
4.300% due 05/20/23	200	198	7.500% due 03/31/30	153	186
Perusahaan Penerbit SBSN Indonesia III			Serbia International Bond
4.550% due 03/29/26 (Þ)	80	82	Series REGS
Peruvian Government International Bond			4.875% due 02/25/20	220	225
7.350% due 07/21/25	45	60	Simon Property Group, LP
4.125% due 08/25/27	47	50	2.375% due 10/02/20	100	123
Petrobras Global Finance BV			SkillsSoft Corp. Covenant-Lite Term
3.522% due 03/17/20 (Ê)	195	160	Loan
Petroleos de Venezuela SA			5.750% due 04/28/21 (Ê)	150	131
Series REGS			Sky PLC
9.000% due 11/17/21	37	15	Series REGS
Petroleos Mexicanos			3.750% due 09/16/24	200	207
8.000% due 05/03/19	59	66	Slovenia Government International Bond
5.500% due 06/27/44	35	31	Series REGS
6.375% due 01/23/45	138	134	5.500% due 10/26/22	60	68
			5.850% due 05/10/23	185	213
Series REGS			South Africa Government International
6.375% due 02/04/21	60	65	Bond
Series WI			5.875% due 05/30/22	40	44
5.625% due 01/23/46	14	12	5.875% due 09/16/25	55	59
Philip Morris International, Inc.			5.375% due 07/24/44	5	5
1.750% due 03/19/20	140	169	Sri Lanka Government International
Philippine Government International			Bond
Bond			6.850% due 11/03/25 (Þ)	130	128
4.200% due 01/21/24	25	29	Series REGS
10.625% due 03/16/25	53	87	5.875% due 07/25/22	60	58
5.500% due 03/30/26	45	56	Standard Chartered PLC
9.500% due 02/02/30	30	51	3.950% due 01/11/23 (Þ)	200	196
6.375% due 10/23/34	40	57	Sumitomo Life Insurance Co.
3.700% due 03/01/41	106	113	6.500% due 09/20/73 (Þ)	200	233
Playa Resorts Holding BV 1st Lien Term			Sydney Airport Finance Co. Pty, Ltd.
Loan B
4.000% due 08/09/19 (Ê)	495	485	3.625% due 04/28/26 (Å)	115	116
Prologis, LP			Tanzania Government International Bond
3.000% due 06/02/26	180	226	Series REGS
QBE Insurance Group, Ltd.			6.892% due 03/09/20 (Ê)	13	14
6.750% due 12/02/44	200	215	Teine Energy, Ltd.
Regatta V Funding, Ltd.			6.875% due 09/30/22 (Þ)	230	221
Series 2014-1A Class D			Telecom Italia Capital SA
5.519% due 10/25/26 (Å)(Ê)	250	192	6.000% due 09/30/34	80	79
Republic of Azerbaijan International			Telefonica Emisiones SAU
Bond			5.462% due 02/16/21	80	91
Series REGS			7.045% due 06/20/36	10	13
4.750% due 03/18/24	50	49	Telstra Corp., Ltd.
Republic of Cameroon International			3.125% due 04/07/25 (Å)	10	10
Bond			Turkey Government International Bond
Series REGS			7.500% due 11/07/19	60	69
9.500% due 11/19/25	20	20	7.375% due 02/05/25	130	158
Romanian Government International
Bond			4.250% due 04/14/26	50	50
			4.875% due 10/09/26	50	51

See accompanying notes which are an integral part of the financial statements.

618 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 04/16/43	60	56	AssuredPartners, Inc. 1st Lien Term
6.625% due 02/17/45	60	71	Loan
UBS Group AG			5.750% due 10/21/22 (Ê)	251	250
			Asurion LLC Covenant-Lite 2nd Lien
7.125% due 12/29/49 (ƒ)	200	203	Term Loan
Ukraine Government International Bond			8.500% due 03/03/21 (Ê)	1,690	1,620
7.750% due 09/01/19 (Þ)	10	9	Asurion LLC Term Loan B4
7.750% due 09/01/20 (Þ)	144	138	5.000% due 08/04/22 (Ê)	1,232	1,223
7.750% due 09/01/23	100	95	Avaya, Inc. Term Loan B7
7.750% due 09/01/27 (Þ)	60	56	6.250% due 05/29/20 (Ê)	1,976	1,240
Series REGS			BBB Industries US Holdings, Inc. Term
7.750% due 09/01/20	100	96	Loan B
Uruguay Government International Bond			1.000% due 11/03/22 (Ê)(v)	250	233
4.375% due 10/27/27	110	113	Berlin Packaging LLC 2nd Lien Term
7.625% due 03/21/36	55	72	Loan
			7.750% due 10/01/22 (Ê)	1,000	945
Vale Overseas, Ltd.			BioScrip, Inc. Covenant-Lite 1st Lien
6.875% due 11/21/36	75	67	Term Loan B
Venezuela Government International			6.500% due 07/31/20 (Ê)	977	894
Bond
9.250% due 09/15/27	90	39	BioScrip, Inc. Covenant-Lite Term Loan
9.375% due 01/13/34	50	19	6.500% due 07/31/20 (Ê)	586	536
			Blue Coat Systems, Inc. Term Loan
Series REGS			4.500% due 05/26/22 (Ê)	498	494
6.000% due 12/09/20	100	36
9.000% due 05/07/23	57	22	BMC Software Finance, Inc. Term Loan
8.250% due 10/13/24	330	123	5.000% due 09/10/20 (Ê)	495	425
11.950% due 08/05/31	117	50	Brickman Group, Ltd. LLC Term Loan
			4.000% due 12/18/20 (Ê)	249	248
Vietnam Government International Bond			BWAY Holding Co. Covenant-Lite Term
Series REGS			Loan B
6.750% due 01/29/20	70	78	5.500% due 08/14/20 (Ê)	495	493
4.800% due 11/19/24	15	15	Caesars Entertainment Corp. 1st Lien
WPP Finance			Term Loan B
5.625% due 11/15/43	80	86	7.000% due 10/11/20 (Ê)	990	932
YPF SA			Camping World, Inc. Covenant-Lite 1st
8.500% due 03/23/21 (Þ)	40	42	Lien Term Loan B
			5.250% due 02/20/20 (Ê)	474	472
		26,488	CareCore National LLC Term Loan
Loan Agreements - 20.9%			5.500% due 03/06/21 (Ê)	370	343
99 Cents Only Stores LLC New Term			Cast & Crew Payroll LLC 2nd Lien Term
Loan			Loan
4.500% due 01/13/19 (Ê)	229	141	8.750% due 08/03/23 (Ê)	250	231
ABG Intermediate Holdings 2, LLC 1st
Lien Term Loan			CCO Safari III LLC Term Loan H
5.500% due 05/27/21 (Ê)	116	113	3.250% due 08/24/21 (Ê)	250	250
ABG Intermediate Holdings 2, LLC 2nd			Cengage Learning Acquisitions, Inc.
Lien Term Loan			Covenant-Lite 1st Lien Term Loan
9.000% due 05/27/22 (Ê)	250	240	7.000% due 03/31/20 (Ê)	486	483
Accuvant, Inc. 2nd Lien Term Loan			Charming Charlie, Inc. Term Loan B
10.000% due 01/28/23 (Ê)	900	847	9.000% due 12/24/19 (Ê)	256	192
Albertsons LLC Term Loan B4			Chemours Co. 1st Lien Term Loan B
5.500% due 08/25/21 (Ê)	997	1,000	3.750% due 05/22/22	496	482
Alvogen Pharmaceutical US, Inc. Term			Chrysler Group LLC 1st Lien Term
Loan			Loan B
6.000% due 04/02/22 (Ê)	1,483	1,479	3.250% due 12/31/18 (Ê)	581	581
American Airlines, Inc. Term Loan			Ciena Corp. Term Loan B
3.250% due 05/21/20 (Ê)	500	497	6.000% due 04/19/21	250	251
Ancestry.com, Inc. Term Loan B			Cincinnati Bell, Inc. 1st Lien Term
			Loan B
5.000% due 08/29/22 (Ê)	1,095	1,093	4.000% due 09/10/20 (Ê)	495	492
AP Gaming I LLC 1st Lien Term Loan B			Commercial Barge Line Co. 1st Kueb
9.250% due 12/20/20 (Ê)	247	231	Term Loan
Arctic Glacier USA, Inc. Covenant-Lite			9.750% due 11/12/20 (Ê)	223	192
Term Loan			Communications Sales & Leasing, Inc.
6.000% due 05/13/19 (Ê)	384	367	Covenant-Lite Term Loan B

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 619

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 10/16/22 (Ê)	993	973	7.500% due 05/16/20 (Ê)	495	429
Community Health Systems, Inc. Term			Kraton Polymers LLC Term Loan B
Loan B2			6.000% due 01/06/22 (Ê)	74	71
4.000% due 01/27/21 (Ê)	993	977	LTS Buyer LLC 2nd Lien Term Loan
Compuware Corp. Term Loan B2			8.000% due 04/01/21 (Ê)	470	465
6.250% due 12/15/21 (Ê)	990	949	Match Group, Inc. Term Loan B1
Connolly Corp. Covenant-Lite 2nd Lien
Term Loan			5.500% due 10/27/22 (Ê)	201	201
8.000% due 05/14/22 (Ê)	650	624	MCC Iowa LLC Term Loan H
CPI Card Group, Inc. Covenant-Lite			3.250% due 01/29/21 (Ê)	495	494
Term Loan B			McJunkin Red Man Corp. New Term
5.500% due 08/17/22 (Ê)	180	180	Loan
Creative Artists Agency LLC Covenant-			4.750% due 11/09/19 (Ê)	70	68
Lite Term Loan B			Media General, Inc. 1st Lien Term Loan
5.500% due 12/17/21 (Ê)	249	248	B
Crowne Group LLC 1st Lien Term Loan			4.000% due 07/31/20 (Ê)	462	462
6.000% due 09/30/20 (Ê)	247	238	Mergermarket USA, Inc. 1st Lien Term
			Loan
Dell International LLC Term Loan B2			4.500% due 02/04/21 (Ê)	885	872
4.000% due 04/29/20 (Ê)	493	493	MGM Growth Properties LLC Term Loan
Eastman Kodak Co. Exit Term Loan			4.000% due 04/01/23	250	251
7.250% due 09/03/19 (Ê)	247	235	MSC.Software Corp. 1st Lien Term Loan
EnergySolutions LLC Term Loan			5.000% due 05/29/20 (Ê)	495	470
6.750% due 05/29/20 (Ê)	125	121	National Vision, Inc. Covenant-Lite 2nd
eResearchTechnology, Inc. Term Loan B			Lien Term Loan
7.000% due 05/11/22 (Ê)	496	496	6.750% due 03/13/22 (Ê)	1,280	1,149
First Data Corp. Term Loan B			Navistar, Inc. 1st Lien Term Loan B
4.425% due 07/10/22 (Ê)	1,000	1,000	6.500% due 08/07/20 (Ê)	249	234
Foundational Building Materials, LLC			NBTY, Inc. Term Loan B
2nd Lien Term Loan			1.000% due 04/26/23 (v)	250	251
11.500% due 09/17/23 (Ê)	590	549	Neptune Finco Corp. Term Loan B
FPC Holdings, Inc. 1st Lien Term Loan			5.000% due 10/09/22 (Ê)	750	752
5.250% due 11/27/19 (Ê)	495	425	New Millennium Holding Co., Inc. Exit
FULLBEAUTY Brands Holding Corp.			Term Loan
2nd Lien Term Loan			7.500% due 12/21/20 (Ê)	85	63
10.000% due 09/22/23	250	214	nTelos, Inc. Term Loan B
FULLBEAUTY Brands, Inc. 1st Lien
Term Loan			5.750% due 11/09/19 (Ê)	204	203
5.750% due 09/22/22	625	603	Numericable US LLC Term Loan B6
GENEX Holdings, Inc. 2nd Lien Term			4.750% due 02/10/23 (Ê)	249	249
Loan			Numericable US LLC Term Loan B7
8.750% due 05/30/22 (Ê)	250	234	5.000% due 01/31/24 (Ê)	250	251
Genoa a QoL Healthcare Co LLC 2nd			Ocwen Loan Servicing LLC Term Loan B
Lien Term Loan			5.500% due 02/15/18 (Ê)	507	496
8.750% due 04/30/23 (Ê)	474	450	Opal Acquisition, Inc. 1st Lien Term
Getty Images, Inc. Covenant-Lite Term			Loan B
Loan B			5.000% due 11/27/20 (Ê)	1,532	1,341
4.750% due 10/18/19 (Ê)	990	745
GTCR Valor Cos., Inc. 1st Lien Term			OSG Bulk Ships, Inc. Term Loan
Loan			5.250% due 08/05/19 (Ê)	96	91
6.000% due 05/30/21 (Ê)	746	742	Patterson Co. 2nd Lien Term Loan
Houghton Mifflin Harcourt Publishers,			8.750% due 08/28/23 (Ê)	590	578
Inc. Term Loan B			PET Acquisition Merger Sub LLC Term
4.000% due 05/29/21 (Ê)	496	484	Loan B1
Informatica Corp. 1st Lien Term Loan			8.250% due 01/26/23 (Ê)	249	251
4.000% due 06/03/22 (Ê)	249	245	PowerTeam Services, LLC Covenant-Lite
			2nd Lien Term Loan
IPC Corp. 2nd Lien Term Loan			8.250% due 11/06/20 (Ê)	250	240
10.500% due 02/06/22 (Ê)	250	199	Pre-Paid Legal Services, Inc. 2nd Lien
J Crew Group, Inc. Covenant-Lite Term			Term Loan
Loan B			10.250% due 07/01/20 (Ê)	250	247
4.000% due 03/05/21 (Ê)	99	79	Prime Security Services Borrower LLC
Jill Acquisition LLC Term Loan			Term Loan
6.000% due 05/04/22	521	511	1.000% due 04/21/22 (Ê)(v)	125	125
Koosharem LLC Term Loan

See accompanying notes which are an integral part of the financial statements.

620 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
RentPath, Inc. Covenant-Lite 1st Lien			5.250% due 06/26/21 (Ê)		124	123
Term Loan			Zebra Technologies Corp. Term Loan
6.250% due 12/17/21 (Ê)	990	876	4.750% due 10/27/21 (Ê)		1,364	1,374
ROC Finance LLC Term Loan
5.000% due 06/20/19 (Ê)	1,646	1,561				57,103
Rovi Solutions Corp. Syndicated Loans			Mortgage-Backed Securities - 0.1%
Covenant-Lite Term Loan B			Commercial Mortgage Trust
3.750% due 07/02/21 (Ê)	124	120	Series 2014-KYO Class A
Royal Holdings, Inc. Term Loan			1.338% due 06/11/27 (Ê)(Þ)		150	150
8.500% due 06/19/23 (Ê)	390	368	JPMorgan Chase Commercial Mortgage
RPI Finance Trust Term Loan B4			Securities Trust
3.500% due 12/11/20	245	246	Series 2006-LDP9 Class A3
Scientific Games International, Inc. Term			5.336% due 05/15/47		68	69
Loan B2			Morgan Stanley Re-REMIC Trust
6.000% due 10/01/21 (Ê)	1,485	1,460	Series 2010-GG10 Class A4B
SCS Holdings, Inc. 1st Lien Term Loan			5.989% due 08/15/45 (Å)		150	154
6.000% due 10/30/22 (Ê)	494	495				373
SeaWorld Parks & Entertainment, Inc.			Non-US Bonds - 6.3%
Incremental Term Loan B3			Abbey National Treasury Serices PLC
4.000% due 05/14/20 (Ê)	441	440	0.875% due 01/13/20	EUR	170	195
Signode Industrial Group US, Inc.
Covenant-Lite 1st Lien Term Loan B			ABN AMRO Bank NV
3.750% due 05/01/21 (Ê)	111	110	2.875% due 06/30/25	EUR	100	118
SIRVA Worldwide, Inc. Term Loan			Alimentation Couche-Tard, Inc.
7.500% due 03/27/19 (Ê)	375	354	Series 2
SolarWinds Holdings, Inc. Term Loan			3.319% due 11/01/19	CAD	170	140
6.500% due 02/05/23 (Ê)	1,400	1,399	Allianz Finance II BV
Solera LLC Term Loan B			5.750% due 07/08/41	EUR	200	267
5.750% due 03/04/23 (Ê)	236	237	Aquarius & Investments PLC for Zurich
Spectrum Brands, Inc. Covenant-Lite			Insurance Co., Ltd.
Term Loan			4.250% due 10/02/43	EUR	135	172
3.500% due 06/23/22 (Ê)	421	422	Aviva PLC
Staples Escrow LLC Term Loan			6.625% due 06/03/41	GBP	100	157
4.750% due 02/02/22 (Ê)	500	501	3.875% due 07/03/44	EUR	100	112
Steak N' Shake Operations, Inc. Term			AXA SA
Loan			5.250% due 04/16/40	EUR	150	190
4.750% due 03/19/21 (Ê)	250	245	Bank Nederlandse Gemeenten NV
Sterling Midco Holdings, Inc. 2nd Lien			Series EMTN
Covenant-Lite Term Loan			3.000% due 10/25/21	EUR	75	100
8.750% due 06/19/23 (Ê)	660	629	BMW Finance NV
The Active Network, Inc. 1st Lien Term
Loan			3.625% due 01/29/18	EUR	70	85
5.500% due 11/15/20 (Ê)	495	470	BNP Paribas SA
Tribune Media Co. Term Loan			5.750% due 01/24/22	GBP	75	122
3.750% due 12/27/20 (Ê)	496	495	2.375% due 02/17/25	EUR	100	115
TruGreen Limited Partnership 1st Lien			Brazil Letras do Tesouro Nacional
Term Loan B			Series LTN
6.500% due 03/29/23	250	251	Zero coupon due 01/01/19	BRL	2,450	521
TTM Technologies, Inc. 1st Lien Term			0.010% due 07/01/19	BRL	300	60
Loan			Brazil Notas do Tesouro Nacional Serie B
6.000% due 05/07/21	458	449
U.S. Renal Care, Inc. 2nd Lien Cov-Lite			Series NTNB
Term Loan			6.000% due 05/15/35	BRL	70	59
9.000% due 11/16/23 (Ê)	1,080	1,080	6.000% due 08/15/50	BRL	160	134
Valeant Pharmaceuticals International,			Brazil Notas do Tesouro Nacional Serie F
Inc. 1st Lien Term Loan B			Series NTNF
5.000% due 04/02/22 (Ê)	979	954	10.000% due 01/01/23	BRL	790	212
Western Digital Corp. Term Loan B			10.000% due 01/01/25	BRL	1,360	360
1.000% due 03/16/23 (v)	125	122	Bundesrepublik Deutschland
William Morris Endeavor Entertainment			1.500% due 05/15/24	EUR	120	154
LLC Covenant-Lite Term Loan
5.250% due 05/06/21 (Ê)	495	494	Series 2007
World Endurance Holdings Term Loan			4.250% due 07/04/39	EUR	110	213
			Carrefour SA

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 621

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
1.750% due 07/15/22	EUR	100	122	Series M 20
Centrica PLC				10.000% due 12/05/24	MXN	9,762	731
4.375% due 03/13/29	GBP	100	160	Series M 30
Claris ABS				10.000% due 11/20/36	MXN	1,022	84
Series 2012-1 Class REGS				Series M
0.354% due 10/31/60 (Ê)	EUR	53	60	5.000% due 12/11/19	MXN	9,297	541
Colombian TES				Muenchener Rueckversicherungs-
Series B				Gesellschaft AG in Muenchen
5.000% due 11/21/18	COP	285,000	95	6.000% due 05/26/41	EUR	100	136
10.000% due 07/24/24	COP	1,434,000	567	NWEN Finance PLC
6.000% due 04/28/28	COP	431,000	126	5.875% due 06/21/21	GBP	100	155
Enel Finance International NV				Peruvian Government International Bond
5.625% due 08/14/24	GBP	80	139	Series REGS
5.750% due 09/14/40	GBP	50	92	6.950% due 08/12/31	PEN	50	16
Fonterra Co.-operative Group, Ltd.				6.900% due 08/12/37	PEN	470	145
4.500% due 06/30/21	AUD	200	157	Philippine Government Bond
Hungary Government Bond				Series 1060
Series 17/A				3.625% due 09/09/25	PHP	3,000	64
6.750% due 11/24/17	HUF	14,900	59	Poland Government Bond
Series 19/A				Series 0420
6.500% due 06/24/19	HUF	53,720	227	1.500% due 04/25/20	PLN	250	64
Series 20/B				Series 0718
3.500% due 06/24/20	HUF	7,270	28	2.500% due 07/25/18	PLN	90	24
Series 23/A				Series 0922
6.000% due 11/24/23	HUF	29,320	131	5.750% due 09/23/22	PLN	1,500	468
Series 25/B				Series 1020
5.500% due 06/24/25	HUF	38,840	168	5.250% due 10/25/20	PLN	160	48
Iberdrola Finanzas SAU				Poland Government International Bond
6.000% due 07/01/22	GBP	50	88	Series 0725
Indonesia Treasury Bond				3.250% due 07/25/25	PLN	1,000	269
Series FR56				Province of Manitoba Canada
8.375% due 09/15/26	IDR	1,384,000	110	4.400% due 09/05/25	CAD	165	153
Series FR69				Province of Ontario Canada
7.875% due 04/15/19	IDR	1,364,000	105	1.950% due 01/27/23	CAD	125	100
Series FR70				4.650% due 06/02/41	CAD	80	81
8.375% due 03/15/24	IDR	2,760,000	218	Residential Mortgage Securities 22 PLC
Series FR71				Series 2006-22X Class A3A
9.000% due 03/15/29	IDR	8,872,000	731	0.944% due 11/14/39 (Ê)	GBP	16	22
Series FR73				Romania Government Bond
8.750% due 05/15/31	IDR	2,439,000	199	4.750% due 02/24/25	RON	825	228
				Romanian Government International
ING Bank NV				Bond
Series EMTM				Series EMTN
3.625% due 02/25/26	EUR	100	123	2.875% due 10/28/24	EUR	50	60
Kelda Finance No. 3 PLC				RTE Reseau de Transport d'Electricite
Series REGS				SA
5.750% due 02/17/20	GBP	100	155	1.625% due 10/08/24	EUR	100	121
KFW				2.750% due 06/20/29	EUR	100	129
1.625% due 01/15/21	EUR	25	31	Russian Federal Bond - OFZ
Malaysia Government International Bond				Series 6205
Series 0114				7.600% due 04/14/21	RUB	3,400	50
4.181% due 07/15/24	MYR	1,670	435	Series 6209
Series 0115				7.600% due 07/20/22	RUB	6,540	95
3.955% due 09/15/25	MYR	1,070	274	Series 6211
Series 0210				7.000% due 01/25/23	RUB	13,100	185
4.012% due 09/15/17	MYR	240	62	Series 6215
Series 0414				7.000% due 08/16/23	RUB	24,860	349
3.654% due 10/31/19	MYR	420	108	Russian Federation Government
Mexican Bonos				Bond-OFZ

See accompanying notes which are an integral part of the financial statements.

622 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 6208				Total Long-Term Investments
7.500% due 02/27/19	RUB	16,030	238	(cost $155,942)		152,774
Santander Issuances SAU				Common Stocks - 33.6%
2.500% due 03/18/25	EUR	100	111	Consumer Discretionary - 2.4%
SGSP Australia Assets Pty, Ltd.				Aimia, Inc.	2,526	17
Series EMTN				Amazon.com, Inc.(Æ)	24	16
2.000% due 06/30/22	EUR	100	118	Barratt Developments PLC(Æ)	20,694	161
Siviglia SPV SRL				Brinker International, Inc.	324	15
Series 2012-1 Class A				Comcast Corp. Class A(Æ)	468	28
0.498% due 10/25/55 (Ê)	EUR	60	68	Daimler AG(Æ)	2,590	180
Societe Generale SA				Diageo PLC	14,494	392
2.625% due 02/27/25	EUR	100	114	Dogus Otomotiv Servis ve Ticaret AS(Æ)	3,654	16
South Africa Government International				Fitbit, Inc. Class A(Æ)	12,286	224
Bond				Flight Centre, Ltd.(Æ)	4,436	132
Series R186				Gap, Inc. (The)	5,152	119
10.500% due 12/21/26	ZAR	10,280	797	Grupo Televisa SAB - ADR	11,849	346
Series R203				Hilton Worldwide Holdings, Inc.	3,741	83
8.250% due 09/15/17	ZAR	2,480	175	Home Depot, Inc. (The)	2,241	300
Series R214				Honda Motor Co., Ltd.	12,600	335
6.500% due 02/28/41	ZAR	4,350	215	Hyundai Motor Co.	4,649	584
Standard Chartered PLC				L Brands, Inc.(Æ)	265	21
4.000% due 10/21/25	EUR	100	114	Lamar Advertising Co. Class A(ö)	818	51
Telefonica Emisiones SAU				Las Vegas Sands Corp.	1,324	60
5.375% due 02/02/26	GBP	50	85	Matas A/S	11,553	220
Telstra Corp., Ltd.				MC Group PCL(Æ)	39,200	15
4.500% due 11/13/18	AUD	170	134	McDonald's Corp.	3,168	401
Tesco PLC				Michael Kors Holdings, Ltd.(Æ)	2,345	121
5.000% due 03/24/23	GBP	120	183	Next PLC	1,219	91
Thailand Government International Bond				Pacific Textiles Holdings, Ltd.	11,000	14
3.875% due 06/13/19	THB	7,400	227	Pandora Media, Inc.(Æ)	25,849	257
3.850% due 12/12/25	THB	18,890	638	Peak Sport Products Co., Ltd.(Æ)	57,000	16
Turkey Government Bond				Pearson PLC	3,565	42
8.000% due 03/12/25	TRY	1,900	635	Persimmon PLC Class A(Æ)	5,742	167
Series 5Y				Polaris Industries, Inc.	688	67
6.300% due 02/14/18	TRY	1,170	400	Priceline Group, Inc. (The)(Æ)	21	28
United Kingdom Gilt				RAI Way SpA(Þ)	5,461	28
3.250% due 01/22/44	GBP	25	43	Regal Entertainment Group Class A	6,148	128
Unitymedia GmbH				Sankyo Co., Ltd.(Æ)	2,100	80
Series REGS				SATS, Ltd.	52,200	159
3.750% due 01/15/27	EUR	100	103	Secom Co., Ltd.(Æ)	2,861	219
Virgin Media Finance PLC				ServiceMaster Global Holdings, Inc.(Æ)	384	15
Series 144a				Shaw Communications, Inc. Class B	5,796	107
6.375% due 10/15/24 (Þ)	GBP	100	148	Shingakukai Co., Ltd.(Æ)	15,784	77
WPP Finance Deutschland GmbH				Singapore Press Holdings, Ltd.	43,900	132
1.625% due 03/23/30	EUR	100	108	Skechers U.S.A., Inc. Class A(Æ)	1,918	63
			17,228	Societe Television Francaise 1(Æ)	11,767	142
United States Government Agencies - 0.1%				Springland International Holdings, Ltd.	78,000	14
United States Treasury Notes				(Æ)
1.250% due 03/31/21		260	259	Starbucks Corp.	1,679	94
2.500% due 02/15/46		35	34	Tatts Group, Ltd.(Æ)	32,947	94
			293	Taylor Wimpey PLC	65,176	176
United States Government Treasuries - 0.2%				Television Broadcasts, Ltd.	4,200	16
United States Treasury Notes				Thomson Reuters Corp.	4,116	169
1.500% due 12/31/18		375	381	TJX Cos., Inc.	207	16
2.875% due 05/15/43		130	136	Toyota Motor Corp.(Æ)	300	15
2.500% due 02/15/45		20	20	Vivendi SA - ADR	5,107	98
				Wal-Mart Stores, Inc.	1,804	121
			537	Walt Disney Co. (The)	271	28

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 623

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wesfarmers, Ltd.	4,610	149	Helmerich & Payne, Inc.	2,086	138
		6,659	Husky Energy, Inc.	6,023	76
			Kinder Morgan, Inc.	15,363	273
Consumer Staples - 3.3%			Lukoil PJSC - ADR	2,040	87
Altria Group, Inc.	7,591	476	Marathon Oil Corp.	2,668	38
Astarta Holding NV(Æ)	5,081	63	New Hope Corp., Ltd.(Æ)	84,386	92
BrasilAgro - Co. Brasileira de			NextEra Energy Partners, LP	1,723	50
	4,861	17
Propriedades Agricolas(Æ)			Occidental Petroleum Corp.	2,969	227
British American Tobacco PLC	5,980	365	Royal Dutch Shell PLC Class A	18,241	480
China Yurun Food Group, Ltd.(Æ)	466,000	79	Royal Dutch Shell PLC Class A
CK Hutchison Holdings, Ltd.(Æ)	16,719	200	- ADR(Æ)	4,215	223
Clorox Co. (The)	1,152	144	Spectra Energy Corp.	3,895	122
Coca-Cola Co. (The)	27,035	1,211	Statoil ASA Class N	14,289	251
Colgate-Palmolive Co.	458	33	Targa Resources Corp.	2,607	105
Constellation Brands, Inc. Class A	649	101	TGS Nopec Geophysical Co. ASA - ADR	4,395	73
Dr Pepper Snapple Group, Inc.	640	58	Total SA	5,315	269
Golden Agri-Resources, Ltd.(Æ)	730,000	216	Tupras Turkiye Petrol Rafinerileri AS(Æ)	592	16
Imperial Tobacco Group PLC	4,476	243	Ultrapar Participacoes SA	4,399	93
Japan Tobacco, Inc.	2,200	90	Vermilion Energy, Inc.	5,259	181
JM Smucker Co. (The)	117	15	Washington H Soul Pattinson & Co.,	4,220	52
Kernel Holding SA(Æ)	2,365	32	Ltd.(Æ)
Kimberly-Clark Corp.	1,677	210	Williams Cos., Inc. (The)	8,610	167
KT&G Corp.(Æ)	1,271	137	Woodside Petroleum, Ltd.	5,998	128
MHP SA - GDR	22,775	210			6,466
PepsiCo, Inc.	10,383	1,069
Philip Morris International, Inc.	4,528	444	Financial Services - 7.5%
Procter & Gamble Co. (The)	16,620	1,332	Activia Properties, Inc.(ö)	12	65
Reynolds American, Inc.	8,377	416	ADO Properties SA(Æ)(Þ)	1,070	35
Rite Aid Corp.(Æ)	7,342	59	Aflac, Inc.	1,968	136
SLC Agricola SA(Æ)	14,777	67	Alexandria Real Estate Equities, Inc.(ö)	718	67
Stock Spirits Group PLC	100,142	236	Allianz SE	707	120
			Allied Properties Real Estate Investment
Swedish Match AB(Æ)	16,846	534		3,080	87
			Trust(ö)
Sysco Corp.	5,196	239	Allied World Assurance Co. Holdings
Unilever NV	7,462	328	AG	2,018	72
Unilever PLC	3,318	149	Ally Financial, Inc.(Æ)	24,026	428
Woolworths, Ltd.(Æ)	6,642	111	alstria office REIT-AG(Æ)(ö)	2,192	31
		8,884	American Capital Agency Corp.(ö)	7,591	139
			American Financial Group, Inc.	715	49
Energy - 2.4%			American Tower Corp.(ö)	392	41
Antero Resources Corp.(Æ)	2,319	66	AmTrust Financial Services, Inc.	1,274	32
APA Group	14,319	95	Apartment Investment & Management	3,771	151
ARC Resources, Ltd.	11,428	193	Co. Class A(ö)
			Apple Hospitality REIT, Inc.(ö)	5,827	110
Areva SA(Æ)	8,446	44	Arthur J Gallagher & Co.	2,554	118
BP PLC	12,538	69	ASX, Ltd. - ADR(Æ)	3,783	126
BP PLC - ADR	15,619	524	Australia & New Zealand Banking
Cenovus Energy, Inc.	16,190	257	Group, Ltd. - ADR	880	16
Cheniere Energy Partners, LP Holdings	4,994	97	AvalonBay Communities, Inc.(ö)	85	15
LLC(Æ)			AXA SA	6,757	170
Chevron Corp.	2,197	224	Axis Capital Holdings, Ltd.	1,876	100
Cloud Peak Energy, Inc.(Æ)	14,502	32	Beni Stabili SpA SIIQ(ö)	43,221	32
CONSOL Energy, Inc.	13,833	208	Berkshire Hathaway, Inc. Class B(Æ)	514	75
Devon Energy Corp.	4,585	159	Big Yellow Group PLC(ö)	8,185	96
Enterprise Products Partners, LP	8,155	218	BlackRock, Inc. Class A	310	110
ERG SpA	2,893	38	British Land Co. PLC (The)(ö)	4,689	49
Exxon Mobil Corp.	5,165	457	Brixmor Property Group, Inc.(ö)	5,134	130
Gazprom PAO	25,100	65	Buwog AG(Æ)	1,536	32
Gazprom PAO - ADR	91,817	476	Canadian Imperial Bank of Commerce	1,778	144
Hanergy Thin Film Power Group, Ltd.
(Æ)	205,123	103	CapitaLand Mall Trust Class A(Æ)(ö)	38,000	58

See accompanying notes which are an integral part of the financial statements.

624 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Care Capital Properties, Inc.(ö)	665	18	Hulic Reit, Inc.(ö)	49	85
Chesapeake Lodging Trust	2,000	53	Immofinanz AG(Æ)	20,472	48
Cheung Kong Property Holdings, Ltd.	39,000	266	ING Groep NV	3,072	38
China Construction Bank Corp. Class H	73,000	46	Insurance Australia Group, Ltd.(Æ)	42,428	186
Chubb, Ltd.	1,001	118	Intact Financial Corp.	905	67
CI Financial Corp.	4,975	110	Intesa Sanpaolo SpA	8,125	23
Cincinnati Financial Corp.	2,121	140	Invincible Investment Corp.(Æ)(ö)	56	42
CIT Group, Inc.	14,329	495	Iron Mountain, Inc.(ö)	7,487	273
Citizens Financial Group, Inc.	15,804	361	Japan Prime Realty Investment Corp.(ö)	14	62
CME Group, Inc. Class A	1,384	127	Japan Retail Fund Investment Corp.(ö)	22	54
Colony Capital, Inc.	1,000	26	JPMorgan Chase & Co.	922	58
Commonwealth Bank of Australia - ADR	2,162	121	Keppel REIT(Æ)(ö)	30,100	23
Corporate Office Properties Trust(ö)	2,708	70	Kilroy Realty Corp.(ö)	2,405	156
Corrections Corp. of America(ö)	6,968	212	Kimco Realty Corp.(ö)	1,201	34
Cousins Properties, Inc.(ö)	5,626	58	Klepierre - GDR(Æ)(ö)	5,235	247
CPN Retail Growth Leasehold Property	53,200	31	Lazard, Ltd. Class A	3,766	136
Fund(Æ)			Liberty Property Trust(Æ)(ö)	796	28
Crown Castle International Corp.(ö)	994	86	Link REIT(ö)	16,500	100
DDR Corp.(ö)	7,566	146	Lloyds Banking Group PLC	350,662	345
Deutsche Wohnen AG	2,123	65	LondonMetric Property PLC(ö)	17,059	40
Dexus Property Group(ö)	13,266	85	MasterCard, Inc. Class A	593	57
Digital Realty Trust, Inc.(ö)	1,392	122	Mercury General Corp.	2,185	116
Douglas Emmett, Inc.(ö)	2,070	67	Merlin Properties Socimi SA(Æ)(ö)	3,915	46
Dundee Corp. Class A(Æ)	18,242	91	Mid-America Apartment Communities,
DuPont Fabros Technology, Inc.(ö)	3,550	120	Inc.(ö)	1,217	116
Education Realty Trust, Inc.(ö)	1,623	65	Mitsubishi Estate Co., Ltd.(Æ)	6,000	114
Empire State Realty Trust, Inc. Class	4,131	76	Mitsui Fudosan Co., Ltd.(Æ)	6,000	144
A(ö)			Moscow Exchange MICEX-RTS PJSC	71,702	113
Endurance Specialty Holdings, Ltd.	1,873	120	Muenchener Rueckversicherungs-
Equity LifeStyle Properties, Inc. Class				1,229	228
	553	38	Gesellschaft AG in Muenchen(Æ)
A(ö)			National Australia Bank, Ltd. - ADR	778	16
Erie Indemnity Co. Class A	547	52	National Retail Properties, Inc.(ö)	1,824	54
Essex Property Trust, Inc.(ö)	805	177	Natixis SA	2,828	16
Etalon Group, Ltd. - GDR	38,847	89	Nippon Prologis REIT, Inc.(ö)	30	72
Extra Space Storage, Inc.(ö)	995	85	Nomura Real Estate Master Fund, Inc.
Fifth Third Bancorp	9,989	183	(Æ)(ö)	66	103
Forest City Realty Trust, Inc. Class A(Æ)	2,335	49	Nordea Bank AB(Æ)	5,886	57
(ö)			NorthStar Asset Management Group, Inc.	16,931	211
Four Corners Property Trust, Inc.(ö)	9,786	174	NSI NV(ö)	7,515	36
GAM Holding AG(Æ)	6,699	87	Old Republic International Corp.	834	15
Gaming and Leisure Properties, Inc.(ö)	1,998	65	Omega Healthcare Investors, Inc.(ö)	6,019	203
General Growth Properties, Inc.(ö)	518	15	PacWest Bancorp	2,770	111
Genworth MI Canada, Inc.	8,426	218	Pebblebrook Hotel Trust(ö)	873	24
Global Logistic Properties, Ltd.	32,741	46	Pennsylvania Real Estate Investment
Great-West Lifeco, Inc.	4,505	133	Trust(ö)	1,939	51
Guoco Group, Ltd.	3,000	33	People's United Financial, Inc.	7,641	118
H&R Real Estate Investment Trust(ö)	923	16	ProAssurance Corp.	794	38
Hammerson PLC(ö)	28,191	241	Progressive Corp. (The)(Æ)	2,956	96
Hang Seng Bank, Ltd.	8,800	159	Prologis, Inc.(ö)	1,034	47
Hannover Rueck SE	984	112	PS Business Parks, Inc.(Æ)	4,065	106
Hatteras Financial Corp.(ö)	9,086	144	Public Storage(ö)	972	238
HCP, Inc.(ö)	2,700	91	QTS Realty Trust, Inc. Class A(ö)	1,116	54
Healthcare Trust of America, Inc. Class	1,767	51	Ramco-Gershenson Properties Trust(ö)	3,386	60
A(ö)			Realty Income Corp.(ö)	636	38
Hiscox, Ltd.	3,785	50	Retail Properties of America, Inc.(Æ)	1,396	37
Hispania Activos Inmobiliarios SA(Æ)	2,185	32	Retail Properties of America, Inc. Class
Hongkong Land Holdings, Ltd.	13,700	87	A(ö)	2,236	36
Hospitality Properties Trust(ö)	2,409	62	Royal Bank of Scotland Group PLC(Æ)	42,833	144
Host Hotels & Resorts, Inc.(ö)	3,395	54	Sberbank of Russia PJSC Class T	22,120	42
HSBC Holdings PLC	15,236	101	Sberbank of Russia PJSC - ADR	43,755	351

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 625

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Scentre Group(ö)	36,874	131	Pfizer, Inc.	39,382	1,288
SCOR SE - ADR	3,487	119	Protek OJSC(Æ)	26,700	38
Segro PLC(ö)	11,411	70	Roche Holding AG(Æ)	1,514	383
Simon Property Group, Inc.(ö)	1,744	351	Sanofi - ADR	4,629	382
Singapore Exchange, Ltd.	35,200	197	Sonic Healthcare, Ltd.(Æ)	5,591	82
SL Green Realty Corp.(ö)	922	97	Stryker Corp.	2,855	311
Sompo Japan Nipponkoa Holdings, Inc.	8,494	220	Takeda Pharmaceutical Co., Ltd.(Æ)	2,500	119
(Æ)			Taro Pharmaceutical Industries, Ltd.(Æ)	109	15
Spirit Realty Capital, Inc.(ö)	22,364	256	UnitedHealth Group, Inc.	117	15
Sprott, Inc.	134,174	292	Veeva Systems, Inc. Class A(Æ)	1,577	43
STORE Capital Corp.(ö)	2,337	60
Sun Communities, Inc.(ö)	1,792	122			7,128
Sun Hung Kai Properties, Ltd.(Æ)	14,000	175
Svenska Handelsbanken AB Class A(Æ)	11,281	150	Materials and Processing - 2.0%
			Agrium, Inc.(Æ)	1,133	98
Tanger Factory Outlet Centers, Inc.(ö)	2,483	87	Amcor, Ltd. Class A	9,387	110
Tokyo Tatemono Co., Ltd.	5,500	71	Barrick Gold Corp.	17,630	341
Travelers Cos., Inc. (The)	989	109	BASF SE	1,956	162
Tryg A/S	8,225	155	BHP Billiton, Ltd. - ADR(Æ)	14,188	222
Two Harbors Investment Corp.(ö)	38,876	304	Cameco Corp. Class A	38,025	476
UDR, Inc.(ö)	5,040	176	Dongyue Group(Æ)	122,000	22
Unibail-Rodamco SE(ö)	792	212	Dow Chemical Co. (The)	4,407	232
UNITE Group PLC (The)(Æ)	4,169	39	Dundee Precious Metals, Inc.(Æ)	49,706	110
Uranium Participation Corp.(Æ)	51,985	191	Gabriel Resources, Ltd.(Æ)	107,969	18
Urstadt Biddle Properties, Inc.	2,125	56	Goldcorp, Inc.	8,705	175
Ventas, Inc.(ö)	320	20	Greatview Aseptic Packaging Co., Ltd.
VEREIT, Inc.(ö)	14,872	188	(Æ)	54,000	27
Vicinity Centres(Æ)(ö)	64,838	163	Impala Platinum Holdings, Ltd.(Æ)	48,805	204
Visa, Inc. Class A	410	32	Ivanhoe Mines, Ltd. Class A(Æ)	207,341	172
Vornado Realty Trust(Æ)(ö)	5,111	244	James Hardie Industries PLC	6,396	90
Waddell & Reed Financial, Inc. Class A	1,090	22	Kingboard Laminates Holdings, Ltd.(Æ)	87,500	45
Warsaw Stock Exchange(Æ)	1,488	15	Kinross Gold Corp.(Æ)	75,880	432
Wells Fargo & Co.	22,239	1,111	Lundin Gold, Inc.(Æ)	44,604	208
Welltower, Inc.(ö)	5,574	387	LyondellBasell Industries NV Class A	174	14
Wereldhave NV(ö)	1,711	88	Masco Corp.	1,085	33
Westpac Banking Corp.	7,252	171	Mosaic Co. (The)	5,130	144
WP Carey, Inc.(ö)	1,630	100	New Gold, Inc.(Æ)	17,457	82
XL Group PLC Class A	3,643	119	Newcrest Mining, Ltd.(Æ)	34,959	512
Zions Bancorporation	6,825	188	Nickel Asia Corp.(Æ)	146,200	16
Zurich Insurance Group AG(Æ)	41	9	Nippon Fine Chemical Co., Ltd.(Æ)	10,741	73
		20,623	Nitto FC Co., Ltd.(Æ)	17,085	142
			Northern Dynasty Minerals, Ltd.(Æ)	103,130	43
Health Care - 2.6%			Novagold Resources, Inc.(Æ)	10,662	69
AbbVie, Inc.	2,211	135	Packaging Corp. of America	612	40
Acadia Healthcare Co., Inc.(Æ)	1,282	81	Rio Tinto PLC	582	20
As One Corp.(Æ)	2,981	108	Royal Gold, Inc.	4,991	313
AstraZeneca PLC	2,543	146	Seabridge Gold, Inc.(Æ)	1,252	18
AstraZeneca PLC - ADR	6,271	182	Siemens AG(Æ)	1,550	162
Bristol-Myers Squibb Co.	1,874	135	Silver Standard Resources, Inc.(Æ)	11,473	108
Centene Corp.(Æ)	669	42	Silver Wheaton Corp.(Æ)	8,296	174
Eli Lilly & Co.	1,448	109	Sociedad Quimica y Minera de Chile	1,724	36
GlaxoSmithKline PLC - ADR(Æ)	42,824	912	SA - ADR
Illumina, Inc.(Æ)	211	29	Tahoe Resources, Inc.	5,056	71
Johnson & Johnson	13,434	1,506	Turquoise Hill Resources, Ltd.(Æ)	44,847	134
Medikit Co., Ltd.(Æ)	621	22	USG Corp.(Æ)	1,300	35
Merck & Co., Inc.	6,077	333	Yara International ASA	2,614	105
Millennium Health LLC(Æ)	2,491	15			5,488
Nakanishi, Inc.	1,520	49
Novartis AG(Æ)	8,480	648	Producer Durables - 4.9%
			3M Co.	1,168	196

See accompanying notes which are an integral part of the financial statements.

626 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Abertis Infraestructuras SA(Æ)	13,035	220	Promotora y Operadora de	3,878	49
Accenture PLC Class A(Æ)	2,053	232	Infraestructura SAB de CV(Æ)
Aena SA(Æ)(Þ)	1,341	192	Protek OJSC(Æ)	11,800	17
AerCap Holdings NV(Æ)	764	31	Raytheon Co.	833	105
Aeroports de Paris	982	124	RR Donnelley & Sons Co.	12,805	223
Alaska Air Group, Inc.	260	18	Safe Bulkers, Inc.	18,999	24
American Airlines Group, Inc.	2,944	102	Secom Joshinetsu Co., Ltd.(Æ)	4,402	137
Atlantia SpA	14,381	401	SIA Engineering Co., Ltd.	44,100	124
Auckland International Airport, Ltd.(Æ)	72,952	313	Singapore Airlines, Ltd.	12,100	103
Automatic Data Processing, Inc.	2,382	211	Skanska AB Class B(Æ)	6,881	151
Babcock & Wilcox Co. (The) Class W	6,097	204	SkyWest, Inc.	9,755	229
BAE Systems PLC(Æ)	47,949	335	Tecnicas Reunidas SA	2,742	93
BBA Aviation PLC(Æ)	35,960	105	Transurban Group - ADR(Æ)	65,932	580
Boeing Co. (The)	1,680	226	Trinity Industries, Inc.	3,166	62
Brambles, Ltd.(Æ)	7,735	73	Tsakos Energy Navigation, Ltd.	24,517	156
Canon, Inc.	8,929	250	Union Pacific Corp.	1,114	97
Cobham PLC(Æ)	132,036	298	United Continental Holdings, Inc.(Æ)	649	30
ComfortDelGro Corp., Ltd.	38,200	82	United Parcel Service, Inc. Class B	3,248	341
Cummins, Inc.	1,236	145	United Rentals, Inc.(Æ)	362	24
Danone SA	8,648	606	United Technologies Corp.	1,316	137
Delta Air Lines, Inc.	318	13	Vinci SA	2,728	204
Deutsche Post AG	3,862	113	Waste Management, Inc.	2,105	124
Diana Shipping, Inc.(Æ)	14,892	52	West Japan Railway Co.(Æ)	2,100	126
Eaton Corp. PLC	2,085	132	Wharf Holdings, Ltd. (The)(Æ)	17,000	92
Emerson Electric Co.	4,814	263			13,312
Ferrovial SA(Æ)	5,449	118
Flughafen Zuerich AG(Æ)	360	331	Technology - 3.3%
G4S PLC	56,008	155	Alphabet, Inc. Class C(Æ)	73	51
General Electric Co.	2,307	71	Alphabet, Inc. Class A(Æ)	1,224	866
Golden Ocean Group, Ltd.(Æ)	62,219	55	Analog Devices, Inc.	1,831	103
Graco, Inc.	318	25	Apple, Inc.	4,875	457
Groupe Eurotunnel SE	22,830	292	Arista Networks, Inc.(Æ)	231	15
Grupo Aeroportuario del Pacifico SAB de			AVX Corp.	5,985	79
	2,247	212
CV - ADR			BCE, Inc.	8,850	415
Guangshen Railway Co., Ltd. Class H	288,000	149	Broadcom, Ltd.(Æ)	136	20
Hamburger Hafen und Logistik AG	8,756	138	CA, Inc.	2,693	80
Honeywell International, Inc.	132	15	CDW Corp.	356	14
Hutchison Port Holdings Trust Class U	182,100	81	Cellnex Telecom SAU(Æ)(Þ)	4,716	78
Japan Steel Works, Ltd. (The)(Æ)	113,000	436	Cisco Systems, Inc.	11,561	318
Jiangsu Expressway Co., Ltd. Class H	82,000	107	Corning, Inc.	4,295	80
Kamigumi Co., Ltd.(Æ)	4,000	36	Cosel Co., Ltd.	17,339	170
KBR, Inc.	2,476	39	Ei Towers SpA	1,518	89
Kitagawa Industries Co., Ltd.(Æ)	8,131	89	Electronic Arts, Inc.(Æ)	681	42
Kurita Water Industries, Ltd.(Æ)	2,500	60	Eutelsat Communications SA(Æ)	5,226	162
Lockheed Martin Corp.	1,584	368	Facebook, Inc. Class A(Æ)	1,744	205
Luks Group Vietnam Holdings Co., Ltd.	44,000	15	Hua Hong Semiconductor, Ltd.(Æ)(Þ)	38,000	38
(Æ)			Icom, Inc.(Æ)	4,043	78
Macquarie Infrastructure Corp.	5,209	367	Intel Corp.	7,223	219
Meggitt PLC(Æ)	54,048	325	International Business Machines Corp.	1,883	275
Mitsubishi Corp.(Æ)	8,700	143	Japan Digital Laboratory Co., Ltd.(Æ)	2,200	30
Mitsui & Co., Ltd.(Æ)	25,600	307	Lectra	6,798	103
MTR Corp., Ltd.	21,500	106	MegaFon PJSC(Æ)	1,460	17
Nestle SA(Æ)	6,700	499	Microchip Technology, Inc.	4,341	211
Oesterreichische Post AG(Æ)	3,544	138	Micron Technology, Inc.(Æ)	2,420	26
OHL Mexico SAB de CV(Æ)	56,332	92	Microsoft Corp.	20,673	1,031
Organo Corp.(Æ)	21,000	80	Nam Tai Property, Inc.	4,487	27
Orkla ASA(Æ)	31,330	274	NTT DOCOMO, Inc.(Æ)	5,539	131
PCS Machine Group Holding PCL(Æ)	158,800	24	NVC Lighting Holdings, Ltd.(Æ)	204,000	21

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 627

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
O2 Czech Republic AS(Æ)	3,128	32	National Grid PLC	47,523	678
Oracle Corp.	25,189	1,004	NextEra Energy, Inc.	4,021	473
QUALCOMM, Inc.	4,279	216	NiSource, Inc.	3,091	70
Rogers Communications, Inc. Class B	17,063	664	Pattern Energy Group, Inc. Class A	4,224	89
Sabre Corp.	2,841	82	Pembina Pipeline Corp.	7,165	215
Sanshin Electronics Co., Ltd.(Æ)	1,900	15	PG&E Corp.	4,617	269
Seagate Technology PLC	4,065	88	Pinnacle West Capital Corp.	1,612	117
Skyworks Solutions, Inc.	469	31	Power Assets Holdings, Ltd.	24,500	232
Spark New Zealand, Ltd.(Æ)	6,229	16	PPL Corp.	26,323	991
StarHub, Ltd.	56,500	139	RusHydro PJSC(Æ)	8,255,000	88
Symantec Corp.	3,278	55	RusHydro PJSC - ADR(Æ)	216,459	231
Taiwan Semiconductor Manufacturing	5,219	123	Scottish & Southern Energy PLC	7,382	163
Co., Ltd. - ADR			Sempra Energy	2,134	221
Telesites SAB de CV(Æ)	41,463	25	Singapore Telecommunications, Ltd.	90,766	258
Texas Instruments, Inc.	4,876	278	Snam Rete Gas SpA	43,740	268
Vodafone Group PLC	191,995	621	Southern Co. (The)	2,756	138
VTech Holdings, Ltd.	4,853	50	Spark Infrastructure Group(Æ)	48,357	76
Yandex NV Class A(Æ)	8,086	166	Swisscom AG(Æ)	430	218
		9,056	TalkTalk Telecom Group PLC	12,215	48
			TECO Energy, Inc.	4,471	124
Utilities - 5.2%			Telefonica SA - ADR(Æ)	2,414	26
Aguas Andinas SA Class A	94,907	55	Telenor ASA	9,138	157
Ameren Corp.	3,986	191	Telia Co. AB(Æ)	2,970	14
America Movil SAB de CV(Æ)	682,350	482	Telstra Corp., Ltd.	89,435	364
American Water Works Co., Inc.	1,803	131	TELUS Corp.	7,225	229
AT&T, Inc.	11,290	438	Terna Rete Elettrica Nazionale SpA	49,001	277
Atmos Energy Corp.	660	48	Tokyo Gas Co., Ltd.(Æ)	9,000	39
Buckeye Partners, LP(Æ)	1,678	121	TransCanada Corp.	11,438	475
Canadian Natural Resources, Ltd.	6,443	194	United Utilities Group PLC	8,364	115
Centrais Eletricas Brasileiras SA(Æ)	85,591	194	Verizon Communications, Inc.	10,298	525
CenturyLink, Inc.	5,087	157	WEC Energy Group, Inc.	7,687	447
CEZ AS	889	17	Westar Energy, Inc. Class A	1,466	76
China Resources Power Holdings Co.,	12,000	20	Xcel Energy, Inc.	3,523	141
Ltd.
CMS Energy Corp.	3,515	143			14,211
Contact Energy, Ltd.	45,356	161
Deutsche Telekom AG	6,554	115	Total Common Stocks
Dominion Resources, Inc.	3,966	283	(cost $91,491)		91,827
Duke Energy Corp.	3,892	307	Preferred Stocks - 1.3%
Edison International	3,545	251	Consumer Discretionary - 0.1%
Electricite de France SA	27,569	396	CHS, Inc.	3,762	104
Enagas SA	5,128	156	eBay, Inc.	1,600	41
Enbridge, Inc.	8,270	344	GMAC Capital Trust I	2,699	68
Engie SA(Æ)	20,503	338			213
Entergy Corp.	2,974	224	Energy - 0.1%
Eversource Energy	3,099	175	Southern Co. (The)	4,700	127
Exelon Corp.	14,309	502
Federal Grid Co. Unified Energy System	16,630,000	26	Financial Services - 0.9%
JSC Class T(Æ)			Aegon NV	1,000	26
Federal Grid Co. Unified Energy System	205,340,000	319	Allstate Corp. (The)	1,750	48
PJSC			American Financial Group, Inc.	3,300	85
Fortum OYJ(Æ)	1,177	18
Gas Natural SDG SA	5,807	121	Bank of America Corp.	5,870	151
Keyera Corp.	2,597	84	Barclays Bank PLC	5,011	132
KT Corp.(Æ)	1,361	36	BB&T Corp.	800	21
Level 3 Communications, Inc.(Æ)	1,257	66	Capital One Financial Corp.	775	21
MEG Energy Corp. Class A(Æ)	27,810	147	CBL & Associates Properties, Inc.	1,519	37
Meridian Energy, Ltd.(Æ)	8,385	15	Charles Schwab Corp. (The)	3,100	81
Mobile TeleSystems PJSC(Æ)	21,320	84	Citigroup Capital XIII	2,300	60
			Citigroup, Inc.	3,011	81

See accompanying notes which are an integral part of the financial statements.

628 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal		Fair
	Amount ($)			Value		Amount ($)		Value
		or Shares		$		or Shares		$
CoBank ACB		700		72	4.262% due 09/15/16	700		180
Endurance Specialty Holdings, Ltd.		2,000		53	Mexico Government International Bond
Farm Credit Bank of Texas		100		123	5.625% due 01/15/17	30		31
Fifth Third Bancorp		1,500		44	Optima Specialty Steel, Inc.
First Republic Bank		1,806		46	12.500% due 12/15/16 (Þ)	1,000		830
Goldman Sachs Group, Inc. (The)		947		25	Poland Government Bond
Hanover Insurance Group, Inc. (The)		2,000		52	Series 0417
Hartford Financial Services Group, Inc.		605		19	4.750% due 04/25/17	490		132
(The)					Series 1016
HSBC Holdings PLC		961		25	4.750% due 10/25/16	540		144
Huntington Bancshares, Inc.		2,425		64	Russell U.S. Cash Management Fund	17,139,479	(8)	17,139
ING Groep NV		4,102		108	Russian Federal Bond - OFZ
JPMorgan Chase & Co.		1,800		47	Series 6203
KKR & Co., LP		2,000		51	6.900% due 08/03/16	5,960		91
Morgan Stanley		8,809		236	Sprint Communications, Inc.
National Westminster Bank PLC		1,324		34	9.125% due 03/01/17	50		52
PartnerRe, Ltd.		8,185		211	Texas Competitive Electric Holdings
PNC Financial Services Group, Inc.		1,700		49	Co. LLC
(The)					1.000% due 11/07/16 (Ê)	443		443
Regions Financial Corp.		2,223		61	Turkey Government Bond
State Street Corp.		3,675		97	0.010% due 12/14/16	300		102
Taubman Centers, Inc.		1,813		47	United States Treasury Notes
US Bancorp		1,000		30	1.500% due 07/31/16	480		481
Wells Fargo & Co.		5,779		155	WPX Energy, Inc.
Wells Fargo Real Estate Investment		1,200		33	5.250% due 01/15/17	910		923
Corp.
WR Berkley Corp.		3,100		79	Total Short-Term Investments
				2,504	(cost $20,892)			20,831
Utilities - 0.2%					Total Investments 98.7%
Centrais Eletricas Brasileiras SA		60,571		226	(identified cost $272,345)			269,760
Entergy New Orleans, Inc.		1,600		42
Integrys Holding, Inc.		1,000		26	Other Assets and Liabilities,
NextEra Energy Capital Holdings, Inc.		1,700		43	Net - 1.3%			3,415
Qwest Corp.		3,400		87
SCE Trust IV		3,592		97	Net Assets - 100.0%			273,175
SCE Trust V		2,997		81
				602
Total Preferred Stocks
(cost $3,310)				3,446

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (12,935)	USD	26,729	(ÿ)	882
Total Options Purchased
(cost $710)				882

Short-Term Investments - 7.6%
BNZ International Funding, Ltd.
Series GMTN
4.000% due 03/08/17		70		83
Brazil Letras do Tesouro Nacional
Series LTN
Zero coupon due 01/01/17		530		141
Hungary Government Bond
Series 17/B
6.750% due 02/24/17	HUF	15,280		59
Malaysia Government International Bond
Series 1/06

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 629

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/14/16	22,000	100.00	22	22
Banco Nacional de Costa Rica	04/20/16	50,000	99.68	50	50
Benefit Street Partners CLO III, Ltd.	03/15/16	500,000	66.27	331	382
Blue Coat Holdings, Inc.	05/19/15	250,000	100.00	250	263
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15	500,000	99.59	498	453
Harland Clarke Holdings Corp.	02/02/16	25,000	84.27	21	23
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	09/09/15	28,000	100.00	28	26
Morgan Stanley Re-REMIC Trust	05/07/15	150,000	106.78	160	154
Regatta V Funding, Ltd.	03/11/16	250,000	73.22	183	192
RegionalCare Hospital Partners Holdings, Inc.	04/22/16	510,000	101.89	520	530
Solera LLC / Solera Finance, Inc.	02/29/16	200,000	95.06	190	210
Sydney Airport Finance Co. Pty, Ltd.	04/21/16	115,000	99.95	115	116
Telstra Corp., Ltd.	04/06/16	10,000	101.40	10	10
					2,431
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	349	05/16	(3)
CAC40 Euro Index Futures	20	EUR	875	05/16	21
DAX Index Futures	3	EUR	756	06/16	31
Euro STOXX 50 Index Futures	89	EUR	2,650	06/16	(22)
FTSE/MIB Index Futures	3	EUR	274	06/16	17
IBEX 35 Index Futures	4	EUR	360	05/16	20
MSCI EAFE Mini Index Futures	60	USD	4,986	06/16	158
MSCI Emerging Markets Mini Index Futures	8	USD	335	06/16	13
OMXS 30 Index Futures	15	SEK	2,027	05/16	(2)
Russell 1000 Mini Index Futures	3	USD	342	06/16	3
S&P 500 E-Mini Index Futures	51	USD	5,251	06/16	111
S&P Consumer Discretionary Select Sector Index Futures	34	USD	2,705	06/16	122
S&P Financial Select Sector Index Futures	225	USD	13,044	06/16	584
S&P Mid 400 E-Mini Index Futures	3	USD	438	06/16	11
TOPIX Index Futures	19	JPY	252,035	06/16	131
United States 2 Year Treasury Note Futures	13	USD	2,842	06/16	(3)
United States 5 Year Treasury Note Futures	37	USD	4,474	06/16	(9)
United States 10 Year Treasury Note Futures	18	USD	2,341	06/16	(16)
United States Long Bond Futures	3	USD	490	06/16	(7)
Short Positions
Dow Jones U.S. Real Estate Index Futures	368	USD	11,070	06/16	(475)
FTSE 100 Index Futures	26	GBP	1,615	06/16	(54)
MSCI Emerging Markets Mini Index Futures	74	USD	3,102	06/16	(106)
MSCI Singapore Index Futures	44	SGD	1,399	05/16	14
S&P Enerrgy Select Sector Index Futures	23	USD	1,549	06/16	(165)
S&P Utilities Select Sector Index Futures	96	USD	4,669	06/16	(71)
S&P/TSX 60 Index Futures	38	CAD	6,184	06/16	(174)
SPI 200 Index Futures	23	AUD	3,008	06/16	(95)
United States 10 Year Treasury Note Futures	32	USD	4,162	06/16	32
United States Ultra Bond Futures	1	USD	171	06/16	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					69

See accompanying notes which are an integral part of the financial statements.

630 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	12,935	1,962.06	USD	25,379	07/29/16	(465)
Total Liability for Options Written (premiums received $369)							(465)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	—	$—
Opened	588,781	1,176
Closed	(572,694)	(604)
Expired	(3,152)	(203)
Outstanding April 30, 2016	12,935	$369

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4	AUD	5	05/02/16	—
Bank of America	USD	10	EUR	9	05/02/16	—
Bank of America	USD	3,668	EUR	3,210	06/15/16	12
Bank of America	USD	2	GBP	2	05/03/16	—
Bank of America	USD	4	GBP	2	05/03/16	—
Bank of America	USD	2	GBP	1	05/04/16	—
Bank of America	USD	997	GBP	700	06/15/16	26
Bank of America	USD	4	HKD	27	05/03/16	—
Bank of America	USD	11	HKD	82	05/03/16	—
Bank of America	USD	3	HKD	26	05/04/16	—
Bank of America	USD	3	HKD	27	05/04/16	—
Bank of America	USD	3	HKD	27	05/04/16	—
Bank of America	USD	183	JPY	19,560	06/15/16	1
Bank of America	USD	284	SEK	2,300	06/15/16	3
Bank of America	BRL	219	USD	63	05/04/16	—
Bank of America	GBP	12	USD	17	05/04/16	—
Bank of America	HKD	118	USD	15	05/03/16	—
Bank of America	HKD	271	USD	35	05/03/16	—
Bank of America	HKD	109	USD	14	05/04/16	—
Bank of New York	USD	39	CAD	49	05/04/16	—
Bank of New York	USD	18	CHF	17	05/03/16	—
Bank of New York	USD	15	EUR	13	05/03/16	—
Bank of New York	USD	19	SGD	26	05/05/16	—
Bank of New York	AUD	59	USD	45	05/03/16	—
Bank of New York	ZAR	242	USD	17	05/09/16	—
Barclays	USD	26	BRL	88	05/03/16	—
Barclays	USD	38	BRL	137	05/03/16	2
Barclays	USD	41	BRL	141	05/03/16	—
Barclays	USD	47	BRL	166	05/03/16	2
Barclays	USD	116	HUF	31,785	05/18/16	—
Barclays	USD	25	IDR	334,783	05/18/16	—
Barclays	USD	49	PLN	184	05/18/16	—
Barclays	USD	33	RON	128	05/18/16	—
Barclays	USD	35	TRY	101	05/18/16	1
Barclays	USD	23	ZAR	338	05/18/16	1
Barclays	BRL	88	USD	24	05/03/16	(2)
Barclays	BRL	137	USD	40	05/03/16	—
Barclays	BRL	141	USD	38	05/03/16	(2)

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 631

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	BRL	166	USD	48	05/03/16	—
Barclays	BRL	166	USD	46	06/02/16	(2)
Barclays	HUF	9,663	USD	35	05/18/16	(1)
Barclays	IDR	334,783	USD	25	05/18/16	—
Barclays	IDR	334,783	USD	25	07/18/16	—
Barclays	RUB	2,106	USD	32	05/18/16	(1)
BNP Paribas	USD	553	CAD	740	06/15/16	37
BNP Paribas	USD	2,822	EUR	2,550	06/15/16	101
BNP Paribas	USD	1,461	GBP	1,030	06/15/16	44
BNP Paribas	USD	122	JPY	13,750	06/15/16	7
BNP Paribas	AUD	520	USD	385	06/15/16	(9)
BNP Paribas	AUD	560	USD	415	06/15/16	(10)
BNP Paribas	CAD	1,300	USD	972	06/15/16	(65)
BNP Paribas	CHF	85	USD	86	06/15/16	(3)
BNP Paribas	EUR	2,835	USD	3,138	06/15/16	(112)
BNP Paribas	GBP	2,390	USD	3,390	06/15/16	(102)
BNP Paribas	NOK	4,035	USD	471	06/15/16	(30)
BNP Paribas	SEK	1,805	USD	213	06/15/16	(12)
Credit Suisse	USD	160	EUR	140	06/15/16	1
Credit Suisse	USD	703	EUR	640	06/15/16	30
HSBC	USD	553	CAD	740	06/15/16	37
HSBC	USD	2,821	EUR	2,550	06/15/16	102
HSBC	USD	1,461	GBP	1,030	06/15/16	44
HSBC	USD	122	JPY	13,750	06/15/16	7
HSBC	AUD	520	USD	385	06/15/16	(9)
HSBC	AUD	560	USD	415	06/15/16	(10)
HSBC	CAD	1,300	USD	972	06/15/16	(64)
HSBC	CHF	85	USD	86	06/15/16	(3)
HSBC	EUR	2,835	USD	3,137	06/15/16	(115)
HSBC	GBP	2,390	USD	3,390	06/15/16	(102)
HSBC	NOK	4,035	USD	471	06/15/16	(30)
HSBC	PEN	111	USD	33	06/17/16	(1)
HSBC	SEK	1,805	USD	213	06/15/16	(12)
JPMorgan Chase	USD	26	BRL	88	05/03/16	—
JPMorgan Chase	USD	47	BRL	166	05/03/16	2
JPMorgan Chase	USD	82	BRL	302	05/03/16	5
JPMorgan Chase	USD	87	BRL	302	05/03/16	—
JPMorgan Chase	USD	25	IDR	334,783	05/18/16	—
JPMorgan Chase	USD	120	MXN	2,130	05/18/16	3
JPMorgan Chase	USD	33	RON	128	05/18/16	—
JPMorgan Chase	USD	146	THB	5,116	05/18/16	1
JPMorgan Chase	USD	35	TRY	101	05/18/16	1
JPMorgan Chase	BRL	88	USD	24	05/03/16	(2)
JPMorgan Chase	BRL	166	USD	48	05/03/16	—
JPMorgan Chase	BRL	302	USD	82	05/03/16	(5)
JPMorgan Chase	BRL	302	USD	88	05/03/16	—
JPMorgan Chase	BRL	166	USD	46	06/02/16	(2)
JPMorgan Chase	HUF	9,663	USD	35	05/18/16	(1)
JPMorgan Chase	IDR	334,783	USD	25	05/18/16	—
JPMorgan Chase	IDR	334,783	USD	25	07/18/16	—
JPMorgan Chase	PEN	24	USD	7	06/17/16	—
JPMorgan Chase	RUB	2,106	USD	32	05/18/16	(1)
Royal Bank of Canada	EUR	890	USD	998	06/15/16	(23)
Royal Bank of Canada	JPY	170,080	USD	1,503	06/15/16	(97)
Standard Chartered	USD	26	BRL	88	05/03/16	—
Standard Chartered	USD	47	BRL	166	05/03/16	2

See accompanying notes which are an integral part of the financial statements.

632 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	115	BRL	396	05/03/16	—
Standard Chartered	USD	51	COP	155,760	05/18/16	4
Standard Chartered	USD	25	IDR	334,783	05/18/16	—
Standard Chartered	USD	33	RON	128	05/18/16	—
Standard Chartered	USD	20	TRY	56	05/18/16	—
Standard Chartered	USD	35	TRY	101	05/18/16	1
Standard Chartered	USD	23	ZAR	338	05/18/16	1
Standard Chartered	BRL	88	USD	24	05/03/16	(2)
Standard Chartered	BRL	166	USD	48	05/03/16	—
Standard Chartered	BRL	396	USD	110	05/03/16	(5)
Standard Chartered	BRL	166	USD	46	06/02/16	(2)
Standard Chartered	HUF	8,162	USD	30	05/03/16	—
Standard Chartered	HUF	9,663	USD	35	05/18/16	(1)
Standard Chartered	IDR	334,783	USD	25	05/18/16	—
Standard Chartered	IDR	334,783	USD	25	07/18/16	—
Standard Chartered	RUB	2,106	USD	32	05/18/16	(1)
Standard Chartered	ZAR	569	USD	40	05/18/16	—
State Street	USD	2,004	JPY	216,780	06/15/16	35
State Street	AUD	400	USD	301	06/15/16	(2)
State Street	CAD	3,190	USD	2,454	06/15/16	(89)
State Street	SGD	1,350	USD	1,000	06/15/16	(2)
State Street	ZAR	383	USD	27	05/03/16	—
UBS	USD	47	BRL	166	05/03/16	2
UBS	USD	253	CHF	250	06/15/16	8
UBS	USD	471	JPY	53,000	06/15/16	28
UBS	BRL	166	USD	48	05/03/16	—
UBS	BRL	166	USD	46	06/02/16	(2)
UBS	RUB	2,106	USD	32	05/18/16	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(384)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Barclays	USD	7,600	(1.000%)	06/20/21	639
CDX Investment Grade Index	Goldman Sachs	USD	9,600	5.000%	06/20/21	254
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $765						893

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 633

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$362	$—	$362	0.1
Corporate Bonds and Notes	—	50,390	—	50,390	18.5
International Debt	—	26,488	—	26,488	9.7
Loan Agreements	—	57,103	—	57,103	20.9
Mortgage-Backed Securities	—	373	—	373	0.1
Non-US Bonds	—	17,228	—	17,228	6.3
United States Government Agencies	—	293	—	293	0.1
United States Government Treasuries	—	537	—	537	0.2
Common Stocks
Consumer Discretionary	2,895	3,764	—	6,659	2.4
Consumer Staples	6,101	2,783	—	8,884	3.3
Energy	4,691	1,672	103	6,466	2.4
Financial Services	13,822	6,801	—	20,623	7.5
Health Care	4,224	2,904	—	7,128	2.6
Materials and Processing	3,576	1,890	22	5,488	2.0
Producer Durables	4,776	8,536	—	13,312	4.9
Technology	7,266	1,790	—	9,056	3.3
Utilities	9,394	4,817	—	14,211	5.2
Preferred Stocks	3,446	—	—	3,446	1.3
Options Purchased	882	—	—	882	0.3
Short-Term Investments (a)	—	3,692	—	20,831	7.6
Total Investments	61,073	191,423	125	269,760	98.7
Other Assets and Liabilities, Net					1.3
					100.0
Other Financial Instruments
Futures Contracts	69	—	—	69	—*
Options Written	(465)	—	—	(465)	(0.2)
Foreign Currency Exchange Contracts	(1)	(383)	—	(384)	(0.1)
Credit Default Swap Contracts	—	893	—	893	0.3
Total Other Financial Instruments**	$(397)	$510	$—	$113

*     Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

634 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$882	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	551	—
Variation margin on futures contracts**	1,236	—	—	35
Credit default swap contracts, at fair value	—	893	—	—
Total	$2,118	$893	$551	$35

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,167	$—	$—	$35
Unrealized depreciation on foreign currency exchange contracts	—	—	935	—
Options written, at fair value	465	—	—	—
Total	$1,632	$—	$935	$35
			Foreign
	Equit	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(496)	$—	$—	$—
Futures contracts	(227)	—	—	44
Options written	627	—	—	—
Credit default swap contracts	—	(169)	—	—
Foreign currency-related transactions****	—	—	606	—
Total	$(96)	$(169)	$606	$44

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$172	$—	$—	$—
Futures contracts	(645)	—	—	—
Options written	(96)	—	—	—
Credit default swap contracts	—	(292)	—	—
Foreign currency-related transactions******	—	—	(405)	—
Total	$(569)	$(292)	$(405)	$—

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 635

Russell Investment Company
Russell Multi-Strategy Income Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$272,345
Investments, at fair value(>)	269,760
Cash	94
Cash (restricted)(a)(b)	4,230
Foreign currency holdings(^)	439
Unrealized appreciation on foreign currency exchange contracts	551
Receivables:
Dividends and interest	2,313
Dividends from affiliated Russell funds	6
Investments sold	1,861
Fund shares sold	1,008
Variation margin on futures contracts	174
Prepaid expenses	11
Credit default swap contracts, at fair value (+)	893
Total assets	281,340

Liabilities
Payables:
Due to broker (c)	963
Investments purchased	4,954
Fund shares redeemed	297
Accrued fees to affiliates	112
Other accrued expenses	46
Variation margin on futures contracts	389
Deferred capital gains tax liability	4
Unrealized depreciation on foreign currency exchange contracts	935
Options written, at fair value(x)	465
Total liabilities	8,165

Net Assets	$273,175

See accompanying notes which are an integral part of the financial statements.

636 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$856
Accumulated net realized gain (loss)	(11,201)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(2,589)
Futures contracts	69
Options written	(96)
Credit default swap contracts	128
Foreign currency-related transactions	(351)
Shares of beneficial interest	287
Additional paid-in capital	286,072
Net Assets	$273,175

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.07
Class A — Net assets	$6,408,460
Class A — Shares outstanding ($.01 par value)	674,999
Net asset value per share: Class C(#)	$9.47
Class C — Net assets	$4,797,360
Class C — Shares outstanding ($.01 par value)	506,515
Net asset value per share: Class E (#)	$9.50
Class E — Net assets	$6,981,443
Class E — Shares outstanding ($.01 par value)	734,865
Net asset value per share: Class S (#)	$9.51
Class S — Net assets	$167,841,288
Class S — Shares outstanding ($.01 par value)	17,656,395
Net asset value per share: Class Y(#)	$9.51
Class Y — Net assets	$87,146,600
Class Y — Shares outstanding ($.01 par value)	9,164,954
Amounts in thousands
(^) Foreign currency holdings - cost	$426
(x) Premiums received on options written	$369
(+) Credit default swap contracts - premiums paid (received)	$765
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$17,139

(a) Cash Collateral for Futures	$3,300
(b) Cash Collateral for Swaps	$930
(c) Due to Broker for Swaps	$963
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 637

Russell Investment Company
Russell Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,820
Dividends from affiliated Russell funds	32
Interest	5,085
Total investment income	6,937

Expenses
Advisory fees	984
Administrative fees	63
Custodian fees	128
Distribution fees - Class A	6
Distribution fees - Class C	12
Transfer agent fees - Class A	5
Transfer agent fees - Class C	3
Transfer agent fees - Class E	7
Transfer agent fees - Class S .	156
Transfer agent fees - Class Y	2
Professional fees	46
Registration fees	22
Shareholder servicing fees - Class C	4
Shareholder servicing fees - Class E	8
Trustees’ fees	4
Printing fees	16
Offering fees	50
Miscellaneous	8
Expenses before reductions	1,524
Expense reductions	(467)
Net expenses	1,057
Net investment income (loss)	5,880

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(10,143)
Futures contracts	(183)
Options written	627
Credit default swap contracts	(169)
Foreign currency-related transactions	514
Net realized gain (loss)	(9,354)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	9,475
Futures contracts	(645)
Options written	(96)
Credit default swap contracts	(292)
Foreign currency-related transactions	(365)
Net change in unrealized appreciation (depreciation)	8,077
Net realized and unrealized gain (loss)	(1,277)
Net Increase (Decrease) in Net Assets from Operations	$4,603

See accompanying notes which are an integral part of the financial statements.

638 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,880	$4,828
Net realized gain (loss)	(9,354)	(2,287)
Net change in unrealized appreciation (depreciation)	8,077	(10,916)
Net increase (decrease) in net assets from operations	4,603	(8,375)

Distributions
From net investment income
Class A	(87)	(31)
Class C	(59)	(22)
Class E .	(127)	(69)
Class S	(3,152)	(2,412)
Class Y	(1,884)	(1,620)
Net decrease in net assets from distributions	(5,309)	(4,154)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,786)	288,195
Total Net Increase (Decrease) in Net Assets	(2,492)	275,667

Net Assets
Beginning of period	275,667	—
End of period	$273,175	$275,667
Undistributed (overdistributed) net investment income included in net assets	$856	$285

(1) For the period May 4, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 639

Russell Investment Company
Russell Multi-Strategy Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015	(1)
	Shares	Dollars	Shares		Dollars

Class A
Proceeds from shares sold	418	$3,848	349		$3,391
Proceeds from reinvestment of distributions	9	81	3		27
Payments for shares redeemed	(55)	(508)	(49)		(466)
Net increase (decrease)	372	3,421	303		2,952
Class C
Proceeds from shares sold	260	2,419	295		2,871
Proceeds from reinvestment of distributions	6	58	2		21
Payments for shares redeemed	(18)	(167)	(39)		(379)
Net increase (decrease)	248	2,310	258		2,513
Class E
Proceeds from shares sold	33	305	785		7,422
Proceeds from reinvestment of distributions	14	127	7		69
Payments for shares redeemed	(67)	(609)	(38)		(361)
Net increase (decrease)	(20)	(177)	754		7,130
Class S
Proceeds from shares sold	3,479	31,917	19,539		193,959
Proceeds from reinvestment of distributions	341	3,141	255		2,407
Payments for shares redeemed	(3,277)	(30,164)	(2,680)		(25,926)
Net increase (decrease)	543	4,894	17,114		170,440
Class Y
Proceeds from shares sold	331	2,991	11,736		117,289
Proceeds from reinvestment of distributions	204	1,884	172		1,620
Payments for shares redeemed	(1,854)	(17,109)	(1,424)		(13,749)
Net increase (decrease)	(1,319)	(12,234)	10,484		105,160
Total increase (decrease)	(176)	$(1,786)	28,913		$288,195

(1) For the period May 4, 2015 (commencement of operations) to October 31, 2015.

See accompanying notes which are an integral part of the financial statements.

640 Russell Multi-Strategy Income Fund

(This page intentionally left blank)

Russell Investment Company
Russell Multi-Strategy Income Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income Loss(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2016*	9.52	.19	(.05)	.14	(.17)	(.17)
October 31, 2015(6)	10.00	.16	(.50)	(.34)	(.14)	(.14)

Class C
April 30, 2016*	9.51	.15	(.04)	.11	(.15)	(.15)
October 31, 2015(6)	10.00	.12	(.49)	(.37)	(.12)	(.12)

Class E
April 30, 2016*	9.53	.18	(.04)	.14	(.17)	(.17)
October 31, 2015(6)	10.00	.15	(.48)	(.33)	(.14)	(.14)

Class S
April 30, 2016*	9.53	.19	(.03)	.16	(.18)	(.18)
October 31, 2015(6)	10.00	.17	(.50)	(.33)	(.14)	(.14)

Class Y
April 30, 2016*	9.54	.20	(.04)	.16	(.19)	(.19)
October 31, 2015(6)	10.00	.17	(.49)	(.31)	(.15)	(.15)

See accompanying notes which are an integral part of the financial statements.

642 Russell Multi-Strategy Income Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

9.49	1.56	6,408	1.46	1.10	4.07	41
9.52	(3.40)	2,887	1.44	1.10	3.35	38

9.47	1.17	4,797	2.22	1.85	3.30	41
9.51	(3.71)	2,456	2.19	1.85	2.59	38

9.50	1.55	6,982	1.46	1.10	3.99	41
9.53	(3.25)	7,187	1.43	1.10	3.31	38

9.51	1.79	167,841	1.21	.85	4.25	41
9.53	(3.27)	163,159	1.18	.85	3.50	38

9.51	1.78	87,147	1.01	.65	4.42	41
9.54	(3.09)	99,978.98		.65	3.56	38

See accompanying notes which are an integral part of the financial statements.

Russell Multi-Strategy Income Fund 643

Russell Investment Company
Russell Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class S	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2015	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2015 to April 30, 2016.	April 30, 2016	$999.40	$1,020.04
	Expenses Paid During Period*	$4.82	$4.87
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 182/366 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

644 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			Nike, Inc. Class B	8,514	502
Consumer Discretionary - 14.3%			Pandora Media, Inc.(Æ)	1,810	18
Abercrombie & Fitch Co. Class A	705	19	PulteGroup, Inc.	2,943	54
Advance Auto Parts, Inc.	242	38	PVH Corp.	797	76
Amazon.com, Inc.(Æ)	1,868	1,232	Regal Entertainment Group Class A	1,672	35
AMC Networks, Inc. Class A(Æ)	208	14	Sally Beauty Holdings, Inc.(Æ)	375	12
Ascena Retail Group, Inc.(Æ)	3,338	29	Scripps Networks Interactive, Inc. Class A	597	37
AutoNation, Inc.(Æ)	793	40	SeaWorld Entertainment, Inc.	715	14
Best Buy Co., Inc.	2,196	70	Starbucks Corp.	7,452	419
Cable One, Inc.(Æ)	55	25	Taylor Morrison Home Corp. Class A(Æ)	957	14
Cablevision Systems Corp. Class A	2,094	70	TEGNA, Inc.	1,865	44
CarMax, Inc.(Æ)	2,143	113	Tempur Sealy International, Inc.(Æ)	219	13
Charter Communications, Inc. Class A(Æ)	238	50	Tesla Motors, Inc.(Æ)	344	83
Chico's FAS, Inc.	1,305	16	Tiffany & Co.	1,156	82
Choice Hotels International, Inc.	141	7	Time Warner, Inc.	4,934	371
Cinemark Holdings, Inc.	781	27	TJX Cos., Inc.	4,732	359
Clear Channel Outdoor Holdings, Inc. Class			TripAdvisor, Inc.(Æ)	769	50
A(Æ)	2,880	15	Twenty-First Century Fox, Inc. Class A(Æ)	10,120	306
Comcast Corp. Class A(Æ)	14,746	896	Urban Outfitters, Inc.(Æ)	1,573	48
Costco Wholesale Corp.	2,784	412	Visteon Corp.(Æ)	226	18
Deckers Outdoor Corp.(Æ)	368	21	Wal-Mart Stores, Inc.	8,670	580
Dollar General Corp.	2,083	171	Walt Disney Co. (The)	9,323	963
DR Horton, Inc.	2,712	82	Whirlpool Corp.	556	97
DreamWorks Animation SKG, Inc. Class			Wyndham Worldwide Corp.	1,531	109
A(Æ)	725	29
DSW, Inc. Class A	958	24			11,495
Dunkin' Brands Group, Inc.	958	45
eBay, Inc.(Æ)	5,552	136	Consumer Staples - 8.6%
Expedia, Inc.	692	80	Altria Group, Inc.	14,066	882
Ford Motor Co.	21,357	290	Bunge, Ltd.	647	40
Fortune Brands Home & Security, Inc.	621	34	Campbell Soup Co.	2,795	173
Fossil Group, Inc.(Æ)	397	16	Coca-Cola Co. (The)	10,630	476
GameStop Corp. Class A	1,714	56	Colgate-Palmolive Co.	5,464	388
Gannett Co., Inc.	932	16	Constellation Brands, Inc. Class A	597	93
Gentex Corp.	3,254	52	CVS Health Corp.	6,712	675
Goodyear Tire & Rubber Co. (The)	2,724	79	GNC Holdings, Inc. Class A	545	13
Graham Holdings Co. Class B	55	26	Herbalife, Ltd.(Æ)	359	21
H&R Block, Inc.	2,631	53	Hormel Foods Corp.	4,652	179
Harman International Industries, Inc.	482	37	Kimberly-Clark Corp.	2,584	324
Hasbro, Inc.	1,340	113	Kraft Heinz Co. (The)	3,305	258
Home Depot, Inc. (The)	8,950	1,198	Molson Coors Brewing Co. Class B	1,487	142
Hyatt Hotels Corp. Class A(Æ)	488	23	Mondelez International, Inc. Class A	9,898	425
International Game Technology PLC	482	8	Nu Skin Enterprises, Inc. Class A	284	12
Interpublic Group of Cos., Inc. (The)	1,780	41	PepsiCo, Inc.	9,278	955
J Alexander's Holdings, Inc.(Æ)	247	3	Philip Morris International, Inc.	4,891	480
JC Penney Co., Inc.(Æ)	10,549	98	Procter & Gamble Co. (The)	13,742	1,101
Lamar Advertising Co. Class A(ö)	451	28	Safeway, Inc.(Æ)	4,648	2
Lear Corp.	1,030	119	Tyson Foods, Inc. Class A	2,568	169
Leggett & Platt, Inc.	680	33	Walgreens Boots Alliance, Inc.	1,585	126
Lennar Corp. Class A	954	43			6,934
Liberty Interactive Corp. QVC Group Class
A(Æ)	1,594	42	Energy - 7.1%
Liberty Ventures Class A(Æ)	226	9	Anadarko Petroleum Corp.	3,508	185
Madison Square Garden Co. (The) Class A(Æ)	107	17	Apache Corp.	2,959	161
McDonald's Corp.	5,682	719	California Resources Corp.	2,215	5
Michael Kors Holdings, Ltd.(Æ)	852	44	Cheniere Energy, Inc.(Æ)	1,236	48
MSG Networks, Inc.(Æ)	323	5	Chevron Corp.	9,365	957
Netflix, Inc.(Æ)	2,569	231	Cobalt International Energy, Inc.(Æ)	440	1
Newell Brands, Inc.	1,515	69	Columbia Pipeline Group, Inc.	4,424	113
News Corp. Class A	1,262	16	ConocoPhillips	8,741	418
Nielsen Holdings PLC(Æ)	237	12	CONSOL Energy, Inc.	4,549	69

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 645

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Denbury Resources, Inc.	5,120	20	Leucadia National Corp.	2,584	43
EQT Corp.	2,257	158	Lincoln National Corp.	2,048	89
Exxon Mobil Corp.	21,225	1,876	Macerich Co. (The)(ö)	665	51
First Solar, Inc.(Æ)	501	28	MasterCard, Inc. Class A	6,458	626
Halliburton Co.	7,112	294	MBIA, Inc.(Æ)	504	4
Helmerich & Payne, Inc.	1,227	81	MetLife, Inc.	6,203	280
HollyFrontier Corp.	948	34	Nasdaq, Inc.	2,333	144
Kosmos Energy, Ltd.(Æ)	1,026	7	Old Republic International Corp.	1,160	21
Nabors Industries, Ltd.	4,749	47	PayPal Holdings, Inc.(Æ)	5,552	218
Noble Corp. PLC	1,228	14	People's United Financial, Inc.	6,651	103
Occidental Petroleum Corp.	4,488	344	Public Storage(ö)	857	210
Paragon Offshore PLC(Æ)(Ø)	409	—	Raymond James Financial, Inc.	1,908	100
Peabody Energy Corp.(Æ)(Ø)	31	—	Realty Income Corp.(ö)	772	46
QEP Resources, Inc.	1,612	29	RenaissanceRe Holdings, Ltd.	1,137	126
Rowan Cos. PLC Class A	1,570	30	SEI Investments Co.	2,715	131
Schlumberger, Ltd.	8,132	653	Simon Property Group, Inc.(ö)	2,224	447
SM Energy Co.	785	24	SL Green Realty Corp.(ö)	803	84
Superior Energy Services, Inc.	1,913	32	Synovus Financial Corp.	1,170	36
Tesoro Corp.	1,113	89	TD Ameritrade Holding Corp.	4,432	132
Ultra Petroleum Corp.(Æ)(Ø)	832	—	Torchmark Corp.	2,565	148
Whiting Petroleum Corp.(Æ)	1,117	13	Total System Services, Inc.	2,598	133
WPX Energy, Inc.(Æ)	2,077	20	Unum Group	5,074	174
		5,750	US Bancorp	9,816	419
			Visa, Inc. Class A	12,100	935
Financial Services - 17.6%			Waddell & Reed Financial, Inc. Class A	2,936	60
Affiliated Managers Group, Inc.(Æ)	867	148	Weingarten Realty Investors(ö)	1,406	52
Alliance Data Systems Corp.(Æ)	375	76	Wells Fargo & Co.	25,452	1,272
American Express Co.	6,880	450	Weyerhaeuser Co.(ö)	3,853	124
American International Group, Inc.	8,619	481	WP Glimcher, Inc.(ö)	1,284	13
American Tower Corp.(ö)	1,011	106	WR Berkley Corp.	1,829	102
Apartment Investment & Management Co.			XL Group PLC Class A	3,586	117
Class A(ö)	2,311	93	Zions Bancorporation	4,152	114
Assurant, Inc.	1,255	106			14,155
Bank of America Corp.	47,474	691
BankUnited, Inc.	3,208	111	Health Care - 12.6%
Berkshire Hathaway, Inc. Class B(Æ)	9,794	1,425	Abbott Laboratories	7,702	300
CBRE Group, Inc. Class A(Æ)	2,909	86	AbbVie, Inc.	6,870	419
Chimera Investment Corp.(ö)	445	6	Aetna, Inc.	1,106	124
Cincinnati Financial Corp.	3,366	222	Allergan PLC(Æ)	408	88
Citigroup, Inc.	12,560	581	Allscripts Healthcare Solutions, Inc.(Æ)	993	13
Comerica, Inc.	912	41	Amgen, Inc.	3,207	508
Crown Castle International Corp.(ö)	1,126	98	Baxalta, Inc.	3,771	158
DDR Corp.(ö)	3,346	59	Baxter International, Inc.	3,771	167
Duke Realty Corp.(ö)	4,212	92	Becton Dickinson and Co.	169	27
E*Trade Financial Corp.(Æ)	4,055	102	Biogen, Inc.(Æ)	1,233	339
Eaton Vance Corp.	3,867	134	Bristol-Myers Squibb Co.	8,156	589
Equifax, Inc.	652	78	Bruker Corp.(Æ)	746	21
Federal Realty Investment Trust(ö)	676	103	Celgene Corp.(Æ)	568	59
Federated Investors, Inc. Class B	2,001	63	Centene Corp.(Æ)	254	16
Fidelity National Information Services, Inc.	1,695	112	DENTSPLY SIRONA, Inc.(Æ)	2,613	156
First Horizon National Corp.	3,802	54	Eli Lilly & Co.	5,710	431
FNF Group	4,299	137	Express Scripts Holding Co.(Æ)	4,536	334
FNFV Group(Æ)	1,432	15	Gilead Sciences, Inc.	5,828	514
Genworth Financial, Inc. Class A(Æ)	4,514	15	Halyard Health, Inc.(Æ)	323	9
Goldman Sachs Group, Inc. (The)	2,470	405	HCA Holdings, Inc.(Æ)	842	68
Huntington Bancshares, Inc.	11,657	117	Henry Schein, Inc.(Æ)	1,290	218
Intercontinental Exchange, Inc.	514	123	Hill-Rom Holdings, Inc.	428	21
JPMorgan Chase & Co.	17,526	1,108	IDEXX Laboratories, Inc.(Æ)	1,224	103
Kilroy Realty Corp.(ö)	1,430	93	Incyte Corp.(Æ)	500	36
Legg Mason, Inc.	2,165	70	Johnson & Johnson	11,765	1,319

See accompanying notes which are an integral part of the financial statements.

646 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Medivation, Inc.(Æ)	848	49	Delta Air Lines, Inc.	3,227	134
Medtronic PLC	7,884	624	Emerson Electric Co.	5,760	315
Merck & Co., Inc.	15,711	862	Flir Systems, Inc.	1,971	60
Myriad Genetics, Inc.(Æ)	401	14	Flowserve Corp.	2,221	108
Patterson Cos., Inc.	1,312	57	GATX Corp.	511	24
PerkinElmer, Inc.	2,078	105	General Electric Co.	52,542	1,616
Pfizer, Inc.	36,136	1,182	Honeywell International, Inc.	5,132	586
Regeneron Pharmaceuticals, Inc.(Æ)	412	155	IDEX Corp.	1,808	148
ResMed, Inc.	905	50	IHS, Inc. Class A(Æ)	339	42
Tenet Healthcare Corp.(Æ)	1,398	44	Jacobs Engineering Group, Inc.(Æ)	2,018	90
United Therapeutics Corp.(Æ)	369	39	Joy Global, Inc.	1,124	24
UnitedHealth Group, Inc.	6,346	836	Kennametal, Inc.	1,039	24
Varian Medical Systems, Inc.(Æ)	1,286	104	L-3 Communications Holdings, Inc.	1,344	177
		10,158	Mettler-Toledo International, Inc.(Æ)	372	133
			Navistar International Corp.(Æ)	312	5
Materials and Processing - 3.4%			Oshkosh Corp.	638	31
Airgas, Inc.	844	120	Pitney Bowes, Inc.	2,023	42
Albemarle Corp.	1,165	77	Quanta Services, Inc.(Æ)	1,940	46
Allegheny Technologies, Inc.	1,360	22	Robert Half International, Inc.	1,651	63
Ball Corp.	1,447	103	Rockwell Collins, Inc.	1,531	135
Bemis Co., Inc.	1,486	75	RR Donnelley & Sons Co.	1,424	25
Cabot Corp.	555	27	Ryder System, Inc.	494	34
Chemours Co. (The)	1,067	10	Snap-on, Inc.	769	123
Domtar Corp.	658	25	Southwest Airlines Co.	2,791	125
Dow Chemical Co. (The)	6,661	350	Teekay Corp.	526	6
EI du Pont de Nemours & Co.	5,336	352	Textron, Inc.	2,068	80
FMC Corp.	1,114	48	TopBuild Corp.(Æ)	334	10
Huntsman Corp.	1,323	21	TransDigm Group, Inc.(Æ)	332	76
International Flavors & Fragrances, Inc.	520	62	Trimble Navigation, Ltd.(Æ)	1,732	42
Lennox International, Inc. Class 2	551	74	Union Pacific Corp.	6,272	547
Masco Corp.	3,011	93	United Parcel Service, Inc. Class B	5,059	532
Monsanto Co.	3,444	323	United Technologies Corp.	5,341	557
Newmont Mining Corp.	2,293	80	Waters Corp.(Æ)	1,344	175
Owens-Illinois, Inc.(Æ)	1,379	25	WESCO International, Inc.(Æ)	875	51
Packaging Corp. of America	995	65	Xylem, Inc.	2,411	101
Praxair, Inc.	1,988	234			8,672
Reliance Steel & Aluminum Co.	589	44
Royal Gold, Inc.	2,332	146	Technology - 16.0%
Sealed Air Corp.	2,145	102	3D Systems Corp.(Æ)	304	5
Steel Dynamics, Inc.	1,639	41	Akamai Technologies, Inc.(Æ)	1,200	61
Tahoe Resources, Inc.	1,578	22	Alphabet, Inc. Class A(Æ)	1,303	922
United States Steel Corp.	2,527	48	Alphabet, Inc. Class C(Æ)	1,305	904
Vulcan Materials Co.	817	88	Ansys, Inc.(Æ)	309	28
WestRock Co.	1,507	63	Apple, Inc.	29,269	2,744
		2,740	Avnet, Inc.	1,478	61
			Broadcom, Ltd.(Æ)	839	122
Producer Durables - 10.7%			Cadence Design Systems, Inc.(Æ)	4,432	103
3M Co.	4,400	736	Cisco Systems, Inc.	26,614	732
Accenture PLC Class A(Æ)	3,500	395	Computer Sciences Corp.	949	31
AECOM(Æ)	197	6	Cree, Inc.(Æ)	943	23
AGCO Corp.	898	48	CSRA, Inc.(Æ)	949	25
Allison Transmission Holdings, Inc. Class A	500	14	Electronic Arts, Inc.(Æ)	3,031	187
Ametek, Inc.	860	41	Facebook, Inc. Class A(Æ)	8,223	967
Avery Dennison Corp.	1,187	86	Fortinet, Inc.(Æ)	757	25
Boeing Co. (The)	4,507	608	Harris Corp.	882	71
Booz Allen Hamilton Holding Corp. Class A	1,211	33	Hewlett Packard Enterprise Co.(Æ)	9,771	163
Caterpillar, Inc.	4,132	321	HP, Inc.	9,771	120
Chicago Bridge & Iron Co.	461	19	IAC/InterActiveCorp	410	19
Cintas Corp.	713	64	Intel Corp.	12,135	367
Copa Holdings Class A	212	14	International Business Machines Corp.	3,241	473

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 647

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal			Fair
	Amount ($) or			Value		Amount ($) or			Value
	Shares			$		Shares			$
Lam Research Corp.		1,621		124	Jun 2016 23.00 Put (300)	USD	690	(ÿ)	159
Leidos Holdings, Inc.		900		45	Jul 2016 13.00 Put (250)	USD	325	(ÿ)	2
Linear Technology Corp.		4,274		190	Jul 2016 19.00 Put (150)	USD	285	(ÿ)	35
					Aug 2016 35.00 Call (225)	USD	788	(ÿ)	17
LinkedIn Corp. Class A(Æ)		183		23	Aug 2016 30.00 Call (175)	USD	525	(ÿ)	20
Lumentum Holdings, Inc.(Æ)		793		20	Aug 2016 13.00 Put (250)	USD	325	(ÿ)	3
Marvell Technology Group, Ltd.		1,954		19	Sep 2016 30.00 Call (175)	USD	525	(ÿ)	25
Maxim Integrated Products, Inc.		1,820		65	Sep 2016 35.00 Call (225)	USD	788	(ÿ)	21
Microchip Technology, Inc.		2,564		125	Sep 2016 13.00 Put (250)	USD	325	(ÿ)	3
					Oct 2016 27.00 Call (75)	USD	203	(ÿ)	15
Micron Technology, Inc.(Æ)		7,807		84	Oct 2016 32.50 Call (225)	USD	731	(ÿ)	28
Microsoft Corp.		39,090		1,949	Oct 2016 13.00 Put (250)	USD	325	(ÿ)	4
NetSuite, Inc.(Æ)		320		26	Total Options Purchased
Oracle Corp.		20,062		800
QUALCOMM, Inc.		9,016		455	(cost $963)				843
SBA Communications Corp. Class A(Æ)		1,097		113
Seagate Technology PLC		121		3	Short-Term Investments - 3.0%
Skyworks Solutions, Inc.		674		45	Russell U.S. Cash Management Fund		2,377,036	(8)	2,377
Splunk, Inc.(Æ)		453		24	Total Short-Term Investments
Teradyne, Inc.		2,531		48	(cost $2,377)				2,377
Texas Instruments, Inc.		6,986		398
VeriSign, Inc.(Æ)		1,322		114	Total Investments 99.2%
Viavi Solutions, Inc. Class W(Æ)		3,969		26
Vishay Intertechnology, Inc.		1,240		15	(identified cost $56,319)				79,931
VMware, Inc. Class A(Æ)		362		21	Other Assets and Liabilities, Net
Zynga, Inc. Class A(Æ)		1,760		4	- 0.8%				665
				12,889	Net Assets - 100.0%				80,596

Utilities - 4.9%
AGL Resources, Inc.(Æ)		769		51
Ameren Corp.		3,981		191
American Electric Power Co., Inc.		4,308		274
AT&T, Inc.		25,720		998
Calpine Corp.(Æ)		2,233		35
CMS Energy Corp.		7,106		289
Duke Energy Corp.		5,607		442
Frontier Communications Corp.		4,965		28
NiSource, Inc.		4,424		100
NRG Energy, Inc.		3,627		55
Pinnacle West Capital Corp.		2,840		206
Questar Corp.		1,644		41
SCANA Corp.		2,626		180
Verizon Communications, Inc.		18,621		949
Westar Energy, Inc. Class A		1,532		79
				3,918

Total Common Stocks
(cost $52,979)				76,711

Options Purchased - 1.0%
(Number of Contracts)
SPX Volatility Index
May 2016 22.00 Call (200)	USD	440	(ÿ)	10
May 2016 23.00 Call (500)	USD	1,150	(ÿ)	6
May 2016 24.00 Call (250)	USD	600	(ÿ)	14
May 2016 14.00 Put (200)	USD	280	(ÿ)	3
May 2016 15.00 Put (500)	USD	750	(ÿ)	23
May 2016 21.00 Put (100)	USD	210	(ÿ)	47
May 2016 22.00 Put (190)	USD	418	(ÿ)	106
May 2016 23.00 Put (300)	USD	690	(ÿ)	195
Jun 2016 13.00 Put (250)	USD	325	(ÿ)	2
Jun 2016 15.00 Put (250)	USD	375	(ÿ)	9
Jun 2016 21.00 Put (260)	USD	546	(ÿ)	96

See accompanying notes which are an integral part of the financial statements.

648 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	35	USD	3,603	06/16	139
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					139

Options Written
Amounts in thousands (except contract amounts)

		Number of	Strike		Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount		Date	$
S&P 500 Index	Call	80	2,140.00	USD		8	05/08/15	(13)
S&P 500 Index	Call	40	2,150.00	USD		4	06/12/15	(10)
S&P 500 Index	Call	135	2,130.00	USD		14	05/20/16	(31)
SPX Volatility Index	Call	175	40.00	USD		18	08/19/15	(8)
SPX Volatility Index	Call	75	40.00	USD		8	10/21/15	(5)
SPX Volatility Index	Call	475	15.00	USD		48	05/18/16	(83)
SPX Volatility Index	Call	475	16.00	USD		48	05/18/16	(94)
SPX Volatility Index	Call	225	45.00	USD		23	08/17/16	(8)
SPX Volatility Index	Call	175	40.00	USD		18	09/21/16	(10)
SPX Volatility Index	Call	225	45.00	USD		23	09/21/16	(9)
SPX Volatility Index	Call	225	42.50	USD		23	10/19/16	(12)
SPX Volatility Index	Put	200	15.00	USD		20	05/20/15	(10)
SPX Volatility Index	Put	250	16.00	USD		25	05/18/16	(19)
Total Liability for Options Written (premiums received $501)								(312)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2015	2,965	$1,561
Opened	62,731	21,135
Closed	(62,871)	(22,183)
Expired	(70)	(12)
Outstanding April 30, 2016	2,755	$501

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$11,495	$—	$—	$11,495	14.3
Consumer Staples	6,932	—	2	6,934	8.6
Energy	5,750	—	—	5,750	7.1
Financial Services	14,155	—	—	14,155	17.6
Health Care	10,158	—	—	10,158	12.6
Materials and Processing	2,740	—	—	2,740	3.4
Producer Durables	8,672	—	—	8,672	10.7
Technology	12,889	—	—	12,889	16.0
Utilities	3,918	—	—	3,918	4.9

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 649

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Options Purchased	843	—	—	843	1.0
Short-Term Investments (a)	—	—	—	2,377	3.0
Total Investments	77,552	—	2	79,931	99.2
Other Assets and Liabilities, Net					0.8
					100.0
Other Financial Instruments
Futures Contracts	139	—	—	139	0.2
Options Written	(312)	—	—	(312)	(0.4)
Total Other Financial Instruments*	$(173)	$—	$—	$(173)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

650 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$843
Variation margin on futures contracts**	139
Total	$982

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$312
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$575
Futures contracts	543
Options written	(149)
Total	$969

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$23
Futures contracts	(438)
Options written	498
Total	$83

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 651

Russell Investment Company
Russell Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$843	$—	$843
Total Financial and Derivative Assets		843	—	843
Financial and Derivative Assets not subject to a netting agreement		(843)	—	(843)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

652 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$23	$—	$23
Options Written Contracts	Options written, at fair value	312	—	312
Total Financial and Derivative Liabilities		335	—	335
Financial and Derivative Liabilities not subject to a netting agreement		(335)	—	(335)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 653

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$56,319
Investments, at fair value(>)	79,931
Cash (restricted)(a)(b)	11,350
Receivables:
Dividends and interest	85
Dividends from affiliated Russell funds	2
Fund shares sold	31
Prepaid expenses	1
Total assets	91,400

Liabilities
Payables:
Due to broker (c) .	10,347
Investments purchased	25
Fund shares redeemed	10
Accrued fees to affiliates	49
Other accrued expenses	38
Variation margin on futures contracts	23
Options written, at fair value(x)	312
Total liabilities	10,804

Net Assets	$80,596

See accompanying notes which are an integral part of the financial statements.

654 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$23
Accumulated net realized gain (loss)	(14,765)
Unrealized appreciation (depreciation) on:
Investments	23,612
Futures contracts	139
Options written	189
Shares of beneficial interest	72
Additional paid-in capital	71,326
Net Assets	$80,596

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$11.24
Class S — Net assets	$80,595,790
Class S — Shares outstanding ($.01 par value)	7,172,720
Amounts in thousands
(x) Premiums received on options written	$501
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$2,377

(a) Cash Collateral for Futures	$650
(b) Cash Collateral for Options	$10,700
(c) Due to Broker for Options	$10,347
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 655

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$861
Dividends from affiliated Russell funds	9
Total investment income	870

Expenses
Advisory fees	330
Administrative fees	20
Custodian fees	31
Transfer agent fees - Class S	82
Professional fees	28
Registration fees	13
Trustees’ fees	1
Printing fees	3
Miscellaneous	7
Expenses before reductions	515
Expense reductions	(115)
Net expenses	400
Net investment income (loss)	470

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	64
Futures contracts	543
Options written	(149)
Net realized gain (loss)	458
Net change in unrealized appreciation (depreciation) on:
Investments	(1,027)
Futures contracts	(438)
Options written	498
Net change in unrealized appreciation (depreciation)	(967)
Net realized and unrealized gain (loss)	(509)
Net Increase (Decrease) in Net Assets from Operations	$(39)

See accompanying notes which are an integral part of the financial statements.

656 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$470	$762
Net realized gain (loss)	458	2,281
Net change in unrealized appreciation (depreciation)	(967)	2,024
Net increase (decrease) in net assets from operations	(39)	5,067

Distributions
From net investment income
Class S	(470)	(761)
Net decrease in net assets from distributions	(470)	(761)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(6,297)	(3,677)
Total Net Increase (Decrease) in Net Assets	(6,806)	629

Net Assets
Beginning of period	87,402	86,773
End of period	$80,596	$87,402
Undistributed (overdistributed) net investment income included in net assets	$23	$23

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 657

Russell Investment Company
Russell Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	393	$4,251	1,130	$12,343
Proceeds from reinvestment of distributions	42	469	69	758
Payments for shares redeemed	(996)	(11,017)	(1,526)	(16,778)
Total increase (decrease)	(561)	$(6,297)	(327)	$(3,677)

See accompanying notes which are an integral part of the financial statements.

658 Russell Strategic Call Overwriting Fund

(This page intentionally left blank)

Russell Investment Company
Russell Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class S
April 30, 2016*	11.30	.06	(.06)	—	(.06)	—
October 31, 2015	10.77	.10	.53	.63	(.10)	—
October 31, 2014	10.64	.10	.13	.23	(.10)	—
October 31, 2013	10.06	.12	.65	.77	(.13)	(.06)
October 31, 2012(3)	10.00	.02	.05	.07	(.01)	—

See accompanying notes which are an integral part of the financial statements.

660 Russell Strategic Call Overwriting Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.06)	11.24	(.06)	80,596	1.25	.97	1.14	—
(.10)	11.30	5.84	87,402	1.19	.97	.87	1
(.10)	10.77	2.13	86,773	1.19	.97	.88	5
(.19)	10.64	7.78	83,541	1.45	.97	1.11	3
(.01)	10.06	.68	59,941	1.88	.97	.73	—

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Call Overwriting Fund 661

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class R6	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	March 1, 2016	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2015 to April 30, 2016.	April 30, 2016	$1,072.50	$1,022.92
	Expenses Paid During Period*	$0.67	$1.96
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the 61-day period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 61/366 (to reflect the period since
and actual expenses. You may use the information in this column,	commencement of operations). May reflect amounts waived and/or reimbursed.
together with the amount you invested, to estimate the expenses	Without any waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.39% (representing the six-month period annualized), multiplied by the
$1,000 (for example, an $8,600 account value divided by $1,000	average account value over the period, multiplied by 182/366 (to reflect the
= 8.6), then multiply the result by the number in the first column	on-half year period).
in the row entitled “Expenses Paid During Period” to estimate
the expenses you paid on your account during this period.			Hypothetical
Performance (5%
		Actual	return before
Hypothetical Example for Comparison Purposes	Class S	Performance	expenses)
The information in the table under the heading “Hypothetical	Beginning Account Value
Performance (5% return before expenses)” provides information	November 1, 2015	$1,000.00	$1,000.00
about hypothetical account values and hypothetical expenses	Ending Account Value
	April 30, 2016	$1,003.20	$1,022.13
based on the Fund’s actual expense ratio and an assumed rate of	Expenses Paid During Period*	$2.74	$2.77
return of 5% per year before expenses, which is not the Fund’s
actual return. The hypothetical account values and expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
may not be used to estimate the actual ending account balance or	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
expenses you paid for the period. You may use this information	year period). May reflect amounts waived and/or reimbursed. Without any
to compare the ongoing costs of investing in the Fund and other	waivers and/or reimbursements, expenses would have been higher.
funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports			Hypothetical
Performance (5%
of other funds.		Actual	return before
	Class T	Performance	expenses)
Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2016	$1,004.90	$1,022.87
	Expenses Paid During Period*	$1.99	$2.01

* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

662 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,004.20	$1,023.12
Expenses Paid During Period*	$1.74	$1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Select U.S. Equity Fund 663

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.9%			Finish Line, Inc. (The) Class A	682	13
Consumer Discretionary - 14.8%			Foot Locker, Inc.	7,600	467
Aaron's, Inc. Class A	3,391	89	Ford Motor Co.	223,323	3,028
Advance Auto Parts, Inc.	3,162	494	Fortune Brands Home & Security, Inc.	2,332	129
Amazon.com, Inc.(Æ)	8,587	5,664	Fossil Group, Inc.(Æ)	1,320	53
AMC Networks, Inc. Class A(Æ)	1,847	120	GameStop Corp. Class A	5,313	174
Amerco, Inc.	810	285	Gannett Co., Inc.	5,905	100
American Eagle Outfitters, Inc.	2,033	29	Gap, Inc. (The)	3,221	75
Aramark	2,052	69	Garmin, Ltd.	9,803	418
AutoNation, Inc.(Æ)	2,837	144	General Motors Co.	92,071	2,928
AutoZone, Inc.(Æ)	1,606	1,229	Genesco, Inc.(Æ)	296	20
Avis Budget Group, Inc.(Æ)	1,244	31	Gentex Corp.	8,319	133
Avon Products, Inc.	6,104	29	Genuine Parts Co.	7,922	760
Bed Bath & Beyond, Inc.(Æ)	6,644	314	Goodyear Tire & Rubber Co. (The)	22,027	638
Belmond, Ltd. Class A(Æ)	1,328	12	GoPro, Inc. Class A(Æ)	2,226	28
Best Buy Co., Inc.	13,942	447	Graham Holdings Co. Class B	297	142
BJ's Restaurants, Inc.(Æ)	309	14	Group 1 Automotive, Inc.	261	17
Bob Evans Farms, Inc.	333	15	Guess?, Inc.	986	18
BorgWarner, Inc.	1,178	42	H&R Block, Inc.	1,859	38
Brinker International, Inc.	3,937	182	Hanesbrands, Inc.	10,694	310
Brunswick Corp.	461	22	Harley-Davidson, Inc.	4,133	198
Buffalo Wild Wings, Inc.(Æ)	84	11	Harman International Industries, Inc.	2,168	166
Cabela's, Inc.(Æ)	2,424	126	Hasbro, Inc.	2,985	253
Cable One, Inc.(Æ)	439	201	Helen of Troy, Ltd.(Æ)	276	27
Cablevision Systems Corp. Class A	9,304	311	Hertz Global Holdings, Inc.(Æ)	22,192	206
CalAtlantic Group, Inc.	865	28	Hilton Worldwide Holdings, Inc.	4,621	102
CarMax, Inc.(Æ)	4,329	229	Home Depot, Inc. (The)	45,094	6,038
Carnival Corp.	25,410	1,246	Houghton Mifflin Harcourt Co.(Æ)	1,108	23
Carter's, Inc.	1,660	177	Hyatt Hotels Corp. Class A(Æ)	2,172	104
Cato Corp. (The) Class A	396	15	International Game Technology PLC	631	11
CBS Corp. Class B	7,581	424	International Speedway Corp. Class A	540	18
Charter Communications, Inc. Class A(Æ)	1,251	266	Interpublic Group of Cos., Inc. (The)	2,064	47
Children's Place, Inc. (The)	331	26	Jack in the Box, Inc.	171	12
Chipotle Mexican Grill, Inc. Class A(Æ)	279	117	JC Penney Co., Inc.(Æ)	13,152	122
Choice Hotels International, Inc.	1,766	89	John Wiley & Sons, Inc. Class A	3,769	187
Cinemark Holdings, Inc.	3,591	124	Johnson Controls, Inc.	32,708	1,354
Coach, Inc.	6,749	272	KAR Auction Services, Inc.	5,384	202
Comcast Corp. Class A(Æ)	87,965	5,345	Kate Spade & Co.(Æ)	1,777	46
Cooper Tire & Rubber Co.	548	19	Kohl's Corp.	13,050	578
Costco Wholesale Corp.	17,662	2,616	L Brands, Inc.(Æ)	3,866	303
Coty, Inc. Class A(Æ)	3,112	95	Lamar Advertising Co. Class A(ö)	1,086	67
Cracker Barrel Old Country Store, Inc.	112	16	Las Vegas Sands Corp.	4,719	213
Dana Holding Corp.	917	12	Lear Corp.	5,573	642
Darden Restaurants, Inc.	5,408	337	Leggett & Platt, Inc.	10,984	541
Delphi Automotive PLC	5,231	385	Lennar Corp. Class A	8,823	400
Dick's Sporting Goods, Inc.	9,603	445	Liberty Braves Group Class A(Æ)	1,094	17
Dillard's, Inc. Class A	1,276	90	Liberty Braves Group Class C(Æ)	492	7
DineEquity, Inc.	149	13	Liberty Broadband Corp. Class A(Æ)	197	11
Discovery Communications, Inc. Class A(Æ)	3,071	84	Liberty Broadband Corp. Class C(Æ)	3,824	219
Discovery Communications, Inc. Class C(Æ)	5,114	137	Liberty Interactive Corp. Class A(Æ)	7,779	204
DISH Network Corp. Class A(Æ)	5,674	280	Liberty Media Group Class A(Æ)	2,736	50
Dollar General Corp.	11,244	921	Liberty Media Group Class C(Æ)	1,229	22
Dollar Tree, Inc.(Æ)	13,893	1,107	Liberty SiriusXM Group Class A(Æ)	10,943	359
Domino's Pizza, Inc.	2,001	242	Liberty SiriusXM Group Class C(Æ)	4,917	157
DR Horton, Inc.	13,152	395	Liberty TripAdvisor Holdings, Inc. Class
DSW, Inc. Class A	3,658	90	A(Æ)	1,036	23
Dunkin' Brands Group, Inc.	2,779	129	Liberty Ventures Class A(Æ)	3,814	153
eBay, Inc.(Æ)	44,430	1,085	Lions Gate Entertainment Corp.	1,131	25
Estee Lauder Cos., Inc. (The) Class A	11,906	1,141	Live Nation Entertainment, Inc.(Æ)	4,942	106
Expedia, Inc.	3,547	411	LKQ Corp.(Æ)	12,758	409
Express, Inc.(Æ)	1,226	22	Lowe's Cos., Inc.	34,899	2,653

See accompanying notes which are an integral part of the financial statements.

664 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
lululemon athletica, Inc.(Æ)	2,488	163	Thomson Reuters Corp.	15,879	653
Macy's, Inc.	3,809	151	Thor Industries, Inc.	3,307	212
Madison Square Garden Co. (The) Class A(Æ)	1,453	228	Tiffany & Co.	1,892	135
Marriott International, Inc. Class A	2,923	205	Time Warner Cable, Inc.	7,271	1,542
Marriott Vacations Worldwide Corp.	314	20	Time Warner, Inc.	29,316	2,203
Mattel, Inc.	15,111	470	Time, Inc.	1,202	18
Matthews International Corp. Class A	415	22	TJX Cos., Inc.	31,043	2,354
McDonald's Corp.	30,949	3,915	Toll Brothers, Inc.(Æ)	7,709	210
Media General, Inc.(Æ)	1,092	19	Tractor Supply Co.	4,816	456
Meredith Corp.	445	23	TRI Pointe Group, Inc.(Æ)	1,351	16
Meritage Homes Corp.(Æ)	448	15	Tribune Media Co. Class A	2,949	114
MGM Resorts International(Æ)	16,560	353	TripAdvisor, Inc.(Æ)	1,688	109
Michael Kors Holdings, Ltd.(Æ)	2,179	113	Tupperware Brands Corp.	708	41
Michaels Cos., Inc. (The)(Æ)	2,792	79	Twenty-First Century Fox, Inc. Class A(Æ)	34,659	1,049
Mohawk Industries, Inc.(Æ)	2,764	532	Twenty-First Century Fox, Inc. Class B(Æ)	10,149	306
MSG Networks, Inc.(Æ)	4,360	75	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,117	441
Murphy USA, Inc.(Æ)	2,220	127	Under Armour, Inc. Class A(Æ)	4,105	180
Netflix, Inc.(Æ)	11,946	1,076	Under Armour, Inc. Class C(Æ)	4,105	167
New York Times Co. (The) Class A	1,463	19	Urban Outfitters, Inc.(Æ)	2,993	91
Newell Brands, Inc.	16,129	735	VF Corp.	15,880	1,001
News Corp. Class A	24,001	298	Viacom, Inc. Class B	12,475	510
Nielsen Holdings PLC(Æ)	3,956	206	Vista Outdoor, Inc.(Æ)	1,515	73
Nike, Inc. Class B	54,667	3,222	WABCO Holdings, Inc.(Æ)	1,600	179
Nordstrom, Inc.	5,642	288	Wal-Mart Stores, Inc.	90,421	6,046
Norwegian Cruise Line Holdings, Ltd.(Æ)	3,091	151	Walt Disney Co. (The)	56,368	5,821
NVR, Inc.(Æ)	375	623	Wendy's Co. (The)	5,007	54
Office Depot, Inc.(Æ)	19,687	116	Whirlpool Corp.	4,216	734
Omnicom Group, Inc.	10,446	867	Williams-Sonoma, Inc.	674	40
O'Reilly Automotive, Inc.(Æ)	5,934	1,559	Wyndham Worldwide Corp.	713	51
Outfront Media, Inc.(ö)	1,765	38	Wynn Resorts, Ltd.	1,138	100
Pandora Media, Inc.(Æ)	2,887	29	Yum! Brands, Inc.	17,818	1,418
Panera Bread Co. Class A(Æ)	2,224	477	Zillow Group, Inc.(Æ)	992	24
Penn National Gaming, Inc.(Æ)	1,031	17	Zillow Group, Inc. Class A(Æ)	496	12
Penske Automotive Group, Inc.	1,399	55			110,266
Polaris Industries, Inc.	2,371	232
Priceline Group, Inc. (The)(Æ)	1,117	1,501	Consumer Staples - 7.1%
PulteGroup, Inc.	17,020	313	Altria Group, Inc.	50,895	3,192
PVH Corp.	3,332	319	Archer-Daniels-Midland Co.	35,445	1,416
Ralph Lauren Corp. Class A	4,130	385	Brown-Forman Corp. Class B - ADR(Æ)	6,949	669
Regal Entertainment Group Class A	3,078	64	Bunge, Ltd.	6,111	382
Rent-A-Center, Inc. Class A	738	11	Campbell Soup Co.	9,056	559
Ross Stores, Inc.	22,997	1,306	Church & Dwight Co., Inc.	6,616	613
Royal Caribbean Cruises, Ltd.	9,317	721	Clorox Co. (The)	6,943	869
Sally Beauty Holdings, Inc.(Æ)	9,521	299	Coca-Cola Co. (The)	74,507	3,338
Scholastic Corp.	450	16	Coca-Cola Enterprises, Inc.	10,377	545
Scripps Networks Interactive, Inc. Class A	5,293	330	Colgate-Palmolive Co.	23,392	1,659
Service Corp. International	3,933	105	ConAgra Foods, Inc.	4,033	180
ServiceMaster Global Holdings, Inc.(Æ)	2,525	97	Constellation Brands, Inc. Class A	3,407	532
Signet Jewelers, Ltd.	1,068	116	Core-Mark Holding Co., Inc.	293	24
Sirius XM Holdings, Inc.(Æ)	38,242	151	CVS Health Corp.	40,989	4,119
Six Flags Entertainment Corp.	1,024	62	Dean Foods Co.	1,121	19
Skechers U.S.A., Inc. Class A(Æ)	3,372	111	Dr Pepper Snapple Group, Inc.	9,094	827
Staples, Inc.	40,234	410	Energizer Holdings, Inc.	378	31
Starbucks Corp.	55,043	3,095	Flowers Foods, Inc.	7,852	150
Starwood Hotels & Resorts Worldwide, Inc.	821	67	Fresh Del Monte Produce, Inc.	540	23
Starz Class A(Æ)	1,315	36	General Mills, Inc.	20,227	1,241
Target Corp.	38,963	3,098	Hain Celestial Group, Inc. (The)(Æ)	2,299	96
TEGNA, Inc.	17,310	404	Herbalife, Ltd.(Æ)	827	48
Tempur Sealy International, Inc.(Æ)	114	7	Hershey Co. (The)	8,295	772
Tesla Motors, Inc.(Æ)	1,204	290	Hormel Foods Corp.	23,682	913

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 665

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ingredion, Inc.	5,214	600	HollyFrontier Corp.	6,913	246
JM Smucker Co. (The)	7,003	889	Kinder Morgan, Inc.	65,842	1,169
Kellogg Co.	1,869	144	Marathon Oil Corp.	15,815	223
Kimberly-Clark Corp.	11,566	1,448	Marathon Petroleum Corp.	31,704	1,239
Kraft Heinz Co. (The)	7,999	624	Murphy Oil Corp.	4,444	159
Kroger Co. (The)	38,397	1,359	National Oilwell Varco, Inc.	8,745	315
Lancaster Colony Corp.	177	21	Newfield Exploration Co.(Æ)	4,602	167
McCormick & Co., Inc.	8,281	777	Noble Energy, Inc.	10,040	363
Mead Johnson Nutrition Co. Class A	3,098	270	NOW, Inc.(Æ)	4,899	89
Molson Coors Brewing Co. Class B	2,203	211	Occidental Petroleum Corp.	26,875	2,060
Mondelez International, Inc. Class A	72,365	3,109	Oceaneering International, Inc.	4,009	147
Monster Beverage Corp.(Æ)	603	87	ONEOK, Inc.	1,140	41
Nu Skin Enterprises, Inc. Class A	504	20	PBF Energy, Inc. Class A	3,046	98
PepsiCo, Inc.	32,539	3,350	Phillips 66(Æ)	21,596	1,773
Philip Morris International, Inc.	43,414	4,260	Pioneer Natural Resources Co.(Æ)	746	124
Pinnacle Foods, Inc.	6,289	268	Range Resources Corp.	2,341	103
Post Holdings, Inc.(Æ)	440	32	RPC, Inc.	5,838	88
Procter & Gamble Co. (The)	91,099	7,299	Schlumberger, Ltd.	44,824	3,601
Reynolds American, Inc.	40,353	2,001	SolarCity Corp.(Æ)	795	24
Rite Aid Corp.(Æ)	19,919	160	Spectra Energy Corp.	18,992	594
Safeway, Inc.(Æ)	4,520	2	SunPower Corp. Class A(Æ)	316	6
Seaboard Corp.(Æ)	4	12	Targa Resources Corp.	749	30
Snyders-Lance, Inc.	664	21	Tesoro Corp.	7,267	579
SpartanNash Co.	641	18	Valero Energy Corp.	27,350	1,610
SUPERVALU, Inc.(Æ)	2,110	11	Weatherford International PLC(Æ)	16,505	134
Sysco Corp.	16,668	768	Williams Cos., Inc. (The)	8,902	173
TreeHouse Foods, Inc.(Æ)	303	27	World Fuel Services Corp.	3,557	166
Tyson Foods, Inc. Class A	4,737	312			51,211
United Natural Foods, Inc.(Æ)	205	7
Universal Corp.	372	20	Financial Services - 20.3%
Vector Group, Ltd.	745	16	Acadia Realty Trust(ö)	782	26
Walgreens Boots Alliance, Inc.	31,882	2,528	Affiliated Managers Group, Inc.(Æ)	1,692	288
WhiteWave Foods Co. (The) Class A(Æ)	321	13	Aflac, Inc.	23,418	1,615
		52,901	Alexander & Baldwin, Inc.	509	19
			Alexandria Real Estate Equities, Inc.(ö)	901	84
Energy - 6.9%			Alleghany Corp.(Æ)	508	265
Anadarko Petroleum Corp.	14,936	788	Alliance Data Systems Corp.(Æ)	210	43
Antero Resources Corp.(Æ)	3,139	89	Allied World Assurance Co. Holdings AG	16,360	582
Apache Corp.	18,383	1,000	Allstate Corp. (The)	20,900	1,360
Baker Hughes, Inc.	19,912	963	Ally Financial, Inc.(Æ)	10,011	178
Cabot Oil & Gas Corp.	1,302	31	American Campus Communities, Inc.(ö)	3,907	175
Cheniere Energy, Inc.(Æ)	1,100	43	American Capital Agency Corp.(ö)	11,201	206
Chevron Corp.	92,415	9,443	American Equity Investment Life Holding
Cimarex Energy Co.	356	39	Co.(Æ)	862	12
Columbia Pipeline Group, Inc.	7,253	186	American Express Co.	30,138	1,972
Concho Resources, Inc.(Æ)	509	59	American Financial Group, Inc.	7,914	547
ConocoPhillips	42,699	2,041	American Homes 4 Rent Class A(ö)	7,802	123
Continental Resources, Inc.(Æ)	1,290	48	American International Group, Inc.	47,846	2,671
Devon Energy Corp.	19,055	661	American National Insurance Co.	2,014	234
Diamond Offshore Drilling, Inc.	2,936	71	American Tower Corp.(ö)	10,108	1,060
Energen Corp.	2,834	120	Ameriprise Financial, Inc.	2,766	265
EOG Resources, Inc.	17,736	1,465	AmTrust Financial Services, Inc.	3,104	77
EQT Corp.	823	58	Annaly Capital Management, Inc.(ö)	23,465	244
Exxon Mobil Corp.	183,756	16,244	Aon PLC	4,601	484
First Solar, Inc.(Æ)	2,169	121	Arch Capital Group, Ltd.(Æ)	10,672	752
FMC Technologies, Inc.(Æ)	3,372	103	Argo Group International Holdings, Ltd.	411	23
Gulfport Energy Corp.(Æ)	3,498	110	ARMOUR Residential REIT, Inc.(ö)	679	14
Halliburton Co.	37,769	1,560	Arthur J Gallagher & Co.	6,636	305
Helmerich & Payne, Inc.	3,950	261	Aspen Insurance Holdings, Ltd.	6,713	311
Hess Corp.	6,481	386	Associated Banc-Corp.	6,655	121

See accompanying notes which are an integral part of the financial statements.

666 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Assurant, Inc.	6,053	512	East West Bancorp, Inc.	7,798	292
Assured Guaranty, Ltd.	6,662	172	Eaton Vance Corp.	1,852	64
Astoria Financial Corp.	1,367	21	Education Realty Trust, Inc.(ö)	597	24
AvalonBay Communities, Inc.(ö)	2,678	473	Endurance Specialty Holdings, Ltd.	5,587	357
Axis Capital Holdings, Ltd.	10,980	585	Enstar Group, Ltd.(Æ)	131	21
Banco Latinoamericano de Comercio Exterior			EPR Properties(ö)	579	38
SA Class E	555	14	Equifax, Inc.	8,768	1,054
BancorpSouth, Inc.	1,136	27	Equinix, Inc.(ö)	374	124
Bank of America Corp.	400,781	5,835	Equity LifeStyle Properties, Inc. Class A(ö)	3,608	247
Bank of Hawaii Corp.	1,565	107	Equity One, Inc.(ö)	804	23
Bank of New York Mellon Corp. (The)	49,948	2,010	Equity Residential(ö)	11,335	772
BankUnited, Inc.	3,131	108	Erie Indemnity Co. Class A	2,560	242
BB&T Corp.	47,479	1,680	Essex Property Trust, Inc.(ö)	1,053	232
Berkshire Hathaway, Inc. Class B(Æ)	83,821	12,194	EverBank Financial Corp.	1,053	16
BlackRock, Inc. Class A	4,939	1,760	Everest Re Group, Ltd.	4,022	744
BOK Financial Corp.	2,347	141	Extra Space Storage, Inc.(ö)	7,797	662
Broadridge Financial Solutions, Inc.	8,702	521	FactSet Research Systems, Inc.	2,835	427
Brown & Brown, Inc.	5,706	200	Federal Realty Investment Trust(ö)	2,282	347
Camden Property Trust(ö)	2,844	230	Federated Investors, Inc. Class B	5,832	184
Capital One Financial Corp.	30,385	2,200	FelCor Lodging Trust, Inc.(ö)	1,675	12
Capitol Federal Financial, Inc.	1,827	24	Fidelity National Information Services, Inc.	6,324	416
Capstead Mortgage Corp.(ö)	1,505	15	Fifth Third Bancorp	42,952	786
Care Capital Properties, Inc.(ö)	1,488	40	First American Financial Corp.	1,062	38
Cathay General Bancorp	936	29	First Citizens BancShares, Inc. Class A	109	28
CBOE Holdings, Inc.	3,550	220	First Financial Bankshares, Inc.	688	22
CBRE Group, Inc. Class A(Æ)	8,855	262	First Horizon National Corp.	7,257	102
Charles Schwab Corp. (The)	42,727	1,214	First Industrial Realty Trust, Inc.(ö)	1,066	24
Chemical Financial Corp.	595	23	First Midwest Bancorp, Inc.	1,101	20
Chesapeake Lodging Trust(ö)	620	15	First Niagara Financial Group, Inc.	11,415	121
Chimera Investment Corp.(ö)	2,908	41	First Republic Bank	10,156	714
Chubb, Ltd.	27,004	3,183	FirstMerit Corp.	1,748	39
Cincinnati Financial Corp.	10,682	705	Fiserv, Inc.(Æ)	8,523	833
CIT Group, Inc.	6,189	214	FleetCor Technologies, Inc.(Æ)	827	128
Citigroup, Inc.	121,408	5,619	FNB Corp.	2,028	27
Citizens Financial Group, Inc.	17,765	406	FNF Group	19,166	611
CME Group, Inc. Class A	16,677	1,533	Forest City Realty Trust, Inc. Class A(Æ)(ö)	1,258	26
CNA Financial Corp.	1,478	47	Four Corners Property Trust, Inc.(Æ)(ö)	2,462	44
CNO Financial Group, Inc.	1,856	34	Franklin Resources, Inc.	23,511	878
Colony Capital, Inc. Class A(ö)	1,156	20	Franklin Street Properties Corp.(ö)	1,420	15
Columbia Banking System, Inc.	762	22	General Growth Properties, Inc.(ö)	5,005	140
Comerica, Inc.	7,161	318	Genworth Financial, Inc. Class A(Æ)	15,346	53
Commerce Bancshares, Inc.	14,085	659	GEO Group, Inc. (The)(ö)	757	24
Communications Sales & Leasing, Inc.(ö)	5,405	126	Glacier Bancorp, Inc.	943	24
Community Bank System, Inc.	569	22	Global Payments, Inc.	7,216	521
CoreLogic, Inc.(Æ)	2,865	102	Goldman Sachs Group, Inc. (The)	18,312	3,005
Corrections Corp. of America(ö)	5,990	182	Government Properties Income Trust(ö)	905	17
Cousins Properties, Inc.(ö)	2,516	26	Gramercy Property Trust(ö)	4,473	38
Credit Acceptance Corp.(Æ)	361	71	Hancock Holding Co.	934	24
Crown Castle International Corp.(ö)	844	73	Hanover Insurance Group, Inc. (The)	4,735	406
CubeSmart(ö)	1,335	40	Hartford Financial Services Group, Inc.	8,131	361
Cullen/Frost Bankers, Inc.	4,929	315	Hatteras Financial Corp.(ö)	1,218	19
CVB Financial Corp.	1,392	24	HCP, Inc.(ö)	10,636	360
CYS Investments, Inc.(ö)	2,020	16	Healthcare Realty Trust, Inc.(ö)	1,014	31
DCT Industrial Trust, Inc.(ö)	840	34	Hersha Hospitality Trust Class A(ö)	682	13
DiamondRock Hospitality Co.(ö)	2,041	18	Highwoods Properties, Inc.(ö)	867	40
Digital Realty Trust, Inc.(ö)	1,626	143	Hilltop Holdings, Inc.(Æ)	990	20
Discover Financial Services	22,348	1,258	Horace Mann Educators Corp.	597	19
Dun & Bradstreet Corp. (The)	2,778	307	Hudson Pacific Properties, Inc.(ö)	674	20
DuPont Fabros Technology, Inc.(ö)	622	25	Huntington Bancshares, Inc.	81,199	817
E*Trade Financial Corp.(Æ)	8,634	217	Iberiabank Corp.	383	23

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 667

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
Independent Bank Corp.	450	21	PennyMac Mortgage Investment Trust(ö)	903	12
Interactive Brokers Group, Inc. Class A	2,147	82	People's United Financial, Inc.	34,797	539
Intercontinental Exchange, Inc.	2,954	709	Pinnacle Financial Partners, Inc.	468	23
International Bancshares Corp.(Æ)	728	19	PNC Financial Services Group, Inc. (The)	29,491	2,589
Invesco Mortgage Capital, Inc.(ö)	1,371	18	Popular, Inc.(Æ)	1,240	37
Invesco, Ltd.	2,885	89	Post Properties, Inc.(ö)	2,886	166
Investors Bancorp, Inc.	3,202	37	Primerica, Inc.	565	28
Jack Henry & Associates, Inc.	4,848	393	Principal Financial Group, Inc.	11,970	511
Janus Capital Group, Inc.	1,662	24	PrivateBancorp, Inc. Class A	676	28
Jones Lang LaSalle, Inc.	1,652	190	ProAssurance Corp.	6,187	295
JPMorgan Chase & Co.	154,482	9,763	Progressive Corp. (The)(Æ)	34,771	1,134
Kemper Corp.	603	19	Prosperity Bancshares, Inc.	699	37
Kennedy-Wilson Holdings, Inc.	829	18	Provident Financial Services, Inc.	1,032	21
KeyCorp	36,099	444	Prudential Financial, Inc.	18,517	1,438
LaSalle Hotel Properties(ö)	1,054	25	PS Business Parks, Inc.(ö)	215	21
Lazard, Ltd. Class A	3,221	116	Public Storage(ö)	6,036	1,478
Legg Mason, Inc.	5,408	174	Radian Group, Inc.	1,459	19
Leucadia National Corp.	6,331	106	Ramco-Gershenson Properties Trust(ö)	1,033	18
Lexington Realty Trust(ö)	2,197	19	Raymond James Financial, Inc.	7,736	404
Liberty Property Trust(Æ)(ö)	2,597	91	Rayonier, Inc.(ö)	3,305	82
Lincoln National Corp.	8,677	377	Realogy Holdings Corp.(Æ)	4,007	143
Loews Corp.	10,662	423	Realty Income Corp.(ö)	9,816	581
LPL Financial Holdings, Inc.	286	8	Redwood Trust, Inc.(ö)	1,057	14
LTC Properties, Inc.(ö)	471	22	Regions Financial Corp.	58,429	548
M&T Bank Corp.	10,336	1,223	Reinsurance Group of America, Inc. Class A	3,717	354
Macerich Co. (The)(ö)	1,826	139	RenaissanceRe Holdings, Ltd.	5,090	565
Mack-Cali Realty Corp.(ö)	1,143	29	Retail Opportunity Investments Corp.(ö)	1,225	24
Markel Corp.(Æ)	761	684	RLI Corp.	515	32
Marsh & McLennan Cos., Inc.	21,199	1,339	RLJ Lodging Trust(ö)	1,123	24
MasterCard, Inc. Class A	32,742	3,176	Ryman Hospitality Properties, Inc.(ö)	287	15
MB Financial, Inc.	776	27	Santander Consumer USA Holdings, Inc.(Æ)	3,537	47
Medical Properties Trust, Inc.(ö)	2,166	29	SEI Investments Co.	10,870	523
Mercury General Corp.	3,725	197	Selective Insurance Group, Inc.	765	27
MetLife, Inc.	36,167	1,631	Senior Housing Properties Trust(ö)	7,976	140
MFA Financial, Inc.(ö)	27,903	193	Signature Bank(Æ)	2,635	363
MGIC Investment Corp.(Æ)	2,152	16	Simon Property Group, Inc.(ö)	5,642	1,135
Moody's Corp.	8,126	778	SLM Corp.(Æ)	28,279	191
Morgan Stanley	58,339	1,579	South State Corp.	319	22
Morningstar, Inc.	1,951	162	Sovran Self Storage, Inc.(ö)	196	21
MSCI, Inc. Class A	10,061	764	STAG Industrial, Inc.(ö)	756	15
Nasdaq, Inc.	13,154	812	Starwood Property Trust, Inc.(ö)	15,474	300
National Retail Properties, Inc.(ö)	7,069	309	State Street Corp.	17,678	1,101
Nationstar Mortgage Holdings, Inc.(Æ)	2,378	28	Sterling Bancorp	1,313	21
Navient Corp.	12,390	169	Stifel Financial Corp.(Æ)	658	22
NBT Bancorp, Inc.	773	22	Sunstone Hotel Investors, Inc.(ö)	1,916	25
New Residential Investment Corp.(ö)	1,493	18	SunTrust Banks, Inc.	25,165	1,050
New York Community Bancorp, Inc.	41,407	622	SVB Financial Group(Æ)	1,630	170
New York REIT, Inc.(ö)	1,827	18	Synchrony Financial(Æ)	7,466	228
Northern Trust Corp.	8,006	569	Synovus Financial Corp.	10,505	327
NorthStar Asset Management Group, Inc.	10,983	137	T Rowe Price Group, Inc.	7,185	541
Northwest Bancshares, Inc.	1,613	23	Taubman Centers, Inc.(ö)	1,323	92
Old National Bancorp	1,548	21	TCF Financial Corp.	5,745	78
Old Republic International Corp.	5,837	108	TD Ameritrade Holding Corp.	2,146	64
OneMain Holdings, Inc.(Æ)	1,626	52	Texas Capital Bancshares, Inc.(Æ)	453	21
PacWest Bancorp	4,606	184	Torchmark Corp.	9,063	525
Park National Corp.	220	20	Total System Services, Inc.	9,115	466
Parkway Properties, Inc.(ö)	1,052	17	Travelers Cos., Inc. (The)	23,305	2,561
PayPal Holdings, Inc.(Æ)	35,385	1,386	Trustmark Corp.	912	22
Pebblebrook Hotel Trust(ö)	692	19	Two Harbors Investment Corp.(ö)	5,058	40
Pennsylvania Real Estate Investment Trust(ö)	803	18	UDR, Inc.(ö)	3,169	111

See accompanying notes which are an integral part of the financial statements.

668 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
UMB Financial Corp.	464	26	Brookdale Senior Living, Inc. Class A(Æ)	1,153	21
Umpqua Holdings Corp.	1,787	28	Bruker Corp.(Æ)	1,963	56
Union Bankshares Corp.	835	22	Cardinal Health, Inc.	13,266	1,041
United Bankshares, Inc.	765	30	Celgene Corp.(Æ)	15,682	1,622
Unum Group	3,799	130	Centene Corp.(Æ)	5,314	329
US Bancorp	84,457	3,605	Cerner Corp.(Æ)	12,687	712
Validus Holdings, Ltd.	5,754	265	Charles River Laboratories International,
Valley National Bancorp	2,670	25	Inc.(Æ)	1,349	107
Vantiv, Inc. Class A(Æ)	2,821	154	Cigna Corp.	12,039	1,668
Ventas, Inc.(ö)	4,389	273	Community Health Systems, Inc.(Æ)	4,191	80
Visa, Inc. Class A	63,811	4,929	CONMED Corp.	388	16
Voya Financial, Inc.	11,000	357	Cooper Cos., Inc. (The)	2,645	405
Waddell & Reed Financial, Inc. Class A	1,325	27	CR Bard, Inc.	4,167	884
Washington Federal, Inc.	1,200	29	DaVita HealthCare Partners, Inc.(Æ)	1,048	77
Washington Real Estate Investment Trust(ö)	802	23	DENTSPLY SIRONA, Inc.(Æ)	15,459	921
Webster Financial Corp.	908	33	DexCom, Inc.(Æ)	2,246	145
Weingarten Realty Investors(ö)	4,799	177	Edwards Lifesciences Corp.(Æ)	5,516	586
Wells Fargo & Co.	207,793	10,385	Eli Lilly & Co.	32,667	2,467
Welltower, Inc.(ö)	2,571	178	Endo International PLC(Æ)	4,204	114
WesBanco, Inc.	570	18	Envision Healthcare Holdings, Inc.(Æ)	1,438	33
Westamerica Bancorporation	444	22	Express Scripts Holding Co.(Æ)	25,653	1,891
Western Union Co. (The)	15,063	301	Gilead Sciences, Inc.	39,466	3,481
WEX, Inc.(Æ)	159	15	Greatbatch, Inc.(Æ)	364	13
Weyerhaeuser Co.(ö)	8,768	282	Haemonetics Corp.(Æ)	576	19
White Mountains Insurance Group, Ltd.(Æ)	483	401	HCA Holdings, Inc.(Æ)	17,316	1,396
Wintrust Financial Corp.	546	28	HealthSouth Corp.	482	20
WR Berkley Corp.	6,936	388	Henry Schein, Inc.(Æ)	6,277	1,059
XL Group PLC Class A	17,232	564	Hill-Rom Holdings, Inc.	2,022	98
Zions Bancorporation	4,014	110	Hologic, Inc.(Æ)	6,607	222
		151,176	Humana, Inc.	5,628	997
			ICU Medical, Inc.(Æ)	207	21
Health Care - 13.8%			IDEXX Laboratories, Inc.(Æ)	770	65
Abbott Laboratories	76,510	2,976	Illumina, Inc.(Æ)	4,327	584
AbbVie, Inc.	33,968	2,072	Incyte Corp.(Æ)	4,786	346
Acadia Healthcare Co., Inc.(Æ)	652	41	Integra LifeSciences Holdings Corp.(Æ)	287	20
Aetna, Inc.	19,761	2,219	Intercept Pharmaceuticals, Inc.(Æ)	146	22
Agilent Technologies, Inc.	6,561	268	Intrexon Corp.(Æ)	1,625	43
Agios Pharmaceuticals, Inc.(Æ)	810	40	Intuitive Surgical, Inc.(Æ)	678	425
Akorn, Inc.(Æ)	1,963	50	Ionis Pharmaceuticals, Inc.(Æ)	5,272	216
Alere, Inc.(Æ)	2,355	92	Jazz Pharmaceuticals PLC(Æ)	1,461	220
Alexion Pharmaceuticals, Inc.(Æ)	4,040	563	Johnson & Johnson	115,431	12,937
Align Technology, Inc.(Æ)	1,450	105	Juno Therapeutics, Inc.(Æ)	1,815	76
Alkermes PLC(Æ)	4,069	162	Kindred Healthcare, Inc.	845	12
Allergan PLC(Æ)	10,887	2,358	Laboratory Corp. of America Holdings(Æ)	7,972	999
Allscripts Healthcare Solutions, Inc.(Æ)	7,622	102	LifePoint Health, Inc.(Æ)	3,362	227
Alnylam Pharmaceuticals, Inc.(Æ)	2,423	162	Magellan Health, Inc.(Æ)	353	25
AmerisourceBergen Corp. Class A	3,657	311	Mallinckrodt PLC(Æ)	2,586	162
Amgen, Inc.	24,464	3,873	McKesson Corp.	7,781	1,306
Amsurg Corp. Class A(Æ)	422	34	Medivation, Inc.(Æ)	7,649	442
Analogic Corp.	203	16	MEDNAX, Inc.(Æ)	7,853	560
Anthem, Inc.	15,160	2,134	Medtronic PLC	56,198	4,448
Baxalta, Inc.	24,749	1,038	Merck & Co., Inc.	120,785	6,624
Baxter International, Inc.	23,187	1,025	Mylan NV(Æ)	13,779	575
Becton Dickinson and Co.	9,287	1,498	Myriad Genetics, Inc.(Æ)	321	12
Biogen, Inc.(Æ)	5,331	1,466	Nuvectra Corp.(Æ)	121	1
BioMarin Pharmaceutical, Inc.(Æ)	4,138	350	OPKO Health, Inc.(Æ)	7,233	78
Bio-Rad Laboratories, Inc. Class A(Æ)	2,084	296	Owens & Minor, Inc.	736	27
Bluebird Bio, Inc.(Æ)	838	37	PAREXEL International Corp.(Æ)	261	16
Boston Scientific Corp.(Æ)	23,519	516	Patterson Cos., Inc.	792	34
Bristol-Myers Squibb Co.	46,828	3,380	PerkinElmer, Inc.	2,634	133

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 669

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Perrigo Co. PLC	2,357	228	Hexcel Corp.	8,716	395
Pfizer, Inc.	275,886	9,024	Huntsman Corp.	3,469	55
Premier, Inc. Class A(Æ)	2,013	68	International Flavors & Fragrances, Inc.	2,269	271
Puma Biotechnology, Inc.(Æ)	732	22	International Paper Co.	2,993	129
Qiagen NV(Æ)	9,335	210	Kaiser Aluminum Corp.	260	25
Quest Diagnostics, Inc.	10,533	792	Lennox International, Inc. Class 2	1,125	152
Quintiles Transnational Holdings, Inc.(Æ)	2,262	156	Louisiana-Pacific Corp.(Æ)	1,363	23
Regeneron Pharmaceuticals, Inc.(Æ)	2,310	870	LyondellBasell Industries Class A	11,536	954
ResMed, Inc.	7,778	434	Martin Marietta Materials, Inc.	1,827	309
Seattle Genetics, Inc.(Æ)	549	19	Masco Corp.	8,737	268
St. Jude Medical, Inc.	6,944	529	Masonite International Corp.(Æ)	308	21
STERIS PLC(Æ)	254	18	Minerals Technologies, Inc.	332	20
Stryker Corp.	14,357	1,565	Monsanto Co.	8,057	755
Teleflex, Inc.	2,302	359	Mosaic Co. (The)	8,368	234
Tenet Healthcare Corp.(Æ)	527	17	Mueller Industries, Inc.	488	15
Thermo Fisher Scientific, Inc.	15,926	2,297	NewMarket Corp.	661	268
United Therapeutics Corp.(Æ)	2,260	238	Newmont Mining Corp.	9,212	322
UnitedHealth Group, Inc.	34,525	4,546	Nucor Corp.	5,958	297
Universal Health Services, Inc. Class B	2,739	366	Olin Corp.	927	20
Varian Medical Systems, Inc.(Æ)	5,253	426	Owens Corning	4,065	187
VCA, Inc.(Æ)	2,084	131	Owens-Illinois, Inc.(Æ)	2,544	47
Veeva Systems, Inc. Class A(Æ)	1,263	35	Packaging Corp. of America	1,845	120
Vertex Pharmaceuticals, Inc.(Æ)	6,398	540	Platform Specialty Products Corp.(Æ)	509	5
VWR Corp.(Æ)	2,823	75	PPG Industries, Inc.	7,282	804
West Pharmaceutical Services, Inc.	302	21	Praxair, Inc.	11,601	1,363
Zimmer Biomet Holdings, Inc.	4,875	564	Reliance Steel & Aluminum Co.	3,079	228
Zoetis, Inc. Class A	7,034	331	Royal Gold, Inc.	319	20
		102,201	RPM International, Inc.	3,950	200
			Schweitzer-Mauduit International, Inc.	396	14
Materials and Processing - 2.9%			Sealed Air Corp.	4,577	217
Acuity Brands, Inc.	1,302	317	Sensient Technologies Corp.	501	34
Air Products & Chemicals, Inc.	8,119	1,184	Sherwin-Williams Co. (The)	4,068	1,169
Airgas, Inc.	1,656	236	Silgan Holdings, Inc.	3,232	164
Albemarle Corp.	3,187	211	Simpson Manufacturing Co., Inc.	556	21
Alcoa, Inc.	22,948	256	Sonoco Products Co.	5,364	251
Allegheny Technologies, Inc.	4,212	69	Southern Copper Corp.	1,704	50
AptarGroup, Inc.	2,086	158	Steel Dynamics, Inc.	10,928	275
Ashland, Inc.	2,354	263	Tahoe Resources, Inc.	4,879	69
Axalta Coating Systems, Ltd.(Æ)	2,668	76	Timken Co. (The)	3,435	122
Ball Corp.	3,539	253	United States Steel Corp.	4,864	93
Beacon Roofing Supply, Inc.(Æ)	625	27	Universal Forest Products, Inc.	310	24
Bemis Co., Inc.	4,776	240	USG Corp.(Æ)	1,600	43
Berry Plastics Group, Inc.(Æ)	499	18	Valmont Industries, Inc.	1,665	234
Cabot Corp.	1,250	61	Valspar Corp.	2,236	239
Celanese Corp. Class A	56	4	Vulcan Materials Co.	2,629	283
CF Industries Holdings, Inc.	5,795	192	Watsco, Inc.	2,102	283
Commercial Metals Co.	1,400	25	Westlake Chemical Corp.	739	37
Compass Minerals International, Inc.	1,934	145	WestRock Co.	6,094	255
Crown Holdings, Inc.(Æ)	518	27	WR Grace & Co.(Æ)	518	40
Domtar Corp.	3,581	138			21,333
Dow Chemical Co. (The)	38,038	2,001
Eagle Materials, Inc.	816	60	Producer Durables - 10.9%
Eastman Chemical Co.	2,204	168	3M Co.	19,263	3,224
Ecolab, Inc.	11,903	1,369	AAR Corp.	570	14
EI du Pont de Nemours & Co.	19,492	1,285	ABM Industries, Inc.	722	23
Fastenal Co.	11,658	545	Accenture PLC Class A(Æ)	22,298	2,518
FMC Corp.	1,069	46	Actuant Corp. Class A(Æ)	834	22
Freeport-McMoRan, Inc.	29,049	407	ADT Corp. (The)	7,154	300
Graphic Packaging Holding Co.	8,087	107	AECOM(Æ)	3,042	99
Hecla Mining Co.	4,958	21	AGCO Corp.	1,114	60

See accompanying notes which are an integral part of the financial statements.

670 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Air Lease Corp. Class A	3,433	105	General Electric Co.	301,832	9,281
Aircastle, Ltd.	708	15	Genesee & Wyoming, Inc. Class A(Æ)	799	52
Alaska Air Group, Inc.	7,948	560	Genpact, Ltd.(Æ)	11,557	322
Albany International Corp. Class A	427	17	Graco, Inc.	3,536	277
Allegion PLC	1,017	67	Granite Construction, Inc.	562	25
Allison Transmission Holdings, Inc. Class A	1,526	44	HD Supply Holdings, Inc.(Æ)	7,172	246
American Airlines Group, Inc.	11,965	415	HEICO Corp.	281	17
Ametek, Inc.	10,901	524	Honeywell International, Inc.	24,906	2,846
AO Smith Corp.	5,808	448	Hubbell, Inc. Class B	4,799	508
Applied Industrial Technologies, Inc.	443	20	Huntington Ingalls Industries, Inc.	1,251	181
Atlas Air Worldwide Holdings, Inc.(Æ)	353	14	Huron Consulting Group, Inc.(Æ)	301	17
Automatic Data Processing, Inc.	13,235	1,171	IDEX Corp.	3,721	305
Avery Dennison Corp.	3,600	261	IHS, Inc. Class A(Æ)	420	52
Babcock & Wilcox Co. (The) Class W	3,631	121	Illinois Tool Works, Inc.	11,444	1,196
Babcock & Wilcox Enterprises, Inc.(Æ)	4,164	95	Itron, Inc.(Æ)	500	21
Barnes Group, Inc.	641	21	ITT Corp.	3,653	140
Boeing Co. (The)	20,197	2,723	Jacobs Engineering Group, Inc.(Æ)	3,491	156
Brady Corp. Class A	703	19	JB Hunt Transport Services, Inc.	5,785	479
Briggs & Stratton Corp.	795	17	JetBlue Airways Corp.(Æ)	15,142	300
Carlisle Cos., Inc.	3,407	347	Joy Global, Inc.	4,038	86
Caterpillar, Inc.	17,266	1,342	Kansas City Southern	4,088	387
CH Robinson Worldwide, Inc.	4,891	347	KBR, Inc.	6,008	93
Chicago Bridge & Iron Co.	3,489	140	Kennametal, Inc.	3,055	71
Cintas Corp.	7,313	657	Keysight Technologies, Inc.(Æ)	2,835	74
Clarcor, Inc.	252	15	Kirby Corp.(Æ)	4,932	315
Clean Harbors, Inc.(Æ)	844	42	Korn/Ferry International	541	15
Colfax Corp.(Æ)	2,086	68	L-3 Communications Holdings, Inc.	5,141	676
Convergys Corp.	1,180	31	Landstar System, Inc.	1,527	100
Copa Holdings SA Class A	932	59	Lexmark International, Inc. Class A	3,036	117
Copart, Inc.(Æ)	6,454	276	Lincoln Electric Holdings, Inc.	3,257	204
CoStar Group, Inc.(Æ)	964	190	Lockheed Martin Corp.	9,949	2,312
Covanta Holding Corp.	2,768	45	Macquarie Infrastructure Corp.	473	33
Crane Co.	1,929	107	Manitowoc Foodservice, Inc.(Æ)	2,169	33
CSX Corp.	35,333	964	ManpowerGroup, Inc.	1,867	144
Cubic Corp.	329	14	Matson, Inc.	478	19
Cummins, Inc.	7,782	911	MAXIMUS, Inc.	283	15
Curtiss-Wright Corp.	418	32	Mettler-Toledo International, Inc.(Æ)	1,829	655
Danaher Corp.	24,224	2,344	Middleby Corp.(Æ)	640	70
Darling Ingredients, Inc.(Æ)	1,555	23	Mobile Mini, Inc.	493	16
Deere & Co.	14,248	1,198	Moog, Inc. Class A(Æ)	416	20
Delta Air Lines, Inc.	24,578	1,024	MSC Industrial Direct Co., Inc. Class A	3,218	249
Deluxe Corp.	370	23	National Instruments Corp.	2,557	70
Donaldson Co., Inc.	7,890	258	Navistar International Corp.(Æ)	123	2
Dover Corp.	7,034	462	Nordson Corp.	3,989	306
Eaton Corp. PLC	18,807	1,190	Norfolk Southern Corp.	12,944	1,166
EMCOR Group, Inc.	715	35	Northrop Grumman Corp.	8,727	1,800
Emerson Electric Co.	25,179	1,376	Old Dominion Freight Line, Inc.(Æ)	4,303	284
EnerSys	431	25	Orbital ATK, Inc.	3,504	305
ESCO Technologies, Inc.	446	17	Oshkosh Corp.	1,331	65
Essendant, Inc.	529	16	OSI Systems, Inc.(Æ)	251	13
Esterline Technologies Corp.(Æ)	316	22	PACCAR, Inc.	5,465	322
Expeditors International of Washington, Inc.	4,418	219	Parker-Hannifin Corp.	3,426	397
Federal Signal Corp.	972	13	Paychex, Inc.	9,557	498
FedEx Corp.	8,518	1,406	Pentair PLC	2,300	134
Flir Systems, Inc.	9,726	294	Pitney Bowes, Inc.	1,481	31
Fluor Corp.	2,433	133	Quanta Services, Inc.(Æ)	10,511	249
FTI Consulting, Inc.(Æ)	490	20	Raytheon Co.	14,376	1,816
G&K Services, Inc. Class A	280	20	Regal Beloit Corp.	1,589	102
GATX Corp.	521	24	Republic Services, Inc. Class A	15,628	736
General Dynamics Corp.	12,402	1,743	Robert Half International, Inc.	6,798	260

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 671

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Rockwell Automation, Inc.	2,433	276	Apple, Inc.	194,677	18,249
Rockwell Collins, Inc.	8,352	737	Applied Materials, Inc.	12,071	247
Rollins, Inc.	7,762	209	ARRIS International PLC(Æ)	2,868	65
Roper Technologies, Inc.	5,333	939	Arrow Electronics, Inc.(Æ)	3,992	248
RR Donnelley & Sons Co.	6,184	108	Aspen Technology, Inc.(Æ)	446	17
Ryder System, Inc.	2,331	161	Autodesk, Inc.(Æ)	1,942	116
S&P Global, Inc.(Æ)	3,757	401	Avnet, Inc.	6,255	257
Snap-on, Inc.	3,154	502	Benchmark Electronics, Inc.(Æ)	808	16
Southwest Airlines Co.	12,882	575	Bio Techne Corp.	2,205	205
Spirit AeroSystems Holdings, Inc. Class A(Æ)	2,897	137	Black Knight Financial Services, Inc. Class
Spirit Airlines, Inc.(Æ)	784	34	A(Æ)	2,131	68
SPX FLOW, Inc.(Æ)	1,999	60	Broadcom, Ltd.(Æ)	6,360	927
Stanley Black & Decker, Inc.	4,346	486	Brocade Communications Systems, Inc.	18,014	173
Stericycle, Inc.(Æ)	4,496	430	CA, Inc.	19,388	575
Sykes Enterprises, Inc.(Æ)	720	21	CACI International, Inc. Class A(Æ)	283	27
Teledyne Technologies, Inc.(Æ)	324	30	Cadence Design Systems, Inc.(Æ)	3,992	93
Terex Corp.	941	22	CDK Global Inc.	3,523	168
Tetra Tech, Inc.	835	25	CDW Corp.	2,657	102
Textron, Inc.	9,801	379	Cirrus Logic, Inc.(Æ)	595	21
TopBuild Corp.(Æ)	270	8	Cisco Systems, Inc.	295,289	8,117
Toro Co. (The)	4,129	357	Citrix Systems, Inc.(Æ)	2,620	214
TransDigm Group, Inc.(Æ)	2,319	528	Cognex Corp.	2,796	99
Trinity Industries, Inc.	5,316	104	Cognizant Technology Solutions Corp. Class
Triumph Group, Inc.	1,988	72	A(Æ)	15,119	882
Tyco International PLC	12,201	470	Coherent, Inc.(Æ)	323	30
UniFirst Corp.	190	21	CommScope Holding Co., Inc.(Æ)	1,833	56
Union Pacific Corp.	25,456	2,221	Computer Sciences Corp.	6,402	212
United Continental Holdings, Inc.(Æ)	7,533	345	Corning, Inc.	67,034	1,252
United Parcel Service, Inc. Class B	19,176	2,015	Cree, Inc.(Æ)	4,666	114
United Rentals, Inc.(Æ)	781	52	CSRA, Inc.(Æ)	6,402	166
United Technologies Corp.	34,234	3,573	Cypress Semiconductor Corp.(Æ)	8,377	76
Verisk Analytics, Inc. Class A(Æ)	9,639	748	Diebold, Inc.	1,123	30
Wabtec Corp.	6,251	518	DigitalGlobe, Inc.(Æ)	712	16
Waste Connections, Inc.	7,549	508	Dolby Laboratories, Inc. Class A	5,101	243
Waste Management, Inc.	16,763	985	DST Systems, Inc.	3,002	362
Waters Corp.(Æ)	4,241	552	EchoStar Corp. Class A(Æ)	1,406	58
Watts Water Technologies, Inc. Class A	375	21	Electronic Arts, Inc.(Æ)	7,925	490
Werner Enterprises, Inc.	578	15	EMC Corp.	116,666	3,046
WESCO International, Inc.(Æ)	797	47	Entegris, Inc.(Æ)	1,315	17
Woodward, Inc.	440	24	F5 Networks, Inc.(Æ)	1,078	113
WW Grainger, Inc.	2,710	636	Facebook, Inc. Class A(Æ)	59,247	6,966
Xerox Corp.	32,459	312	Fairchild Semiconductor International, Inc.
XPO Logistics, Inc.(Æ)	454	14	Class A(Æ)	1,322	26
Xylem, Inc.	10,566	441	FireEye, Inc.(Æ)	3,231	56
Zebra Technologies Corp. Class A(Æ)	981	61	Fortinet, Inc.(Æ)	3,096	101
		81,250	Gartner, Inc.(Æ)	6,804	593
			Groupon, Inc. Class A(Æ)	10,977	40
Technology - 15.9%			Harris Corp.	2,083	167
3D Systems Corp.(Æ)	1,150	20	Hewlett Packard Enterprise Co.(Æ)	100,230	1,670
Activision Blizzard, Inc.(Æ)	19,891	686	HP, Inc.	109,349	1,342
Acxiom Corp.(Æ)	923	20	II-VI, Inc.(Æ)	939	20
Adobe Systems, Inc.(Æ)	11,414	1,075	IMS Health Holdings, Inc.(Æ)	2,542	68
Akamai Technologies, Inc.(Æ)	5,018	256	Ingram Micro, Inc. Class A	3,265	114
Alphabet, Inc. Class A(Æ)	10,126	7,168	Insight Enterprises, Inc.(Æ)	663	16
Alphabet, Inc. Class C(Æ)	7,793	5,401	Intel Corp.	255,970	7,751
Amdocs, Ltd.	8,311	470	International Business Machines Corp.	28,239	4,121
Amphenol Corp. Class A	16,228	906	Intersil Corp. Class A	1,410	16
Analog Devices, Inc.	12,618	711	Intuit, Inc.	10,550	1,064
Anixter International, Inc.(Æ)	254	16	IPG Photonics Corp.(Æ)	834	72
Ansys, Inc.(Æ)	5,654	513	Jabil Circuit, Inc.	10,228	178
			Juniper Networks, Inc.	14,089	330

See accompanying notes which are an integral part of the financial statements.

672 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
KLA-Tencor Corp.	2,940	206	Verint Systems, Inc.(Æ)	273	9
Lam Research Corp.	5,374	411	VeriSign, Inc.(Æ)	1,938	167
Leidos Holdings, Inc.	3,283	163	Viavi Solutions, Inc. Class W(Æ)	5,623	37
Linear Technology Corp.	8,886	395	VMware, Inc. Class A(Æ)	1,228	70
LinkedIn Corp. Class A(Æ)	906	114	Western Digital Corp.	13,801	564
Lumentum Holdings, Inc.(Æ)	1,124	28	Workday, Inc. Class A(Æ)	979	73
Manhattan Associates, Inc.(Æ)	328	20	Xilinx, Inc.	6,603	284
Marvell Technology Group, Ltd.	21,033	210	Yahoo!, Inc.(Æ)	39,641	1,451
Maxim Integrated Products, Inc.	4,110	147	Yelp, Inc. Class A(Æ)	1,086	23
Mentor Graphics Corp.	1,127	22	Zynga, Inc. Class A(Æ)	21,456	51
Microchip Technology, Inc.	4,246	206			118,409
Micron Technology, Inc.(Æ)	58,018	624
Microsemi Corp.(Æ)	761	26	Utilities - 5.3%
Microsoft Corp.	320,970	16,007	AES Corp.	678	8
MKS Instruments, Inc.	668	24	AGL Resources, Inc.(Æ)	3,393	223
Motorola Solutions, Inc.	2,873	216	ALLETE, Inc.	504	28
NCR Corp.(Æ)	7,718	225	Alliant Energy Corp.	3,484	246
NetApp, Inc.	21,944	519	Ameren Corp.	6,135	294
NETGEAR, Inc.(Æ)	554	23	American Electric Power Co., Inc.	22,190	1,409
NetSuite, Inc.(Æ)	813	66	American States Water Co.	511	21
Nuance Communications, Inc.(Æ)	1,517	26	American Water Works Co., Inc.	9,195	669
NVIDIA Corp.	18,934	673	Aqua America, Inc.	8,922	282
ON Semiconductor Corp.(Æ)	14,903	141	AT&T, Inc.	260,246	10,103
Oracle Corp.	107,647	4,291	Atmos Energy Corp.	7,011	509
Palo Alto Networks, Inc.(Æ)	1,538	232	Avangrid, Inc.(Æ)	608	24
Plexus Corp.(Æ)	424	18	Avista Corp.	726	29
Polycom, Inc.(Æ)	1,165	14	Black Hills Corp.	519	31
Progress Software Corp.(Æ)	731	19	California Water Service Group	731	20
PTC, Inc.(Æ)	1,378	50	Calpine Corp.(Æ)	789	12
QLogic Corp.(Æ)	1,286	17	CenterPoint Energy, Inc.	2,689	58
Qorvo, Inc.(Æ)	1,416	64	CenturyLink, Inc.	14,808	458
QUALCOMM, Inc.	76,046	3,842	CMS Energy Corp.	3,313	135
Rackspace Hosting, Inc.(Æ)	1,988	45	Consolidated Edison, Inc.	11,832	883
Red Hat, Inc.(Æ)	4,653	341	Dominion Resources, Inc.	7,870	562
Rogers Corp.(Æ)	228	13	DTE Energy Co.	6,786	605
Rovi Corp.(Æ)	2,303	41	Duke Energy Corp.	16,964	1,336
Sabre Corp.	1,873	54	Dynegy, Inc. Class A(Æ)	1,034	18
Salesforce.com, Inc.(Æ)	12,980	984	Edison International	4,400	311
SanDisk Corp.	12,038	904	El Paso Electric Co.	552	25
Sanmina Corp.(Æ)	885	21	Empire District Electric Co. (The)	698	24
SBA Communications Corp. Class A(Æ)	1,522	157	Entergy Corp.	1,606	121
ScanSource, Inc.(Æ)	475	19	Eversource Energy	9,612	543
ServiceNow, Inc.(Æ)	4,463	319	Exelon Corp.	35,789	1,256
Silicon Laboratories, Inc.(Æ)	343	16	FirstEnergy Corp.	3,880	126
Skyworks Solutions, Inc.	5,728	383	Frontier Communications Corp.	35,220	196
Splunk, Inc.(Æ)	2,667	139	Hawaiian Electric Industries, Inc.(Æ)	8,535	279
SS&C Technologies Holdings, Inc.	2,599	159	Idacorp, Inc.	525	38
Stratasys, Ltd.(Æ)	1,069	26	ITC Holdings Corp.	2,649	117
Symantec Corp.	30,668	510	Level 3 Communications, Inc.(Æ)	5,861	306
SYNNEX Corp.	314	26	MDU Resources Group, Inc.	1,352	27
Synopsys, Inc.(Æ)	14,020	666	MGE Energy, Inc.	479	24
Tableau Software, Inc. Class A(Æ)	658	34	National Fuel Gas Co.	2,487	138
Take-Two Interactive Software, Inc.(Æ)	844	29	New Jersey Resources Corp.	930	33
Teradata Corp.(Æ)	4,895	124	NextEra Energy, Inc.	12,121	1,425
Teradyne, Inc.	5,489	104	NiSource, Inc.	3,769	86
Texas Instruments, Inc.	38,538	2,198	Northwest Natural Gas Co.	404	21
Twitter, Inc.(Æ)	2,198	32	NorthWestern Corp.	524	30
Tyler Technologies, Inc.(Æ)	140	21	NRG Energy, Inc.	3,145	47
Ultimate Software Group, Inc.(Æ)	742	146	NRG Yield, Inc. Class C	320	5
Veeco Instruments, Inc.(Æ)	540	10	OGE Energy Corp.	3,684	109

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 673

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
ONE Gas, Inc.	522		31
Otter Tail Corp.	564		16
PG&E Corp.	19,016		1,107
Piedmont Natural Gas Co., Inc.	834		50
Pinnacle West Capital Corp.	2,104		153
PNM Resources, Inc.	918		29
Portland General Electric Co.	836		33
PPL Corp.	14,918		562
Public Service Enterprise Group, Inc.	14,304		660
Questar Corp.	5,280		132
SCANA Corp.	8,462		581
Sempra Energy	10,069		1,041
South Jersey Industries, Inc.	826		23
Southern Co. (The)	29,210		1,463
Southwest Gas Corp.	512		33
Spire, Inc.(Æ)	505		32
Sprint Corp.(Æ)	24,933		86
Talen Energy Corp.(Æ)	1,767		21
TECO Energy, Inc.	9,633		268
Telephone & Data Systems, Inc.	5,211		154
T-Mobile US, Inc.(Æ)	16,022		629
UGI Corp.	3,197		129
US Cellular Corp.(Æ)	2,005		86
Vectren Corp.	6,543		320
Verizon Communications, Inc.	128,397		6,541
WEC Energy Group, Inc.	17,183		1,000
Westar Energy, Inc. Class A	5,852		302
WGL Holdings, Inc.	557		38
Windstream Holdings, Inc.	3,466		30
Xcel Energy, Inc.	21,309		853
			39,653

Total Common Stocks
(cost $738,529)			728,400

Short-Term Investments - 2.1%
Russell U.S. Cash Management Fund	15,713,694	(8)	15,714
Total Short-Term Investments
(cost $15,714)			15,714

Total Investments 100.0%
(identified cost $754,243)			744,114

Other Assets and Liabilities, Net
- (0.0%)			(138)
Net Assets - 100.0%			743,976

See accompanying notes which are an integral part of the financial statements.

674 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		77	USD	8,782	06/16	225
S&P 500 E-Mini Index Futures		84	USD	8,648	06/16	131
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						356

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$110,266	$—	$—		$110,266	14.8
Consumer Staples	52,899	—	2		52,901	7.1
Energy	51,211	—	—		51,211	6.9
Financial Services	151,176	—	—		151,176	20.3
Health Care	102,201	—	—		102,201	13.8
Materials and Processing	21,333	—	—		21,333	2.9
Producer Durables	81,250	—	—		81,250	10.9
Technology	118,409	—	—		118,409	15.9
Utilities	39,653	—	—		39,653	5.3
Short-Term Investments (a)	—	—	—		15,714	2.1
Total Investments	728,398	—	2		744,114	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
Other Financial Instruments
Futures Contracts	356	—	—		356	—*
Total Other Financial Instruments**	$356	$—	$—		$356

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)   Certain investments that are measured at fair values using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 675

Russell Investment Company
Select U.S. Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$356

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$759

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(1,277)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

676 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$227	$—	$227
Total Financial and Derivative Liabilities		227	—	227
Financial and Derivative Liabilities not subject to a netting agreement		(227)	—	(227)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 677

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$754,243
Investments, at fair value(>)	744,114
Cash (restricted)(a)	1,400
Receivables:
Dividends and interest	712
Dividends from affiliated Russell funds	13
Investments sold	1,037
Fund shares sold	302
Prepaid expenses	10
Total assets	747,588

Liabilities
Payables:
Investments purchased	1,019
Fund shares redeemed	2,076
Accrued fees to affiliates	196
Other accrued expenses	94
Variation margin on futures contracts	227
Total liabilities	3,612

Net Assets	$743,976

See accompanying notes which are an integral part of the financial statements.

678 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$778
Accumulated net realized gain (loss)	(7,960)
Unrealized appreciation (depreciation) on:
Investments	(10,129)
Futures contracts	356
Shares of beneficial interest	704
Additional paid-in capital	760,227
Net Assets	$743,976

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R6(#)	$10.57
Class R6 — Net assets	$107,197
Class R6 — Shares outstanding ($.01 par value)	10,137
Net asset value per share: Class S(#)	$10.57
Class S — Net assets	$3,873,462
Class S — Shares outstanding ($.01 par value)	366,625
Net asset value per share: Class T(#)	$10.58
Class T — Net assets	$956,755
Class T — Shares outstanding ($.01 par value)	90,460
Net asset value per share: Class Y(#)	$10.57
Class Y — Net assets	$739,038,391
Class Y — Shares outstanding ($.01 par value)	69,909,756
Amounts in thousands
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$15,714
(a) Cash Collateral for Futures	$1,400
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 679

Russell Investment Company
Select U.S. Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$8,356
Dividends from affiliated Russell funds	40
Total investment income	8,396

Expenses
Advisory fees	1,110
Administrative fees	178
Custodian fees	94
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	3
Transfer agent fees - Class T	1
Transfer agent fees - Class Y	16
Professional fees	31
Registration fees	45
Trustees’ fees	8
Printing fees	13
Miscellaneous	7
Expenses before reductions	1,506
Expense reductions	(194)
Net expenses	1,312
Net investment income (loss)	7,084

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,221)
Futures contracts	759
Net realized gain (loss)	(4,462)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,172)
Futures contracts	(1,277)
Net change in unrealized appreciation (depreciation)	(2,449)
Net realized and unrealized gain (loss)	(6,911)
Net Increase (Decrease) in Net Assets from Operations	$173

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

680 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,084	$9,228
Net realized gain (loss)	(4,462)	4,680
Net change in unrealized appreciation (depreciation)	(2,449)	(11,166)
Net increase (decrease) in net assets from operations	173	2,742

Distributions
From net investment income
Class R6	—**	—
Class S	(27)	(25)
Class T	(9)	(7)
Class Y	(6,996)	(8,598)
From net realized gain
Class S	(30)	—
Class T	(10)	—
Class Y	(8,012)	(107)
Net decrease in net assets from distributions	(15,084)	(8,737)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(47,667)	671,710
Total Net Increase (Decrease) in Net Assets	(62,578)	665,715

Net Assets
Beginning of period	806,554	140,839
End of period	$743,976	$806,554
Undistributed (overdistributed) net investment income included in net assets	$778	$726

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 681

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015	(1)
	Shares	Dollars	Shares		Dollars

Class R6(2)
Proceeds from shares sold	10	$100	—		$—
Proceeds from reinvestment of distributions	—	—	—		—
Payments for shares redeemed	—	—	—		—
Net increase (decrease)	10	100	—		—
Class S
Proceeds from shares sold	124	1,274	322		3,455
Proceeds from reinvestment of distributions	6	57	2		25
Payments for shares redeemed	(64)	(671)	(23)		(246)
Net increase (decrease)	66	660	301		3,234
Class T
Proceeds from shares sold	35	371	102		1,099
Proceeds from reinvestment of distributions	2	18	1		8
Payments for shares redeemed	(28)	(283)	(22)		(221)
Net increase (decrease)	9	106	81		886
Class Y
Proceeds from shares sold	8,756	90,902	87,095		948,364
Proceeds from reinvestment of distributions	1,447	15,008	827		8,705
Payments for shares redeemed	(15,010)	(154,443)	(26,729)		(289,479)
Net increase (decrease)	(4,807)	(48,533)	61,193		667,590
Total increase (decrease)	(4,722)	$(47,667)	61,575		$671,710

(1) For the period January 5, 2015 (commencement of operations) to October 31, 2015.
(2) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

682 Select U.S. Equity Fund

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Russell Investment Company
Select U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R6
April 30, 2016(8)	9.91	—	.71	.71	(.05)	—

Class S
April 30, 2016*	10.73	.09	(.05)	.04	(.09)	(.11)
October 31, 2015(5)	10.61	.12	.09	.21	(.09)	—

Class T
April 30, 2016*	10.74	.09	(.04)	.05	(.10)	(.11)
October 31, 2015(5)	10.61	.14	.09	.23	(.10)	—

Class Y
April 30, 2016*	10.74	.10	(.06)	.04	(.10)	(.11)
October 31, 2015	10.41	.17	.31	.48	(.14)	(.01)
October 31, 2014(4)	10.00	.04	.39	.43	(.02)	—

See accompanying notes which are an integral part of the financial statements.

684 Select U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.05)	10.57	7.25	107.45		.39	(.55)	7

(.20)	10.57	.32	3,874.60		.55	1.72	7
(.09)	10.73	2.04	3,227.62		.40	1.36	44

(.21)	10.58	.49	957.60		.40	1.81	7
(.10)	10.74	2.23	873.62		.40	1.53	44

(.21)	10.57	.42	739,038.41		.35	1.92	7
(.15)	10.74	4.71	802,454.43		.35	1.56	44
(.02)	10.41	4.34	140,839.60		.35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 685

Russell Investment Company
Select International Equity Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class R6	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	March 1, 2016	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2016	$1,097.60	$1,022.48
November 1, 2015 to April 30, 2016.	Expenses Paid During Period*	$0.84	$2.41

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the 61-day period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 61/366 (to reflect the period since
Performance” provides information about actual account values	commencement of operations). May reflect amounts waived and/or reimbursed.
and actual expenses. You may use the information in this column,	Without any waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.48% (representing the six-month period annualized), multiplied by the
that you paid over the period. Simply divide your account value by	average account value over the period, multiplied by 182/366 (to reflect the
$1,000 (for example, an $8,600 account value divided by $1,000	one-half year period).
= 8.6), then multiply the result by the number in the first column
in the row entitled “Expenses Paid During Period” to estimate			Hypothetical
Performance (5%
the expenses you paid on your account during this period.		Actual	return before
	Class S	Performance	expenses)
Hypothetical Example for Comparison Purposes	Beginning Account Value
The information in the table under the heading “Hypothetical	November 1, 2015	$1,000.00	$1,000.00
Performance (5% return before expenses)” provides information	Ending Account Value
	April 30, 2016	$963.10	$1,021.68
about hypothetical account values and hypothetical expenses	Expenses Paid During Period*	$3.12	$3.22
based on the Fund’s actual expense ratio and an assumed rate of
return of 5% per year before expenses, which is not the Fund’s	* Expenses are equal to the Fund's annualized expense ratio of 0.64%
actual return. The hypothetical account values and expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
may not be used to estimate the actual ending account balance or	year period). May reflect amounts waived and/or reimbursed. Without any
expenses you paid for the period. You may use this information	waivers and/or reimbursements, expenses would have been higher.
to compare the ongoing costs of investing in the Fund and other
funds. To do so, compare this 5% hypothetical example with the			Hypothetical
Performance (5%
5% hypothetical examples that appear in the shareholder reports		Actual	return before
of other funds.	Class T	Performance	expenses)
Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
	April 30, 2016	$963.00	$1,022.43
	Expenses Paid During Period*	$2.39	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

686 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$963.20	$1,022.68
Expenses Paid During Period*	$2.15	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Select International Equity Fund 687

Russell Investment Company
Select International Equity Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%			WorleyParsons, Ltd.(Æ)	36,236	192
Australia - 5.5%					43,388
AGL Energy, Ltd.	59,011	818
Amcor, Ltd. Class A	47,937	561	Austria - 0.5%
AMP, Ltd.(Æ)	76,161	339	Erste Group Bank AG(Æ)	35,278	1,017
Aristocrat Leisure, Ltd.	47,861	363	EVN AG(Æ)	13,173	158
Asciano, Ltd.(Æ)	123,586	829	Mayr Melnhof Karton AG	2,701	317
ASX, Ltd. - ADR(Æ)	17,405	578	OMV AG	28,456	857
AusNet Services(Æ)	95,591	112	Raiffeisen Bank International AG(Æ)	23,214	372
Australia & New Zealand Banking			Strabag SE	21,737	683
Group, Ltd. - ADR	106,481	1,960	Telekom Austria AG - ADR	26,681	168
Bank of Queensland, Ltd.(Æ)	38,655	330	UNIQA Insurance Group AG	19,590	142
Bendigo & Adelaide Bank, Ltd.	65,243	461	Verbund AG Class A(Æ)	12,063	169
BHP Billiton PLC(Æ)	163,469	2,231	Voestalpine AG	11,361	410
BHP Billiton, Ltd. - ADR(Æ)	142,802	2,237			4,293
Brambles, Ltd.(Æ)	26,431	251
Caltex Australia, Ltd.(Æ)	18,981	466	Belgium - 1.4%
Challenger, Ltd.(Æ)	26,093	177	Ackermans & van Haaren NV	2,433	317
CIMIC Group, Ltd.	27,072	734	Ageas	29,738	1,168
Coca-Cola Amatil, Ltd.	32,508	212	Anheuser-Busch InBev SA	29,656	3,679
Cochlear, Ltd.(Æ)	4,566	375	Cie d'Entreprises CFE	2,394	238
Commonwealth Bank of Australia - ADR	69,064	3,862	Colruyt SA(Æ)	9,453	545
CSL, Ltd.(Æ)	15,582	1,243	Delhaize Group	6,930	727
Dexus Property Group(ö)	63,643	407	D'ieteren SA	4,604	204
Flight Centre, Ltd.(Æ)	5,919	177	Elia System Operator SA	6,590	341
Fortescue Metals Group, Ltd.(Æ)	214,451	547	Groupe Bruxelles Lambert SA	10,930	964
Goodman Group(ö)	60,064	314	KBC Groep NV	13,286	749
GPT Group (The)(ö)	75,931	290	Proximus(Æ)	4,768	160
Harvey Norman Holdings, Ltd.(Æ)	71,745	244	Sofina SA	3,622	462
Incitec Pivot, Ltd.	126,722	310	Solvay SA	5,120	518
LendLease Group	78,053	753	UCB SA	8,091	608
Macquarie Group, Ltd.	19,524	941			10,680
Medibank Pvt, Ltd.	89,691	214
National Australia Bank, Ltd. - ADR	86,503	1,784	Bermuda - 0.1%
Newcrest Mining, Ltd.(Æ)	83,421	1,223	Hiscox, Ltd.	62,352	822
Origin Energy, Ltd.	65,270	271
Qantas Airways, Ltd.(Æ)	242,714	594	Canada - 8.0%
QBE Insurance Group, Ltd.	138,882	1,175	Agnico Eagle Mines, Ltd.(Æ)	5,904	279
Ramsay Health Care, Ltd.(Æ)	7,363	363	Agrium, Inc.	1,701	147
REA Group, Ltd.	5,342	207	Alimentation Couche-Tard, Inc. Class B	28,973	1,270
Rio Tinto, Ltd. - ADR	28,434	1,101	Atco, Ltd. Class I	7,031	230
Santos, Ltd.	61,969	222	Bank of Montreal	51,427	3,350
Scentre Group(ö)	300,698	1,071	Bank of Nova Scotia (The)	62,385	3,272
Sonic Healthcare, Ltd.(Æ)	24,784	363	Barrick Gold Corp.	78,383	1,517
South32, Ltd.(Æ)	687,167	864	BCE, Inc.	19,233	902
Star Entertainment Grp, Ltd. (The)(Æ)	87,094	374	BlackBerry, Ltd. - ADR(Æ)	19,116	135
Suncorp Group, Ltd.	31,205	296	Brookfield Asset Management, Inc.
Sydney Airport	101,655	526	Class A	45,006	1,521
Tabcorp Holdings, Ltd.	50,834	171	CAE, Inc.	14,419	171
Tatts Group, Ltd.(Æ)	57,089	164	Canadian Imperial Bank of Commerce	26,117	2,109
Telstra Corp., Ltd.	146,350	596	Canadian National Railway Co.	32,746	2,016
TPG Telecom, Ltd.(Æ)	51,737	421	Canadian Natural Resources, Ltd.	63,441	1,905
Transurban Group - ADR(Æ)	121,037	1,065	Canadian Tire Corp., Ltd. Class A	7,919	863
Treasury Wine Estates, Ltd.(Æ)	136,395	966	CCL Industries, Inc. Class B	2,441	447
Washington H Soul Pattinson & Co.,			Cenovus Energy, Inc.	59,625	945
Ltd.(Æ)	16,507	204	CGI Group, Inc. Class A(Æ)	9,918	453
Wesfarmers, Ltd.	36,333	1,178	Constellation Software, Inc.	1,306	510
Westfield Corp.(ö)	105,914	810	Dollarama, Inc.	7,725	557
Westpac Banking Corp.	148,136	3,489	Element Financial Corp.(Æ)	28,564	321
Woodside Petroleum, Ltd.	35,440	755	Emera, Inc.	10,652	386
Woolworths, Ltd.(Æ)	36,193	607	Empire Co., Ltd. Class A	38,993	648

See accompanying notes which are an integral part of the financial statements.

688 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Enbridge, Inc.	4,514	188	Vestas Wind Systems A/S(Æ)	22,744	1,629
Encana Corp.	45,727	350			14,483
Fairfax Financial Holdings, Ltd.(Æ)	3,176	1,702
Finning International, Inc.	13,013	231	Finland - 1.1%
First Quantum Minerals, Ltd.	150,451	1,282	Amer Sports OYJ Class A(Æ)	9,438	279
Fortis, Inc.	28,774	913	Elisa OYJ Class A(Æ)	15,892	594
Genworth MI Canada, Inc.	18,133	469	Fortum OYJ(Æ)	41,325	623
George Weston, Ltd.	2,289	199	Huhtamaki OYJ(Æ)	9,990	393
Gildan Activewear, Inc. Class A	5,791	180	Kesko OYJ Class B(Æ)	8,718	348
Goldcorp, Inc.	63,075	1,271	Kone OYJ Class B(Æ)	13,255	605
Great-West Lifeco, Inc.	25,172	741	Neste OYJ(Æ)	20,672	664
Husky Energy, Inc.	15,347	193	Nokia OYJ	184,141	1,084
Imperial Oil, Ltd.	50,482	1,674	Nokian Renkaat OYJ(Æ)	4,317	159
Industrial Alliance Insurance &			Orion OYJ Class A(Æ)	4,659	160
Financial Services, Inc.	14,179	471	Sampo OYJ Class A(Æ)	26,399	1,153
Kinross Gold Corp.(Æ)	243,229	1,386	Stora Enso OYJ Class R(Æ)	51,601	451
Loblaw Cos., Ltd.	16,273	898	UPM-Kymmene OYJ(Æ)	99,954	1,914
Lundin Mining Corp.(Æ)	60,978	240			8,427
Magna International, Inc. Class A	19,164	805
Manulife Financial Corp.	168,077	2,478	France - 9.5%
Metro, Inc. Class A	24,473	819	Aeroports de Paris	1,179	148
National Bank of Canada	18,990	679	Air Liquide SA Class A	7,849	891
Power Corp. of Canada	52,191	1,268	Airbus Group SE	29,150	1,824
Power Financial Corp.	34,393	904	Arkema SA	6,058	484
Restaurant Brands International, Inc.	8,888	384	Atos SE	3,209	286
Ritchie Bros Auctioneers, Inc.	6,486	186	AXA SA	198,438	5,007
Rogers Communications, Inc. Class B	24,095	937	BioMerieux	1,156	149
Royal Bank of Canada - GDR	73,598	4,571	BNP Paribas SA	96,787	5,130
Saputo, Inc. - ADR	12,772	402	Bollore SA	75,617	300
Sun Life Financial, Inc.	38,062	1,298	Bouygues SA - ADR(Æ)	36,073	1,201
Suncor Energy, Inc.	152,767	4,484	Capgemini SA	1,707	159
Teck Resources, Ltd. Class B	74,896	917	Carrefour SA	43,458	1,233
Toronto Dominion Bank	101,071	4,499	Christian Dior SE(Æ)	2,829	496
TransCanada Corp.	17,327	719	Cie de Saint-Gobain	48,832	2,239
WestJet Airlines, Ltd.(Æ)	19,584	328	CNP Assurances	11,677	199
WSP Global, Inc.	12,751	429	Credit Agricole SA	134,685	1,491
Yamana Gold, Inc.	202,563	1,004	Danone SA	29,602	2,074
		63,453	Dassault Systemes SA	13,013	1,018
			Eiffage SA	13,922	1,108
Cayman Islands - 0.0%			Engie SA(Æ)	127,430	2,103
HK Electric Investments & HK Electric			Essilor International SA	11,922	1,544
Investments, Ltd.(Þ)	169,000	152	Eurazeo SA	6,821	481
			Financiere de L'Odet	84	81
Curacao - 0.0%			Iliad SA	787	172
HAL Trust	787	170	Imerys SA	2,719	201
			Ingenico Group SA	3,030	358
Denmark - 1.8%			Ipsen SA	3,088	187
AP Moeller - Maersk A/S Class B(Æ)	703	990	Kering(Æ)	1,334	229
Carlsberg A/S Class B(Æ)	2,415	236	Legrand SA - ADR	7,543	430
Chr Hansen Holding A/S	7,684	477	L'Oreal SA	7,058	1,281
Coloplast A/S Class B	2,454	184	LVMH Moet Hennessy Louis Vuitton
Danske Bank A/S(Æ)	31,036	874	SE - ADR	7,458	1,237
DSV A/S(Æ)	15,607	657	Natixis SA	31,035	171
Genmab A/S(Æ)	6,343	940	Orange SA - ADR	143,729	2,387
H Lundbeck A/S(Æ)	7,629	255	Orpea	1,688	139
ISS A/S(Æ)	13,826	525	Pernod Ricard SA	6,556	708
Jyske Bank A/S(Æ)	11,174	458	Peugeot SA(Æ)	27,032	435
Novo Nordisk A/S Class B(Æ)	101,157	5,653	Publicis Groupe SA - ADR	8,611	636
Novozymes A/S Class B(Æ)	14,528	697	Renault SA	30,482	2,944
Pandora A/S(Æ)	6,983	908	Safran SA(Æ)	19,155	1,321
			Sanofi - ADR	48,752	4,028

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 689

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sartorius Stedim Biotech(Æ)	1,241	475	SAP SE - ADR	42,233	3,304
Schneider Electric SE(Æ)	32,253	2,101	Scout24 AG(Æ)(Þ)	4,387	161
SCOR SE - ADR	30,594	1,040	Siemens AG(Æ)	42,842	4,471
SEB SA	2,717	304	Software AG	10,416	398
Societe BIC SA	2,208	313	Suedzucker AG	18,670	330
Societe Generale SA	89,621	3,519	Symrise AG	9,821	650
Sodexo SA(Æ)	3,802	384	Talanx AG	6,377	211
Suez Environnement Co.	26,793	494	Telefonica Deutschland Holding AG	51,670	263
Technip SA(Æ)	12,636	744	United Internet AG	12,007	586
Teleperformance - GDR	5,467	491	Volkswagen AG	1,656	262
Thales SA	11,786	1,019	Vonovia SE	5,051	170
Total SA	174,500	8,825			63,594
Unibail-Rodamco SE(ö)	2,733	732
Veolia Environnement SA	53,650	1,319	Hong Kong - 2.1%
Vinci SA	56,380	4,217	AIA Group, Ltd.	294,600	1,763
Vivendi SA - ADR	95,950	1,839	Cheung Kong Infrastructure Holdings,
Worldline SA(Æ)(Þ)	14,073	394	Ltd.	63,000	595
		74,720	CK Hutchison Holdings, Ltd.(Æ)	117,036	1,400
			CLP Holdings, Ltd.	35,500	328
Germany - 8.1%			Genting Hong Kong, Ltd.	2,158,400	679
adidas AG	15,826	2,041	Hang Seng Bank, Ltd.	37,100	672
Allianz SE	36,540	6,196	Henderson Land Development Co., Ltd.	163,700	1,017
BASF SE	39,639	3,277	Hongkong Land Holdings, Ltd.	59,300	376
Bayer AG	29,864	3,446	Hopewell Holdings, Ltd.(Æ)	69,500	234
Bayerische Motoren Werke AG	29,151	2,685	Jardine Matheson Holdings, Ltd.	26,800	1,481
Beiersdorf AG(Æ)	12,385	1,111	Jardine Strategic Holdings, Ltd.	15,000	434
Brenntag AG	3,005	176	Link REIT(ö)	234,000	1,417
Commerzbank AG(Æ)	91,607	855	Melco Crown Entertainment, Ltd.	8,400	41
Continental AG	2,463	541	MTR Corp., Ltd.	132,000	651
Daimler AG(Æ)	79,691	5,533	New World Development Co., Ltd.(Æ)	742,000	736
Deutsche Bank AG	82,553	1,556	Power Assets Holdings, Ltd.	35,000	332
Deutsche Boerse AG	6,450	529	Sino Land Co., Ltd.(Æ)	398,000	624
Deutsche Lufthansa AG(Æ)	93,563	1,453	Sun Hung Kai Properties, Ltd.(Æ)	83,000	1,040
Deutsche Post AG	29,859	876	Swire Pacific, Ltd. Class A(Æ)	62,000	673
Deutsche Telekom AG	148,096	2,590	Swire Properties, Ltd.(Æ)	57,200	148
Deutsche Wohnen AG	35,698	1,093	Wharf Holdings, Ltd. (The)(Æ)	203,793	1,103
E.ON SE	105,631	1,089	Wheelock & Co., Ltd.	188,000	870
Evonik Industries AG	9,626	305			16,614
Freenet AG	8,999	275
Fresenius Medical Care AG & Co.	9,096	789	Ireland - 1.1%
Fresenius SE & Co. KGaA	24,634	1,793	AerCap Holdings NV(Æ)	5,070	203
Fuchs Petrolub AG(Æ)	4,056	150	Bank of Ireland(Æ)	434,825	132
Hannover Rueck SE	8,457	964	CRH PLC(Æ)	55,242	1,602
HeidelbergCement AG	20,191	1,795	DCC PLC	6,814	605
Henkel AG & Co. KGaA(Æ)	3,958	402	Experian PLC	17,852	327
Hochtief AG	3,021	388	Glanbia PLC(Æ)	28,132	531
Infineon Technologies AG - ADR(Æ)	73,056	1,039	ICON PLC(Æ)	3,114	210
K&S AG	8,144	203	Kerry Group PLC Class A(Æ)	3,917	349
Krones AG	2,034	232	Kingspan Group PLC(Æ)	10,690	281
LEG Immobilien AG(Æ)	4,233	392	Paddy Power Betfair PLC(Æ)	13,733	1,839
Linde AG	2,416	369	Shire PLC - ADR(Æ)	13,259	828
Merck KGaA(Æ)	10,397	976	Smurfit Kappa Group PLC(Æ)	22,274	592
MTU Aero Engines AG(Æ)	3,723	351	Willis Towers Watson PLC	7,093	886
Muenchener Rueckversicherungs-					8,385
Gesellschaft AG in Muenchen(Æ)	18,645	3,459
OSRAM Licht AG(Æ)	18,997	993	Israel - 0.6%
ProSiebenSat.1 Media SE	12,274	626	Bank Hapoalim BM	153,198	785
Rational AG(Æ)	573	291	Bank Leumi Le-Israel BM(Æ)	194,304	712
Rheinmetall AG	7,705	602	Bezeq The Israeli Telecommunication
Rhoen Klinikum AG	22,081	687	Corp., Ltd.	197,982	421
RWE AG(Æ)	44,207	660

See accompanying notes which are an integral part of the financial statements.

690 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Check Point Software Technologies, Ltd.			Daihatsu Motor Co., Ltd.(Æ)	29,600	395
(Æ)	2,959	245	Dai-ichi Life Insurance Co., Ltd. (The)
Elbit Systems, Ltd.	1,765	174	(Æ)	22,200	264
Mizrahi Tefahot Bank, Ltd.	21,430	247	Daiichi Sankyo Co., Ltd.(Æ)	53,800	1,260
Taro Pharmaceutical Industries, Ltd.(Æ)	1,243	174	Daikin Industries, Ltd.(Æ)	5,900	465
Teva Pharmaceutical Industries, Ltd.	37,766	2,081	Daito Trust Construction Co., Ltd.(Æ)	1,200	171
		4,839	Daiwa House Industry Co., Ltd.(Æ)	43,700	1,155
			Daiwa Securities Group, Inc.(Æ)	88,000	506
Italy - 2.1%			Denso Corp.(Æ)	28,600	1,072
A2A SpA	194,302	278	Dentsu, Inc.(Æ)	7,900	398
Assicurazioni Generali SpA	101,831	1,557	East Japan Railway Co.(Æ)	16,000	1,416
Atlantia SpA	39,262	1,095	Eisai Co., Ltd.(Æ)	15,300	944
Banca Popolare di Milano Scarl	254,016	193	Electric Power Development Co., Ltd.
Banco Popolare SC(Æ)	12,574	89	(Æ)	22,100	660
Davide Campari-Milano SpA	27,326	264	Ezaki Glico Co., Ltd.(Æ)	6,000	307
De' Longhi SpA(Æ)	8,015	184	FamilyMart Co., Ltd.	6,400	340
Enel SpA	557,216	2,529	FANUC Corp.(Æ)	3,500	513
ENI SpA - ADR	163,826	2,678	Fast Retailing Co., Ltd.	500	129
Hera SpA	158,023	475	Fuji Electric Co., Ltd.(Æ)	23,000	97
Intesa Sanpaolo SpA	1,099,299	3,048	Fuji Heavy Industries, Ltd.(Æ)	30,400	999
Luxottica Group SpA	5,489	301	FUJIFILM Holdings Corp.(Æ)	35,100	1,436
Mediobanca SpA(Æ)	26,943	222	Fukuoka Financial Group, Inc.(Æ)	102,000	343
Parmalat SpA	87,811	245	Gunma Bank, Ltd. (The)(Æ)	26,000	102
Prysmian SpA(Æ)	6,954	164	Hachijuni Bank, Ltd. (The)(Æ)	62,000	269
Recordati SpA(Æ)	15,766	402	Hankyu Hanshin Holdings, Inc.(Æ)	98,000	617
Snam Rete Gas SpA	157,159	962	Hikari Tsushin, Inc.	3,600	270
Telecom Italia SpA	241,264	190	Hiroshima Bank, Ltd. (The)(Æ)	40,000	145
Terna Rete Elettrica Nazionale SpA	130,299	736	Hisamitsu Pharmaceutical Co., Inc.	9,400	445
UniCredit SpA	241,951	933	Hitachi Construction Machinery Co.,
		16,545	Ltd.(Æ)	10,300	161
			Hitachi High-Technologies Corp.(Æ)	5,500	148
Japan - 20.1%			Hitachi Metals, Ltd.(Æ)	13,100	132
Aeon Co., Ltd.	66,200	980	Hitachi, Ltd.(Æ)	250,000	1,132
Aisin Seiki Co., Ltd.(Æ)	23,600	910	Hokuhoku Financial Group, Inc.(Æ)	294,000	368
Ajinomoto Co., Inc.(Æ)	26,000	604	Hokuriku Electric Power Co.(Æ)	19,600	255
Alfresa Holdings Corp.(Æ)	24,600	468	Honda Motor Co., Ltd.	91,900	2,442
ANA Holdings, Inc.(Æ)	173,000	484	Hoshizaki Electric Co., Ltd.(Æ)	5,700	478
Aozora Bank, Ltd.	95,000	337	Hoya Corp.(Æ)	21,000	800
Asahi Glass Co., Ltd.	100,000	580	Ibiden Co., Ltd.(Æ)	16,800	209
Asahi Group Holdings, Ltd.	7,700	246	Idemitsu Kosan Co., Ltd.(Æ)	29,500	623
Asahi Kasei Corp.(Æ)	37,000	250	Iida Group Holdings Co., Ltd.(Æ)	16,000	298
Astellas Pharma, Inc.(Æ)	62,400	842	Inpex Corp.(Æ)	51,900	403
Bandai Namco Holdings, Inc.(Æ)	8,300	176	Isuzu Motors, Ltd.(Æ)	33,000	351
Bridgestone Corp.	37,600	1,390	ITOCHU Corp.(Æ)	168,000	2,117
Brother Industries, Ltd.(Æ)	28,900	329	Itochu Techno-Solutions Corp.(Æ)	7,700	150
Calbee, Inc.(Æ)	3,600	142	Iyo Bank, Ltd. (The)(Æ)	16,900	110
Canon, Inc.	51,900	1,455	Japan Display, Inc.(Æ)	202,300	385
Casio Computer Co., Ltd.(Æ)	8,400	159	Japan Exchange Group, Inc.(Æ)	11,400	169
Central Japan Railway Co.(Æ)	8,300	1,454	Japan Petroleum Exploration Co., Ltd.
Century Tokyo Leasing Corp.(Æ)	10,500	352	(Æ)	19,800	452
Chiba Bank, Ltd. (The)(Æ)	76,000	381	Japan Post Bank Co., Ltd.(Æ)	70,100	848
Chubu Electric Power Co., Inc.(Æ)	53,200	697	Japan Post Holdings Co., Ltd.(Æ)	30,700	410
Chugai Pharmaceutical Co., Ltd.	22,000	746	Japan Tobacco, Inc.	43,500	1,782
Chugoku Bank, Ltd. (The)(Æ)	29,100	300	JFE Holdings, Inc.(Æ)	30,900	422
Chugoku Electric Power Co., Inc. (The)			JGC Corp.(Æ)	14,000	235
(Æ)	37,800	486	Joyo Bank, Ltd. (The)(Æ)	78,000	271
Concordia Financial Group, Ltd.(Æ)	122,000	588	JSR Corp.(Æ)	16,600	227
Credit Saison Co., Ltd.(Æ)	12,700	232	JX Holdings, Inc.(Æ)	283,600	1,196
Dai Nippon Printing Co., Ltd.(Æ)	70,000	652	Kajima Corp.(Æ)	78,000	485
Daicel Chemical Industries, Ltd.(Æ)	10,700	131	Kamigumi Co., Ltd.(Æ)	40,000	360
Daido Steel Co., Ltd.(Æ)	37,000	124	Kaneka Corp.(Æ)	36,000	297

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 691

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kansai Electric Power Co., Inc. (The)(Æ)	67,100	592	Nippon Yusen(Æ)	206,000	396
Kao Corp.	26,000	1,427	Nissan Motor Co., Ltd.(Æ)	267,700	2,383
KDDI Corp.(Æ)	89,400	2,543	Nisshin Seifun Group, Inc.(Æ)	28,200	460
Keihan Holdings Co., Ltd.(Æ)	43,000	310	Nissin Foods Holdings Co., Ltd.(Æ)	5,600	260
Keio Corp.(Æ)	15,000	132	Nitori Holdings Co., Ltd.	6,100	562
Keisei Electric Railway Co., Ltd.(Æ)	11,000	151	Nomura Holdings, Inc.(Æ)	240,800	1,011
Kewpie Corp.	3,100	81	Nomura Real Estate Holdings, Inc.(Æ)	14,200	256
Keyence Corp.	2,000	1,191	Nomura Research Institute, Ltd.(Æ)	7,100	249
Kikkoman Corp.(Æ)	13,000	412	NTT Data Corp.(Æ)	10,800	561
Kintetsu Group Holdings Co., Ltd.(Æ)	134,000	549	NTT DOCOMO, Inc.(Æ)	82,000	1,935
Kirin Holdings Co., Ltd.	20,300	295	Obayashi Corp.(Æ)	65,900	651
Kobayashi Pharmaceutical Co., Ltd.(Æ)	2,900	232	Obic Co., Ltd.(Æ)	5,600	291
Kobe Steel, Ltd.(Æ)	263,000	248	Odakyu Electric Railway Co., Ltd.(Æ)	35,000	378
Koito Manufacturing Co., Ltd.(Æ)	6,800	293	Oji Holdings Corp.(Æ)	173,000	700
Komatsu, Ltd.(Æ)	54,800	929	Olympus Corp.(Æ)	3,900	151
Konami Holdings Corp.(Æ)	6,500	204	Ono Pharmaceutical Co., Ltd.(Æ)	26,000	1,161
Konica Minolta, Inc.(Æ)	66,400	576	Oracle Corp. Japan	4,100	219
Kose Corp.(Æ)	5,800	527	Oriental Land Co., Ltd.(Æ)	4,200	292
Kubota Corp.(Æ)	39,500	577	ORIX Corp.(Æ)	132,900	1,854
Kuraray Co., Ltd.	39,400	498	Osaka Gas Co., Ltd.(Æ)	260,000	934
Kyocera Corp.(Æ)	18,400	902	Otsuka Holdings Co., Ltd.	29,300	1,142
Kyowa Hakko Kirin Co., Ltd.	9,600	171	Panasonic Corp.(Æ)	35,300	311
Lawson, Inc.	5,200	406	Park24 Co., Ltd.(Æ)	13,200	372
Makita Corp.(Æ)	10,300	641	Pola Orbis Holdings, Inc.	4,400	348
Marubeni Corp.(Æ)	189,000	992	Recruit Holdings Co., Ltd.(Æ)	12,700	393
Marui Group Co., Ltd.(Æ)	12,600	191	Resona Holdings, Inc.(Æ)	202,800	710
Mazda Motor Corp.(Æ)	8,500	129	Ricoh Co., Ltd.(Æ)	124,600	1,272
Medipal Holdings Corp.(Æ)	51,400	810	Rinnai Corp.(Æ)	3,800	334
MEIJI Holdings Co., Ltd.(Æ)	9,100	711	Ryohin Keikaku Co., Ltd.	1,700	379
Mitsubishi Chemical Holdings Corp.(Æ)	192,900	996	Santen Pharmaceutical Co., Ltd.(Æ)	24,700	353
Mitsubishi Corp.(Æ)	114,000	1,876	SBI Holdings, Inc.(Æ)	17,900	182
Mitsubishi Electric Corp.(Æ)	86,000	908	Secom Co., Ltd.(Æ)	5,900	451
Mitsubishi Estate Co., Ltd.(Æ)	10,000	190	Seiko Epson Corp.(Æ)	39,700	649
Mitsubishi Gas Chemical Co., Inc.(Æ)	104,000	565	Sekisui Chemical Co., Ltd.(Æ)	55,800	694
Mitsubishi Heavy Industries, Ltd.(Æ)	192,000	671	Sekisui House, Ltd.	85,400	1,474
Mitsubishi Materials Corp.(Æ)	138,000	432	Seven & i Holdings Co., Ltd.	30,900	1,266
Mitsubishi Motors Corp.(Æ)	77,900	313	Shimadzu Corp.(Æ)	27,000	405
Mitsubishi Tanabe Pharma Corp.(Æ)	28,800	516	Shimamura Co., Ltd.	2,600	351
Mitsubishi UFJ Financial Group, Inc.(Æ)	971,000	4,427	Shimano, Inc.	5,000	722
Mitsubishi UFJ Lease & Finance Co.,			Shimizu Corp.(Æ)	56,000	497
Ltd.(Æ)	54,700	236	Shin-Etsu Chemical Co., Ltd.(Æ)	7,500	416
Mitsui & Co., Ltd.(Æ)	157,100	1,883	Shinsei Bank, Ltd.(Æ)	305,000	423
Mitsui Chemicals, Inc.(Æ)	90,000	295	Shionogi & Co., Ltd.(Æ)	12,400	630
Mitsui OSK Lines, Ltd.(Æ)	220,000	459	Shiseido Co., Ltd.(Æ)	19,200	429
Mixi, Inc.(Æ)	3,700	124	Shizuoka Bank, Ltd. (The)(Æ)	49,000	361
Mizuho Financial Group, Inc.(Æ)	2,048,200	3,045	SMC Corp.(Æ)	1,400	339
MS&AD Insurance Group Holdings,			SoftBank Group Corp.(Æ)	23,600	1,241
Inc.(Æ)	42,800	1,113	Sohgo Security Services Co., Ltd.(Æ)	11,600	645
Murata Manufacturing Co., Ltd.(Æ)	8,800	1,138	Sojitz Corp.(Æ)	466,500	922
Nagoya Railroad Co., Ltd.(Æ)	29,000	147	Sompo Japan Nipponkoa Holdings, Inc.
Nankai Electric Railway Co., Ltd.(Æ)	59,000	310	(Æ)	5,000	130
Nexon Co., Ltd.	19,100	282	Sony Corp.(Æ)	23,100	562
NH Foods, Ltd.(Æ)	24,000	532	Sugi Holdings Co., Ltd. - GDR	8,700	421
NHK Spring Co., Ltd.(Æ)	21,000	185	Sumitomo Chemical Co., Ltd.(Æ)	99,000	442
Nidec Corp.(Æ)	5,300	383	Sumitomo Corp.(Æ)	148,000	1,535
Nikon Corp.(Æ)	31,200	459	Sumitomo Dainippon Pharma Co., Ltd.
Nintendo Co., Ltd.(Æ)	4,600	619	(Æ)	19,700	252
Nippon Express Co., Ltd.(Æ)	54,000	246	Sumitomo Electric Industries, Ltd.(Æ)	86,000	1,022
Nippon Steel & Sumitomo Metal Corp.			Sumitomo Heavy Industries, Ltd.(Æ)	22,000	91
(Æ)	54,600	1,120	Sumitomo Metal Mining Co., Ltd.(Æ)	52,000	573
Nippon Telegraph & Telephone Corp.(Æ)	84,000	3,718

See accompanying notes which are an integral part of the financial statements.

692 Select International Equity Fund

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sumitomo Mitsui Financial Group, Inc.			ASM International NV	5,336	217
(Æ)	86,900	2,612	ASML Holding NV(Æ)	8,824	853
Sumitomo Mitsui Trust Holdings, Inc.(Æ)	317,000	963	Boskalis Westminster	14,498	605
Sumitomo Rubber Industries, Ltd.	27,100	410	Core Laboratories NV	1,868	250
Sundrug Co., Ltd.(Æ)	4,200	298	GrandVision NV(Þ)	8,520	234
Suntory Beverage & Food, Ltd.	3,200	143	Heineken Holding NV	10,590	875
Suzuken Co., Ltd.(Æ)	10,400	354	Heineken NV	14,538	1,363
Suzuki Motor Corp.(Æ)	9,500	256	ING Groep NV	271,112	3,325
Sysmex Corp.(Æ)	3,300	205	Koninklijke Ahold NV(Æ)	64,226	1,399
T&D Holdings, Inc.(Æ)	19,300	184	Koninklijke DSM NV(Æ)	11,689	718
Taiheiyo Cement Corp.(Æ)	143,000	375	Koninklijke KPN NV(Æ)	155,729	613
Taisei Corp.(Æ)	50,000	340	Koninklijke Philips NV	38,401	1,056
Taisho Pharmaceutical Holdings Co.,			NN Group NV	34,283	1,188
Ltd.(Æ)	4,700	384	NXP Semiconductors NV(Æ)	4,963	423
Takashimaya Co., Ltd.	52,000	381	Randstad Holding NV(Æ)	2,690	145
Takeda Pharmaceutical Co., Ltd.(Æ)	34,600	1,645	Royal Dutch Shell PLC Class A	315,286	8,357
Teijin, Ltd.(Æ)	57,000	202	Royal Dutch Shell PLC Class B	106,677	2,801
Terumo Corp.(Æ)	25,400	968	SBM Offshore NV(Æ)	27,035	364
Tobu Railway Co., Ltd.(Æ)	26,000	133	Wolters Kluwer NV(Æ)	19,038	725
Toho Co., Ltd.	8,400	214			27,442
Toho Gas Co., Ltd.(Æ)	37,000	253
Tohoku Electric Power Co., Inc.(Æ)	43,600	556	New Zealand - 0.2%
Tokio Marine Holdings, Inc.(Æ)	12,100	390	Auckland International Airport, Ltd.(Æ)	140,021	601
Tokyo Broadcasting System Holdings,			Meridian Energy, Ltd.(Æ)	369,981	682
Inc.(Æ)	22,800	314	Spark New Zealand, Ltd.(Æ)	181,484	470
Tokyo Electric Power Co. Holdings, Inc.					1,753
(Æ)	367,800	1,946
Tokyo Gas Co., Ltd.(Æ)	126,000	553	Norway - 0.6%
Tokyu Corp.(Æ)	86,000	739	DNB ASA(Æ)	115,575	1,480
Toppan Printing Co., Ltd.(Æ)	100,000	856	Orkla ASA(Æ)	49,815	435
Toray Industries, Inc.(Æ)	32,000	267	Statoil ASA Class N	90,433	1,589
Toshiba Corp.(Æ)	110,000	230	Telenor ASA	24,017	412
Tosoh Corp.(Æ)	131,000	592	Yara International ASA	19,055	763
TOTO, Ltd.(Æ)	16,600	564			4,679
Toyo Seikan Group Holdings, Ltd.(Æ)	26,200	511
Toyo Suisan Kaisha, Ltd.(Æ)	5,000	177	Portugal - 0.3%
Toyoda Gosei Co., Ltd.(Æ)	15,900	290	Banco Espirito Santo SA Class C(Æ)	22,842	3
Toyota Industries Corp.(Æ)	13,500	581	Energias de Portugal SA	359,910	1,280
Toyota Motor Corp.(Æ)	144,900	7,308	Galp Energia SGPS SA Class B	26,291	363
Toyota Tsusho Corp.(Æ)	21,900	489	Jeronimo Martins SGPS SA(Æ)	19,354	317
Tsuruha Holdings, Inc.	2,200	212	Navigator Co. SA (The) - ADR	71,769	256
West Japan Railway Co.(Æ)	11,000	662			2,219
Yahoo! Japan Corp.(Æ)	81,900	366
Yamada Denki Co., Ltd.(Æ)	128,700	644	Singapore - 0.5%
Yamaguchi Financial Group, Inc.(Æ)	40,000	371	CapitaLand, Ltd.	134,200	309
Yamaha Corp.(Æ)	22,800	656	DBS Group Holdings, Ltd.	57,600	652
Yamazaki Baking Co., Ltd.(Æ)	4,000	98	Oversea-Chinese Banking Corp., Ltd.	189,765	1,234
Yokohama Rubber Co., Ltd. (The)	9,800	163	Singapore Telecommunications, Ltd.	192,300	546
		159,135	United Overseas Bank, Ltd.	70,000	966
			Wilmar International, Ltd.	168,900	464
Luxembourg - 0.2%					4,171
ArcelorMittal	142,662	807
Eurofins Scientific SE(Æ)	419	156	South Africa - 0.1%
Regus PLC(Æ)	94,743	405	Investec PLC	40,680	312
Tenaris SA	42,301	573	Mondi PLC	28,426	545
		1,941			857

Netherlands - 3.5%			Spain - 2.9%
Aalberts Industries NV(Æ)	4,999	171	Abertis Infraestructuras SA(Æ)	15,186	257
Aegon NV	145,697	837	Acciona SA	2,040	164
Akzo Nobel NV(Æ)	13,002	923	Almirall SA	18,490	304

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amadeus IT Holding SA Class A	13,873	633	Baloise Holding AG	5,910	732
Banco Bilbao Vizcaya Argentaria SA			Barry Callebaut AG(Æ)	145	170
- ADR	356,636	2,456	Basellandschaftliche Kantonalbank(Æ)	855	818
Banco de Sabadell SA - ADR	264,722	508	Basler Kantonalbank(Æ)	9,268	667
Banco Santander SA - ADR	787,688	4,010	Berner Kantonalbank AG	1,072	220
Bankia SA Class A	426,585	398	Bucher Industries AG(Æ)	1,142	274
Corp. Financiera Alba SA	5,491	226	Chocoladefabriken Lindt & Spruengli
Ebro Foods SA	23,266	528	AG(Æ)	67	1,012
Endesa SA - ADR	55,227	1,161	Cie Financiere Richemont SA(Æ)	9,537	635
Ferrovial SA(Æ)	33,072	714	Coca-Cola HBC AG - ADR(Æ)	20,936	429
Gamesa Corp. Tecnologica SA	25,981	510	Credit Suisse Group AG(Æ)	92,084	1,395
Gas Natural SDG SA	40,331	838	EMS-Chemie Holding AG	348	172
Grifols SA(Æ)	39,230	855	Flughafen Zuerich AG(Æ)	199	183
Iberdrola SA	602,776	4,286	Galenica AG	843	1,233
Industria de Diseno Textil SA	62,868	2,021	Geberit AG(Æ)	655	252
Red Electrica Corp. SA	1,758	157	Georg Fischer AG(Æ)	439	356
Repsol SA - ADR	94,467	1,247	Givaudan SA(Æ)	275	542
Telefonica SA - ADR(Æ)	111,932	1,226	Glencore PLC(Æ)	998,637	2,403
Zardoya Otis SA	13,699	146	Graubuendner Kantonalbank(Æ)	215	403
		22,645	Kuehne & Nagel International AG	4,344	626
			LafargeHolcim, Ltd.(Æ)	20,545	1,039
Sweden - 2.4%			Lonza Group AG(Æ)	3,896	649
Assa Abloy AB Class B	75,841	1,589	Nestle SA(Æ)	169,682	12,633
Autoliv, Inc.	4,963	608	Novartis AG(Æ)	130,668	9,976
Axfood AB(Æ)	18,834	348	OC Oerlikon Corp. AG(Æ)	17,600	170
BillerudKorsnas AB	11,282	175	Partners Group Holding AG	1,184	487
Boliden AB	20,581	358	Roche Holding AG(Æ)	37,694	9,539
Fastighets AB Balder Class B(Æ)	30,496	777	Schindler Holding AG(Æ)	6,303	1,152
Getinge AB Class B(Æ)	6,223	132	SFS Group AG(Æ)	3,915	282
Hennes & Mauritz AB Class B(Æ)	24,906	885	SGS SA(Æ)	134	295
Hexagon AB Class B	12,054	480	Sika AG(Æ)	41	175
Holmen AB Class B(Æ)	6,090	210	St. Galler Kantonalbank AG	360	149
Hufvudstaden AB Class A(Æ)	25,820	400	Straumann Holding AG(Æ)	479	166
ICA Gruppen AB(Æ)	5,873	193	Sulzer AG(Æ)	1,642	150
Investment AB Latour Class B	4,009	172	Swatch Group AG (The) Class B	2,609	892
L E Lundbergforetagen AB Class B(Æ)	7,188	391	Swiss Life Holding AG(Æ)	2,363	597
NCC AB Class B(Æ)	5,367	184	Swiss Prime Site AG Class A(Æ)	4,652	407
Nibe Industrier AB Class B	5,982	208	Swiss Re AG(Æ)	39,333	3,492
Nordea Bank AB(Æ)	190,170	1,844	Swisscom AG(Æ)	965	490
Securitas AB Class B	35,908	567	Syngenta AG(Æ)	2,656	1,071
Skandinaviska Enskilda Banken AB			TE Connectivity, Ltd.	21,651	1,288
Class A(Æ)	119,161	1,137	Transocean, Ltd.	56,113	608
SSAB AB Class A(Æ)	53,193	224	UBS Group AG	202,164	3,491
Svenska Cellulosa AB SCA Class A(Æ)	15,926	503	Wolseley PLC - ADR(Æ)	4,215	236
Svenska Cellulosa AB SCA Class B(Æ)	39,687	1,249	Zurich Insurance Group AG(Æ)	10,893	2,441
Svenska Handelsbanken AB Class A(Æ)	53,937	717			68,111
Swedbank AB Class A(Æ)	39,504	851
Swedish Match AB(Æ)	6,661	211	United Kingdom - 15.4%
Tele2 AB Class B	23,037	220	3i Group PLC	180,789	1,255
Telefonaktiebolaget LM Ericsson Class			Admiral Group PLC	12,994	353
B(Æ)	121,033	979	Anglo American PLC	98,168	1,104
Telia Co. AB(Æ)	217,514	1,037	ARM Holdings PLC(Æ)	44,574	612
Trelleborg AB Class B(Æ)	24,296	442	Associated British Foods PLC	12,691	569
Volvo AB Class B(Æ)	131,034	1,531	AstraZeneca PLC	39,497	2,272
		18,622	Auto Trader Group PLC(Æ)(Þ)	94,143	517
			Aviva PLC(Æ)	319,866	2,029
Switzerland - 8.6%			Babcock International Group PLC	24,359	338
ABB, Ltd.(Æ)	73,496	1,555	BAE Systems PLC(Æ)	150,309	1,050
Actelion, Ltd.(Æ)	8,236	1,332	Balfour Beatty PLC(Æ)	47,879	167
Alpiq Holding AG(Æ)	8,961	600	Barclays PLC	832,721	2,096
Aryzta AG(Æ)	5,849	227	Barratt Developments PLC(Æ)	143,585	1,120

See accompanying notes which are an integral part of the financial statements.

694 Select International Equity Fund

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Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bellway PLC	24,684	882	RELX PLC	88,793	1,573
Berkeley Group Holdings PLC	21,863	959	Rentokil Initial PLC	137,674	355
Booker Group PLC(Æ)	122,034	289	Rexam PLC	53,760	491
BP PLC	1,217,521	6,717	Rightmove PLC	13,327	752
British American Tobacco PLC	80,837	4,934	Rio Tinto PLC	77,234	2,594
British Land Co. PLC (The)(ö)	79,238	834	Rolls-Royce Holdings PLC(Æ)	6,407,928	883
Britvic PLC	14,249	147	Royal Bank of Scotland Group PLC(Æ)	175,825	593
BT Group PLC	372,517	2,420	Royal Mail PLC	128,032	913
Capita PLC(Æ)	24,240	355	RSA Insurance Group PLC(Æ)	81,099	546
Capital & Counties Properties PLC	110,803	574	SABMiller PLC - ADR	22,476	1,375
Centrica PLC(Æ)	47,592	166	Sage Group PLC (The)	81,820	709
Compass Group PLC	35,896	641	Scottish & Southern Energy PLC	20,945	463
CYBG PLC(Æ)	95,594	310	Segro PLC(ö)	74,854	458
Derwent London PLC(ö)	16,059	772	Severn Trent PLC Class H	11,909	388
Diageo PLC	65,321	1,765	Shaftesbury PLC(ö)	46,053	613
Direct Line Insurance Group PLC	171,353	908	Sky PLC(Æ)	108,812	1,495
Dixons Carphone PLC(Æ)	101,929	635	Smith & Nephew PLC(Æ)	14,175	240
DS Smith PLC Class F(Æ)	62,165	347	Smiths Group PLC(Æ)	19,293	313
Fiat Chrysler Automobiles NV	67,557	544	Spectris PLC	12,092	323
Galiform PLC	53,141	384	Stagecoach Group PLC	42,079	159
Genel Energy PLC(Æ)	100,448	195	Standard Chartered PLC	207,189	1,681
GlaxoSmithKline PLC - ADR(Æ)	258,701	5,509	Standard Life PLC(Æ)	99,621	476
Great Portland Estates PLC(ö)	63,078	700	Subsea 7 SA(Æ)	96,968	888
Greene King PLC	45,653	547	Tate & Lyle PLC	51,115	439
Halma PLC	35,547	464	Taylor Wimpey PLC	397,419	1,073
Hammerson PLC(ö)	61,006	522	Tesco PLC(Æ)	105,673	265
Hargreaves Lansdown PLC(Æ)	7,968	150	Travis Perkins PLC(Æ)	38,715	1,048
HSBC Holdings PLC	1,326,783	8,805	Unilever NV	64,807	2,849
Imperial Tobacco Group PLC	53,399	2,899	Unilever PLC	39,596	1,776
Inchcape PLC	88,585	879	United Business Media, Ltd.(Æ)	19,682	164
Informa PLC	49,616	475	Vodafone Group PLC	1,449,971	4,690
Inmarsat PLC	32,857	446	William Hill PLC(Æ)	26,951	123
Intermediate Capital Group PLC	80,543	722	Wm Morrison Supermarkets PLC	301,562	843
International Consolidated Airlines			WPP PLC	59,502	1,391
Group SA(Æ)	77,683	597			121,814
Intertek Group PLC	15,230	726
ITV PLC(Æ)	336,710	1,110	United States - 0.4%
J Sainsbury PLC	280,318	1,185	Carnival PLC	26,668	1,328
John Wood Group PLC	28,972	265	Flextronics International, Ltd.(Æ)	33,113	402
Johnson Matthey PLC(Æ)	13,640	577	Horizon Pharma PLC(Æ)	11,866	182
Kingfisher PLC	337,018	1,795	Samsonite International SA	82,200	265
Land Securities Group PLC(ö)	90,874	1,507	Seagate Technology PLC	15,663	341
Legal & General Group PLC	798,090	2,613	Sensata Technologies Holding NV(Æ)	7,515	283
Liberty Global PLC Class A(Æ)	12,001	453			2,801
Liberty Global PLC Class C(Æ)	31,379	1,148
Lloyds Banking Group PLC	2,203,946	2,168	Total Common Stocks
Manchester United PLC Class A(Æ)	11,939	204	(cost $803,451)		766,755
Marks & Spencer Group PLC	112,084	695
Meggitt PLC(Æ)	75,511	454
Micro Focus International PLC(Æ)	14,602	327	Preferred Stocks - 0.9%
National Grid PLC	189,577	2,707	Germany - 0.6%
			Fuchs Petrolub SE	7,550	323
Next PLC	10,765	801	Henkel AG & Co. KGaA(Æ)	5,897	673
Old Mutual PLC(Æ)	415,752	1,132	Porsche Automobil Holding SE	20,855	1,163
Pearson PLC	70,366	830	Sartorius AG (Æ)	1,908	471
Persimmon PLC Class A(Æ)	32,674	950	Volkswagen AG	14,819	2,145
Petrofac, Ltd.(Æ)	12,747	158			4,775
Provident Financial PLC	8,647	369

Prudential PLC	94,089	1,861	Japan - 0.1%
Reckitt Benckiser Group PLC	30,412	2,953	Shinkin Central Bank Class A(Æ)	527	1,120
RELX NV	54,159	909

See accompanying notes which are an integral part of the financial statements.

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Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Spain - 0.1%
Grifols SA(Æ)	33,591		530

Sweden - 0.1%
Fastighets AB Balder(Æ)	15,186		599

Total Preferred Stocks
(cost $8,698)			7,024

Short-Term Investments - 1.1%
United States - 1.1%
Russell U.S. Cash Management Fund	8,475,228	(8)	8,475
Total Short-Term Investments
(cost $8,475)			8,475

Total Investments 99.1%
(identified cost $820,624)			782,254

Other Assets and Liabilities, Net
- 0.9%			7,490
Net Assets - 100.0%			789,744

See accompanying notes which are an integral part of the financial statements.

696 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Euro STOXX 50 Index Futures	93	EUR	2,769	06/16	(16)
FTSE 100 Index Futures	22	GBP	1,367	06/16	41
MSCI EAFE Mini Index Futures	182	USD	15,123	06/16	411
MSCI Emerging Markets Mini Index Futures	161	USD	6,749	06/16	301
S&P/TSX 60 Index Futures	11	CAD	1,790	06/16	55
Short Positions
S&P 500 E-Mini Index Futures	116	USD	11,943	06/16	(428)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					364

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	232	CAD	300	06/15/16	7
Bank of America	USD	12	DKK	78	06/15/16	—
Bank of America	USD	805	EUR	730	06/15/16	32
Bank of America	USD	382	HKD	2,960	06/15/16	—
Bank of America	USD	664	HKD	5,150	06/15/16	—
Bank of America	USD	2,156	JPY	245,030	06/15/16	150
Bank of America	USD	377	SGD	520	06/15/16	9
Bank of America	USD	4,135	SGD	5,733	06/15/16	123
Bank of America	CAD	100	USD	75	06/15/16	(5)
Bank of America	CAD	100	USD	75	06/15/16	(5)
Bank of America	CAD	100	USD	76	06/15/16	(4)
Bank of America	CAD	100	USD	79	06/15/16	—
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	78	06/15/16	(2)
Bank of America	CAD	100	USD	78	06/15/16	(1)
Bank of America	CAD	150	USD	118	06/15/16	(1)
Bank of America	CAD	200	USD	156	06/15/16	(3)
Bank of America	CAD	200	USD	157	06/15/16	(2)
Bank of America	CAD	300	USD	238	06/15/16	(1)
Bank of America	CAD	300	USD	234	06/15/16	(5)
Bank of America	CAD	710	USD	540	06/15/16	(26)
Bank of America	CAD	2,100	USD	1,615	06/15/16	(59)
Bank of America	CAD	910	USD	683	06/16/16	(42)
Bank of America	CHF	720	USD	727	06/15/16	(24)
Bank of America	EUR	60	USD	68	06/15/16	(1)
Bank of America	GBP	100	USD	146	06/15/16	—
Bank of America	GBP	270	USD	384	06/15/16	(10)
Bank of America	GBP	1,290	USD	1,835	06/15/16	(51)
Bank of America	JPY	446,500	USD	4,007	06/15/16	(195)
Bank of America	KRW	4,450	USD	4	06/15/16	—
Bank of America	KRW	4,510	USD	4	06/15/16	—
Bank of America	KRW	4,540	USD	4	06/15/16	—
Bank of America	KRW	47,940	USD	40	06/15/16	(2)
Bank of America	TWD	31,700	USD	966	06/15/16	(16)
Bank of America	ZAR	8,741	USD	557	06/15/16	(51)
Bank of Montreal	USD	527	CAD	680	06/15/16	16
Bank of Montreal	USD	387	SGD	520	06/15/16	(1)
Bank of Montreal	CAD	200	USD	158	06/15/16	(1)

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 697

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	EUR	800	USD	915	06/15/16	(3)
BNP Paribas	USD	1,630	EUR	1,473	06/15/16	58
BNP Paribas	USD	99	GBP	70	06/15/16	4
BNP Paribas	USD	922	GBP	650	06/15/16	28
BNP Paribas	CAD	200	USD	159	06/15/16	—
Brown Brothers Harriman	USD	680	CAD	900	06/15/16	37
Citigroup	CNY	7,334	USD	1,116	06/15/16	(12)
Citigroup	GBP	15	USD	21	06/15/16	(1)
Citigroup	GBP	20	USD	29	06/15/16	(1)
HSBC	USD	135	EUR	120	06/15/16	3
HSBC	USD	1,630	EUR	1,473	06/15/16	61
HSBC	USD	922	GBP	650	06/15/16	28
Royal Bank of Canada	USD	1,138	CAD	1,500	06/15/16	57
Royal Bank of Canada	CAD	200	USD	158	06/15/16	(1)
Standard Chartered	USD	2,163	HKD	16,790	06/15/16	3
Standard Chartered	BRL	1,941	USD	503	06/15/16	(56)
State Street	USD	4,899	AUD	6,614	06/15/16	121
State Street	USD	2,805	CAD	3,755	06/15/16	188
State Street	USD	4,546	CAD	6,086	06/15/16	304
State Street	USD	400	EUR	350	06/15/16	2
State Street	USD	8,044	GBP	5,673	06/15/16	245
State Street	USD	1,175	ILS	4,580	06/15/16	51
State Street	USD	399	JPY	44,420	06/15/16	19
State Street	USD	1,669	SEK	14,121	06/15/16	92
State Street	CAD	100	USD	75	06/15/16	(5)
State Street	CAD	100	USD	75	06/15/16	(4)
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CAD	100	USD	77	06/15/16	(3)
State Street	CHF	745	USD	754	06/15/16	(25)
State Street	DKK	78	USD	12	06/15/16	—
State Street	EUR	50	USD	57	06/15/16	—
State Street	EUR	16,778	USD	18,566	06/15/16	(669)
State Street	GBP	280	USD	398	06/15/16	(11)
State Street	INR	57,528	USD	842	06/15/16	(18)
State Street	JPY	1,355,772	USD	12,055	06/15/16	(699)
State Street	NOK	28,871	USD	3,367	06/15/16	(218)
State Street	NZD	1,140	USD	766	06/15/16	(29)
UBS	USD	384	EUR	340	06/15/16	6
UBS	KRW	451,490	USD	387	06/15/16	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(631)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$43,388	$—	$43,388	5.5
Austria	—	4,293	—	4,293	0.5
Belgium	—	10,680	—	10,680	1.4
Bermuda	—	822	—	822	0.1
Canada	63,453	—	—	63,453	8.0
Cayman Islands	—	152	—	152	—*

See accompanying notes which are an integral part of the financial statements.

698 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Curacao	—	170	—	170	—*
Denmark	—	14,483	—	14,483	1.8
Finland	—	8,427	—	8,427	1.1
France	732	73,988	—	74,720	9.5
Germany	—	63,594	—	63,594	8.1
Hong Kong	—	16,573	41	16,614	2.1
Ireland	1,299	7,086	—	8,385	1.1
Israel	419	4,420	—	4,839	0.6
Italy	—	16,545	—	16,545	2.1
Japan	588	158,547	—	159,135	20.1
Luxembourg	—	1,941	—	1,941	0.2
Netherlands	673	26,769	—	27,442	3.5
New Zealand	—	1,753	—	1,753	0.2
Norway	—	4,679	—	4,679	0.6
Portugal	—	2,216	3	2,219	0.3
Singapore	—	4,171	—	4,171	0.5
South Africa	—	857	—	857	0.1
Spain	—	22,645	—	22,645	2.9
Sweden	608	18,014	—	18,622	2.4
Switzerland	1,896	66,215	—	68,111	8.6
United Kingdom	1,805	120,000	9	121,814	15.4
United States	1,208	1,593	—	2,801	0.4
Preferred Stocks	—	7,024	—	7,024	0.9
Short-Term Investments(a)	—	—	—	8,475	1.1
Total Investments	72,681	701,045	53	782,254	99.1
Other Assets and Liabilities, Net					0.9
					100.0

Other Financial Instruments
Futures Contracts	364	—	—	364	—*
Foreign Currency Exchange Contracts	—	(631)	—	(631)	(0.1)
Total Other Financial Instruments**	$364	$(631)	$—	$(267)

*    Less than .05% of net assets.
**  Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.
(a)  Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April 30,
2016 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 699

Russell Investment Company
Select International Equity Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,644
Variation margin on futures contracts*	808	—
Total	$808	$1,644

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$444	$—
Unrealized depreciation on foreign currency exchange contracts	—	2,275
Total	$444	$2,275
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(733)	$—
Foreign currency-related transactions**	—	(593)
Total	$(733)	$(593)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$61	$—
Foreign currency-related transactions***	—	(1,027)
Total	$61	$(1,027)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

700 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,644	$—	$1,644
Futures Contracts	Variation margin on futures contracts	84	—	84
Total Financial and Derivative Assets		1,728	—	1,728
Financial and Derivative Assets not subject to a netting agreement		(84)	—	(84)
Total Financial and Derivative Assets subject to a netting agreement		$1,644	$—	$1,644

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$322	$322	$—	$—
Bank of Montreal	15	5	—	10
BNP Paribas	90	—	—	90
Brown Brothers Harriman	37	—	—	37
HSBC	90	—	—	90
Royal Bank of Canada	58	1	—	57
Standard Chartered	3	3	—	—
State Street	1,023	1,023	—	—
UBS	6	6	—	—
Total	$1,644	$1,360	$—	$284

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 701

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$206	$—	$206
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,275	—	2,275
Total Financial and Derivative Liabilities		2,481	—	2,481
Financial and Derivative Liabilities not subject to a netting agreement		(206)	—	(206)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,275	$—	$2,275

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$509	$322	$—	$187
Bank of Montreal	5	5	—	—
Citigroup	14	—	—	14
Royal Bank of Canada	1	1	—	—
Standard Chartered	54	3	—	51
State Street	1,685	1,023	—	662
UBS	7	6	—	1
Total	$2,275	$1,360	$—	$915

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

702 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$820,624
Investments, at fair value(>)	782,254
Cash (restricted)(a)	2,500
Foreign currency holdings(^)	2,727
Unrealized appreciation on foreign currency exchange contracts	1,644
Receivables:
Dividends and interest	3,522
Dividends from affiliated Russell funds	10
Fund shares sold	58
Foreign capital gains taxes recoverable	1,198
Variation margin on futures contracts	84
Prepaid expenses	11
Total assets	794,008

Liabilities
Payables:
Due to broker (b)	500
Investments purchased	9
Fund shares redeemed	876
Accrued fees to affiliates	248
Other accrued expenses	150
Variation margin on futures contracts	206
Unrealized depreciation on foreign currency exchange contracts	2,275
Total liabilities	4,264

Net Assets	$789,744

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 703

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,443
Accumulated net realized gain (loss)	(74,319)
Unrealized appreciation (depreciation) on:
Investments	(38,370)
Futures contracts	364
Foreign currency-related transactions	(450)
Shares of beneficial interest	924
Additional paid-in capital	896,152
Net Assets	$789,744

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R6(#)	$8.55
Class R6 — Net assets	$109,694
Class R6 — Shares outstanding ($.01 par value)	12,837
Net asset value per share: Class S(#)	$8.55
Class S — Net assets	$1,381,759
Class S — Shares outstanding ($.01 par value)	161,681
Net asset value per share: Class T(#)	$8.55
Class T — Net assets	$2,033,172
Class T — Shares outstanding ($.01 par value)	237,891
Net asset value per share: Class Y(#)	$8.54
Class Y — Net assets	$786,219,096
Class Y — Shares outstanding ($.01 par value)	92,024,360
Amounts in thousands
(^) Foreign currency holdings - cost	$2,705
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$8,475

(a) Cash Collateral for Futures	$2,500
(b) Due to Broker for Futures	$500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

704 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$12,989
Dividends from affiliated Russell funds	40
Less foreign taxes withheld	(1,196)
Total investment income	11,833

Expenses
Advisory fees	1,759
Administrative fees	189
Custodian fees	309
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	2
Transfer agent fees - Class T	2
Transfer agent fees - Class Y	17
Professional fees	36
Registration fees	52
Trustees’ fees	10
Printing fees	14
Miscellaneous	3
Expenses before reductions	2,393
Expense reductions	(656)
Net expenses	1,737
Net investment income (loss)	10,096

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(63,556)
Futures contracts	(733)
Foreign currency-related transactions	(888)
Net realized gain (loss)	(65,177)
Net change in unrealized appreciation (depreciation) on:
Investments	25,623
Futures contracts	61
Foreign currency-related transactions	(820)
Net change in unrealized appreciation (depreciation)	24,864
Net realized and unrealized gain (loss)	(40,313)
Net Increase (Decrease) in Net Assets from Operations	$(30,217)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 705

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,096	$20,070
Net realized gain (loss)	(65,177)	(10,135)
Net change in unrealized appreciation (depreciation)	24,864	(56,663)
Net increase (decrease) in net assets from operations	(30,217)	(46,728)

Distributions
From net investment income
Class S	(33)	—
Class T	(76)	—
Class Y	(22,981)	(755)
Net decrease in net assets from distributions	(23,090)	(755)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(23,393)	802,026
Total Net Increase (Decrease) in Net Assets	(76,700)	754,543

Net Assets
Beginning of period	866,444	111,901
End of period	$789,744	$866,444
Undistributed (overdistributed) net investment income included in net assets	$5,443	$18,437

See accompanying notes which are an integral part of the financial statements.

706 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)		2015	(1)
	Shares	Dollars	Shares		Dollars

Class R6(2)
Proceeds from shares sold	13	$100	—		$—
Payments for shares redeemed	—	—	—		—
Net increase (decrease)	13	100	—		—
Class S
Proceeds from shares sold	55	452	235		2,236
Proceeds from reinvestment of distributions	4	33	—		—
Payments for shares redeemed	(81)	(713)	(51)		(474)
Net increase (decrease)	(22)	(228)	184		1,762
Class T
Proceeds from shares sold	61	517	324		3,130
Proceeds from reinvestment of distributions	9	76	—		—
Payments for shares redeemed	(130)	(1,028)	(26)		(244)
Net increase (decrease)	(60)	(435)	298		2,886
Class Y
Proceeds from shares sold	8,015	64,794	95,343		920,901
Proceeds from reinvestment of distributions	2,713	22,980	82		755
Payments for shares redeemed	(13,078)	(110,604)	(12,928)		(124,278)
Net increase (decrease)	(2,350)	(22,830)	82,497		797,378
Total increase (decrease)	(2,419)	$(23,393)	82,979		$802,026

(1) For the period January 5, 2015 (commencement of operations) to October 31, 2015.
(2) For the period March 1, 2016 (commencement of operations) to April 30, 2016.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 707

Russell Investment Company
Select International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class R6
April 30, 2016(8)	7.79	.07	.69	.76	—	—

Class S
April 30, 2016*	9.12	.10	(.44)	(.34)	(.23)	(.23)
October 31, 2015(5)	9.07	.23	(.18)	.05	—	—

Class T
April 30, 2016*	9.14	.10	(.44)	(.34)	(.25)	(.25)
October 31, 2015(5)	9.07	.22	(.15)	.07	—	—

Class Y
April 30, 2016*	9.13	.11	(.45)	(.34)	(.25)	(.25)
October 31, 2015	9.42	.29	(.52)	(.23)	(.06)	(.06)
October 31, 2014(4)	10.00	.05	(.63)	(.58)	—	—

See accompanying notes which are an integral part of the financial statements.

708 Select International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

8.55	9.76	110.62		.48	5.21	42

8.55	(3.69)	1,382.81		.64	2.46	42
9.12	.55	1,679.84		.64	2.91	25

8.55	(3.70)	2,033.81		.49	2.27	42
9.14	.77	2,724.84		.49	2.77	25

8.54	(3.68)	786,219.61		.44	2.58	42
9.13	(2.43)	862,041.65		.44	3.07	25
9.42	(5.80)	111,901.87		.44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 709

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — April 30, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì ) All or a portion of the shares of this security are held as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

710 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 711

Russell Investment Company
Russell Funds

Notes to Financial Highlights — April 30, 2016 (Unaudited)

(*) For the period April 30, 2016 (Unaudited).
(1) For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(2) For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(3) For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(4) For the period August 1, 2014 (commencement of operations) to October 31, 2014.
(5) For the period January 5, 2015 (commencement of operations) to October 10, 2015.
(6) For the period May 4, 2015 (commencement of operations) to October 31, 2015.
(7) For the period June 2, 2015 (commencement of operations) to October 31, 2015.
(8) For the period March 1, 2016 (commencement of operations) to April 30, 2016.
(9) For the period November 1, 2014 to May 1, 2015 (final redemption).
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and /or Russell Fund Services Company
(“RFSC”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Russell U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2016	1.09%	1.85%	1.10%	0.77%	0.85%	0.65%
October 31, 2015	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%
October 31, 2011	1.08%	1.83%	1.01%	0.75%	0.83%	0.65%

For the Russell U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2016	1.37%	2.12%	1.37%	1.04%	1.12%	0.93%
October 31, 2015	1.36%	2.11%	1.36%	1.03%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.00%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	0.98%	1.11%	0.91%

For the Russell U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S
April 30, 2016	1.02%	1.77%	1.02%	0.77%
October 31, 2015	1.02%	1.77%	1.02%	0.77%
October 31, 2014	1.03%	1.78%	1.03%	0.78%
October 31, 2013	1.10%	1.85%	1.10%	0.85%
October 31, 2012	1.10%	1.85%	1.10%	0.85%

For the Russell Multi-Strategy Alternative Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S
April 30, 2016	2.47%	3.22%	2.46%	2.22%
October 31, 2015	2.28%	3.04%	2.30%	2.05%
October 31, 2014	2.17%	2.91%	2.17%	1.92%
October 31, 2013	2.20%	2.95%	2.18%	1.93%
October 31, 2012	2.20%	2.93%	2.16%	1.96%

(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.

712 Notes to Financial Highlights

Russell Investment Company
Russell Funds

Notes to Financial Highlights, continued — April 30, 2016 (Unaudited)

(k) For the Russell Commodity Strategies Fund, the ratios reflect the inclusion of a performance-based fee on total return swaps. The ratios, excluding the swap fee, would have been:.

		%	%	%
		Ratio of	Ratio of	Ratio of Net
	$	Expenses	Expenses	Investment
	Net	to Average	to Average	Income
	Investment	Net Assets,	Net Assets,	to Average
	Income (Loss)	Gross	Net	Net Assets
Class A	(0.03)	2.12	1.48	(1.17)
Class C	(0.05)	2.86	2.23	(1.92)
Class E	(0.03)	2.12	1.48	(1.17)
Class S	(0.02)	1.86	1.23	(0.92)
Class Y	(0.02)	1.67	1.04	(0.73)

(†) For the Russell Cayman Commodity Strategies Fund Ltd. and the Russell Multi-Strategy Alternative Fund Ltd. (wholly-owned subsidiaries), respectively.. Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

Notes to Financial Highlights 713

Russell Investment Company
Russell Funds

Notes to Financial Statements — April 30, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, (as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company ("RFSC").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

714 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

Notes to Financial Statements 715

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: any market movement of the U.S. securities market;
a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets,
Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Opportunistic Credit, Russell
Tax Exempt High Yield Bond, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Multi-Strategy Alternative,
Russell Multi-Strategy Income, Russell Strategic Call Overwriting, Select U.S. Equity and Select International Funds had no
transfers between Levels 1, 2 and 3 for the period ended April 30, 2016.

The Russell Global Equity Fund had transfers out of Level 3 into Level 1 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell Global Equity Fund	$501,030

The Russell Emerging Markets, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell
Global Infrastructure Funds had transfers out of Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs which became observable. The amounts transferred were as follows:

Russell Emerging Markets Fund	$914,851
Russell Strategic Bond Fund	5,165,882
Russell Investment Grade Bond Fund	203,684
Russell Short Duration Fund	2,097,749
Russell Global Infrastructure Fund	12,622,741

The Russell Emerging Markets, Russell Tax-Managed International Equity, Russell Strategic Bond, Russell Investment Grade
Bond and Russell Global Real Estate Securities Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell Emerging Markets Fund	$6,152,291
Russell Tax-Managed International Equity Fund	363,935
Russell Strategic Bond Fund	4,557,141
Russell Investment Grade Bond Fund	307,850
Russell Global Real Estate Securities Fund	138,747

716 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/

Notes to Financial Statements 717

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman
Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments.
In order for the Funds to qualify as regulated investment companies under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service
(“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under
Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-
linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative
Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and, through investments in each respective Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-linked derivative instruments. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested such a ruling due to the IRS suspension. There can be no assurance that the IRS will issue the requested ruling to the
Russell Commodity Strategies Fund, or that the IRS will not change its position based on private letter rulings that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Russell Commodity Strategies
Fund and Russell Multi-Strategy Alternative Fund to qualify for regulated investment company status under the Code could be jeopardized if they are unable to treat their income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Russell Commodity
Strategy and Russell Multi-Strategy Alternative Funds' investments in their respective Subsidiary, including the wholly-owned subsidiaries, may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Funds' taxable income or any gains and distributions made by the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2016, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2012 through October 31, 2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

718 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Declared	Payable	Funds
Monthly	Early in the following month	Russell Global Opportunistic Credit, Russell Strategic Bond,
Russell Investment Grade Bond, Russell Short Duration Bond,
Russell Tax Exempt High Yield Bond and Russell Tax Exempt
Bond Funds
Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell
U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S.
Large Cap Equity, Russell U.S. Mid Cap Equity, Russell Global
Infrastructure, Russell Global Real Estate Securities, Russell
Multi-Strategy Income, Russell Strategic Call Overwriting and
Select U.S. Equity Funds
Annually	Mid-December	Russell U.S. Small Cap Equity, Russell International Developed
Markets, Russell Global Equity, Russell Emerging Markets,
Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S.
Mid & Small Cap, Russell Tax-Managed International Equity,
Russell Commodity Strategies, Russell Multi-Strategy Alternative
and Select International Equity Funds

The Funds intend to distribute substantially all of the distributions they receive from Real Estate Investment Trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”), the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S,
Class R6, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the

Notes to Financial Statements 719

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed International
Equity, Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-
Strategy Alternative, Russell Multi-Strategy Income and Select International Equity Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30,
2016. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
Russell Global Equity Fund	$15,898	$—
Russell Emerging Markets Fund	318,136	1,024,218
Russell Tax-Managed International Equity Fund	3,175	—
Russell Global Opportunistic Credit Fund	148,553	32,391
Russell Global Infrastructure Fund	10,695	—
Russell Global Real Estate Securities Fund	7	—
Russell Multi-Strategy Income Fund	4,479	—

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still

720 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2016, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Hedging, exposing cash to markets and trade settlement
Russell Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Multi-Strategy Income Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Notes to Financial Statements 721

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2016	April 30, 2016
Russell International Developed Markets Fund	$7,829,926	$964,503,562
Russell Global Equity Fund	5,707,551	965,711,303
Russell Emerging Markets Fund	42,003,242	404,279,903
Russell Tax-Managed International Equity Fund	—	133,990,518
Russell Global Opportunistic Credit Fund	5,511,409	607,209,606
Russell Strategic Bond Fund	—	1,502,384,416
Russell Investment Grade Bond Fund	—	122,554,747
Russell Short Duration Bond Fund	—	54,143,878
Russell Global Infrastructure Fund	636,101	94,358,035
Russell Global Real Estate Securities Fund	1,056,876	86,399,032
Russell Multi-Strategy Alternative Fund	—	725,571,750
Russell Multi-Strategy Income Fund	—	47,088,560
Select International Equity Fund	—	99,159,935

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2016	April 30, 2016
Russell International Developed Markets Fund	$8,215,141	$974,888,868
Russell Global Equity Fund	5,989,442	966,431,031
Russell Emerging Markets Fund	42,663,548	405,995,687
Russell Tax-Managed International Equity Fund	—	134,950,721
Russell Global Opportunistic Credit Fund	5,621,865	603,660,913
Russell Strategic Bond Fund	—	1,499,846,175
Russell Investment Grade Bond Fund	—	122,384,792
Russell Short Duration Bond Fund	—	54,190,302
Russell Global Infrastructure Fund	641,418	95,364,178
Russell Global Real Estate Securities Fund	1,087,985	87,172,946
Russell Multi-Strategy Alternative Fund	—	726,736,460
Russell Multi-Strategy Income Fund	—	46,692,718
Select International Equity Fund	—	98,543,709

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the

722 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

As of April 30, 2016, the Russell Strategic Call Overwriting Fund pledged securities valued at $34,816,718 as collateral in connection with options.

For the period ended April 30, 2016, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or
			Closed
Funds		January 31, 2016	April 30, 2016
Russell U.S. Defensive Equity Fund	Opened	$168,416,500		$218,154,500
	Closed	165,990,500		187,903,500
Russell Global Opportunistic Credit Fund	Opened	297,000,000		—
	Closed	—		297,000,000
Russell Strategic Bond Fund	Opened	22,759,771		3,200,000
	Closed	198,896,000		—
Russell Investment Grade Bond Fund	Closed	—		38,875,000
Russell Multi-Strategy Alternative Fund	Opened	1,894,198,810		5,586,706,548
	Closed	41,837,098,445		6,269,112,823
Russell Multi-Strategy Income Fund	Opened	40,669,525		70,671,916
	Closed	24,402,411		35,517,963
Russell Strategic Call Overwriting Fund	Opened	661,735,350		1,013,149,000
	Closed	666,922,350		1,034,408,000

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis

Notes to Financial Statements 723

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Hedging and exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or
		Closed
Funds		January 31, 2016	April 30, 2016
Russell U.S. Core Equity Fund	Opened	$138,790,082	$93,692,865
	Closed	131,298,989	104,867,171
Russell U.S. Defensive Equity Fund	Opened	149,518,508	100,233,512
	Closed	102,151,332	153,874,200
Russell U.S. Dynamic Equity Fund	Opened	67,312,741	51,635,307
	Closed	67,669,804	61,123,572
Russell U.S. Strategic Equity Fund	Opened	296,667,174	292,384,361
	Closed	330,054,254	347,845,752
Russell U.S. Large Cap Equity Fund	Opened	56,134,059	37,440,827
	Closed	59,357,215	390,159,115
Russell U.S. Mid Cap Equity Fund	Opened	21,924,238	21,260,579
	Closed	22,073,270	18,454,675
Russell U.S. Small Cap Equity Fund	Opened	166,684,811	145,711,186
	Closed	168,489,193	151,749,480
Russell International Developed Markets Fund	Opened	927,343,203	763,178,741
	Closed	804,171,166	822,697,628
Russell Global Equity Fund	Opened	792,821,545	176,500,538
	Closed	894,165,890	805,525,973
Russell Emerging Markets Fund	Opened	884,617,803	424,159,267

724 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

		Notional of Futures Contracts Opened or
		Closed
	Closed	665,195,523	575,195,520
Russell Tax-Managed U.S. Large Cap Fund	Opened	231,891,602	168,737,139
	Closed	201,432,571	173,825,823
Russell Tax-Managed U.S. Mid & Small Cap Fund	Opened	40,643,701	44,909,551
	Closed	32,611,849	49,169,375
Russell Tax-Managed International Equity Fund	Opened	76,607,189	304,863,438
	Closed	45,590,572	229,252,213
Russell Global Opportunistic Credit Fund	Opened	552,381,145	482,225,990
	Closed	394,768,234	519,278,982
Russell Strategic Bond Fund	Opened	2,451,430,181	2,763,472,209
	Closed	2,287,420,551	2,924,599,188
Russell Investment Grade Bond Fund	Opened	223,693,157	298,061,711
	Closed	172,181,191	315,544,302
Russell Short Duration Bond Fund	Opened	331,901,288	176,500,538
	Closed	343,893,520	171,003,337
Russell Commodity Strategies Fund	Opened	11,700,609	3,429,374
	Closed	5,399,159	5,317,142
Russell Global Infrastructure Fund	Opened	153,295,054	130,011,597
	Closed	144,526,149	130,670,131
Russell Global Real Estate Securities Fund	Opened	111,574,608	110,888,890
	Closed	122,592,250	91,949,547
Russell Multi-Strategy Alternative Fund	Opened	1,003,158,635	838,133,450
	Closed	1,687,985,267	797,724,336
Russell Multi-Strategy Income Fund	Opened	95,849,672	100,693,427
	Closed	85,929,336	90,955,495
Russell Strategic Call Overwriting Fund	Opened	9,048,437	13,183,447
	Closed	1,235,778	839,851
Select U.S. Equity Fund	Opened	54,640,636	84,379,972
	Closed	53,262,649	102,624,639
Select International Equity Fund	Opened	140,564,763	113,020,277
	Closed	78,869,660	141,777,166

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate. commodity-linked
(Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent

Notes to Financial Statements 725

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

726 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement and exposing cash to markets
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

Notes to Financial Statements 727

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2016	April 30, 2016
Russell Global Opportunistic Credit Fund	$149,045,810	$118,046,059
Russell Strategic Bond Fund	257,856,936	31,216,040
Russell Investment Grade Bond Fund	23,916,304	12,000,000
Russell Short Duration Bond Fund	5,650,000	—
Russell Multi-Strategy Alternative Fund	409,607,434	693,389,779
Russell Multi-Strategy Income Fund	9,600,000	17,200,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended April 30, 2016, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Tax Exempt High Yield Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2016	April 30, 2016
Russell Strategic Bond Fund	$116,182,080	$145,934,764
Russell Investment Grade Bond Fund	3,840,000	2,450,000
Russell Tax Exempt High Yield Bond Fund	7,300,000	2,800,000
Russell Multi-Strategy Alternative Fund	21,602,822	9,341,633

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

The Russell Multi-Strategy Alternative Fund may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”)
or individual equity security for another payment stream. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for various reasons or is otherwise deemed impractical or disadvantageous. The Fund will receive all of the economic benefits and risks equivalent to

728 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread. Equity basket swaps provide the Fund exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and the Fund has the ability to trade in and out of long and short positions within the swap. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

For the period ended April 30, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash to markets
Russell Strategic Bond Fund	Exposing cash to markets
Russell Investment Grade Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2016	April 30, 2016
Russell Emerging Markets Fund	$50,729,750	$29,223,320
Russell Strategic Bond Fund	508,962,316	461,515,940
Russell Investment Grade Bond Fund	64,663,951	72,911,128
Russell Commodity Strategies Fund	621,677,547	666,733,158
Russell Multi-Strategy Alternative Fund	6,272,399	10,534,546

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended April 30, 2016, there were no currency swaps.

Commodity-Linked Instruments
The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-
linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds may invest in commodity-linked notes.
Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Notes to Financial Statements 729

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with

730 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2016, Russell U.S. Defensive Equity
Fund held $80,586,652, the Russell U.S. Dynamic Equity Fund held $25,403,714, the Russell U.S. Strategic Equity Fund held
$56,955,256 and the Russell Multi-Strategy Alternative Fund held $1,716,072,353 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt

Notes to Financial Statements 731

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.

732 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not

Notes to Financial Statements 733

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds and the Russell Multi-Strategy Alternative Fund may invest in to-be-announced ("TBA") mortgage-backed securities.
A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy

734 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Alternative Fund Ltd.
The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a
“Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30,
2016, net assets of the Russell Commodity Strategies Fund were $721,264,448 of which $140,248,051 or approximately 19.4%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were
$458,221,972 of which $20,973,271, or approximately 5%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended April 30, 2016, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Russell U.S. Core Equity Fund	$270,379,240	$456,586,031
Russell U.S. Defensive Equity Fund	389,881,481	520,869,688
Russell U.S. Dynamic Equity Fund	351,966,421	406,202,850
Russell U.S. Strategic Equity Fund	1,776,163,301	1,743,448,105
Russell U.S. Large Cap Equity Fund	200,102,346	243,436,535
Russell U.S. Mid Cap Equity Fund	100,686,668	129,315,746
Russell U.S. Small Cap Equity Fund	964,375,843	1,112,101,088
Russell International Developed Markets Fund	764,589,058	984,998,243
Russell Global Equity Fund	532,666,510	715,203,988
Russell Emerging Markets Fund	788,393,076	992,387,243
Russell Tax-Managed U.S. Large Cap Fund	303,665,227	192,839,444
Russell Tax-Managed U.S. Mid & Small Cap Fund	155,844,327	136,753,063
Russell Tax-Managed International Equity Fund	275,697,865	192,613,326
Russell Global Opportunistic Credit Fund	461,463,231	551,216,503
Russell Strategic Bond Fund	1,041,554,461	1,540,549,882
Russell Investment Grade Bond Fund	325,960,010	310,850,401
Russell Short Duration Bond Fund	154,364,519	154,410,775
Russell Tax Exempt High Yield Bond Fund	57,877,665	54,412,519
Russell Tax Exempt Bond Fund	146,519,753	63,124,033
Russell Global Infrastructure Fund	640,288,803	800,102,467
Russell Global Real Estate Securities Fund	450,401,715	611,972,526
Russell Multi-Strategy Alternative Fund	299,042,764	464,745,040
Russell Multi-Strategy Income Fund	96,434,140	96,094,157
Russell Strategic Call Overwriting Fund	8,838	1,368,249
Select U.S. Equity Fund	50,528,115	87,654,142
Select International Equity Fund	320,549,577	368,207,144

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Notes to Financial Statements 735

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Purchases	Sales
Russell Global Opportunistic Credit Fund	$2,266,610	$2,269,677
Russell Strategic Bond Fund	3,033,615,779	3,142,658,648
Russell Investment Grade Bond Fund	727,799,298	726,097,863
Russell Short Duration Bond Fund	262,992,097	250,834,593
Russell Multi-Strategy Alternative Fund	25,902,711	19,983,080
Russell Multi-Strategy Income Fund	1,782,983	1,039,957

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of April 30,
2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown
Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

Brokerage Commissions
The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC
(“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or
(ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others.
Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by
RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a Soft Commission Committee
(“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by RIMCo and its affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the
Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the
SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their

736 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to
RIMCo.
5. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RFSC is the Funds' administrator and transfer agent. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RFSC, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of
Frank Russell Company, ("FRC") (which, effective December 2, 2014, is an indirect subsidiary of London Stock Exchange Group plc (“LSEG”)).

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of April 30, 2016, the Funds had invested $2,559,384,247 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $513,935,880 is invested in the Russell U.S. Cash
Collateral Fund, an unregistered fund advised by RIMCo.

The advisory fee and the administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly.

Notes to Financial Statements 737

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Annual Rate
Funds	Adviser	Administrator*
Russell U.S. Core Equity Fund	.55%	.05%
Russell U.S. Defensive Equity Fund	.55	.05
Russell U.S. Dynamic Equity Fund	.80	.05
Russell U.S. Strategic Equity Fund	.75	.05
Russell U.S. Large Cap Equity Fund	.70	.05
Russell U.S. Mid Cap Equity Fund	.80	.05
Russell U.S. Small Cap Equity Fund	.70	.05
Russell International Developed Markets Fund	.70	.05
Russell Global Equity Fund	.95	.05
Russell Emerging Markets Fund	1.15	.05
Russell Tax-Managed U.S. Large Cap Fund	.70	.05
Russell Tax-Managed U.S. Mid & Small Cap Fund	.98	.05
Russell Tax-Managed International Equity Fund	.85	.05
Russell Global Opportunistic Credit Fund	1.00	.05
Russell Strategic Bond Fund	.50	.05
Russell Investment Grade Bond Fund	.25	.05
Russell Short Duration Bond Fund	.45	.05
Russell Tax Exempt High Yield Bond Fund	.50	.05
Russell Tax Exempt Bond Fund	.30	.05
Russell Commodity Strategies Fund**	1.25	.05
Russell Global Infrastructure Fund	1.25	.05
Russell Global Real Estate Securities Fund	.80	.05
Russell Multi-Strategy Alternative Fund**	1.50	.05
Russell Multi-Strategy Income Fund	.75	.05
Russell Strategic Call Overwriting Fund	.80	.05
Select U.S. Equity Fund	.30	.05
Select International Equity Fund	.45	.05

* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund’s Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2016.

738 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Advisory	Administrative
Russell U.S. Core Equity Fund	$2,212,525	$193,962
Russell U.S. Defensive Equity Fund	2,529,126	221,754
Russell U.S. Dynamic Equity Fund	2,071,391	124,851
Russell U.S. Strategic Equity Fund	13,589,259	873,718
Russell U.S. Large Cap Equity Fund	1,316,698	90,704
Russell U.S. Mid Cap Equity Fund	708,070	42,674
Russell U.S. Small Cap Equity Fund	6,606,800	455,111
Russell International Developed Markets Fund	8,851,269	609,738
Russell Global Equity Fund	12,043,523	611,309
Russell Emerging Markets Fund	11,937,358	500,540
Russell Tax-Managed U.S. Large Cap Fund	5,610,265	386,529
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,776,934	87,441
Russell Tax-Managed International Equity Fund	1,959,262	111,169
Russell Global Opportunistic Credit Fund	8,144,884	392,788
Russell Strategic Bond Fund	14,550,876	1,403,465
Russell Investment Grade Bond Fund	1,490,216	287,480
Russell Short Duration Bond Fund	1,846,155	197,850
Russell Tax Exempt High Yield Bond Fund	665,010	64,151
Russell Tax Exempt Bond Fund	2,035,147	327,201
Russell Commodity Strategies Fund	5,079,350	197,062
Russell Global Infrastructure Fund	7,995,234	308,453
Russell Global Real Estate Securities Fund	5,694,426	343,260
Russell Multi-Strategy Alternative Fund	3,766,156	121,246
Russell Multi-Strategy Income Fund	983,606	63,250
Russell Strategic Call Overwriting Fund	329,532	19,867
Select U.S. Equity Fund	1,109,534	178,348
Select International Equity Fund	1,759,084	188,501

RIMCo has agreed to certain waivers of its advisory and administrative fees as follows:

For the Russell U.S. Strategic Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.59% of the average daily net assets of that
Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $4,367,966. There were no reimbursements for the period ended April 30, 2016.

For the Russell U.S. Large Cap Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Large Cap
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $281,376. There were no reimbursements for the period ended April 30, 2016.

For the Russell U.S. Mid Cap Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Mid Cap Equity
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other

Notes to Financial Statements 739

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $194,712. There were no reimbursements for the period ended April 30, 2016.

For the Russell Emerging Markets Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.02% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.15% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Emerging Markets
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $43,482. There were no reimbursements for the period ended April 30, 2016.

For the Russell Tax Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the
Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $26,880. There were no reimbursements for the period ended April 30, 2016.

For the Russell Tax-Managed International Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.85% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Tax-Managed International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2016 was $378,375. There were no reimbursements for the period ended April 30, 2016.

For the Russell Global Opportunistic Credit Fund, RIMCo has entered into a contractual fee waiver agreement, until February 28,
2017, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2016 was $2,638,943.

For the Russell Strategic Bond Fund, RIMCo has entered into a contractual fee waiver agreement, until February 28, 2017, that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2016 was $989,460.

For the Russell Short Duration Bond Fund, RIMCo has entered into a contractual fee waiver agreement, until February 28, 2017, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2016 was $336,411.

For the Russell Tax Exempt High Yield Bond Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.50% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the Russell Tax Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $343,999. There were no reimbursements for the period ended
April 30, 2016.

The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Fund, (the “Commodity Strategies
Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.25% and pays RFSC an administrative fee at the annual rate of
0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiaries Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RIMCo and RFSC have contractually agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Commodity Strategies Fund to RIMCo and RFSC in an amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be

740 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

terminated by RIMCo and RFSC. The total amount of the advisory waiver for the period ended April 30, 2016 was $777,778. The total amount of the administrative fee waiver for the period ended April 30, 2016 was $31,111.

For the Russell Commodity Strategies Fund, RIMCo has entered into a contractual fee waiver agreement, until February 28, 2017, that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2016 was $1,356,714.

For the Russell Global Infrastructure Fund, RIMCo has entered into a contractual fee waiver agreement, until February 28, 2017, that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2016 was $2,153,781.

The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative
Fund (the “Multi-Strategy Alternative Subsidiary”), pays RIMCo an advisory fee at the annual rate of 1.50% and pays RFSC an administrative fee at the rate of 0.05% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative
Subsidiary Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory and administrative fees paid by the Russell Multi-Strategy Alternative
Fund to RIMCo and RFSC in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. The total amount of the advisory fee waiver for the period ended April 30, 2016 was $140,733. The total amount of the administrative fee waiver for the period ended April 30, 2016 was
$4,691.

For the Russell Multi-Strategy Income Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Multi-Strategy
Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $467,383. There were no reimbursements for the period ended April 30, 2016.

For the Russell Strategic Call Overwriting Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct
Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Strategic
Call Overwriting Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $115,079.

For the Select U.S. Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its
0.30% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Select U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2016 was $193,175. There were no reimbursements for the period ended April 30, 2016.

For the Select International Equity Fund, RIMCo has contractually agreed, until February 28, 2017, to waive up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Select International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2016 was $654,557. There were no reimbursements for the period ended April 30, 2016.

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements 741

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Transfer and Dividend Disbursing Agent
RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2016 were as follows:

Amount
Russell U.S. Core Equity Fund	$640,519
Russell U.S. Defensive Equity Fund	383,568
Russell U.S. Dynamic Equity Fund	59,171
Russell U.S. Strategic Equity Fund	3,623,802
Russell U.S. Large Cap Equity Fund	376,200
Russell U.S. Mid Cap Equity Fund	177,016
Russell U.S. Small Cap Equity Fund	1,403,172
Russell International Developed Markets Fund	2,309,007
Russell Global Equity Fund	1,842,714
Russell Emerging Markets Fund	1,612,955
Russell Tax-Managed U.S. Large Cap Fund	1,602,933
Russell Tax-Managed U.S. Mid & Small Cap Fund	362,639
Russell Tax-Managed International Equity Fund	461,003
Russell Global Opportunistic Credit Fund	1,065,141
Russell Strategic Bond Fund	4,062,203
Russell Investment Grade Bond Fund	903,346
Russell Short Duration Bond Fund	671,823
Russell Tax Exempt High Yield Bond Fund	266,004
Russell Tax Exempt Bond Fund	1,356,765
Russell Commodity Strategies Fund	529,327
Russell Global Infrastructure Fund	967,093
Russell Global Real Estate Securities Fund	1,290,097
Russell Multi-Strategy Alternative Fund	483,393
Russell Multi-Strategy Income Fund	173,128
Russell Strategic Call Overwriting Fund	82,383
Select U.S. Equity Fund	20,201
Select International Equity Fund	20,673

RFSC has contractually agreed to waive, through February 29, 2017, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

742 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Funds/Classes	Waivers
Russell U.S. Strategic Equity Fund-Class A,C,E & S	.02%
Russell U.S. Small Cap Equity Fund-Class R6	.02
Russell Emerging Markets Fund-Class R6	.02
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class A	.02
Russell Tax-Managed U.S. Mid & Small Cap Fund-Class C,E & S	.05
Russell Global Opportunistic Credit Fund-Class A,C,E & S	.12
Russell Strategic Bond Fund-Class A, C, E & S	.04
Russell Strategic Bond Fund-Class R6	.02
Russell Investment Grade Bond Fund-Class R6	.02
Russell Short Duration Bond Fund-Class A,C,E & S	.12
Russell Short Duration Bond Fund-Class R6	.02
Russell Tax Exempt Bond Fund-Class A	.02
Russell Tax Exempt Bond Fund-Class C,E & S	.06
Russell Commodity Strategies Fund-Class A, C, E & S	.01
Russell Global Infrastructure Fund-Class A,C,E & S	.02
Russell Global Real Estate Securities Fund-Class R6	.02
Select U.S. Equity Fund-Class R6	.02
Select U.S. Equity Fund-Class T	.15
Select International Fund-Class R6	.02
Select International Fund-Class T	.15

For the period ended April 30, 2016, the total transfer agent fee waivers are as follows:

Amount
Russell U.S. Strategic Equity Fund	$362,380
Russell U.S. Small Cap Equity Fund	4
Russell Emerging Markets Fund	4
Russell Tax-Managed U.S. Mid & Small Cap Fund	89,281
Russell Global Opportunistic Credit Fund	631,475
Russell Strategic Bond Fund	674,361
Russell Investment Grade Bond Fund	3
Russell Short Duration Bond Fund	401,085
Russell Tax Exempt Bond Fund	403,020
Russell Commodity Strategies Fund	26,288
Russell Global Infrastructure Fund	96,007
Russell Global Real Estate Securities Fund	4
Select U.S. Equity Fund	667
Select International Equity Fund	1,661

Distributor and Shareholder Servicing
Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Notes to Financial Statements 743

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. For the period ended April 30, 2016, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Russell U.S. Core Equity Fund	$264
Russell U.S. Defensive Equity Fund	279
Russell U.S. Small Cap Equity Fund	109
Russell International Developed Markets Fund	1,465
Russell Global Equity Fund	278
Russell Emerging Markets Fund	704
Russell Tax-Managed U.S. Large Cap Fund	2,156
Russell Tax-Managed U.S. Mid & Small Cap Fund	587
Russell Global Opportunistic Credit Fund	588
Russell Strategic Bond Fund	403
Russell Investment Grade Bond Fund	362
Russell Tax Exempt Bond Fund	1,634
Russell Commodity Strategies Fund	476
Russell Global Infrastructure Fund	87
Russell Global Real Estate Securities Fund	302
Russell Multi-Strategy Alternative Fund	2

For the period ended April 30, 2016, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Russell U.S. Core Equity Fund	$8,124	$1,307
Russell U.S. Defensive Equity Fund	47,121	7,179
Russell U.S. Dynamic Equity Fund	10,748	1,505
Russell U.S. Strategic Equity Fund	1,223	218
Russell U.S. Large Cap Equity Fund	20,337	3,426
Russell U.S. Mid Cap Equity Fund	8,046	1,401
Russell U.S. Small Cap Equity Fund	5,693	1,039
Russell International Developed Markets Fund	18,776	2,437
Russell Global Equity Fund	16,733	2,666
Russell Emerging Markets Fund	10,625	1,351
Russell Tax-Managed U.S. Large Cap Fund	62,874	9,739
Russell Tax-Managed U.S. Mid & Small Cap Fund	16,756	2,755
Russell Tax-Managed International Equity Fund	11,193	2,115
Russell Global Opportunistic Credit Fund	1,518	(89)
Russell Strategic Bond Fund	18,898	3,899
Russell Investment Grade Bond Fund	2,529	525
Russell Short Duration Bond Fund	6,615	1,369
Russell Tax Exempt High Yield Bond Fund	1,596	313
Russell Tax Exempt Bond Fund	14,415	1,986
Russell Commodity Strategies Fund	9,270	1,061
Russell Global Infrastructure Fund	5,609	1,009
Russell Global Real Estate Securities Fund	14,763	2,321
Russell Multi-Strategy Alternative Fund	508	99
Russell Multi-Strategy Income Fund	22,460	3,832

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended April 30, 2016, were as follows:

		Russell U.S.	Russell U.S.	Russell U.S.
	Russell U.S. Core	Defensive Equity	Dynamic Equity	Strategic Equity	Russell U.S. Large
	Equity Fund	Fund	Fund	Fund	Cap Equity Fund
Advisory fees	$339,089	$412,111	$337,426	$1,477,414	$165,199
Administration fees	29,747	36,154	20,351	140,288	14,802
Distribution fees	33,384	33,175	6,436	14,352	2,759
Shareholder servicing fees	10,536	10,560	2,201	24,058	311
Transfer agent fees	98,580	63,740	9,342	523,336	61,300
Trustee fees	8,571	2,091	1,626	—	324

744 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

		Russell U.S.	Russell U.S.	Russell U.S.
	Russell U.S. Core	Defensive Equity	Dynamic Equity	Strategic Equity	Russell U.S. Large
	Equity Fund	Fund	Fund	Fund	Cap Equity Fund
	$519,907	$557,831	$377,382	$2,179,448	$244,695

			Russell
		International
	Russell U.S. Mid	Russell U.S. Small	Developed	Russell Global	Russell Emerging
	Cap Equity Fund	Cap Equity Fund	Markets Fund	Equity Fund	Markets Fund
Advisory fees	$79,992	$1,076,560	$1,427,391	$1,938,668	$1,956,680
Administration fees	6,877	74,207	98,391	98,465	83,922
Distribution fees	2,752	19,211	23,231	10,146	14,105
Shareholder servicing fees	577	11,361	15,715	11,157	10,807
Transfer agent fees	28,504	228,345	372,480	295,035	270,870
Trustee fees	171	3,589	13,993	5,573	8,640
	$118,873	$1,413,273	$1,951,201	$2,359,044	$2,345,024

			Russell Tax-
	Russell Tax-	Russell Tax-	Managed	Russell Global
	Managed U.S.	Managed U.S. Mid	International	Opportunistic	Russell Strategic
	Large Cap Fund	& Small Cap Fund	Equity Fund	Credit Fund	Bond Fund
Advisory fees	$981,845	$306,212	$302,788	$909,592	$2,157,520
Administration fees	67,678	15,358	20,563	64,925	223,404
Distribution fees	22,138	9,276	1,663	6,184	49,007
Shareholder servicing fees	16,415	4,092	6,509	7,738	36,039
Transfer agent fees	280,530	47,998	85,238	70,667	541,156
Trustee fees	—	—	—	—	7,762
	$1,368,606	$382,936	$416,761	$1,059,106	$3,014,888

		Russell Short	Russell Tax Exempt
	Russell Investment	Duration Bond	High Yield Bond	Russell Tax Exempt	Russell Commodity
	Grade Bond Fund	Fund	Fund	Bond Fund	Strategies Fund
Advisory fees	$239,142	$240,998	$58,907	$343,702	$456,340
Administration fees	46,157	31,598	11,060	55,282	27,406
Distribution fees	13,237	37,084	1,055	22,264	4,050
Shareholder servicing fees	8,461	15,708	3,758	17,316	3,309
Transfer agent fees	146,916	43,073	45,852	161,106	82,571
Trustee fees	2,470	2,912	533	—	3,357
	$456,383	$371,373	$121,165	$599,670	$577,033

		Russell Global Real	Russell Multi-	Russell Multi-	Russell Strategic
	Russell Global	Estate Securities	Strategy	Strategy Income	Call Overwriting
	Infrastructure Fund	Fund	Alternative Fund	Fund	Fund
Advisory fees	$957,297	$941,174	$569,167	$63,728	$32,139
Administration fees	51,323	56,766	18,309	10,693	3,272
Distribution fees	5,918	27,399	2,301	3,955	—
Shareholder servicing fees	6,199	12,387	3,379	2,303	—
Transfer agent fees	146,039	213,854	75,885	30,245	13,563
Trustee fees	3,451	2,585	4,043	1,129	—
	$1,170,227	$1,254,165	$673,084	$112,053	$48,974

	Select U.S. Equity	Select International
	Fund	Equity Fund
Advisory fees	$162,386	$213,179
Administration fees	30,159	31,406
Transfer agent fees	3,376	3,157
	$195,921	$247,742

Notes to Financial Statements 745

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”). RIS is a registered broker and investment adviser and an affiliate of RIMCo. RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each
Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIMCo manages based upon model portfolios provided by the
Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, OTC derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended April 30, 2016, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):

	Purchases	Sales
Russell Global Equity Fund	$1,280	$559
Russell Tax Exempt High Yield Bond Fund	—	1,047

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended April 30, 2016 with Underlying
Funds which are, or were, an affiliated company, are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales		(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell U.S. Core Equity Fund
Russell U.S. Cash Management Fund $	34,093	$252,184	$252,617	$	— $	—	$33,660	$45	$—

Russell U.S. Defensive Equity Fund
Russell U.S. Cash Management Fund $	66,229	$326,358	$299,005	$	— $	—	93,582	$141	$—

Russell U.S. Dynamic Equity Fund
Russell U.S. Cash Collateral Fund $	4,139	$64,173	$60,535	$	— $	—	$7,777	$45	$—
Russell U.S. Cash Management Fund	22,035	127,318	136,796		—	—	12,557	33	—
	$26,174	$191,491	$197,331	$	— $	—	$20,334	$78	$—

Russell U.S. Strategic Equity Fund
Russell U.S. Cash Management Fund $	149,149	$659,912	$746,971	$	— $	—	$62,090	$150	$—

Russell U.S. Large Cap Equity
Fund
Russell U.S. Cash Management Fund $	20,691	$100,444	$104,348	$	— $	—	$16,787	$29	$—

746 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales		(Loss)	Gain (Loss)	of Period	Distributions	Distributions

Russell U.S. Mid Cap Equity Fund
Russell U.S. Cash Collateral Fund $	3,174	$28,732	$25,140	$	— $	—	$6,766	$27	$—
Russell U.S. Cash Management Fund	7,618	56,150	52,610		—	—	11,158	10	—
	$10,792	$84,882	$77,750	$	— $	—	$17,924	$37	$—

Russell U.S. Small Cap Equity
Fund
Russell U.S. Cash Collateral Fund $	151,976	$305,717	$332,928	$	— $	—	$124,765	$1,605	$—
Russell U.S. Cash Management Fund	82,019	553,056	560,980		—	—	74,095	110	—
	$233,995	$858,773	$893,908	$	— $	—	$198,860	$1,715	$—
Russell International Developed
Markets Fund
Russell U.S. Cash Collateral Fund $	69,123	$390,557	$332,426	$	— $	—	$127,254	$599	$—
Russell U.S. Cash Management Fund	72,146	513,237	504,999		—	—	80,384	131	—
	$141,269	$903,794	$837,425	$	— $	—	$207,638	$730	$—

Russell Global Equity Fund
Russell U.S. Cash Collateral Fund $	58,265	$395,014	$366,964	$	— $	—	86,315	$664	$—
Russell U.S. Cash Management Fund	166,732	567,076	666,615		—	—	67,193	123	—
	$224,997	$962,090	$1,033,579	$	— $	—	$153,508	$787	$—

Russell Emerging Markets Fund
Russell U.S. Cash Collateral Fund $	79,491	$197,922	$225,791	$	— $	—	$51,622	$532	$—
Russell U.S. Cash Management Fund	99,452	661,726	705,184		—	—	55,994	95	—
	$178,943	$859,648	$930,975	$	— $	—	$107,616	$627	$—

Russell Tax-Managed U.S. Large
Cap Fund
Russell U.S. Cash Management Fund $	88,189	$227,643	$202,020	$	— $	—	$113,812	$196	$—

Russell Tax-Managed U.S. Mid &
Small Cap Fund
Russell U.S. Cash Collateral Fund $	21,647	$86,019	$80,564	$	— $	—	$27,102	$201	$—
Russell U.S. Cash Management Fund	21,776	64,122	58,645		—	—	27,253	47	—
	$43,423	$150,141	$139,209	$	— $	—	$54,355	$248	$—
Russell Tax-Managed
International Equity Fund
Russell U.S. Cash Management Fund $	23,471	$173,752	$174,010	$	— $	—	$23,213	$52	$—

Russell Global Opportunistic
Credit Fund
Russell U.S. Cash Management Fund $	144,929	$918,954	$969,341	$	— $	—	$94,542	$198	$—

Russell Strategic Bond Fund
Russell U.S. Cash Management Fund $	792,929	$3,265,481	$3,390,915	$	— $	—	$667,495	$1,247	$—

Russell Investment Grade Bond
Fund
Russell U.S. Cash Management Fund $	186,707	$507,446	$612,169	$	— $	—	$81,984	$219	$—

Notes to Financial Statements 747

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales		(Loss)	Gain (Loss)	of Period	Distributions	Distributions

Russell Short Duration Bond Fund
Russell U.S. Cash Management Fund $	33,027	$280,795	$282,360	$	— $	—	$31,462	$57	$—

Russell Tax Exempt High Yield
Bond Fund
Russell U.S. Cash Management Fund $	8,960	$65,275	$61,333	$	— $	—	$12,902	$17	$—

Russell Tax Exempt Bond Fund
Russell U.S. Cash Management Fund $	40,825	$223,697	$216,381	$	— $	—	$48,141	$81	$—
Russell Commodity Strategies
Fund
Russell U.S. Cash Management Fund $	705,735	$972,185	$1,018,978	$	— $	—	$658,942	$1,030	$—

Russell Global Infrastructure Fund
Russell U.S. Cash Collateral Fund $	44,280	$299,466	$299,528	$	— $	—	$44,218	$279	$—
Russell U.S. Cash Management Fund	27,950	418,460	412,091		—	—	34,319	54	—
	$72,230	$717,926	$711,619	$	— $	—	$78,537	$333	$—
Russell Global Real Estate
Securities Fund
Russell U.S. Cash Collateral Fund $	31,896	$92,333	$86,112	$	— $	—	$38,117	$48	$—
Russell U.S. Cash Management Fund	34,932	308,983	304,827		—	—	39,088	45	—
	$66,828	$401,316	$390,939	$	— $	—	$77,205	$93	$—

Russell Multi-Strategy Alternative
Fund
Russell U.S. Cash Management Fund $	155,794	$573,617	$554,384	$	— $	—	$175,027	$256	$—

Russell Multi-Strategy Income
Fund
Russell U.S. Cash Management Fund $	22,662	$98,259	$103,782	$	— $	—	$17,139	$32	$—

Russell Strategic Call Overwriting
Fund
Russell U.S. Cash Management Fund $	7,126	$8,529	$13,278	$	— $	—	$2,377	$9	$—

Select U.S. Equity Fund
Russell U.S. Cash Management Fund $	33,264	$152,851	$170,401	$	— $	—	$15,714	$40	$—

Select International Equity Fund
Russell U.S. Cash Management Fund $	2,875	$221,389	$215,789	$	— $	—	$8,475	$40	$—

Board of Trustees
The Russell Fund Complex consists of RIC, which has 41 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Fund Complex compensates each Trustee who is not an employee of RIMCo or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Fund Complex.

For the period ended April 30, 2016, the total amount of regular compensation paid to Trustees by the Funds was $710,886.

748 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

6. Federal Income Taxes
At April 30, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

					No Expiration
Funds	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Russell U.S. Defensive
Equity Fund	$1,436,741	$—	$21,987,752	$—	$—	$—	$23,424,493
Russell International
Developed Markets	—	113,721,193	51,503,855	—	—	—	165,225,048
Fund
Russell Emerging
Markets Fund
	—	—	—	—	29,576,214	—	29,576,214
Russell Tax-Managed
U.S. Large Cap Fund	—	—	—	—	4,669,760	—	4,669,760
Russell Tax-Managed
International Equity	—	—	—	—	35,981,657	1,048,728	37,030,385
Fund
Russell Global
Opportunistic Credit	—	—	—	—	21,112,294	—	21,112,294
Fund
Russell Tax Exempt
Bond Fund	187,332	—	—	525,860	—	—	713,192
Russell Multi-Strategy
Alternative Fund	—	—	—	—	57,621,833	—	57,621,833
Russell Multi-Strategy
Income Fund	—	—	—	—	666,330	—	666,330
Russell Strategic Call
Overwriting Fund	—	—	—	—	7,275,756	7,676,552	14,952,308
Select International
Equity Fund	—	—	—	—	6,503,737	1,994,752	8,498,489

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive	Russell U.S. Dynamic	Russell U.S. Strategic	Russell U.S. Large
	Equity Fund	Equity Fund	Equity Fund	Equity Fund	Cap Equity Fund
Cost of Investments	$638,187,107	$896,334,380	$506,624,089	$3,290,030,153	$321,114,477
Unrealized Appreciation	$123,144,632	$91,161,419	$43,040,385 $	341,876,548	$47,171,112
Unrealized Depreciation	(18,825,346)	(23,049,971)	(16,129,557)	(91,082,186)	(6,150,131)
Net Unrealized Appreciation (Depreciation)	$104,319,286	$68,111,448	$26,910,828	$250,794,362	$41,020,981
		Russell International
	Russell U.S. Mid Cap	Russell U.S. Small	Developed Markets	Russell Global Equity	Russell Emerging
	Equity Fund	Cap Equity Fund	Fund	Fund	Markets Fund
Cost of Investments	$175,745,180	$1,918,199,406	$2,693,985,040	$2,178,541,344	$2,256,946,019
Unrealized Appreciation	$12,576,448	$155,781,485	$483,647,867	$477,837,840	$694,307,320
Unrealized Depreciation	(6,054,968)	(63,442,390)	(575,627,528)	(94,198,334)	(828,525,368)
Net Unrealized Appreciation (Depreciation)	$6,521,480	$92,339,095	$(91,979,661)	$383,639,506	$(134,218,048)

Notes to Financial Statements 749

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

		Russell Tax-Managed		Russell Tax-Managed	Russell Global
	Russell Tax-Managed	U.S. Mid & Small Cap		International Equity	Opportunistic Credit	Russell Strategic Bond
	U.S. Large Cap Fund	Fund		Fund	Fund	Fund
Cost of Investments	$1,372,443,518	$328,979,404		$499,462,965	$1,671,536,711	$5,726,847,792
Unrealized Appreciation	$352,531,641	$91,489,885		$38,044,372	$39,922,017	$93,607,429
Unrealized Depreciation	(12,444,481)	(4,728,399)		(18,298,828)	(99,878,488)	(52,665,239)
Net Unrealized Appreciation (Depreciation)	$340,087,160	$86,761,486		$19,745,544	$(59,956,471)	$40,942,190
	Russell Investment	Russell Short Duration		Russell Tax Exempt	Russell Tax Exempt	Russell Commodity
	Grade Bond Fund	Bond Fund		High Yield Bond Fund	Bond Fund	Strategies Fund
Cost of Investments	$1,243,262,767	$801,838,620		$269,236,568	$1,329,967,298	$683,056,461
Unrealized Appreciation	$21,578,975	$4,547,858		$12,681,888	$67,306,210	$—
Unrealized Depreciation	(6,951,420)	(8,115,831)		(1,233,759)	(1,364,792)	(119,297)
Net Unrealized Appreciation (Depreciation)	$14,627,555	$(3,567,973	) $	11,448,129	$65,941,418	$(119,297)
	Russell Global	Russell Global Real		Russell Multi-Strategy	Russell Multi-Strategy	Russell Strategic Call
	Infrastructure Fund	Estate Securities Fund		Alternative Fund	Income Fund	Overwriting Fund
Cost of Investments	$1,223,781,975	$1,272,448,876		$445,410,750	$273,051,797	$56,321,285
Unrealized Appreciation	$128,297,626	$194,445,935		$6,575,852	$10,831,276	$25,356,614
Unrealized Depreciation	(19,250,776)	(18,071,297)		(5,173,336)	(14,123,471)	(1,746,558)
Net Unrealized Appreciation (Depreciation)	$109,046,850	$176,374,638		$1,402,516	$(3,292,195)	$23,610,056
	Select U.S. Equity	Select International
	Fund	Equity Fund
Cost of Investments	$756,714,889	$827,758,207
Unrealized Appreciation	$50,405,732	$42,478,671
Unrealized Depreciation	(63,006,691)	(87,983,114)
Net Unrealized Appreciation (Depreciation)	$(12,600,959)	$(45,504,443)

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2015 to October 31,
2015 and treat it as arising in the fiscal year 2016. As of October 31, 2015, Russell Tax-Managed U.S. Mid & Small Cap, Russell
Global Opportunistic Credit and Russell Commodity Strategies Funds had deferred ordinary losses of $899,849, $4,334,300 and
$6,574,817, respectively.
7. Record Ownership
As of April 30, 2016, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Russell U.S. Core Equity Fund	3	72.9
Russell U.S. Defensive Equity Fund	4	58.0
Russell U.S. Dynamic Equity Fund	3	74.1
Russell U.S. Strategic Equity Fund	2	60.6
Russell U.S. Large Cap Equity Fund	1	99.2
Russell U.S. Mid Cap Equity Fund	2	96.7
Russell U.S. Small Cap Equity Fund	3	52.7
Russell International Developed Markets Fund	4	82.1
Russell Global Equity Fund	3	49.0
Russell Emerging Markets Fund	4	64.9
Russell Tax-Managed U.S. Large Cap Fund	4	75.8
Russell Tax-Managed U.S. Mid & Small Cap Fund	3	67.1
Russell Tax-Managed International Equity Fund	4	78.7
Russell Global Opportunistic Credit Fund	2	41.3
Russell Strategic Bond Fund	3	57.0
Russell Investment Grade Bond Fund	3	65.6
Russell Short Duration Bond Fund	4	71.4
Russell Tax Exempt High Yield Bond Fund	4	79.3
Russell Tax Exempt Bond Fund	4	80.6

750 Notes to Financial Statements

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Russell Commodity Strategies Fund	2	49.0
Russell Global Infrastructure Fund	4	63.9
Russell Global Real Estate Securities Fund	3	67.5
Russell Multi-Strategy Alternative Fund	3	71.2
Russell Multi-Strategy Income Fund	2	68.3
Russell Strategic Call Overwriting Fund	1	92.7
Select U.S. Equity Fund	3	76.9
Select International Equity Fund	4	87.3

8. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

9. Unfunded Loan Commitments
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Statements of Investments. For the period ended April 30, 2016, there were no unfunded loan commitments held by the Funds.

10. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim [in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The
claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors
Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

11. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted the following items requiring additional disclosures:

Notes to Financial Statements 751

Russell Investment Company
Russell Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

On June 1, 2016, RIMCo became an indirect, wholly-owned subsidiary of Emerald Acquisition Limited. On June 2, 2016, RIMCo
changed its name to “Russell Investment Management, LLC”.

On June 2, 2016, RFSC, changed its name to “Russell Investments Fund Services, LLC”. On June 2, 2016, Russell Financial
Services, Inc. changed its name to “Russell Investments Financial Services, LLC”. June 2, 2016, Russell Implementation Services,
Inc. changed its name to “Russell Implementation Services, LLC”.

At a meeting held on May 24, 2016, the Board approved the liquidation of the Russell Multi-Strategy Alternative Fund pursuant to a plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholders of the Fund may redeem their shares prior to the liquidation date. The Plan provides for the liquidation of the Fund’s assets by July 26, 2016 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

752 Notes to Financial Statements

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Investment Company Act requires that the Board, including a majority of its members who are not considered to be “interested persons” under the Investment Company Act (the “Independent Trustees”) voting separately, approve initially for a term not to exceed two years the advisory agreement with RIMCo (the “Existing RIMCo Agreement”) and, with respect to the Funds that employ a manager-
of-managers method of investment, the portfolio management and non-discretionary investment advisory contract, as applicable, with each discretionary and non-discretionary sub-adviser (each a “Money Manager”) of the Funds (collectively, the “Existing Money
Manager Agreements,” and together with the Existing RIMCo Agreement, the “Existing RIC Agreements”) and, thereafter, to approve the continuation of each such Existing RIC Agreement on at least an annual basis, and that the terms and conditions of each Existing
RIC Agreement provide for its termination if continuation is not approved annually and upon its “assignment” within the meaning of
Section 2(a)(4) of the Investment Company Act (“assignment”).

The Board, including all of the Independent Trustees, considered and approved the Existing RIC Agreements for an initial term of two years at a meeting held in person on July 29, 2014, and shareholders of each Fund approved the Fund’s Existing RIMCo Agreement on November 3, 2014 or November 25, 2014 in connection with the change of control resulting from LSEG’s acquisition of FRC in a transaction with Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) (the “LSEG Transaction”).

In connection with the LSEG Transaction, completion of which was announced on December 3, 2014, LSEG stated that it would undertake a comprehensive review (the “Review”) of FRC’s investment management business to determine its positioning and fit with
LSEG. One part of the Review was to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities. On February 5, 2015, LSEG publicly announced that it had completed the Review, that the conclusion of the Review was to explore a sale of the FRC investment management business in its entirety, and that a sale process would commence. Following this date, LSEG solicited expressions of interest in acquiring FRC’s investment management business from potential bidders in an auction process. LSEG will retain FRC and
FRC’s index business. FRC’s index business has historically provided various services and support to RIMCo in respect of RIMCo’s
Fund-related activities. In connection with the Transaction (defined below), FRC and Russell Investments will enter into index and intellectual property license agreements which will provide Russell Investments, including RIMCo, with access to the LSEG retained intellectual property and index data used in the conduct of its asset management business, including RIMCo’s Fund-related services.

The Independent Trustees discussed with RIMCo and LSEG and monitored throughout the sale process the impact of uncertainty as to
RIMCo’s ownership on the retention of key employees and on the ability of the Funds to retain assets and attract additional assets. The
Independent Trustees requested, and RIMCo provided, weekly reports regarding Fund asset inflows and outflows and departures of key personnel. The Independent Trustees also received periodic status reports regarding the sale process from RIMCo and LSEG. Following the emergence of interested bidders, the Independent Trustees communicated their perspectives on certain of the bidders to RIMCo or
LSEG when presented with opportunities to do so. With respect to private equity firm bidders, such as TA Associates Management and
TA Associates L.P. (together, “TA Associates”), these perspectives included Board concerns as to possible negative market reaction to the perceived transitional nature of any transaction with a private equity firm and to any utilization of significant leverage to complete such a transaction. The Board received status reports on the sale process not only at its regularly scheduled quarterly meetings during the sale process but in interim telephone conference call meetings with RIMCo and/or LSEG.

In anticipation of a change of ownership of RIMCo and consequent assignment and termination of the Existing RIC Agreements as a result of the announced conclusions of the Review, the Board met in person on May 18, 2015 (the “Existing RIC Agreement Review
Meeting”) to review and discuss with RIMCo information (the “Existing RIC Agreement Financial Information”) regarding each Fund’s performance, fees, expenses, and profitability as of December 31, 2014.

During the course of a year the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIMCo, and compliance with applicable regulatory requirements. In preparation for the Existing RIC Agreement Review Meeting, the Independent
Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested, and the Board reviewed:
(1) information and reports prepared by RIMCo relating to the profitability of each Fund to RIMCo; (2) information (the “Third-
Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of certain of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds; and (3) information prepared by RIMCo (the “RIMCo Comparative Information”) comparing the performance of certain Funds and their respective

Basis for Approval of Investment Advisory Contracts 753

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds, whether identified as such in the
Third-Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds included in the Performance and Expense Universes as requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its review of the Existing RIC Agreements at the Existing RIC Agreement Review Meeting is included in the Existing RIC Agreement Financial Information.

On October 8, 2015, LSEG announced that it had entered into a stock and asset purchase agreement with FRC and Emerald Acquisition
Limited (“Emerald Acquisition”), providing for a possible sale of FRC’s investment management business (“Russell Investments”)
to Emerald Acquisition (the “Transaction”). The Transaction, if completed, would result in the assignment of the Existing RIMCo
Agreement. Because the Existing RIMCo Agreement would terminate upon its assignment, the Board was asked to consider approval of the terms and conditions of a new agreement (the “Post-Transaction RIMCo Agreement”) pursuant to which RIMCo, as an affiliate of Emerald Acquisition, would continue to serve as the investment adviser of each Fund following completion of the Transaction and thereafter to submit the Post-Transaction RIMCo Agreement to each Fund’s shareholders for approval, as required by the Investment
Company Act. Because the Existing Money Manager Agreements may be deemed to terminate upon assignment of each Fund’s Existing
RIMCo Agreement, the Board also was asked to approve new portfolio management and/or non-discretionary investment advisory contracts with each applicable Fund’s Money Managers (the “Post-Transaction Money Manager Agreements,” and together with the
Post-Transaction RIMCo Agreement, the “Post-Transaction RIC Agreements”).

Following the announcement by LSEG of the Transaction, the Independent Trustees, with the advice and assistance of Independent
Counsel, requested information to evaluate the Post-Transaction RIC Agreements. The Independent Trustees requested information relating to the nature, scope, and quality of services provided to the Funds by RIMCo and its affiliates and advised RIMCo of their willingness to rely upon the Existing RIC Agreement Financial Information in their evaluation of the Post-Transaction RIC Agreements, if and to the extent that such information, together with any information updating or supplementing such information, continued to be accurate and complete as of the date of the request. In response to this request, RIMCo provided information relating to the nature, scope, and quality of services provided to the Funds by RIMCo and its affiliates which information also included the Existing RIC
Agreement Financial Information as updated or supplemented as needed. Separately, the Independent Trustees submitted requests for information specifically regarding Emerald Acquisition and the impact of the Transaction on the interests of the Funds and their shareholders. The foregoing information and other information provided or presented by RIMCo, Emerald Acquisition, TA Associates, and Reverence Capital to the Board, including the Independent Trustees, in connection with its evaluation of the Post-Transaction RIC
Agreements, including the information referred to below, hereinafter is referred to collectively as the “Post-Transaction RIC Agreement
Information.”

On November 3, 2015, the Board met by telephone conference call to discuss preliminarily the announcement of the Transaction with representatives of FRC, RIMCo and TA Associates.

At a meeting held in person on December 7-8, 2015 (the “Post-Transaction RIC Agreement Information Meeting”), the Board, in further preparation for its evaluation of the Post-Transaction RIC Agreements, reviewed the Post-Transaction RIC Agreement Information with representatives of FRC, RIMCo, Fund management, TA Associates, and Reverence Capital, and separately in private sessions with
Independent Counsel at which no representatives of FRC, RIMCo, Fund management, TA Associates, or Reverence Capital were present. Prior to the Post-Transaction RIC Agreement Information Meeting, the Board submitted supplemental information requests, including a supplemental request for additional analyses and information regarding the financial stability of RIMCo and financial models supporting the belief of TA Associates and Reverence Capital as to RIMCo’s financial stability following completion of the
Transaction. Prior to the Post-Transaction RIC Agreement Information Meeting, the Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the Post-Transaction RIC Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel. At the Post-
Transaction RIC Agreement Information Meeting, the Board requested additional information needed to evaluate the Post-Transaction
RIC Agreements, including information regarding covenants and events of default on one or more loans financing a portion of the
Transaction purchase price (the “Term Loan Facility”) borrowed under a credit agreement (the “Credit Agreement”) and a revolving

754 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

credit facility under the Credit Agreement (the “Revolving Credit Facility” and together with the Term Loan Facility, the “Facilities”)
that could lead to a change of control of RIMCo.

The Board met in person on December 16, 2015 to consider the approval of the Post-Transaction RIC Agreements (the “Post-
Transaction RIC Agreement Evaluation Meeting,” and together with the Existing RIC Agreement Review Meeting and the Post-
Transaction RIC Agreement Information Meeting, the “Agreement Information Meetings,” or individually an “Agreement Information
Meeting”). At the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees met in person with representatives of FRC, RIMCo, and Fund management to review additional Post-Transaction RIC Agreement Information received after the Post-
Transaction RIC Agreement Information Meeting and prior to or at that meeting. Representatives of TA Associates and Reverence
Capital participated in the Post-Transaction RIC Agreement Information Meeting in person and participated in the Post-Transaction
RIC Agreement Evaluation Meeting by conference call. Presentations made by FRC, RIMCo, TA Associates, and Reverence Capital at the Agreement Information Meetings encompassed all of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (the “Other Russell Funds”). Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Meetings is included in the Post-Transaction RIC Agreement Information. Presentations made by
FRC, RIMCo, TA Associates, and Reverence Capital at the Agreement Information Meetings also are included in the Post-Transaction
RIC Agreement Information. Prior to voting at the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees
met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, Fund management, TA Associates, or Reverence Capital were present, to review additional Post-Transaction RIC Agreement Information received prior to and at the
Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction RIC Agreements reflected the Post-Transaction RIC Agreement Information and other information received by the Board during the course of the year or in prior years. The Independent Trustees’ evaluations of the Post-
Transaction RIC Agreements also reflected the knowledge and familiarity gained as Board members of the Funds and the Other Russell
Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing RIC
Agreements and services proposed to be provided to the Funds under the Post-Transaction RIC Agreements.

In evaluating the Post-Transaction RIC Agreement Information, the Board considered that each of the Funds (the “Manager-of-Managers
Funds”), other than the Russell Strategic Call Overwriting Fund, Select U.S. Equity Fund, and Select International Equity Fund (the
“RIMCo-Managed Funds”) and Funds that are structured as funds of funds (the “Funds of Funds”), employs a manager-of-managers method of investment and RIMCo’s advice that such Manager-of-Managers Funds in employing a manager-of-managers method of investment operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser, which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy.
RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the RIMCo-Managed Funds and the Funds of Funds, which are currently managed only by RIMCo. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which
RIMCo purchases and sells securities for a Manager-of-Managers Fund, or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the Existing RIMCo Agreement, and would be responsible under the Post-Transaction RIMCo Agreement, for determining, implementing, and maintaining the investment program for each Fund. Assets of each Manager-of-Managers Fund generally have been allocated among multiple Money Manager investment strategies. The Manager-of-Managers Funds may employ discretionary and/or non-discretionary Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages Manager-of-
Managers Fund assets not allocated to discretionary Money Managers, which include assets managed by RIMCo to effect a Manager-of-
Managers Fund’s investment strategies and/or to actively manage a Manager-of-Managers Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo also manages the portion of Manager-of-Managers Fund assets for which a Manager-
of-Managers Fund’s non-discretionary Money Managers provide model portfolios to RIMCo and each Manager-of-Managers Fund’s liquidity reserves. RIMCo may also manage portions of a Manager-of-Managers Fund during transitions between Money Managers.
The assets of each Fund of Funds are invested in different combinations of underlying Funds pursuant to target asset allocations set by
RIMCo. RIMCo may modify the target asset allocation for any Fund of Funds and/or the underlying Funds in which the Funds of Funds invest. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing RIMCo Agreement, and would be managed directly by RIMCo pursuant to authority provided by the Post-Transaction RIMCo Agreement.

Basis for Approval of Investment Advisory Contracts 755

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Manager-of-Managers Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any constraints placed by
RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each Manager-of-Managers
Fund, RIMCo is responsible, among other things, for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for a Manager-of-Managers Fund; and recommending annually to the Board whether portfolio management and non-discretionary investment advisory contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification, or termination of portfolio management and non-
discretionary investment advisory contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the
Manager-of-Managers Funds in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Manager-
of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Manager-of-Managers
Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Manager-of-Managers Fund.

The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures emphasize to investors
RIMCo’s role as the principal investment manager for each such Fund, rather than the investment selection role of the Funds’ Money
Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.

The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure; the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds; and the likelihood that, at the current expense ratio of each Manager-of-Managers Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in respect of the Post-Transaction RIMCo Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2. The investment performance of each Fund, RIMCo and, with respect to the Manager-of-Managers Funds, each Money Manager, including the investment performance of each Fund in absolute terms and relative to its benchmark(s) and Comparable Funds;

3. The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers for Funds that are Manager-of-Managers Funds;

4. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

5. Information provided by RIMCo as to expenses incurred by the Fund including the expenses incurred by each Fund relative to its
Comparable Funds;

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

6. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund;
and

7. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the
Fund.

In reviewing the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo at the Post-Transaction RIC Agreement Information Meeting the impact on the Funds’ operations of changes in RIMCo personnel providing investment management and other services to the Funds during the past year or expected in the future, whether as a result of the LSEG Transaction, the Review, the Transaction, or otherwise. The Board was not advised of any expected diminution in the nature, scope, or quality of the investment advisory or other services provided to the Funds from such changes.

As noted above, RIMCo, in addition to managing the investment of each Manager-of-Managers Fund’s cash, may directly manage a portion of certain Manager-of-Managers Funds (the “Participating Funds”) pursuant to the relevant Existing RIMCo Agreement and the Post-Transaction RIMCo Agreement, the actual allocation being determined from time to time by the Participating Funds’ portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to actively manage such Funds’ overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors the Participating Funds’ risk/return profiles by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Funds’ investment objectives and strategies. For U.S. equity Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, or sector). For non-U.S. equity, global infrastructure, and global real estate Funds, Fund exposures may be managed with the goal to increase or decrease exposures
(such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region). For fixed-income Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit, or mortgage exposure, country risk, yield curve positioning or interest rates). For alternative and specialty Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For all Funds,
Fund characteristics may be managed to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/
return profile for each Fund. RIMCo may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio that provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, fixed income securities, pooled investment vehicles, exchange-traded notes, REITs, short-term investments, currencies and/or derivatives, including futures, forwards, options, and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may elect to adjust the exposure obtained through the cash equitization process to manage Fund exposures.

RIMCo also may manage Fund assets directly to effect a Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves, or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Manager-of-Managers Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs.
The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services.
The Board, however, also considered the potential benefits of the Direct Management Services to Participating Funds; the limited, although increasing, amount of assets that to the date of the Agreement Information Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management Services or otherwise.

In reviewing the Funds’ Advisory Fees in light of Fund performance, the Board considered that in the Post-Transaction RIC Agreement
Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective
Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued

Basis for Approval of Investment Advisory Contracts 757

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Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Russell U.S. Dynamic Equity
Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund,
Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit
Fund, Russell Commodity Strategies Fund, Russell Global Infrastructure Fund, Russell Global Real Estate Securities Fund, Balanced
Strategy Fund, and Growth Strategy Fund each had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. The Advisory Fee for each of the other Funds ranked in the third quintile or better of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the
Expense Universe funds. The Board considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and
RIMCo’s belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and, in the case of the Manager-of-Managers Funds, management of portfolio transition costs when Money Managers are added, terminated or replaced.

RIMCo also observed that its “margins” in providing investment advisory services to the Manager-of-Managers Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Manager-of-Managers Funds’ Advisory Fees to their Money Managers.
RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

The Board further considered RIMCo’s advice at the Post-Transaction RIC Agreement Information Meeting that it intended to propose the addition of breakpoints to the Advisory Fee rates paid by the following Funds: Russell Short Duration Bond Fund, Russell Global
Real Estate Securities Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell U.S. Dynamic Equity Fund,
Russell Strategic Bond Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell
Commodity Strategies Fund, Russell Global Opportunistic Credit Fund, Russell Global Infrastructure Fund, Russell Multi-Strategy
Alternative Fund, Russell U.S. Strategic Equity Fund, Russell U.S. Large Cap Equity Fund, Russell U.S. Mid Cap Equity Fund,
Russell Multi-Strategy Income Fund, and Russell Tax-Managed International Equity Fund (together, the “Breakpoint Funds”). RIMCo advised the Board at the Post-Transaction RIC Agreement Information Meeting that the addition of such breakpoints was expected to reduce the Advisory Fees paid by Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell
Tax-Managed U.S. Large Cap Fund, and Russell U.S. Strategic Equity Fund at current asset levels. The other Breakpoint Funds’
current assets would not reach the first breakpoints.

RIMCo attributed the relative ranking of the actual Advisory Fees of the Russell U.S. Dynamic Equity Fund, Russell Global Equity
Fund, Russell Emerging Markets Fund, and Russell Global Real Estate Securities Fund to the practice among smaller Expense
Universe funds to apply expense waivers intended to improve their total expense comparisons first to investment advisory fees, making meaningful comparisons of actual advisory fees difficult. RIMCo also noted that meaningful changes to the composition of the Russell
Global Real Estate Securities Fund’s Expense Universe in the past year had adversely affected the Fund’s Expense Universe ranking.
The Board considered the impact of the proposed addition of breakpoints to the Advisory Fee rates paid by each of these Funds.

RIMCo attributed the relative ranking of the actual Advisory Fee of the Russell Tax-Managed U.S. Large Cap Fund and Russell
Tax-Managed U.S. Mid & Small Cap Fund to the fact that very few of the Russell Tax-Managed U.S. Large Cap Fund’s Expense
Universe funds, and none of the Russell Tax-Managed U.S. Mid & Small Cap Fund’s Expense Universe funds, offer the tax-managed characteristics of the Funds. At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that
RIMCo provide additional information to support the reasonableness of such Funds’ Advisory Fees or consider waiving or otherwise reducing a portion of the Advisory Fees. At the Post-Transaction RIC Agreement Information Meeting and Post-Transaction RIC
Agreement Evaluation Meeting, the Board considered RIMCo’s notice of its intent to propose the addition of breakpoints to the Advisory

758 Basis for Approval of Investment Advisory Contracts

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Fee rates paid by each of these Funds, but that the breakpoints would not immediately impact the Advisory Fee paid by the Russell
Tax-Managed U.S. Mid & Small Cap Fund. The Board further considered RIMCo’s discussion regarding the added value of each Fund’s tax-aware strategy, which had resulted in the Russell Tax-Managed U.S. Large Cap Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 1-, 3-, 5- and 10-year periods ended November 30, 2015, and the Russell Tax-Managed
U.S. Mid & Small Cap Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 3-, 5-, and 10-
year periods ended such date.

With respect to the Russell Strategic Bond Fund, Russell Short Duration Bond Fund, and Russell Global Opportunistic Credit Fund,
RIMCo noted that as part of a competitive review of the Funds’ total expense ratios, RIMCo had implemented contractual advisory fee waivers of 3.4 basis points, 3.2 basis points, and 4.4 basis points, respectively, effective March 1, 2015. The Board considered that
RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the
Fund in the future upon reaching certain asset levels.

RIMCo attributed the relative ranking of the actual Advisory Fees of the Russell Commodity Strategies Fund to changes in its Expense
Universe during the past year that adversely affected the Fund’s Expense Universe rankings. The Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s Advisory Fees. RIMCo also noted that the Russell Commodity Strategies
Fund is the only multi-manager fund in the Expense Universe and, as such, offers a unique value proposition, which justifies its relative ranking of the actual Advisory Fee. The Board also considered that, effective March 1, 2015, RIMCo had changed its voluntary
Advisory Fee waiver of 3 basis points to a contractual fee waiver, for a total contractual Advisory Fee waiver of 30 basis points. The
Board further considered that RIMCo at the Post-Transaction RIC Agreement Evaluation Meeting, after discussions that began at the Existing RIC Agreement Information Meeting, agreed to an additional contractual Advisory Fee waiver of 8 basis points effective
March 1, 2016. The Board considered that RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the Fund in the future upon reaching certain asset levels.

With respect to the Russell Global Infrastructure Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s Advisory Fees. The Board also considered that, effective March 1, 2015, RIMCo had changed its voluntary
Advisory Fee waiver of 2 basis points to a contractual fee waiver, for a total contractual advisory fee waiver of 33 basis points. The Board further considered that RIMCo at the Post-Transaction RIC Agreement Evaluation Meeting, after discussions that began at the Existing
RIC Agreement Information Meeting, agreed to an additional contractual Advisory Fee waiver of 2 basis points, effective March 1,
2016. The Board considered that RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the Fund in the future upon reaching certain asset levels.

With respect to the Balanced Strategy Fund and the Growth Strategy Fund, the Board considered that the actual Advisory Fee for each
Fund was less than 3 basis points from the third quintile of its Expense Universe.

Based upon information provided by RIMCo, the Board reviewed for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board reviewed, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years, including, especially, the period since LSEG’s announcement of the conclusion of the Review and its intention to sell the FRC investment management business. The Board considered RIMCo’s advice that the impact of its Direct Management Services was not expected to materially affect RIMCo’s economies due to the relatively small strategic allocation targets and associated costs to RIMCo of providing such services. The Board further considered RIMCo’s advice at the Post-Transaction RIC Agreement Information Meeting
and Post-Transaction RIC Agreement Evaluation Meeting that it intended to propose the addition of breakpoints to the Advisory Fee rates paid by the Breakpoint Funds and RIMCo’s rationale for determining which Funds would be Breakpoint Funds and the level of breakpoints.

The Board also considered that the fees payable to RIMCo or its affiliates by most but not all institutional clients with respect to institutional funds with investment objectives similar to those of the Funds and the Other Russell Funds are lower, and, in some cases may be substantially lower, than the rates paid by certain of the Funds and the Other Russell Funds. The Trustees received information comparing the fees payable to RIMCo by certain institutional clients and the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that

Basis for Approval of Investment Advisory Contracts 759

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

institutional clients have fewer compliance, administrative, and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, and that the process associated with the acquisition of new assets is considerably more expensive in the retail market, relative to the institutional market. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers.
Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell U.S. Dynamic
Equity Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Emerging Markets
Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity
Strategies Fund, Russell Global Infrastructure Fund, Russell Tax Exempt Bond Fund, Conservative Strategy Fund, Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. The total expenses for each of the other
Funds ranked in the third quintile or better of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of each of the aforementioned Funds, other than the Russell Tax Exempt Bond Fund,
Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy
Fund, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Expense Universe funds. The Board considered that the total expenses shown in the Third-Party Information for each of the Russell Global Opportunistic Credit Fund, Russell Short Duration Bond Fund, Russell Global Infrastructure Fund, Russell Tax
Exempt Bond Fund, Conservative Strategy Fund, and Moderate Strategy Fund were within 5 basis points or less from the third quintile of the respective Fund’s Expense Universe. The Board further considered that after taking account of contractual advisory fee waivers implemented by RIMCo as of March 1, 2015 for the Russell Global Opportunistic Credit Fund and Russell Global Infrastructure
Fund, and the additional Advisory Fee waiver to be implemented by RIMCo on March 1, 2016 for the Russell Global Infrastructure
Fund, the total expenses for the Russell Global Opportunistic Credit Fund and Russell Global Infrastructure Fund ranked in the third quintile of their respective Expense Universes, and that the total expenses of the Russell Tax Exempt Bond Fund were within 1 basis point from the third quintile of its Expense Universe. With respect to each of the other Funds with total expenses ranked in the fourth or fifth quintile of their Expense Universes, RIMCo expressed its belief that the Funds’ overall expense ratios were reasonable, notwithstanding the Third-Party Information comparisons. RIMCo provided explanations for the relative ranking of the total expense ratios for certain Funds.

With respect to the Russell U.S. Dynamic Equity Fund and Russell Emerging Markets Fund, the Board considered RIMCo’s explanation that significant changes in each Fund’s Expense Universe during the past year adversely affected the ranking of the Fund’s total expenses. The Board also considered the impact of the proposed additional Advisory Fee breakpoints on each Fund’s total expenses.
At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the fee and expense levels of the Russell Emerging Markets Fund or consider waiving or otherwise reducing a portion of the Advisory Fee. The Board considered RIMCo’s advice at the Post-Transaction RIC Agreement
Evaluation Meeting that the Russell Emerging Markets Fund maintains more exposure to so-called “frontier markets” and smaller capitalization companies, which entail more expense than other Expense Universe funds, and when ranked only against sub-advised
Comparable Funds in the Expense Universe, the Fund was 0.9 basis points from the third quintile and would be 0.3 basis points from the third quintile when reflecting the proposed addition of Advisory Fee breakpoints.

With respect to the Russell Tax-Managed U.S. Large Cap Fund, the Board considered RIMCo’s explanation that the number of
Comparable Funds in the Expense Universe had decreased during the past year, which caused the Expense Universe’s average expense ratio to drop by 2 basis points while the Fund’s total expense ratio remained relatively unchanged. At the Post-Transaction
RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the Fund’s fee and expense levels or consider waiving or otherwise reducing a portion of the Advisory Fee. RIMCo noted the expected impact of the proposed addition of Advisory Fee breakpoints on the Fund’s total expenses. The Board considered
RIMCo’s advice at the Post-Transaction RIC Agreement Evaluation Meeting that very few of the funds in the Expense Universe offered an active tax-managed or tax-aware strategy that was comparable to the Fund’s strategy. The Board further considered RIMCo’s advice regarding the added value of the Fund’s tax-aware strategy, which had resulted in the Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 1-, 3-, 5-, and 10-year periods ended November 30, 2015.

760 Basis for Approval of Investment Advisory Contracts

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Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the Russell Tax-Managed U.S. Mid & Small Cap Fund, the Board considered RIMCo’s advice that none of the funds in its Expense Universe pursued a tax-managed or tax-aware strategy comparable to the Fund’s strategy. At the Post-Transaction
RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the fee and expense levels of the Russell Tax-Managed U.S. Mid & Small Cap Fund or consider waiving or otherwise reducing a portion of the Advisory Fee.

The Board considered RIMCo’s advice at the Post-Transaction RIC Agreement Evaluation Meeting regarding the added value of the
Fund’s tax-aware strategy, which had resulted in the Fund’ after tax return ranking in the first or second quintile of its Performance
Universe for the 3-, 5-, and 10-year periods ended November 30, 2015. The Board further considered RIMCo’s advice that tax management of a mid- and small-cap fund entails more expense than a large cap fund. The Board noted that the proposed addition of an Advisory Fee breakpoint was not expected to impact the Fund’s total expenses at current asset levels.

With respect to the Russell Commodity Strategies Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s total expenses. In addition to the sensitivity and volatility of the Expense Universe to constituent changes,
RIMCo again noted that the Fund was the only multi-manager fund in its Expense Universe and offers a unique value proposition to its peers, justifying its relatively higher total expense ratio. The Board considered that, effective March 1, 2015, RIMCo had changed its voluntary Advisory Fee waiver of 3 basis points to a contractual fee waiver, for a total contractual advisory fee waiver of 30 basis points.
At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the Fund’s fee and expense levels or consider waiving or otherwise reducing a portion of the Advisory Fee. The Board considered at the Post-Transaction RIC Agreement Evaluation Meeting that RIMCo agreed to an additional contractual Advisory Fee waiver of 8 basis points, effective March 1, 2016, which was expected to bring the Fund’s total expenses into the third quintile of its Expense Universe.

With respect to the Russell Strategic Bond Fund, Russell Short Duration Bond Fund, and Russell Global Opportunistic Credit Fund, the
Board considered RIMCo’s explanation that, as part of a competitive review of the Funds’ total expense ratios, RIMCo had implemented contractual advisory fee waivers of 3.4 basis points, 3.2 basis points, and 4.4 basis points, respectively, effective March 1, 2015. With respect to the Russell Short Duration Bond Fund, the Board also considered that the waiver of an additional 3 basis points of transfer agency fees for classes A, C, E, and S, which was implemented on May 1, 2014, did not have a full year of impact on the Fund’s total expenses.

With respect to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity
Growth Strategy Fund, the Board considered RIMCo’s explanation that the total expenses for each Fund will be reduced as a result of new allocations to underlying Funds that were implemented in March and May 2015. Such reduction was expected to move the
Conservative Strategy Fund, Moderate Strategy Fund, and Equity Growth Strategy Fund into the third quintile, and the Balanced
Strategy Fund and Growth Strategy Fund to within 5.5 basis points of the third quintile, of their respective Expense Universes. RIMCo noted that the transfer agent for each of these Funds, Russell Fund Services Company (“RFSC”), had adjusted the existing transfer agency fee waivers effective March 1, 2015.

On the basis of the Post-Transaction RIC Agreement Information and other information previously received by the Board from RIMCo during the course of the current year or in prior years, or presented at or in connection with the Agreement Information Meetings by
RIMCo, the Board, in respect of each Fund, found after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds that (1) the Advisory Fee charged by
RIMCo was reasonable in light of the nature, scope, and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable
Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; (5) RIMCo’s profitability with respect to the
Fund was not excessive in light of the nature, scope, and overall quality of the investment management and other services provided by RIMCo; and (6) the Advisory Fee charged by RIMCo, with implementation of the new breakpoints in the case of the Breakpoint
Funds, appropriately reflects any economies of scale realized by such Fund in light of various factors, including the variability of Money
Manager investment advisory fees and other factors associated with the manager-of-managers structure for the Manager-of-Managers
Funds.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board, in assessing the performance of Funds with at least three years of performance history, focused upon each Fund’s performance for the 3-year period ended December 31, 2014 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Manager-of-Managers Funds, including changes in
Money Managers, and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services.

With respect to the Russell U.S. Defensive Equity Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2014 was in the fourth quintile of its Performance Universe, but that its performance for the 1- and 5-year periods ended such date was in the second and third quintiles of its Performance Universe, respectively. RIMCo noted that in 2012, the
Fund's investment strategy was changed from a quantitative investment approach to investing in defensive stocks, and, as a result, the
Fund’s benchmark was changed. RIMCo explained that the Fund’s Performance Universe includes large cap core funds that are more similar to the Fund’s previous benchmark, which outperformed the Fund’s current benchmark.

With respect to the Russell Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for each of the 3- and
5-year periods ended December 31, 2014 was ranked in the fourth quintile of its Performance Universe, but that its performance for the 1-year period ended such date was in the third quintile of its Performance Universe. RIMCo noted that the Fund had meaningfully lower exposure to lower credit quality securities than its Comparable Funds, although the Fund was still materially overweight credit risk against the benchmark. RIMCo explained that credit spreads widened as risk assets continued to rally over the 3-year period, benefiting Comparable Funds with greater exposure to credit risk. The Board considered that the Fund outperformed its benchmark for the 3- and 5-year periods.

With respect to the Russell Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2014. RIMCo advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. Additionally, several Comparable Funds in the Performance Universe seek to add excess returns relative to their benchmarks by investing in lower quality credit instruments while the Fund maintains an average credit rating of AA or better.

With respect to the Russell Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but was ranked in the third quintile of the Performance Universe for the 1-year period ended such date. The Board considered RIMCo’s explanation that the Performance
Universe includes a number of Comparable Funds that are notably different from the Fund's global infrastructure sector focus, and several Comparable Funds that are benchmarked against different infrastructure indexes, leading to persistent structural differences with respect to sector and regional exposures. RIMCo explained that the Fund’s objective is to outperform its benchmark, while adhering to benchmark-relative risk guidelines, and that RIMCo believes the Fund is performing in line with expectations. RIMCo noted that the Fund outperformed its benchmark in the 3-year period.

With respect to the Russell Multi-Strategy Alternative Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2014. The Board considered that
RIMCo attributed the underperformance relative to some Comparable Funds to differences in benchmarks, performance objectives, and the types of strategies employed. The Board considered RIMCo’s explanation that the primary goal of the Fund is to outperform its benchmark while maintaining low volatility and low correlation to global equity markets, whereas many of the Comparable Funds are benchmarked to equity or hedge fund indices. In this regard, RIMCo noted that relative to its Comparable Funds the Fund maintained significantly less exposure to U.S. equities, which rallied during the period.

With respect to the Russell Strategic Call Overwriting Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2014. The Board considered RIMCo’s explanation of the Fund’s relative underperformance for the 1-year period. Among other things, RIMCo noted that because the Fund seeks a smoother overwriting profile through overlapping and diversified option tenors, the Fund took recurring defensive positions, which capped the Fund’s performance potential during the market upswings during the period. RIMCo advised the Board that it was taking steps toward a more all-weather, all conditional market approach for the Fund to seek to enhance the Fund’s ability to outperform in various market environments.

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the Conservative Strategy Fund and Moderate Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but was ranked in the third quintile for the 1-year period ended such date. The Board considered that the Conservative Strategy Fund and Moderate
Strategy Fund outperformed their respective benchmarks for the 3-year period ended December 31, 2014. With respect to the Growth
Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance
Universe for the 3-year period ended December 31, 2014, and ranked in the fifth quintile of its Performance Universe for the 1- and
5-year periods ended such date. With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014.
The Board considered RIMCo’s explanation that the underperformance of these Funds of Funds relative to their respective peer groups was mainly due to asset allocation differences. RIMCo noted, among other things, that the Conservative Strategy Fund, Moderate
Strategy Fund, and Equity Growth Strategy Fund tend to have higher allocations to fixed income and lower allocations to equities than their respective Comparable Funds and that equities have largely outperformed fixed income on an annualized basis over the 3-year period. RIMCo also explained that each of the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund, and Equity Growth Strategy Fund tend to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, commodities, global high yield debt, emerging market debt, and hedge fund strategies), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility. RIMCo advised the Board that, within the equity positions held by the Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy Fund, the Funds have more of a global equity allocation and less U.S. bias relative to their respective Comparable Funds, and the U.S. markets outperformed international developed markets over the 3-year period ended December 31, 2014.

The Board also considered that in January 2014, the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund, and Equity Growth Strategy Fund implemented a change in strategic asset allocations, which decreased positions in core fixed income, international developed equity, and commodities, and increased positions in small cap, emerging markets, and infrastructure. According to RIMCo, these changes brought the Funds’ allocations directionally closer towards the average equity and fixed income allocations of the Comparable Funds, although the Funds continue to maintain more diversified growth asset exposure and a larger globally diversified equity allocation than their Comparable Funds.

With respect to the 2020 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but its performance was ranked in the third quintile of its Performance Universe for the 1- and 5-year periods ended such date. With respect to the 2025 Strategy Fund and the 2030 Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fourth quintile of its
Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014. With respect to the 2035 Strategy Fund, the Third-
Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31, 2014, but its performance was ranked in the fifth and fourth quintiles of its Performance Universe for the 1- and
5-year periods ended such date, respectively. With respect to the 2040 Strategy Fund and the 2050 Strategy Fund, the Third-Party
Information showed that each Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2014, and its performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended such date. With respect to the 2045 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014. With respect to the
2055 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance
Universe for the 1- and 3-year periods ended December 31, 2014.

The Board considered RIMCo’s explanation that the underperformance of the 2020 Strategy Fund, 2025 Strategy Fund, 2030 Strategy
Fund, 2035 Strategy Fund, 2040 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund, 2055 Strategy Fund and In Retirement Fund
(the “Target Date Funds”) relative to their respective peer groups over the 3-year period ended December 31, 2014 was mainly due to asset allocation differences. RIMCo explained that within the growth-oriented asset allocation, each of the Target Date Funds tends to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, and commodities), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility. The Board also considered that in August 2014, the Target Date Funds implemented changes to the glide path that dictates asset allocation between return-seeking growth assets (equity and real asset) and capital preservation assets (core fixed income) for the Funds, which is expected to bring a number of the Funds closer to the average equity and fixed income allocations of the Comparable Funds and may reduce differences in peer relative average performance going forward.

Basis for Approval of Investment Advisory Contracts 763

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Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In assessing performance, the Board reviewed each Fund’s absolute performance and performance relative to appropriate benchmarks and indices, in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board considered RIMCo’s stated investment strategy of managing the
Funds in a risk-aware manner. The Board also considered the Money Manager changes that have been made in recent periods and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered potential new strategies discussed at prior Board meetings that may be employed by RIMCo in respect of certain Funds.

At the Post-Transaction RIC Agreement Evaluation Meeting, the Board concluded that, under the circumstances, including those described below, and based on RIMCo’s performance information and reviews for each Fund and the other Post-Transaction RIC
Agreement Information, the performance of each of the Funds would be consistent with the approval of the Post-Transaction RIMCo
Agreement.

At the Agreement Information Meetings, with respect to the review of the terms of the Post-Transaction Money Manager Agreements, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money
Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and
RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate, or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements and commissions paid to any affiliated broker/dealer through which they execute trades. The Post-Transaction
RIC Agreement Information described oversight of Money Manager soft dollar arrangements. The Post-Transaction RIC Agreement
Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money
Manager soft dollar arrangements, policies, and procedures, the Money Managers’ soft dollar arrangements, policies, and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management and non-discretionary investment advisory contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each
Fund; and the fact that each Money Manager’s fee is paid by RIMCo. Based substantially upon RIMCo’s recommendations, together with the Post-Transaction RIC Agreement Information, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided.

In approving the Post-Transaction RIMCo Agreement and determining to submit it to shareholders for their approval, the Trustees, in addition to the reviews described above, conducted a review that was specifically focused on the Transaction and its impact on the interests of the Funds and their shareholders, and, in doing so, considered a variety of factors, positive and negative, deemed relevant in their business judgment, certain of which are discussed below. The discussion below is not intended to be all-inclusive.

1. Their belief that the Post-Transaction RIMCo Agreement addresses the immediate need to provide for continuation without interruption of the investment advisory and other services provided to the Funds by RIMCo and its affiliates following the completion of the Transaction.

2. RIMCo’s belief that the Transaction will address the uncertainty of its employees and Fund shareholders and potential shareholders regarding ownership of RIMCo and the continuity of services to the Funds, facilitating efforts to attract and retain qualified investment and other professionals, to retain current Fund assets, and to attract new Fund assets. The Board noted, however, that the involvement of TA Associates and Reverence Capital and the investments made indirectly by the limited partners of certain private equity funds affiliated with TA Associates (“TA Funds”) and certain private equity funds affiliated with Reverence Capital (the “Reverence Capital
Funds”) will not be viewed as permanent by employees, Fund shareholders, and potential Fund shareholders; therefore the Transaction might not resolve these uncertainties. When TA Associates and Reverence Capital determine to end their involvement in RIMCo and

764 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

to exit the investments made by alternative investment vehicles created by or from the TA Funds (the “TA Alternative Investment
Vehicles”) and by alternative investment vehicles (the “Reverence Capital Entities”), respectively, subsequent to the Transaction, the manner in which such an exit would be accomplished and the consequences to RIMCo and the Funds are not determinable at this time.
In the event of such a determination and exit, the Board will consider what actions, if any, are available, necessary, appropriate, and in the best interests of the Funds and their shareholders under the circumstances.

3. The reputations of TA Associates and Reverence Capital and their records of acquiring investments in investment management companies, as well as their having advised the Board that there is no established timetable for their exits from the RIMCo investments made by the TA Alternative Investment Vehicles or Reverence Capital Entities at this time. Information presented to the Board by TA
Associates and Reverence Capital at the Post-Transaction RIC Agreement Evaluation Meeting showed that past investments by TA
Associates in investment management companies historically have extended for three to ten years. In the case of RIMCo, it was noted
by TA Associates and Reverence Capital that the duration of the investments made by the TA Alternative Investment Vehicles and the Reverence Capital Entities, respectively, could be shorter or longer than the historical duration of its investments in investment management companies. The impact of such exit on RIMCo’s operations and financial condition is not determinable at this time, although an exit likely would result in a change of control of RIMCo.

4. Assurances from TA Associates and Reverence Capital that RIMCo will continue to be part of Russell Investments and that Russell
Investments will continue to operate as a separate organization under its own governance structure. TA Associates and Reverence
Capital advised the Board that they did not envision involvement in RIMCo’s day-to-day operations, but that each organization will have representation on the board of directors of a direct or indirect corporate parent company of RIMCo (the “Russell Investments Board”).
Through their representatives, TA Associates and Reverence Capital will be actively involved in the governance and growth strategy of RIMCo, will recruit additional members for the Russell Investments Board with meaningful leadership and managerial experience in investment management, and intend to bring strategic relationships to bear in support of driving the growth of RIMCo’s business.

5. The current intention of TA Associates and Reverence Capital to retain RIMCo’s existing management team and other key professionals. Please see the final paragraph of this section for additional information regarding this factor.

6. The intention of TA Associates and Reverence Capital to finance a substantial portion of the Transaction purchase price by debt guaranteed by Emerald Acquisition and certain subsidiaries (including RIMCo) of FRC (“Transferred Subsidiaries”) (Emerald
Acquisition and certain Transferred Subsidiaries, including RIMCo, collectively, the “Guarantors”), with the possibility of a future change of control of RIMCo upon the occurrence of certain conditions or events of default under the final terms and conditions of the Term Loan Facility and the Revolving Credit Facility (which had not been negotiated or finalized). The Board noted that RIMCo,
TA Associates, and Reverence Capital each anticipates, based on historical operating profits of the Transferred Subsidiaries, that cash flows from the Transferred Subsidiaries will be adequate to service all debt with appropriate cushions with no diminution in the nature, scope, or quality of services provided to the Funds by RIMCo and its affiliates, as supported by analyses and five-year projections prepared by and provided to the Board by TA Associates and Reverence Capital. The Board noted that TA Associates and Reverence Capital advised the Board that the capital structure of RIMCo, giving effect to its debt service obligations, would be appropriately balanced and that the most recent balance sheet and statement of income of RIMCo would not be changed significantly by the Transaction. The Board particularly noted that TA Associates and Reverence Capital advised the Board that each has used leverage effectively in prior transactions with asset managers with mutual fund complexes as part of a balanced structure and that a
TA Fund and a Reverence Capital Fund (and, indirectly, their limited partners) have guaranteed Emerald Acquisition’s obligation to pay U.S. $150 million of the purchase price to FRC in four annual installments commencing on December 31, 2017 (the “Holdback”)
and, therefore, have an additional financial interest in the success of the Transaction until the Holdback is paid to FRC. TA Associates and Reverence Capital informed the Board that Emerald Acquisition (which is, and it is expected that the terms of the Facilities will require it to remain, a passive holding company with no operations) is prepared to support the business of RIMCo through reinvestment of cash flow and additional capital investments, if and as appropriate, but made no commitments and may be financially constrained in its ability to do so.

7. Statements from TA Associates and Reverence Capital that there should be no pressure to and there are no current plans to make changes with respect to current Advisory Fees, expense limitations, and distribution arrangements or in the nature, scope, or quality of services provided to the Funds by RIMCo and its affiliates.

8. The strong support expressed by the current senior management team at RIMCo for the Transaction.

Basis for Approval of Investment Advisory Contracts 765

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

9. The commitment of FRC to bear all expenses incurred by the Funds in connection with the Transaction, including all costs associated with the proxy solicitation.

10. Statements from TA Associates and Reverence Capital that there is no intention to change any of the Funds’ affiliated or third-
party service providers in connection with the Transaction, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from LSEG to
Emerald Acquisition through one or more direct or indirect wholly-owned subsidiaries (the “Owners”).

11. The Board was informed that the Transaction will result in employees of Russell Investments owning a larger financial interest, indirectly, in RIMCo than they currently own, which may align their long-term interests with the interests of RIMCo and should help
RIMCo retain key management and investment personnel, an important factor in assessing the stability of RIMCo following completion of the Transaction.

12. Information concerning the impact of the separation of FRC’s index business from FRC’s investment management business and assurances from RIMCo that following the Transaction it will continue to have access to the intellectual property and index data and related services that have been provided by FRC’s index business through license agreements that are satisfactory to RIMCo and will not involve any cost or expense to the Funds;

13. The Existing RIMCo Agreement was approved by each Fund’s shareholders in November 2014. The terms and conditions of the
Post-Transaction RIC Agreements are substantially the same as those of the recently approved Existing RIC Agreements, which will terminate automatically upon completion of the Transaction, and the Post-Transaction RIC Agreements will not increase any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, economies of scale, or other fees or benefits received by RIMCo and its affiliates as a result of their relationships with the Fund.

14. There will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight.

15. Assurances from RIMCo and Emerald Acquisition that no “unfair burden” has been imposed on the Funds within the meaning of
Section 15(f) of the Investment Company Act by the LSEG Transaction or the Transaction, taken singly or together, and that for a period of two years following the effective date of the Transaction, they will use reasonable best efforts not to engage in activities that would impose an unfair burden on the Funds;

16. The Trustees’ belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in underlying Manager-of-Managers Funds).

17. Statements from TA Associates and Reverence Capital that they will not require or seek any changes to the manager-of-managers structure employed by RIMCo in the case of the Manager-of-Managers Funds and employed by the Funds of Funds through their investments in the Manager-of-Managers Funds or changes to the current Money Managers to the Manager-of-Managers Funds other than in the ordinary course of business.

18. The demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that at the current expense ratio of each Manager-of-Managers Fund, there likely would be no acceptable alternative investment managers to replace
RIMCo following termination of the Existing RIMCo Agreement on comparable terms given the need to continue the manager-of-
managers strategy selected by Fund shareholders in purchasing their shares of Manager-of-Managers Funds or Funds of Funds that indirectly employ a manager-of-managers structure through their investments in underlying Manager-of-Managers Funds.

19. RIMCo is a joint and several Guarantor of the Facilities and certain of the Equity Interests, including the RIMCo Equity Interest, will be pledged as loan collateral (the “Loan Collateral”). If ownership of the Loan Collateral changes as a result of certain third-party financial institutions’ (the “Lenders”) exercise of their rights in connection with the Facilities and the Post-Transaction RIC Agreements automatically terminate upon the change of control of RIMCo, there may be no acceptable alternative investment managers with special expertise to continue the manager-of-managers structure selected by shareholders of the Manager-of-Managers Funds on comparable terms and conditions. In such event, the Board will consider what actions, if any, are available, necessary, appropriate, and in the best

766 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

interests of the Funds and their shareholders under the circumstances, which may include approving a temporary interim advisory agreement with RIMCo in accordance with Rule 15a-4 under the Investment Company Act that would allow RIMCo to continue to serve as investment manager for a maximum period of 150 days.

20. The belief that in the event that the Post-Transaction RIC Agreements were not approved by the Board or the Transaction is not completed, LSEG would explore alternative options to sell or dispose of FRC’s investment management business based on the conclusion of the Review and the Board’s concern that a transaction other than the Transaction might not be available, or if available, could entail terms, conditions, and consequences more unfavorable to the Funds than the Transaction. The Board also considered RIMCo’s belief that in the event of a determination by the Board not to approve the Post-Transaction RIC Agreements continued uncertainty regarding
RIMCo’s ownership could adversely affect the ability of RIMCo to attract and retain key personnel and the abilities of the Funds to retain their current assets and to attract additional assets during the period in which LSEG pursued an alternative transaction.

In evaluating the Post-Transaction RIC Agreements, the Board considered various risks associated with the Transaction or if the
Transaction is not completed, including the possibility that a change of control terminating the Post-Transaction RIC Agreements may occur at any time after the Transaction in the event of, among others things, (1) a default under the Facilities by the certain direct or indirect subsidiaries of Emerald Acquisition (the “Borrowers”) and the Guarantors, including RIMCo, or (2) exits from the investments made by the TA Alternative Investment Vehicles and/or the Reverence Capital Entities. Moreover, the Board considered that, although
TA Associates and Reverence Capital believe, based on the historical operating profits of RIMCo and the other Transferred Subsidiaries, that the “free” cash flows of RIMCo and the other Transferred Subsidiaries will be sufficient for the Borrowers and the Guarantors to meet their debt service obligations under the Facilities with no diminution in the nature, scope, or quality of services provided to the
Funds, the operating profits of RIMCo and the other Transferred Subsidiaries may be adversely affected by various factors, including general economic, market and business conditions and developments specific to the business activities and operations of RIMCo and the other Transferred Subsidiaries. Therefore, there is no assurance that the historical operating profits of RIMCo and the other Transferred
Subsidiaries will be sustained following completion of the Transaction at levels sufficient for the Borrowers and the Guarantors to meet their obligations in respect of the Facilities and to do so without diminution in the nature, scope and quality of services provided by
RIMCo and its affiliates to the Funds. Consequently, the Board identified as the principal factor in determining whether to approve the
Post-Transaction RIC Agreements the immediate need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing RIC Agreements upon completion of the Transaction.
The Board also noted LSEG’s stated intention to dispose of its interests in FRC’s investment management business and the uncertainty that if the Board did not approve the Post-Transaction RIC Agreements, or the Transaction is not completed, another transaction could be arranged by LSEG, or if arranged, could entail terms and conditions more unfavorable than the Transaction. No other factors or single factor reviewed by the Board was identified as a principal factor in determining whether or not to approve the Post-Transaction
RIC Agreements and each Board member may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund.

Following the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees were advised of two changes in RIMCo’s management, including a change in the Funds’ leadership. On January 13, 2016, RIMCo publicly announced that Vernon Barback had been appointed President of Russell Investments. With respect to the management change affecting the Funds’ leadership, RIMCo publicly announced on February 9, 2016 that Sandra Cavanaugh, Chief Executive Officer of the Funds and a member of the Funds’
Board, would retire at the end of June 2016. The Independent Trustees were not aware of, and therefore did not consider, these changes in their evaluation of the Post-Transaction RIMCo Agreement. On January 14, 2016, the Independent Trustees of the Funds met by
conference call with members of RIMCo’s executive management and received information regarding these changes. On January 18,
2016, the Independent Trustees met privately by conference call with Independent Counsel to discuss the management changes, and following that meeting, the Independent Trustees submitted a list of questions regarding the management changes and their impact on the Funds. The Board again met with representatives of RIMCo’s executive management by conference call on January 28, 2016 to review responses to its questions. Following this review, the Independent Trustees continued the conference call meeting, after excusing RIMCo’s representatives, to discuss in executive session with their Independent Counsel the foregoing changes in RIMCo management. Following discussion, the Independent Trustees determined that, while the changes, particularly with respect to Ms.
Cavanaugh, would have been relevant to its evaluation of the Post-Transaction RIMCo Agreement, they would not have affected the decision to approve the Post-Transaction RIMCo Agreement.

Subsequent to the Post-Transaction RIC Agreement Evaluation Meeting, the Board received the following proposals from RIMCo: (i) at a meeting held on December 17, 2015, to effect Money Manager changes for the Russell U.S. Large Cap Equity Fund and Russell Tax-

Basis for Approval of Investment Advisory Contracts 767

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Russell Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Managed International Equity Fund; and (ii) at a meeting held on March 1, 2016, to effect Money Manager changes for the Russell U.S
Strategic Equity Fund, Russell U.S. Small Cap Equity Fund, Russell Tax-Managed U.S. Mid & Small Cap Equity Fund, Russell Global
Opportunistic Credit Fund and Russell Multi-Strategy Income Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the
Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at a meeting held in person on July 29, 2014 and the Post-Transaction RIC Agreement Evaluation Meeting
as to the reasonableness of the aggregate Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the
Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’
investment advisory fees are paid by RIMCo.

768 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — April 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russellinvestments.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and
Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 769

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2016
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies;
Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC and RIF	50	Trustee, Russell
Born May 10, 1954	Executive Officer	is chosen and	• Chairman of the Board, Co-President		Exchange
1301 Second Avenue,	since 2010	qualified by	and CEO, Russell Financial Services,		Traded Funds
18th Floor, Seattle, WA	Trustee since 2010	Trustees	Inc. (“RFS”)		Trust
98101		Appointed until	• Chairman of the Board, President
		successor is	and CEO, Russell Fund Services
		duly elected and	Company (“RFSC”)
		qualified	• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

* Each Trustee is subject to mandatory retirement at age 75.
# Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore classified as an Interested Trustee. Russell Investments announced on February 9, 2016 that Ms. Cavanaugh has decided to retire at the end of June 2016. She will continue to lead the U.S. retail business and help with a smooth transition as Russell Investments selects and names a successor. In addition, Ms. Cavanaugh will be available as necessary in a consulting capacity for as long as the rest of 2016 to assist with the leadership transition. Once Ms. Cavanaugh retires or her successor has been appointed and assumed his or her responsibilities, Ms. Cavanaugh may resign as a trustee of the Trust. This leadership change is not expected to have an adverse impact on any of the Funds.

770 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 771

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

772 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	Until October
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.		Exchange
98101		Appointed until	(investment company)		Traded Funds
		successor is			Trust
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 773

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	50	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

774 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIMCo	50	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

*Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC and RIF
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 775

Russell Investment Company
Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS (continued)
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101

* Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore classified as an Interested Trustee. Russell Investments announced on February 9, 2016 that Ms. Cavanaugh has decided to retire at the end of June 2016. She will continue to lead the U.S. retail business and help with a smooth transition as Russell Investments selects and names a successor. In addition, Ms. Cavanaugh will be available as necessary in a consulting capacity for as long as the rest of 2016 to assist with the leadership transition. Once Ms. Cavanaugh retires or her successor has been appointed and assumed his or her responsibilities, Ms. Cavanaugh may resign as a trustee of the Trust. This leadership change is not expected to have an adverse impact on any of the Funds.

776 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
Russell Funds

Adviser, Money Managers and Service Providers — April 30, 2016 (Unaudited)

Interested Trustee	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Sandra Cavanaugh	Pzena Investment Management, LLC, New York, NY
Independent Trustees	Suffolk Capital Management, LLC, New York, NY
Thaddas L. Alston	Russell U.S. Strategic Equity Fund
Kristianne Blake	AJO, LP, Philadelphia, PA
Cheryl Burgermeister	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Daniel P. Connealy	Brandywine Global Investment Management, LLC,
Katherine W. Krysty	Philadelphia, PA
Raymond P. Tennison, Jr.	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Jack R. Thompson	PanAgora Asset Management Inc, Boston, MA
Trustee Emeritus	Suffolk Capital Management, LLC, New York, NY
George F. Russell, Jr.	William Blair Management, LLC, Chicago, IL
Officers	Russell U.S. Large Cap Equity Fund
Ceredex Value Advisors LLC, Orlando, FL
Sandra Cavanaugh, President and Chief Executive Officer	Columbus Circle Investors, Stamford, CT
Cheryl Wichers, Chief Compliance Officer	Jacobs Levy Equity Management Inc., Florham Park, NJ
Jeffrey T. Hussey, Chief Investment Officer	Sustainable Growth Advisers, LP, Stamford, CT
Mark E. Swanson, Treasurer and Chief Accounting Officer	TCW Asset Management Co., Los Angeles, CA
Mary Beth R. Albaneze, Secretary
Adviser	Russell U.S. Mid Cap Equity Fund
Ceredex Value Advisors LLC, Orlando, FL
Russell Investment Management Company	Elk Creek Partners, LLC, Denver, CO
1301 Second Avenue	Jacobs Levy Equity Management Inc., Florham Park, NJ
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing	Russell U.S. Small Cap Equity Fund
Ancora Advisors LLC, Mayfield Heights, OH
Agent	Cardinal Capital Management, L.L.C., Greenwich, CT
Russell Fund Services Company	Copeland Capital Management, LLC, Conshohocken, PA
1301 Second Avenue	DePrince, Race & Zollo, Inc., Winter Park, FL
Seattle, WA 98101	EAM Investors, LLC, Cardiff by the Sea, CA
Custodian	Falcon Point Capital, LLC, San Francisco, CA
State Street Bank and Trust Company	Jacobs Levy Equity Management Inc., Florham Park, NJ
1 Heritage Drive	PENN Capital Management Co., Inc., Philadelphia, PA
North Quincy, MA 02171	Robeco Investments Management, Inc., New York, NY
Office of Shareholder Inquiries	Timpani Capital Management, LLC, Milwaukee, WI
1301 Second Avenue	Russell International Developed Markets Fund
Seattle, WA 98101	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
(800) 787-7354	MFS Institutional Advisors Inc., Boston, MA
Legal Counsel	Numeric Investors LLC, Boston, MA
Dechert LLP	Pzena Investment Management, LLC, New York, NY
One International Place, 40th Floor	Wellington Management Company, LLP, Boston, MA
100 Oliver Street	Russell Global Equity Fund
Boston, MA 02110	Harris Associates L.P., Chicago, IL
Distributor	MFS Institutional Advisors Inc., Boston, MA
Russell Financial Services, Inc.	Polaris Capital Management, LLC, Boston, MA
1301 Second Avenue	Sanders Capital, LLC, New York, NY
Seattle, WA 98101	Wellington Management Company, LLP, Boston, MA
Money Managers	Russell Emerging Markets Fund
AllianceBernstein L.P., New York, NY
Russell U.S. Core Equity Fund	Consillium Investment Management, LLC, Fort Lauderdale,
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	FL
Brandywine Global Investment Management, LLC,	Delaware Management Company, a Series of Delaware
Philadelphia, PA	Management Business Trust, Philadelphia, PA
Columbus Circle Investors, Stamford, CT	Harding Loevner LP, Bridgewater, NJ
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Numeric Investors LLC, Boston, MA
Suffolk Capital Management, LLC, New York, NY	Oaktree Capital Management, L.P., Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT	Westwood Management Corporation, Dallas, TX
Russell U.S. Defensive Equity Fund	Russell Tax-Managed U.S. Large Cap Fund
Coho Partners, Ltd., Berwyn, PA	Armstrong Shaw Associates Inc., New Canaan, CT
J.P. Morgan Investment Management Inc., New York, NY	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Jacobs Levy Equity Management, Inc., Florham Park, NJ	J.P. Morgan Investment Management Inc., New York, NY
PanAgora Asset Management Inc, Boston, MA	MarVista Investment Partners LLC, Los Angeles, CA
Russell U.S. Dynamic Equity Fund	Sustainable Growth Advisers, LP, Stamford, CT
AJO, LP, Philadelphia, PA

Adviser, Money Managers and Service Providers 777

Russell Investment Company
Russell Funds

Adviser, Money Managers and Service Providers — April 30, 2016 (Unaudited)

Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Tax Exempt Bond Fund
Chartwell Investment Partners, Berwyn, PA	AllianceBernstein L.P., New York, NY
Luther King Capital Management Corporation, Fort Worth,	MacKay Shields LLC, New York, NY
TX	Russell Commodity Strategies Fund
Netols Asset Management Inc., Mequon, WI	CoreCommodity Management, LLC, Stamford, CT
Snow Capital Management L.P., Sewickley, PA	Credit Suisse Asset Management, LLC, New York, NY
Summit Creek Advisors LLC, Minneapolis, MN	Goldman Sachs Asset Management, New York, NY
Russell Tax-Managed International Equity Fund	Russell Global Infrastructure Fund
AllianceBernstein L.P., New York, NY	Cohen & Steers Capital Management, Inc., New York, NY
Delaware Investment Fund Advisers, a Series of Delaware	Colonial First State Asset Management (Australia) Limited,
Management Business Trust, Philadelphia, PA	Sydney, Australia
Fiera Capital, Inc., New York, NY	Lazard Asset Management LLC, New York, NY
Janus Capital Management LLC, Denver, CO	Nuveen Asset Management, LLC, Chicago, IL
Pzena Investment Management, LLC, New York, NY
RWC Asset Advisors (US) LLC, London, United Kingdom	Russell Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY
Russell Global Opportunistic Credit Fund	INVESCO Advisers, Inc. which acts as a money manager
Axiom Alternative Investments, London, United Kingdom	to the Fund through its INVESCO Real Estate Division,
DDJ Capital Management LLC, Waltham, MA	Dallas, TX
Dupont Capital Management Corporation, Wilmington, DE	Morgan Stanley Investment Management Inc., New York, NY
Lazard Asset Management LLC, New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA	Russell Multi-Strategy Alternative Fund
THL Credit Advisors, LLC, Boston, MA	AQR Capital Management, LLC, Greenwich, CT
Brigade Capital Management, LLC, New York, NY
Russell Strategic Bond Fund	DCI, LLC, San Francisco, CA
Brookfield Investment Management Inc., New York, NY	Omega Advisors, Inc., New York, NY
Colchester Global Investors Limited, London, United	Pacific Investment Management Company LLC, Newport
Kingdom	Beach, CA
Logan Circle Partners, L.P., Philadelphia, PA	Passport Capital, LLC, San Francisco, CA
Macro Currency Group — an investment group within	TCW/Scoggin LLC, Los Angeles, CA
Principal Global Investors LLC, Des Moines, IA*	The Cambridge Strategy (Asset Mgmt) Limited, London,
Metropolitan West Asset Management, LLC, Los Angeles, CA	United Kingdom
Scout Investments, Inc, Kansas City, MO
Wellington Management Company, LLP, Boston, MA	Russell Multi-Strategy Income Fund
Cohen & Steers Capital Management, Inc., New York, NY
Russell Investment Grade Bond Fund	DDJ Capital Management LLC, Waltham, MA
Logan Circle Partners, L.P., Philadelphia, PA	Epoch Investment Partners, Inc., New York, NY
Loomis, Sayles & Company, L.P., Boston, MA	Janus Capital Management LLC, Denver, CO
Macro Currency Group — an investment group within	Kopernik Global Investors, LLC, Tampa, FL
Principal Global Investors LLC, Des Moines, IA*	Lazard Asset Management LLC, New York, NY
Metropolitan West Asset Management, LLC, Los Angeles, CA	Loomis, Sayles & Company, L.P., Boston, MA
Neuberger Berman Fixed Income LLC, Chicago, IL	THL Credit Advisors, LLC, Boston, MA
Russell Short Duration Bond Fund	*Principal Global Investors LLC is the asset management arm of the Principal
Logan Circle Partners, L.P., Philadelphia, PA	Financial Group® (The Principal®), which includes various member com-
Scout Investments, Inc, Kansas City, MO	panies including Principal Global Investors, LLC, Principal Global Investors
THL Credit Advisors, LLC, Boston, MA	(Europe) Limited, and others. The Macro Currency Group is the specialist cur-
Russell Tax Exempt High Yield Bond Fund	rency investment group within Principal Global Investors. Where used herein,
Goldman Sachs Asset Management, New York, NY	Macro Currency Group means Principal Global Investors, LLC.
MacKay Shields LLC, New York, NY
Note: Select U.S. Equity, Select International Equity and Russell Strategic Call
Overwriting Funds are directly managed by RIMCo.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

778 Adviser, Money Managers and Service Providers

Russell Investment
Company

Russell Investment Company is a
series investment company with
41 different investment portfolios
referred to as Funds. These
financial statements report on 14
of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2016 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments is a trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution and/or			Performance (5%
service fees; and other Fund expenses. The example is intended		Actual	return before
to help you understand your ongoing costs (in dollars) of investing	Class A	Performance	expenses)
Beginning Account Value
in the Fund and to compare these costs with the ongoing costs of	November 1, 2015	$1,000.00	$1,000.00
investing in other mutual funds. The Example is based on an	Ending Account Value
investment of $1,000 invested at the beginning of the period and	April 30, 2016	$1,015.20	$1,022.13
held for the entire period indicated, which for this Fund is from	Expenses Paid During Period*	$2.76	$2.77

November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,011.50	$1,018.40
	Expenses Paid During Period*	$6.50	$6.52
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypo account values and expenses may not be			Performance (5%
used to estimate the actual ending account balance or expenses		Actual	return before
you paid for the period. You may use this info to compare the	Class E	Performance	expenses)
ongoing costs of investing in the Fund and other funds. To do so,	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
compare this 5% hypothetical example with the 5% hypothetical	Ending Account Value
examples that appear in the shareholder reports of other funds.	April 30, 2016	$1,015.20	$1,022.13
	Expenses Paid During Period*	$2.76	$2.77

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,017.10	$1,024.02
Expenses Paid During Period*	$0.85	$0.86

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,016.10	$1,022.77
Expenses Paid During Period*	$2.11	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,014.30	$1,021.53
Expenses Paid During Period*	$3.36	$3.37

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,016.40	$1,023.37
Expenses Paid During Period*	$1.50	$1.51

* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.6%
Alternative - 7.9%
Russell Global Infrastructure Fund Class Y	1,317,379		15,163
Russell Global Real Estate Securities Fund Class Y	407,850		15,005
			30,168

Domestic Equities - 4.9%
Russell U.S. Defensive Equity Fund Class Y	115,940		5,620
Russell U.S. Dynamic Equity Fund Class Y	591,386		5,583
Select U.S. Equity Fund Class Y	706,854		7,471
			18,674

Fixed Income - 57.9%
Russell Global Opportunistic Credit Fund Class Y	810,832		7,581
Russell Investment Grade Bond Fund Class Y	1,713,244		37,897
Russell Short Duration Bond Fund Class Y	4,546,172		87,150
Russell Strategic Bond Fund Class Y	8,001,338		87,214
			219,842

International Equities - 4.0%
Russell Emerging Markets Fund Class Y	501,337		7,535
Select International Equity Fund Class Y	876,562		7,486
			15,021

Specialty - 22.9%
Russell Multi-Strategy Income Fund Class Y	9,164,954		87,159

Total Investments in Russell Affiliated Mutual Funds
(cost $356,936)			370,864

Short-Term Investments - 2.1%
Russell U.S. Cash Management Fund	8,153,348	(8)	8,153
Total Short-Term Investments
(cost $8,153)			8,153

Total Investments 99.7%
(identified cost $365,089)			379,017

Other Assets and Liabilities, Net - 0.3%			1,137
Net Assets - 100.0%			380,154

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	3	USD	342	06/16	10
S&P 500 E-Mini Index Futures	47	USD	4,839	06/16	118
S&P Mid 400 E-Mini Index Futures	4	USD	583	06/16	32
Short Positions
MSCI EAFE Mini Index Futures	40	USD	3,324	06/16	(95)
MSCI Emerging Markets Mini Index Futures	20	USD	839	06/16	(43)
Russell 1000 Mini Index Futures	3	USD	342	06/16	(10)
Russell 2000 Mini Index Futures	5	USD	564	06/16	(28)
S&P 500 E-Mini Index Futures	50	USD	5,147	06/16	(140)
S&P Mid 400 E-Mini Index Futures	3	USD	437	06/16	(19)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(175)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended April 30, 2016 were as follows:
		Number of		Premiums
			Contracts	Received
Outstanding October 31, 2015			—	$—
Opened			4,850	312
Closed			(4,850)	(312)
Expired			—	—
Outstanding April 30, 2016			—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	326	AUD	428	05/10/16	(1)
Bank of Montreal	USD	452	CAD	566	05/10/16	(1)
Bank of Montreal	USD	444	CHF	427	05/10/16	2
Bank of Montreal	USD	1,685	EUR	1,477	05/10/16	6
Bank of Montreal	USD	936	GBP	641	05/10/16	—
Bank of Montreal	USD	133	HKD	1,032	05/10/16	—
Bank of Montreal	USD	1,079	JPY	115,582	05/10/16	8
Bank of Montreal	USD	174	SEK	1,399	05/10/16	—
Bank of Montreal	USD	65	SGD	88	05/10/16	—
Bank of Montreal	AUD	443	USD	340	05/10/16	3
Bank of Montreal	AUD	428	USD	326	06/07/16	1
Bank of Montreal	CAD	571	USD	441	05/10/16	(14)
Bank of Montreal	CAD	566	USD	452	06/07/16	1
Bank of Montreal	CHF	454	USD	474	05/10/16	—
Bank of Montreal	CHF	427	USD	444	06/07/16	(2)
Bank of Montreal	EUR	1,516	USD	1,728	05/10/16	(8)
Bank of Montreal	EUR	1,477	USD	1,686	06/07/16	(6)
Bank of Montreal	GBP	661	USD	949	05/10/16	(16)
Bank of Montreal	GBP	641	USD	936	06/07/16	—
Bank of Montreal	HKD	1,014	USD	131	05/10/16	—
Bank of Montreal	HKD	1,032	USD	133	06/07/16	—
Bank of Montreal	JPY	118,161	USD	1,053	05/10/16	(59)

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	JPY	115,582	USD	1,079	06/07/16	(8)
Bank of Montreal	SEK	1,476	USD	182	05/10/16	(1)
Bank of Montreal	SEK	1,399	USD	174	06/07/16	—
Bank of Montreal	SGD	85	USD	63	05/10/16	—
Bank of Montreal	SGD	88	USD	65	06/07/16	—
BNP Paribas	USD	326	AUD	428	05/10/16	(1)
BNP Paribas	USD	452	CAD	566	05/10/16	(1)
BNP Paribas	USD	443	CHF	427	05/10/16	2
BNP Paribas	USD	1,683	EUR	1,477	05/10/16	8
BNP Paribas	USD	937	GBP	641	05/10/16	(1)
BNP Paribas	USD	133	HKD	1,032	05/10/16	—
BNP Paribas	USD	1,079	JPY	115,582	05/10/16	7
BNP Paribas	USD	174	SEK	1,399	05/10/16	—
BNP Paribas	USD	65	SGD	88	05/10/16	—
BNP Paribas	AUD	443	USD	340	05/10/16	4
BNP Paribas	AUD	428	USD	326	06/07/16	1
BNP Paribas	CAD	571	USD	441	05/10/16	(13)
BNP Paribas	CAD	566	USD	452	06/07/16	1
BNP Paribas	CHF	454	USD	474	05/10/16	—
BNP Paribas	CHF	427	USD	444	06/07/16	(2)
BNP Paribas	EUR	1,516	USD	1,728	05/10/16	(8)
BNP Paribas	EUR	1,477	USD	1,684	06/07/16	(8)
BNP Paribas	GBP	661	USD	952	05/10/16	(13)
BNP Paribas	GBP	641	USD	937	06/07/16	1
BNP Paribas	HKD	1,014	USD	131	05/10/16	—
BNP Paribas	HKD	1,032	USD	133	06/07/16	—
BNP Paribas	JPY	118,161	USD	1,054	05/10/16	(57)
BNP Paribas	JPY	115,582	USD	1,080	06/07/16	(7)
BNP Paribas	SEK	1,476	USD	182	05/10/16	(2)
BNP Paribas	SEK	1,399	USD	174	06/07/16	—
BNP Paribas	SGD	85	USD	63	05/10/16	—
BNP Paribas	SGD	88	USD	65	06/07/16	—
Royal Bank of Canada	USD	23	AUD	30	05/10/16	—
Royal Bank of Canada	USD	7	CAD	9	05/10/16	—
Royal Bank of Canada	USD	56	CHF	54	05/10/16	—
Royal Bank of Canada	USD	90	EUR	79	05/10/16	1
Royal Bank of Canada	USD	57	GBP	40	05/10/16	2
Royal Bank of Canada	USD	46	JPY	5,158	05/10/16	3
Royal Bank of Canada	USD	19	SEK	154	05/10/16	—
Royal Bank of Canada	HKD	36	USD	5	05/10/16	—
Royal Bank of Canada	SGD	5	USD	4	05/10/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(178)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$370,864	$—	$—	$370,864	97.6
Short-Term Investments(a)	—	—	—	8,153	2.1
Total Investments	370,864	—	—	379,017	99.7
Other Assets and Liabilities, Net					0.3
					100.0
Other Financial Instruments
Futures Contracts	(175)	—	—	(175)	(—)*
Foreign Currency Exchange Contracts	—	(178)	—	(178)	(—)*
Total Other Financial Instruments**	$(175)	$(178)	$—	$(353)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)    Certain investments that are measured at fair value using the new asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$—	$51
Variation margin on futures contracts*		160	—
Total		$160	$51

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$335	$—
Unrealized depreciation on foreign currency exchange contracts		—	229
Total		$335	$229
			Foreign
		Equity	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Operations	- Net realized gain (loss)
Futures contracts		$246	$—
Foreign currency-related transactions**		—	(179)
Total		$246	$(179)

Location: Statement of Operations	- Net change in unrealized appreciation (depreciation)
Futures contracts		$(375)	$—
Foreign currency-related transactions***		—	(212)
Total		$(375)	$(212)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$51	$—	$51
Futures Contracts	Variation margin on futures contracts	63	—	63
Total Financial and Derivative Assets		114	—	114
Financial and Derivative Assets not subject to a netting agreement		(63)	—	(63)
Total Financial and Derivative Assets subject to a netting agreement		$51	$—	$51

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$21	$21	$—	$—
BNP Paribas	24	24	—	—
Royal Bank of Canada	6	—	—	6
Total	$51	$45	$—	$6

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$37	$—	$37
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	229	—	229
Total Financial and Derivative Liabilities		266	—	266
Financial and Derivative Liabilities not subject to a netting agreement		(37)	—	(37)
Total Financial and Derivative Liabilities subject to a netting agreement		$229	$—	$229

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$115	$21	$—	$94
BNP Paribas	114	24	—	90
Total	$229	$45	$—	$184

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$365,089
Investments, at fair value(>)	379,017
Cash (restricted)(a)	1,570
Unrealized appreciation on foreign currency exchange contracts	51
Receivables:
Dividends from affiliated Russell funds	3
Investments sold	1,205
Fund shares sold	538
From affiliates	1
Variation margin on futures contracts	63
Prepaid expenses	5
Total assets	382,453

Liabilities
Payables:
Due to custodian	208
Fund shares redeemed	1,549
Accrued fees to affiliates	241
Other accrued expenses	35
Variation margin on futures contracts	37
Unrealized depreciation on foreign currency exchange contracts	229
Total liabilities	2,299

Net Assets	$380,154

See accompanying notes which are an integral part of the financial statements.

12 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$172
Accumulated net realized gain (loss)	(2,471)
Unrealized appreciation (depreciation) on:
Investments	13,928
Futures contracts	(175)
Foreign currency-related transactions	(178)
Shares of beneficial interest	390
Additional paid-in capital	368,488
Net Assets	$380,154

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.37
Class A — Net assets	$93,746,996
Class A — Shares outstanding ($.01 par value)	9,593,976
Net asset value per share: Class C(#)	$9.67
Class C — Net assets	$170,912,685
Class C — Shares outstanding ($.01 par value)	17,670,863
Net asset value per share: Class E(#)	$9.82
Class E — Net assets	$15,266,363
Class E — Shares outstanding ($.01 par value)	1,555,163
Net asset value per share: Class R1(#)	$9.84
Class R1 — Net assets	$22,370,454
Class R1 — Shares outstanding ($.01 par value)	2,274,018
Net asset value per share: Class R4(#)	$9.79
Class R4 — Net assets	$17,300,452
Class R4 — Shares outstanding ($.01 par value)	1,767,926
Net asset value per share: Class R5(#)	$9.86
Class R5 — Net assets	$16,538,221
Class R5 — Shares outstanding ($.01 par value)	1,676,466
Net asset value per share: Class S(#)	$9.85
Class S — Net assets	$44,019,028
Class S — Shares outstanding ($.01 par value)	4,470,265
Amounts in thousands
(>) Investments in affiliated Russell funds	$379,017

(a) Cash Collateral for Futures	$1,570
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 13

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$7,464

Expenses
Advisory fees	397
Administrative fees	84
Custodian fees	23
Distribution fees - Class A	123
Distribution fees - Class C	654
Distribution fees - Class R5	22
Transfer agent fees - Class A	99
Transfer agent fees - Class C	174
Transfer agent fees - Class E	15
Transfer agent fees - Class R1	25
Transfer agent fees - Class R4	17
Transfer agent fees - Class R5	18
Transfer agent fees - Class S	49
Professional fees	20
Registration fees	52
Shareholder servicing fees - Class C	218
Shareholder servicing fees - Class E	20
Shareholder servicing fees - Class R4	21
Shareholder servicing fees - Class R5	22
Trustees’ fees	6
Printing fees	32
Miscellaneous	8
Expenses before reductions	2,099
Expense reductions	(462)
Net expenses	1,637
Net investment income (loss)	5,827

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,226)
Futures contracts	246
Foreign currency-related transactions	(179)
Capital gain distributions from Underlying Funds	2,520
Net realized gain (loss)	361
Net change in unrealized appreciation (depreciation) on:
Investments	(1,184)
Futures contracts	(375)
Foreign currency-related transactions	(212)
Net change in unrealized appreciation (depreciation)	(1,771)
Net realized and unrealized gain (loss)	(1,410)
Net Increase (Decrease) in Net Assets from Operations	$4,417

See accompanying notes which are an integral part of the financial statements.

14 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,827	$11,017
Net realized gain (loss)	361	34,804
Net change in unrealized appreciation (depreciation)	(1,771)	(46,504)
Net increase (decrease) in net assets from operations	4,417	(683)

Distributions
From net investment income
Class A	(1,606)	(2,910)
Class C	(2,145)	(3,553)
Class E	(247)	(523)
Class R1	(458)	(908)
Class R4	(284)	(540)
Class R5	(266)	(584)
Class S	(857)	(2,128)
From net realized gain
Class A	(8,444)	(2,759)
Class C	(14,648)	(4,706)
Class E	(1,288)	(497)
Class R1	(2,205)	(760)
Class R4	(1,394)	(510)
Class R5	(1,462)	(596)
Class S	(4,306)	(1,843)
Net decrease in net assets from distributions	(39,610)	(22,817)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(19,366)	(71,922)
Total Net Increase (Decrease) in Net Assets	(54,559)	(95,422)

Net Assets
Beginning of period	434,713	530,135
End of period	$380,154	$434,713
Undistributed (overdistributed) net investment income included in net assets	$172	$208

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 15

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	805	$7,987	1,145	$12,384
Proceeds from reinvestment of distributions	1,041	9,913	520	5,596
Payments for shares redeemed	(2,259)	(21,958)	(2,790)	(30,202)
Net increase (decrease)	(413)	(4,058)	(1,125)	(12,222)
Class C
Proceeds from shares sold	1,234	11,950	3,357	36,006
Proceeds from reinvestment of distributions	1,772	16,715	770	8,214
Payments for shares redeemed	(3,152)	(30,663)	(5,293)	(56,663)
Net increase (decrease)	(146)	(1,998)	(1,166)	(12,443)
Class E
Proceeds from shares sold	44	434	481	5,294
Proceeds from reinvestment of distributions	160	1,528	94	1,017
Payments for shares redeemed	(240)	(2,397)	(849)	(9,208)
Net increase (decrease)	(36)	(435)	(274)	(2,897)
Class R1
Proceeds from shares sold	415	4,047	1,135	12,331
Proceeds from reinvestment of distributions	278	2,663	154	1,668
Payments for shares redeemed	(1,105)	(10,746)	(1,994)	(21,699)
Net increase (decrease)	(412)	(4,036)	(705)	(7,700)
Class R4
Proceeds from shares sold	362	3,649	598	6,517
Proceeds from reinvestment of distributions	176	1,677	97	1,050
Payments for shares redeemed	(288)	(2,830)	(1,459)	(15,909)
Net increase (decrease)	250	2,496	(764)	(8,342)
Class R5
Proceeds from shares sold	121	1,188	347	3,790
Proceeds from reinvestment of distributions	180	1,729	109	1,180
Payments for shares redeemed	(513)	(5,143)	(1,035)	(11,288)
Net increase (decrease)	(212)	(2,226)	(579)	(6,318)
Class S
Proceeds from shares sold	1,129	10,969	1,938	21,080
Proceeds from reinvestment of distributions	533	5,112	364	3,941
Payments for shares redeemed	(2,582)	(25,190)	(4,349)	(47,021)
Net increase (decrease)	(920)	(9,109)	(2,047)	(22,000)
Total increase (decrease)	(1,889)	$(19,366)	(6,660)	$(71,922)

See accompanying notes which are an integral part of the financial statements.

16 Conservative Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	10.65	.16	(.03)	.13	(.16)	(.85)
October 31, 2015	11.16	.27	(.26)	.01	(.27)	(.25)
October 31, 2014	11.09	.14	.28	.42	(.13)	(.22)
October 31, 2013	11.02	.28	.08	.36	(.27)	(.02)
October 31, 2012	10.53	.24	.50	.74	(.25)	—
October 31, 2011	10.71	.39	(.19)	.20	(.38)	—

Class C
April 30, 2016*	10.55	.12	(.03)	.09	(.12)	(.85)
October 31, 2015	11.06	.18	(.25)	(.07)	(.19)	(.25)
October 31, 2014	10.99	.05	.30	.35	(.06)	(.22)
October 31, 2013	10.94	.19	.09	.28	(.21)	(.02)
October 31, 2012	10.46	.16	.49	.65	(.17)	—
October 31, 2011	10.64	.31	(.17)	.14	(.32)	—

Class E
April 30, 2016*	10.70	.16	(.03)	.13	(.16)	(.85)
October 31, 2015	11.21	.26	(.25)	.01	(.27)	(.25)
October 31, 2014	11.13	.14	.29	.43	(.13)	(.22)
October 31, 2013	11.05	.30	.07	.37	(.27)	(.02)
October 31, 2012	10.56	.25	.49	.74	(.25)	—
October 31, 2011	10.73	.47	(.26)	.21	(.38)	—

Class R1
April 30, 2016*	10.72	.18	(.03)	.15	(.18)	(.85)
October 31, 2015	11.23	.32	(.26)	.06	(.32)	(.25)
October 31, 2014	11.15	.18	.30	.48	(.18)	(.22)
October 31, 2013	11.08	.31	.10	.41	(.32)	(.02)
October 31, 2012	10.59	.28	.51	.79	(.30)	—
October 31, 2011	10.76	.40	(.14)	.26	(.43)	—

Class R4(3)
April 30, 2016*	10.67	.16	(.02)	.14	(.17)	(.85)
October 31, 2015	11.18	.29	(.26)	.03	(.29)	(.25)
October 31, 2014	11.10	.15	.30	.45	(.15)	(.22)
October 31, 2013	11.03	.32	.06	.38	(.29)	(.02)
October 31, 2012	10.54	.27	.49	.76	(.27)	—
October 31, 2011	10.72	.30	(.07)	.23	(.41)	—

Class R5(4)
April 30, 2016*	10.74	.15	(.02)	.13	(.16)	(.85)
October 31, 2015	11.25	.27	(.27)	—	(.26)	(.25)
October 31, 2014	11.17	.13	.29	.42	(.12)	(.22)
October 31, 2013	11.09	.30	.06	.36	(.26)	(.02)
October 31, 2012	10.60	.28	.44	.72	(.23)	—
October 31, 2011	10.77	.41	(.20)	.21	(.38)	—

Class S
April 30, 2016*	10.73	.17	(.03)	.14	(.17)	(.85)
October 31, 2015	11.24	.30	(.26)	.04	(.30)	(.25)
October 31, 2014	11.16	.16	.30	.46	(.16)	(.22)
October 31, 2013	11.09	.31	.08	.39	(.30)	(.02)
October 31, 2012	10.60	.28	.49	.77	(.28)	—
October 31, 2011	10.77	.44	(.20)	.24	(.41)	—

See accompanying notes which are an integral part of the financial statements.

18 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(1.01)	9.77	1.52	93,747.76		.55	1.61	6
(.52)	10.65	.11	106,603.75		.55	2.54	39
(.35)	11.16	3.92	124,288.75		.56	1.22	26
(.29)	11.09	3.35	136,433.73		.57	2.55	21
(.25)	11.02	7.15	133,172.72		.56	2.28	22
(.38)	10.53	1.98	110,375.74		.55	3.55	19

(.97)	9.67	1.15	170,913	1.51	1.30	1.20	6
(.44)	10.55	(.64)	188,011	1.50	1.30	1.71	39
(.28)	11.06	3.21	210,015	1.50	1.31	.47	26
(.23)	10.99	2.61	227,048	1.48	1.32	1.76	21
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22
(.32)	10.46	1.33	191,953	1.49	1.30	2.83	19

(1.01)	9.82	1.52	15,266.76		.55	1.58	6
(.52)	10.70	.12	17,017.75		.55	2.43	39
(.35)	11.21	3.99	20,901.75		.56	1.22	26
(.29)	11.13	3.40	24,180.74		.57	2.75	21
(.25)	11.05	7.11	39,156.72		.56	2.32	22
(.38)	10.56	2.01	42,668.74		.55	4.21	19

(1.03)	9.84	1.71	22,370.51		.17	1.79	6
(.57)	10.72	.50	28,784.50		.17	2.96	39
(.40)	11.23	4.40	38,079.50		.17	1.63	26
(.34)	11.15	3.79	43,145.48		.17	2.81	21
(.30)	11.08	7.57	40,536.47		.14	2.59	22
(.43)	10.59	2.51	29,187.49		.12	3.66	19

(1.02)	9.79	1.61	17,301.76		.42	1.67	6
(.54)	10.67	.23	16,189.75		.42	2.70	39
(.37)	11.18	4.14	25,502.75		.42	1.38	26
(.31)	11.10	3.51	35,427.73		.42	2.95	21
(.27)	11.03	7.32	44,214.72		.39	2.51	22
(.41)	10.54	2.19	40,304.74		.37	2.74	19

(1.01)	9.86	1.43	16,538	1.01	.67	1.52	6
(.51)	10.74	(.03)	20,285	1.00	.67	2.45	39
(.34)	11.25	3.83	27,768	1.00	.67	1.16	26
(.28)	11.17	3.30	42,335.98		.67	2.76	21
(.23)	11.09	6.91	63,878.98		.64	2.60	22
(.38)	10.60	1.99	183,681.99		.62	3.66	19

(1.02)	9.85	1.64	44,019.51		.30	1.76	6
(.55)	10.73	.36	57,824.50		.30	2.78	39
(.38)	11.24	4.25	83,582.50		.31	1.46	26
(.32)	11.16	3.59	82,691.48		.32	2.82	21
(.28)	11.09	7.37	95,523.47		.31	2.61	22
(.41)	10.60	2.32	92,126.49		.30	4.00	19

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 19

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,015.40	$1,022.43
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.46	$2.46

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,012.50	$1,018.70
	Expenses Paid During Period*	$6.20	$6.22
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,015.70	$1,022.03
of other funds.	Expenses Paid During Period*	$2.86	$2.87

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

20 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,017.40	$1,023.67
Expenses Paid During Period*	$1.20	$1.21

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,016.30	$1,022.43
Expenses Paid During Period*	$2.46	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,014.90	$1,021.18
Expenses Paid During Period*	$3.71	$3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,017.10	$1,023.27
Expenses Paid During Period*	$1.60	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 21

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.4%
Alternative - 5.5%
Russell Commodity Strategies Fund Class Y		2,256,242		12,522
Russell Global Infrastructure Fund Class Y		1,352,098		15,563
Russell Global Real Estate Securities Fund Class Y		167,529		6,163
				34,248

Domestic Equities - 15.3%
Russell U.S. Defensive Equity Fund Class Y		507,220		24,585
Russell U.S. Dynamic Equity Fund Class Y		1,945,051		18,361
Russell U.S. Small Cap Equity Fund Class Y		940,208		24,671
Select U.S. Equity Fund Class Y		2,610,761		27,596
				95,213

Fixed Income - 60.8%
Russell Global Opportunistic Credit Fund Class Y		10,983,726		102,698
Russell Investment Grade Bond Fund Class Y		3,507,493		77,586
Russell Strategic Bond Fund Class Y		18,243,913		198,858
				379,142

International Equities - 15.8%
Russell Emerging Markets Fund Class Y		1,644,052		24,710
Russell Global Equity Fund Class Y		3,686,880		36,943
Select International Equity Fund Class Y		4,323,540		36,923
				98,576

Total Investments in Russell Affiliated Mutual Funds
(cost $578,574)				607,179

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (9,103)	USD	18,811 (ÿ)		621
Total Options Purchased
(cost $499)				621

Short-Term Investments - 1.7%
Russell U.S. Cash Management Fund		10,377,126	(8)	10,377
Total Short-Term Investments
(cost $10,377)				10,377

Total Investments 99.2%
(identified cost $589,450)				618,177

Other Assets and Liabilities, Net - 0.8%				4,931
Net Assets - 100.0%				623,108

See accompanying notes which are an integral part of the financial statements.

22 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date	$
Long Positions
Amsterdam Index Futures				12	EUR	1,048	05/16	12
CAC40 Euro Index Futures				80	EUR	3,500	05/16	87
DAX Index Futures				12	EUR	3,026	06/16	33
Euro STOXX 50 Index Futures				71	EUR	2,114	06/16	(17)
FTSE/MIB Index Futures				8	EUR	730	06/16	(5)
IBEX 35 Index Futures				13	EUR	1,171	05/16	84
OMXS 30 Index Futures				54	SEK	7,297	05/16	2
Russell 1000 Mini Index Futures				8	USD	912	06/16	21
S&P 500 E-Mini Index Futures				101	USD	10,398	06/16	239
S&P Mid 400 E-Mini Index Futures				10	USD	1,458	06/16	74
Short Positions
FTSE 100 Index Futures				32	GBP	1,988	06/16	(68)
MSCI EAFE Mini Index Futures				71	USD	5,900	06/16	(172)
MSCI Emerging Markets Mini Index Futures				38	USD	1,593	06/16	(81)
Russell 1000 Mini Index Futures				6	USD	684	06/16	(23)
Russell 2000 Mini Index Futures				7	USD	789	06/16	(39)
S&P 500 E-Mini Index Futures				113	USD	11,634	06/16	(357)
S&P Mid 400 E-Mini Index Futures				7	USD	1,021	06/16	(48)
S&P/TSX 60 Index Futures				39	CAD	6,347	06/16	(151)
SPI 200 Index Futures				39	AUD	5,100	06/16	(102)
TOPIX Index Futures				32	JPY	424,480	06/16	(46)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(557)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
S&P 500 Index	Put	9,103	1,962.06		USD	17,861	07/29/16	(327)
Total Liability for Options Written (premiums received $260)								(327)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2015					—	$—
Opened			965,418			993
Closed			(948,433)			(225)
Expired					(7,882)	(508)
Outstanding April 30, 2016					9,103	$260

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date	$
Bank of America		USD	847		EUR	740	06/15/16	1
Bank of America		USD	763		JPY	83,390	06/15/16	21
Bank of America		EUR	1,580		USD	1,786	06/15/16	(26)
Bank of America		GBP	130		USD	190	06/15/16	—
Bank of America		KRW	4,856,000		USD	4,007	06/15/16	(226)
Bank of America		TWD	62,000		USD	1,888	06/15/16	(31)
Bank of Montreal		USD	573	AUD		752	05/10/16	(2)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	795	CAD	995	05/10/16	(2)
Bank of Montreal	USD	780	CHF	751	05/10/16	3
Bank of Montreal	USD	2,962	EUR	2,596	05/10/16	10
Bank of Montreal	USD	1,645	GBP	1,126	05/10/16	—
Bank of Montreal	USD	234	HKD	1,814	05/10/16	—
Bank of Montreal	USD	1,896	JPY	203,182	05/10/16	13
Bank of Montreal	USD	306	SEK	2,459	05/10/16	—
Bank of Montreal	USD	114	SGD	154	05/10/16	—
Bank of Montreal	AUD	767	USD	588	05/10/16	5
Bank of Montreal	AUD	752	USD	572	06/07/16	2
Bank of Montreal	CAD	988	USD	763	05/10/16	(24)
Bank of Montreal	CAD	995	USD	795	06/07/16	2
Bank of Montreal	CHF	787	USD	821	05/10/16	1
Bank of Montreal	CHF	751	USD	781	06/07/16	(3)
Bank of Montreal	EUR	2,625	USD	2,991	05/10/16	(14)
Bank of Montreal	EUR	2,596	USD	2,964	06/07/16	(11)
Bank of Montreal	GBP	1,144	USD	1,643	05/10/16	(27)
Bank of Montreal	GBP	1,126	USD	1,645	06/07/16	1
Bank of Montreal	HKD	1,756	USD	226	05/10/16	—
Bank of Montreal	HKD	1,814	USD	234	06/07/16	—
Bank of Montreal	JPY	204,558	USD	1,822	05/10/16	(101)
Bank of Montreal	JPY	203,182	USD	1,898	06/07/16	(13)
Bank of Montreal	SEK	2,555	USD	316	05/10/16	(3)
Bank of Montreal	SEK	2,459	USD	306	06/07/16	—
Bank of Montreal	SGD	148	USD	110	05/10/16	—
Bank of Montreal	SGD	154	USD	114	06/07/16	—
BNP Paribas	USD	574	AUD	752	05/10/16	(2)
BNP Paribas	USD	794	CAD	995	05/10/16	(1)
BNP Paribas	USD	779	CHF	751	05/10/16	3
BNP Paribas	USD	2,959	EUR	2,596	05/10/16	14
BNP Paribas	USD	1,647	GBP	1,126	05/10/16	(2)
BNP Paribas	USD	234	HKD	1,814	05/10/16	—
BNP Paribas	USD	1,897	JPY	203,182	05/10/16	13
BNP Paribas	USD	306	SEK	2,459	05/10/16	1
BNP Paribas	USD	114	SGD	154	05/10/16	—
BNP Paribas	AUD	767	USD	589	05/10/16	7
BNP Paribas	AUD	752	USD	573	06/07/16	2
BNP Paribas	CAD	988	USD	764	05/10/16	(23)
BNP Paribas	CAD	995	USD	794	06/07/16	1
BNP Paribas	CHF	787	USD	820	05/10/16	—
BNP Paribas	CHF	751	USD	780	06/07/16	(3)
BNP Paribas	EUR	2,625	USD	2,991	05/10/16	(15)
BNP Paribas	EUR	2,596	USD	2,961	06/07/16	(14)
BNP Paribas	GBP	1,144	USD	1,649	05/10/16	(22)
BNP Paribas	GBP	1,126	USD	1,647	06/07/16	2
BNP Paribas	HKD	1,756	USD	226	05/10/16	—
BNP Paribas	HKD	1,814	USD	234	06/07/16	—
BNP Paribas	JPY	204,558	USD	1,824	05/10/16	(98)
BNP Paribas	JPY	203,182	USD	1,898	06/07/16	(13)
BNP Paribas	SEK	2,555	USD	315	05/10/16	(3)
BNP Paribas	SEK	2,459	USD	306	06/07/16	(1)
BNP Paribas	SGD	148	USD	110	05/10/16	—
BNP Paribas	SGD	154	USD	114	06/07/16	—
Citigroup	CNY	39,000	USD	5,934	06/15/16	(69)
Royal Bank of Canada	USD	23	AUD	30	05/10/16	—
Royal Bank of Canada	USD	75	CHF	72	05/10/16	—

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Royal Bank of Canada	USD	66	EUR	58	05/10/16	1
Royal Bank of Canada	USD	1,603	EUR	1,430	06/15/16	36
Royal Bank of Canada	USD	51	GBP	36	05/10/16	2
Royal Bank of Canada	USD	25	JPY	2,751	05/10/16	1
Royal Bank of Canada	USD	24	SEK	192	05/10/16	—
Royal Bank of Canada	CAD	15	USD	11	05/10/16	—
Royal Bank of Canada	HKD	117	USD	15	05/10/16	—
Royal Bank of Canada	SGD	12	USD	9	05/10/16	—
State Street	USD	85	GBP	60	06/15/16	3
State Street	USD	560	JPY	63,000	06/15/16	33
State Street	AUD	3,590	USD	2,659	06/15/16	(66)
State Street	CAD	680	USD	508	06/15/16	(34)
State Street	EUR	2,300	USD	2,545	06/15/16	(93)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(764)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America		USD	7,366	09/02/16	(352)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(352)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.120%.

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Repsol SA	Morgan Stanley	4.386%	USD	32,300	5.000%	06/20/21	1,039
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $453							1,039
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Bank of America		USD	22,000	(1.000%)	06/20/21	1,823
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,948							1,823
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $2,401 (å)							2,862

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 25

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$607,179	$—	$—	$607,179	97.4
Options Purchased	621	—	—	621	0.1
Short-Term Investments(a)	—	—	—	10,377	1.7
Total Investments	607,800	—	—	618,177	99.2
Other Assets and Liabilities, Net					0.8
					100.0
Other Financial Instruments
Futures Contracts	(557)	—	—	(557)	(0.1)
Options Written	(327)	—	—	(327)	(0.1)
Foreign Currency Exchange Contracts	—	(764)	—	(764)	(0.1)
Total Return Swap Contracts	—	(352)	—	(352)	(0.1)
Credit Default Swap Contracts	—	2,862	—	2,862	0.5
Total Other Financial Instruments*	$(884)	$1,746	$—	$862

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)  Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

26 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$621	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	178
Variation margin on futures contracts**	552	—	—
Credit default swap contracts, at fair value	—	2,862	—
Total	$1,173	$2,862	$178

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,109	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	942
Options written, at fair value	327	—	—
Total return swap contracts, at fair value	352	—	—
Total	$1,788	$—	$942
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$1,163	$—	$—
Futures contracts	441	—	—
Options written	(125)	—	—
Total return swap contracts	(557)	—	—
Credit default swap contracts	—	203	—
Foreign currency-related transactions****	—	—	(16)
Total	$922	$203	$(16)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$122	$—	$—
Futures contracts	(1,368)	—	—
Options written	(67)	—	—
Total return swap contracts	310	—	—
Credit default swap contracts	—	461	—
Foreign currency-related transactions******	—	—	(832)
Total	$(1,003)	$461	$(832)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 27

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$621	$—	$621
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	178	—	178
Futures Contracts	Variation margin on futures contracts	156	—	156
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,862	—	2,862
Total Financial and Derivative Assets		3,817	—	3,817
Financial and Derivative Assets not subject to a netting agreement		(3,018)	—	(3,018)
Total Financial and Derivative Assets subject to a netting agreement		$799	$—	$799

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$643	$350	$—	$293
Bank of Montreal	37	37	—	—
BNP Paribas	44	44	—	—
Royal Bank of Canada	40	1	—	39
State Street	35	35	—	—
Total	$799	$467	$—	$332

See accompanying notes which are an integral part of the financial statements.

28 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$492	$—	$492
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		942	—	942
Options Written Contracts	Options written, at fair value		327	—	327
Total Return Swap Contracts	Total return swap contracts, at fair value		352	—	352
Total Financial and Derivative Liabilities			2,113	—	2,113
Financial and Derivative Liabilities not subject to a netting agreement			(492)	—	(492)
Total Financial and Derivative Liabilities subject to a netting agreement			$1,621	$—	$1,621

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$960	$350	$—	$610
Bank of Montreal		201	37	—	164
BNP Paribas		198	44	—	154
Citigroup		69	—	—	69
Royal Bank of Canada		1	1	—	—
State Street		192	35	—	157
Total		$1,621	$467	$—	$1,154

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 29

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$589,450
Investments, at fair value(>)	618,177
Cash (restricted)(a)(b)	7,360
Unrealized appreciation on foreign currency exchange contracts	178
Receivables:
Dividends from affiliated Russell funds	4
Investments sold	1,311
Fund shares sold	249
Variation margin on futures contracts	156
Prepaid expenses	7
Credit default swap contracts, at fair value(+)	2,862
Total assets	630,304

Liabilities
Payables:
Due to broker (c)	2,952
Investments purchased	499
Fund shares redeemed	1,235
Accrued fees to affiliates	357
Other accrued expenses	40
Variation margin on futures contracts	492
Unrealized depreciation on foreign currency exchange contracts	942
Options written, at fair value(x)	327
Total return swap contracts, at fair value(8)	352
Total liabilities	7,196

Net Assets	$623,108

See accompanying notes which are an integral part of the financial statements.

30 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$777
Accumulated net realized gain (loss)	1,477
Unrealized appreciation (depreciation) on:
Investments	28,727
Futures contracts	(557)
Options written	(67)
Total return swap contracts	(352)
Credit default swap contracts	461
Foreign currency-related transactions	(764)
Shares of beneficial interest	605
Additional paid-in capital	592,801
Net Assets	$623,108

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.33
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.96
Class A — Net assets	$188,709,121
Class A — Shares outstanding ($.01 par value)	18,261,296
Net asset value per share: Class C(#)	$10.22
Class C — Net assets	$241,170,108
Class C — Shares outstanding ($.01 par value)	23,596,438
Net asset value per share: Class E(#)	$10.36
Class E — Net assets	$10,467,719
Class E — Shares outstanding ($.01 par value)	1,010,109
Net asset value per share: Class R1(#)	$10.38
Class R1 — Net assets	$21,727,981
Class R1 — Shares outstanding ($.01 par value)	2,092,564
Net asset value per share: Class R4(#)	$10.35
Class R4 — Net assets	$29,640,148
Class R4 — Shares outstanding ($.01 par value)	2,863,813
Net asset value per share: Class R5(#)	$10.40
Class R5 — Net assets	$21,623,431
Class R5 — Shares outstanding ($.01 par value)	2,078,674
Net asset value per share: Class S(#)	$10.38
Class S — Net assets	$109,769,109
Class S — Shares outstanding ($.01 par value)	10,575,795
Amounts in thousands
(x) Premiums received on options written	$260
(+) Credit default swap contracts - premiums paid (received)	$2,401
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated Russell funds	$617,556

(a) Cash Collateral for Futures	$4,300
(b) Cash Collateral for Swaps	$3,060
(c) Due to Broker for Swaps	$2,952
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 31

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$14,166

Expenses
Advisory fees	640
Administrative fees	136
Custodian fees	31
Distribution fees - Class A	238
Distribution fees - Class C	923
Distribution fees - Class R5	27
Transfer agent fees - Class A	190
Transfer agent fees - Class C	246
Transfer agent fees - Class E	12
Transfer agent fees - Class R1	28
Transfer agent fees - Class R4	30
Transfer agent fees - Class R5	22
Transfer agent fees - Class S	112
Professional fees	22
Registration fees	52
Shareholder servicing fees - Class C	308
Shareholder servicing fees - Class E	14
Shareholder servicing fees - Class R4	38
Shareholder servicing fees - Class R5	27
Trustees’ fees	10
Printing fees	45
Miscellaneous	8
Expenses before reductions	3,159
Expense reductions	(767)
Net expenses	2,392
Net investment income (loss)	11,774

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,328)
Futures contracts	441
Options written	(125)
Total return swap contracts	(557)
Credit default swap contracts	203
Foreign currency-related transactions	(16)
Capital gain distributions from Underlying Funds	9,279
Net realized gain (loss)	7,897
Net change in unrealized appreciation (depreciation) on:
Investments	(10,581)
Futures contracts	(1,368)
Options written	(67)
Total return swap contracts	310
Credit default swap contracts	461
Foreign currency-related transactions	(832)
Net change in unrealized appreciation (depreciation)	(12,077)
Net realized and unrealized gain (loss)	(4,180)
Net Increase (Decrease) in Net Assets from Operations	$7,594

See accompanying notes which are an integral part of the financial statements.

32 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,774	$19,067
Net realized gain (loss)	7,897	70,578
Net change in unrealized appreciation (depreciation)	(12,077)	(90,491)
Net increase (decrease) in net assets from operations	7,594	(846)

Distributions
From net investment income
Class A	(3,684)	(5,692)
Class C	(3,872)	(5,593)
Class E	(220)	(798)
Class R1	(616)	(1,261)
Class R4	(601)	(1,101)
Class R5	(385)	(791)
Class S	(2,217)	(3,968)
From net realized gain
Class A	(20,300)	(2,315)
Class C	(26,556)	(3,181)
Class E	(1,258)	(353)
Class R1	(3,336)	(478)
Class R4	(3,331)	(460)
Class R5	(2,271)	(368)
Class S	(11,655)	(1,527)
Net decrease in net assets from distributions	(80,302)	(27,886)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(3,643)	(116,926)
Total Net Increase (Decrease) in Net Assets	(76,351)	(145,658)

Net Assets
Beginning of period	699,459	845,117
End of period	$623,108	$699,459
Undistributed (overdistributed) net investment income included in net assets	$777	$598

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 33

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,156	$11,730	1,839	$21,674
Proceeds from reinvestment of distributions	2,359	23,688	674	7,906
Payments for shares redeemed	(2,711)	(27,646)	(3,603)	(42,415)
Net increase (decrease)	804	7,772	(1,090)	(12,835)
Class C
Proceeds from shares sold	1,245	12,827	3,204	37,484
Proceeds from reinvestment of distributions	3,041	30,235	750	8,714
Payments for shares redeemed	(3,867)	(39,589)	(6,104)	(71,131)
Net increase (decrease)	419	3,473	(2,150)	(24,933)
Class E
Proceeds from shares sold	68	702	424	5,024
Proceeds from reinvestment of distributions	144	1,447	98	1,146
Payments for shares redeemed	(370)	(3,872)	(2,467)	(29,119)
Net increase (decrease)	(158)	(1,723)	(1,945)	(22,949)
Class R1
Proceeds from shares sold	445	4,554	616	7,300
Proceeds from reinvestment of distributions	391	3,949	148	1,739
Payments for shares redeemed	(1,841)	(18,874)	(2,060)	(24,514)
Net increase (decrease)	(1,005)	(10,371)	(1,296)	(15,475)
Class R4
Proceeds from shares sold	153	1,594	478	5,656
Proceeds from reinvestment of distributions	391	3,932	133	1,561
Payments for shares redeemed	(518)	(5,209)	(1,582)	(18,747)
Net increase (decrease)	26	317	(971)	(11,530)
Class R5
Proceeds from shares sold	210	2,142	250	2,962
Proceeds from reinvestment of distributions	263	2,657	99	1,159
Payments for shares redeemed	(448)	(4,700)	(1,324)	(15,667)
Net increase (decrease)	25	99	(975)	(11,546)
Class S
Proceeds from shares sold	1,897	19,408	2,655	31,197
Proceeds from reinvestment of distributions	1,358	13,702	459	5,404
Payments for shares redeemed	(3,459)	(36,320)	(4,594)	(54,259)
Net increase (decrease)	(204)	(3,210)	(1,480)	(17,658)
Total increase (decrease)	(93)	(3,643)	(9,907)	$(116,926)

See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

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Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	11.58	.20	(.06)	.14	(.22)	(1.17)
October 31, 2015	12.02	.31	(.31)	—	(.31)	(.13)
October 31, 2014	11.59	.17	.43	.60	(.17)	—
October 31, 2013	11.06	.26	.53	.79	(.26)	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—
October 31, 2011	10.68	.38	(.18)	.20	(.37)	—

Class C
April 30, 2016*	11.46	.16	(.05)	.11	(.18)	(1.17)
October 31, 2015	11.90	.22	(.31)	(.09)	(.22)	(.13)
October 31, 2014	11.49	.08	.42	.50	(.09)	—
October 31, 2013	10.99	.18	.52	.70	(.20)	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—
October 31, 2011	10.62	.28	(.15)	.13	(.31)	—

Class E
April 30, 2016*	11.60	.20	(.06)	.14	(.21)	(1.17)
October 31, 2015	12.04	.36	(.37)	(.01)	(.30)	(.13)
October 31, 2014	11.61	.18	.42	.60	(.17)	—
October 31, 2013	11.08	.29	.50	.79	(.26)	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—
October 31, 2011	10.68	.45	(.24)	.21	(.37)	—

Class R1
April 30, 2016*	11.62	.24	(.08)	.16	(.23)	(1.17)
October 31, 2015	12.07	.36	(.34)	.02	(.34)	(.13)
October 31, 2014	11.63	.23	.42	.65	(.21)	—
October 31, 2013	11.11	.31	.51	.82	(.30)	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—
October 31, 2011	10.72	.38	(.12)	.26	(.42)	—

Class R4(3)
April 30, 2016*	11.59	.21	(.06)	.15	(.22)	(1.17)
October 31, 2015	12.03	.33	(.33)	—	(.31)	(.13)
October 31, 2014	11.60	.20	.41	.61	(.18)	—
October 31, 2013	11.08	.29	.51	.80	(.28)	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—
October 31, 2011	10.69	.23	—(h)	.23	(.40)	—

Class R5(4)
April 30, 2016*	11.64	.19	(.06)	.13	(.20)	(1.17)
October 31, 2015	12.08	.32	(.35)	(.03)	(.28)	(.13)
October 31, 2014	11.64	.17	.42	.59	(.15)	—
October 31, 2013	11.12	.30	.47	.77	(.25)	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—
October 31, 2011	10.72	.38	(.17)	.21	(.37)	—

Class S
April 30, 2016*	11.62	.21	(.06)	.15	(.22)	(1.17)
October 31, 2015	12.06	.34	(.32)	.02	(.33)	(.13)
October 31, 2014	11.63	.20	.43	.63	(.20)	—
October 31, 2013	11.11	.30	.51	.81	(.29)	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—
October 31, 2011	10.72	.37	(.14)	.23	(.40)	—

See accompanying notes which are an integral part of the financial statements.

36 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(1.39)	10.33	1.54	188,709.75		.49	1.95	12
(.44)	11.58	(.04)	202,107.74		.51	2.61	32
(.17)	12.02	5.19	222,875.73		.56	1.45	14
(.26)	11.59	7.22	235,684.72		.57	2.35	13
(.24)	11.06	7.67	232,467.71		.56	2.21	23
(.37)	10.51	1.95	207,292.73		.55	3.53	15

(1.35)	10.22	1.25	241,170	1.50	1.24	1.56	12
(.35)	11.46	(.80)	265,698	1.49	1.26	1.88	32
(.09)	11.90	4.39	301,445	1.48	1.31	.70	14
(.20)	11.49	6.42	318,120	1.47	1.32	1.60	13
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23
(.31)	10.44	1.20	288,055	1.48	1.30	2.66	15

(1.38)	10.36	1.57	10,468.74		.57	1.96	12
(.43)	11.60	(.14)	13,559.73		.56	3.07	32
(.17)	12.04	5.18	37,485.73		.56	1.51	14
(.26)	11.61	7.17	47,129.72		.57	2.56	13
(.24)	11.08	7.75	74,240.71		.56	2.14	23
(.37)	10.52	2.00	72,800.73		.55	4.21	15

(1.40)	10.38	1.74	21,728.49		.24	2.26	12
(.47)	11.62	.18	36,011.49		.21	3.07	32
(.21)	12.07	5.67	53,016.48		.17	1.92	14
(.30)	11.63	7.57	69,274.47		.17	2.71	13
(.29)	11.11	8.10	66,823.46		.14	2.48	23
(.42)	10.56	2.49	44,486.48		.12	3.55	15

(1.39)	10.35	1.63	29,640.75		.49	2.00	12
(.44)	11.59	(.01)	32,895.74		.46	2.80	32
(.18)	12.03	5.31	45,828.73		.42	1.68	14
(.28)	11.60	7.31	67,330.72		.42	2.56	13
(.26)	11.08	7.95	73,019.71		.39	2.38	23
(.40)	10.52	2.17	60,610.73		.37	2.14	15

(1.37)	10.40	1.49	21,624	1.00	.74	1.86	12
(.41)	11.64	(.27)	23,915.99		.71	2.70	32
(.15)	12.08	5.10	36,598.98		.67	1.46	14
(.25)	11.64	7.01	57,788.97		.67	2.63	13
(.22)	11.12	7.55	86,756.97		.64	2.56	23
(.37)	10.56	1.97	248,661.98		.62	3.51	15

(1.39)	10.38	1.71	109,769.50		.32	2.04	12
(.46)	11.62	.16	125,274.49		.31	2.89	32
(.20)	12.06	5.44	147,870.48		.31	1.71	14
(.29)	11.63	7.41	154,841.47		.32	2.63	13
(.27)	11.11	8.02	155,433.46		.31	2.52	23
(.40)	10.55	2.21	153,148.48		.30	3.49	15

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 37

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$1,005.10	$1,022.68
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.19	$2.21

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,001.90	$1,018.95
	Expenses Paid During Period*	$5.92	$5.97
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.19%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$1,004.30	$1,022.03
of other funds.	Expenses Paid During Period*	$2.84	$2.87

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

38 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,006.10	$1,023.57
Expenses Paid During Period*	$1.30	$1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,004.70	$1,022.33
Expenses Paid During Period*	$2.54	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,003.40	$1,021.08
Expenses Paid During Period*	$3.79	$3.82

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,005.70	$1,023.27
Expenses Paid During Period*	$1.60	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 39

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.3%
Alternative - 7.3%
Russell Commodity Strategies Fund Class Y	10,774,427		59,798
Russell Global Infrastructure Fund Class Y	9,130,670		105,094
Russell Global Real Estate Securities Fund Class Y	706,494		25,992
			190,884

Domestic Equities - 27.4%
Russell U.S. Defensive Equity Fund Class Y	3,748,253		181,678
Russell U.S. Dynamic Equity Fund Class Y	19,185,335		181,110
Russell U.S. Small Cap Equity Fund Class Y	5,959,424		156,375
Select U.S. Equity Fund Class Y	19,008,452		200,919
			720,082

Fixed Income - 36.8%
Russell Global Opportunistic Credit Fund Class Y	28,109,485		262,824
Russell Strategic Bond Fund Class Y	64,723,429		705,485
			968,309

International Equities - 25.8%
Russell Emerging Markets Fund Class Y	10,409,109		156,449
Russell Global Equity Fund Class Y	25,973,313		260,253
Select International Equity Fund Class Y	30,489,340		260,378
			677,080

Total Investments in Russell Affiliated Mutual Funds
(cost $2,482,585)			2,556,355

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (67,072)	USD 138,600 (ÿ)		4,573
Total Options Purchased
(cost $3,679)			4,573

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund	49,636,600	(8)	49,637
Total Short-Term Investments
(cost $49,637)			49,637

Total Investments 99.4%
(identified cost $2,535,901)			2,610,565

Other Assets and Liabilities, Net - 0.6%			16,696
Net Assets - 100.0%			2,627,261

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	83	EUR	7,248	05/16	90
CAC40 Euro Index Futures	529	EUR	23,146	05/16	593
DAX Index Futures	85	EUR	21,432	06/16	236

See accompanying notes which are an integral part of the financial statements.

40 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Euro STOXX 50 Index Futures	466	EUR	13,873	06/16	(92)
FTSE/MIB Index Futures	59	EUR	5,383	06/16	(66)
IBEX 35 Index Futures	89	EUR	8,014	05/16	571
OMXS 30 Index Futures	366	SEK	49,456	05/16	13
Russell 1000 Mini Index Futures	28	USD	3,193	06/16	73
S&P 500 E-Mini Index Futures	510	USD	52,507	06/16	1,702
S&P Mid 400 E-Mini Index Futures	32	USD	4,667	06/16	223
Short Positions
FTSE 100 Index Futures	206	GBP	12,797	06/16	(417)
MSCI EAFE Mini Index Futures	400	USD	33,238	06/16	(1,050)
MSCI Emerging Markets Mini Index Futures	226	USD	9,474	06/16	(473)
Russell 1000 Mini Index Futures	19	USD	2,167	06/16	(77)
Russell 2000 Mini Index Futures	14	USD	1,579	06/16	(78)
S&P 500 E-Mini Index Futures	349	USD	35,931	06/16	(1,193)
S&P Mid 400 E-Mini Index Futures	23	USD	3,354	06/16	(166)
S&P/TSX 60 Index Futures	255	CAD	41,499	06/16	(985)
SPI 200 Index Futures	239	AUD	31,255	06/16	(632)
TOPIX Index Futures	224	JPY	2,971,359	06/16	(240)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,968)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 41

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	67,072	1,962.06	USD	131,599	07/29/16	(2,413)
Total Liability for Options Written (premiums received $1,917)							(2,413)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				—	$—
Opened			9,378,813		8,830
Closed			(9,278,211)		(4,753)
Expired				(33,530)	(2,160)
Outstanding April 30, 2016				67,072	$1,917

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Bank of America		USD	1,700	AUD	2,230	06/15/16	(7)
Bank of America		USD	5,783	EUR	5,050	06/15/16	7
Bank of America		USD	5,890	JPY	643,370	06/15/16	163
Bank of America		USD	6,527	JPY	733,890	06/15/16	378
Bank of America		AUD	1,790	USD	1,359	06/15/16	1
Bank of America		AUD	7,444	USD	5,515	06/15/16	(135)
Bank of America		EUR	6,836	USD	7,562	06/15/16	(275)
Bank of America		EUR	10,650	USD	12,036	06/15/16	(175)
Bank of America		KRW	30,401,000	USD	25,084	06/15/16	(1,418)
Bank of America		SEK	2,750	USD	338	06/15/16	(5)
Bank of America		TWD	358,000	USD	10,904	06/15/16	(177)
Bank of Montreal		USD	2,152	AUD	2,822	05/10/16	(7)
Bank of Montreal		USD	2,984	CAD	3,737	05/10/16	(6)
Bank of Montreal		USD	2,929	CHF	2,820	05/10/16	11
Bank of Montreal		USD	11,126	EUR	9,749	05/10/16	39
Bank of Montreal		USD	6,179	GBP	4,228	05/10/16	(2)
Bank of Montreal		USD	7,124	JPY	763,215	05/10/16	50
Bank of Montreal		AUD	2,854	USD	2,190	05/10/16	20
Bank of Montreal		AUD	2,822	USD	2,150	06/07/16	7
Bank of Montreal		CAD	3,679	USD	2,841	05/10/16	(91)
Bank of Montreal		CAD	3,737	USD	2,984	06/07/16	6
Bank of Montreal		CHF	2,929	USD	3,056	05/10/16	2
Bank of Montreal		CHF	2,820	USD	2,933	06/07/16	(11)
Bank of Montreal		EUR	9,775	USD	11,142	05/10/16	(54)
Bank of Montreal		EUR	9,749	USD	11,134	06/07/16	(40)
Bank of Montreal		GBP	4,260	USD	6,122	05/10/16	(102)
Bank of Montreal		GBP	4,228	USD	6,180	06/07/16	2
Bank of Montreal		JPY	761,925	USD	6,788	05/10/16	(373)
Bank of Montreal		JPY	763,215	USD	7,128	06/07/16	(50)
BNP Paribas		USD	2,154	AUD	2,822	05/10/16	(9)
BNP Paribas		USD	2,983	CAD	3,737	05/10/16	(5)
BNP Paribas		USD	2,928	CHF	2,820	05/10/16	12
BNP Paribas		USD	11,113	EUR	9,749	05/10/16	52
BNP Paribas		USD	6,185	GBP	4,228	05/10/16	(8)
BNP Paribas		USD	7,126	JPY	763,215	05/10/16	48
BNP Paribas		USD	6,527	JPY	733,890	06/15/16	377

See accompanying notes which are an integral part of the financial statements.

42 Balanced Strategy Fun

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	AUD	2,854	USD	2,195	05/10/16	25
BNP Paribas	AUD	2,822	USD	2,152	06/07/16	9
BNP Paribas	AUD	7,444	USD	5,517	06/15/16	(133)
BNP Paribas	CAD	3,679	USD	2,845	05/10/16	(86)
BNP Paribas	CAD	3,737	USD	2,983	06/07/16	5
BNP Paribas	CHF	2,929	USD	3,055	05/10/16	1
BNP Paribas	CHF	2,820	USD	2,931	06/07/16	(12)
BNP Paribas	EUR	9,775	USD	11,141	05/10/16	(54)
BNP Paribas	EUR	9,749	USD	11,122	06/07/16	(52)
BNP Paribas	EUR	6,836	USD	7,566	06/15/16	(272)
BNP Paribas	GBP	4,260	USD	6,142	05/10/16	(82)
BNP Paribas	GBP	4,228	USD	6,186	06/07/16	8
BNP Paribas	JPY	761,925	USD	6,795	05/10/16	(367)
BNP Paribas	JPY	763,215	USD	7,130	06/07/16	(48)
Citigroup	CNY	229,000	USD	34,845	06/15/16	(405)
Commonwealth Bank of Australia	USD	2,154	AUD	2,822	05/10/16	(9)
Commonwealth Bank of Australia	USD	2,985	CAD	3,737	05/10/16	(7)
Commonwealth Bank of Australia	USD	2,928	CHF	2,820	05/10/16	12
Commonwealth Bank of Australia	USD	11,110	EUR	9,749	05/10/16	55
Commonwealth Bank of Australia	USD	6,184	GBP	4,228	05/10/16	(6)
Commonwealth Bank of Australia	USD	7,126	JPY	763,215	05/10/16	47
Commonwealth Bank of Australia	USD	6,527	JPY	733,890	06/15/16	378
Commonwealth Bank of Australia	AUD	2,854	USD	2,194	05/10/16	25
Commonwealth Bank of Australia	AUD	2,822	USD	2,152	06/07/16	9
Commonwealth Bank of Australia	AUD	7,444	USD	5,513	06/15/16	(137)
Commonwealth Bank of Australia	CAD	3,679	USD	2,846	05/10/16	(86)
Commonwealth Bank of Australia	CAD	3,737	USD	2,985	06/07/16	7
Commonwealth Bank of Australia	CHF	2,929	USD	3,056	05/10/16	2
Commonwealth Bank of Australia	CHF	2,820	USD	2,931	06/07/16	(12)
Commonwealth Bank of Australia	EUR	9,775	USD	11,146	05/10/16	(49)
Commonwealth Bank of Australia	EUR	9,749	USD	11,119	06/07/16	(55)
Commonwealth Bank of Australia	EUR	6,836	USD	7,563	06/15/16	(274)
Commonwealth Bank of Australia	GBP	4,260	USD	6,141	05/10/16	(84)
Commonwealth Bank of Australia	GBP	4,228	USD	6,184	06/07/16	6
Commonwealth Bank of Australia	JPY	761,925	USD	6,793	05/10/16	(369)
Commonwealth Bank of Australia	JPY	763,215	USD	7,131	06/07/16	(48)
Royal Bank of Canada	USD	98	AUD	129	05/10/16	—
Royal Bank of Canada	USD	11,018	AUD	14,610	06/15/16	71
Royal Bank of Canada	USD	13,030	CAD	17,150	06/15/16	638
Royal Bank of Canada	USD	455	CHF	437	05/10/16	1
Royal Bank of Canada	USD	120	EUR	106	05/10/16	1
Royal Bank of Canada	USD	37,010	EUR	33,010	06/15/16	837
Royal Bank of Canada	USD	183	GBP	129	05/10/16	5
Royal Bank of Canada	USD	138	SEK	1,122	05/10/16	2
Royal Bank of Canada	CAD	233	USD	178	05/10/16	(8)
Royal Bank of Canada	HKD	1,097	USD	141	05/10/16	—
Royal Bank of Canada	JPY	5,163	USD	46	05/10/16	(3)
Royal Bank of Canada	JPY	2,947,490	USD	26,048	06/15/16	(1,683)
Royal Bank of Canada	SGD	106	USD	78	05/10/16	—
Standard Chartered	USD	2,153	AUD	2,822	05/10/16	(7)
Standard Chartered	USD	2,983	CAD	3,737	05/10/16	(5)
Standard Chartered	USD	2,926	CHF	2,820	05/10/16	14
Standard Chartered	USD	11,106	EUR	9,749	05/10/16	59
Standard Chartered	USD	6,173	GBP	4,228	05/10/16	5
Standard Chartered	USD	7,123	JPY	763,215	05/10/16	50
Standard Chartered	AUD	2,854	USD	2,195	05/10/16	25

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 43

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
Standard Chartered	AUD	2,822	USD	2,150	06/07/16	8
Standard Chartered	CAD	3,679	USD	2,846	05/10/16	(86)
Standard Chartered	CAD	3,737	USD	2,983	06/07/16	5
Standard Chartered	CHF	2,929	USD	3,056	05/10/16	2
Standard Chartered	CHF	2,820	USD	2,929	06/07/16	(14)
Standard Chartered	EUR	9,775	USD	11,149	05/10/16	(46)
Standard Chartered	EUR	9,749	USD	11,115	06/07/16	(59)
Standard Chartered	GBP	4,260	USD	6,137	05/10/16	(87)
Standard Chartered	GBP	4,228	USD	6,173	06/07/16	(5)
Standard Chartered	JPY	761,925	USD	6,793	05/10/16	(370)
Standard Chartered	JPY	763,215	USD	7,128	06/07/16	(51)
State Street	USD	5,077	GBP	3,580	06/15/16	155
State Street	USD	3,513	HKD	27,254	05/10/16	—
State Street	USD	4,596	SEK	36,947	05/10/16	6
State Street	USD	1,717	SGD	2,305	05/10/16	(3)
State Street	AUD	7,444	USD	5,514	06/15/16	(136)
State Street	CAD	23,820	USD	17,793	06/15/16	(1,192)
State Street	CHF	5,120	USD	5,178	06/15/16	(169)
State Street	HKD	26,157	USD	3,374	05/10/16	2
State Street	HKD	27,254	USD	3,514	06/07/16	—
State Street	SEK	38,069	USD	4,703	05/10/16	(39)
State Street	SEK	36,947	USD	4,600	06/07/16	(6)
State Street	SGD	2,199	USD	1,639	05/10/16	4
State Street	SGD	2,305	USD	1,715	06/07/16	3
UBS	USD	6,527	JPY	733,890	06/15/16	378
UBS	AUD	7,444	USD	5,512	06/15/16	(138)
UBS	EUR	6,836	USD	7,566	06/15/16	(272)
Wespac	USD	6,540	JPY	733,890	06/15/16	365
Wespac	EUR	6,836	USD	7,576	06/15/16	(262)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(5,838)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America		USD	32,496	09/02/16	(1,554)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						(1,554)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee is based on the 3
Month LIBOR rate plus a fee of 0.050%.

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$

CDX Emerging Markets Index	Bank of America	USD	62,700	(1.000%)	06/20/21	5,196

CDX NA High Yield Index	Morgan Stanley	USD	113,600	5.000%	06/20/21	3,654
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $7,180						8,850

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate Date	Date	$

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$2,556,355	$—		$—	$2,556,355		97.3
Options Purchased	4,573	—		—	4,573		0.2
Short-Term Investments(a)	—	—		—	49,637		1.9
Total Investments	2,560,928	—		—	2,610,565		99.4
Other Assets and Liabilities, Net							0.6
							100.0
Other Financial Instruments
Futures Contracts	(1,968)	—		—	(1,968)		(0.1)
Options Written	(2,413)			—	(2,413)		(0.1)
Foreign Currency Exchange Contracts	—	(5,838)		—	(5,838)		(0.2)
Total Return Swap Contracts	—	(1,554)		—	(1,554)		(0.1)
Credit Default Swap Contracts	—	8,850		—	8,850		0.3
Total Other Financial Instruments*	$(4,381)	$1,458		$—	$(2,923)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain investments that are measured at fair value using the new asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Company
Balanced Strategy Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

				Foreign
		Equity	Credit	Currency
Derivatives not accounted for as hedging instruments		Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*		$4,573	$—	$—
Unrealized appreciation on foreign currency exchange contracts		—	—	4,399
Variation margin on futures contracts**		3,501	—	—
Credit default swap contracts, at fair value		—	8,850	—
Total		$8,074	$8,850	$4,399

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**		$5,469	$—	$—
Unrealized depreciation on foreign currency exchange contracts		—	—	10,237
Options written, at fair value		2,413	—	—
Total return swap contracts, at fair value		1,554	—	—
Total		$9,436	$—	$10,237
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$12,611	$—	$—	$—
Futures contracts	(1,052)	—	—	—
Options written	(4,807)	—	—	—
Total return swap contracts	80	—	—	—
Interest rate swap contracts	—	—	—	(2,795)
Credit default swap contracts	—	1,084	—	—
Foreign currency-related transactions****	—	—	1,042	—
Total	$6,832	$1,084	$1,042	$(2,795)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$894	$—	$—	$—
Futures contracts	(3,865)	—	—	—
Options written	(496)	—	—	—
Total return swap contracts	1,367	—	—	—
Credit default swap contracts	—	1,670	—	—
Foreign currency-related transactions******	—	—	(6,428)	—
Total	$(2,100)	$1,670	$(6,428)	$—

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$4,573	$—	$4,573
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		4,399	—	4,399
Futures Contracts	Variation margin on futures contracts		660	—	660
Credit Default Swap Contracts	Credit default swap contracts, at fair value		8,850	—	8,850
Total Financial and Derivative Assets			18,482	—	18,482
Financial and Derivative Assets not subject to a netting agreement			(9,510)	—	(9,510)
Total Financial and Derivative Assets subject to a netting agreement			$8,972	$—	$8,972

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$5,121	$2,962	$—	$2,159
Bank of Montreal		137	137	—	—
BNP Paribas		538	538	—	—
Commonwealth Bank of Australia		541	541	—	—
Royal Bank of Canada		1,555	1,555	—	—
Standard Chartered		168	168	—	—
State Street		170	170	—	—
UBS		377	377	—	—
Westpac		365	262	—	103
Total		$8,972	$6,710	$—	$2,262

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 47

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross		Net Amounts
			Amounts		of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$3,154	$—	$3,154
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		10,237	—	10,237
Options Written Contracts	Options written, at fair value		2,413	—	2,413
Total Return Swap Contracts	Total return swap contracts, at fair value		1,554	—	1,554
Total Financial and Derivative Liabilities			17,358	—	17,358
Financial and Derivative Liabilities not subject to a netting agreement			(3,154)	—	(3,154)
Total Financial and Derivative Liabilities subject to a netting agreement			$14,204	$—	$14,204

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$6,157	$2,962	$—	$3,195
Bank of Montreal		736	137	—	599
BNP Paribas		1,129	538	—	591
Citigroup		405	—	—	405
Commonwealth Bank of Australia		1,136	541	—	595
Royal Bank of Canada		1,694	1,555	—	139
Standard Chartered		730	168	—	562
State Street		1,545	170	—	1,375
UBS		410	377	—	33
Westpac		262	262	—	—
Total		$14,204	$6,710	$—	$7,494

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,535,901
Investments, at fair value(>)	2,610,565
Cash (restricted)(a)(b)	32,020
Foreign currency holdings(^)	1
Unrealized appreciation on foreign currency exchange contracts	4,399
Receivables:
Dividends from affiliated Russell funds	18
Investments sold	4,461
Fund shares sold	1,225
Variation margin on futures contracts	660
Prepaid expenses	29
Credit default swap contracts, at fair value	8,850
Total assets	2,662,228

Liabilities
Payables:
Due to broker (c)	9,197
Investments purchased	3,679
Fund shares redeemed	3,170
Accrued fees to affiliates	1,467
Other accrued expenses	96
Variation margin on futures contracts	3,154
Unrealized depreciation on foreign currency exchange contracts	10,237
Options written, at fair value(x)	2,413
Total return swap contracts, at fair value(8)	1,554
Total liabilities	34,967

Net Assets	$2,627,261

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 49

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,967
Accumulated net realized gain (loss)	51,800
Unrealized appreciation (depreciation) on:
Investments	74,664
Futures contracts	(1,968)
Options written	(496)
Total return swap contracts	(1,554)
Credit default swap contracts	1,670
Foreign currency-related transactions	(5,839)
Shares of beneficial interest	2,390
Additional paid-in capital	2,502,627
Net Assets	$2,627,261

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.70
Class A — Net assets	$841,483,261
Class A — Shares outstanding ($.01 par value)	76,265,608
Net asset value per share: Class C(#)	$10.85
Class C — Net assets	$986,120,205
Class C — Shares outstanding ($.01 par value)	90,903,061
Net asset value per share: Class E(#)	$11.09
Class E — Net assets	$26,028,259
Class E — Shares outstanding ($.01 par value)	2,347,502
Net asset value per share: Class R1(#)	$11.16
Class R1 — Net assets	$146,308,944
Class R1 — Shares outstanding ($.01 par value)	13,113,764
Net asset value per share: Class R4(#)	$11.06
Class R4 — Net assets	$131,598,550
Class R4 — Shares outstanding ($.01 par value)	11,895,035
Net asset value per share: Class R5(#)	$11.09
Class R5 — Net assets	$82,496,295
Class R5 — Shares outstanding ($.01 par value)	7,441,518
Net asset value per share: Class S(#)	$11.15
Class S — Net assets	$413,225,037
Class S — Shares outstanding ($.01 par value)	37,047,956
Amounts in thousands
(^) Foreign currency holdings - cost	$1
(x) Premiums received on options written	$1,917
(+) Credit default swap contracts - premiums paid (received)	$7,180
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated Russell funds	$2,605,992

(a) Cash Collateral for Futures	$21,600
(b) Cash Collateral for Swaps	$10,420
(c) Due to Broker for Futures	$9,197
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

50 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$55,333

Expenses
Advisory fees	2,702
Administrative fees	574
Custodian fees	36
Distribution fees - Class A	1,059
Distribution fees - Class C	3,770
Distribution fees - Class R5	107
Transfer agent fees - Class A	847
Transfer agent fees - Class C	1,005
Transfer agent fees - Class E	30
Transfer agent fees - Class R1	166
Transfer agent fees - Class R4	137
Transfer agent fees - Class R5	86
Transfer agent fees - Class S	432
Professional fees	50
Registration fees	75
Shareholder servicing fees - Class C	1,257
Shareholder servicing fees - Class E	37
Shareholder servicing fees - Class R4	171
Shareholder servicing fees - Class R5	107
Trustees’ fees	43
Printing fees	177
Miscellaneous	17
Expenses before reductions	12,885
Expense reductions	(3,373)
Net expenses	9,512
Net investment income (loss)	45,821

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,705
Futures contracts	(1,052)
Options written	(4,807)
Total return swap contracts	80
Interest rate swap contracts	(2,795)
Credit default swap contracts	1,084
Foreign currency-related transactions	1,042
Capital gain distributions from Underlying Funds	63,313
Net realized gain (loss)	66,570
Net change in unrealized appreciation (depreciation) on:
Investments	(104,640)
Futures contracts	(3,865)
Options written	(496)
Total return swap contracts	1,367
Credit default swap contracts	1,670
Foreign currency-related transactions	(6,428)
Net change in unrealized appreciation (depreciation)	(112,392)
Net realized and unrealized gain (loss)	(45,822)
Net Increase (Decrease) in Net Assets from Operations	$(1)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 51

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,821	$83,674
Net realized gain (loss)	66,570	214,460
Net change in unrealized appreciation (depreciation)	(112,392)	(310,897)
Net increase (decrease) in net assets from operations	(1)	(12,763)

Distributions
From net investment income
Class A	(14,974)	(27,056)
Class C	(14,765)	(24,672)
Class E	(534)	(1,511)
Class R1	(3,231)	(7,007)
Class R4	(2,429)	(5,009)
Class R5	(1,366)	(3,183)
Class S	(7,845)	(15,364)
From net realized gain
Class A	(64,986)	—
Class C	(78,692)	—
Class E	(2,454)	—
Class R1	(13,573)	—
Class R4	(10,810)	—
Class R5	(6,598)	—
Class S	(33,009)	—
Net decrease in net assets from distributions	(255,266)	(83,802)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(89,730)	(489,691)
Total Net Increase (Decrease) in Net Assets	(344,997)	(586,256)

Net Assets
Beginning of period	2,972,258	3,558,514
End of period	$2,627,261	$2,972,258
Undistributed (overdistributed) net investment income included in net assets	$3,967	$3,290

See accompanying notes which are an integral part of the financial statements.

52 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,481	$27,180	5,840	$71,827
Proceeds from reinvestment of distributions	7,294	78,987	2,181	26,745
Payments for shares redeemed	(8,861)	(96,771)	(17,883)	(218,947)
Net increase (decrease)	914	9,396	(9,862)	(120,375)
Class C
Proceeds from shares sold	3,352	36,209	9,415	114,123
Proceeds from reinvestment of distributions	8,717	92,918	2,023	24,485
Payments for shares redeemed	(12,741)	(137,321)	(22,027)	(266,650)
Net increase (decrease)	(672)	(8,194)	(10,589)	(128,042)
Class E
Proceeds from shares sold	129	1,413	443	5,481
Proceeds from reinvestment of distributions	270	2,942	121	1,497
Payments for shares redeemed	(1,118)	(12,323)	(2,644)	(32,647)
Net increase (decrease)	(719)	(7,968)	(2,080)	(25,669)
Class R1
Proceeds from shares sold	1,474	16,301	3,580	44,545
Proceeds from reinvestment of distributions	1,536	16,801	566	7,007
Payments for shares redeemed	(6,376)	(69,822)	(8,831)	(108,883)
Net increase (decrease)	(3,366)	(36,720)	(4,685)	(57,331)
Class R4
Proceeds from shares sold	546	6,007	1,336	16,501
Proceeds from reinvestment of distributions	1,219	13,240	407	5,004
Payments for shares redeemed	(2,588)	(28,258)	(5,610)	(69,422)
Net increase (decrease)	(823)	(9,011)	(3,867)	(47,917)
Class R5
Proceeds from shares sold	615	6,707	1,069	13,204
Proceeds from reinvestment of distributions	732	7,964	258	3,183
Payments for shares redeemed	(2,281)	(25,480)	(4,527)	(55,905)
Net increase (decrease)	(934)	(10,809)	(3,200)	(39,518)
Class S
Proceeds from shares sold	3,524	38,601	7,550	93,912
Proceeds from reinvestment of distributions	3,695	40,417	1,218	15,086
Payments for shares redeemed	(9,500)	(105,442)	(14,575)	(179,837)
Net increase (decrease)	(2,281)	(26,424)	(5,807)	(70,839)
Total increase (decrease)	(7,881)	$(89,730)	(40,090)	$(489,691)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 53

Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	12.07	.21	(.17)	.04	(.20)	(.88)
October 31, 2015	12.43	.34	(.37)	(.03)	(.33)	—
October 31, 2014	11.89	.21	.53	.74	(.20)	—
October 31, 2013	10.78	.22	1.10	1.32	(.21)	—
October 31, 2012	10.20	.22	.57	.79	(.21)	—
October 31, 2011	10.33	.29	(.13)	.16	(.29)	—

Class C
April 30, 2016*	11.89	.16	(.16)	—	(.16)	(.88)
October 31, 2015	12.26	.24	(.36)	(.12)	(.25)	—
October 31, 2014	11.76	.12	.52	.64	(.14)	—
October 31, 2013	10.69	.14	1.09	1.23	(.16)	—
October 31, 2012	10.11	.14	.58	.72	(.14)	—
October 31, 2011	10.27	.21	(.14)	.07	(.23)	—

Class E
April 30, 2016*	12.13	.21	(.18)	.03	(.19)	(.88)
October 31, 2015	12.48	.36	(.40)	(.04)	(.31)	—
October 31, 2014	11.94	.22	.52	.74	(.20)	—
October 31, 2013	10.82	.25	1.08	1.33	(.21)	—
October 31, 2012	10.23	.22	.58	.80	(.21)	—
October 31, 2011	10.36	.39	(.24)	.15	(.28)	—

Class R1
April 30, 2016*	12.20	.23	(.18)	.05	(.21)	(.88)
October 31, 2015	12.55	.38	(.37)	.01	(.36)	—
October 31, 2014	12.00	.27	.52	.79	(.24)	—
October 31, 2013	10.86	.27	1.12	1.39	(.25)	—
October 31, 2012	10.28	.25	.59	.84	(.26)	—
October 31, 2011	10.41	.30	(.10)	.20	(.33)	—

Class R4(3)
April 30, 2016*	12.10	.21	(.17)	.04	(.20)	(.88)
October 31, 2015	12.46	.35	(.38)	(.03)	(.33)	—
October 31, 2014	11.92	.24	.51	.75	(.21)	—
October 31, 2013	10.80	.24	1.11	1.35	(.23)	—
October 31, 2012	10.21	.23	.59	.82	(.23)	—
October 31, 2011	10.36	.17	(.01)	.16	(.31)	—

Class R5(4)
April 30, 2016*	12.13	.19	(.17)	.02	(.18)	(.88)
October 31, 2015	12.48	.33	(.39)	(.06)	(.29)	—
October 31, 2014	11.94	.22	.51	.73	(.19)	—
October 31, 2013	10.83	.23	1.08	1.31	(.20)	—
October 31, 2012	10.23	.24	.56	.80	(.20)	—
October 31, 2011	10.36	.30	(.15)	.15	(.28)	—

Class S
April 30, 2016*	12.19	.22	(.17)	.05	(.21)	(.88)
October 31, 2015	12.55	.36	(.37)	(.01)	(.35)	—
October 31, 2014	12.00	.25	.52	.77	(.22)	—
October 31, 2013	10.87	.25	1.12	1.37	(.24)	—
October 31, 2012	10.28	.24	.59	.83	(.24)	—
October 31, 2011	10.42	.32	(.15)	.17	(.31)	—

See accompanying notes which are an integral part of the financial statements.

54 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(1.08)	11.03	.51	841,483.72		.44	1.81	5
(.33)	12.07	(.31)	909,827.72		.48	2.75	35
(.20)	12.43	6.30	1,058,976.72		.56	1.74	19
(.21)	11.89	12.47	1,093,788.71		.57	1.99	11
(.21)	10.78	7.94	1,068,990.70		.56	2.07	20
(.29)	10.20	1.51	1,058,489.71		.55	2.79	9

(1.04)	10.85	.19	986,120	1.47	1.19	1.40	5
(.25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(.14)	12.26	5.51	1,252,253	1.47	1.31	.98	19
(.16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11
(.14)	10.69	7.22	1,283,125	1.45	1.31	1.32	20
(.23)	10.11	.64	1,264,734	1.46	1.30	2.03	9

(1.07)	11.09	.43	26,028.72		.57	1.86	5
(.31)	12.13	(.32)	37,184.72		.56	2.93	35
(.20)	12.48	6.26	64,210.72		.56	1.81	19
(.21)	11.94	12.50	88,974.71		.57	2.22	11
(.21)	10.82	7.98	129,301.70		.56	2.16	20
(.28)	10.23	1.42	167,108.71		.55	3.64	9

(1.09)	11.16	.61	146,309.47		.26	2.03	5
(.36)	12.20	.04	200,991.47		.23	3.03	35
(.24)	12.55	6.63	265,650.47		.17	2.24	19
(.25)	12.00	13.00	306,020.46		.17	2.36	11
(.26)	10.86	8.36	279,572.45		.14	2.34	20
(.33)	10.28	1.94	207,763.47		.12	2.84	9

(1.08)	11.06	.47	131,599.72		.51	1.82	5
(.33)	12.10	(.31)	153,931.72		.48	2.86	35
(.21)	12.46	6.39	206,600.72		.42	1.99	19
(.23)	11.92	12.67	276,656.71		.42	2.15	11
(.23)	10.80	8.23	267,734.70		.39	2.24	20
(.31)	10.21	1.52	250,510.72		.37	1.64	9

(1.06)	11.09	.34	82,496.97		.76	1.67	5
(.29)	12.13	(.48)	101,555.97		.73	2.71	35
(.19)	12.48	6.17	144,430.97		.67	1.82	19
(.20)	11.94	12.32	212,516.96		.67	2.01	11
(.20)	10.83	7.95	261,491.95		.64	2.34	20
(.28)	10.23	1.43	697,038.96		.62	2.82	9

(1.09)	11.15	.57	413,225.47		.32	1.92	5
(.35)	12.19	(.13)	479,581.47		.31	2.93	35
(.22)	12.55	6.52	566,395.47		.31	2.03	19
(.24)	12.00	12.77	614,376.46		.32	2.20	11
(.24)	10.87	8.26	548,418.45		.31	2.30	20
(.31)	10.28	1.65	526,437.47		.30	3.03	9
See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 55

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$995.90	$1,022.03
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.83	$2.87

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$992.10	$1,018.30
	Expenses Paid During Period*	$6.54	$6.62
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$994.90	$1,022.03
of other funds.	Expenses Paid During Period*	$2.83	$2.87

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

56 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$996.50	$1,023.52
Expenses Paid During Period*	$1.34	$1.36

* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$995.30	$1,022.28
Expenses Paid During Period*	$2.58	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$994.90	$1,021.03
Expenses Paid During Period*	$3.82	$3.87

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$996.30	$1,023.27
Expenses Paid During Period*	$1.59	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 57

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.5%
Alternative - 11.0%
Russell Commodity Strategies Fund Class Y		9,315,375		51,700
Russell Global Infrastructure Fund Class Y		7,398,744		85,160
Russell Global Real Estate Securities Fund Class Y		1,367,341		50,304
				187,164

Domestic Equities - 35.8%
Russell U.S. Defensive Equity Fund Class Y		2,772,778		134,397
Russell U.S. Dynamic Equity Fund Class Y		14,290,326		134,901
Russell U.S. Small Cap Equity Fund Class Y		5,817,568		152,653
Select U.S. Equity Fund Class Y		17,536,586		185,361
				607,312

Fixed Income - 16.8%
Russell Global Opportunistic Credit Fund Class Y		9,091,973		85,010
Russell Strategic Bond Fund Class Y		18,421,074		200,790
				285,800

International Equities - 33.9%
Russell Emerging Markets Fund Class Y		10,129,559		152,247
Russell Global Equity Fund Class Y		20,294,817		203,354
Select International Equity Fund Class Y		25,816,580		220,474
				576,075

Total Investments in Russell Affiliated Mutual Funds
(cost $1,654,838)				1,656,351

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (58,928)	USD	121,771 (ÿ)		4,018
Total Options Purchased
(cost $3,233)				4,018

Short-Term Investments - 2.0%
Russell U.S. Cash Management Fund		33,844,246	(8)	33,844
Total Short-Term Investments
(cost $33,844)				33,844

Total Investments 99.7%
(identified cost $1,691,915)				1,694,213

Other Assets and Liabilities, Net - 0.3%				5,171
Net Assets - 100.0%				1,699,384

See accompanying notes which are an integral part of the financial statements.

58 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	50	EUR	4,367	05/16	56
CAC40 Euro Index Futures	318	EUR	13,914	05/16	357
DAX Index Futures	51	EUR	12,859	06/16	141
Euro STOXX 50 Index Futures	281	EUR	8,365	06/16	(56)
FTSE/MIB Index Futures	36	EUR	3,285	06/16	(40)
IBEX 35 Index Futures	54	EUR	4,863	05/16	347
MSCI EAFE Mini Index Futures	76	USD	6,315	06/16	209
MSCI Emerging Markets Mini Index Futures	37	USD	1,551	06/16	79
OMXS 30 Index Futures	220	SEK	29,728	05/16	8
Russell 1000 Mini Index Futures	20	USD	2,281	06/16	48
Russell 2000 Mini Index Futures	14	USD	1,579	06/16	81
S&P 500 E-Mini Index Futures	353	USD	36,343	06/16	1,123
S&P Mid 400 E-Mini Index Futures	23	USD	3,354	06/16	138
Short Positions
FTSE 100 Index Futures	90	GBP	5,591	06/16	(182)
MSCI EAFE Mini Index Futures	205	USD	17,034	06/16	(565)
MSCI Emerging Markets Mini Index Futures	124	USD	5,198	06/16	(241)
S&P/TSX 60 Index Futures	169	CAD	27,503	06/16	(653)
SPI 200 Index Futures	185	AUD	24,194	06/16	(489)
TOPIX Index Futures	115	JPY	1,525,476	06/16	(123)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					238

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 59

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	58,928	1,962.06	USD	115,620	07/29/16	(2,120)
Total Liability for Options Written (premiums received $1,684)							(2,120)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2015				—	$—
Opened			7,882,537		7,301
Closed			(7,802,387)		(4,250)
Expired				(21,222)	(1,367)
Outstanding April 30, 2016				58,928	$1,684

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount	Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Bank of America		USD	468	CAD	627	06/15/16	32
Bank of America		USD	583	EUR	527	06/15/16	21
Bank of America		USD	3,481	EUR	3,040	06/15/16	4
Bank of America		USD	2,071	GBP	1,460	06/15/16	62
Bank of America		USD	2,299	JPY	258,473	06/15/16	133
Bank of America		USD	3,340	JPY	364,870	06/15/16	93
Bank of America		AUD	5,833	USD	4,322	06/15/16	(106)
Bank of America		EUR	6,420	USD	7,255	06/15/16	(105)
Bank of America		KRW	25,987,000	USD	21,442	06/15/16	(1,210)
Bank of America		SEK	1,790	USD	220	06/15/16	(3)
Bank of America		TWD	264,000	USD	8,041	06/15/16	(131)
Bank of Montreal		USD	1,306	AUD	1,713	05/10/16	(4)
Bank of Montreal		USD	1,811	CAD	2,268	05/10/16	(3)
Bank of Montreal		USD	1,778	CHF	1,711	05/10/16	6
Bank of Montreal		USD	6,752	EUR	5,917	05/10/16	24
Bank of Montreal		USD	3,750	GBP	2,566	05/10/16	(1)
Bank of Montreal		USD	4,323	JPY	463,195	05/10/16	30
Bank of Montreal		AUD	1,705	USD	1,308	05/10/16	12
Bank of Montreal		AUD	1,713	USD	1,305	06/07/16	4
Bank of Montreal		CAD	2,198	USD	1,697	05/10/16	(54)
Bank of Montreal		CAD	2,268	USD	1,811	06/07/16	3
Bank of Montreal		CHF	1,750	USD	1,826	05/10/16	1
Bank of Montreal		CHF	1,711	USD	1,780	06/07/16	(7)
Bank of Montreal		EUR	5,840	USD	6,656	05/10/16	(32)
Bank of Montreal		EUR	5,917	USD	6,757	06/07/16	(24)
Bank of Montreal		GBP	2,545	USD	3,658	05/10/16	(61)
Bank of Montreal		GBP	2,566	USD	3,751	06/07/16	1
Bank of Montreal		JPY	455,163	USD	4,055	05/10/16	(222)
Bank of Montreal		JPY	463,195	USD	4,326	06/07/16	(31)
BNP Paribas		USD	1,307	AUD	1,713	05/10/16	(6)
BNP Paribas		USD	1,811	CAD	2,268	05/10/16	(3)
BNP Paribas		USD	468	CAD	627	06/15/16	31
BNP Paribas		USD	1,777	CHF	1,711	05/10/16	7
BNP Paribas		USD	6,744	EUR	5,917	05/10/16	32
BNP Paribas		USD	583	EUR	527	06/15/16	21

See accompanying notes which are an integral part of the financial statements.

60 Growth Strategy Fun

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	3,754	GBP	2,566	05/10/16	(5)
BNP Paribas	USD	2,071	GBP	1,460	06/15/16	62
BNP Paribas	USD	4,325	JPY	463,195	05/10/16	29
BNP Paribas	USD	2,299	JPY	258,473	06/15/16	133
BNP Paribas	AUD	1,705	USD	1,311	05/10/16	15
BNP Paribas	AUD	1,713	USD	1,306	06/07/16	6
BNP Paribas	AUD	5,833	USD	4,323	06/15/16	(104)
BNP Paribas	CAD	2,198	USD	1,700	05/10/16	(52)
BNP Paribas	CAD	2,268	USD	1,811	06/07/16	3
BNP Paribas	CHF	1,750	USD	1,825	05/10/16	1
BNP Paribas	CHF	1,711	USD	1,779	06/07/16	(7)
BNP Paribas	EUR	5,840	USD	6,656	05/10/16	(32)
BNP Paribas	EUR	5,917	USD	6,750	06/07/16	(32)
BNP Paribas	GBP	2,545	USD	3,670	05/10/16	(49)
BNP Paribas	GBP	2,566	USD	3,754	06/07/16	5
BNP Paribas	JPY	455,163	USD	4,059	05/10/16	(220)
BNP Paribas	JPY	463,195	USD	4,327	06/07/16	(29)
Citigroup	CNY	177,000	USD	26,932	06/15/16	(313)
Commonwealth Bank of Australia	USD	1,307	AUD	1,713	05/10/16	(6)
Commonwealth Bank of Australia	USD	1,811	CAD	2,268	05/10/16	(4)
Commonwealth Bank of Australia	USD	1,777	CHF	1,711	05/10/16	7
Commonwealth Bank of Australia	USD	6,743	EUR	5,917	05/10/16	34
Commonwealth Bank of Australia	USD	3,753	GBP	2,566	05/10/16	(4)
Commonwealth Bank of Australia	USD	4,325	JPY	463,195	05/10/16	29
Commonwealth Bank of Australia	AUD	1,705	USD	1,311	05/10/16	15
Commonwealth Bank of Australia	AUD	1,713	USD	1,306	06/07/16	6
Commonwealth Bank of Australia	CAD	2,198	USD	1,700	05/10/16	(52)
Commonwealth Bank of Australia	CAD	2,268	USD	1,811	06/07/16	4
Commonwealth Bank of Australia	CHF	1,750	USD	1,826	05/10/16	1
Commonwealth Bank of Australia	CHF	1,711	USD	1,779	06/07/16	(7)
Commonwealth Bank of Australia	EUR	5,840	USD	6,658	05/10/16	(29)
Commonwealth Bank of Australia	EUR	5,917	USD	6,748	06/07/16	(33)
Commonwealth Bank of Australia	GBP	2,545	USD	3,668	05/10/16	(50)
Commonwealth Bank of Australia	GBP	2,566	USD	3,753	06/07/16	4
Commonwealth Bank of Australia	JPY	455,163	USD	4,058	05/10/16	(221)
Commonwealth Bank of Australia	JPY	463,195	USD	4,328	06/07/16	(29)
Royal Bank of Canada	USD	160	CHF	154	05/10/16	—
Royal Bank of Canada	USD	39	SEK	319	05/10/16	1
Royal Bank of Canada	AUD	30	USD	23	05/10/16	—
Royal Bank of Canada	CAD	281	USD	215	05/10/16	(9)
Royal Bank of Canada	EUR	308	USD	350	05/10/16	(3)
Royal Bank of Canada	GBP	84	USD	119	05/10/16	(4)
Royal Bank of Canada	HKD	914	USD	118	05/10/16	—
Royal Bank of Canada	JPY	32,125	USD	286	05/10/16	(16)
Royal Bank of Canada	SGD	86	USD	64	05/10/16	—
Standard Chartered	USD	1,306	AUD	1,713	05/10/16	(5)
Standard Chartered	USD	1,810	CAD	2,268	05/10/16	(3)
Standard Chartered	USD	1,776	CHF	1,711	05/10/16	9
Standard Chartered	USD	6,740	EUR	5,917	05/10/16	36
Standard Chartered	USD	3,746	GBP	2,566	05/10/16	3
Standard Chartered	USD	4,323	JPY	463,195	05/10/16	30
Standard Chartered	AUD	1,705	USD	1,311	05/10/16	15
Standard Chartered	AUD	1,713	USD	1,305	06/07/16	5
Standard Chartered	CAD	2,198	USD	1,700	05/10/16	(52)
Standard Chartered	CAD	2,268	USD	1,810	06/07/16	3
Standard Chartered	CHF	1,750	USD	1,825	05/10/16	1

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 61

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	CHF	1,711	USD	1,778	06/07/16	(9)
Standard Chartered	EUR	5,840	USD	6,660	05/10/16	(28)
Standard Chartered	EUR	5,917	USD	6,746	06/07/16	(36)
Standard Chartered	GBP	2,545	USD	3,666	05/10/16	(52)
Standard Chartered	GBP	2,566	USD	3,747	06/07/16	(3)
Standard Chartered	JPY	455,163	USD	4,058	05/10/16	(219)
Standard Chartered	JPY	463,195	USD	4,326	06/07/16	(31)
State Street	USD	468	CAD	627	06/15/16	31
State Street	USD	583	EUR	527	06/15/16	21
State Street	USD	2,070	GBP	1,460	06/15/16	63
State Street	USD	2,132	HKD	16,540	05/10/16	—
State Street	USD	2,298	JPY	258,473	06/15/16	134
State Street	USD	2,789	SEK	22,423	05/10/16	4
State Street	USD	1,042	SGD	1,399	05/10/16	(2)
State Street	AUD	5,833	USD	4,321	06/15/16	(107)
State Street	HKD	15,626	USD	2,016	05/10/16	1
State Street	HKD	16,540	USD	2,133	06/07/16	—
State Street	SEK	22,742	USD	2,810	05/10/16	(23)
State Street	SEK	22,423	USD	2,792	06/07/16	(4)
State Street	SGD	1,313	USD	978	05/10/16	2
State Street	SGD	1,399	USD	1,041	06/07/16	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,655)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	61,094	09/02/16	(2,922)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(2,922)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 3
Month LIBOR rate plus a fee of 0.050%.

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$1,656,351	$—	$—	$1,656,351	97.5
Options Purchased	4,018	—	—	4,018	0.2
Short-Term Investments(a)	—	—	—	33,844	2.0
Total Investments	1,660,369	—	—	1,694,213	99.7
Other Assets and Liabilities, Net					0.3
					100.0

See accompanying notes which are an integral part of the financial statements.

62 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Other Financial Instruments
Futures Contracts	238	—	—	238	—*
Options Written	(2,120)	—	—	(2,120)	(0.1)
Foreign Currency Exchange Contracts	—	(2,655)	—	(2,655)	(0.2)
Total Return Swap Contracts	(2,992)	—	—	(2,992)	(0.2)
Total Other Financial Instruments**	$(4,874)	$(2,655)	$—	$(7,529)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a)    Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 63

Russell Investment Company
Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$4,018	$—
Unrealized appreciation on foreign currency exchange contracts	—	1,232
Variation margin on futures contracts**	2,587	—
Total	$6,605	$1,232

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$2,349	$—
Unrealized depreciation on foreign currency exchange contracts	—	3,887
Options written, at fair value	2,120	—
Total return swap contracts, at fair value	2,922	—
Total	$7,391	$3,887
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$11,049	$—
Futures contracts	(146)	—
Options written	(4,598)	—
Total return swap contracts	(4,542)	—
Foreign currency-related transactions****	—	661
Total	$1,763	$661

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$785	$—
Futures contracts	(4,645)	—
Options written	(436)	—
Total return swap contracts	2,570	—
Foreign currency-related transactions******	—	(3,017)
Total	$(1,726)	$(3,017)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$4,018	$—	$4,018
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		1,232	—	1,232
Futures Contracts	Variation margin on futures contracts		182	—	182
Total Financial and Derivative Assets			5,432	—	5,432
Financial and Derivative Assets not subject to a netting agreement			(182)	—	(182)
Total Financial and Derivative Assets subject to a netting agreement			$5,250	$—	$5,250

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$4,364	$2,465	$—	$1,899
Bank of Montreal		83	83	—	—
BNP Paribas		344	201	—	143
Commonwealth Bank of Australia		99	99	—	—
Royal Bank of Canada		1	1	—	—
Standard Chartered		101	101	—	—
State Street		258	116	—	142
Total		$5,250	$3,066	$—	$2,184

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$2,021	$—	$2,021
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		3,887	—	3,887
Options Written Contracts	Options written, at fair value		2,120	—	2,120
Total Return Swap Contracts	Total return swap contracts, at fair value		2,922	—	2,922
Total Financial and Derivative Liabilities			10,950	—	10,950
Financial and Derivative Liabilities not subject to a netting agreement			(2,021)	—	(2,021)
Total Financial and Derivative Liabilities subject to a netting agreement			$8,929	$—	$8,929

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$6,598	$2,465	$—	$4,133
Bank of Montreal		441	83	—	358
BNP Paribas		538	201	—	337
Citigroup		313	—	—	313
Commonwealth Bank of Australia		434	99	—	335
Royal Bank of Canada		32	1	—	31
Standard Chartered		437	101	—	336
State Street		136	116	—	20
Total		$8,929	$3,066	$—	$5,863

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,691,915
Investments, at fair value(>)	1,694,213
Cash (restricted)(a)(b)	16,980
Unrealized appreciation on foreign currency exchange contracts	1,232
Receivables:
Dividends from affiliated Russell funds	12
Investments sold	3,303
Fund shares sold	698
Variation margin on futures contracts	182
Prepaid expenses	19
Total assets	1,716,639

Liabilities
Payables:
Investments purchased	3,231
Fund shares redeemed	1,935
Accrued fees to affiliates	1,052
Other accrued expenses	87
Variation margin on futures contracts	2,021
Unrealized depreciation on foreign currency exchange contracts	3,887
Options written, at fair value(x)	2,120
Total return swap contracts, at fair value(8)	2,922
Total liabilities	17,255

Net Assets	$1,699,384

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 67

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9,357
Accumulated net realized gain (loss)	27,279
Unrealized appreciation (depreciation) on:
Investments	2,298
Futures contracts	238
Options written	(436)
Total return swap contracts	(2,922)
Foreign currency-related transactions	(2,655)
Shares of beneficial interest	1,492
Additional paid-in capital	1,664,733
Net Assets	$1,699,384

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.18
Class A — Net assets	$612,837,759
Class A — Shares outstanding ($.01 par value)	53,404,909
Net asset value per share: Class C(#)	$11.15
Class C — Net assets	$596,676,993
Class C — Shares outstanding ($.01 par value)	53,506,598
Net asset value per share: Class E(#)	$11.52
Class E — Net assets	$21,126,304
Class E — Shares outstanding ($.01 par value)	1,833,533
Net asset value per share: Class R1(#)	$11.60
Class R1 — Net assets	$81,640,811
Class R1 — Shares outstanding ($.01 par value)	7,037,574
Net asset value per share: Class R4(#)	$11.51
Class R4 — Net assets	$94,183,591
Class R4 — Shares outstanding ($.01 par value)	8,180,542
Net asset value per share: Class R5(#)	$11.52
Class R5 — Net assets	$58,983,532
Class R5 — Shares outstanding ($.01 par value)	5,120,195
Net asset value per share: Class S(#)	$11.60
Class S — Net assets	$233,935,143
Class S — Shares outstanding ($.01 par value)	20,165,819
Amounts in thousands
(x) Premiums received on options written	$1,684
(>) Investments in affiliated Russell funds	$1,690,195
(8) Total return swap contracts – premium paid (received)	$—

(a) Cash Collateral for Futures	$12,600
(b) Cash Collateral for Swaps	$4,380
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

68 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$32,533

Expenses
Advisory fees	1,721
Administrative fees	366
Custodian fees	35
Distribution fees - Class A	768
Distribution fees - Class C	2,252
Distribution fees - Class R5	73
Transfer agent fees - Class A	614
Transfer agent fees - Class C	601
Transfer agent fees - Class E	23
Transfer agent fees - Class R1	88
Transfer agent fees - Class R4	96
Transfer agent fees - Class R5	59
Transfer agent fees - Class S	240
Professional fees	37
Registration fees	61
Shareholder servicing fees - Class C	751
Shareholder servicing fees - Class E	28
Shareholder servicing fees - Class R4	121
Shareholder servicing fees - Class R5	73
Trustees’ fees	27
Printing fees	136
Miscellaneous	12
Expenses before reductions	8,182
Expense reductions	(1,423)
Net expenses	6,759
Net investment income (loss)	25,774

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,519
Futures contracts	(146)
Options written	(4,598)
Total return swap contracts	(4,542)
Foreign currency-related transactions	661
Capital gain distributions from Underlying Funds	49,154
Net realized gain (loss)	43,048
Net change in unrealized appreciation (depreciation) on:
Investments	(79,660)
Futures contracts	(4,645)
Options written	(436)
Total return swap contracts	2,570
Foreign currency-related transactions	(3,017)
Net change in unrealized appreciation (depreciation)	(85,188)
Net realized and unrealized gain (loss)	(42,140)
Net Increase (Decrease) in Net Assets from Operations	$(16,366)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 69

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,774	$48,823
Net realized gain (loss)	43,048	165,194
Net change in unrealized appreciation (depreciation)	(85,188)	(246,185)
Net increase (decrease) in net assets from operations	(16,366)	(32,168)

Distributions
From net investment income
Class A	(8,266)	(15,921)
Class C	(6,098)	(13,333)
Class E	(311)	(1,026)
Class R1	(1,295)	(3,046)
Class R4	(1,340)	(3,089)
Class R5	(734)	(1,791)
Class S	(3,505)	(7,269)
In excess
Class A	—	(1,608)
Class C	—	(1,347)
Class E	—	(104)
Class R1	—	(307)
Class R4	—	(312)
Class R5	—	(181)
Class S	—	(734)
Net decrease in net assets from distributions	(21,549)	(50,068)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(151,105)	(311,093)
Total Net Increase (Decrease) in Net Assets	(189,020)	(393,329)

Net Assets
Beginning of period	1,888,404	2,281,733
End of period	$1,699,384	$1,888,404
Undistributed (overdistributed) net investment income included in net assets	$9,357	$5,132

See accompanying notes which are an integral part of the financial statements.

70 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,629	$18,137	4,192	$50,206
Proceeds from reinvestment of distributions	726	8,230	1,456	17,454
Payments for shares redeemed	(5,852)	(65,390)	(11,284)	(134,983)
Net increase (decrease)	(3,497)	(39,023)	(5,636)	(67,323)
Class C
Proceeds from shares sold	2,081	22,555	5,813	67,853
Proceeds from reinvestment of distributions	548	6,046	1,246	14,566
Payments for shares redeemed	(6,563)	(71,151)	(13,887)	(161,705)
Net increase (decrease)	(3,934)	(42,550)	(6,828)	(79,286)
Class E
Proceeds from shares sold	152	1,698	461	5,566
Proceeds from reinvestment of distributions	27	307	93	1,124
Payments for shares redeemed	(551)	(6,079)	(2,524)	(30,334)
Net increase (decrease)	(372)	(4,074)	(1,970)	(23,644)
Class R1
Proceeds from shares sold	709	8,005	1,497	18,136
Proceeds from reinvestment of distributions	113	1,294	277	3,353
Payments for shares redeemed	(2,220)	(25,355)	(5,558)	(67,070)
Net increase (decrease)	(1,398)	(16,056)	(3,784)	(45,581)
Class R4
Proceeds from shares sold	357	3,982	813	9,759
Proceeds from reinvestment of distributions	118	1,340	283	3,401
Payments for shares redeemed	(1,757)	(19,860)	(3,837)	(46,192)
Net increase (decrease)	(1,282)	(14,538)	(2,741)	(33,032)
Class R5
Proceeds from shares sold	394	4,378	593	7,106
Proceeds from reinvestment of distributions	64	733	164	1,972
Payments for shares redeemed	(772)	(8,542)	(3,044)	(36,588)
Net increase (decrease)	(314)	(3,431)	(2,287)	(27,510)
Class S
Proceeds from shares sold	1,637	18,418	4,632	56,042
Proceeds from reinvestment of distributions	303	3,465	654	7,914
Payments for shares redeemed	(4,723)	(53,316)	(8,195)	(98,673)
Net increase (decrease)	(2,783)	(31,433)	(2,909)	(34,717)
Total increase (decrease)	(13,580)	$(151,105)	(26,155)	$(311,093)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 71

Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	Distributions in
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Excess
Class A
April 30, 2016*	11.68	.18	(.23)	(.05)	(.15)	—
October 31, 2015	12.14	.30	(.48)	(.18)	(.25)	(.03)
October 31, 2014	11.60	.23	.52	.75	(.21)	—
October 31, 2013	10.11	.17	1.48	1.65	(.16)	—
October 31, 2012	9.56	.17	.55	.72	(.17)	—
October 31, 2011	9.68	.21	(.13)	.08	(.20)	—

Class C
April 30, 2016*	11.36	.13	(.23)	(.10)	(.11)	—
October 31, 2015	11.85	.20	(.46)	(.26)	(.21)	(.03)
October 31, 2014	11.36	.13	.52	.65	(.16)	—
October 31, 2013	9.93	.08	1.46	1.54	(.11)	—
October 31, 2012	9.41	.10	.53	.63	(.11)	—
October 31, 2011	9.57	.13	(.12)	.01	(.17)	—

Class E
April 30, 2016*	11.73	.19	(.25)	(.06)	(.15)	—
October 31, 2015	12.19	.35	(.53)	(.18)	(.25)	(.03)
October 31, 2014	11.64	.24	.52	.76	(.21)	—
October 31, 2013	10.15	.18	1.47	1.65	(.16)	—
October 31, 2012	9.59	.18	.54	.72	(.16)	—
October 31, 2011	9.69	.29	(.20)	.09	(.19)	—

Class R1
April 30, 2016*	11.81	.20	(.24)	(.04)	(.17)	—
October 31, 2015	12.27	.36	(.50)	(.14)	(.29)	(.03)
October 31, 2014	11.72	.29	.52	.81	(.26)	—
October 31, 2013	10.21	.20	1.50	1.70	(.19)	—
October 31, 2012	9.65	.21	.56	.77	(.21)	—
October 31, 2011	9.75	.22	(.09)	.13	(.23)	—

Class R4(3)
April 30, 2016*	11.72	.19	(.25)	(.06)	(.15)	—
October 31, 2015	12.18	.33	(.50)	(.17)	(.26)	(.03)
October 31, 2014	11.64	.26	.50	.76	(.22)	—
October 31, 2013	10.14	.19	1.48	1.67	(.17)	—
October 31, 2012	9.59	.19	.54	.73	(.18)	—
October 31, 2011	9.70	.10	—(h)	.10	(.21)	—

Class R5(4)
April 30, 2016*	11.73	.17	(.24)	(.07)	(.14)	—
October 31, 2015	12.19	.31	(.50)	(.19)	(.25)	(.03)
October 31, 2014	11.65	.24	.49	.73	(.19)	—
October 31, 2013	10.16	.17	1.47	1.64	(.15)	—
October 31, 2012	9.59	.20	.52	.72	(.15)	—
October 31, 2011	9.71	.21	(.14)	.07	(.19)	—

Class S
April 30, 2016*	11.81	.20	(.26)	(.06)	(.15)	—
October 31, 2015	12.27	.34	(.49)	(.15)	(.28)	(.03)
October 31, 2014	11.72	.26	.53	.79	(.24)	—
October 31, 2013	10.21	.19	1.50	1.69	(.18)	—
October 31, 2012	9.65	.20	.55	.75	(.19)	—
October 31, 2011	9.76	.24	(.14)	.10	(.21)	—

See accompanying notes which are an integral part of the financial statements.

72 Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.15)	11.48	(.41)	612,838.73		.57	1.61	5
(.28)	11.68	(1.50)	664,817.72		.56	2.51	39
(.21)	12.14	6.52	759,361.72		.56	1.91	22
(.16)	11.60	16.55	768,352.71		.57	1.53	11
(.17)	10.11	7.64	713,412.70		.56	1.79	23
(.20)	9.56	.75	734,024.73		.55	2.12	7

(.11)	11.15	(.79)	596,677	1.48	1.32	1.16	5
(.23)	11.36	(2.31)	652,242	1.47	1.31	1.68	39
(.16)	11.85	5.77	761,495	1.47	1.31	1.12	22
(.11)	11.36	15.62	763,893	1.46	1.32	.76	11
(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23
(.17)	9.41	.05	738,624	1.48	1.30	1.36	7

(.15)	11.52	(.51)	21,126.73		.57	1.68	5
(.28)	11.73	(1.51)	25,868.72		.56	2.89	39
(.21)	12.19	6.57	50,878.72		.56	2.04	22
(.16)	11.64	16.47	69,531.71		.57	1.67	11
(.16)	10.15	7.69	95,667.70		.56	1.87	23
(.19)	9.59	.88	130,274.72		.55	2.92	7

(.17)	11.60	(.35)	81,641.48		.27	1.78	5
(.32)	11.81	(1.15)	99,618.47		.23	2.96	39
(.26)	12.27	6.95	149,940.47		.17	2.43	22
(.19)	11.72	16.93	166,211.46		.17	1.87	11
(.21)	10.21	8.15	143,252.45		.14	2.08	23
(.23)	9.65	1.23	116,928.48		.12	2.22	7

(.15)	11.51	(.47)	94,184.73		.52	1.68	5
(.29)	11.72	(1.42)	110,916.72		.48	2.72	39
(.22)	12.18	6.63	148,650.72		.42	2.19	22
(.17)	11.64	16.73	199,046.71		.42	1.74	11
(.18)	10.14	7.81	200,007.70		.39	1.97	23
(.21)	9.59	1.00	196,374.73		.37	1.03	7

(.14)	11.52	(.51)	58,983.98		.77	1.53	5
(.27)	11.73	(1.71)	63,731.97		.73	2.60	39
(.19)	12.19	6.37	94,141.97		.67	2.01	22
(.15)	11.65	16.37	135,920.96		.67	1.57	11
(.15)	10.16	7.65	171,237.95		.64	2.03	23
(.19)	9.59	.70	500,954.98		.62	2.12	7

(.15)	11.60	(.37)	233,935.48		.32	1.80	5
(.31)	11.81	(1.23)	271,012.47		.31	2.81	39
(.24)	12.27	6.81	317,268.47		.31	2.16	22
(.18)	11.72	16.80	304,251.46		.32	1.71	11
(.19)	10.21	7.96	258,600.45		.31	2.01	23
(.21)	9.65	1.01	254,107.48		.30	2.37	7

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 73

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads ) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2015	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2016	$991.60	$1,022.03
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.82	$2.87

Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$988.20	$1,018.30
	Expenses Paid During Period*	$6.53	$6.62
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2016	$992.20	$1,022.03
of other funds.	Expenses Paid During Period*	$2.82	$2.87

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

74 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$993.20	$1,023.67
Expenses Paid During Period*	$1.19	$1.21

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$991.90	$1,022.43
Expenses Paid During Period*	$2.43	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$991.30	$1,021.18
Expenses Paid During Period*	$3.66	$3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$992.90	$1,023.27
Expenses Paid During Period*	$1.59	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Equity Growth Strategy Fund 75

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Russell Affiliated Mutual Funds - 97.4%
Alternative - 11.1%
Russell Commodity Strategies Fund Class Y		3,851,364		21,375
Russell Global Infrastructure Fund Class Y		3,050,353		35,110
Russell Global Real Estate Securities Fund Class Y		562,462		20,693
				77,178

Domestic Equities - 38.6%
Russell U.S. Defensive Equity Fund Class Y		1,279,967		62,040
Russell U.S. Dynamic Equity Fund Class Y		6,567,562		61,998
Russell U.S. Small Cap Equity Fund Class Y		2,913,920		76,461
Select U.S. Equity Fund Class Y		6,521,308		68,930
				269,429

Fixed Income - 9.0%
Russell Global Opportunistic Credit Fund Class Y		6,739,551		63,015

International Equities - 38.7%
Russell Emerging Markets Fund Class Y		5,087,072		76,459
Russell Global Equity Fund Class Y		10,375,631		103,963
Select International Equity Fund Class Y		10,554,514		90,136
				270,558

Total Investments in Russell Affiliated Mutual Funds
(cost $690,968)				680,180

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Jul 2016 2,066.43 Put (26,829)	USD	55,440 (ÿ)		1,829
Total Options Purchased
(cost $1,472)				1,829

Short-Term Investments - 1.9%
Russell U.S. Cash Management Fund		13,219,924	(8)	13,220
Total Short-Term Investments
(cost $13,220)				13,220

Total Investments 99.6%
(identified cost $705,660)				695,229

Other Assets and Liabilities, Net - 0.4%				3,072
Net Assets - 100.0%				698,301

See accompanying notes which are an integral part of the financial statements.

76 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date	$
Long Positions
Amsterdam Index Futures				19	EUR	1,659	05/16	21
CAC40 Euro Index Futures				121	EUR	5,294	05/16	131
DAX Index Futures				19	EUR	4,791	06/16	52
Euro STOXX 50 Index Futures				108	EUR	3,215	06/16	(25)
FTSE/MIB Index Futures				14	EUR	1,277	06/16	(8)
IBEX 35 Index Futures				21	EUR	1,891	05/16	135
MSCI EAFE Mini Index Futures				30	USD	2,493	06/16	82
MSCI Emerging Markets Mini Index Futures				15	USD	629	06/16	32
OMXS 30 Index Futures				84	SEK	11,351	05/16	3
Russell 1000 Mini Index Futures				8	USD	912	06/16	10
Russell 2000 Mini Index Futures				4	USD	451	06/16	23
S&P 500 E-Mini Index Futures				134	USD	13,796	06/16	363
S&P Mid 400 E-Mini Index Futures				9	USD	1,312	06/16	36
Short Positions
FTSE 100 Index Futures				27	GBP	1,677	06/16	(57)
MSCI EAFE Mini Index Futures				95	USD	7,894	06/16	(262)
MSCI Emerging Markets Mini Index Futures				58	USD	2,431	06/16	(114)
S&P/TSX 60 Index Futures				72	CAD	11,717	06/16	(278)
SPI 200 Index Futures				75	AUD	9,807	06/16	(199)
TOPIX Index Futures				40	JPY	530,601	06/16	(57)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(112)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
S&P 500 Index	Put	26,829	1,962.06		USD	52,640	07/29/16	(965)
Total Liability for Options Written (premiums received $767)								(965)

Transactions in options written contracts for the period ended April 30, 2016 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2015					—	$—
Opened			2,446,058			1,900
Closed			(2,410,499)			(571)
Expired					(8,730)	(562)
Outstanding April 30, 2016			26,829			$767

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Bank of America		USD	1,328		EUR	1,160	06/15/16	2
Bank of America		USD	933		JPY	101,880	06/15/16	26
Bank of America		EUR	2,450		USD	2,769	06/15/16	(40)
Bank of America		KRW	13,730,000		USD	11,329	06/15/16	(640)
Bank of America		SEK	700		USD	86	06/15/16	(1)
Bank of America		TWD	153,000		USD	4,660	06/15/16	(76)
Bank of Montreal		USD	589	AUD		772	05/10/16	(2)
Bank of Montreal		USD	816		CAD	1,023	05/10/16	(2)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 77

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	802	CHF	772	05/10/16	3
Bank of Montreal	USD	3,044	EUR	2,668	05/10/16	11
Bank of Montreal	USD	1,691	GBP	1,157	05/10/16	(1)
Bank of Montreal	USD	1,949	JPY	208,841	05/10/16	14
Bank of Montreal	AUD	761	USD	584	05/10/16	5
Bank of Montreal	AUD	772	USD	588	06/07/16	2
Bank of Montreal	CAD	981	USD	757	05/10/16	(24)
Bank of Montreal	CAD	1,023	USD	816	06/07/16	2
Bank of Montreal	CHF	781	USD	814	05/10/16	1
Bank of Montreal	CHF	772	USD	802	06/07/16	(3)
Bank of Montreal	EUR	2,605	USD	2,969	05/10/16	(14)
Bank of Montreal	EUR	2,668	USD	3,047	06/07/16	(11)
Bank of Montreal	GBP	1,135	USD	1,632	05/10/16	(27)
Bank of Montreal	GBP	1,157	USD	1,691	06/07/16	1
Bank of Montreal	JPY	203,063	USD	1,809	05/10/16	(101)
Bank of Montreal	JPY	208,841	USD	1,950	06/07/16	(14)
BNP Paribas	USD	590	AUD	772	05/10/16	(2)
BNP Paribas	USD	816	CAD	1,023	05/10/16	(1)
BNP Paribas	USD	801	CHF	772	05/10/16	3
BNP Paribas	USD	3,041	EUR	2,668	05/10/16	14
BNP Paribas	USD	1,433	EUR	1,295	06/15/16	51
BNP Paribas	USD	1,693	GBP	1,157	05/10/16	(2)
BNP Paribas	USD	2,192	GBP	1,545	06/15/16	66
BNP Paribas	USD	1,950	JPY	208,841	05/10/16	13
BNP Paribas	USD	2,788	JPY	313,500	06/15/16	161
BNP Paribas	AUD	761	USD	585	05/10/16	7
BNP Paribas	AUD	772	USD	589	06/07/16	3
BNP Paribas	AUD	3,465	USD	2,568	06/15/16	(62)
BNP Paribas	CAD	981	USD	758	05/10/16	(23)
BNP Paribas	CAD	1,023	USD	816	06/07/16	1
BNP Paribas	CAD	35	USD	26	06/15/16	(2)
BNP Paribas	CHF	781	USD	814	05/10/16	—
BNP Paribas	CHF	772	USD	802	06/07/16	(3)
BNP Paribas	EUR	2,605	USD	2,969	05/10/16	(14)
BNP Paribas	EUR	2,668	USD	3,043	06/07/16	(14)
BNP Paribas	GBP	1,135	USD	1,637	05/10/16	(22)
BNP Paribas	GBP	1,157	USD	1,693	06/07/16	2
BNP Paribas	JPY	203,063	USD	1,811	05/10/16	(98)
BNP Paribas	JPY	208,841	USD	1,951	06/07/16	(13)
Citigroup	CNY	95,000	USD	14,455	06/15/16	(168)
Commonwealth Bank of Australia	USD	590	AUD	772	05/10/16	(3)
Commonwealth Bank of Australia	USD	817	CAD	1,023	05/10/16	(2)
Commonwealth Bank of Australia	USD	801	CHF	772	05/10/16	3
Commonwealth Bank of Australia	USD	3,040	EUR	2,668	05/10/16	15
Commonwealth Bank of Australia	USD	1,692	GBP	1,157	05/10/16	(2)
Commonwealth Bank of Australia	USD	1,950	JPY	208,841	05/10/16	13
Commonwealth Bank of Australia	AUD	761	USD	585	05/10/16	7
Commonwealth Bank of Australia	AUD	772	USD	589	06/07/16	3
Commonwealth Bank of Australia	CAD	981	USD	759	05/10/16	(23)
Commonwealth Bank of Australia	CAD	1,023	USD	817	06/07/16	2
Commonwealth Bank of Australia	CHF	781	USD	814	05/10/16	1
Commonwealth Bank of Australia	CHF	772	USD	802	06/07/16	(3)
Commonwealth Bank of Australia	EUR	2,605	USD	2,971	05/10/16	(13)
Commonwealth Bank of Australia	EUR	2,668	USD	3,042	06/07/16	(15)
Commonwealth Bank of Australia	GBP	1,135	USD	1,636	05/10/16	(22)
Commonwealth Bank of Australia	GBP	1,157	USD	1,692	06/07/16	2

See accompanying notes which are an integral part of the financial statements.

78 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	JPY	203,063	USD	1,810	05/10/16	(99)
Commonwealth Bank of Australia	JPY	208,841	USD	1,951	06/07/16	(13)
Royal Bank of Canada	USD	37	CHF	36	05/10/16	—
Royal Bank of Canada	USD	4	SEK	36	05/10/16	—
Royal Bank of Canada	AUD	46	USD	35	05/10/16	—
Royal Bank of Canada	CAD	168	USD	128	05/10/16	(6)
Royal Bank of Canada	EUR	249	USD	283	05/10/16	(2)
Royal Bank of Canada	GBP	87	USD	123	05/10/16	(4)
Royal Bank of Canada	HKD	487	USD	63	05/10/16	—
Royal Bank of Canada	JPY	23,112	USD	206	05/10/16	(11)
Royal Bank of Canada	SGD	45	USD	33	05/10/16	—
Standard Chartered	USD	589	AUD	772	05/10/16	(2)
Standard Chartered	USD	816	CAD	1,023	05/10/16	(1)
Standard Chartered	USD	801	CHF	772	05/10/16	4
Standard Chartered	USD	3,039	EUR	2,668	05/10/16	16
Standard Chartered	USD	1,689	GBP	1,157	05/10/16	1
Standard Chartered	USD	1,949	JPY	208,841	05/10/16	14
Standard Chartered	AUD	761	USD	585	05/10/16	7
Standard Chartered	AUD	772	USD	588	06/07/16	2
Standard Chartered	CAD	981	USD	758	05/10/16	(23)
Standard Chartered	CAD	1,023	USD	816	06/07/16	1
Standard Chartered	CHF	781	USD	814	05/10/16	—
Standard Chartered	CHF	772	USD	801	06/07/16	(4)
Standard Chartered	EUR	2,605	USD	2,971	05/10/16	(12)
Standard Chartered	EUR	2,668	USD	3,041	06/07/16	(16)
Standard Chartered	GBP	1,135	USD	1,636	05/10/16	(23)
Standard Chartered	GBP	1,157	USD	1,689	06/07/16	(1)
Standard Chartered	JPY	203,063	USD	1,810	05/10/16	(99)
Standard Chartered	JPY	208,841	USD	1,950	06/07/16	(14)
State Street	USD	1,433	EUR	1,295	06/15/16	52
State Street	USD	2,191	GBP	1,545	06/15/16	67
State Street	USD	961	HKD	7,458	05/10/16	—
State Street	USD	2,788	JPY	313,500	06/15/16	161
State Street	USD	1,258	SEK	10,110	05/10/16	2
State Street	USD	470	SGD	631	05/10/16	(1)
State Street	AUD	3,465	USD	2,566	06/15/16	(63)
State Street	CAD	35	USD	26	06/15/16	(2)
State Street	HKD	6,971	USD	899	05/10/16	—
State Street	HKD	7,458	USD	962	06/07/16	—
State Street	SEK	10,146	USD	1,253	05/10/16	(10)
State Street	SEK	10,110	USD	1,259	06/07/16	(2)
State Street	SGD	586	USD	437	05/10/16	1
State Street	SGD	631	USD	470	06/07/16	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,108)

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 79

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Index	Bank of America	USD	25,022	09/02/16	(1,197)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(1,197)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 3
Month LIBOR rate plus a fee of 0.050%.

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$680,180	$—	$—	$680,180	97.4
Options Purchased	1,829	—	—	1,829	0.3
Short-Term Investments(a)	—	—	—	13,220	1.9
Total Investments	682,009	—	—	695,229	99.6
Other Assets and Liabilities, Net					0.4
					100.0
Other Financial Instruments
Futures Contracts	(112)	—	—	(112)	(—)*
Options Written	—	—	—	—	(0.1)
Foreign Currency Exchange Contracts	—	(1,108)	—	(1,108)	(0.2)
Total Return Swap Contracts	—	(1,197)	—	(1,197)	(0.2)
Total Other Financial Instruments*	$(112)	$(2,305)	$—	$(3,382)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.
(a) Certain Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. Accordingly, the total fair value amounts presented in the table may not reconcile to the sum of the individual levels but are intended to permit reconciliation to the amounts presented in the Schedule of Investments..

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

80 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2016 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$1,829	$—
Unrealized appreciation on foreign currency exchange contracts	—	763
Variation margin on futures contracts**	888	—
Total	$2,717	$763

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,000	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,871
Options written, at fair value	965	—
Total return swap contracts, at fair value	1,197	—
Total	$3,162	$1,871
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$3,703	$—
Futures contracts	209	—
Options written	(1,050)	—
Total return swap contracts	(1,861)	—
Foreign currency-related transactions****	—	423
Total	$1,001	$423

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$357	$—
Futures contracts	(2,132)	—
Options written	(198)	—
Total return swap contracts	1,052	—
Foreign currency-related transactions******	—	(1,212)
Total	$(921)	$(1,212)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 81

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value		$1,829	$—	$1,829
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		763	—	763
Futures Contracts	Variation margin on futures contracts		72	—	72
Total Financial and Derivative Assets			2,664	—	2,664
Financial and Derivative Assets not subject to a netting agreement			(72)	—	(72)
Total Financial and Derivative Assets subject to a netting agreement			$2,592	$—	$2,592

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$1,858	$993	$—	$865
Bank of Montreal		37	37	—	—
BNP Paribas		322	107	—	215
Commonwealth Bank of Australia		45	45	—	—
Standard Chartered		46	46	—	—
State Street		284	69	—	215
Total		$2,592	$1,297	$—	$1,295

See accompanying notes which are an integral part of the financial statements.

82 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2016 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
				Gross	Net Amounts
				Amounts	of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$775	$—	$775
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		1,871	—	1,871
Options Written Contracts	Options written, at fair value		965	—	965
Total Return Swap Contracts	Total return swap contracts, at fair value		1,197	—	1,197
Total Financial and Derivative Liabilities			4,808	—	4,808
Financial and Derivative Liabilities not subject to a netting agreement			(775)	—	(775)
Total Financial and Derivative Liabilities subject to a netting agreement			$4,033	$—	$4,033

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^	Net Amount
Bank of America		$2,919	$993	$—	$1,926
Bank of Montreal		197	37	—	160
BNP Paribas		258	107	—	151
Citigroup		168	—	—	168
Commonwealth Bank of Australia		194	45	—	149
Royal Bank of Canada		23	—	—	23
Standard Chartered		196	46	—	150
State Street		78	69	—	9
Total		$4,033	$1,297	$—	$2,736

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 83

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$705,664
Investments, at fair value(>)	695,229
Cash (restricted)(a)(b)	8,080
Unrealized appreciation on foreign currency exchange contracts	763
Receivables:
Dividends from affiliated Russell funds	5
Investments sold	897
Fund shares sold	294
Variation margin on futures contracts	72
Prepaid expenses	8
Total assets	705,348

Liabilities
Payables:
Investments purchased	1,472
Fund shares redeemed	303
Accrued fees to affiliates	416
Other accrued expenses	48
Variation margin on futures contracts	775
Unrealized depreciation on foreign currency exchange contracts	1,871
Options written, at fair value(x)	965
Total return swap contracts, at fair value(8)	1,197
Total liabilities	7,047

Net Assets	$698,301

See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2016 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$4,114
Accumulated net realized gain (loss)	(96,853)
Unrealized appreciation (depreciation) on:
Investments	(10,435)
Futures contracts	(112)
Options written	(198)
Total return swap contracts	(1,197)
Foreign currency-related transactions	(1,108)
Shares of beneficial interest	659
Additional paid-in capital	803,431
Net Assets	$698,301

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.04
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.71
Class A — Net assets	$187,317,816
Class A — Shares outstanding ($.01 par value)	16,960,270
Net asset value per share: Class C(#)	$9.96
Class C — Net assets	$258,264,624
Class C — Shares outstanding ($.01 par value)	25,927,423
Net asset value per share: Class E(#)	$10.80
Class E — Net assets	$6,899,543
Class E — Shares outstanding ($.01 par value)	638,927
Net asset value per share: Class R1(#)	$11.10
Class R1 — Net assets	$26,781,669
Class R1 — Shares outstanding ($.01 par value)	2,412,254
Net asset value per share: Class R4(#)	$10.83
Class R4 — Net assets	$33,745,220
Class R4 — Shares outstanding ($.01 par value)	3,114,731
Net asset value per share: Class R5(#)	$10.71
Class R5 — Net assets	$24,814,507
Class R5 — Shares outstanding ($.01 par value)	2,316,928
Net asset value per share: Class S(#)	$11.08
Class S — Net assets	$160,477,331
Class S — Shares outstanding ($.01 par value)	14,481,016
Amounts in thousands
(x) Premiums received on options written	$767
(>) Investments in affiliated Russell funds	$693,400
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$5,100
(b) Cash Collateral for Swaps	$2,980
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 85

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$12,497

Expenses
Advisory fees	706
Administrative fees	150
Custodian fees	31
Distribution fees - Class A	238
Distribution fees - Class C	973
Distribution fees - Class R5	32
Transfer agent fees - Class A	190
Transfer agent fees - Class C	260
Transfer agent fees - Class E	8
Transfer agent fees - Class R1	29
Transfer agent fees - Class R4	34
Transfer agent fees - Class R5	26
Transfer agent fees - Class S	159
Professional fees	24
Registration fees	48
Shareholder servicing fees - Class C	324
Shareholder servicing fees - Class E	10
Shareholder servicing fees - Class R4	42
Shareholder servicing fees - Class R5	32
Trustees’ fees	11
Printing fees	63
Miscellaneous	10
Expenses before reductions	3,400
Expense reductions	(654)
Net expenses	2,746
Net investment income (loss)	9,751

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,285
Futures contracts	209
Options written	(1,050)
Total return swap contracts	(1,861)
Foreign currency-related transactions	423
Capital gain distributions from Underlying Funds	23,210
Net realized gain (loss)	27,216
Net change in unrealized appreciation (depreciation) on:
Investments	(43,829)
Futures contracts	(2,132)
Options written	(198)
Total return swap contracts	1,052
Foreign currency-related transactions	(1,212)
Net change in unrealized appreciation (depreciation)	(46,319)
Net realized and unrealized gain (loss)	(19,103)
Net Increase (Decrease) in Net Assets from Operations	$(9,352)

See accompanying notes which are an integral part of the financial statements.

86 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,751	$21,047
Net realized gain (loss)	27,216	59,995
Net change in unrealized appreciation (depreciation)	(46,319)	(97,318)
Net increase (decrease) in net assets from operations	(9,352)	(16,276)

Distributions
From net investment income
Class A	(2,199)	(5,196)
Class C	(2,384)	(5,914)
Class E	(92)	(481)
Class R1	(372)	(1,335)
Class R4	(415)	(1,251)
Class R5	(278)	(1,037)
Class S	(2,033)	(4,597)
In excess
Class A	—	(333)
Class C	—	(379)
Class E	—	(31)
Class R1	—	(86)
Class R4	—	(80)
Class R5	—	(66)
Class S	—	(294)
Net decrease in net assets from distributions	(7,773)	(21,080)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(63,563)	(123,235)
Total Net Increase (Decrease) in Net Assets	(80,688)	(160,591)

Net Assets
Beginning of period	778,989	939,580
End of period	$698,301	$778,989
Undistributed (overdistributed) net investment income included in net assets	$4,114	$2,136

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 87

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	550	$5,883	1,439	$16,759
Proceeds from reinvestment of distributions	201	2,187	476	5,510
Payments for shares redeemed	(2,122)	(22,950)	(3,435)	(39,824)
Net increase (decrease)	(1,371)	(14,880)	(1,520)	(17,555)
Class C
Proceeds from shares sold	1,120	10,833	2,861	29,995
Proceeds from reinvestment of distributions	240	2,360	593	6,228
Payments for shares redeemed	(3,047)	(29,437)	(6,578)	(69,011)
Net increase (decrease)	(1,687)	(16,244)	(3,124)	(32,788)
Class E
Proceeds from shares sold	96	974	232	2,644
Proceeds from reinvestment of distributions	8	92	45	510
Payments for shares redeemed	(434)	(4,541)	(1,315)	(15,020)
Net increase (decrease)	(330)	(3,475)	(1,038)	(11,866)
Class R1
Proceeds from shares sold	273	2,933	616	7,173
Proceeds from reinvestment of distributions	34	370	122	1,421
Payments for shares redeemed	(967)	(10,467)	(3,268)	(37,665)
Net increase (decrease)	(660)	(7,164)	(2,530)	(29,071)
Class R4
Proceeds from shares sold	226	2,388	601	6,877
Proceeds from reinvestment of distributions	39	415	117	1,331
Payments for shares redeemed	(611)	(6,441)	(2,229)	(25,526)
Net increase (decrease)	(346)	(3,638)	(1,511)	(17,318)
Class R5
Proceeds from shares sold	154	1,595	302	3,406
Proceeds from reinvestment of distributions	27	278	98	1,103
Payments for shares redeemed	(667)	(6,964)	(2,268)	(25,618)
Net increase (decrease)	(486)	(5,091)	(1,868)	(21,109)
Class S
Proceeds from shares sold	1,394	15,060	5,110	60,171
Proceeds from reinvestment of distributions	148	1,617	385	4,470
Payments for shares redeemed	(2,759)	(29,748)	(5,018)	(58,169)
Net increase (decrease)	(1,217)	(13,071)	477	6,472
Total increase (decrease)	(6,097)	$(63,563)	(11,114)	$(123,235)

See accompanying notes which are an integral part of the financial statements.

88 Equity Growth Strategy Fund

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Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	$
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	Distributions
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	in Excess
Class A
April 30, 2016*	11.26	.17	(.27)	(.10)	(.12)	—
October 31, 2015	11.75	.32	(.53)	(.21)	(.26)	(.02)
October 31, 2014	11.24	.26	.49	.75	(.24)	—
October 31, 2013	9.50	.12	1.75	1.87	(.13)	—
October 31, 2012	8.93	.15	.54	.69	(.12)	—
October 31, 2011	9.00	.14	(.09)	.05	(.12)	—

Class C
April 30, 2016*	10.17	.09	(.21)	(.12)	(.09)	—
October 31, 2015	10.64	.17	(.43)	(.26)	(.20)	(.01)
October 31, 2014	10.23	.14	.46	.60	(.19)	—
October 31, 2013	8.69	.04	1.59	1.63	(.09)	—
October 31, 2012	8.21	.07	.51	.58	(.10)	—
October 31, 2011	8.34	.07	(.09)	(.02)	(.11)	—

Class E
April 30, 2016*	11.01	.17	(.26)	(.09)	(.12)	—
October 31, 2015	11.49	.34	(.54)	(.20)	(.26)	(.02)
October 31, 2014	10.99	.26	.48	.74	(.24)	—
October 31, 2013	9.30	.13	1.69	1.82	(.13)	—
October 31, 2012	8.75	.14	.53	.67	(.12)	—
October 31, 2011	8.81	.20	(.14)	.06	(.12)	—

Class R1
April 30, 2016*	11.32	.19	(.27)	(.08)	(.14)	—
October 31, 2015	11.81	.44	(.60)	(.16)	(.31)	(.02)
October 31, 2014	11.29	.34	.46	.80	(.28)	—
October 31, 2013	9.53	.15	1.77	1.92	(.16)	—
October 31, 2012	8.95	.18	.55	.73	(.15)	—
October 31, 2011	8.99	.16	(.08)	.08	(.12)	—

Class R4(3)
April 30, 2016*	11.05	.17	(.26)	(.09)	(.13)	—
October 31, 2015	11.53	.34	(.52)	(.18)	(.28)	(.02)
October 31, 2014	11.03	.30	.45	.75	(.25)	—
October 31, 2013	9.32	.14	1.71	1.85	(.14)	—
October 31, 2012	8.77	.16	.52	.68	(.13)	—
October 31, 2011	8.82	.09	(.02)	.07	(.12)	—

Class R5(4)
April 30, 2016*	10.92	.15	(.25)	(.10)	(.11)	—
October 31, 2015	11.40	.32	(.53)	(.21)	(.25)	(.02)
October 31, 2014	10.91	.26	.45	.71	(.22)	—
October 31, 2013	9.23	.11	1.69	1.80	(.12)	—
October 31, 2012	8.68	.16	.51	.67	(.12)	—
October 31, 2011	8.76	.13	(.09)	.04	(.12)	—

Class S
April 30, 2016*	11.30	.19	(.27)	(.08)	(.14)	—
October 31, 2015	11.79	.33	(.51)	(.18)	(.29)	(.02)
October 31, 2014	11.27	.30	.48	.78	(.26)	—
October 31, 2013	9.52	.15	1.75	1.90	(.15)	—
October 31, 2012	8.95	.17	.54	.71	(.14)	—
October 31, 2011	9.00	.17	(.10)	.07	(.12)	—

See accompanying notes which are an integral part of the financial statements.

90 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.12)	11.04	(.84)	187,318.75		.57	1.60	10
(.28)	11.26	(1.80)	206,436.73		.56	2.72	47
(.24)	11.75	6.70	233,233.72		.56	2.28	23
(.13)	11.24	19.86	241,814.71		.57	1.17	14
(.12)	9.50	7.90	218,585.71		.56	1.61	24
(.12)	8.93	.46	232,317.74		.55	1.52	7

(.09)	9.96	(1.18)	258,265	1.50	1.32	.89	10
(.21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(.19)	10.64	5.87	327,125	1.47	1.31	1.37	23
(.09)	10.23	18.95	331,940	1.46	1.32	.42	14
(.10)	8.69	7.12	311,910	1.46	1.31	.86	24
(.11)	8.21	(.34)	347,822	1.49	1.30	.76	7

(.12)	10.80	(.78)	6,899.74		.57	1.58	10
(.28)	11.01	(1.78)	10,665.73		.56	3.01	47
(.24)	11.49	6.76	23,055.72		.56	2.35	23
(.13)	10.99	19.74	29,977.72		.57	1.29	14
(.12)	9.30	7.84	42,548.71		.56	1.60	24
(.12)	8.75	.59	56,276.73		.55	2.12	7

(.14)	11.10	(.68)	26,782.49		.24	1.79	10
(.33)	11.32	(1.45)	34,770.48		.21	3.81	47
(.28)	11.81	7.17	66,147.47		.17	2.97	23
(.16)	11.29	20.37	87,682.46		.17	1.40	14
(.15)	9.53	8.29	64,614.46		.14	1.95	24
(.12)	8.95	.87	53,489.49		.12	1.76	7

(.13)	10.83	(.81)	33,745.74		.49	1.61	10
(.30)	11.05	(1.66)	38,243.73		.46	3.02	47
(.25)	11.53	6.87	57,343.72		.42	2.61	23
(.14)	11.03	20.07	92,890.71		.42	1.34	14
(.13)	9.32	7.94	88,307.71		.39	1.83	24
(.12)	8.77	.75	85,039.75		.37	.96	7

(.11)	10.71	(.87)	24,815.99		.74	1.42	10
(.27)	10.92	(1.94)	30,620.98		.71	2.87	47
(.22)	11.40	6.61	53,253.97		.67	2.34	23
(.12)	10.91	19.71	70,233.97		.67	1.14	14
(.12)	9.23	7.81	78,384.96		.64	1.78	24
(.12)	8.68	.37	239,637.99		.62	1.47	7

(.14)	11.08	(.71)	160,477.50		.32	1.76	10
(.31)	11.30	(1.54)	177,374.48		.31	2.84	47
(.26)	11.79	7.04	179,424.47		.31	2.56	23
(.15)	11.27	20.15	190,902.46		.32	1.46	14
(.14)	9.52	8.06	192,200.47		.31	1.82	24
(.12)	8.95	.74	179,547.49		.30	1.81	7

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 91

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2015	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2016	$1,013.80	$1,023.62
period indicated, which for this Fund is from November 1, 2015	Expenses Paid During Period*	$1.25	$1.26
to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$1,013.80	$1,023.62
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.25	$1.26

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$1,015.20	$1,024.86
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports
of other funds.	* There were no expenses charged to the Class.

92 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,013.90	$1,023.62
Expenses Paid During Period*	$1.25	$1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,012.60	$1,022.38
Expenses Paid During Period*	$2.50	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,015.20	$1,024.86
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2020 Strategy Fund 93

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 5.8%
Russell Commodity Strategies Fund Class Y	261,885	1,454
Russell Global Infrastructure Fund Class Y	112,184	1,291
Russell Global Real Estate Securities Fund Class Y	26,258	966
		3,711

Domestic Equities - 19.0%
Russell U.S. Defensive Equity Fund Class Y	33,424	1,620
Russell U.S. Dynamic Equity Fund Class Y	109,513	1,034
Russell U.S. Small Cap Equity Fund Class Y	62,981	1,653
Select U.S. Equity Fund Class Y	734,957	7,768
		12,075

Fixed Income - 58.3%
Russell Global Opportunistic Credit Fund Class Y	288,940	2,702
Russell Investment Grade Bond Fund Class Y	336,356	7,440
Russell Short Duration Bond Fund Class Y	336,385	6,448
Russell Strategic Bond Fund Class Y	1,889,925	20,600
		37,190

International Equities - 16.9%
Russell Emerging Markets Fund Class Y	95,440	1,435
Russell Global Equity Fund Class Y	355,034	3,557
Select International Equity Fund Class Y	678,448	5,794
		10,786

Total Investments in Russell Affiliated Mutual Funds
(cost $56,737)		63,762

Total Investments 100.0%
(identified cost $56,737)		63,762

Other Assets and Liabilities, Net - (0.0%)		(6)
Net Assets - 100.0%		63,756

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$63,762	$—	$—	$63,762	100.0
Total Investments	63,762	—	—	63,762	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

94 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$56,737
Investments, at fair value(>)	63,762
Receivables:
Investments sold	136
Fund shares sold	42
Total assets	63,940

Liabilities
Payables:
Fund shares redeemed	176
Accrued fees to affiliates	8
Total liabilities	184

Net Assets	$63,756

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(8)
Accumulated net realized gain (loss)	1,007
Unrealized appreciation (depreciation) on investments	7,025
Shares of beneficial interest	83
Additional paid-in capital	55,649
Net Assets	$63,756

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.65
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.12
Class A — Net assets	$201,669
Class A — Shares outstanding ($.01 par value)	26,359
Net asset value per share: Class E(#)	$7.66
Class E — Net assets	$1,833,598
Class E — Shares outstanding ($.01 par value)	239,360
Net asset value per share: Class R1(#)	$7.64
Class R1 — Net assets	$34,126,752
Class R1 — Shares outstanding ($.01 par value)	4,466,056
Net asset value per share: Class R4(#)	$7.64
Class R4 — Net assets	$9,509,545
Class R4 — Shares outstanding ($.01 par value)	1,244,705
Net asset value per share: Class R5(#)	$7.63
Class R5 — Net assets	$12,900,364
Class R5 — Shares outstanding ($.01 par value)	1,690,927
Net asset value per share: Class S(#)	$7.64
Class S — Net assets	$5,183,712
Class S — Shares outstanding ($.01 par value)	678,317
Amounts in thousands
(>) Investments in affiliated Russell funds	$63,762

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 95

Russell Investment Company
2020 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$1,425

Expenses
Distribution fees - Class A	—**
Distribution fees - Class R5	18
Shareholder servicing fees - Class E	2
Shareholder servicing fees - Class R4	11
Shareholder servicing fees - Class R5	18
Total expenses	49
Net investment income (loss)	1,376

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	830
Capital gain distributions from Underlying Funds	775
Net realized gain (loss)	1,605
Net change in unrealized appreciation (depreciation) on investments	(2,177)
Net realized and unrealized gain (loss)	(572)
Net Increase (Decrease) in Net Assets from Operations	$804

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

96 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,376	$2,315
Net realized gain (loss)	1,605	6,344
Net change in unrealized appreciation (depreciation)	(2,177)	(7,746)
Net increase (decrease) in net assets from operations	804	913

Distributions
From net investment income
Class A	(4)	(10)
Class E	(39)	(47)
Class R1	(768)	(1,192)
Class R4	(184)	(280)
Class R5	(272)	(561)
Class S	(118)	(226)
From net realized gain
Class A	(19)	(152)
Class E	(179)	(577)
Class R1	(3,345)	(12,846)
Class R4	(842)	(3,500)
Class R5	(1,340)	(8,665)
Class S	(517)	(2,714)
Net decrease in net assets from distributions	(7,627)	(30,770)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,908)	(12,169)
Total Net Increase (Decrease) in Net Assets	(8,731)	(42,026)

Net Assets
Beginning of period	72,487	114,513
End of period	$63,756	$72,487
Undistributed (overdistributed) net investment income included in net assets	$(8)	$1

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 97

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	3	22	19	160
Payments for shares redeemed	(6)	(53)	(34)	(290)
Net increase (decrease)	(3)	(31)	(15)	(130)
Class E
Proceeds from shares sold	4	32	31	268
Proceeds from reinvestment of distributions	29	218	73	624
Payments for shares redeemed	(22)	(169)	(66)	(654)
Net increase (decrease)	11	81	38	238
Class R1
Proceeds from shares sold	487	3,856	2,175	19,668
Proceeds from reinvestment of distributions	550	4,103	1,634	14,022
Payments for shares redeemed	(1,096)	(8,609)	(3,517)	(33,000)
Net increase (decrease)	(59)	(650)	292	690
Class R4
Proceeds from shares sold	103	793	182	1,623
Proceeds from reinvestment of distributions	138	1,026	440	3,780
Payments for shares redeemed	(96)	(757)	(584)	(5,210)
Net increase (decrease)	145	1,062	38	193
Class R5
Proceeds from shares sold	184	1,385	637	5,959
Proceeds from reinvestment of distributions	217	1,612	1,076	9,226
Payments for shares redeemed	(627)	(4,894)	(2,889)	(27,154)
Net increase (decrease)	(226)	(1,897)	(1,176)	(11,969)
Class S
Proceeds from shares sold	80	604	161	1,447
Proceeds from reinvestment of distributions	85	634	342	2,935
Payments for shares redeemed	(219)	(1,711)	(612)	(5,573)
Net increase (decrease)	(54)	(473)	(109)	(1,191)
Total increase (decrease)	(186)	$(1,908)	(932)	$(12,169)

See accompanying notes which are an integral part of the financial statements.

98 2020 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2020 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	8.51	.15	(.06)	.09	(.17)	(.78)
October 31, 2015	12.11	.28	(.21)	.07	(.25)	(3.42)
October 31, 2014	11.92	.27	.37	.64	(.22)	(.23)
October 31, 2013	11.17	.24	.80	1.04	(.29)	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—
October 31, 2011	10.63	.42	(.11)	.31	(.39)	—

Class E
April 30, 2016*	8.52	.16	(.07)	.09	(.17)	(.78)
October 31, 2015	12.13	.21	(.14)	.07	(.26)	(3.42)
October 31, 2014	11.94	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.19	.30	.74	1.04	(.29)	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—
October 31, 2011	10.63	.88	(.56)	.32	(.38)	—

Class R1
April 30, 2016*	8.50	.17	(.07)	.10	(.18)	(.78)
October 31, 2015	12.11	.23	(.14)	.09	(.28)	(3.42)
October 31, 2014	11.93	.27	.39	.66	(.25)	(.23)
October 31, 2013	11.18	.34	.73	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.40	(.07)	.33	(.41)	—

Class R4(3)
April 30, 2016*	8.50	.15	(.06)	.09	(.17)	(.78)
October 31, 2015	12.11	.22	(.15)	.07	(.26)	(3.42)
October 31, 2014	11.92	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.17	.30	.74	1.04	(.29)	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—
October 31, 2011	10.62	.36	(.06)	.30	(.38)	—

Class R5(4)
April 30, 2016*	8.49	.15	(.07)	.08	(.16)	(.78)
October 31, 2015	12.08	.22	(.16)	.06	(.23)	(3.42)
October 31, 2014	11.90	.21	.39	.60	(.19)	(.23)
October 31, 2013	11.15	.27	.74	1.01	(.26)	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—
October 31, 2011	10.61	.35	(.08)	.27	(.36)	—

Class S
April 30, 2016*	8.50	.17	(.07)	.10	(.18)	(.78)
October 31, 2015	12.11	.25	(.16)	.09	(.28)	(3.42)
October 31, 2014	11.93	.28	.38	.66	(.25)	(.23)
October 31, 2013	11.18	.32	.75	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—
October 31, 2011	10.64	.39	(.06)	.33	(.41)	—

See accompanying notes which are an integral part of the financial statements.

100 2020 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.95)	7.65	1.38	202.25		.25	1.97	20
(3.67)	8.51	.59	253.25		.25	3.03	28
(.45)	12.11	5.48	540.25		.25	2.24	42
(.29)	11.92	9.52	1,460.25		.25	2.11	15
(.24)	11.17	8.33	902.25		.25	3.02	21
(.39)	10.55	2.89	1,913.25		.25	3.85	24

(.95)	7.66	1.38	1,834.25		.25	2.06	20
(3.68)	8.52	.52	1,947.25		.25	2.37	28
(.45)	12.13	5.52	2,312.25		.25	1.80	42
(.29)	11.94	9.48	2,240.25		.25	2.62	15
(.25)	11.19	8.39	2,380.25		.25	2.30	21
(.38)	10.57	3.07	2,455.25		.25	8.23	24

(.96)	7.64	1.52	34,127	—	—	2.17	20
(3.70)	8.50	.78	38,455	—	—	2.56	28
(.48)	12.11	5.70	51,257	—	—	2.24	42
(.32)	11.93	9.77	92,947	—	—	2.95	15
(.28)	11.18	8.68	121,239	—	—	2.51	21
(.41)	10.56	3.17	111,545	—	—	3.63	24

(.95)	7.64	1.39	9,509.25		.25	2.01	20
(3.68)	8.50	.52	9,340.25		.25	2.41	28
(.45)	12.11	5.51	12,844.25		.25	1.82	42
(.29)	11.92	9.48	17,172.25		.25	2.65	15
(.24)	11.17	8.46	24,126.25		.25	2.55	21
(.38)	10.54	2.88	44,217.25		.25	3.25	24

(.94)	7.63	1.26	12,900.50		.50	1.91	20
(3.65)	8.49	.38	16,269.50		.50	2.37	28
(.42)	12.08	5.15	37,373.50		.50	1.73	42
(.26)	11.90	9.23	59,271.50		.50	2.38	15
(.22)	11.15	8.19	67,605.50		.50	2.17	21
(.36)	10.52	2.56	91,714.50		.50	3.20	24

(.96)	7.64	1.52	5,184	—	—	2.22	20
(3.70)	8.50	.78	6,223	—	—	2.78	28
(.48)	12.11	5.70	10,187	—	—	2.32	42
(.32)	11.93	9.77	20,550	—	—	2.80	15
(.28)	11.18	8.68	22,285	—	—	2.53	21
(.41)	10.56	3.17	18,962	—	—	3.60	24

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 101

Russell Investment Company
2025 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2015	$1,000.00	$1,000.00
which for this Fund is from November 1, 2015 to April 30, 2016.	Ending Account Value
	April 30, 2016	$1,011.80	$1,024.86
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$1,010.50	$1,023.62
	Expenses Paid During Period*	$1.25	$1.26
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2016	$1,009.30	$1,022.38
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.50	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

102 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.4%
Russell Commodity Strategies Fund Class Y	129,294	718
Russell Global Infrastructure Fund Class Y	53,936	621
Russell Global Real Estate Securities Fund Class Y	12,731	468
		1,807

Domestic Equities - 23.7%
Russell U.S. Defensive Equity Fund Class Y	15,186	736
Russell U.S. Dynamic Equity Fund Class Y	68,282	645
Russell U.S. Small Cap Equity Fund Class Y	41,682	1,094
Select U.S. Equity Fund Class Y	396,425	4,190
		6,665

Fixed Income - 47.5%
Russell Global Opportunistic Credit Fund Class Y	122,858	1,149
Russell Investment Grade Bond Fund Class Y	134,833	2,982
Russell Short Duration Bond Fund Class Y	63,267	1,213
Russell Strategic Bond Fund Class Y	733,384	7,994
		13,338

International Equities - 22.4%
Russell Emerging Markets Fund Class Y	61,763	928
Russell Global Equity Fund Class Y	205,329	2,057
Select International Equity Fund Class Y	387,065	3,306
		6,291

Total Investments in Russell Affiliated Mutual Funds
(cost $25,936)		28,101

Total Investments 100.0%
(identified cost $25,936)		28,101

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		28,097

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$28,101	$—	$—	$28,101	100.0
Total Investments	28,101	—	—	28,101	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 103

Russell Investment Company
2025 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$25,936
Investments, at fair value(>)	28,101
Receivables:
Fund shares sold	23
Total assets	28,124

Liabilities
Payables:
Investments purchased	22
Fund shares redeemed	1
Accrued fees to affiliates	4
Total liabilities	27

Net Assets	$28,097

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)
Accumulated net realized gain (loss)	(88)
Unrealized appreciation (depreciation) on investments	2,165
Shares of beneficial interest	35
Additional paid-in capital	25,989
Net Assets	$28,097

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.05
Class R1 — Net assets	$14,286,038
Class R1 — Shares outstanding ($.01 par value)	1,773,947
Net asset value per share: Class R4(#)	$8.06
Class R4 — Net assets	$7,398,275
Class R4 — Shares outstanding ($.01 par value)	918,082
Net asset value per share: Class R5(#)	$8.03
Class R5 — Net assets	$6,412,325
Class R5 — Shares outstanding ($.01 par value)	798,450
Amounts in thousands
(>) Investments in affiliated Russell funds	$28,101

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

104 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$611

Expenses
Distribution fees - Class R5	8
Shareholder servicing fees - Class R4	10
Shareholder servicing fees - Class R5	8
Total expenses	26
Net investment income (loss)	585

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	25
Capital gain distributions from Underlying Funds	402
Net realized gain (loss)	427
Net change in unrealized appreciation (depreciation) on investments	(790)
Net realized and unrealized gain (loss)	(363)
Net Increase (Decrease) in Net Assets from Operations	$222

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 105

Russell Investment Company
2025 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$585	$798
Net realized gain (loss)	427	522
Net change in unrealized appreciation (depreciation)	(790)	(1,110)
Net increase (decrease) in net assets from operations	222	210

Distributions
From net investment income
Class R1	(304)	(424)
Class R4	(155)	(176)
Class R5	(130)	(199)
From net realized gain
Class R1	(414)	(3,163)
Class R4	(226)	(1,537)
Class R5	(201)	(2,105)
Net decrease in net assets from distributions	(1,430)	(7,604)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,464)	4,967
Total Net Increase (Decrease) in Net Assets	(3,672)	(2,427)

Net Assets
Beginning of period	31,769	34,196
End of period	$28,097	$31,769
Undistributed (overdistributed) net investment income included in net assets	$(4)	$—

See accompanying notes which are an integral part of the financial statements.

106 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	201	$1,610	1,597	$13,886
Proceeds from reinvestment of distributions	91	718	423	3,588
Payments for shares redeemed	(524)	(4,268)	(1,380)	(11,770)
Net increase (decrease)	(232)	(1,940)	640	5,704
Class R4
Proceeds from shares sold	64	505	182	1,576
Proceeds from reinvestment of distributions	48	380	201	1,712
Payments for shares redeemed	(92)	(718)	(211)	(1,804)
Net increase (decrease)	20	167	172	1,484
Class R5
Proceeds from shares sold	81	638	298	2,611
Proceeds from reinvestment of distributions	43	331	272	2,304
Payments for shares redeemed	(208)	(1,660)	(803)	(7,136)
Net increase (decrease)	(84)	(691)	(233)	(2,221)
Total increase (decrease)	(296)	$(2,464)	579	$4,967

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 107

Russell Investment Company
2025 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2016*	8.39	.17	(.08)	.09	(.18)	(.25)
October 31, 2015	10.67	.21	(.15)	.06	(.25)	(2.09)
October 31, 2014	10.80	.25	.39	.64	(.24)	(.53)
October 31, 2013	10.01	.28	.96	1.24	(.26)	(.19)
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)
October 31, 2011	9.49	.30	(.02)	.28	(.33)	— (h)

Class R4(3)
April 30, 2016*	8.40	.16	(.08)	.08	(.17)	(.25)
October 31, 2015	10.67	.20	(.15)	.05	(.23)	(2.09)
October 31, 2014	10.81	.19	.42	.61	(.22)	(.53)
October 31, 2013	10.01	.23	1.00	1.23	(.24)	(.19)
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)
October 31, 2011	9.48	.30	(.04)	.26	(.30)	— (h)

Class R5(4)
April 30, 2016*	8.37	.15	(.08)	.07	(.16)	(.25)
October 31, 2015	10.64	.19	(.17)	.02	(.20)	(2.09)
October 31, 2014	10.77	.19	.40	.59	(.19)	(.53)
October 31, 2013	9.98	.20	.99	1.19	(.21)	(.19)
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)
October 31, 2011	9.46	.25	(.02)	.23	(.28)	— (h)

See accompanying notes which are an integral part of the financial statements.

108 2025 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.43)	8.05	1.18	14,286	—	—	2.08	18
(2.34)	8.39	.52	16,836	—	—	2.35	53
(.77)	10.67	6.23	14,573	—	—	2.41	67
(.45)	10.80	12.93	22,717	—	—	2.75	28
(.26)	10.01	9.00	34,875	—	—	2.32	37
(.33)	9.44	2.91	28,255	—	—	3.07	27

(.42)	8.06	1.05	7,398.25		.25	2.07	18
(2.32)	8.40	.37	7,540.25		.25	2.27	53
(.75)	10.67	5.87	7,743.25		.25	1.83	67
(.43)	10.81	12.68	6,736.25		.25	2.20	28
(.23)	10.01	8.67	6,235.25		.25	2.28	37
(.30)	9.44	2.74	8,188.25		.25	3.05	27

(.41)	8.03	.93	6,413.50		.50	1.93	18
(2.29)	8.37	.07	7,393.50		.50	2.14	53
(.72)	10.64	5.70	11,880.50		.50	1.84	67
(.40)	10.77	12.41	16,585.50		.50	1.99	28
(.20)	9.98	8.40	14,350.50		.50	2.00	37
(.28)	9.41	2.42	16,037.50		.50	2.57	27

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 109

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2015	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2016	$1,005.50	$1,023.62
period indicated, which for this Fund is from November 1, 2015	Expenses Paid During Period*	$1.25	$1.26
to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$1,005.60	$1,023.62
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.25	$1.26

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$1,006.90	$1,024.86
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports of other funds.

* There were no expenses charged to the Class.

110 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,005.60	$1,023.62
Expenses Paid During Period*	$1.25	$1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,004.20	$1,022.38
Expenses Paid During Period*	$2.49	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,006.80	$1,024.86
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2030 Strategy Fund 111

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 6.6%
Russell Commodity Strategies Fund Class Y	384,700	2,135
Russell Global Infrastructure Fund Class Y	149,270	1,718
Russell Global Real Estate Securities Fund Class Y	35,514	1,307
		5,160

Domestic Equities - 29.8%
Russell U.S. Defensive Equity Fund Class Y	45,042	2,183
Russell U.S. Dynamic Equity Fund Class Y	257,852	2,434
Russell U.S. Small Cap Equity Fund Class Y	160,270	4,205
Select U.S. Equity Fund Class Y	1,366,650	14,446
		23,268

Fixed Income - 35.1%
Russell Global Opportunistic Credit Fund Class Y	305,170	2,853
Russell Investment Grade Bond Fund Class Y	263,696	5,833
Russell Strategic Bond Fund Class Y	1,716,377	18,709
		27,395

International Equities - 28.5%
Russell Emerging Markets Fund Class Y	244,373	3,673
Russell Global Equity Fund Class Y	712,039	7,134
Select International Equity Fund Class Y	1,336,149	11,411
		22,218

Total Investments in Russell Affiliated Mutual Funds
(cost $70,272)		78,041

Total Investments 100.0%
(identified cost $70,272)		78,041

Other Assets and Liabilities, Net - (0.0%)		(8)
Net Assets - 100.0%		78,033

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$78,041	$—	$—	$78,041	100.0
Total Investments	78,041	—	—	78,041	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

112 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$70,272
Investments, at fair value(>)	78,041
Receivables:
Fund shares sold	57
Total assets	78,098

Liabilities
Payables:
Investments purchased	8
Fund shares redeemed	48
Accrued fees to affiliates	9
Total liabilities	65

Net Assets	$78,033

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(10)
Accumulated net realized gain (loss)	93
Unrealized appreciation (depreciation) on investments	7,769
Shares of beneficial interest	99
Additional paid-in capital	70,082
Net Assets	$78,033

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.92
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.40
Class A — Net assets	$812,967
Class A — Shares outstanding ($.01 par value)	102,590
Net asset value per share: Class E(#)	$7.83
Class E — Net assets	$248,575
Class E — Shares outstanding ($.01 par value)	31,739
Net asset value per share: Class R1(#)	$7.85
Class R1 — Net assets	$41,567,216
Class R1 — Shares outstanding ($.01 par value)	5,297,593
Net asset value per share: Class R4(#)	$7.83
Class R4 — Net assets	$10,867,204
Class R4 — Shares outstanding ($.01 par value)	1,388,091
Net asset value per share: Class R5(#)	$7.84
Class R5 — Net assets	$16,142,043
Class R5 — Shares outstanding ($.01 par value)	2,058,614
Net asset value per share: Class S(#)	$7.84
Class S — Net assets	$8,395,119
Class S — Shares outstanding ($.01 par value)	1,070,660
Amounts in thousands
(>) Investments in affiliated Russell funds	$78,041
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 113

Russell Investment Company
2030 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$1,653

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	22
Shareholder servicing fees - Class E	—**
Shareholder servicing fees - Class R4	13
Shareholder servicing fees - Class R5	22
Total expenses	58
Net investment income (loss)	1,595

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1
Capital gain distributions from Underlying Funds	1,415
Net realized gain (loss)	1,416
Net change in unrealized appreciation (depreciation) on investments	(2,765)
Net realized and unrealized gain (loss)	(1,349)
Net Increase (Decrease) in Net Assets from Operations	$246

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

114 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,595	$2,384
Net realized gain (loss)	1,416	4,869
Net change in unrealized appreciation (depreciation)	(2,765)	(7,054)
Net increase (decrease) in net assets from operations	246	199

Distributions
From net investment income
Class A	(15)	(35)
Class E	(6)	(6)
Class R1	(866)	(1,205)
Class R4	(210)	(333)
Class R5	(332)	(527)
Class S	(176)	(281)
From net realized gain
Class A	(49)	(599)
Class E	(20)	(76)
Class R1	(2,744)	(14,989)
Class R4	(707)	(4,908)
Class R5	(1,206)	(9,219)
Class S	(562)	(3,747)
Net decrease in net assets from distributions	(6,893)	(35,925)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,650)	(1,386)
Total Net Increase (Decrease) in Net Assets	(8,297)	(37,112)

Net Assets
Beginning of period	86,330	123,442
End of period	$78,033	$86,330
Undistributed (overdistributed) net investment income included in net assets	$(10)	$—

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 115

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	7	$49	3	$29
Proceeds from reinvestment of distributions	8	64	72	630
Payments for shares redeemed	—	—	(147)	(1,294)
Net increase (decrease)	15	113	(72)	(635)
Class E
Proceeds from shares sold	8	61	10	94
Proceeds from reinvestment of distributions	3	26	9	81
Payments for shares redeemed	(11)	(82)	(17)	(185)
Net increase (decrease)	—	5	2	(10)
Class R1
Proceeds from shares sold	590	4,633	2,654	24,599
Proceeds from reinvestment of distributions	466	3,583	1,868	16,192
Payments for shares redeemed	(1,082)	(8,673)	(3,254)	(29,966)
Net increase (decrease)	(26)	(457)	1,268	10,825
Class R4
Proceeds from shares sold	115	911	207	1,866
Proceeds from reinvestment of distributions	120	917	606	5,241
Payments for shares redeemed	(85)	(650)	(926)	(8,193)
Net increase (decrease)	150	1,178	(113)	(1,086)
Class R5
Proceeds from shares sold	189	1,461	563	5,170
Proceeds from reinvestment of distributions	200	1,537	1,125	9,747
Payments for shares redeemed	(689)	(5,393)	(2,496)	(24,345)
Net increase (decrease)	(300)	(2,395)	(808)	(9,428)
Class S
Proceeds from shares sold	97	749	277	2,531
Proceeds from reinvestment of distributions	96	738	465	4,028
Payments for shares redeemed	(200)	(1,581)	(800)	(7,611)
Net increase (decrease)	(7)	(94)	(58)	(1,052)
Total increase (decrease)	(168)	$(1,650)	219	$(1,386)

See accompanying notes which are an integral part of the financial statements.

116 2030 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2030 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	8.61	.15	(.12)	.03	(.16)	(.56)
October 31, 2015	12.55	.31	(.28)	.03	(.24)	(3.73)
October 31, 2014	12.05	.26	.50	.76	(.26)	—
October 31, 2013	10.55	.21	1.50	1.71	(.21)	—
October 31, 2012	9.92	.17	.64	.81	(.18)	—
October 31, 2011	9.92	.23	.01	.24	(.24)	—

Class E
April 30, 2016*	8.52	.18	(.15)	.03	(.16)	(.56)
October 31, 2015	12.46	.18	(.15)	.03	(.24)	(3.73)
October 31, 2014	11.96	.28	.48	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.19	.63	.82	(.18)	—
October 31, 2011	9.87	.79	(.59)	.20	(.23)	—

Class R1
April 30, 2016*	8.54	.16	(.12)	.04	(.17)	(.56)
October 31, 2015	12.48	.21	(.16)	.05	(.26)	(3.73)
October 31, 2014	11.98	.33	.47	.80	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—
October 31, 2011	9.87	.24	.02	.26	(.27)	—

Class R4(3)
April 30, 2016*	8.52	.15	(.12)	.03	(.16)	(.56)
October 31, 2015	12.46	.20	(.17)	.03	(.24)	(3.73)
October 31, 2014	11.96	.27	.49	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.20	.61	.81	(.17)	—
October 31, 2011	9.85	.21	.02	.23	(.24)	—

Class R5(4)
April 30, 2016*	8.53	.15	(.13)	.02	(.15)	(.56)
October 31, 2015	12.47	.19	(.19)	—	(.21)	(3.73)
October 31, 2014	11.97	.26	.47	.73	(.23)	—
October 31, 2013	10.48	.19	1.48	1.67	(.18)	—
October 31, 2012	9.84	.16	.63	.79	(.15)	—
October 31, 2011	9.85	.21	(.01)	.20	(.21)	—

Class S
April 30, 2016*	8.53	.16	(.12)	.04	(.17)	(.56)
October 31, 2015	12.47	.23	(.18)	.05	(.26)	(3.73)
October 31, 2014	11.98	.33	.46	.79	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—
October 31, 2011	9.87	.25	.01	.26	(.27)	—

See accompanying notes which are an integral part of the financial statements.

118 2030 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.72)	7.92	.55	813.25		.25	1.95	17
(3.97)	8.61	(.07)	757.25		.25	3.32	32
(.26)	12.55	6.40	2,011.25		.25	2.14	60
(.21)	12.05	16.42	2,321.25		.25	1.85	16
(.18)	10.55	8.32	2,033.25		.25	1.70	26
(.24)	9.92	2.39	1,820.25		.25	2.21	28

(.72)	7.83	.56	249.25		.25	2.28	17
(3.97)	8.52	(.08)	270.25		.25	2.01	32
(.26)	12.46	6.43	362.25		.25	2.25	60
(.21)	11.96	16.34	527.25		.25	1.84	16
(.18)	10.48	8.46	589.25		.25	1.90	26
(.23)	9.84	2.02	975.25		.25	7.79	28

(.73)	7.85	.69	41,567	—	—	2.09	17
(3.99)	8.54	.22	45,445	—	—	2.29	32
(.30)	12.48	6.72	50,599	—	—	2.66	60
(.24)	11.98	16.71	83,569	—	—	2.18	16
(.21)	10.49	8.65	87,265	—	—	1.99	26
(.27)	9.86	2.55	79,046	—	—	2.39	28

(.72)	7.83	.56	10,867.25		.25	1.98	17
(3.97)	8.52	(.05)	10,545.25		.25	2.22	32
(.26)	12.46	6.45	16,830.25		.25	2.21	60
(.21)	11.96	16.33	20,147.25		.25	1.86	16
(.17)	10.48	8.43	21,520.25		.25	1.96	26
(.24)	9.84	2.27	38,352.25		.25	2.03	28

(.71)	7.84	.42	16,142.50		.50	1.88	17
(3.94)	8.53	(.35)	20,120.50		.50	2.02	32
(.23)	12.47	6.17	39,472.50		.50	2.12	60
(.18)	11.97	16.13	51,507.50		.50	1.66	16
(.15)	10.48	8.15	50,961.50		.50	1.64	26
(.21)	9.84	2.03	71,140.50		.50	2.09	28

(.73)	7.84	.68	8,395	—	—	2.09	17
(3.99)	8.53	.22	9,193	—	—	2.46	32
(.30)	12.47	6.63	14,168	—	—	2.68	60
(.24)	11.98	16.71	20,905	—	—	2.15	16
(.21)	10.49	8.65	24,300	—	—	1.98	26
(.27)	9.86	2.55	22,043	—	—	2.48	28

—

See accompanying notes which are an integral part of the financial statements. 2030 Strategy Fund 119

—

Russell Investment Company
2035 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2015	$1,000.00	$1,000.00
which for this Fund is from November 1, 2015 to April 30, 2016.	Ending Account Value
	April 30, 2016	$1,000.10	$1,024.86
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$998.80	$1,023.62
	Expenses Paid During Period*	$1.24	$1.26
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2016	$997.40	$1,022.38
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.48	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

120 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 7.2%
Russell Commodity Strategies Fund Class Y	116,436	646
Russell Global Infrastructure Fund Class Y	46,581	536
Russell Global Real Estate Securities Fund Class Y	8,725	321
		1,503

Domestic Equities - 36.7%
Russell U.S. Defensive Equity Fund Class Y	12,880	624
Russell U.S. Dynamic Equity Fund Class Y	90,093	851
Russell U.S. Small Cap Equity Fund Class Y	56,653	1,487
Select U.S. Equity Fund Class Y	447,902	4,734
		7,696

Fixed Income - 20.9%
Russell Global Opportunistic Credit Fund Class Y	64,221	601
Russell Strategic Bond Fund Class Y	347,375	3,786
		4,387

International Equities - 35.2%
Russell Emerging Markets Fund Class Y	88,398	1,329
Russell Global Equity Fund Class Y	233,223	2,337
Select International Equity Fund Class Y	432,950	3,697
		7,363

Total Investments in Russell Affiliated Mutual Funds
(cost $19,348)		20,949

Total Investments 100.0%
(identified cost $19,348)		20,949

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		20,945

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$20,949	$—	$—	$20,949	100.0
Total Investments	20,949	—	—	20,949	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 121

Russell Investment Company
2035 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$19,348
Investments, at fair value(>)	20,949
Receivables:
Investments sold	1
Fund shares sold	29
Total assets	20,979

Liabilities
Payables:
Fund shares redeemed	30
Accrued fees to affiliates	4
Total liabilities	34

Net Assets	$20,945

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)
Accumulated net realized gain (loss)	(206)
Unrealized appreciation (depreciation) on investments	1,601
Shares of beneficial interest	25
Additional paid-in capital	19,529
Net Assets	$20,945

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.27
Class R1 — Net assets	$8,167,439
Class R1 — Shares outstanding ($.01 par value)	987,656
Net asset value per share: Class R4(#)	$8.26
Class R4 — Net assets	$7,387,669
Class R4 — Shares outstanding ($.01 par value)	894,413
Net asset value per share: Class R5(#)	$8.26
Class R5 — Net assets	$5,390,286
Class R5 — Shares outstanding ($.01 par value)	652,578
Amounts in thousands
(>) Investments in affiliated Russell funds	$20,949

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

122 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$407

Expenses
Distribution fees - Class R5	7
Shareholder servicing fees - Class R4	9
Shareholder servicing fees - Class R5	7
Total expenses	23
Net investment income (loss)	384

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(142)
Capital gain distributions from Underlying Funds	440
Net realized gain (loss)	298
Net change in unrealized appreciation (depreciation) on investments	(799)
Net realized and unrealized gain (loss)	(501)
Net Increase (Decrease) in Net Assets from Operations	$(117)

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 123

Russell Investment Company
2035 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$384	$518
Net realized gain (loss)	298	383
Net change in unrealized appreciation (depreciation)	(799)	(977)
Net increase (decrease) in net assets from operations	(117)	(76)

Distributions
From net investment income
Class R1	(156)	(218)
Class R4	(135)	(153)
Class R5	(97)	(148)
From net realized gain
Class R1	(269)	(1,980)
Class R4	(248)	(1,702)
Class R5	(193)	(2,029)
Net decrease in net assets from distributions	(1,098)	(6,230)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(2,870)	4,486
Total Net Increase (Decrease) in Net Assets	(4,085)	(1,820)

Net Assets
Beginning of period	25,030	26,850
End of period	$20,945	$25,030
Undistributed (overdistributed) net investment income included in net assets	$(4)	$—

See accompanying notes which are an integral part of the financial statements.

124 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	186	$1,472	918	$8,457
Proceeds from reinvestment of distributions	50	411	246	2,197
Payments for shares redeemed	(491)	(4,111)	(609)	(5,439)
Net increase (decrease)	(255)	(2,228)	555	5,215
Class R4
Proceeds from shares sold	65	527	170	1,588
Proceeds from reinvestment of distributions	47	383	208	1,854
Payments for shares redeemed	(92)	(767)	(180)	(1,610)
Net increase (decrease)	20	143	198	1,832
Class R5
Proceeds from shares sold	112	905	253	2,336
Proceeds from reinvestment of distributions	35	290	245	2,177
Payments for shares redeemed	(243)	(1,980)	(744)	(7,074)
Net increase (decrease)	(96)	(785)	(246)	(2,561)
Total increase (decrease)	(331)	$(2,870)	507	$4,486

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 125

Russell Investment Company
2035 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2016*	8.74	.15	(.16)	(.01)	(.17)	(.29)
October 31, 2015	11.39	.18	(.18)	—	(.23)	(2.42)
October 31, 2014	11.16	.33	.45	.78	(.30)	(.25)
October 31, 2013	9.68	.17	1.75	1.92	(.18)	(.26)
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)
October 31, 2011	9.13	.20	— (h)	.20	(.23)	—

Class R4(3)
April 30, 2016*	8.73	.15	(.17)	(.02)	(.16)	(.29)
October 31, 2015	11.38	.18	(.21)	(.03)	(.20)	(2.42)
October 31, 2014	11.15	.24	.51	.75	(.27)	(.25)
October 31, 2013	9.67	.16	1.74	1.90	(.16)	(.26)
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)
October 31, 2011	9.12	.20	(.03)	.17	(.20)	—

Class R5(4)
April 30, 2016*	8.73	.14	(.17)	(.03)	(.15)	(.29)
October 31, 2015	11.38	.17	(.22)	(.05)	(.18)	(2.42)
October 31, 2014	11.15	.24	.48	.72	(.24)	(.25)
October 31, 2013	9.67	.12	1.75	1.87	(.13)	(.26)
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)
October 31, 2011	9.11	.15	— (h)	.15	(.18)	—

See accompanying notes which are an integral part of the financial statements.

126 2035 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.46)	8.27	.01	8,167	—	—	1.81	20
(2.65)	8.74	(.34)	10,865	—	—	1.94	46
(.55)	11.39	7.12	7,843	—	—	2.91	80
(.44)	11.16	20.63	11,299	—	—	1.68	44
(.22)	9.68	8.99	11,495	—	—	1.78	47
(.23)	9.10	2.10	9,728	—	—	2.13	42

(.45)	8.26	(.12)	7,388.25		.25	1.84	20
(2.62)	8.73	(.59)	7,634.25		.25	1.90	46
(.52)	11.38	6.86	7,695.25		.25	2.14	80
(.42)	11.15	20.36	6,258.25		.25	1.52	44
(.19)	9.67	8.72	5,457.25		.25	1.49	47
(.20)	9.09	1.81	4,944.25		.25	2.12	42

(.44)	8.26	(.26)	5,390.50		.50	1.72	20
(2.60)	8.73	(.89)	6,531.50		.50	1.84	46
(.49)	11.38	6.60	11,312.50		.50	2.18	80
(.39)	11.15	20.06	12,381.50		.50	1.21	44
(.16)	9.67	8.50	9,014.50		.50	1.36	47
(.18)	9.08	1.60	9,473.50		.50	1.64	42

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 127

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2015	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2016	$992.70	$1,023.62
period indicated, which for this Fund is from November 1, 2015	Expenses Paid During Period*	$1.24	$1.26
to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$992.70	$1,023.62
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.24	$1.26

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2016	$994.00	$1,024.86
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports
of other funds.	* There were no expenses charged to the Class.

128 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$992.60	$1,023.62
Expenses Paid During Period*	$1.24	$1.26

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$990.20	$1,022.38
Expenses Paid During Period*	$2.47	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$994.00	$1,024.86
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

2040 Strategy Fund 129

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.6%
Russell Commodity Strategies Fund Class Y	361,266	2,005
Russell Global Infrastructure Fund Class Y	148,803	1,713
Russell Global Real Estate Securities Fund Class Y	30,803	1,133
		4,851

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	35,105	1,702
Russell U.S. Dynamic Equity Fund Class Y	298,909	2,822
Russell U.S. Small Cap Equity Fund Class Y	183,725	4,821
Select U.S. Equity Fund Class Y	1,431,256	15,128
		24,473

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	366,134	3,991

International Equities - 41.3%
Russell Emerging Markets Fund Class Y	302,281	4,543
Russell Global Equity Fund Class Y	736,048	7,375
Select International Equity Fund Class Y	1,344,614	11,483
		23,401

Total Investments in Russell Affiliated Mutual Funds
(cost $50,500)		56,716

Total Investments 100.0%
(identified cost $50,500)		56,716

Other Assets and Liabilities, Net - (0.0%)		(5)
Net Assets - 100.0%		56,711

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$56,716	$—	$—	$56,716	100.0
Total Investments	56,716	—	—	56,716	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

130 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$50,500
Investments, at fair value(>)	56,716
Receivables:
Investments sold	41
Fund shares sold	69
Total assets	56,826

Liabilities
Payables:
Fund shares redeemed	109
Accrued fees to affiliates	6
Total liabilities	115

Net Assets	$56,711

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(6)
Accumulated net realized gain (loss)	185
Unrealized appreciation (depreciation) on investments	6,216
Shares of beneficial interest	77
Additional paid-in capital	50,239
Net Assets	$56,711

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.39
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$7.84
Class A — Net assets	$566,609
Class A — Shares outstanding ($.01 par value)	76,674
Net asset value per share: Class E(#)	$7.39
Class E — Net assets	$110,757
Class E — Shares outstanding ($.01 par value)	14,990
Net asset value per share: Class R1(#)	$7.40
Class R1 — Net assets	$34,727,152
Class R1 — Shares outstanding ($.01 par value)	4,695,126
Net asset value per share: Class R4(#)	$7.40
Class R4 — Net assets	$6,581,234
Class R4 — Shares outstanding ($.01 par value)	889,478
Net asset value per share: Class R5(#)	$7.37
Class R5 — Net assets	$10,273,972
Class R5 — Shares outstanding ($.01 par value)	1,393,370
Net asset value per share: Class S(#)	$7.40
Class S — Net assets	$4,451,191
Class S — Shares outstanding ($.01 par value)	601,663
Amounts in thousands
(>) Investments in affiliated Russell funds	$56,716
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 131

Russell Investment Company
2040 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$1,099

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	14
Shareholder servicing fees - Class E	—**
Shareholder servicing fees - Class R4	8
Shareholder servicing fees - Class R5	14
Total expenses	37
Net investment income (loss)	1,062

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	111
Capital gain distributions from Underlying Funds	1,417
Net realized gain (loss)	1,528
Net change in unrealized appreciation (depreciation) on investments	(3,339)
Net realized and unrealized gain (loss)	(1,811)
Net Increase (Decrease) in Net Assets from Operations	$(749)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

132 2040 Strategy Fund

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2040 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,062	$1,680
Net realized gain (loss)	1,528	4,808
Net change in unrealized appreciation (depreciation)	(3,339)	(6,447)
Net increase (decrease) in net assets from operations	(749)	41

Distributions
From net investment income
Class A	(13)	(19)
Class E	(2)	(6)
Class R1	(660)	(899)
Class R4	(112)	(182)
Class R5	(198)	(333)
Class S	(85)	(241)
From net realized gain
Class A	(67)	(380)
Class E	(10)	(137)
Class R1	(3,238)	(15,255)
Class R4	(588)	(3,650)
Class R5	(1,118)	(7,836)
Class S	(421)	(4,503)
Net decrease in net assets from distributions	(6,512)	(33,441)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(727)	(3,967)
Total Net Increase (Decrease) in Net Assets	(7,988)	(37,367)

Net Assets
Beginning of period	64,699	102,066
End of period	$56,711	$64,699
Undistributed (overdistributed) net investment income included in net assets	$(6)	$2

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 133

Russell Investment Company
2040 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	3	$17	—**	$2
Proceeds from reinvestment of distributions	11	80	47	398
Payments for shares redeemed	(25)	(179)	(44)	(384)
Net increase (decrease)	(11)	(82)	3	16
Class E
Proceeds from shares sold	3	24	8	73
Proceeds from reinvestment of distributions	2	11	16	143
Payments for shares redeemed	(4)	(28)	(57)	(568)
Net increase (decrease)	1	7	(33)	(352)
Class R1
Proceeds from shares sold	893	6,601	2,026	18,574
Proceeds from reinvestment of distributions	525	3,845	1,885	16,153
Payments for shares redeemed	(1,335)	(10,173)	(2,840)	(26,110)
Net increase (decrease)	83	273	1,071	8,617
Class R4
Proceeds from shares sold	113	846	157	1,417
Proceeds from reinvestment of distributions	95	700	447	3,833
Payments for shares redeemed	(110)	(871)	(655)	(5,779)
Net increase (decrease)	98	675	(51)	(529)
Class R5
Proceeds from shares sold	205	1,487	426	3,913
Proceeds from reinvestment of distributions	180	1,316	955	8,169
Payments for shares redeemed	(475)	(3,431)	(1,833)	(16,641)
Net increase (decrease)	(90)	(628)	(452)	(4,559)
Class S
Proceeds from shares sold	291	2,135	462	4,238
Proceeds from reinvestment of distributions	69	505	552	4,738
Payments for shares redeemed	(484)	(3,612)	(1,641)	(16,136)
Net increase (decrease)	(124)	(972)	(627)	(7,160)
Total increase (decrease)	(43)	$(727)	(89)	$(3,967)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

134 2040 Strategy Fund

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Russell Investment Company
2040 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	8.38	.14	(.21)	(.07)	(.15)	(.77)
October 31, 2015	13.08	.17	(.20)	(.03)	(.22)	(4.45)
October 31, 2014	12.53	.30	.55	.85	(.30)	—
October 31, 2013	10.58	.17	1.95	2.12	(.17)	—
October 31, 2012	9.89	.17	.67	.84	(.15)	—
October 31, 2011	9.92	.21	(.02)	.19	(.22)	—

Class E
April 30, 2016*	8.38	.13	(.20)	(.07)	(.15)	(.77)
October 31, 2015	13.08	.23	(.27)	(.04)	(.21)	(4.45)
October 31, 2014	12.53	.32	.52	.84	(.29)	—
October 31, 2013	10.57	.17	1.96	2.13	(.17)	—
October 31, 2012	9.89	.16	.68	.84	(.16)	—
October 31, 2011	9.92	.79	(.61)	.18	(.21)	—

Class R1
April 30, 2016*	8.39	.14	(.20)	(.06)	(.16)	(.77)
October 31, 2015	13.09	.18	(.18)	—	(.25)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—
October 31, 2011	9.93	.22	— (h)	.22	(.25)	—

Class R4 (3)
April 30, 2016*	8.39	.13	(.20)	(.07)	(.15)	(.77)
October 31, 2015	13.09	.18	(.21)	(.03)	(.22)	(4.45)
October 31, 2014	12.54	.31	.54	.85	(.30)	—
October 31, 2013	10.58	.18	1.95	2.13	(.17)	—
October 31, 2012	9.89	.18	.66	.84	(.15)	—
October 31, 2011	9.91	.18	.02	.20	(.22)	—

Class R5 (4)
April 30, 2016*	8.37	.13	(.22)	(.09)	(.14)	(.77)
October 31, 2015	13.06	.17	(.22)	(.05)	(.19)	(4.45)
October 31, 2014	12.52	.32	.49	.81	(.27)	—
October 31, 2013	10.56	.15	1.95	2.10	(.14)	—
October 31, 2012	9.87	.14	.67	.81	(.12)	—
October 31, 2011	9.90	.19	(.03)	.16	(.19)	—

Class S
April 30, 2016*	8.39	.13	(.19)	(.06)	(.16)	(.77)
October 31, 2015	13.09	.24	(.24)	—	(.25)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—
October 31, 2011	9.93	.22	— (h)	.22	(.25)	—

See accompanying notes which are an integral part of the financial statements.

136 2040 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.92)	7.39	(.73)	567.25		.25	1.87	18
(4.67)	8.38	(.92)	736.25		.25	1.89	25
(.30)	13.08	6.85	1,114.25		.25	2.29	64
(.17)	12.53	20.33	1,048.25		.25	1.52	14
(.15)	10.58	8.69	902.25		.25	1.71	26
(.22)	9.89	1.86	1,062.25		.25	2.03	23

(.92)	7.39	(.73)	111.25		.25	1.79	18
(4.66)	8.38	(.97)	116.25		.25	2.43	25
(.29)	13.08	6.80	605.25		.25	2.49	64
(.17)	12.53	20.45	1,100.25		.25	1.49	14
(.16)	10.57	8.59	979.25		.25	1.55	26
(.21)	9.89	1.79	939.25		.25	7.73	23

(.93)	7.40	(.60)	34,727	—	—	1.90	18
(4.70)	8.39	(.61)	38,704	—	—	2.01	25
(.33)	13.09	7.11	46,351	—	—	2.83	64
(.20)	12.54	20.61	66,546	—	—	1.79	14
(.18)	10.59	8.99	59,225	—	—	1.76	26
(.25)	9.90	2.12	52,962	—	—	2.19	23

(.92)	7.40	(.74)	6,581.25		.25	1.78	18
(4.67)	8.39	(.91)	6,640.25		.25	1.92	25
(.30)	13.09	6.84	11,027.25		.25	2.39	64
(.17)	12.54	20.41	12,257.25		.25	1.58	14
(.15)	10.58	8.64	13,393.25		.25	1.81	26
(.22)	9.89	1.94	33,320.25		.25	1.70	23

(.91)	7.37	(.98)	10,274.50		.50	1.73	18
(4.64)	8.37	(1.07)	12,410.50		.50	1.83	25
(.27)	13.06	6.51	25,262.50		.50	2.47	64
(.14)	12.52	20.14	36,644.50		.50	1.34	14
(.12)	10.56	8.39	38,165.50		.50	1.38	26
(.19)	9.87	1.61	54,269.50		.50	1.85	23

(.93)	7.40	(.60)	4,451	—	—	1.82	18
(4.70)	8.39	(.65)	6,093	—	—	2.49	25
(.33)	13.09	7.11	17,707	—	—	2.79	64
(.20)	12.54	20.61	22,214	—	—	1.87	14
(.18)	10.59	8.99	24,994	—	—	1.75	26
(.25)	9.90	2.12	21,638	—	—	2.18	23

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 137

Russell Investment Company
2045 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2015	$1,000.00	$1,000.00
which for this Fund is from November 1, 2015 to April 30, 2016.	Ending Account Value
	April 30, 2016	$994.30	$1,024.86
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$993.10	$1,023.62
	Expenses Paid During Period*	$1.24	$1.26
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2016	$990.60	$1,022.38
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.47	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

138 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.6%
Russell Commodity Strategies Fund Class Y	75,215	418
Russell Global Infrastructure Fund Class Y	30,446	350
Russell Global Real Estate Securities Fund Class Y	6,253	230
		998

Domestic Equities - 43.0%
Russell U.S. Defensive Equity Fund Class Y	7,079	343
Russell U.S. Dynamic Equity Fund Class Y	61,102	577
Russell U.S. Small Cap Equity Fund Class Y	37,635	987
Select U.S. Equity Fund Class Y	290,080	3,066
		4,973

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	74,309	810

International Equities - 41.4%
Russell Emerging Markets Fund Class Y	61,530	925
Russell Global Equity Fund Class Y	150,359	1,507
Select International Equity Fund Class Y	277,209	2,367
		4,799

Total Investments in Russell Affiliated Mutual Funds
(cost $10,729)		11,580

Total Investments 100.0%
(identified cost $10,729)		11,580

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		11,578

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$11,580	$—	$—	$11,580	100.0
Total Investments	11,580	—	—	11,580	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 139

Russell Investment Company
2045 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$10,729
Investments, at fair value(>)	11,580
Receivables:
Investments sold	9
Fund shares sold	18
Total assets	11,607

Liabilities
Payables:
Fund shares redeemed	27
Accrued fees to affiliates	2
Total liabilities	29

Net Assets	$11,578

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2)
Accumulated net realized gain (loss)	(127)
Unrealized appreciation (depreciation) on investments	851
Shares of beneficial interest	14
Additional paid-in capital	10,842
Net Assets	$11,578

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.10
Class R1 — Net assets	$4,169,108
Class R1 — Shares outstanding ($.01 par value)	514,950
Net asset value per share: Class R4(#)	$8.12
Class R4 — Net assets	$4,132,243
Class R4 — Shares outstanding ($.01 par value)	509,174
Net asset value per share: Class R5(#)	$8.07
Class R5 — Net assets	$3,276,739
Class R5 — Shares outstanding ($.01 par value)	405,906
Amounts in thousands
(>) Investments in affiliated Russell funds	$11,580

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

140 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$215

Expenses
Distribution fees - Class R5	4
Shareholder servicing fees - Class R4	5
Shareholder servicing fees - Class R5	4
Total expenses	13
Net investment income (loss)	202

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(96)
Capital gain distributions from Underlying Funds	275
Net realized gain (loss)	179
Net change in unrealized appreciation (depreciation) on investments	(508)
Net realized and unrealized gain (loss)	(329)
Net Increase (Decrease) in Net Assets from Operations	$(127)

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 141

Russell Investment Company
2045 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$202	$251
Net realized gain (loss)	179	77
Net change in unrealized appreciation (depreciation)	(508)	(400)
Net increase (decrease) in net assets from operations	(127)	(72)

Distributions
From net investment income
Class R1	(79)	(123)
Class R4	(71)	(71)
Class R5	(54)	(57)
From net realized gain
Class R1	(98)	(1,274)
Class R4	(93)	(880)
Class R5	(78)	(847)
Net decrease in net assets from distributions	(473)	(3,252)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(678)	2,520
Total Net Increase (Decrease) in Net Assets	(1,278)	(804)

Net Assets
Beginning of period	12,856	13,660
End of period	$11,578	$12,856
Undistributed (overdistributed) net investment income included in net assets	$(2)	$—

See accompanying notes which are an integral part of the financial statements.

142 2045 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	92	$735	524	$4,667
Proceeds from reinvestment of distributions	21	167	161	1,397
Payments for shares redeemed	(232)	(1,888)	(525)	(4,550)
Net increase (decrease)	(119)	(986)	160	1,514
Class R4
Proceeds from shares sold	64	505	111	1,001
Proceeds from reinvestment of distributions	20	164	109	950
Payments for shares redeemed	(49)	(391)	(114)	(1,038)
Net increase (decrease)	35	278	106	913
Class R5
Proceeds from shares sold	69	545	141	1,263
Proceeds from reinvestment of distributions	17	132	104	905
Payments for shares redeemed	(82)	(647)	(225)	(2,075)
Net increase (decrease)	4	30	20	93
Total increase (decrease)	(80)	$(678)	286	$2,520

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 143

Russell Investment Company
2045 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2016*	8.51	.14	(.19)	(.05)	(.16)	(.20)
October 31, 2015	11.16	.16	(.19)	(.03)	(.21)	(2.41)
October 31, 2014	10.78	.30	.45	.75	(.28)	(.09)
October 31, 2013	9.29	.18	1.67	1.85	(.17)	(.19)
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)
October 31, 2011	9.13	.20	— (h)	.20	(.23)	—

Class R4(3)
April 30, 2016*	8.53	.14	(.20)	(.06)	(.15)	(.20)
October 31, 2015	11.18	.16	(.21)	(.05)	(.19)	(2.41)
October 31, 2014	10.80	.24	.49	.73	(.26)	(.09)
October 31, 2013	9.30	.15	1.69	1.84	(.15)	(.19)
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)
October 31, 2011	9.12	.23	(.05)	.18	(.19)	—

Class R5(4)
April 30, 2016*	8.49	.13	(.21)	(.08)	(.14)	(.20)
October 31, 2015	11.13	.14	(.21)	(.07)	(.16)	(2.41)
October 31, 2014	10.76	.25	.44	.69	(.23)	(.09)
October 31, 2013	9.27	.12	1.69	1.81	(.13)	(.19)
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)
October 31, 2011	9.11	.15	— (h)	.15	(.18)	—

See accompanying notes which are an integral part of the financial statements.

144 2045 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.36)	8.10	(.57)	4,169	—	—	1.79	18
(2.62)	8.51	(.65)	5,398	—	—	1.82	39
(.37)	11.16	7.08	5,297	—	—	2.78	84
(.36)	10.78	20.59	6,750	—	—	1.77	28
(.57)	9.29	9.13	5,391	—	—	1.59	57
(.23)	9.10	2.12	3,791	—	—	2.06	77

(.35)	8.12	(.69)	4,132.25		.25	1.79	18
(2.60)	8.53	(.89)	4,043.25		.25	1.74	39
(.35)	11.18	6.80	4,111.25		.25	2.16	84
(.34)	10.80	20.37	3,404.25		.25	1.48	28
(.55)	9.30	8.82	2,796.25		.25	1.58	57
(.19)	9.11	1.98	2,651.25		.25	2.37	77

(.34)	8.07	(.94)	3,277.50		.50	1.67	18
(2.57)	8.49	(1.06)	3,415.50		.50	1.54	39
(.32)	11.13	6.48	4,252.50		.50	2.24	84
(.32)	10.76	20.07	6,123.50		.50	1.26	28
(.53)	9.27	8.56	3,603.50		.50	1.30	57
(.18)	9.08	1.64	3,511.50		.50	1.55	77

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 145

Russell Investment Company
2050 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2015	$1,000.00	$1,000.00
which for this Fund is from November 1, 2015 to April 30, 2016.	Ending Account Value
	April 30, 2016	$994.50	$1,024.86
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$991.70	$1,023.62
	Expenses Paid During Period*	$1.24	$1.26
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2016	$992.10	$1,022.38
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.48	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

146 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.6%
Russell Commodity Strategies Fund Class Y	73,069	406
Russell Global Infrastructure Fund Class Y	29,773	343
Russell Global Real Estate Securities Fund Class Y	6,098	224
		973

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	6,937	336
Russell U.S. Dynamic Equity Fund Class Y	59,268	559
Russell U.S. Small Cap Equity Fund Class Y	36,434	956
Select U.S. Equity Fund Class Y	283,313	2,995
		4,846

Fixed Income - 7.1%
Russell Strategic Bond Fund Class Y	72,864	794

International Equities - 41.2%
Russell Emerging Markets Fund Class Y	59,775	898
Russell Global Equity Fund Class Y	145,476	1,458
Select International Equity Fund Class Y	265,906	2,271
		4,627

Total Investments in Russell Affiliated Mutual Funds
(cost $9,947)		11,240

Total Investments 100.0%
(identified cost $9,947)		11,240

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		11,239

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$11,240	$—	$—	$11,240	100.0
Total Investments	11,240	—	—	11,240	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 147

Russell Investment Company
2050 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$9,947
Investments, at fair value(>)	11,240
Receivables:
Fund shares sold	35
Total assets	11,275

Liabilities
Payables:
Investments purchased	32
Fund shares redeemed	2
Accrued fees to affiliates	2
Total liabilities	36

Net Assets	$11,239

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2)
Accumulated net realized gain (loss)	(49)
Unrealized appreciation (depreciation) on investments	1,293
Shares of beneficial interest	19
Additional paid-in capital	9,978
Net Assets	$11,239

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$5.89
Class R1 — Net assets	$5,376,975
Class R1 — Shares outstanding ($.01 par value)	913,376
Net asset value per share: Class R4(#)	$5.90
Class R4 — Net assets	$2,587,002
Class R4 — Shares outstanding ($.01 par value)	438,202
Net asset value per share: Class R5(#)	$5.89
Class R5 — Net assets	$3,274,948
Class R5 — Shares outstanding ($.01 par value)	556,470
Amounts in thousands
(>) Investments in affiliated Russell funds	$11,240

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

148 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$212

Expenses
Distribution fees - Class R5	4
Shareholder servicing fees - Class R4	3
Shareholder servicing fees - Class R5	4
Total expenses	11
Net investment income (loss)	201

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2
Capital gain distributions from Underlying Funds	272
Net realized gain (loss)	274
Net change in unrealized appreciation (depreciation) on investments	(582)
Net realized and unrealized gain (loss)	(308)
Net Increase (Decrease) in Net Assets from Operations	$(107)

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 149

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$201	$251
Net realized gain (loss)	274	283
Net change in unrealized appreciation (depreciation)	(582)	(643)
Net increase (decrease) in net assets from operations	(107)	(109)

Distributions
From net investment income
Class R1	(107)	(143)
Class R4	(42)	(39)
Class R5	(54)	(69)
From net realized gain
Class R1	(248)	(2,251)
Class R4	(104)	(693)
Class R5	(141)	(1,524)
Net decrease in net assets from distributions	(696)	(4,719)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(326)	1,961
Total Net Increase (Decrease) in Net Assets	(1,129)	(2,867)

Net Assets
Beginning of period	12,368	15,235
End of period	$11,239	$12,368
Undistributed (overdistributed) net investment income included in net assets	$(2)	$—

See accompanying notes which are an integral part of the financial statements.

150 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	269	$1,591	746	$4,986
Proceeds from reinvestment of distributions	61	355	371	2,395
Payments for shares redeemed	(464)	(2,770)	(861)	(5,949)
Net increase (decrease)	(134)	(824)	256	1,432
Class R4
Proceeds from shares sold	82	475	134	907
Proceeds from reinvestment of distributions	25	146	113	732
Payments for shares redeemed	(51)	(300)	(93)	(628)
Net increase (decrease)	56	321	154	1,011
Class R5
Proceeds from shares sold	106	608	290	2,006
Proceeds from reinvestment of distributions	33	195	247	1,593
Payments for shares redeemed	(108)	(626)	(592)	(4,081)
Net increase (decrease)	31	177	(55)	(482)
Total increase (decrease)	(47)	$(326)	355	$1,961

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 151

Russell Investment Company
2050 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2016*	6.32	.11	(.15)	(.04)	(.12)	(.27)
October 31, 2015	9.52	.13	(.14)	(.01)	(.17)	(3.02)
October 31, 2014	9.20	.27	.37	.64	(.24)	(.08)
October 31, 2013	7.84	.15	1.43	1.58	(.15)	(.07)
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)
October 31, 2011	9.22	.18	.04	.22	(.23)	(.02)

Class R4(3)
April 30, 2016*	6.34	.10	(.16)	(.06)	(.11)	(.27)
October 31, 2015	9.54	.11	(.14)	(.03)	(.15)	(3.02)
October 31, 2014	9.22	.23	.39	.62	(.22)	(.08)
October 31, 2013	7.85	.12	1.45	1.57	(.13)	(.07)
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)
October 31, 2011	9.21	.25	(.07)	.18	(.18)	(.02)

Class R5(4)
April 30, 2016*	6.32	.10	(.15)	(.05)	(.11)	(.27)
October 31, 2015	9.51	.11	(.15)	(.04)	(.13)	(3.02)
October 31, 2014	9.20	.21	.38	.59	(.20)	(.08)
October 31, 2013	7.84	.10	1.44	1.54	(.11)	(.07)
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)
October 31, 2011	9.21	.16	.01	.17	(.18)	(.02)

See accompanying notes which are an integral part of the financial statements.

152 2050 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.39)	5.89	(.55)	5,377	—	—	1.90	24
(3.19)	6.32	(.66)	6,625	—	—	1.91	44
(.32)	9.52	7.12	7,542	—	—	2.89	84
(.22)	9.20	20.61	10,729	—	—	1.75	27
(1.94)	7.84	9.00	8,731	—	—	1.44	78
(.25)	9.19	2.28	5,861	—	—	1.92	72

(.38)	5.90	(.83)	2,587.25		.25	1.77	24
(3.17)	6.34	(.90)	2,421.25		.25	1.66	44
(.30)	9.54	6.81	2,170.25		.25	2.45	84
(.20)	9.22	20.42	3,515.25		.25	1.44	27
(1.92)	7.85	8.82	2,658.25		.25	1.52	78
(.20)	9.19	1.96	2,408.25		.25	2.61	72

(.38)	5.89	(.79)	3,275.50		.50	1.65	24
(3.15)	6.32	(1.10)	3,322.50		.50	1.61	44
(.28)	9.51	6.51	5,523.50		.50	2.20	84
(.18)	9.20	20.03	5,649.50		.50	1.17	27
(1.89)	7.84	8.50	3,482.50		.50	1.43	78
(.20)	9.18	1.78	4,877.50		.50	1.65	72

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 153

Russell Investment Company
2055 Strategy Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2015	$1,000.00	$1,000.00
which for this Fund is from November 1, 2015 to April 30, 2016.	Ending Account Value
	April 30, 2016	$993.90	$1,024.86
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2016	$993.10	$1,023.62
	Expenses Paid During Period*	$1.24	$1.26
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 182/366 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2016	$991.50	$1,022.38
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.48	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

154 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 8.7%
Russell Commodity Strategies Fund Class Y	28,194	157
Russell Global Infrastructure Fund Class Y	11,405	131
Russell Global Real Estate Securities Fund Class Y	2,343	86
		374

Domestic Equities - 43.1%
Russell U.S. Defensive Equity Fund Class Y	2,662	129
Russell U.S. Dynamic Equity Fund Class Y	22,753	215
Russell U.S. Small Cap Equity Fund Class Y	13,965	366
Select U.S. Equity Fund Class Y	108,754	1,150
		1,860

Fixed Income - 7.0%
Russell Strategic Bond Fund Class Y	27,878	304

International Equities - 41.2%
Russell Emerging Markets Fund Class Y	22,937	345
Russell Global Equity Fund Class Y	55,813	559
Select International Equity Fund Class Y	102,177	872
		1,776

Total Investments in Russell Affiliated Mutual Funds
(cost $4,338)		4,314

Total Investments 100.0%
(identified cost $4,338)		4,314

Other Assets and Liabilities, Net - (0.0%)		(—)
Net Assets - 100.0%		4,314

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$4,314	$—	$—	$4,314	100.0
Total Investments	4,314	—	—	4,314	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 155

Russell Investment Company
2055 Strategy Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,338
Investments, at fair value(>)	4,314
Receivables:
Fund shares sold	23
Total assets	4,337

Liabilities
Payables:
Investments purchased	19
Fund shares redeemed	3
Accrued fees to affiliates	1
Total liabilities	23

Net Assets	$4,314

Net Assets Consist of:
Accumulated net realized gain (loss)	$(18)
Unrealized appreciation (depreciation) on investments	(24)
Shares of beneficial interest	4
Additional paid-in capital	4,352
Net Assets	$4,314

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$10.62
Class R1 — Net assets	$1,566,884
Class R1 — Shares outstanding ($.01 par value)	147,591
Net asset value per share: Class R4(#)	$10.63
Class R4 — Net assets	$1,848,957
Class R4 — Shares outstanding ($.01 par value)	173,975
Net asset value per share: Class R5(#)	$10.60
Class R5 — Net assets	$897,874
Class R5 — Shares outstanding ($.01 par value)	84,724
Amounts in thousands
(>) Investments in affiliated Russell funds	$4,314

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

156 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$76

Expenses
Distribution fees - Class R5	1
Shareholder servicing fees - Class R4	2
Shareholder servicing fees - Class R5	1
Total expenses	4
Net investment income (loss)	72

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(69)
Capital gain distributions from Underlying Funds	97
Net realized gain (loss)	28
Net change in unrealized appreciation (depreciation) on investments	(124)
Net realized and unrealized gain (loss)	(96)
Net Increase (Decrease) in Net Assets from Operations	$(24)

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 157

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72	$53
Net realized gain (loss)	28	25
Net change in unrealized appreciation (depreciation)	(124)	(98)
Net increase (decrease) in net assets from operations	(24)	(20)

Distributions
From net investment income
Class R1	(27)	(16)
Class R4	(31)	(28)
Class R5	(14)	(10)
From net realized gain
Class R1	(20)	(65)
Class R4	(26)	(153)
Class R5	(11)	(67)
Net decrease in net assets from distributions	(129)	(339)

Share Transactions*
Net increase (decrease) in net assets from share transactions	320	1,661
Total Net Increase (Decrease) in Net Assets	167	1,302

Net Assets
Beginning of period	4,147	2,845
End of period	$4,314	$4,147

See accompanying notes which are an integral part of the financial statements.

158 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:
	2016 (Unaudited)				2015
	Shares		Dollars	Shares		Dollars

Class R1
Proceeds from shares sold		66	$701		136	$1,515
Proceeds from reinvestment of distributions		5	46		7	81
Payments for shares redeemed		(48)	(517)		(64)	(727)
Net increase (decrease)		23	230		79	869
Class R4
Proceeds from shares sold		25	259		45	516
Proceeds from reinvestment of distributions		5	57		16	180
Payments for shares redeemed		(31)	(319)		(11)	(119)
Net increase (decrease)		(1)	(3)		50	577
Class R5
Proceeds from shares sold		39	401		58	675
Proceeds from reinvestment of distributions		2	26		7	78
Payments for shares redeemed		(32)	(334)		(46)	(538)
Net increase (decrease)		9	93		19	215
Total increase (decrease)		31	$320		148	$1,661

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 159

Russell Investment Company
2055 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2016*	11.05	.19	(.26)	(.07)	(.21)	(.15)
October 31, 2015	12.51	.17	(.21)	(.04)	(.24)	(1.18)
October 31, 2014	12.04	.34	.49	.83	(.32)	(.04)
October 31, 2013	10.27	.15	1.93	2.08	(.19)	(.12)
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)
October 31, 2011(1)	10.00	.06	(.37)	(.31)	(.06)	—

Class R4(3)
April 30, 2016*	11.05	.19	(.27)	(.08)	(.19)	(.15)
October 31, 2015	12.52	.19	(.27)	(.08)	(.21)	(1.18)
October 31, 2014	12.03	.28	.54	.82	(.29)	(.04)
October 31, 2013	10.27	.16	1.88	2.04	(.16)	(.12)
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)
October 31, 2011(1)	10.00	.03	(.36)	(.33)	(.04)	—

Class R5(4)
April 30, 2016*	11.04	.19	(.29)	(.10)	(.19)	(.15)
October 31, 2015	12.50	.14	(.24)	(.10)	(.18)	(1.18)
October 31, 2014	12.03	.22	.56	.78	(.27)	(.04)
October 31, 2013	10.27	.12	1.90	2.02	(.14)	(.12)
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)
October 31, 2011(1)	10.00	.02	(.37)	(.35)	(.02)	—

See accompanying notes which are an integral part of the financial statements.

160 2055 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.36)	10.62	(.61)	1,567	—	—	1.87	25
(1.42)	11.05	(.52)	1,381	—	—	1.54	28
(.36)	12.51	7.01	579	—	—	2.81	132
(.31)	12.04	20.74	648	—	—	1.31	27
(.20)	10.27	8.92	171	—	—	1.66	23
(.06)	9.63	(3.09)	97	—	—	.63	47

(.34)	10.63	(.69)	1,849.25		.25	1.80	25
(1.39)	11.05	(.85)	1,932.25		.25	1.63	28
(.33)	12.52	6.93	1,554.25		.25	2.26	132
(.28)	12.03	20.35	1,290.25		.25	1.43	27
(.17)	10.27	8.64	957.25		.25	1.48	23
(.04)	9.63	(3.31)	793.25		.25	.28	47

(.34)	10.60	(.85)	898.50		.50	1.55	25
(1.36)	11.04	(1.00)	834.50		.50	1.25	28
(.31)	12.50	6.55	712.50		.50	1.80	132
(.26)	12.03	20.09	407.50		.50	1.04	27
(.15)	10.27	8.41	233.50		.50	1.08	23
(.02)	9.63	(3.49)	106.50		.50	.21	47

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 161

Russell Investment Company
In Retirement Fund

Shareholder Expense Example — April 30, 2016 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2015	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2016	$1,015.90	$1,023.62
period indicated, which for this Fund is from November 1, 2015	Expenses Paid During Period*	$1.25	$1.26
to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 182/366 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class R1	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2016	$1,017.50	$1,024.86
the expenses you paid on your account during this period.	Expenses Paid During Period*	$—	$—

Hypothetical Example for Comparison Purposes	* There were no expenses charged to the Class.
The information in the table under the heading “Hypothetical
Hypothetical
Performance (5% return before expenses)” provides information			Performance (5%
about hypothetical account values and hypothetical expenses		Actual	return before
based on the Fund’s actual expense ratio and an assumed rate of	Class R4	Performance	expenses)
return of 5% per year before expenses, which is not the Fund’s	Beginning Account Value
	November 1, 2015	$1,000.00	$1,000.00
actual return. The hypothetical account values and expenses	Ending Account Value
may not be used to estimate the actual ending account balance or	April 30, 2016	$1,016.30	$1,023.62
expenses you paid for the period. You may use this information	Expenses Paid During Period*	$1.25	$1.26
to compare the ongoing costs of investing in the Fund and other
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
funds. To do so, compare this 5% hypothetical example with the	(representing the six month period annualized), multiplied by the average
5% hypothetical examples that appear in the shareholder reports	account value over the period, multiplied by 182/366 (to reflect the one-half
of other funds.	year period).

162 In Retirement Fund

Russell Investment Company
In Retirement Fund

Shareholder Expense Example, continued — April 30, 2016 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2015	$1,000.00	$1,000.00
Ending Account Value
April 30, 2016	$1,016.10	$1,022.38
Expenses Paid During Period*	$2.51	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

In Retirement Fund 163

Russell Investment Company
In Retirement Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Russell Affiliated Mutual Funds - 100.0%
Alternative - 5.9%
Russell Commodity Strategies Fund Class Y	131,712	731
Russell Global Infrastructure Fund Class Y	55,995	645
Russell Global Real Estate Securities Fund Class Y	14,581	536
		1,912

Domestic Equities - 15.0%
Russell U.S. Defensive Equity Fund Class Y	16,277	789
Russell U.S. Dynamic Equity Fund Class Y	40,372	381
Russell U.S. Small Cap Equity Fund Class Y	22,160	582
Select U.S. Equity Fund Class Y	291,512	3,081
		4,833

Fixed Income - 66.2%
Russell Global Opportunistic Credit Fund Class Y	150,712	1,409
Russell Investment Grade Bond Fund Class Y	196,368	4,344
Russell Short Duration Bond Fund Class Y	243,541	4,669
Russell Strategic Bond Fund Class Y	1,005,473	10,959
		21,381

International Equities - 12.9%
Russell Emerging Markets Fund Class Y	33,346	501
Russell Global Equity Fund Class Y	137,554	1,379
Select International Equity Fund Class Y	268,636	2,294
		4,174

Total Investments in Russell Affiliated Mutual Funds
(cost $28,715)		32,300

Total Investments 100.0%
(identified cost $28,715)		32,300

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		32,296

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Investments in Russell Affiliated Mutual Funds	$32,300	$—	$—	$32,300	100.0
Total Investments	32,300	—	—	32,300	100.0
Other Assets and Liabilities, Net					(—)*
					100.0

* Less than .05% of net assets.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2016, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

164 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statement of Assets and Liabilities — April 30, 2016 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$28,715
Investments, at fair value(>)	32,300
Receivables:
Fund shares sold	24
Total assets	32,324

Liabilities
Payables:
Investments purchased	18
Fund shares redeemed	6
Accrued fees to affiliates	4
Total liabilities	28

Net Assets	$32,296

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4)
Accumulated net realized gain (loss)	115
Unrealized appreciation (depreciation) on investments	3,585
Shares of beneficial interest	45
Additional paid-in capital	28,555
Net Assets	$32,296

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.39
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$7.84
Class A — Net assets	$451,353
Class A — Shares outstanding ($.01 par value)	61,046
Net asset value per share: Class R1(#)	$7.23
Class R1 — Net assets	$17,327,476
Class R1 — Shares outstanding ($.01 par value)	2,397,038
Net asset value per share: Class R4(#)	$7.23
Class R4 — Net assets	$9,333,785
Class R4 — Shares outstanding ($.01 par value)	1,290,188
Net asset value per share: Class R5(#)	$7.22
Class R5 — Net assets	$5,183,546
Class R5 — Shares outstanding ($.01 par value)	717,953
Amounts in thousands
(>) Investments in affiliated Russell funds	$32,300
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 165

Russell Investment Company
In Retirement Fund

Statement of Operations — For the Period Ended April 30, 2016 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated Russell funds	$706

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	7
Shareholder servicing fees - Class R4	11
Shareholder servicing fees - Class R5	7
Total expenses	26
Net investment income (loss)	680

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	457
Capital gain distributions from Underlying Funds	299
Net realized gain (loss)	756
Net change in unrealized appreciation (depreciation) on investments	(976)
Net realized and unrealized gain (loss)	(220)
Net Increase (Decrease) in Net Assets from Operations	$460

See accompanying notes which are an integral part of the financial statements.

166 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2016	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$680	$816
Net realized gain (loss)	756	1,294
Net change in unrealized appreciation (depreciation)	(976)	(2,064)
Net increase (decrease) in net assets from operations	460	46

Distributions
From net investment income
Class A	(9)	(11)
Class R1	(377)	(463)
Class R4	(188)	(171)
Class R5	(110)	(172)
From net realized gain
Class A	(19)	(132)
Class R1	(745)	(3,510)
Class R4	(393)	(1,475)
Class R5	(248)	(2,175)
Net decrease in net assets from distributions	(2,089)	(8,109)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,920)	15,767
Total Net Increase (Decrease) in Net Assets	(6,549)	7,704

Net Assets
Beginning of period	38,845	31,141
End of period	$32,296	$38,845
Undistributed (overdistributed) net investment income included in net assets	$(4)	$—

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 167

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2016 and October 31, 2015 were as follows:

	2016 (Unaudited)		2015
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	4	28	18	142
Payments for shares redeemed	(2)	(15)	(3)	(30)
Net increase (decrease)	2	13	15	112
Class R1
Proceeds from shares sold	156	1,116	1,186	9,149
Shares issued in connection with acquisition	—	—	1,111	8,590
Proceeds from reinvestment of distributions	159	1,117	516	3,943
Payments for shares redeemed	(861)	(6,344)	(1,259)	(10,350)
Net increase (decrease)	(546)	(4,111)	1,554	11,332
Class R4
Proceeds from shares sold	168	1,222	114	884
Shares issued in connection with acquisition	—	—	793	6,137
Proceeds from reinvestment of distributions	83	582	215	1,645
Payments for shares redeemed	(119)	(835)	(505)	(4,029)
Net increase (decrease)	132	969	617	4,637
Class R5
Proceeds from shares sold	91	660	488	3,802
Shares issued in connection with acquisition	—	—	455	3,512
Proceeds from reinvestment of distributions	51	358	308	2,347
Payments for shares redeemed	(384)	(2,809)	(1,221)	(9,975)
Net increase (decrease)	(242)	(1,791)	30	(314)
Total increase (decrease)	(654)	$(4,920)	2,216	$15,767

See accompanying notes which are an integral part of the financial statements.

168 In Retirement Fund

(This page intentionally left blank)

Russell Investment Company
In Retirement Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2016*	7.75	.15	(.04)	.11	(.15)	(.32)
October 31, 2015	10.88	.20	(.13)	.07	(.23)	(2.97)
October 31, 2014	11.05	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.74	.36	.29	.65	(.29)	(.05)
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)
October 31, 2011(2)	10.25	.14	(.15)	(.01)	(.14)	—

Class R1
April 30, 2016*	7.59	.15	(.03)	.12	(.16)	(.32)
October 31, 2015	10.72	.17	(.08)	.09	(.25)	(2.97)
October 31, 2014	10.90	.21	.31	.52	(.22)	(.48)
October 31, 2013	10.60	.33	.34	.67	(.32)	(.05)
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)
October 31, 2011	10.28	.24	.07	.31	(.45)	(.04)

Class R4(3)
April 30, 2016*	7.59	.14	(.03)	.11	(.15)	(.32)
October 31, 2015	10.73	.15	(.09)	.06	(.23)	(2.97)
October 31, 2014	10.90	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.60	.32	.32	.64	(.29)	(.05)
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)
October 31, 2011	10.28	.27	.01	.28	(.42)	(.04)

Class R5(4)
April 30, 2016*	7.57	.13	(.02)	.11	(.14)	(.32)
October 31, 2015	10.70	.16	(.12)	.04	(.20)	(2.97)
October 31, 2014	10.88	.16	.30	.46	(.16)	(.48)
October 31, 2013	10.58	.27	.34	.61	(.26)	(.05)
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)
October 31, 2011	10.27	.19	.07	.26	(.41)	(.04)

See accompanying notes which are an integral part of the financial statements.

170 In Retirement Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.47)	7.39	1.59	451.25		.25	2.01	14
(3.20)	7.75	.69	459.25		.25	2.39	56
(.67)	10.88	4.75	486.25		.25	1.60	34
(.34)	11.05	6.15	493.25		.25	3.30	19
(.16)	10.74	8.01	1,035.25		.25	2.43	20
(.14)	10.10	(.06)	1,012.25		.25	1.40	43

(.48)	7.23	1.75	17,327	—	—	2.06	14
(3.22)	7.59	.96	22,325	—	—	2.15	56
(.70)	10.72	5.00	14,897	—	—	1.95	34
(.37)	10.90	6.48	29,451	—	—	3.10	19
(.32)	10.60	8.32	36,665	—	—	2.66	20
(.49)	10.10	3.10	36,059	—	—	2.35	43

(.47)	7.23	1.63	9,334.25		.25	2.01	14
(3.20)	7.59	.59	8,789.25		.25	1.95	56
(.67)	10.73	4.81	5,804.25		.25	1.56	34
(.34)	10.90	6.16	7,818.25		.25	2.95	19
(.29)	10.60	8.05	10,996.25		.25	2.59	20
(.46)	10.10	2.84	17,288.25		.25	2.60	43

(.46)	7.22	1.61	5,184.50		.50	1.87	14
(3.17)	7.57	.38	7,272.50		.50	1.97	56
(.64)	10.70	4.43	9,954.50		.50	1.47	34
(.31)	10.88	5.90	18,939.50		.50	2.57	19
(.27)	10.58	7.78	23,337.50		.50	2.35	20
(.45)	10.08	2.55	36,445.50		.50	1.90	43

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 171

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — April 30, 2016 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

172 Notes to Schedules of Investments

Russell Investment Company
LifePoints® Funds

Notes to Financial Highlights — April 30, 2016 (Unaudited)

(*) For the period ended April 30, 2016 (Unaudited)
(1) For the period January 1, 2011 (commencement of operations) to October 31, 2011.
(2) For the period February 28, 2011 (commencement of operations) to October 31, 2011.
(3) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R2 shares.
(4) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company
(“RFSC”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

Notes to Financial Highlights 173

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — April 30, 2016 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 41 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, (as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management Company ("RIMCo"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures options, forwards and swaps, that RIMCo believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization"). The following table shows each Fund's target strategic asset allocation to equity, fixed/other and alternative asset classes effective March 1, 2016. As of April 30, 2016, the equity Underlying
Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity,
Russell U.S. Small Cap Equity, Russell Global Equity, Russell Emerging Markets and Select International Equity Funds. The fixed/
other income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic
Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Income Funds. The alternative
Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure and
Russell Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed/other income or alternative category level based on
RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed/other income and alternative asset classes effective on March 1, 2016.

	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative#	8%	7%	10%	13%	13%
Equity	11%	34%	55%	71%	79%
Fixed/Other Income	81%	59%	35%	16%	8%

* As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in

174 Notes to Financial Statements

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the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. As of April 30, 2016, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap
Equity, Russell Global Equity, Select International Equity and Russell Emerging Markets Funds. The fixed income Underlying
Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment
Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the
Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2020 Strategy,
2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2016.

	2020	2025	2030	2035
Asset Allocation	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds*	6.8%	7.3%	8.1%	9.1%
Equity Underlying Funds	35%	44.9%	56.8%	70%
Fixed Income Underlying Funds	58.2%	47.8%	35.1%	20.9%

	2040	2045	2050	2055	In Retirement
Asset Allocation	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds*	10.5%	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7%	7%	7%	7%	66.3%

*	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value the shares of the Underlying Funds at the current net asset value ("NAV") per share of each Underlying Fund.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements 175

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• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV,

176 Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At April 30, 2016, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2012 through October 31, 2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or

Notes to Financial Statements 177

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Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIMCo, the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement.
In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a

178 Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2016, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2016	April 30, 2016
Conservative Strategy Fund	$—	$32,412,751
Moderate Strategy Fund	—	80,408,693
Balanced Strategy Fund	6,190,722	740,636,178
Growth Strategy Fund	3,748,040	357,568,805
Equity Growth Strategy Fund	716,928	169,767,159

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2016	April 30, 2016
Conservative Strategy Fund	$—	$32,241,011
Moderate Strategy Fund	—	79,608,596
Balanced Strategy Fund	6,205,770	734,588,888
Growth Strategy Fund	3,757,151	354,710,594
Equity Growth Strategy Fund	719,537	168,545,292

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

Notes to Financial Statements 179

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Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended April 30, 2016, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or Closed
Funds		January 31, 2016	April 30, 2016
Conservative Strategy Fund	Opened	$25,030,298	$—
	Closed	—	26,146,533
Moderate Strategy Fund	Opened	102,444,974	36,671,344
	Closed	61,766,868	42,492,160
Balanced Strategy Fund	Opened	547,199,969	451,555,021
	Closed	374,155,452	362,117,637
Growth Strategy Fund	Opened	400,630,620	408,750,857
	Closed	291,106,292	285,768,603
Equity Growth Strategy Fund	Opened	202,076,926	108,080,358
	Closed	157,022,389	47,063,760

180 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Futures Contracts
The Target Portfolio Funds may invest in futures contracts. The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.
One

		Notional of Futures Contracts Opened or
		Closed
Funds		January 31, 2016	April 30, 2016
Conservative Strategy Fund	Opened	$9,002,516	$15,923,875
	Closed	7,611,001	8,519,761
Moderate Strategy Fund	Opened	79,840,052	79,525,167
	Closed	69,444,002	67,805,610
Balanced Strategy Fund	Opened	460,138,827	437,945,615
	Closed	419,153,434	422,611,583
Growth Strategy Fund	Opened	335,817,508	270,494,227
	Closed	289,998,378	319,216,522
Equity Growth Strategy Fund	Opened	136,023,614	105,936,312
	Closed	118,407,168	128,824,518

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return swaps and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-
defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where

Notes to Financial Statements 181

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Target Portfolio Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

182 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging cash to markets
Balanced Strategy Fund	Return enhancement and hedging cash to markets

The Funds’ period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter.
ct

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2016	April 30, 2016
Moderate Strategy Fund	$10,300,000	$54,300,000
Balanced Strategy Fund	50,900,000	176,300,000

Notes to Financial Statements 183

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2016	April 30, 2016
Moderate Strategy Fund	$7,344,390	$7,365,648
Balanced Strategy Fund	32,402,483	32,496,267
Growth Strategy Fund	60,917,344	61,093,660
Equity Growth Strategy Fund	24,949,633	25,021,846

Master Agreements
Certain Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA
Master Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Target Portfolio Funds utilized multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable
(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

184 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class
R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds or Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds or Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' or Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' or Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' or Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended April 30, 2016, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Conservative Strategy Fund	$23,646,040	$74,512,919
Moderate Strategy Fund	74,293,786	137,174,748
Balanced Strategy Fund	140,795,354	376,880,766
Growth Strategy Fund	83,253,217	180,510,269
Equity Growth Strategy Fund	72,003,975	110,486,300
2020 Strategy Fund	13,187,599	20,573,350
2025 Strategy Fund	5,230,109	8,137,439
2030 Strategy Fund	13,489,851	19,025,499
2035 Strategy Fund	4,373,200	7,516,052
2040 Strategy Fund	10,318,037	15,077,876
2045 Strategy Fund	2,101,241	2,773,691
2050 Strategy Fund	2,703,748	3,252,024
2055 Strategy Fund	1,371,450	1,008,890
In Retirement Fund	4,674,106	10,704,420

Notes to Financial Statements 185

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RFSC is the Funds' administrator and transfer agent. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RFSC, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of (Frank Russell Company, ("FRC") (which, effective December 2, 2014, is an indirect subsidiary of London Stock
Exchange Group plc ("LSEG")).

RIMCo has advised the Funds that, on October 8, 2015, Emerald Acquisition Limited, a company incorporated under the laws of England and Wales (“Buyer”), entered into an agreement with FRC and LSEG through which Buyer will acquire FRC’s asset management business (“Russell Investments”), including RIMCo, from LSEG (the “Transaction”). Buyer is a newly formed acquisition vehicle through which private equity funds affiliated with TA Associates will acquire a majority ownership interest and private equity funds affiliated with Reverence Capital Partners (“RCP”) will acquire a significant minority ownership interest in
Russell Investments.

The Target Portfolio Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of April 30,
2016, the Funds had invested $115,231,244 in the Russell U.S. Cash Management Fund.

Target Portfolio Funds
With respect to the Target Portfolio Funds, the advisory fee of 0.20% and administrative fee of up to 0.0425% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2016:

	Advisory	Administrative
Conservative Strategy Fund	$397,247	$84,415
Moderate Strategy Fund	639,586	135,912
Balanced Strategy Fund	2,702,406	574,261
Growth Strategy Fund	1,720,912	365,694
Equity Growth Strategy Fund	706,200	150,068

RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2016:

Amount
Conservative Strategy Fund	$397,247
Moderate Strategy Fund	639,586
Balanced Strategy Fund	2,702,406
Growth Strategy Fund	1,720,912
Equity Growth Strategy Fund	706,200

Target Date Funds
For the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy
and In Retirement Funds, RIMCo agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the
Funds invest which are borne directly by the Funds.

186 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Waivers and Reimbursements

Target Portfolio Funds

Until February 28, 2017, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees,
Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.15% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.02% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Moderate Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.08% of its transfer agency fees for Class A, C, R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.06% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.13% of its transfer agency fees for Class A and C Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.05% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RFSC has contractually agreed, until February 28, 2017, to waive 0.08% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

As of April 30, 2016, RIMCo and RFSC waived the following expenses:

	RIMCo Waiver	RFSC Waiver	Total
Conservative Strategy Fund	$383,433	$78,628	$462,061
Moderate Strategy Fund	560,882	206,380	767,262
Balanced Strategy Fund	2,052,108	1,320,676	3,372,784
Growth Strategy Fund	1,361,868	60,792	1,422,660
Equity Growth Strategy Fund	618,248	35,649	653,897

Distributor and Shareholder Servicing
Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for the Investment
Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.

Notes to Financial Statements 187

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not exceed
7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2016, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Conservative Strategy Fund	$14,045
Moderate Strategy Fund	3,170
Balanced Strategy Fund	7,301
Growth Strategy Fund	5,246
Equity Growth Strategy Fund	375

For the period ended April 30, 2016, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$54,737	$9,230
Moderate Strategy Fund	128,279	21,589
Balanced Strategy Fund	620,005	103,793
Growth Strategy Fund	609,517	94,466
Equity Growth Strategy Fund	187,605	30,054
2030 Strategy Fund	1,755	283

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended April 30, 2016, were as follows:

	Conservative	Moderate Strategy	Balanced Strategy
	Strategy Fund	Fund	Fund
Advisory fees	$ — $	8,592	$92,818
Administration fees	13,342	21,871	92,270
Distribution fees	128,646	192,518	801,401
Shareholder servicing fees	47,312	62,894	253,784
Transfer agent fees	50,415	69,767	220,431
Trustee fees	860	1,515	6,099
	$240,575	$357,157	$1,466,803

	Growth Strategy	Equity Growth	2020 Strategy
	Fund	Strategy Fund	Fund
Advisory fees	$51,668	$9,787	$—
Administration fees	59,497	24,444	—
Distribution fees	506,917	203,626	2,803
Shareholder servicing fees	159,376	66,702	5,166
Transfer agent fees	270,234	109,457	—
Trustee fees	4,029	1,744	—
	$1,051,721	$415,760	$7,969

	2025 Strategy	2030 Strategy	2035 Strategy
	Fund	Fund	Fund
Distribution fees	$1,317	$3,607	$1,102
Shareholder servicing fees	2,808	5,742	2,606
	$4,125	$9,349	$3,708

	2040 Strategy	2045 Strategy	2050 Strategy
	Fund	Fund	Fund
Distribution fees	$2,341	$678	$679
Shareholder servicing fees	3,588	1,509	1,182

188 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	2040 Strategy	2045 Strategy	2050 Strategy
	Fund	Fund	Fund
	$5,929	$2,187	$1,861
	2055 Strategy
	Fund	In Retirement Fund
Distribution fees	$181	$1,187
Shareholder servicing fees	551	2,996
	$732	$4,183

Board of Trustees
The Russell Fund Complex consists of RIC, which has 41 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Fund Complex compensates each Trustee who is not an employee of RIMCo or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Fund Complex.

For the period ended April 30, 2016, the total amount of regular compensation paid to Trustees by the Funds was $710,886.

Transactions with Affiliated Companies (amounts in thousands)
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended April 30, 2016 with Underlying
Funds which are, or were, an affiliated company, are as follows:

	Fair Value,				Change in
Beginning of				Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Conservative Strategy Fund
Russell Global Infrastructure Fund	$17,176	$1,706	$3,740	$(294)	$315	$15,163	$211	$444
Russell Global Real Estate Securities
Fund	17,266	2,105	3,664	(313)	(389)	15,005	194	801
Russell U.S. Defensive Equity Fund	6,538	384	1,387	662	(577)	5,620	45	—
Russell U.S. Dynamic Equity Fund	6,566	1,658	1,616	(201)	(824)	5,583	275	595
Select U.S. Equity Fund	8,731	775	1,910	(92)	(33)	7,471	160	—
Russell Global Opportunistic Credit
Fund	8,687	364	1,614	(150)	294	7,581	130	—
Russell Investment Grade Bond Fund	43,326	2,183	7,358	61	(315)	37,897	1,266	64
Russell Short Duration Bond Fund	99,896	2,773	15,713	117	77	87,150	679	56
Russell Strategic Bond Fund	99,679	4,750	16,741	104	(578)	87,214	2,352	548
Russell Emerging Markets Fund	8,596	1,079	2,023	(401)	284	7,535	30	—
Select International Equity Fund	8,664	994	1,638	(291)	(243)	7,486	224	12
Russell Multi-Strategy Income Fund	100,016	4,875	17,109	(1,428)	805	87,159	1,884	—
Russell U.S. Cash Management Fund	8,872	5,189	5,908	—	—	8,153	14	—
	$434,013	$28,835	$80,421	$(2,226)	$(1,184)	$379,017	$7,464	$2,520
Moderate Strategy Fund
Russell Commodity Strategies Fund	$9,919	$4,373	$1,823	$(1,088)	$1,141	$12,522	$—	$—
Russell Global Infrastructure Fund	20,886	1,878	6,925	310	(586)	15,563	248	531
Russell Global Real Estate Securities
Fund	7,000	687	1,240	261	(545)	6,163	79	321
Russell U.S. Defensive Equity Fund	28,304	1,509	5,591	2,040	(1,677)	24,585	196	—
Russell U.S. Dynamic Equity Fund	21,241	4,363	3,907	(477)	(2,859)	18,361	886	1,917
Russell U.S. Small Cap Equity Fund	27,652	4,113	4,950	(708)	(1,436)	24,671	241	1,746
Select U.S. Equity Fund	31,839	2,294	6,070	(247)	(220)	27,596	581	—
Russell Global Opportunistic Credit
Fund	90,947	25,462	16,713	(1,455)	4,457	102,698	1,517	—
Russell Investment Grade Bond Fund	111,597	5,719	38,727	265	(1,268)	77,586	3,156	166
Russell Strategic Bond Fund	222,767	11,544	34,417	(209)	(827)	198,858	5,245	1,227
Russell Emerging Markets Fund	27,217	2,195	4,314	(1,193)	805	24,710	96	—
Russell Global Equity Fund	42,233	6,659	6,877	723	(5,795)	36,943	771	3,329
Select International Equity Fund	41,652	3,498	5,621	(713)	(1,893)	36,923	1,095	42

Notes to Financial Statements 189

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,				Change in
	Beginning of			Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell U.S. Cash Management Fund	13,188	31,753	34,564	—	—	10,377	17	—
	$696,442	$106,047	$171,739	$(2,491)	$(10,703)	$617,556	$14,166	$9,279
Balanced Strategy Fund
Russell Commodity Strategies Fund	$63,902	$592	$3,199	$(742)	$(755)	$59,798	$—	$—
Russell Global Infrastructure Fund	118,176	4,451	17,497	133	(169)	105,094	1,432	3,007
Russell Global Real Estate Securities
Fund	29,788	1,706	4,233	1,467	(2,736)	25,992	335	1,371
Russell U.S. Defensive Equity Fund	211,423	1,485	33,584	10,746	(8,392)	181,678	1,462	—
Russell U.S. Dynamic Equity Fund	212,054	28,128	25,375	(2,531)	(31,166)	181,110	8,829	19,112
Russell U.S. Small Cap Equity Fund	177,488	12,915	19,876	(2,666)	(11,486)	156,375	1,549	11,206
Select U.S. Equity Fund	234,357	4,370	33,946	(1,534)	(2,328)	200,919	4,271	—
Russell Global Opportunistic Credit
Fund	266,655	23,474	33,622	(2,617)	8,934	262,824	4,082	—
Russell Strategic Bond Fund	820,265	24,510	134,775	(846)	(3,669)	705,485	19,436	4,561
Russell Emerging Markets Fund	168,590	1,489	11,206	(2,485)	61	156,449	595	—
Russell Global Equity Fund	301,305	29,444	33,806	1,448	(38,138)	260,253	5,500	23,749
Select International Equity Fund	296,878	8,231	25,762	(3,279)	(15,690)	260,378	7,766	307
Russell U.S. Cash Management Fund	50,457	168,883	169,703	—	—	49,637	76	—
	$2,951,338	$309,678	$546,584	$(2,906)	$(105,534)	$2,605,992	$55,333	$63,313
Growth Strategy Fund
Russell Commodity Strategies Fund	$54,010	$299	$1,377	$(1,087)	$(145)	$51,700	$—	$—
Russell Global Infrastructure Fund	93,545	3,539	11,933	22	(13)	85,160	1,137	2,381
Russell Global Real Estate Securities
Fund	56,730	3,263	7,258	(892)	(1,539)	50,304	644	2,618
Russell U.S. Defensive Equity Fund	153,146	1,096	21,474	5,204	(3,575)	134,397	1,069	—
Russell U.S. Dynamic Equity Fund	153,412	20,471	14,507	(2,516)	(21,959)	134,901	6,413	13,872
Russell U.S. Small Cap Equity Fund	168,431	12,154	14,453	(2,181)	(11,298)	152,653	1,476	10,678
Select U.S. Equity Fund	210,585	3,861	25,519	(1,282)	(2,284)	185,361	3,862	—
Russell Global Opportunistic Credit
Fund	94,007	1,431	11,956	(1,267)	2,795	85,010	1,415	—
Russell Strategic Bond Fund	223,346	7,431	28,911	(1,063)	(13)	200,790	5,324	1,243
Russell Emerging Markets Fund	161,755	760	7,942	(2,592)	266	152,247	571	—
Russell Global Equity Fund	228,866	22,274	19,874	1,035	(28,947)	203,354	4,189	18,085
Select International Equity Fund	244,750	6,674	15,306	(1,911)	(13,733)	220,474	6,386	277
Russell U.S. Cash Management Fund	33,266	106,541	105,963	—	—	33,844	47	—
	$1,875,849	$189,794	$286,473	$(8,530)	$(80,445)	$1,690,195	$32,533	$49,154
Equity Growth Strategy Fund
Russell Commodity Strategies Fund	$22,224	$2,807	$3,106	$(978)	$428	$21,375	$—	$—
Russell Global Infrastructure Fund	38,384	3,597	6,816	(90)	35	35,110	468	982
Russell Global Real Estate Securities
Fund	23,316	2,135	3,762	164	(1,160)	20,693	263	1,067
Russell U.S. Defensive Equity Fund	70,935	3,231	12,807	2,983	(2,302)	62,040	492	—
Russell U.S. Dynamic Equity Fund	71,117	12,848	10,662	78	(11,383)	61,998	2,962	6,407
Russell U.S. Small Cap Equity Fund	84,328	10,052	11,119	(337)	(6,463)	76,461	742	5,367
Select U.S. Equity Fund	78,843	4,580	13,101	(193)	(1,199)	68,930	1,439	—
Russell Global Opportunistic Credit
Fund	69,276	4,147	11,505	(933)	2,030	63,015	1,036	—
Russell Emerging Markets Fund	83,306	5,248	10,650	499	(1,944)	76,459	297	—
Russell Global Equity Fund	117,891	16,299	15,847	2,337	(16,717)	103,963	2,150	9,284
Select International Equity Fund	100,646	7,060	11,111	(948)	(5,511)	90,136	2,629	103
Russell U.S. Cash Management Fund	13,143	39,455	39,378	—	—	13,220	19	—
	$773,409	$111,459	$149,864	$2,582	$(44,186) $	$693,400	$12,497	$23,210
2020 Strategy Fund
Russell Commodity Strategies Fund	$1,677	$178	$353	$(121)	$73	$1,454	$—	$—
Russell Global Infrastructure Fund	1,442	188	342	(67)	70	1,291	17	36

190 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,				Change in
Beginning of				Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell Global Real Estate Securities
Fund	1,442	193	579	213	(303)	966	14	64
Russell U.S. Defensive Equity Fund	1,871	139	415	183	(158)	1,620	13	—
Russell U.S. Dynamic Equity Fund	1,288	358	423	9	(198)	1,034	53	115
Russell U.S. Small Cap Equity Fund	2,072	440	715	162	(306)	1,653	17	126
Select U.S. Equity Fund	9,107	1,230	2,477	85	(177)	7,768	163	—
Russell Global Opportunistic Credit
Fund	3,044	214	608	(83)	135	2,702	46	—
Russell Investment Grade Bond Fund	10,104	1,367	3,962	38	(107)	7,440	283	14
Russell Short Duration Bond Fund	4,720	2,827	1,136	(24)	61	6,448	39	3
Russell Strategic Bond Fund	23,584	3,251	6,141	439	(533)	20,600	541	125
Russell Emerging Markets Fund	1,766	215	516	54	(84)	1,435	6	—
Russell Global Equity Fund	3,630	1,358	1,093	247	(585)	3,557	65	280
Select International Equity Fund	6,747	1,230	1,813	(305)	(65)	5,794	168	12
	$72,494	$13,188	$20,573	$830	$(2,177)	$63,762	$1,425	$775
2025 Strategy Fund
Russell Commodity Strategies Fund	$780	$92	$130	$(50)	$26	$718	$—	$—
Russell Global Infrastructure Fund	685	75	139	(29)	29	621	8	16
Russell Global Real Estate Securities
Fund	683	89	263	51	(92)	468	6	29
Russell U.S. Defensive Equity Fund	854	56	185	82	(71)	736	6	—
Russell U.S. Dynamic Equity Fund	781	186	210	10	(122)	645	31	67
Russell U.S. Small Cap Equity Fund	1,302	219	337	42	(132)	1,094	10	76
Select U.S. Equity Fund	4,922	471	1,148	46	(101)	4,190	85	—
Russell Global Opportunistic Credit
Fund	1,284	99	255	(37)	58	1,149	19	—
Russell Investment Grade Bond Fund	3,932	510	1,437	(23)	—	2,982	106	6
Russell Short Duration Bond Fund	398	964	160	(2)	13	1,213	6	—
Russell Strategic Bond Fund	9,170	1,205	2,346	32	(67)	7,994	205	46
Russell Emerging Markets Fund	1,113	120	284	(46)	25	928	4	—
Russell Global Equity Fund	2,106	634	485	69	(267)	2,057	36	156
Select International Equity Fund	3,763	510	758	(120)	(89)	3,306	89	6
	$31,773	$5,230	$8,137	$25	$(790)	$28,101	$611	$402
2030 Strategy Fund
Russell Commodity Strategies Fund	$2,387	$246	$428	$(185)	$115	$2,135	$—	$—
Russell Global Infrastructure Fund	1,943	178	397	(87)	81	1,718	23	49
Russell Global Real Estate Securities
Fund	1,926	173	666	242	(368)	1,307	19	86
Russell U.S. Defensive Equity Fund	2,463	78	387	199	(170)	2,183	17	—
Russell U.S. Dynamic Equity Fund	2,872	704	708	17	(451)	2,434	118	256
Russell U.S. Small Cap Equity Fund	4,983	958	1,381	222	(577)	4,205	42	303
Select U.S. Equity Fund	16,392	1,335	3,070	104	(315)	14,446	296	—
Russell Global Opportunistic Credit
Fund	3,020	285	507	(74)	129	2,853	46	—
Russell Investment Grade Bond Fund	5,164	2,133	1,477	(28)	41	5,833	151	7
Russell Strategic Bond Fund	20,659	3,390	5,277	(16)	(47)	18,709	476	109
Russell Emerging Markets Fund	4,305	374	928	(129)	51	3,673	15	—
Russell Global Equity Fund	7,535	1,866	1,463	131	(935)	7,134	135	584
Select International Equity Fund	12,691	1,770	2,336	(395)	(319)	11,411	315	21
	$86,340	$13,490	$19,025	$1	$(2,765)	$78,041	$1,653	$1,415
2035 Strategy Fund
Russell Commodity Strategies Fund	$793	$127	$244	$(113)	$83	$646	$—	$—
Russell Global Infrastructure Fund	665	94	218	(49)	44	536	7	15
Russell Global Real Estate Securities
Fund	662	79	368	64	(116)	321	5	26
Russell U.S. Defensive Equity Fund	750	49	183	89	(81)	624	5	—

						Notes to Financial Statements 191

ussell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,				Change in
Beginning of				Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell U.S. Dynamic Equity Fund	1,081	231	313	21	(169)	851	40	87
Russell U.S. Small Cap Equity Fund	1,868	293	551	(1)	(122)	1,487	14	102
Select U.S. Equity Fund	5,808	527	1,529	64	(136)	4,734	94	—
Russell Global Opportunistic Credit
Fund	596	177	185	(22)	35	601	9	—
Russell Strategic Bond Fund	4,008	1,425	1,647	(28)	28	3,786	87	19
Russell Emerging Markets Fund	1,690	194	520	(115)	80	1,329	5	—
Russell Global Equity Fund	2,657	608	671	118	(375)	2,337	43	184
Select International Equity Fund	4,455	569	1,087	(170)	(70)	3,697	98	7
	$25,033	$4,373	$7,516	$(142)	$(799)	$20,949	$407	$440
2040 Strategy Fund
Russell Commodity Strategies Fund	$2,268	$453	$646	$(219)	$149	$2,005	$—	$—
Russell Global Infrastructure Fund	1,943	312	533	(118)	109	1,713	23	47
Russell Global Real Estate Securities
Fund	1,933	278	928	285	(435)	1,133	17	84
Russell U.S. Defensive Equity Fund	1,942	166	424	173	(155)	1,702	13	—
Russell U.S. Dynamic Equity Fund	3,241	721	640	27	(527)	2,822	130	281
Russell U.S. Small Cap Equity Fund	5,518	947	1,229	193	(608)	4,821	46	328
Select U.S. Equity Fund	16,999	1,628	3,222	62	(339)	15,128	301	—
Russell Strategic Bond Fund	4,532	1,534	2,057	133	(151)	3,991	100	23
Russell Emerging Markets Fund	5,143	614	1,108	(238)	132	4,543	17	—
Russell Global Equity Fund	8,418	1,921	2,023	195	(1,136)	7,375	146	633
Select International Equity Fund	12,767	1,744	2,268	(382)	(378)	11,483	306	21
	$64,704	$10,318	$15,078	$111	$(3,339)	$56,716	$1,099	$1,417
2045 Strategy Fund
Russell Commodity Strategies Fund	$452	$95	$115	$(52)	$38	$418	$—	$—
Russell Global Infrastructure Fund	384	60	93	(21))	20	350	4	9
Russell Global Real Estate Securities
Fund	384	51	175	27	(57)	230	4	16
Russell U.S. Defensive Equity Fund	386	32	80	35	(30)	343	3	—
Russell U.S. Dynamic Equity Fund	648	138	113	4	(100)	577	25	55
Russell U.S. Small Cap Equity Fund	1,101	158	194	(15)	(63)	987	9	64
Select U.S. Equity Fund	3,386	340	613	18	(65)	3,066	55	4
Russell Strategic Bond Fund	898	320	405	3	(6)	810	20	4
Russell Emerging Markets Fund	1,020	157	234	(59)	41	925	3	—
Russell Global Equity Fund	1,672	379	365	23	(202)	1,507	29	123
Select International Equity Fund	2,526	371	387	(59)	(84)	2,367	63	—
	$12,857	$2,101	$2,774	$(96)	$(508)	$11,580	$215	$275
2050 Strategy Fund
Russell Commodity Strategies Fund	$435	$100	$115	$(44)	$30	$406	$—	$—
Russell Global Infrastructure Fund	370	79	105	(23)	22	343	4	9
Russell Global Real Estate Securities
Fund	369	71	188	47	(75)	224	4	16
Russell U.S. Defensive Equity Fund	371	60	99	31	(27)	336	3	—
Russell U.S. Dynamic Equity Fund	623	170	141	7	(100)	559	25	54
Russell U.S. Small Cap Equity Fund	1,060	208	238	14	(88)	956	9	63
Select U.S. Equity Fund	3,256	551	771	22	(63)	2,995	58	—
Russell Strategic Bond Fund	864	378	445	33	(36)	794	19	4
Russell Emerging Markets Fund	981	185	252	(52)	36)	898	3	—
Russell Global Equity Fund	1,608	460	434	40	(216)	1,458	28	122
Select International Equity Fund	2,431	442	464	(73)	(65)	2,271	59	4
	$12,368	$2,704	$3,252	$2	$(582)	$11,240	$212	$272
2055 Strategy Fund
Russell Commodity Strategies Fund	$145	$49	$34	$(7)	$4	$157	$—	$—
Russell Global Infrastructure Fund	124	36	30	(5)	6	131	2	3

192 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Fair Value,				Change in
Beginning of				Realized Gain	Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
Russell Global Real Estate Securities
Fund	124	32	60	(6)	(4)	86	1	6
Russell U.S. Defensive Equity Fund	125	33	30	—	1	129	1	—
Russell U.S. Dynamic Equity Fund	209	79	41	(2)	(30)	215	9	19
Russell U.S. Small Cap Equity Fund	354	105	67	(6)	(20)	366	3	22
Select U.S. Equity Fund	1,092	311	241	(1)	(11)	1,150	21	—
Russell Strategic Bond Fund	289	161	146	(3)	3	304	7	2
Russell Emerging Markets Fund	329	85	65	(8)	4	345	1	—
Russell Global Equity Fund	539	224	144	(10)	(50)	559	10	43
Select International Equity Fund	815	256	151	(21)	(27)	872	21	2
	$4,145	$1,371	$1,009	$(69)	$(124)	$4,314	$76	$97
In Retirement Fund
Russell Commodity Strategies Fund	$843	$56	$142	$(42)	$16	$731	$—	$—
Russell Global Infrastructure Fund	766	86	205	(42)	40	645	9	18
Russell Global Real Estate Securities
Fund	765	100	289	95	(135)	536	7	31
Russell U.S. Defensive Equity Fund	956	66	245	107	(95)	789	6	—
Russell U.S. Dynamic Equity Fund	458	116	128	6	(71)	381	18	38
Russell U.S. Small Cap Equity Fund	691	134	198	48	(93)	582	5	40
Select U.S. Equity Fund	3,667	407	954	35	(74)	3,081	58	4
Russell Global Opportunistic Credit
Fund	1,682	73	370	(51)	75	1,409	24	—
Russell Investment Grade Bond Fund	6,410	467	2,488	36	(81)	4,344	167	8
Russell Short Duration Bond Fund	4,469	1,182	1,002	(7)	27	4,669	31	2
Russell Strategic Bond Fund	13,597	952	3,525	333	(398)	10,959	292	67
Russell Emerging Markets Fund	602	60	152	(7)	(2)	501	2	—
Russell Global Equity Fund	1,263	559	348	54	(149)	1,379	21	91
Select International Equity Fund	2,680	416	658	(108)	(36)	2,294	66	—
	$38,849	$4,674	$10,704	$457	$(976)	$32,300	$706	$299

5. Federal Income Taxes
At April 30, 2016, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

			No Expiration

	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Growth Strategy Fund	$—	$9,811,508	$—	$—	$9,811,508
Equity Growth Strategy Fund	101,878,588	19,352,964	—	—	121,231,552

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Notes to Financial Statements 193

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

	Conservative Strategy		Moderate Strategy	Balanced Strategy
	Fund		Fund	Fund
Cost of Investments	$368,846,622		$598,009,543	$2,552,166,730
Unrealized Appreciation	$14,801,636		$29,509,913	$131,227,495
Unrealized Depreciation		(4,630,785)	(9,342,565)	(72,828,898)
Net Unrealized Appreciation (Depreciation)	$10,170,851		$20,167,348	$58,398,597

			Equity Growth
	Growth Strategy Fund		Strategy Fund	2020 Strategy Fund
Cost of Investments	$1,695,431,300		$708,350,624	$57,468,996
Unrealized Appreciation	$50,904,297		$35,233,894	$7,668,606
Unrealized Depreciation		(52,122,578)	(48,355,573)	(1,375,584)
Net Unrealized Appreciation (Depreciation)	$(1,218,281	) $	(13,121,679)	$6,293,022

	2025 Strategy Fund		2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$26,546,585		$71,899,781	$20,032,600
Unrealized Appreciation	$1,957,837		$7,996,281	$1,217,897
Unrealized Depreciation		(403,906)	(1,854,929)	(301,731)
Net Unrealized Appreciation (Depreciation)	$1,553,931		$6,141,352	$916,166

	2040 Strategy Fund		2045 Strategy Fund	2050 Strategy Fund
Cost of Investments	$52,393,685		$11,134,993	$10,389,471
Unrealized Appreciation	$5,941,743		$633,301	$1,059,595
Unrealized Depreciation		(1,619,500)	(188,016)	(209,004)
Net Unrealized Appreciation (Depreciation)	$4,322,243		$445,285	$850,591

	In Retirement Fund		In Retirement Fund
Cost of Investments	$4,441,715		$29,393,675
Unrealized Appreciation	$671,507		$3,449,174
Unrealized Depreciation		(799,046)	(543,315)
Net Unrealized Appreciation (Depreciation)	$(127,539	) $	2,905,859

As permitted by tax regulations, the Funds intend to defer a late year ordinary loss incurred from January 1, 2015 to October 31,
2015 and treat it as arising in the fiscal year 2016. As of October 31, 2015, the Funds had deferred ordinary losses as follows:

Equity Growth Strategy Fund $ 9,307

6. Record Ownership
As of April 30, 2016, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	3	58.6
Moderate Strategy Fund	2	53.9
Balanced Strategy Fund	3	61.7
Growth Strategy Fund	3	63.3
Equity Growth Strategy Fund	3	54.3
2020 Strategy Fund	4	59.0
2025 Strategy Fund	3	61.0
2030 Strategy Fund	4	60.0

194 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2016 (Unaudited)

2035 Strategy Fund	2	48.8
2040 Strategy Fund	4	62.1
2045 Strategy Fund	3	52.0
2050 Strategy Fund	4	58.9
2055 Strategy Fund	4	64.9
In Retirement Fund	2	40.7

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8,
2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This
second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo and RFSC are defending the actions.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et all., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The
claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors
Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted the following items requiring additional disclosures.

On June 1, 2016, RIMCo became an indirect, wholly-owned subsidiary of Emerald Acquisition Limited. On June 2, 2016, RIMCo
changed its name to “Russell Investment Management, LLC”. On June 2, 2016, RFSC, changed its name to “Russell Investments
Fund Services, LLC”. On June 2, 2016, Russell Financial Services, Inc. changed its name to “Russell Investments Financial
Services, LLC”. On June 2, 2016, Russell Implementation Services, Inc. changed its name to “Russell Implementation Services,
LLC”.

At a meeting held on May 24, 2016, the Board approved the liquidation of the Russell Multi-Strategy Alternative Fund pursuant to a plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). Shareholders of the Fund may redeem their shares prior to the liquidation date. The Plan provides for the liquidation of the Fund’s assets by July 26, 2016 and a liquidating distribution to be paid to Fund shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

Notes to Financial Statements 195

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts — April 30, 2016 (Unaudited)

The Investment Company Act requires that the Board, including a majority of its members who are not considered to be “interested persons” under the Investment Company Act (the “Independent Trustees”) voting separately, approve initially for a term not to exceed two years the advisory agreement with RIMCo (the “Existing RIMCo Agreement”) and, with respect to the Funds that employ a manager-
of-managers method of investment, the portfolio management and non-discretionary investment advisory contract, as applicable, with each discretionary and non-discretionary sub-adviser (each a “Money Manager”) of the Funds (collectively, the “Existing Money
Manager Agreements,” and together with the Existing RIMCo Agreement, the “Existing RIC Agreements”) and, thereafter, to approve the continuation of each such Existing RIC Agreement on at least an annual basis, and that the terms and conditions of each Existing
RIC Agreement provide for its termination if continuation is not approved annually and upon its “assignment” within the meaning of
Section 2(a)(4) of the Investment Company Act (“assignment”).

The Board, including all of the Independent Trustees, considered and approved the Existing RIC Agreements for an initial term of two years at a meeting held in person on July 29, 2014, and shareholders of each Fund approved the Fund’s Existing RIMCo Agreement on November 3, 2014 or November 25, 2014 in connection with the change of control resulting from LSEG’s acquisition of FRC in a transaction with Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) (the “LSEG Transaction”).

In connection with the LSEG Transaction, completion of which was announced on December 3, 2014, LSEG stated that it would undertake a comprehensive review (the “Review”) of FRC’s investment management business to determine its positioning and fit with
LSEG. One part of the Review was to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities. On February 5, 2015, LSEG publicly announced that it had completed the Review, that the conclusion of the Review was to explore a sale of the FRC investment management business in its entirety, and that a sale process would commence. Following this date, LSEG solicited expressions of interest in acquiring FRC’s investment management business from potential bidders in an auction process. LSEG will retain FRC and
FRC’s index business. FRC’s index business has historically provided various services and support to RIMCo in respect of RIMCo’s
Fund-related activities. In connection with the Transaction (defined below), FRC and Russell Investments will enter into index and intellectual property license agreements which will provide Russell Investments, including RIMCo, with access to the LSEG retained intellectual property and index data used in the conduct of its asset management business, including RIMCo’s Fund-related services.

The Independent Trustees discussed with RIMCo and LSEG and monitored throughout the sale process the impact of uncertainty as to
RIMCo’s ownership on the retention of key employees and on the ability of the Funds to retain assets and attract additional assets. The
Independent Trustees requested, and RIMCo provided, weekly reports regarding Fund asset inflows and outflows and departures of key personnel. The Independent Trustees also received periodic status reports regarding the sale process from RIMCo and LSEG. Following the emergence of interested bidders, the Independent Trustees communicated their perspectives on certain of the bidders to RIMCo or
LSEG when presented with opportunities to do so. With respect to private equity firm bidders, such as TA Associates Management and
TA Associates L.P. (together, “TA Associates”), these perspectives included Board concerns as to possible negative market reaction to the perceived transitional nature of any transaction with a private equity firm and to any utilization of significant leverage to complete such a transaction. The Board received status reports on the sale process not only at its regularly scheduled quarterly meetings during the sale process but in interim telephone conference call meetings with RIMCo and/or LSEG.

In anticipation of a change of ownership of RIMCo and consequent assignment and termination of the Existing RIC Agreements as a result of the announced conclusions of the Review, the Board met in person on May 18, 2015 (the “Existing RIC Agreement Review
Meeting”) to review and discuss with RIMCo information (the “Existing RIC Agreement Financial Information”) regarding each Fund’s performance, fees, expenses, and profitability as of December 31, 2014.

During the course of a year the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIMCo, and compliance with applicable regulatory requirements. In preparation for the Existing RIC Agreement Review Meeting, the Independent
Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested, and the Board reviewed:
(1) information and reports prepared by RIMCo relating to the profitability of each Fund to RIMCo; (2) information (the “Third-
Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of certain of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds; and (3) information prepared by RIMCo (the “RIMCo Comparative Information”) comparing the performance of certain Funds and their respective

196 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds, whether identified as such in the
Third-Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds included in the Performance and Expense Universes as requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its review of the Existing RIC Agreements at the Existing RIC Agreement Review Meeting is included in the Existing RIC Agreement Financial Information.

On October 8, 2015, LSEG announced that it had entered into a stock and asset purchase agreement with FRC and Emerald Acquisition
Limited (“Emerald Acquisition”), providing for a possible sale of FRC’s investment management business (“Russell Investments”)
to Emerald Acquisition (the “Transaction”). The Transaction, if completed, would result in the assignment of the Existing RIMCo
Agreement. Because the Existing RIMCo Agreement would terminate upon its assignment, the Board was asked to consider approval of the terms and conditions of a new agreement (the “Post-Transaction RIMCo Agreement”) pursuant to which RIMCo, as an affiliate of Emerald Acquisition, would continue to serve as the investment adviser of each Fund following completion of the Transaction and thereafter to submit the Post-Transaction RIMCo Agreement to each Fund’s shareholders for approval, as required by the Investment
Company Act. Because the Existing Money Manager Agreements may be deemed to terminate upon assignment of each Fund’s Existing
RIMCo Agreement, the Board also was asked to approve new portfolio management and/or non-discretionary investment advisory contracts with each applicable Fund’s Money Managers (the “Post-Transaction Money Manager Agreements,” and together with the
Post-Transaction RIMCo Agreement, the “Post-Transaction RIC Agreements”).

Following the announcement by LSEG of the Transaction, the Independent Trustees, with the advice and assistance of Independent
Counsel, requested information to evaluate the Post-Transaction RIC Agreements. The Independent Trustees requested information relating to the nature, scope, and quality of services provided to the Funds by RIMCo and its affiliates and advised RIMCo of their willingness to rely upon the Existing RIC Agreement Financial Information in their evaluation of the Post-Transaction RIC Agreements, if and to the extent that such information, together with any information updating or supplementing such information, continued to be accurate and complete as of the date of the request. In response to this request, RIMCo provided information relating to the nature, scope, and quality of services provided to the Funds by RIMCo and its affiliates which information also included the Existing RIC
Agreement Financial Information as updated or supplemented as needed. Separately, the Independent Trustees submitted requests for information specifically regarding Emerald Acquisition and the impact of the Transaction on the interests of the Funds and their shareholders. The foregoing information and other information provided or presented by RIMCo, Emerald Acquisition, TA Associates, and Reverence Capital to the Board, including the Independent Trustees, in connection with its evaluation of the Post-Transaction RIC
Agreements, including the information referred to below, hereinafter is referred to collectively as the “Post-Transaction RIC Agreement
Information.”

On November 3, 2015, the Board met by telephone conference call to discuss preliminarily the announcement of the Transaction with representatives of FRC, RIMCo and TA Associates.

At a meeting held in person on December 7-8, 2015 (the “Post-Transaction RIC Agreement Information Meeting”), the Board, in further preparation for its evaluation of the Post-Transaction RIC Agreements, reviewed the Post-Transaction RIC Agreement Information with representatives of FRC, RIMCo, Fund management, TA Associates, and Reverence Capital, and separately in private sessions with
Independent Counsel at which no representatives of FRC, RIMCo, Fund management, TA Associates, or Reverence Capital were present. Prior to the Post-Transaction RIC Agreement Information Meeting, the Board submitted supplemental information requests, including a supplemental request for additional analyses and information regarding the financial stability of RIMCo and financial models supporting the belief of TA Associates and Reverence Capital as to RIMCo’s financial stability following completion of the
Transaction. Prior to the Post-Transaction RIC Agreement Information Meeting, the Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the Post-Transaction RIC Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel. At the Post-
Transaction RIC Agreement Information Meeting, the Board requested additional information needed to evaluate the Post-Transaction
RIC Agreements, including information regarding covenants and events of default on one or more loans financing a portion of the
Transaction purchase price (the “Term Loan Facility”) borrowed under a credit agreement (the “Credit Agreement”) and a revolving

Basis for Approval of Investment Advisory Contracts 197

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

credit facility under the Credit Agreement (the “Revolving Credit Facility” and together with the Term Loan Facility, the “Facilities”)
that could lead to a change of control of RIMCo.

The Board met in person on December 16, 2015 to consider the approval of the Post-Transaction RIC Agreements (the “Post-
Transaction RIC Agreement Evaluation Meeting,” and together with the Existing RIC Agreement Review Meeting and the Post-
Transaction RIC Agreement Information Meeting, the “Agreement Information Meetings,” or individually an “Agreement Information
Meeting”). At the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees met in person with representatives of FRC, RIMCo, and Fund management to review additional Post-Transaction RIC Agreement Information received after the Post-
Transaction RIC Agreement Information Meeting and prior to or at that meeting. Representatives of TA Associates and Reverence
Capital participated in the Post-Transaction RIC Agreement Information Meeting in person and participated in the Post-Transaction
RIC Agreement Evaluation Meeting by conference call. Presentations made by FRC, RIMCo, TA Associates, and Reverence Capital at the Agreement Information Meetings encompassed all of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (the “Other Russell Funds”). Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Meetings is included in the Post-Transaction RIC Agreement Information. Presentations made by
FRC, RIMCo, TA Associates, and Reverence Capital at the Agreement Information Meetings also are included in the Post-Transaction
RIC Agreement Information. Prior to voting at the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees
met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, Fund management, TA Associates, or Reverence Capital were present, to review additional Post-Transaction RIC Agreement Information received prior to and at the
Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction RIC Agreements reflected the Post-Transaction RIC Agreement Information and other information received by the Board during the course of the year or in prior years. The Independent Trustees’ evaluations of the Post-
Transaction RIC Agreements also reflected the knowledge and familiarity gained as Board members of the Funds and the Other Russell
Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing RIC
Agreements and services proposed to be provided to the Funds under the Post-Transaction RIC Agreements.

In evaluating the Post-Transaction RIC Agreement Information, the Board considered that each of the Funds (the “Manager-of-Managers
Funds”), other than the Russell Strategic Call Overwriting Fund, Select U.S. Equity Fund, and Select International Equity Fund (the
“RIMCo-Managed Funds”) and Funds that are structured as funds of funds (the “Funds of Funds”), employs a manager-of-managers method of investment and RIMCo’s advice that such Manager-of-Managers Funds in employing a manager-of-managers method of investment operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser, which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy.
RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the RIMCo-Managed Funds and the Funds of Funds, which are currently managed only by RIMCo. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly in its discretion, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which
RIMCo purchases and sells securities for a Manager-of-Managers Fund, or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the Existing RIMCo Agreement, and would be responsible under the Post-Transaction RIMCo Agreement, for determining, implementing, and maintaining the investment program for each Fund. Assets of each Manager-of-Managers Fund generally have been allocated among multiple Money Manager investment strategies. The Manager-of-Managers Funds may employ discretionary and/or non-discretionary Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages Manager-of-
Managers Fund assets not allocated to discretionary Money Managers, which include assets managed by RIMCo to effect a Manager-of-
Managers Fund’s investment strategies and/or to actively manage a Manager-of-Managers Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo also manages the portion of Manager-of-Managers Fund assets for which a Manager-
of-Managers Fund’s non-discretionary Money Managers provide model portfolios to RIMCo and each Manager-of-Managers Fund’s liquidity reserves. RIMCo may also manage portions of a Manager-of-Managers Fund during transitions between Money Managers.
The assets of each Fund of Funds are invested in different combinations of underlying Funds pursuant to target asset allocations set by
RIMCo. RIMCo may modify the target asset allocation for any Fund of Funds and/or the underlying Funds in which the Funds of Funds invest. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing RIMCo Agreement, and would be managed directly by RIMCo pursuant to authority provided by the Post-Transaction RIMCo Agreement.

198 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Manager-of-Managers Funds is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any constraints placed by
RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. For each Manager-of-Managers
Fund, RIMCo is responsible, among other things, for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for a Manager-of-Managers Fund; and recommending annually to the Board whether portfolio management and non-discretionary investment advisory contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification, or termination of portfolio management and non-
discretionary investment advisory contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the
Manager-of-Managers Funds in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Manager-
of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Manager-of-Managers
Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Manager-of-Managers Fund.

The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures emphasize to investors
RIMCo’s role as the principal investment manager for each such Fund, rather than the investment selection role of the Funds’ Money
Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.

The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure; the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds; and the likelihood that, at the current expense ratio of each Manager-of-Managers Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in respect of the Post-Transaction RIMCo Agreement, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2. The investment performance of each Fund, RIMCo and, with respect to the Manager-of-Managers Funds, each Money Manager, including the investment performance of each Fund in absolute terms and relative to its benchmark(s) and Comparable Funds;

3. The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers for Funds that are Manager-of-Managers Funds;

4. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

5. Information provided by RIMCo as to expenses incurred by the Fund including the expenses incurred by each Fund relative to its
Comparable Funds;

Basis for Approval of Investment Advisory Contracts 199

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

6. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund;
and

7. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the
Fund.

In reviewing the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo at the Post-Transaction RIC Agreement Information Meeting the impact on the Funds’ operations of changes in RIMCo personnel providing investment management and other services to the Funds during the past year or expected in the future, whether as a result of the LSEG Transaction, the Review, the Transaction, or otherwise. The Board was not advised of any expected diminution in the nature, scope, or quality of the investment advisory or other services provided to the Funds from such changes.

As noted above, RIMCo, in addition to managing the investment of each Manager-of-Managers Fund’s cash, may directly manage a portion of certain Manager-of-Managers Funds (the “Participating Funds”) pursuant to the relevant Existing RIMCo Agreement and the Post-Transaction RIMCo Agreement, the actual allocation being determined from time to time by the Participating Funds’ portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to actively manage such Funds’ overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors the Participating Funds’ risk/return profiles by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Funds’ investment objectives and strategies. For U.S. equity Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, or sector). For non-U.S. equity, global infrastructure, and global real estate Funds, Fund exposures may be managed with the goal to increase or decrease exposures
(such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region). For fixed-income Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit, or mortgage exposure, country risk, yield curve positioning or interest rates). For alternative and specialty Funds, Fund exposures may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For all Funds,
Fund characteristics may be managed to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/
return profile for each Fund. RIMCo may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio that provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, fixed income securities, pooled investment vehicles, exchange-traded notes, REITs, short-term investments, currencies and/or derivatives, including futures, forwards, options, and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may elect to adjust the exposure obtained through the cash equitization process to manage Fund exposures.

RIMCo also may manage Fund assets directly to effect a Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves, or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Manager-of-Managers Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs.
The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services.
The Board, however, also considered the potential benefits of the Direct Management Services to Participating Funds; the limited, although increasing, amount of assets that to the date of the Agreement Information Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management Services or otherwise.

In reviewing the Funds’ Advisory Fees in light of Fund performance, the Board considered that in the Post-Transaction RIC Agreement
Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective
Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued

200 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Russell U.S. Dynamic Equity
Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund,
Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit
Fund, Russell Commodity Strategies Fund, Russell Global Infrastructure Fund, Russell Global Real Estate Securities Fund, Balanced
Strategy Fund, and Growth Strategy Fund each had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth or fifth quintile of its Expense Universe for that expense component. The Advisory Fee for each of the other Funds ranked in the third quintile or better of its Expense Universe. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the
Expense Universe funds. The Board considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and
RIMCo’s belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and, in the case of the Manager-of-Managers Funds, management of portfolio transition costs when Money Managers are added, terminated or replaced.

RIMCo also observed that its “margins” in providing investment advisory services to the Manager-of-Managers Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Manager-of-Managers Funds’ Advisory Fees to their Money Managers.
RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

The Board further considered RIMCo’s advice at the Post-Transaction RIC Agreement Information Meeting that it intended to propose the addition of breakpoints to the Advisory Fee rates paid by the following Funds: Russell Short Duration Bond Fund, Russell Global
Real Estate Securities Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell U.S. Dynamic Equity Fund,
Russell Strategic Bond Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell
Commodity Strategies Fund, Russell Global Opportunistic Credit Fund, Russell Global Infrastructure Fund, Russell Multi-Strategy
Alternative Fund, Russell U.S. Strategic Equity Fund, Russell U.S. Large Cap Equity Fund, Russell U.S. Mid Cap Equity Fund,
Russell Multi-Strategy Income Fund, and Russell Tax-Managed International Equity Fund (together, the “Breakpoint Funds”). RIMCo advised the Board at the Post-Transaction RIC Agreement Information Meeting that the addition of such breakpoints was expected to reduce the Advisory Fees paid by Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Strategic Bond Fund, Russell
Tax-Managed U.S. Large Cap Fund, and Russell U.S. Strategic Equity Fund at current asset levels. The other Breakpoint Funds’
current assets would not reach the first breakpoints.

RIMCo attributed the relative ranking of the actual Advisory Fees of the Russell U.S. Dynamic Equity Fund, Russell Global Equity
Fund, Russell Emerging Markets Fund, and Russell Global Real Estate Securities Fund to the practice among smaller Expense
Universe funds to apply expense waivers intended to improve their total expense comparisons first to investment advisory fees, making meaningful comparisons of actual advisory fees difficult. RIMCo also noted that meaningful changes to the composition of the Russell
Global Real Estate Securities Fund’s Expense Universe in the past year had adversely affected the Fund’s Expense Universe ranking.
The Board considered the impact of the proposed addition of breakpoints to the Advisory Fee rates paid by each of these Funds.

RIMCo attributed the relative ranking of the actual Advisory Fee of the Russell Tax-Managed U.S. Large Cap Fund and Russell
Tax-Managed U.S. Mid & Small Cap Fund to the fact that very few of the Russell Tax-Managed U.S. Large Cap Fund’s Expense
Universe funds, and none of the Russell Tax-Managed U.S. Mid & Small Cap Fund’s Expense Universe funds, offer the tax-managed characteristics of the Funds. At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that
RIMCo provide additional information to support the reasonableness of such Funds’ Advisory Fees or consider waiving or otherwise reducing a portion of the Advisory Fees. At the Post-Transaction RIC Agreement Information Meeting and Post-Transaction RIC
Agreement Evaluation Meeting, the Board considered RIMCo’s notice of its intent to propose the addition of breakpoints to the Advisory

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Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Fee rates paid by each of these Funds, but that the breakpoints would not immediately impact the Advisory Fee paid by the Russell
Tax-Managed U.S. Mid & Small Cap Fund. The Board further considered RIMCo’s discussion regarding the added value of each Fund’s tax-aware strategy, which had resulted in the Russell Tax-Managed U.S. Large Cap Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 1-, 3-, 5- and 10-year periods ended November 30, 2015, and the Russell Tax-Managed
U.S. Mid & Small Cap Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 3-, 5-, and 10-
year periods ended such date.

With respect to the Russell Strategic Bond Fund, Russell Short Duration Bond Fund, and Russell Global Opportunistic Credit Fund,
RIMCo noted that as part of a competitive review of the Funds’ total expense ratios, RIMCo had implemented contractual advisory fee waivers of 3.4 basis points, 3.2 basis points, and 4.4 basis points, respectively, effective March 1, 2015. The Board considered that
RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the
Fund in the future upon reaching certain asset levels.

RIMCo attributed the relative ranking of the actual Advisory Fees of the Russell Commodity Strategies Fund to changes in its Expense
Universe during the past year that adversely affected the Fund’s Expense Universe rankings. The Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s Advisory Fees. RIMCo also noted that the Russell Commodity Strategies
Fund is the only multi-manager fund in the Expense Universe and, as such, offers a unique value proposition, which justifies its relative ranking of the actual Advisory Fee. The Board also considered that, effective March 1, 2015, RIMCo had changed its voluntary
Advisory Fee waiver of 3 basis points to a contractual fee waiver, for a total contractual Advisory Fee waiver of 30 basis points. The
Board further considered that RIMCo at the Post-Transaction RIC Agreement Evaluation Meeting, after discussions that began at the Existing RIC Agreement Information Meeting, agreed to an additional contractual Advisory Fee waiver of 8 basis points effective
March 1, 2016. The Board considered that RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the Fund in the future upon reaching certain asset levels.

With respect to the Russell Global Infrastructure Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s Advisory Fees. The Board also considered that, effective March 1, 2015, RIMCo had changed its voluntary
Advisory Fee waiver of 2 basis points to a contractual fee waiver, for a total contractual advisory fee waiver of 33 basis points. The Board further considered that RIMCo at the Post-Transaction RIC Agreement Evaluation Meeting, after discussions that began at the Existing
RIC Agreement Information Meeting, agreed to an additional contractual Advisory Fee waiver of 2 basis points, effective March 1,
2016. The Board considered that RIMCo had proposed the addition of breakpoints to the Fund’s Advisory Fee rate, which could result in reduced Advisory Fees for the Fund in the future upon reaching certain asset levels.

With respect to the Balanced Strategy Fund and the Growth Strategy Fund, the Board considered that the actual Advisory Fee for each
Fund was less than 3 basis points from the third quintile of its Expense Universe.

Based upon information provided by RIMCo, the Board reviewed for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board reviewed, among other things, the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years, including, especially, the period since LSEG’s announcement of the conclusion of the Review and its intention to sell the FRC investment management business. The Board considered RIMCo’s advice that the impact of its Direct Management Services was not expected to materially affect RIMCo’s economies due to the relatively small strategic allocation targets and associated costs to RIMCo of providing such services. The Board further considered RIMCo’s advice at the Post-Transaction RIC Agreement Information Meeting
and Post-Transaction RIC Agreement Evaluation Meeting that it intended to propose the addition of breakpoints to the Advisory Fee rates paid by the Breakpoint Funds and RIMCo’s rationale for determining which Funds would be Breakpoint Funds and the level of breakpoints.

The Board also considered that the fees payable to RIMCo or its affiliates by most but not all institutional clients with respect to institutional funds with investment objectives similar to those of the Funds and the Other Russell Funds are lower, and, in some cases may be substantially lower, than the rates paid by certain of the Funds and the Other Russell Funds. The Trustees received information comparing the fees payable to RIMCo by certain institutional clients and the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that

202 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

institutional clients have fewer compliance, administrative, and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, and that the process associated with the acquisition of new assets is considerably more expensive in the retail market, relative to the institutional market. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers.
Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell U.S. Dynamic
Equity Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Emerging Markets
Fund, Russell Strategic Bond Fund, Russell Short Duration Bond Fund, Russell Global Opportunistic Credit Fund, Russell Commodity
Strategies Fund, Russell Global Infrastructure Fund, Russell Tax Exempt Bond Fund, Conservative Strategy Fund, Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. The total expenses for each of the other
Funds ranked in the third quintile or better of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds. In the case of each of the aforementioned Funds, other than the Russell Tax Exempt Bond Fund,
Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy
Fund, a significant factor in the Fund’s total expense ranking was the Fund’s Advisory Fee when compared to the investment advisory fees of other Expense Universe funds. The Board considered that the total expenses shown in the Third-Party Information for each of the Russell Global Opportunistic Credit Fund, Russell Short Duration Bond Fund, Russell Global Infrastructure Fund, Russell Tax
Exempt Bond Fund, Conservative Strategy Fund, and Moderate Strategy Fund were within 5 basis points or less from the third quintile of the respective Fund’s Expense Universe. The Board further considered that after taking account of contractual advisory fee waivers implemented by RIMCo as of March 1, 2015 for the Russell Global Opportunistic Credit Fund and Russell Global Infrastructure
Fund, and the additional Advisory Fee waiver to be implemented by RIMCo on March 1, 2016 for the Russell Global Infrastructure
Fund, the total expenses for the Russell Global Opportunistic Credit Fund and Russell Global Infrastructure Fund ranked in the third quintile of their respective Expense Universes, and that the total expenses of the Russell Tax Exempt Bond Fund were within 1 basis point from the third quintile of its Expense Universe. With respect to each of the other Funds with total expenses ranked in the fourth or fifth quintile of their Expense Universes, RIMCo expressed its belief that the Funds’ overall expense ratios were reasonable, notwithstanding the Third-Party Information comparisons. RIMCo provided explanations for the relative ranking of the total expense ratios for certain Funds.

With respect to the Russell U.S. Dynamic Equity Fund and Russell Emerging Markets Fund, the Board considered RIMCo’s explanation that significant changes in each Fund’s Expense Universe during the past year adversely affected the ranking of the Fund’s total expenses. The Board also considered the impact of the proposed additional Advisory Fee breakpoints on each Fund’s total expenses.
At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the fee and expense levels of the Russell Emerging Markets Fund or consider waiving or otherwise reducing a portion of the Advisory Fee. The Board considered RIMCo’s advice at the Post-Transaction RIC Agreement
Evaluation Meeting that the Russell Emerging Markets Fund maintains more exposure to so-called “frontier markets” and smaller capitalization companies, which entail more expense than other Expense Universe funds, and when ranked only against sub-advised
Comparable Funds in the Expense Universe, the Fund was 0.9 basis points from the third quintile and would be 0.3 basis points from the third quintile when reflecting the proposed addition of Advisory Fee breakpoints.

With respect to the Russell Tax-Managed U.S. Large Cap Fund, the Board considered RIMCo’s explanation that the number of
Comparable Funds in the Expense Universe had decreased during the past year, which caused the Expense Universe’s average expense ratio to drop by 2 basis points while the Fund’s total expense ratio remained relatively unchanged. At the Post-Transaction
RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the Fund’s fee and expense levels or consider waiving or otherwise reducing a portion of the Advisory Fee. RIMCo noted the expected impact of the proposed addition of Advisory Fee breakpoints on the Fund’s total expenses. The Board considered
RIMCo’s advice at the Post-Transaction RIC Agreement Evaluation Meeting that very few of the funds in the Expense Universe offered an active tax-managed or tax-aware strategy that was comparable to the Fund’s strategy. The Board further considered RIMCo’s advice regarding the added value of the Fund’s tax-aware strategy, which had resulted in the Fund’s after tax return ranking in the first or second quintile of its Performance Universe for the 1-, 3-, 5-, and 10-year periods ended November 30, 2015.

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the Russell Tax-Managed U.S. Mid & Small Cap Fund, the Board considered RIMCo’s advice that none of the funds in its Expense Universe pursued a tax-managed or tax-aware strategy comparable to the Fund’s strategy. At the Post-Transaction
RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the fee and expense levels of the Russell Tax-Managed U.S. Mid & Small Cap Fund or consider waiving or otherwise reducing a portion of the Advisory Fee.

The Board considered RIMCo’s advice at the Post-Transaction RIC Agreement Evaluation Meeting regarding the added value of the
Fund’s tax-aware strategy, which had resulted in the Fund’ after tax return ranking in the first or second quintile of its Performance
Universe for the 3-, 5-, and 10-year periods ended November 30, 2015. The Board further considered RIMCo’s advice that tax management of a mid- and small-cap fund entails more expense than a large cap fund. The Board noted that the proposed addition of an Advisory Fee breakpoint was not expected to impact the Fund’s total expenses at current asset levels.

With respect to the Russell Commodity Strategies Fund, the Board considered RIMCo’s expressed belief that, because of the small size of the Fund’s Expense Universe, any change in the number of Comparable Funds may be expected to have, and has had, an impact on the ranking of the Fund’s total expenses. In addition to the sensitivity and volatility of the Expense Universe to constituent changes,
RIMCo again noted that the Fund was the only multi-manager fund in its Expense Universe and offers a unique value proposition to its peers, justifying its relatively higher total expense ratio. The Board considered that, effective March 1, 2015, RIMCo had changed its voluntary Advisory Fee waiver of 3 basis points to a contractual fee waiver, for a total contractual advisory fee waiver of 30 basis points.
At the Post-Transaction RIC Agreement Information Meeting, the Independent Trustees requested that RIMCo provide additional information to support the reasonableness of the Fund’s fee and expense levels or consider waiving or otherwise reducing a portion of the Advisory Fee. The Board considered at the Post-Transaction RIC Agreement Evaluation Meeting that RIMCo agreed to an additional contractual Advisory Fee waiver of 8 basis points, effective March 1, 2016, which was expected to bring the Fund’s total expenses into the third quintile of its Expense Universe.

With respect to the Russell Strategic Bond Fund, Russell Short Duration Bond Fund, and Russell Global Opportunistic Credit Fund, the
Board considered RIMCo’s explanation that, as part of a competitive review of the Funds’ total expense ratios, RIMCo had implemented contractual advisory fee waivers of 3.4 basis points, 3.2 basis points, and 4.4 basis points, respectively, effective March 1, 2015. With respect to the Russell Short Duration Bond Fund, the Board also considered that the waiver of an additional 3 basis points of transfer agency fees for classes A, C, E, and S, which was implemented on May 1, 2014, did not have a full year of impact on the Fund’s total expenses.

With respect to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund, and Equity
Growth Strategy Fund, the Board considered RIMCo’s explanation that the total expenses for each Fund will be reduced as a result of new allocations to underlying Funds that were implemented in March and May 2015. Such reduction was expected to move the
Conservative Strategy Fund, Moderate Strategy Fund, and Equity Growth Strategy Fund into the third quintile, and the Balanced
Strategy Fund and Growth Strategy Fund to within 5.5 basis points of the third quintile, of their respective Expense Universes. RIMCo noted that the transfer agent for each of these Funds, Russell Fund Services Company (“RFSC”), had adjusted the existing transfer agency fee waivers effective March 1, 2015.

On the basis of the Post-Transaction RIC Agreement Information and other information previously received by the Board from RIMCo during the course of the current year or in prior years, or presented at or in connection with the Agreement Information Meetings by
RIMCo, the Board, in respect of each Fund, found after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds that (1) the Advisory Fee charged by
RIMCo was reasonable in light of the nature, scope, and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable
Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; (5) RIMCo’s profitability with respect to the
Fund was not excessive in light of the nature, scope, and overall quality of the investment management and other services provided by RIMCo; and (6) the Advisory Fee charged by RIMCo, with implementation of the new breakpoints in the case of the Breakpoint
Funds, appropriately reflects any economies of scale realized by such Fund in light of various factors, including the variability of Money
Manager investment advisory fees and other factors associated with the manager-of-managers structure for the Manager-of-Managers
Funds.

204 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board, in assessing the performance of Funds with at least three years of performance history, focused upon each Fund’s performance for the 3-year period ended December 31, 2014 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Manager-of-Managers Funds, including changes in
Money Managers, and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services.

With respect to the Russell U.S. Defensive Equity Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2014 was in the fourth quintile of its Performance Universe, but that its performance for the 1- and 5-year periods ended such date was in the second and third quintiles of its Performance Universe, respectively. RIMCo noted that in 2012, the
Fund's investment strategy was changed from a quantitative investment approach to investing in defensive stocks, and, as a result, the
Fund’s benchmark was changed. RIMCo explained that the Fund’s Performance Universe includes large cap core funds that are more similar to the Fund’s previous benchmark, which outperformed the Fund’s current benchmark.

With respect to the Russell Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for each of the 3- and
5-year periods ended December 31, 2014 was ranked in the fourth quintile of its Performance Universe, but that its performance for the 1-year period ended such date was in the third quintile of its Performance Universe. RIMCo noted that the Fund had meaningfully lower exposure to lower credit quality securities than its Comparable Funds, although the Fund was still materially overweight credit risk against the benchmark. RIMCo explained that credit spreads widened as risk assets continued to rally over the 3-year period, benefiting Comparable Funds with greater exposure to credit risk. The Board considered that the Fund outperformed its benchmark for the 3- and 5-year periods.

With respect to the Russell Commodity Strategies Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2014. RIMCo advised the Board that the Fund’s underperformance relative to some other funds in the Performance Universe was primarily attributable to differences in the Comparable Funds’ benchmarks and performance objectives. Additionally, several Comparable Funds in the Performance Universe seek to add excess returns relative to their benchmarks by investing in lower quality credit instruments while the Fund maintains an average credit rating of AA or better.

With respect to the Russell Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but was ranked in the third quintile of the Performance Universe for the 1-year period ended such date. The Board considered RIMCo’s explanation that the Performance
Universe includes a number of Comparable Funds that are notably different from the Fund's global infrastructure sector focus, and several Comparable Funds that are benchmarked against different infrastructure indexes, leading to persistent structural differences with respect to sector and regional exposures. RIMCo explained that the Fund’s objective is to outperform its benchmark, while adhering to benchmark-relative risk guidelines, and that RIMCo believes the Fund is performing in line with expectations. RIMCo noted that the Fund outperformed its benchmark in the 3-year period.

With respect to the Russell Multi-Strategy Alternative Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2014. The Board considered that
RIMCo attributed the underperformance relative to some Comparable Funds to differences in benchmarks, performance objectives, and the types of strategies employed. The Board considered RIMCo’s explanation that the primary goal of the Fund is to outperform its benchmark while maintaining low volatility and low correlation to global equity markets, whereas many of the Comparable Funds are benchmarked to equity or hedge fund indices. In this regard, RIMCo noted that relative to its Comparable Funds the Fund maintained significantly less exposure to U.S. equities, which rallied during the period.

With respect to the Russell Strategic Call Overwriting Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended December 31, 2014. The Board considered RIMCo’s explanation of the Fund’s relative underperformance for the 1-year period. Among other things, RIMCo noted that because the Fund seeks a smoother overwriting profile through overlapping and diversified option tenors, the Fund took recurring defensive positions, which capped the Fund’s performance potential during the market upswings during the period. RIMCo advised the Board that it was taking steps toward a more all-weather, all conditional market approach for the Fund to seek to enhance the Fund’s ability to outperform in various market environments.

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the Conservative Strategy Fund and Moderate Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but was ranked in the third quintile for the 1-year period ended such date. The Board considered that the Conservative Strategy Fund and Moderate
Strategy Fund outperformed their respective benchmarks for the 3-year period ended December 31, 2014. With respect to the Growth
Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance
Universe for the 3-year period ended December 31, 2014, and ranked in the fifth quintile of its Performance Universe for the 1- and
5-year periods ended such date. With respect to the Equity Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014.
The Board considered RIMCo’s explanation that the underperformance of these Funds of Funds relative to their respective peer groups was mainly due to asset allocation differences. RIMCo noted, among other things, that the Conservative Strategy Fund, Moderate
Strategy Fund, and Equity Growth Strategy Fund tend to have higher allocations to fixed income and lower allocations to equities than their respective Comparable Funds and that equities have largely outperformed fixed income on an annualized basis over the 3-year period. RIMCo also explained that each of the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund, and Equity Growth Strategy Fund tend to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, commodities, global high yield debt, emerging market debt, and hedge fund strategies), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility. RIMCo advised the Board that, within the equity positions held by the Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund, and Equity Growth Strategy Fund, the Funds have more of a global equity allocation and less U.S. bias relative to their respective Comparable Funds, and the U.S. markets outperformed international developed markets over the 3-year period ended December 31, 2014.

The Board also considered that in January 2014, the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund, and Equity Growth Strategy Fund implemented a change in strategic asset allocations, which decreased positions in core fixed income, international developed equity, and commodities, and increased positions in small cap, emerging markets, and infrastructure. According to RIMCo, these changes brought the Funds’ allocations directionally closer towards the average equity and fixed income allocations of the Comparable Funds, although the Funds continue to maintain more diversified growth asset exposure and a larger globally diversified equity allocation than their Comparable Funds.

With respect to the 2020 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2014, but its performance was ranked in the third quintile of its Performance Universe for the 1- and 5-year periods ended such date. With respect to the 2025 Strategy Fund and the 2030 Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fourth quintile of its
Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014. With respect to the 2035 Strategy Fund, the Third-
Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31, 2014, but its performance was ranked in the fifth and fourth quintiles of its Performance Universe for the 1- and
5-year periods ended such date, respectively. With respect to the 2040 Strategy Fund and the 2050 Strategy Fund, the Third-Party
Information showed that each Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2014, and its performance was ranked in the fifth quintile of its Performance Universe for the 1-year period ended such date. With respect to the 2045 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3-, and 5-year periods ended December 31, 2014. With respect to the
2055 Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance
Universe for the 1- and 3-year periods ended December 31, 2014.

The Board considered RIMCo’s explanation that the underperformance of the 2020 Strategy Fund, 2025 Strategy Fund, 2030 Strategy
Fund, 2035 Strategy Fund, 2040 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund, 2055 Strategy Fund and In Retirement Fund
(the “Target Date Funds”) relative to their respective peer groups over the 3-year period ended December 31, 2014 was mainly due to asset allocation differences. RIMCo explained that within the growth-oriented asset allocation, each of the Target Date Funds tends to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, and commodities), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility. The Board also considered that in August 2014, the Target Date Funds implemented changes to the glide path that dictates asset allocation between return-seeking growth assets (equity and real asset) and capital preservation assets (core fixed income) for the Funds, which is expected to bring a number of the Funds closer to the average equity and fixed income allocations of the Comparable Funds and may reduce differences in peer relative average performance going forward.

206 Basis for Approval of Investment Advisory Contracts

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LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In assessing performance, the Board reviewed each Fund’s absolute performance and performance relative to appropriate benchmarks and indices, in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board considered RIMCo’s stated investment strategy of managing the
Funds in a risk-aware manner. The Board also considered the Money Manager changes that have been made in recent periods and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered potential new strategies discussed at prior Board meetings that may be employed by RIMCo in respect of certain Funds.

At the Post-Transaction RIC Agreement Evaluation Meeting, the Board concluded that, under the circumstances, including those described below, and based on RIMCo’s performance information and reviews for each Fund and the other Post-Transaction RIC
Agreement Information, the performance of each of the Funds would be consistent with the approval of the Post-Transaction RIMCo
Agreement.

At the Agreement Information Meetings, with respect to the review of the terms of the Post-Transaction Money Manager Agreements, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money
Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and
RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate, or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements and commissions paid to any affiliated broker/dealer through which they execute trades. The Post-Transaction
RIC Agreement Information described oversight of Money Manager soft dollar arrangements. The Post-Transaction RIC Agreement
Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money
Manager soft dollar arrangements, policies, and procedures, the Money Managers’ soft dollar arrangements, policies, and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Funds in their registration statements. RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management and non-discretionary investment advisory contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each
Fund; and the fact that each Money Manager’s fee is paid by RIMCo. Based substantially upon RIMCo’s recommendations, together with the Post-Transaction RIC Agreement Information, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided.

In approving the Post-Transaction RIMCo Agreement and determining to submit it to shareholders for their approval, the Trustees, in addition to the reviews described above, conducted a review that was specifically focused on the Transaction and its impact on the interests of the Funds and their shareholders, and, in doing so, considered a variety of factors, positive and negative, deemed relevant in their business judgment, certain of which are discussed below. The discussion below is not intended to be all-inclusive.

1. Their belief that the Post-Transaction RIMCo Agreement addresses the immediate need to provide for continuation without interruption of the investment advisory and other services provided to the Funds by RIMCo and its affiliates following the completion of the Transaction.

2. RIMCo’s belief that the Transaction will address the uncertainty of its employees and Fund shareholders and potential shareholders regarding ownership of RIMCo and the continuity of services to the Funds, facilitating efforts to attract and retain qualified investment and other professionals, to retain current Fund assets, and to attract new Fund assets. The Board noted, however, that the involvement of TA Associates and Reverence Capital and the investments made indirectly by the limited partners of certain private equity funds affiliated with TA Associates (“TA Funds”) and certain private equity funds affiliated with Reverence Capital (the “Reverence Capital
Funds”) will not be viewed as permanent by employees, Fund shareholders, and potential Fund shareholders; therefore the Transaction might not resolve these uncertainties. When TA Associates and Reverence Capital determine to end their involvement in RIMCo and

Basis for Approval of Investment Advisory Contracts 207

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

to exit the investments made by alternative investment vehicles created by or from the TA Funds (the “TA Alternative Investment
Vehicles”) and by alternative investment vehicles (the “Reverence Capital Entities”), respectively, subsequent to the Transaction, the manner in which such an exit would be accomplished and the consequences to RIMCo and the Funds are not determinable at this time.
In the event of such a determination and exit, the Board will consider what actions, if any, are available, necessary, appropriate, and in the best interests of the Funds and their shareholders under the circumstances.

3. The reputations of TA Associates and Reverence Capital and their records of acquiring investments in investment management companies, as well as their having advised the Board that there is no established timetable for their exits from the RIMCo investments made by the TA Alternative Investment Vehicles or Reverence Capital Entities at this time. Information presented to the Board by TA
Associates and Reverence Capital at the Post-Transaction RIC Agreement Evaluation Meeting showed that past investments by TA
Associates in investment management companies historically have extended for three to ten years. In the case of RIMCo, it was noted
by TA Associates and Reverence Capital that the duration of the investments made by the TA Alternative Investment Vehicles and the Reverence Capital Entities, respectively, could be shorter or longer than the historical duration of its investments in investment management companies. The impact of such exit on RIMCo’s operations and financial condition is not determinable at this time, although an exit likely would result in a change of control of RIMCo.

4. Assurances from TA Associates and Reverence Capital that RIMCo will continue to be part of Russell Investments and that Russell
Investments will continue to operate as a separate organization under its own governance structure. TA Associates and Reverence
Capital advised the Board that they did not envision involvement in RIMCo’s day-to-day operations, but that each organization will have representation on the board of directors of a direct or indirect corporate parent company of RIMCo (the “Russell Investments Board”).
Through their representatives, TA Associates and Reverence Capital will be actively involved in the governance and growth strategy of RIMCo, will recruit additional members for the Russell Investments Board with meaningful leadership and managerial experience in investment management, and intend to bring strategic relationships to bear in support of driving the growth of RIMCo’s business.

5. The current intention of TA Associates and Reverence Capital to retain RIMCo’s existing management team and other key professionals. Please see the final paragraph of this section for additional information regarding this factor.

6. The intention of TA Associates and Reverence Capital to finance a substantial portion of the Transaction purchase price by debt guaranteed by Emerald Acquisition and certain subsidiaries (including RIMCo) of FRC (“Transferred Subsidiaries”) (Emerald
Acquisition and certain Transferred Subsidiaries, including RIMCo, collectively, the “Guarantors”), with the possibility of a future change of control of RIMCo upon the occurrence of certain conditions or events of default under the final terms and conditions of the Term Loan Facility and the Revolving Credit Facility (which had not been negotiated or finalized). The Board noted that RIMCo,
TA Associates, and Reverence Capital each anticipates, based on historical operating profits of the Transferred Subsidiaries, that cash flows from the Transferred Subsidiaries will be adequate to service all debt with appropriate cushions with no diminution in the nature, scope, or quality of services provided to the Funds by RIMCo and its affiliates, as supported by analyses and five-year projections prepared by and provided to the Board by TA Associates and Reverence Capital. The Board noted that TA Associates and Reverence Capital advised the Board that the capital structure of RIMCo, giving effect to its debt service obligations, would be appropriately balanced and that the most recent balance sheet and statement of income of RIMCo would not be changed significantly by the Transaction. The Board particularly noted that TA Associates and Reverence Capital advised the Board that each has used leverage effectively in prior transactions with asset managers with mutual fund complexes as part of a balanced structure and that a
TA Fund and a Reverence Capital Fund (and, indirectly, their limited partners) have guaranteed Emerald Acquisition’s obligation to pay U.S. $150 million of the purchase price to FRC in four annual installments commencing on December 31, 2017 (the “Holdback”)
and, therefore, have an additional financial interest in the success of the Transaction until the Holdback is paid to FRC. TA Associates and Reverence Capital informed the Board that Emerald Acquisition (which is, and it is expected that the terms of the Facilities will require it to remain, a passive holding company with no operations) is prepared to support the business of RIMCo through reinvestment of cash flow and additional capital investments, if and as appropriate, but made no commitments and may be financially constrained in its ability to do so.

7. Statements from TA Associates and Reverence Capital that there should be no pressure to and there are no current plans to make changes with respect to current Advisory Fees, expense limitations, and distribution arrangements or in the nature, scope, or quality of services provided to the Funds by RIMCo and its affiliates.

8. The strong support expressed by the current senior management team at RIMCo for the Transaction.

208 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

9. The commitment of FRC to bear all expenses incurred by the Funds in connection with the Transaction, including all costs associated with the proxy solicitation.

10. Statements from TA Associates and Reverence Capital that there is no intention to change any of the Funds’ affiliated or third-
party service providers in connection with the Transaction, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from LSEG to
Emerald Acquisition through one or more direct or indirect wholly-owned subsidiaries (the “Owners”).

11. The Board was informed that the Transaction will result in employees of Russell Investments owning a larger financial interest, indirectly, in RIMCo than they currently own, which may align their long-term interests with the interests of RIMCo and should help
RIMCo retain key management and investment personnel, an important factor in assessing the stability of RIMCo following completion of the Transaction.

12. Information concerning the impact of the separation of FRC’s index business from FRC’s investment management business and assurances from RIMCo that following the Transaction it will continue to have access to the intellectual property and index data and related services that have been provided by FRC’s index business through license agreements that are satisfactory to RIMCo and will not involve any cost or expense to the Funds;

13. The Existing RIMCo Agreement was approved by each Fund’s shareholders in November 2014. The terms and conditions of the
Post-Transaction RIC Agreements are substantially the same as those of the recently approved Existing RIC Agreements, which will terminate automatically upon completion of the Transaction, and the Post-Transaction RIC Agreements will not increase any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, economies of scale, or other fees or benefits received by RIMCo and its affiliates as a result of their relationships with the Fund.

14. There will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight.

15. Assurances from RIMCo and Emerald Acquisition that no “unfair burden” has been imposed on the Funds within the meaning of
Section 15(f) of the Investment Company Act by the LSEG Transaction or the Transaction, taken singly or together, and that for a period of two years following the effective date of the Transaction, they will use reasonable best efforts not to engage in activities that would impose an unfair burden on the Funds;

16. The Trustees’ belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in underlying Manager-of-Managers Funds).

17. Statements from TA Associates and Reverence Capital that they will not require or seek any changes to the manager-of-managers structure employed by RIMCo in the case of the Manager-of-Managers Funds and employed by the Funds of Funds through their investments in the Manager-of-Managers Funds or changes to the current Money Managers to the Manager-of-Managers Funds other than in the ordinary course of business.

18. The demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that at the current expense ratio of each Manager-of-Managers Fund, there likely would be no acceptable alternative investment managers to replace
RIMCo following termination of the Existing RIMCo Agreement on comparable terms given the need to continue the manager-of-
managers strategy selected by Fund shareholders in purchasing their shares of Manager-of-Managers Funds or Funds of Funds that indirectly employ a manager-of-managers structure through their investments in underlying Manager-of-Managers Funds.

19. RIMCo is a joint and several Guarantor of the Facilities and certain of the Equity Interests, including the RIMCo Equity Interest, will be pledged as loan collateral (the “Loan Collateral”). If ownership of the Loan Collateral changes as a result of certain third-party financial institutions’ (the “Lenders”) exercise of their rights in connection with the Facilities and the Post-Transaction RIC Agreements automatically terminate upon the change of control of RIMCo, there may be no acceptable alternative investment managers with special expertise to continue the manager-of-managers structure selected by shareholders of the Manager-of-Managers Funds on comparable terms and conditions. In such event, the Board will consider what actions, if any, are available, necessary, appropriate, and in the best

Basis for Approval of Investment Advisory Contracts 209

Russell Investment Company
LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

interests of the Funds and their shareholders under the circumstances, which may include approving a temporary interim advisory agreement with RIMCo in accordance with Rule 15a-4 under the Investment Company Act that would allow RIMCo to continue to serve as investment manager for a maximum period of 150 days.

20. The belief that in the event that the Post-Transaction RIC Agreements were not approved by the Board or the Transaction is not completed, LSEG would explore alternative options to sell or dispose of FRC’s investment management business based on the conclusion of the Review and the Board’s concern that a transaction other than the Transaction might not be available, or if available, could entail terms, conditions, and consequences more unfavorable to the Funds than the Transaction. The Board also considered RIMCo’s belief that in the event of a determination by the Board not to approve the Post-Transaction RIC Agreements continued uncertainty regarding
RIMCo’s ownership could adversely affect the ability of RIMCo to attract and retain key personnel and the abilities of the Funds to retain their current assets and to attract additional assets during the period in which LSEG pursued an alternative transaction.

In evaluating the Post-Transaction RIC Agreements, the Board considered various risks associated with the Transaction or if the
Transaction is not completed, including the possibility that a change of control terminating the Post-Transaction RIC Agreements may occur at any time after the Transaction in the event of, among others things, (1) a default under the Facilities by the certain direct or indirect subsidiaries of Emerald Acquisition (the “Borrowers”) and the Guarantors, including RIMCo, or (2) exits from the investments made by the TA Alternative Investment Vehicles and/or the Reverence Capital Entities. Moreover, the Board considered that, although
TA Associates and Reverence Capital believe, based on the historical operating profits of RIMCo and the other Transferred Subsidiaries, that the “free” cash flows of RIMCo and the other Transferred Subsidiaries will be sufficient for the Borrowers and the Guarantors to meet their debt service obligations under the Facilities with no diminution in the nature, scope, or quality of services provided to the
Funds, the operating profits of RIMCo and the other Transferred Subsidiaries may be adversely affected by various factors, including general economic, market and business conditions and developments specific to the business activities and operations of RIMCo and the other Transferred Subsidiaries. Therefore, there is no assurance that the historical operating profits of RIMCo and the other Transferred
Subsidiaries will be sustained following completion of the Transaction at levels sufficient for the Borrowers and the Guarantors to meet their obligations in respect of the Facilities and to do so without diminution in the nature, scope and quality of services provided by
RIMCo and its affiliates to the Funds. Consequently, the Board identified as the principal factor in determining whether to approve the
Post-Transaction RIC Agreements the immediate need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing RIC Agreements upon completion of the Transaction.
The Board also noted LSEG’s stated intention to dispose of its interests in FRC’s investment management business and the uncertainty that if the Board did not approve the Post-Transaction RIC Agreements, or the Transaction is not completed, another transaction could be arranged by LSEG, or if arranged, could entail terms and conditions more unfavorable than the Transaction. No other factors or single factor reviewed by the Board was identified as a principal factor in determining whether or not to approve the Post-Transaction
RIC Agreements and each Board member may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund.

Following the Post-Transaction RIC Agreement Evaluation Meeting, the Independent Trustees were advised of two changes in RIMCo’s management, including a change in the Funds’ leadership. On January 13, 2016, RIMCo publicly announced that Vernon Barback had been appointed President of Russell Investments. With respect to the management change affecting the Funds’ leadership, RIMCo publicly announced on February 9, 2016 that Sandra Cavanaugh, Chief Executive Officer of the Funds and a member of the Funds’
Board, would retire at the end of June 2016. The Independent Trustees were not aware of, and therefore did not consider, these changes in their evaluation of the Post-Transaction RIMCo Agreement. On January 14, 2016, the Independent Trustees of the Funds met by
conference call with members of RIMCo’s executive management and received information regarding these changes. On January 18,
2016, the Independent Trustees met privately by conference call with Independent Counsel to discuss the management changes, and following that meeting, the Independent Trustees submitted a list of questions regarding the management changes and their impact on the Funds. The Board again met with representatives of RIMCo’s executive management by conference call on January 28, 2016 to review responses to its questions. Following this review, the Independent Trustees continued the conference call meeting, after excusing RIMCo’s representatives, to discuss in executive session with their Independent Counsel the foregoing changes in RIMCo management. Following discussion, the Independent Trustees determined that, while the changes, particularly with respect to Ms.
Cavanaugh, would have been relevant to its evaluation of the Post-Transaction RIMCo Agreement, they would not have affected the decision to approve the Post-Transaction RIMCo Agreement.

210 Basis for Approval of Investment Advisory Contracts

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
www.russellinvestments.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and
Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s
website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 211

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2016
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 41 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies;
Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC and RIF	50	Trustee, Russell
Born May 10, 1954	Executive Officer	is chosen and	• Chairman of the Board, Co-President		Exchange
1301 Second Avenue,	since 2010	qualified by	and CEO, Russell Financial Services,		Traded Funds
18th Floor, Seattle, WA	Trustee since 2010	Trustees	Inc. (“RFS”)		Trust
98101		Appointed until	• Chairman of the Board, President
		successor is	and CEO, Russell Fund Services
		duly elected and	Company (“RFSC”)
		qualified	• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

* Each Trustee is subject to mandatory retirement at age 75.
# Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore classified as an Interested Trustee. Russell Investments announced on February 9, 2016 that Ms. Cavanaugh has decided to retire at the end of June2016. She will continue to lead the U.S. retail business and help with a smooth transition as
Russell Investments selects and names a successor. In addition, Ms. Cavanaugh will be available as necessary in a consulting capacity for as long as the rest of 2016 to assist with the leadership transition. Once Ms. Cavanaugh retires or her successor has been appointed and assumed his or her responsibilities, Ms. Cavanaugh may resign as a trustee of the Trust. This leadership change is not expected to have an adverse impact on any of the Funds.

212 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 213

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

214 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	Until October
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice		2015, Trustee,
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,		Russell
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.		Exchange
98101		Appointed until	(investment company)		Traded Funds
		successor is			Trust
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	Until October
Born December 3, 1951		successor is	• January 2011 through March 2013,		2015, Trustee,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton		Russell
18th Floor, Seattle, WA		qualified	Wealth Management (investment		Exchange
98101			company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 215

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,		Russell
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper		Exchange
98101	Committee since	Appointed until	and forest products)		Traded Funds
	2007	successor is			Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	50	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

* Each Trustee is subject to mandatory retirement at age 75.

216 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS

George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIMCo	50	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

*Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC and RIF
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 217

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued —
April 30, 2016 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS (continued)
Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101

* Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore classified as an Interested Trustee. Russell Investments announced on February 9, 2016 that Ms. Cavanaugh has decided to retire at the end of June 2016. She will continue to lead the U.S. retail business and help with a smooth transition as Russell Investments selects and names a successor. In addition, Ms. Cavanaugh will be available as necessary in a consulting capacity for as long as the rest of 2016 to assist with the leadership transition. Once Ms. Cavanaugh retires or her successor has been appointed and assumed his or her responsibilities, Ms. Cavanaugh may resign as a trustee of the Trust. This leadership change is not expected to have an adverse impact on any of the Funds.

218 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — April 30, 2016 (Unaudited)

Interested Trustee	Administrator and Transfer and Dividend Disbursing
Sandra Cavanaugh	Agent
Independent Trustees	Russell Fund Services Company
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Daniel P. Connealy	State Street Bank and Trust Company
Katherine W. Krysty	1 Heritage Drive
Raymond P. Tennison, Jr.	North Quincy, MA 02171
Jack R. Thompson	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Sandra Cavanaugh, President and Chief Executive Officer	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mark E. Swanson, Treasurer and Chief Accounting Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management Company	Russell Financial Services, Inc.
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 219

-

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-
2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: _/s/ Sandra Cavanaugh__________________________________________________
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: __/s/ Sandra Cavanaugh_______________________________________________
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: July 5, 2016

By: _/s/ Mark E. Swanson__________________________________________________
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: July 5, 2016